     As filed with the Securities and Exchange Commission on August 13, 2003

                                        Securities Act Registration No. 811-5686



                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. _______          Post-effective Amendment No. ______
                        (Check appropriate box or boxes)

                         AIM INVESTMENT SECURITIES FUNDS
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 100, Houston, Texas 77046
                    ----------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

NANCY L. MARTIN, ESQUIRE                  MARTHA J. HAYS, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1735 Market Street
Suite 100                                          51st Floor
Houston, TX 77046                         Philadelphia, PA 19103

      Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

      The titles of the securities being registered are AIM High Yield Fund Classes A, B, C and Investor Class; AIM Income Fund Classes A, B, C and Investor Class; AIM Intermediate Government Fund Classes A, B, C and Investor Class; AIM Money Market Fund AIM Cash Reserve Shares and Classes B, C and Investor Class; and AIM Municipal Bond Fund Classes A, B, C and Investor Class. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

(INVESCO LOGO)

                            INVESCO BOND FUNDS, INC.

                            INVESCO HIGH YIELD FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds (including your Fund) and the AIM Funds.

     AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Directors approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of this new investment advisory agreement. If approved, this new agreement will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. Your Board has approved redomesticating your Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     Finally, the independent directors of your Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Raymond R. Cunningham

                                          Raymond R. Cunningham
                                          President

                            INVESCO BOND FUNDS, INC.

                            INVESCO HIGH YIELD FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

     To the Shareholders of INVESCO High Yield Fund and the Shareholders of INVESCO Bond Funds, Inc. ("Company"):

     We cordially invite you to attend our Special Meeting of Shareholders to:

     1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of Company, will be transferred to AIM High Yield Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

     3. Approve a new investment advisory agreement with A I M Advisors, Inc. for your Fund.

     4. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     5. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- Glen A. Payne

                                          Glen A. Payne
                                          Secretary

August 25, 2003

        INVESCO BOND FUNDS, INC.                   AIM HIGH YIELD FUND,
        INVESCO HIGH YIELD FUND,                      A PORTFOLIO OF
             A PORTFOLIO OF                  AIM INVESTMENT SECURITIES FUNDS
        INVESCO BOND FUNDS, INC.               11 GREENWAY PLAZA, SUITE 100
        4350 SOUTH MONACO STREET                HOUSTON, TEXAS 77046-1173
         DENVER, COLORADO 80237                       (800) 347-4246
             (800) 525-8085

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of INVESCO High Yield Fund (your Fund) and INVESCO Bond Funds, Inc. ("Company"). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund and shareholders of Company to vote on four proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of Company, with AIM High Yield Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Directors of Company (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

     Company and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Company and Buying Fund is a series of Buyer. INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to your Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund in that both Buying Fund and your Fund seek a high level of current income, although your Fund also seeks capital appreciation. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated December 31, 2002, as supplemented June 30, 2003 and August 14, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated December 31, 2002, as supplemented June 12, 2003 and August 14, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this

Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 21, 2003, as supplemented August 14, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 21, 2003, as supplemented July 28, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Company and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining three Proposals to be voted on are: the election of 16 directors to the Board of Directors of Company; the approval of a new advisory agreement with AIM for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM. Finally, the Board has approved the Plan as being advisable.

     All four Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Company has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    5
  Comparison of Performance.................................    5
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    5
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    7
  The Board's Recommendation on Proposal 1..................    7
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........    8
INFORMATION ABOUT BUYING FUND...............................    8
  Description of Buying Fund Shares.........................    8
  Management's Discussion of Fund Performance...............    9
  Financial Highlights......................................    9
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................    9
  Terms of the Reorganization...............................    9
  The Reorganization........................................    9
  Board Considerations......................................   10
  Other Terms...............................................   11
  Federal Income Tax Consequences...........................   12
  Accounting Treatment......................................   12
RIGHTS OF SHAREHOLDERS......................................   13
  General...................................................   13
  Liability of Shareholders.................................   13
  Election of Directors/Trustees; Terms.....................   13
  Removal of Directors/Trustees.............................   14
  Meetings of Shareholders..................................   14
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   14
  Dissolution and Termination...............................   14
  Voting Rights of Shareholders.............................   15
  Dissenters' Rights........................................   15
  Amendments to Organization Documents......................   15
CAPITALIZATION..............................................   16
INTERESTS OF CERTAIN PERSONS................................   16
LEGAL MATTERS...............................................   16
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   17
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   17
PROPOSAL 2 -- ELECTION OF DIRECTORS.........................   18
  Background................................................   18
  Structure of the Board of Directors.......................   18
  Nominees for Directors....................................   18
  The Board's Recommendation on Proposal 2..................   22
  Current Committees of the Board...........................   22
  Board and Committee Meeting Attendance....................   24

                                                              PAGE
                                                              ----
  Future Committee Structure................................   24
  Director's Compensation...................................   25
  Current Retirement Plan For Directors.....................   25
  Current Deferred Compensation Plan........................   26
  New Retirement Plan For Directors.........................   26
  New Deferred Compensation Agreements......................   27
  Officers of Company.......................................   27
  Security Ownership of Management..........................   27
  Director Ownership of Your Fund's Shares..................   27
PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   28
  Background................................................   28
  Your Fund's Current Investment Advisor....................   28
  The Proposed New Investment Advisor for Your Fund.........   29
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   29
  Terms of the Current Advisory Agreement...................   29
  Additional Services Provided by INVESCO and its
     Affiliates.............................................   31
  Advisory Fees Charged by AIM for Similar Funds it
     Manages................................................   31
  Terms of the Proposed Advisory Agreement..................   31
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   35
  The Board's Recommendation on Proposal 3..................   37
PROPOSAL 4 -- APPROVAL OF THE PLAN TO REDOMESTICATE COMPANY
  AS A DELAWARE STATUTORY TRUST.............................   37
  Background................................................   37
  Reasons for the Proposed Redomestication..................   37
  What the Proposed Redomestication Will Involve............   38
  The Federal Income Tax Consequences of the
     Redomestication........................................   39
  Appraisal Rights..........................................   40
  The Trust Compared to Company.............................   40
  The Board's Recommendation on Proposal 4..................   41
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   41
  Proxy Statement/Prospectus................................   41
  Time and Place of Special Meeting.........................   41
  Voting in Person..........................................   41
  Voting by Proxy...........................................   41
  Voting by Telephone or the Internet.......................   42
  Quorum Requirement and Adjournment........................   42
  Vote Necessary to Approve Each Proposal...................   43
  Proxy Solicitation........................................   43
  Other Matters.............................................   43
  Shareholder Proposals.....................................   43
  Ownership of Shares.......................................   44
INDEPENDENT PUBLIC ACCOUNTANTS..............................   44
     Fees Paid to the Auditor Related to Company............   44
     Fees Paid to the Auditor Not Related to Company........   44

EXHIBIT A.....Classes of Shares of Your Fund and Corresponding Classes of Shares
of Buying Fund
EXHIBIT B.................Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C...............................Comparison Fee Table and Expense Example
EXHIBIT D............................................Director Compensation Table
EXHIBIT E....................................................Officers of Company
EXHIBIT F.......................................Security Ownership of Management
EXHIBIT G......................................Director Ownership of Fund Shares

EXHIBIT H......Principal Executive Officer and Directors of A I M Advisors, Inc.
EXHIBIT I..............................Compensation to INVESCO Funds Group, Inc.
EXHIBIT J...Fees Paid to INVESCO Funds Group, Inc. and Affiliates in Most Recent Fiscal Year
EXHIBIT K.............................Advisory Fee Schedules for Other AIM Funds
EXHIBIT L..........................Proposed Compensation to A I M Advisors, Inc.
EXHIBIT M...........Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT N.......................................Ownership of Shares of Your Fund
EXHIBIT O.....................................Ownership of Shares of Buying Fund
APPENDIX I.....Agreement and Plan of Reorganization for Your Fund (to Effect the
Reorganization)
APPENDIX II............................................Prospectus of Buying Fund
APPENDIX III............................Discussion of Performance of Buying Fund
APPENDIX IV......Form of Investment Advisory Agreement with A I M Advisors, Inc.
APPENDIX V.....Agreement and Plan of Reorganization for Your Fund (to Effect the
Redomestication)

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(K) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 46 portfolios advised by INVESCO and Buying Fund is one of 86 portfolios advised by AIM. Proposals 1 through 4 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. Proposal 3 relates to this component of AMVESCAP's integration initiative.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts. Proposal 4 relates to this component of AMVESCAP's integration initiative.

     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Funds and the directors/trustees of the AIM Funds who are not "interested persons" (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of directors of your Fund.

     You are being asked to approve Proposals 2 through 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether a particular Proposal other than Proposal 1, if approved, should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on each remaining Proposal. For information about the Special Meeting and voting on Proposals 1 through 4, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 through 4, see "Information About the Special Meeting and
Voting -- Vote Necessary to Approve Each Proposal."

                    PROPOSAL 1 -- APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent directors, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Company, a Maryland corporation. Buying Fund is a series of Buyer, a Delaware statutory trust.

     If shareholders approve the Agreement by the Combined Shareholder Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal") and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Company and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives in that both Buying Fund and your Fund seek a high level of current income, although your Fund also seeks capital appreciation. Your Fund and Buying Fund also invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objectives or goals of your Fund are classified as fundamental, which means that the Board cannot change them without shareholder approval. The investment objective of Buying Fund is not classified as fundamental, which means that the Board of Trustees of Buyer can change it without shareholder approval. Having the ability to change the investment objective without shareholder approval allows the Board of Trustees to respond more quickly and efficiently to changing market conditions and to save Buying Fund and its shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

           INVESCO HIGH YIELD FUND                             AIM HIGH YIELD FUND
                 (YOUR FUND)                                      (BUYING FUND)
 -------------------------------------------       -------------------------------------------
                                     Investment Objective
 - high level of current income and capital        - high level of current income
   appreciation
                                     Investment Strategies

 - invests, normally, at least 80% of its          - invests primarily in publicly traded non-
   net assets in a diversified portfolio of          investment grade securities, i.e., "junk
   high yield corporate bonds rated below            bonds"
   investment grade, or bonds deemed by            - invests, normally, at least 80% of its
   INVESCO to be of comparable quality,              assets in non-investment grade debt
   commonly known as "junk bonds," and               securities, i.e., "junk bonds"
   preferred stocks with below investment          - in complying with the foregoing
   grade ratings or those deemed by INVESCO          requirement, Buying Fund's investments
   to be of comparable quality                       may include synthetic instruments such as
                                                     warrants, futures, options,
                                                     exchange-traded funds and American
                                                     Depositary Receipts
                                                   - will principally invest in junk bonds
                                                     rated B or above by Moody's Investors
                                                     Service, Inc. or Standard & Poor's
                                                     Ratings Services or deemed by AIM to be
                                                     of comparable quality
                                                     - may invest in preferred stock
 - may invest up to 25% of its assets in           - may invest up to 25% of its total assets
   foreign debt securities; securities of            in foreign securities
   Canadian issuers and American Depositary
   Receipts are not subject to this 25%
   limitation
 - investment objective includes capital           - AIM focuses on debt securities it
   appreciation                                      believes have favorable prospects for
                                                     high current income, and also considers
                                                     the possibility of growth of capital of
                                                     the security
 - may invest in companies that have similar       - no corresponding strategy
   lines of business (for example, financial
   services, health, or technology) and are
   grouped together in broad categories
   called sectors

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                      SERVICE PROVIDERS
                                 ------------------------------------------------------------
                                    INVESCO HIGH YIELD FUND          AIM HIGH YIELD FUND
SERVICE                                   (YOUR FUND)                   (BUYING FUND)
-------                          -----------------------------   ----------------------------
Investment Advisor.............  INVESCO Funds Group, Inc.*      A I M Advisors, Inc.
                                 4350 South Monaco Street        11 Greenway Plaza, Suite 100
                                 Denver, Colorado 80237          Houston, Texas 77046-1173
Distributor....................  A I M Distributors, Inc.**      A I M Distributors, Inc.
                                 11 Greenway Plaza, Suite 100    11 Greenway Plaza, Suite 100
                                 Houston, Texas 77046-1173       Houston, Texas 77046-1173
Administrator..................  INVESCO Funds Group, Inc.***    A I M Advisors, Inc.
                                 4350 South Monaco Street        11 Greenway Plaza, Suite 100
                                 Denver, Colorado 80237          Houston, Texas 77046-1173
Custodian......................  State Street Bank and Trust     State Street Bank and Trust
                                 Company                         Company
Transfer Agent and Dividend
  Disbursing Agent.............  INVESCO Funds Group, Inc.****   A I M Fund Services, Inc.
Independent Auditors...........  PricewaterhouseCoopers LLP      Ernst & Young LLP

---------------

   * If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

 *** If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for your Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for your Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Investor Class shares of your Fund and Class A shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of August 31, 2002, and Buying Fund, as of July 31, 2002, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of July 31, 2002 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

        CLASS A                    CLASS B                    CLASS C
------------------------   ------------------------   ------------------------
- subject to an initial    - not subject to an        - not subject to an
  sales charge*              initial sales charge       initial sales charge
- may be subject to a      - subject to a CDSC on     - subject to a CDSC on
  CDSC on redemptions        certain redemptions        certain redemptions
  made within 18 months      made within 6 years        made within 12 months
  from the date of           from the date of           from the date of
  certain large              purchase                   purchase***
  purchases**

           CLASS K
      (YOUR FUND ONLY)                 INVESTOR CLASS
-----------------------------   -----------------------------
- not subject to an initial     - not subject to an initial
  sales charge                    sales charge
- may be subject to a CDSC on   - not subject to a CDSC
  redemptions made within 12
  months from the date of
  certain purchases

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of your Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of your Fund are subject to a CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of your Fund is computed based on their original purchase price. This method of computation changes to conform to Buying Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R). It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     Shareholders of your Fund currently pay a 2% fee on redemptions or exchanges of Investor Class shares of your Fund held for three months or less, other than shares acquired through reinvestment of dividends and distributions. Shareholders of Buying Fund currently do not pay this 2% fee on any class of shares of Buying Fund. Both the Board and the Board of Trustees of Buyer have approved the addition of a new 2% fee on redemptions, including redemptions by exchange, out of your Fund and Buying Fund, respectively, within 30 days of purchase. This new redemption fee, which is expected to be implemented in mid-November 2003, will be imposed on Class A shares and Investor Class shares of your Fund and Buying Fund and will be paid to your Fund or Buying Fund, as applicable. It is intended to offset the trading costs, market impact and other costs associated with short-term movements in and out of your Fund and Buying Fund. The current 2% redemption fee applicable to Investor Class shares of your Fund will be terminated upon the implementation of this new redemption fee.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     There is a risk that you could lose all or a portion of your investment in Buying Fund and that the income you may receive from your investment may vary. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

     Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

     Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund may also focus its investments in one or more sectors, resulting in the risk that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of your Fund's portfolio holdings to a particular economic sector, as compared to Buying Fund, your Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended July 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on November 3, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 31, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Company will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     In addition to the Special Meeting to vote on the Reorganization, the Board has called special meetings for the shareholders of each of Company's three other series portfolios to approve for each such series portfolio an agreement and plan of reorganization that is similar to the Agreement, under which all of the assets of each such series portfolio will be sold to a series portfolio of Buyer, resulting in the combination of the two series portfolios. If the Reorganization and all three other reorganizations are approved by shareholders by the 1940 Act Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal"), the resulting transactions will constitute a sale of all of Company's assets and, under applicable Maryland law and Company's Charter, the Reorganization and all three other reorganizations will require approval by shareholders by the Maryland Law Vote in addition to the 1940 Act Vote.

     If the Agreement and all three other reorganizations are approved by shareholders by the Combined Shareholder Vote, the Reorganization and all three other reorganizations will be consummated and Company and Buyer will cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland to transfer all of the assets of Company as soon as reasonably practicable after the Closing. Following the filing of Articles of Transfer, Company will file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Company as a Maryland corporation and an application for deregistration on Form N-8F under the 1940 Act with the Securities and Exchange Commission to deregister Company as an investment company.

     The Reorganization will also be consummated if shareholders approve the Agreement by the 1940 Act Vote and the Maryland Law Vote is ultimately not required because one or more of the three other reorganizations are not approved by the 1940 Act Vote. If shareholders approve the Agreement and all three other reorganizations by the 1940 Act Vote, but not by the Maryland Law Vote, the Board will determine whether to consummate the Reorganization and/or one or more of the other three reorganizations; provided, however, that in no event may the Reorganization and all three other reorganizations be consummated.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of your Fund from shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at a telephone meeting of the Board held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board held on May 13-15, 2003. A special task force of the Board met to consider the Reorganization on June 3, 2003. The Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 9, 2003.

     Over the course of the three Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund, particularly for the past year.

     - Management's representation that AIM's fixed income department could provide more depth and resources than INVESCO's fixed income department.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the three Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Trustees of Buyer consider the Reorganization at an in-person meeting of the Board of Trustees held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board of Trustees of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Trustees held on June 10-11, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Company and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Company and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders shall have approved the Agreement by the Combined Shareholder Vote; and

     - Company and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors of Company and the Board of Trustees of Buyer may waive without shareholder approval any default by Company or Buyer or any failure by Company or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund and Company do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Company nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Company and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Company and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Company or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Company is a Maryland corporation. Buyer is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of Buyer.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Buyer, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Buyer have elected a majority of the trustees of Buyer. Such trustees serve for the life of Buyer, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the holders of a majority of the outstanding shares of Company.

     A trustee of Buyer may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Buyer.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Buyer is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Buyer provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Buyer. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Buyer are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Buyer, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Buyer or any series or class of shares of beneficial interest in Buyer may be terminated by: (1) a majority shareholder vote of Buyer or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Buyer or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Buyer or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Buyer or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Buyer or one of its investment portfolios; (v) merger or consolidation of Buyer or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Company may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Buyer may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Buyer, without approval of the majority of the shares of Buyer. The trustees shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                             PRO FORMA
                                       YOUR FUND          YOUR FUND        BUYING FUND      BUYING FUND
                                     CLASS A SHARES   CLASS K SHARES(1)   CLASS A SHARES   CLASS A SHARES
                                     --------------   -----------------   --------------   --------------
Net Assets.........................   $12,251,737        $4,891,545        $561,903,834     $579,047,116
Shares Outstanding.................     3,559,425         1,436,550         145,815,268      150,268,010
Net Asset Value Per Share..........   $      3.44        $     3.41        $       3.85     $       3.85

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................    $1,157,197      $457,573,972     $458,731,169
Shares Outstanding.................................       340,274       118,382,868      118,681,817
Net Asset Value Per Share..........................    $     3.40      $       3.87     $       3.87

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $12,836,536      $56,341,562      $69,178,098
Shares Outstanding..................................     3,780,976       14,628,019       17,967,063
Net Asset Value Per Share...........................   $      3.40      $      3.85      $      3.85

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      INVESTOR CLASS   INVESTOR CLASS      INVESTOR
                                                          SHARES         SHARES(2)       CLASS SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $276,772,146            0         $276,772,146
Shares Outstanding..................................     81,129,155            0           71,857,252
Net Asset Value Per Share...........................   $       3.41        $3.85         $       3.85

---------------

(1) Shareholders of Class K shares of your Fund are receiving Class A shares of Buying Fund in the Reorganization.

(2) As of March 31, 2003, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization. Investor Class shares of Buying Fund will commence operations at the net asset value per share of Buying Fund's Class A shares. Therefore, the Net Asset Value Per Share shown for Investor Class shares of Buying Fund in the table above is that of Buying Fund's Class A shares.

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated, AIM, as the investment advisor of Buying Fund, will gain approximately $308 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which AIM will receive advisory fees. Exhibit C sets forth AIM's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Fund Performance" for more information about the performance of your Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Share Price" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund;
(v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the purchase, redemption and repurchase of shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Company and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Company's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-2674. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-5686. Such Buying Fund Prospectus is incorporated herein by reference.

     Company and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Company and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/ Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Company and Buyer and other registrants that file electronically with the SEC.

                      PROPOSAL 2 -- ELECTION OF DIRECTORS

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Funds and the independent directors/trustees of the AIM Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board currently consists of the following 11 persons: Bob R. Baker, Sueann Ambron, Victor L. Andrews, Lawrence H. Budner, James T. Bunch, Raymond R. Cunningham, Richard W. Healey, Gerald L. Lewis, John W. McIntyre, Larry Soll, Ph.D. and Mark H. Williamson. Eight of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of the 1940 Act. Three of the current directors are "interested persons" because of their business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP. Six of the current directors have declined to stand for re-election as directors of Company. Therefore, their terms as directors of Company will end upon the election and qualification of their successor directors at the Special Meeting.

NOMINEES FOR DIRECTORS

     Company's nominating committee (which consists solely of independent directors) has approved the nomination of five of the 11 current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the nominating committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current director serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each nominee who is a current director oversees 46 portfolios which comprise the INVESCO Funds. The business address of each nominee who is a current director is 4350 South Monaco Street, Denver, Colorado 80237.

     Each new nominee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each new nominee currently oversees 86 portfolios which comprise the AIM Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS

                            DIRECTOR    PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH       SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------      --------   --------------------------   --------------------------
Bob R. Baker -- 1936......    1983     Consultant (2000-present);   None
                                       formerly, President and
                                       Chief Executive Officer
                                       (1988-2000) of AMC Cancer
                                       Research Center, Denver,
                                       Colorado; until mid-
                                       December 1988, Vice
                                       Chairman of the Board of
                                       First Columbia Financial
                                       Corporation, Englewood,
                                       Colorado; formerly,
                                       Chairman of the Board and
                                       Chief Executive Officer of
                                       First Columbia Financial
                                       Corporation.
James T. Bunch -- 1942....    2000     Co-President and Founder     None
                                       of Green, Manning & Bunch
                                       Ltd., Denver, Colorado
                                       (1988-present) (investment
                                       banking firm); Director
                                       and Vice President of
                                       Western Golf Association
                                       and Evans Scholars
                                       Foundation; Executive
                                       Committee, United States
                                       Golf Association;
                                       formerly, General Counsel
                                       and Director of Boettcher
                                       & Co., Denver, Colorado;
                                       and formerly, Chairman and
                                       Managing Partner, law firm
                                       of Davis, Graham & Stubbs,
                                       Denver, Colorado.
Gerald J. Lewis -- 1933...    2000     Chairman of Lawsuit          General Chemical Group,
                                       Resolution Services, San     Inc., Hampdon, New
                                       Diego, California            Hampshire (1996-present),
                                       (1987-present); formerly,    Wheelabrator Technologies,
                                       Associate Justice of the     Inc. (waste management
                                       California Court of          company), Fisher
                                       Appeals; and Of Counsel,     Scientific, Inc.
                                       law firm of Latham &         (laboratory supplies),
                                       Watkins, San Diego,          Henley Manufacturing,
                                       California (1987-1997).      Inc., and California
                                                                    Coastal Properties, Inc.
Larry Soll,
  Ph.D. -- 1942...........    1997     Retired; formerly,           Synergen Inc. (since
                                       Chairman of the Board        incorporation in 1982) and
                                       (1987-1994), Chief           Isis Pharmaceuticals, Inc.
                                       Executive Officer
                                       (1982-1989 and 1993-1994)
                                       and President (1982-1989)
                                       of Synergen Inc.
                                       (biotechnology company);
                                       and formerly, trustee of
                                       INVESCO Global Health
                                       Sciences Fund.

  NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON

                              DIRECTOR     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH         SINCE         DURING PAST 5 YEARS         OTHER DIRECTORSHIP(S) HELD
----------------------        --------   ----------------------------  -------------------------------
Mark H.
  Williamson(1) -- 1951.....    1998     Director, President and       Director/trustee of each of the
                                         Chief Executive Officer,      17 AIM Funds
                                         A I M Management Group Inc.;
                                         Director, Chairman and
                                         President, A I M Advisors,
                                         Inc. (registered investment
                                         advisor); Director, A I M
                                         Distributors, Inc.
                                         (registered broker dealer);
                                         and Chief Executive Officer
                                         of the AIM Division of
                                         AMVESCAP PLC (2003-present);
                                         formerly, Chief Executive
                                         Officer, Managed Products
                                         Division, AMVESCAP PLC
                                         (2001-2002); Chairman of the
                                         Board (1998-2002), President
                                         (1998-2002) and Chief
                                         Executive Officer
                                         (1998-2002) of INVESCO Funds
                                         Group, Inc. (registered
                                         investment advisor) and
                                         INVESCO Distributors, Inc.
                                         (registered broker dealer);
                                         Chief Operating Officer and
                                         Chairman of the Board of
                                         INVESCO Global Health
                                         Sciences Fund; Chairman and
                                         Chief Executive Officer of
                                         NationsBanc Advisors, Inc.;
                                         and Chairman of NationsBanc
                                         Investments, Inc.

---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS

                                  PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH              DURING PAST 5 YEARS         OTHER DIRECTORSHIP(S) HELD
----------------------         -----------------------------   -----------------------------
Frank S. Bayley -- 1939......  Of Counsel, law firm of Baker   Badgley Funds, Inc.
                               & McKenzie                      (registered investment
                                                               company)
Bruce L. Crockett -- 1944....  Chairman, Crockett Technology   ACE Limited (insurance
                               Associates (technology          company); Captaris, Inc.
                               consulting company) and         (unified messaging provider)
                               Captaris, Inc. (unified
                               messaging provider)
Albert R. Dowden -- 1941.....  Director of a number of         Cortland Trust, Inc.
                               public and private business     (Chairman) (registered
                               corporations, including the     investment company); Annuity
                               Boss Group, Ltd. (private       and Life Re (Holdings), Ltd.
                               investment and management)      (insurance company)
                               and Magellan Insurance
                               Company; formerly, President,
                               Chief Executive Officer and
                               Director, Volvo Group North
                               America, Inc.; Senior Vice
                               President, AB Volvo and
                               director of various
                               affiliated Volvo Group
                               companies
Edward K. Dunn,                Formerly, Chairman,             None
  Jr. -- 1935................  Mercantile Mortgage Corp.;
                               President and Chief Operating
                               Officer, Mercantile-Safe
                               Deposit & Trust Co.; and
                               President, Mercantile
                               Bankshares Corp.
Jack M. Fields -- 1952.......  Chief Executive Officer,        Administaff
                               Twenty First Century Group,
                               Inc. (government affairs
                               company) and Texana Timber LP
Carl Frischling -- 1937......  Partner, law firm of Kramer     Cortland Trust, Inc.
                               Levin Naftalis & Frankel LLP    (registered investment
                                                               company)
Prema Mathai-Davis -- 1950...  Formerly, Chief Executive       None
                               Officer, YWCA of the USA
Lewis F. Pennock -- 1942.....  Partner, law firm of Pennock    None
                               & Cooper
Ruth H. Quigley -- 1935......  Retired                         None
Louis S. Sklar -- 1939.......  Executive Vice President,       None
                               Development and Operations,
                               Hines Interests Limited
                               Partnership (real estate
                               development company)

 NEW NOMINEE WHO WILL BE AN INTERESTED PERSON

                                  PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH              DURING PAST 5 YEARS         OTHER DIRECTORSHIP(S) HELD
----------------------         -----------------------------   -----------------------------
Robert H. Graham(1) -- 1946..  Director and Chairman, A I M    None
                               Management Group Inc.
                               (financial services holding
                               company); and Director and
                               Vice Chairman, AMVESCAP PLC
                               (parent of AIM and a global
                               investment management firm)
                               and Chairman, AMVESCAP
                               PLC -- AIM Division;
                               formerly, President and Chief
                               Executive Officer, A I M
                               Management Group Inc.;
                               Director, Chairman and
                               President, A I M Advisors,
                               Inc. (registered investment
                               advisor); Director and
                               Chairman, A I M Capital
                               Management, Inc. (registered
                               investment advisor), A I M
                               Distributors, Inc.
                               (registered broker dealer),
                               A I M Fund Services, Inc.
                               (registered transfer agent),
                               and Fund Management Company
                               (registered broker dealer);
                               and Chief Executive Officer,
                               AMVESCAP PLC -- Managed
                               Products

---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

CURRENT COMMITTEES OF THE BOARD

     The Board currently has nine standing committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

 AUDIT COMMITTEE

     Company has an audit committee established for the purpose of overseeing the accounting and financial reporting process of Company and audits of the financial statements of Company. The audit committee is comprised entirely of independent directors. The committee meets quarterly with Company's independent accountants and officers to review accounting principles used by Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The current members of the audit committee are Messrs. Baker, Budner, Lewis and McIntyre.

  EXECUTIVE COMMITTEE

     Company has an executive committee. On occasion, the committee acts upon the current and ordinary business of Company between the meetings of the Board. Except for certain powers which, under applicable law, may only be exercised by the full Board, the committee may exercise all powers and authority of the Board in the management of the business of Company. All decisions are subsequently submitted for ratification by the Board. The current members of the executive committee are Messrs. Baker, Bunch, McIntyre and Williamson.

 INVESTMENTS AND MANAGEMENT LIAISON COMMITTEE

     Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Company, and to review investment, legal and operational matters which have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The current members of the investments and management liaison committee are Messrs. Andrews, Baker, Bunch, Soll and Dr. Ambron.

 BROKERAGE COMMITTEE

     Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by your Fund and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Board. The current members of the brokerage committee are Messrs. Budner, Bunch and McIntyre.

 DERIVATIVES COMMITTEE

     Company has a derivatives committee. The committee meets periodically to review derivatives investments made by your Fund. It monitors the use of derivatives by your Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Board. The committee reports on these matters to the Board. The current members of the derivatives committee are Messrs. Andrews, Lewis and Soll.

 NOMINATING COMMITTEE

     Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the Chairman of the nominating committee. The current members of the nominating committee are Messrs. Baker, Bunch, Lewis and Soll.

 LEGAL COMMITTEE

     Company has a legal committee. The committee meets periodically to review compensation arrangements with counsel to Company and to its independent directors. The committee reports on these matters to the Board. The current members of the legal committee are Messrs. Bunch, Lewis and McIntyre.

 COMPENSATION COMMITTEE

     Company has a compensation committee. The committee meets periodically to review compensation arrangements of Company's independent directors. The committee reports on these matters to the Board. The current members of the compensation committee are Messrs. Andrews, Baker, Budner and Soll.

 VALUATION COMMITTEE

     Company has a valuation committee. The committee meets periodically to review valuation issues regarding investments made by your Fund. The committee reports on these matters to the Board. The current members of the valuation committee are Messrs. Baker, Bunch, Cunningham and McIntyre.

 RETIREMENT PLAN COMMITTEE

     Company has a retirement plan committee. The committee meets periodically to review Company's retirement arrangements for its independent directors. The committee reports on these matters to the Board. The current members of the retirement plan committee are Messrs. Andrews, Baker, Budner, Cunningham and Soll.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended August 31, 2002, the Board met eight times, the audit committee met four times, the investments and management liaison committee met four times, the brokerage committee met four times, the derivatives committee met four times, the nominating committee met two times, the legal committee met three times, the compensation committee met four times, and the executive, valuation and retirement plan committees did not meet. All of the current directors then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

FUTURE COMMITTEE STRUCTURE

     As a result of the combination of the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds, it is expected that the Board will adopt a committee structure that is the same as that which is in effect for the AIM Funds, so that the Board will have four committees: an Audit Committee, a Committee on Directors/Trustees, an Investments Committee and a Valuation Committee. These committees are described below.

  AUDIT COMMITTEE

     The Audit Committee will be comprised entirely of independent directors. The Audit Committee will be responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees will be comprised entirely of independent directors. It will be responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors; (ii) nominating persons who are not interested persons of Company for selection as members of each committee of the Board, including, without limitation, the audit committee, the committee on directors, the investments committee and the valuation committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

  INVESTMENTS COMMITTEE

     The Investments Committee will be responsible for: (i) overseeing the advisor's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The Valuation Committee will be responsible for: (i) periodically reviewing the advisor's procedures for valuing securities ("Procedures"), and making any recommendations to the advisor with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by the advisor from time to time; (iii) periodically reviewing information provided by the advisor regarding industry developments in connection with valuation; (iv) periodically reviewing information from the advisor regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the committee or to the committee and the full Board simultaneously); and (v) if requested by the advisor, assisting the advisor's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

DIRECTOR'S COMPENSATION

     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other INVESCO Funds. Each such director receives a fee, allocated among the INVESCO Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002 is found in Exhibit D.

CURRENT RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds have adopted a Retirement Plan (the "Retirement Plan") and a Deferred Retirement Plan Account Agreement (the "Account Agreement"). Certain of the independent directors of Company participate either in the Retirement Plan or in the Account Agreement. Under the Retirement Plan and the Account Agreement, each participating director who is not an interested person of the INVESCO Funds and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

     Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Retirement Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Retirement Plan receives no benefits from the Account Agreement. The cost of the Retirement Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee administering the Retirement Plan.

     A Participating Qualified Director who has elected to participate in the Account Agreement receives no benefits from the Retirement Plan. Pursuant to the terms of the Account Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate per annum (currently 5.75%), will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the INVESCO Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Account Agreement.

     Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

CURRENT DEFERRED COMPENSATION PLAN

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except INVESCO Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each independent director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the independent director may own either directly or beneficially. Each of the independent directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

NEW RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds intend to adopt a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which will be effective as of the date of the Special Meeting. The New Retirement Plan also will be adopted by the Boards of Directors/Trustees of the AIM Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds. The retirement plan will include a retirement policy as well as retirement benefits for independent directors.

     The retirement policy will permit each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors will be able to extend from time to time the retirement date of a director.

     Annual retirement benefits will be available to each independent director of Company and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such director's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan will not be secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors will cease to accrue benefits under the Retirement Plan and the Account Agreement. Messrs. Baker and Soll will not receive any additional benefits under the Retirement Plan or the Account Agreement, but will be entitled to amounts which have been previously funded under the Retirement Plan or the Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Retirement Plan and the Account Agreement.

NEW DEFERRED COMPENSATION AGREEMENTS

     The Boards of Directors of the INVESCO Funds intend to adopt new deferred compensation agreements which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the AIM Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director will have the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.

     The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors will have the status of unsecured creditors of Company and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

OFFICERS OF COMPANY

     Information regarding the current officers of Company can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by the directors, nominees and current executive officers of Company can be found in Exhibit F.

DIRECTOR OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds and the AIM Funds complex can be found in Exhibit G.

                          PROPOSAL 3 -- APPROVAL OF A
                       NEW INVESTMENT ADVISORY AGREEMENT

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which AIM will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     The Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. The Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with AIM is at Appendix IV.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 3, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided by INVESCO pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with AIM. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, AIM will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with AIM is approved, INVESCO will assign to AIM its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting AIM for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board held on August 12-13, 2003, the Board, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR

     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on February 28, 1997. Your Fund's shareholders last voted on the agreement on January 31, 1997, for the purpose of approving a new investment advisory agreement for your Fund, with the same parties and on terms substantially identical to your Fund's then-existing investment advisory agreement. Such approval was necessary because your Fund's then-existing investment advisory agreement terminated automatically by operation of law upon the consummation on February 28, 1997, of the merger of A I M Management Group Inc. and INVESCO PLC, which at that time was the ultimate parent company of your Fund's investment advisor. The Board, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.

THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A 1AG, United Kingdom. AMVESCAP and its subsidiaries are an independent investment management group. A list of the names, addresses and principal occupations of the principal executive officer and directors of AIM is in Exhibit H.

POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, also is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised, and calculates the net asset value of your Fund, subject to such procedures established by the Board and based upon information provided by your Fund, the custodian of your Fund or other source as designated by the Board. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO also provides, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities.

     Under the terms of the current advisory agreement, INVESCO has no liability to Company, your Fund or to your Fund's shareholders or creditors, for any error of judgment, mistake of law, or for any loss arising out of any investment, nor for any other act or omission, in the performance of its obligations to Company or your Fund unless such act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the current advisory agreement.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund and each other series portfolio of Company, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund and each other series portfolio of Company or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the Board;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.

     The annual rates at which INVESCO receives fees from your Fund under the current advisory agreement, the total net assets of your Fund, the dollar amounts of advisory fees paid to INVESCO by your Fund net of any expense limitations and the reimbursement, if any, made by INVESCO to your Fund for the most recent fiscal year are in Exhibit I.

ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES

     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. INVESCO currently serves as your Fund's transfer agent. Prior to July 1, 2003, INVESCO Distributors, Inc. served as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO. Information concerning fees paid to INVESCO and its affiliates for these services is in Exhibit J.

ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES

     The advisory fee schedules for other funds advised by AIM with similar investment objectives as your Fund are in Exhibit K.

TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising your Funds' assets and investment research and management, subject at all times to the policies and control of the Board. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.

     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual rates at which AIM will receive advisory fees from your Fund under the proposed advisory agreement are in Exhibit L.

     If Proposal 3 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market Fund to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Fund as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.

     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - expand provisions regarding broker-dealer relationships that are set forth in the current advisory agreement to make them consistent with similar provisions in other AIM advisory agreements;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - simplify certain rights applicable to your Fund's right to terminate advisory services or amend the proposed advisory agreement;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same or lower costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there by any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  BROKER-DEALER RELATIONSHIPS AND AFFILIATED BROKERAGE

     The current advisory agreement requires INVESCO, when selecting brokers or dealers, to first obtain the most favorable execution and price for your Fund; after fulfilling this primary requirement INVESCO may consider, as secondary factors whether such firms provide statistical research and other information to INVESCO. The proposed advisory agreement specifies that AIM's primary consideration in effecting a security transaction will be to obtain the best execution. In selecting broker-dealers to execute particular transactions, AIM will consider the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order and the value of the expected contribution of the broker-dealer to the investment performance of Company's portfolio funds on a continuing basis. Accordingly, the price to your Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered by the broker-dealer. The broker-dealer relationship provisions of the current advisory agreement with INVESCO for your Fund do not specify these factors.

     Although AIM does not currently execute trades through brokers or dealers that are affiliated with AIM, the proposed advisory agreement includes a new provision that would permit such trades, subject to compliance with applicable federal securities laws, rules, interpretations and exemptions.

  SECURITIES LENDING

     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Administrative services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  TERMINATION/AMENDMENT RIGHTS

     The current advisory agreement with INVESCO provides that Company can terminate the agreement with INVESCO or amend the terms of the agreement upon receipt of the affirmative vote of a majority of the outstanding securities (as defined in the 1940 Act) of all series portfolios of Company. Under the 1940 Act and the regulations thereunder, as interpreted by the SEC, advisory services provided to your Fund cannot be terminated or amended without the approval by a majority of the outstanding securities of your Fund, unless, in the case of an amendment, the Board may approve the changes. The proposed advisory agreement simplifies the language regarding termination and amendment of the agreement to be consistent with the 1940 Act and the regulations thereunder, as interpreted by the SEC.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor.

  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     As described above under the descriptions of the terms of the current advisory agreement and the proposed advisory agreement, respectively, both agreements provide limitation of liability for the advisor. The limitation of liability provisions of the 1940 Act also apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT

     At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on August 12-13, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

     The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:

     - The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposal 3 is approved by shareholders.

     - The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending.

     - Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement.

     - The performance record of your Fund. The Board reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     - Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fees that are being proposed under the proposed advisory agreement are the same as the advisory fees paid to INVESCO under the current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     - The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     - The terms of the proposed advisory agreement. The Board reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.

     After considering the above factors, the Board concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.

     The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve Proposal 3, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     The Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                       PROPOSAL 4 -- APPROVAL OF THE PLAN
             TO REDOMESTICATE COMPANY AS A DELAWARE STATUTORY TRUST

BACKGROUND

     Company currently is organized as a Maryland corporation. AMVESCAP has identified each series portfolio of Company as appropriate to be redomesticated as a new series portfolio of a newly created open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act (the "Trust").

     If Proposal 1 is approved by the shareholders of your Fund, your Fund will be combined with Buying Fund and will not be redomesticated as a new series portfolio of the Trust. You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from redomesticating as a new series portfolio of the Trust.

     The Board has approved the Plan, which provides for a series of transactions to convert your Fund and each other series portfolio of Company (each, a "Current Fund") to a corresponding series (a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix V.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board is soliciting the proxies of the shareholders of Company's other series portfolios to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The Trust, like Company, will operate as an open-end management investment company registered with the SEC under the 1940 Act.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the AIM Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The Trust will be governed primarily by the terms of its Declaration of Trust. In particular, the Trust will have greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's

Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, the Trust has been formed as a Delaware statutory trust pursuant to its Declaration of Trust, and each New Fund has been established as a series portfolio of the Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board, notwithstanding the approval of the Plan by the shareholders of any Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of any Current Fund. Company and the Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of any Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of the Trust prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to that described in Proposal 3 and a new investment advisory agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing investment advisory agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 3. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO.

     - Assuming that Proposal 3 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 3 and a new administrative services agreement with

       INVESCO that is substantially identical to the corresponding Current Fund's existing administrative services agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by AIM Distributors.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of each New Fund that will be substantially identical to the corresponding Current Fund's existing distribution plan for that class.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with A I M Fund Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.

     - Elect the directors of Company as the trustees of the Trust to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders, and except as they retire in accordance with the Trust's retirement policy for trustees. The Trust's retirement policy for trustees will replace Company's retirement policy for directors.

     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund.

     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 4, Company currently contemplates that the Redomestication will be consummated on November 4, 2003.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE TRUST COMPARED TO COMPANY

  STRUCTURE OF THE TRUST

     The Trust has been established under the laws of the State of Delaware by the filing of a certificate of trust in the office of the Secretary of State of Delaware. The Trust has established series corresponding to and having identical designations as the series portfolios of Company. The Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The Trust's fiscal year is the same as that of Company. The Trust will not have any operations prior to the Redomestication. Initially, Company will be the sole shareholder of the Trust.

     As a Delaware statutory trust, the Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE TRUST

     Subject to the provisions of the Declaration of Trust, the business of the Trust will be managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the Trust are substantially the same as those of the directors of Company.

     The trustees of the Trust would be those persons elected at this Special Meeting to serve as directors of Company. Information concerning the nominees for election as directors of Company is set forth above under Proposal 2.

  SHARES OF THE TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.01 per share. Shareholders do not have the right to demand or require the Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of

Company and of the Declaration of Trust and the Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Company intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit M. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Company at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Company in writing to the address of Company set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if (a) shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date and (b) shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposals 2 and 4 if shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 3 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposals 1 and 3.  Approvals of Proposals 1 and 3 requires the lesser of
(a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund (the "1940 Act Vote"). Applicable Maryland law and the Charter of Company may also require that Proposal 1 be approved by the affirmative vote of a majority of the issued and outstanding shares of Company, which includes the shares of your Fund and the shares of the three other series portfolios of Company, all voting together (the "Maryland Law Vote" and together with the 1940 Act Vote, the "Combined Shareholder Vote"). See "Additional Information About the Agreement -- The Reorganization." Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1 and 3 because approval of Proposals 1 and 3 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities or the issued and outstanding shares, as applicable.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect directors, meaning that the director nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for directors, the plurality requirement is not a factor. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal. We expect that brokers will be entitled to vote on this proposal, but any broker non-vote will have no effect on the outcome of this proposal.

     Proposal 4. Approval of Proposal 4 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.

PROXY SOLICITATION

     Company has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $21,800. Company expects to solicit proxies principally by mail, but Company or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Company's officers will not receive any additional or special compensation for any such solicitation. AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Company at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Company must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of how to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Current Committees of the Board -- Nominating Committee."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit N.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit O.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audit committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Company's independent public accountants for the fiscal year ending August 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The audit committee of the Board has considered whether the provisions of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO COMPANY

     The Auditor billed Company (consisting of four separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................   $79,950
Financial Information Systems Design and Implementation
  Fees......................................................   $     0
All Other Fees*.............................................   $12,137
                                                               -------
Total Fees..................................................   $92,087

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Company.

FEES PAID TO THE AUDITOR NOT RELATED TO COMPANY

     The Auditor billed INVESCO aggregate fees for professional services rendered for the 2002 fiscal year to INVESCO, or any affiliate that provided services to Company, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................   $      0
All Other Fees**............................................   $149,083
                                                               --------
Total Fees..................................................   $149,083

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provide support for the operations of Company. All Other Fees include services relating to tax services, controls review on the transfer agency, research on accounting consultations, a CRM project and other agreed upon procedures. The services performed for your Fund's advisor and related entities benefit many legal entities of INVESCO, including many sister funds within the investment company complex.

                                   EXHIBIT A

                                                 CORRESPONDING CLASSES OF
     CLASSES OF SHARES OF YOUR FUND               SHARES OF BUYING FUND
     ------------------------------              ------------------------
             Class A shares                           Class A shares
             Class B shares                           Class B shares
             Class C shares                           Class C shares
             Class K shares                           Class A shares
         Investor Class shares                    Investor Class shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

INVESCO HIGH YIELD FUND (YOUR FUND)

     Performance information in the bar chart below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class shares actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total returns of Investor Class for various periods ended December 31, 2001 compared to the Merrill Lynch High Yield Master Trust Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

     The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

                       HIGH YIELD FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'92.........................................................   14.53%
'93.........................................................   15.81%
'94.........................................................   (4.98%)
'95.........................................................   17.90%
'96.........................................................   14.08%
'97.........................................................   17.10%
'98.........................................................    0.15%
'99.........................................................    9.30%
'00.........................................................  (12.06%)
'01.........................................................  (19.01%)


Best Calendar Qtr. 9/97 6.99%
Worst Calendar Qtr. 9/01 (15.03%)

                                            AVERAGE ANNUAL TOTAL RETURN
                                                  AS OF 12/31/01
                                           -----------------------------
                                           1 YEAR     5 YEARS   10 YEARS
                                           ------     -------   --------
High Yield Fund(1)(2)
  Return Before Taxes....................  (19.01)%    (1.81)%   4.46%
  Return After Taxes on Distributions....  (22.82)%    (6.12)%   0.37%
  Return After Taxes on Distributions and
     Sale of Fund Shares.................  (11.29)%    (3.04)%   1.87%
Merrill Lynch High Yield Master Trust
  Index(3) (reflects no deduction for
  fees, expenses, or taxes)..............    6.20%      3.95%    8.26%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class's expenses.

(2) Returns before taxes for Investor Class shares of High Yield Fund year-to-date as of the calendar quarter ended September 30, 2002 was (9.36%).

(3) The Merrill Lynch High Yield Master Trust Index is an unmanaged index indicative of the high yield bond market. Please keep in mind that the index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSC that may be paid by the shareholder.

AIM HIGH YIELD FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.40%
1994...................................................................   -1.68%
1995...................................................................   16.86%
1996...................................................................   15.44%
1997...................................................................   12.52%
1998...................................................................   -5.10%
1999...................................................................    2.08%
2000...................................................................  -23.81%
2001...................................................................   -3.59%
2002...................................................................  -10.38%

     The Class A shares' year-to-date total return as of June 30, 2003 was 17.71%.

     During the periods shown in the bar chart, the highest quarterly return was 6.62% (quarter ended March 31, 1993) and the lowest quarterly return was -13.88% (quarter ended December 31, 2000).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                      INCEPTION
                                        1 YEAR   5 YEARS   10 YEARS     DATE
                                        ------   -------   --------   ---------
Class A                                                               07/11/78
  Return Before Taxes.................  (14.64)%  (9.49)%    0.71%
  Return After Taxes on
     Distributions....................  (18.27)  (13.33)    (3.35)
  Return After Taxes on Distributions
     and Sale of Fund Shares..........   (8.94)   (8.54)    (0.96)

Lehman Brothers U.S. Aggregate Bond
  Index(1)............................   10.25     7.55      7.51
Lehman Brothers High Yield Index(2)...   (1.41)    0.38      5.86
Lipper High Yield Bond Fund
  Index(3)............................   (2.41)   (1.80)     4.69

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index because the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lehman Brothers High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least one year to maturity.

(3) The Lipper High Yield Bond Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C, Class K and Investor Class shares of INVESCO High Yield Fund ("Selling Fund"), and of Class A, Class B and Class C shares of AIM High Yield Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                                       SELLING FUND                                   BUYING FUND
                                                      (AS OF 8/31/02)                               (AS OF 7/31/02)
                                    ---------------------------------------------------      ------------------------------
                                                                               INVESTOR
                                    CLASS A      CLASS B   CLASS C   CLASS K    CLASS        CLASS A      CLASS B   CLASS C
                                    SHARES       SHARES    SHARES    SHARES     SHARES       SHARES       SHARES    SHARES
                                    -------      -------   -------   -------   --------      -------      -------   -------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering price)...  4.75%        None      None      None      None          4.75%        None      None
Maximum Deferred Sales Charge
  (Load)(1).......................  None (2)(3)  5.00%     1.00%     None (4)  None          None (2)(5)  5.00%     1.00%
Redemption Fee (as a percentage of
  amount redeemed)................  None         None      None      None      2.00% (6)     None         None      None
Exchange Fee......................  None         None      None      None      2.00% (6)     None         None      None
ANNUAL FUND OPERATING EXPENSES(7)
(expenses that are deducted from
  fund assets)
Management Fees...................  0.48%        0.48%     0.48%     0.48%     0.48%         0.52%        0.52%     0.52%
Distribution and/or Service
  (12b-1) Fees(8).................  0.35%        1.00%     1.00%     0.45%     0.25%         0.25%        1.00%     1.00%
Other Expenses(9).................  0.43%        0.39%     0.60%     1.69%     0.63%         0.30%        0.30%     0.30%
Total Annual Fund Operating
  Expenses(10)....................  1.26%        1.87%     2.08%     2.62%     1.36%         1.07%        1.82%     1.82%
Fee Waivers/Reimbursements........  None         None      None      0.42%     None          None         None      None
Net Expenses......................  1.26%        1.87%     2.08%     2.20%     1.36%         1.07%        1.82%     1.82%

                                               PRO FORMA COMBINED
                                                 (AS OF 7/31/02)
                                    -----------------------------------------
                                                                     INVESTOR
                                    CLASS A      CLASS B   CLASS C    CLASS
                                    SHARES       SHARES    SHARES     SHARES
                                    -------      -------   -------   --------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering price)...  4.75%        None      None      None
Maximum Deferred Sales Charge
  (Load)(1).......................  None (2)(5)  5.00%     1.00%     None
Redemption Fee (as a percentage of
  amount redeemed)................  None         None      None      None
Exchange Fee......................  None         None      None      None
ANNUAL FUND OPERATING EXPENSES(7)
(expenses that are deducted from
  fund assets)
Management Fees...................  0.50%        0.50%     0.50%     0.50%
Distribution and/or Service
  (12b-1) Fees(8).................  0.25%        1.00%     1.00%     0.25%
Other Expenses(9).................  0.30%        0.30%     0.30%     0.30%
Total Annual Fund Operating
  Expenses(10)....................  1.05%        1.80%     1.80%     1.05%
Fee Waivers/Reimbursements........  None         None      None      None
Net Expenses......................  1.05%        1.80%     1.80%     1.05%

                                                        (footnotes on next page)

---------------

 (1) For Selling Fund, calculated as a percentage of original purchase price. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price or redemption proceeds, whichever is less.

 (2) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (3) For qualified plans investing in Selling Fund Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

 (4) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

 (5) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

 (6) A 2% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and distributions.

 (7) There is no guarantee that actual expenses will be the same as those shown in the table.

 (8) Because each class pays a 12b-1 distribution and service fee which is based upon such class' assets, if you own shares for a long period of time, you pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

 (9) Other Expenses for Selling Fund's Class A and Class B are based on estimated expenses for the current fiscal year.

(10) INVESCO has contractually agreed to waive fees and bear any expenses on Selling Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.35%, 2.00%, 2.00%, 1.45% and 1.25% on Class A, Class B, Class C, Class K and Investor Class shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and Selling Fund if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                              ONE    THREE    FIVE     TEN
                                                              YEAR   YEARS   YEARS    YEARS
                                                              ----   -----   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.............  $597   $856    $1,134   $1,925
  Assuming no redemption....................................  $597   $856    $1,134   $1,925
Class B shares
  Assuming complete redemption at end of period(2)(3).......  $690   $888    $1,211   $2,031
  Assuming no redemption(3).................................  $190   $588    $1,011   $2,031
Class C shares
  Assuming complete redemption at end of period(2)..........  $311   $652    $1,119   $2,410
  Assuming no redemption....................................  $211   $652    $1,119   $2,410
Class K shares
  Assuming complete redemption at end of period.............  $223   $733    $1,313   $2,890
  Assuming no redemption....................................  $223   $733    $1,313   $2,890
Investor Class shares
  Assuming complete redemption at end of period.............  $138   $431    $  745   $1,635
  Assuming no redemption....................................  $138   $431    $  745   $1,635
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.............  $579   $799    $1,037   $1,719
  Assuming no redemption....................................  $579   $799    $1,037   $1,719
Class B shares
  Assuming complete redemption at end of period(2)(3).......  $685   $873    $1,185   $1,940
  Assuming no redemption(3).................................  $185   $573    $  985   $1,940
Class C shares
  Assuming complete redemption at end of period(2)..........  $285   $573    $  985   $2,137
  Assuming no redemption....................................  $185   $573    $  985   $2,137

                                                              ONE    THREE    FIVE     TEN
                                                              YEAR   YEARS   YEARS    YEARS
                                                              ----   -----   ------   ------
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.............  $577   $793    $1,027   $1,697
  Assuming no redemption....................................  $577   $793    $1,027   $1,697
Class B shares
  Assuming complete redemption at end of period(2)(3).......  $683   $866    $1,175   $1,919
  Assuming no redemption(3).................................  $183   $566    $  975   $1,919
Class C shares
  Assuming complete redemption at end of period(2)..........  $283   $566    $  975   $2,116
  Assuming no redemption....................................  $183   $566    $  975   $2,116
Investor Class shares
  Assuming complete redemption at end of period.............  $107   $334    $  579   $1,283
  Assuming no redemption....................................  $107   $334    $  579   $1,283

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                          DIRECTOR COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002.

                                                                                                TOTAL
                                                                                             COMPENSATION
                                     AGGREGATE      RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM ALL
                                   COMPENSATION         ACCRUED BY         BENEFITS UPON       INVESCO
NAME OF DIRECTOR                  FROM COMPANY(1)       COMPANY(2)         RETIREMENT(3)       FUNDS(4)
----------------                  ---------------   -------------------   ----------------   ------------
Bob R. Baker....................      $7,363               $931               $34,000          $138,000
James T. Bunch..................       6,818                  0                     0           124,625
Gerald J. Lewis.................       6,754                  0                     0           116,500
Larry Soll, Ph.D................       7,000                  0                     0           126,000

---------------

(1) The vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(2) Represents estimated benefits accrued with respect to the current Retirement Plan and Deferred Retirement Plan Account Agreement, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(3) These amounts represent the estimated annual benefits payable by the ten INVESCO Funds upon the directors' retirement under the current Retirement Plan and Deferred Retirement Plan Account Agreement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the current Retirement Plan.

(4) All continuing directors currently serve as directors of ten registered investment companies advised by INVESCO.

                                   EXHIBIT E

                              OFFICERS OF COMPANY

     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Company is 4350 South Monaco Street, Denver, Colorado 80237.

NAME, YEAR OF BIRTH AND        OFFICER
POSITION(S) HELD WITH COMPANY   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------  -------   -----------------------------------------------------
Mark H. Williamson -- 1951
  Chairman of the Board.....    1998     Director, President and Chief Executive Officer,
                                         A I M Management Group Inc.; Director, Chairman and
                                         President, A I M Advisors, Inc. (registered
                                         investment advisor); Director, A I M Distributors,
                                         Inc. (registered broker dealer); and Chief Executive
                                         Officer of the AIM Division of AMVESCAP PLC
                                         (2003-present); formerly, Chief Executive Officer,
                                         Managed Products Division, AMVESCAP PLC (2001-2002);
                                         Chairman of the Board (1998-2002), President
                                         (1998-2002) and Chief Executive Officer (1998-2002)
                                         of INVESCO Funds Group, Inc. (registered investment
                                         advisor) and INVESCO Distributors, Inc. (registered
                                         broker dealer); Chief Operating Officer and Chairman
                                         of the Board of INVESCO Global Health Sciences Fund;
                                         Chairman and Chief Executive Officer of NationsBanc
                                         Advisors, Inc.; and Chairman of NationsBanc
                                         Investments, Inc.
Raymond R. Cunningham -- 1951
  President and Chief
  Executive Officer.........    2001     President (2001-present) and Chief Executive Officer
                                         (2003-present) of INVESCO Funds Group, Inc.; Chairman
                                         of the Board (2003-present) and President
                                         (2003-present) of INVESCO Distributors, Inc.;
                                         formerly, Chief Operating Officer (2001-2003) and
                                         Senior Vice President (1999-2002) of INVESCO Funds
                                         Group, Inc. and INVESCO Distributors, Inc.; and
                                         Senior Vice President of GT Global -- North America
                                         (1992-1998).
Glen A. Payne -- 1947
  Secretary.................    1989     Senior Vice President, General Counsel and Secretary
                                         of INVESCO Funds Group, Inc.; Senior Vice President,
                                         Secretary and General Counsel of INVESCO
                                         Distributors, Inc.; formerly, Secretary of INVESCO
                                         Global Health Sciences Fund; General Counsel of
                                         INVESCO Trust Company (1989-1998); and employee of
                                         the Securities and Exchange Commission, Washington,
                                         DC (1973-1989).

NAME, YEAR OF BIRTH AND        OFFICER
POSITION(S) HELD WITH COMPANY   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------  -------   -----------------------------------------------------
Ronald L. Grooms -- 1946
  Chief Accounting Officer,
  Chief Financial Officer and
  Treasurer.................    1998     Senior Vice President and Treasurer of INVESCO Funds
                                         Group, Inc.; and Senior Vice President and Treasurer
                                         of INVESCO Distributors, Inc.; formerly, Treasurer
                                         and Principal Financial and Accounting Officer of
                                         INVESCO Global Health Sciences Fund; and Senior Vice
                                         President and Treasurer of INVESCO Trust Company
                                         (1988-1998).
William J. Galvin,
  Jr. -- 1956
  Assistant Secretary.......    1992     Senior Vice President and Assistant Secretary INVESCO
                                         Funds Group, Inc.; and Senior Vice President and
                                         Assistant Secretary of INVESCO Distributors, Inc.;
                                         formerly, Trust Officer of INVESCO Trust Company
                                         (1995-1998).
Pamela J. Piro -- 1960
  Assistant Treasurer.......    1999     Vice President and Assistant Treasurer of INVESCO
                                         Funds Group, Inc.; and Assistant Treasurer of INVESCO
                                         Distributors, Inc.; formerly, Assistant Vice
                                         President (1996-1997).
Tane T. Tyler -- 1965
  Assistant Secretary.......    2002     Vice President and Assistant General Counsel of
                                         INVESCO Funds Group, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Company, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of common stock of each class of each series portfolio of Company by the directors, nominees, and current executive officers of Company:

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                            SERIES AND CLASS     PERCENTAGE OF CLASS*
                                                            ----------------   ------------------------
Bob R. Baker..............................................
Sueann Ambron.............................................
Victor L. Andrews.........................................
Lawrence H. Budner........................................
James T. Bunch............................................
Raymond R. Cunningham.....................................
Richard W. Healey.........................................
Gerald J. Lewis...........................................
John W. McIntyre..........................................
Larry Soll, Ph.D..........................................
Mark H. Williamson........................................
Frank S. Bayley...........................................
Bruce L. Crockett.........................................
Albert R. Dowden..........................................
Edward K. Dunn, Jr. ......................................
Jack M. Fields............................................
Carl Frischling...........................................
Robert H. Graham..........................................
Prema Mathai-Davis........................................
Lewis F. Pennock..........................................
Ruth H. Quigley...........................................
Louis S. Sklar............................................
Glen A. Payne.............................................
Ronald L. Grooms..........................................
William J. Galvin, Jr. ...................................
Pamela J. Piro............................................
Tane T. Tyler.............................................

---------------

* To the best knowledge of Company, the ownership of shares of each series portfolio of Company by current directors, nominees, and current executive officers of Company as a group constituted less than 1% of each class of each series portfolio of Company as of July 25, 2003.

                                   EXHIBIT G

                       DIRECTOR OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex:

                                                                                 AGGREGATE DOLLAR RANGE
                                                                               OF EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                            DOLLAR RANGE OF       COMPANIES OVERSEEN BY
                                                           EQUITY SECURITIES     DIRECTOR IN THE INVESCO
NAME OF DIRECTOR                                             IN YOUR FUND             FUNDS COMPLEX
----------------                                           -----------------   ---------------------------
INDEPENDENT DIRECTORS
Bob R. Baker.............................................    $1 - $10,000            $10,001 - $50,000
James T. Bunch...........................................    $1 - $10,000           $50,001 - $100,000
Gerald J. Lewis..........................................    $1 - $10,000           $50,001 - $100,000
Larry Soll, Ph.D.........................................    $1 - $10,000                Over $100,000
INTERESTED DIRECTOR
Mark H. Williamson.......................................            None                Over $100,000
INDEPENDENT NOMINEES
Frank S. Bayley..........................................            None                         None
Bruce L. Crockett........................................            None                         None
Albert R. Dowden.........................................            None                         None
Edward K. Dunn...........................................            None                         None
Jack M. Fields...........................................            None                         None
Carl Frischling..........................................            None                         None
Prema Mathai-Davis.......................................            None                         None
Lewis F. Pennock.........................................            None                         None
Ruth H. Quigley..........................................            None                         None
Louis S. Sklar...........................................            None                         None
NOMINEE WHO WILL BE INTERESTED
Robert H. Graham.........................................            None                         None

                                   EXHIBIT H

       PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF A I M ADVISORS, INC.

     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.

NAME AND ADDRESS                        POSITION WITH AIM                     PRINCIPAL OCCUPATION
----------------              -------------------------------------   ------------------------------------
Mark H. Williamson..........  Director, Chairman and President        See director table under Proposal 2
Kevin M. Carome.............  Director, Senior Vice President,        Director, Senior Vice President,
                              General Counsel and Secretary           Secretary and General Counsel, A I M
                                                                      Management Group Inc.; Vice
                                                                      President, A I M Capital Management,
                                                                      Inc., A I M Distributors, Inc. and
                                                                      A I M Fund Services, Inc., and
                                                                      Director, Vice President and General
                                                                      Counsel, Fund Management Company
Gary T. Crum................  Director and Senior Vice President      Chairman, Director and Director of
                                                                      Investments, A I M Capital
                                                                      Management, Inc.; Director and
                                                                      Executive Vice President, A I M
                                                                      Management Group Inc.; Director,
                                                                      A I M Distributors, Inc. and
                                                                      AMVESCAP PLC
Dawn M. Hawley..............  Director, Senior Vice President and     Director, Senior Vice President and
                              Chief Financial Officer                 Chief Financial Officer, A I M
                                                                      Management Group Inc.; Vice
                                                                      President and Treasurer, A I M
                                                                      Capital Management, Inc. and A I M
                                                                      Distributors, Inc.; Director, Vice
                                                                      President and Chief Financial
                                                                      Officer, A I M Fund Services, Inc.;
                                                                      and Vice President and Chief
                                                                      Financial Officer, Fund Management
                                                                      Company

                                   EXHIBIT I

                   COMPENSATION TO INVESCO FUNDS GROUP, INC.

     Company pays INVESCO Funds Group, Inc., out of the assets of your Fund, as full compensation for all services rendered, an advisory fee for your Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of your Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of your Fund.

                                                                   NET FEES PAID TO       FEE WAIVERS OR
                                              TOTAL NET ASSETS       INVESCO FUNDS           EXPENSE
                                                FOR THE MOST      GROUP, INC. FOR THE   REIMBURSEMENTS FOR
                                                  RECENTLY           MOST RECENTLY      THE MOST RECENTLY
ANNUAL RATE                                   COMPLETED FISCAL     COMPLETED FISCAL      COMPLETED FISCAL
(BASED ON AVERAGE DAILY NET ASSETS)            PERIOD OR YEAR       PERIOD OR YEAR        PERIOD OR YEAR
-----------------------------------           ----------------    -------------------   ------------------
0.50% of the first $300 million;                $265,659,231          $1,371,717             $366,082
0.40% of the next $200 million;
0.30% from $500 million

                                   EXHIBIT J

FEES PAID TO INVESCO FUNDS GROUP, INC. AND AFFILIATES IN MOST RECENT FISCAL YEAR

     The following chart sets forth the non-advisory fees paid by your Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.

                                                  INVESCO                   INVESCO               INVESCO
NAME OF FUND                             (ADMINISTRATIVE SERVICES)*   DISTRIBUTORS, INC.**   (TRANSFER AGENCY)
------------                             --------------------------   --------------------   -----------------
INVESCO High Yield Fund................           $172,514                  $435,242            $1,717,410

---------------

 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.

** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.

                                   EXHIBIT K

                   ADVISORY FEE SCHEDULES FOR OTHER AIM FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as your Fund.

                                                                                          FEE WAIVER, EXPENSE
                                                                TOTAL NET ASSETS      LIMITATIONS AND/OR EXPENSE
                                                                  FOR THE MOST        REIMBURSEMENTS FOR THE MOST
                                    ANNUAL RATE                RECENTLY COMPLETED         RECENTLY COMPLETED
NAME OF FUND            (BASED ON AVERAGE DAILY NET ASSETS)   FISCAL PERIOD OR YEAR      FISCAL PERIOD OR YEAR
------------            -----------------------------------   ---------------------   ---------------------------
AIM High Yield Fund     0.625% of the first $200 million;         $937,442,286        N/A
                        0.55% over $200 million up to and
                        including $500 million; 0.50% over
                        $500 million up to and including $1
                        billion; 0.45% of the excess over
                        $1 billion
AIM V.I. Diversified    0.60% of the first $250 million;          $ 70,765,771        N/A
  Income Fund           0.55% of the excess over $250
                        million
AIM V.I. High Yield     0.625% of the first $200 million;         $ 25,125,968        Waive advisory fees of
  Fund                  0.55% over $200 million up to and                             Series I and Series II
                        including $500 million; 0.50% over                            shares to limit expenses
                        $500 million up to and including $1                           excluding Rule 12b-1 plan
                        billion; 0.45% of the excess over                             fees, if any, interest,
                        $1 billion                                                    taxes, dividend expense on
                                                                                      short sales, extraordinary
                                                                                      items and increases in
                                                                                      expenses due to expense
                                                                                      offset arrangements, if
                                                                                      any, of each Series to
                                                                                      1.30%

                                   EXHIBIT L

                 PROPOSED COMPENSATION TO A I M ADVISORS, INC.

     The following table provides information with respect to the annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by your Fund under the proposed advisory agreement.

                                                                 ANNUAL RATE
                                                              (BASED ON AVERAGE
NET ASSETS                                                    DAILY NET ASSETS)
----------                                                    -----------------
First $300 Million..........................................        0.50%
Next $200 Million...........................................        0.40%
From $500 Million...........................................        0.30%

                                   EXHIBIT M

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     2,725,812.88

CLASS B SHARES

     527,534.04

CLASS C SHARES

     4,390,714.70

CLASS K SHARES

     343,415.76

INVESTOR CLASS SHARES

     82,428,196.42

                                   EXHIBIT N

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                        NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                    CLASS OF SHARES   SHARES OWNED     OF RECORD*
----------------                                    ---------------   -------------   -------------
Charles Schwab & Co. Inc. ........................  Investor Class    26,892,776.85      32.63%
Attn: Mutual Funds
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA 94104-4122
Citigroup Global Markets Inc. ....................  Investor Class     5,504,060.02       6.68%
Attn: Mutual Funds
c/o Deepa Bhashyam
333 W 34th Street 7th Floor
New York, NY 10001-2402
National Financial Services Corp..................  Investor Class     4,148,426.80       5.03%
The Exclusive Benefit of Customers
One World Financial Center
200 Liberty Street 5th Floor
Attn: Kate Recon
New York, NY 10281-5500
Charles Schwab & Co. Inc. ........................  Class A              633,042.49      23.22%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Merrill Lynch.....................................  Class A              328,318.05      12.04%
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
Merrill Lynch.....................................  Class B               49,704.19       9.42%
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
Guardian Equity Partners Ltd. ....................  Class C              252,376.33       5.75%
A Partnership
1101 Village Road
Suite 6C
Carbondale, CO 81623-2518
Merrill Lynch.....................................  Class C              220,847.21       5.03%
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
Saxon & Co. ......................................  Class C              284,695.42      82.90%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT O

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                          NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                       CLASS OF SHARES   SHARES OWNED    OF RECORD*
----------------                                       ---------------   ------------   -------------


---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                            INVESCO HIGH YIELD FUND,
                            A SEPARATE PORTFOLIO OF
                            INVESCO BOND FUNDS, INC.
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-4
SECTION 2.5.      Termination of Series, Redemption of Selling Fund Shares and
                  Dissolution of Seller.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-6
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-7
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-8
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-8
SECTION 3.14.     Taxes.......................................................   I-9
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........   I-9
SECTION 3.21.     No Distribution.............................................  I-10
SECTION 3.22.     Liabilities of Selling Fund.................................  I-10
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10

                                                                                PAGE
                                                                                ----
SECTION 4.3.      Financial Statements........................................  I-10
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-11
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11
SECTION 4.6.      Accountants.................................................  I-11
SECTION 4.7.      Binding Obligation..........................................  I-11
SECTION 4.8.      No Breaches or Defaults.....................................  I-12
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-13
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-13
SECTION 4.16.     Value of Shares.............................................  I-14
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-14
SECTION 5.4.      Further Assurances..........................................  I-14
SECTION 5.5.      Notice of Events............................................  I-15
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-16
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-16
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-17
SECTION 7.1.      Termination.................................................  I-17
SECTION 7.2.      Survival After Termination..................................  I-18

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-18
SECTION 8.6.      Enforcement.................................................  I-18
SECTION 8.7.      Interpretation..............................................  I-18
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19

                                                                                PAGE
                                                                                ----
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-19
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-19
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20

Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among INVESCO Bond Funds, Inc., a Maryland corporation ("Seller"), acting on behalf of INVESCO High Yield Fund ("Selling Fund"), a separate series of Seller, AIM Investment Securities Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM High Yield Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1 Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Maryland General Corporation Law and the Delaware Statutory Trust Act.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means AIM Investment Securities Funds, a Delaware statutory trust.

     "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means A I M Advisors, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-2674.

     "Buying Fund" means AIM High Yield Fund, a separate series of Buyer.

     "Buying Fund Auditors" means Ernst & Young LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended July 31, 2002 and the unaudited financial statements of Buying Fund for the period ended January 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means November 3, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National

Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund, and, if so required by the Maryland General Corporation Law and Seller's Charter, the affirmative vote of a majority of the outstanding voting securities of Seller.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means INVESCO Bond Funds, Inc., a Maryland corporation.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means INVESCO Funds Group, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-5686.

     "Selling Fund" means INVESCO High Yield Fund, a separate series of Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended August 31, 2002 and the unaudited financial statements of Selling Fund for the period ended February 28, 2003.

     "Selling Fund Shareholders" means the holders of record as of the Effective Time of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund and the shareholders of Seller convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series, Redemption of Selling Fund Shares and Dissolution of Seller.

     (a) Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Charter and the Maryland General Corporation Law; provided, however, that the termination of Selling Fund as a designated series of Seller and the redemption of the outstanding shares of Selling Fund shall not be required if the Reorganization shall not have been consummated.

     (b) If required by the Maryland General Corporation Law, following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, Seller and Buyer shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, Seller shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Seller as a Maryland corporation and an application for deregistration on Form N-8F under the Investment Company Act with the SEC; provided, however, that the filing of Articles of Transfer, Articles of Dissolution and an application for deregistration on Form N-8F as aforesaid shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability (b) and additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by shareholders by the Required Shareholder Vote, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by shareholders by the Required Shareholder Vote, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or
(C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund and the shareholders of Seller entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/ Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by

Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund and the shareholders of Seller approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by shareholders on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

        (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

        (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

        (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Seller further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Seller acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

        (a) If to Seller:

           INVESCO Bond Funds, Inc.
           4350 South Monaco Street
           Denver, Colorado 80237
           Attn: Glen A. Payne

           with a copy to:

           Kirkpatrick & Lockhart LLP
           1800 Massachusetts Avenue, N.W., 2nd Floor
           Washington, D.C. 20036-1800
           Attn: Clifford J. Alexander

        (b) If to Buyer:

           AIM Investment Securities Funds
           11 Greenway Plaza, Suite 100
           Houston, Texas 77046-1173
           Attn: Kevin M. Carome

           with a copy to:

           Ballard Spahr Andrews & Ingersoll, LLP
           1735 Market Street, 51st Floor
           Philadelphia, PA 19103-7599
           Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this

Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          INVESCO BOND FUNDS, INC., acting
                                          on behalf of INVESCO HIGH YIELD FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          AIM INVESTMENT SECURITIES FUNDS,
                                          acting
                                          on behalf of AIM HIGH YIELD FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF
             CLASSES OF SHARES OF SELLING FUND                 SHARES OF BUYING FUND
             ---------------------------------                ------------------------
Class A shares..............................................  Class A shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares
Class K shares..............................................  Class A shares
Investor Class shares.......................................  Investor Class shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                      CORRESPONDING NEW FUNDS
-------------                                      -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC.....................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC..........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC......  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC..............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC.................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC..................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC........................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC.........................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
              CLASSES OF SHARES OF BUYING FUND                 BUYER IS AUTHORIZED TO ISSUE
              --------------------------------                ------------------------------
Class A shares..............................................            Unlimited
Class B shares..............................................            Unlimited
Class C shares..............................................            Unlimited
Investor Class shares.......................................            Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity II Fund into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II
                     AIM HIGH YIELD FUND

                     July 21, 2003




                     Prospectus

                     AIM High Yield Fund seeks to achieve a high level of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The fund will attempt to achieve its objective by investing primarily in publicly traded non-investment grade securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Rating Services. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   18.40%
1994...................................................................   -1.68%
1995...................................................................   16.86%
1996...................................................................   15.44%
1997...................................................................   12.52%
1998...................................................................   -5.10%
1999...................................................................    2.08%
2000...................................................................  -23.81%
2001...................................................................   -3.59%
2002...................................................................  -10.38%


    The Class A shares' year-to-date total return as of June 30, 2003 was 17.71%.

    During the periods shown in the bar chart, the highest quarterly return was 6.62% (quarter ended March 31, 1993) and the lowest quarterly return was -13.88% (quarter ended December 31, 2000).

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                         SINCE      INCEPTION
December 31, 2002)              1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)   DATE
-----------------------------------------------------------------------------------
Class A                                                                   07/11/78
  Return Before Taxes           (14.64)%  (9.49)%    0.71%         --
  Return After Taxes on
    Distributions               (18.27)  (13.33)    (3.35)         --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                 (8.94)    (8.54)    (0.96)         --
Class B                                                                   09/01/93
  Return Before Taxes           (15.06)   (9.51)       --       (0.74)%
Class C                                                                   08/04/97
  Return Before Taxes           (11.68)   (9.29)       --       (7.88)
Investor Class(2)                                                         07/11/78(2)
  Return Before Taxes           (10.38)   (8.60)     1.20          --
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate
  Bond Index(3)                 10.25      7.55      7.51          --
Lehman Brothers High Yield
  Index(4)                      (1.41)     0.38      5.86          --
Lipper High Yield Bond Fund
  Index(5)                      (2.41)    (1.80)     4.69          --
-----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. As of July 21, 2003, Investor Class shares have not commenced operations.
(3) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index because the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Lehman Brothers High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least one year to maturity.
(5) The Lipper High Yield Bond Fund Index is an equally weighted representation of the 30 largest funds within the Lipper High Yield category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from                                                                                                INVESTOR
your investment)                                                                       CLASS A      CLASS B   CLASS C   CLASS
--------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                                         4.75%        None      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                                            None(1,2)    5.00%     1.00%      None
--------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                                                          INVESTOR
from fund assets)                                                                      CLASS A   CLASS B   CLASS C   CLASS
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                         0.52%     0.52%     0.52%      0.52%

Distribution and/or
Service (12b-1) Fees                                                                    0.25      1.00      1.00       0.25

Other Expenses(4)                                                                       0.30      0.30      0.30       0.30

Total Annual Fund
Operating Expenses                                                                      1.07      1.82      1.82       1.07
-----------------------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Class A                                                                                 $579     $799     $1,037     $1,719
Class B                                                                                  685      873      1,185      1,940
Class C                                                                                  285      573        985      2,137
Investor Class                                                                           109      340        590      1,306
----------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Class A                                                                                 $579     $799     $1,037     $1,719
Class B                                                                                  185      573        985      1,940
Class C                                                                                  185      573        985      2,137
Investor Class                                                                           109      340        590      1,306
----------------------------------------------------------------------------------------------------------------------------

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2002, the advisor received compensation of 0.52% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

They are assisted by the High Yield Taxable Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM High Yield Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares any dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                            CLASS A
                              ---------------------------------------------------------------------------------------------------
                              SIX MONTHS          YEAR ENDED JULY 31,      JANUARY 1,
                                ENDED                                        THROUGH              YEAR ENDED DECEMBER 31,
                              JANUARY 31,       -----------------------     JULY 31,       --------------------------------------
                                2003              2002           2001         2000            1999          1998          1997
                              -----------       --------       --------    ------------    ----------    ----------    ----------
Net asset value, beginning
  of period                    $   3.70         $   4.92       $   7.00     $     8.07     $     8.77    $    10.16    $     9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.20             0.49(a)        0.68           0.47           0.85          0.92          0.90
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and unrealized)       0.06            (1.19)         (2.03)         (1.03)         (0.66)        (1.40)         0.28
=================================================================================================================================
    Total from investment
      operations                   0.26            (0.70)         (1.35)         (0.56)          0.19         (0.48)         1.18
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income             (0.20)           (0.52)         (0.69)         (0.49)         (0.87)        (0.91)        (0.90)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                  --               --          (0.03)         (0.02)         (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of
    net investment income            --               --          (0.01)            --             --            --            --
=================================================================================================================================
    Total distributions           (0.20)           (0.52)         (0.73)         (0.51)         (0.89)        (0.91)        (0.90)
=================================================================================================================================
Net asset value, end of
  period                       $   3.76         $   3.70       $   4.92     $     7.00     $     8.07    $     8.77    $    10.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                    7.44%          (15.36)%       (19.98)%        (7.12)%         2.21%        (5.10)%       12.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $449,581         $417,974       $683,845     $1,056,453     $1,364,502    $1,670,863    $1,786,352
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                       1.18%(c)         1.07%          0.99%          0.93%(d)       0.92%         0.85%         0.90%
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                          10.73%(c)        11.15%(a)      11.98%         10.79%(d)      10.06%         9.45%         9.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)           40%              59%            55%            23%            79%           76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $435,992,654.
(d) Annualized.
(e) Not annualized for periods less than one year.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                           CLASS B
                            -----------------------------------------------------------------------------------------------------
                            SIX MONTHS                                    JANUARY 1,
                              ENDED             YEAR ENDED JULY 31,        THROUGH                YEAR ENDED DECEMBER 31,
                            JANUARY 31,      -------------------------     JULY 31,        --------------------------------------
                              2003             2002             2001         2000             1999          1998          1997
                            -----------      --------         --------    ----------       ----------    ----------    ----------
Net asset value, beginning
  of period                  $   3.71        $   4.93         $   7.01    $     8.07       $     8.76    $    10.16    $     9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income          0.18            0.45(a)          0.64          0.44             0.79          0.84          0.83
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                  0.07           (1.18)           (2.03)        (1.03)           (0.66)        (1.40)         0.28
=================================================================================================================================
    Total from investment
      operations                 0.25           (0.73)           (1.39)        (0.59)            0.13         (0.56)         1.11
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income           (0.19)          (0.49)           (0.65)        (0.45)           (0.80)        (0.84)        (0.83)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                --              --            (0.03)        (0.02)           (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess
    of net investment
    income                         --              --            (0.01)           --               --            --            --
=================================================================================================================================
    Total distributions         (0.19)          (0.49)           (0.69)        (0.47)           (0.82)        (0.84)        (0.83)
=================================================================================================================================
Net asset value, end of
  period                     $   3.77        $   3.71         $   4.93    $     7.01       $     8.07    $     8.76    $    10.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                  7.02%         (15.99)%         (20.60)%       (7.49)%           1.46%        (5.90)%       11.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $444,140        $469,408         $756,704    $1,206,737       $1,559,864    $1,820,899    $1,647,801
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets             1.93%(c)        1.82%            1.75%         1.69%(d)         1.68%         1.61%         1.65%
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                         9.98%(c)       10.40%(a)        11.22%        10.03%(d)         9.30%         8.69%         8.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)         40%             59%              55%           23%              79%           76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $445,745,533.
(d) Annualized.
(e) Not annualized for periods less than one year.

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                                    (DATE SALES
                                  SIX MONTHS             YEAR ENDED          JANUARY 1,         YEAR ENDED           COMMENCED)
                                     ENDED                JULY 31,            THROUGH          DECEMBER 31,           THROUGH
                                  JANUARY 31,       ---------------------     JULY 31,     --------------------     DECEMBER 31,
                                     2003            2002          2001         2000         1999        1998           1997
                                  -----------       -------       -------    ----------    --------    --------    --------------
Net asset value, beginning of
  period                            $  3.70         $  4.92       $  6.99     $   8.05     $   8.74    $  10.14       $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.18            0.45(a)       0.65         0.44         0.78        0.82(b)       0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    0.07           (1.18)        (2.03)       (1.03)       (0.65)      (1.38)         0.10
=================================================================================================================================
    Total from investment
      operations                       0.25           (0.73)        (1.38)       (0.59)        0.13       (0.56)         0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                            (0.19)          (0.49)        (0.65)       (0.45)       (0.80)      (0.84)        (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                      --              --         (0.03)       (0.02)       (0.02)         --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                    --              --         (0.01)          --           --          --            --
=================================================================================================================================
    Total distributions               (0.19)          (0.49)        (0.69)       (0.47)       (0.82)      (0.84)        (0.35)
=================================================================================================================================
Net asset value, end of period      $  3.76         $  3.70       $  4.92     $   6.99     $   8.05    $   8.74       $ 10.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                        7.04%         (16.02)%      (20.52)%      (7.51)%       1.46%      (5.92)%        4.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $51,372         $50,060       $81,871     $110,297     $129,675    $113,246       $26,177
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                               1.93%(d)        1.82%         1.75%        1.69%(e)     1.68%       1.61%         1.68%(e)
=================================================================================================================================
Ratio of net investment income
  to average net assets                9.98%(d)       10.40%(a)     11.22%       10.03%(e)     9.30%       8.69%         8.30%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)               40%             59%           55%          23%          79%         76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of American, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $48,488,832.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B              CLASS C              CLASS R              INVESTOR CLASS(6)
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(5)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(4)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM Fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

(6) As of July 21, 2003 Investor Class shares of AIM Blue Chip Fund, AIM European Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund and AIM Tax-Exempt Cash Fund have not commenced operations.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25(1)

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500(2)                                          50
-------------------------------------------------------------------------------------------------------------------------


(1) $50 for Investor Class shares.

(2) $1,000 for Investor Class shares.

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

As of July 21, 2003, Investor Class shares of certain funds that intend to offer such shares have not commenced operations (for a listing of funds that intend to offer Investor Class shares see the "Choosing a Share Class" section of your prospectus). Once operations commence, Investor Class shares of such funds may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) INVESCO Funds directors, employees of AMVESCAP PLC and its subsidiaries.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

$1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                     Fund(1)                             Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund);

(7) Investor Class shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
    Fund) or Class A3 shares of an AIM Fund; or

(8) Class A or A3 shares of an AIM Fund for Investor Class shares of any AIM Fund as long as you own Investor Class shares of any AIM Fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM Fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) one another;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (c) Class A shares of another AIM Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

           (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

           (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and
- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--07/03

                              -------------------
                              AIM HIGH YIELD FUND
                              -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P. O. Box 4739
                          Houston, TX 77046-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request by
                          e-mail or download
                          prospectuses, annual or
                          semiannual reports via our
                          website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM HIGH YIELD FUND
 SEC 1940 Act file number: 811-5686
------------------------------------

AIMinvestments.com               HYI-PRO-1

                                                                    APPENDIX III

FUND WEATHERS VOLATILE MARKET CONDITIONS

HOW DID AIM HIGH YIELD FUND PERFORM DURING THE FISCAL YEAR?

The high yield market had some bright moments during the reporting period, particularly late in 2001 and the first quarter of 2002. For much of the fiscal year, however, high yield bonds with their equity-like characteristics had to endure volatile stock market conditions.

    Indeed, as investor concern over corporate accounting irregularities deepened, high yield securities were hard hit. Given this environment, AIM High Yield Fund returned -15.13% for Class A shares, -15.76% for Class B shares and -15.79% for Class C shares, excluding sales charges, for the year ended 7/31/02. By comparison, the fund's benchmark index, the Lehman High Yield Index, returned -9.15% over the same period. The fund underperformed its benchmark as the fund was overweight (compared to its benchmark index) the wireless telecommunications sector--a sector that was particularly hard hit during the fiscal year. However, over the time period, we took steps to reduce our exposure to this sector.

    Despite difficult market conditions, the fund continued to provide attractive current income. As the chart below illustrates, the fund's 30-day yield was 10.64% for Class A shares and 10.37% for Class B and C shares. By comparison, the yield on the 10-year U.S. Treasury was 4.46%.

HOW DID THE HIGH YIELD MARKET FARE DURING THE REPORTING PERIOD?

The dominant theme of the period was risk aversion. Concern over geopolitical events and accounting irregularities drove many investors from stocks into high-quality, fixed-income securities. Given this "flight to quality" environment, high yield bonds--which tend to follow equity markets--suffered in comparison to their higher-quality, fixed-income brethren.

    There were, however, bright spots for the asset class during the fiscal year. The high yield market performed well during the fourth quarter of 2001. In addition, high yield bonds posted positive returns in January, March and April of 2002 as investors sought yields they could not find in other markets.

    Higher-rated high yield credits--such as BB-rated bonds--generally outperformed lower-rated bonds. Nonetheless, there was a significant amount of issuer-specific risk across all rating classes. This made holding a widely diversified portfolio of bonds of major importance. Fortunately, we perceived a high level of issuer-specific risk early in the year and increased the fund's diversification among companies and industries. This helped limit the downside risk from any one issuer.

HOW DID DIFFERENT SECTORS PERFORM?

There was a wide divergence in sector performance. Large losses were actually concentrated in just a few industries.

    To be sure, areas such as telecommunications and cable television--which make up a large percentage of the high yield market--posted double-digit declines year-to-date through July. The telecommunications sector was hurt by funding issues, overcapacity and earnings woes, while cable television suffered from slowing subscriber growth rates and liquidity issues.

    Beyond the communications area, however, many other industries performed well. For instance, year-to-date through July, the textile and apparel industries were up a combined 25%; capital goods were up 12% and the aerospace industry posted gains of 7%. Once again, our efforts toward diversification combined with good credit selection allowed us to participate in many of the better-performing areas of the market.

WHAT OTHER FACTORS INFLUENCED HIGH YIELD BONDS?

Given the volatile market environment, one expected industry trend was the increase in defaults. Remember, however, that defaults are "backward looking"-- by the time a bond actually defaults, the bond price reflects that event. So bonds listed as defaulted in 2001 actually began, trading at low levels as much as a few years earlier.

================================================================================

FUND PROVIDES ATTRACTIVE INCOME

30-Day Yield as of 7/31/02

FUND CLASS A SHARES                                  10.64%

FUND CLASS B & C SHARES                              10.37%

10-YEAR U.S. TREASURY                                 4.46%*

*Source: Bloomberg

================================================================================
                                        2

PORTFOLIO COMPOSITION

As of 7/31/02, based on total net assets

============================================================================================================================
TOP 10 ISSUERS                                                          TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------------------------
  1. North American Van Lines Inc.                  1.7%                  1. Broadcasting & Cable TV                  13.4%

  2. Railamerica Transportation Corp.               1.5                   2. Wireless Telecommunications Services      5.3

  3. Charter Communications Holdings, LLC/                                3. Casinos & Gambling                        4.8
     Charter Communications Holdings Capital Corp.  1.5

  4. Frontier Oil Corp.                             1.4                   4. Oil & Gas Exploration & Production        3.4

  5. Elizabeth Arden, Inc.                          1.4                   5. Railroads                                 3.0

  6. Acme Communications, Inc.                      1.3                   6. Homebuilding                              3.0

  7. CSK Auto, Inc.                                 1.3                   7. Hotels, Resorts & Cruise Lines            2.7

  8. Pegasus Communications Corp.                   1.1                   8. Personal Products                         2.7

  9. Crown Castle International Corp.               1.1                   9. Specialty Stores                          2.6

 10. Spectrasite Holdings, Inc.                     1.1                  10. Building Products                         2.4

Total net assets:$937 million                                             Total number of holdings:  233

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
============================================================================================================================

    On a positive note, new issuance has generally been of better credit quality and from a wider range of industries than what we saw in the late 1990s. Given the higher quality of new credits, yields on new issues may be lower, but the implications for future preservation of principal are positive.

GIVEN THE ENVIRONMENT, HOW DID YOU MANAGE THE FUND?

As we mentioned earlier, we continue to reposition the fund to try to lessen risk and increase diversification--steps that helped the fund avoid some of the downside of the current market slump. Specifically, we enhanced our diversification efforts by adding names across various industries. We also continue to emphasize credit research by considering a company's current financial health as well as its ability to weather various parts of market cycles. In addition, we continue to increase the credit quality and liquidity of the fund by adding more B and BB bonds, while reducing our exposure to lower-rated tiers. The fund's average credit quality, however, remains B.

WHAT ARE SOME SPECIFIC HOLDINGS THAT AFFECTED PERFORMANCE?

o Intrawest Corp., a positive contributor to the fund, develops and operates village-centered mountain, beach and golf resorts. As such, the company has benefited from demographic trends favoring resort development leading to strong demand for recent projects.

o Dunlop Standard Aerospace Holdings, another positive contributor, is a leading international supplier of parts and services to the aerospace industry. The company has benefited from its exposure to the relatively stable regional jet market. The company has focused on debt reduction, which has led to improvements in the credit quality of its bonds.

o Charter Communications Holdings, one of the largest issuers in the high yield market, is the fourth-largest cable television system operator in the United States. Charter's bonds declined during the period as the impact of accounting and corporate governance issues emerged at other cable companies. This pressured bonds of all cable television providers.

    Nevertheless, Charter continues to experience strong growth in digital subscribers, leading to continued support for the company's credit quality.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Investors continued to focus primarily on corporate accounting concerns. While this spate of disquieting news continued to disrupt markets, it could in the future be a reason for investors to be more confident about corporate America.

    Corporate governance should improve as company management, accounting firms and regulators redouble their efforts to ensure clarity, transparency and integrity of financial statements. Also, throughout the fiscal year, the economy showed signs of recovery. Typically when the economy turns upward, high yield companies benefit as economic growth helps ease the pressure on highly leveraged companies.

    An improvement in corporate oversight by boards of directors combined with a rebound in the economy could spark renewed interest in the high yield market. With yields at attractive levels--far above those in the investment-grade corporate market--we continue to believe that high yield bonds remain an attractive option for investors looking for high income with some potential appreciation.

PORTFOLIO MANAGEMENT TEAM

Carolyn L. Gibbs (Lead Manager)
Peter Ehret (Lead Manager)
Robert G. Alley
Jan H. Friedli
Craig A. Smith

          See important fund and index disclosures inside front cover.

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

CLASS A SHARES
 Inception (7/11/78)          7.03%
  10 Years                    0.70
   5 Years                   -9.36
   1 Year                   -19.24

CLASS B SHARES
 Inception (9/1/93)          -1.23%
   5 Years                   -9.39
   1 Year                   -19.53

CLASS C SHARES
 Inception (8/4/97)          -9.21%
   1 Year                   -16.54

In addition to the returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/02, the most recent calendar quarter-end, which were as follows: Class A shares, one year, -15.88%; five years, -8.18%; ten years, 1.30%; inception (7/11/78), 7.23%. Class B shares, one year, -16.22%; five years, -8.21%; inception (9/1/93), -0.79%. Class C shares, one year, -13.11%;
inception (8/4/97), -8.60%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/92-7/31/02


                       AIM
                       HIGH YIELD        LEHMAN         LIPPER
                       FUND, CLASS A     HIGH YIELD     HIGH YIELD BOND
                       SHARES            INDEX          FUND INDEX
                            $9525         $10000         $10000
10/31/92                     9595          10090          10046
1/31/92                     10192          10634          10638
4/30/92                     10660          11056          11142
7/31/93                     11189          11533          11698
10/31/93                    11502          11896          12096
1/31/94                     12084          12364          12704
4/30/94                     11594          11785          12082
7/31/94                     11516          11927          12072
10/31/94                    11661          12041          12092
1/31/95                     11666          12138          12043
4/30/95                     12462          13012          12833
7/31/95                     12971          13631          13449
10/31/95                    13245          13927          13734
1/31/96                     13709          14522          14285
4/30/96                     13988          14555          14485
7/31/96                     14213          14833          14672
10/31/96                    14978          15473          15370
1/31/97                     15758          16036          15985
4/30/97                     15616          16225          16036
7/31/97                     16683          17276          17189
10/31/97                    17203          17594          17576
1/31/98                     17828          18240          18259
4/30/98                     18215          18592          18758
7/31/98                     18165          18830          18898
10/31/98                    15946          17504          16959
1/31/99                     16815          18521          18223
4/30/99                     17380          18947          18946
7/31/99                     17051          18726          18596
10/31/99                    16407          18263          18211
1/31/00                     16887          18605          18663
4/30/00                     16050          18277          18388
7/31/00                     15775          18599          18429
10/31/00                    13896          17968          17629
1/31/01                     13959          18908          18057
4/30/01                     13013          18475          17284
7/31/01                     12625          18549          17056
10/31/01                    12108          17939          16287
1/31/02                     12479          18646          16800
4/30/02                     12271          19128          17005
7/31/02                     10720          16850          15366

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================


================================================================================

CALENDAR YEAR TOTAL RETURNS (%)

                                                         CLASS A SHARES
                                                         EXCLUDING SALES CHARGES

 1992     1993     1994    1995    1996   1997    1998   1999    2000    2001

18.34    18.40    -1.68   16.86   15.44  12.52   -5.10   2.08  -23.81   -3.59

================================================================================

The line chart above compares the performance of AIM High Yield Fund to its benchmark indexes. It is intended to give you a general idea of how your fund performed compared to these indexes over the period 7/31/92-7/31/02.

    It is important to understand the difference between your fund and an index. A market index such as the Lehman High Yield Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment return.

    An index of funds such as the Lipper High Yield Bond Fund Index includes a number of mutual funds grouped by investment objective. Each of these funds interprets that objective differently, and each employs a different management style and investment strategy.

    Unless otherwise noted, the fund's total return includes sales charges, expenses and management fees. Results for B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charge.

    Performance of the fund's Class A, B and C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart does not reflect taxes a shareholder would pay on redemption of fund shares. Index performance does not reflect the effects of taxes either.

                                                                     APPENDIX IV

                                  [REGISTRANT]

                      MASTER INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT is made this   day of           , 200 , by and between
[Registrant], a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

     WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

     WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

     WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

     NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

     1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

     2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

        (a) supervise all aspects of the operations of the Funds;

        (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

        (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

        (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

        (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

     3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each
Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

     As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

     4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

     5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

     6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

     7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

        (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

        (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

        (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

        (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

        (e) any other applicable provisions of state, federal or foreign law.

     8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

        (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

        (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

        (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

        (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

        (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

     9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

     10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

     12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

     13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect
until           , 200 , and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

        (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

        (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
     Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

     14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act.

     15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

     16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

     17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

     18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

     20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                          [REGISTRANT]
                                          (a Delaware statutory trust)
Attest:

-----------------------------------------       By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

Attest:
                                                A I M ADVISORS, INC.

-----------------------------------------
                                                By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

                                   APPENDIX A
                           FUNDS AND EFFECTIVE DATES

NAME OF FUND                                                  EFFECTIVE DATE OF ADVISORY AGREEMENT
------------                                                  ------------------------------------
[To Be Added]                                                 [To Be Added]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

     The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

     [To Be Added -- Please see Exhibit L for the annual rates applicable to your Fund]

                                                                      APPENDIX V

                             [NAME OF INVESCO FUND]

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of August 13, 2003, by and between [name of current INVESCO Fund], a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and [name of new Delaware statutory trust], a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

     The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

     The Board of Directors of the Company has designated one or more classes of common stock that represent interests in each Current Fund. Each of these classes is listed on Schedule B to this Agreement and is referred to in this Agreement as a "Current Fund Class."

     The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

     Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

     Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

     The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

     NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.  DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

     1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

     1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

     1.3  "Code" shall mean the Internal Revenue Code of 1986, as amended.

     1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

     1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

     1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

     1.7  "Effective Time" shall have the meaning set forth in Section 3.1.

     1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

     1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

     1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

     1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

     1.12 "Registration Statement" shall have the meaning set forth in Section 5.4.

     1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

     1.14  "SEC" shall mean the Securities and Exchange Commission.

     1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

     1.16  "Shareholders Meeting" shall have the meaning set forth in Section
5.1.

     1.17  "Transfer Agent" shall have the meaning set forth in Section 2.2.

     1.18  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2.  PLAN OF REORGANIZATION

     2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

        (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

        (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

     2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

     2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

     2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

     2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

     2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3.  CLOSING

     3.1 The Closing shall occur at the principal office of the Company on [date], 2003, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

     3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

        (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

        (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

        (c) Each Current Fund is a duly established and designated series of the Company;

        (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

        (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

        (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

        (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

        (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

        (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

        (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

        (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

        (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

        (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

        (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

     4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

        (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

        (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

        (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

        (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

        (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

        (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

        (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

        (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

        (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act;

        (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

        (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

     4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

        (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

        (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

        (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

        (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

        (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5.  COVENANTS

     5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

     5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of the Trust's independent accountants, and to vote on the matters referred to in Section 5.3.

     5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, if applicable, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt plans of distribution pursuant to Rule 12b-l of the 1940 Act, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

     5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization, (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and (iii) if applicable, under which the Trust will succeed to the Registration Statement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6.  CONDITIONS PRECEDENT

     The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

        6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

        6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

        6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

           (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

           (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

           (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

           (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

           (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

           (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

        6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

     At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7.  EXPENSES

     Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8.  ENTIRE AGREEMENT

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10.  TERMINATION

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

        10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

        10.2  By the parties' mutual agreement.

     Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11.  MISCELLANEOUS

     11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                       [NAME OF MARYLAND CORPORATION],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------
Attest:                                       [NAME OF DELAWARE STATUTORY TRUST],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------

                                   SCHEDULE A

SERIES OF                                                      CORRESPONDING SERIES OF
[MARYLAND CORPORATION]                                        [DELAWARE STATUTORY TRUST]
(EACH A "CURRENT FUND")                                          (EACH A "NEW FUND")
-----------------------                                       --------------------------
[To Be Added]...............................................        [To Be Added]

                                   SCHEDULE B

                                                              CORRESPONDING CLASSES OF
CLASSES OF EACH CURRENT FUND                                       EACH NEW FUND
----------------------------                                  ------------------------
[To Be Added]...............................................       [To Be Added]

                                   SCHEDULE C

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity II Fund into AIM Premier Equity Fund

(INVESCO LOGO)

                            INVESCO BOND FUNDS, INC.

                          INVESCO SELECT INCOME FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds (including your Fund) and the AIM Funds.

     AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Directors approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of this new investment advisory agreement. If approved, this new agreement will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. Your Board has approved redomesticating your Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     Finally, the independent directors of your Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Raymond R. Cunningham

                                          Raymond R. Cunningham
                                          President

                            INVESCO BOND FUNDS, INC.

                          INVESCO SELECT INCOME FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

     To the Shareholders of INVESCO Select Income Fund and the Shareholders of INVESCO Bond Funds, Inc. ("Company"):

     We cordially invite you to attend our Special Meeting of Shareholders to:

     1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of Company, will be transferred to AIM Income Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

     3. Approve a new investment advisory agreement with A I M Advisors, Inc. for your Fund.

     4. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     5. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- Glen A. Payne

                                          Glen A. Payne
                                          Secretary

August 25, 2003

           INVESCO BOND FUNDS, INC.                           AIM INCOME FUND,
                                                               A PORTFOLIO OF
         INVESCO SELECT INCOME FUND,                  AIM INVESTMENT SECURITIES FUNDS
                A PORTFOLIO OF                          11 GREENWAY PLAZA, SUITE 100
           INVESCO BOND FUNDS, INC.                      HOUSTON, TEXAS 77046-1173
           4350 SOUTH MONACO STREET                            (800) 347-4246
            DENVER, COLORADO 80237
                (800) 525-8085

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of INVESCO Select Income Fund (your Fund) and INVESCO Bond Funds, Inc. ("Company"). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund and shareholders of Company to vote on four proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of Company, with AIM Income Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Directors of Company (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

     Company and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Company and Buying Fund is a series of Buyer. INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to your Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund in that both seek a high level of current income, although your Fund also seeks capital appreciation. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated December 31, 2002, as supplemented June 30, 2003 and August 14, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated December 31, 2002, as supplemented June 12, 2003 and August 14, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 21, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 21, 2003, as supplemented July 28, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Company and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining three Proposals to be voted on are: the election of 16 directors to the Board of Directors of Company; the approval of a new advisory agreement with AIM for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM. Finally, the Board has approved the Plan as being advisable.

     All four Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Company has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    4
  Comparison of Performance.................................    4
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    5
  Comparison of Sales Charges...............................    5
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    6
  The Board's Recommendation on Proposal 1..................    6
RISK FACTORS................................................    7
  Risks Associated with Buying Fund.........................    7
  Comparison of Risks of Buying Fund and Your Fund..........    7
INFORMATION ABOUT BUYING FUND...............................    8
  Description of Buying Fund Shares.........................    8
  Management's Discussion of Fund Performance...............    8
  Financial Highlights......................................    8
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................    8
  Terms of the Reorganization...............................    8
  The Reorganization........................................    8
  Board Considerations......................................    9
  Other Terms...............................................   10
  Federal Income Tax Consequences...........................   11
  Accounting Treatment......................................   12
RIGHTS OF SHAREHOLDERS......................................   12
  General...................................................   12
  Liability of Shareholders.................................   13
  Election of Directors/Trustees; Terms.....................   13
  Removal of Directors/Trustees.............................   13
  Meetings of Shareholders..................................   13
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   14
  Dissolution and Termination...............................   14
  Voting Rights of Shareholders.............................   14
  Dissenters' Rights........................................   15
  Amendments to Organization Documents......................   15
CAPITALIZATION..............................................   16
INTERESTS OF CERTAIN PERSONS................................   17
LEGAL MATTERS...............................................   17
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   17
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   17
PROPOSAL 2 -- ELECTION OF DIRECTORS.........................   18
  Background................................................   18
  Structure of the Board of Directors.......................   18
  Nominees for Directors....................................   18
  The Board's Recommendation on Proposal 2..................   22
  Current Committees of the Board...........................   22
  Board and Committee Meeting Attendance....................   22

                                                              PAGE
                                                              ----
  Future Committee Structure................................   24
  Director's Compensation...................................   25
  Current Retirement Plan For Directors.....................   25
  Current Deferred Compensation Plan........................   26
  New Retirement Plan For Directors.........................   27
  New Deferred Compensation Agreements......................   27
  Officers of Company.......................................   27
  Security Ownership of Management..........................   27
  Director Ownership of Your Fund's Shares..................   27
PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   28
  Background................................................   28
  Your Fund's Current Investment Advisor....................   28
  The Proposed New Investment Advisor for Your Fund.........   29
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   29
  Terms of the Current Advisory Agreement...................   29
  Additional Services Provided by INVESCO and its
     Affiliates.............................................   30
  Advisory Fees Charged by AIM for Similar Funds it
     Manages................................................   30
  Terms of the Proposed Advisory Agreement..................   30
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   35
  The Board's Recommendation on Proposal 3..................   37
PROPOSAL 4 -- APPROVAL OF THE PLAN TO REDOMESTICATE COMPANY
  AS A DELAWARE STATUTORY TRUST.............................   37
  Background................................................   37
  Reasons for the Proposed Redomestication..................   37
  What the Proposed Redomestication Will Involve............   38
  The Federal Income Tax Consequences of the
     Redomestication........................................   39
  Appraisal Rights..........................................   40
  The Trust Compared to Company.............................   40
  The Board's Recommendation on Proposal 4..................   41
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   41
  Proxy Statement/Prospectus................................   41
  Time and Place of Special Meeting.........................   41
  Voting in Person..........................................   41
  Voting by Proxy...........................................   41
  Voting by Telephone or the Internet.......................   42
  Quorum Requirement and Adjournment........................   42
  Vote Necessary to Approve Each Proposal...................   42
  Proxy Solicitation........................................   43
  Other Matters.............................................   43
  Shareholder Proposals.....................................   43
  Ownership of Shares.......................................   43
INDEPENDENT PUBLIC ACCOUNTANTS..............................   44
  Fees Paid to the Auditor Related to Company...............   44
  Fees Paid to the Auditor Not Related to Company...........   44

EXHIBIT A.....Classes of Shares of Your Fund and Corresponding Classes of Shares
of Buying Fund
EXHIBIT B.................Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C...............................Comparison Fee Table and Expense Example
EXHIBIT D............................................Director Compensation Table
EXHIBIT E....................................................Officers of Company
EXHIBIT F.......................................Security Ownership of Management
EXHIBIT G......................................Director Ownership of Fund Shares
EXHIBIT H......Principal Executive Officer and Directors of A I M Advisors, Inc.

EXHIBIT I..............................Compensation to INVESCO Funds Group, Inc.
EXHIBIT J...Fees Paid to INVESCO Funds Group, Inc. and Affiliates in Most Recent Fiscal Year
EXHIBIT K.............................Advisory Fee Schedules for Other AIM Funds
EXHIBIT L..........................Proposed Compensation to A I M Advisors, Inc.
EXHIBIT M...........Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT N.......................................Ownership of Shares of Your Fund
EXHIBIT O.....................................Ownership of Shares of Buying Fund
APPENDIX I.....Agreement and Plan of Reorganization for Your Fund (to Effect the
Reorganization)
APPENDIX II............................................Prospectus of Buying Fund
APPENDIX III............................Discussion of Performance of Buying Fund
APPENDIX IV......Form of Investment Advisory Agreement with A I M Advisors, Inc.
APPENDIX V.....Agreement and Plan of Reorganization for Your Fund (to Effect the
Redomestication)

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(K) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 46 portfolios advised by INVESCO and Buying Fund is one of 86 portfolios advised by AIM. Proposals 1 through 4 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. Proposal 3 relates to this component of AMVESCAP's integration initiative.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts. Proposal 4 relates to this component of AMVESCAP's integration initiative.

     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Funds and the directors/trustees of the AIM Funds who are not "interested persons" (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of directors of your Fund.

     You are being asked to approve Proposals 2 through 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether a particular Proposal other than Proposal 1, if approved, should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on each remaining Proposal. For information about the Special Meeting and voting on Proposals 1 through 4, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 through 4, see "Information About the Special Meeting and
Voting -- Vote Necessary to Approve Each Proposal."

                    PROPOSAL 1 -- APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent directors, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Company, a Maryland corporation. Buying Fund is a series of Buyer, a Delaware statutory trust.

     If shareholders approve the Agreement by the Combined Shareholder Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal") and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Company and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives in that both Buying Fund and your Fund seek a high level of current income, although your Fund also seeks capital appreciation. Your Fund and Buying Fund also invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objectives or goals of your Fund are classified as fundamental, which means that the Board cannot change them without shareholder approval. The investment objective of Buying Fund is not classified as fundamental, which means that the Board of Trustees of Buyer can change it without shareholder approval. Having the ability to change the investment objective without shareholder approval allows the Board of Trustees to respond more quickly and efficiently to changing market conditions and to save Buying Fund and its shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

         INVESCO SELECT INCOME FUND                              AIM INCOME FUND
                (YOUR FUND)                                       (BUYING FUND)
--------------------------------------------       --------------------------------------------
                                     Investment Objective
- high level of current income and capital         - high level of current income consistent
  appreciation                                       with reasonable concern for safety of
                                                     principal
                                     Investment Strategies
- invests at least 80% of its net assets in        - invests primarily in fixed-rate corporate
  bonds, other debt securities, and                  debt and U.S. and non-U.S. Government
  preferred stocks                                   obligations; may also invest in preferred
                                                     stock issues and convertible corporate
                                                     debt
- may invest up to 25% of its assets in            - may invest up to 40% of its total assets
  foreign debt securities; securities of             in foreign securities
  Canadian issuers and American Depositary
  Receipts are not subject to this 25%
  limitation
- invests in foreign bank obligations, but
  limited to U.S. dollar denominated
  obligations of foreign banks
- normally, at least 50% of its assets are         - no corresponding strategy
  invested in investment grade securities at
  the time of purchase

         INVESCO SELECT INCOME FUND                              AIM INCOME FUND
                (YOUR FUND)                                       (BUYING FUND)
--------------------------------------------       --------------------------------------------
- up to 50% of its assets may consist of           - may invest up to 35% of its net assets in
  corporate bonds or preferred stocks rated          junk bonds and unrated debt securities
  below investment grade ("junk bonds");             deemed by the portfolio managers to be of
  investments in unrated securities may not          comparable quality
  exceed 25% of its assets
- may invest in companies that have similar        - no corresponding strategy
  lines of business (for example, financial
  services, health, or technology) and are
  grouped together in broad categories
  called sectors
- no corresponding strategy                        - Buying Fund focuses on securities the
                                                     portfolio managers believe have favorable
                                                     prospects for current income, consistent
                                                     with their concerns for safety of
                                                     principal

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                   SERVICE PROVIDERS
                       -------------------------------------------------------------------------
                           INVESCO SELECT INCOME FUND                  AIM INCOME FUND
SERVICE                            (YOUR FUND)                          (BUYING FUND)
-------                -----------------------------------   -----------------------------------
Investment Advisor...  INVESCO Funds Group, Inc.*            A I M Advisors, Inc.
                       4350 South Monaco Street              11 Greenway Plaza, Suite 100
                       Denver, Colorado 80237                Houston, Texas 77046-1173
Distributor..........  A I M Distributors, Inc.**            A I M Distributors, Inc.
                       11 Greenway Plaza, Suite 100          11 Greenway Plaza, Suite 100
                       Houston, Texas 77046-1173             Houston, Texas 77046-1173
Administrator........  INVESCO Funds Group, Inc.***          A I M Advisors, Inc.
                       4350 South Monaco Street              11 Greenway Plaza, Suite 100
                       Denver, Colorado 80237                Houston, Texas 77046-1173
Custodian............  State Street Bank and Trust Company   State Street Bank and Trust Company
Transfer Agent and
  Dividend Disbursing
  Agent..............  INVESCO Funds Group, Inc.****         A I M Fund Services, Inc.
Independent Auditors   PricewaterhouseCoopers LLP            Ernst & Young LLP

---------------

* If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

*** If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for your Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for your Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Investor Class shares of your Fund and Class A shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this

Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of August 31, 2002, and Buying Fund, as of July 31, 2002, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of July 31, 2002 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Class R shares of Buying Fund are available to investors. This class is not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

          CLASS A                      CLASS B                      CLASS C
---------------------------  ---------------------------  ---------------------------
- subject to an initial      - not subject to an initial  - not subject to an initial
  sales charge*                sales charge                 sales charge
- may be subject to a CDSC   - subject to a CDSC on       - subject to a CDSC on
  on redemptions made          certain redemptions made     certain redemptions made
  within 18 months from the    within 6 years from the      within 12 months from the
  date of certain large        date of purchase             date of purchase***
  purchases**

          CLASS R                      CLASS K
    (BUYING FUND ONLY)            (YOUR FUND ONLY)              INVESTOR CLASS
---------------------------  ---------------------------  ---------------------------
- not subject to an initial  - not subject to an initial  - not subject to an initial
  sales charge                 sales charge                 sales charge
- may be subject to a CDSC   - may be subject to a CDSC   - not subject to a CDSC
  on redemptions made          on redemptions made
  within 12 months from the    within 12 months from the
  date of certain purchases    date of certain purchases

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of your Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of your Fund are subject to a CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of your Fund is computed based on their original purchase price. This method of computation changes to conform to Buying Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R). It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     There is a risk that you could lose all or a portion of your investment in Buying Fund and that the income you may receive from your investment may vary. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

     The prices of foreign securities may be further affected by other factors, including:

          Currency exchange rates -- The dollar value of Buying Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

          Political and economic conditions -- The value of Buying Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

          Regulations -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

          Markets -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     Compared to higher-quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Buying Fund may invest up to 35% of its net assets in junk bonds and unrated debt securities deemed by the portfolio managers to be of comparable quality. Your Fund may invest up to 50% of the its assets in junk bonds, although unrated securities may not exceed 25% of the Fund's assets. Your Fund's potentially greater exposure to junk bonds may make it less susceptible to interest rate risks, but more susceptible to credit risks than Buying Fund.

     Both Buying Fund and your Fund invest in foreign securities. Buying Fund may only invest up to 40% of its total assets in foreign securities. Your Fund may only invest up to 25% of its total assets in foreign debt securities. As a result, Buying Fund has a greater exposure to foreign market risks.

     Your Fund may also focus its investments in one or more sectors, resulting in the risk that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of your Fund's portfolio holdings to a particular economic sector, as compared to Buying Fund, your Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended July 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on November 3, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 31, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Company will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     In addition to the Special Meeting to vote on the Reorganization, the Board has called special meetings for the shareholders of each of Company's three other series portfolios to approve for each such series portfolio an agreement and plan of reorganization that is similar to the Agreement, under which all of the assets of each such series portfolio will be sold to a series portfolio of Buyer, resulting in the combination of the two series portfolios. If the Reorganization and all three other reorganizations are approved by shareholders by the 1940 Act Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal"), the resulting transactions will constitute a sale of all of Company's assets and, under applicable Maryland law and Company's Charter, the Reorganization and all three other reorganizations will require approval by shareholders by the Maryland Law Vote in addition to the 1940 Act Vote.

     If the Agreement and all three other reorganizations are approved by shareholders by the Combined Shareholder Vote, the Reorganization and all three other reorganizations will be consummated and Company and Buyer will cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland to transfer all of the assets of Company as soon as reasonably practicable after the Closing. Following the filing of Articles of Transfer, Company will file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Company as a Maryland corporation and an application for deregistration on Form N-8F under the 1940 Act with the Securities and Exchange Commission to deregister Company as an investment company.

     The Reorganization will also be consummated if shareholders approve the Agreement by the 1940 Act Vote and the Maryland Law Vote is ultimately not required because one or more of the three other reorganizations are not approved by the 1940 Act Vote. If shareholders approve the Agreement and all three other reorganizations by the 1940 Act Vote, but not by the Maryland Law Vote, the Board will determine whether to consummate the Reorganization and/or one or more of the other three reorganizations; provided, however, that in no event may the Reorganization and all three other reorganizations be consummated.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of your Fund from shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at a telephone meeting of the Board held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board held on May 13-15, 2003. A special task force of the Board met to consider the Reorganization on June 3, 2003. The Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 9, 2003.

     Over the course of the three Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund, particularly for the past year.

     - Management's representation that AIM's fixed income department could provide more depth and resources than INVESCO's fixed income department.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the three Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Trustees of Buyer consider the Reorganization at an in-person meeting of the Board of Trustees held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board of Trustees of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Trustees held on June 10-11, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Company and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Company and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders shall have approved the Agreement by the Combined Shareholder Vote; and

     - Company and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors of Company and the Board of Trustees of Buyer may waive without shareholder approval any default by Company or Buyer or any failure by Company or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund and Company do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Company nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Company and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Company and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Company or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Company is a Maryland corporation. Buyer is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of Buyer.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Buyer, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Buyer have elected a majority of the trustees of Buyer. Such trustees serve for the life of Buyer, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the holders of a majority of the outstanding shares of Company.

     A trustee of Buyer may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Buyer.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Buyer is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Buyer provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Buyer. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Buyer are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Buyer, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Buyer or any series or class of shares of beneficial interest in Buyer may be terminated by: (1) a majority shareholder vote of Buyer or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Buyer or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Buyer or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Buyer or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Buyer or one of its investment portfolios; (v) merger or consolidation of Buyer or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the

Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Company may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Buyer may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Buyer, without approval of the majority of the shares of Buyer. The trustees shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                  AIM GLOBAL    AIM STRATEGIC                   PRO FORMA
                       YOUR FUND    YOUR FUND    INCOME FUND     INCOME FUND    BUYING FUND    BUYING FUND
                        CLASS A      CLASS K       CLASS A         CLASS A        CLASS A        CLASS A
                         SHARES     SHARES(1)     SHARES(2)       SHARES(2)        SHARES         SHARES
                       ----------   ----------   ------------   -------------   ------------   ------------
Net Assets...........  $6,636,927   $4,944,051   $109,535,794    $72,466,937    $285,431,777   $479,015,486
Shares Outstanding...   1,251,504      933,183     12,597,830      9,274,640      43,847,464     73,569,265
Net Asset Value Per
  Share..............  $     5.30   $     5.30   $       8.69    $      7.81    $       6.51   $       6.51

                                          AIM GLOBAL    AIM STRATEGIC                   PRO FORMA
                              YOUR FUND   INCOME FUND    INCOME FUND    BUYING FUND    BUYING FUND
                               CLASS B      CLASS B        CLASS B        CLASS B        CLASS B
                               SHARES      SHARES(2)      SHARES(2)        SHARES         SHARES
                              ---------   -----------   -------------   ------------   ------------
Net Assets..................  $377,319    $29,340,060    $23,556,755    $215,991,380   $269,265,514
Shares Outstanding..........    71,215      3,374,525      3,006,091      33,131,053     41,301,270
Net Asset Value Per Share...  $   5.30    $      8.69    $      7.84    $       6.52   $       6.52

                                             AIM GLOBAL    AIM STRATEGIC                  PRO FORMA
                                YOUR FUND    INCOME FUND    INCOME FUND    BUYING FUND   BUYING FUND
                                 CLASS C       CLASS C        CLASS C        CLASS C       CLASS C
                                  SHARES      SHARES(2)      SHARES(2)       SHARES        SHARES
                                ----------   -----------   -------------   -----------   -----------
Net Assets....................  $1,742,395   $3,807,175     $2,417,839     $36,386,461   $44,353,870
Shares Outstanding............     328,624      438,132        308,873       5,594,633     6,820,410
Net Asset Value Per Share.....  $     5.30   $     8.69     $     7.83     $      6.50   $      6.50

                                                                             PRO FORMA
                                                              BUYING FUND   BUYING FUND
                                                                CLASS R       CLASS R
                                                                SHARES        SHARES
                                                              -----------   -----------
Net Assets..................................................   $350,838      $350,838
Shares Outstanding..........................................     53,946        53,946
Net Asset Value Per Share...................................   $   6.50      $   6.50

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      INVESTOR CLASS   INVESTOR CLASS   INVESTOR CLASS
                                                          SHARES         SHARES(3)          SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $273,557,808            0         $273,557,808
Shares Outstanding..................................     51,604,996            0           42,013,284
Net Asset Value Per Share...........................   $       5.30        $6.51         $       6.51

---------------

(1) Shareholders of Class K shares of your Fund are receiving Class A shares of Buying Fund in the Reorganization.

(2) On June 23, 2003, AIM Global Income Fund and AIM Strategic Income Fund were reorganized into Buying Fund. The pro forma capitalization of each class of shares of Buying Fund in the table above has been adjusted to reflect these reorganizations.

(3) As of March 31, 2003, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization. Investor Class shares of Buying Fund will commence operations at the net asset value per share of Buying Fund's Class A shares. Therefore, the Net Asset Value Per Share shown for Investor Class shares of Buying Fund in the table above is that of Buying Fund's Class A shares.

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated, AIM, as the investment advisor of Buying Fund, will gain approximately $287 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which AIM will receive advisory fees. Exhibit C sets forth AIM's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Fund Performance" for more information about the performance of your Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Share Price" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund;
(v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the purchase, redemption and repurchase of shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Company and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Company's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-2674. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-5686. Such Buying Fund Prospectus is incorporated herein by reference.

     Company and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Company and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this

Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Company and Buyer and other registrants that file electronically with the SEC.

                      PROPOSAL 2 -- ELECTION OF DIRECTORS

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Funds and the independent directors/trustees of the AIM Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board currently consists of the following 11 persons: Bob R. Baker, Sueann Ambron, Victor L. Andrews, Lawrence H. Budner, James T. Bunch, Raymond R. Cunningham, Richard W. Healey, Gerald L. Lewis, John W. McIntyre, Larry Soll, Ph.D. and Mark H. Williamson. Eight of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of the 1940 Act. Three of the current directors are "interested persons" because of their business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP. Six of the current directors have declined to stand for re-election as directors of Company. Therefore, their terms as directors of Company will end upon the election and qualification of their successor directors at the Special Meeting.

NOMINEES FOR DIRECTORS

     Company's nominating committee (which consists solely of independent directors) has approved the nomination of five of the 11 current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the nominating committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current director serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each nominee who is a current director oversees 46 portfolios which comprise the INVESCO Funds. The business address of each nominee who is a current director is 4350 South Monaco Street, Denver, Colorado 80237.

     Each new nominee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each new nominee currently oversees 86 portfolios which comprise the AIM Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS

                              DIRECTOR       PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH         SINCE           DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------        --------   -------------------------------   -------------------------------
Bob R. Baker -- 1936........    1983     Consultant (2000-present);        None
                                         formerly, President and Chief
                                         Executive Officer (1988-2000)
                                         of AMC Cancer Research Center,
                                         Denver, Colorado; until mid-
                                         December 1988, Vice Chairman of
                                         the Board of First Columbia
                                         Financial Corporation,
                                         Englewood, Colorado; formerly,
                                         Chairman of the Board and Chief
                                         Executive Officer of First
                                         Columbia Financial Corporation.
James T. Bunch -- 1942......    2000     Co-President and Founder of       None
                                         Green, Manning & Bunch Ltd.,
                                         Denver, Colorado (1988-present)
                                         (investment banking firm);
                                         Director and Vice President of
                                         Western Golf Association and
                                         Evans Scholars Foundation;
                                         Executive Committee, United
                                         States Golf Association;
                                         formerly, General Counsel and
                                         Director of Boettcher & Co.,
                                         Denver, Colorado; and formerly,
                                         Chairman and Managing Partner,
                                         law firm of Davis, Graham &
                                         Stubbs, Denver, Colorado.
Gerald J. Lewis -- 1933.....    2000     Chairman of Lawsuit Resolution    General Chemical Group, Inc.,
                                         Services, San Diego, California   Hampdon, New Hampshire
                                         (1987-present); formerly,         (1996-present), Wheelabrator
                                         Associate Justice of the          Technologies, Inc. (waste
                                         California Court of Appeals;      management company), Fisher
                                         and Of Counsel, law firm of       Scientific, Inc. (laboratory
                                         Latham & Watkins, San Diego,      supplies), Henley
                                         California (1987-1997).           Manufacturing, Inc., and
                                                                           California Coastal Properties,
                                                                           Inc.

                              DIRECTOR       PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH         SINCE           DURING PAST 5 YEARS           OTHER DIRECTORSHIP(S) HELD
----------------------        --------   -------------------------------   -------------------------------
Larry Soll, Ph.D. -- 1942...    1997     Retired; formerly, Chairman of    Synergen Inc. (since
                                         the Board (1987-1994), Chief      incorporation in 1982) and Isis
                                         Executive Officer (1982-1989      Pharmaceuticals, Inc.
                                         and 1993-1994) and President
                                         (1982-1989) of Synergen Inc.
                                         (biotechnology company); and
                                         formerly, trustee of INVESCO
                                         Global Health Sciences Fund.
     NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON
Mark H.
  Williamson(1) -- 1951.....    1998     Director, President and Chief     Director/trustee of each of the
                                         Executive Officer, A I M          17 AIM Funds
                                         Management Group Inc.;
                                         Director, Chairman and
                                         President, A I M Advisors, Inc.
                                         (registered investment
                                         advisor); Director, A I M
                                         Distributors, Inc. (registered
                                         broker dealer); and Chief
                                         Executive Officer of the AIM
                                         Division of AMVESCAP PLC (2003-
                                         present); formerly, Chief
                                         Executive Officer, Managed
                                         Products Division, AMVESCAP PLC
                                         (2001-2002); Chairman of the
                                         Board (1998-2002), President
                                         (1998-2002) and Chief Executive
                                         Officer (1998-2002) of INVESCO
                                         Funds Group, Inc. (registered
                                         investment advisor) and INVESCO
                                         Distributors, Inc. (registered
                                         broker dealer); Chief Operating
                                         Officer and Chairman of the
                                         Board of INVESCO Global Health
                                         Sciences Fund; Chairman and
                                         Chief Executive Officer of
                                         NationsBanc Advisors, Inc.; and
                                         Chairman of NationsBanc
                                         Investments, Inc.

---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS

                                          PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                      DURING PAST 5 YEARS         OTHER DIRECTORSHIP(S) HELD
----------------------                 -----------------------------   -----------------------------
Frank S. Bayley -- 1939..............  Of Counsel, law firm of Baker   Badgley Funds, Inc.
                                       & McKenzie                      (registered investment
                                                                       company)
Bruce L. Crockett -- 1944............  Chairman, Crockett Technology   ACE Limited (insurance
                                       Associates (technology          company); Captaris, Inc.
                                       consulting company) and         (unified messaging provider)
                                       Captaris, Inc. (unified
                                       messaging provider)
Albert R. Dowden -- 1941.............  Director of a number of         Cortland Trust, Inc.
                                       public and private business     (Chairman) (registered
                                       corporations, including the     investment company); Annuity
                                       Boss Group, Ltd. (private       and Life Re (Holdings), Ltd.
                                       investment and management)      (insurance company)
                                       and Magellan Insurance
                                       Company; formerly, President,
                                       Chief Executive Officer and
                                       Director, Volvo Group North
                                       America, Inc.; Senior Vice
                                       President, AB Volvo and
                                       director of various
                                       affiliated Volvo Group
                                       companies
Edward K. Dunn, Jr. -- 1935..........  Formerly, Chairman,             None
                                       Mercantile Mortgage Corp.;
                                       President and Chief Operating
                                       Officer, Mercantile-Safe
                                       Deposit & Trust Co.; and
                                       President, Mercantile
                                       Bankshares Corp.
Jack M. Fields -- 1952...............  Chief Executive Officer,        Administaff
                                       Twenty First Century Group,
                                       Inc. (government affairs
                                       company) and Texana Timber LP
Carl Frischling -- 1937..............  Partner, law firm of Kramer     Cortland Trust, Inc.
                                       Levin Naftalis & Frankel LLP    (registered investment
                                                                       company)
Prema Mathai-Davis -- 1950...........  Formerly, Chief Executive       None
                                       Officer, YWCA of the USA
Lewis F. Pennock -- 1942.............  Partner, law firm of Pennock    None
                                       & Cooper
Ruth H. Quigley -- 1935..............  Retired                         None
Louis S. Sklar -- 1939...............  Executive Vice President,       None
                                       Development and Operations,
                                       Hines Interests Limited
                                       Partnership (real estate
                                       development company)

  NEW NOMINEE WHO WILL BE AN INTERESTED PERSON

                                          PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                      DURING PAST 5 YEARS         OTHER DIRECTORSHIP(S) HELD
----------------------                 -----------------------------   -----------------------------
Robert H. Graham(1) -- 1946..........  Director and Chairman, A I M    None
                                       Management Group Inc.
                                       (financial services holding
                                       company); and Director and
                                       Vice Chairman, AMVESCAP PLC
                                       (parent of AIM and a global
                                       investment management firm)
                                       and Chairman, AMVESCAP
                                       PLC -- AIM Division;
                                       formerly, President and Chief
                                       Executive Officer, A I M
                                       Management Group Inc.;
                                       Director, Chairman and
                                       President, A I M Advisors,
                                       Inc. (registered investment
                                       advisor); Director and
                                       Chairman, A I M Capital
                                       Management, Inc. (registered
                                       investment advisor), A I M
                                       Distributors, Inc.
                                       (registered broker dealer),
                                       A I M Fund Services, Inc.
                                       (registered transfer agent),
                                       and Fund Management Company
                                       (registered broker dealer);
                                       and Chief Executive Officer,
                                       AMVESCAP PLC -- Managed
                                       Products

---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

CURRENT COMMITTEES OF THE BOARD

     The Board currently has nine standing committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

  AUDIT COMMITTEE

     Company has an audit committee established for the purpose of overseeing the accounting and financial reporting process of Company and audits of the financial statements of Company. The audit committee is comprised entirely of independent directors. The committee meets quarterly with Company's independent accountants and officers to review accounting principles used by Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The current members of the audit committee are Messrs. Baker, Budner, Lewis and McIntyre.

  EXECUTIVE COMMITTEE

     Company has an executive committee. On occasion, the committee acts upon the current and ordinary business of Company between the meetings of the Board. Except for certain powers which, under applicable law, may only be exercised by the full Board, the committee may exercise all powers and authority of the Board in the management of the business of Company. All decisions are subsequently submitted for ratification by the Board. The current members of the executive committee are Messrs. Baker, Bunch, McIntyre and Williamson.

  INVESTMENTS AND MANAGEMENT LIAISON COMMITTEE

     Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Company, and to review investment, legal and operational matters which have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The current members of the investments and management liaison committee are Messrs. Andrews, Baker, Bunch, Soll and Dr. Ambron.

  BROKERAGE COMMITTEE

     Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by your Fund and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Board. The current members of the brokerage committee are Messrs. Budner, Bunch and McIntyre.

  DERIVATIVES COMMITTEE

     Company has a derivatives committee. The committee meets periodically to review derivatives investments made by your Fund. It monitors the use of derivatives by your Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Board. The committee reports on these matters to the Board. The current members of the derivatives committee are Messrs. Andrews, Lewis and Soll.

  NOMINATING COMMITTEE

     Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the Chairman of the nominating committee. The current members of the nominating committee are Messrs. Baker, Bunch, Lewis and Soll.

  LEGAL COMMITTEE

     Company has a legal committee. The committee meets periodically to review compensation arrangements with counsel to Company and to its independent directors. The committee reports on these matters to the Board. The current members of the legal committee are Messrs. Bunch, Lewis and McIntyre.

  COMPENSATION COMMITTEE

     Company has a compensation committee. The committee meets periodically to review compensation arrangements of Company's independent directors. The committee reports on these matters to the Board. The current members of the compensation committee are Messrs. Andrews, Baker, Budner and Soll.

  VALUATION COMMITTEE

     Company has a valuation committee. The committee meets periodically to review valuation issues regarding investments made by your Fund. The committee reports on these matters to the Board. The current members of the valuation committee are Messrs. Baker, Bunch, Cunningham and McIntyre.

  RETIREMENT PLAN COMMITTEE

     Company has a retirement plan committee. The committee meets periodically to review Company's retirement arrangements for its independent directors. The committee reports on these matters to the Board. The current members of the retirement plan committee are Messrs. Andrews, Baker, Budner, Cunningham and Soll.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended August 31, 2002, the Board met eight times, the audit committee met four times, the investments and management liaison committee met four times, the brokerage committee met four times, the derivatives committee met four times, the nominating committee met two times, the legal committee met three times, the compensation committee met four times, and the executive, valuation and retirement plan committees did not meet. All of the current directors then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

FUTURE COMMITTEE STRUCTURE

     As a result of the combination of the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds, it is expected that the Board will adopt a committee structure that is the same as that which is in effect for the AIM Funds, so that the Board will have four committees: an Audit Committee, a Committee on Directors/Trustees, an Investments Committee and a Valuation Committee. These committees are described below.

  AUDIT COMMITTEE

     The Audit Committee will be comprised entirely of independent directors. The Audit Committee will be responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees will be comprised entirely of independent directors. It will be responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors; (ii) nominating persons who are not interested persons of Company for selection as members of each committee of the Board, including, without limitation, the audit committee, the committee on directors, the investments committee and the valuation committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

  INVESTMENTS COMMITTEE

     The Investments Committee will be responsible for: (i) overseeing the advisor's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The Valuation Committee will be responsible for: (i) periodically reviewing the advisor's procedures for valuing securities ("Procedures"), and making any recommendations to the advisor with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by the advisor from time to time; (iii) periodically reviewing information provided by the advisor regarding industry developments in connection with valuation; (iv) periodically reviewing information from the advisor regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the committee or to the committee and the full Board simultaneously); and (v) if requested by the advisor, assisting the advisor's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

DIRECTOR'S COMPENSATION

     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other INVESCO Funds. Each such director receives a fee, allocated among the INVESCO Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002 is found in Exhibit D.

CURRENT RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds have adopted a Retirement Plan (the "Retirement Plan") and a Deferred Retirement Plan Account Agreement (the "Account Agreement"). Certain of the independent directors of Company participate either in the Retirement Plan or in the Account Agreement. Under the Retirement Plan and the Account Agreement, each participating director who is not an interested person of the INVESCO Funds and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

     Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Retirement Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Retirement Plan receives no benefits from the Account Agreement. The cost of the Retirement Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee administering the Retirement Plan.

     A Participating Qualified Director who has elected to participate in the Account Agreement receives no benefits from the Retirement Plan. Pursuant to the terms of the Account Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate per annum (currently 5.75%), will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the INVESCO Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Account Agreement.

     Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

CURRENT DEFERRED COMPENSATION PLAN

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except INVESCO Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each independent director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the independent director may own either directly or beneficially. Each of the independent directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

NEW RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds intend to adopt a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which will be effective as of the date of the Special Meeting. The New Retirement Plan also will be adopted by the Boards of Directors/Trustees of the AIM Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds. The retirement plan will include a retirement policy as well as retirement benefits for independent directors.

     The retirement policy will permit each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors will be able to extend from time to time the retirement date of a director.

     Annual retirement benefits will be available to each independent director of Company and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such director's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan will not be secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors will cease to accrue benefits under the Retirement Plan and the Account Agreement. Messrs. Baker and Soll will not receive any additional benefits under the Retirement Plan or the Account Agreement, but will be entitled to amounts which have been previously funded under the Retirement Plan or the Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Retirement Plan and the Account Agreement.

NEW DEFERRED COMPENSATION AGREEMENTS

     The Boards of Directors of the INVESCO Funds intend to adopt new deferred compensation agreements which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the AIM Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director will have the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.

     The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors will have the status of unsecured creditors of Company and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

OFFICERS OF COMPANY

     Information regarding the current officers of Company can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by the directors, nominees and current executive officers of Company can be found in Exhibit F.

DIRECTOR OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds and the AIM Funds complex can be found in Exhibit G.

         PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which AIM will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     The Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. The Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with AIM is at Appendix IV.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 3, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided by INVESCO pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with AIM. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, AIM will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with AIM is approved, INVESCO will assign to AIM its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting AIM for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board held on August 12-13, 2003, the Board, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR

     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on February 28, 1997. Your Fund's shareholders last voted on the agreement on January 31, 1997, for the purpose of approving a new investment advisory agreement for your Fund, with the same parties and on terms substantially identical to your Fund's then-existing investment advisory agreement. Such approval was necessary because your Fund's then-existing investment advisory agreement terminated automatically by operation of law upon the consummation on February 28, 1997, of the merger of A I M Management Group Inc. and INVESCO PLC, which at that time was the ultimate parent company of your Fund's investment advisor. The Board, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.

THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A 1AG, United Kingdom. AMVESCAP and its subsidiaries are an independent investment management group. A list of the names, addresses and principal occupations of the principal executive officer and directors of AIM is in Exhibit H.

POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, also is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised, and calculates the net asset value of your Fund, subject to such procedures established by the Board and based upon information provided by your Fund, the custodian of your Fund or other source as designated by the Board. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO also provides, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities.

     Under the terms of the current advisory agreement, INVESCO has no liability to Company, your Fund or to your Fund's shareholders or creditors, for any error of judgment, mistake of law, or for any loss arising out of any investment, nor for any other act or omission, in the performance of its obligations to Company or your Fund unless such act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the current advisory agreement.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund and each other series portfolio of Company, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund and each other series portfolio of Company or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the Board;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.

     The annual rates at which INVESCO receives fees from your Fund under the current advisory agreement, the total net assets of your Fund, the dollar amounts of advisory fees paid to INVESCO by your Fund net of any expense limitations and the reimbursement, if any, made by INVESCO to your Fund for the most recent fiscal year are in Exhibit I.

ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES

     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. INVESCO currently serves as your Fund's transfer agent. Prior to July 1, 2003, INVESCO Distributors, Inc. served as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO. Information concerning fees paid to INVESCO and its affiliates for these services is in Exhibit J.

ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES

     The advisory fee schedules for other funds advised by AIM with similar investment objectives as your Fund are in Exhibit K.

TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising your Funds' assets and investment research and management, subject at all times to the policies and control of the Board. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.

     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual rates at which AIM will receive advisory fees from your Fund under the proposed advisory agreement are in Exhibit L.

     If Proposal 3 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market Fund to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Fund as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.

     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - expand provisions regarding broker-dealer relationships that are set forth in the current advisory agreement to make them consistent with similar provisions in other AIM advisory agreements;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - simplify certain rights applicable to your Fund's right to terminate advisory services or amend the proposed advisory agreement;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same or lower costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there by any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  BROKER-DEALER RELATIONSHIPS AND AFFILIATED BROKERAGE

     The current advisory agreement requires INVESCO, when selecting brokers or dealers, to first obtain the most favorable execution and price for your Fund; after fulfilling this primary requirement INVESCO may consider, as secondary factors whether such firms provide statistical research and other information to INVESCO. The proposed advisory agreement specifies that AIM's primary consideration in effecting a security transaction will be to obtain the best execution. In selecting broker-dealers to execute particular transactions, AIM will consider the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order and the value of the expected contribution of the broker-dealer to the investment performance of Company's portfolio funds on a continuing basis. Accordingly, the price to your Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered by the broker-dealer. The broker-dealer relationship provisions of the current advisory agreement with INVESCO for your Fund do not specify these factors.

     Although AIM does not currently execute trades through brokers or dealers that are affiliated with AIM, the proposed advisory agreement includes a new provision that would permit such trades, subject to compliance with applicable federal securities laws, rules, interpretations and exemptions.

  SECURITIES LENDING

     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Administrative services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  TERMINATION/AMENDMENT RIGHTS

     The current advisory agreement with INVESCO provides that Company can terminate the agreement with INVESCO or amend the terms of the agreement upon receipt of the affirmative vote of a majority of the outstanding securities (as defined in the 1940 Act) of all series portfolios of Company. Under the 1940 Act and the regulations thereunder, as interpreted by the SEC, advisory services provided to your Fund cannot be terminated or amended without the approval by a majority of the outstanding securities of your Fund, unless, in the case of an amendment, the Board may approve the changes. The proposed advisory agreement simplifies the language regarding termination and amendment of the agreement to be consistent with the 1940 Act and the regulations thereunder, as interpreted by the SEC.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor.

  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     As described above under the descriptions of the terms of the current advisory agreement and the proposed advisory agreement, respectively, both agreements provide limitation of liability for the advisor. The limitation of liability provisions of the 1940 Act also apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT

     At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on August 12 - 13, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

     The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:

     - The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposal 3 is approved by shareholders.

     - The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending.

     - Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement.

     - The performance record of your Fund. The Board reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     - Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fees that are being proposed under the proposed advisory agreement are the same as the advisory fees paid to INVESCO under the current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     - The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     - The terms of the proposed advisory agreement. The Board reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.

     After considering the above factors, the Board concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.

     The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve Proposal 3, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     The Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                       PROPOSAL 4 -- APPROVAL OF THE PLAN
             TO REDOMESTICATE COMPANY AS A DELAWARE STATUTORY TRUST

BACKGROUND

     Company currently is organized as a Maryland corporation. AMVESCAP has identified each series portfolio of Company as appropriate to be redomesticated as a new series portfolio of a newly created open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act (the "Trust").

     If Proposal 1 is approved by the shareholders of your Fund, your Fund will be combined with Buying Fund and will not be redomesticated as a new series portfolio of the Trust. You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from redomesticating as a new series portfolio of the Trust.

     The Board has approved the Plan, which provides for a series of transactions to convert your Fund and each other series portfolio of Company (each, a "Current Fund") to a corresponding series (a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix V.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board is soliciting the proxies of the shareholders of Company's other series portfolios to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The Trust, like Company, will operate as an open-end management investment company registered with the SEC under the 1940 Act.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the AIM Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The Trust will be governed primarily by the terms of its Declaration of Trust. In particular, the Trust will have greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, the Trust has been formed as a Delaware statutory trust pursuant to its Declaration of Trust, and each New Fund has been established as a series portfolio of the Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board, notwithstanding the approval of the Plan by the shareholders of any Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of any Current Fund. Company and the Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of any Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of the Trust prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to that described in Proposal 3 and a new investment advisory agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing investment advisory agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 3. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO.

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

     - Assuming that Proposal 3 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 3 and a new administrative services agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing administrative services agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by AIM Distributors.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of each New Fund that will be substantially identical to the corresponding Current Fund's existing distribution plan for that class.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with A I M Fund Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.

     - Elect the directors of Company as the trustees of the Trust to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders, and except as they retire in accordance with the Trust's retirement policy for trustees. The Trust's retirement policy for trustees will replace Company's retirement policy for directors.

     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund.

     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 4, Company currently contemplates that the Redomestication will be consummated on November 4, 2003.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE TRUST COMPARED TO COMPANY

  STRUCTURE OF THE TRUST

     The Trust has been established under the laws of the State of Delaware by the filing of a certificate of trust in the office of the Secretary of State of Delaware. The Trust has established series corresponding to and having identical designations as the series portfolios of Company. The Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The Trust's fiscal year is the same as that of Company. The Trust will not have any operations prior to the Redomestication. Initially, Company will be the sole shareholder of the Trust.

     As a Delaware statutory trust, the Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE TRUST

     Subject to the provisions of the Declaration of Trust, the business of the Trust will be managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the Trust are substantially the same as those of the directors of Company.

     The trustees of the Trust would be those persons elected at this Special Meeting to serve as directors of Company. Information concerning the nominees for election as directors of Company is set forth above under Proposal 2.

  SHARES OF THE TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.01 per share. Shareholders do not have the right to demand or require the Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of Company and of the Declaration of Trust and the Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Company intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit M. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Company at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Company in writing to the address of Company set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if (a) shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date and (b) shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposals 2 and 4 if shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 3 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposals 1 and 3.  Approvals of Proposals 1 and 3 requires the lesser of
(a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund (the "1940 Act Vote"). Applicable Maryland law and the Charter of Company may also require that Proposal 1 be approved by the affirmative vote of a majority of the issued and outstanding shares of Company, which includes the shares of your Fund and the shares of the three other series portfolios of Company, all voting together (the "Maryland Law Vote" and together with the 1940 Act Vote, the "Combined Shareholder Vote"). See "Additional Information About the
Agreement -- The Reorganization." Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1 and 3 because approval of Proposals 1 and 3 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities or the issued and outstanding shares, as applicable.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect directors, meaning that the director nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for directors, the plurality requirement is not a factor. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal. We expect that brokers will be entitled to vote on this proposal, but any broker non-vote will have no effect on the outcome of this proposal.

     Proposal 4. Approval of Proposal 4 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.

PROXY SOLICITATION

     Company has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $21,800. Company expects to solicit proxies principally by mail, but Company or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Company's officers will not receive any additional or special compensation for any such solicitation. AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Company at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Company must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of how to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Current Committees of the Board -- Nominating Committee."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit N.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit O.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audit committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Company's independent public accountants for the fiscal year ending August 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The audit committee of the Board has considered whether the provisions of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO COMPANY

     The Auditor billed Company (consisting of four separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $79,950
Financial Information Systems Design and Implementation
  Fees......................................................  $     0
All Other Fees*.............................................  $12,137
                                                              -------
Total Fees..................................................  $92,087

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Company.

FEES PAID TO THE AUDITOR NOT RELATED TO COMPANY

     The Auditor billed INVESCO aggregate fees for professional services rendered for the 2002 fiscal year to INVESCO, or any affiliate that provided services to Company, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $149,083
                                                              --------
Total Fees..................................................  $149,083

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provide support for the operations of Company. All Other Fees include services relating to tax services, controls review on the transfer agency, research on accounting consultations, a CRM project and other agreed upon procedures. The services performed for your Fund's advisor and related entities benefit many legal entities of INVESCO, including many sister funds within the investment company complex.

                                   EXHIBIT A

                                                 CORRESPONDING CLASSES OF
     CLASSES OF SHARES OF YOUR FUND               SHARES OF BUYING FUND
     ------------------------------              ------------------------
             Class A shares                           Class A shares
             Class B shares                           Class B shares
             Class C shares                           Class C shares
             Class K shares                           Class A shares
         Investor Class shares                    Investor Class shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

INVESCO SELECT INCOME FUND (YOUR FUND)

     Performance information in the bar charts below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total returns of Investor Class for various periods ended December 31, 2001 compared to the Lehman Government/Credit Bond Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown is not relevant.

     The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                      SELECT INCOME FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'92.........................................................  10.38%
'93.........................................................  11.43%
'94.........................................................  (1.20)%
'95.........................................................  20.61%
'96.........................................................   4.87%
'97.........................................................  11.72%
'98.........................................................   7.13%
'99.........................................................  (1.37)%
'00.........................................................   5.12%
'01.........................................................  (2.86)%


Best Calendar Qtr. 6/95 6.75%
Worst Calendar Qtr. 9/01 (3.25%)

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                         AS OF 12/31/01
                                                              ------------------------------------
                                                              1 YEAR     5 YEARS      10 YEARS
                                                              ------     -------   ---------------
Select Income Fund(1)(2)
  Return Before Taxes.......................................  (2.86)%     3.81%         6.36%
  Return After Taxes on Distributions.......................  (5.42)%     0.76%         3.15%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  (1.72)%     1.59%         3.56%
Lehman Government/Credit Bond Index(3) (reflects no
  deduction for fees, expenses, or taxes)...................   8.50%      7.37%         7.27%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Select Income Fund year-to-date as of the calendar quarter ended September 30, 2002 was (0.87%).

(3) The Lehman Government/Credit Bond Index is an unmanaged index indicative of the high yield bond, broad domestic fixed-income, municipal government bond and longer-term government bond markets. Please keep in mind that the index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in its annual returns. Index returns also do not include sales charges or CDSC that may be paid by the shareholder.

AIM INCOME FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................  15.38%
1994...................................................................  -7.65%
1995...................................................................  22.77%
1996...................................................................   8.58%
1997...................................................................  11.92%
1998...................................................................   4.94%
1999...................................................................  -2.92%
2000...................................................................  -1.14%
2001...................................................................   3.58%
2002...................................................................   2.26%

     The Class A share's year-to-date total return as of June 30, 2003 was 8.90%.

     During the periods shown in the bar chart, the highest quarterly return was 6.92% (quarter ended March 31, 1993) and the lowest quarterly return was -5.88% (quarter ended March 31, 1994).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                                         INCEPTION
                                                           1 YEAR   5 YEARS   10 YEARS     DATE
                                                           ------   -------   --------   ---------
Class A                                                                                  05/03/68
  Return Before Taxes....................................  (2.54)%    0.31%    4.91%
  Return After Taxes on Distributions....................  (4.83)%   (2.29)%   2.02%
  Return After Taxes on Distributions and Sale of Fund
     Shares..............................................  (1.60)%   (1.02)%   2.50%
Lehman Brothers U.S. Aggregate Bond Index(1).............  10.25%     7.55%    7.51%
Lipper BBB Rated Fund Index(2)...........................   7.20%     5.42%    6.83%

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. In addition, the Lipper BBB Rated Fund Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lipper BBB Rated Fund Index is an equally weighted representation of the 30 largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C, Class K and Investor Class shares of INVESCO Select Income Fund ("Selling Fund"), and of Class A, Class B, Class C and Class R shares of AIM Income Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                            SELLING FUND (AS OF 8/31/02)                    BUYING FUND (AS OF 7/31/02)
                                 --------------------------------------------------   ---------------------------------------
                                                                           INVESTOR
                                 CLASS A     CLASS B   CLASS C   CLASS K    CLASS     CLASS A     CLASS B   CLASS C   CLASS R
                                 SHARES      SHARES    SHARES    SHARES     SHARES    SHARES      SHARES    SHARES    SHARES
                                 -------     -------   -------   -------   --------   -------     -------   -------   -------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).......................   4.75%       None      None      None       None      4.75%       None      None      None
Maximum Deferred Sales Charge
  (Load)(1)....................   None(2)(3)  5.00%     1.00%     None(4)    None      None(2)(5)  5.00%     1.00%     None(6)
ANNUAL FUND OPERATING
  EXPENSES(7)
(expenses that are deducted
  from fund assets)
Management Fees................   0.52%       0.52%     0.52%     0.52%      0.52%     0.43%       0.43%     0.43%     0.43%
Distribution and/or Service
  (12b-1) Fees(8)..............   0.35%       1.00%     1.00%     0.45%      0.25%     0.25%       1.00%     1.00%     0.50%
Other Expenses(9)..............   0.30%       0.26%     0.79%     0.88%      0.62%     0.28%       0.28%     0.28%     0.28%
Total Annual Fund Operating
  Expenses(10).................   1.17%       1.78%     2.31%     1.85%      1.39%     0.96%       1.71%     1.71%     1.21%

                                         PRO FORMA COMBINED (AS OF 7/31/02)
                                 --------------------------------------------------
                                                                           INVESTOR
                                 CLASS A     CLASS B   CLASS C   CLASS R    CLASS
                                 SHARES      SHARES    SHARES    SHARES     SHARES
                                 -------     -------   -------   -------   --------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).......................   4.75%       None      None      None       None
Maximum Deferred Sales Charge
  (Load)(1)....................   None(2)(5)  5.00%     1.00%     None(6)    None
ANNUAL FUND OPERATING
  EXPENSES(7)
(expenses that are deducted
  from fund assets)
Management Fees................   0.39%       0.39%     0.39%     0.39%      0.39%
Distribution and/or Service
  (12b-1) Fees(8)..............   0.25%       1.00%     1.00%     0.50%      0.25%
Other Expenses(9)..............   0.29%       0.29%     0.29%     0.29%      0.29%
Total Annual Fund Operating
  Expenses(10).................   0.93%       1.68%     1.68%     1.18%      0.93%

---------------

 (1) For Selling Fund, calculated as a percentage of original purchase price. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price or redemption proceeds, whichever is less.

 (2) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (3) For qualified plans investing in Selling Fund Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

 (4) For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

 (5) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

 (6) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

 (7) There is no guarantee that actual expenses will be the same as those shown in the table.

 (8) Because each class pays a 12b-1 distribution and service fee which is based upon such class' assets, if you own shares for a long period of time, you pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

 (9) Other Expenses for Selling Fund's Class A and Class B are based on estimated expenses for the current fiscal year.

(10) INVESCO has contractually agreed to waive fees and bear any expenses on Selling Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75%, 2.75% and 2.20% on Class A, Class B, Class C and Class K shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.15%, 1.80%, 1.80%, 1.25% and 1.05% on Class A, Class B, Class C, Class K and Investor Class shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and Selling Fund if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.......  $589   $829    $1,088   $1,828
  Assuming no redemption..............................  $589   $829    $1,088   $1,828
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $681   $860    $1,164   $1,934
  Assuming no redemption(3)...........................  $181   $560    $  964   $1,934
Class C shares
  Assuming complete redemption at end of period(2)....  $334   $721    $1,235   $2,646
  Assuming no redemption..............................  $234   $721    $1,235   $2,646
Class K shares
  Assuming complete redemption at end of period.......  $188   $582    $1,001   $2,169
  Assuming no redemption..............................  $188   $582    $1,001   $2,169
Investor Class shares
  Assuming complete redemption at end of period.......  $142   $440    $  761   $1,669
  Assuming no redemption..............................  $142   $440    $  761   $1,669
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.......  $568   $766    $  981   $1,597
  Assuming no redemption..............................  $568   $766    $  981   $1,597
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $674   $839    $1,128   $1,821
  Assuming no redemption(3)...........................  $174   $539    $  928   $1,821
Class C shares
  Assuming complete redemption at end of period(2)....  $274   $539    $  928   $2,019
  Assuming no redemption..............................  $174   $539    $  928   $2,019
Class R shares
  Assuming complete redemption at end of period.......  $123   $384    $  665   $1,466
  Assuming no redemption..............................  $123   $384    $  665   $1,466

                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.......  $565   $757    $  965   $1,564
  Assuming no redemption..............................  $565   $757    $  965   $1,564
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $671   $830    $1,113   $1,788
  Assuming no redemption(3)...........................  $171   $530    $  913   $1,788
Class C shares
  Assuming complete redemption at end of period(2)....  $271   $530    $  913   $1,987
  Assuming no redemption..............................  $171   $530    $  913   $1,987
Class R shares
  Assuming complete redemption at end of period.......  $120   $375    $  649   $1,432
  Assuming no redemption..............................  $120   $375    $  649   $1,432
Investor Class shares
  Assuming complete redemption at end of period.......  $ 95   $296    $  515   $1,143
  Assuming no redemption..............................  $ 95   $296    $  515   $1,143

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares into Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                          DIRECTOR COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002.

                                                                                                TOTAL
                                                                                             COMPENSATION
                                     AGGREGATE      RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM ALL
                                   COMPENSATION         ACCRUED BY         BENEFITS UPON       INVESCO
NAME OF DIRECTOR                  FROM COMPANY(1)       COMPANY(2)         RETIREMENT(3)       FUNDS(4)
----------------                  ---------------   -------------------   ----------------   ------------
Bob R. Baker....................      $7,363               $931               $34,000          $138,000
James T. Bunch..................       6,818                  0                     0           124,625
Gerald J. Lewis.................       6,754                  0                     0           116,500
Larry Soll, Ph.D. ..............       7,000                  0                     0           126,000

---------------

(1) The vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(2) Represents estimated benefits accrued with respect to the current Retirement Plan and Deferred Retirement Plan Account Agreement, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(3) These amounts represent the estimated annual benefits payable by the ten INVESCO Funds upon the directors' retirement under the current Retirement Plan and Deferred Retirement Plan Account Agreement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the current Retirement Plan.

(4) All continuing directors currently serve as directors of ten registered investment companies advised by INVESCO.

                                   EXHIBIT E

                              OFFICERS OF COMPANY

     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Company is 4350 South Monaco Street, Denver, Colorado 80237.

NAME, YEAR OF BIRTH AND                     OFFICER
POSITION(S) HELD WITH COMPANY                SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------               -------   -------------------------------------------------
Mark H. Williamson -- 1951................   1998     Director, President and Chief Executive Officer,
  Chairman of the Board                               A I M Management Group Inc.; Director, Chairman
                                                      and President, A I M Advisors, Inc. (registered
                                                      investment advisor); Director, A I M
                                                      Distributors, Inc. (registered broker dealer);
                                                      and Chief Executive Officer of the AIM Division
                                                      of AMVESCAP PLC (2003-present); formerly, Chief
                                                      Executive Officer, Managed Products Division,
                                                      AMVESCAP PLC (2001-2002); Chairman of the Board
                                                      (1998-2002), President (1998-2002) and Chief
                                                      Executive Officer (1998-2002) of INVESCO Funds
                                                      Group, Inc. (registered investment advisor) and
                                                      INVESCO Distributors, Inc. (registered broker
                                                      dealer); Chief Operating Officer and Chairman of
                                                      the Board of INVESCO Global Health Sciences Fund;
                                                      Chairman and Chief Executive Officer of
                                                      NationsBanc Advisors, Inc.; and Chairman of
                                                      NationsBanc Investments, Inc.
Raymond R. Cunningham -- 1951.............   2001     President (2001-present) and Chief Executive
  President and Chief Executive Officer               Officer (2003-present) of INVESCO Funds Group,
                                                      Inc.; Chairman of the Board (2003-present) and
                                                      President (2003-present) of INVESCO Distributors,
                                                      Inc.; formerly, Chief Operating Officer
                                                      (2001-2003) and Senior Vice President (1999-2002)
                                                      of INVESCO Funds Group, Inc. and INVESCO
                                                      Distributors, Inc.; and Senior Vice President of
                                                      GT Global -- North America (1992-1998).
Glen A. Payne -- 1947.....................   1989     Senior Vice President, General Counsel and
  Secretary                                           Secretary of INVESCO Funds Group, Inc.; Senior
                                                      Vice President, Secretary and General Counsel of
                                                      INVESCO Distributors, Inc.; formerly, Secretary
                                                      of INVESCO Global Health Sciences Fund; General
                                                      Counsel of INVESCO Trust Company (1989-1998); and
                                                      employee of the Securities and Exchange
                                                      Commission, Washington, DC (1973-1989).
Ronald L. Grooms -- 1946..................   1988     Senior Vice President and Treasurer of INVESCO
  Chief Accounting Officer, Chief                     Funds Group, Inc.; and Senior Vice President and
  Financial Officer and Treasurer                     Treasurer of INVESCO Distributors, Inc.;
                                                      formerly, Treasurer and Principal Financial and
                                                      Accounting Officer of INVESCO Global Health
                                                      Sciences Fund; and Senior Vice President and
                                                      Treasurer of INVESCO Trust Company (1988-1998).
William J. Galvin, Jr. -- 1956............   1992     Senior Vice President and Assistant Secretary
  Assistant Secretary                                 INVESCO Funds Group, Inc.; and Senior Vice
                                                      President and Assistant Secretary of INVESCO
                                                      Distributors, Inc.; formerly, Trust Officer of
                                                      INVESCO Trust Company (1995-1998).

NAME, YEAR OF BIRTH AND                     OFFICER
POSITION(S) HELD WITH COMPANY                SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------               -------   -------------------------------------------------
Pamela J. Piro -- 1960....................   1999     Vice President and Assistant Treasurer of INVESCO
  Assistant Treasurer                                 Funds Group, Inc.; and Assistant Treasurer of
                                                      INVESCO Distributors, Inc.; formerly, Assistant
                                                      Vice President (1996-1997).
Tane T. Tyler -- 1965.....................   2002     Vice President and Assistant General Counsel of
  Assistant Secretary                                 INVESCO Funds Group, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Company, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of common stock of each class of each series portfolio of Company by the directors, nominees, and current executive officers of Company:

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                             SERIES AND CLASS    PERCENTAGE OF CLASS*
                                                             ----------------   ----------------------
Bob R. Baker...............................................
Sueann Ambron..............................................
Victor L. Andrews..........................................
Lawrence H. Budner.........................................
James T. Bunch.............................................
Raymond R. Cunningham......................................
Richard W. Healey..........................................
Gerald J. Lewis............................................
John W. McIntyre...........................................
Larry Soll, Ph.D. .........................................
Mark H. Williamson.........................................
Frank S. Bayley............................................
Bruce L. Crockett..........................................
Albert R. Dowden...........................................
Edward K. Dunn, Jr. .......................................
Jack M. Fields.............................................
Carl Frischling............................................
Robert H. Graham...........................................
Prema Mathai-Davis.........................................
Lewis F. Pennock...........................................
Ruth H. Quigley............................................
Louis S. Sklar.............................................
Glen A. Payne..............................................
Ronald L. Grooms...........................................
William J. Galvin, Jr. ....................................
Pamela J. Piro.............................................
Tane T. Tyler..............................................

---------------

* To the best knowledge of Company, the ownership of shares of each series portfolio of Company by current directors, nominees, and current executive officers of Company as a group constituted less than 1% of each class of each series portfolio of Company as of July 25, 2003.

                                   EXHIBIT G

                       DIRECTOR OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex:

                                                                           AGGREGATE DOLLAR RANGE OF
                                                                           EQUITY SECURITIES IN ALL
                                                            DOLLAR RANGE     REGISTERED INVESTMENT
                                                             OF EQUITY       COMPANIES OVERSEEN BY
                                                             SECURITIES     DIRECTOR IN THE INVESCO
NAME OF DIRECTOR                                            IN YOUR FUND         FUNDS COMPLEX
----------------                                            ------------   -------------------------
INDEPENDENT DIRECTORS
Bob R. Baker..............................................  $1 - $10,000      $10,001 - $ 50,000
James T. Bunch............................................  $1 - $10,000      $50,001 - $100,000
Gerald J. Lewis...........................................  $1 - $10,000      $50,001 - $100,000
Larry Soll, Ph.D..........................................  $1 - $10,000           Over $100,000
INTERESTED DIRECTOR
Mark H. Williamson........................................          None           Over $100,000
INDEPENDENT NOMINEES
Frank S. Bayley...........................................          None                    None
Bruce L. Crockett.........................................          None                    None
Albert R. Dowden..........................................          None                    None
Edward K. Dunn............................................          None                    None
Jack M. Fields............................................          None                    None
Carl Frischling...........................................          None                    None
Prema Mathai-Davis........................................          None                    None
Lewis F. Pennock..........................................          None                    None
Ruth H. Quigley...........................................          None                    None
Louis S. Sklar............................................          None                    None
NOMINEE WHO WILL BE INTERESTED
Robert H. Graham..........................................          None                    None

                                   EXHIBIT H

       PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF A I M ADVISORS, INC.

     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.

NAME AND ADDRESS                     POSITION WITH AIM             PRINCIPAL OCCUPATION
----------------               -----------------------------   -----------------------------
Mark H. Williamson...........  Director, Chairman and          See director table under
                               President                       Proposal 2
Kevin M. Carome..............  Director, Senior Vice           Director, Senior Vice
                               President, General Counsel      President, Secretary and
                               and Secretary                   General Counsel, A I M
                                                               Management Group Inc.; Vice
                                                               President, A I M Capital
                                                               Management, Inc., A I M
                                                               Distributors, Inc. and A I M
                                                               Fund Services, Inc., and
                                                               Director, Vice President and
                                                               General Counsel, Fund
                                                               Management Company
Gary T. Crum.................  Director and Senior Vice        Chairman, Director and
                               President                       Director of Investments,
                                                               A I M Capital Management,
                                                               Inc.; Director and Executive
                                                               Vice President, A I M
                                                               Management Group Inc.;
                                                               Director, A I M Distributors,
                                                               Inc. and AMVESCAP PLC
Dawn M. Hawley...............  Director, Senior Vice           Director, Senior Vice
                               President and Chief Financial   President and Chief Financial
                               Officer                         Officer, A I M Management
                                                               Group Inc.; Vice President
                                                               and Treasurer, A I M Capital
                                                               Management, Inc. and A I M
                                                               Distributors, Inc.; Director,
                                                               Vice President and Chief
                                                               Financial Officer, A I M Fund
                                                               Services, Inc.; and Vice
                                                               President and Chief Financial
                                                               Officer, Fund Management
                                                               Company

                                   EXHIBIT I

                   COMPENSATION TO INVESCO FUNDS GROUP, INC.

     Company pays INVESCO Funds Group, Inc., out of the assets of your Fund, as full compensation for all services rendered, an advisory fee for your Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of your Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of your Fund.

                                                                     NET FEES PAID TO       FEE WAIVERS OR
                                                                       INVESCO FUNDS           EXPENSE
                                             TOTAL NET ASSETS FOR   GROUP, INC. FOR THE   REIMBURSEMENTS FOR
                                              THE MOST RECENTLY        MOST RECENTLY      THE MOST RECENTLY
ANNUAL RATE                                    COMPLETED FISCAL      COMPLETED FISCAL      COMPLETED FISCAL
(BASED ON AVERAGE DAILY NET ASSETS)             PERIOD OR YEAR        PERIOD OR YEAR        PERIOD OR YEAR
-----------------------------------          --------------------   -------------------   ------------------
0.55% of the first $300 million;                 $328,328,295            $746,041             $1,488,249
0.45% of the next $200 million;
0.35% from $500 million

                                   EXHIBIT J

FEES PAID TO INVESCO FUNDS GROUP, INC. AND AFFILIATES IN MOST RECENT FISCAL YEAR

     The following chart sets forth the non-advisory fees paid by your Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.

                                                  INVESCO                   INVESCO               INVESCO
NAME OF FUND                             (ADMINISTRATIVE SERVICES)*   DISTRIBUTORS, INC.**   (TRANSFER AGENCY)
------------                             --------------------------   --------------------   -----------------
INVESCO Select Income Fund.............           $202,062                  $506,309            $2,140,193

---------------

 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.

** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.

                                   EXHIBIT K

                   ADVISORY FEE SCHEDULES FOR OTHER AIM FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as your Fund.

                                                                    TOTAL NET
                                                                  ASSETS FOR THE
                                                                  MOST RECENTLY    FEE WAIVER, EXPENSE LIMITATIONS
                                                                    COMPLETED       AND/OR EXPENSE REIMBURSEMENTS
                                         ANNUAL RATE              FISCAL PERIOD    FOR THE MOST RECENTLY COMPLETED
NAME OF FUND                 (BASED ON AVERAGE DAILY NET ASSETS)     OR YEAR            FISCAL PERIOD OR YEAR
------------                 -----------------------------------  --------------   -------------------------------
AIM High Yield Fund........  0.625% of the first $200 million;     $937,442,286    N/A
                             0.55% over $200 million up to and
                             including $500 million; 0.50% over
                             $500 million up to and including $1
                             billion; 0.45% of the excess over
                             $1 billion
AIM V.I. Diversified Income
  Fund.....................  0.60% of the first $250 million;      $ 70,765,771    N/A
                             0.55% of the excess over $250
                             million
AIM V. I. High Yield
  Fund.....................  0.625% of the first $200 million;     $ 25,125,968    Waive advisory fees of Series I
                             0.55% over $200 million up to and                     and Series II shares to limit
                             including $500 million; 0.50% over                    expenses excluding Rule 12b-1
                             $500 million up to and including $1                   plan fees, if any, interest,
                             billion; 0.45% of the excess over                     taxes, dividend expense on
                             $1 billion                                            short sales, extraordinary
                                                                                   items and increases in expenses
                                                                                   due to expense offset
                                                                                   arrangements, if any, of each
                                                                                   Series to 1.30%

                                   EXHIBIT L

                 PROPOSED COMPENSATION TO A I M ADVISORS, INC.

     The following table provides information with respect to the annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by your Fund under the proposed advisory agreement.

                                                                 ANNUAL RATE
                                                              (BASED ON AVERAGE
NET ASSETS                                                    DAILY NET ASSETS)
----------                                                    -----------------
First $300 Million..........................................        0.55%
Next $200 Million...........................................        0.45%
From $500 Million...........................................        0.35%

                                   EXHIBIT M

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     1,468,500.94

CLASS B SHARES

     91,909.81

CLASS C SHARES

     333,037.75

CLASS K SHARES

     731,664.49

INVESTOR CLASS SHARES

     48,951,470.51

                                   EXHIBIT N

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                     NUMBER OF SHARES   PERCENT OWNED
NAME AND ADDRESS                                   CLASS OF SHARES        OWNED          OF RECORD*
----------------                                   ---------------   ----------------   -------------
Charles Schwab & Co. Inc. .......................         Class A         95,449.34         6.50%
Special Custody Acct. for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Bear Stearns Securities Corp. ...................         Class A         77,724.06         5.29%
1 Metrotech Center North
Brooklyn, NY 11201-3870
Wexford Clearing Services Corp. FBO..............         Class A         75,548.17         5.14%
Sundial Ventures LLC
5 Revere Dr. Ste. 200
Northbrook, IL 60062-8000
Wexford Clearing Services Corp. FBO..............         Class A         75,548.17         5.14%
Hourglass Ventures LLC
5 Revere Dr. Ste. 200
Northbrook, IL 60062-8000
First Clearing Corporation.......................         Class B         29,746.60        32.36%
Helen M. Karwowski
Advantage Account
54 Lyndon Road
Whitesboro, NY 13492-2241
American Enterprise Investment Svcs. ............         Class B          8,456.32         9.20%
P.O. Box 9446
Minneapolis, MN 55440-9446
LPL Financial Services...........................         Class B          5,984.80         6.51%
9785 Towne Centre Dr.
San Diego, CA 92121-1968
American Enterprise Investment Svcs. ............         Class B          5,951.55         6.48%
P.O. Box 9446
Minneapolis, MN 55440-9446
NFSC FEBO........................................         Class B          5,288.32         5.75%
NFS/FMTC Sep. IRA
FBO Norm Detrick
3820 Roberts Ridge
Akron, OH 44333-1177
First Clearing Corporation.......................         Class B          4,894.45         5.33%
Guiseppe Cupelli-IRA
FCC as Custodian
3644 Moon Bay Circle
Wellington, FL 33414-8804

                                                                     NUMBER OF SHARES   PERCENT OWNED
NAME AND ADDRESS                                   CLASS OF SHARES        OWNED          OF RECORD*
----------------                                   ---------------   ----------------   -------------
Fiserv Securities Inc. ..........................         Class B          4,708.10         5.12%
Attn: Mutual Funds
One Commerce Square
2005 Market Street Suite 1200
Philadelphia, PA 19103-7008
Raymond James & Assoc. Inc. .....................         Class C         37,361.55        11.22%
FBO Care Consistenc
880 Carillon Pkwy.
St. Petersburg, FL 33716-1100
Prudential Securities Inc. FBO...................         Class C         19,222.78         5.77%
Credit Lyonnais
Cayman Island Branch
1301 Avenue of the Americas
New York, NY 10019-6022
Saxon & Co. .....................................         Class K        693,545.32        94.79%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
Charles Schwab & Co. Inc. .......................  Investor Class      6,734,409.28        13.76%
Special Custody Acct. for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Union Bank of Calif. Tr. ........................  Investor Class      2,588,341.48         5.29%
Select Benefit Omnibus
UBOC-Mutual Funds
P.O. Box 85484
San Diego, CA 92186-5484
FIIOC Agent......................................  Investor Class      2,478,891.37         5.06%
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1987

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT O

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                      NUMBER OF SHARES   PERCENT OWNED
NAME AND ADDRESS                                    CLASS OF SHARES        OWNED          OF RECORD*
----------------                                    ---------------   ----------------   -------------


---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                          INVESCO SELECT INCOME FUND,
                            A SEPARATE PORTFOLIO OF
                            INVESCO BOND FUNDS, INC.
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series, Redemption of Selling Fund Shares and
                  Dissolution of Seller.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-6
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-7
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-8
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-9
SECTION 3.14.     Taxes.......................................................   I-9
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........  I-10
SECTION 3.21.     No Distribution.............................................  I-10
SECTION 3.22.     Liabilities of Selling Fund.................................  I-10
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10
SECTION 4.3.      Financial Statements........................................  I-10
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-11

                                                                                PAGE
                                                                                ----
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11
SECTION 4.6.      Accountants.................................................  I-12
SECTION 4.7.      Binding Obligation..........................................  I-12
SECTION 4.8.      No Breaches or Defaults.....................................  I-12
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-13
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-14
SECTION 4.16.     Value of Shares.............................................  I-14
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-15
SECTION 5.4.      Further Assurances..........................................  I-15
SECTION 5.5.      Notice of Events............................................  I-15
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-16
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-16
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-18
SECTION 7.1.      Termination.................................................  I-18
SECTION 7.2.      Survival After Termination..................................  I-18

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-19
SECTION 8.6.      Enforcement.................................................  I-19
SECTION 8.7.      Interpretation..............................................  I-19
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-20
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-20
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20

EXHIBIT A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among INVESCO Bond Funds, Inc., a Maryland corporation ("Seller"), acting on behalf of INVESCO Select Income Fund ("Selling Fund"), a separate series of Seller, AIM Investment Securities Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM Income Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Maryland General Corporation Law and the Delaware Statutory Trust Act.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means AIM Investment Securities Funds, a Delaware statutory trust.

     "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means A I M Advisors, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-2674.

     "Buying Fund" means AIM Income Fund, a separate series of Buyer.

     "Buying Fund Auditors" means Ernst & Young LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended July 31, 2002 and the unaudited financial statements of Buying Fund for the period ended January 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means November 3, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund, and, if so required by the Maryland General Corporation Law and Seller's Charter, the affirmative vote of a majority of the outstanding voting securities of Seller.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means INVESCO Bond Funds, Inc., a Maryland corporation.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means INVESCO Funds Group, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-5686.

     "Selling Fund" means INVESCO Select Income Fund, a separate series of
Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended August 31, 2002 and the unaudited financial statements of Selling Fund for the period ended February 28, 2003.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund and the shareholders of Seller convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series, Redemption of Selling Fund Shares and Dissolution of Seller.

     (a) Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Charter and the Maryland General Corporation Law; provided, however, that the termination of Selling Fund as a designated series of Seller and the redemption of the outstanding shares of Selling Fund shall not be required if the Reorganization shall not have been consummated.

     (b) If required by the Maryland General Corporation Law, following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, Seller and Buyer shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, Seller shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Seller as a Maryland corporation and an application for deregistration on Form N-8F under the Investment Company Act with the SEC; provided, however, that the filing of Articles of Transfer, Articles of Dissolution and an application for deregistration on Form N-8F as aforesaid shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by shareholders by the Required Shareholder Vote, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by shareholders by the Required Shareholder Vote, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund and the shareholders of Seller entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund and the shareholders of Seller approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the

Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by shareholders on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

          (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

          (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

          (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Seller further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Seller acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               INVESCO Bond Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue, N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

          (b) If to Buyer:

               AIM Investment Securities Funds
               11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          INVESCO BOND FUNDS, INC., acting on
                                          behalf of INVESCO SELECT INCOME FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          AIM INVESTMENT SECURITIES FUNDS,
                                          acting on behalf of AIM INCOME FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                              SHARES OF BUYING FUND
---------------------------------                             ------------------------
Class A shares..............................................  Class A shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares
Class K shares..............................................  Class A shares
Investor Class shares.......................................  Investor Class shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                             CORRESPONDING NEW FUNDS
-------------                                             -----------------------
AIM ADVISOR FUNDS............................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                     (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...........  AIM International Core Equity Fund
AIM Real Estate Fund.........................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.....................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ....................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund......................  INVESCO High Yield Fund
INVESCO Select Income Fund...................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund...................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund......  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS,
  INC. ......................................  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund........................  INVESCO Balanced Fund
INVESCO Total Return Fund....................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ........  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund.......................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...........  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO European Fund........................  INVESCO European Fund
INVESCO International Blue Chip Value Fund...  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ............  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund...................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund..................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ..................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..........................  INVESCO Energy Fund
INVESCO Financial Services Fund..............  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.........  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund......................  INVESCO Technology Fund
INVESCO Telecommunications Fund..............  INVESCO Telecommunications Fund
INVESCO Utilities Fund.......................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. ...................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                         (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..........................  INVESCO Growth Fund
INVESCO Growth & Income Fund.................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund....................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................            Unlimited
Class B shares..............................................            Unlimited
Class C shares..............................................            Unlimited
Class R shares..............................................            Unlimited
Investor Class shares.......................................            Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II


                     AIM INCOME FUND

                     July 21, 2003




                     Prospectus

                     AIM Income Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                ---------------
                                AIM INCOME FUND
                                ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ---------------
                                AIM INCOME FUND
                                ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund will attempt to achieve its objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bonds," and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    Compared to higher-quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                ---------------
                                AIM INCOME FUND
                                ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................  15.38%
1994...................................................................  -7.65%
1995...................................................................  22.77%
1996...................................................................   8.58%
1997...................................................................  11.92%
1998...................................................................   4.94%
1999...................................................................  -2.92%
2000...................................................................  -1.14%
2001...................................................................   3.58%
2002...................................................................   2.26%


    The Class A share's year-to-date total return as of June 30, 2003 was 8.90%.

    During the periods shown in the bar chart, the highest quarterly return was 6.92% (quarter ended March 31, 1993) and the lowest quarterly return was -5.88% (quarter ended March 31, 1994).

                                ---------------
                                AIM INCOME FUND
                                ---------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                    SINCE         INCEPTION
December 31, 2002)      1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
---------------------------------------------------------------------------------
Class A                                                                 05/03/68
  Return Before Taxes    (2.54)%     0.31%      4.91%          --
  Return After Taxes
     on Distributions    (4.83)     (2.29)      2.02           --
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares              (1.60)     (1.02)      2.50           --
Class B                                                                 09/07/93
  Return Before Taxes    (3.29)      0.25         --         3.28%
Class C                                                                 08/04/97
  Return Before Taxes     0.55       0.55         --         1.41
Class R(2)                                                              05/03/68(2)
  Return Before Taxes     1.99       1.05       5.16           --
Investor Class(3)                                                       05/03/68(3)
  Return Before Taxes     2.26       1.30       5.43           --
---------------------------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond
  Index(4)               10.25       7.55       7.51           --
Lipper BBB Rated Fund
  Index(5)                7.20       5.42       6.83           --
---------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.
(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the Fund's Class R shares is June 3, 2002.
(3) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. As of July 21, 2003, Investor Class shares have not commenced operations.
(4) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. In addition, the Lipper BBB Rated Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The Lipper BBB Rated Fund Index is an equally weighted representation of the 30 largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from your                                               INVESTOR
investment)                     CLASS A    CLASS B    CLASS C    CLASS R    CLASS
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     4.75%      None       None       None       None

Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is less)                          None(1,2)   5.00%     1.00%      None(3)    None
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------
(expenses that are deducted                                             INVESTOR
from fund assets)               CLASS A   CLASS B   CLASS C   CLASS R   CLASS
--------------------------------------------------------------------------------
Management Fees                  0.43%     0.43%     0.43%     0.43%      0.43%

Distribution and/or
Service (12b-1) Fees             0.25      1.00      1.00      0.50       0.25

Other Expenses(5)                0.28      0.28      0.28      0.28       0.28

Total Annual Fund Operating
Expenses                         0.96      1.71      1.71      1.21       0.96
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $568     $766     $  981     $1,597
Class B                                      674      839      1,128      1,821
Class C                                      274      539        928      2,019
Class R                                      123      384        665      1,466
Investor Class                                98      306        531      1,178
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $568     $766      $981      $1,597
Class B                                      174      539       928       1,821
Class C                                      174      539       928       2,019
Class R                                      123      384       665       1,466
Investor Class                                98      306       531       1,178
--------------------------------------------------------------------------------

                                ---------------
                                AIM INCOME FUND
                                ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2002, the advisor received compensation of 0.43% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Investment Grade and High Yield Taxable Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                              CLASS A
                                                  ----------------------------------------------------------------
                                                  SIX MONTHS                                         JANUARY 1,
                                                     ENDED             YEAR ENDED JULY 31,            THROUGH
                                                  JANUARY 31,       --------------------------        JULY 31,
                                                     2003             2002              2001            2000
                                                  -----------       --------          --------       ----------
Net asset value, beginning of period               $   6.20         $  6.91           $  7.14         $   7.59
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.18(a)         0.44(a)(b)        0.53             0.34
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.26           (0.70)            (0.23)           (0.47)
===============================================================================================================
    Total from investment operations                   0.44           (0.26)             0.30            (0.13)
===============================================================================================================
Less distributions:
  Dividends from net investment income                (0.20)          (0.43)            (0.51)           (0.25)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --              --                --               --
---------------------------------------------------------------------------------------------------------------
  Return of capital                                      --           (0.02)            (0.02)           (0.07)
===============================================================================================================
    Total distributions                               (0.20)          (0.45)            (0.53)           (0.32)
===============================================================================================================
Net asset value, end of period                     $   6.44         $  6.20           $  6.91         $   7.14
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                                        7.17%          (4.05)%            4.42%           (1.70)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $283,759         $281,966          $346,967        $346,482
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets                1.04%(d)        0.96%             0.95%            0.97%(e)
===============================================================================================================
Ratio of net investment income to average net
  assets                                               5.69%(d)        6.57%(b)          7.57%            8.03%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                               55%             70%               83%              43%
_______________________________________________________________________________________________________________
===============================================================================================================

                                                               CLASS A
                                                --------------------------------------

                                                       YEAR ENDED DECEMBER 31,
                                                --------------------------------------
                                                  1999           1998           1997
                                                --------       --------       --------
Net asset value, beginning of period            $   8.38       $   8.57       $   8.24
----------------------------------------------
Income from investment operations:
  Net investment income                             0.57           0.57           0.55
----------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.81)         (0.16)          0.39
==============================================
    Total from investment operations               (0.24)          0.41           0.94
==============================================
Less distributions:
  Dividends from net investment income             (0.55)         (0.55)         (0.52)
----------------------------------------------
  Distributions from net realized gains               --          (0.05)         (0.09)
----------------------------------------------
  Return of capital                                   --             --             --
==============================================
    Total distributions                            (0.55)         (0.60)         (0.61)
==============================================
Net asset value, end of period                  $   7.59       $   8.38       $   8.57
______________________________________________
==============================================
Total return(c)                                    (2.92)%         4.94%         11.92%
______________________________________________
==============================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $393,414       $399,701       $340,608
______________________________________________
==============================================
Ratio of expenses to average net assets             0.91%          0.91%          0.94%
==============================================
Ratio of net investment income to average net
  assets                                            7.11%          6.69%          6.55%
______________________________________________
==============================================
Portfolio turnover rate(f)                            78%            41%            54%
______________________________________________
==============================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not deduct sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $279,826,101.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                              CLASS B
                                   ----------------------------------------------------------------------------------------------
                                   SIX MONTHS                YEAR ENDED            JANUARY 1,
                                      ENDED                   JULY 31,              THROUGH          YEAR ENDED DECEMBER 31,
                                   JANUARY 31,       --------------------------     JULY 31,     --------------------------------
                                      2003             2002              2001         2000         1999        1998        1997
                                   -----------       --------          --------    ----------    --------    --------    --------
Net asset value, beginning of
  period                            $   6.21         $   6.92          $   7.14     $   7.58     $   8.37    $   8.55    $   8.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.16(a)          0.39(a)(b)        0.48         0.31         0.50        0.50        0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                     0.25            (0.70)            (0.23)       (0.47)       (0.80)      (0.15)       0.38
=================================================================================================================================
    Total from investment
      operations                        0.41            (0.31)             0.25        (0.16)       (0.30)       0.35        0.86
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                             (0.17)           (0.38)            (0.45)       (0.21)       (0.49)      (0.48)      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                        --               --                --           --           --       (0.05)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                       --            (0.02)            (0.02)       (0.07)          --          --          --
=================================================================================================================================
    Total distributions                (0.17)           (0.40)            (0.47)       (0.28)       (0.49)      (0.53)      (0.54)
=================================================================================================================================
Net asset value, end of period      $   6.45         $   6.21          $   6.92     $   7.14     $   7.58    $   8.37    $   8.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                         6.76%           (4.76)%            3.67%       (2.09)%      (3.72)%      4.20%      10.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $212,723         $216,710          $237,118     $213,926     $244,713    $219,033    $125,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                            1.79%(d)         1.71%             1.71%        1.73%(e)     1.66%       1.66%       1.69%
=================================================================================================================================
Ratio of net investment income
  to average net assets                 4.94%(d)         5.82%(b)          6.81%        7.28%(e)     6.36%       5.94%       5.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                55%              70%               83%          43%          78%         41%         54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $214,246,245.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            CLASS C
                              ---------------------------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                                    (DATE SALES
                              SIX MONTHS               YEAR ENDED           JANUARY 1,           YEAR ENDED          COMMENCED)
                                 ENDED                  JULY 31,             THROUGH            DECEMBER 31,          THROUGH
                              JANUARY 31,       ------------------------     JULY 31,        ------------------     DECEMBER 31,
                                 2003            2002             2001         2000           1999       1998           1997
                              -----------       -------          -------    ----------       -------    -------    --------------
Net asset value, beginning
  of period                     $  6.19         $  6.91          $  7.13     $  7.57         $  8.36    $  8.54        $ 8.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.16(a)         0.39(a)(b)       0.48        0.31            0.50       0.50          0.19
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                    0.26           (0.71)           (0.23)      (0.47)          (0.80)     (0.15)         0.22
=================================================================================================================================
    Total from investment
      operations                   0.42           (0.32)            0.25       (0.16)          (0.30)      0.35          0.41
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income             (0.17)          (0.38)           (0.45)      (0.21)          (0.49)     (0.48)        (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                   --              --               --          --              --      (0.05)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                  --           (0.02)           (0.02)      (0.07)             --         --            --
=================================================================================================================================
    Total distributions           (0.17)          (0.40)           (0.47)      (0.28)          (0.49)     (0.53)        (0.25)
=================================================================================================================================
Net asset value, end of
  period                        $  6.44         $  6.19          $  6.91     $  7.13         $  7.57    $  8.36        $ 8.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                    6.95%          (4.92)%           3.68%      (2.09)%         (3.71)%     4.21%         4.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $36,566         $37,769          $44,216     $26,821         $28,202    $19,332        $2,552
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets               1.79%(d)        1.71%            1.71%       1.73%(e)        1.66%      1.66%         1.69%(d)
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                           4.94%(d)        5.82%(b)         6.81%       7.28%(e)        6.36%      5.94%         5.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)           55%             70%              83%         43%             78%        41%           54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $36,580,634.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                              CLASS R
                                                                ------------------------------------
                                                                SIX MONTHS           JUNE 3, 2002
                                                                   ENDED             (DATE SALES
                                                                JANUARY 31,       COMMENCED) THROUGH
                                                                   2003             JULY 31, 2002
                                                                -----------       ------------------
Net asset value, beginning of period                              $ 6.20                $ 6.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.18(a)               0.06(a)(b)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.25                 (0.32)
====================================================================================================
    Total from investment operations                                0.43                 (0.26)
====================================================================================================
Less distributions:
  Dividends from net investment income                             (0.19)                (0.05)
----------------------------------------------------------------------------------------------------
  Return of capital                                                   --                 (0.02)
====================================================================================================
    Total distributions                                            (0.19)                (0.07)
====================================================================================================
Net asset value, end of period                                    $ 6.44                $ 6.20
____________________________________________________________________________________________________
====================================================================================================
Total return(c)                                                     7.02%                (4.01)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $1,088                $   10
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                             1.29%(d)              1.21%(e)
====================================================================================================
Ratio of net investment income to average net assets                5.44%(d)              6.32%(b)(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                            55%                   70%
____________________________________________________________________________________________________
====================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $146,037.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B              CLASS C              CLASS R              INVESTOR CLASS(6)
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(5)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(4)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM Fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

(6) As of July 21, 2003 Investor Class shares of AIM Blue Chip Fund, AIM European Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund and AIM Tax-Exempt Cash Fund have not commenced operations.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25(1)

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500(2)                                          50
-------------------------------------------------------------------------------------------------------------------------


(1) $50 for Investor Class shares.

(2) $1,000 for Investor Class shares.

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

As of July 21, 2003, Investor Class shares of certain funds that intend to offer such shares have not commenced operations (for a listing of funds that intend to offer Investor Class shares see the "Choosing a Share Class" section of your prospectus). Once operations commence, Investor Class shares of such funds may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) INVESCO Funds directors, employees of AMVESCAP PLC and its subsidiaries.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

$1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                     Fund(1)                             Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund);

(7) Investor Class shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
    Fund) or Class A3 shares of an AIM Fund; or

(8) Class A or A3 shares of an AIM Fund for Investor Class shares of any AIM Fund as long as you own Investor Class shares of any AIM Fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM Fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) one another;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (c) Class A shares of another AIM Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

           (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

           (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and
- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--07/03

                                ---------------
                                AIM INCOME FUND
                                ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM INCOME FUND
 SEC 1940 Act file number: 811-5686
------------------------------------

AIMinvestments.com               INC-PRO-1

                                                                    APPENDIX III


FUND PROVIDES SHAREHOLDERS WITH SOLID CURRENT INCOME

HOW DID AIM INCOME FUND PERFORM DURING THE FISCAL YEAR?

High-quality bonds were the market's favorites for most of the year as investors sought safety from the turbulence in stock markets. AIM Income Fund continued to provide solid current income to its shareholders. As of July 31, 2002, the fund's 30-day distribution rate at maximum offering price was 6.64% for Class A shares, 6.18% for Class B shares, 6.19% for Class C shares, and 6.68% for the new Class R shares (available only through certain retirement programs). Its 30-day yield was 6.58% for Class A shares, 6.13% for Class B and Class C shares, and 6.72% for Class R shares.

    The fund's total returns for the year ended July 31, 2002 (excluding sales charges) were -4.05% for Class A shares, -4.76% for Class B and Class C shares, and -4.29% for Class R shares. These results reflect the mixed impact of the fund's Treasuries and other investment-grade holdings, which performed well, and its high-yield holdings, which disappointed, as they typically do during times of investor risk aversion. The difference is illustrated by the period's 7.53% return for the Lehman Aggregate Bond Index, which contains only domestic investment-grade bonds, compared with the -9.15% return for the Lehman High Yield Index.

WHAT WERE THE YEAR'S ECONOMIC TRENDS?

As the fiscal year began, investors had been flocking to bonds as stock prices slumped due to the economic slowdown. The Federal Reserve Board (the Fed) cut short-term interest rates 11 times in 2001 to stimulate the economy, which was in recession during the first three quarters of the year. The cuts increased bond values, which typically move inversely to interest rates. From December through the end of the fund's fiscal year, the target federal funds rate remained unchanged at 1.75%, a four-decade low.

    U.S. gross domestic product (GDP) grew at a vigorous 5.0% annualized rate in the first quarter of 2002. When the growth rate dropped to 1.1% in the second quarter, some economists were concerned a "double-dip recession" could occur. There was concern that a "reverse wealth effect" caused by falling stock prices could lead consumers to cut their spending--the economy's greatest source of strength--and short-circuit the rebound. But sales were kept strong by purchases of homes and cars, supported by low interest rates for mortgage and auto loans.

WHAT BOND-MARKET TRENDS WERE SIGNIFICANT?

Their confidence shaken by allegations of corporate wrongdoing, many investors fled stocks and sought lower risk in high-quality bonds. The best returns came from Treasuries, federal agency bonds and mortgage pass-through securities. Corporate bonds lagged, and the yield spread between corporates and Treasuries widened to cover the increase in perceived risk arising from a weak economic environment and suspicions of corporate accounting fraud. A notable rush into investment-grade bonds occurred in July 2002, as the stock market again dropped sharply.

HOW DID YOU MANAGE THE FUND?

We kept our focus on the fund's primary objective of dependable current income consistent with a reasonable concern for the safety of principal. We maintained our strategy of holding approximately 80% of assets in investment-grade bonds for stability and about 20% in high-yield bonds for an income boost, diversifying holdings among sectors to diminish risk.

    Since our last report we significantly increased our holdings in financial institutions and decreased the amount in industrials; changes in other sectors were moderate. As of July 31, 2002, the fund's average credit quality was A (up from its usual BBB).

FUND PROVIDES
ATTRACTIVE INCOME

30-DAY YIELD
As of 7/31/02

================================================================================

FUND CLASS A SHARES             6.58%

10-YEAR U.S. TREASURY           4.46%

Source: Lehman Bros.

================================================================================

PORTFOLIO COMPOSITION
As of 7/31/02, based on total net assets

====================================================================================================================================
TOP 10 ISSUERS                                    TOP 10 INDUSTRIES                                  PORTFOLIO COMPOSITION BY SECTOR
                                                                                                          [PIE CHART]
------------------------------------------------------------------------------------------------------------------------------------
 1. CSC Holdings Inc.                       2.5%   1. Electric Utilities                     12.1%   DOMESTIC GOVERNMENT
 2. News America Holdings, Inc.             2.4    2. Diversified Financial Services         10.0    SECURITIES                 5.5%
 3. Niagara Mohawk Power Corp.              2.2    3. Broadcasting & Cable TV                 9.9
 4. Citigroup Inc.                          1.9    4. Banks                                   7.1    CASH & OTHER               4.8%
 5. Germany (Federal Republic of)           1.9    5. Oil & Gas Exploration & Production      5.4
 6. Waste Management, Inc.                  1.9    6. Sovereign Debt                          4.2    INTERNATIONAL CORPORATE
 7. Cleveland Electric Illuminating Co.     1.9    7. Airlines                                3.4    BONDS & NOTES             15.8%
 8. Federal National Mortgage Association          8. Federal National Mortgage Association
    (FNMA), Unsec. Sub. Notes               1.8       (FNMA)                                  3.4    DOMESTIC CORPORATE
 9. NiSource Finance Corp.                  1.8    9. Oil & Gas Refining, Marketing &                BONDS & NOTES             73.9%
10. Ford Motor Credit Co.                   1.7       Transportation                          3.1
                                                  10. Consumer Finance                        2.7

TOTAL NET ASSETS: $536.5 MILLION    TOTAL NUMBER OF HOLDINGS: 252

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

WHAT PARTS OF THE PORTFOLIO ENHANCED OR DETRACTED FROM THE FUND'S PERFORMANCE?

We found that regional banks such as Bank United, First Union, and USBancorp performed well and appear to have good prospects. Most life insurance holdings benefited the fund, and we think some are likely to see better rate structures and improving margins. Performance was uneven among holdings in energy, where some firms did well while others had significant problems. In the auto-finance industry, yields widened substantially even for large firms with strong track records such as Ford Motor Credit and GMAC. Among electric utilities, Niagara Mohawk Power performed satisfactorily and we believe it has prospects for improving credit quality.

    High-yield bonds were volatile. They performed well during the fourth quarter of 2001 as well as during January, March and April of 2002, but declined significantly for the fiscal year as a whole. The heaviest losses were concentrated in a few industry sectors, such as telecommunications and cable television, but risk-specific losses occurred broadly.

    During much of the fiscal year international holdings outperformed their domestic cousins, due partly to the dollar's weakness since February. Securities denominated in other currencies, such as German and British sovereign debt and euro-denominated corporate bonds, did well.

WHAT WERE CONDITIONS LIKE AT THE END OF THE FUND'S FISCAL YEAR?

Various economic measures were giving conflicting signals. Productivity grew in the second quarter, a good sign for business, but manufacturing growth slowed. The Conference Board's Consumer Confidence Index, considered an indicator of future spending patterns, declined in June and fell sharply in July--yet July retail sales grew 1.2%. The June unemployment rate of 5.9% was unchanged in July. Consumer spending may depend heavily on individuals' perceptions of whether their own jobs are secure.

    Similarly, people's willingness to invest may depend on their perceptions of the safety of principal. In light of the strong new legislation on corporate governance that was enacted during the period, business practices and the quality and reliability of financial statements appear likely to improve considerably. It may take some time for investors to regain trust, and meanwhile, volatility could remain high. As of the end of the fiscal year, investors remained extremely sensitive to every item of news, good or bad, with stock and bond markets veering sharply in response to the resulting waves of buying and selling.

PORTFOLIO MANAGEMENT TEAM

Robert G. Alley
Jan H. Friedli
Carolyn L. Gibbs

          See important fund and index disclosures inside front cover.

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

CLASS A SHARES
 10 Years                 4.40%
  5 Years                -0.04
  1 Year                 -8.55

CLASS B SHARES
 Inception (9/7/93)       2.73%
  5 Years                -0.12
  1 Year                 -9.25

CLASS C SHARES
 Inception (8/4/97)       0.36%
  1 Year                 -5.66

CLASS R SHARES*
 10 Years                 4.65%
  5 Years                 0.68
  1 Year                 -4.29

================================================================================

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

*Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees (The inception date of Class A shares is 5/3/68). Class R share returns do not include a 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

In addition to returns as of the close of the fiscal year, industry regulations require us to provide the fund's average annual total returns (including sales charges) for the periods ended 6/30/02, the most recent calendar quarter-end, which were as follows. Class A shares, ten years, 5.06%; five years, 1.25%; one year, -3.71%. Class B shares, inception (9/7/93), 3.10%; five years, 1.17%; one year, -4.24%. Class C shares, inception (8/4/97), 0.94%; one year, -0.60%. Class R shares, ten years, 5.32%; five years, 1.98%; one year, 0.86%.

================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/92-7/31/02

                                  [HYPO CHART]

AIM INCOME FUND-                LEHMAN AGGREGATE
CLASS A SHARES                  BOND INDEX

7/92    $ 9525                  7/92    $10000
          9440                           10086
          9873                           10445
         10335                           10747
7/93     10795                  7/93     11018
         11272                           11283
         11404                           11399
         10312                           10837
7/94     10286                  7/94     11027
         10328                           10868
         10362                           11136
         11055                           11630
7/95     11627                  7/95     12142
         12245                           12569
         12678                           13023
         12320                           12636
7/96     12539                  7/96     12814
         13261                           13304
         13662                           13448
         13716                           13531
7/97     14690                  7/97     14194
         15002                           14488
         15575                           14889
         15824                           15007
7/98     16003                  7/98     15310
         15607                           15840
         16350                           16091
         16195                           15948
7/99     15699                  7/99     15691
         15514                           15924
         15550                           15793
         15292                           16148
7/00     15353                  7/00     16626
         15259                           17085
         15874                           17976
         15587                           18148
7/01     16031                  7/01     18736
         16313                           19572
         16080                           19335
         15980                           19569
7/02     15379                  7/02     20146

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================

This chart compares AIM Income Fund's Class A shares to its benchmark index. It is intended to give you an idea of how your fund performed compared to that index over the period 7/31/92-7/31/02.

    It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Aggregate Bond Index is unmanaged, and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect the return on your investment.

    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, Class B, Class C and Class R shares will differ due to different sales charge structures and class expenses. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover.

    Performance shown in the chart and table does not reflect taxes a shareholder would pay on fund distributions or on redemption of fund shares. Performance for the indexes does not reflect the effects of taxes either.

CALENDAR YEAR TOTAL RETURNS (%)

================================================================================

                                                        CLASS A SHARES
                                                        EXCLULDING SALES CHARGES

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
7.28    15.38   -7.65   22.77   8.58    11.92   4.94    -2.92   -1.14   3.58

================================================================================

                                                                     APPENDIX IV

                                  [REGISTRANT]

                      MASTER INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT is made this   day of           , 200 , by and between
[Registrant], a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

     WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

     WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

     WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

     NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

     1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

     2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

          (a) supervise all aspects of the operations of the Funds;

          (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

          (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

          (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

          (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

     3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each
Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

     As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

     4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

     5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

     6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

     7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

          (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

          (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

          (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

          (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

          (e) any other applicable provisions of state, federal or foreign law.

     8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

          (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

          (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

          (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

          (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

          (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

     9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

     10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

     12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

     13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect
until           , 200 , and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

          (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

          (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
     Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

     14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act.

     15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

     16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

     17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

     18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the

Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

     20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                          [REGISTRANT]
                                          (a Delaware statutory trust)
Attest:

-----------------------------------------       By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

Attest:
                                                A I M ADVISORS, INC.

-----------------------------------------
                                                By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

                                   APPENDIX A
                           FUNDS AND EFFECTIVE DATES

NAME OF FUND                                                  EFFECTIVE DATE OF ADVISORY AGREEMENT
------------                                                  ------------------------------------
[To Be Added]                                                 [To Be Added]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

     The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

     [To Be Added -- Please see Exhibit L for the annual rates applicable to your Fund]

                                                                      APPENDIX V

                             [NAME OF INVESCO FUND]

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of August 13, 2003, by and between [name of current INVESCO Fund], a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and [name of new Delaware statutory trust], a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

     The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

     The Board of Directors of the Company has designated one or more classes of common stock that represent interests in each Current Fund. Each of these classes is listed on Schedule B to this Agreement and is referred to in this Agreement as a "Current Fund Class."

     The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

     Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

     Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

     The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

     NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.  DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

     1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

     1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

     1.3  "Code" shall mean the Internal Revenue Code of 1986, as amended.

     1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

     1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

     1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

     1.7  "Effective Time" shall have the meaning set forth in Section 3.1.

     1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

     1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

     1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

     1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

     1.12 "Registration Statement" shall have the meaning set forth in Section 5.4.

     1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

     1.14  "SEC" shall mean the Securities and Exchange Commission.

     1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

     1.16  "Shareholders Meeting" shall have the meaning set forth in Section
5.1.

     1.17  "Transfer Agent" shall have the meaning set forth in Section 2.2.

     1.18  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2.  PLAN OF REORGANIZATION

     2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

          (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

          (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

     2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

     2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

     2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

     2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

     2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3.  CLOSING

     3.1 The Closing shall occur at the principal office of the Company on [date], 2003, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

     3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New

Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

          (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

          (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

          (c) Each Current Fund is a duly established and designated series of the Company;

          (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

          (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

          (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

          (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

          (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

          (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

          (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

          (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

          (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

          (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

     4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

          (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

          (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

          (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

          (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

          (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

          (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

          (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

          (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act;

          (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

          (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

     4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

          (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

          (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

          (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

          (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5.  COVENANTS

     5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

     5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of the Trust's independent accountants, and to vote on the matters referred to in Section 5.3.

     5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, if applicable, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt plans of distribution pursuant to Rule 12b-l of the 1940 Act, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

     5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization, (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and (iii) if applicable, under which the Trust will succeed to the Registration Statement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6.  CONDITIONS PRECEDENT

     The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

          6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

          6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

          6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

             (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

             (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

             (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

             (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

          6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

     At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7.  EXPENSES

     Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8.  ENTIRE AGREEMENT

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10.  TERMINATION

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

          10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

          10.2  By the parties' mutual agreement.

     Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11.  MISCELLANEOUS

     11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                       [NAME OF MARYLAND CORPORATION],
                                              on behalf of each of its series listed in Schedule A

                                              By: ----------------------------------------------------
--------------------------------------------

                                              Title:
                                              --------------------------------------------------
Attest:                                       [NAME OF DELAWARE STATUTORY TRUST],
                                              on behalf of each of its series listed in Schedule A

                                              By: ----------------------------------------------------
--------------------------------------------

                                              Title:
                                              --------------------------------------------------

                                   SCHEDULE A

SERIES OF                                                      CORRESPONDING SERIES OF
[MARYLAND CORPORATION]                                        [DELAWARE STATUTORY TRUST]
(EACH A "CURRENT FUND")                                          (EACH A "NEW FUND")
-----------------------                                       --------------------------
[To Be Added]...............................................        [To Be Added]

                                   SCHEDULE B

                                                              CORRESPONDING CLASSES OF
CLASSES OF EACH CURRENT FUND                                       EACH NEW FUND
----------------------------                                  ------------------------
[To Be Added]...............................................       [To Be Added]

                                   SCHEDULE C

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

(INVESCO LOGO)

                                INVESCO BOND FUNDS, INC.

                        INVESCO U.S. GOVERNMENT SECURITIES FUND,
                         A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                                4350 SOUTH MONACO STREET
                                 DENVER, COLORADO 80237

                                                                 August 25, 2003

         Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds (including your Fund) and the AIM Funds.

     AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Directors approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of this new investment advisory agreement. If approved, this new agreement will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. Your Board has approved redomesticating your Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     Finally, the independent directors of your Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Raymond R. Cunningham

                                          Raymond R. Cunningham
                                          President

                            INVESCO BOND FUNDS, INC.

                    INVESCO U.S. GOVERNMENT SECURITIES FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

     To the Shareholders of INVESCO U.S. Government Securities Fund and the Shareholders of INVESCO Bond Funds, Inc. ("Company"):

     We cordially invite you to attend our Special Meeting of Shareholders to:

     1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of Company, will be transferred to AIM Intermediate Government Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

     3. Approve a new investment advisory agreement with A I M Advisors, Inc. for your Fund.

     4. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     5. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                                    -s- Glen A. Payne
                                                      Glen A. Payne
                                                        Secretary

August 25, 2003

          INVESCO BOND FUNDS, INC.                                GROUP J
  INVESCO U.S. GOVERNMENT SECURITIES FUND,           AIM INTERMEDIATE GOVERNMENT FUND
               A PORTFOLIO OF                                 A PORTFOLIO OF
          INVESCO BOND FUNDS, INC.                    AIM INVESTMENT SECURITIES FUNDS
          4350 SOUTH MONACO STREET                     11 GREENWAY PLAZA, SUITE 100
           DENVER, COLORADO 80237                        HOUSTON, TEXAS 77046-1173
               (800) 525-8085                                 (800) 347-4246

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of INVESCO U.S. Government Securities Fund (your Fund) and INVESCO Bond Funds, Inc. ("Company"). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund and shareholders of Company to vote on four proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of Company, with AIM Intermediate Government Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Directors of Company (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

     Company and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Company and Buying Fund is a series of Buyer. INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to your Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund in that both Buying Fund and your Fund seek a high level of current income, although your Fund also seeks capital appreciation. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated December 31, 2002, as supplemented June 30, 2003 and August 14, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated December 31, 2002, as supplemented June 12, 2003 and August 14, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 21, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 21, 2003, as supplemented July 28, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Company and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining three Proposals to be voted on are: the election of 16 directors to the Board of Directors of Company; the approval of a new advisory agreement with AIM for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM. Finally, the Board has approved the Plan as being advisable.

     All four Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Company has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
   NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR
                             ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    4
  Comparison of Performance.................................    5
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    5
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    6
  The Board's Recommendation on Proposal 1..................    7
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........    8
INFORMATION ABOUT BUYING FUND...............................    8
  Description of Buying Fund Shares.........................    9
  Management's Discussion of Fund Performance...............    9
  Financial Highlights......................................    9
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................    9
  Terms of the Reorganization...............................    9
  The Reorganization........................................   10
  Board Considerations......................................   10
  Other Terms...............................................   11
  Federal Income Tax Consequences...........................   12
  Accounting Treatment......................................   13
RIGHTS OF SHAREHOLDERS......................................   13
  General...................................................   13
  Liability of Shareholders.................................   13
  Election of Directors/Trustees; Terms.....................   13
  Removal of Directors/Trustees.............................   14
  Meetings of Shareholders..................................   14
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   14
  Dissolution and Termination...............................   15
  Voting Rights of Shareholders.............................   15
  Dissenters' Rights........................................   15
  Amendments to Organization Documents......................   15
CAPITALIZATION..............................................   16
INTERESTS OF CERTAIN PERSONS................................   17
LEGAL MATTERS...............................................   17
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   17
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   17
PROPOSAL 2 -- ELECTION OF DIRECTORS.........................   18
  Background................................................   18
  Structure of the Board of Directors.......................   18
  Nominees for Directors....................................   18
  The Board's Recommendation on Proposal 2..................   22
  Current Committees of the Board...........................   22

                                                              PAGE
                                                              ----
  Board and Committee Meeting Attendance....................   24
  Future Committee Structure................................   24
  Director's Compensation...................................   25
  Current Retirement Plan For Directors.....................   25
  Current Deferred Compensation Plan........................   26
  New Retirement Plan For Directors.........................   26
  New Deferred Compensation Agreements......................   27
  Officers of Company.......................................   27
  Security Ownership of Management..........................   27
  Director Ownership of Your Fund's Shares..................   28
PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   28
  Background................................................   28
  Your Fund's Current Investment Advisor....................   29
  The Proposed New Investment Advisor for Your Fund.........   29
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   29
  Terms of the Current Advisory Agreement...................   29
  Additional Services Provided by INVESCO and its
     Affiliates.............................................   31
  Advisory Fees Charged by AIM for Similar Funds it
     Manages................................................   31
  Terms of the Proposed Advisory Agreement..................   31
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   35
  The Board's Recommendation on Proposal 3..................   37
PROPOSAL 4 -- APPROVAL OF THE PLAN TO REDOMESTICATE COMPANY
  AS A DELAWARE STATUTORY TRUST.............................   37
  Background................................................   37
  Reasons for the Proposed Redomestication..................   38
  What the Proposed Redomestication Will Involve............   38
  The Federal Income Tax Consequences of the
     Redomestication........................................   40
  Appraisal Rights..........................................   40
  The Trust Compared to Company.............................   40
  The Board's Recommendation on Proposal 4..................   41
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   41
  Proxy Statement/Prospectus................................   41
  Time and Place of Special Meeting.........................   41
  Voting in Person..........................................   41
  Voting by Proxy...........................................   42
  Voting by Telephone or the Internet.......................   42
  Quorum Requirement and Adjournment........................   42
  Vote Necessary to Approve Each Proposal...................   43
  Proxy Solicitation........................................   43
  Other Matters.............................................   43
  Shareholder Proposals.....................................   43
  Ownership of Shares.......................................   44
INDEPENDENT PUBLIC ACCOUNTANTS..............................   44
  Fees Paid to the Auditor Related to Company...............   44
  Fees Paid to the Auditor Not Related to Company...........   44

EXHIBIT A  Classes of Shares of Your Fund and Corresponding
  Classes of Shares of Buying Fund..........................  A-1
EXHIBIT B  Comparison of Performance of Your Fund and Buying
  Fund......................................................  B-1
EXHIBIT C  Comparison Fee Table and Expense Example.........  C-1
EXHIBIT D  Director Compensation Table......................  D-1

                                                              PAGE
                                                              ----
EXHIBIT E  Officers of Company..............................  E-1
EXHIBIT F  Security Ownership of Management.................  F-1
EXHIBIT G  Director Ownership of Fund Shares................  G-1
EXHIBIT H  Principal Executive Officer and Directors of A IM
  Advisors, Inc.............................................  H-1
EXHIBIT I  Compensation to INVESCO Funds Group, Inc.........  I-1
EXHIBIT J  Fees Paid to INVESCO Funds Group, Inc. and
  Affiliates in Most Recent Fiscal Year.....................  J-1
EXHIBIT K  Advisory Fee Schedules for Other AIM Funds.......  K-1
EXHIBIT L  Proposed Compensation to A I M Advisors, Inc.....  L-1
EXHIBIT M  Shares Outstanding of Each Class of Your Fund on
  Record Date...............................................  M-1
EXHIBIT N  Ownership of Shares of Your Fund.................  N-1
EXHIBIT O  Ownership of Shares of Buying Fund...............  O-1

APPENDIX I  Agreement and Plan of Reorganization for Your
  Fund (to Effect the Reorganization)
APPENDIX II  Prospectus of Buying Fund
APPENDIX III  Discussion of Performance of Buying Fund
APPENDIX IV  Form of Investment Advisory Agreement with
  A I M Advisors, Inc.
APPENDIX V  Agreement and Plan of Reorganization for Your
  Fund (to Effect the Redomestication)

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(K) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 46 portfolios advised by INVESCO and Buying Fund is one of 86 portfolios advised by AIM. Proposals 1 through 4 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. Proposal 3 relates to this component of AMVESCAP's integration initiative.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts. Proposal 4 relates to this component of AMVESCAP's integration initiative.

     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Funds and the directors/trustees of the AIM Funds who are not "interested persons" (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of directors of your Fund.

     You are being asked to approve Proposals 2 through 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether a particular Proposal other than Proposal 1, if approved, should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on each remaining Proposal. For information about the Special Meeting and voting on Proposals 1 through 4, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 through 4, see "Information About the Special Meeting and
Voting -- Vote Necessary to Approve Each Proposal."

                    PROPOSAL 1 -- APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent directors, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Company, a Maryland corporation. Buying Fund is a series of Buyer, a Delaware statutory trust.

     If shareholders approve the Agreement by the Combined Shareholder Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal") and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Company and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives in that both Buying Fund and your Fund seek a high level of current income, although your Fund also seeks capital appreciation. Your Fund and Buying Fund also invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objectives or goals of your Fund are classified as fundamental, which means that the Board cannot change them without shareholder approval. The investment objective of Buying Fund is not classified as fundamental, which means that the Board of Trustees of Buyer can change it without shareholder approval. Having the ability to change the investment objective without shareholder approval allows the Board of Trustees to respond more quickly and efficiently to changing market conditions and to save Buying Fund and its shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

  INVESCO U.S. GOVERNMENT SECURITIES FUND                AIM INTERMEDIATE GOVERNMENT FUND
                (YOUR FUND)                                       (BUYING FUND)
--------------------------------------------       --------------------------------------------
                                     INVESTMENT OBJECTIVE
- high level of current income and capital         - high level of current income consistent
  appreciation                                       with reasonable concern for safety of
                                                     principal

                                     INVESTMENT STRATEGIES
- invests at least 80% of its net assets in        - invests at least 80% of its assets in debt
  debt securities issued or guaranteed by            securities issued, guaranteed or otherwise
  the U.S. government or its agencies and            backed by the U.S. government
  instrumentalities

  INVESCO U.S. GOVERNMENT SECURITIES FUND                AIM INTERMEDIATE GOVERNMENT FUND
                (YOUR FUND)                                       (BUYING FUND)
--------------------------------------------       --------------------------------------------
- direct U.S. government obligations include       - investments include (1) U.S. Treasury
  Treasury bonds, bills, and notes, and are          obligations and (2) obligations issued or
  backed by the full faith and credit of the         guaranteed by U.S. government agencies and
  U.S. Treasury; federal agency securities,          instrumentalities and supported by (a) the
  such as Governmental National Mortgage             full faith and credit of the U.S.
  Association, Federal National Mortgage             Treasury, (b) the right of the issuer to
  Association and Federal Home Loan Mortgage         borrow from the U.S. Treasury, or (c) the
  Corporation, are direct obligations of the         credit of the agency or instrumentality
  issuing agency, and may or may not be
  guaranteed by the U.S. government
- may invest in government agency mortgage-        - invests primarily in fixed-rate securities
  backed securities                                  such as high-coupon U.S. government agency
                                                     mortgage-backed securities, which consist
                                                     of interests in underlying mortgages with
                                                     maturities of up to thirty years
                                                   - investments may include synthetic
                                                     instruments such as warrants, futures,
                                                     options, exchange-traded funds and
                                                     American Depositary Receipts
- no corresponding strategies                      - may invest in securities of all maturities
                                                     issued or guaranteed by the U.S.
                                                     government or its agencies and
                                                     instrumentalities
                                                   - will maintain a weighted average effective
                                                     maturity, as estimated by Buying Fund's
                                                     portfolio managers, of between three and
                                                     ten years
- no corresponding strategy                        - Buying Fund focuses on securities the
                                                     portfolio managers believe have favorable
                                                     prospects for current income, consistent
                                                     with their reasonable concern for safety
                                                     of principal
- INVESCO actively manages and trades your         - may engage in active and frequent trading
  Fund's portfolio                                   of portfolio securities

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                           SERVICE PROVIDERS
                                    ---------------------------------------------------------------
                                       INVESCO U.S. GOVERNMENT        AIM INTERMEDIATE GOVERNMENT
                                           SECURITIES FUND                        FUND
SERVICE                                      (YOUR FUND)                     (BUYING FUND)
-------                             ------------------------------   ------------------------------
Investment Advisor................  INVESCO Funds Group, Inc.*       A I M Advisors, Inc.
                                    4350 South Monaco Street         11 Greenway Plaza, Suite 100
                                    Denver, Colorado 80237           Houston, Texas 77046-1173
Distributor.......................  A I M Distributors, Inc.**       A I M Distributors, Inc.
                                    11 Greenway Plaza, Suite 100     11 Greenway Plaza, Suite 100
                                    Houston, Texas 77046-1173        Houston, Texas 77046-1173
Administrator.....................  INVESCO Funds Group, Inc.***     A I M Advisors, Inc.
                                    4350 South Monaco Street         11 Greenway Plaza, Suite 100
                                    Denver, Colorado 80237           Houston, Texas 77046-1173
Custodian.........................  State Street Bank and Trust      State Street Bank and Trust
                                    Company                          Company
Transfer Agent and Dividend
Disbursing Agent..................  INVESCO Funds Group, Inc.****    A I M Fund Services, Inc.
Independent Auditors..............  PricewaterhouseCoopers LLP       Ernst & Young LLP

---------------

* If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

*** If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for your Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for your Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Investor Class shares of your Fund and Class A shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of August 31, 2002, and Buying Fund, as of July 31, 2002, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of July 31, 2002 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Class R shares of Buying Fund are available to investors. This class is not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

        CLASS A                    CLASS B                    CLASS C
------------------------   ------------------------   ------------------------
- subject to an initial    - not subject to an        - not subject to an
  sales charge*              initial sales charge       initial sales charge
- may be subject to a      - subject to a CDSC on     - subject to a CDSC on
  CDSC on redemptions        certain redemptions        certain redemptions
  made within 18 months      made within 6 years        made within 12 months
  from the date of           from the date of           from the date of
  certain large              purchase                   purchase***
  purchases**

           CLASS R
     (BUYING FUND ONLY)                INVESTOR CLASS
-----------------------------   -----------------------------
- not subject to an initial     - not subject to an initial
  sales charge                    sales charge
- may be subject to a CDSC on   - not subject to a CDSC
  redemptions made within 12
  months from the date of
  certain purchases

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of your Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of your Fund are subject to a CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of your Fund is computed based on their original purchase price. This method of computation changes to conform to Buying Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds and shares of

Buying Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R). It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     There is a risk that you could lose all or a portion of your investment in Buying Fund and that the income you may receive from your investment may vary. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by Buying Fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing a security may default or otherwise be unable to honor a financial obligation.

     If the seller of a repurchase agreement in which Buying Fund invests defaults on its obligation or declares bankruptcy, Buying Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, Buying Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

     High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. Buying Fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.

     Active trading of Buying Fund's securities may increase short-term gains and losses, which may affect the taxes you have to pay. If Buying Fund engages in active trading in portfolio securities, it may incur increased transaction costs, which can lower the actual return on your investment.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Your Fund may have greater exposure to duration risks to the extent the weighted average maturity is higher than Buying Fund's weighted average maturity. Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended July 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Company will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     In addition to the Special Meeting to vote on the Reorganization, the Board has called special meetings for the shareholders of each of Company's three other series portfolios to approve for each such series portfolio an agreement and plan of reorganization that is similar to the Agreement, under which all of the assets of each such series portfolio will be sold to a series portfolio of Buyer, resulting in the combination of the two series portfolios. If the Reorganization and all three other reorganizations are approved by shareholders by the 1940 Act Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal"), the resulting transactions will constitute a sale of all of Company's assets and, under applicable Maryland law and Company's Charter, the Reorganization and all three other reorganizations will require approval by shareholders by the Maryland Law Vote in addition to the 1940 Act Vote.

     If the Agreement and all three other reorganizations are approved by shareholders by the Combined Shareholder Vote, the Reorganization and all three other reorganizations will be consummated and Company and Buyer will cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland to transfer all of the assets of Company as soon as reasonably practicable after the Closing. Following the filing of Articles of Transfer, Company will file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Company as a Maryland corporation and an application for deregistration on Form N-8F under the 1940 Act with the Securities and Exchange Commission to deregister Company as an investment company.

     The Reorganization will also be consummated if shareholders approve the Agreement by the 1940 Act Vote and the Maryland Law Vote is ultimately not required because one or more of the three other reorganizations are not approved by the 1940 Act Vote. If shareholders approve the Agreement and all three other reorganizations by the 1940 Act Vote, but not by the Maryland Law Vote, the Board will determine whether to consummate the Reorganization and/or one or more of the other three reorganizations; provided, however, that in no event may the Reorganization and all three other reorganizations be consummated.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of your Fund from shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at a telephone meeting of the Board held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board held on May 13-15, 2003. A special task force of the Board met to consider the Reorganization on June 3, 2003. The Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 9, 2003.

     Over the course of the three Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund, particularly for the past year.

     - Management's representation that AIM's fixed income department could provide more depth and resources than INVESCO's fixed income department.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the three Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Trustees of Buyer consider the Reorganization at an in-person meeting of the Board of Trustees held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board of Trustees of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Trustees held on June 10-11, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Company and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Company and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders shall have approved the Agreement by the Combined Shareholder Vote; and

     - Company and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors of Company and the Board of Trustees of Buyer may waive without shareholder approval any default by Company or Buyer or any failure by Company or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund and Company do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Company nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Company and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Company and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Company or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Company is a Maryland corporation. Buyer is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of Buyer.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Buyer, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Buyer have elected a majority of the trustees of Buyer. Such trustees serve for the life of Buyer, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the holders of a majority of the outstanding shares of Company.

     A trustee of Buyer may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Buyer.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Buyer is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Buyer provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Buyer. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Buyer are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Buyer, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Buyer or any series or class of shares of beneficial interest in Buyer may be terminated by: (1) a majority shareholder vote of Buyer or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Buyer or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Buyer or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Buyer or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Buyer or one of its investment portfolios; (v) merger or consolidation of Buyer or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Company may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Buyer may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Buyer, without approval of the majority of the shares of Buyer. The trustees shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................    $9,834,060      $665,214,484     $675,048,544
Shares Outstanding.................................     1,058,232        70,439,515       71,480,932
Net Asset Value Per Share..........................    $     9.29      $       9.44     $       9.44

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................    $1,759,970      $763,166,637     $764,926,607
Shares Outstanding.................................       231,274        80,566,243       80,752,093
Net Asset Value Per Share..........................    $     7.61      $       9.47     $       9.47

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................    $8,736,082      $159,509,665     $168,245,747
Shares Outstanding.................................     1,149,602        16,901,453       17,826,980
Net Asset Value Per Share..........................    $     7.60      $       9.44     $       9.44

                                                                                 PRO FORMA
                                                               BUYING FUND      BUYING FUND
                                                              CLASS R SHARES   CLASS R SHARES
                                                              --------------   --------------
Net Assets..................................................    $1,675,799       $1,675,799
Shares Outstanding..........................................       177,404          177,404
Net Asset Value Per Share...................................    $     9.45       $     9.45

                                                                                      PRO FORMA
                                                     YOUR FUND       BUYING FUND     BUYING FUND
                                                      INVESTOR        INVESTOR         INVESTOR
                                                    CLASS SHARES   CLASS SHARES(1)   CLASS SHARES
                                                    ------------   ---------------   ------------
Net Assets........................................  $159,158,844        $   0        $159,158,844
Shares Outstanding................................    20,935,676            0          16,854,993
Net Asset Value Per Share.........................  $       7.60        $9.44        $       9.44

---------------

(1) As of March 31, 2003, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization. Investor Class shares of Buying Fund will commence operations at the net asset value per share of Buying Fund's Class A shares. Therefore, the Net Asset Value Per Share shown for Investor Class shares of Buying Fund in the table above is that of Buying Fund's Class A shares.

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated, AIM, as the investment advisor of Buying Fund, will gain approximately $179 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which AIM will receive advisory fees. Exhibit C sets forth AIM's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Fund Performance" for more information about the performance of your Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Share Price" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund;
(v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the purchase, redemption and repurchase of shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

                     INFORMATION FILED WITH THE SECURITIES
                            AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Company and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Company's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-2674. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-5686. Such Buying Fund Prospectus is incorporated herein by reference.

     Company and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Company and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Company and Buyer and other registrants that file electronically with the SEC.

                      PROPOSAL 2 -- ELECTION OF DIRECTORS

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Funds and the independent directors/trustees of the AIM Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board currently consists of the following 11 persons: Bob R. Baker, Sueann Ambron, Victor L. Andrews, Lawrence H. Budner, James T. Bunch, Raymond R. Cunningham, Richard W. Healey, Gerald L. Lewis, John W. McIntyre, Larry Soll, Ph.D. and Mark H. Williamson. Eight of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of the 1940 Act. Three of the current directors are "interested persons" because of their business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP. Six of the current directors have declined to stand for re-election as directors of Company. Therefore, their terms as directors of Company will end upon the election and qualification of their successor directors at the Special Meeting.

NOMINEES FOR DIRECTORS

     Company's nominating committee (which consists solely of independent directors) has approved the nomination of five of the 11 current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the nominating committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current director serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each nominee who is a current director oversees 46 portfolios which comprise the INVESCO Funds. The business address of each nominee who is a current director is 4350 South Monaco Street, Denver, Colorado 80237.

     Each new nominee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each new nominee currently oversees 86 portfolios which comprise the AIM Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS

                            DIRECTOR    PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH       SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------      --------   --------------------------   --------------------------
Bob R. Baker -- 1936......    1983     Consultant (2000-present);   None
                                       formerly, President and
                                       Chief Executive Officer
                                       (1988-2000) of AMC Cancer
                                       Research Center, Denver,
                                       Colorado; until mid-
                                       December 1988, Vice
                                       Chairman of the Board of
                                       First Columbia Financial
                                       Corporation, Englewood,
                                       Colorado; formerly,
                                       Chairman of the Board and
                                       Chief Executive Officer of
                                       First Columbia Financial
                                       Corporation.
James T. Bunch -- 1942....    2000     Co-President and Founder     None
                                       of Green, Manning & Bunch
                                       Ltd., Denver, Colorado
                                       (1988-present) (investment
                                       banking firm); Director
                                       and Vice President of
                                       Western Golf Association
                                       and Evans Scholars
                                       Foundation; Executive
                                       Committee, United States
                                       Golf Association;
                                       formerly, General Counsel
                                       and Director of Boettcher
                                       & Co., Denver, Colorado;
                                       and formerly, Chairman and
                                       Managing Partner, law firm
                                       of Davis, Graham & Stubbs,
                                       Denver, Colorado.
Gerald J. Lewis -- 1933...    2000     Chairman of Lawsuit          General Chemical Group,
                                       Resolution Services, San     Inc., Hampdon, New
                                       Diego, California (1987-     Hampshire (1996-present),
                                       present); formerly,          Wheelabrator Technologies,
                                       Associate Justice of the     Inc. (waste management
                                       California Court of          company), Fisher
                                       Appeals; and Of Counsel,     Scientific, Inc.
                                       law firm of Latham &         (laboratory supplies),
                                       Watkins, San Diego,          Henley Manufacturing,
                                       California (1987-1997).      Inc., and California
                                                                    Coastal Properties, Inc.

                                          DIRECTOR    PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                     SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------                    --------   --------------------------   --------------------------
Larry Soll, Ph.D. -- 1942...............    1997     Retired; formerly,           Synergen Inc. (since
                                                     Chairman of the Board        incorporation in 1982) and
                                                     (1987-1994), Chief           Isis Pharmaceuticals, Inc.
                                                     Executive Officer
                                                     (1982-1989 and 1993-1994)
                                                     and President (1982-1989)
                                                     of Synergen Inc.
                                                     (biotechnology company);
                                                     and formerly, trustee of
                                                     INVESCO Global Health
                                                     Sciences Fund.

  NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON

                                          DIRECTOR    PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                     SINCE        DURING PAST 5 YEARS      OTHER DIRECTORSHIP(S) HELD
----------------------                    --------   -------------------------   --------------------------
Mark H. Williamson(1) -- 1951...........    1998     Director, President and     Director/trustee of each
                                                     Chief Executive Officer,    of the 17 AIM Funds
                                                     A I M Management Group
                                                     Inc.; Director, Chairman
                                                     and President, A I M
                                                     Advisors, Inc.
                                                     (registered investment
                                                     advisor); Director, A I M
                                                     Distributors, Inc.
                                                     (registered broker
                                                     dealer); and Chief
                                                     Executive Officer of the
                                                     AIM Division of AMVESCAP
                                                     PLC (2003-present);
                                                     formerly, Chief Executive
                                                     Officer, Managed Products
                                                     Division, AMVESCAP PLC
                                                     (2001-2002); Chairman of
                                                     the Board (1998-2002),
                                                     President (1998-2002) and
                                                     Chief Executive Officer
                                                     (1998-2002) of INVESCO
                                                     Funds Group, Inc.
                                                     (registered investment
                                                     advisor) and INVESCO
                                                     Distributors, Inc.
                                                     (registered broker
                                                     dealer); Chief Operating
                                                     Officer and Chairman of
                                                     the Board of INVESCO
                                                     Global Health Sciences
                                                     Fund; Chairman and Chief
                                                     Executive Officer of
                                                     NationsBanc Advisors,
                                                     Inc.; and Chairman of
                                                     NationsBanc Investments,
                                                     Inc.

---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS

                                              PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                          DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------                      ---------------------------   ---------------------------
Frank S. Bayley -- 1939...................  Of Counsel, law firm of       Badgley Funds, Inc.
                                            Baker & McKenzie              (registered investment
                                                                          company)
Bruce L. Crockett -- 1944.................  Chairman, Crockett            ACE Limited (insurance
                                            Technology Associates         company); Captaris, Inc.
                                            (technology consulting        (unified messaging
                                            company) and Captaris, Inc.   provider)
                                            (unified messaging
                                            provider)
Albert R. Dowden -- 1941..................  Director of a number of       Cortland Trust, Inc.
                                            public and private business   (Chairman) (registered
                                            corporations, including the   investment company);
                                            Boss Group, Ltd. (private     Annuity and Life Re
                                            investment and management)    (Holdings), Ltd. (insurance
                                            and Magellan Insurance        company)
                                            Company; formerly,
                                            President, Chief Executive
                                            Officer and Director, Volvo
                                            Group North America, Inc.;
                                            Senior Vice President, AB
                                            Volvo and director of
                                            various affiliated Volvo
                                            Group companies
Edward K. Dunn, Jr. -- 1935...............  Formerly, Chairman,           None
                                            Mercantile Mortgage Corp.;
                                            President and Chief
                                            Operating Officer,
                                            Mercantile-Safe Deposit &
                                            Trust Co.; and President,
                                            Mercantile Bankshares Corp.
Jack M. Fields -- 1952....................  Chief Executive Officer,      Administaff
                                            Twenty First Century Group,
                                            Inc. (government affairs
                                            company) and Texana Timber
                                            LP
Carl Frischling -- 1937...................  Partner, law firm of Kramer   Cortland Trust, Inc.
                                            Levin Naftalis & Frankel      (registered investment
                                            LLP                           company)
Prema Mathai-Davis -- 1950................  Formerly, Chief Executive     None
                                            Officer, YWCA of the USA
Lewis F. Pennock -- 1942..................  Partner, law firm of          None
                                            Pennock & Cooper
Ruth H. Quigley -- 1935...................  Retired                       None
Louis S. Sklar -- 1939....................  Executive Vice President,     None
                                            Development and Operations,
                                            Hines Interests Limited
                                            Partnership (real estate
                                            development company)

  NEW NOMINEE WHO WILL BE AN INTERESTED PERSON

                                              PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                          DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------                      ---------------------------   ---------------------------
Robert H. Graham(1) -- 1946...............  Director and Chairman,        None
                                            A I M Management Group Inc.
                                            (financial services holding
                                            company); and Director and
                                            Vice Chairman, AMVESCAP PLC
                                            (parent of AIM and a global
                                            investment management firm)
                                            and Chairman, AMVESCAP
                                            PLC -- AIM Division;
                                            formerly, President and
                                            Chief Executive Officer,
                                            A I M Management Group
                                            Inc.; Director, Chairman
                                            and President, A I M
                                            Advisors, Inc. (registered
                                            investment advisor);
                                            Director and Chairman,
                                            A I M Capital Management,
                                            Inc. (registered investment
                                            advisor), A I M
                                            Distributors, Inc.
                                            (registered broker dealer),
                                            A I M Fund Services, Inc.
                                            (registered transfer
                                            agent), and Fund Management
                                            Company (registered broker
                                            dealer); and Chief
                                            Executive Officer, AMVESCAP
                                            PLC -- Managed Products

---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

CURRENT COMMITTEES OF THE BOARD

     The Board currently has nine standing committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

  AUDIT COMMITTEE

     Company has an audit committee established for the purpose of overseeing the accounting and financial reporting process of Company and audits of the financial statements of Company. The audit committee is comprised entirely of independent directors. The committee meets quarterly with Company's independent accountants and officers to review accounting principles used by Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The current members of the audit committee are Messrs. Baker, Budner, Lewis and McIntyre.

  EXECUTIVE COMMITTEE

     Company has an executive committee. On occasion, the committee acts upon the current and ordinary business of Company between the meetings of the Board. Except for certain powers which, under applicable law, may only be exercised by the full Board, the committee may exercise all powers and authority of the Board in the management of the business of Company. All decisions are subsequently submitted for ratification by the Board. The current members of the executive committee are Messrs. Baker, Bunch, McIntyre and Williamson.

  INVESTMENTS AND MANAGEMENT LIAISON COMMITTEE

     Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Company, and to review investment, legal and operational matters which have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The current members of the investments and management liaison committee are Messrs. Andrews, Baker, Bunch, Soll and Dr. Ambron.

  BROKERAGE COMMITTEE

     Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by your Fund and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Board. The current members of the brokerage committee are Messrs. Budner, Bunch and McIntyre.

  DERIVATIVES COMMITTEE

     Company has a derivatives committee. The committee meets periodically to review derivatives investments made by your Fund. It monitors the use of derivatives by your Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Board. The committee reports on these matters to the Board. The current members of the derivatives committee are Messrs. Andrews, Lewis and Soll.

  NOMINATING COMMITTEE

     Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the Chairman of the nominating committee. The current members of the nominating committee are Messrs. Baker, Bunch, Lewis and Soll.

  LEGAL COMMITTEE

     Company has a legal committee. The committee meets periodically to review compensation arrangements with counsel to Company and to its independent directors. The committee reports on these matters to the Board. The current members of the legal committee are Messrs. Bunch, Lewis and McIntyre.

  COMPENSATION COMMITTEE

     Company has a compensation committee. The committee meets periodically to review compensation arrangements of Company's independent directors. The committee reports on these matters to the Board. The current members of the compensation committee are Messrs. Andrews, Baker, Budner and Soll.

  VALUATION COMMITTEE

     Company has a valuation committee. The committee meets periodically to review valuation issues regarding investments made by your Fund. The committee reports on these matters to the Board. The current members of the valuation committee are Messrs. Baker, Bunch, Cunningham and McIntyre.

  RETIREMENT PLAN COMMITTEE

     Company has a retirement plan committee. The committee meets periodically to review Company's retirement arrangements for its independent directors. The committee reports on these matters to the Board. The current members of the retirement plan committee are Messrs. Andrews, Baker, Budner, Cunningham and Soll.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended August 31, 2002, the Board met eight times, the audit committee met four times, the investments and management liaison committee met four times, the brokerage committee met four times, the derivatives committee met four times, the nominating committee met two times, the legal committee met three times, the compensation committee met four times, and the executive, valuation and retirement plan committees did not meet. All of the current directors then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

FUTURE COMMITTEE STRUCTURE

     As a result of the combination of the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds, it is expected that the Board will adopt a committee structure that is the same as that which is in effect for the AIM Funds, so that the Board will have four committees: an Audit Committee, a Committee on Directors/Trustees, an Investments Committee and a Valuation Committee. These committees are described below.

  AUDIT COMMITTEE

     The Audit Committee will be comprised entirely of independent directors. The Audit Committee will be responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees will be comprised entirely of independent directors. It will be responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors; (ii) nominating persons who are not interested persons of Company for selection as members of each committee of the Board, including, without limitation, the audit committee, the committee on directors, the investments committee and the valuation committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

  INVESTMENTS COMMITTEE

     The Investments Committee will be responsible for: (i) overseeing the advisor's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The Valuation Committee will be responsible for: (i) periodically reviewing the advisor's procedures for valuing securities ("Procedures"), and making any recommendations to the advisor with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by the advisor from time to time; (iii) periodically reviewing information provided by the advisor regarding industry developments in connection with valuation; (iv) periodically reviewing information from the advisor regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the committee or to the committee and the full Board simultaneously); and (v) if requested by the advisor, assisting the advisor's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

DIRECTOR'S COMPENSATION

     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other INVESCO Funds. Each such director receives a fee, allocated among the INVESCO Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002 is found in Exhibit D.

CURRENT RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds have adopted a Retirement Plan (the "Retirement Plan") and a Deferred Retirement Plan Account Agreement (the "Account Agreement"). Certain of the independent directors of Company participate either in the Retirement Plan or in the Account Agreement. Under the Retirement Plan and the Account Agreement, each participating director who is not an interested person of the INVESCO Funds and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

     Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Retirement Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Retirement Plan receives no benefits from the Account Agreement. The cost of the Retirement Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee administering the Retirement Plan.

     A Participating Qualified Director who has elected to participate in the Account Agreement receives no benefits from the Retirement Plan. Pursuant to the terms of the Account Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate per annum (currently 5.75%), will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the INVESCO Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Account Agreement.

     Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

CURRENT DEFERRED COMPENSATION PLAN

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except INVESCO Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each independent director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the independent director may own either directly or beneficially. Each of the independent directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

NEW RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds intend to adopt a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which will be effective as of the date of the Special Meeting. The New Retirement Plan also will be adopted by the Boards of Directors/Trustees of the AIM Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds. The retirement plan will include a retirement policy as well as retirement benefits for independent directors.

     The retirement policy will permit each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors will be able to extend from time to time the retirement date of a director.

     Annual retirement benefits will be available to each independent director of Company and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such director's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan will not be secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors will cease to accrue benefits under the Retirement Plan and the Account Agreement. Messrs. Baker and Soll will not receive any additional benefits under the Retirement Plan or the Account Agreement, but will be entitled to amounts which have been previously funded under the Retirement Plan or the Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Retirement Plan and the Account Agreement.

NEW DEFERRED COMPENSATION AGREEMENTS

     The Boards of Directors of the INVESCO Funds intend to adopt new deferred compensation agreements which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the AIM Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director will have the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.

     The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors will have the status of unsecured creditors of Company and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

OFFICERS OF COMPANY

     Information regarding the current officers of Company can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by the directors, nominees and current executive officers of Company can be found in Exhibit F.

DIRECTOR OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds and the AIM Funds complex can be found in Exhibit G.

                                 PROPOSAL 3 --
                APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which AIM will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     The Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. The Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with AIM is at Appendix IV.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 3, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided by INVESCO pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with AIM. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, AIM will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with AIM is approved, INVESCO will assign to AIM its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting AIM for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board held on August 12-13, 2003, the Board, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR

     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on February 28, 1997. Your Fund's shareholders last voted on the agreement on January 31, 1997, for the purpose of approving a new investment advisory agreement for your Fund, with the same parties and on terms substantially identical to your Fund's then-existing investment advisory agreement. Such approval was necessary because your Fund's then-existing investment advisory agreement terminated automatically by operation of law upon the consummation on February 28, 1997, of the merger of A I M Management Group Inc. and INVESCO PLC, which at that time was the ultimate parent company of your Fund's investment advisor. The Board, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.

THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A 1AG, United Kingdom. AMVESCAP and its subsidiaries are an independent investment management group. A list of the names, addresses and principal occupations of the principal executive officer and directors of AIM is in Exhibit H.

POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, also is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised, and calculates the net asset value of your Fund, subject to such procedures established by the Board and based upon information provided by your Fund, the custodian of your Fund or other source as designated by the Board. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO also provides, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities.

     Under the terms of the current advisory agreement, INVESCO has no liability to Company, your Fund or to your Fund's shareholders or creditors, for any error of judgment, mistake of law, or for any loss arising out of any investment, nor for any other act or omission, in the performance of its obligations to Company or your Fund unless such act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the current advisory agreement.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund and each other series portfolio of Company, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund and each other series portfolio of Company or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the Board;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.

     The annual rates at which INVESCO receives fees from your Fund under the current advisory agreement, the total net assets of your Fund, the dollar amounts of advisory fees paid to INVESCO by your Fund net of any expense limitations and the reimbursement, if any, made by INVESCO to your Fund for the most recent fiscal year are in Exhibit I.

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

ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES

     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. INVESCO currently serves as your Fund's transfer agent. Prior to July 1, 2003, INVESCO Distributors, Inc. served as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO. Information concerning fees paid to INVESCO and its affiliates for these services is in Exhibit J.

ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES

     The advisory fee schedules for other funds advised by AIM with similar investment objectives as your Fund are in Exhibit K.

TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising your Funds' assets and investment research and management, subject at all times to the policies and control of the Board. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.

     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual rates at which AIM will receive advisory fees from your Fund under the proposed advisory agreement are in Exhibit L.

     If Proposal 3 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market Fund to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Fund as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.

     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - expand provisions regarding broker-dealer relationships that are set forth in the current advisory agreement to make them consistent with similar provisions in other AIM advisory agreements;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - simplify certain rights applicable to your Fund's right to terminate advisory services or amend the proposed advisory agreement;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same or lower costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there by any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  BROKER-DEALER RELATIONSHIPS AND AFFILIATED BROKERAGE

     The current advisory agreement requires INVESCO, when selecting brokers or dealers, to first obtain the most favorable execution and price for your Fund; after fulfilling this primary requirement INVESCO may consider, as secondary factors whether such firms provide statistical research and other information to INVESCO. The proposed advisory agreement specifies that AIM's primary consideration in effecting a security transaction will be to obtain the best execution. In selecting broker-dealers to execute particular transactions, AIM will consider the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order and the value of the expected contribution of the broker-dealer to the investment performance of Company's portfolio funds on a continuing basis. Accordingly, the price to your Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered by the broker-dealer. The broker-dealer relationship provisions of the current advisory agreement with INVESCO for your Fund do not specify these factors.

     Although AIM does not currently execute trades through brokers or dealers that are affiliated with AIM, the proposed advisory agreement includes a new provision that would permit such trades, subject to compliance with applicable federal securities laws, rules, interpretations and exemptions.

  SECURITIES LENDING

     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Administrative services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  TERMINATION/AMENDMENT RIGHTS

     The current advisory agreement with INVESCO provides that Company can terminate the agreement with INVESCO or amend the terms of the agreement upon receipt of the affirmative vote of a majority of the outstanding securities (as defined in the 1940 Act) of all series portfolios of Company. Under the 1940 Act and the regulations thereunder, as interpreted by the SEC, advisory services provided to your Fund cannot be terminated or amended without the approval by a majority of the outstanding securities of your Fund, unless, in the case of an amendment, the Board may approve the changes. The proposed advisory agreement simplifies the language regarding termination and amendment of the agreement to be consistent with the 1940 Act and the regulations thereunder, as interpreted by the SEC.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor.

  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     As described above under the descriptions of the terms of the current advisory agreement and the proposed advisory agreement, respectively, both agreements provide limitation of liability for the advisor. The limitation of liability provisions of the 1940 Act also apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT

     At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on August 12-13, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

     The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:

     - The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposal 3 is approved by shareholders.

     - The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending.

     - Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement.

     - The performance record of your Fund. The Board reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     - Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fees that are being proposed under the proposed advisory agreement are the same as the advisory fees paid to INVESCO under the current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     - The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     - The terms of the proposed advisory agreement. The Board reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.

     After considering the above factors, the Board concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.

     The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve Proposal 3, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     The Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                       PROPOSAL 4 -- APPROVAL OF THE PLAN
             TO REDOMESTICATE COMPANY AS A DELAWARE STATUTORY TRUST

BACKGROUND

     Company currently is organized as a Maryland corporation. AMVESCAP has identified each series portfolio of Company as appropriate to be redomesticated as a new series portfolio of a newly created open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act (the "Trust").

     If Proposal 1 is approved by the shareholders of your Fund, your Fund will be combined with Buying Fund and will not be redomesticated as a new series portfolio of the Trust. You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from redomesticating as a new series portfolio of the Trust.

     The Board has approved the Plan, which provides for a series of transactions to convert your Fund and each other series portfolio of Company (each, a "Current Fund") to a corresponding series (a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix V.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board is soliciting the proxies of the shareholders of Company's other series portfolios to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The Trust, like Company, will operate as an open-end management investment company registered with the SEC under the 1940 Act.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the AIM Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The Trust will be governed primarily by the terms of its Declaration of Trust. In particular, the Trust will have greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, the Trust has been formed as a Delaware statutory trust pursuant to its Declaration of Trust, and each New Fund has been established as a series portfolio of the Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board, notwithstanding the approval of the Plan by the shareholders of any Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of any Current Fund. Company and the Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of any Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of the Trust prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to that described in Proposal 3 and a new investment advisory agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing investment advisory agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 3. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO.

     - Assuming that Proposal 3 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 3 and a new administrative services agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing administrative services agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by AIM Distributors.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of each New Fund that will be substantially identical to the corresponding Current Fund's existing distribution plan for that class.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with A I M Fund Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.

     - Elect the directors of Company as the trustees of the Trust to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders, and except as they retire in accordance with the Trust's retirement policy for trustees. The Trust's retirement policy for trustees will replace Company's retirement policy for directors.

     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund.

     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 4, Company currently contemplates that the Redomestication will be consummated on November 4, 2003.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE TRUST COMPARED TO COMPANY

  STRUCTURE OF THE TRUST

     The Trust has been established under the laws of the State of Delaware by the filing of a certificate of trust in the office of the Secretary of State of Delaware. The Trust has established series corresponding to and having identical designations as the series portfolios of Company. The Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The Trust's fiscal year is the same as that of Company. The Trust will not have any operations prior to the Redomestication. Initially, Company will be the sole shareholder of the Trust.

     As a Delaware statutory trust, the Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE TRUST

     Subject to the provisions of the Declaration of Trust, the business of the Trust will be managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the Trust are substantially the same as those of the directors of Company.

     The trustees of the Trust would be those persons elected at this Special Meeting to serve as directors of Company. Information concerning the nominees for election as directors of Company is set forth above under Proposal 2.

  SHARES OF THE TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.01 per share. Shareholders do not have the right to demand or require the Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of Company and of the Declaration of Trust and the Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Company intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit M. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Company at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Company in writing to the address of Company set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if (a) shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date and (b) shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposals 2 and 4 if shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 3 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposals 1 and 3.  Approvals of Proposals 1 and 3 requires the lesser of
(a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund (the "1940 Act Vote"). Applicable Maryland law and the Charter of Company may also require that Proposal 1 be approved by the affirmative vote of a majority of the issued and outstanding shares of Company, which includes the shares of your Fund and the shares of the three other series portfolios of Company, all voting together (the "Maryland Law Vote" and together with the 1940 Act Vote, the "Combined Shareholder Vote"). See "Additional Information About the
Agreement -- The Reorganization." Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1 and 3 because approval of Proposals 1 and 3 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities or the issued and outstanding shares, as applicable.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect directors, meaning that the director nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for directors, the plurality requirement is not a factor. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal. We expect that brokers will be entitled to vote on this proposal, but any broker non-vote will have no effect on the outcome of this proposal.

     Proposal 4. Approval of Proposal 4 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.

PROXY SOLICITATION

     Company has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $15,100. Company expects to solicit proxies principally by mail, but Company or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Company's officers will not receive any additional or special compensation for any such solicitation. AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Company at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Company must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of how to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Current Committees of the Board -- Nominating Committee."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit N.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit O.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audit committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Company's independent public accountants for the fiscal year ending August 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The audit committee of the Board has considered whether the provisions of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO COMPANY

     The Auditor billed Company (consisting of four separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................  $79,950
Financial Information Systems Design and Implementation
  Fees......................................................  $     0
All Other Fees*.............................................  $12,137
                                                              -------
Total Fees..................................................  $92,087

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Company.

FEES PAID TO THE AUDITOR NOT RELATED TO COMPANY

     The Auditor billed INVESCO aggregate fees for professional services rendered for the 2002 fiscal year to INVESCO, or any affiliate that provided services to Company, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $      0
All Other Fees**............................................  $149,083
                                                              --------
Total Fees..................................................  $149,083

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provide support for the operations of Company. All Other Fees include services relating to tax services, controls review on the transfer agency, research on accounting consultations, a CRM project and other agreed upon procedures. The services performed for your Fund's advisor and related entities benefit many legal entities of INVESCO, including many sister funds within the investment company complex.

                                   EXHIBIT A

                                                    CORRESPONDING CLASSES OF
      CLASSES OF SHARES OF YOUR FUND                 SHARES OF BUYING FUND
      ------------------------------                ------------------------
              Class A shares                             Class A shares
              Class B shares                             Class B shares
              Class C shares                             Class C shares
          Investor Class shares                      Investor Class shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

INVESCO U.S. GOVERNMENT SECURITIES FUND (YOUR FUND)

     Performance information in the bar chart below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes. Performance information for Class A and B is not shown in the table as those classes do not yet have a full calendar year of performance.

     The bar chart below shows the Fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total returns of Investor Class for various periods ended December 31, 2001 compared to the Lehman Government Long Bond Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown is not relevant.

     The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

               U.S. GOVERNMENT SECURITIES FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'92.........................................................   5.68%
'93.........................................................  10.28%
'94.........................................................  (7.20%)
'95.........................................................  22.13%
'96.........................................................   0.47%
'97.........................................................  12.26%
'98.........................................................  10.11%
'99.........................................................  (5.97%)
'00.........................................................  14.65%
'01.........................................................   5.41%


Best Calendar Qtr. 6/95 7.68%
Worst Calendar Qtr. 3/94 (4.53%)

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                         AS OF 12/31/01
                                                              ------------------------------------
                                                              1 YEAR     5 YEARS      10 YEARS
                                                              ------     -------   ---------------
U.S. Government Securities Fund(1)(2)
  Return Before Taxes.......................................   5.41%      7.03%         6.43%
  Return After Taxes on Distributions.......................   3.54%      4.32%         3.85%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................   3.29%      4.37%         3.92%
Lehman Government Long Bond Index(3) (reflects no deduction
  for fees, expenses, or taxes).............................   4.34%      8.38%         8.56%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of U.S. Government Securities Fund year-to-date as of the calendar quarter ended September 30, 2002 was 9.03%.

(3) Lehman Government Long Bond Index is an unmanaged index indicative of the high yield bond, broad domestic fixed-income, municipal government bond and longer-term government bond markets. Please keep in mind that the index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSC that may be paid by the shareholder.

AIM INTERMEDIATE GOVERNMENT FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................    7.07%
1994...................................................................   -3.44%
1995...................................................................   16.28%
1996...................................................................    2.35%
1997...................................................................    9.07%
1998...................................................................    8.17%
1999...................................................................   -1.87%
2000...................................................................    9.37%
2001...................................................................    6.11%
2002...................................................................   10.00%

     The Class A share's year-to-date total return as of June 30, 2003 was 1.78%.

     During the periods shown in the bar chart, the highest quarterly return was 5.49% (quarter ended June 30, 1995) and the lowest quarterly return was -2.92% (quarter ended March 31, 1994).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                                         INCEPTION
                                                           1 YEAR   5 YEARS   10 YEARS     DATE
                                                           ------   -------   --------   ---------
Class A                                                                                  04/28/87
  Return Before Taxes....................................   4.79%     5.24%     5.65%
  Return After Taxes on Distributions....................   2.96      2.81      3.01
  Return After Taxes on Distributions and Sale of Fund
     Shares..............................................   2.89      2.93      3.13
Lehman Brothers U.S. Aggregate Bond Index(1).............  10.25      7.55      7.51
Lehman Brothers Intermediate U.S. Government Bond
  Index(2)...............................................   9.64      7.44      6.91
Lehman Brothers Intermediate U.S. Government and Mortgage
  Index(3)...............................................   9.11      7.39       N/A
Lipper Intermediate U.S. Government Fund Index(4)........  10.00      7.01      6.62

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers Intermediate U.S. Government Bond Index because the Lehman Brothers U.S. Aggregate Bond Index is a more widely recognized gauge of the U.S. bond market. The fund also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

(3) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.

(4) The Lipper Intermediate U.S. Government Fund Index measures the performance of the largest government securities funds. It is compiled by Lipper Analytical Services, Inc., an independent mutual funds performance monitor. Results shown reflect reinvestment of dividends.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C and Investor Class shares of INVESCO U.S. Government Securities Fund ("Selling Fund"), and of Class A, Class B, Class C and Class R shares of AIM Intermediate Government Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                          SELLING FUND (AS OF 8/31/02)                BUYING FUND (AS OF 7/31/02)
                                    -----------------------------------------   ----------------------------------------
                                                                     INVESTOR
                                    CLASS A      CLASS B   CLASS C    CLASS     CLASS A      CLASS B   CLASS C   CLASS R
                                    SHARES       SHARES    SHARES     SHARES    SHARES       SHARES    SHARES    SHARES
                                    -------      -------   -------   --------   -------      -------   -------   -------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering price)...   4.75%        None      None       None      4.75%        None      None      None
Maximum Deferred Sales Charge
  (Load)(1).......................   None(2)(3)   5.00%     1.00%      None      None(2)(4)   5.00%     1.00%     None(5)
ANNUAL FUND OPERATING EXPENSES(6)
(expenses that are deducted from
  fund assets)
Management Fees...................   0.55%        0.55%     0.55%      0.55%     0.40%        0.40%     0.40%     0.40%
Distribution and/or Service
  (12b-1) Fees(7).................   0.35%        1.00%     1.00%      0.25%     0.25%        1.00%     1.00%     0.50%
Other Expenses(8).................   0.55%        0.54%     0.49%      0.63%     0.25%        0.25%     0.25%     0.25%
Interest..........................   None         None      None       None      0.04%        0.04%     0.04%     0.04%
Total Other Expenses..............   0.55%        0.54%     0.49%      0.63%     0.29%        0.29%     0.29%     0.29%
Total Annual Fund Operating
  Expenses(9).....................   1.45%        2.09%     2.04%      1.43%     0.94%        1.69%     1.69%     1.19%

                                            PRO FORMA COMBINED (AS OF 7/31/02)
                                    ---------------------------------------------------
                                                                               INVESTOR
                                    CLASS A      CLASS B   CLASS C   CLASS R    CLASS
                                    SHARES       SHARES    SHARES    SHARES     SHARES
                                    -------      -------   -------   -------   --------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering price)...   4.75%        None      None      None       None
Maximum Deferred Sales Charge
  (Load)(1).......................   None(2)(4)   5.00%     1.00%     None(5)    None
ANNUAL FUND OPERATING EXPENSES(6)
(expenses that are deducted from
  fund assets)
Management Fees...................   0.40%        0.40%     0.40%     0.40%      0.40%
Distribution and/or Service
  (12b-1) Fees(7).................   0.25%        1.00%     1.00%     0.50%      0.25%
Other Expenses(8).................   0.25%        0.25%     0.25%     0.25%      0.25%
Interest..........................   0.04%        0.04%     0.04%     0.04%      0.04%
Total Other Expenses..............   0.29%        0.29%     0.29%     0.29%      0.29%
Total Annual Fund Operating
  Expenses(9).....................   0.94%        1.69%     1.69%     1.19%      0.94%

---------------

(1) For Selling Fund, calculated as a percentage of original purchase price. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price or redemption proceeds, whichever is less.

(2) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) For qualified plans investing in Selling Fund Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

(4) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon such class' assets, if you own shares for a long period of time, you pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) Other Expenses for Selling Fund's Class A and Class B are based on estimated expenses for the current fiscal year.

(9) INVESCO has contractually agreed to waive fees and bear any expenses on Selling Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75% and 2.75% on Class A, Class B and Class C shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.10%, 1.75%, 1.75% and 1.00% on Class A, Class B, Class C and Investor Class shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and Selling Fund if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                              ONE    THREE    FIVE     TEN
                                                              YEAR   YEARS   YEARS    YEARS
                                                              ----   -----   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.............  $616   $912    $1,230   $2,128
  Assuming no redemption....................................  $616   $912    $1,230   $2,128
Class B shares
  Assuming complete redemption at end of period(2)(3).......  $712   $955    $1,324   $2,257
  Assuming no redemption(3).................................  $212   $655    $1,124   $2,257
Class C shares
  Assuming complete redemption at end of period(2)..........  $307   $640    $1,098   $2,369
  Assuming no redemption....................................  $207   $640    $1,098   $2,369
Investor Class shares
  Assuming complete redemption at end of period.............  $146   $452    $  782   $1,713
  Assuming no redemption....................................  $146   $452    $  782   $1,713
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.............  $566   $760    $  970   $1,575
  Assuming no redemption....................................  $566   $760    $  970   $1,575
Class B shares
  Assuming complete redemption at end of period(2)(3).......  $672   $833    $1,118   $1,799
  Assuming no redemption(3).................................  $172   $533    $  918   $1,799
Class C shares
  Assuming complete redemption at end of period(2)..........  $272   $533    $  918   $1,998
  Assuming no redemption....................................  $172   $533    $  918   $1,998
Class R shares
  Assuming complete redemption at end of period.............  $121   $378    $  654   $1,443
  Assuming no redemption....................................  $121   $378    $  654   $1,443

                                                              ONE    THREE    FIVE     TEN
                                                              YEAR   YEARS   YEARS    YEARS
                                                              ----   -----   ------   ------
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.............  $566   $760    $  970   $1,575
  Assuming no redemption....................................  $566   $760    $  970   $1,575
Class B shares
  Assuming complete redemption at end of period(2)(3).......  $672   $833    $1,118   $1,799
  Assuming no redemption(3).................................  $172   $533    $  918   $1,799
Class C shares
  Assuming complete redemption at end of period(2)..........  $272   $533    $  918   $1,998
  Assuming no redemption....................................  $172   $533    $  918   $1,998
Class R shares
  Assuming complete redemption at end of period.............  $121   $378    $  654   $1,443
  Assuming no redemption....................................  $121   $378    $  654   $1,443
Investor Class shares
  Assuming complete redemption at end of period.............  $ 96   $300    $  520   $1,155
  Assuming no redemption....................................  $ 96   $300    $  520   $1,155

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                          DIRECTOR COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002.

                                                                                                TOTAL
                                  AGGREGATE      RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION FROM
                                COMPENSATION         ACCRUED BY         BENEFITS UPON        ALL INVESCO
NAME OF DIRECTOR               FROM COMPANY(1)       COMPANY(2)         RETIREMENT(3)         FUNDS(4)
----------------               ---------------   -------------------   ----------------   -----------------
Bob R. Baker.................      $7,363               $931               $34,000            $138,000
James T. Bunch...............       6,818                  0                     0             124,625
Gerald J. Lewis..............       6,754                  0                     0             116,500
Larry Soll, Ph.D. ...........       7,000                  0                     0             126,000

---------------

(1) The vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(2) Represents estimated benefits accrued with respect to the current Retirement Plan and Deferred Retirement Plan Account Agreement, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(3) These amounts represent the estimated annual benefits payable by the ten INVESCO Funds upon the directors' retirement under the current Retirement Plan and Deferred Retirement Plan Account Agreement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the current Retirement Plan.

(4) All continuing directors currently serve as directors of ten registered investment companies advised by INVESCO.

                                   EXHIBIT E

                              OFFICERS OF COMPANY

     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Company is 4350 South Monaco Street, Denver, Colorado 80237.

NAME, YEAR OF BIRTH AND                   OFFICER
POSITION(S) HELD WITH COMPANY              SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------             -------   -----------------------------------------------------
Mark H. Williamson -- 1951..............   1998     Director, President and Chief Executive Officer,
Chairman of the Board                               A I M Management Group Inc.; Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Distributors,
                                                    Inc. (registered broker dealer); and Chief Executive
                                                    Officer of the AIM Division of AMVESCAP PLC
                                                    (2003-present); formerly, Chief Executive Officer,
                                                    Managed Products Division, AMVESCAP PLC (2001-2002);
                                                    Chairman of the Board (1998-2002), President
                                                    (1998-2002) and Chief Executive Officer (1998-2002)
                                                    of INVESCO Funds Group, Inc. (registered investment
                                                    advisor) and INVESCO Distributors, Inc. (registered
                                                    broker dealer); Chief Operating Officer and Chairman
                                                    of the Board of INVESCO Global Health Sciences Fund;
                                                    Chairman and Chief Executive Officer of NationsBanc
                                                    Advisors, Inc.; and Chairman of NationsBanc
                                                    Investments, Inc.
Raymond R. Cunningham -- 1951...........   2001     President (2001-present) and Chief Executive Officer
President and Chief Executive Officer               (2003- present) of INVESCO Funds Group, Inc.;
                                                    Chairman of the Board (2003-present) and President
                                                    (2003-present) of INVESCO Distributors, Inc.;
                                                    formerly, Chief Operating Officer (2001-2003) and
                                                    Senior Vice President (1999-2002) of INVESCO Funds
                                                    Group, Inc. and INVESCO Distributors, Inc.; and
                                                    Senior Vice President of GT Global -- North America
                                                    (1992-1998).
Glen A. Payne -- 1947...................   1989     Senior Vice President, General Counsel and Secretary
Secretary                                           of INVESCO Funds Group, Inc.; Senior Vice President,
                                                    Secretary and General Counsel of INVESCO
                                                    Distributors, Inc.; formerly, Secretary of INVESCO
                                                    Global Health Sciences Fund; General Counsel of
                                                    INVESCO Trust Company (1989-1998); and employee of
                                                    the Securities and Exchange Commission, Washington,
                                                    DC (1973-1989).
Ronald L. Grooms -- 1946................   1988     Senior Vice President and Treasurer of INVESCO Funds
Chief Accounting Officer, Chief                     Group, Inc.; and Senior Vice President and Treasurer
Financial Officer and Treasurer                     of INVESCO Distributors, Inc.; formerly, Treasurer
                                                    and Principal Financial and Accounting Officer of
                                                    INVESCO Global Health Sciences Fund; and Senior Vice
                                                    President and Treasurer of INVESCO Trust Company
                                                    (1988-1998).
William J. Galvin, Jr. -- 1956..........   1992     Senior Vice President and Assistant Secretary INVESCO
Assistant Secretary                                 Funds Group, Inc.; and Senior Vice President and
                                                    Assistant Secretary of INVESCO Distributors, Inc.;
                                                    formerly, Trust Officer of INVESCO Trust Company
                                                    (1995-1998).
Pamela J. Piro -- 1960..................   1999     Vice President and Assistant Treasurer of INVESCO
Assistant Treasurer                                 Funds Group, Inc.; and Assistant Treasurer of INVESCO
                                                    Distributors, Inc.; formerly, Assistant Vice
                                                    President (1996-1997).
Tane T. Tyler -- 1965...................   2002     Vice President and Assistant General Counsel of
Assistant Secretary                                 INVESCO Funds Group, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Company, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of common stock of each class of each series portfolio of Company by the directors, nominees, and current executive officers of Company:

                                                                                   NUMBER OF SHARES
                                                                                  OWNED BENEFICIALLY
                                                            SERIES AND CLASS   AND PERCENTAGE OF CLASS*
                                                            ----------------   ------------------------
Bob R. Baker..............................................
Sueann Ambron.............................................
Victor L. Andrews.........................................
Lawrence H. Budner........................................
James T. Bunch............................................
Raymond R. Cunningham.....................................
Richard W. Healey.........................................
Gerald J. Lewis...........................................
John W. McIntyre..........................................
Larry Soll, Ph.D. ........................................
Mark H. Williamson........................................
Frank S. Bayley...........................................
Bruce L. Crockett.........................................
Albert R. Dowden..........................................
Edward K. Dunn, Jr........................................
Jack M. Fields............................................
Carl Frischling...........................................
Robert H. Graham..........................................
Prema Mathai-Davis........................................
Lewis F. Pennock..........................................
Ruth H. Quigley...........................................
Louis S. Sklar............................................
Glen A. Payne.............................................
Ronald L. Grooms..........................................
William J. Galvin, Jr. ...................................
Pamela J. Piro............................................
Tane T. Tyler.............................................

---------------

* To the best knowledge of Company, the ownership of shares of each series portfolio of Company by current directors, nominees, and current executive officers of Company as a group constituted less than 1% of each class of each series portfolio of Company as of July 25, 2003.

                                   EXHIBIT G

                       DIRECTOR OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex:

                                                                              AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                           DOLLAR RANGE OF      COMPANIES OVERSEEN BY
                                                          EQUITY SECURITIES    DIRECTOR IN THE INVESCO
NAME OF DIRECTOR                                            IN YOUR FUND            FUNDS COMPLEX
----------------                                          -----------------   -------------------------
INDEPENDENT DIRECTORS
Bob R. Baker............................................    $1 - $10,000         $10,001 - $ 50,000
James T. Bunch..........................................    $1 - $10,000         $50,001 - $100,000
Gerald J. Lewis.........................................    $1 - $10,000         $50,001 - $100,000
Larry Soll, Ph.D. ......................................    $1 - $10,000              Over $100,000
INTERESTED DIRECTOR
Mark H. Williamson......................................            None              Over $100,000
INDEPENDENT NOMINEES
Frank S. Bayley.........................................            None                       None
Bruce L. Crockett.......................................            None                       None
Albert R. Dowden........................................            None                       None
Edward K. Dunn..........................................            None                       None
Jack M. Fields..........................................            None                       None
Carl Frischling.........................................            None                       None
Prema Mathai-Davis......................................            None                       None
Lewis F. Pennock........................................            None                       None
Ruth H. Quigley.........................................            None                       None
Louis S. Sklar..........................................            None                       None
NOMINEE WHO WILL BE INTERESTED
Robert H. Graham........................................            None                       None

                                   EXHIBIT H

                  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF
                              A I M ADVISORS, INC.

     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.

NAME AND ADDRESS                     POSITION WITH AIM                     PRINCIPAL OCCUPATION
----------------           -------------------------------------   -------------------------------------
Mark H. Williamson.......  Director, Chairman and President        See director table under Proposal 2
Kevin M. Carome..........  Director, Senior Vice President,        Director, Senior Vice President,
                           General Counsel and Secretary           Secretary and General Counsel, A I M
                                                                   Management Group Inc.; Vice
                                                                   President, A I M Capital Management,
                                                                   Inc., A I M Distributors, Inc. and
                                                                   A I M Fund Services, Inc., and
                                                                   Director, Vice President and General
                                                                   Counsel, Fund Management Company
Gary T. Crum.............  Director and Senior Vice President      Chairman, Director and Director of
                                                                   Investments, A I M Capital
                                                                   Management, Inc.; Director and
                                                                   Executive Vice President, A I M
                                                                   Management Group Inc.; Director,
                                                                   A I M Distributors, Inc. and AMVESCAP
                                                                   PLC
Dawn M. Hawley...........  Director, Senior Vice President and     Director, Senior Vice President and
                           Chief Financial Officer                 Chief Financial Officer, A I M
                                                                   Management Group Inc.; Vice President
                                                                   and Treasurer, A I M Capital
                                                                   Management, Inc. and A I M
                                                                   Distributors, Inc.; Director, Vice
                                                                   President and Chief Financial
                                                                   Officer, A I M Fund Services, Inc.;
                                                                   and Vice President and Chief
                                                                   Financial Officer, Fund Management
                                                                   Company

                                   EXHIBIT I

                   COMPENSATION TO INVESCO FUNDS GROUP, INC.

     Company pays INVESCO Funds Group, Inc., out of the assets of your Fund, as full compensation for all services rendered, an advisory fee for your Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of your Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of your Fund.

                                                                     NET FEES PAID TO        FEE WAIVERS
                                                                       INVESCO FUNDS          OR EXPENSE
                                             TOTAL NET ASSETS FOR   GROUP, INC. FOR THE   REIMBURSEMENTS FOR
                                              THE MOST RECENTLY        MOST RECENTLY      THE MOST RECENTLY
ANNUAL RATE                                    COMPLETED FISCAL      COMPLETED FISCAL      COMPLETED FISCAL
(BASED ON AVERAGE DAILY NET ASSETS)             PERIOD OR YEAR        PERIOD OR YEAR        PERIOD OR YEAR
-----------------------------------          --------------------   -------------------   ------------------
0.55% of the first $300 million;                 $166,595,503            $196,765              $628,006
0.45% of the next $200 million;
0.35% from $500 million

                                   EXHIBIT J

FEES PAID TO INVESCO FUNDS GROUP, INC. AND AFFILIATES IN MOST RECENT FISCAL YEAR

     The following chart sets forth the non-advisory fees paid by your Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.

                                                     INVESCO
                                                 (ADMINISTRATIVE         INVESCO               INVESCO
NAME OF FUND                                       SERVICES)*      DISTRIBUTORS, INC.**   (TRANSFER AGENCY)
------------                                     ---------------   --------------------   -----------------
INVESCO U.S. Government Securities Fund........      $77,481             $186,783             $628,931

---------------

 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.

** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.

                                   EXHIBIT K

                   ADVISORY FEE SCHEDULES FOR OTHER AIM FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as your Fund.

                                                                TOTAL NET ASSETS
                                                                  FOR THE MOST     FEE WAIVER, EXPENSE LIMITATIONS
                                                                    RECENTLY        AND/OR EXPENSE REIMBURSEMENTS
                                       ANNUAL RATE              COMPLETED FISCAL   FOR THE MOST RECENTLY COMPLETED
NAME OF FUND               (BASED ON AVERAGE DAILY NET ASSETS)   PERIOD OR YEAR         FISCAL PERIOD OR YEAR
------------               -----------------------------------  ----------------   -------------------------------
AIM Floating Rate Fund...  0.95%                                 $  286,680,234    N/A
AIM Income Fund..........  0.50% of the first $200 million;      $  536,454,541    N/A
                           0.40% over $200 million up to and
                           including $500 million; 0.35% over
                           $500 million up to and including $1
                           billion; 0.30% of the excess over
                           $1 billion
AIM Intermediate
  Government Fund........  0.50% of the first $200 million;      $1,213,557,554    N/A
                           0.40% over $200 million up to and
                           including $500 million; 0.35% over
                           $500 million up to and including $1
                           billion; 0.30% of the excess over
                           $1 billion
AIM Short Term Bond
  Fund...................  0.40%                                 $  121,981,829*   Waive advisory fee and/or
                                                                                   reimburse expenses on Class C
                                                                                   to extent necessary to limit
                                                                                   Total Operating Expenses
                                                                                   (excluding interest, taxes,
                                                                                   dividends on short sales,
                                                                                   extraordinary items and
                                                                                   increases in expenses due to
                                                                                   expense offset arrangements, if
                                                                                   any) of Class C shares to 1.20%
AIM V.I. Government
  Securities Fund........  0.50% of the first $250 million;      $  443,247,407    N/A
                           0.45% of the excess over $250
                           million

---------------

* As of January 31, 2003. Commenced operations on August 30, 2002.

                                   EXHIBIT L

                 PROPOSED COMPENSATION TO A I M ADVISORS, INC.

     The following table provides information with respect to the annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by your Fund under the proposed advisory agreement.

                                                                 ANNUAL RATE
                                                              (BASED ON AVERAGE
NET ASSETS                                                    DAILY NET ASSETS)
----------                                                    -----------------
First $300 Million..........................................        0.55%
Next $200 Million...........................................        0.45%
From $500 Million...........................................        0.35%

                                   EXHIBIT M

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     1,206,978.49

CLASS B SHARES

     224,103.44

CLASS C SHARES

     668,437.07

INVESTOR CLASS SHARES

     17,736,636.26

                                   EXHIBIT N

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                        NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                    CLASS OF SHARES   SHARES OWNED     OF RECORD*
----------------                                    ---------------   -------------   -------------
Charles Schwab & Co. Inc..........................  Investor Class     1,861,808.35      10.50%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Prudential Securities Inc. FBO....................  Class A              191,446.60      15.86%
Canadian Imperial Holdings Inc.
425 Lexington Ave. Frnt 5
New York, NY 10017-3903
Charles Schwab & Co. Inc..........................  Class A              124,047.00      10.28%
Special Custody Acct. for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
First Southwest Company FBO.......................  Class B               42,958.87      19.17%
St. Gregorys Abbey
1700 Pacific Ave., Suite 500
Dallas, TX 75201-4652
Merrill Lynch.....................................  Class B               31,714.88      14.15%
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
Prudential Securities, Inc. FBO...................  Class C               97,782.87      14.63%
Bishop Institutional Advisors LLC
208 E. 51st St. #191
New York, NY 10022-6557

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT O

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                          NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                       CLASS OF SHARES   SHARES OWNED    OF RECORD*
----------------                                       ---------------   ------------   -------------


---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                    INVESCO U.S. GOVERNMENT SECURITIES FUND,
                            A SEPARATE PORTFOLIO OF
                            INVESCO BOND FUNDS, INC.
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series, Redemption of Selling Fund Shares and
                  Dissolution of Seller.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-6
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-7
SECTION 3.6.      Accountants.................................................
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-8
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-9
SECTION 3.14.     Taxes.......................................................   I-9
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........  I-10
SECTION 3.21.     No Distribution.............................................  I-10
SECTION 3.22.     Liabilities of Selling Fund.................................  I-10
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10

                                                                                PAGE
                                                                                ----
SECTION 4.3.      Financial Statements........................................  I-10
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-11
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11
SECTION 4.6.      Accountants.................................................  I-12
SECTION 4.7.      Binding Obligation..........................................  I-12
SECTION 4.8.      No Breaches or Defaults.....................................  I-12
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-13
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-14
SECTION 4.16.     Value of Shares.............................................  I-14
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-15
SECTION 5.4.      Further Assurances..........................................  I-15
SECTION 5.5.      Notice of Events............................................  I-15
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-16
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-16
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-18
SECTION 7.1.      Termination.................................................  I-18
SECTION 7.2.      Survival After Termination..................................  I-18

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-19
SECTION 8.6.      Enforcement.................................................  I-19
SECTION 8.7.      Interpretation..............................................  I-19
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19

                                                                                PAGE
                                                                                ----
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-20
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-20
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20


Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among INVESCO Bond Funds, Inc., a Maryland corporation ("Seller"), acting on behalf of INVESCO U.S. Government Securities Fund ("Selling Fund"), a separate series of Seller, AIM Investment Securities Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM Intermediate Government Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Maryland General Corporation Law and the Delaware Statutory Trust Act.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means AIM Investment Securities Funds, a Delaware statutory trust.

     "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Buyer Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means A I M Advisors, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-2674.

     "Buying Fund" means AIM Intermediate Government Fund, a separate series of Buyer.

     "Buying Fund Auditors" means Ernst & Young LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended July 31, 2002 and the unaudited financial statements of Buying Fund for the period ended January 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means October 27, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for share of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund, and, if so required by the Maryland General Corporation Law and Seller's Charter, the affirmative vote of a majority of the outstanding voting securities of Seller.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means INVESCO Bond Funds, Inc., a Maryland corporation.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means INVESCO Funds Group, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-5686.

     "Selling Fund" means INVESCO U.S. Government Securities Fund, a separate series of Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended August 31, 2002 and the unaudited financial statements of Selling Fund for the period ended February 28, 2003.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund and the shareholders of Seller convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series, Redemption of Selling Fund Shares and Dissolution of Seller.

     (a) Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Charter and the Maryland General Corporation Law; provided, however, that the termination of Selling Fund as a designated series of Seller and the redemption of the outstanding shares of Selling Fund shall not be required if the Reorganization shall not have been consummated.

     (b) If required by the Maryland General Corporation Law, following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, Seller and Buyer shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, Seller shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Seller as a Maryland corporation and an application for deregistration on Form N-8F under the Investment Company Act with the SEC; provided, however, that the filing of Articles of Transfer, Articles of Dissolution and an application for deregistration on Form N-8F as aforesaid shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by shareholders by the Required Shareholder Vote, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by shareholders by the Required Shareholder Vote, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund and the shareholders of Seller entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall bear the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund and the shareholders of Seller approval of this Agreement and, and in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the

Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date. (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by shareholders on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

          (a) by mutual written consent of Seller and Buyer; or

          (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

             (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

             (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

             (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Seller further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Seller acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               INVESCO Bond Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue, N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

          (b) If to Buyer:

               AIM Investment Securities Funds
               11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          INVESCO BOND FUNDS, INC., acting on
                                          behalf of
                                          INVESCO U.S. GOVERNMENT SECURITIES
                                          FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          AIM INVESTMENT SECURITIES FUNDS,
                                          acting on
                                          behalf of AIM INTERMEDIATE GOVERNMENT
                                          FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                               CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                               SHARES OF BUYING FUND
---------------------------------                              ------------------------
Class A shares..............................................   Class A shares
Class B shares..............................................   Class B shares
Class C shares..............................................   Class C shares
Investor Class shares.......................................   Investor Class shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                                 CORRESPONDING NEW FUNDS
-------------                                                 -----------------------
AIM ADVISOR FUNDS.....................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                              (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund....................  AIM International Core Equity Fund
AIM Real Estate Fund..................................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ........................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
AIM European Growth Fund..............................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. .............................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund...............................  INVESCO High Yield Fund
INVESCO Select Income Fund............................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund............................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund...............  INVESCO U.S. Government Securities
                                                        Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. .........  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund.................................  INVESCO Balanced Fund
INVESCO Total Return Fund.............................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. .................  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund................................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ....................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO European Fund.................................  INVESCO European Fund
INVESCO International Blue Chip Value Fund............  INVESCO International Blue Chip
                                                        Value Fund

INVESCO MONEY MARKET FUNDS, INC. .....................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund............................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund...........................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ...........................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund...................................  INVESCO Energy Fund
INVESCO Financial Services Fund.......................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund..................  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund...............................  INVESCO Technology Fund
INVESCO Telecommunications Fund.......................  INVESCO Telecommunications Fund
INVESCO Utilities Fund................................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. ............................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                                  (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund...................................  INVESCO Growth Fund
INVESCO Growth & Income Fund..........................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund.............................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................            Unlimited
Class B shares..............................................            Unlimited
Class C shares..............................................            Unlimited
Class R shares..............................................            Unlimited
Investor Class shares.......................................            Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity II Fund into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II



                     AIM INTERMEDIATE GOVERNMENT FUND

                     July 21, 2003




                     Prospectus

                     AIM Intermediate Government Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund will maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between three and ten years. The fund invests primarily in fixed-rate securities such as high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their reasonable concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing a security may default or otherwise be unable to honor a financial obligation.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................    7.07%
1994...................................................................   -3.44%
1995...................................................................   16.28%
1996...................................................................    2.35%
1997...................................................................    9.07%
1998...................................................................    8.17%
1999...................................................................   -1.87%
2000...................................................................    9.37%
2001...................................................................    6.11%
2002...................................................................   10.00%


    The Class A share's year-to-date total return as of June 30, 2003 was 1.78%.

    During the periods shown in the bar chart, the highest quarterly return was 5.49% (quarter ended June 30, 1995) and the lowest quarterly return was -2.92% (quarter ended March 31, 1994).

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods
ended December 31,                                     SINCE         INCEPTION
2002)                1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
------------------------------------------------------------------------------
Class A                                                              04/28/87
  Return Before
    Taxes              4.79%      5.24%      5.65%          --
  Return After
    Taxes on
    Distributions      2.96       2.81       3.01           --
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares        2.89       2.93       3.13           --
Class B                                                              09/07/93
  Return Before
    Taxes              4.19       5.17         --         5.12%
Class C                                                              08/04/97
  Return Before
    Taxes              8.10       5.47         --         5.74
Class R(2)                                                           04/28/87(2)
  Return Before
    Taxes              9.72       6.00       5.90           --
Investor Class(3)                                                    04/28/87(3)
  Return Before
    Taxes             10.00       6.27       6.16           --
------------------------------------------------------------------------------
Lehman Brothers
  U.S. Aggregate
  Bond Index(4)       10.25       7.55       7.51           --
Lehman Brothers
  Intermediate U.S.
  Government Bond
  Index(5)             9.64       7.44       6.91           --
Lehman Brothers
  Intermediate U.S.
  Government and
  Mortgage Index(6)    9.11       7.39        N/A           --
Lipper Intermediate
  U.S. Government
  Fund Index(7)       10.00       7.01       6.62           --
------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the Fund's Class R shares is June 3, 2002.
(3) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. As of July 21, 2003, Investor Class shares have not commenced operations.
(4) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers Intermediate U.S. Government Bond Index because the Lehman Brothers U.S. Aggregate Bond Index is a more widely recognized gauge of the U.S. bond market. The fund also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
(6) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.
(7) The Lipper Intermediate U.S. Government Fund Index measures the performance of the largest government securities funds. It is compiled by Lipper Analytical Services, Inc., an independent mutual funds performance monitor. Results shown reflect reinvestment of dividends.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------
(fees paid directly                                                                        INVESTOR
from your investment)                      CLASS A        CLASS B   CLASS C   CLASS R      CLASS
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                      4.75%          None      None       None         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                    None(1,2)      5.00%     1.00%      None(3)      None
----------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------------
(expenses that are deducted from fund                                               INVESTOR
assets)                                    CLASS A   CLASS B   CLASS C   CLASS R    CLASS
--------------------------------------------------------------------------------------------
Management Fees                             0.40%     0.40%     0.40%     0.40%       0.40%

Distribution and/or
Service (12b-1) Fees                        0.25      1.00      1.00      0.50        0.25

Other Expenses(5)                           0.25      0.25      0.25      0.25        0.25

Interest                                    0.04      0.04      0.04      0.04        0.04

Total Other Expenses                        0.29      0.29      0.29      0.29        0.29

Total Annual Fund
Operating Expenses                          0.94      1.69      1.69      1.19        0.94
--------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------
Class A                                       $566      $760      $  970      $1,575
Class B                                        672       833       1,118       1,799
Class C                                        272       533         918       1,998
Class R                                        121       378         654       1,443
Investor Class                                  96       300         520       1,155
-------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------
Class A                                       $566      $760       $970       $1,575
Class B                                        172       533        918        1,799
Class C                                        172       533        918        1,998
Class R                                        121       378        654        1,443
Investor Class                                  96       300        520        1,155
-------------------------------------------------------------------------------------

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2002, the advisor received compensation of 0.40% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Intermediate Government Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS            YEAR ENDED           JANUARY 1,
                                           ENDED               JULY 31,             THROUGH          YEAR ENDED DECEMBER 31,
                                        JANUARY 31,    ------------------------     JULY 31,     --------------------------------
                                           2003          2002            2001         2000         1999        1998        1997
                                        -----------    --------        --------    ----------    --------    --------    --------
Net asset value, beginning of period     $   9.28      $   9.08        $   8.77     $   8.80     $   9.58    $   9.46    $   9.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.18(a)       0.43(b)         0.50(a)      0.34         0.60        0.62        0.63
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.20          0.23            0.35        (0.03)       (0.78)       0.13        0.18
=================================================================================================================================
    Total from investment operations         0.38          0.66            0.85         0.31        (0.18)       0.75        0.81
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.20)        (0.46)          (0.54)       (0.34)       (0.60)      (0.63)      (0.61)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --            --              --           --           --          --       (0.02)
=================================================================================================================================
    Total distributions                     (0.20)        (0.46)          (0.54)       (0.34)       (0.60)      (0.63)      (0.63)
=================================================================================================================================
Net asset value, end of period           $   9.46      $   9.28        $   9.08     $   8.77     $   8.80    $   9.58    $   9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              4.11%         7.39%           9.91%        3.55%       (1.87)%      8.17%       9.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $635,390      $473,104        $302,391     $221,636     $238,957    $245,613    $167,427
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest expense)        0.90%(d)      0.94%           1.32%        1.25%(e)     1.08%       1.20%       1.11%
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest expense)        0.89%(d)      0.90%           0.93%        0.98%(e)     0.89%       0.96%       1.00%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         3.82%(d)      4.58%(b)        5.61%        6.61%(e)     6.60%       6.43%       6.77%
=================================================================================================================================
Ratio of interest expense to average
  net assets                                 0.01%(d)      0.04%           0.39%        0.27%(e)     0.19%       0.24%       0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                    103%          146%            194%          65%         141%        147%         99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $557,521,567.
(e) Annualized.
(f) Not annualized for periods less than one year.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                               CLASS B
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS              YEAR ENDED             JANUARY 1,
                                       ENDED                 JULY 31,               THROUGH          YEAR ENDED DECEMBER 31,
                                    JANUARY 31,    ----------------------------     JULY 31,     --------------------------------
                                       2003              2002            2001         2000         1999        1998        1997
                                    -----------    ----------------    --------    ----------    --------    --------    --------
Net asset value, beginning of
  period                             $   9.31          $   9.11        $   8.79     $   8.82     $   9.59    $   9.46    $  9.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.15(a)           0.37(b)         0.44(a)      0.30         0.53        0.55       0.56
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.20              0.22            0.35        (0.04)       (0.77)       0.13       0.17
=================================================================================================================================
    Total from investment
      operations                         0.35              0.59            0.79         0.26        (0.24)       0.68       0.73
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              (0.17)            (0.39)          (0.47)       (0.29)       (0.53)      (0.55)     (0.53)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                        --                --              --           --           --          --      (0.02)
=================================================================================================================================
    Total distributions                 (0.17)            (0.39)          (0.47)       (0.29)       (0.53)      (0.55)     (0.55)
=================================================================================================================================
Net asset value, end of period       $   9.49          $   9.31        $   9.11     $   8.79     $   8.82    $   9.59    $  9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          3.74%             6.58%           9.17%        3.05%       (2.56)%      7.40%      8.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $721,806          $613,306        $269,677     $177,032     $228,832    $237,919    $89,265
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense)                               1.65%(d)          1.69%           2.08%        2.01%(e)     1.85%       1.96%      1.87%
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense)                               1.64%(d)          1.65%           1.69%        1.74%(e)     1.66%       1.72%      1.76%
=================================================================================================================================
Ratio of net investment income to
  average net assets                     3.07%(d)          3.83%(b)        4.85%        5.85%(e)     5.83%       5.68%      6.01%
=================================================================================================================================
Ratio of interest expense to
  average net assets                     0.01%(d)          0.04%           0.39%        0.27%(e)     0.19%       0.24%      0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                103%              146%            194%          65%         141%        147%        99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $693,738,301.
(e) Annualized.
(f) Not annualized for periods less than one year.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               CLASS C
                                           --------------------------------------------------------------------------------

                                           SIX MONTHS           YEAR ENDED            JANUARY 1,           YEAR ENDED
                                              ENDED              JULY 31,              THROUGH            DECEMBER 31,
                                           JANUARY 31,   -------------------------     JULY 31,       ---------------------
                                              2003         2002             2001         2000           1999         1998
                                           -----------   --------          -------    ----------      --------      -------
Net asset value, beginning of period        $   9.27     $   9.08          $  8.77      $  8.79       $  9.56       $  9.44
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.15(a)      0.37(b)          0.44(a)      0.30          0.53          0.56
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.20         0.21             0.34        (0.03)        (0.77)         0.11
===========================================================================================================================
    Total from investment operations            0.35         0.58             0.78         0.27         (0.24)         0.67
===========================================================================================================================
Less distributions:
  Dividends from net investment income         (0.17)       (0.39)           (0.47)       (0.29)        (0.53)        (0.55)
---------------------------------------------------------------------------------------------------------------------------
  Return of capital                               --           --               --           --            --            --
===========================================================================================================================
    Total distributions                        (0.17)       (0.39)           (0.47)       (0.29)        (0.53)        (0.55)
===========================================================================================================================
Net asset value, end of period              $   9.45     $   9.27          $  9.08      $  8.77       $  8.79       $  9.56
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 3.75%        6.48%            9.08%        3.18%        (2.57)%        7.31%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $155,195     $127,114          $59,915      $34,206       $39,011       $38,026
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                  1.65%(d)     1.69%            2.08%        2.01%(e)      1.85%         1.96%
===========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                  1.64%(d)     1.65%            1.69%        1.74%(e)      1.66%         1.72%
===========================================================================================================================
Ratio of net investment income to average
  net assets                                    3.07%(d)     3.83%(b)         4.85%        5.85%(e)      5.83%         5.68%
===========================================================================================================================
Ratio of interest expense to average net
  assets                                        0.01%(d)     0.04%            0.39%        0.27%(e)      0.19%         0.24%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                       103%         146%             194%          65%          141%          147%
___________________________________________________________________________________________________________________________
===========================================================================================================================

                                                CLASS C
                                           ------------------
                                             AUGUST 4, 1997
                                              (DATE SALES
                                           COMMENCED) THROUGH
                                              DECEMBER 31,
                                                  1997
                                           ------------------
Net asset value, beginning of period             $ 9.33
-----------------------------------------
Income from investment operations:
  Net investment income                            0.24
-----------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.10
=========================================
    Total from investment operations               0.34
=========================================
Less distributions:
  Dividends from net investment income            (0.22)
-----------------------------------------
  Return of capital                               (0.01)
=========================================
    Total distributions                           (0.23)
=========================================
Net asset value, end of period                   $ 9.44
_________________________________________
=========================================
Total return(c)                                    3.64%
_________________________________________
=========================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,851
_________________________________________
=========================================
Ratio of expenses to average net assets
  (including interest expense)                     1.87%(e)
=========================================
Ratio of expenses to average net assets
  (excluding interest expense)                     1.76%(e)
=========================================
Ratio of net investment income to average
  net assets                                       6.01%(e)
=========================================
Ratio of interest expense to average net
  assets                                           0.11%(e)
_________________________________________
=========================================
Portfolio turnover rate(f)                           99%
_________________________________________
=========================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $145,247,773.
(e) Annualized.
(f) Not annualized for periods less than one year.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                        CLASS R
                                                              ---------------------------
                                                              SIX MONTHS    JUNE 3, 2002
                                                                 ENDED       (DATE SALES
                                                              JANUARY 31,   COMMENCED) TO
                                                                 2003       JULY 31, 2002
                                                              -----------   -------------
Net asset value, beginning of period                            $ 9.27         $ 9.13
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.17(a)        0.07(b)
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21           0.14
=========================================================================================
    Total from investment operations                              0.38           0.21
=========================================================================================
Less distributions from net investment income                    (0.19)         (0.07)
=========================================================================================
Net asset value, end of period                                  $ 9.46         $ 9.27
_________________________________________________________________________________________
=========================================================================================
Total return(c)                                                   4.09%          2.34%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,106         $   34
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.15%(d)       1.19%(e)
=========================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.14%(d)       1.15%(e)
=========================================================================================
Ratio of net investment income to average net assets              3.57%(d)       4.33%(b)(e)
=========================================================================================
Ratio of interest expense to average net assets                   0.01%(d)       0.04%(e)
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate(f)                                         103%           146%
_________________________________________________________________________________________
=========================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $312,930.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B              CLASS C              CLASS R              INVESTOR CLASS(6)
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(5)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(4)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM Fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

(6) As of July 21, 2003 Investor Class shares of AIM Blue Chip Fund, AIM European Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund and AIM Tax-Exempt Cash Fund have not commenced operations.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25(1)

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500(2)                                          50
-------------------------------------------------------------------------------------------------------------------------


(1) $50 for Investor Class shares.

(2) $1,000 for Investor Class shares.

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

As of July 21, 2003, Investor Class shares of certain funds that intend to offer such shares have not commenced operations (for a listing of funds that intend to offer Investor Class shares see the "Choosing a Share Class" section of your prospectus). Once operations commence, Investor Class shares of such funds may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) INVESCO Funds directors, employees of AMVESCAP PLC and its subsidiaries.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

$1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                     Fund(1)                             Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund);

(7) Investor Class shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
    Fund) or Class A3 shares of an AIM Fund; or

(8) Class A or A3 shares of an AIM Fund for Investor Class shares of any AIM Fund as long as you own Investor Class shares of any AIM Fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM Fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) one another;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (c) Class A shares of another AIM Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

           (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

           (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and
- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--07/03

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77046-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM INTERMEDIATE GOVERNMENT FUND
 SEC 1940 Act file number: 811-5686
------------------------------------

AIMinvestments.com               GOV-PRO-1

                                                                    APPENDIX III

FUND DELIVERS SOLID CURRENT INCOME, POSITIVE TOTAL RETURN

IT WAS ANOTHER GOOD YEAR FOR BONDS. HOW DID THE FUND PERFORM?

Stock market volatility caused by terrorist attacks, economic weakness, and allegations of corporate wrongdoing prompted many investors to seek relative safety in bonds. The types of bonds in which AIM Intermediate Government Fund invests enjoyed positive returns. These include securities issued, guaranteed, or otherwise backed by the U.S. government, including Treasury, agency, and mortgage-backed securities.

    For the fiscal year ended July 31, 2002, the fund returned 7.39% (Class A shares at net asset value, meaning excluding sales charges). This was in line with the Lipper Intermediate U.S. Government Bond Fund Index, which returned 7.65%. Both were in sharp contrast to negative stock market performance; for the 12 months ended July 31, 2002 the S&P 500 returned -23.62%. In addition to positive total return, the fund continued to provide risk-averse investors with attractive current income, as shown in the table below.

WHAT WERE THE TRENDS IN THE ECONOMY?

Early in the fiscal year, the economy was weakening and the country was reeling from the events of September 11, 2001. Gross domestic product (GDP), the broadest measure of goods and services produced and purchased in the United States, contracted in the first three quarters of 2001. In November, the National Bureau of Economic Research declared that the country had slipped into a recession in March. In an effort to stimulate economic growth, the U.S. Federal Reserve (the Fed) aggressively cut short-term interest rates throughout 2001, and the fed funds rate ended the year at 1.75%, a 40-year low. In all, the Fed cut short-term interest rates 11 times in 2001, including two cuts totaling 100 basis points (1.0%) in the month immediately following the September 11 attacks.

    GDP inched into positive territory in the fourth quarter of 2001 and remained positive for the first two quarters of 2002. First quarter GDP grew at a robust annualized rate of 5.0%, suggesting that the economy was rebounding strongly. Second quarter GDP growth, while positive, was just 1.1%. At its March 2002 meeting, the Fed adopted a neutral bias, indicating its belief that future risks to the economy were evenly weighted between weakness and inflation. For the fiscal year as a whole, retail sales and consumer spending remained relatively strong, and inflation remained contained.

WHAT WERE THE TRENDS IN THE GOVERNMENT BOND MARKET?

The Fed's rate cuts during 2001, and its refusal to raise rates during 2002, meant that yields on Treasuries, agencies, and mortgage-backed bonds declined during the first half of the fiscal year and remained at historically low levels during the second half of the fiscal year. This was particularly true on the shorter end of the yield curve. Nonetheless, risk-averse investors eagerly accepted relatively low yields in return for the relative safety such issues afforded.

    Early in the fiscal year, investors showed a preference for higher-quality and relatively safer investments. But economic data released in early 2002 suggested that the economy might be strengthening more quickly than expected. Many investors shifted into corporate

================================================================================

GROWTH IN NET ASSETS

IN MILLIONS

                     [BAR CHART]

7/31/00               $  432.9
7/31/01               $  632.0
7/31/02               $1,213.6

A variety of economic and market factors have prompted investors to flock to bond funds over the last couple of years. AIM Intermediate Government Fund has seen a significant increase in total net assets.

================================================================================

================================================================================

FUND PERFORMANCE

FUND PROVIDES ATTRACTIVE CURRENT INCOME

As of 7/31/02
                               CLASS A      CLASS B       CLASS C      CLASS R
                                SHARES       SHARES        SHARES      SHARES*

Distribution rate at maximum
offering price                   4.74%        4.25%         4.27%        4.72%

30-day yield at maximum
offering price                   4.17         3.64          3.64         4.13

* Class R shares are sold without a sales charge.

================================================================================

PORTFOLIO COMPOSITION

As of 7/31/02, based on total net assets

================================================================================
                                                           [PIE CHART]
--------------------------------------------------------------------------------

Weighted Average Maturity:    5.61 years        U.S. Treasury Obligations   17%

Duration:                     3.82 years        U.S. Agency Obligations     41%

Total Number of Holdings:      371              Mortgage Obligations        42%

Total Net Assets:            $1.21 billion
================================================================================

bonds, which briefly outperformed government issues. But later, a series of corporate accounting scandals took center stage, heightening credit concerns. Investors scrambled for safety, causing government issues and other higher-rated bonds to shine. For the fiscal year as a whole, investor preference for higher-rated bonds was clear. For the 12 months ended July 31, 2002, the Lehman Aggregate Bond Index returned 7.53% while the Lehman High Yield Bond Index returned -9.15%.

HOW DID YOU MANAGE THE FUND?

As always, we:

o Sought as high a level of current income as possible, consistent with reasonable concern for safety of principal.

o Invested in Treasuries, U.S. agency securities, and mortgage-backed securities.

o   Maintained the fund's duration between three and five years.

    During the course of the fiscal year, mortgage-backed securities declined from 45% to 42% of total net assets; U.S. agency securities rose from 28% to 41% and Treasuries declined from 25% to 17%.

    We made these adjustments because agency securities offered relatively higher yields and because Treasuries offered relatively lower yields. We decreased our mortgage-backed securities during the year. Falling mortgage interest rates and heavy issuance, which was the result of heavy refinancing, resulted in relatively low yields. Nonetheless, because mortgage-backed securities and U.S. agency securities offered higher yields than Treasuries with very little added risk, mortgages and agencies remained the two largest asset classes in the fund.

    Weighted average maturity decreased from 5.98 years at the beginning of the fiscal year to 5.61 years at its close. Duration--a measure of a bond's price volatility, with a higher duration implying a higher sensitivity to interest rate changes--rose slightly from 3.7 years at the beginning of the fiscal year to 3.8 years at its close.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

The Investment Company Institute reported that money flows into stock mutual funds fell 72%, from $17.3 billion in May 2001 to $4.8 billion in May 2002--while money flows into taxable bond funds rose 78%, from $5.1 billion to $9.1 billion during the same period. Clearly, many investors continued to seek relative safety in bonds, particularly bonds of higher relative quality and greater relative safety. In its July 31 "beige book" report, the Fed reported that the economy continued to grow, but only "modestly"; that labor markets were "slack, but relatively stable" in most regions; and that retail sales were "mixed." Given these less-than-definitive economic signals, there was widespread agreement that short-term interest rates were unlikely to rise anytime soon, and there was even a growing belief that the Fed might cut short-term interest rates before the end of the year. Either alternative--together with the fund's intermediate-term duration, intermediate-term weighted average maturity, and sector allocation--could benefit shareholders. We continue to believe AIM Intermediate Government Fund is a sensible component of a well-diversified investment portfolio.

PORTFOLIO MANAGEMENT TEAM

    Scot Johnson (Lead Manager)
    Clint Dudley

          See important fund and index disclosures inside front cover.

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

CLASS A SHARES
 Inception (4/28/87)       6.69%
 10 Years                  5.39
  5 Years                  5.00
  1 Year                   2.32

CLASS B SHARES
 Inception (9/7/93)        4.86%
  5 Years                  4.92
  1 Year                   1.58

CLASS C SHARES
 Inception (8/4/97)        5.38%
  1 Year                   5.48

CLASS R SHARES*
 Inception                 6.76%
 10 Years                  5.63
  5 Years                  5.74
  1 Year                   7.01

================================================================================

The fund's average annual total returns as of the close of the fiscal year are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/02, the most recent calendar quarter-end, which were: Class A shares, inception (4/28/87), 6.63%; 10 years, 5.36%; five years, 5.21%; one year, 2.55%. Class B shares, inception (9/7/93), 4.73%; five years, 5.11%; one year, 1.88%. Class C shares, inception (8/4/97), 5.16%; one year, 5.90%. Class R shares, inception (4/28/87), 6.70%; 10 years, 5.60%; five years, 5.95%; one year, 7.32%.

* Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees. (The inception date of Class A shares is 4/28/87.) Class R share returns do not include a 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/91-7/31/02

                                [MOUNTAIN CHART]

AIM Intermediate Government                        Lehman Intermediate
Fund, Class A Shares                               Government Bond Index

7/92               9628                            10118
                   9838                            10396
                  10082                            10671
7/93              10232                            10817
                  10430                            11048
                  10508                            11148
                   9995                            10764
7/94              10156                            10916
                  10068                            10859
                  10192                            11022
                  10554                            11428
7/95              10975                            11830
                  11354                            12139
                  11744                            12513
                  11390                            12288
7/96              11498                            12445
                  11861                            12827
                  11985                            12962
                  12060                            13055
7/97              12614                            13514
                  12841                            13767
                  13180                            14091
                  13246                            14186
7/98              13511                            14436
                  14023                            15077
                  14150                            15157
                  13969                            15089
7/99              13718                            15019
                  13893                            15200
                  13774                            15111
                  14034                            15405
7/00              14315                            15796
                  14665                            16222
                  15278                            16973
                  15364                            17199
7/01              15733                            17648
                  16507                            18469
                  16155                            18238
                  16381                            18451
7/02              16910                            19167

                                                Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================

                                                        CLASS A SHARES
CALENDAR YEAR TOTAL RETURNS (%)                         EXCLUDING SALES CHARGES

 1992   1993    1994    1995   1996   1997   1998    1999    2000    2001
 6.26   7.07   -3.44   16.28   2.35   9.07   8.17   -1.87    9.37    6.11

================================================================================

The line chart above compares the performance of AIM Intermediate Government Fund to its benchmark index. It is intended to give you a general idea of how your fund performed compared to its index over the period 7/31/92-7/31/02.

    It is important to understand the difference between your fund and an index. A market index such as the Lehman Intermediate Government Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment return.

    The fund's total return includes sales charges, expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charge.

    Performance of the fund's Class A, Class B, Class C, and Class R shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart does not reflect taxes a shareholder would pay on redemption of fund shares. Index performance does not reflect the effects of taxes either.

                                                                     APPENDIX IV

                                  [REGISTRANT]

                      MASTER INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT is made this   day of           , 200 , by and between
[Registrant], a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

     WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

     WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

     WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

     NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

     1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

     2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

          (a) supervise all aspects of the operations of the Funds;

          (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

          (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

          (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

          (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

     3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each
Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

     As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

     4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

     5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

     6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

     7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

          (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

          (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

          (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

          (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

          (e) any other applicable provisions of state, federal or foreign law.

     8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

          (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

          (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

          (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

          (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

          (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

     9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

     10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

     12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

     13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect
until           , 200 , and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

          (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

          (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
     Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

     14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act.

     15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

     16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

     17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

     18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the

Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

     20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                          [REGISTRANT]
                                          (a Delaware statutory trust)
Attest:

-----------------------------------------       By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

Attest:
                                                A I M ADVISORS, INC.

-----------------------------------------
                                                By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

                                   APPENDIX A
                           FUNDS AND EFFECTIVE DATES

NAME OF FUND                                                  EFFECTIVE DATE OF ADVISORY AGREEMENT
------------                                                  ------------------------------------
[To Be Added]                                                 [To Be Added]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

     The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

     [To Be Added -- Please see Exhibit L for the annual rates applicable to your Fund]

                                                                      APPENDIX V

                             [NAME OF INVESCO FUND]

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of August 13, 2003, by and between [name of current INVESCO Fund], a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and [name of new Delaware statutory trust], a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

     The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

     The Board of Directors of the Company has designated one or more classes of common stock that represent interests in each Current Fund. Each of these classes is listed on Schedule B to this Agreement and is referred to in this Agreement as a "Current Fund Class."

     The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

     Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

     Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

     The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

     NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.  DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

     1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

     1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

     1.3  "Code" shall mean the Internal Revenue Code of 1986, as amended.

     1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

     1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

     1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

     1.7  "Effective Time" shall have the meaning set forth in Section 3.1.

     1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

     1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

     1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

     1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

     1.12 "Registration Statement" shall have the meaning set forth in Section 5.4.

     1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

     1.14  "SEC" shall mean the Securities and Exchange Commission.

     1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

     1.16  "Shareholders Meeting" shall have the meaning set forth in Section
5.1.

     1.17  "Transfer Agent" shall have the meaning set forth in Section 2.2.

     1.18  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2.  PLAN OF REORGANIZATION

     2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

          (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

          (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

     2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

     2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

     2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

     2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

     2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3.  CLOSING

     3.1 The Closing shall occur at the principal office of the Company on [date], 2003, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

     3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New

Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

          (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

          (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

          (c) Each Current Fund is a duly established and designated series of the Company;

          (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

          (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

          (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

          (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

          (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

          (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

          (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

          (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

          (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

          (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

     4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

          (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

          (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

          (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

          (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

          (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

          (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

          (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

          (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act;

          (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

          (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

     4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

          (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

          (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

          (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

          (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5.  COVENANTS

     5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

     5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of the Trust's independent accountants, and to vote on the matters referred to in Section 5.3.

     5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, if applicable, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt plans of distribution pursuant to Rule 12b-l of the 1940 Act, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

     5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization, (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and (iii) if applicable, under which the Trust will succeed to the Registration Statement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6.  CONDITIONS PRECEDENT

     The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

          6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

          6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

          6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

             (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

             (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

             (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

             (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

          6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

     At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7.  EXPENSES

     Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8.  ENTIRE AGREEMENT

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10.  TERMINATION

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

          10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

          10.2  By the parties' mutual agreement.

     Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11.  MISCELLANEOUS

     11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                       [NAME OF MARYLAND CORPORATION],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------
Attest:                                       [NAME OF DELAWARE STATUTORY TRUST],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------

                                   SCHEDULE A

SERIES OF                                                      CORRESPONDING SERIES OF
[MARYLAND CORPORATION]                                        [DELAWARE STATUTORY TRUST]
(EACH A "CURRENT FUND")                                          (EACH A "NEW FUND")
-----------------------                                       --------------------------
[To Be Added]...............................................        [To Be Added]

                                   SCHEDULE B

                                                              CORRESPONDING CLASSES OF
CLASSES OF EACH CURRENT FUND                                       EACH NEW FUND
----------------------------                                  ------------------------
[To Be Added]...............................................       [To Be Added]

                                   SCHEDULE C

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity II Fund into AIM Premier Equity Fund

(INVESCO LOGO)

                          INVESCO CASH RESERVES FUND,
                A PORTFOLIO OF INVESCO MONEY MARKET FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds (including your Fund) and the AIM Funds.

     AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Directors approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of this new investment advisory agreement. If approved, this new agreement will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. Your Board has approved redomesticating your Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     Finally, the independent directors of your Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Raymond R. Cunningham

                                          Raymond R. Cunningham
                                          President

                          INVESCO CASH RESERVES FUND,
                A PORTFOLIO OF INVESCO MONEY MARKET FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of INVESCO Cash Reserves Fund:

     We cordially invite you to attend our Special Meeting of Shareholders to:

     1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of INVESCO Money Market Funds, Inc. ("Company"), will be transferred to AIM Money Market Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund.

     2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

     3. Approve a new investment advisory agreement with A I M Advisors, Inc. for your Fund.

     4. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     5. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- Glen A. Payne

                                          Glen A. Payne
                                          Secretary

August 25, 2003

         INVESCO CASH RESERVES FUND,                       AIM MONEY MARKET FUND,
                A PORTFOLIO OF                                 A PORTFOLIO OF
       INVESCO MONEY MARKET FUNDS, INC.               AIM INVESTMENT SECURITIES FUNDS
           4350 SOUTH MONACO STREET                     11 GREENWAY PLAZA, SUITE 100
            DENVER, COLORADO 80237                          HOUSTON, TEXAS 77046
                (800) 525-8085                                 (800) 347-4246

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of INVESCO Cash Reserves Fund (your Fund). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund to vote on four Proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of INVESCO Money Market Funds, Inc. ("Company"), with AIM Money Market Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer") (the "Reorganization").

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Directors of Company (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

     Company and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Company and Buying Fund is a series of Buyer. INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to your Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated August 12, 2003, as supplemented and August 14, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated August 12, 2003, as supplemented August 14, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 21, 2003 (the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 21, 2003, as supplemented July 28, 2003, and the Statement of Additional Information relating to the Reorganization dated

August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Company and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining three Proposals to be voted on are: the election of 16 directors to the Board of Directors of Company; the approval of a new advisory agreement with AIM for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM. Finally, the Board has approved the Plan as being advisable.

     All four Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Company has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
                            AND EXCHANGE COMMISSION
   NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR
                             ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    3
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    5
  Comparison of Performance.................................    5
  Comparison of Fees and Expenses...........................    5
  Comparison of Multiple Class Structures...................    6
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    7
  The Board's Recommendation on Proposal 1..................    7
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........    8
INFORMATION ABOUT BUYING FUND...............................    8
  Description of Buying Fund Shares.........................    8
  Management's Discussion of Fund Performance...............    9
  Financial Highlights......................................    9
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................    9
  Terms of the Reorganization...............................    9
  The Reorganization........................................    9
  Board Considerations......................................   10
  Other Terms...............................................   11
  Federal Income Tax Consequences...........................   11
  Accounting Treatment......................................   12
RIGHTS OF SHAREHOLDERS......................................   12
  General...................................................   12
  Liability of Shareholders.................................   13
  Election of Directors/Trustees; Terms.....................   13
  Removal of Directors/Trustees.............................   13
  Meetings of Shareholders..................................   13
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   14
  Dissolution and Termination...............................   14
  Voting Rights of Shareholders.............................   14
  Dissenters' Rights........................................   15
  Amendments to Organization Documents......................   15
CAPITALIZATION..............................................   16
INTERESTS OF CERTAIN PERSONS................................   17
LEGAL MATTERS...............................................   17
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   17
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   17
PROPOSAL 2 -- ELECTION OF DIRECTORS.........................   18
  Background................................................   18
  Structure of the Board of Directors.......................   18
  Nominees for Directors....................................   18
  The Board's Recommendation on Proposal 2..................   22
  Current Committees of the Board...........................   22
  Board and Committee Meeting Attendance....................   24

                                                              PAGE
                                                              ----
  Future Committee Structure................................   24
  Director's Compensation...................................   25
  Current Retirement Plan for Directors.....................   25
  Current Deferred Compensation Plan........................   26
  New Retirement Plan for Directors.........................   26
  New Deferred Compensation Agreements......................   27
  Officers of Company.......................................   27
  Security Ownership of Management..........................   27
  Director Ownership of Your Fund's Shares..................   27
PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   28
  Background................................................   28
  Your Fund's Current Investment Advisor....................   28
  The Proposed New Investment Advisor for Your Fund.........   29
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   29
  Terms of the Current Advisory Agreement...................   29
  Additional Services Provided by INVESCO and its
     Affiliates.............................................   30
  Advisory Fees Charged by AIM for Similar Funds it
     Manages................................................   31
  Terms of the Proposed Advisory Agreement..................   31
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   35
  The Board's Recommendation on Proposal 3..................   37
PROPOSAL 4 -- APPROVAL OF THE PLAN TO REDOMESTICATE EACH
  SERIES PORTFOLIO OF COMPANY AS A NEW SERIES PORTFOLIO OF A
  NEW DELAWARE STATUTORY TRUST..............................   37
  Background................................................   37
  Reasons for the Proposed Redomestication..................   38
  What the Proposed Redomestication Will Involve............   38
  The Federal Income Tax Consequences of the
     Redomestication........................................   40
  Appraisal Rights..........................................   40
  The Trust Compared to Company.............................   40
  The Board's Recommendation on Proposal 4..................   41
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   41
  Proxy Statement/Prospectus................................   41
  Time and Place of Special Meeting.........................   41
  Voting in Person..........................................   42
  Voting by Proxy...........................................   42
  Voting by Telephone or the Internet.......................   42
  Quorum Requirement and Adjournment........................   42
  Vote Necessary to Approve Each Proposal...................   43
  Proxy Solicitation........................................   43
  Other Matters.............................................   43
  Shareholder Proposals.....................................   43
  Ownership of Shares.......................................   44
INDEPENDENT PUBLIC ACCOUNTANTS..............................   44
  Fees Paid to the Auditor Related to Company...............   44
  Fees Paid to the Auditor Not Related to Company...........   44

EXHIBIT A -- Classes of Shares of Your Fund and
             Corresponding Classes of Shares of Buying
             Fund...........................................  A-1
EXHIBIT B -- Comparison of Performance of Your Fund and
             Buying Fund....................................  B-1
EXHIBIT C -- Comparison Fee Table and Expense Example.......  C-1
EXHIBIT D -- Director Compensation Table....................  D-1
EXHIBIT E -- Officers of Company............................  E-1

EXHIBIT F -- Security Ownership of Management...............  F-1
EXHIBIT G -- Director Ownership of Fund Shares..............  G-1
EXHIBIT H -- Principal Executive Officer and Directors of
             A I M Advisors, Inc............................  H-1
EXHIBIT I -- Compensation to INVESCO Funds Group, Inc.......  I-1
EXHIBIT J -- Fees Paid to INVESCO Funds Group, Inc. and
             Affiliates in Most Recent Fiscal Year..........  J-1
EXHIBIT K -- Advisory Fee Schedules for Other AIM Funds.....  K-1
EXHIBIT L -- Proposed Compensation to A I M Advisors,
             Inc............................................  L-1
EXHIBIT M -- Shares Outstanding of Each Class of Your Fund
             on Record Date.................................  M-1
EXHIBIT N -- Ownership of Shares of Your Fund...............  N-1
EXHIBIT O -- Ownership of Shares of Buying Fund.............  O-1
APPENDIX I -- Agreement and Plan of Reorganization for Your
              Fund (to Effect the Reorganization)...........  I-i
APPENDIX II -- Prospectus of Buying Fund....................
APPENDIX III -- Form of Investment Advisory Agreement with
                A I M Advisors, Inc. .......................  III-1
APPENDIX IV -- Agreement and Plan of Reorganization for Your
               Fund (to Effect the Redomestication).........  IV-1

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(K) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 46 portfolios advised by INVESCO and Buying Fund is one of 86 portfolios advised by AIM. Proposals 1 through 4 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. Proposal 3 relates to this component of AMVESCAP's integration initiative.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts. Proposal 4 relates to this component of AMVESCAP's integration initiative.

     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Funds and the directors/trustees of the AIM Funds who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/ trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of directors of your Fund.

     You are being asked to approve Proposals 2 through 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether a particular Proposal other than Proposal 1, if approved, should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on each remaining Proposal. For information about the Special Meeting and voting on Proposals 1 through 4, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 through 4, see "Information About the Special Meeting and
Voting -- Vote Necessary to Approve Each Proposal."

                    PROPOSAL 1 -- APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent directors, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Company, a Maryland corporation. Buying Fund is a series of Buyer, a Delaware statutory trust.

     If shareholders of your Fund approve the Agreement and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Company and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objective or goal of your Fund is classified as fundamental, which means that the Board cannot change it without shareholder approval. The investment objective of Buying Fund is not classified as fundamental, which means that the Board of Trustees of Buyer can change it without shareholder approval. Having the ability to change the investment objective without shareholder approval allows the Board of Trustees to respond more quickly and efficiently to changing market conditions and to save Buying Fund and its shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

         INVESCO CASH RESERVES FUND                           AIM MONEY MARKET FUND
                (YOUR FUND)                                       (BUYING FUND)
--------------------------------------------       --------------------------------------------
                                     INVESTMENT OBJECTIVE
- high level of current income, consistent         - as high a level of current income as is
  with the preservation of capital and the           consistent with the preservation of
  maintenance of liquidity                           capital and liquidity

                                     INVESTMENT STRATEGIES
- invests in "money market" securities,            - invests only in high-quality U.S. dollar-
  which are high quality debt securities             denominated short-term obligations,
  with a life span or remaining maturity of          including: securities issued by the U.S.
  397 days or less                                   Government or its agencies; bankers'
- average dollar-weighted maturity of your           acceptances, certificates of deposit, and
  Fund is ninety days or less                        time deposits from U.S. or foreign banks;
- invests primarily in short-term debt               repurchase agreements; commercial paper;
  securities issued by large creditworthy            taxable municipal securities; master
  corporations, banks and finance companies,         notes; and cash equivalents
  as well as debt securities issued by the         - average dollar-weighted maturity of Buying
  U.S. government; securities include                Fund is ninety days or less
  corporate debt securities, asset-backed
  securities, privately issued obligations,
  bank obligations, short-term commercial
  paper, U.S. government and agency debt
  (including government agency mortgage-
  backed securities), repurchase agreements,
  variable rate or floating rate debt
  obligations, and other securities that are
  restricted as to disposition under Federal
  securities laws
- average dollar-weighted maturity of Buying
  Fund is ninety days or less
- may concentrate investments in the banking       - may concentrate investments in the banking
  industry                                           industry
- may invest in U.S. dollar denominated            - may invest up to 50% of its assets in U.S.
  certificates of deposit issued by foreign          dollar denominated foreign securities
  banks and U.S. branches of foreign banks,
  although not a principal investment
  strategy

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                      SERVICE PROVIDERS
                              ------------------------------------------------------------------
                                  INVESCO CASH RESERVES FUND           AIM MONEY MARKET FUND
SERVICE                                   (YOUR FUND)                      (BUYING FUND)
-------                       -----------------------------------   ----------------------------
Investment Advisor..........  INVESCO Funds Group, Inc.*            A I M Advisors, Inc.
                              4350 South Monaco Street              11 Greenway Plaza, Suite 100
                              Denver, Colorado 80237                Houston, Texas 77046-1173
Sub-advisor.................  A I M Capital Management, Inc.        None
                              11 Greenway Plaza, Suite 100
                              Houston, Texas 77046-1173
Distributor.................  A I M Distributors, Inc.**            A I M Distributors, Inc.
                              11 Greenway Plaza, Suite 100          11 Greenway Plaza, Suite 100
                              Houston, Texas 77046-1173             Houston, Texas 77046-1173
Administrator...............  INVESCO Funds Group, Inc.***          A I M Advisors, Inc.
                              4350 South Monaco Street              11 Greenway Plaza, Suite 100
                              Denver, Colorado 80237                Houston, Texas 77046-1173
Custodian...................  State Street Bank and Trust Company   The Bank of New York
Transfer Agent and Dividend   INVESCO Funds Group, Inc.****         A I M Fund Services, Inc.
  Disbursing Agent..........
Independent Auditors........  PricewaterhouseCoopers LLP            Ernst & Young LLP

---------------

   * If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

 *** If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for your Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for your Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Investor Class shares of your Fund and AIM Cash Reserve Shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of May 31, 2002, and Buying Fund, as of July 31, 2002, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of July 31, 2002 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. In addition to the share classes of Buying Fund listed on Exhibit A, Class R shares of Buying Fund are available to investors. This class is not involved in the Reorganization. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and AIM Cash Reserve Shares of Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

           CLASS A
       (YOUR FUND ONLY)                    CLASS B                         CLASS C
------------------------------  ------------------------------  ------------------------------
- subject to an initial sales   - not subject to an initial     - not subject to an initial
  charge*                         sales charge                    sales charge
- may be subject to a CDSC on   - subject to a CDSC on certain  - subject to a CDSC on certain
  redemptions made within 18      redemptions made within 6       redemptions made within 12
  months from the date of         years from the date of          months from the date of
  certain large purchases**       purchase                        purchase***

   AIM CASH RESERVE SHARES                 CLASS R
      (BUYING FUND ONLY)              (BUYING FUND ONLY)                INVESTOR CLASS
------------------------------  ------------------------------  ------------------------------
- not subject to an initial     - not subject to an initial     - not subject to an initial
  sales charge                    sales charge                    sales charge
- not subject to a CDSC         - may be subject to a CDSC on   - not subject to a CDSC
                                  redemptions made within 12
                                  months from the date of
                                  certain purchases

---------------

  * Your Fund waives initial sales charges on Class A shares for certain categories of investors, including certain of its affiliated entities and certain of its employees, officers and directors and those of its investment advisor.

 ** For qualified plans investing in Class A shares of your Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of your Fund are subject to a CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of your Fund is computed based on their original purchase price. This method of computation changes to conform to Buying Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R). It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Buying Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Buying Fund. Additionally, Buying Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

     The following factors could reduce Buying Fund's income and/or share price:

     - sharply rising interest rates;

     - downgrades of credit ratings or default of any of Buying Fund's holdings;

     - the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

     - the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

     If the seller of a repurchase agreement in which Buying Fund invests defaults on its obligations or declares bankruptcy, Buying Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, Buying Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     Because of the similarities in their investment objectives and strategies, your Fund and Buying Fund are subject to similar investment risks. The following is a brief discussion of the comparative risk associated with your Fund and Buying Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     To the extent either your Fund or Buying Fund invests in securities that are subject to transfer restrictions under Federal securities laws, it may be difficult to dispose of such securities on a timely basis at the prices at which they have been valued.

     Buying Fund may invest up to 50% of its assets in U.S. dollar denominated foreign securities, while your Fund does not have a corresponding principal investment strategy. As a result, Buying Fund may be subject to greater exposure to the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to AIM Cash Reserve Shares, there are no conversion rights.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on November 3, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 31, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Company will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended May 31, 2003 and for the short taxable year beginning on June 1, 2003 and ending on the Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended May 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     Buying Fund will proceed with the Reorganization if the shareholders of your Fund approve the Agreement.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of your Fund from shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at a telephone meeting of the Board held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board held on May 13-15, 2003. A special task force of the Board met to consider the Reorganization on June 3, 2003. The Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 9, 2003.

     Over the course of the three Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund and AMVESCAP, on behalf of INVESCO, will each bear one-half of the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the three Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Trustees of Buyer consider the Reorganization at an in-person meeting of the Board of Trustees held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board of Trustees of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Trustees held on June 10-11, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Company and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Company and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders of your Fund shall have approved the Agreement; and

     - Company and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors of Company and the Board of Trustees of Buyer may waive without shareholder approval any default by Company or Buyer or any failure by Company or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Company nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Company and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Company and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Company or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Company is a Maryland corporation. Buyer is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of Buyer.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Buyer, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Buyer have elected a majority of the trustees of Buyer. Such trustees serve for the life of Buyer, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the holders of a majority of the outstanding shares of Company.

     A trustee of Buyer may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Buyer.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Buyer is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Buyer provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Buyer. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Buyer are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Buyer, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Buyer or any series or class of shares of beneficial interest in Buyer may be terminated by: (1) a majority shareholder vote of Buyer or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Buyer or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Buyer or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Buyer or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Buyer or one of its investment portfolios; (v) merger or consolidation of Buyer or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust;

and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Company may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Buyer may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Buyer, without approval of the majority of the shares of Buyer. The trustees shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                       PRO FORMA
                                                                     BUYING FUND      BUYING FUND
                                                    YOUR FUND          AIM CASH         AIM CASH
                                                CLASS A SHARES(1)   RESERVE SHARES   RESERVE SHARES
                                                -----------------   --------------   --------------
Net Assets....................................     $9,268,389       $1,201,287,455   $1,210,555,844
Shares Outstanding............................      9,268,389        1,201,277,341    1,210,545,730
Net Asset Value Per Share.....................     $     1.00       $         1.00   $         1.00

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................     $675,786       $693,068,961     $693,744,747
Shares Outstanding.................................      675,786        693,063,126      693,738,912
Net Asset Value Per Share..........................     $   1.00       $       1.00     $       1.00

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................   $43,421,675      $118,865,534     $162,287,209
Shares Outstanding.................................    43,421,675       118,864,533      162,286,208
Net Asset Value Per Share..........................   $      1.00      $       1.00     $       1.00

                                                                                 PRO FORMA
                                                               BUYING FUND      BUYING FUND
                                                              CLASS R SHARES   CLASS R SHARES
                                                              --------------   --------------
Net Assets..................................................    $8,458,572       $8,458,572
Shares Outstanding..........................................     8,458,501        8,458,501
Net Asset Value Per Share...................................    $     1.00       $     1.00

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      INVESTOR CLASS   INVESTOR CLASS   INVESTOR CLASS
                                                          SHARES         SHARES(2)          SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................   $659,471,628            0         $659,471,628
Shares Outstanding..................................    659,471,628            0          659,471,628
Net Asset Value Per Share...........................   $       1.00        $1.00         $       1.00

---------------

(1) Shareholders of Class A shares of your Fund are receiving AIM Cash Reserve Shares of Buying Fund in the Reorganization.

(2) As of March 31, 2003, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization. Investor Class shares of Buying Fund will commence operations at the net asset value per share of Buying Fund's AIM Cash Reserve Shares. Therefore, the Net Asset Value Per Share shown for Investor Class shares of Buying Fund in the table above is that of Buying Fund's AIM Cash Reserve Shares.

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated, AIM, as the investment advisor of Buying Fund, will gain approximately $713 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which AIM will receive advisory fees. Exhibit C sets forth AIM's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Fund Performance" for more information about the performance of your Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Share Price" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund;
(v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the purchase, redemption and repurchase of shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

                     INFORMATION FILED WITH THE SECURITIES
                            AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Company and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Company's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-2606. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-5686. Such Buying Fund Prospectus is incorporated herein by reference.

     Company and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Company and Buyer

(including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Company and Buyer and other registrants that file electronically with the SEC.

                      PROPOSAL 2 -- ELECTION OF DIRECTORS

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Funds and the independent directors/trustees of the AIM Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board currently consists of the following 11 persons: Bob R. Baker, Sueann Ambron, Victor L. Andrews, Lawrence H. Budner, James T. Bunch, Raymond R. Cunningham, Richard W. Healey, Gerald L. Lewis, John W. McIntyre, Larry Soll, Ph.D. and Mark H. Williamson. Eight of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of the 1940 Act. Three of the current directors are "interested persons" because of their business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP. Six of the current directors have declined to stand for re-election as directors of Company. Therefore, their terms as directors of Company will end upon the election and qualification of their successor directors at the Special Meeting.

NOMINEES FOR DIRECTORS

     Company's nominating committee (which consists solely of independent directors) has approved the nomination of five of the 11 current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the nominating committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current director serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each nominee who is a current director oversees 46 portfolios which comprise the INVESCO Funds. The business address of each nominee who is a current director is 4350 South Monaco Street, Denver, Colorado 80237.

     Each new nominee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each new nominee currently oversees 86 portfolios which comprise the AIM Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

  NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS

                            DIRECTOR    PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH       SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------      --------   --------------------------   --------------------------
Bob R. Baker -- 1936......    1983     Consultant (2000-present);   None
                                       formerly, President and
                                       Chief Executive Officer
                                       (1988-2000) of AMC Cancer
                                       Research Center, Denver,
                                       Colorado; until mid-
                                       December 1988, Vice
                                       Chairman of the Board of
                                       First Columbia Financial
                                       Corporation, Englewood,
                                       Colorado; formerly,
                                       Chairman of the Board and
                                       Chief Executive Officer of
                                       First Columbia Financial
                                       Corporation.
James T. Bunch -- 1942....    2000     Co-President and Founder     None
                                       of Green, Manning & Bunch
                                       Ltd., Denver, Colorado
                                       (1988-present) (investment
                                       banking firm); Director
                                       and Vice President of
                                       Western Golf Association
                                       and Evans Scholars
                                       Foundation; Executive
                                       Committee, United States
                                       Golf Association;
                                       formerly, General Counsel
                                       and Director of Boettcher
                                       & Co., Denver, Colorado;
                                       and formerly, Chairman and
                                       Managing Partner, law firm
                                       of Davis, Graham & Stubbs,
                                       Denver, Colorado.
Gerald J. Lewis -- 1933...    2000     Chairman of Lawsuit          General Chemical Group,
                                       Resolution Services, San     Inc., Hampdon, New
                                       Diego, California (1987-     Hampshire (1996-present),
                                       present); formerly,          Wheelabrator Technologies,
                                       Associate Justice of the     Inc. (waste management
                                       California Court of          company), Fisher
                                       Appeals; and Of Counsel,     Scientific, Inc.
                                       law firm of Latham &         (laboratory supplies),
                                       Watkins, San Diego,          Henley Manufacturing,
                                       California (1987-1997).      Inc., and California
                                                                    Coastal Properties, Inc.
Larry Soll,
  Ph.D. -- 1942...........    1997     Retired; formerly,           Synergen Inc. (since
                                       Chairman of the Board        incorporation in 1982) and
                                       (1987-1994), Chief           Isis Pharmaceuticals, Inc.
                                       Executive Officer
                                       (1982-1989 and 1993-1994)
                                       and President (1982-1989)
                                       of Synergen Inc.
                                       (biotechnology company);
                                       and formerly, trustee of
                                       INVESCO Global Health
                                       Sciences Fund.

  NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON

                            DIRECTOR    PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH       SINCE        DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------      --------   --------------------------   --------------------------
Mark H. Williamson(1) --
  1951....................    1998     Director, President and      Director/trustee of each
                                       Chief Executive Officer,     of the 17 AIM Funds
                                       A I M Management Group
                                       Inc.; Director, Chairman
                                       and President, A I M
                                       Advisors, Inc. (registered
                                       investment advisor);
                                       Director, A I M
                                       Distributors, Inc.
                                       (registered broker
                                       dealer); and Chief
                                       Executive Officer of the
                                       AIM Division of AMVESCAP
                                       PLC (2003-present);
                                       formerly, Chief Executive
                                       Officer, Managed Products
                                       Division, AMVESCAP PLC
                                       (2001-2002); Chairman of
                                       the Board (1998-2002),
                                       President (1998-2002) and
                                       Chief Executive Officer
                                       (1998-2002) of INVESCO
                                       Funds Group, Inc.
                                       (registered investment
                                       advisor) and INVESCO
                                       Distributors, Inc.
                                       (registered broker
                                       dealer); Chief Operating
                                       Officer and Chairman of
                                       the Board of INVESCO
                                       Global Health Sciences
                                       Fund; Chairman and Chief
                                       Executive Officer of
                                       NationsBanc Advisors,
                                       Inc.; and Chairman of
                                       NationsBanc Investments,
                                       Inc.

---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS

                                  PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH              DURING PAST 5 YEARS         OTHER DIRECTORSHIP(S) HELD
----------------------         -----------------------------   -----------------------------
Frank S. Bayley -- 1939......  Of Counsel, law firm of Baker   Badgley Funds, Inc.
                               & McKenzie                      (registered investment
                                                               company)

Bruce L. Crockett -- 1944....  Chairman, Crockett Technology   ACE Limited (insurance
                               Associates (technology          company); Captaris, Inc.
                               consulting company) and         (unified messaging provider)
                               Captaris, Inc. (unified
                               messaging provider)

Albert R. Dowden -- 1941.....  Director of a number of         Cortland Trust, Inc.
                               public and private business     (Chairman) (registered
                               corporations, including the     investment company); Annuity
                               Boss Group, Ltd. (private       and Life Re (Holdings), Ltd.
                               investment and management)      (insurance company)
                               and Magellan Insurance
                               Company; formerly, President,
                               Chief Executive Officer and
                               Director, Volvo Group North
                               America, Inc.; Senior Vice
                               President, AB Volvo and
                               director of various
                               affiliated Volvo Group
                               companies

Edward K. Dunn,                Formerly, Chairman,             None
  Jr. -- 1935................  Mercantile Mortgage Corp.;
                               President and Chief Operating
                               Officer, Mercantile-Safe
                               Deposit & Trust Co.; and
                               President, Mercantile
                               Bankshares Corp.

Jack M. Fields -- 1952.......  Chief Executive Officer,        Administaff
                               Twenty First Century Group,
                               Inc. (government affairs
                               company) and Texana Timber LP

Carl Frischling -- 1937......  Partner, law firm of Kramer     Cortland Trust, Inc.
                               Levin Naftalis & Frankel LLP    (registered investment
                                                               company)

Prema Mathai-Davis -- 1950...  Formerly, Chief Executive       None
                               Officer, YWCA of the USA

Lewis F. Pennock -- 1942.....  Partner, law firm of Pennock    None
                               & Cooper

Ruth H. Quigley -- 1935......  Retired                         None

Louis S. Sklar -- 1939.......  Executive Vice President,       None
                               Development and Operations,
                               Hines Interests Limited
                               Partnership (real estate
                               development company)

  NEW NOMINEE WHO WILL BE AN INTERESTED PERSON

NAME AND YEAR OF BIRTH              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OTHER DIRECTORSHIP(S) HELD
----------------------              -------------------------------------------   --------------------------
Robert H. Graham(1) -- 1946.......  Director and Chairman, A I M Management       None
                                    Group Inc. (financial services holding
                                    company); and Director and Vice Chairman,
                                    AMVESCAP PLC (parent of AIM and a global
                                    investment management firm) and Chairman,
                                    AMVESCAP PLC -- AIM Division; formerly,
                                    President and Chief Executive Officer,
                                    A I M Management Group Inc.; Director,
                                    Chairman and President, A I M Advisors,
                                    Inc. (registered investment advisor);
                                    Director and Chairman, A I M Capital
                                    Management, Inc. (registered investment
                                    advisor), A I M Distributors, Inc.
                                    (registered broker dealer), A I M Fund
                                    Services, Inc. (registered transfer agent),
                                    and Fund Management Company (registered
                                    broker dealer); and Chief Executive
                                    Officer, AMVESCAP PLC -- Managed Products

---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

CURRENT COMMITTEES OF THE BOARD

     The Board currently has nine standing committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

  AUDIT COMMITTEE

     Company has an audit committee established for the purpose of overseeing the accounting and financial reporting process of Company and audits of the financial statements of Company. The audit committee is comprised entirely of independent directors. The committee meets quarterly with Company's independent accountants and officers to review accounting principles used by Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The current members of the audit committee are Messrs. Baker, Budner, Lewis and McIntyre.

  EXECUTIVE COMMITTEE

     Company has an executive committee. On occasion, the committee acts upon the current and ordinary business of Company between the meetings of the Board. Except for certain powers which, under applicable law, may only be exercised by the full Board, the committee may exercise all powers and authority of the Board in the management of the business of Company. All decisions are subsequently submitted for ratification by the Board. The current members of the executive committee are Messrs. Baker, Bunch, McIntyre and Williamson.

  INVESTMENTS AND MANAGEMENT LIAISON COMMITTEE

     Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Company, and to review investment, legal and operational matters which have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The current members of the investments and management liaison committee are Messrs. Andrews, Baker, Bunch, Soll and Dr. Ambron.

  BROKERAGE COMMITTEE

     Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by your Fund and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Board. The current members of the brokerage committee are Messrs. Budner, Bunch and McIntyre.

  DERIVATIVES COMMITTEE

     Company has a derivatives committee. The committee meets periodically to review derivatives investments made by your Fund. It monitors the use of derivatives by your Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Board. The committee reports on these matters to the Board. The current members of the derivatives committee are Messrs. Andrews, Lewis and Soll.

  NOMINATING COMMITTEE

     Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the Chairman of the nominating committee. The current members of the nominating committee are Messrs. Baker, Bunch, Lewis and Soll.

  LEGAL COMMITTEE

     Company has a legal committee. The committee meets periodically to review compensation arrangements with counsel to Company and to its independent directors. The committee reports on these matters to the Board. The current members of the legal committee are Messrs. Bunch, Lewis and McIntyre.

  COMPENSATION COMMITTEE

     Company has a compensation committee. The committee meets periodically to review compensation arrangements of Company's independent directors. The committee reports on these matters to the Board. The current members of the compensation committee are Messrs. Andrews, Baker, Budner and Soll.

  VALUATION COMMITTEE

     Company has a valuation committee. The committee meets periodically to review valuation issues regarding investments made by your Fund. The committee reports on these matters to the Board. The current members of the valuation committee are Messrs. Baker, Bunch, Cunningham and McIntyre.

  RETIREMENT PLAN COMMITTEE

     Company has a retirement plan committee. The committee meets periodically to review Company's retirement arrangements for its independent directors. The committee reports on these matters to the Board. The current members of the retirement plan committee are Messrs. Andrews, Baker, Budner, Cunningham and Soll.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended May 31, 2003, the Board met seven times, the audit committee met four times, the investments and management liaison committee met four times, the brokerage committee met four times, the derivatives committee met four times, the nominating committee met four times, the legal committee met three times, the compensation committee met two times, and the executive, valuation and retirement plan committees did not meet. All of the current directors then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

FUTURE COMMITTEE STRUCTURE

     As a result of the combination of the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds, it is expected that the Board will adopt a committee structure that is the same as that which is in effect for the AIM Funds, so that the Board will have four committees: an Audit Committee, a Committee on Directors/Trustees, an Investments Committee and a Valuation Committee. These committees are described below.

  AUDIT COMMITTEE

     The Audit Committee will be comprised entirely of independent directors. The Audit Committee will be responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees will be comprised entirely of independent directors. It will be responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors; (ii) nominating persons who are not interested persons of Company for selection as members of each committee of the Board, including, without limitation, the audit committee, the committee on directors, the investments committee and the valuation committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

  INVESTMENTS COMMITTEE

     The Investments Committee will be responsible for: (i) overseeing the advisor's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The Valuation Committee will be responsible for: (i) periodically reviewing the advisor's procedures for valuing securities ("Procedures"), and making any recommendations to the advisor with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by the advisor from time to time; (iii) periodically reviewing information provided by the advisor regarding industry developments in connection with valuation; (iv) periodically reviewing information from the advisor regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the committee or to the committee and the full Board simultaneously); and (v) if requested by the advisor, assisting the advisor's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

DIRECTOR'S COMPENSATION

     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other INVESCO Funds. Each such director receives a fee, allocated among the INVESCO Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002 is found in Exhibit D.

CURRENT RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds have adopted a Retirement Plan (the "Retirement Plan") and a Deferred Retirement Plan Account Agreement (the "Account Agreement"). Certain of the independent directors of Company participate either in the Retirement Plan or in the Account Agreement. Under the Retirement Plan and the Account Agreement, each participating director who is not an interested person of the INVESCO Funds and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

     Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Retirement Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Retirement Plan receives no benefits from the Account Agreement. The cost of the Retirement Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee administering the Retirement Plan.

     A Participating Qualified Director who has elected to participate in the Account Agreement receives no benefits from the Retirement Plan. Pursuant to the terms of the Account Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate per annum (currently 5.75%), will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the INVESCO Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Account Agreement.

     Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

CURRENT DEFERRED COMPENSATION PLAN

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except INVESCO Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each independent director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the independent director may own either directly or beneficially. Each of the independent directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

NEW RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds intend to adopt a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which will be effective as of the date of the Special Meeting. The New Retirement Plan also will be adopted by the Boards of Directors/Trustees of the AIM Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the A I M Funds. The retirement plan will include a retirement policy as well as retirement benefits for independent directors.

     The retirement policy will permit each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors will be able to extend from time to time the retirement date of a director.

     Annual retirement benefits will be available to each independent director of Company and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such director's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan will not be secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors will cease to accrue benefits under the Retirement Plan and the Account Agreement. Messrs. Baker and Soll will not receive any additional benefits under the Retirement Plan or the Account Agreement, but will be entitled to amounts which have been previously funded under the Retirement Plan or the Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Retirement Plan and the Account Agreement.

NEW DEFERRED COMPENSATION AGREEMENTS

     The Boards of Directors of the INVESCO Funds intend to adopt new deferred compensation agreements which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the A I M Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director will have the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.

     The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors will have the status of unsecured creditors of Company and of each other INVESCO Fund or A I M Fund from which they will be deferring compensation.

OFFICERS OF COMPANY

     Information regarding the current officers of Company can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by the directors, nominees and current executive officers of Company can be found in Exhibit F.

DIRECTOR OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex can be found in Exhibit G.

         PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that A I M is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     The Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. The Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with A I M is at Appendix III.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 3, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided by INVESCO pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with A I M. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, A I M will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with A I M is approved, INVESCO will assign to A I M its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting A I M for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board held on August 12-13, 2003, the Board, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR

     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on February 28, 1997. Your Fund's shareholders last voted on the agreement on January 31, 1997, for the purpose of approving a new investment advisory agreement for your Fund, with the same parties and on terms substantially identical to your Fund's then-existing investment advisory agreement. Such approval was necessary because your Fund's then-existing investment advisory agreement terminated automatically by operation of law upon the consummation on February 28, 1997, of the merger of A I M Management Group Inc. and INVESCO PLC, which at that time was the ultimate parent company of your Fund's investment advisor. The Board, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.

THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A1AG, United Kingdom. AMVESCAP and its subsidiaries are an independent investment management group. A list of the names, addresses and principal occupations of the principal executive officer and directors of AIM is in Exhibit H.

POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, also is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised, and calculates the net asset value of your Fund, subject to such procedures established by the Board and based upon information provided by your Fund, the custodian of your Fund or other source as designated by the Board. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO also provides, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities.

     Under the terms of the current advisory agreement, INVESCO has no liability to Company, your Fund or to your Fund's shareholders or creditors, for any error of judgment, mistake of law, or for any loss arising out of any investment, nor for any other act or omission, in the performance of its obligations to Company or your Fund unless such act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the current advisory agreement.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund and each other series portfolio of Company, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund and each other series portfolio of Company or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the Board;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.

     The annual rates at which INVESCO receives fees from your Fund under the current advisory agreement, the total net assets of your Fund, the dollar amounts of advisory fees paid to INVESCO by your Fund net of any expense limitations and the reimbursement, if any, made by INVESCO to your Fund for the most recent fiscal year are in Exhibit I.

ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES

     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. INVESCO currently serves as your Fund's transfer agent. Prior to July 1, 2003, INVESCO Distributors,

Inc. served as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO. Information concerning fees paid to INVESCO and its affiliates for these services is in Exhibit J.

ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES

     The advisory fee schedules for other funds advised by AIM with similar investment objectives as your Fund are in Exhibit K.

TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising your Funds' assets and investment research and management, subject at all times to the policies and control of the Board. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.

     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual rates at which AIM will receive advisory fees from your Fund under the proposed advisory agreement are in Exhibit L.

     If Proposal 3 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market

Fund to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Fund as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.

     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - expand provisions regarding broker-dealer relationships that are set forth in the current advisory agreement to make them consistent with similar provisions in other AIM advisory agreements;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - simplify certain rights applicable to your Fund's right to terminate advisory services or amend the proposed advisory agreement;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same or lower costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there by any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  BROKER-DEALER RELATIONSHIPS AND AFFILIATED BROKERAGE

     The current advisory agreement requires INVESCO, when selecting brokers or dealers, to first obtain the most favorable execution and price for your Fund; after fulfilling this primary requirement INVESCO may consider, as secondary factors whether such firms provide statistical research and other information to INVESCO. The proposed advisory agreement specifies that AIM's primary consideration in effecting a security transaction will be to obtain the best execution. In selecting broker-dealers to execute particular transactions, AIM will consider the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order and the value of the expected contribution of the broker-dealer to the investment performance of Company's portfolio funds on a continuing basis. Accordingly, the price to your Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered by the broker-dealer. The broker-dealer relationship provisions of the current advisory agreement with INVESCO for your Fund do not specify these factors.

     Although AIM does not currently execute trades through brokers or dealers that are affiliated with AIM, the proposed advisory agreement includes a new provision that would permit such trades, subject to compliance with applicable federal securities laws, rules, interpretations and exemptions.

  SECURITIES LENDING

     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Administrative services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  TERMINATION/AMENDMENT RIGHTS

     The current advisory agreement with INVESCO provides that Company can terminate the agreement with INVESCO or amend the terms of the agreement upon receipt of the affirmative vote of a majority of the outstanding securities (as defined in the 1940 Act) of all series portfolios of Company. Under the 1940 Act and the regulations thereunder, as interpreted by the SEC, advisory services provided to your Fund cannot be terminated or amended without the approval by a majority of the outstanding securities of your Fund, unless, in the case of an amendment, the Board may approve the changes. The proposed advisory agreement simplifies the language regarding termination and amendment of the agreement to be consistent with the 1940 Act and the regulations thereunder, as interpreted by the SEC.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor.

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

  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     As described above under the descriptions of the terms of the current advisory agreement and the proposed advisory agreement, respectively, both agreements provide limitation of liability for the advisor. The limitation of liability provisions of the 1940 Act also apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT

     At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on August 12-13, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

     The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:

     - The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposal 3 is approved by shareholders.

     - The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending.

     - Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement.

     - The performance record of your Fund. The Board reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     - Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fees that are being proposed under the proposed advisory agreement are the same as the advisory fees paid to INVESCO under the current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     - The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     - The terms of the proposed advisory agreement. The Board reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.

     After considering the above factors, the Board concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.

     The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve Proposal 3, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     The Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                 PROPOSAL 4 --
                     APPROVAL OF THE PLAN TO REDOMESTICATE
           EACH SERIES PORTFOLIO OF COMPANY AS A NEW SERIES PORTFOLIO
                       OF A NEW DELAWARE STATUTORY TRUST

BACKGROUND

     Company, a Maryland corporation, currently is comprised of three series portfolios: your Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund. AMVESCAP has identified these three series portfolios as appropriate to be redomesticated as new series portfolios of AIM Treasurer's Series Trust, a newly created open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act (the "Trust").

     If Proposal 1 is approved by the shareholders of your Fund, your Fund will be combined with Buying Fund and will not be redomesticated as a new series portfolio of the Trust. You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from redomesticating as a new series portfolio of the Trust.

     The Board of Directors of INVESCO Treasurer's Series Funds, Inc. ("ITSFI"), an open-end management investment company organized as a Maryland corporation, currently is soliciting the proxies of the shareholders of ITSFI's three existing series portfolios to vote on the conversion of these three existing series portfolios to three corresponding new series portfolios of the Trust (each, an "ITSFI Fund"). Currently, the sole shareholder of the ITSFI Funds is ITSFI and the sole shareholder of the New Funds (as defined below) is Company.

     The Board has approved the Plan, which provides for a series of transactions to convert each of your Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund (each, a "Current Fund"), to a corresponding series (a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix IV.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board is soliciting the proxies of the shareholders of INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The Trust, like Company, will operate as an open-end management investment company registered with the SEC under the 1940 Act.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the AIM Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The Trust will be governed primarily by the terms of its Declaration of Trust. In particular, the Trust will have greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, the Trust has been formed as a Delaware statutory trust pursuant to its Declaration of Trust, and each New Fund has been established as a series portfolio of the Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board, notwithstanding the approval of the Plan by the shareholders of either Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of either Current Fund. Company and the Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of either Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of the New Funds prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to that described in Proposal 3 and a new investment advisory agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing investment advisory agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 3. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO and a sub-advisory agreement with A I M Capital Management, Inc. that is substantially identical to the existing sub-advisory agreement between INVESCO and A I M Capital Management, Inc. for such Current Fund.

     - Assuming that Proposal 3 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 3 and a new administrative services agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing administrative services agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by AIM Distributors.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of each New Fund that will be substantially identical to the corresponding Current Fund's existing distribution plan for that class.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with A I M Fund Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.

     - Together with ITSFI, as the sole shareholder of each ITSFI Fund, elect the directors of Company and ITSFI as the trustees of the Trust to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders, and except as they retire in accordance with the Trust's retirement policy for trustees. The Trust's retirement policy for trustees will replace Company's retirement policy for directors.

     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund.

     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 4, Company currently contemplates that the Redomestication will be consummated on November 4, 2003.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE TRUST COMPARED TO COMPANY

  STRUCTURE OF THE TRUST

     The Trust has been established under the laws of the State of Delaware by the filing of a certificate of trust in the office of the Secretary of State of Delaware. The Trust has established series corresponding to and having identical designations as the series portfolios of Company. The Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The Trust's fiscal year is the same as that of Company. The Trust will not have any operations prior to the Redomestication. Initially, ITSFI will be the sole shareholder of the ITSFI Funds and Company will be the sole shareholder of the New Funds.

     As a Delaware statutory trust, the Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE TRUST

     Subject to the provisions of the Declaration of Trust, the business of the Trust will be managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the Trust are substantially the same as those of the directors of Company.

     The trustees of the Trust would be those persons elected at this Special Meeting to serve as directors of Company. Information concerning the nominees for election as directors of Company is set forth above under Proposal 2.

  SHARES OF THE TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.01 per share. Shareholders do not have the right to demand or require the Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of Company and of the Declaration of Trust and the Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Company intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit M. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Company at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Company in writing to the address of Company set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposals 1 and 3 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposals 2 and 4 if shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposals 1 and 3.  Approval of Proposals 1 and 3 requires the lesser of
(a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1 and 3 because approval of Proposals 1 and 3 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect directors, meaning that the director nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for directors, the plurality requirement is not a factor. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal. We expect that brokers will be entitled to vote on this proposal, but any broker non-vote will have no effect on the outcome of this proposal.

     Proposal 4. Approval of Proposal 4 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.

PROXY SOLICITATION

     Company has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $55,300. Company expects to solicit proxies principally by mail, but Company or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Company's officers will not receive any additional or special compensation for any such solicitation. Your Fund and AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Company at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Company must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of how to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Current Committees of the Board -- Nominating Committee."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit N.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit O.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     Effective August 13, 2003, the fiscal year end of Company was changed from May 31 to August 31. The audit committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Company's independent public accountants for the fiscal year ending August 31, 2003 and August 31, 2004. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The audit committee of the Board has considered whether the provision of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO COMPANY

     The Auditor billed Company (consisting of three separate series portfolios) aggregate fees for professional services rendered for the fiscal year ended May 31, 2003 as follows:

Audit Fees..................................................  $54,200
Financial Information Systems Design and Implementation
  Fees......................................................  $     0
All Other Fees*.............................................  $ 9,265
                                                              -------
Total Fees..................................................  $63,465

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Company.

FEES PAID TO THE AUDITOR NOT RELATED TO COMPANY

     The Auditor billed INVESCO aggregate fees for professional services rendered for the fiscal year ended May 31, 2003 to INVESCO, or any affiliate that provided services to Company, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................  $     0
All Other Fees**............................................  $31,500
                                                              -------
Total Fees..................................................  $31,500

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provide support for the operations of Company. All Other Fees include services relating to tax services, controls review on the transfer agency, research on accounting consultations, a CRM project and other agreed upon procedures. The services performed for your Fund's advisor and related entities benefit many legal entities of INVESCO, including many sister funds within the investment company complex.

                                   EXHIBIT A

                                CORRESPONDING CLASSES OF
CLASSES OF SHARES OF YOUR FUND   SHARES OF BUYING FUND
------------------------------  ------------------------
        Class A shares          AIM Cash Reserve Shares
        Class B shares              Class B shares
        Class C shares              Class C shares
    Investor Class shares        Investor Class shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

INVESCO CASH RESERVES FUND (YOUR FUND)

     Performance information in the bar chart below is that of the Fund's Investor Class shares, which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The table below shows the average annual total returns of Investor Class for various periods ended December 31, 2002.

     To obtain the Fund's current 7-day yield information, please call [INVESCO at 1-800-525-8085]. The information in the chart and table illustrates the variability of the Fund's total return. Remember, past performance does not indicate how the Fund will perform in the future.

                      CASH RESERVES FUND -- INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1)(2)(3)

'93.........................................................   2.36%
'94.........................................................   3.70%
'95.........................................................   5.26%
'96.........................................................   4.70%
'97.........................................................   4.81%
'98.........................................................   4.74%
'99.........................................................   4.38%
'00.........................................................   5.63%
'01.........................................................   3.22%
'02.........................................................   0.94%


Best Calendar Qtr. 12/00 1.45%
Worst Calendar Qtr. 12/02 0.19%

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                        AS OF 12/31/02
                                                              ----------------------------------
                                                                                   10 YEARS OR
                                                              1 YEAR   5 YEARS   SINCE INCEPTION
                                                              ------   -------   ---------------
Investor Class
  Cash Reserves Fund(1)(3)..................................  0.94%     3.77%         3.96%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the class' expenses.

(2) The year-by-year returns are for Investor Class only.

(3) Returns for Investor Class shares of Cash Reserves Fund year-to-date as of the calendar quarter ended June 30, 2003 was 0.17%.

AIM MONEY MARKET FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's AIM Cash Reserve Shares from year to year. AIM Cash Reserve Shares do not have sales loads.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   3.44%
1995...................................................................   5.04%
1996...................................................................   4.41%
1997...................................................................   4.66%
1998...................................................................   4.62%
1999...................................................................   4.22%
2000...................................................................   5.45%
2001...................................................................   3.21%
2002...................................................................   0.91%

     The AIM Cash Reserve Shares' year-to-date total return as of June 30, 2003 was 0.27%.

     During the periods shown in the bar chart, the highest quarterly return was 1.41% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.17% (quarter ended December 31, 2002).

  PERFORMANCE TABLE

     The following performance table reflects the fund's performance over the period indicated. The fund's performance reflects payment of sales loads, if applicable.

  Average Annual Total Returns (for the Periods Ended December 31, 2002)

                                                                               SINCE     INCEPTION
                                                          1 YEAR   5 YEARS   INCEPTION     DATE
                                                          ------   -------   ---------   ---------
AIM Cash Reserve Shares.................................  0.91%     3.67%      3.95%     10/16/93

     AIM Cash Reserve Shares' seven day yield on December 31, 2002, was 1.19%. For the current seven day yield, call (800) 347-4246.

                                   EXHIBIT C

                             COMPARISON OF EXPENSES

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C and Investor Class shares of INVESCO Cash Reserves Fund ("Selling Fund"), and of AIM Cash Reserve Shares, Class B, Class C and Class R shares of AIM Money Market Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                                 SELLING FUND                             BUYING FUND
                                               (AS OF 5/31/02)                          (AS OF 7/31/02)
                                    --------------------------------------   --------------------------------------
                                                                  INVESTOR   AIM CASH
                                    CLASS A   CLASS B   CLASS C    CLASS     RESERVE    CLASS B   CLASS C   CLASS R
                                    SHARES    SHARES    SHARES     SHARES     SHARES    SHARES    SHARES    SHARES
                                    -------   -------   -------   --------   --------   -------   -------   -------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
(Load) Imposed on Purchases (as a
  percentage of offering price)
Maximum Sales Charge..............    None     None      None       None       None      None      None       None
Maximum Deferred Sales Charge
  (Load)(1).......................    None(2)  5.00%     1.00%      None       None      5.00%     1.00%      None(3)
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from
  fund assets)
Management fees...................    0.38%    0.38%     0.38%      0.38%      0.53%     0.53%     0.53%      0.53%
Distribution and/or Service
  (12b-1) Fees(5).................    0.35%    1.00%     1.00%      None       0.25%     1.00%     1.00%      0.50%
Other Expenses(6).................    0.39%    0.27%     0.39%      0.44%      0.23%     0.23%     0.23%      0.23%
Total Annual Fund Operating
  Expenses(7)(8)..................    1.12%    1.65%     1.77%      0.82%      1.01%     1.76%     1.76%      1.26%

                                                       BUYING FUND
                                                   PRO FORMA COMBINED
                                                     (AS OF 7/31/02)
                                    -------------------------------------------------
                                    AIM CASH                                 INVESTOR
                                    RESERVE    CLASS B   CLASS C   CLASS R    CLASS
                                     SHARES    SHARES    SHARES    SHARES     SHARES
                                    --------   -------   -------   -------   --------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
(Load) Imposed on Purchases (as a
  percentage of offering price)
Maximum Sales Charge..............    None      None      None       None      None
Maximum Deferred Sales Charge
  (Load)(1).......................    None      5.00%     1.00%      None(3)   None
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from
  fund assets)
Management fees...................    0.52%     0.52%     0.52%      0.52%     0.52%
Distribution and/or Service
  (12b-1) Fees(5).................    0.25%     1.00%     1.00%      0.50%     None
Other Expenses(6).................    0.21%     0.21%     0.21%      0.21%     0.21%
Total Annual Fund Operating
  Expenses(7)(8)..................    0.98%     1.73%     1.73%      1.23%     0.73%

---------------

(1) For Selling Fund, calculated as a percentage of original purchase price. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price or redemption proceeds, whichever is less.

(2) For retirement plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Because each class pays a 12b-1 distribution and service fee which is based upon such class' assets, if you own such shares for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge for mutual funds by the National Association of Securities Dealers, Inc.

(6) Other Expenses for Selling Fund and for Class R shares of Buying Fund are based on estimated expenses for the current fiscal year.

(7) INVESCO has contractually agreed to waive fees and bear any expenses on Selling Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75% and 2.75% on Class A, Class B and Class C shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.25%, 1.90%, 1.90% and 0.90% on Class A, Class B, Class C and Investor Class shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement from a class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary commitment between Selling Fund and INVESCO if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after INVESCO incurred the expenses.

(8) The advisor and/or the distributor are voluntarily waiving fees and/or reimbursing expenses to maintain a minimum yield on Buying Fund.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.......  $114   $356    $  617   $1,363
  Assuming no redemption..............................  $114   $356    $  617   $1,363
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $668   $820    $1,097   $1,813
  Assuming no redemption(3)...........................  $168   $520    $  897   $1,813
Class C shares
  Assuming complete redemption at end of period(2)....  $280   $557    $  959   $2,084
  Assuming no redemption..............................  $180   $557    $  959   $2,084
Investor Class shares
  Assuming complete redemption at end of period.......  $ 84   $262    $  455   $1,014
  Assuming no redemption..............................  $ 84   $262    $  455   $1,014
BUYING FUND
AIM Cash Reserve Shares(1)
  Assuming complete redemption at end of period.......  $103   $322    $  558   $1,236
  Assuming no redemption..............................  $103   $322    $  558   $1,236
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $679   $854    $1,154   $1,875
  Assuming no redemption(3)...........................  $179   $554    $  954   $1,875
Class C shares
  Assuming complete redemption at end of period(2)....  $279   $554    $  954   $2,073
  Assuming no redemption..............................  $179   $554    $  954   $2,073
Class R shares
  Assuming complete redemption at end of period.......  $128   $400    $  692   $1,523
  Assuming no redemption..............................  $128   $400    $  692   $1,523

                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
BUYING FUND -- PRO FORMA COMBINED
AIM Cash Reserve Shares(1)
  Assuming complete redemption at end of period.......  $100   $312    $  542   $1,201
  Assuming no redemption..............................  $100   $312    $  542   $1,201
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $676   $845    $1,139   $1,842
  Assuming no redemption(3)...........................  $176   $545    $  939   $1,842
Class C shares
  Assuming complete redemption at end of period(2)....  $276   $545    $  939   $2,041
  Assuming no redemption..............................  $176   $545    $  939   $2,041
Class R shares
  Assuming complete redemption at end of period.......  $125   $390    $  676   $1,489
  Assuming no redemption..............................  $125   $390    $  676   $1,489
Investor Class shares
  Assuming complete redemption at end of period.......  $ 75   $233    $  406   $  906
  Assuming no redemption..............................  $ 75   $233    $  406   $  906

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B to Class A shares at the end of the eighth year for Selling Fund. Assumes conversion of Class B to AIM Cash Reserve Shares at the end of the eighth year for Buying Fund and for Buying
    Fund -- Pro Forma Combined.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                          DIRECTOR COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002.

                                                                                        TOTAL
                                                                                     COMPENSATION
                             AGGREGATE      RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM ALL
                           COMPENSATION         ACCRUED BY         BENEFITS UPON       INVESCO
NAME OF DIRECTOR          FROM COMPANY(1)       COMPANY(2)         RETIREMENT(3)       FUNDS(4)
----------------          ---------------   -------------------   ----------------   ------------
Bob R. Baker............      $8,862                $0                $34,000          $138,000
James T. Bunch..........       7,895                 0                      0           124,625
Gerald J. Lewis.........       7,654                 0                      0           116,500
Larry Soll, Ph.D. ......       7,974                 0                      0           126,000

---------------

(1) The vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended May 31, 2003.

(2) Represents estimated benefits accrued with respect to the current Retirement Plan and Deferred Retirement Plan Account Agreement, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended May 31, 2003.

(3) These amounts represent the estimated annual benefits payable by the ten INVESCO Funds upon the directors' retirement under the current Retirement Plan and Deferred Retirement Plan Account Agreement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the current Retirement Plan.

(4) All continuing directors currently serve as directors of ten registered investment companies advised by INVESCO.

                                   EXHIBIT E

                              OFFICERS OF COMPANY

     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Company is 4350 South Monaco Street, Denver, Colorado 80237.

NAME, YEAR OF BIRTH AND        OFFICER
POSITION(S) HELD WITH COMPANY   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------  -------   -----------------------------------------------------
Mark H. Williamson -- 1951...   1998     Director, President and Chief Executive Officer, A I
Chairman of the Board                    M Management Group Inc.; Director, Chairman and
                                         President, A I M Advisors, Inc. (registered
                                         investment advisor); Director, A I M Distributors,
                                         Inc. (registered broker dealer); and Chief Executive
                                         Officer of the AIM Division of AMVESCAP PLC
                                         (2003-present); formerly, Chief Executive Officer,
                                         Managed Products Division, AMVESCAP PLC (2001-2002);
                                         Chairman of the Board (1998-2002), President
                                         (1998-2002) and Chief Executive Officer (1998-2002)
                                         of INVESCO Funds Group, Inc. (registered investment
                                         advisor) and INVESCO Distributors, Inc. (registered
                                         broker dealer); Chief Operating Officer and Chairman
                                         of the Board of INVESCO Global Health Sciences Fund;
                                         Chairman and Chief Executive Officer of NationsBanc
                                         Advisors, Inc.; and Chairman of NationsBanc
                                         Investments, Inc.
Raymond R.                      2001     President (2001-present) and Chief Executive Officer
  Cunningham -- 1951........             (2003- present) of INVESCO Funds Group, Inc.;
President and Chief Executive            Chairman of the Board (2003-present) and President
Officer                                  (2003-present) of INVESCO Distributors, Inc.;
                                         formerly, Chief Operating Officer (2001-2003) and
                                         Senior Vice President (1999-2002) of INVESCO Funds
                                         Group, Inc. and INVESCO Distributors, Inc.; and
                                         Senior Vice President of GT Global -- North America
                                         (1992-1998).
Glen A. Payne -- 1947.......    1989     Senior Vice President, General Counsel and Secretary
Secretary                                of INVESCO Funds Group, Inc.; Senior Vice President,
                                         Secretary and General Counsel of INVESCO
                                         Distributors, Inc.; formerly, Secretary of INVESCO
                                         Global Health Sciences Fund; General Counsel of
                                         INVESCO Trust Company (1989-1998); and employee of
                                         the Securities and Exchange Commission, Washington,
                                         DC (1973-1989).
Ronald L. Grooms -- 1946....    1988     Senior Vice President and Treasurer of INVESCO Funds
Chief Accounting Officer,                Group, Inc.; and Senior Vice President and Treasurer
Chief Financial Officer and              of INVESCO Distributors, Inc.; formerly, Treasurer
Treasurer                                and Principal Financial and Accounting Officer of
                                         INVESCO Global Health Sciences Fund; and Senior Vice
                                         President and Treasurer of INVESCO Trust Company
                                         (1988-1998).
William J. Galvin,              1992     Senior Vice President and Assistant Secretary INVESCO
  Jr. -- 1956...............             Funds Group, Inc.; and Senior Vice President and
Assistant Secretary                      Assistant Secretary of INVESCO Distributors, Inc.;
                                         formerly, Trust Officer of INVESCO Trust Company
                                         (1995-1998).

NAME, YEAR OF BIRTH AND        OFFICER
POSITION(S) HELD WITH COMPANY   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------  -------   -----------------------------------------------------
Pamela J. Piro -- 1960......    1999     Vice President and Assistant Treasurer of INVESCO
Assistant Treasurer                      Funds Group, Inc.; and Assistant Treasurer of INVESCO
                                         Distributors, Inc.; formerly, Assistant Vice
                                         President (1996-1997).
Tane T. Tyler -- 1965.......    2002     Vice President and Assistant General Counsel of
Assistant Secretary                      INVESCO Funds Group, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Company, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of common stock of each class of each series portfolio of Company by the directors, nominees, and current executive officers of Company:

                                                                                   NUMBER OF SHARES
                                                                                OWNED BENEFICIALLY AND
                                                            SERIES AND CLASS     PERCENTAGE OF CLASS*
                                                            ----------------   ------------------------
Bob R. Baker..............................................
Sueann Ambron.............................................
Victor L. Andrews.........................................
Lawrence H. Budner........................................
James T. Bunch............................................
Raymond R. Cunningham.....................................
Richard W. Healey.........................................
Gerald J. Lewis...........................................
John W. McIntyre..........................................
Larry Soll, Ph.D..........................................
Mark H. Williamson........................................
Frank S. Bayley...........................................
Bruce L. Crockett.........................................
Albert R. Dowden..........................................
Edward K. Dunn, Jr........................................
Jack M. Fields............................................
Carl Frischling...........................................
Robert H. Graham..........................................
Prema Mathai-Davis........................................
Lewis F. Pennock..........................................
Ruth H. Quigley...........................................
Louis S. Sklar............................................
Glen A. Payne.............................................
Ronald L. Grooms..........................................
William J. Galvin, Jr.....................................
Pamela J. Piro............................................
Tane T. Tyler.............................................

---------------

* To the best knowledge of Company, the ownership of shares of each series portfolio of Company by current directors, nominees, and current executive officers of Company as a group constituted less than 1% of each class of each series portfolio of Company as of July 25, 2003.

                                   EXHIBIT G

                       DIRECTOR OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex:

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY
                                                      DOLLAR RANGE OF EQUITY     DIRECTOR IN THE INVESCO
NAME OF DIRECTOR                                      SECURITIES IN YOUR FUND         FUNDS COMPLEX
----------------                                      -----------------------   -------------------------
INDEPENDENT DIRECTORS
Bob R. Baker........................................          $1 - $10,000          $10,001 - $50,000
James T. Bunch......................................     $10,001 - $50,000         $50,001 - $100,000
Gerald J. Lewis.....................................          $1 - $10,000         $50,001 - $100,000
Larry Soll, Ph.D....................................          $1 - $10,000              Over $100,000

INTERESTED DIRECTOR
Mark H. Williamson..................................          $1 - $10,000              Over $100,000

INDEPENDENT NOMINEES
Frank S. Bayley.....................................                  None                       None
Bruce L. Crockett...................................                  None                       None
Albert R. Dowden....................................                  None                       None
Edward K. Dunn......................................                  None                       None
Jack M. Fields......................................                  None                       None
Carl Frischling.....................................                  None                       None
Prema Mathai-Davis..................................                  None                       None
Lewis F. Pennock....................................                  None                       None
Ruth H. Quigley.....................................                  None                       None
Louis S. Sklar......................................                  None                       None

NOMINEE WHO WILL BE INTERESTED
Robert H. Graham....................................                  None                       None

                                   EXHIBIT H

                  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF
                              A I M ADVISORS, INC.

     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.

 NAME AND ADDRESS           POSITION WITH AIM                     PRINCIPAL OCCUPATION
------------------  ----------------------------------  -----------------------------------------
Mark H. Williamson  Director, Chairman and President    See director table under Proposal 2
Kevin M. Carome     Director, Senior Vice President,    Director, Senior Vice President,
                    General Counsel and Secretary       Secretary and General Counsel, A I M
                                                        Management Group Inc.; Vice President,
                                                        A I M Capital Management, Inc., A I M
                                                        Distributors, Inc. and A I M Fund
                                                        Services, Inc., and Director, Vice
                                                        President and General Counsel, Fund
                                                        Management Company
Gary T. Crum        Director and Senior Vice President  Chairman, Director and Director of
                                                        Investments, A I M Capital Management,
                                                        Inc.; Director and Executive Vice
                                                        President, A I M Management Group Inc.;
                                                        Director, A I M Distributors, Inc. and
                                                        AMVESCAP PLC
Dawn M. Hawley      Director, Senior Vice President     Director, Senior Vice President and Chief
                    and Chief Financial Officer         Financial Officer, A I M Management Group
                                                        Inc.; Vice President and Treasurer, A I M
                                                        Capital Management, Inc. and A I M
                                                        Distributors, Inc.; Director, Vice
                                                        President and Chief Financial Officer,
                                                        A I M Fund Services, Inc.; and Vice
                                                        President and Chief Financial Officer,
                                                        Fund Management Company

                                   EXHIBIT I

                   COMPENSATION TO INVESCO FUNDS GROUP, INC.

     Company pays INVESCO Funds Group, Inc., out of the assets of your Fund, as full compensation for all services rendered, an advisory fee for your Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of your Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of your Fund.

                                                                   NET FEES PAID TO       FEE WAIVERS OR
                                               TOTAL NET ASSETS      INVESCO FUNDS           EXPENSE
                                                 FOR THE MOST     GROUP, INC. FOR THE   REIMBURSEMENTS FOR
                                                   RECENTLY          MOST RECENTLY      THE MOST RECENTLY
ANNUAL RATE                                    COMPLETED FISCAL    COMPLETED FISCAL      COMPLETED FISCAL
(BASED ON AVERAGE DAILY NET ASSETS)             PERIOD OR YEAR      PERIOD OR YEAR        PERIOD OR YEAR
-----------------------------------            ----------------   -------------------   ------------------
0.50% of the first $300 million;                 $597,784,134         $3,173,525             $272,134
0.40% of the next $200 million;
0.30% of the excess of $500 million

                                   EXHIBIT J

FEES PAID TO INVESCO FUNDS GROUP, INC. AND AFFILIATES IN MOST RECENT FISCAL YEAR

     The following chart sets forth the non-advisory fees paid by your Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.

                                                 INVESCO                               INVESCO
                                             (ADMINISTRATIVE         INVESCO          (TRANSFER
NAME OF FUND                                   SERVICES)*      DISTRIBUTORS, INC.**    AGENCY)
------------                                 ---------------   --------------------   ----------
INVESCO Cash Reserves Fund.................     $406,849                $0            $3,042,841

---------------

 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.

** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.

                                   EXHIBIT K

                   ADVISORY FEE SCHEDULES FOR OTHER AIM FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as your Fund.

                                                                       TOTAL NET ASSETS        FEE WAIVER, EXPENSE
                                                                         FOR THE MOST      LIMITATIONS AND/OR EXPENSE
                                                                      RECENTLY COMPLETED   REIMBURSEMENTS FOR THE MOST
                                             ANNUAL RATE                FISCAL PERIOD       RECENTLY COMPLETED FISCAL
NAME OF FUND                     (BASED ON AVERAGE DAILY NET ASSETS)       OR YEAR               PERIOD OR YEAR
------------                     -----------------------------------  ------------------   ---------------------------
AIM V.I. Money Market Fund.....  0.40% of the first $250 million;      $   127,367,060     N/A
                                 0.35% of the excess over $250
                                 million
Liquid Assets Portfolio........  0.15%                                 $37,318,945,505     Waive 0.075% of advisory
                                                                                           fee on average net assets
Prime Portfolio................  0.15%                                 $ 7,941,409,852     Waive 0.075% of advisory
                                                                                           fee on average net assets
Government & Agency
  Portfolio....................  0.10%                                 $ 2,802,914,062     Limit Total Operating
                                                                                           Expenses (excluding Rule
                                                                                           12b-1 distribution fees,
                                                                                           interest expense, taxes and
                                                                                           extraordinary items and
                                                                                           indirect expenses resulting
                                                                                           from expense offset
                                                                                           arrangements, if any) to
                                                                                           0.12%
Treasury Portfolio.............  0.15%                                 $ 8,109,819,658     Waive 0.075% of advisory
                                                                                           fee on average net assets
Government TaxAdvantage
  Portfolio....................  0.20% of the first $250 million;      $   234,741,982     Limit Total Operating
                                 0.15% over $250 million up to and                         Expenses (excluding Rule
                                 including $500 million; 0.10% of                          12b-1 distribution fees,
                                 the excess over $500 million                              interest expense, taxes and
                                                                                           extraordinary items and
                                                                                           indirect expenses resulting
                                                                                           from expense offset
                                                                                           arrangements, if any) to
                                                                                           0.13%
AIM Money Market Fund..........  0.55% of the first $1 billion;        $ 1,958,803,442     N/A
                                 0.50% of the excess over $1 billion

                                   EXHIBIT L

                 PROPOSED COMPENSATION TO A I M ADVISORS, INC.

     The following table provides information with respect to the annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by your Fund under the proposed advisory agreement.

                                                                 ANNUAL RATE
                                                              (BASED ON AVERAGE
NET ASSETS                                                    DAILY NET ASSETS)
----------                                                    -----------------
First $300 Million..........................................        0.50%
Next $200 Million...........................................        0.40%
Excess of $500 Million......................................        0.30%

                                   EXHIBIT M

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     7,646,965.33

CLASS B SHARES

     587,638.32

CLASS C SHARES

     14,489,104.93

INVESTOR CLASS SHARES

     544,983,137.48

                                   EXHIBIT N

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                         NUMBER OF     PERCENT OWNED
NAME AND ADDRESS                                     CLASS OF SHARES   SHARES OWNED     OF RECORD*
----------------                                     ---------------   -------------   -------------
Impala Road, LLC...................................      Class A        2,531,790.61      33.11%
  666 5th Ave.
  Box 423
  New York, NY 10103-0001
Prudential Securities FBO..........................      Class A          749,996.28       9.81%
  Canadian Imperial Holdings Inc.
  425 Lexington Ave. Frnt. 5
  New York, NY 10017-3903
Prudential Securities FBO..........................      Class A          624,996.28       8.17%
  CIHI
  Horse H Y 1
  425 Lexington Ave. Frnt. 5
  New York, NY 10017-3903
Prudential Securities FBO..........................      Class A          399,996.28       5.23%
  Canadian Imperial Holdings Inc.
  425 Lexington Ave. Frnt. 5
  New York, NY 10017-3903
Prudential Securities FBO..........................      Class A          399,996.28       5.23%
  Imperial Holdings
  425 Lexington Ave. Frnt. 5
  New York, NY 10017-3903
BNY Clearing Services LLC..........................      Class A          391,662.16       5.12%
  Pentagon MGT Partners LLC
  111 E. Kilbourn Ave.
  Milwaukee, WI 53202-6633
BNY Clearing Services LLC..........................      Class A          385,789.34       5.04%
  Pentagon MGT Partners LLC
  111 E. Kilbourn Ave.
  Milwaukee, WI 53202-6633
National Investor Services.........................      Class B          220,048.57      37.45%
  55 Water Street, 32nd Floor
  New York, NY 10041-0028
Dean Witter For the Benefit of.....................      Class B           71,159.66      12.11%
  Kara Berklich & Ben Weber JT TEN
  P.O. Box 250, Church Street Station
  New York, NY 10008-0250
National Investor Services.........................      Class B           47,525.56       8.09%
  55 Water Street, 32nd Floor
  New York, NY 10041-0028
Sierra Nevada Alternate............................      Class C          739,859.61       5.11%
  Equity Fund I LLC
  555 Double Eagle Ct. Ste. 1000
  Reno, NV 89521-2957

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT O

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     As of July 25, 2003, to the best knowledge of Buyer, there were no holders of 5% or more of any class of the outstanding shares of your Fund.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                          INVESCO CASH RESERVES FUND,
                            A SEPARATE PORTFOLIO OF
                        INVESCO MONEY MARKET FUNDS, INC.
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................   I-1
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................   I-4
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-5
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series and Redemption of Selling Fund
                  Shares......................................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-5
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................   I-6
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-6
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-8
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-8
SECTION 3.14.     Taxes.......................................................   I-8
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........   I-9
SECTION 3.21.     No Distribution.............................................   I-9
SECTION 3.22.     Liabilities of Selling Fund.................................  I-10
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................  I-10
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10
SECTION 4.3.      Financial Statements........................................  I-10
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-10
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11

                                                                                PAGE
                                                                                ----
SECTION 4.6.      Accountants.................................................  I-11
SECTION 4.7.      Binding Obligation..........................................  I-11
SECTION 4.8.      No Breaches or Defaults.....................................  I-12
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-12
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-13
SECTION 4.16.     Value of Shares.............................................  I-14
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................  I-14
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-14
SECTION 5.4.      Further Assurances..........................................  I-14
SECTION 5.5.      Notice of Events............................................  I-15
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-15

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................  I-16
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-16
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................  I-17
SECTION 7.1.      Termination.................................................  I-17
SECTION 7.2.      Survival After Termination..................................  I-18

ARTICLE 8  MISCELLANEOUS......................................................  I-18
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-18
SECTION 8.6.      Enforcement.................................................  I-18
SECTION 8.7.      Interpretation..............................................  I-19
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-19
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-20

                                                                                PAGE
                                                                                ----
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20

Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among INVESCO Money Market Funds, Inc., a Maryland corporation ("Seller"), acting on behalf of INVESCO Cash Reserves Fund ("Selling Fund"), a separate series of Seller, AIM Investment Securities Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM Money Market Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Maryland General Corporation Law and the Delaware Statutory Trust Act.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means AIM Investment Securities Funds, a Delaware statutory trust.

     "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Buyer Custodian" means The Bank of New York acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means A I M Advisors, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-05686.

     "Buying Fund" means AIM Money Market Fund, a separate series of Buyer.

     "Buying Fund Auditors" means Ernst & Young LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended July 31, 2002 and the unaudited financial statements of Buying Fund for the period ended January 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means November 3, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means INVESCO Money Market Funds, Inc., a Maryland corporation.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means INVESCO Funds Group, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-02606.

     "Selling Fund" means INVESCO Cash Reserves Fund, a separate series of
Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended May 31, 2002 and the unaudited financial statements of Selling Fund for the period ended November 30, 2002.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Transfer Agency Conversion" means the substitution of A I M Fund Services, Inc. for Seller Investment Adviser as transfer agent of Selling Fund and the full integration of transfer agency functions between Buying Fund and Selling Fund so as to permit exchanges of shares of funds within the family of funds advised by Buyer Investment Adviser for shares of funds within the family of funds advised by Seller Investment Adviser.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5.  Termination of Series and Redemption of Selling Fund
Shares. Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Charter and the Maryland General Corporation Law; provided, however, that the termination of Selling Fund as a designated series of Seller and the redemption of the outstanding shares of Selling Fund shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by the shareholders of Selling Fund, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by the shareholders of Selling Fund, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling

Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12.  Contracts.

     Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended May 31, 2003 and for the short taxable year beginning on June 1, 2003 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended May 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. Selling Fund and AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall each, respectively, bear one half of the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund approval of this Agreement. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by the shareholders of Selling Fund on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

          (a) by mutual written consent of Seller and Buyer; or

          (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

             (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

             (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

             (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Seller further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Seller acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               INVESCO Money Market Funds, Inc.
               4350 South Monaco Street
               Denver, CO 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue, N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

          (b) If to Buyer:

               AIM Investment Securities Funds
               11 Greenway Plaza, Suite 100
               Houston, TX 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-1173
               Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          INVESCO MONEY MARKET FUNDS, INC.,
                                          acting on behalf of INVESCO CASH
                                          RESERVES FUND

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                          AIM INVESTMENT SECURITIES FUNDS,
                                          acting on behalf of AIM MONEY MARKET
                                          FUND

                                          By:     /s/ ROBERT H. GRAHAM
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:    /s/ MARK H. WILLIAMSON
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:   /s/ RAYMOND R. CUNNINGHAM
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                              CORRESPONDING CLASSES OF SHARES
CLASSES OF SHARES OF SELLING FUND                                     OF BUYING FUND
---------------------------------                             -------------------------------
Class A shares..............................................  AIM Cash Reserve Shares
Class B shares..............................................  Class B shares
Class C shares..............................................  Class C shares
Investor Class shares.......................................  Investor Class shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST).....................    (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION).........................    (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

AIM High Yield Fund

[AIM HIGH YIELD FUND II]

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
AIM Cash Reserve Shares.....................................             Unlimited
Class B shares..............................................             Unlimited
Class C shares..............................................             Unlimited
Class R shares..............................................             Unlimited
Investor Class shares.......................................             Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO International Blue Chip Value
Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science & Technology Fund into INVESCO Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II


                     AIM MONEY MARKET FUND

                     July 21, 2003




                     Prospectus

                     AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class B, C, R and Investor Class shares and AIM Cash Reserve Shares of the fund. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks;

- repurchase agreements;

- commercial paper;

- taxable municipal securities;

- master notes; and

- cash equivalents.

The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or default of any of the fund's holdings;

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's AIM Cash Reserve Shares from year to year. AIM Cash Reserve Shares do not have sales loads.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    3.44%
1995...................................................................    5.04%
1996...................................................................    4.41%
1997...................................................................    4.66%
1998...................................................................    4.62%
1999...................................................................    4.22%
2000...................................................................    5.45%
2001...................................................................    3.21%
2002...................................................................    0.91%


    The AIM Cash Reserve Shares' year-to-date total return as of June 30, 2003 was 0.27%.

    During the periods shown in the bar chart, the highest quarterly return was 1.41% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.17% (quarter ended December 31, 2002).

PERFORMANCE TABLE

The following performance table reflects the fund's performance over the period indicated. The fund's performance reflects payment of sales loads, if applicable.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                  SINCE       INCEPTION
December 31, 2002)               1 YEAR     5 YEARS    INCEPTION       DATE
---------------------------------------------------------------------------------
AIM Cash Reserve Shares            0.91%      3.67%       3.95%       10/16/93
Class B                           (4.82)      2.53        3.26        10/16/93
Class C                           (0.81)      2.89        2.97        08/04/97
Class R(1)                         0.65       3.41        3.69        10/16/93(1)
Investor Class(2)                  0.91       3.67        3.95        10/16/93(2)
---------------------------------------------------------------------------------

(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the Fund's Class R shares is June 3, 2002.
(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. As of July 21, 2003, Investor Class shares have not commenced operations.

    AIM Cash Reserve Shares', Class B shares' and Class C shares' seven day yields on December 31, 2002, were 1.19%, 0.44% and 0.44%, respectively. For the current seven day yield, call (800) 347-4246.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
                                             AIM CASH
                                             RESERVE                                  INVESTOR
(fees paid directly from your investment)    SHARES     CLASS B   CLASS C   CLASS R   CLASS
---------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases
(as a percentage of
offering price)                                None      None      None      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price or redemption
proceeds,
whichever is less)                             None      5.00%     1.00%     None(1)   None
---------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------------------
(expenses that are                         AIM CASH
deducted from                              RESERVE                                  INVESTOR
fund assets)                               SHARES     CLASS B   CLASS C   CLASS R   CLASS
-------------------------------------------------------------------------------------------
Management Fees                              0.53%     0.53%     0.53%     0.53%     0.53%

Distribution and/or
Service (12b-1) Fees                         0.25      1.00      1.00      0.50      0.00

Other Expenses(3)                            0.23      0.23      0.23      0.23      0.23

Total Annual Fund
Operating Expenses                           1.01      1.76      1.76      1.26      0.76
-------------------------------------------------------------------------------------------

(1) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM Cash Reserve Shares                   $103      $322     $  558     $1,236
Class B                                    679       854      1,154      1,875
Class C                                    279       554        954      2,073
Class R                                    128       400        692      1,523
Investor Class                              78       243        422        942
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                         1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM Cash Reserve Shares                   $103      $322      $558      $1,236
Class B                                    179       554       954       1,875
Class C                                    179       554       954       2,073
Class R                                    128       400       692       1,523
Investor Class                              78       243       422         942
--------------------------------------------------------------------------------

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2002, the advisor received compensation of 0.53% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchase of Class B and Class C Shares of AIM Money Market Fund are subject to the contingent deferred sales charges listed in the "Shareholder
Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

    In order to earn dividends on a purchase of fund shares on the day of the purchase, the transfer agent must receive payment in federal funds before 12:00 noon Eastern Time on that day. Purchases made by payments in other forms, or payments in federal funds received after 12:00 noon Eastern Time but before the close of the customary trading session of the New York Stock Exchange, will begin to earn dividends on the next business day.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                           CASH RESERVE
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS                                  JANUARY 1,
                                    ENDED           YEAR ENDED JULY 31,        THROUGH             YEAR ENDED DECEMBER 31,
                                  JANUARY 31,     -----------------------     JULY 31,       ------------------------------------
                                     2003            2002          2001         2000           1999          1998          1997
                                  -----------     ----------     --------     ----------     --------     ----------     --------
Net asset value, beginning of
  period                          $     1.00      $     1.00     $   1.00      $   1.00      $   1.00     $     1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        0.0036          0.0141       0.0467        0.0300(a)     0.0414         0.0453       0.0456
=================================================================================================================================
Less distributions from net
  investment income                  (0.0036)        (0.0141)     (0.0467)      (0.0300)      (0.0414)       (0.0453)     (0.0456)
=================================================================================================================================
Net asset value, end of period    $     1.00      $     1.00     $   1.00      $   1.00      $   1.00     $     1.00     $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                         0.37%           1.42%        4.77%         3.03%         4.22%          4.62%        4.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,188,727      $1,121,879     $937,532      $912,042      $989,478     $1,179,072     $344,117
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                             1.00%(d)        1.01%        1.06%         1.07%(e)      1.04%          0.99%        1.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income
  to average net assets                 0.72%(d)        1.40%        4.61%         5.15%(e)      4.16%          4.53%        4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the six months ended January 31, 2003.
(d) Ratios are annualized and based on average net assets of $1,139,401,811.
(e) Annualized.


                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS                                JANUARY 1,
                                        ENDED          YEAR ENDED JULY 31,       THROUGH            YEAR ENDED DECEMBER 31,
                                      JANUARY 31,     ---------------------     JULY 31,       ----------------------------------
                                        2003            2002         2001         2000           1999         1998         1997
                                      -----------     --------     --------     ----------     --------     --------     --------
Net asset value, beginning of period   $   1.00       $   1.00     $   1.00      $   1.00      $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  0.0004         0.0065       0.0392        0.0256(a)     0.0339       0.0371       0.0378
=================================================================================================================================
Less distributions from net
  investment income                     (0.0004)       (0.0065)     (0.0392)      (0.0256)      (0.0339)     (0.0371)     (0.0378)
=================================================================================================================================
Net asset value, end of period         $   1.00       $   1.00     $   1.00      $   1.00      $   1.00     $   1.00     $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            0.04%          0.66%        3.99%         2.59%         3.45%        3.78%        3.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $673,939       $717,967     $439,445      $289,327      $404,911     $310,534     $116,058
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                                1.65%(d)       1.76%        1.81%         1.82%(e)      1.79%        1.81%        1.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                       0.08%(d)       0.65%        3.86%         4.40%(e)      3.41%        3.71%        3.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the six months ended January 31, 2003.
(d) Ratios are annualized and based on average net assets of $691,775,145.
(e) Annualized.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                           CLASS C
                            -----------------------------------------------------------------------------------------------------
                                                                                                                 AUGUST 4, 1997
                            SIX MONTHS                                JANUARY 1,          YEAR ENDED              (DATES SALES
                               ENDED         YEAR ENDED JULY 31,       THROUGH           DECEMBER 31,          COMMENCED) THROUGH
                            JANUARY 31,     ---------------------      JULY 31,      ---------------------        DECEMBER 31,
                               2003           2002         2001          2000          1999         1998              1997
                            -----------     --------     --------     ----------     --------     --------     ------------------
Net asset value, beginning
  of period                  $   1.00       $   1.00     $   1.00      $   1.00      $   1.00     $   1.00          $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income        0.0004         0.0065       0.0393        0.0256(a)     0.0339       0.0371            0.0158
=================================================================================================================================
Less distributions from
  net investment income       (0.0004)       (0.0065)     (0.0393)      (0.0256)      (0.0339)     (0.0371)          (0.0158)
=================================================================================================================================
Net asset value, end of
  period                     $   1.00       $   1.00     $   1.00      $   1.00      $   1.00     $   1.00          $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                  0.04%          0.66%        4.00%         2.59%         3.44%        3.78%             3.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $117,100       $118,947     $ 86,884      $ 45,457      $ 56,636     $ 27,391          $  8,287
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets(c)          1.65%(d)       1.76%        1.81%         1.82%(d)      1.79%        1.81%             1.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                         0.08%(d)       0.65%        3.86%         4.40%(d)      3.41%        3.71%             3.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the six months ended January 31, 2003.
(d) Ratios are annualized and based on average net assets of $120,598,012.
(e) Annualized.

                                                                                             CLASS R
                                                                                  -----------------------------
                                                                                                  JUNE 3, 2002
                                                                                  SIX MONTHS      (DATES SALES
                                                                                     ENDED         COMMENCED)
                                                                                  JANUARY 31,        THROUGH
                                                                                     2003         JULY 31, 2002
                                                                                  -----------     -------------
Net asset value, beginning of period                                               $   1.00         $   1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                              0.0023           0.0010
===============================================================================================================
Less distributions from net investment income                                       (0.0023)         (0.0010)
===============================================================================================================
Net asset value, end of period                                                     $   1.00         $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                                                                        0.23%            0.10%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                           $  7,569         $     10
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets(b)                                             1.25%(c)         1.26%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of net investment income to average net assets                                   0.47%(c)         1.15%(d)
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% for the six months ended January 31, 2003.
(c) Ratios are annualized and based on average net assets of $1,454,153.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B              CLASS C              CLASS R              INVESTOR CLASS(6)
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(5)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(4)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM Fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

(6) As of July 21, 2003 Investor Class shares of AIM Blue Chip Fund, AIM European Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund and AIM Tax-Exempt Cash Fund have not commenced operations.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25(1)

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500(2)                                          50
-------------------------------------------------------------------------------------------------------------------------


(1) $50 for Investor Class shares.

(2) $1,000 for Investor Class shares.

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

As of July 21, 2003, Investor Class shares of certain funds that intend to offer such shares have not commenced operations (for a listing of funds that intend to offer Investor Class shares see the "Choosing a Share Class" section of your prospectus). Once operations commence, Investor Class shares of such funds may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) INVESCO Funds directors, employees of AMVESCAP PLC and its subsidiaries.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

$1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                     Fund(1)                             Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund);

(7) Investor Class shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
    Fund) or Class A3 shares of an AIM Fund; or

(8) Class A or A3 shares of an AIM Fund for Investor Class shares of any AIM Fund as long as you own Investor Class shares of any AIM Fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM Fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) one another;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (c) Class A shares of another AIM Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

           (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

           (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and
- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--07/03

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM MONEY MARKET FUND
 SEC 1940 Act file number: 811-5686
------------------------------------

AIMinvestments.com               MKT-PRO-1

                                                                    APPENDIX III

                                  [REGISTRANT]

                      MASTER INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT is made this   day of           , 200 , by and between
[Registrant], a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

     WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

     WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

     WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

     NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

     1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

     2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

          (a) supervise all aspects of the operations of the Funds;

          (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

          (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

          (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

          (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

                                      III-1

     3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each
Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

     As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

     4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

     5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

     6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

     7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

          (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

          (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

          (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

          (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

          (e) any other applicable provisions of state, federal or foreign law.

     8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

          (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

          (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than

                                      III-2
     that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

          (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

          (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

          (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

     9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

     10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

                                      III-3

     12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

     13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect
until           , 200 , and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

          (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

          (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
     Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

     14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act.

     15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

     16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

     17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

     18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the

                                      III-4

Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

     20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

                                      III-5

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                          [REGISTRANT]
                                          (a Delaware statutory trust)
Attest:

-----------------------------------------       By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

Attest:
                                                A I M ADVISORS, INC.

-----------------------------------------
                                                By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

                                      III-6

                                   APPENDIX A
                           FUNDS AND EFFECTIVE DATES

NAME OF FUND                                                  EFFECTIVE DATE OF ADVISORY AGREEMENT
------------                                                  ------------------------------------
[To Be Added]                                                 [To Be Added]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

     The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

     [To Be Added -- Please see Exhibit L for the annual rates applicable to your Fund]

                                                                     APPENDIX IV

                             [NAME OF INVESCO FUND]

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of August 13, 2003, by and between [name of current INVESCO Fund], a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and [name of new Delaware statutory trust], a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

     The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

     The Board of Directors of the Company has designated one or more classes of common stock that represent interests in each Current Fund. Each of these classes is listed on Schedule B to this Agreement and is referred to in this Agreement as a "Current Fund Class."

     The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

     Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

     Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

     The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

     NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.  DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

     1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

     1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

     1.3  "Code" shall mean the Internal Revenue Code of 1986, as amended.

     1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

     1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

     1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

     1.7  "Effective Time" shall have the meaning set forth in Section 3.1.

     1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

     1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

     1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

     1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

     1.12 "Registration Statement" shall have the meaning set forth in Section 5.4.

     1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

     1.14  "SEC" shall mean the Securities and Exchange Commission.

     1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

     1.16  "Shareholders Meeting" shall have the meaning set forth in Section
5.1.

     1.17  "Transfer Agent" shall have the meaning set forth in Section 2.2.

     1.18  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2.  PLAN OF REORGANIZATION

     2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

          (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

          (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

     2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

     2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

     2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

     2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

     2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3.  CLOSING

     3.1 The Closing shall occur at the principal office of the Company on [date], 2003, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

     3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New

Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

          (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

          (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

          (c) Each Current Fund is a duly established and designated series of the Company;

          (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

          (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

          (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

          (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

          (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

          (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

          (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

          (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

          (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

          (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

     4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

          (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

          (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

          (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

          (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

          (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

          (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

          (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

          (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act;

          (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

          (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

     4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

          (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

          (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

          (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

          (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5.  COVENANTS

     5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

     5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of the Trust's independent accountants, and to vote on the matters referred to in Section 5.3.

     5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, if applicable, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt plans of distribution pursuant to Rule 12b-l of the 1940 Act, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

     5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization, (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and (iii) if applicable, under which the Trust will succeed to the Registration Statement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6.  CONDITIONS PRECEDENT

     The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

          6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

          6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

          6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

             (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

             (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

             (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

             (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

          6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

     At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7.  EXPENSES

     Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8.  ENTIRE AGREEMENT

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10.  TERMINATION

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

          10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

          10.2  By the parties' mutual agreement.

     Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11.  MISCELLANEOUS

     11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                       [NAME OF MARYLAND CORPORATION],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------
Attest:                                       [NAME OF DELAWARE STATUTORY TRUST],
                                              on behalf of each of its series listed in Schedule A

                                              By:
--------------------------------------------  --------------------------------------------------------

                                              Title:
                                              --------------------------------------------------------

                                   SCHEDULE A

SERIES OF                                                      CORRESPONDING SERIES OF
[MARYLAND CORPORATION]                                        [DELAWARE STATUTORY TRUST]
(EACH A "CURRENT FUND")                                          (EACH A "NEW FUND")
-----------------------                                       --------------------------
[To Be Added]...............................................        [To Be Added]

                                   SCHEDULE B

                                                              CORRESPONDING CLASSES OF
CLASSES OF EACH CURRENT FUND                                       EACH NEW FUND
----------------------------                                  ------------------------
[To Be Added]...............................................       [To Be Added]

                                   SCHEDULE C

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

(INVESCO LOGO)

                          INVESCO TAX-FREE BOND FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                                                                 August 25, 2003

Dear Shareholder:

     As you may be aware, AMVESCAP PLC, the parent company of your Fund's investment advisor, has undertaken an integration initiative for its North American mutual fund operations.

     In the first phase of the integration initiative, A I M Distributors, Inc. became the sole distributor for all AMVESCAP PLC mutual funds in the United States. A I M Distributors, Inc. is now the distributor for all INVESCO Funds (including your Fund) and the AIM Funds.

     AMVESCAP PLC also reviewed all INVESCO Funds and AIM Funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Your Fund is one of the funds that AMVESCAP PLC recommended, and your Board of Directors approved, be consolidated with another fund. The attached proxy statement/prospectus seeks your approval of this consolidation.

     As part of the integration initiative, AMVESCAP PLC has recommended restructuring the advisory and administrative servicing arrangements so that A I M Advisors, Inc. is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which A I M Advisors, Inc. will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring. The attached proxy statement/prospectus seeks your approval of this new investment advisory agreement. If approved, this new agreement will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     The integration initiative also calls for changing the organizational structure of the INVESCO Funds and the AIM Funds. To accomplish this goal, AMVESCAP PLC has recommended that all INVESCO Funds and AIM Funds organized as Maryland corporations change their form and state of organization to Delaware statutory trusts. Your Board has approved redomesticating your Fund as a series of a Delaware statutory trust. The attached proxy statement/prospectus seeks your approval of this redomestication. If approved, the redomestication will become effective only if shareholders do not approve the proposal to consolidate your Fund.

     Finally, the independent directors of your Board believe that your interests would best be served if the INVESCO Funds and the AIM Funds had a unified board of directors/trustees. The attached proxy statement/prospectus seeks your vote in favor of the persons nominated to serve as directors.

     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications Inc., reminding you to vote your shares.

                                          Sincerely,

                                          -s- Raymond R. Cunningham

                                          Raymond R. Cunningham
                                          President

                          INVESCO TAX-FREE BOND FUND,
                    A PORTFOLIO OF INVESCO BOND FUNDS, INC.

                            4350 SOUTH MONACO STREET
                             DENVER, COLORADO 80237

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 21, 2003

To the Shareholders of INVESCO Tax-Free Bond Fund and the Shareholders of INVESCO Bond Funds, Inc. ("Company"):

     We cordially invite you to attend our Special Meeting of Shareholders to:

     1. Approve an Agreement and Plan of Reorganization (the "Agreement") under which all of the assets of your Fund, an investment portfolio of Company, will be transferred to AIM Municipal Bond Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer"), Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     2. Elect 16 directors to the Board of Directors of Company, each of whom will serve until his or her successor is elected and qualified.

     3. Approve a new investment advisory agreement with A I M Advisors, Inc. for your Fund.

     4. Approve an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     5. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

     Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     WE REQUEST THAT YOU EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF COMPANY. YOU MAY ALSO VOTE YOUR SHARES BY TELEPHONE OR THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SECRETARY OF COMPANY OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                          -s- Glen A. Payne

                                          Glen A. Payne
                                          Secretary

August 25, 2003

      INVESCO TAX-FREE BOND FUND,                AIM MUNICIPAL BOND FUND,
             A PORTFOLIO OF                           A PORTFOLIO OF
        INVESCO BOND FUNDS, INC.             AIM INVESTMENT SECURITIES FUNDS
        4350 SOUTH MONACO STREET               11 GREENWAY PLAZA, SUITE 100
         DENVER, COLORADO 80237                 HOUSTON, TEXAS 77046-1173
             (800) 525-8085                           (800) 347-4246

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                                AUGUST 25, 2003

     This document is a combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). We are sending you this Proxy Statement/Prospectus in connection with the Special Meeting of Shareholders (the "Special Meeting") of INVESCO Tax-Free Bond Fund (your Fund) and INVESCO Bond Funds, Inc. ("Company"). The Special Meeting will be held on October 21, 2003. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote.

     At the Special Meeting, we are asking shareholders of your Fund and shareholders of Company to vote on four proposals. The first Proposal to be voted on is an Agreement and Plan of Reorganization (the "Agreement") which provides for the combination of your Fund, an investment portfolio of Company, with AIM Municipal Bond Fund ("Buying Fund"), an investment portfolio of AIM Investment Securities Funds ("Buyer") (the "Reorganization") and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation.

     Under the Agreement, all of the assets of your Fund will be transferred to Buying Fund, Buying Fund will assume the liabilities of your Fund and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A.

     The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No sales charges will be imposed in connection with the Reorganization.

     The Board of Directors of Company (the "Board") has approved the Agreement and the Reorganization as being advisable and in the best interests of your Fund.

     Company and Buyer are both registered open-end management investment companies that issue their shares in separate series. Your Fund is a series of Company and Buying Fund is a series of Buyer. INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to your Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both AIM and INVESCO are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company.

     The investment objective of Buying Fund is similar to that of your Fund. See "Comparison of Investment Objectives and Principal Strategies."

     This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Agreement and the other Proposals described below. It is both the Proxy Statement of your Fund and the Prospectus of Buying Fund. You should read and retain this Proxy Statement/Prospectus for future reference.

     The Prospectus of your Fund dated December 31, 2002, as supplemented June 30, 2003 and August 14, 2003 (the "Selling Fund Prospectus"), together with the related Statement of Additional Information dated December 31, 2002, as supplemented June 12, 2003 and August 14, 2003, are on file with the Securities and Exchange Commission (the "SEC"). The Selling Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus. The Prospectus of Buying Fund dated July 21, 2003

(the "Buying Fund Prospectus"), and the related Statement of Additional Information dated July 21, 2003, as supplemented July 28, 2003, and the Statement of Additional Information relating to the Reorganization, dated August 15, 2003, are on file with the SEC. The Buying Fund Prospectus is incorporated by reference into this Proxy Statement/Prospectus and a copy of the Buying Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The Statement of Additional Information relating to the Reorganization dated August 15, 2003 also is incorporated by reference into this Proxy Statement/Prospectus. The SEC maintains a website at www.sec.gov that contains the Prospectuses and Statements of Additional Information described above, material incorporated by reference, and other information about Company and Buyer.

     Copies of the Buying Fund Prospectus, the Selling Fund Prospectus and the related Statements of Additional Information are available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Additional information about your Fund and Buying Fund may be obtained on the internet at www.aiminvestments.com.

     The remaining three Proposals to be voted on are: the election of 16 directors to the Board of Directors of Company; the approval of a new advisory agreement with AIM for your Fund; and the approval of an Agreement and Plan of Reorganization (the "Plan") which provides for the redomestication of Company as a Delaware statutory trust and, in connection therewith, the sale of all of Company's assets and the dissolution of Company as a Maryland corporation. The Board has approved the nomination of the persons set forth in this Proxy Statement/Prospectus for election as directors of Company and has approved the new advisory agreement with AIM. Finally, the Board has approved the Plan as being advisable.

     All four Proposals are being submitted to you to implement an integration initiative undertaken by AMVESCAP with respect to its North American mutual fund operations, which includes your Fund.

     Company has previously sent to shareholders the most recent annual report for your Fund, including financial statements, and the most recent semiannual report succeeding the annual report, if any. If you have not received such report(s) or would like to receive an additional copy, please contact A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or call (800) 347-4246. Such report(s) will be furnished free of charge.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................    1
PROPOSAL 1 -- APPROVAL OF THE AGREEMENT TO COMBINE YOUR FUND
  AND BUYING FUND...........................................    2
SUMMARY.....................................................    2
  The Reorganization........................................    2
  Comparison of Investment Objectives and Principal
     Strategies.............................................    3
  Comparison of Principal Service Providers.................    5
  Comparison of Performance.................................    6
  Comparison of Fees and Expenses...........................    6
  Comparison of Multiple Class Structures...................    6
  Comparison of Sales Charges...............................    6
  Comparison of Distribution, Purchase and Redemption
     Procedures and Exchange Rights.........................    6
  The Board's Recommendation on Proposal 1..................    7
RISK FACTORS................................................    8
  Risks Associated with Buying Fund.........................    8
  Comparison of Risks of Buying Fund and Your Fund..........    8
INFORMATION ABOUT BUYING FUND...............................    9
  Description of Buying Fund Shares.........................    9
  Management's Discussion of Fund Performance...............    9
  Financial Highlights......................................    9
ADDITIONAL INFORMATION ABOUT THE AGREEMENT..................    9
  Terms of the Reorganization...............................    9
  The Reorganization........................................    9
  Board Considerations......................................   10
  Other Terms...............................................   11
  Federal Income Tax Consequences...........................   12
  Accounting Treatment......................................   13
RIGHTS OF SHAREHOLDERS......................................   13
  General...................................................   13
  Liability of Shareholders.................................   13
  Election of Directors/Trustees; Terms.....................   14
  Removal of Directors/Trustees.............................   14
  Meetings of Shareholders..................................   14
  Liability of Directors/Trustees and Officers;
     Indemnification........................................   14
  Dissolution and Termination...............................   15
  Voting Rights of Shareholders.............................   15
  Dissenters' Rights........................................   15
  Amendments to Organization Documents......................   15
CAPITALIZATION..............................................   17
INTERESTS OF CERTAIN PERSONS................................   17
LEGAL MATTERS...............................................   17
ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND......   18
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE
  COMMISSION................................................   18
PROPOSAL 2 -- ELECTION OF DIRECTORS.........................   19
  Background................................................   19
  Structure of the Board of Directors.......................   19
  Nominees for Directors....................................   23
  The Board's Recommendation on Proposal 2..................   23
  Current Committees of the Board...........................   23

                                                              PAGE
                                                              ----
  Board and Committee Meeting Attendance....................   25
  Future Committee Structure................................   25
  Director's Compensation...................................   26
  Current Retirement Plan For Directors.....................   26
  Current Deferred Compensation Plan........................   27
  New Retirement Plan For Directors.........................   27
  New Deferred Compensation Agreements......................   28
  Officers of Company.......................................   28
  Security Ownership of Management..........................   28
  Director Ownership of Your Fund's Shares..................   28
PROPOSAL 3 -- APPROVAL OF A NEW INVESTMENT ADVISORY
  AGREEMENT.................................................   29
  Background................................................   29
  Your Fund's Current Investment Advisor....................   29
  The Proposed New Investment Advisor for Your Fund.........   30
  Positions with AIM Held by Company's Directors or
     Executive Officers.....................................   30
  Terms of the Current Advisory Agreement...................   30
  Additional Services Provided by INVESCO and its
     Affiliates.............................................   32
  Advisory Fees Charged by AIM for Similar Funds it
     Manages................................................   32
  Terms of the Proposed Advisory Agreement..................   32
  Factors the Directors Considered in Approving the Advisory
     Agreement..............................................   36
  The Board's Recommendation on Proposal 3..................   38
PROPOSAL 4 -- APPROVAL OF THE PLAN TO REDOMESTICATE COMPANY
  AS A DELAWARE STATUTORY TRUST.............................   38
  Background................................................   38
  Reasons for the Proposed Redomestication..................   38
  What the Proposed Redomestication Will Involve............   39
  The Federal Income Tax Consequences of the
     Redomestication........................................   40
  Appraisal Rights..........................................   41
  The Trust Compared to Company.............................   41
  The Board's Recommendation on Proposal 4..................   42
INFORMATION ABOUT THE SPECIAL MEETING AND VOTING............   42
  Proxy Statement/Prospectus................................   42
  Time and Place of Special Meeting.........................   42
  Voting in Person..........................................   42
  Voting by Proxy...........................................   42
  Voting by Telephone or the Internet.......................   43
  Quorum Requirement and Adjournment........................   43
  Vote Necessary to Approve Each Proposal...................   44
  Proxy Solicitation........................................   44
  Other Matters.............................................   44
  Shareholder Proposals.....................................   44
  Ownership of Shares.......................................   45
INDEPENDENT PUBLIC ACCOUNTANTS..............................   45
  Fees Paid to the Auditor Related to Company...............   45
  Fees Paid to the Auditor Not Related to Company...........   45

EXHIBIT A.....Classes of Shares of Your Fund and Corresponding Classes of Shares
of Buying Fund
EXHIBIT B.................Comparison of Performance of Your Fund and Buying Fund
EXHIBIT C...............................Comparison Fee Table and Expense Example
EXHIBIT D............................................Director Compensation Table
EXHIBIT E....................................................Officers of Company
EXHIBIT F.......................................Security Ownership of Management
EXHIBIT G......................................Director Ownership of Fund Shares
EXHIBIT H......Principal Executive Officer and Directors of A I M Advisors, Inc.
EXHIBIT I..............................Compensation to INVESCO Funds Group, Inc.
EXHIBIT J...Fees Paid to INVESCO Funds Group, Inc. and Affiliates in Most Recent Fiscal Year
EXHIBIT K.............................Advisory Fee Schedules for Other AIM Funds
EXHIBIT L..........................Proposed Compensation to A I M Advisors, Inc.
EXHIBIT M...........Shares Outstanding of Each Class of Your Fund on Record Date
EXHIBIT N.......................................Ownership of Shares of Your Fund
EXHIBIT O.....................................Ownership of Shares of Buying Fund
APPENDIX I.....Agreement and Plan of Reorganization for Your Fund (to Effect the
Reorganization)
APPENDIX II............................................Prospectus of Buying Fund
APPENDIX III............................Discussion of Performance of Buying Fund
APPENDIX IV......Form of Investment Advisory Agreement with A I M Advisors, Inc.
APPENDIX V.....Agreement and Plan of Reorganization for Your Fund (to Effect the
Redomestication)

     THE AIM FAMILY OF FUNDS, AIM AND DESIGN, AIM, AIM FUNDS, AIM FUNDS AND DESIGN, AIM INVESTOR, AIM LIFETIME AMERICA, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS, LA FAMILIA AIM DE FONDOS AND DESIGN, INVIERTA CON DISCIPLINA AND INVEST WITH DISCIPLINE ARE REGISTERED SERVICE MARKS AND AIM BANK CONNECTION, AIM INTERNET CONNECT, AIM PRIVATE ASSET MANAGEMENT, AIM PRIVATE ASSET MANAGEMENT AND DESIGN, AIM STYLIZED AND/OR DESIGN, AIM ALTERNATIVE ASSETS AND DESIGN, AIM INVESTMENTS, AIM INVESTMENTS AND DESIGN, MYAIM.COM, THE AIM COLLEGE SAVINGS PLAN, AIM SOLO 401(K) AND YOUR GOALS. OUR SOLUTIONS. ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

     INVESCO, THE OPEN CIRCLE DESIGN, INVESCO FUNDS, INVESCO FUNDS GROUP, INVESCO -- YOUR GLOBAL INVESTMENT PARTNER AND YOU SHOULD KNOW WHAT INVESCO KNOWS ARE REGISTERED SERVICE MARKS OF AMVESCAP PLC.

     No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

     Your Fund is one of 46 portfolios advised by INVESCO and Buying Fund is one of 86 portfolios advised by AIM. Proposals 1 through 4 that you are being asked to vote on relate to or result from an integration initiative announced on March 27, 2003, by AMVESCAP, the parent company of AIM and INVESCO, with respect to its North American mutual fund operations. The primary components of AMVESCAP's integration initiative are:

     - Using a single distributor for all AMVESCAP mutual funds in the United States. To that end, A I M Distributors, Inc., the distributor for the retail mutual funds advised by AIM (the "AIM Funds"), replaced INVESCO Distributors, Inc. as the distributor for the retail mutual funds advised by INVESCO (the "INVESCO Funds") effective July 1, 2003.

     - Integrating back office support and creating a single platform for back office support of AMVESCAP's mutual fund operations in the United States, including such support services as transfer agency and information technology. One result of this integration will be that shares of the AIM Funds and shares of the INVESCO Funds generally will be able to be exchanged for shares of the same or a similar class of each other.

     - Rationalizing and streamlining of the various AIM Funds and INVESCO Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete for limited shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing both the number of AIM Funds and INVESCO Funds will allow AIM and INVESCO to concentrate on managing their core products. The Reorganization is one of a number of fund reorganizations proposed by AMVESCAP as a result of this review process. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale. Proposal 1 relates to this component of AMVESCAP's integration initiative.

     - Rationalizing the contractual arrangements for the provision of investment advisory and administrative services to the AIM Funds and the INVESCO Funds. The objective of this component is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. To implement this component, each INVESCO Fund is seeking shareholder approval to enter into a new investment advisory agreement with AIM. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. Proposal 3 relates to this component of AMVESCAP's integration initiative.

     - Simplifying the organizational structure of the AIM Funds and the INVESCO Funds so that they are all organized as Delaware statutory trusts, using as few entities as practicable. To implement this component, each AIM Fund and each INVESCO Fund that currently is organized as a Maryland corporation is seeking shareholder approval to redomesticate as a new Delaware statutory trust, which also should provide these Funds with greater flexibility in conducting their business operations. In addition, certain series portfolios of AIM Funds with few portfolios are seeking shareholder approval to be restructured as new series portfolios of existing AIM Funds that are organized as Delaware statutory trusts. Proposal 4 relates to this component of AMVESCAP's integration initiative.

     In considering the integration initiative proposed by AMVESCAP, the directors of the INVESCO Funds and the directors/trustees of the AIM Funds who are not "interested persons" (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")) of the Funds or their advisors determined that the shareholders of both the AIM Funds and the INVESCO Funds would benefit if one set of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, these directors/trustees agreed to combine the separate boards and create a unified board of directors/trustees. Proposal 2 relates to the election of directors of your Fund.

     You are being asked to approve Proposals 2 through 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to take advantage of these other benefits of AMVESCAP's integration initiative. We will be unable to determine whether a particular Proposal other than Proposal 1, if approved, should go forward until we have determined whether Proposal 1 has been approved. Therefore, even if you vote in favor of Proposal 1, it is still important that you vote on each remaining Proposal. For information about the Special Meeting and voting on Proposals 1 through 4, see "Information About the Special Meeting and Voting." For a description of the vote necessary to approve each of Proposals 1 through 4, see "Information About the Special Meeting and
Voting -- Vote Necessary to Approve Each Proposal."

                    PROPOSAL 1 -- APPROVAL OF THE AGREEMENT
                      TO COMBINE YOUR FUND AND BUYING FUND

                                    SUMMARY

     The Board, including the independent directors, has determined that the Reorganization is advisable and in the best interests of your Fund and that the interests of the shareholders of your Fund will not be diluted as a result of the Reorganization. The Board believes that a larger combined fund should be more viable and have greater market presence and should have greater investment leverage in that portfolio managers should have broader investment opportunities and lower trading costs. The Board also believes that a larger combined fund should result in greater operating efficiencies by providing economies of scale to the combined fund in that certain fixed costs, such as legal, accounting, shareholder services and director/trustee expenses, will be spread over the greater assets of the combined fund. For additional information concerning the factors the Board considered in approving the Agreement, see "Additional Information About the Agreement -- Board Considerations."

     The following summary discusses some of the key features of the Reorganization and highlights certain differences between your Fund and Buying Fund. This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Agreement. For more complete information, please read this entire Proxy Statement/Prospectus.

THE REORGANIZATION

     The Reorganization will result in the combination of your Fund with Buying Fund. Your Fund is a series of Company, a Maryland corporation. Buying Fund is a series of Buyer, a Delaware statutory trust.

     If shareholders approve the Agreement by the Combined Shareholder Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal") and other closing conditions are satisfied, all of the assets of your Fund will be transferred to Buying Fund and Buying Fund will assume the liabilities of your Fund, and Buyer will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of your Fund, as set forth on Exhibit A. For a description of certain of the closing conditions that must be satisfied, see "Additional Information About the Agreement -- Other Terms."

     The shares of Buying Fund issued in the Reorganization will have an aggregate net asset value equal to the net value of the assets of your Fund transferred to Buying Fund. The value of your account with Buying Fund immediately after the Reorganization will be the same as the value of your account with your Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement."

     Company and Buyer will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganization except to the extent your Fund disposes of securities at a net gain in anticipation of the Reorganization, which gain would be included in a taxable distribution. See "Additional Information About the Agreement -- Federal Income Tax Consequences."

     No sales charges will be imposed in connection with the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

     Your Fund and Buying Fund pursue similar investment objectives and invest in similar types of securities. As a result, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of Buying Fund.

     The investment objective or goal of your Fund is classified as fundamental, which means that the Board cannot change it without shareholder approval. The investment objective of Buying Fund is not classified as fundamental, which means that the Board of Trustees of Buyer can change it without shareholder approval. Having the ability to change the investment objective without shareholder approval allows the Board of Trustees to respond more quickly and efficiently to changing market conditions and to save Buying Fund and its shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

     A description of the fundamental and non-fundamental restrictions and policies applicable to your Fund and Buying Fund can be found in each Fund's Statement of Additional Information. While your Fund and Buying Fund have slightly different approaches to disclosing and characterizing these restrictions and policies, in substance your Fund and Buying Fund operate under the same general restrictions and are subject to the same general policies.

     The chart below provides a summary for comparison purposes of the investment objectives and principal investment strategies of your Fund and Buying Fund. You can find more detailed information about the investment objectives, strategies and other investment policies of your Fund and Buying Fund in the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

         INVESCO TAX-FREE BOND FUND
                (YOUR FUND)                           AIM MUNICIPAL BOND FUND (BUYING FUND)
--------------------------------------------       --------------------------------------------
                                     INVESTMENT OBJECTIVE
- high level of current income                     - high level of current income exempt from
                                                     federal income taxes, consistent with the
                                                     preservation of principal

                                     INVESTMENT STRATEGIES
- invests at least 80% of its net assets in        - invests at least 80% of its assets in
  municipal securities issued by state,              municipal bond securities that (1) pay
  county, and city governments, including            interest which is excluded from gross
  industrial development obligations and             income for federal income tax purposes,
  private activity bonds which generally are         and (2) do not produce income that will be
  not guaranteed by the governmental entity          considered to be an item of preference for
  that issues them                                   purposes of the alternative minimum tax
- he interest on the foregoing securities is
  generally exempt from federal income tax,
  although the interest may be included in
  your income if you are subject to the
  federal alternative minimum tax (the
  interest on the foregoing securities may
  be subject to state and/or local income
  taxes)

         INVESCO TAX-FREE BOND FUND
                (YOUR FUND)                           AIM MUNICIPAL BOND FUND (BUYING FUND)
--------------------------------------------       --------------------------------------------
- INVESCO seeks to manage your Fund so that
  substantially all of the income produced
  is exempt from federal income tax when
  paid to you, although INVESCO cannot
  guarantee this result
- portions of capital gains distributions
  made by your Fund may be taxable
- municipal securities that may be purchased       - invests primarily in a diversified
  by your Fund include municipal notes,              portfolio of municipal bonds
  short-term municipal bonds, and variable
  rate debt obligations
- municipal obligations may be purchased or        - invests at least 80% of its total assets
  sold on a delayed delivery or a                    in investment-grade municipal securities
  when-issued basis with settlement taking           rated by Moody's Investors Service, Inc.
  place in the future. Your Fund may                 ("Moody's"), Standard & Poor's Ratings
  purchase securities together with the              Services ("S&P") or any other nationally
  right to resell them to the company at an          recognized statistical rating
  agreed upon price or yield within a                organization; other securities meeting
  specific time period prior to the maturity         certain standards set by Buying Fund are
  date of the securities. This is commonly           included in this category; focus on
  known as a "demand feature' or a "put."            municipal securities AIM believes have
                                                     favorable prospects for current income
                                                     consistent with Buying Fund's objective of
                                                     preservation of principal
- up to 20% of its net assets may be
  invested in short-term taxable
  instruments, including corporate debt
  securities, bank obligations, commercial
  paper, U.S. government debt, and
  repurchase agreements
- circumstances under which your Fund will
  invest in taxable securities include but
  are not limited to (a) pending investment
  of proceeds of sales of portfolio
  securities; (b) pending settlement of
  purchases of portfolio securities; and (c)
  maintaining liquidity to meet the need for
  anticipated redemptions
- may invest up to 10% of its portfolio in         - may invest up to 20% of its total assets
  lower-rated securities, i.e., "junk bonds"         in lower- quality municipal securities,
  (but never securities rated below B by             i.e., "junk bonds," or unrated municipal
  Moody's or B- by S&P at the time of                securities
  purchase)
- no corresponding strategy                        - generally will not invest 25% or more of
                                                     its assets in (a) securities whose issuers
                                                     are located in the same state; (b)
                                                     securities the interest upon which is paid
                                                     from revenues of similar type projects; or
                                                     (c) industrial development bonds
- there are no limitations on the maturities       - there are no limitations on the maturities
  of the securities held by your Fund, and           of the securities held by Buying Fund
  your Fund's average maturity will vary as
  INVESCO responds to changes in interest
  rates

COMPARISON OF PRINCIPAL SERVICE PROVIDERS

     The following is a list of the current principal service providers for your Fund and Buying Fund.

                                                      SERVICE PROVIDERS
                                 ------------------------------------------------------------
                                  INVESCO TAX-FREE BOND FUND       AIM MUNICIPAL BOND FUND
SERVICE                                   (YOUR FUND)                   (BUYING FUND)
-------                          -----------------------------   ----------------------------
Investment Advisor.............  INVESCO Funds Group, Inc.*      A I M Advisors, Inc.
                                 4350 South Monaco Street        11 Greenway Plaza, Suite 100
                                 Denver, Colorado 80237          Houston, Texas 77046-1173
Sub-advisor....................  A I M Capital Management,       None
                                 Inc.
                                 11 Greenway Plaza, Suite 100
                                 Houston, Texas 77046-1173
Distributor....................  A I M Distributors, Inc.**      A I M Distributors, Inc.
                                 11 Greenway Plaza, Suite 100    11 Greenway Plaza, Suite 100
                                 Houston, Texas 77046-1173       Houston, Texas 77046-1173
Administrator..................  INVESCO Funds Group, Inc.***    A I M Advisors, Inc.
                                 4350 South Monaco Street        11 Greenway Plaza, Suite 100
                                 Denver, Colorado 80237          Houston, Texas 77046-1173
Custodian......................  State Street Bank and Trust     The Bank of New York
                                 Company
Transfer Agent and Dividend
Disbursing Agent...............  INVESCO Funds Group, Inc.****   A I M Fund Services, Inc.
Independent Auditors...........  PricewaterhouseCoopers LLP      Ernst & Young LLP

---------------

   * If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as investment advisor for your Fund effective November 5, 2003.

  ** A I M Distributors, Inc. replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

 *** If Proposal 3 is approved by shareholders of your Fund and Proposal 1 is not, AIM will replace INVESCO as administrator for your Fund effective November 5, 2003.

**** A I M Fund Services, Inc. will replace INVESCO as transfer agent and dividend disbursing agent for your Fund on or about October 1, 2003.

COMPARISON OF PERFORMANCE

     A bar chart showing the annual total returns for calendar years ended December 31 for Investor Class shares of your Fund and Class A shares of Buying Fund can be found at Exhibit B. Also included as part of Exhibit B is a table showing the average annual total returns for the periods indicated for your Fund and Buying Fund, including sales charges. For more information regarding the total return of your Fund, see the "Financial Highlights" section of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference. For more information regarding the total return of Buying Fund, see "Information About Buying Fund -- Financial Highlights." Past performance cannot guarantee comparable future results.

COMPARISON OF FEES AND EXPENSES

     A comparison of shareholder fees and annual operating expenses of each class of shares of your Fund, as of August 31, 2002, and Buying Fund, as of July 31, 2002, expressed as a percentage of net assets ("Expense Ratio"), can be found at Exhibit C. Pro forma estimated Expense Ratios for each class of shares of Buying Fund after giving effect to the Reorganization are also provided as of July 31, 2002 as part of Exhibit C.

COMPARISON OF MULTIPLE CLASS STRUCTURES

     A comparison of the share classes of your Fund that are available to investors and the corresponding share classes of Buying Fund that shareholders of your Fund will receive in the Reorganization can be found as Exhibit A. For information regarding the features of the various share classes of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

COMPARISON OF SALES CHARGES

     No initial sales charges are applicable to shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization. No redemption of your Fund's shares that could cause the imposition of a contingent deferred sales charge ("CDSC") will result in connection with the Reorganization. The holding period for purposes of determining whether to charge a CDSC upon redemptions of shares of Buying Fund received by holders of your Fund's shares in connection with the Reorganization will begin at the time your Fund's shares were originally purchased.

     The chart below provides a summary for comparison purposes of the initial sales charges and CDSCs applicable to each class of shares of your Fund and Buying Fund. The fee tables at Exhibit C include comparative information about maximum initial sales charges on purchases of Class A shares of your Fund and Buying Fund and the maximum CDSC on redemptions of certain classes of shares of your Fund and Buying Fund. For more detailed information on initial sales charges, including volume purchase breakpoints and waivers, and reductions of CDSCs over time, see the Selling Fund Prospectus and the Buying Fund Prospectus.

       CLASS A                CLASS B               CLASS C           INVESTOR CLASS
---------------------   -------------------   -------------------   -------------------
- subject to an         - not subject to an   - not subject to an   - not subject to an
  initial sales           initial sales         initial sales         initial sales
  charge*                 charge                charge                charge
- may be subject to a   - subject to a CDSC   - subject to a CDSC   - not subject to a
  CDSC on redemptions     on certain            on certain            CDSC
  made within 18          redemptions made      redemptions made
  months from the         within 6 years        within 12 months
  date of certain         from the date of      from the date of
  large purchases**       purchase              purchase***

---------------

  * Both your Fund and Buying Fund waive initial sales charges on Class A shares for certain categories of investors, including certain of their affiliated entities and certain of their employees, officers and directors/trustees and those of their investment advisor.

 ** For qualified plans investing in Class A shares of your Fund, this period is 12 months rather than 18 months.

*** Prior to August 18, 2003, Class C shares of your Fund are subject to a CDSC on certain redemptions made within 13 months from the date of purchase. This 13 month period changes to 12 months effective August 18, 2003.

     The CDSC on redemptions of shares of Buying Fund is computed based on the lower of their original purchase price or current market value. Prior to August 18, 2003, the CDSC on redemptions of shares of your Fund is computed based on their original purchase price. This method of computation changes to conform to Buying Fund's method of computation effective August 18, 2003.

COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS

     Shares of your Fund and Buying Fund are distributed by A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly owned subsidiary of AIM. AIM Distributors replaced INVESCO Distributors, Inc. as distributor of your Fund effective July 1, 2003.

     Both your Fund and Buying Fund have adopted a distribution plan that allows the payment of distribution and service fees for the sale and distribution of the shares of each of their respective classes. Both your Fund and Buying Fund have engaged AIM Distributors to provide such services either directly or through third parties. The fee tables at Exhibit C include comparative information about the distribution and service fees payable by each class of shares of your Fund and Buying Fund. Overall, each class of shares of Buying Fund has the same or lower aggregate distribution and service fees as the corresponding class of shares of your Fund.

     Although there are differences in the purchase, redemption and exchange procedures of your Fund and Buying Fund as of the date of this Proxy Statement/Prospectus, it is currently anticipated that the purchase, redemption and exchange procedures of your Fund and/or Buying Fund will be changed so that they are substantially the same prior to the consummation of the Reorganization. For information regarding the current purchase, redemption and exchange procedures of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

     As of the date of this Proxy Statement/Prospectus, shares of your Fund generally may be exchanged for shares of the same or a similar class of funds within the INVESCO Family of Funds and shares of Buying Fund generally may be exchanged for shares of the same or a similar class of funds within The AIM Family of Funds(R). It is currently anticipated that, prior to the consummation of the Reorganization, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the consummation of the Reorganization, the consummation of the Reorganization will be delayed until such time as it is offered. See "Additional Information About the Agreement -- The Reorganization." For more detailed information regarding the current exchange rights of your Fund and Buying Fund, see the Selling Fund Prospectus and the Buying Fund Prospectus, respectively.

THE BOARD'S RECOMMENDATION ON PROPOSAL 1

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                                  RISK FACTORS

RISKS ASSOCIATED WITH BUYING FUND

     The following is a discussion of the principal risks associated with Buying Fund.

     There is a risk that you could lose all or a portion of your investment in Buying Fund and that the income you may receive from your investment may vary. The value of your investment in Buying Fund will go up and down with the prices of the securities in which Buying Fund invests. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

     The value of, payment of interest and repayment of principal by, and the ability of Buying Fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which Buying Fund invests.

     Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

     An investment in Buying Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARISON OF RISKS OF BUYING FUND AND YOUR FUND

     The risks associated with an investment in your Fund are similar to those described above for Buying Fund because of the similarities in their investment objectives and strategies. Set forth below is a discussion of certain risks that differ between Buying Fund and your Fund. You can find more detailed descriptions of specific risks associated with your Fund in the Selling Fund Prospectus.

     Buying Fund may invest up to 20% of its net assets in junk bonds and unrated debt securities deemed by the portfolio managers to be of comparable quality. Your Fund may invest up to 10% of its portfolio in junk bonds (but never in securities rated below B by Moody's or B- by S&P). Buying Fund's potentially greater exposure to junk bonds and unrated debt securities may give it greater exposure to credit risks involved in junk bonds and unrated debt securities.

     Although both Buying Fund and your Fund invest at least 80% of their assets in municipal securities, Buying Fund limits such investments to those that do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax ("alternative minimum securities"). Up to 20% of Buying Fund's assets may be invested in alternative minimum securities. Your Fund does not have any restriction on investing in alternative minimum securities. As a result, if your Fund acquires more of such securities than Buying Fund, shareholders of your Fund may be subject to a greater extent to the Federal alternative minimum tax.

     Buying Fund generally will not invest 25% or more of its assets in securities whose issuers are located in the same state, securities the interest upon which is paid from revenues of similar type projects, or industrial development bonds. Because your Fund has no such restrictions, it may be subject to greater concentration risk than Buying Fund.

                         INFORMATION ABOUT BUYING FUND

DESCRIPTION OF BUYING FUND SHARES

     Shares of Buying Fund are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of Buyer in certain circumstances. Each share of Buying Fund represents an equal proportionate interest in Buying Fund with each other share and is entitled to such dividends and distributions out of the income belonging to Buying Fund as are declared by the Board of Trustees of Buying Fund. Each share of Buying Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of Buying Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. When issued, shares of Buying Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     A discussion of the performance of Buying Fund taken from its annual report to shareholders for the fiscal year ended July 31, 2002 is set forth in Appendix III to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

     For more information about Buying Fund's financial performance, see the "Financial Highlights" section of the Buying Fund Prospectus, which is attached to this Proxy Statement/Prospectus as Appendix II.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATION

     Consummation of the Reorganization (the "Closing") is expected to occur on October 27, 2003, at 8:00 a.m., Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on October 24, 2003 (the "Valuation Date"). At the Effective Time, all of the assets of your Fund will be delivered to Buyer's custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of the liabilities of your Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of your Fund of a number of shares of each corresponding class of Buying Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of your Fund so transferred, assigned and delivered, all determined and adjusted as provided in the Agreement. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all liens.

     In order to ensure continued qualification of your Fund for treatment as a "regulated investment company" for tax purposes and to eliminate any tax liability of your Fund arising by reason of undistributed investment company taxable income or net capital gain, Company will declare on or prior to the Valuation Date to the shareholders of your Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(a) all of your Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the

Closing and (b) all of your Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     In addition to the Special Meeting to vote on the Reorganization, the Board has called special meetings for the shareholders of each of Company's three other series portfolios to approve for each such series portfolio an agreement and plan of reorganization that is similar to the Agreement, under which all of the assets of each such series portfolio will be sold to a series portfolio of Buyer, resulting in the combination of the two series portfolios. If the Reorganization and all three other reorganizations are approved by shareholders by the 1940 Act Vote (as defined under "Information About the Special Meeting and Voting -- Vote Necessary to Approve Each Proposal"), the resulting transactions will constitute a sale of all of Company's assets and, under applicable Maryland law and Company's Charter, the Reorganization and all three other reorganizations will require approval by shareholders by the Maryland Law Vote in addition to the 1940 Act Vote.

     If the Agreement and all three other reorganizations are approved by shareholders by the Combined Shareholder Vote, the Reorganization and all three other reorganizations will be consummated and Company and Buyer will cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland to transfer all of the assets of Company as soon as reasonably practicable after the Closing. Following the filing of Articles of Transfer, Company will file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Company as a Maryland corporation and an application for deregistration on Form N-8F under the 1940 Act with the Securities and Exchange Commission to deregister Company as an investment company.

     The Reorganization will also be consummated if shareholders approve the Agreement by the 1940 Act Vote and the Maryland Law Vote is ultimately not required because one or more of the three other reorganizations are not approved by the 1940 Act Vote. If shareholders approve the Agreement and all three other reorganizations by the 1940 Act Vote, but not by the Maryland Law Vote, the Board will determine whether to consummate the Reorganization and/or one or more of the other three reorganizations; provided, however, that in no event may the Reorganization and all three other reorganizations be consummated.

     It is anticipated that, prior to the Closing, shares of The AIM Family of Funds(R) and shares of the INVESCO Family of Funds generally will be able to be exchanged for shares of the same or a similar class of each other. If this exchangeability feature is not offered to shareholders prior to the Closing, the Closing will be postponed until a mutually acceptable date not later than December 31, 2003 (the "Termination Date").

     Following receipt of the requisite shareholder vote and as soon as reasonably practicable after the Closing, Company will redeem the outstanding shares of your Fund from shareholders in accordance with its Charter and the Maryland General Corporation Law.

BOARD CONSIDERATIONS

     AMVESCAP initially proposed that the Board consider the Reorganization at a telephone meeting of the Board held on May 5, 2003. Preliminary discussions of the Reorganization took place at the May 5, 2003 telephone meeting and at an in-person meeting of the Board held on May 13-15, 2003. A special task force of the Board met to consider the Reorganization on June 3, 2003. The Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board held on June 9, 2003.

     Over the course of the three Board meetings, the Board received from AIM and INVESCO written materials that contained information concerning your Fund and Buying Fund, including comparative total return and fee and expense information, a comparison of investment objectives and strategies of your Fund and Buying Fund and pro forma expense ratios for Buying Fund. AIM and INVESCO also provided the

Board with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

     In evaluating the Reorganization, the Board considered a number of factors, including:

     - The investment objective and principal investment strategies of your Fund and Buying Fund.

     - The comparative expenses of your Fund and Buying Fund and the pro forma expenses of Buying Fund after giving effect to the Reorganization.

     - The comparative performance of your Fund and Buying Fund, particularly for the past year.

     - Management's representation that AIM's fixed income department could provide more depth and resources than INVESCO's fixed income department.

     - The comparative sizes of your Fund and Buying Fund.

     - The consequences of the Reorganization for Federal income tax purposes, including the treatment of capital loss carryforwards, if any, available to offset future capital gains of both your Fund and Buying Fund.

     - Any fees and expenses that will be borne directly or indirectly by your Fund or Buying Fund in connection with the Reorganization.

     The Board noted that your Fund and AMVESCAP, on behalf of INVESCO, will each bear one half of the costs and expenses incurred in connection with the Reorganization.

     The Board also noted that no sales charges or other charges would be imposed on any of the shares of Buying Fund issued to the shareholders of your Fund in connection with the Reorganization.

     Based on the foregoing and the information presented at the three Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of your Fund and will not dilute the interests of your Fund's shareholders. Therefore, the Board recommends the approval of the Agreement by the shareholders of your Fund at the Special Meeting.

     AMVESCAP initially proposed that the Board of Trustees of Buyer consider the Reorganization at an in-person meeting of the Board of Trustees held on May 13-14, 2003, at which preliminary discussions of the Reorganization took place. The Board of Trustees of Buyer determined that the Reorganization is in the best interests of Buying Fund and will not dilute the interests of Buying Fund shareholders, and approved the Agreement and the Reorganization, at an in-person meeting of the Board of Trustees held on June 10-11, 2003.

OTHER TERMS

     If any amendment is made to the Agreement which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval. However, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

     Company and Buyer have made representations and warranties in the Agreement that are customary in matters such as the Reorganization. The obligations of Company and Buyer pursuant to the Agreement are subject to various conditions, including the following mutual conditions:

     - the assets of your Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by your Fund immediately prior to the Reorganization;

     - Buyer's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     - the shareholders shall have approved the Agreement by the Combined Shareholder Vote; and

     - Company and Buyer shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for Federal income tax purposes for your Fund, Buying Fund or their shareholders.

     The Board of Directors of Company and the Board of Trustees of Buyer may waive without shareholder approval any default by Company or Buyer or any failure by Company or Buyer to satisfy any of the above conditions as long as such a waiver is mutual and will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of your Fund. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the shareholders of your Fund and Company do not approve the Agreement or if the Closing does not occur on or before the Termination Date.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and published judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     - the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     - no gain or loss will be recognized by your Fund upon the transfer of its assets to Buying Fund solely in exchange for shares of Buying Fund and Buying Fund's assumption of the liabilities of your Fund or on the distribution of those shares to your Fund's shareholders; notwithstanding the foregoing, no conclusion is expressed as to the effect of the Reorganization on your Fund or any shareholder of your Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting;

     - no gain or loss will be recognized by Buying Fund on its receipt of assets of your Fund in exchange for shares of Buying Fund issued directly to your Fund's shareholders;

     - no gain or loss will be recognized by any shareholder of your Fund upon the exchange of shares of your Fund for shares of Buying Fund;

     - the tax basis of the shares of Buying Fund to be received by a shareholder of your Fund will be the same as the shareholder's tax basis of the shares of your Fund surrendered in exchange therefor;

     - the holding period of the shares of Buying Fund to be received by a shareholder of your Fund will include the period for which such shareholder held the shares of your Fund exchanged therefor, provided that such shares of your Fund are capital assets in the hands of such shareholder as of the Closing; and

     - the tax year of your Fund will end on the date of the Closing, and Buying Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of your Fund, subject to all relevant conditions and limitations on the use of such tax benefits.

     Neither Company nor Buyer has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to Company and Buyer as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of Company and Buyer upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion. The conclusions reached in that opinion could be jeopardized if the representations of Company or Buyer are incorrect in any material respect.

     THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF YOUR FUND. YOUR FUND'S SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATION, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

     The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Buying Fund of the assets of your Fund will be the same as the book cost basis of such assets to your Fund.

                             RIGHTS OF SHAREHOLDERS

GENERAL

     Company is a Maryland corporation. Buyer is a Delaware statutory trust. There is much that is similar between Maryland corporations and Delaware statutory trusts. For example, the responsibilities, powers and fiduciary duties of the directors of Company are substantially similar to those of the trustees of Buyer.

     There are, however, certain differences between the two forms of organization. The operations of Company, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of Buyer, as a Delaware statutory trust, are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Declaration of Trust"), and applicable Delaware law.

LIABILITY OF SHAREHOLDERS

     Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he or she receives any distribution which exceeds the amount which he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his or her investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

     The shareholders of Company have elected a majority of the directors of Company. Each director serves until a successor is elected, subject to his or her earlier death, resignation or removal in the manner provided by law (see below). In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by the shareholders), a majority of the directors may appoint a successor to fill such vacancy. The right of the Board of Directors to appoint directors to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

     The shareholders of Buyer have elected a majority of the trustees of Buyer. Such trustees serve for the life of Buyer, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the trustees may appoint a successor to fill such vacancy. The right of the Board of Trustees to appoint trustees to fill vacancies without shareholder approval is subject to the provisions of the 1940 Act.

REMOVAL OF DIRECTORS/TRUSTEES

     A director of Company may be removed by the holders of a majority of the outstanding shares of Company.

     A trustee of Buyer may be removed at any time by a written instrument signed by at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of Buyer.

MEETINGS OF SHAREHOLDERS

     Company is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. The bylaws of Company provide that a special meeting of shareholders may be called by the president or, in his or her absence, the vice-president or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

     Buyer is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of Buyer provide that any trustee may call a special meeting of shareholders and the trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more trustees upon written request of the holders of not less than 10% of the outstanding shares of Buyer. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. The Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust, the trustees and officers of Buyer are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of Buyer, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

DISSOLUTION AND TERMINATION

     Maryland law provides that Company may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution; however the Articles of Incorporation reduce the required shareholder vote from two-thirds to a majority of the shares entitled to vote on the dissolution.

     Pursuant to the Declaration of Trust, Buyer or any series or class of shares of beneficial interest in Buyer may be terminated by: (1) a majority shareholder vote of Buyer or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of Buyer or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Buyer or the affected series or class.

VOTING RIGHTS OF SHAREHOLDERS

     Shareholders of a Maryland corporation such as Company are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland law.

     The Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees, provided that a meeting of shareholders has been called for that purpose; (ii) removal of trustees, provided that a meeting of shareholders has been called for that purpose; (iii) termination of Buyer or a series or class of its shares of beneficial interest, provided that a meeting of shareholders has been called for that purpose; (iv) sale of all or substantially all of the assets of Buyer or one of its investment portfolios; (v) merger or consolidation of Buyer or any of its investment portfolios, with certain exceptions; (vi) approval of any amendments to shareholders' voting rights under the Declaration of Trust; and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

DISSENTERS' RIGHTS

     Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporation's assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the SEC under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

     Neither Delaware law nor the Declaration of Trust confers upon shareholders rights of appraisal or dissenters' rights.

AMENDMENTS TO ORGANIZATION DOCUMENTS

     Consistent with Maryland law, Company reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of Company may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the Articles of Incorporation may be adopted if approved by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The directors shall have the power to alter, amend or repeal the bylaws of Company or adopt new bylaws at any time.

     Consistent with Delaware law, the Board of Trustees of Buyer may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of Buyer, without approval of the majority of the shares of Buyer. The trustees shall have the power to alter, amend or repeal the bylaws of Buyer or adopt new bylaws at any time.

                                 CAPITALIZATION

     The following table sets forth, as of March 31, 2003, (i) the capitalization of each class of shares of your Fund, (ii) the capitalization of each class of shares of Buying Fund, and (iii) the pro forma capitalization of each class of shares of Buying Fund as adjusted to give effect to the transactions contemplated by the Agreement.

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................    $2,867,322      $346,569,832     $349,437,154
Shares Outstanding.................................       183,210        42,661,464       43,014,572
Net Asset Value Per Share..........................    $    15.65      $       8.12     $       8.12

                                                                                         PRO FORMA
                                                       YOUR FUND       BUYING FUND      BUYING FUND
                                                     CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                     --------------   --------------   --------------
Net Assets.........................................     $568,681       $107,694,746     $108,263,427
Shares Outstanding.................................       36,263         13,234,667       13,304,520
Net Asset Value Per Share..........................     $  15.68       $       8.14     $       8.14

                                                                                          PRO FORMA
                                                        YOUR FUND       BUYING FUND      BUYING FUND
                                                      CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                      --------------   --------------   --------------
Net Assets..........................................    $2,289,340      $26,636,201      $28,925,541
Shares Outstanding..................................       129,162        3,279,625        3,561,491
Net Asset Value Per Share...........................    $    17.72      $      8.12      $      8.12

                                                                                         PRO FORMA
                                                      YOUR FUND        BUYING FUND      BUYING FUND
                                                       INVESTOR         INVESTOR          INVESTOR
                                                     CLASS SHARES    CLASS SHARES(1)    CLASS SHARES
                                                    --------------   ---------------   --------------
Net Assets........................................   $197,597,481                0      $197,597,481
Shares Outstanding................................     12,599,978                0        24,330,992
Net Asset Value Per Share.........................   $      15.68      $      8.12      $       8.12

---------------

(1) As of March 31, 2003, Investor Class shares of Buying Fund did not exist. Investor Class shares were added to Buying Fund in connection with the Reorganization. Investor Class shares of Buying Fund will commence operations at the net asset value per share of Buying Fund's Class A shares. Therefore, the Net Asset Value Per Share shown for Investor Class shares of Buying Fund in the table above is that of Buying Fund's Class A shares.

                          INTERESTS OF CERTAIN PERSONS

     If the Reorganization is consummated, AIM, as the investment advisor of Buying Fund, will gain approximately $203 million in additional assets under management (based on your Fund's net assets as of March 31, 2003), upon which AIM will receive advisory fees. Exhibit C sets forth AIM's advisory fees applicable to Buying Fund.

                                 LEGAL MATTERS

     Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

             ADDITIONAL INFORMATION ABOUT BUYING FUND AND YOUR FUND

     For more information with respect to Buying Fund concerning the following topics, please refer to the following sections of the Buying Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference and which is attached to this Proxy Statement/Prospectus as Appendix II: (i) see "Performance Information" for more information about the performance of Buying Fund; (ii) see "Fund Management" for more information about the management of Buying Fund; (iii) see "Other Information" for more information about Buying Fund's policy with respect to dividends and distributions; and (iv) see "Other Information" and "Shareholder Information" for more information about sales charges, including contingent deferred sales charges, applicable to shares of Buying Fund, the pricing, purchase, redemption and repurchase of shares of Buying Fund, tax consequences to shareholders of various transactions in shares of Buying Fund, distribution arrangements and the multiple class structure of Buying Fund.

     For more information with respect to your Fund concerning the following topics, please refer to the following sections of the Selling Fund Prospectus, which has been made a part of this Proxy Statement/ Prospectus by reference: (i) see "Fund Performance" for more information about the performance of your Fund;
(ii) see "Fund Management" and "Portfolio Managers" for more information about the management of your Fund; (iii) see "Share Price" for more information about the pricing of shares of your Fund; (iv) see "Taxes" for more information about tax consequences to shareholders of various transactions in shares of your Fund;
(v) see "Dividends And Capital Gain Distributions" for more information about your Fund's policy with respect to dividends and distributions; and (vi) see "How To Buy Shares", "How To Sell Shares" and "Your Account Services" for more information about sales charges, including contingent deferred sales charges, applicable to shares of your Fund, the purchase, redemption and repurchase of shares of your Fund, distribution arrangements and the multiple class structure of your Fund.

                     INFORMATION FILED WITH THE SECURITIES
                            AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Company and Buyer have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of Company's registration statement containing the Selling Fund Prospectus and related Statement of Additional Information is Registration No. 811-2674. Such Selling Fund Prospectus is incorporated herein by reference. The SEC file number for Buyer's registration statement containing the Buying Fund Prospectus and related Statement of Additional Information is Registration No. 811-5686. Such Buying Fund Prospectus is incorporated herein by reference.

     Company and Buyer are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed by Company and Buyer (including the Registration Statement of Buyer relating to Buying Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding Company and Buyer and other registrants that file electronically with the SEC.

                      PROPOSAL 2 -- ELECTION OF DIRECTORS

BACKGROUND

     In considering the integration initiative proposed by AMVESCAP, the independent directors of the INVESCO Funds and the independent directors/trustees of the AIM Funds determined that the shareholders of all the AIM Funds and the INVESCO Funds would benefit if a unified board of directors/trustees was responsible for overseeing the operation of both the AIM Funds and the INVESCO Funds and the services provided by AIM, INVESCO and their affiliates. Accordingly, the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds agreed to combine the separate boards and create a unified board of directors/trustees.

     You are being asked to approve Proposal 2 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from having a combined board of directors.

STRUCTURE OF THE BOARD OF DIRECTORS

     The Board currently consists of the following 11 persons: Bob R. Baker, Sueann Ambron, Victor L. Andrews, Lawrence H. Budner, James T. Bunch, Raymond R. Cunningham, Richard W. Healey, Gerald L. Lewis, John W. McIntyre, Larry Soll, Ph.D. and Mark H. Williamson. Eight of the current directors are "independent," meaning they are not "interested persons" of Company within the meaning of the 1940 Act. Three of the current directors are "interested persons" because of their business and financial relationships with Company and INVESCO, its investment advisor, and/or INVESCO's parent, AMVESCAP. Six of the current directors have declined to stand for re-election as directors of Company. Therefore, their terms as directors of Company will end upon the election and qualification of their successor directors at the Special Meeting.

NOMINEES FOR DIRECTORS

     Company's nominating committee (which consists solely of independent directors) has approved the nomination of five of the 11 current directors, as set forth below, each to serve as director until his successor is elected and qualified. In addition, the nominating committee has approved the nomination of 11 new nominees, as set forth below, each to serve as director until his or her successor is elected and qualified. These 11 new nominees were nominated to effect the proposed combination of the Boards of Directors/Trustees of the AIM Funds and the Boards of Directors of the INVESCO Funds.

     Each nominee who is a current director serves as a director of the ten registered investment companies comprising the INVESCO Funds. Each nominee who is a current director oversees 46 portfolios which comprise the INVESCO Funds. The business address of each nominee who is a current director is 4350 South Monaco Street, Denver, Colorado 80237.

     Each new nominee serves as a director or trustee of the 17 registered investment companies comprising the AIM Funds. Each new nominee currently oversees 86 portfolios which comprise the AIM Funds. The business address of each new nominee is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     If elected, each nominee would oversee a total of 27 registered investment companies currently comprising 132 portfolios.

 NOMINEES WHO CURRENTLY ARE INDEPENDENT DIRECTORS

                          DIRECTOR        PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH     SINCE            DURING PAST 5 YEARS          OTHER DIRECTORSHIP(S) HELD
----------------------    --------   ---------------------------------   --------------------------
Bob R. Baker -- 1936....    1983     Consultant (2000-present);          None
                                     formerly, President and Chief
                                     Executive Officer (1988-2000) of
                                     AMC Cancer Research Center,
                                     Denver, Colorado; until
                                     mid-December 1988, Vice Chairman
                                     of the Board of First Columbia
                                     Financial Corporation, Englewood,
                                     Colorado; formerly, Chairman of
                                     the Board and Chief Executive
                                     Officer of First Columbia
                                     Financial Corporation.

James T. Bunch -- 1942..    2000     Co-President and Founder of         None
                                     Green, Manning & Bunch Ltd.,
                                     Denver, Colorado (1988-present)
                                     (investment banking firm);
                                     Director and Vice President of
                                     Western Golf Association and
                                     Evans Scholars Foundation;
                                     Executive Committee, United
                                     States Golf Association;
                                     formerly, General Counsel and
                                     Director of Boettcher & Co.,
                                     Denver, Colorado; and formerly,
                                     Chairman and Managing Partner,
                                     law firm of Davis, Graham &
                                     Stubbs, Denver, Colorado.

Gerald J.
  Lewis -- 1933.........    2000     Chairman of Lawsuit Resolution      General Chemical Group,
                                     Services, San Diego, California     Inc., Hampdon, New
                                     (1987-present); formerly,           Hampshire (1996- present),
                                     Associate Justice of the            Wheelabrator Technologies,
                                     California Court of Appeals; and    Inc. (waste management
                                     Of Counsel, law firm of Latham &    company), Fisher
                                     Watkins, San Diego, California      Scientific, Inc.
                                     (1987-1997). Principal              (laboratory supplies),
                                     Occupation(s)                       Henley Manufacturing,
                                                                         Inc., and California
                                                                         Coastal Properties, Inc.
                                                                         Other Directorship(s)

Larry Soll,
  Ph.D. -- 1942.........    1997     Retired; formerly, Chairman of      Synergen Inc. (since
                                     the Board (1987-1994), Chief        incorporation in 1982) and
                                     Executive Officer (1982-1989 and    Isis Pharmaceuticals, Inc.
                                     1993-1994) and President
                                     (1982-1989) of Synergen Inc.
                                     (biotechnology company); and
                                     formerly, trustee of INVESCO
                                     Global Health Sciences Fund.

 NOMINEE WHO CURRENTLY IS AN INTERESTED PERSON

                              DIRECTOR     PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH         SINCE         DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------        --------   ---------------------------   --------------------------
Mark H.
  Williamson(1) -- 1951.....    1998     Director, President and       Director/trustee of each
                                         Chief Executive Officer,      of the 17 A I M Funds
                                         A I M Management Group
                                         Inc.; Director, Chairman
                                         and President, A I M
                                         Advisors, Inc. (registered
                                         investment advisor);
                                         Director, A I M
                                         Distributors, Inc.
                                         (registered broker dealer);
                                         and Chief Executive Officer
                                         of the A I M Division of
                                         AMVESCAP PLC
                                         (2003-present); formerly,
                                         Chief Executive Officer,
                                         Managed Products Division,
                                         AMVESCAP PLC (2001-2002);
                                         Chairman of the Board
                                         (1998-2002), President
                                         (1998-2002) and Chief
                                         Executive Officer
                                         (1998-2002) of INVESCO
                                         Funds Group, Inc.
                                         (registered investment
                                         advisor) and INVESCO
                                         Distributors, Inc.
                                         (registered broker dealer);
                                         Chief Operating Officer and
                                         Chairman of the Board of
                                         INVESCO Global Health
                                         Sciences Fund; Chairman and
                                         Chief Executive Officer of
                                         NationsBanc Advisors, Inc.;
                                         and Chairman of NationsBanc
                                         Investments, Inc.

---------------

(1) Mr. Williamson is considered an interested person of Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, Company.

  NEW NOMINEES WHO WILL BE INDEPENDENT DIRECTORS

                                              PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                          DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------                      ---------------------------   ---------------------------
Frank S. Bayley -- 1939...................  Of Counsel, law firm of       Badgley Funds, Inc.
                                            Baker & McKenzie              (registered investment
                                                                          company)
Bruce L. Crockett -- 1944.................  Chairman, Crockett            ACE Limited (insurance
                                            Technology Associates         company); Captaris, Inc.
                                            (technology consulting        (unified messaging
                                            company) and Captaris, Inc.   provider)
                                            (unified messaging
                                            provider)
Albert R. Dowden -- 1941..................  Director of a number of       Cortland Trust, Inc.
                                            public and private business   (Chairman) (registered
                                            corporations, including the   investment company);
                                            Boss Group, Ltd. (private     Annuity and Life Re
                                            investment and management)    (Holdings), Ltd. (insurance
                                            and Magellan Insurance        company)
                                            Company; formerly,
                                            President, Chief Executive
                                            Officer and Director, Volvo
                                            Group North America, Inc.;
                                            Senior Vice President, AB
                                            Volvo and director of
                                            various affiliated Volvo
                                            Group companies
Edward K. Dunn, Jr. -- 1935...............  Formerly, Chairman,           None
                                            Mercantile Mortgage Corp.;
                                            President and Chief
                                            Operating Officer,
                                            Mercantile-Safe Deposit &
                                            Trust Co.; and President,
                                            Mercantile Bankshares Corp.
Jack M. Fields -- 1952....................  Chief Executive Officer,      Administaff
                                            Twenty First Century Group,
                                            Inc. (government affairs
                                            company) and Texana Timber
                                            LP
Carl Frischling -- 1937...................  Partner, law firm of Kramer   Cortland Trust, Inc.
                                            Levin Naftalis & Frankel      (registered investment
                                            LLP                           company)
Prema Mathai-Davis -- 1950................  Formerly, Chief Executive     None
                                            Officer, YWCA of the USA
Lewis F. Pennock -- 1942..................  Partner, law firm of          None
                                            Pennock & Cooper
Ruth H. Quigley -- 1935...................  Retired                       None
Louis S. Sklar -- 1939....................  Executive Vice President,     None
                                            Development and Operations,
                                            Hines Interests Limited
                                            Partnership (real estate
                                            development company)

  NEW NOMINEE WHO WILL BE AN INTERESTED PERSON

                                              PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH                          DURING PAST 5 YEARS       OTHER DIRECTORSHIP(S) HELD
----------------------                      ---------------------------   ---------------------------
Robert H. Graham(1) -- 1946...............  Director and Chairman,        None
                                            A I M Management Group Inc.
                                            (financial services holding
                                            company); and Director and
                                            Vice Chairman, AMVESCAP PLC
                                            (parent of AIM and a global
                                            investment management firm)
                                            and Chairman, AMVESCAP
                                            PLC -- AIM Division;
                                            formerly, President and
                                            Chief Executive Officer,
                                            A I M Management Group
                                            Inc.; Director, Chairman
                                            and President, A I M
                                            Advisors, Inc. (registered
                                            investment advisor);
                                            Director and Chairman,
                                            A I M Capital Management,
                                            Inc. (registered investment
                                            advisor), A I M
                                            Distributors, Inc.
                                            (registered broker dealer),
                                            A I M Fund Services, Inc.
                                            (registered transfer
                                            agent), and Fund Management
                                            Company (registered broker
                                            dealer); and Chief
                                            Executive Officer, AMVESCAP
                                            PLC -- Managed Products

---------------

(1) Mr. Graham will be considered an interested person of Company because he is a director of AMVESCAP PLC, parent of the advisor to, and principal underwriter of, Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 2

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" these 16 nominees.

CURRENT COMMITTEES OF THE BOARD

     The Board currently has nine standing committees: an audit committee, an investments and management liaison committee, a brokerage committee, a derivatives committee, a valuation committee, a legal committee, a compensation committee, a retirement plan committee and a nominating committee.

  AUDIT COMMITTEE

     Company has an audit committee established for the purpose of overseeing the accounting and financial reporting process of Company and audits of the financial statements of Company. The audit committee is comprised entirely of independent directors. The committee meets quarterly with Company's independent accountants and officers to review accounting principles used by Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The current members of the audit committee are Messrs. Baker, Budner, Lewis and McIntyre.

  EXECUTIVE COMMITTEE

     Company has an executive committee. On occasion, the committee acts upon the current and ordinary business of Company between the meetings of the Board. Except for certain powers which, under applicable law, may only be exercised by the full Board, the committee may exercise all powers and authority of the Board in the management of the business of Company. All decisions are subsequently submitted for ratification by the Board. The current members of the executive committee are Messrs. Baker, Bunch, McIntyre and Williamson.

  INVESTMENTS AND MANAGEMENT LIAISON COMMITTEE

     Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of Company, and to review investment, legal and operational matters which have been assigned to the committee by the Board, in furtherance of the Board's overall duty of supervision. The current members of the investments and management liaison committee are Messrs. Andrews, Baker, Bunch, Soll and Dr. Ambron.

  BROKERAGE COMMITTEE

     Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by your Fund and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Board. The current members of the brokerage committee are Messrs. Budner, Bunch and McIntyre.

  DERIVATIVES COMMITTEE

     Company has a derivatives committee. The committee meets periodically to review derivatives investments made by your Fund. It monitors the use of derivatives by your Fund and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Board. The committee reports on these matters to the Board. The current members of the derivatives committee are Messrs. Andrews, Lewis and Soll.

  NOMINATING COMMITTEE

     Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, the shareholder must submit a request in writing to the Chairman of the nominating committee. The current members of the nominating committee are Messrs. Baker, Bunch, Lewis and Soll.

  LEGAL COMMITTEE

     Company has a legal committee. The committee meets periodically to review compensation arrangements with counsel to Company and to its independent directors. The committee reports on these matters to the Board. The current members of the legal committee are Messrs. Bunch, Lewis and McIntyre.

  COMPENSATION COMMITTEE

     Company has a compensation committee. The committee meets periodically to review compensation arrangements of Company's independent directors. The committee reports on these matters to the Board. The current members of the compensation committee are Messrs. Andrews, Baker, Budner and Soll.

  VALUATION COMMITTEE

     Company has a valuation committee. The committee meets periodically to review valuation issues regarding investments made by your Fund. The committee reports on these matters to the Board. The current members of the valuation committee are Messrs. Baker, Bunch, Cunningham and McIntyre.

  RETIREMENT PLAN COMMITTEE

     Company has a retirement plan committee. The committee meets periodically to review Company's retirement arrangements for its independent directors. The committee reports on these matters to the Board. The current members of the retirement plan committee are Messrs. Andrews, Baker, Budner, Cunningham and Soll.

BOARD AND COMMITTEE MEETING ATTENDANCE

     During the fiscal year ended August 31, 2002, the Board met eight times, the audit committee met four times, the investments and management liaison committee met four times, the brokerage committee met four times, the derivatives committee met four times, the nominating committee met two times, the legal committee met three times, the compensation committee met four times, and the executive, valuation and retirement plan committees did not meet. All of the current directors then serving attended at least 75% of the meetings of the Board or applicable committee during the most recent fiscal year.

FUTURE COMMITTEE STRUCTURE

     As a result of the combination of the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds, it is expected that the Board will adopt a committee structure that is the same as that which is in effect for the AIM Funds, so that the Board will have four committees: an Audit Committee, a Committee on Directors/Trustees, an Investments Committee and a Valuation Committee. These committees are described below.

  AUDIT COMMITTEE

     The Audit Committee will be comprised entirely of independent directors. The Audit Committee will be responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by your Fund (including resolution of disagreements between your Fund's management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of your Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to your Fund by its independent auditors.

  COMMITTEE ON DIRECTORS/TRUSTEES

     The Committee on Directors/Trustees will be comprised entirely of independent directors. It will be responsible for: (i) nominating persons who are not interested persons of Company for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of Company at meetings called for the election of directors; (ii) nominating persons who are not interested persons of Company for selection as members of each committee of the Board, including, without limitation, the audit committee, the committee on directors, the investments committee and the valuation committee, and to nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent directors and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of Company.

  INVESTMENTS COMMITTEE

     The Investments Committee will be responsible for: (i) overseeing the advisor's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  VALUATION COMMITTEE

     The Valuation Committee will be responsible for: (i) periodically reviewing the advisor's procedures for valuing securities ("Procedures"), and making any recommendations to the advisor with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by the advisor from time to time; (iii) periodically reviewing information provided by the advisor regarding industry developments in connection with valuation; (iv) periodically reviewing information from the advisor regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the committee or to the committee and the full Board simultaneously); and (v) if requested by the advisor, assisting the advisor's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

DIRECTOR'S COMPENSATION

     Each director who is independent is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director of other INVESCO Funds. Each such director receives a fee, allocated among the INVESCO Funds for which he or she serves as a director, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002 is found in Exhibit D.

CURRENT RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds have adopted a Retirement Plan (the "Retirement Plan") and a Deferred Retirement Plan Account Agreement (the "Account Agreement"). Certain of the independent directors of Company participate either in the Retirement Plan or in the Account Agreement. Under the Retirement Plan and the Account Agreement, each participating director who is not an interested person of the INVESCO Funds and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

     Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Retirement Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Retirement Plan receives no benefits from the Account Agreement. The cost of the Retirement Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee administering the Retirement Plan.

     A Participating Qualified Director who has elected to participate in the Account Agreement receives no benefits from the Retirement Plan. Pursuant to the terms of the Account Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate per annum (currently 5.75%), will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the INVESCO Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Account Agreement.

     Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

CURRENT DEFERRED COMPENSATION PLAN

     The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except INVESCO Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each independent director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the independent director may own either directly or beneficially. Each of the independent directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

NEW RETIREMENT PLAN FOR DIRECTORS

     The Boards of Directors of the INVESCO Funds intend to adopt a new retirement plan (the "New Retirement Plan") for the directors of Company who are not affiliated with INVESCO, which will be effective as of the date of the Special Meeting. The New Retirement Plan also will be adopted by the Boards of Directors/Trustees of the AIM Funds. The reason for adoption of the New Retirement Plan is to provide for consistency in the retirement plans for the Boards of Directors of the INVESCO Funds and the Boards of Directors/Trustees of the AIM Funds. The retirement plan will include a retirement policy as well as retirement benefits for independent directors.

     The retirement policy will permit each independent director to serve until December 31 of the year in which the director turns 72. A majority of the directors will be able to extend from time to time the retirement date of a director.

     Annual retirement benefits will be available to each independent director of Company and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such director's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received the benefits based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit. Payment of benefits under the New Retirement Plan will not be secured or funded by Company.

     Upon the effectiveness of the New Retirement Plan, the independent directors will cease to accrue benefits under the Retirement Plan and the Account Agreement. Messrs. Baker and Soll will not receive any additional benefits under the Retirement Plan or the Account Agreement, but will be entitled to amounts which have been previously funded under the Retirement Plan or the Account Agreement for their benefit. An affiliate of INVESCO will reimburse Company for any amounts funded by Company for Messrs. Baker and Soll under the Retirement Plan and the Account Agreement.

NEW DEFERRED COMPENSATION AGREEMENTS

     The Boards of Directors of the INVESCO Funds intend to adopt new deferred compensation agreements which are consistent with the deferred compensation agreements adopted by the Boards of Directors/Trustees of the AIM Funds. Pursuant to the new deferred compensation agreements ("New Compensation Agreements"), a director will have the option to elect to defer receipt of up to 100% of his or her compensation payable by Company, and such amounts are placed into a deferral account. The deferring directors will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement.

     The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring directors' termination of service as a director of Company. If a deferring director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors will have the status of unsecured creditors of Company and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.

OFFICERS OF COMPANY

     Information regarding the current officers of Company can be found in Exhibit E.

SECURITY OWNERSHIP OF MANAGEMENT

     Information regarding the ownership of each class of your Fund's shares by the directors, nominees and current executive officers of Company can be found in Exhibit F.

DIRECTOR OWNERSHIP OF YOUR FUND'S SHARES

     The dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds and the AIM Funds complex can be found in Exhibit G.

                                 PROPOSAL 3 --
                APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT

BACKGROUND

     INVESCO currently serves as the investment advisor to your Fund. AMVESCAP has recommended restructuring the advisory and administrative servicing arrangements so that AIM is the advisor and administrator for all INVESCO Funds and AIM Funds. Your Board has approved a new advisory agreement under which AIM will serve as the investment advisor for your Fund. The portfolio management team for your Fund will not change as a result of this restructuring.

     You are being asked to approve Proposal 3 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from a new investment advisory agreement between AIM and Company.

     The Board recommends that you approve the new advisory agreement between AIM and Company for your Fund. The Board is asking you to vote on this new agreement because Company may enter into a new advisory agreement for your Fund only with shareholder approval. If approved, this new agreement would replace the current advisory agreement between INVESCO and Company for your Fund. The form of Company's proposed Master Investment Advisory Agreement with AIM is at Appendix IV.

     Under the new arrangements, the advisory fees paid by your Fund will not change. If shareholders of your Fund approve Proposal 3, Company will also enter into a new Master Administrative Services Agreement with AIM that will replace the current Administrative Services Agreement between Company and INVESCO, and move the provision of certain administrative services currently provided by INVESCO pursuant to the current advisory agreement between Company and INVESCO to the Master Administrative Services Agreement with AIM. If the proposed advisory agreement is approved and these new arrangements are implemented, the aggregate fees paid by your Fund for advisory and administrative services will not increase.

     Any voluntary or contractual expense limitations and fee waivers that have been agreed to by INVESCO and Company with respect to your Fund will not be terminated if the proposed new advisory agreement with AIM is approved. Instead, AIM will assume INVESCO's obligations with respect to these voluntary and contractual expense limitations and fee waivers, on the same terms and conditions.

     If INVESCO and Company have entered into voluntary or contractual expense limitations or fee waivers with respect to your Fund, INVESCO currently is entitled to reimbursement from a share class of your Fund that has fees and expenses absorbed pursuant to this arrangement if such reimbursement does not cause such share class to exceed the expense limitation and the reimbursement is made within three years after INVESCO incurred the expense. If the proposed new advisory agreement with AIM is approved, INVESCO will assign to AIM its right to be reimbursed with respect to fees and expenses absorbed by it. Other than substituting AIM for INVESCO as the party having the right to be reimbursed, this assignment will not alter in any way the rights or obligations of your Fund or its shareholders.

     A description of how the proposed advisory agreement differs from the current advisory agreement is set forth below under "Terms of the Proposed Advisory Agreement." At an in-person meeting of the Board held on August 12-13, 2003, the Board, including a majority of the independent directors, voted to recommend that shareholders approve a proposal to adopt the proposed advisory agreement for your Fund.

YOUR FUND'S CURRENT INVESTMENT ADVISOR

     INVESCO, the current investment advisor for your Fund, became the investment advisor for your Fund under the current advisory agreement on August 13, 1999. Your Fund's initial shareholder initially approved the agreement and your Fund's public shareholders have not subsequently voted on the agreement. The Board, including a majority of the independent directors, last approved the current advisory agreement on May 15, 2003.

THE PROPOSED NEW INVESTMENT ADVISOR FOR YOUR FUND

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company with its principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP, 30 Finsbury Square, London EC2A 1AG, United Kingdom. AMVESCAP and its subsidiaries are an independent investment management group. A list of the names, addresses and principal occupations of the principal executive officer and directors of AIM is in Exhibit H.

POSITIONS WITH AIM HELD BY COMPANY'S DIRECTORS OR EXECUTIVE OFFICERS

     Mark H. Williamson, who is a director and/or executive officer of Company, also is a director and/or officer of AIM. He also beneficially owns shares of AMVESCAP and/or options to purchase shares of AMVESCAP.

TERMS OF THE CURRENT ADVISORY AGREEMENT

     Under the terms of the current advisory agreement with INVESCO for your Fund, INVESCO acts as investment manager and administrator for your Fund. As investment manager, INVESCO provides a continuous investment program for your Fund, including investment research and management, with respect to all securities, investments and cash equivalents of your Fund. INVESCO also makes recommendations as to the manner in which voting rights, rights to consent to actions of your Fund and any other rights pertaining to your Fund's securities shall be exercised, and calculates the net asset value of your Fund, subject to such procedures established by the Board and based upon information provided by your Fund, the custodian of your Fund or other source as designated by the Board. INVESCO provides sub-accounting, recordkeeping and administrative services to your Fund under an administrative services agreement. Under the advisory agreement, as administrator, INVESCO also provides, at its expense and at the request of your Fund, executive, statistical, administrative, internal accounting and clerical services and office space, equipment and facilities.

     Under the terms of the current advisory agreement, INVESCO has no liability to Company, your Fund or to your Fund's shareholders or creditors, for any error of judgment, mistake of law, or for any loss arising out of any investment, nor for any other act or omission, in the performance of its obligations to Company or your Fund unless such act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the current advisory agreement.

     The current advisory agreement for your Fund continues in effect from year to year only if such continuance is specifically approved at least annually by
(i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund and each other series portfolio of Company, and (ii) the vote of a majority of the directors of Company who are not interested persons of INVESCO or Company by votes cast in person at a meeting called for such purpose. The current advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund and each other series portfolio of Company or INVESCO may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment, unless an order is issued by the SEC conditionally or unconditionally exempting such assignment from the applicable provisions of the 1940 Act.

     The current advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of its expenses not assumed by INVESCO, including without limitation:

     - brokerage commissions, issue and transfer taxes and other costs related to securities transactions;

     - fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for your Fund;

     - interest on indebtedness incurred by Company or your Fund;

     - taxes;

     - fees for maintaining the registration and qualification of your Fund or its shares under federal and state law;

     - compensation and expenses of the Board;

     - costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to your Fund's shareholders, including expenses relating to Board and shareholder meetings;

     - costs, fees and other expenses arising in connection with the organization and filing of Company's Articles of Incorporation, determinations of tax status of your Fund, initial registration and qualification of your Fund's securities under federal and state securities laws and approval of Company's operations by any other federal or state authority;

     - expenses of repurchasing and redeeming shares of your Fund;

     - insurance premiums;

     - costs of designing, printing and issuing certificates representing shares of your Fund;

     - extraordinary expenses, including fees and disbursements of Company's counsel, in connection with litigation by or against Company or your Fund;

     - premiums for the fidelity bond maintained by your Fund pursuant to the 1940 Act (except those premiums that may be allocated to INVESCO as an insured);

     - association and institute dues;

     - expenses, if any, of distributing shares of your Fund pursuant to a 12b-1 plan of distribution; and

     - all other costs and expenses of your Fund's operations and organization unless otherwise explicitly provided.

     The current advisory agreement requires INVESCO to reimburse your Fund monthly for any salaries paid by your Fund to officers, directors and full-time employees of your Fund who are also officers, general partners or employees of INVESCO or its affiliates. Although INVESCO has this obligation under the current advisory agreement, your Fund does not pay salaries to its officers, non-independent directors or employees for services rendered to your Fund.

     If, in any given year, the sum of your Fund's expenses exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to promptly reimburse such excess expenses to your Fund pursuant to the current advisory agreement. Interest, taxes, extraordinary expenses and expenses which are capitalized are not deemed expenses for purposes of this reimbursement obligation.

     The annual rates at which INVESCO receives fees from your Fund under the current advisory agreement, the total net assets of your Fund, the dollar amounts of advisory fees paid to INVESCO by your Fund net of any expense limitations and the reimbursement, if any, made by INVESCO to your Fund for the most recent fiscal year are in Exhibit I.

ADDITIONAL SERVICES PROVIDED BY INVESCO AND ITS AFFILIATES

     INVESCO and its affiliates also provide additional services to Company and your Fund. INVESCO currently provides or arranges for others to provide accounting and administrative services to your Fund. INVESCO currently serves as your Fund's transfer agent. Prior to July 1, 2003, INVESCO Distributors, Inc. served as the principal underwriter for your Fund. This company is an indirect wholly owned subsidiary of AMVESCAP, the parent company of INVESCO. Information concerning fees paid to INVESCO and its affiliates for these services is in Exhibit J.

ADVISORY FEES CHARGED BY AIM FOR SIMILAR FUNDS IT MANAGES

     The advisory fee schedules for other funds advised by AIM with similar investment objectives as your Fund are in Exhibit K.

TERMS OF THE PROPOSED ADVISORY AGREEMENT

     Under the terms of the proposed advisory agreement, AIM would act as investment manager and administrator for your Fund. As investment manager, AIM would provide a continuous investment program for your Fund, including supervision of all aspects of your Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising your Funds' assets and investment research and management, subject at all times to the policies and control of the Board. AIM would also provide administrative services pursuant to a Master Administrative Services Agreement.

     The proposed advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement on the part of AIM or any of its officers, directors, or employees, AIM would not be subject to liability to Company or your Fund or to any shareholders of your Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     The proposed advisory agreement for your Fund would continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of your Fund, and (ii) the affirmative vote of a majority of the directors of Company who are not interested persons of AIM or Company by votes cast in person at a meeting called for such purpose. The proposed advisory agreement provides that the Board, a majority of the outstanding voting securities of your Fund or AIM may terminate the agreement with respect to your Fund on 60 days' written notice without penalty. The proposed agreement terminates automatically in the event of its "assignment" (as defined in the 1940 Act).

     The proposed advisory agreement for your Fund provides that your Fund will pay or cause to be paid all of the ordinary business expenses incurred in the operations of your Fund and the offering of its shares. These expenses borne by your Fund would include, without limitation, brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by Company on behalf of your Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to your Fund's shareholders.

     The compensation to be paid to AIM under the proposed advisory agreement would be calculated by applying annual rates to the average daily net assets of your Fund for each calendar year. The annual rates at which AIM will receive advisory fees from your Fund under the proposed advisory agreement are in Exhibit L.

     If Proposal 3 is approved, Company will be able to take advantage of an exemptive order obtained from the SEC by AIM and certain of the AIM Funds. This exemptive order will allow your Fund and each other series portfolio of Company (each, an "Investing Fund") to invest their uninvested cash in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Investing Fund. AIM will receive advisory fees from the Affiliated Money Market Fund to the extent an Investing Fund invests uninvested cash in such Affiliated Money Market Fund. If the Board approves AIM's use of the exemptive order for Company, AIM intends to waive a portion of the advisory fees payable by each Investing Fund in an amount equal to 25% of the advisory fee AIM receives from the Affiliated Money Market Fund as a result of such Investing Fund's investment of uninvested cash in such Affiliated Money Market Fund.

     The primary differences between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM that the Board approved are to:

     - replace INVESCO with AIM as the investment advisor for your Fund;

     - move certain administrative services to an administrative services agreement with AIM;

     - expand provisions regarding broker-dealer relationships that are set forth in the current advisory agreement to make them consistent with similar provisions in other AIM advisory agreements;

     - add provisions relating to certain functions to be performed by AIM in connection with your Fund's securities lending program;

     - change certain obligations regarding payment of expenses of your Fund;

     - simplify certain rights applicable to your Fund's right to terminate advisory services or amend the proposed advisory agreement;

     - revise non-exclusivity provisions that are set forth in the current advisory agreement;

     - amend delegation provisions that are set forth in the current advisory agreement;

     - add to the limitation of liability provisions that are set forth in the current advisory agreement to, among other things, specifically state the limitation of liability of Company's shareholders; and

     - change the governing state law set forth in the current advisory agreement.

     Although certain terms and provisions in the current advisory agreement with INVESCO and the proposed advisory agreement with AIM are described slightly differently, there are few substantive differences between these agreements. The substantive differences are discussed below.

  ADMINISTRATIVE SERVICES

     For your Fund, the Board, in approving the proposed advisory agreement with AIM, has approved removing the provision of certain administrative services that are covered under the current advisory agreement with INVESCO, and consolidating those administrative services with your Fund's accounting and recordkeeping services in a new Master Administrative Services Agreement with AIM. The primary reason for this change is to make your Fund's agreements consistent with similar agreements for the AIM Funds. If shareholders approve the proposed advisory agreement, your Fund will continue to receive substantially the same accounting and administrative services it currently receives and at the same or lower costs pursuant to the new Master Administrative Services Agreement. As a result, there would be no loss of services nor would there by any increase in costs borne by your Fund as a result of the transfer of administrative duties from the advisory agreement to the Master Administrative Services Agreement.

  BROKER-DEALER RELATIONSHIPS AND AFFILIATED BROKERAGE

     The current advisory agreement requires INVESCO, when selecting brokers or dealers, to first obtain the most favorable execution and price for your Fund; after fulfilling this primary requirement INVESCO may consider, as secondary factors whether such firms provide statistical research and other information to INVESCO. The proposed advisory agreement specifies that AIM's primary consideration in effecting a security transaction will be to obtain the best execution. In selecting broker-dealers to execute particular transactions, AIM will consider the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order and the value of the expected contribution of the broker-dealer to the investment performance of Company's portfolio funds on a continuing basis. Accordingly, the price to your Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered by the broker-dealer. The broker-dealer relationship provisions of the current advisory agreement with INVESCO for your Fund do not specify these factors.

     Although AIM does not currently execute trades through brokers or dealers that are affiliated with AIM, the proposed advisory agreement includes a new provision that would permit such trades, subject to compliance with applicable federal securities laws, rules, interpretations and exemptions.

  SECURITIES LENDING

     If your Fund engages in securities lending, AIM will provide it with investment advisory services and related administrative services. The proposed advisory agreement includes a new provision that specifies the administrative services to be rendered by AIM if your Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Administrative services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loans; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

     In accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually, and must determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds.

     AIM does not receive any additional compensation for advisory services rendered in connection with securities lending activities. As compensation for the related administrative services AIM will provide, your Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to your Fund from such activities. AIM intends to waive this fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

  PAYMENT OF EXPENSES AND RESTRICTIONS ON FEES RECEIVED

     Under the current advisory agreement with INVESCO, INVESCO has the obligation to reimburse your Fund for any salaries paid by your Fund to officers, non-independent directors and employees of your Fund. Your Fund does not currently pay any such salaries. Such provision is not included in the proposed advisory agreement with AIM.

     The current advisory agreement provides that if annual fees exceed the most restrictive state-imposed annual expense limitation, INVESCO is required to reimburse any such excess to your Fund. Such state-imposed limitations are no longer applicable because the National Securities Market Improvements Act of 1996 (NSMIA) preempted state laws under which mutual funds such as your Fund previously were regulated. Accordingly, under the proposed advisory agreement, such annual expense limitation has been removed. Removing this state-imposed annual expense limitation will not result in an increase in fees paid by your Fund.

  TERMINATION/AMENDMENT RIGHTS

     The current advisory agreement with INVESCO provides that Company can terminate the agreement with INVESCO or amend the terms of the agreement upon receipt of the affirmative vote of a majority of the outstanding securities (as defined in the 1940 Act) of all series portfolios of Company. Under the 1940

Act and the regulations thereunder, as interpreted by the SEC, advisory services provided to your Fund cannot be terminated or amended without the approval by a majority of the outstanding securities of your Fund, unless, in the case of an amendment, the Board may approve the changes. The proposed advisory agreement simplifies the language regarding termination and amendment of the agreement to be consistent with the 1940 Act and the regulations thereunder, as interpreted by the SEC.

  NON-EXCLUSIVITY PROVISIONS

     The current advisory agreement with INVESCO provides that the services furnished by INVESCO are not deemed to be exclusive and that INVESCO shall be entitled to furnish similar services to others, including other investment companies with similar objectives, and that INVESCO may aggregate orders for its other customers together with any securities of the same type to be sold or purchased for your Fund in order to obtain best execution and lower brokerage commissions. In such event, INVESCO must allocate the securities purchased or sold and the expenses incurred in the transaction in a manner it considers most equitable.

     AIM has proposed and the Board has agreed that the non-exclusivity provisions in the proposed advisory agreement with AIM should be divided into two separate provisions: one dealing with services provided by AIM to other investment accounts and the other dealing with employees of AIM. Under the new provisions, AIM will act as investment manager or advisor to fiduciary and other managed accounts and to other investment companies and accounts, including off-shore entities or accounts. The proposed advisory agreement states that whenever your Fund and one or more other investment companies or accounts advised by AIM have moneys available for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to your Fund and such other companies and accounts. Such allocation procedure may adversely affect the size of the positions obtainable and the prices realized by your Fund. The non-exclusivity provisions of the proposed advisory agreement also explicitly recognize that officers and directors of AIM may serve as officers or directors of Company, and that officers and directors of Company may serve as officers or directors of AIM to the extent permitted by law; and that officers and directors of AIM do not owe an exclusive duty to Company. As described above, unlike the current advisory agreement, the proposed advisory agreement does not require AIM to reimburse Company for any salaries paid by Company to officers, directors and full-time employees of Company who are also officers, directors or employees of AIM or its affiliates. Your Fund does not currently pay any such salaries.

  DELEGATION

     The current advisory agreement provides that INVESCO may, in compliance with applicable law and with the prior written approval of your Fund, make use of affiliated companies and their employees in connection with rendering of the services required of INVESCO. INVESCO must supervise all such services and remain fully responsible for the services provided.

     The proposed advisory agreement expands the extent to which AIM can delegate its rights, duties and obligations by expressly providing that AIM may delegate any or all of its rights, duties or obligations under the agreement to one or more sub-advisors rather than solely certain specified advisory services. The proposed advisory agreement also provides that AIM may replace sub-advisors from time to time, in accordance with applicable federal securities laws, rules and regulations in effect or interpreted from time to time by the SEC or with exemptive orders or other similar relief. Any such delegation shall require approval by the applicable Board and the shareholders unless, in accordance with applicable federal securities laws, rules, interpretations and exemptions, AIM is not required to seek shareholder approval of the appointment of a sub-advisor.

  LIMITATION OF LIABILITY OF AIM, COMPANY AND SHAREHOLDERS

     As described above under the descriptions of the terms of the current advisory agreement and the proposed advisory agreement, respectively, both agreements provide limitation of liability for the advisor.

The limitation of liability provisions of the 1940 Act also apply to both INVESCO and AIM in their capacity as advisor. In addition, the proposed advisory agreement states that no series of Company shall be liable for the obligations of other series of Company and the liability of AIM to one series of Company shall not automatically render AIM liable to any other series of Company. Consistent with applicable law, the proposed advisory agreement would also include a provision stating that AIM's obligations under the agreement are not binding on any shareholders of Company individually and that shareholders are entitled to the same limitation on personal liability as shareholders of private corporations for profit. The primary reason for this change is to make your Fund's agreement consistent with similar agreements for the AIM Funds.

  STATE LAW GOVERNING THE AGREEMENT

     Questions of state law under the current advisory agreement with INVESCO are governed by the laws of Colorado. Under the proposed advisory agreement with AIM, Texas law would apply. The Board determined that, because the services under the proposed advisory agreement with AIM will primarily be provided in Texas, it was more appropriate to apply Texas law to the proposed advisory agreement.

FACTORS THE DIRECTORS CONSIDERED IN APPROVING THE ADVISORY AGREEMENT

     At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on August 12-13, 2003. The independent directors also discussed the approval of the proposed advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

     The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current advisory agreement with INVESCO and the proposed advisory agreement with AIM:

     - The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to your Fund, and noted that the persons providing portfolio management services to your Fund would not change if Proposal 3 is approved by shareholders.

     - The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the proposed advisory agreement, and noted that no material changes in the level or type of services provided under the current advisory agreement with INVESCO would occur if the proposed advisory agreement is approved by the shareholders, other than the provision by AIM of certain administrative services if your Fund engages in securities lending.

     - Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to your Fund. The Board also reviewed the proposed form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the proposed Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the proposed advisory agreement and the Master Administrative Services Agreement.

     - The performance record of your Fund. The Board reviewed your Fund's performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of your Fund and is able, therefore, to provide advisory and administrative services to your Fund.

     - Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for your Fund under the current advisory agreement and compared them with the advisory fees expected to be incurred under the proposed advisory agreement. The Board concluded that your Fund's projected expense ratio and advisory fees under the proposed advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the proposed advisory agreement. The advisory fees that are being proposed under the proposed advisory agreement are the same as the advisory fees paid to INVESCO under the current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both your Fund and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that your Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the proposed investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

     - The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before your Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of your Fund to invest in AIM-advised money market funds any cash collateral your Fund receives as security for the borrower's obligation to return the loaned securities. If your Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of your Fund that have already been invested, and the investment of the cash collateral is intended to benefit your Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

     - The terms of the proposed advisory agreement. The Board reviewed the terms of the proposed advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist your Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which your Fund operates, and that AIM should have the flexibility to operate in that environment.

     After considering the above factors, the Board concluded that it is in the best interests of your Fund and its shareholders to approve the proposed advisory agreement between Company and AIM for your Fund.

     The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending that you approve the proposed advisory agreement, the independent directors have taken the action which they believe to be in your best interests. In so doing, they were advised by independent counsel, retained by the independent directors and paid for by Company, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

     If approved, the proposed advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of your Fund do not approve Proposal 3, the current advisory agreement with INVESCO will continue in effect for your Fund.

THE BOARD'S RECOMMENDATION ON PROPOSAL 3

     The Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

              PROPOSAL 4 -- APPROVAL OF THE PLAN TO REDOMESTICATE
                     COMPANY AS A DELAWARE STATUTORY TRUST

BACKGROUND

     Company currently is organized as a Maryland corporation. AMVESCAP has identified each series portfolio of Company as appropriate to be redomesticated as a new series portfolio of a newly created open-end management investment company organized as a statutory trust under the Delaware Statutory Trust Act (the "Trust").

     If Proposal 1 is approved by the shareholders of your Fund, your Fund will be combined with Buying Fund and will not be redomesticated as a new series portfolio of the Trust. You are being asked to approve Proposal 4 so that, in the event that Proposal 1 is not approved, your Fund will still be able to benefit from redomesticating as a new series portfolio of the Trust.

     The Board has approved the Plan, which provides for a series of transactions to convert your Fund and each other series portfolio of Company (each, a "Current Fund") to a corresponding series (a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). A form of the Plan relating to the proposed Redomestication is set forth in Appendix V.

     Approval of the Plan requires the affirmative vote of a majority of the issued and outstanding shares of Company. The Board is soliciting the proxies of the shareholders of your Fund to vote on the Plan with this Proxy Statement/Prospectus. The Board is soliciting the proxies of the shareholders of Company's other series portfolios to vote on the Plan with a separate proxy statement.

     The Redomestication is being proposed primarily to provide Company with greater flexibility in conducting its business operations. The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. As described below, the Trust's Declaration of Trust differs from Company's Articles of Incorporation in certain respects that are expected to improve Company's and each Current Fund's operations. The Trust, like Company, will operate as an open-end management investment company registered with the SEC under the 1940 Act. As permitted by SEC rules, the Trust will adopt as its own the registration statement of Company.

REASONS FOR THE PROPOSED REDOMESTICATION

     The Redomestication is being proposed because, as noted above, INVESCO and the Board believe that the Delaware statutory trust organizational form offers a number of advantages over the Maryland corporate organizational form. As a result of these advantages, the Delaware statutory trust organizational form has been increasingly used by mutual funds, including the majority of the AIM Funds.

     The Delaware statutory trust organizational form offers greater flexibility than the Maryland corporate form. A Maryland corporation is governed by the detailed requirements imposed by Maryland corporate law and by the terms of its Articles of Incorporation. A Delaware statutory trust is subject to fewer statutory requirements. The Trust will be governed primarily by the terms of its Declaration of Trust. In particular, the Trust will have greater flexibility to conduct business without the necessity of engaging in expensive proxy solicitations to shareholders. For example, under Maryland corporate law, amendments to Company's Articles of Incorporation would typically require shareholder approval. Under Delaware law, unless the Declaration of Trust of a Delaware statutory trust provides otherwise, amendments to it may be made without first obtaining shareholder approval. In addition, unlike Maryland corporate law, which restricts the delegation of a board of directors' functions, Delaware law permits the board of trustees of a Delaware statutory trust to delegate certain of its responsibilities. For example, the board of trustees of a Delaware statutory trust may delegate the responsibility of declaring dividends to duly empowered committees of the board or to appropriate officers. Finally, Delaware law permits the trustees to adapt a Delaware statutory trust to future contingencies. For example, the trustees may, without a shareholder vote, change a Delaware statutory trust's domicile or organizational form. In contrast, under Maryland corporate law, a company's board of directors would be required to obtain shareholder approval prior to changing domicile or organizational form.

     The Redomestication will also have certain other effects on Company, its shareholders and management, which are described below under the heading "The Trust Compared to Company."

WHAT THE PROPOSED REDOMESTICATION WILL INVOLVE

     To accomplish the Redomestication, the Trust has been formed as a Delaware statutory trust pursuant to its Declaration of Trust, and each New Fund has been established as a series portfolio of the Trust. On the closing date, each Current Fund will transfer all of its assets to the corresponding classes of the corresponding New Fund in exchange solely for a number of full and fractional classes of shares of the New Fund equal to the number of full and fractional shares of common stock of the corresponding classes of the Current Fund then outstanding and the New Fund's assumption of the Current Fund's liabilities. Immediately thereafter, each Current Fund will distribute those New Fund shares to its shareholders in complete liquidation of such Current Fund. Upon completion of the Redomestication, each shareholder of each Current Fund will be the owner of full and fractional shares of the corresponding New Fund equal in number and aggregate net asset value to the shares he or she held in the Current Fund. As soon as practicable after the consummation of the Redomestication, each Current Fund will be terminated and Company will be dissolved as a Maryland corporation.

     The obligations of Company and the Trust under the Plan are subject to various conditions stated therein. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the closing of the Redomestication by action of the Board, notwithstanding the approval of the Plan by the shareholders of any Current Fund. However, no amendments may be made that would materially adversely affect the interests of shareholders of any Current Fund. Company and the Trust may at any time waive compliance with any condition contained in the Plan, provided that the waiver does not materially adversely affect the interests of shareholders of any Current Fund.

     The Plan authorizes Company to acquire one share of each class of each New Fund and, as the sole shareholder of the Trust prior to the Redomestication, to do each of the following:

     - Approve with respect to each New Fund a new investment advisory agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to that described in Proposal 3 and a new investment advisory agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing investment advisory agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. Information on the new advisory agreement, including a description of the differences between it and Company's current advisory agreement, is set forth above under Proposal 3. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an investment advisory agreement with INVESCO that is substantially identical to such Current Fund's existing investment advisory agreement with INVESCO.

     - Assuming that Proposal 3 is approved by shareholders, approve with respect to each New Fund a new administrative services agreement with AIM with an effective date of November 5, 2003 that will be substantially identical to the new administrative services agreement with AIM that will be entered into by Company if shareholders approve Proposal 3 and a new administrative services agreement with INVESCO that is substantially identical to the corresponding Current Fund's existing administrative services agreement with INVESCO for the interim period between the consummation of the Redomestication and November 5, 2003. If Proposal 3 is not approved by shareholders of a Current Fund, Company will approve for the corresponding New Fund an administrative services agreement with AIM that is substantially identical to such Current Fund's existing administrative services agreement with INVESCO.

     - Approve with respect to each New Fund a distribution agreement with AIM Distributors. The proposed distribution agreement will provide for substantially identical distribution services as currently provided to each corresponding Current Fund by AIM Distributors.

     - Approve a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of each New Fund that will be substantially identical to the corresponding Current Fund's existing distribution plan for that class.

     - Approve with respect to each New Fund a custodian agreement with State Street Bank and Trust Company and a transfer agency and servicing agreement with A I M Fund Services, Inc., each of which currently provides such services to the corresponding Current Fund, and a multiple class plan pursuant to Rule 18f-3 of the 1940 Act which will be substantially identical to the multiple class plan that has been approved by the Board for the corresponding Current Fund and which is expected to become effective prior to the consummation of the Redomestication.

     - Elect the directors of Company as the trustees of the Trust to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders, and except as they retire in accordance with the Trust's retirement policy for trustees. The Trust's retirement policy for trustees will replace Company's retirement policy for directors.

     - Ratify the selection of PricewaterhouseCoopers LLP, the accountants for each Current Fund, as the independent public accountants for each New Fund.

     - Approve such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end management investment company.

     The Trust's transfer agent will establish for each shareholder an account containing the appropriate number of shares of each class of each New Fund. Such accounts will be identical in all respects to the accounts currently maintained by Company's transfer agent for each shareholder of the Current Funds. Shares held in the Current Fund accounts will automatically be designated as shares of the New Funds. Certificates for Current Fund shares issued before the Redomestication will represent shares of the corresponding New Fund after the Redomestication. Shareholders of the New Funds will not have the right to demand or require the Trust to issue share certificates. Any account options or privileges on accounts of shareholders under the Current Funds will be replicated on the New Fund account. No sales charges will be imposed in connection with the Redomestication.

     Assuming your approval of Proposal 4, Company currently contemplates that the Redomestication will be consummated on November 4, 2003.

THE FEDERAL INCOME TAX CONSEQUENCES OF THE REDOMESTICATION

     Company and the Trust will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP to the effect that the Redomestication will qualify as a "reorganization" within the meaning of Section 368(a) of the Code. Accordingly, the Current Funds, the New Funds and the shareholders of the New Funds will recognize no gain or loss for Federal income tax purposes as a result of the Redomestication. Shareholders of the Current Funds should consult their tax advisers regarding the effect, if any, of the Redomestication in light of their individual circumstances and as to state and local consequences, if any, of the Redomestication.

APPRAISAL RIGHTS

     Appraisal rights are not available to shareholders. However, shareholders retain the right to redeem their shares of the Current Funds or the New Funds, as the case may be, at any time before or after the Redomestication.

THE TRUST COMPARED TO COMPANY

  STRUCTURE OF THE TRUST

     The Trust has been established under the laws of the State of Delaware by the filing of a certificate of trust in the office of the Secretary of State of Delaware. The Trust has established series corresponding to and having identical designations as the series portfolios of Company. The Trust has also established classes with respect to each New Fund corresponding to and having identical designations as the classes of each Current Fund. Each New Fund will have the same investment objectives, policies, and restrictions as its predecessor Current Fund. The Trust's fiscal year is the same as that of Company. The Trust will not have any operations prior to the Redomestication. Initially, Company will be the sole shareholder of the Trust.

     As a Delaware statutory trust, the Trust's operations are governed by its Declaration of Trust and Amended and Restated Bylaws and applicable Delaware law rather than by Company's Articles of Incorporation and Amended and Restated Bylaws and applicable Maryland law. Certain differences between the two domiciles and organizational forms are summarized below. The operations of the Trust will continue to be subject to the provisions of the 1940 Act and the rules and regulations thereunder.

  TRUSTEES OF THE TRUST

     Subject to the provisions of the Declaration of Trust, the business of the Trust will be managed by its trustees, who have all powers necessary or convenient to carry out their responsibilities. The responsibilities, powers, and fiduciary duties of the trustees of the Trust are substantially the same as those of the directors of Company.

     The trustees of the Trust would be those persons elected at this Special Meeting to serve as directors of Company. Information concerning the nominees for election as directors of Company is set forth above under Proposal 2.

  SHARES OF THE TRUST

     The beneficial interests in the New Funds will be represented by transferable shares, par value $0.01 per share. Shareholders do not have the right to demand or require the Trust to issue share certificates. The trustees have the power under the Declaration of Trust to establish new series and classes of shares; Company's directors currently have a similar right. The Declaration of Trust permits the trustees to issue an unlimited number of shares of each class and series. Company is authorized to issue only the number of shares specified in the Articles of Incorporation and may issue additional shares only with Board approval and after payment of a fee to the State of Maryland on any additional shares authorized.

     Your Fund currently has the classes of shares set forth in Exhibit A. The Trust has established for each New Fund the classes that currently exist for its predecessor Current Fund. Except as discussed in this Proxy Statement/Prospectus, shares of each class of each New Fund will have rights, privileges, and terms substantially similar to those of the corresponding class of the Current Fund.

     For a discussion of certain differences between and among Company's Articles of Incorporation and Amended and Restated Bylaws and Maryland law and the Trust's Declaration of Trust and Amended and Restated Bylaws and Delaware law, see "Rights of Shareholders" in Proposal 1 above. The foregoing discussion and the discussion under the caption "Rights of Shareholders" in Proposal 1 above is only a summary of certain differences and is not a complete description of all the differences. Shareholders should refer to the provisions of the governing documents of Company and Trust and state law directly for a more thorough comparison. Copies of the Articles of Incorporation and Amended and Restated Bylaws of Company and of the Declaration of Trust and the Trust's Amended and Restated Bylaws are available to shareholders without charge upon written request to Company.

THE BOARD'S RECOMMENDATION ON PROPOSAL 4

     Your Board, including the independent directors, unanimously recommends that you vote "FOR" this Proposal.

                INFORMATION ABOUT THE SPECIAL MEETING AND VOTING

PROXY STATEMENT/PROSPECTUS

     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Special Meeting and at any adjournments of the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. However, you do not need to attend the Special Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

     Company intends to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about August 25, 2003 to all shareholders entitled to vote. Shareholders of record as of the close of business on July 25, 2003 (the "Record Date") are entitled to vote at the Special Meeting. The number of shares outstanding of each class of shares of your Fund on the Record Date can be found at Exhibit M. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

TIME AND PLACE OF SPECIAL MEETING

     We are holding the Special Meeting at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 on October 21, 2003, at 3:00 p.m., Central Time.

VOTING IN PERSON

     If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call Company at (800) 952-3502 if you plan to attend the Special Meeting.

VOTING BY PROXY

     Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

     If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your "proxy" (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board as follows and in accordance with management's recommendation on other matters:

     - FOR the proposal to approve the Agreement.

     - FOR the election of all 16 nominees for director.

     - FOR the proposal to approve a new investment advisory agreement with AIM for your Fund.

     - FOR the proposal to approve the Plan.

     Your proxy will have the authority to vote and act on your behalf at any adjournment of the Special Meeting.

     If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of Company in writing to the address of Company set forth on the cover page of this Proxy Statement/Prospectus before the Special Meeting that you have revoked your proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

VOTING BY TELEPHONE OR THE INTERNET

     You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying this Proxy Statement/Prospectus.

QUORUM REQUIREMENT AND ADJOURNMENT

     A quorum of shareholders is necessary to hold a valid meeting. A quorum will exist for Proposal 1 if (a) shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date and (b) shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposals 2 and 4 if shareholders entitled to vote one-third of the issued and outstanding shares of Company on the Record Date are present at the Special Meeting in person or by proxy. A quorum will exist for Proposal 3 if shareholders entitled to vote one-third of the issued and outstanding shares of your Fund on the Record Date are present at the Special Meeting in person or by proxy.

     Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A "broker non-vote" occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.

     Abstentions and broker non-votes will count as shares present at the Special Meeting for purposes of establishing a quorum.

     If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR a Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such adjournment. A shareholder vote may be taken on a Proposal in this Proxy Statement/Prospectus prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

VOTE NECESSARY TO APPROVE EACH PROPOSAL

     Proposals 1 and 3.  Approvals of Proposals 1 and 3 requires the lesser of
(a) the affirmative vote of 67% or more of the voting securities of your Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of your Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of your Fund (the "1940 Act Vote"). Applicable Maryland law and the Charter of Company may also require that Proposal 1 be approved by the affirmative vote of a majority of the issued and outstanding shares of Company, which includes the shares of your Fund and the shares of the three other series portfolios of Company, all voting together (the "Maryland Law Vote" and together with the 1940 Act Vote, the "Combined Shareholder Vote"). See "Additional Information About the Agreement -- The Reorganization." Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against Proposals 1 and 3 because approval of Proposals 1 and 3 requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities or the issued and outstanding shares, as applicable.

     Proposal 2. The affirmative vote of a plurality of votes cast at the Special Meeting is necessary to elect directors, meaning that the director nominee with the most affirmative votes for a particular slot is elected for that slot. In an uncontested election for directors, the plurality requirement is not a factor. Abstentions will not count as votes cast and will have no effect on the outcome of this proposal. We expect that brokers will be entitled to vote on this proposal, but any broker non-vote will have no effect on the outcome of this proposal.

     Proposal 4. Approval of Proposal 4 requires the affirmative vote of a majority of the issued and outstanding shares of Company. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Special Meeting. As a result, they have the same effect as a vote against the Plan because approval of the Plan requires the affirmative vote of a percentage of the outstanding voting securities.

PROXY SOLICITATION

     Company has engaged the services of Georgeson Shareholder Communications Inc. ("Solicitor") to assist in the solicitation of proxies for the Special Meeting. Solicitor's costs are estimated to be approximately $7,600. Company expects to solicit proxies principally by mail, but Company or Solicitor may also solicit proxies by telephone, facsimile or personal interview. Company's officers will not receive any additional or special compensation for any such solicitation. Your Fund and AMVESCAP, on behalf of INVESCO, will bear the costs and expenses incurred in connection with the Reorganization, including Solicitor's costs.

OTHER MATTERS

     Management does not know of any matters to be presented at the Special Meeting other than those discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Special Meeting, the shares represented by proxies will be voted with respect thereto in accordance with management's recommendation.

SHAREHOLDER PROPOSALS

     As a general matter, your Fund does not hold regular meetings of shareholders. If you wish to submit a proposal for consideration at a meeting of shareholders of your Fund, you should send such proposal to Company at the address set forth on the first page of this Proxy Statement/Prospectus. To be considered for presentation at a meeting of shareholders, Company must receive proposals a reasonable time before proxy materials are prepared for the meeting. Your proposal also must comply with applicable law.

     For a discussion of how to propose an individual for nomination as a director, please refer to the section of this Proxy Statement/Prospectus entitled "Proposal 2 -- Current Committees of the Board -- Nominating Committee."

OWNERSHIP OF SHARES

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund can be found at Exhibit N.

     A list of the name, address and percent ownership of each person who, as of July 25, 2003, to the knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund can be found at Exhibit O.

                         INDEPENDENT PUBLIC ACCOUNTANTS

     The audit committee of the Board has appointed PricewaterhouseCoopers LLP (the "Auditor") as Company's independent public accountants for the fiscal year ending August 31, 2003. A representative of the Auditor is expected to be available at the Special Meeting and to have the opportunity to make a statement and respond to appropriate questions from the shareholders. The audit committee of the Board has considered whether the provisions of the services below is compatible with maintaining the Auditor's independence.

FEES PAID TO THE AUDITOR RELATED TO COMPANY

     The Auditor billed Company (consisting of four separate series portfolios) aggregate fees for professional services rendered for the 2002 fiscal year as follows:

Audit Fees..................................................   $79,950
Financial Information Systems Design and Implementation
  Fees......................................................   $     0
All Other Fees*.............................................   $12,137
                                                               -------
Total Fees..................................................   $92,087

---------------

* All Other Fees includes fees billed for all other non-audit services, including fees for tax-related services rendered to Company.

FEES PAID TO THE AUDITOR NOT RELATED TO COMPANY

     The Auditor billed INVESCO aggregate fees for professional services rendered for the 2002 fiscal year to INVESCO, or any affiliate that provided services to Company, as follows:

Financial Information Systems Design and Implementation
  Fees......................................................   $      0
All Other Fees**............................................   $149,083
                                                               --------
Total Fees..................................................   $149,083

---------------

** As required by SEC rules, All Other Fees includes amounts paid to the Auditor by your Fund's advisor and other related entities that provide support for the operations of Company. All Other Fees include services relating to tax services, controls review on the transfer agency, research on accounting consultations, a CRM project and other agreed upon procedures. The services performed for your Fund's advisor and related entities benefit many legal entities of INVESCO, including many sister funds within the investment company complex.

                                   EXHIBIT A

                                                          CORRESPONDING CLASSES OF
        CLASSES OF SHARES OF YOUR FUND                     SHARES OF BUYING FUND
        ------------------------------                    ------------------------
                Class A shares                                 Class A shares
                Class B shares                                 Class B shares
                Class C shares                                 Class C shares
            Investor Class shares                          Investor Class shares

                                   EXHIBIT B

             COMPARISON OF PERFORMANCE OF YOUR FUND AND BUYING FUND

INVESCO TAX-FREE BOND FUND (YOUR FUND)

     Performance information in the bar charts below is that of the Fund's Investor Class shares which has the longest operating history of the Fund's classes.

     The bar chart below shows the Fund's Investor Class actual yearly performance (commonly known as its "total return") for the years ended December 31 over the past decade. The table below shows the pre-tax and after-tax average annual total returns of Investor Class for various periods ended December 31, 2001 compared to the Lehman Municipal Bond Index.

     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown is not relevant.

     The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                      TAX-FREE BOND FUND -- INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1)(2)

'92.........................................................   8.77%
'93.........................................................  12.11%
'94.........................................................  (5.52)%
'95.........................................................  15.64%
'96.........................................................   2.36%
'97.........................................................   8.67%
'98.........................................................   4.72%
'99.........................................................  (3.36)%
'00.........................................................  12.07%
'01.........................................................   3.19%


Best Calendar Qtr. 12/95 5.65%
Worst Calendar Qtr. 3/94 (5.76%)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Tax-Free Bond Fund(1)(2)
  Return Before Taxes.......................................  3.19%     4.93%     5.66%
  Return After Taxes on Distributions.......................  3.18%     4.76%     5.29%
  Return After Taxes on Distributions and Sale of Fund
     Shares.................................................  3.70%     4.82%     5.39%
Lehman Municipal Bond Index(3) (reflects no deduction for
  fees, expenses, or taxes).................................  5.13%     5.98%     6.63%

---------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

(2) Returns before taxes for Investor Class shares of Tax-Free Bond Fund year-to-date as of the calendar quarter ended September 30, 2002 was 10.24%.

(3) The Lehman Municipal Bond Index is an unmanaged index indicative of the high yield bond, broad domestic fixed-income, municipal government bond and longer-term government bond markets. Please keep in mind that the index does not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in its annual returns. Index returns also do not include sales charges or CDSC that may be paid by the shareholder.

AIM MUNICIPAL BOND FUND (BUYING FUND)

     The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

  ANNUAL TOTAL RETURNS

     The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................  11.66%
1994...................................................................  -3.79%
1995...................................................................  13.04%
1996...................................................................   3.90%
1997...................................................................   7.27%
1998...................................................................   5.28%
1999...................................................................  -2.45%
2000...................................................................   8.63%
2001...................................................................   3.82%
2002...................................................................   8.26%

     The Class A shares' year-to-date total return as of June 30, 2003 was 3.96%.

     During the periods shown in the bar chart, the highest quarterly return was 4.90% (quarter ended March 31, 1995) and the lowest quarterly return was -4.22% (quarter ended March 31, 1994).

  PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

  Average Annual Total Returns (for the periods ended December 31, 2002)

                                                                                        INCEPTION
                                                          1 YEAR   5 YEARS   10 YEARS     DATE
                                                          ------   -------   --------   ---------
Class A                                                                                 03/28/77
  Return Before Taxes...................................  3.16%     3.61%     4.92%
  Return After Taxes on Distributions...................  3.16%     3.60%     4.86%
  Return After Taxes on Distributions and Sale of Fund
     Shares.............................................  3.74%     3.83%     4.93%
Lehman Brothers Municipal Bond Index(1).................  9.60%     6.06%     6.71%
Lipper General Municipal Debt Fund Index(2).............  8.63%     4.96%     5.99%

---------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of 8000 actual bonds, all of which are investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984.

(2) The Lipper General Municipal Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper General Municipal Debt category. These funds invest primarily in Municipal debt issues rated in the top four credit ratings.

                                   EXHIBIT C

                    COMPARISON FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

     This table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("Expense Ratios"), of Class A, Class B, Class C and Investor Class shares of INVESCO Tax-Free Bond Fund ("Selling Fund"), and of Class A, Class B and Class C shares of AIM Municipal Bond Fund ("Buying Fund"). Pro Forma Combined Expense Ratios of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided.

                                                 SELLING FUND                            BUYING FUND
                                               (AS OF 8/31/02)                         (AS OF 7/31/02)
                                  ------------------------------------------   -------------------------------
                                                                    INVESTOR
                                  CLASS A       CLASS B   CLASS C    CLASS     CLASS A       CLASS B   CLASS C
                                  SHARES        SHARES    SHARES     SHARES    SHARES        SHARES    SHARES
                                  -------       -------   -------   --------   -------       -------   -------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price)........................   4.75%        None      None      None       4.75%         None      None
Maximum Deferred Sales Charge
  (Load)(1).....................   None(2)(3)   5.00%     1.00%     None       None  (2)(4)  5.00%     1.00%
ANNUAL FUND OPERATING
  EXPENSES(5)
  (expenses that are deducted
  from fund assets)
Management Fees.................   0.55%        0.55%     0.55%     0.55%      0.44%         0.44%     0.44%
Distribution and/or Service
  (12b-1) Fees(6)...............   0.35%        1.00%     1.00%     0.25%      0.25%         1.00%     1.00%
Other Expenses(7)...............   0.32%        0.27%     0.46%     0.28%      0.12%         0.12%     0.12%
Total Annual Fund Operating
  Expenses(8)...................   1.22%        1.82%     2.01%     1.08%      0.81%         1.56%     1.56%

                                                 BUYING FUND
                                              PRO FORMA COMBINED
                                               (AS OF 7/31/02)
                                  ------------------------------------------
                                                                    INVESTOR
                                  CLASS A       CLASS B   CLASS C    CLASS
                                  SHARES        SHARES    SHARES     SHARES
                                  -------       -------   -------   --------
SHAREHOLDER FEES
  (fees paid directly from your
  investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price)........................  4.75%         None      None      None
Maximum Deferred Sales Charge
  (Load)(1).....................  None  (2)(4)  5.00%     1.00%     None
ANNUAL FUND OPERATING
  EXPENSES(5)
  (expenses that are deducted
  from fund assets)
Management Fees.................  0.42%         0.42%     0.42%     0.42%
Distribution and/or Service
  (12b-1) Fees(6)...............  0.25%         1.00%     1.00%     0.25%
Other Expenses(7)...............  0.13%         0.13%     0.13%     0.13%
Total Annual Fund Operating
  Expenses(8)...................  0.80%         1.55%     1.55%     0.80%

---------------

(1) For Selling Fund, calculated as a percentage of original purchase price. For Buying Fund and Buying Fund Pro Forma Combined, calculated as a percentage of original purchase price or redemption proceeds, whichever is less.

(2) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(3) For qualified plans investing in Selling Fund Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within 12 months from initial deposit in the plan's INVESCO account.

(4) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Because each class pays a 12b-1 distribution and service fee which is based upon such class' assets, if you own shares for a long period of time, you pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(7) Other Expenses for Selling Fund's Class A and Class B are based on estimated expenses for the current fiscal year.

(8) INVESCO has contractually agreed to waive fees and bear any expenses on Selling Fund through April 30, 2004 to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 2.10%, 2.75% and 2.75% on Class A, Class B and Class C shares, respectively. INVESCO has also voluntarily agreed to limit Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any) to 1.10%, 1.80%, 1.65% and 0.90% on Class A, Class B, Class C and Investor Class shares, respectively. The voluntary expense limitations cannot be revoked by INVESCO prior to May 2004. Effective June 1, 2002, INVESCO is entitled to reimbursement by Selling Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause Selling Fund to exceed the current expense limitations and the reimbursement is made within three years in which INVESCO incurred the expenses.

EXPENSE EXAMPLE

     This Example is intended to help you compare the costs of investing in different classes of Selling Fund and Buying Fund with the cost of investing in other mutual funds. Pro Forma Combined costs of investing in different classes of Buying Fund giving effect to the reorganization of Selling Fund into Buying Fund are also provided. All costs are based upon the information set forth in the Fee Table above.

     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay both if you redeem all of your shares at the end of those periods and if you do not redeem your shares. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
SELLING FUND
Class A shares(1)
  Assuming complete redemption at end of period.......  $593   $844    $1,113   $1,882
  Assuming no redemption..............................  $593   $844    $1,113   $1,882
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $685   $873    $1,185   $1,980
  Assuming no redemption(3)...........................  $185   $573    $  985   $1,980
Class C shares
  Assuming complete redemption at end of period(2)....  $304   $630    $1,083   $2,338
  Assuming no redemption..............................  $204   $630    $1,083   $2,338
Investor Class shares
     Assuming complete redemption at end of period....  $110   $343    $  595   $1,317
     Assuming no redemption...........................  $110   $343    $  595   $1,317
BUYING FUND
Class A shares(1)
  Assuming complete redemption at end of period.......  $554   $721    $  903   $1,429
  Assuming no redemption..............................  $554   $721    $  903   $1,429
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $659   $793    $1,050   $1,655
  Assuming no redemption(3)...........................  $159   $493    $  850   $1,655
Class C shares
  Assuming complete redemption at end of period(2)....  $259   $493    $  850   $1,856
  Assuming no redemption..............................  $159   $493    $  850   $1,856
BUYING FUND -- PRO FORMA COMBINED
Class A shares(1)
  Assuming complete redemption at end of period.......  $553   $718    $  898   $1,418
  Assuming no redemption..............................  $553   $718    $  898   $1,418
Class B shares
  Assuming complete redemption at end of
     period(2)(3).....................................  $658   $790    $1,045   $1,643
  Assuming no redemption(3)...........................  $158   $490    $  845   $1,643

                                                        ONE    THREE    FIVE     TEN
                                                        YEAR   YEARS   YEARS    YEARS
                                                        ----   -----   ------   ------
Class C shares
  Assuming complete redemption at end of period(2)....  $258   $490    $  845   $1,845
  Assuming no redemption..............................  $158   $490    $  845   $1,845
Investor Class shares
  Assuming complete redemption at end of period.......  $ 82   $255    $  444   $  990
  Assuming no redemption..............................  $ 82   $255    $  444   $  990

---------------

(1) Assumes payment of maximum sales charge by the investor.

(2) Assumes payment of the applicable CDSC.

(3) Assumes conversion of Class B shares to Class A shares at the end of the eighth year.

     THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. SELLING FUND'S AND BUYING FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT SELLING FUND'S OR BUYING FUND'S PROJECTED OR ACTUAL PERFORMANCE.

     THE ACTUAL EXPENSES ATTRIBUTABLE TO EACH CLASS OF A FUND'S SHARES WILL DEPEND UPON, AMONG OTHER THINGS, THE LEVEL OF AVERAGE NET ASSETS AND THE EXTENT TO WHICH A FUND INCURS VARIABLE EXPENSES, SUCH AS TRANSFER AGENCY COSTS.

                                   EXHIBIT D

                          DIRECTOR COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each continuing director of Company who was not affiliated with INVESCO during the year ended December 31, 2002.

                                                                                               TOTAL
                                                                                            COMPENSATION
                                       AGGREGATE         RETIREMENT      ESTIMATED ANNUAL     FROM ALL
                                     COMPENSATION     BENEFITS ACCRUED    BENEFITS UPON       INVESCO
NAME OF DIRECTOR                    FROM COMPANY(1)    BY COMPANY(2)      RETIREMENT(3)       FUNDS(4)
----------------                    ---------------   ----------------   ----------------   ------------
Bob R. Baker......................      $7,363              $931             $34,000          $138,000
James T. Bunch....................       6,818                 0                   0           124,625
Gerald J. Lewis...................       6,754                 0                   0           116,500
Larry Soll, Ph.D. ................       7,000                 0                   0           126,000

---------------

(1) The vice chairman of the Board, the chairs of certain of your Fund's committees who are independent directors, and the members of your Fund's committees who are independent directors each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(2) Represents estimated benefits accrued with respect to the current Retirement Plan and Deferred Retirement Plan Account Agreement, and not compensation deferred at the election of the directors. Amounts shown are based on the fiscal year ended August 31, 2002.

(3) These amounts represent the estimated annual benefits payable by the ten INVESCO Funds upon the directors' retirement under the current Retirement Plan and Deferred Retirement Plan Account Agreement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the INVESCO Funds for the minimum five-year period required to be eligible to participate in the current Retirement Plan.

(4) All continuing directors currently serve as directors of ten registered investment companies advised by INVESCO.

                                   EXHIBIT E

                              OFFICERS OF COMPANY

     The following table provides information with respect to the current officers of Company. Each officer is elected by the Board and serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board. The business address of all officers of Company is 4350 South Monaco Street, Denver, Colorado 80237.

NAME, YEAR OF BIRTH AND                    OFFICER
POSITION(S) HELD WITH COMPANY               SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------              -------   -------------------------------------------
Mark H. Williamson -- 1951
Chairman of the Board....................   1998     Director, President and Chief Executive
                                                     Officer, A I M Management Group Inc.;
                                                     Director, Chairman and President, A I M
                                                     Advisors, Inc. (registered investment
                                                     advisor); Director, A I M Distributors,
                                                     Inc. (registered broker dealer); and Chief
                                                     Executive Officer of the AIM Division of
                                                     AMVESCAP PLC (2003-present); formerly,
                                                     Chief Executive Officer, Managed Products
                                                     Division, AMVESCAP PLC (2001-2002);
                                                     Chairman of the Board (1998-2002),
                                                     President (1998-2002) and Chief Executive
                                                     Officer (1998-2002) of INVESCO Funds Group,
                                                     Inc. (registered investment advisor) and
                                                     INVESCO Distributors, Inc. (registered
                                                     broker dealer); Chief Operating Officer and
                                                     Chairman of the Board of INVESCO Global
                                                     Health Sciences Fund; Chairman and Chief
                                                     Executive Officer of NationsBanc Advisors,
                                                     Inc.; and Chairman of NationsBanc
                                                     Investments, Inc.
Raymond R. Cunningham -- 1951
President and Chief Executive Officer....   2001     President (2001-present) and Chief
                                                     Executive Officer (2003-present) of INVESCO
                                                     Funds Group, Inc.; Chairman of the Board
                                                     (2003-present) and President (2003-present)
                                                     of INVESCO Distributors, Inc.; formerly,
                                                     Chief Operating Officer (2001-2003) and
                                                     Senior Vice President (1999-2002) of
                                                     INVESCO Funds Group, Inc. and INVESCO
                                                     Distributors, Inc.; and Senior Vice
                                                     President of GT Global -- North America
                                                     (1992-1998).
Glen A. Payne -- 1947
Secretary................................   1989     Senior Vice President, General Counsel and
                                                     Secretary of INVESCO Funds Group, Inc.;
                                                     Senior Vice President, Secretary and
                                                     General Counsel of INVESCO Distributors,
                                                     Inc.; formerly, Secretary of INVESCO Global
                                                     Health Sciences Fund; General Counsel of
                                                     INVESCO Trust Company (1989-1998); and
                                                     employee of the Securities and Exchange
                                                     Commission, Washington, DC (1973-1989).

NAME, YEAR OF BIRTH AND                    OFFICER
POSITION(S) HELD WITH COMPANY               SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------              -------   -------------------------------------------
Ronald L. Grooms -- 1946
Chief Accounting Officer, Chief Financial
Officer and Treasurer....................   1988     Senior Vice President and Treasurer of
                                                     INVESCO Funds Group, Inc.; and Senior Vice
                                                     President and Treasurer of INVESCO
                                                     Distributors, Inc.; formerly, Treasurer and
                                                     Principal Financial and Accounting Officer
                                                     of INVESCO Global Health Sciences Fund; and
                                                     Senior Vice President and Treasurer of
                                                     INVESCO Trust Company (1988-1998).
William J. Galvin, Jr. -- 1956
Assistant Secretary......................   1992     Senior Vice President and Assistant
                                                     Secretary INVESCO Funds Group, Inc.; and
                                                     Senior Vice President and Assistant
                                                     Secretary of INVESCO Distributors, Inc.;
                                                     formerly, Trust Officer of INVESCO Trust
                                                     Company (1995-1998).
Pamela J. Piro -- 1960
Assistant Treasurer......................   1999     Vice President and Assistant Treasurer of
                                                     INVESCO Funds Group, Inc.; and Assistant
                                                     Treasurer of INVESCO Distributors, Inc.;
                                                     formerly, Assistant Vice President
                                                     (1996-1997).
Tane T. Tyler -- 1965
Assistant Secretary......................   2002     Vice President and Assistant General
                                                     Counsel of INVESCO Funds Group, Inc.

                                   EXHIBIT F

                        SECURITY OWNERSHIP OF MANAGEMENT

     To the best knowledge of Company, the following table sets forth certain information regarding the ownership as of July 25, 2003 of the shares of common stock of each class of each series portfolio of Company by the directors, nominees, and current executive officers of Company:

                                                                                   NUMBER OF SHARES
                                                                                  OWNED BENEFICIALLY
                                                            SERIES AND CLASS   AND PERCENTAGE OF CLASS*
                                                            ----------------   ------------------------
Bob R. Baker..............................................
Sueann Ambron.............................................
Victor L. Andrews.........................................
Lawrence H. Budner........................................
James T. Bunch............................................
Raymond R. Cunningham.....................................
Richard W. Healey.........................................
Gerald J. Lewis...........................................
John W. McIntyre..........................................
Larry Soll, Ph.D. ........................................
Mark H. Williamson........................................
Frank S. Bayley...........................................
Bruce L. Crockett.........................................
Albert R. Dowden..........................................
Edward K. Dunn, Jr. ......................................
Jack M. Fields............................................
Carl Frischling...........................................
Robert H. Graham..........................................
Prema Mathai-Davis........................................
Lewis F. Pennock..........................................
Ruth H. Quigley...........................................
Louis S. Sklar............................................
Glen A. Payne.............................................
Ronald L. Grooms..........................................
William J. Galvin, Jr. ...................................
Pamela J. Piro............................................
Tane T. Tyler.............................................

---------------

* To the best knowledge of Company, the ownership of shares of each series portfolio of Company by current directors, nominees, and current executive officers of Company as a group constituted less than 1% of each class of each series portfolio of Company as of July 25, 2003.

                                   EXHIBIT G

                       DIRECTOR OWNERSHIP OF FUND SHARES

     Set forth below is the dollar range of equity securities beneficially owned by each continuing director and nominee as of December 31, 2002 (i) in your Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the director within the INVESCO Funds complex:

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY
                                                      DOLLAR RANGE OF EQUITY     DIRECTOR IN THE INVESCO
NAME OF DIRECTOR                                      SECURITIES IN YOUR FUND         FUNDS COMPLEX
----------------                                      -----------------------   -------------------------
INDEPENDENT DIRECTORS
Bob R. Baker........................................       $1 - $10,000             $10,001 - $50,000
James T. Bunch......................................       $1 - $10,000            $50,001 - $100,000
Gerald J. Lewis.....................................       $1 - $10,000            $50,001 - $100,000
Larry Soll, Ph.D. ..................................       $1 - $10,000                 Over $100,000
INTERESTED DIRECTOR
Mark H. Williamson..................................               None                 Over $100,000
INDEPENDENT NOMINEES
Frank S. Bayley.....................................               None                          None
Bruce L. Crockett...................................               None                          None
Albert R. Dowden....................................               None                          None
Edward K. Dunn......................................               None                          None
Jack M. Fields......................................               None                          None
Carl Frischling.....................................               None                          None
Prema Mathai-Davis..................................               None                          None
Lewis F. Pennock....................................               None                          None
Ruth H. Quigley.....................................               None                          None
Louis S. Sklar......................................               None                          None
NOMINEE WHO WILL BE INTERESTED
Robert H. Graham....................................               None                          None

                                   EXHIBIT H

                  PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF
                              A I M ADVISORS, INC.

     The following table provides information with respect to the principal executive officer and the directors of A I M Advisors, Inc. ("AIM"). The business address of the principal executive officer and the directors of AIM is 11 Greenway Plaza, Suite 100, Houston, TX 77046.

NAME AND ADDRESS                     POSITION WITH AIM             PRINCIPAL OCCUPATION
----------------               -----------------------------   -----------------------------
Mark H. Williamson...........  Director, Chairman and          See director table under
                               President                       Proposal 2
Kevin M. Carome..............  Director, Senior Vice           Director, Senior Vice
                               President, General Counsel      President, Secretary and
                               and Secretary                   General Counsel, A I M
                                                               Management Group Inc.; Vice
                                                               President, A I M Capital
                                                               Management, Inc., A I M
                                                               Distributors, Inc. and A I M
                                                               Fund Services, Inc., and
                                                               Director, Vice President and
                                                               General Counsel, Fund
                                                               Management Company
Gary T. Crum.................  Director and Senior Vice        Chairman, Director and
                               President                       Director of Investments,
                                                               A I M Capital Management,
                                                               Inc.; Director and Executive
                                                               Vice President, A I M
                                                               Management Group Inc.;
                                                               Director, A I M Distributors,
                                                               Inc. and AMVESCAP PLC
Dawn M. Hawley...............  Director, Senior Vice           Director, Senior Vice
                               President and Chief Financial   President and Chief Financial
                               Officer                         Officer, A I M Management
                                                               Group Inc.; Vice President
                                                               and Treasurer, A I M Capital
                                                               Management, Inc. and A I M
                                                               Distributors, Inc.; Director,
                                                               Vice President and Chief
                                                               Financial Officer, A I M Fund
                                                               Services, Inc.; and Vice
                                                               President and Chief Financial
                                                               Officer, Fund Management
                                                               Company

                                   EXHIBIT I

                   COMPENSATION TO INVESCO FUNDS GROUP, INC.

     Company pays INVESCO Funds Group, Inc., out of the assets of your Fund, as full compensation for all services rendered, an advisory fee for your Fund set forth below. Such fee shall be calculated by applying the following annual rate to the average daily net assets of your Fund for the calendar year, computed in the manner used for the determination of the net asset value of shares of your Fund.

                                                               NET FEES PAID TO
                                           TOTAL NET ASSETS      INVESCO FUNDS      FEE WAIVERS OR EXPENSE
                                             FOR THE MOST     GROUP, INC. FOR THE   REIMBURSEMENTS FOR THE
                                               RECENTLY          MOST RECENTLY           MOST RECENTLY
ANNUAL RATE                                COMPLETED FISCAL    COMPLETED FISCAL        COMPLETED FISCAL
(BASED ON AVERAGE DAILY NET ASSETS)         PERIOD OR YEAR      PERIOD OR YEAR          PERIOD OR YEAR
-----------------------------------        ----------------   -------------------   -----------------------
0.55% of the first $300 million;             $197,998,864          $700,166                $345,925
0.45% of the next $200 million;
0.35% from $500 million

                                   EXHIBIT J

FEES PAID TO INVESCO FUNDS GROUP, INC. AND AFFILIATES IN MOST RECENT FISCAL YEAR

     The following chart sets forth the non-advisory fees paid by your Fund during its most recently completed fiscal year to INVESCO Funds Group, Inc. and to affiliates of INVESCO Funds Group, Inc.

                                                   INVESCO                   INVESCO               INVESCO
NAME OF FUND                             (ADMINISTRATIVE SERVICES)*    DISTRIBUTORS, INC.**   (TRANSFER AGENCY)
------------                             ---------------------------   --------------------   -----------------
INVESCO Tax-Free Bond Fund.............            $95,589                   $378,815             $245,597

---------------

 * Fees paid to INVESCO for administrative services for the prior fiscal year were paid pursuant to an agreement other than the advisory agreement.

** Net amount received from Rule 12b-1 fees. Excluded are amounts reallowed to broker-dealers, agents and other service providers.

                                   EXHIBIT K

                   ADVISORY FEE SCHEDULES FOR OTHER AIM FUNDS

     The following table provides information with respect to the annual advisory fee rates paid to A I M Advisors, Inc. by certain funds that have a similar investment objective as your Fund.

                                                                                          FEE WAIVER, EXPENSE
                                                                   TOTAL NET ASSETS       LIMITATIONS AND/OR
                                                                       FOR THE          EXPENSE REIMBURSEMENTS
                                                                    MOST RECENTLY        FOR THE MOST RECENTLY
                                         ANNUAL RATE               COMPLETED FISCAL        COMPLETED FISCAL
NAME OF FUND                 (BASED ON AVERAGE DAILY NET ASSETS)    PERIOD OR YEAR          PERIOD OR YEAR
------------                 -----------------------------------   ----------------   ---------------------------
AIM High Income Municipal
  Fund.....................  0.60% of the first $500 million;        $134,192,908     Limit Total Operating
                             0.55% over $500 million up to and                        Expenses (excluding
                             including $1 billion; 0.50% over $1                      interest, taxes, dividends
                             billion up to and including $1.5                         on short sales,
                             billion; 0.45% of the excess over                        extraordinary items and
                             $1.5 billion                                             increases in expenses due
                                                                                      to expense offset
                                                                                      arrangements, if any):
                                                                                      Class A, 0.55%; Class B,
                                                                                      1.30%; and Class C, 1.30%
AIM Municipal Bond Fund....  0.50% of the first $200 million;        $472,869,327     N/A
                             0.40% over $200 million up to and
                             including $500 million; 0.35% over
                             $500 million up to and including $1
                             billion; 0.30% of the excess over
                             $1 billion

                                   EXHIBIT L

                 PROPOSED COMPENSATION TO A I M ADVISORS, INC.

     The following table provides information with respect to the annual advisory fee rates proposed to be paid to A I M Advisors, Inc. by your Fund under the proposed advisory agreement.

                                                                       ANNUAL RATE
NET ASSETS                                                 (BASED ON AVERAGE DAILY NET ASSETS)
----------                                                 -----------------------------------
First $300 Million......................................                  0.55%
Next $200 Million.......................................                  0.45%
From $500 Million.......................................                  0.35%

                                   EXHIBIT M

          SHARES OUTSTANDING OF EACH CLASS OF YOUR FUND ON RECORD DATE

     As of July 25, 2003, there were the following number of shares outstanding of each class of your Fund:

CLASS A SHARES

     136,633.91

CLASS B SHARES

     38,462.28

CLASS C SHARES

     150,297.36

INVESTOR CLASS SHARES

     12,209,320.58

                                   EXHIBIT N

                        OWNERSHIP OF SHARES OF YOUR FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Company owned 5% or more of any class of the outstanding shares of your Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of your Fund is presumed to "control" your Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                   NUMBER OF SHARES   PERCENT OWNED OF
NAME AND ADDRESS                                 CLASS OF SHARES        OWNED             RECORD*
----------------                                 ---------------   ----------------   ----------------
Charles Schwab & Co. Inc. .....................         Class A        34,347.08           25.14%
Special Custody Acct. for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
Raymond James & Assoc. Inc. ...................         Class A         6,928.84            5.07%
FBO Sampson MT
880 Carillon Pkwy.
St. Petersburg, FL 33716-1100
LPL Financial Services.........................         Class B         5,399.09           14.04%
9785 Towne Centre Dr.
San Diego, CA 92121-1968
LPL Financial Services.........................         Class B         4,022.12           10.46%
9785 Towne Centre Dr.
San Diego, CA 92121-1968
Citigroup Global Markets Inc. .................         Class B         3,838.77            9.98%
333 West 34th St. 3rd Floor
New York, NY 10001-2402
Marylee M. Schmidt.............................         Class B         3,311.65            8.61%
P.O. Box 210613
Auke Bay, AK 99821-0613
American Enterprise Investment Svcs. ..........         Class B         3,203.07            8.33%
P.O. Box 9446
Minneapolis, MN 55440-9446
Dean Witter for the Benefit of.................         Class B         2,826.70            7.35%
James C. McMillan Jr. &
P.O. Box 250 Church Street Station
New York, NY 10008-0250
Pershing, LLC..................................         Class B         2,577.32            6.70%
P.O. Box 2052
Jersey City, NJ 07303-2052
American Enterprise Investment Svcs. ..........         Class B         1,926.91            5.01%
P.O. Box 9446
Minneapolis, MN 55440-9446
Merrill Lynch..................................         Class C        24,932.71           16.59%
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

                                                                   NUMBER OF SHARES   PERCENT OWNED OF
NAME AND ADDRESS                                 CLASS OF SHARES        OWNED             RECORD*
----------------                                 ---------------   ----------------   ----------------
Brenda Himmel Stationary.......................         Class C        10,200.19            6.79%
A Partnership
1126 Montana Ave.
Santa Monica, CA 90403-1610
Charles Schwab & Co. Inc. .....................  Investor Class       686,227.22            5.62%
Special Custody Acct. for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

---------------

* Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                   EXHIBIT O

                       OWNERSHIP OF SHARES OF BUYING FUND

SIGNIFICANT HOLDERS

     Listed below is the name, address and percent ownership of each person who, as of July 25, 2003, to the best knowledge of Buyer owned 5% or more of any class of the outstanding shares of Buying Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of Buying Fund is presumed to "control" Buying Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

                                                                    NUMBER OF SHARES   PERCENT OWNED OF
NAME AND ADDRESS                                  CLASS OF SHARES        OWNED             RECORD*
----------------                                  ---------------   ----------------   ----------------

---------------

* Buyer has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                                      APPENDIX I

                                   AGREEMENT
                                      AND
                             PLAN OF REORGANIZATION
                                      FOR
                          INVESCO TAX-FREE BOND FUND,
                            A SEPARATE PORTFOLIO OF
                            INVESCO BOND FUNDS, INC.
                                AUGUST 13, 2003

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ARTICLE 1  DEFINITIONS........................................................
SECTION 1.1.      Definitions.................................................   I-1

ARTICLE 2  TRANSFER OF ASSETS.................................................
SECTION 2.1.      Reorganization of Selling Fund..............................   I-4
SECTION 2.2.      Computation of Net Asset Value..............................   I-4
SECTION 2.3.      Valuation Date..............................................   I-4
SECTION 2.4.      Delivery....................................................   I-5
SECTION 2.5.      Termination of Series, Redemption of Selling Fund Shares and
                  Dissolution of Seller.......................................   I-5
SECTION 2.6.      Issuance of Buying Fund Shares..............................   I-5
SECTION 2.7.      Investment Securities.......................................   I-6
SECTION 2.8.      Liabilities.................................................   I-6

ARTICLE 3  REPRESENTATIONS AND WARRANTIES OF SELLER...........................
SECTION 3.1.      Organization; Authority.....................................   I-6
SECTION 3.2.      Registration and Regulation of Seller.......................   I-6
SECTION 3.3.      Financial Statements........................................   I-6
SECTION 3.4.      No Material Adverse Changes; Contingent Liabilities.........   I-6
SECTION 3.5.      Selling Fund Shares; Business Operations....................   I-7
SECTION 3.6.      Accountants.................................................   I-7
SECTION 3.7.      Binding Obligation..........................................   I-7
SECTION 3.8.      No Breaches or Defaults.....................................   I-7
SECTION 3.9.      Authorizations or Consents..................................   I-8
SECTION 3.10.     Permits.....................................................   I-8
SECTION 3.11.     No Actions, Suits or Proceedings............................   I-8
SECTION 3.12.     Contracts...................................................   I-8
SECTION 3.13.     Properties and Assets.......................................   I-9
SECTION 3.14.     Taxes.......................................................   I-9
SECTION 3.15.     Benefit and Employment Obligations..........................   I-9
SECTION 3.16.     Brokers.....................................................   I-9
SECTION 3.17.     Voting Requirements.........................................   I-9
SECTION 3.18.     State Takeover Statutes.....................................   I-9
SECTION 3.19.     Books and Records...........................................   I-9
SECTION 3.20.     Prospectus and Statement of Additional Information..........  I-10
SECTION 3.21.     No Distribution.............................................  I-10
SECTION 3.22.     Liabilities of Selling Fund.................................  I-10
SECTION 3.23.     Value of Shares.............................................  I-10
SECTION 3.24.     Shareholder Expenses........................................  I-10
SECTION 3.25.     Intercompany Indebtedness; Consideration....................  I-10

ARTICLE 4  REPRESENTATIONS AND WARRANTIES OF BUYER............................
SECTION 4.1.      Organization; Authority.....................................  I-10
SECTION 4.2.      Registration and Regulation of Buyer........................  I-10

                                                                                PAGE
                                                                                ----
SECTION 4.3.      Financial Statements........................................  I-10
SECTION 4.4.      No Material Adverse Changes; Contingent Liabilities.........  I-11
SECTION 4.5.      Registration of Buying Fund Shares..........................  I-11
SECTION 4.6.      Accountants.................................................  I-12
SECTION 4.7.      Binding Obligation..........................................  I-12
SECTION 4.8.      No Breaches or Defaults.....................................  I-12
SECTION 4.9.      Authorizations or Consents..................................  I-12
SECTION 4.10.     Permits.....................................................  I-12
SECTION 4.11.     No Actions, Suits or Proceedings............................  I-12
SECTION 4.12.     Taxes.......................................................  I-13
SECTION 4.13.     Brokers.....................................................  I-13
SECTION 4.14.     Representations Concerning the Reorganization...............  I-13
SECTION 4.15.     Prospectus and Statement of Additional Information..........  I-14
SECTION 4.16.     Value of Shares.............................................  I-14
SECTION 4.17.     Intercompany Indebtedness; Consideration....................  I-14

ARTICLE 5  COVENANTS..........................................................
SECTION 5.1.      Conduct of Business.........................................  I-14
SECTION 5.2.      Announcements...............................................  I-14
SECTION 5.3.      Expenses....................................................  I-15
SECTION 5.4.      Further Assurances..........................................  I-15
SECTION 5.5.      Notice of Events............................................  I-15
SECTION 5.6.      Access to Information.......................................  I-15
SECTION 5.7.      Consents, Approvals and Filings.............................  I-15
SECTION 5.8.      Submission of Agreement to Shareholders.....................  I-15
SECTION 5.9.      Delay of Consummation of Reorganization.....................  I-16

ARTICLE 6  CONDITIONS PRECEDENT TO THE REORGANIZATION.........................
SECTION 6.1.      Conditions Precedent of Buyer...............................  I-16
SECTION 6.2.      Mutual Conditions...........................................  I-16
SECTION 6.3.      Conditions Precedent of Seller..............................  I-17

ARTICLE 7  TERMINATION OF AGREEMENT...........................................
SECTION 7.1.      Termination.................................................  I-18
SECTION 7.2.      Survival After Termination..................................  I-18

ARTICLE 8  MISCELLANEOUS......................................................
SECTION 8.1.      Survival of Representations, Warranties and Covenants.......  I-18
SECTION 8.2.      Governing Law...............................................  I-18
SECTION 8.3.      Binding Effect, Persons Benefiting, No Assignment...........  I-18
SECTION 8.4.      Obligations of Buyer and Seller.............................  I-18
SECTION 8.5.      Amendments..................................................  I-19
SECTION 8.6.      Enforcement.................................................  I-19
SECTION 8.7.      Interpretation..............................................  I-19
SECTION 8.8.      Counterparts................................................  I-19
SECTION 8.9.      Entire Agreement; Exhibits and Schedules....................  I-19

                                                                                PAGE
                                                                                ----
SECTION 8.10.     Notices.....................................................  I-19
SECTION 8.11.     Representations by Seller Investment Adviser................  I-20
SECTION 8.12.     Representations by Buyer Investment Adviser.................  I-20
SECTION 8.13.     Successors and Assigns; Assignment..........................  I-20


Exhibit A         Excluded Liabilities of Selling Fund
Schedule 2.1      Classes of Shares of Selling Fund and Corresponding Classes
                  of Shares of Buying Fund
Schedule 3.4      Certain Contingent Liabilities of Selling Fund
Schedule 3.5(d)   Permitted Restructurings and Redomestications of Funds
Schedule 4.4      Certain Contingent Liabilities of Buying Fund
Schedule 4.5(a)   Portfolios of Buyer
Schedule 4.5(b)   Classes of Shares of Buying Fund and Number of Shares of
                  Each Class Buyer is Authorized to Issue
Schedule 5.1      Permitted Combinations of Funds
Schedule 6.2(f)   Tax Opinions

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, dated as of August 13, 2003 (this "Agreement"), by and among INVESCO Bond Funds, Inc., a Maryland corporation ("Seller"), acting on behalf of INVESCO Tax-Free Bond Fund ("Selling Fund"), a separate series of Seller, AIM Investment Securities Funds, a Delaware statutory trust ("Buyer"), acting on behalf of AIM Municipal Bond Fund ("Buying Fund"), a separate series of Buyer, A I M Advisors, Inc., a Delaware corporation, and INVESCO Funds Group, Inc., a Delaware corporation.

                                   WITNESSETH

     WHEREAS, Seller is a management investment company registered with the SEC (as defined below) under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Selling Fund, for sale to the public; and

     WHEREAS, Buyer is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Buying Fund, for sale to the public; and

     WHEREAS, Buyer Investment Adviser (as defined below) provides investment advisory services to Buyer; and

     WHEREAS, Seller Investment Adviser (as defined below) provides investment advisory services to Seller; and

     WHEREAS, Selling Fund desires to provide for its reorganization through the transfer of all of its assets to Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities (as defined below) of Selling Fund and the issuance by Buyer of shares of Buying Fund in the manner set forth in this Agreement; and

     WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of the regulations under
Section 368(a) of the Code (as defined below).

     NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, Seller, Buyer, Buyer Investment Adviser and Seller Investment Adviser agree as follows:

                                   ARTICLE 1

                                  DEFINITIONS

     SECTION 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

     "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

     "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

     "Agreement" means this Agreement and Plan of Reorganization, together with all exhibits and schedules attached hereto and all amendments hereto and thereof.

     "Applicable Law" means the applicable laws of the state in which each of Buyer and Seller has been organized and shall include, as applicable, the Maryland General Corporation Law and the Delaware Statutory Trust Act.

     "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by Seller on behalf of Selling Fund, or otherwise providing benefits to any current or former employee, officer or director/trustee of Seller.

     "Buyer" means AIM Investment Securities Funds, a Delaware statutory trust.

     "Buyer Counsel" means Ballard Spahr Andrews & Ingersoll, LLP.

     "Buyer Custodian" means The Bank of New York acting in its capacity as custodian for the assets of Buying Fund.

     "Buyer Investment Adviser" means A I M Advisors, Inc.

     "Buyer Registration Statement" means the registration statement on Form N-1A of Buyer, as amended, 1940 Act Registration No. 811-2674.

     "Buying Fund" means AIM Municipal Bond Fund, a separate series of Buyer.

     "Buying Fund Auditors" means Ernst & Young LLP.

     "Buying Fund Financial Statements" means the audited financial statements of Buying Fund for the fiscal year ended July 31, 2002 and the unaudited financial statements of Buying Fund for the period ended January 31, 2003.

     "Buying Fund Shares" means shares of each class of Buying Fund issued pursuant to Section 2.6 of this Agreement.

     "Closing" means the transfer of the assets of Selling Fund to Buying Fund, the assumption of all of Selling Fund's Liabilities by Buying Fund and the issuance of Buying Fund Shares directly to Selling Fund Shareholders as described in Section 2.1 of this Agreement.

     "Closing Date" means October 27, 2003, or such other date as the parties may mutually agree upon.

     "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

     "corresponding" means, when used with respect to a class of shares of Selling Fund or Buying Fund, the classes of their shares set forth opposite each other on Schedule 2.1.

     "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

     "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

     "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

     "Exchangeability Date" means the first date on which Buyer Investment Adviser determines that shares of retail mutual funds advised by Buyer Investment Adviser and shares of retail mutual funds advised by Seller Investment Adviser generally may be exchanged for shares of the same or a similar class of each other.

     "Governing Documents" means the organic documents which govern the business and operations of each of Buyer and Seller and shall include, as applicable, the Charter, Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and Bylaws.

     "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading

Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

     "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

     "Liabilities" means all of the liabilities of any kind of Selling Fund, including without limitation all liabilities included in the calculation of the net asset value per share of each class of Selling Fund Shares on the Closing Date, but not including the excluded liabilities set forth on Exhibit A.

     "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

     "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

     "NYSE" means the New York Stock Exchange.

     "Permits" shall have the meaning set forth in Section 3.10 of this Agreement.

     "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

     "Reorganization" means the acquisition of the assets of Selling Fund by Buying Fund in consideration of the assumption by Buying Fund of all of the Liabilities of Selling Fund and the issuance by Buyer of Buying Fund Shares directly to Selling Fund Shareholders as described in this Agreement, and the termination of Selling Fund's status as a designated series of shares of Seller.

     "Required Shareholder Vote" means the lesser of (a) the affirmative vote of 67% or more of the voting securities of Selling Fund present or represented by proxy at the Shareholders Meeting, if the holders of more than 50% of the outstanding voting securities of Selling Fund are present or represented by proxy, or (b) the affirmative vote of more than 50% of the outstanding voting securities of Selling Fund, and, if so required by the Maryland General Corporation Law and Seller's Charter, the affirmative vote of a majority of the outstanding voting securities of Seller.

     "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

     "SEC" means the United States Securities and Exchange Commission.

     "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

     "Seller" means INVESCO Bond Funds, Inc., a Maryland corporation.

     "Seller Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Selling Fund.

     "Seller Investment Adviser" means INVESCO Funds Group, Inc.

     "Seller Registration Statement" means the registration statement on Form N-1A of Seller, as amended, 1940 Act Registration No. 811-5686.

     "Selling Fund" means INVESCO Tax-Free Bond Fund, a separate series of
Seller.

     "Selling Fund Auditors" means PricewaterhouseCoopers LLP.

     "Selling Fund Financial Statements" means the audited financial statements of Selling Fund for the fiscal year ended August 31, 2002 and the unaudited financial statements of Selling Fund for the period ended February 28, 2003.

     "Selling Fund Shareholders" means the holders of record of the outstanding shares of each class of Selling Fund as of the close of regular trading on the NYSE on the Valuation Date.

     "Selling Fund Shares" means the outstanding shares of each class of Selling Fund.

     "Shareholders Meeting" means a meeting of the shareholders of Selling Fund and the shareholders of Seller convened in accordance with Applicable Law and the Governing Documents of Seller to consider and vote upon the approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

     "Termination Date" means December 31, 2003, or such later date as the parties may mutually agree upon.

     "Treasury Regulations" means the Federal income tax regulations adopted pursuant to the Code.

     "Valuation Date" shall have the meaning set forth in Section 2.2 of this Agreement.

                                   ARTICLE 2

                               TRANSFER OF ASSETS

     SECTION 2.1. Reorganization of Selling Fund. At the Effective Time, all of the assets of Selling Fund shall be delivered to Buyer Custodian for the account of Buying Fund in exchange for the assumption by Buying Fund of all of the Liabilities of Selling Fund and delivery by Buyer directly to the holders of record as of the Effective Time of the issued and outstanding shares of each class of Selling Fund of a number of shares of each corresponding class of Buying Fund, as set forth on Schedule 2.1 (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of Selling Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Buying Fund will receive good and marketable title to such assets free and clear of all Liens.

     SECTION 2.2.  Computation of Net Asset Value.

     (a) The net asset value per share of each class of Buying Fund Shares, and the value of the assets and the amount of the Liabilities of Selling Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date").

     (b) The net asset value per share of each class of Buying Fund Shares shall be computed in accordance with the policies and procedures of Buying Fund as described in the Buyer Registration Statement.

     (c) The value of the assets and the amount of the Liabilities of Selling Fund to be transferred to Buying Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Selling Fund as described in the Seller Registration Statement.

     (d) Subject to Sections 2.2(b) and (c) above, all computations of value regarding the assets and Liabilities of Selling Fund and the net asset value per share of each class of Buying Fund Shares to be issued pursuant to this Agreement shall be made by agreement of Seller and Buyer. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

     SECTION 2.3. Valuation Date. The share transfer books of Selling Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Selling Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Selling Fund. Redemption requests thereafter received by Selling Fund shall be deemed to be redemption requests for Buying Fund Shares of the corresponding class (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Selling Fund Shareholders under this Agreement.

     SECTION 2.4.  Delivery.

     (a) No later than three (3) business days preceding the Closing Date, Seller shall instruct Seller Custodian to transfer all assets held by Selling Fund to the account of Buying Fund maintained at Buyer Custodian. Such assets shall be delivered by Seller to Buyer Custodian on the Closing Date. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Selling Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Buying Fund at Buyer Custodian.

     (b) If, on the Closing Date, Selling Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Selling Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Selling Fund or its broker, then Buyer shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Selling Fund has delivered to Buyer Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by Buyer or Buyer Custodian, including brokers' confirmation slips.

     SECTION 2.5. Termination of Series, Redemption of Selling Fund Shares and Dissolution of Seller.

     (a) Following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, the status of Selling Fund as a designated series of Seller shall be terminated and Seller shall redeem the outstanding shares of Selling Fund from Selling Fund Shareholders in accordance with its Charter and the Maryland General Corporation Law; provided, however, that the termination of Selling Fund as a designated series of Seller and the redemption of the outstanding shares of Selling Fund shall not be required if the Reorganization shall not have been consummated.

     (b) If required by the Maryland General Corporation Law, following receipt of the Required Shareholder Vote and as soon as reasonably practicable after the Closing Date, Seller and Buyer shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, Seller shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve Seller as a Maryland corporation and an application for deregistration on Form N-8F under the Investment Company Act with the SEC; provided, however, that the filing of Articles of Transfer, Articles of Dissolution and an application for deregistration on Form N-8F as aforesaid shall not be required if the Reorganization shall not have been consummated.

     SECTION 2.6. Issuance of Buying Fund Shares. At the Effective Time, Selling Fund Shareholders holding shares of a class of Selling Fund shall be issued that number of full and fractional shares of the corresponding class of Buying Fund having a net asset value equal to the net asset value of such shares of such class of Selling Fund held by Selling Fund Shareholders on the Valuation Date. All issued and outstanding shares of Selling Fund shall thereupon be canceled on the books of Seller. Seller shall provide instructions to the transfer agent of Buyer with respect to the shares of each class of Buying Fund to be issued to Selling Fund Shareholders. Buyer shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. Buyer shall record on its books the ownership of the shares of each class of Buying Fund by Selling Fund Shareholders and shall forward a confirmation of such ownership to Selling Fund Shareholders. No redemption or repurchase of such shares credited to former Selling Fund Shareholders in respect of Selling Fund Shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to Buyer for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to Buyer.

     SECTION 2.7. Investment Securities. On or prior to the Valuation Date, Seller shall deliver a list setting forth the securities Selling Fund then owned together with the respective Federal income tax bases thereof and holding periods therefor. Seller shall provide to Buyer on or before the Valuation Date detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Buying Fund hereunder. Such records shall be made available by Seller prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of Buyer upon reasonable request.

     SECTION 2.8. Liabilities. Selling Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3

                    REPRESENTATIONS AND WARRANTIES OF SELLER

     Seller, on behalf of Selling Fund, represents and warrants to Buyer as follows:

     SECTION 3.1. Organization; Authority. Seller is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 3.2. Registration and Regulation of Seller. Seller is duly registered with the SEC as an investment company under the Investment Company Act and all Selling Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Seller to revoke or rescind any such registration or qualification. Selling Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Selling Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Seller Registration Statement. The value of the net assets of Selling Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Selling Fund and all purchases and redemptions of Selling Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 3.3. Financial Statements. The books of account and related records of Selling Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Selling Fund Financial Statements previously delivered to Buyer present fairly in all material respects the financial position of Selling Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 3.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Selling Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Selling Fund or the status of Selling Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Selling Fund or occurring in the ordinary course of business of Selling Fund or Seller. Except as set forth on Schedule 3.4, there are no contingent liabilities of Selling Fund not disclosed in the Selling Fund Financial Statements and no contingent liabilities of Selling Fund have arisen since the date of the most recent financial statements included in the Selling Fund Financial Statements.

     SECTION 3.5.  Selling Fund Shares; Business Operations.

     (a) Selling Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

     (b) During the five-year period ending on the date of the Reorganization, neither Selling Fund nor any person related to Selling Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Selling Fund for consideration other than shares of Selling Fund, except for shares redeemed in the ordinary course of Selling Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Selling Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Selling Fund on the Effective Date.

     (c) At the time of its Reorganization, Selling Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Selling Fund Shares, except for the right of investors to acquire Selling Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (d) From the date it commenced operations and ending on the Closing Date, Selling Fund will have conducted its historic business within the meaning of
Section 1.368-1(d)(2) of the Treasury Regulations in a substantially unchanged manner. In anticipation of its Reorganization, Selling Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d)(3) of the Treasury Regulations) being transferred to Buying Fund; provided, however, that this Section 3.5(d) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (e) Seller does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

     SECTION 3.6. Accountants. Selling Fund Auditors, which have reported upon the Selling Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Selling Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Seller on behalf of Selling Fund and, assuming this Agreement has been duly executed and delivered by Buyer and approved by shareholders by the Required Shareholder Vote, constitutes the legal, valid and binding obligation of Seller enforceable against Seller in accordance with its terms from and with respect to the revenues and assets of Selling Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by Seller on behalf of Selling Fund and performance by Seller of its obligations hereunder has been duly authorized by all necessary corporate or trust action, as applicable, on the part of Seller, other than approval by shareholders by the Required Shareholder Vote, and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Seller and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Selling Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Seller is a party or by which it may be bound and which relates to the assets of Selling Fund or to which any property of Selling Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Seller or any property of Selling Fund. Seller is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Seller in connection with the due execution and delivery by Seller of this Agreement and the consummation by Seller of the transactions contemplated hereby.

     SECTION 3.10. Permits. Seller has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Selling Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Seller there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 3.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Seller, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Seller before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Seller, threatened in writing or, if probable of assertion, orally, against Seller affecting any property, asset, interest or right of Selling Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Selling Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Seller's conduct of the business of Selling Fund affecting in any significant respect the conduct of such business. Seller is not, and has not been, to the knowledge of Seller, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Selling Fund.

     SECTION 3.12. Contracts. Seller is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Selling Fund, by which the assets, business, or operations of Selling Fund may be bound or affected, or under which it or the assets, business or operations of Selling Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of Seller there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

     SECTION 3.13. Properties and Assets. Selling Fund has good and marketable title to all properties and assets reflected in the Selling Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Selling Fund Financial Statements.

     SECTION 3.14.  Taxes.

     (a) Selling Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Selling Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Selling Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Selling Fund for treatment as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Selling Fund arising by reason of undistributed investment company taxable income or net capital gain, Seller will declare on or prior to the Valuation Date to the shareholders of Selling Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing
(A) all of Selling Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended August 31, 2003 and for the short taxable year beginning on September 1, 2003 and ending on the Closing Date and (B) all of Selling Fund's net capital gain recognized in its taxable year ended August 31, 2003 and in such short taxable year (after reduction for any capital loss carryover).

     (b) Selling Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Selling Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Selling Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Selling Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 3.15. Benefit and Employment Obligations. As of the Closing Date, Selling Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and will have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

     SECTION 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Seller in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Seller or any action taken by it.

     SECTION 3.17. Voting Requirements. The Required Shareholder Vote is the only vote of the holders of any class of shares of Selling Fund necessary to approve this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation.

     SECTION 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to this Agreement or any of the transactions contemplated by this Agreement.

     SECTION 3.19. Books and Records. The books and records of Seller relating to Selling Fund, reflecting, among other things, the purchase and sale of Selling Fund Shares, the number of issued and outstanding shares owned by each Selling Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

     SECTION 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Selling Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 3.21. No Distribution. Buying Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

     SECTION 3.22. Liabilities of Selling Fund. The Liabilities of Selling Fund that are to be assumed by Buying Fund in connection with the Reorganization, or to which the assets of Selling Fund to be transferred in the Reorganization are subject, were incurred by Selling Fund in the ordinary course of its business. The fair market value of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject. The total adjusted basis of the assets of Selling Fund to be transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities to be assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets will be subject.

     SECTION 3.23. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 3.24. Shareholder Expenses. Selling Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

     SECTION 3.25. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization.

                                   ARTICLE 4

                    REPRESENTATIONS AND WARRANTIES OF BUYER

     Buyer, on behalf of Buying Fund, represents and warrants to Seller as follows:

     SECTION 4.1. Organization; Authority. Buyer is duly organized, validly existing and in good standing under Applicable Law, with all requisite corporate or trust power, as applicable, and authority to enter into this Agreement and perform its obligations hereunder.

     SECTION 4.2. Registration and Regulation of Buyer. Buyer is duly registered with the SEC as an investment company under the Investment Company Act. Buying Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Buying Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Buyer Registration Statement. The value of the net assets of Buying Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Buying Fund and all purchases and redemptions of Buying Fund Shares have been effected at the net asset value per share calculated in such manner.

     SECTION 4.3. Financial Statements. The books of account and related records of Buying Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited Buying Fund Financial Statements previously delivered to Seller present fairly in all material respects the financial position of Buying Fund as of the date(s) indicated and the results of operations and changes in net assets for the period(s) then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period(s) then ended.

     SECTION 4.4. No Material Adverse Changes; Contingent Liabilities. Since the date of the most recent financial statements included in the Buying Fund Financial Statements, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Buying Fund or the status of Buying Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Buying Fund or occurring in the ordinary course of business of Buying Fund or Buyer. There are no contingent liabilities of Buying Fund not disclosed in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles. Except as set forth on
Schedule 4.4, no contingent liabilities of Buying Fund have arisen since the date of the most recent financial statements included in the Buying Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

     SECTION 4.5.  Registration of Buying Fund Shares.

     (a) The shares of Buyer are divided into those portfolios, including Buying Fund, that are set forth on Schedule 4.5(a).

     (b) Buying Fund currently has those classes of shares that are set forth on
Schedule 4.5(b). Under its Governing Documents, Buyer is authorized to issue the number of shares of each such class that is set forth on Schedule 4.5(b).

     (c) Buying Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of Buyer then in effect.

     (d) Buying Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Buying Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire shares of Buying Fund, except for the right of investors to acquire shares of Buying Fund at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

     (e) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of Buyer's Registration Statement on Form N-14, shall be furnished to the shareholders of Selling Fund and the shareholders of Seller entitled to vote at the Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Buying Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by Seller for inclusion in the Combined Proxy Statement/Prospectus.

     (f) The shares of Buying Fund which have been or are being offered for sale (other than the Buying Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the Buyer Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by Buyer to revoke or rescind any such registration or qualification.

     SECTION 4.6. Accountants. Buying Fund Auditors, which have reported upon the Buying Fund Financial Statements for the fiscal year or period, as applicable, ended on the date of the most recent financial statements included in the Buying Fund Financial Statements are independent public accountants as required by the Securities Act and the Exchange Act.

     SECTION 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by Buyer on behalf of Buying Fund and, assuming this Agreement has been duly executed and delivered by Seller, constitutes the legal, valid and binding obligation of Buyer, enforceable against Buyer in accordance with its terms from and with respect to the revenues and assets of Buying Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

     SECTION 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by Buyer on behalf of Buying Fund and performance by Buyer of its obligations hereunder have been duly authorized by all necessary corporate or trust action, as applicable, on the part of Buyer and (i) do not, and on the Closing Date will not, result in any violation of the Governing Documents of Buyer and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Buying Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which Buyer is a party or by which it may be bound and which relates to the assets of Buying Fund or to which any properties of Buying Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over Buyer or any property of Buying Fund. Buyer is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     SECTION 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by Buyer in connection with the due execution and delivery by Buyer of this Agreement and the consummation by Buyer of the transactions contemplated hereby.

     SECTION 4.10. Permits. Buyer has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Buying Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of Buyer there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     SECTION 4.11.  No Actions, Suits or Proceedings.

     (a) There is no pending action, suit or proceeding, nor, to the knowledge of Buyer, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against Buyer before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

     (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of Buyer, threatened in writing or, if probable of assertion, orally, against Buyer, affecting any property, asset, interest or right of Buying Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Buying Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to Buyer's conduct of the business of Buying Fund affecting in any significant respect the conduct of such business. Buyer is not, and has not been, to the knowledge of Buyer, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Buying Fund.

     SECTION 4.12.  Taxes.

     (a) Buying Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. Buying Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Buying Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

     (b) Buying Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Buying Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Buying Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Buying Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

     SECTION 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of Buyer in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with Buyer or any action taken by it.

     SECTION 4.14.  Representations Concerning the Reorganization.

     (a) Buyer has no plan or intention to reacquire any Buying Fund Shares issued in the Reorganization, except to the extent that Buying Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

     (b) Buying Fund has no plan or intention to sell or otherwise dispose of any of the assets of Selling Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code; provided, however, that this Section 4.14(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (c) Following the Reorganization, Buying Fund will continue an "historic business" of Selling Fund or use a significant portion of Selling Fund's "historic business assets" in a business. For purposes of this representation, the terms "historic business" and "historic business assets" shall have the meanings ascribed to them in Section 1.368-1(d) of the Treasury Regulations; provided, however, that this Section 4.14(c) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d).

     (d) Prior to or in the Reorganization, neither Buying Fund nor any person related to Buying Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Selling Fund with consideration other than shares of Buying Fund. There is no plan or intention by Buying Fund or any person related to Buying Fund to acquire or redeem any of the Buying Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Buying Fund's business as an open-end investment company as required by the Investment Company Act.

     SECTION 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Buying Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     SECTION 4.16. Value of Shares. The fair market value of the shares of each class of Buying Fund received by Selling Fund Shareholders in the Reorganization will be approximately equal to the fair market value of the shares of each corresponding class of Selling Fund constructively surrendered in exchange therefor.

     SECTION 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between Seller and Buyer that was issued or acquired, or will be settled, at a discount. No consideration other than Buying Fund Shares (and Buying Fund's assumption of Selling Fund's Liabilities, including for this purpose any liabilities to which the assets of Selling Fund are subject) will be given in exchange for the assets of Selling Fund acquired by Buying Fund in connection with the Reorganization. The fair market value of the assets of Selling Fund transferred to Buying Fund in the Reorganization will equal or exceed the sum of the Liabilities assumed by Buying Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                   ARTICLE 5

                                   COVENANTS

     SECTION 5.1.  Conduct of Business.

     (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Seller shall conduct the business of Selling Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Selling Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(a) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), Buyer shall conduct the business of Buying Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of Buying Fund in the ordinary course in all material respects; provided, however, that this Section 5.1(b) shall not preclude any of the restructurings or redomestications of funds set forth on Schedule 3.5(d) or any of the combinations of funds set forth on
Schedule 5.1.

     SECTION 5.2. Announcements. Seller and Buyer shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither Seller nor Buyer shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

     SECTION 5.3. Expenses. Selling Fund and AMVESCAP PLC, on behalf of either Buyer Investment Adviser or Seller Investment Adviser, shall each, respectively, bear one half of the costs and expenses incurred in connection with this Agreement and the Reorganization and other transactions contemplated hereby; provided that any such expenses incurred by or on behalf of Buying Fund or Selling Fund shall not be reimbursed or paid for by another Person unless those expenses are solely and directly related to the Reorganization.

     SECTION 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

     SECTION 5.5. Notice of Events. Buyer shall give prompt notice to Seller, and Seller shall give prompt notice to Buyer, of (a) the occurrence or non-occurrence of any event which to the knowledge of Buyer or to the knowledge of Seller, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of Seller, Sections 6.1 and 6.2 or (ii) in the case of Buyer, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

     SECTION 5.6.  Access to Information.

     (a) Seller will, during regular business hours and on reasonable prior notice, allow Buyer and its authorized representatives reasonable access to the books and records of Seller pertaining to the assets of Selling Fund and to officers of Seller knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Seller.

     (b) Buyer will, during regular business hours and on reasonable prior notice, allow Seller and its authorized representatives reasonable access to the books and records of Buyer pertaining to the assets of Buying Fund and to officers of Buyer knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of Buyer.

     SECTION 5.7. Consents, Approvals and Filings. Each of Seller and Buyer shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Maryland General Corporation Law, the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of Seller and Buyer shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of Seller and Buyer shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

     SECTION 5.8. Submission of Agreement to Shareholders. Seller shall take all action necessary in accordance with applicable law and its Governing Documents to convene the Shareholders Meeting. Seller shall, through its Board of Directors/Trustees, recommend to the shareholders of Selling Fund and the shareholders of Seller approval of this Agreement and, in connection therewith, the sale of all of Seller's assets and the dissolution of Seller as a Maryland corporation. Seller shall use its reasonable best efforts to hold a Shareholders Meeting as soon as practicable after the date hereof.

     SECTION 5.9. Delay of Consummation of Reorganization. The parties acknowledge and agree that if the Exchangeability Date has not occurred prior to the Closing Date, consummation of the Reorganization shall not occur on the Closing Date but instead shall be postponed until a mutually acceptable date occurring subsequent to the Exchangeability Date; provided, however, that in no event shall the consummation of the Reorganization occur on a date subsequent to the Termination Date. In the case of such postponement of the consummation of the Reorganization, the parties agree that the term "Closing Date" in this Agreement shall mean in each instance such mutually acceptable date subsequent to the Exchangeability Date as the parties may choose to consummate the Reorganization.

                                   ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

     SECTION 6.1. Conditions Precedent of Buyer. The obligation of Buyer to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Buyer.

     (a) The representations and warranties of Seller on behalf of Selling Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Seller shall have complied with and satisfied in all material respects all agreements and conditions relating to Selling Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Buyer shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Seller, in such individual's capacity as an officer of Seller and not as an individual, to the effect that the conditions specified in Sections 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Seller certifying as to the accuracy and completeness of the attached Governing Documents of Seller, and resolutions, consents and authorizations of or regarding Seller with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

     (d) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

     (e) Buyer shall have received from Seller confirmations or other adequate evidence as to the tax costs and holding periods of the assets and property of Selling Fund transferred to Buying Fund in accordance with the terms of this Agreement.

     (f) To the extent applicable, Seller Investment Adviser shall have terminated or waived, in either case in writing, any rights to reimbursement from Selling Fund to which it is entitled for fees and expenses absorbed by Seller Investment Adviser pursuant to voluntary and contractual fee waiver or expense limitation commitments between Seller Investment Adviser and Selling Fund.

     SECTION 6.2. Mutual Conditions. The obligations of Seller and Buyer to consummate the Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by Seller and Buyer, but only if and to the extent that such waiver is mutual.

     (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by Seller and Buyer shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

     (b) This Agreement, the Reorganization of Selling Fund and related matters shall have been approved and adopted at the Shareholders Meeting by shareholders on the record date by the Required Shareholder Vote.

     (c) The assets of Selling Fund to be acquired by Buying Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Selling Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Selling Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Selling Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Selling Fund held immediately prior to the Reorganization.

     (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

     (e) The Registration Statement on Form N-14 filed by Buyer with respect to Buying Fund Shares to be issued to Selling Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     (f) Seller and Buyer shall have received on or before the Closing Date an opinion of Buyer Counsel in form and substance reasonably acceptable to Seller and Buyer, as to the matters set forth on Schedule 6.2(f). In rendering such opinion, Buyer Counsel may request and rely upon representations contained in certificates of officers of Seller, Buyer and others, and the officers of Seller and Buyer shall use their best efforts to make available such truthful certificates.

     SECTION 6.3. Conditions Precedent of Seller. The obligation of Seller to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by Seller.

     (a) The representations and warranties of Buyer on behalf of Buying Fund set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

     (b) Buyer shall have complied with and satisfied in all material respects all agreements and conditions relating to Buying Fund set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

     (c) Seller shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of Buyer, in such individual's capacity as an officer of Buyer and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of Buyer certifying as to the accuracy and completeness of the attached Governing Documents of Buyer and resolutions, consents and authorizations of or regarding Buyer with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                                   ARTICLE 7

                            TERMINATION OF AGREEMENT

     SECTION 7.1. Termination. This Agreement may be terminated on or prior to the Closing Date as follows:

     (a) by mutual written consent of Seller and Buyer; or

     (b) at the election of Seller or Buyer, to be effectuated by the delivery by the terminating party to the other party of a written notice of such termination:

          (i) if the Closing Date shall not be on or before the Termination Date, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

          (ii) if, upon a vote at the Shareholders Meeting or any final adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

          (iii) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

     SECTION 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Selling Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to the Reorganization and Selling Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8

                                 MISCELLANEOUS

     SECTION 8.1. Survival of Representations, Warranties and Covenants. The representations and warranties in this Agreement, and the covenants in this Agreement that are required to be performed at or prior to the Closing Date, shall terminate upon the consummation of the transactions contemplated hereunder. The covenants in this Agreement that are required to be performed in whole or in part subsequent to the Closing Date shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

     SECTION 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

     SECTION 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

     SECTION 8.4.  Obligations of Buyer and Seller.

     (a) Seller and Buyer hereby acknowledge and agree that Buying Fund is a separate investment portfolio of Buyer, that Buyer is executing this Agreement on behalf of Buying Fund, and that any amounts payable by Buyer under or in connection with this Agreement shall be payable solely from the revenues and assets of Buying Fund. Seller further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of Buyer in his or her capacity as an officer of Buyer intending to bind Buyer as provided herein, and that no officer, trustee or shareholder of Buyer shall be personally liable for the liabilities or obligations of Buyer incurred hereunder. Finally, Seller acknowledges and agrees that the liabilities and obligations of Buying Fund pursuant to this Agreement shall be enforceable against the assets of Buying Fund only and not against the assets of Buyer generally or assets belonging to any other series of Buyer.

     (b) Seller and Buyer hereby acknowledge and agree that Selling Fund is a separate investment portfolio of Seller, that Seller is executing this Agreement on behalf of Selling Fund and that any amounts payable by Seller under or in connection with this Agreement shall be payable solely from the revenues and assets of Selling Fund.

     SECTION 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by Seller and Buyer.

     SECTION 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

     SECTION 8.7. Interpretation. When a reference is made in this Agreement to a Section, Exhibit or Schedule, such reference shall be to a Section of, or an Exhibit or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

     SECTION 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

     SECTION 8.9. Entire Agreement; Exhibits and Schedules. This Agreement, including the Exhibits, Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

     SECTION 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

          (a) If to Seller:

               INVESCO Bond Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237
               Attn: Glen A. Payne

             with a copy to:

               Kirkpatrick & Lockhart LLP
               1800 Massachusetts Avenue, N.W., 2nd Floor
               Washington, D.C. 20036-1800
               Attn: Clifford J. Alexander

          (b) If to Buyer:

               AIM Investment Securities Funds
               11 Greenway Plaza, Suite 100
               Houston, Texas 77046-1173
               Attn: Kevin M. Carome

             with a copy to:

               Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
               Philadelphia, PA 19103-7599
               Attn: Martha J. Hays

     SECTION 8.11. Representations by Seller Investment Adviser. In its capacity as investment adviser to Seller, Seller Investment Adviser represents to Buyer that to the best of its knowledge the representations and warranties of Seller and Selling Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of Seller Investment Adviser who have substantive responsibility for the provision of investment advisory services to Seller do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.12. Representations by Buyer Investment Adviser. In its capacity as investment adviser to Buyer, Buyer Investment Adviser represents to Seller that to the best of its knowledge the representations and warranties of Buyer and Buying Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.12, the best knowledge standard shall be deemed to mean that the officers of Buyer Investment Adviser who have substantive responsibility for the provision of investment advisory services to Buyer do not have actual knowledge to the contrary after due inquiry.

     SECTION 8.13. Successors and Assigns; Assignment. This Agreement shall be binding upon and inure to the benefit of Seller, on behalf of Selling Fund, and Buyer, on behalf of Buying Fund, and their respective successors and assigns. The parties hereto expressly acknowledge and agree that this Agreement shall be binding upon and inure to the benefit of those Delaware statutory trusts that are the resulting entities in the permitted restructurings and redomestications of funds set forth on Schedule 3.5(d).

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

                                          INVESCO BOND FUNDS, INC., acting on
                                          behalf of
                                          INVESCO TAX-FREE BOND FUND

                                          By:
                                            ------------------------------------

                                          AIM INVESTMENT SECURITIES FUNDS,
                                          acting on
                                          behalf of AIM MUNICIPAL BOND FUND

                                          By:
                                            ------------------------------------

                                          A I M ADVISORS, INC.

                                          By:
                                            ------------------------------------

                                          INVESCO FUNDS GROUP, INC.

                                          By:
                                            ------------------------------------

                                   EXHIBIT A

                      EXCLUDED LIABILITIES OF SELLING FUND

     None.

                                  SCHEDULE 2.1

                                                               CORRESPONDING CLASSES OF
CLASSES OF SHARES OF SELLING FUND                               SHARES OF BUYING FUND
---------------------------------                              ------------------------
Class A shares..............................................   Class A shares
Class B shares..............................................   Class B shares
Class C shares..............................................   Class C shares
Investor Class shares.......................................   Investor Class shares

                                  SCHEDULE 3.4

                 CERTAIN CONTINGENT LIABILITIES OF SELLING FUND

     None.

                                SCHEDULE 3.5(d)

             PERMITTED RESTRUCTURINGS AND REDOMESTICATIONS OF FUNDS

CURRENT FUNDS                                               CORRESPONDING NEW FUNDS
-------------                                               -----------------------
AIM ADVISOR FUNDS................................  AIM INVESTMENT SECURITIES FUNDS
  (DELAWARE STATUTORY TRUST)                         (DELAWARE STATUTORY TRUST)
AIM International Core Equity Fund...............  AIM International Core Equity Fund
AIM Real Estate Fund.............................  AIM Real Estate Fund

AIM INTERNATIONAL FUNDS, INC. ...................  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
AIM European Growth Fund.........................  AIM European Growth Fund

INVESCO BOND FUNDS, INC. ........................  AIM BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO High Yield Fund..........................  INVESCO High Yield Fund
INVESCO Select Income Fund.......................  INVESCO Select Income Fund
INVESCO Tax-Free Bond Fund.......................  INVESCO Tax-Free Bond Fund
INVESCO U.S. Government Securities Fund..........  INVESCO U.S. Government Securities Fund

INVESCO COMBINATION STOCK & BOND FUNDS, INC. ....  AIM COMBINATION STOCK & BOND FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Balanced Fund............................  INVESCO Balanced Fund
INVESCO Total Return Fund........................  INVESCO Total Return Fund

INVESCO COUNSELOR SERIES FUNDS, INC. ............  AIM COUNSELOR SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Advantage Fund...........................  INVESCO Advantage Fund

INVESCO INTERNATIONAL FUNDS, INC. ...............  AIM INTERNATIONAL MUTUAL FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO European Fund............................  INVESCO European Fund
INVESCO International Blue Chip Value Fund.......  INVESCO International Blue Chip Value Fund

INVESCO MONEY MARKET FUNDS, INC. ................  AIM TREASURER'S SERIES TRUST
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Cash Reserves Fund.......................  INVESCO Cash Reserves Fund
INVESCO Tax-Free Money Fund......................  INVESCO Tax-Free Money Fund

INVESCO SECTOR FUNDS, INC. ......................  AIM SECTOR FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Energy Fund..............................  INVESCO Energy Fund
INVESCO Financial Services Fund..................  INVESCO Financial Services Fund
INVESCO Real Estate Opportunity Fund.............  INVESCO Real Estate Opportunity Fund
INVESCO Technology Fund..........................  INVESCO Technology Fund
INVESCO Telecommunications Fund..................  INVESCO Telecommunications Fund
INVESCO Utilities Fund...........................  INVESCO Utilities Fund

INVESCO STOCK FUNDS, INC. .......................  AIM STOCK FUNDS
  (MARYLAND CORPORATION)                             (DELAWARE STATUTORY TRUST)
INVESCO Growth Fund..............................  INVESCO Growth Fund
INVESCO Growth & Income Fund.....................  INVESCO Growth & Income Fund
INVESCO Value Equity Fund........................  INVESCO Value Equity Fund

                                  SCHEDULE 4.4

                 CERTAIN CONTINGENT LIABILITIES OF BUYING FUND

     None.

                                SCHEDULE 4.5(a)

                              PORTFOLIOS OF BUYER

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

                                SCHEDULE 4.5(b)

                                                              NUMBER OF SHARES OF EACH CLASS
CLASSES OF SHARES OF BUYING FUND                               BUYER IS AUTHORIZED TO ISSUE
--------------------------------                              ------------------------------
Class A shares..............................................            Unlimited
Class B shares..............................................            Unlimited
Class C shares..............................................            Unlimited
Investor Class shares.......................................            Unlimited

                                  SCHEDULE 5.1

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                                SCHEDULE 6.2(f)

                                  TAX OPINIONS

     (i) The transfer of the assets of Selling Fund to Buying Fund in exchange solely for Buying Fund Shares distributed directly to Selling Fund Shareholders and Buying Fund's assumption of the Liabilities, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and Selling Fund and Buying Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Selling Fund on the transfer of its assets to Buying Fund solely in exchange for Buying Fund Shares and Buying Fund's assumption of the Liabilities or on the distribution of Buying Fund Shares to Selling Fund Shareholders; provided that, no opinion is expressed as to the effect of the Reorganization on Selling Fund or any Selling Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer of a taxpayer's rights (or obligations) with respect to such asset) under a mark-to-market system of accounting.

     (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Buying Fund upon the receipt of assets of Selling Fund in exchange for Buying Fund Shares issued directly to Selling Fund Shareholders.

     (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Selling Fund Shareholders on the receipt of Buying Fund Shares in exchange for Selling Fund Shares.

     (v) In accordance with Section 362(b) of the Code, the basis to Buying Fund of the assets of Selling Fund will be the same as the basis of such assets in the hands of Selling Fund immediately prior to the Reorganization.

     (vi) In accordance with Section 358(a) of the Code, a Selling Fund Shareholder's basis for Buying Fund Shares received by the Selling Fund Shareholder will be the same as his or her basis for Selling Fund Shares exchanged therefor.

     (vii) In accordance with Section 1223(1) of the Code, a Selling Fund Shareholder's holding period for Buying Fund Shares will be determined by including such Selling Fund Shareholder's holding period for Selling Fund Shares exchanged therefor, provided that such Selling Fund Shareholder held such Selling Fund Shares as a capital asset.

     (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Selling Fund transferred to Buying Fund in the Reorganization will include the holding period for such assets in the hands of Selling Fund.

     (ix) In accordance with Section 381(a)(2) of the Code, Buying Fund will succeed to and take into account the items of Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the Treasury Regulations thereunder.

                                                                     APPENDIX II



                     AIM MUNICIPAL BOND FUND

                     July 21, 2003




                     Prospectus

                     AIM Municipal Bond Fund seeks to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     Investments in the fund:
                     - are not FDIC insured;
                     - may lose value; and
                     - are not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Special Tax Information Regarding the Fund           5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. The fund will attempt to achieve its objective by investing primarily in a diversified portfolio of municipal bonds. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in municipal bond securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. Municipal bonds include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Certain types of industrial development bonds, such as private activity bonds, that meet certain standards, are treated as municipal bonds.

    The fund will also invest at least 80% of its total assets in investment-grade municipal securities rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization. Other securities meeting certain standards set by the fund are included in this category. The fund may invest up to 20% of its total assets in lower-quality municipal securities, i.e. "junk bonds," or unrated municipal securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on municipal securities they believe have favorable prospects for current income consistent with the fund's objective of preservation of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

    The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

    Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................  11.66%
1994...................................................................  -3.79%
1995...................................................................  13.04%
1996...................................................................   3.90%
1997...................................................................   7.27%
1998...................................................................   5.28%
1999...................................................................  -2.45%
2000...................................................................   8.63%
2001...................................................................   3.82%
2002...................................................................   8.26%


    The Class A shares' year-to-date total return as of June 30, 2003 was 3.96%.

    During the periods shown in the bar chart, the highest quarterly return was 4.90% (quarter ended March 31, 1995) and the lowest quarterly return was -4.22% (quarter ended March 31, 1994).

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
-----------------------------------------------------------------------------------------
Class A                                                                         03/28/77
  Return Before Taxes             3.16%      3.61%      4.92%          --
  Return After Taxes on
    Distributions                 3.16       3.60       4.86           --
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                   3.74       3.83       4.93           --
Class B                                                                         09/01/93
  Return Before Taxes             2.31       3.48         --         4.14%
Class C                                                                         08/04/97
  Return Before Taxes             6.33       3.80         --         3.95
Investor Class(2)                                                               03/28/77(2)
  Return Before Taxes             8.26       4.63       5.43           --
-----------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(3)                        9.60       6.06       6.71           --
Lipper General Municipal Debt
  Fund Index(4)                   8.63       4.96       5.99           --
-----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. As of July 21, 2003, Investor Class shares have not commenced operations.
(3) The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of 8000 actual bonds, all of which are investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984.
(4) The Lipper General Municipal Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper General Municipal Debt category. These funds invest primarily in Municipal debt issues rated in the top four credit ratings.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------
(fees paid directly from                                                           INVESTOR
your investment)                            CLASS A         CLASS B    CLASS C     CLASS
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                              4.75%            None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                           None(1,2)        5.00%      1.00%       None
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-------------------------------------------------------------------------------------------
(expenses that are deducted                                                        INVESTOR
from fund assets)                                    CLASS A   CLASS B   CLASS C   CLASS
-------------------------------------------------------------------------------------------
Management Fees                                       0.44%     0.44%     0.44%      0.44%

Distribution and/or
Service (12b-1) Fees                                  0.25      1.00      1.00       0.25

Other Expenses(4)                                     0.12      0.12      0.12       0.12

Total Annual Fund
Operating Expenses                                    0.81      1.56      1.56       0.81
-------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------
Class A                                       $554      $721      $  903      $1,429
Class B                                        659       793       1,050       1,655
Class C                                        259       493         850       1,856
Investor Class                                  83       259         450       1,002
-------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------
Class A                                       $554      $721       $903       $1,429
Class B                                        159       493        850        1,655
Class C                                        159       493        850        1,856
Investor Class                                  83       259        450        1,002
-------------------------------------------------------------------------------------

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2002, the advisor received compensation of 0.44% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1987.

- Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1985.

They are assisted by the Municipal Bond Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Municipal Bond Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of tax-exempt income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

    You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS          YEAR ENDED JULY 31,      JANUARY 1,
                                    ENDED                                       THROUGH             YEAR ENDED DECEMBER 31,
                                  JANUARY 31,       -----------------------    JULY 31,        ----------------------------------
                                    2003              2002           2001        2000            1999          1998        1997
                                  -----------       --------       --------    ----------      --------      --------    --------
Net asset value, beginning of
  period                           $   8.06         $   8.06       $   7.83     $   7.74       $   8.35      $   8.34    $   8.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.19             0.38(a)        0.40         0.24(b)        0.41          0.42        0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    0.04             0.00           0.23         0.09          (0.61)         0.01        0.16
=================================================================================================================================
    Total from investment
      operations                       0.23             0.38           0.63         0.33          (0.20)         0.43        0.58
=================================================================================================================================
Less dividends from net
  investment income                   (0.19)           (0.38)         (0.40)       (0.24)         (0.41)        (0.42)      (0.43)
=================================================================================================================================
Net asset value, end of period     $   8.10         $   8.06       $   8.06     $   7.83       $   7.74      $   8.35    $   8.34
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                        2.86%            4.84%          8.28%        4.32%         (2.45)%        5.28%       7.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $342,010         $339,545       $322,437     $283,416       $294,720      $327,705    $318,469
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                               0.81%(d)         0.81%          0.85%        0.85%(e)       0.84%         0.82%       0.90%
=================================================================================================================================
Ratio of net investment income
  to average net assets                4.58%(d)         4.79%(a)       5.06%        5.32%(e)       5.01%         5.00%       5.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)               12%              35%            28%          18%            28%           19%         24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $340,651,090.
(e) Annualized.
(f)Not annualized for periods less than one year.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS B
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS         YEAR ENDED JULY 31,      JANUARY 1,
                                       ENDED                                     THROUGH             YEAR ENDED DECEMBER 31,
                                     JANUARY 31,       ----------------------    JULY 31,        --------------------------------
                                       2003              2002          2001        2000           1999          1998       1997
                                     -----------       --------       -------    ----------      --------      -------    -------
Net asset value, beginning of
  period                              $   8.07         $   8.07       $  7.84     $  7.75        $  8.37       $  8.36    $  8.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.16             0.32(a)       0.34        0.21(b)        0.35          0.36       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        0.04             0.00          0.23        0.08          (0.62)         0.01       0.17
=================================================================================================================================
    Total from investment
      operations                          0.20             0.32          0.57        0.29          (0.27)         0.37       0.53
=================================================================================================================================
Less dividends from net investment
  income                                 (0.16)           (0.32)        (0.34)      (0.20)         (0.35)        (0.36)     (0.36)
=================================================================================================================================
Net asset value, end of period        $   8.11         $   8.07       $  8.07     $  7.84        $  7.75       $  8.37    $  8.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                           2.48%            4.05%         7.46%       3.84%         (3.28)%        4.48%      6.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $106,973         $104,150       $86,565     $67,363        $72,256       $72,723    $47,185
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                  1.56%(d)         1.56%         1.60%       1.61%(e)       1.59%         1.57%      1.66%
=================================================================================================================================
Ratio of net investment income to
  average net assets                      3.83%(d)         4.04%(a)      4.31%       4.56%(e)       4.26%         4.25%      4.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                  12%              35%           28%         18%            28%           19%        24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $106,588,104.
(e) Annualized.
(f)Not annualized for periods less than one year.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                                                                                                     AUGUST 4,
                                                                                                                       1997
                                                                                                                     (DATE SALES
                                  SIX MONTHS         YEAR ENDED JULY 31,     JANUARY 1,      YEAR ENDED DECEMBER     COMMENCED)
                                    ENDED                                    THROUGH                 31,              THROUGH
                                  JANUARY 31,       ---------------------    JULY 31,        --------------------    DECEMBER 31,
                                    2003             2002          2001        2000           1999          1998       1997
                                  -----------       -------       -------    ----------      --------      ------    ------------
Net asset value, beginning of
  period                            $  8.06         $  8.05       $  7.83      $ 7.74         $ 8.35       $ 8.35       $ 8.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.16            0.32(a)       0.34        0.21(b)        0.35         0.36         0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    0.04            0.01          0.22        0.08          (0.61)        0.00         0.04
=================================================================================================================================
    Total from investment
      operations                       0.20            0.33          0.56        0.29          (0.26)        0.36         0.19
=================================================================================================================================
Less dividends from net
  investment income                   (0.16)          (0.32)        (0.34)      (0.20)         (0.35)       (0.36)       (0.14)
=================================================================================================================================
Net asset value, end of period      $  8.10         $  8.06       $  8.05      $ 7.83         $ 7.74       $ 8.35       $ 8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                        2.49%           4.19%         7.34%       3.85%         (3.16)%       4.36%        2.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $26,640         $29,175       $17,889      $8,252         $9,652       $9,565       $  825
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                               1.56%(d)        1.56%         1.60%       1.61%(e)       1.59%        1.57%        1.67%(e)
=================================================================================================================================
Ratio of net investment income
  to average net assets                3.83%(d)        4.04%(a)      4.31%       4.56%(e)       4.26%        4.25%        4.37%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)               12%             35%           28%         18%            28%          19%          24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,554,534.
(e) Annualized.
(f)Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B              CLASS C              CLASS R              INVESTOR CLASS(6)
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(5)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(4)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM Fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

(6) As of July 21, 2003 Investor Class shares of AIM Blue Chip Fund, AIM European Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund and AIM Tax-Exempt Cash Fund have not commenced operations.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25(1)

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500(2)                                          50
-------------------------------------------------------------------------------------------------------------------------


(1) $50 for Investor Class shares.

(2) $1,000 for Investor Class shares.

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

As of July 21, 2003, Investor Class shares of certain funds that intend to offer such shares have not commenced operations (for a listing of funds that intend to offer Investor Class shares see the "Choosing a Share Class" section of your prospectus). Once operations commence, Investor Class shares of such funds may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) INVESCO Funds directors, employees of AMVESCAP PLC and its subsidiaries.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

$1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                     Fund(1)                             Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund);

(7) Investor Class shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
    Fund) or Class A3 shares of an AIM Fund; or

(8) Class A or A3 shares of an AIM Fund for Investor Class shares of any AIM Fund as long as you own Investor Class shares of any AIM Fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM Fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) one another;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (c) Class A shares of another AIM Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

           (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

           (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and
- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price

                                                                      MCF--07/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--07/03

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77046-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM MUNICIPAL BOND FUND
 SEC 1940 Act file number: 811-5686
------------------------------------

AIMinvestments.com               MBD-PRO-1

                                                                    APPENDIX III

VOLATILE MARKETS HEIGHTEN INTEREST IN MUNIS

HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?

AIM Municipal Bond Fund seeks to provide shareholders with a high level of current income exempt from federal income taxes. As shown in the table nearby, the fund did exactly that during the fiscal year ended July 31, 2002.

    The fund's total return of 4.84% (Class A shares at net asset value, meaning excluding sales charges) for the fiscal year slightly lagged that of its peer group, the Lipper General Municipal Debt Fund Index, which returned 5.53%. But we manage the fund primarily for net asset value (NAV) stability and relatively high yield--not total return. We do this because we believe that yield is more important to tax-conscious investors, since capital appreciation, the other component of total return, is taxable.

    During the fiscal year, the fund's NAV remained in a relatively narrow range of $7.85 and $8.15 for all share classes, continuing the fund's long history of relative price stability. While we endeavor to maintain a relatively stable NAV, the fund should not be confused with a money market fund. The fund's net asset value will not be as stable as that of a money market fund.

WHAT WERE THE TRENDS IN THE ECONOMY?

As the fiscal year began, the economy was weakening, and the events of September 11, 2001, stunned the world. Gross domestic product (GDP), the broadest measure of goods and services produced and purchased in the United States, contracted in the first three quarters of 2001, prompting the National Bureau of Economic Research to declare that the country had slipped into a recession in March. In an effort to stimulate economic growth, the U.S. Federal Reserve (the Fed) aggressively cut short-term interest rates throughout 2001, and the fed funds rate ended the year at 1.75%, a four-decade low. In all, the Fed cut short-term interest rates 11 times in 2001, including two cuts totaling 100 basis points (1.0%) in the month immediately following the September 11 attacks.

    GDP inched into positive territory in the fourth quarter of 2001 and remained positive for the first two quarters of 2002. First quarter GDP grew at a robust annualized rate of 5.0%, suggesting that the economy was rebounding strongly. (Second quarter GDP growth, while positive, was just 1.1%.) Since March, the Fed has maintained a neutral bias, indicating its belief that future risks to the economy are evenly weighted between weakness and inflation. For the fiscal year as a whole, retail sales and consumer confidence remained relatively strong, and inflation remained contained.

HOW DID THE MUNI MARKET PERFORM?

Municipal bonds slumped immediately following the attacks of September 11, with New York and airport revenue issues particularly hard hit. But munis recovered quickly as investors sought relative safety and capital preservation; munis also were up strongly in the third quarter of 2001. Later in the year, interest rates continued to fall, U.S. anti-terrorist efforts were meeting with success in Afghanistan, and a sprinkling of positive economic data suggested the economy might be improving. All these things sent investors out of bonds and back into the stock market, driving bond prices lower and yields higher. Indeed, for the fourth quarter of 2001, munis delivered negative returns.

    In 2002, municipal issues were weak in the first quarter but strong in the second. The first quarter is historically weak as investors sell holdings to pay taxes. This year, municipal bonds had become relatively expensive compared to Treasuries, prompting some investors to sell. Seasonal selling, high valuations and little new supply combined to hurt muni performance.

================================================================================

FUND PROVIDES SOLID INCOME

As of 7/31/02

                             TAXABLE-
                            EQUIVALENT                  TAXABLE-
             30-DAY           30-DAY                   EQUIVALENT
FUND      DISTRIBUTION     DISTRIBUTION     30-DAY       30-DAY
CLASS         RATE            RATE*         YIELD        YIELD*
  A           4.47%           7.28%         3.74%        6.09%
  B           3.94            6.42          3.18         5.18
  C           3.95            6.43          3.18         5.18


* Assumes highest marginal federal income tax rate in effect on July 31, 2002--38.6%

================================================================================

================================================================================

GROWTH OF NET ASSETS

In millions

                                  [BAR CHART]

7/31/00     $359.0
7/31/01     $426.9
7/31/02     $472.9

The increase in net assets between 7/31/01 and 7/31/02 is attributable to net inflows into the fund as well as the reorganization of the assets of the former AIM Tax-Exempt Bond Fund of Connecticut into AIM Municipal Bond Fund in September 2001.

================================================================================

PORTFOLIO COMPOSITION

As of 7/31/02, based on total net assets

================================================================================

TOP FIVE BOND HOLDINGS

As of 7/31/02
                                                                   % OF TOTAL
                                              COUPON   MATURITY    NET ASSETS
--------------------------------------------------------------------------------
1. Detroit (City of) Water Supply System       5.00%    7/1/30        1.8%

2. Illinois (State of) Development             1.45     5/1/31        1.5
   Finance Authority

3. Louisiana (State of) Local Government       6.55     9/1/25        1.4
   Environmental Facilities & Community
   Development Authority

4. Mississippi (State of) Higher Education     7.50     9/1/09        1.1
   Assistance Corp.

5. New Jersey (State of) Economic              6.25     9/15/29       1.1
   Development Agency

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

================================================================================

As of 7/31/02

BOND HOLDINGS BY TYPE

TOTAL NUMBER OF HOLDINGS:                                           360

WEIGHTED AVERAGE MATURITY:                                          18.3 YEARS

DURATION:                                                           6.4 YEARS

AVERAGE CREDIT QUALITY:              [PIE CHART]                    AA/Aa

ESCROWED, PRE-REFUNDED AND OTHER                                    16.2%

GENERAL OBLIGATION                                                  21.5%

REVENUE                                                             62.3%

================================================================================

    Things improved in the second quarter as a series of accounting scandals caused many investors to prefer munis for their stability and predictable returns.

WHAT WERE ISSUANCE AND DEMAND TRENDS LIKE?

Issuance hit a record in 2001 and remained strong into 2002. Issuance for all of 2001 was 42% higher than in 2000, and issuance for the second quarter of 2002 was 20% above year-earlier levels.

    Reasons for this strong issuance included a weak economy, which lowered many states' and localities tax receipts. As a result, states and localities in need of cash increasingly turned to the debt market to finance needed projects or simply even out their cash flow. Second, historically low interest rates led to strong refunding volume, i.e. state and local governments refinancing existing debt in the same way many homeowners have refinanced their mortgages.

    Fortunately, strong issuance was met with strong investor demand. Since the stock market turned negative in 2000, demand for fixed-income investments generally, and higher-quality fixed-income investments in particular, has remained strong--as have inflows into municipal bond funds. At the close of the fiscal year, it seemed possible that 2002 could be the third consecutive year of disappointing stock market returns--a fact that has encouraged many investors to diversify into fixed-income investments and to seek the relative safety of principal available with high-quality munis.

HOW DID YOU MANAGE THE FUND?

As might be expected, we made no dramatic adjustments to the fund during the fiscal year. Because of large inflows into the fund, and our desire to further enhance diversification, we increased the number of holdings. The fund's average credit quality remained AA and Aa according to Standard & Poor's and Moody's (two widely known credit-rating agencies), respectively. The types of bonds held in the fund changed little between the start and the end of the fiscal year. Duration and weighted average maturity (WAM) increased over the course of the year. Duration measures the sensitivity of a bond's price (and thus, the fund's net asset value) to interest rate changes. Lengthening the fund's WAM increases risk but also enhances returns, particularly in a falling interest rate environment.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE FISCAL YEAR?

There was widespread agreement that the economy was recovering--but there was disagreement about the pace of that recovery. In its July "beige book" report, the Fed reported modest and uneven growth across sectors and regions. It also cited mixed retail sales, an improving manufacturing sector, and a relatively stable labor market. Together with the lack of any inflationary threat, these signs suggested that the Fed was unlikely to raise interest rates anytime soon.

    Assuming that interest rates are unlikely to rise or fall dramatically, we believe municipal bonds could remain strong--and could remain an important component of a well-diversified investment portfolio.

PORTFOLIO MANAGEMENT TEAM

    Richard A. Berry
    Stephen D. Turman


          See important fund and index disclosures inside front cover.

YOUR FUND'S LONG-TERM PERFORMANCE

The line chart at right compares the performance of AIM Municipal Bond Fund to its benchmark index. It is intended to give you a general idea of how your fund performed compared to its index over the period 7/31/92-7/31/02.

    It is important to understand the difference between your fund and an index. A market index such as the Lehman Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment return.

    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart does not reflect taxes a shareholder would pay on redemption of fund shares. Index performance does not reflect the effects of taxes either.

================================================================================

CALENDAR YEAR TOTAL RETURNS (%)

Class A Shares, excluding sales charges

1992     9.10
1993    11.66
1994    -3.79
1995    13.04
1996     3.90
1997     7.27
1998     5.28
1999    -2.45
2000     8.63
2001     3.82

================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/92-7/31/02

                                [MOUNTAIN CHART]

AIM MUNICIPAL BOND FUND CLASS A SHARES         LEHMAN MUNICIPAL BOND INDEX

  7/92      9525     7/97     12649        7/92     10000      7/97     14059
            9228              12767                  9869               14183
            9676              13085                 10267               14624
           10023              13077                 10631               14576
  7/93     10239     7/98     13307        7/93     10883      7/98     14902
           10624              13588                 11259               15321
           10835              13808                 11525               15597
           10284              13800                 10862               15589
  7/94     10501     7/99     13607        7/94     11089      7/99     15332
           10254              13322                 10769               15049
           10517              13257                 11116               15030
           10834              13538                 11584               15445
  7/95     11178     7/00     13894        7/95     11962      7/00     15991
           11390              14129                 12367               16330
           11699              14547                 12789               17028
           11555              14621                 12505               17048
  7/96     11724     7/01     15044        7/96     12751      7/01     17604
           11954              15260                 13073               18046
           12127              15251                 13280               18031
           12184              15413                 13335               18241
                     7/02     15778                            7/02     18784

                                                      Source: Lipper

Past performance cannot guarantee comparable future results. DUETO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY
DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOU FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

                                                     AFTER TAXES
                                                   ON DISTRIBUTIONS
                       BEFORE     AFTER TAXES        AND SALE OF
                       TAXES    ON DISTRIBUTIONS     FUND SHARES

CLASS A SHARES
 Inception (3/28/77)   6.32%         6.02%              6.04%
  10 years             4.67          4.58               4.71
   5 years             3.51          3.50               3.76
   1 year             -0.12         -0.12               1.69

CLASS B SHARES
 Inception (9/1/93)    3.98%         3.91%              4.02%
   5 years             3.38          3.37               3.54
   1 year             -0.95         -0.95               0.97

CLASS C SHARES
 Inception (8/4/97)    3.75%         3.74%              3.84%
   1 year              3.19          3.19               3.52

================================================================================

================================================================================

In addition to fund returns as of the close of the fiscal year, industry regulations require us to provide average annual total returns as of 6/30/02, the most recent calendar quarter-end, including sales charges, which were as follows:

                                                     AFTER TAXES
                                                   ON DISTRIBUTIONS
                       BEFORE     AFTER TAXES        AND SALE OF
                       TAXES    ON DISTRIBUTIONS     FUND SHARES

CLASS A SHARES
 Inception (3/28/77)   6.30%         6.00%              6.02%
  10 years             4.95          4.86               4.96
   5 years             3.65          3.64               3.89
   1 year              0.22          0.22               1.92

CLASS B SHARES
 Inception (9/1/93)    3.90%         3.83%              3.96%
   5 years             3.56          3.54               3.69
   1 year             -0.55         -0.55               1.23

CLASS C SHARES
 Inception (8/4/97)    3.58%         3.57%              3.71%
   1 year              3.33          3.33               3.62


After-tax returns include sales charges and are calculated using the historical highest individual federal marginal income tax rate and do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.

================================================================================

                                                                     APPENDIX IV

                                  [REGISTRANT]

                      MASTER INVESTMENT ADVISORY AGREEMENT

     THIS AGREEMENT is made this   day of           , 200 , by and between
[Registrant], a Delaware statutory trust (the "Trust") with respect to its series of shares shown on the Appendix A attached hereto, as the same may be amended from time to time, and A I M Advisors, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

     WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

     WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust, and as of the date of this Agreement, the Board of Trustees has created separate series portfolios (such portfolios and any other portfolios hereafter added to the Trust being referred to collectively herein as the "Funds"); and

     WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Funds upon the terms and conditions hereinafter set forth;

     NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

     1. Advisory Services. The Advisor shall act as investment advisor for the Funds and shall, in such capacity, supervise all aspects of the Funds' operations, including the investment and reinvestment of cash, securities or other properties comprising the Funds' assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Funds the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

     2. Investment Analysis and Implementation. In carrying out its obligations under Section 1 hereof, the Advisor shall:

          (a) supervise all aspects of the operations of the Funds;

          (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Funds, and whether concerning the individual issuers whose securities are included in the assets of the Funds or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Funds' assets;

          (c) determine which issuers and securities shall be represented in the Funds' investment portfolios and regularly report thereon to the Board of Trustees;

          (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

          (e) take, on behalf of the Trust and the Funds, all actions which appear to the Trust and the Funds necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Funds.

     3. Securities Lending Duties and Fees. The Advisor agrees to provide the following services in connection with the securities lending activities of each
Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

     As compensation for such services provided by the Advisor in connection with securities lending activities of each Fund, a lending Fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

     4. Delegation of Responsibilities. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

     5. Independent Contractors. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

     6. Control by Board of Trustees. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Funds, shall at all times be subject to any directives of the Board of Trustees.

     7. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

          (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

          (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

          (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

          (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

          (e) any other applicable provisions of state, federal or foreign law.

     8. Broker-Dealer Relationships. The Advisor is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates.

          (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

          (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Funds on a continuing basis. Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

          (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Funds to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Funds of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers and dealers who also provide research or statistical material, or other services to the Funds, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

          (d) With respect to one or more Funds, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Funds, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

          (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Funds are affiliated.

     9. Compensation. The compensation that each Fund shall pay the Advisor is set forth in Appendix B attached hereto.

     10. Expenses of the Funds. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

     11. Services to Other Companies or Accounts. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Funds.

     12. Non-Exclusivity. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

     13. Effective Date, Term and Approval. This Agreement shall become effective with respect to a Fund, if approved by the shareholders of such Fund, on the Effective Date for such Fund, as set forth in Appendix A attached hereto. If so approved, this Agreement shall thereafter continue in force and effect
until           , 200 , and may be continued from year to year thereafter, provided that the continuation of the Agreement is specifically approved at least annually:

          (a) (i) by the Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of such Fund (as defined in Section 2(a)(42) of the 1940 Act); and

          (b) by the affirmative vote of a majority of the trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
     Act) of a party to this Agreement (other than as trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

     14. Termination. This Agreement may be terminated as to the Trust or as to any one or more of the Funds at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act.

     15. Amendment. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

     16. Liability of Advisor and Fund. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

     17. Liability of Shareholders. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

     18. Notices. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

     19. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the

Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

     20. License Agreement. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                          [REGISTRANT]
                                          (a Delaware statutory trust)
Attest:

-----------------------------------------       By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

Attest:
                                                A I M ADVISORS, INC.

-----------------------------------------
                                                By: ----------------------------------------------------
           Assistant Secretary
                                                                       President
(SEAL)

                                   APPENDIX A
                           FUNDS AND EFFECTIVE DATES

NAME OF FUND                                                  EFFECTIVE DATE OF ADVISORY AGREEMENT
------------                                                  ------------------------------------
[To Be Added]                                                 [To Be Added]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

     The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

     [To Be Added -- Please see Exhibit L for the annual rates applicable to your Fund]

                                                                      APPENDIX V

                             [NAME OF INVESCO FUND]

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), dated as of August 13, 2003, by and between [name of current INVESCO Fund], a Maryland corporation (the "Company"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A to this Agreement, and [name of new Delaware statutory trust], a Delaware statutory trust (the "Trust"), acting on its own behalf and on behalf of each of its series portfolios, all of which are identified on Schedule A.

                                   BACKGROUND

     The Company is organized as a series management investment company and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company currently publicly offers shares of common stock representing interests in one or more separate series portfolios. Each of these series portfolios is listed on Schedule A and is referred to in this Agreement as a "Current Fund."

     The Board of Directors of the Company has designated one or more classes of common stock that represent interests in each Current Fund. Each of these classes is listed on Schedule B to this Agreement and is referred to in this Agreement as a "Current Fund Class."

     The Company desires to change its form and place of organization by reorganizing as the Trust. In anticipation of such reorganization, the Board of Trustees of the Trust has established a series portfolio corresponding to each of the Current Funds (each a "New Fund"), and has designated one or more classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"). Schedule A lists the New Funds and Schedule B lists the New Fund Classes.

     Each Current Fund desires to provide for its Reorganization (each, a "Reorganization" and collectively, the "Reorganizations") through the transfer of all of its assets to the corresponding New Fund in exchange for the assumption by such New Fund of the liabilities of the corresponding Current Fund and the issuance by the Trust to such Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares"). New Fund Shares received by a Current Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Current Fund immediately prior to the Reorganization (the "Current Fund Shares"). Each Current Fund will then distribute the New Fund Shares it has received to its shareholders.

     Each Reorganization of each Current Fund is dependent upon the consummation of the Reorganization of all of the other Current Funds, so that the Reorganizations of all of the Current Funds must be consummated if any of them are to be consummated. For convenience, the balance of this Agreement refers only to a single Reorganization, but the terms and conditions hereof shall apply separately to each Reorganization and to the Current Fund and the corresponding New Fund participating therein, as applicable.

     The Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement. This Agreement is intended to be and is adopted by the Company, on its own behalf and on behalf of the Current Funds, and by the Trust, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended.

     NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

1.  DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background to this Agreement. In addition, the following terms shall have the following meanings:

     1.1 "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

     1.2 "Closing" shall mean the consummation of the transfer of Assets, assumption of Liabilities and issuance of shares described in Sections 2.1 and
2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

     1.3  "Code" shall mean the Internal Revenue Code of 1986, as amended.

     1.4 "Current Fund" shall mean each of the series portfolios of the Company as shown on Schedule A.

     1.5 "Current Fund Class" shall mean each class of common stock of the Company representing an interest in a Current Fund as shown on Schedule B.

     1.6 "Current Fund Shares" shall mean the shares of a Current Fund outstanding immediately prior to the Reorganization.

     1.7  "Effective Time" shall have the meaning set forth in Section 3.1.

     1.8 "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

     1.9 "New Fund" shall mean each of the series portfolios of the Trust, one of which shall correspond to one of the Current Funds as shown on Schedule A.

     1.10 "New Fund Class" shall mean each class of shares of beneficial interest in a New Fund, one of which shall correspond to one of the Current Fund Classes as shown on Schedule B.

     1.11 "New Fund Shares" shall mean those shares of beneficial interest in a New Fund issued to a Current Fund hereunder.

     1.12 "Registration Statement" shall have the meaning set forth in Section 5.4.

     1.13 "RIC" shall mean a "regulated investment company" (as defined under Subchapter M of the Code).

     1.14  "SEC" shall mean the Securities and Exchange Commission.

     1.15 "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

     1.16  "Shareholders Meeting" shall have the meaning set forth in Section
5.1.

     1.17  "Transfer Agent" shall have the meaning set forth in Section 2.2.

     1.18  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

2.  PLAN OF REORGANIZATION

     2.1 The Company agrees, on behalf of each Current Fund, to assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Trust, on behalf of each New Fund, agrees in exchange therefor:

          (a) to issue and deliver to the corresponding Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated on Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated on Schedule B; and

          (b) to assume all of the Current Fund's Liabilities.

Such transactions shall take place at the Closing.

     2.2 At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the New Fund Shares issued pursuant to Section 5.2 shall be redeemed by each New Fund for $10.00 and (b) each Current Fund shall distribute the New Fund Shares received by it pursuant to Section 2.1 to the Current Fund's Shareholders in exchange for such Shareholders' Current Fund Shares. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Trust (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, shall simultaneously be canceled on each Current Fund's share transfer books. The Trust shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares shall represent New Fund Shares after the Reorganization.

     2.3 Following receipt of the required shareholder vote and as soon as reasonably practicable after the Closing, the status of each Current Fund as a designated series of the Company shall be terminated; provided, however, that the termination of each Current Fund as a designated series of the Company shall not be required if the Reorganization shall not have been consummated.

     2.4 Following receipt of the required shareholder vote and as soon as reasonably practicable after distribution of the New Fund Shares pursuant to
Section 2.2, the Company and the Trust shall cause Articles of Transfer to be filed with the State Department of Assessments and Taxation of Maryland and, following the filing of Articles of Transfer, the Company shall file Articles of Dissolution with the State Department of Assessments and Taxation of Maryland to dissolve the Company as a Maryland corporation; provided, however, that the filing of Articles of Transfer and Articles of Dissolution as aforesaid shall not be required if the Reorganization shall not have been consummated.

     2.5 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

     2.6 Any reporting responsibility of the Company or each Current Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

3.  CLOSING

     3.1 The Closing shall occur at the principal office of the Company on [date], 2003, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Company's and the Trust's close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

     3.2 The Company or its fund accounting agent shall deliver to the Trust at the Closing, a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Current Funds to the New

Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The Company shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3 The Company shall deliver to the Trust at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the Company's Secretary or Assistant Secretary. The Trust shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Trust shall issue and deliver a confirmation to the Company evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the Company that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.4 The Company and the Trust shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Company represents and warrants on its own behalf and on behalf of each Current Fund as follows:

          (a) The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, and its Charter is on file with the Maryland Department of Assessments and Taxation;

          (b) The Company is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

          (c) Each Current Fund is a duly established and designated series of the Company;

          (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

          (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

          (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each taxable year since it commenced operations that has ended (or will end) before the Closing and will continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each calendar year that has ended (or will end) before the Closing that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such calendar year;

          (g) During the five-year period ending on the date of the Reorganization, neither Company nor any person related to Company (as defined in Section 1.368-1(e)(3) of the Federal income tax regulations adopted pursuant to the Code without regard to Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of a Current Fund for consideration other than shares of such Current Fund, except for shares redeemed in the ordinary course of such Current Fund's business as an open-end investment company as required by the 1940 Act, or (ii) made distributions with respect to a Current Fund's shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in such Current Fund at the Effective Time. There is no plan or intention of the Shareholders who individually own 5% or more of any Current Fund Shares and, to the best of the Company's knowledge, there is no plan or intention of the remaining Shareholders to redeem or otherwise dispose of any New Fund Shares to be received by them in the Reorganization. The Company does not anticipate dispositions of those shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Current Fund as a series of an open-end investment company. Consequently, the Company is not aware of any plan that would cause the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of the Current Fund outstanding as of the Effective Time;

          (h) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

          (i) The Company is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as a series of an open-end diversified management investment company operating under the 1940 Act;

          (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Company's shareholders;

          (l) Throughout the five-year period ending on the date of the Closing, each Current Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner;

          (m) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

          (n) The total adjusted basis of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred assets are subject.

     4.2 The Trust represents and warrants on its own behalf and on behalf of each New Fund as follows:

          (a) The Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

          (b) The Trust is duly registered as an open-end management investment company under the 1940 Act. At the Effective Time, the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement shall be duly registered under the Securities Act of 1933 by a Registration Statement filed with the SEC;

          (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

          (d) No New Fund has commenced operations nor will it commence operations until after the Closing;

          (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Trust on behalf of any New Fund, except as provided in Section 5.2;

          (f) No consideration other than New Fund Shares (and each New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (g) The New Fund Shares to be issued and delivered to each corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and nonassessable;

          (h) Each New Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

          (i) The Trust, on behalf of the New Funds, has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Trust, on behalf of the New Funds, have any plan or intention to redeem or otherwise reacquire any New Fund Shares issued pursuant to the Reorganization, other than in the ordinary course of such business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act;

          (j) Each New Fund will actively continue the corresponding Current Fund's business in substantially the same manner that the Current Fund conducted that business immediately before the Reorganization; and no New Fund has any plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the New Fund will continuously review its investment portfolio (as each Current Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included in the Assets, provided, however that this Section 4.2(j) shall not preclude any of the combinations of funds set forth on Schedule C to this Agreement; and

          (k) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or statutory trust or "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization, provided, however that this Section 4.2(k) shall not preclude any of the combinations of Funds set forth on Schedule C.

     4.3 Each of the Company and the Trust, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

          (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefor;

          (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

          (c) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          (d) There is no intercompany indebtedness between a Current Fund and a New Fund that was issued or acquired, or will be settled, at a discount; and

          (e) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets.

5.  COVENANTS

     5.1 As soon as practicable after the date of this Agreement, the Company shall call a meeting of its shareholders (the "Shareholders Meeting") to consider and act on this Agreement and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. The Board of Directors of the Company shall recommend that shareholders approve this Agreement and, in connection therewith, sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation. Approval by shareholders of this Agreement will authorize the Company, and the Company hereby agrees, to vote on the matters referred to in Sections 5.2 and 5.3.

     5.2 Prior to the Closing, the Company shall acquire one New Fund Share in each New Fund Class of each New Fund for the purpose of enabling the Company to elect the Company's directors as the Trust's trustees (to serve without limit in time, except as they may resign or be removed by action of the Trust's trustees or shareholders), to ratify the selection of the Trust's independent accountants, and to vote on the matters referred to in Section 5.3.

     5.3 Immediately prior to the Closing, the Trust (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into a Master Investment Advisory Agreement, a Master Sub-Advisory Agreement, if applicable, a Master Administrative Services Agreement, Master Distribution Agreements, a Custodian Agreement, and a Transfer Agency and Servicing Agreement; shall adopt plans of distribution pursuant to Rule 12b-l of the 1940 Act, a multiple class plan pursuant to Rule 18f-3 of the 1940 Act; and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Trust's trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and by the Company as the sole shareholder of each New Fund.

     5.4 The Company or the Trust, as appropriate, shall file with the SEC one or more post-effective amendments to the Company's Registration Statement on Form N-lA under the Securities Act of 1933, as amended, and the 1940 Act, as amended (the "Registration Statement"), (i) which will contain such amendments to such Registration Statement as are determined by the Company to be necessary and appropriate to effect the Reorganization, (ii) which will register the New Fund Shares to be issued pursuant to Section 2.1 of this Agreement, and (iii) if applicable, under which the Trust will succeed to the Registration Statement, and shall use its best efforts to have such post-effective amendment or amendments to the Registration Statement become effective as of the Closing.

6.  CONDITIONS PRECEDENT

     The obligations of the Company, on its own behalf and on behalf of each Current Fund, and the Trust, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

          6.1 The shareholders of the Company shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

          6.2 All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consults, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the Company or the Trust may for itself waive any of such conditions.

          6.3 Each of the Company and the Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP as to the federal income tax consequences mentioned below. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters of representation that the Company and the Trust shall use their best efforts to deliver to such counsel) and the certificates delivered pursuant to Section 3.4. Such opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

             (a) The Reorganization will constitute a reorganization within the meaning of section 368(a) of the Code, and each Current Fund and each New Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

             (b) No gain or loss will be recognized to a Current Fund on the transfer of its Assets to the corresponding New Fund in exchange solely for the New Fund's New Fund Shares and the New Fund's assumption of the Current Fund's Liabilities or on the subsequent distribution of those New Fund Shares to its Shareholders, in constructive exchange for their Current Fund Shares, in liquidation of the Current Fund;

             (c) No gain or loss will be recognized to a New Fund on its receipt of the corresponding Current Fund's Assets in exchange for New Fund Shares and its assumption of the Current Fund's Liabilities;

             (d) Each New Fund's basis for the corresponding Current Fund's Assets will be the same as the basis thereof in the Current Fund's hands immediately before the Reorganization, and the New Fund's holding period for those Assets will include the Current Fund's holding period therefor;

             (e) A Shareholder will recognize no gain or loss on the constructive exchange of Current Fund Shares solely for New Fund Shares pursuant to the Reorganization; and

             (f) A Shareholder's basis for the New Fund Shares of each New Fund to be received in the Reorganization will be the same as the basis for the Current Fund Shares of the corresponding Current Fund to be constructively surrendered in exchange for such New Fund Shares, and a Shareholder's holding period for such New Fund Shares will include its holding period for such Current Fund Shares, provided that such Current Fund Shares are held as capital assets by the Shareholder at the Effective Time.

          6.4 No stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

     At any time prior to the Closing, any of the foregoing conditions (except those set forth in Sections 6.1 and 6.3) may be waived by the directors/trustees of either the Company or the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the Current Fund's Shareholders.

7.  EXPENSES

     Except as otherwise provided in Section 4.3(c), all expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by the parties as they mutually agree.

8.  ENTIRE AGREEMENT

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

9.  AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Company's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the shareholders' interests.

10.  TERMINATION

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Company's shareholders:

          10.1 By either the Company or the Trust (a) in the event of the other party's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

          10.2  By the parties' mutual agreement.

     Except as otherwise provided in Section 7, in the event of termination under Sections 10.1(c) or 10.2, there shall be no liability for damages on the part of either the Company or the Trust or any Current Fund or corresponding New Fund, to the other.

11.  MISCELLANEOUS

     11.1 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The execution and delivery of this Agreement have been authorized by the Trust's trustees, and this Agreement has been executed and delivered by a duly authorized officer of the Trust in his or her capacity as an officer of the Trust intending to bind the Trust as provided herein, and no officer, trustee or shareholder of the Trust shall be personally liable for the liabilities or obligations of the Trust incurred hereunder. The liabilities and obligations of the Trust pursuant to this Agreement shall be enforceable against the assets of the New Funds only and not against the assets of the Trust generally.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

Attest:                                       [NAME OF MARYLAND CORPORATION],
                                              on behalf of each of its series listed in Schedule A

                                              By: ----------------------------------------------------
--------------------------------------------

                                              Title:
                                              --------------------------------------------------
Attest:                                       [NAME OF DELAWARE STATUTORY TRUST],
                                              on behalf of each of its series listed in Schedule A

                                              By: ----------------------------------------------------
--------------------------------------------

                                              Title:
                                              --------------------------------------------------

                                   SCHEDULE A

SERIES OF                                                      CORRESPONDING SERIES OF
[MARYLAND CORPORATION]                                        [DELAWARE STATUTORY TRUST]
(EACH A "CURRENT FUND")                                          (EACH A "NEW FUND")
-----------------------                                       --------------------------
[To Be Added]...............................................        [To Be Added]

                                   SCHEDULE B

                                                              CORRESPONDING CLASSES OF
CLASSES OF EACH CURRENT FUND                                       EACH NEW FUND
----------------------------                                  ------------------------
[To Be Added]...............................................       [To Be Added]

                                   SCHEDULE C

                        PERMITTED COMBINATIONS OF FUNDS

INVESCO Advantage Fund into AIM Opportunities III Fund

INVESCO Growth Fund into AIM Large Cap Growth Fund

INVESCO Growth & Income Fund into AIM Blue Chip Fund

INVESCO European Fund into AIM European Growth Fund

AIM International Core Equity Fund into INVESCO
  International Blue Chip Value Fund

AIM New Technology Fund into INVESCO Technology Fund

AIM Global Science and Technology Fund into INVESCO
  Technology Fund

INVESCO Telecommunications Fund into INVESCO Technology Fund

AIM Global Financial Services Fund into INVESCO Financial
  Services Fund

AIM Global Energy Fund into INVESCO Energy Fund

AIM Global Utilities Fund into INVESCO Utilities Fund

INVESCO Real Estate Opportunity Fund into AIM Real Estate
  Fund

INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund

INVESCO High Yield Fund into AIM High Yield Fund

INVESCO Select Income Fund into AIM Income Fund

INVESCO U.S. Government Securities Fund into AIM
  Intermediate Government Fund

INVESCO Cash Reserves Fund into AIM Money Market Fund

INVESCO Tax-Free Money Fund into AIM Tax-Exempt Cash Fund

INVESCO Balanced Fund into INVESCO Total Return Fund

INVESCO Value Equity Fund into AIM Large Cap Basic Value
  Fund

AIM Premier Equity Fund II into AIM Premier Equity Fund

                              AIM HIGH YIELD FUND,
                                AIM INCOME FUND,
                        AIM INTERMEDIATE GOVERNMENT FUND,
                            AIM MONEY MARKET FUND AND
                            AIM MUNICIPAL BOND FUND,
               EACH A PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246



          INVESCO HIGH YIELD FUND,                   INVESCO CASH RESERVES FUND,
        INVESCO SELECT INCOME FUND,                 A PORTFOLIO OF INVESCO MONEY
       INVESCO TAX-FREE BOND FUND AND                      MARKET FUNDS,INC.
   INVESCO U.S. GOVERNMENT SECURITIES FUND             4350 South Monaco Street
EACH A PORTFOLIO OF INVESCO BOND FUNDS, INC.           Denver, Colorado 80237
          4350 South Monaco Street                    Toll Free: (800) 525-8085
           Denver, Colorado 80237
          Toll Free: (800) 525-8085



                       STATEMENT OF ADDITIONAL INFORMATION

  (October 21, 2003 Special Meetings of Shareholders of INVESCO Cash Reserves Fund, INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond
               Fund and INVESCO U.S. Government Securities Fund)


      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated August 25, 2003 of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund for use in connection with the Special Meetings of Shareholders of INVESCO Cash Reserves Fund, INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund and INVESCO U.S. Government Securities Fund to be held on October 21, 2003. Copies of each Combined Proxy Statement and Prospectus may be obtained at no charge by writing AIM Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in each Combined Proxy Statement and Prospectus.

      A Statement of Additional Information for AIM Investment Securities Funds dated July 21, 2003, as supplemented July 28, 2003, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

      The date of this Statement of Additional Information is August 15, 2003.

                                TABLE OF CONTENTS

THE TRUST .........................................     4
DESCRIPTION OF PERMITTED INVESTMENTS ..............     4
TRUSTEES AND OFFICERS OF THE TRUST ................     4
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES     4
ADVISORY AND MANAGEMENT RELATED SERVICES
     AGREEMENTS AND PLANS OF DISTRIBUTION .........     4
PORTFOLIO TRANSACTIONS ............................     4
DESCRIPTION OF SHARES .............................     5
DETERMINATION OF NET ASSET VALUE ..................     5
TAXES .............................................     5
PERFORMANCE DATA ..................................     5
FINANCIAL INFORMATION .............................     5





Appendix I       -     Statement of Additional Information of the Trust

Appendix II      -     Audited Financial Statements of INVESCO Cash Reserves
                       Fund (5/31/03)

Appendix III     -     Audited Financial Statements of INVESCO Bond Funds Inc.
                       (8/31/02)

Appendix IV      -     Unaudited Financial Statements of INVESCO Bond Funds Inc.
                       (2/28/03)

Appendix V       -     Pro forma financial statements for AIM High Yield Fund

Appendix VI      -     Pro forma financial statements for AIM Income Fund

Appendix VII     -     Pro forma financial statements for AIM Intermediate
                       Government Fund

Appendix VIII    -     Pro forma financial statements for AIM Money Market Fund

Appendix IX      -     Pro forma financial statements for AIM Municipal Bond
                       Fund

THE TRUST

This Statement of Additional Information relates to AIM Investment Securities Funds (the "Trust") and its investment portfolios, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund (the "Funds"). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds are separate series of shares of beneficial interest of the Trust. For additional information about the Trust, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Funds adopted by the Trust's Board of Trustees, see heading "Description of the Funds and Their Investments and Risks" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE TRUST

For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and executive officers identifying those who are interested persons of the Trust as well as stating their aggregate remuneration, see heading "Management of the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a disclosure of the control persons of the Funds, the principal holders of shares of the Funds and the ownership by officers and trustees of the Funds, see heading "Control Persons and Principal Holders of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Trust's advisory and management-related services agreements and plans of distribution, see headings "Investment Advisory and Other Services" and "Distribution of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Trust's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Trust's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Purchase, Redemption and Pricing of Shares" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Trust's shares, see heading "Dividends, Distributions and Tax Matters" in the Trust's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Trust, see heading "Calculation of Performance Data" in the Trust's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of AIM High Yield Fund, and the report thereon by Ernst & Young LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of AIM High Yield Fund, and the report thereon by Ernst & Young LLP, are set forth as Appendix I.

The audited financial statements of AIM Income Fund, and the report thereon by Ernst & Young LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of AIM Income Fund, and the report thereon by Ernst & Young LLP, are set forth as Appendix I.

The audited financial statements of AIM Intermediate Government Fund, and the report thereon by Ernst & Young LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of AIM Intermediate Government Fund, and the report thereon by Ernst & Young LLP, are set forth as Appendix I.

The audited financial statements of AIM Money Market Fund, and the report thereon by Ernst & Young LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of AIM Money Market Fund, and the report thereon by Ernst & Young LLP, are set forth as Appendix I.

The audited financial statements of AIM Municipal Bond Fund, and the report thereon by Ernst & Young LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The unaudited financial statements of AIM Municipal Bond Fund, and the report thereon by Ernst & Young LLP, are set forth as Appendix I.

The audited financial statements of INVESCO Cash Reserves Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO Cash Reserves Fund, dated May 31, 2003, which is incorporated herein by reference and attached hereto as Appendix II.

The audited financial statements of INVESCO High Yield Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO High Yield Fund, dated August 31, 2002, which is incorporated herein by reference and attached hereto as Appendix III.

The unaudited financial statements of INVESCO High Yield Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of INVESCO High Yield Fund dated February 28, 2003, which is incorporated herein by reference and attached hereto as Appendix IV.

The audited financial statements of INVESCO Select Income Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO Select Income Fund, dated August 31, 2002, which is incorporated herein by reference and attached hereto as Appendix III.

The unaudited financial statements of INVESCO Select Income Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of INVESCO Select Income Fund dated February 28, 2003, which is incorporated herein by reference and attached hereto as Appendix IV.

The audited financial statements of INVESCO Tax-Free Bond Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO Tax-Free Bond Fund, dated August 31, 2002, which is incorporated herein by reference and attached hereto as Appendix III.

The unaudited financial statements of INVESCO Tax-Free Bond Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of INVESCO Tax-Free Bond Fund dated February 28, 2003, which is incorporated herein by reference and attached hereto as Appendix IV.

The audited financial statements of INVESCO U.S. Government Securities Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of INVESCO U.S. Government Securities Fund, dated August 31, 2002, which is incorporated herein by reference and attached hereto as Appendix III.

The unaudited financial statements of INVESCO U.S. Government Securities Fund, and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Semi-Annual Report of INVESCO U.S. Government Securities Fund dated February 28, 2003, which is incorporated herein by reference and attached hereto as Appendix IV.

Pro forma financial statements for AIM High Yield Fund, giving effect to the reorganization of INVESCO High Yield Fund into AIM High Yield Fund, are attached hereto as Appendix V.

Pro forma financial statements for AIM Income Fund, giving effect to the reorganization of INVESCO Select Income Fund into AIM Income Fund, are attached hereto as Appendix VI.

Pro forma financial statements for AIM Intermediate Government Fund, giving effect to the reorganization of INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund, are attached hereto as Appendix VII.

Pro forma financial statements for AIM Money Market Fund, giving effect to the reorganization of INVESCO Cash Reserves Fund into AIM Money Market Fund, are attached hereto as Appendix VIII.

Pro forma financial statements for AIM Municipal Bond Fund, giving effect to the reorganization of INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund, are attached hereto as Appendix IX.

                                                                      APPENDIX I

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AIM CASH RESERVE AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AIM CASH RESERVE AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING
TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                                  OR BY CALLING
                                 (800) 347-4246

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 21, 2003, RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, AIM CASH RESERVE, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:

                     FUND                                        DATED
                     ----                                        -----
              AIM HIGH YIELD FUND                            JULY 21, 2003
                AIM INCOME FUND                              JULY 21, 2003
       AIM INTERMEDIATE GOVERNMENT FUND                      JULY 21, 2003
      AIM LIMITED MATURITY TREASURY FUND                  DECEMBER 2, 2002
             AIM MONEY MARKET FUND                           JULY 21, 2003
            AIM MUNICIPAL BOND FUND                          JULY 21, 2003
           AIM SHORT TERM BOND FUND                       DECEMBER 2, 2002
          AIM TOTAL RETURN BOND FUND                      DECEMBER 2, 2002

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................4
                    Equity Investments............................................................................7
                    Foreign Investments...........................................................................7
                    Debt Investments..............................................................................9
                    Other Investments............................................................................16
                    Investment Techniques........................................................................17
                    Derivatives..................................................................................22
         Fund Policies...........................................................................................28
         Temporary Defensive Positions...........................................................................32

MANAGEMENT OF THE TRUST..........................................................................................32
         Board of Trustees.......................................................................................32
         Management Information..................................................................................32
                    Trustee Ownership of Fund Shares.............................................................33
                    Factors Considered in Approving the Investment Advisory Agreement............................33
         Compensation............................................................................................34
                    Retirement Plan For Trustees.................................................................34
                    Deferred Compensation Agreements.............................................................34
                    Purchase of Class A Shares of the Funds at Net Asset Value...................................35
         Codes of Ethics.........................................................................................35
         Proxy Voting Policies...................................................................................35

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................36

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................36
         Investment Advisor......................................................................................36
         Service Agreements......................................................................................38
         Other Service Providers.................................................................................38

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................39
         Brokerage Transactions..................................................................................39
         Commissions.............................................................................................40
         Brokerage Selection.....................................................................................40
         Directed Brokerage (Research Services)..................................................................41
         Regular Brokers or Dealers..............................................................................41
         Allocation of Portfolio Transactions....................................................................41
         Allocation of Initial Public Offering ("IPO") Transactions..............................................42

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................43
         Purchase and Redemption of Shares.......................................................................43
         Offering Price..........................................................................................59
         Redemption In Kind......................................................................................61
         Backup Withholding......................................................................................61

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................62
         Dividends and Distributions.............................................................................62
         Tax Matters.............................................................................................63

DISTRIBUTION OF SECURITIES.......................................................................................71
         Distribution Plans......................................................................................71
         Distributor.............................................................................................73

CALCULATION OF PERFORMANCE DATA..................................................................................75



APPENDICIES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY VOTING POLICIES...........................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

ADMINISTRATIVE SERVICES FEES....................................................................................G-1

BROKERAGE COMMISSIONS...........................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS.................I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................K-1

TOTAL SALES CHARGES.............................................................................................L-1

PERFORMANCE DATA................................................................................................M-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eight separate portfolios: AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31.

         AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         EACH SHARE OF EACH FUND REPRESENTS AN EQUAL PROPORTIONATE INTEREST IN THAT FUND WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH FUND AS ARE DECLARED BY THE BOARD. EACH FUND OFFERS SEPARATE CLASSES OF SHARES AS FOLLOWS:

                                                     AIM CASH
                                                     RESERVE                                          INSTITUTIONAL     INVESTOR
FUND                        CLASS A    CLASS A3       SHARES        CLASS B     CLASS C     CLASS R       CLASS           CLASS
----                        ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM High Yield Fund            X                                      X           X                                         X
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Income Fund                X                                      X           X           X                             X
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Intermediate               X                                      X           X           X                             X
Government Fund
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Limited Maturity           X          X                                                                X
Treasury Fund
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Money Market Fund                                    X            X           X           X                             X
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Municipal Bond Fund        X                                      X           X                                         X
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Short Term Bond Fund                                                          X
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------
AIM Total Return Bond
Fund                           X                                      X           X
                            ---------  --------     -----------    ---------   ---------   ---------  --------------   -----------

         This Statement of Additional Information relates solely to the Class A, Class A3, AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares, which are discussed in a separate Statement of Additional Information, are intended for use by certain eligible institutional investors and are available to the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         o        retirement plans;and

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares, or AIM Cash Reserve shares with respect to AIM Money Market Fund, at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders, or AIM Cash Reserve shareholders with respect to AIM Money Market Fund, of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


FUND                                                                           AIM                                            AIM
SECURITY/                                                        AIM         LIMITED       AIM         AIM       AIM SHORT    TOTAL
INVESTMENT                                                    INTERMEDIATE   MATURITY     MONEY      MUNICIPAL     TERM      RETURN
TECHNIQUE                                       AIM INCOME     GOVERNMENT    TREASURY     MARKET       BOND        BOND       BOND
                          AIM HIGH YIELD FUND      FUND          FUND          FUND        FUND        FUND        FUND       FUND
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
                                                           EQUITY INVESTMENTS
Common Stock
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Preferred Stock                   X                  X                                                               X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Convertible Securities            X                  X                                                               X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Alternative Entity
Securities
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------

                                                           FOREIGN INVESTMENTS

Foreign Securities                X                  X                                      X                       X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Foreign Government
Obligations                       X                  X                                      X                       X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Foreign Exchange
Transactions                      X                  X                                                                         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------

                                                             DEBT INVESTMENTS

U.S. Government
Obligations                         X                X             X             X          X            X           X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Rule 2a-7 Requirements              X                X             X             X          X            X           X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Mortgage-Backed and
Asset-Backed Securities             X                X             X                                     X           X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Collateralized Mortgage
Obligations                                                                                                                    X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Bank Instruments                                                                            X                        X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Commercial Instruments                                                                      X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Participation Interests                                                                     X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Municipal Securities                X                X                                      X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Municipal Lease
Obligations                                                                                             X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Investment Grade
Corporate Debt
Obligations                         X                X             X                        X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Junk Bonds                          X                X                                                  X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------

                                                            OTHER INVESTMENTS

REITs                               X                X             X             X          X            X           X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Other Investment
Companies                           X                X             X             X          X            X           X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Defaulted Securities                X                X                                                   X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Municipal Forward
Contracts
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Variable or Floating
Rate Instruments                    X                X                                      X                       X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Indexed Securities
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Zero-Coupon and
Pay-in-Kind Securities              X                X             X                                                X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Synthetic Municipal
Instruments
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

FUND                                                                           AIM                                            AIM
SECURITY/                                                        AIM         LIMITED       AIM         AIM       AIM SHORT    TOTAL
INVESTMENT                                                    INTERMEDIATE   MATURITY     MONEY      MUNICIPAL     TERM      RETURN
TECHNIQUE                                       AIM INCOME     GOVERNMENT    TREASURY     MARKET       BOND        BOND       BOND
                          AIM HIGH YIELD FUND      FUND          FUND          FUND        FUND        FUND        FUND       FUND
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
                                                          INVESTMENT TECHNIQUES
Delayed Delivery
Transactions                        X                X             X             X          X            X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
When-Issued Securities              X                X             X             X          X            X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Short Sales                         X                X             X                                     X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Margin Transactions
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Swap Agreements                                     X                                                                X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Interfund Loans                     X               X              X             X           X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Borrowing                           X               X              X             X           X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Lending Portfolio                   X               X              X             X           X           X           X          X
Securities
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Repurchase Agreements               X               X              X             X           X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Reverse Repurchase                  X               X              X             X           X           X           X          X
Agreements
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Dollar Rolls                                        X              X                                                 X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Illiquid Securities                 X               X              X             X           X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Rule 144A Securities                X               X              X                         X           X           X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Unseasoned Issuers                                                                                                   X          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Sale of Money Market
Securities                                                                                   X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Standby Commitments
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------

                                                               DERIVATIVES

Equity-Linked
Derivatives
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Put Options                         X               X               X                                                X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Call Options                        X               X               X                                     X          X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Straddles                           X               X               X                                                X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Warrants                            X               X                                                                X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Futures Contracts and
Options on Futures
Contracts                           X               X               X                                     X          X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Forward Currency
Contracts                           X               X                                                                          X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------
Cover                               X               X               X                                     X          X         X
-----------------------   -------------------   -----------   ------------   ---------   --------    ----------  ---------   ------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         AIM High Yield Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU") established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risk of Developing Countries. AIM High Yield Fund, AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Total Return Bond Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

         o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

         o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

         o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

         o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. AIM Short Term Bond Fund, AIM Total Return Bond Fund and AIM Income Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise.

If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options as (i.e., the market value) illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that only AIM Municipal Bond Fund is subject to restriction (9). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 331/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

       ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.

         (7) AIM Municipal Bond Fund will not: invest 25% or more of its assets in (a) securities whose issuers are located in the same state; (b) securities the interest upon which is paid from revenues of similar type projects; or (c) industrial development bonds. The policy described in (b) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-audit services that are provided to the Fund by its independent auditors. During the fiscal year ended July 31, 2002, the Audit Committee held five meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended July 31, 2002, the Investments Committee held five meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended July 31, 2002, the Valuation Committee held one meeting.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended July 31, 2002, the Committee on Directors/Trustees held six meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was re-approved for each Fund other than AIM Short Term Bond Fund by the Trust's Board at a meeting held on May 13-14, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The

Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Trasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

         The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to each Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by each Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

FUND NAME                                                           NET ASSETS                        ANNUAL RATE
---------                                                    ------------------------------       --------------------
AIM High Yield Fund                                          First $200 million                          0.625%
                                                             Next $300 million                           0.55%
                                                             Next $500 million                           0.50%
                                                             Amount over $1 billion                      0.45%
                                                             ------------------------------       --------------------

AIM Income Fund                                              First $200 million                          0.50%
AIM Intermediate Government Fund                             Next $300 million                           0.40%
AIM Municipal Bond Fund                                      Next $500 million                           0.35%
                                                             Amount over $1 billion                      0.30%
                                                             ------------------------------       --------------------

AIM Money Market Fund                                        First $1 billion                            0.55%
                                                             Amount over $1 billion                      0.50%
                                                             ------------------------------       --------------------

AIM Limited Maturity Treasury Fund                           First $500 million                          0.20%
                                                             Amount over $500 million                    0.175%
                                                             ------------------------------       --------------------

AIM Short Term Bond Fund                                     All Assets                                  0.40%

                                                             ------------------------------       --------------------

AIM Total Return Bond                                        First $500 million                          0.50%
                                                             Next $500 million                           0.45%
                                                             Amount over $1 billion                      0.40%
                                                             ------------------------------       --------------------

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class C shares to 1.20%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund for the last three fiscal years ended July 31, are found in Appendix F.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31, are found in Appendix G.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other

AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds), and AFS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.

         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.

         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31, are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Trust's Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2002 are found in Appendix I.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended July 31, 2002 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPOs transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund                         AIM Large Cap Growth Fund
AIM Asia Pacific Growth Fund                       AIM Libra Fund
AIM Basic Value Fund                               AIM Mid Cap Basic Value Fund
AIM Blue Chip Fund                                 AIM Mid Cap Core Equity Fund
AIM Capital Development Fund                       AIM Mid Cap Growth Fund
AIM Charter Fund                                   AIM New Technology Fund
AIM Constellation Fund                             AIM Opportunities I Fund
AIM Dent Demographic Trends Fund                   AIM Opportunities II Fund
AIM Diversified Dividend Fund                      AIM Opportunities III Fund
AIM Emerging Growth Fund                           AIM Premier Equity Fund
AIM European Growth Fund                           AIM Premier Equity II Fund
AIM European Small Company Fund                    AIM Select Equity Fund
AIM Global Utilities Fund                          AIM Small Cap Equity Fund
AIM Global Value Fund                              AIM Small Cap Growth Fund
AIM International Emerging Growth Fund             AIM Weingarten Fund
AIM International Growth Fund
AIM International Core Equity Fund
AIM Large Cap Basic Value Fund

                                                                                   Dealer
                                                 Investor's Sales Charge          Concession
                                             -------------------------------     -------------

                                                  As a              As a             As a
                                               Percentage        Percentage       Percentage
                                              of the Public      of the Net      of the Public
          Amount of Investment in               Offering          Amount           Offering
           Single Transaction(1)                 Price           Invested           Price
          -----------------------            --------------    --------------    --------------
             Less than $    25,000                     5.50%             5.82%             4.75%
$ 25,000 but less than $    50,000                     5.25              5.54              4.50
$ 50,000 but less than $   100,000                     4.75              4.99              4.00
$100,000 but less than $   250,000                     3.75              3.90              3.00
$250,000 but less than $   500,000                     3.00              3.09              2.50
$500,000 but less than $ 1,000,000                     2.00              2.04              1.60


(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

 CATEGORY II FUNDS

AIM Balanced Fund                              AIM Global Trends Fund
AIM Basic Balanced Fund                        AIM High Income Municipal Fund
AIM Developing Markets Fund                    AIM High Yield Fund
AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Global Energy Fund                         AIM Intermediate Government Fund
AIM Global Financial Services Fund             AIM Municipal Bond Fund
AIM Global Growth Fund                         AIM Real Estate Fund
AIM Global Health Care Fund                    AIM Total Return Bond Fund
AIM Global Science and
    Technology Fund



                                                                                    Dealer
                                                    Investor's Sales Charge        Concession
                                               --------------------------------    ----------
                                                    As a             As a              As a
                                                 Percentage       Percentage        Percentage
                                                of the Public     of the Net       of the Public
          Amount of Investment in                 Offering          Amount           Offering
            Single Transaction                     Price           Invested           Price
          -----------------------              --------------    --------------    --------------
             Less than   $   50,000                      4.75%             4.99%             4.00%
 $  50,000 but less than $  100,000                      4.00              4.17              3.25
 $ 100,000 but less than $  250,000                      3.75              3.90              3.00
 $250,000 but less than  $  500,000                      2.50              2.56              2.00
 $500,000 but less than  $1,000,000                      2.00              2.04              1.60


         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                    Dealer
                                                    Investor's Sales Charge        Concession
                                               --------------------------------    ----------
                                                    As a             As a              As a
                                                 Percentage       Percentage        Percentage
                                                of the Public     of the Net       of the Public
          Amount of Investment in                 Offering          Amount           Offering
            Single Transaction                     Price           Invested           Price
          -----------------------              --------------    --------------    --------------
             Less than   $  100,000                      1.00%             1.01%             0.75%
 $ 100,000 but less than $  250,000                      0.75              0.76              0.50
 $ 250,000 but less than $1,000,000                      0.50              0.50              0.40

         Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code"), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:


                              PERCENT OF PURCHASES

                          1% of the first $2 million
                          plus 0.80% of the next $1 million
                          plus 0.50% of the next $17 million
                          plus 0.25% of amounts in excess of $20 million


         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund may not be exchanged for Class A Shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                          0.50% of the first $20 million
                          plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual ; and

         o a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

         a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

         b. each transmittal is accompanied by a single check or wire transfer; and

         c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         o any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

    o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

    Calculating the Number of Shares to be Purchased

    o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

    o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

    o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

    o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

    Fulfilling the Intended Investment

    o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

    o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

    o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    Canceling the LOI

    o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

    o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

    Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

    LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

    o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

    o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

    o    AIM Management and its affiliates, or their clients;

    o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark--and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

    o Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

    o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

    o    Purchases through approved fee-based programs;

    o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

               a.    a plan's initial investment is at least $1 million;

               b.    the employer or plan sponsor signs a $1 million LOI;

               c. there are at least 100 employees eligible to participate in the plan; or

               d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

               e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

               f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

    o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

    o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

    o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

    o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

    o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

    o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

    o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

    o    Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code;

    o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

    o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

    o    the reinvestment of dividends and distributions from a Fund;

    o    exchanges of shares of certain Funds;

    o    use of the reinstatement privilege; or

    o    a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         Percent of Cumulative Purchases



                         0.75% of the first $5 million

                         plus 0.50% of amounts in excess of $5 million


         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge. or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fe of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Redemption Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A Shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

    o Redemptions of shares of Category I or II Funds held more than 18 months;

    o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

    o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

    o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

    o    Redemptions from private foundations or endowment funds;

    o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

    o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund shares;

    o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

    o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

    o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

    o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares;

    o Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

    o Redemptions of shares of Category I or II Funds held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

    o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

    o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

    o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

    o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

    o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

    o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of
         Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

    o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

    o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

    CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

    o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

    o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

    o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
         Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs;
         (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds;

         (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

    o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

    o Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

    o    Investment account(s) of AIM.

    CDSCs will not apply to the following redemptions of Class C shares:

    o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

    o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to
         Section 401, 403, or 457 of the Code;

    o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

    o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

    CDSCs will not apply to the following redemptions of Class R shares:

    o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

    o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.



General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN the investor acknowledges and agrees that neither AFS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AFS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AFS. Upon receiving returned mail, AFS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AFS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is


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


unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AFS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on July 31, 2002, AIM High Yield Fund - Class A shares had a net asset value per share of $3.70. The offering price, assuming an initial sales charge of 4.75%, therefore was $3.88.

Calculation of Net Asset Value

For AIM Money Market Fund

         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

For AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven
(7) days or less are valued at par, which reflects the market value of such securities.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.


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


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.    the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, except AIM Money Market Fund, dividends begin accruing on the first business day on which a purchase order for shares of the Fund is effective (settle date), and accrue through the day prior to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund). For AIM Money Market Fund, dividends begin accruing one day after a purchase order for shares is effective and accrue through the day a redemption order is effective. Thus, if a purchase order is effective on Thursday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund).

         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings in order to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below..

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while such Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Trust as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Trust to qualify as a regulated investment company may limit the extent to which these Funds will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Fund's fiscal year ending July 31, 2003 may be taxable at a maximum rate of 20%. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or have stock of the same class with respect to which the dividends are paid that is readily tradable on an established securities market within the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax, the Fund intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

         Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, AIM Municipal Bond Fund intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

         Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

         Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

         The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the

Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on June 10, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares (other than AIM Money Market Fund and AIM Short Term Bond Fund), Class A3 shares of AIM Limited Maturity Treasury Fund, Class B shares (other than AIM Short Term Bond Fund), Class C shares, Class R (other than AIM Short Term Bond Fund) shares and Investor Class shares, if applicable, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.



                                                                                                            INVESTOR
                                                                                                            --------
       FUND                             CLASS A*     CLASS A3       CLASS B       CLASS C      CLASS R       CLASS
       ----                             --------     --------       -------       -------      -------       -----
AIM High Yield Fund                        0.25%          N/A         1.00%         1.00%          N/A         0.25%
AIM Income Fund                            0.25           N/A         1.00          1.00          0.50%        0.25
AIM Intermediate Government Fund           0.25           N/A         1.00          1.00          0.50         0.25
AIM Limited Maturity Treasury Fund         0.15          0.35%         N/A           N/A           N/A          N/A
AIM Money Market Fund                      0.25           N/A         1.00          1.00          0.50         0.25
AIM Municipal Bond Fund                    0.25           N/A         1.00          1.00           N/A         0.25
AIM Short Term Bond Fund                    N/A           N/A          N/A          1.00           N/A          N/A
AIM Total Return Bond Fund                 0.35           N/A         1.00          1.00           N/A          N/A

* AIM Cash Reserve shares of AIM Money Market Fund

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the

Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class A3, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2004, to waive up to 0.10% of average net assets of AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through July 31, 2004, to waive 0.40% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B, Class C, Class R and Investor Class shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund), as applicable, attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans.

AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2002 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom

AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Class C shares (except for AIM Short Term Bond Fund) will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares (except for AIM Short Term Bond Fund) for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended July 31, are found in Appendix L.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P     =  a hypothetical initial payment of $1,000;

                T     =  average annual total return (assuming the applicable
                         maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n     =  number of years; and

                ERV   =  ending redeemable value of a hypothetical $1,000
                         payment at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are found in Appendix M.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; and (5) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations


         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:


                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are found in Appendix M.

Calculation of Certain Performance Data

         Funds offering Class A3 or Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class A3 or Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3 and Class R shares. If the Fund's Class A3 or Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3 or Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3 or Class R shares). If the Fund's Class A3 or Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 or Class R shares.

         AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Investor Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Investor Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds', except for AIM Money Market Fund, non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive (i) AIM Money Market Fund's non-standardized average annual total returns over a stated period, and (ii) AIM Money Market Fund's non-standardized cumulative total returns over a stated period.


Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where        P     =   a hypothetical initial payment of $1,000 ;

             T     =   average annual total return (after taxes on
                       distributions);

             n     =   number of years; and

             ATV   =   ending value of a hypothetical $1,000 payment made at
                D      the beginning of the one, five, or ten year periods (or
                       since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended January 31, 2003 are found in Appendix M.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR

where        P     =     a hypothetical initial payment of $1,000;

             T     =     average annual total return (after taxes on
                         distributions and redemption);

             n     =     number of years; and

             ATV   =     ending value of a hypothetical $1,000 payment made at
                DR       the beginning of the one, five, or ten year periods (or
                         since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended January 31, 2003 are found in Appendix M.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where       a   =  dividends and interest earned during a stated 30-day period.
                   For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

            b   =  expenses accrued during period (net of reimbursements).

            c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

            d   =  the maximum offering price per share on the last day of the period.

         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

                           Y = (V1 -- V )    x       365
                                       0
                               ----------            ---
                                     V               7
                                      0

         Where       Y    =   annualized yield.

                     V    =   the value of a hypothetical pre-existing account
                      0       in the AIM Money Market Fund having a balance of
                              one share at the beginning of a stated seven-day period.

                     V    =   the value of such an account at the end of the
                      1       stated period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:


                                          365/7
                              EY = (Y + 1)      - 1

         Where       EY = effective annualized yield.

                     Y  = annualized yield, as determined above.

         The yield for each Fund, the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of AIM Money Market Fund are found in Appendix M. In addition, the distribution rates for each Fund (other than AIM Money Market Fund) are found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

                  The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today


         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                       Society of CLU & ChFC           Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                      Stanger
         Donoghue's                             Weisenberger
         Mutual Fund Values (Morningstar)       Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Consumer Price Index
         Lehman Brothers Aggregate Bond Index
         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate Government Bond Index
         Lehman Brothers 1-2 year Government Bond Index
         Lehman Brothers 1-3 year Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Money Market Fund Index
         Lipper Short U.S. Treasury Fund Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; and/or
(iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.


                            TRUSTEE
 NAME, YEAR OF BIRTH AND    AND/OR                                                 OTHER
POSITION(s) HELD WITH THE   OFFICER   PRINCIPAL OCCUPATION(s) DURING PAST 5    DIRECTORSHIP(s)
          TRUST              SINCE                    YEARS                    HELD BY TRUSTEE
--------------------------- -------- ----------------------------------------- -----------------
INTERESTED PERSONS
------------------
Robert H. Graham(1)--1946     1988   Director and Chairman, A I M Management    None
Trustee, Chairman and                Group Inc. (financial services holding
President                            company); Director and Vice Chairman,
                                     AMVESCAP PLC and Chairman of AMVESCAP PLC-
                                     AIM Division (parent of AIM and a global
                                     investment management firm)

                                     Formerly:  President and Chief
                                     Executive Officer, A I M Management
                                     Group Inc.; Director, Chairman and
                                     President, A I M Advisors, Inc.
                                     (registered investment advisor);
                                     Director and Chairman, A I M Capital
                                     Management, Inc. (registered investment
                                     advisor), A I M Distributors, Inc.
                                     (registered broker dealer), A I M Fund
                                     Services, Inc. (registered transfer
                                     agent), and Fund Management Company
                                     (registered broker dealer); and Chief
                                     Executive Officer, AMVESCAP PLC -
                                     Managed Products
--------------------------- -------- ----------------------------------------- -----------------
Mark H. Williamson(2)--1951   2003   Director, President and Chief Executive    Director and
Trustee and Executive                Officer, A I M Management Group Inc.       Chairman,
Vice President                       (financial services holding company);      INVESCO Bond
                                     Director, Chairman and President, A I M    Funds, Inc.,
                                     Advisors, Inc. (registered investment      INVESCO
                                     advisor); Director, A I M Capital          Combination
                                     Management, Inc. (registered investment    Stock & Bond
                                     advisor) and A I M Distributors, Inc.      Funds, Inc.,
                                     (registered broker dealer), Director       INVESCO
                                     and Chairman, A I M Fund Services, Inc.    Counselor
                                     (registered transfer agent), and Fund      Series Funds,
                                     Management Company                         Inc., INVESCO
                                     (registered broker dealer); and Chief      International
                                     Executive Officer, AMVESCAP PLC - AIM      Funds, Inc.,
                                     Division (parent of AIM and a global       INVESCO Manage
                                     investment management firm)                Series Funds, r
                                                                                Inc., INVESCO
                                     Formerly:  Director, Chairman,             Money Market
                                     President and Chief Executive Officer,     Funds, Inc.,
                                     INVESCO Funds Group, Inc.; and INVESCO     INVESCO Sector
                                     Distributors, Inc.; Chief Executive        Funds, Inc.,
                                     Officer, AMVESCAP PLC - Managed            INVESCO Stock
                                     Products; Chairman and Chief Executive     Funds, Inc.,
                                     Officer of NationsBanc Advisors, Inc.;
                                     and
--------------------------- -------- ----------------------------------------- -----------------


---------

1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

2 Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

                            TRUSTEE
NAME, YEAR OF BIRTH AND      AND/OR                                                  OTHER
POSITION(s) HELD WITH THE   OFFICER    PRINCIPAL OCCUPATION(s) DURING PAST 5    DIRECTORSHIP(s)
          TRUST              SINCE                    YEARS                     HELD BY TRUSTEE
--------------------------- -------- ----------------------------------------- -----------------
                                     Chairman of NationsBanc Investments, Inc.  INVESCO
                                                                                Treasurer's
                                                                                Series Funds,
                                                                                Inc. and
                                                                                INVESCO
                                                                                Variable
                                                                                Investment
                                                                                Funds, Inc.

INDEPENDENT TRUSTEES
--------------------------- -------- ----------------------------------------- -----------------
Frank S. Bayley--1939         2001   Of Counsel, law firm of Baker & McKenzie   Badgley Funds,
Trustee                                                                         Inc.
                                                                                (registered
                                                                                investment
                                                                                company)
--------------------------- -------- ----------------------------------------- -----------------
Bruce L. Crockett--1944       1992   Chairman, Crockett Technology              ACE
Trustee                              Associates (technology consulting          Limited
                                     company)                                   (insurance
                                                                                company);
                                                                                and
                                                                                Captaris,
                                                                                Inc.
                                                                                unified
                                                                               (messaging
                                                                                provider)

--------------------------- -------- ----------------------------------------- -----------------
Albert R. Dowden --  1941     2000   Director, Magellan Insurance Company;      Cortland Trust,
Trustee                              Member of Advisory Board of Rotary Power   Inc.
                                     International (designer, manufacturer, and (registered
                                     seller of rotary power engines) and        investment
                                     Director, The Boss Group (private equity   company)
                                     group) and Annuity & Life Re (Holdings),
                                     Ltd. (re-insurance company)

                                     Formerly:  Director, President and
                                     Chief Executive Officer, Volvo Group
                                     North America, Inc.; Senior Vice
                                     President, AB Volvo; and director of
                                     various affiliated Volvo companies
--------------------------- -------- ----------------------------------------- -----------------
Edward K. Dunn, Jr.--1935     1998   Formerly:  Chairman, Mercantile            None
Trustee                              Mortgage Corp.; President and  Chief
                                     Operating Officer, Mercantile-Safe
                                     Deposit & Trust Co.; and President,
                                     Mercantile Bankshares Corp.
--------------------------- -------- ----------------------------------------- -----------------
Jack M. Fields--1952          1997   Chief Executive Officer, Twenty First      Administaff
Trustee                              Century Group, Inc. (government affairs
                                     company) and Texana Timber LP
--------------------------- -------- ----------------------------------------- -----------------
Carl Frischling--1937         1990   Partner, law firm of Kramer Levin          Cortland Trust,
Trustee                              Naftalis and Frankel LLP                   Inc.
                                                                               (registered
                                                                                investment
                                                                                company)
--------------------------- -------- ----------------------------------------- -----------------

                            TRUSTEE
NAME, YEAR OF BIRTH AND      AND/OR                                                  OTHER
POSITION(s) HELD WITH THE   OFFICER    PRINCIPAL OCCUPATION(s) DURING PAST 5    DIRECTORSHIP(s)
          TRUST              SINCE                    YEARS                     HELD BY TRUSTEE
--------------------------- -------- ----------------------------------------- -----------------
Prema Mathai-Davis--1950      1998   Formerly, Chief Executive Officer, YWCA    None
Trustee                              of the USA
--------------------------- -------- ----------------------------------------- -----------------
Lewis F. Pennock--1942        1988   Partner, law firm of Pennock & Cooper      None
Trustee
--------------------------- -------- ----------------------------------------- -----------------
Ruth H. Quigley--1935         2001   Retired                                    None
Trustee
--------------------------- -------- ----------------------------------------- -----------------
Louis S. Sklar--1939          1990   Executive Vice President, Hines (real      None
Trustee                              estate development company)
--------------------------- -------- ----------------------------------------- -----------------
OTHER OFFICERS
--------------------------- -------- ----------------------------------------- -----------------
Kevin M. Carome(3)-1956       2003   Director, Senior Vice President,           N/A
Senior Vice President                Secretary and General Counsel, A I M
                                     Management Group Inc. (financial
                                     services holding company) and A I M
                                     Advisors, Inc.; and Vice President, A I
                                     M Capital Management, Inc., A I M
                                     Distributors, Inc. and A I M Fund
                                     Services, Inc.; Director, Vice
                                     President and General Counsel, Fund
                                     Management Company

                                     Formerly:  Senior Vice President and
                                     General Counsel, Liberty Financial
                                     Companies, Inc.; and Senior Vice
                                     President and General Counsel, Liberty
                                     Funds Group, LLC
--------------------------- -------- ----------------------------------------- -----------------
Gary T. Crum(4)--1947         1991   Director, Chairman and Director of         N/A
Senior Vice President                Investments, A I M Capital Management,
                                     Inc.; Director and Executive Vice
                                     President, A I M Management Group Inc.;
                                     Director and Senior Vice President, A I
                                     M Advisors, Inc.; and Director, A I M
                                     Distributors, Inc. and AMVESCAP PLC

                                     Formerly:  Chief Executive Officer and
                                     President, A I M Capital Management,
                                     Inc.
--------------------------- -------- ----------------------------------------- -----------------
Stuart W. Coco--1955          2002   Managing Director and Chief Research       N/A
Vice President                       Officer - Fixed Income, A I M Capital
                                     Management, Inc.; and Vice President, A
                                     I M Advisors, Inc.
--------------------------- -------- ----------------------------------------- -----------------


---------

3        Mr. Carome became Senior Vice President of the Company on May 13, 2003.

4        Information is current as of January 10, 2003.

                            TRUSTEE
NAME, YEAR OF BIRTH AND      AND/OR                                                  OTHER
POSITION(s) HELD WITH THE   OFFICER    PRINCIPAL OCCUPATION(s) DURING PAST 5    DIRECTORSHIP(s)
          TRUST              SINCE                    YEARS                     HELD BY TRUSTEE
--------------------------- -------- ----------------------------------------- -----------------
Melville B. Cox--1943         1992   Vice President and Chief Compliance        N/A
Vice President                       Officer, A I M Advisors, Inc. and A I M
                                     Capital Management, Inc.; and Vice
                                     President, A I M Fund Services, Inc.
--------------------------- -------- ----------------------------------------- -----------------
Edgar M. Larsen(4)-1940       2002   Vice President, A I M Advisors, Inc.;      N/A
Vice President                       and President, Chief Executive Officer
                                     and Chief Investment Officer, A I M
                                     Capital Management, Inc.
--------------------------- -------- ----------------------------------------- -----------------
Karen Dunn Kelley--1960       1992   Managing Director and Chief Cash           N/A
Vice President                       Management Officer, A I M Capital
                                     Management, Inc.; Director and
                                     President, Fund Management Company; and
                                     Vice President, A I M Advisors, Inc.
--------------------------- -------- ----------------------------------------- -----------------
Dana R. Sutton--1959          1988   Vice President and Fund Treasurer, A I     N/A
Vice President and                   M Advisors, Inc.
Treasurer
--------------------------- -------- ----------------------------------------- -----------------
Nancy L. Martin(5)-1957       2003   Vice President, A I M Advisors, Inc.;      N/A
Secretary                            and Vice President and General Counsel,
                                     A I M Capital Management, Inc.
--------------------------- -------- ----------------------------------------- -----------------

---------

4        Information is current as of January 10, 2003.

5        Ms. Martin became Secretary of the Trust on April 1, 2003.

             TRUSTEE OWNERSHIP OF FUND SHARES AS OF JANUARY 1, 2003
-----------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF
                                                                   EQUITY SECURITIES IN ALL
                                                                     REGISTERED INVESTMENT
                                                                     COMPANIES OVERSEEN BY
                          DOLLAR RANGE OF EQUITY SECURITIES      TRUSTEE IN THE AIM FAMILY OF
   NAME OF TRUSTEE                     PER FUND                            FUNDS(R)
---------------------- ----------------------------------------- ------------------------------
Robert H. Graham       High Yield              $10,001 - $50,000         Over $100,000
                       Limited Maturity Treasury  Over  $100,000
                       Money Market               Over  $100,000
                       Municipal Bond             Over  $100,000
---------------------- ----------------------------------------- ------------------------------
Mark H. Williamson                      - 0 -                          $10,001 - $50,000
---------------------- ----------------------------------------- ------------------------------
Frank S. Bayley                         - 0 -                          $10,001 - $50,000
---------------------- ----------------------------------------- ------------------------------
Bruce L. Crockett      High Yield                   $1 - $10,000          $1 - $10,000
---------------------- ----------------------------------------- ------------------------------
Albert R. Dowden                        - 0 -                          $50,001 - $100,000
---------------------- ----------------------------------------- ------------------------------
Edward K. Dunn, Jr.    High Yield                   $1 - $10,000
                       Money Market                Over $100,000        Over $100,000(6)
---------------------- ----------------------------------------- ------------------------------
Jack M. Fields                          - 0 -                           Over $100,000(6)
---------------------- ----------------------------------------- ------------------------------
Carl Frischling        High Yield II           $10,001 - $50,000        Over $100,000(6)
---------------------- ----------------------------------------- ------------------------------
Prema Mathai-Davis                      - 0 -                           Over $100,000(6)
---------------------- ----------------------------------------- ------------------------------
Lewis F. Pennock       High Yield                   $1 - $10,000       $50,001 - $100,000
                       Money Market                 $1 - $10,000
---------------------- ----------------------------------------- ------------------------------
Ruth H. Quigley                         - 0 -                              $1 -$10,000
---------------------- ----------------------------------------- ------------------------------
Louis S. Sklar                          - 0 -                           Over $100,000(6)
--------------------- ----------------------------------------- ------------------------------

---------

6 Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                       RETIREMENT   ESTIMATED
                                        AGGREGATE       BENEFITS      ANNUAL         TOTAL
                                      COMPENSATION      ACCRUED      BENEFITS     COMPENSATION
                                        FROM THE         BY ALL        UPON       FROM ALL AIM
          TRUSTEE                        TRUST(1)     AIM FUNDS(2)  RETIREMENT(3)   FUNDS(4)
-----------------------------------   ------------    ------------  ------------- ------------
Frank S. Bayley                          $  7,711      $142,800      $ 90,000       $150,000
-----------------------------------      --------      --------      --------       --------
Bruce L. Crockett                           8,943        50,132        90,000        149,000
-----------------------------------      --------      --------      --------       --------
Albert R. Dowden                            8,943        57,955        90,000        150,000
-----------------------------------      --------      --------      --------       --------
Edward K. Dunn, Jr                          8,943        94,149        90,000        149,000
-----------------------------------      --------      --------      --------       --------
Jack M. Fields                              8,913        29,153        90,000        153,000
-----------------------------------      --------      --------      --------       --------
Carl Frischling(5)                          8,913        74,511        90,000        150,000
-----------------------------------      --------      --------      --------       --------
Prema Mathai-Davis                          8,943        33,931        90,000        150,000
-----------------------------------      --------      --------      --------       --------
Lewis F. Pennock                            9,205        54,802        90,000        154,000
-----------------------------------      --------      --------      --------       --------
Ruth H. Quigley                             7,741       142,502        90,000        153,000
-----------------------------------      --------      --------      --------       --------
Louis S. Sklar                              9,205        78,500        90,000        153,000
===================================      ========      ========      ========       ========

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2002, including earnings, was $47,728.

(2) During the fiscal year ended July 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $8,680.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the fiscal year ended July 31, 2002, the Trust paid $40,617 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

         The Proxy Voting Policies applicable to each Fund follow:

PROXY POLICIES AND PROCEDURES

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       Proxy Policies

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       Boards Of Directors

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and sit on the board's audit, compensation or nominating committee;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Enacted egregious corporate governance policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o        Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      Independent Auditors

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     Compensation Programs

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      Corporate Matters

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       Shareholder Proposals

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      Other

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of June 24, 2003.


AIM HIGH YIELD FUND

                                     CLASS A        CLASS B          CLASS C       INVESTOR CLASS
                                     SHARES         SHARES            SHARES          SHARES*
--------------------------------- ----------------------------------------------------------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD
--------------------------------- -------------- ---------------- --------------- ----------------
Citigroup Global Markets House
Acct.
00109801250                           5.62%           7.12%           5.62%             N/A
Attn:  Cindy Tempesta, 7th Floor
333 West 34th St.
New York, NY  10001-2402
--------------------------------- -------------- ---------------- --------------- ----------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                               -             7.67%           9.03%             N/A
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd
Floor
Jacksonville, FL  32246
--------------------------------- -------------- ---------------- --------------- ----------------


* Investor Class shares have not commenced operations.

AIM INCOME FUND

                                                                                       INVESTOR
                                   CLASS A      CLASS B      CLASS C      CLASS R        CLASS
                                   SHARES       SHARES       SHARES        SHARES      SHARES**
-------------------------------- ------------ ------------ ------------ ------------- ------------
                                 PERCENTAGE   PERCENTAGE   PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF               OWNED OF     OWNED OF     OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                   RECORD       RECORD       RECORD        RECORD       RECORD
-------------------------------- ------------ ------------ ------------ ------------- ------------
Dennis C. McCluskey M.D. &
Associates Inc. 401K & PSP
Dennis C. McCluskey TTEE
Omnibus Account                       --            --           --          6.56%         N/A
754 S. Cleveland Ave., Ste. 300
Mogadore, OH  44260-2205
-------------------------------- ------------ ------------ ------------ ------------- ------------
D & L Manufacturing Inc. 401K
PSP
Lee Eslicker TTEE                     --            --           --         12.64%         N/A
Omnibus Account
P. O. Box 52427
Tulsa, OK  74152-0427
------------------------------- ------------ ------------ ------------ ------------- ------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                             --          5.29%        8.53%          --
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd
Floor
Jacksonville, FL  32246
-------------------------------- ------------ ------------ ------------ ------------- ------------
Reliance Trust Company
Custodian
FBO Continental Products Inc.         --            --           --         48.74%         N/A
401K Plan
P. O. Box 48529
Atlanta, GA  30362-1529
-------------------------------- ------------ ------------ ------------ ------------- ------------
Citigroup Global Markets House
Attn:  Cindy Tempesta 7th A         5.63%           --           --           --           N/A
333 West 34th Street
New York, NY   10001-2402
-------------------------------- ------------ ------------ ------------ ------------- ------------



** Investor Class shares have not commenced operations.

AIM INTERMEDIATE GOVERNMENT FUND


                                                                                       INVESTOR
                                   CLASS A      CLASS B      CLASS C      CLASS R        CLASS
                                   SHARES       SHARES       SHARES        SHARES      SHARES *
-------------------------------- ------------ ------------ ------------ ------------- ------------
                                 PERCENTAGE   PERCENTAGE   PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF               OWNED OF     OWNED OF     OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                   RECORD       RECORD       RECORD        RECORD       RECORD
-------------------------------- ------------ ------------ ------------ ------------- ------------
AMVESCAP National Trust Co.
FBO Equator Technologies, Inc.        --           --           --          6.81%         N/A
401 (k) Retirement Plan
P. O. Box 105779
Atlanta, GA  30348-5779
-------------------------------- ------------ ------------ ------------ ------------- ------------
INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                  --           --           --         27.28%         N/A
401K Profit Sharing Plan
P. O. Box 105779
Atlanta, GA  30348-5779
-------------------------------- ------------ ------------ ------------ ------------- ------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                          11.23%       11.18%       16.50%          --           N/A
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd
Floor
Jacksonville, FL  32246
-------------------------------- ------------ ------------ ------------ ------------- ------------
Reliance Trust Company FBO
Northern Printing Network 401K        --           --           --         12.59%         N/A
P. O. Box 48529
Atlanta, GA  30362-1529
-------------------------------- ------------ ------------ ------------ ------------- ------------
Reliance Trust Co.
FBO LIPSON, NEILSON, COLE,
SELTZER & GARN                       N/A           N/A          N/A         6.22%         N/A
P.O. Box 48529
Atlanta, GA   30362-1529
-------------------------------- ------------ ------------ ------------ ------------- ------------


* Investor Class shares have not commenced operations.

AIM LIMITED MATURITY TREASURY FUND



                                           CLASS A            CLASS A3           INSTITUTIONAL
                                            SHARES             SHARES            CLASS SHARES
-------------------------------------- ----------------- -------------------- --------------------
                                          PERCENTAGE         PERCENTAGE           PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF           OWNED OF             OWNED OF
PRINCIPAL HOLDER                            RECORD             RECORD               RECORD
-------------------------------------- ----------------- -------------------- --------------------
ANTC Cust. Rollover IRA FBO
Thomas M. Watlington, III                     --               10.09%                 N/A
1630 Ridout Rd.
Annapolis, MD  21401-5537
-------------------------------------- ----------------- -------------------- --------------------
ESOR & Co.
Attn:  Trust Operations - Lynn Knight         --                  --                14.30%
P.O. Box 19006
Green Bay, WI 54307-9006
-------------------------------------- ----------------- -------------------- --------------------
ANT C CUST ROLLOVER IRA
FBO Thomas M. Watlington                      --                  --                10.68%
1630 Ridout Road
Annapolis, MD   21401-5537
-------------------------------------- ----------------- -------------------- --------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                  9.69%                 --                  --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-------------------------------------- ----------------- -------------------- --------------------
MUIR & Co.
c/o Frost National Bank Texas                 --                  --                68.92%
P.O. Box 2479
San Antonio, TX 78298
--------------------------------------------------------------------------------------------------

AIM MONEY MARKET FUND


                                   CASH                                                INVESTOR
                                  RESERVE      CLASS B       CLASS C       CLASS R       CLASS
                                  SHARES        SHARES        SHARES       SHARES       SHARES*
------------------------------- ------------ ------------- ------------- ------------ ------------
                                PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF              OWNED OF      OWNED OF      OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                  RECORD        RECORD        RECORD       RECORD       RECORD
------------------------------- ------------ ------------- ------------- ------------ ------------
AMVESCAP National Trust Co.
FBO Equator Technologies,
Inc. 401 (K) Retirement Plan          --            --           --         10.52%         N/A
P. O. Box 105779
Atlanta, GA  30348-5779
------------------------------- ------------ ------------- ------------- ------------ ------------
AMVESCAP National Trust Co.
FBO
West Boylston Insurance
Agency Inc. 401 (K) Plan              --            --           --         19.23%         N/A
P. O. Box 105779
Atlanta, GA  30348-5779
------------------------------- ------------ ------------- ------------- ------------ ------------
Citigroup Global Markets
House Acct.                           --          5.87%          --            --          N/A
Attn: Cindy Tempesta
333 West 34th St., 7th Floor
New York, NY 10001-2402
------------------------------- ------------ ------------- ------------- ------------ ------------
Reliance Trust Company
Custodian
FBO Stadtmauer Bailkin LLP            --            --           --         11.82%         N/A
401K Plan
P. O. Box 48529
Atlanta, GA  30362-1529
------------------------------- ------------ ------------- ------------- ------------ ------------
Ataghi Partners Safe Harbor
401k
Ali Taghizadeh or Houshang            --            --           --          8.06%        N/A
5116 Westheimer
Houston, TX   77056-5506
------------------------------- ------------ ------------- ------------- ------------ ------------

* Investor Class shares have not commenced operations.

AIM MUNICIPAL BOND FUND

                                                                                      INVESTOR
                                  CLASS A SHARES  CLASS B SHARES   CLASS C SHARES  CLASS SHARES*
--------------------------------- --------------- ---------------- --------------- ---------------
                                    PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF        OWNED OF         OWNED OF        OWNED OF
PRINCIPAL HOLDER                      RECORD          RECORD           RECORD          RECORD
--------------------------------- --------------- ---------------- --------------- ---------------
Robert A. Merkel & Margaret M.
Merkel
TTEES Robert A. Merkel &
Margaret M. Merkel Trust Dtd.           --              --             6.24%
05/27/94
5118 S. 288th Pl.
Auburn, WA  98001
--------------------------------- --------------- ---------------- --------------- ---------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                               --            8.44%           12.86%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd
Floor
Jacksonville, FL  32246
--------------------------------- --------------- ---------------- --------------- ---------------
Citigroup Global Markets House
Account
Attn: Cindy  Tempesta                   --            6.73%            6.78%
333 West 34th St., 7th Floor
New York, NY 10001-2402
--------------------------------- --------------- ---------------- --------------- ---------------


* Investor Class shares have not commenced operations.



AIM TOTAL RETURN BOND FUND

                                         CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
--------------------------------------- ------------------ ------------------- -------------------
                                        PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED
NAME AND ADDRESS OF                            OF                  OF                  OF
PRINCIPAL HOLDER                             RECORD              RECORD              RECORD
--------------------------------------- ------------------ ------------------- -------------------
Citigroup Global Markets House Acct.
00109801250
Attn:  Cindy Tempesta, 7th Floor               --                  --                 5.30%
333 West 34th St.
New York, NY  10001-2402
--------------------------------------- ------------------ ------------------- -------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                     --                5.19%                8.12%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
--------------------------------------- ------------------ ------------------- -------------------

MANAGEMENT OWNERSHIP

         As of June 24, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned 1.22% of AIM Cash Reserve Shares and 4.13% of Class A shares of AIM Municipal Bond Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended July 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:

     FUND NAME                                 2002                                        2001
---------------------------   ----------------------------------------   -----------------------------------------
                                                               NET                                         NET
                              MANAGEMENT    MANAGEMENT      MANAGEMENT   MANAGEMENT     MANAGEMENT      MANAGEMENT
                              FEE PAYABLE   FEE WAIVERS      FEE PAID    FEE PAYABLE    FEE WAIVERS      FEE PAID
---------------------------   -----------   -----------     ----------   -----------    ------------    ----------
     AIM High                  $6,811,857    $   (6,338)    $6,805,519    $9,230,307    $       (835)   $    9,229
    Yield Fund
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
  AIM Income Fund               2,544,570        (1,176)     2,543,394     2,549,509            (109)    2,549,400
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
 AIM Intermediate               3,328,024       (28,397)     3,299,627     2,247,495           1,187)    2,246,308
  Government Fund
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
    AIM Limited                 1,200,432           N/A      1,200,432       712,990             N/A       712,990
 Maturity Treasury
       Fund
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
 AIM Money Market               9,087,854           N/A      9,087,854     7,202,907             N/A     7,202,907
       Fund
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
AIM Municipal Bond              2,040,421           N/A      2,040,421     1,729,991             N/A     1,729,991
       Fund
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
  AIM Short Term                      N/A           N/A            N/A           N/A             N/A           N/A
    Bond Fund(2)
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------
 AIM Total Return                  26,520       (46,520)         $ -0-           N/A             N/A           N/A
    Bond Fund(3)
---------------------------    ----------    ----------     ----------    ----------    ------------    ----------


     FUND NAME                                  2000(1)
---------------------------    -----------------------------------------
                                              MANAGEMENT         NET
                               MANAGEMENT         FEE         MANAGEMENT
                               FEE PAYABLE      WAIVERS        FEE PAID
---------------------------    -----------    ------------    ----------
     AIM High                   $7,537,550             N/A    $7,537,550
    Yield Fund
---------------------------     ----------    ------------    ----------
  AIM Income Fund                1,512,830             N/A     1,512,830
---------------------------     ----------    ------------    ----------
 AIM Intermediate                1,513,654              NA     1,513,654
  Government Fund
---------------------------     ----------    ------------    ----------
    AIM Limited                     70,741              NA       705,741
 Maturity Treasury
       Fund
---------------------------     ----------    ------------    ----------
 AIM Money Market                4,041,617             N/A     4,041,617
       Fund
---------------------------     ----------    ------------    ----------
AIM Municipal Bond                 953,308              NA       953,308
       Fund
---------------------------     ----------    ------------    ----------
  AIM Short Term                       N/A             N/A           N/A
    Bond Fund(2)
---------------------------     ----------    ------------    ----------
 AIM Total Return                      N/A             N/A           N/A
    Bond Fund(3)
---------------------------     ----------    ------------    ----------



----------

1 AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

2        Commenced operations on August 30, 2002.

3        Commenced operations on December 31, 2001.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES


         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


       FUND NAME                      2002        2001       2000(1)
--------------------------------    --------    --------    --------
AIM High Yield Fund                 $205,198    $168,568    $107,029
--------------------------------    --------    --------    --------
AIM Income Fund                      131,802     123,589      72,169
--------------------------------    --------    --------    --------
AIM Intermediate
Government Fund                      158,838     120,488      63,465
--------------------------------    --------    --------    --------
AIM Limited Maturity
Treasury Fund                        122,783      81,565      80,566
--------------------------------    --------    --------    --------
AIM Money Market Fund                251,839     150,215      83,475
--------------------------------    --------    --------    --------
AIM Municipal Bond Fund              112,021      96,500      53,056
--------------------------------    --------    --------    --------
AIM Short Term Bond Fund(2)              N/A         N/A         N/A
--------------------------------    --------    --------    --------
AIM Total Return Bond
Fund(3)                               29,178         N/A         N/A
--------------------------------    --------    --------    --------

1 AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting for these funds was from January 1, 2000 through July 31, 2000.

2        Commenced operations on August 30, 2002.

3        Commenced operations on December 31, 2001.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS


Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:


             FUND                              2002          2001           2000(2)
             ----                         -------------    -------------    -------------
AIM High Yield Fund(3)                    $      72,345    $       3,642    $       2,882
AIM Income Fund(3)                                1,549           10,514            8,000
AIM Intermediate Government Fund                    -0-              -0-              -0-
AIM Limited Maturity Treasury Fund                  -0-              -0-              -0-
AIM Money Market Fund                               -0-              -0-              -0-
AIM Municipal Bond Fund                             -0-              -0-              -0-
AIM Short Term Bond Fund(5)                         N/A              N/A              N/A
AIM Total Return Bond Fund(6)                       -0-              N/A              N/A

1 Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

2 AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

3 The variation in brokerage commission paid to AIM High Yield Fund and AIM Income Fund for the fiscal year ended July 31, 2002, as compared to the two prior fiscal years, was due to an increase in equity trading activity in the funds on which commissions were paid.


5        Commenced operations on August 30, 2002.

6        Commenced operations on December 31, 2001.

                                   APPENDIX I

               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended July 31, 2002, none of the Funds, except AIM High Yield Fund, paid directed brokerage commissions. AIM High Yield Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:


                                                           Related
     Fund                     Transactions          Brokerage Commissions
     ----                     ------------          ---------------------
AIM High Yield Fund             $541,954                   $22,378


         During the last fiscal year ended July 31, 2002, none of AIM High Yield Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund or AIM Short Term Bond Fund purchased securities of their "regular" brokers or dealers.

         During the last fiscal year ended July 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:


           Fund                             Security                         Market Value
           ----                             --------                         ------------
AIM Income Fund
    Lehman Brothers Holdings Inc.           Medium Term Discount Notes       $  1,189,116
    Salomon Smith Barney Holdings Inc.      Unsecured Notes                     3,496,481
Fidelity Investments                        Bonds                               4,287,038

AIM Money Market Fund
    Credit Suisse First Boston              Floating Rate Notes              $ 33,000,000
    Goldman Sachs Group, Inc.               Promissory Notes                   75,000,000
    Merrill Lynch Mortgage Capital, Inc.    Master Notes                       70,000,000
    Morgan Stanley Dean Witter & Co.        Master Notes                       80,000,000

AIM Total Return Bond Fund
        Fidelity Investments                Bonds                            $    215,700
        Lehman Brothers Holdings Inc.       Notes                                  62,501

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended January 31, 2003 were as follows:

                                           CLASS A(1)     CLASS B       CLASS C     CLASS R
FUND                                         SHARES        SHARES        SHARES      SHARES
---------------------------------------    ----------    ----------    ----------   -------
AIM High Yield Fund                        $1,478,678    $6,539,461    $  683,287       N/A
AIM Income Fund(2)                            797,679     2,361,879       431,875    $    8
AIM Intermediate Government Fund(2)           913,667     3,744,307       823,922        14
AIM Limited Maturity Treasury Fund(3)         921,799           N/A           N/A       N/A
AIM Money Market Fund(2)                    2,735,865     5,230,124     1,002,104         9
AIM Municipal Bond Fund                       853,515       947,150       239,843       N/A
AIM Short Term Bond Fund(4)                       N/A           N/A           N/A       N/A
AIM Total Return Bond Fund(5)                   5,039        23,688         9,195       N/A

1        For AIM Cash Reserve Shares of AIM Money Market Fund.

2 Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to July 31, 2002.

3 Information on Class A3 shares is not reflected in the table above since Class A3 shares commenced operations on October 31, 2002.

4        Commenced operations on August 30, 2002.


5        Commenced operations on December 31, 2001.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2002 follows:


                                                              PRINTING &                    UNDERWRITERS     DEALERS
                                            ADVERTISING        MAILING          SEMINARS    COMPENSATION   COMPENSATION
                                            -----------       ----------       ----------   ------------   ------------
AIM High Yield Fund                          $        0       $        0       $        0       $-0-       $1,478,678
AIM Income Fund                                       0                0                0        -0-          797,679
AIM Intermediate Government Fund                      0                0                0        -0-          913,667
AIM Limited Maturity Treasury Fund                    0                0                0        -0-          921,799
AIM Money Market Fund                                 0                0                0        -0-        2,735,865
AIM Municipal Bond Fund                               0                0                0        -0-          853,515
AIM Total Return Bond Fund(1)                       N/A              N/A              N/A        N/A            5,039

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2002 follows:


                                                              PRINTING &                       UNDERWRITERS        DEALERS
                                            ADVERTISING         MAILING         SEMINARS       COMPENSATION     COMPENSATION
                                            -----------       ----------       ----------      ------------     ------------
AIM High Yield Fund                          $   57,514       $    6,101       $   19,814       $4,904,596       $1,551,436
AIM Income Fund                                  31,746            3,278           11,208        1,771,409          544,238
AIM Intermediate Government Fund                 64,586            6,990           22,082        2,808,230          842,419
AIM Limited Maturity Treasury Fund                  N/A              N/A              N/A              N/A              N/A
AIM Money Market Fund                            65,709            6,840           22,110        3,922,594        1,212,871
AIM Municipal Bond Fund                          15,354            1,672            4,664          710,362          215,118
AIM Total Return Bond Fund(1)                     2,604              572              -0-           17,766            2,746


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2002 follows:



                                                           PRINTING &                   UNDERWRITERS      DEALERS
                                           ADVERTISING       MAILING       SEMINARS     COMPENSATION   COMPENSATION
                                           -----------     ----------      --------     ------------   ------------
AIM High Yield Fund                          $ 16,362       $  1,703       $  6,022       $121,292       $537,908
AIM Income Fund                                14,169          1,520          4,828        112,240        299,118
AIM Intermediate Government Fund               29,820          3,200         10,160        223,525        557,217
AIM Limited Maturity Treasury Fund                N/A            N/A            N/A            N/A            N/A
AIM Money Market Fund                          41,874          4,477         14,697        318,808        622,248
AIM Municipal Bond Fund                        10,738          1,062          3,371         80,913        143,759
AIM Short Term Bond Fund(2)                       N/A            N/A            N/A            N/A            N/A
AIM Total Return Bond Fund(1)                   1,700            373            -0-          6,219            903



1        Commenced operations on December 31, 2001.

2        Commenced operations on August 30, 2002.

         Class R shares of AIM Income Fund, AIM Intermediate Government Fund and AIM Money Market Fund commenced operations on June 3, 2002. The fees paid by Class R shares of the Funds for the above noted categories during the fiscal year ended July 31, 2002 were $8.00, $14.00 and $9.00, respectively. Class A3 shares of AIM Limited Maturity Treasury Fund commenced operations on October 31, 2002.

                                   APPENDIX L

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended July 31:


                                              2002                        2001                       2000(1)
                                    ------------------------    ------------------------    ------------------------
                                       SALES        AMOUNT        SALES         AMOUNT        SALES         AMOUNT
                                      CHARGES      CHARGES       CHARGES       RETAINED      CHARGES       RETAINED
                                    ----------    ----------    ----------    ----------    ----------    ----------
AIM High Yield Fund                 $  900,144    $  163,249    $2,210,223    $  388,238    $1,492,443    $  265,022
AIM Income Fund                        719,480       130,523     1,331,391       241,096       777,478       133,679
AIM Intermediate
Government Fund                      1,659,371       300,212     1,265,501       215,039       582,038       103,411
AIM Limited Maturity
Treasury Fund                        1,032,517       262,205       417,964       100,352       219,047        57,087
AIM Money Market Fund                      N/A           N/A           N/A           N/A           N/A           N/A
AIM Municipal Bond Fund                370,282        67,279       524,615        94,615       167,101        33,406
AIM Total Return Bond Fund(2)           76,644        13,297           N/A           N/A           N/A           N/A



1 AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore the reporting period for these funds was from January 1, 2000 through July 31, 2000.

2        Commenced operations on December 31, 2001.

         The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended July 31:


                                             2002          2001*        2000(1)
                                          ----------    ----------    ----------
AIM High Yield Fund                       $  287,974    $  105,346    $  136,582
AIM Income Fund(4)                            73,150        52,982        23,462
AIM Intermediate Government Fund(4)          283,571       209,395        44,911
AIM Limited Maturity Treasury Fund            82,921           N/A           N/A
AIM Money Market Fund(4)                   5,957,473     2,800,220       740,774
AIM Municipal Bond Fund                       97,058        25,351        31,486
AIM Short Term Bond Fund(2)                      N/A           N/A           N/A
AIM Total Return Bond Fund(3)                     14           N/A           N/A


1 AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore the reporting period for these funds was from January 1, 2000 through July 31, 2000.

2        Commenced operations on August 30, 2002.

3        Commenced operations on December 31, 2001.

4 Information on Class R shares in the table above is for the period June 3, 2002 (the date Class R shares commenced operations) to July 31, 2002.

                                   APPENDIX M

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                        PERIODS ENDED JANUARY 31, 2003
                                          ----------------------------------------------------------
                                                                                SINCE      INCEPTION
        CLASS A SHARES:                    1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
--------------------------------------    --------    --------    --------    ---------    ---------
AIM High Yield Fund                         -12.41%      -9.31%       0.70%         N/A     07/11/78
AIM Income Fund                              -2.28        0.17        4.75          N/A     05/03/68
AIM Intermediate Government Fund              3.74        4.93        5.48          N/A     04/28/87
AIM Limited Maturity Treasury Fund            3.54        5.20        5.12          N/A     12/15/87
AIM Municipal Bond Fund                       1.30        3.38        4.80          N/A     03/28/77
AIM Total Return Bond Fund                    2.68         N/A         N/A         3.33%    12/31/01



         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended January 31, 2003, was 0.85%; for the five year period ended January 31, 2003, was 3.60%; and since inception (October 16, 1993), was 3.92%.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                       PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS B SHARES:                  1 YEAR     5 YEARS     10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                       -12.80%      -9.34%        N/A       -0.44%    09/01/93
AIM Income Fund                            -2.89        0.08         N/A        3.34    09/07/93
AIM Intermediate Government Fund            3.08        4.85         N/A        5.04    09/07/93
AIM Money Market Fund                      -4.85        2.46         N/A        3.24    10/16/93
AIM Municipal Bond Fund                     0.45        3.27         N/A        4.07    09/01/93
AIM Total Return Bond Fund                  1.97         N/A         N/A        3.62    12/31/01

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                      PERIODS ENDED JANUARY 31, 2003
                                        ---------------------------------------------------------
                                                                              SINCE    INCEPTION
        CLASS C SHARES:                  1 YEAR     5 YEARS     10 YEARS    INCEPTION     DATE
------------------------------------    --------    --------    --------    ---------  ----------
AIM High Yield Fund                        -9.53%      -9.12%        N/A       -7.31%   08/04/97
AIM Income Fund                             0.96        0.37         N/A        1.53    08/04/97
AIM Intermediate Government Fund            7.00        5.15         N/A        5.58    08/04/97
AIM Money Market Fund                      -0.84        2.83         N/A        2.93    08/04/97
AIM Municipal Bond Fund                     4.59        3.62         N/A        3.86    08/04/97
AIM Short Term Bond Fund                     N/A         N/A         N/A         N/A    08/30/02
AIM Total Return Bond Fund                  5.97         N/A         N/A        7.29    12/31/01



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                        PERIODS ENDED JANUARY 31, 2003*
                                        ------------------------------------------------------------
                                                                                SINCE      INCEPTION
        CLASS R SHARES:                  1 YEAR       5 YEARS     10 YEARS    INCEPTION     DATE**
------------------------------------    --------     --------     --------    ---------    ---------
AIM Income Fund                             2.26%        0.89%        5.00%         N/A     05/03/68
AIM Intermediate Government Fund            8.61         5.68         5.72          N/A     04/28/87
AIM Money Market Fund                       0.59         3.34          N/A         3.06%    10/16/93


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to June 3, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.

** The inception date shown in the table is that of AIM Income Fund's and AIM Intermediate Government Fund's Class A shares and AIM Money Market Fund's Cash Reserve Shares. The inception date of the Fund's Class R shares is June 3, 2002.

         The average annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year period ended January 31, 2003 are as follows:


                                                         PERIODS ENDED JANUARY 31, 2003*
                                          -----------------------------------------------------------
                                                                                  SINCE     INCEPTION
        CLASS A3 SHARES:                   1 YEAR      5 YEARS      10 YEARS    INCEPTION     DATE**
--------------------------------------    --------     --------     --------    ---------   ---------
AIM Limited Maturity Treasury Fund            4.33%        5.20%        5.01%         N/A    12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

The average annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:

                                                      PERIODS ENDED JANUARY 31, 2003*
                                        ---------------------------------------------------------
                                                                              SINCE     INCEPTION
        INVESTOR CLASS SHARES:           1 YEAR      5 YEARS    10 YEARS    INCEPTION     DATE**
------------------------------------    --------    --------    --------    ---------   ---------
AIM High Yield Fund                        -8.00%      -8.43%       1.20%         N/A    07/11/78
AIM Income Fund                             2.53        1.15        5.26          N/A    05/03/68
AIM Intermediate Government Fund            8.88        5.95        5.99          N/A    04/28/87
AIM Money Market Fund                       0.85        3.60         N/A         3.92%   10/16/93
AIM Municipal Bond Fund                     6.38        4.39         N/A          N/A    03/28/77



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

** The inception date shown is that of the Class A shares of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and that of AIM Cash Reserve Shares of AIM Money Market Fund.

CUMULATIVE TOTAL RETURNS

        The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2003 are as follows:


                                                         PERIODS ENDED JANUARY 31, 2003
                                          ----------------------------------------------------------
                                                                                SINCE      INCEPTION
        CLASS A SHARES:                    1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
--------------------------------------    --------    --------    --------    ---------    ---------
AIM High Yield Fund                         -12.41%     -38.66%       7.27%         N/A     07/11/78
AIM Income Fund                              -2.28        0.85       59.02          N/A     05/03/68
AIM Intermediate Government Fund              3.74       27.21       70.41          N/A     04/28/87
AIM Limited Maturity Treasury Fund            3.54       28.83       64.78          N/A     12/15/87
AIM Municipal Bond Fund                       1.30       18.07       59.76          N/A     03/28/77
AIM Total Return Bond Fund                    2.68         N/A         N/A         3.62%    12/31/01


         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended January 31, 2003 was 0.85%; and for the five-year period ended January 31, 2003 was 19.32%; and since inception was 42.93%.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2003 are as follows:


                                                      PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS B SHARES:                  1 YEAR     5 YEARS     10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                       -12.80%     -38.76%        N/A       -4.08%   09/01/93
AIM Income Fund                            -2.89        0.38         N/A       36.19    09/07/93
AIM Intermediate Government Fund            3.08       26.73         N/A       58.76    09/07/93
AIM Money Market Fund                      -4.85       12.94         N/A       34.46    10/16/93
AIM Municipal Bond Fund                     0.45       17.48         N/A       45.65    09/01/93
AIM Total Return Bond Fund                  1.97         N/A         N/A        3.93    12/31/01


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended January 31, 2003 are as follows:


                                                        PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS C SHARES:                  1 YEAR     5 YEARS     10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                        -9.53%     -38.00%        N/A      -34.08%   08/04/97
AIM Income Fund                             0.96        1.89         N/A        8.69    08/04/97
AIM Intermediate Government Fund            7.00       28.56         N/A       34.74    08/04/97
AIM Money Market Fund                      -0.84       14.96         N/A       17.17    08/04/97
AIM Municipal Bond Fund                     4.59       19.44         N/A       23.12    08/04/97
AIM Short Term Bond Fund                     N/A         N/A         N/A        1.46    08/30/02
AIM Total Return Bond Fund                  5.97         N/A         N/A        7.93    12/31/01



         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                      PERIODS ENDED JANUARY 31, 2003*
                                        ------------------------------------------------------------
                                                                                SINCE      INCEPTION
        CLASS R SHARES:                  1 YEAR      5 YEARS      10 YEARS    INCEPTION       DATE**
------------------------------------    --------     --------     --------    ---------    ---------
AIM Income Fund                             2.26%        4.53%       62.86%         N/A     05/03/68
AIM Intermediate Government Fund            8.61        31.84        74.48          N/A     04/28/87
AIM Money Market Fund                       0.59        17.83          N/A        39.64%    10/16/93


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.

** The inception date shown in the table is that of the AIM Income Fund's and AIM Intermediate Government Fund's Class A shares and AIM Money Market Fund's Cash Reserve Shares. The inception date of the Fund's Class R shares is June 3, 2002.

         The cumulative annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31, 2003 are as follows:

                                                        PERIODS ENDED JANUARY 31, 2003*
                                          --------------------------------------------------
                                                                          SINCE    INCEPTION
        CLASS A3 SHARES:                  1 YEAR     5 YEARS   10 YEARS INCEPTION     DATE**
        ---------------                   ------     -------   -------- ---------  ---------
AIM Limited Maturity Treasury Fund         4.33%     28.82%     63.12%     N/A      12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The cumulative annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:



                                                     PERIODS ENDED JANUARY 31, 2003*
                                        ----------------------------------------------------------
                                                                               SINCE     INCEPTION
        INVESTOR CLASS SHARES:           1 YEAR      5 YEARS    10 YEARS     INCEPTION    DATE**
------------------------------------    --------    --------    --------     ---------   ---------
AIM High Yield Fund                        -8.00%     -35.61%      12.64%         N/A    07/11/78
AIM Income Fund                             2.53        5.86       67.00          N/A    05/03/68
AIM Intermediate Government Fund            8.88       33.50       78.87          N/A    04/28/87
AIM Money Market Fund                       0.85       19.32         N/A        42.93%   10/16/93
AIM Municipal Bond Fund                     6.38       23.98       67.66          N/A    03/28/77



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

** The inception date shown is that of the Class A shares of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund and that of AIM Cash Reserve Shares of AIM Money Market Fund.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                        PERIODS ENDED JANUARY 31, 2003
                                          ---------------------------------------------------------
                                                                               SINCE      INCEPTION
        CLASS A SHARES:                    1 YEAR     5 YEARS     10 YEARS   INCEPTION       DATE
--------------------------------------    --------    --------    --------   ---------    ---------
AIM High Yield Fund                         -16.09%     -13.17%      -3.35%        N/A     07/11/78
AIM Income Fund                              -4.58       -2.43        1.86         N/A     05/03/68
AIM Intermediate Government Fund              1.95        2.53        2.85         N/A     04/28/87
AIM Limited Maturity Treasury Fund            2.16        5.33        3.14         N/A     12/15/87
AIM Municipal Bond Fund                       1.30        3.37        4.74         N/A     03/28/77
AIM Total Return Bond Fund                    1.08         N/A         N/A        1.76%    12/31/01


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:

                                                      PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS B SHARES:                  1 YEAR     5 YEARS     10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                       -16.38%     -12.97%        N/A       -4.20%   09/01/93
AIM Income Fund                            -5.00       -2.24         N/A        0.78    09/07/93
AIM Intermediate Government Fund            1.51        2.74         N/A        2.72    09/07/93
AIM Municipal Bond Fund                     0.45        3.26         N/A        4.01    09/01/93
AIM Total Return Bond Fund                  0.61         N/A         N/A        2.28    12/31/01


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:



                                                     PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS C SHARES:                  1 YEAR     5 YEARS     10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                       -13.11%     -12.71%        N/A      -10.91%   08/04/97
AIM Income Fund                            -1.15       -1.92         N/A       -0.81    08/04/97
AIM Intermediate Government Fund            5.42        3.06         N/A        3.46    08/04/97
AIM Municipal Bond Fund                     4.59        3.61         N/A        3.85    08/04/97
AIM Short Term Bond Fund                     N/A         N/A         N/A         N/A    08/30/02
AIM Total Return Bond Fund                  4.61         N/A         N/A        5.95    12/31/01


         The average annual total returns (after taxes on distributions) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31, 2003 are as follows:


                                                         PERIODS ENDED JANUARY 31, 2003*
                                          ------------------------------------------------------------
                                                                                  SINCE      INCEPTION
        CLASS A3 SHARES:                   1 YEAR      5 YEARS      10 YEARS    INCEPTION      DATE**
--------------------------------------    --------     --------     --------    ---------    ---------
AIM Limited Maturity Treasury Fund            2.96%        3.34%        3.04%        3.93%    12/15/87



* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:

                                                       PERIODS ENDED JANUARY 31, 2003*
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        INVESTOR CLASS SHARES:           1 YEAR     5 YEARS     10 YEARS   INCEPTION     DATE**
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                       -11.87%     -12.32%      -2.88%        N/A    07/11/78
AIM Income Fund                             0.12       -1.48        2.36         N/A    05/03/68
AIM Intermediate Government Fund            7.00        3.52        3.35         N/A    04/28/87
AIM Municipal Bond Fund                     6.38        4.38        5.24         N/A    03/28/77



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

** The inception date shown is that of the Class A shares of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund and AIM Municipal Bond Fund.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                        PERIODS ENDED JANUARY 31, 2003
                                          ---------------------------------------------------------
                                                                               SINCE      INCEPTION
        CLASS A SHARES:                    1 YEAR     5 YEARS     10 YEARS   INCEPTION       DATE
--------------------------------------    --------    --------    --------   ---------    ---------
AIM High Yield Fund                          -7.65%      -8.47%      -1.01%        N/A     07/11/78
AIM Income Fund                              -1.45       -1.14        2.36         N/A     05/03/68
AIM Intermediate Government Fund              2.26        2.70        3.00         N/A     04/28/87
AIM Limited Maturity Treasury Fund            2.16        3.23        3.10         N/A     12/15/87
AIM Municipal Bond Fund                       2.58        3.64        4.82         N/A     03/28/77
AIM Total Return Bond Fund                    1.61         N/A         N/A        1.89%    12/31/01



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:


                                                     PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS B SHARES:                   1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                        -7.88%      -8.39%        N/A       -1.74%   09/01/93
AIM Income Fund                            -1.82       -1.06         N/A        1.89    09/07/93
AIM Intermediate Government Fund            1.86        2.80         N/A        2.82    09/07/93
AIM Municipal Bond Fund                     1.84        3.44         N/A        4.10    09/01/93
AIM Total Return Bond Fund                  1.18         N/A         N/A        2.23    12/31/01


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:

                                                      PERIODS ENDED JANUARY 31, 2003
                                        --------------------------------------------------------
                                                                             SINCE     INCEPTION
        CLASS C SHARES:                  1 YEAR     5 YEARS     10 YEARS   INCEPTION      DATE
------------------------------------    --------    --------    --------   ---------   ---------
AIM High Yield Fund                        -5.87%      -8.22%        N/A       -6.85%   08/04/97
AIM Income Fund                             0.55       -0.81         N/A        0.09    08/04/97
AIM Intermediate Government Fund            4.26        3.05         N/A        3.39    08/04/97
AIM Municipal Bond Fund                     4.39        3.72         N/A        3.92    08/04/97
AIM Short Term Bond Fund                     N/A         N/A         N/A         N/A    08/30/02
AIM Total Return Bond Fund                  3.64         N/A         N/A        5.17    12/31/01


         The average annual total returns (after taxes on distributions and redemption) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended January 31, 2003 are as follows:


                                                       PERIODS ENDED JANUARY 31, 2003*
                                          ------------------------------------------------------------
                                                                                 SINCE       INCEPTION
        CLASS A3 SHARES:                   1 YEAR      5 YEARS      10 YEARS    INCEPTION      DATE**
--------------------------------------    --------     --------     --------    ---------    ---------
AIM Limited Maturity Treasury Fund            2.65%        3.23%        3.01%        3.89%    12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended January 31, 2003 are as follows:

                                                       PERIODS ENDED JANUARY 31, 2003*
                                        ---------------------------------------------------------
                                                                              SINCE     INCEPTION
        INVESTOR CLASS SHARES:            1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE**
------------------------------------    --------    --------    --------   ---------    ---------
AIM High Yield Fund                        -4.94%      -7.85%      -0.63%        N/A    07/11/78
AIM Income Fund                             1.50       -0.37        2.79         N/A    05/03/68
AIM Intermediate Government Fund            5.41        3.52        3.43         N/A    04/28/87
AIM Municipal Bond Fund                     5.78        4.49        5.27         N/A    03/28/77

* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

** The inception date shown is that of the Class A shares of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund and AIM Municipal Bond Fund.

YIELDS

         The 30-day yields for each of the named Funds are as follows:

                                                       30 DAYS ENDED JANUARY 31, 2003
                                               --------------------------------------------
                                               CLASS A1 CLASS B  CLASS C  CLASS R  INVESTOR
                                                                                    CLASS
                                               -------- -------  -------  -------  --------
        AIM High Yield Fund                      8.63%    8.29%    8.29%     N/A     N/A
        AIM Income Fund                          4.56     4.03     4.03     4.48%    N/A
        AIM Intermediate Government Fund         3.37     2.79     2.79     3.27     N/A
        AIM Limited Maturity Treasury Fund       0.87      N/A      N/A      N/A    1.10%
        AIM Municipal Bond Fund                  3.53     2.96     2.96      N/A     N/A
        AIM Short Term Bond Fund                  N/A      N/A     1.59      N/A     N/A
        AIM Total Return Bond Fund               3.39     2.82     2.82      N/A     N/A



1        For Class A3 shares of AIM Limited Maturity Treasury Fund.

         The tax equivalent yield, assuming a tax rate of 38.6% for Class A shares, Class B shares and Class C shares of AIM Municipal Bond Fund are as follows:


                              TAX-EQUIVALENT YIELD JANUARY 31, 2003
                            ------------------------------------------
                            CLASS A  CLASS B   CLASS C  INVESTOR CLASS
                            -------  -------   -------  --------------
AIM Municipal Bond Fund       5.75%    4.82%    4.82%     N/A

         The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares of AIM Money Market Fund are as follows:



                                    7 DAYS ENDED JANUARY 31, 2003
                           --------------------------------------------
                            CASH    CLASS B  CLASS C  CLASS R  INVESTOR
                           RESERVE                               CLASS
                           -------  -------  -------  -------  --------
AIM Money Market Fund        0.55%    0.05%    0.05%    0.29%     N/A


DISTRIBUTION RATES

        The distribution rates at offering price for each of the named Funds are as follows:



                                                             30 DAYS ENDED JANUARY 31, 2003
                                                     ---------------------------------------------
        30-DAY:                                      CLASS A1  CLASS B  CLASS C  CLASS R  INVESTOR
                                                                                            CLASS
-----------------------------------------------      --------  -------  -------  -------  --------
        AIM High Yield Fund                             9.87%    9.68%    9.70%     N/A     N/A
        AIM Income Fund                                 5.59     5.12     5.12     5.59%    N/A
        AIM Intermediate Government Fund                3.63     3.10     3.11     3.55     N/A
        AIM Limited Maturity Treasury Fund  N/A                   N/A      N/A      N/A     N/A
        AIM Municipal Bond Fund                         4.45     3.92     3.93      N/A     N/A
        AIM Short Term Bond Fund                         N/A      N/A     2.87      N/A     N/A
        AIM Total Return Bond Fund                      3.84     3.28     3.28      N/A     N/A


1        For Class A3 shares of AIM Limited Maturity Treasury Fund.

                                      12 MONTHS ENDED JANUARY 31, 2003
                                      --------------------------------
        12-MONTH:                       CLASS A1   CLASS B   CLASS C
-----------------------------------   ----------   -------   ---------
AIM High Yield Fund                       11.10%    10.82%    10.85%
AIM Income Fund                            6.13      5.68      5.69
AIM Intermediate Government Fund           4.23      3.73      3.75
AIM Limited Maturity Treasury Fund         2.49       N/A       N/A
AIM Municipal Bond Fund                    4.45      3.92      3.93
AIM Short Term Bond Fund(2)                 N/A       N/A       N/A
AIM Total Return Bond Fund                 3.65      3.09      3.09


1        For Class A3 shares of AIM Limited Maturity Treasury Fund.

2        Commenced operations on August 30, 2002.

         Yield and distribution rate information on Investor Class shares is not reflected in the tables above since Investor Class shares have not yet commenced operations.

         Information on Class A3 shares and Class R shares is not reflected in the 12-month distribution rate table above since they commenced operations on October 31, 2002 and June 3, 2002, respectively.

                              FINANCIAL STATEMENTS


         Pursuant to Rule 3-03(d) of Regulation S-X unaudited financials for the period ended January 31, 2003, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended July 31, 2002. Such financials reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.






                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BONDS & NOTES-95.32%

AEROSPACE & DEFENSE-1.10%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $ 8,135,000   $  8,501,075
-------------------------------------------------------------------------
Sequa Corp.-Class A, Sr. Unsec. Notes, 9.00%,
  08/01/09                                       1,770,000      1,770,000
=========================================================================
                                                               10,271,075
=========================================================================

AIRLINES-1.02%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                               5,445,000      3,566,475
-------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                         7,780,000      6,029,500
=========================================================================
                                                                9,595,975
=========================================================================

ALUMINUM-0.33%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(a)                             3,115,000      3,068,275
=========================================================================

APPAREL RETAIL-2.00%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                               8,945,000      9,481,700
-------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                       5,325,000      5,245,125
-------------------------------------------------------------------------
Mothers Work, Inc., Sr. Notes, 11.25%,
  08/01/10                                       4,010,000      3,991,999
=========================================================================
                                                               18,718,824
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.94%

Perry Ellis International, Inc., Sr. Sec.
  Notes, 9.50%, 03/15/09 (Acquired 03/15/02;
  Cost $1,765,203)(b)                            1,810,000      1,837,150
-------------------------------------------------------------------------
Russell Corp., Sr. Notes, 9.25%, 05/01/10(a)     2,640,000      2,719,200
-------------------------------------------------------------------------
Samsonite Corp., Sr. Unsec. Sub. Notes,
  10.75%, 06/15/08                                 150,000        125,250
-------------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                   3,805,000      4,109,400
=========================================================================
                                                                8,791,000
=========================================================================

AUTO PARTS & EQUIPMENT-1.33%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08              8,880,000      9,368,400
-------------------------------------------------------------------------
Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Notes, 8.63%, 04/15/12                      425,000        429,250
-------------------------------------------------------------------------
Intermet Corp., Sr. Notes, 9.75%, 06/15/09(a)    2,670,000      2,670,000
-------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)                                23,770,000          2,377
=========================================================================
                                                               12,470,027
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


BANKS-0.40%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                              $ 3,845,000   $  3,748,875
=========================================================================

BROADCASTING & CABLE TV-13.07%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Notes, 10.88%, 09/30/04    12,355,000     12,231,450
-------------------------------------------------------------------------
Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(d)                                    4,220,000      1,371,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(d)          9,595,000      3,118,375
-------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Yankee Notes,
  13.00%, 12/15/09                               6,960,000      7,482,000
-------------------------------------------------------------------------
Charter Communications Holdings, LLC/
  Charter Communications Holdings
  Capital Corp.,
  Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(e)    25,190,000     10,957,650
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11        3,975,000      2,643,375
-------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.65%, 09/15/10                  3,590,000      3,379,411
-------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb., 11.20%, 11/15/07           9,395,000      8,314,575
-------------------------------------------------------------------------
Corus Entertainment Inc. (Canada), Sr. Unsec.
  Sub. Yankee Notes, 8.75%, 03/01/12             2,135,000      2,124,325
-------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11                                4,200,000      3,297,000
-------------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                               4,605,000      4,420,800
-------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Notes,
  10.25%, 11/01/07                               1,959,044      2,071,689
-------------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Notes,
  10.50%, 11/01/10                               6,435,000      5,373,225
-------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(e)                    18,240,000      5,426,400
-------------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes,
  10.00%, 03/01/08(e)                            6,135,000      5,797,575
-------------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                       8,140,000      5,657,300
-------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09             17,740,000      3,326,250
-------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                         7,700,000      3,580,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 12.50%, 08/01/07            14,500,000      7,177,500
-------------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.88%, 07/01/11                    6,595,000      6,644,462
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Notes, 9.00%, 07/01/11  $ 5,070,000   $  5,146,050
-------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 8.75%, 12/15/11               4,410,000      4,432,050
-------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.63%, 11/01/09               3,409,000      3,340,820
-------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee
  Notes,
  11.25%, 02/01/10(c)                           12,385,000      1,114,650
-------------------------------------------------------------------------
  11.50%, 02/01/10(c)                            8,200,000        738,000
-------------------------------------------------------------------------
Young Broadcasting Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 01/15/06                                  785,000        722,200
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.50%, 12/15/08    2,630,000      2,643,150
=========================================================================
                                                              122,532,282
=========================================================================

BUILDING PRODUCTS-2.43%

Associated Materials Inc., Sr. Unsec. Sub.
  Notes, 9.75%, 04/15/12(a)                      1,780,000      1,824,500
-------------------------------------------------------------------------
Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 05/01/09                   2,660,000      2,673,300
-------------------------------------------------------------------------
Brand Services, Inc., Sr. Unsec. Notes,
  10.25%, 02/15/08                               9,930,000      9,582,450
-------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        8,720,000      8,720,000
=========================================================================
                                                               22,800,250
=========================================================================

CASINOS & GAMBLING-4.76%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                        7,925,000      8,519,375
-------------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Gtd. Notes, 9.25%, 08/01/09         5,000,000      5,275,000
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.75%, 04/15/12         4,450,000      4,527,875
-------------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Notes,
  10.75%, 09/01/08                               4,450,000      4,628,044
-------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                        6,075,000      6,591,375
-------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                        4,630,000      5,000,400
-------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12               1,370,000      1,370,000
-------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                         5,235,000      5,117,212
-------------------------------------------------------------------------
Venetian Casino Resort LLC, 2nd Mortgage
  Notes, 11.00%, 06/15/10(a)                     3,565,000      3,582,825
=========================================================================
                                                               44,612,106
=========================================================================

COMMODITY CHEMICALS-0.62%

ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 07/01/11                        3,590,000      3,482,300
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

COMMODITY CHEMICALS-(CONTINUED)

Methanex Corp. (Canada), Sr. Unsec. Yankee
  Notes, 8.75%, 08/15/12                       $ 2,225,000   $  2,306,613
=========================================================================
                                                                5,788,913
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.05%

Seagate Technology LLC, Sr. Notes, 8.00%,
  05/15/09(a)                                      480,000        464,400
=========================================================================

CONSTRUCTION & ENGINEERING-1.04%

Schuff International Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08                  11,125,000      9,734,375
=========================================================================

CONSTRUCTION MATERIALS-0.73%

Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                        7,120,000      6,835,200
=========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.46%

Terex Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 07/15/11                                4,260,000      4,281,300
=========================================================================

DISTILLERS & VINTNERS-0.27%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12        2,430,000      2,515,050
=========================================================================

DISTRIBUTORS-0.09%

AmeriGas Partners, L.P., Sr. Unsec. Notes,
  8.88%, 05/20/11                                  810,000        830,250
=========================================================================

DIVERSIFIED CHEMICALS-1.58%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08        4,630,000      4,259,600
-------------------------------------------------------------------------
Huntsman International LLC, Sr. Notes, 9.88%,
  03/01/09(a)                                    5,455,000      5,509,550
-------------------------------------------------------------------------
Millennium America, Inc.,
  Sr. Notes, 9.25%, 06/15/08(a)                  2,215,000      2,281,450
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 9.25%, 06/15/08    2,720,000      2,801,600
=========================================================================
                                                               14,852,200
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.81%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                   7,585,000      7,622,925
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.56%

LBI Media Inc., Sr. Sub. Notes, 10.13%,
  07/15/12(a)                                    5,340,000      5,259,900
=========================================================================

DIVERSIFIED METALS & MINING-0.04%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(c)                                   28,800,000        360,000
=========================================================================

DRUG RETAIL-0.44%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                6,175,000      4,106,375
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

ELECTRIC UTILITIES-2.08%

AES Corp. (The),
  Sr. Unsec. Notes, 8.75%, 06/15/08            $ 6,330,000   $  2,500,350
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 06/01/09              1,505,000        624,559
-------------------------------------------------------------------------
  Unsec. Putable Unsub. ROARS Notes, 7.38%,
  06/15/03                                       1,615,000        896,325
-------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                       9,235,000      4,756,025
-------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                       4,010,000      1,904,750
-------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                6,280,000      4,301,800
-------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                              11,150,000      4,515,750
=========================================================================
                                                               19,499,559
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.34%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                       5,530,000      5,585,300
-------------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                   9,860,000      6,951,300
=========================================================================
                                                               12,536,600
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.83%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Notes, 8.13%, 05/01/12             3,835,000      3,815,825
-------------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                       4,410,000      3,946,950
=========================================================================
                                                                7,762,775
=========================================================================

EMPLOYMENT SERVICES-0.62%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                        8,890,000      5,822,950
=========================================================================

ENVIRONMENTAL SERVICES-0.68%

Allied Waste North America Inc.-Series B,
  Sr. Gtd. Sub. Notes, 8.50%, 12/01/08           3,465,000      3,135,825
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  08/01/09                                       3,600,000      3,258,000
=========================================================================
                                                                6,393,825
=========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.40%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 06/01/11                        3,520,000      3,748,800
=========================================================================

FOOD DISTRIBUTORS-0.82%

Fleming Cos., Inc.-Series D, Sr. Unsec. Gtd.
  Sub. Notes, 10.63%, 07/31/07                   6,240,000      5,990,400
-------------------------------------------------------------------------
Roundy's Inc., Sr. Sub. Notes, 8.88%,
  06/15/12(a)                                    1,665,000      1,665,000
=========================================================================
                                                                7,655,400
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


FOOD RETAIL-0.36%

Pathmark Stores, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 8.75%, 02/01/12                       $ 3,420,000   $  3,385,800
=========================================================================

FOREST PRODUCTS-0.81%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                        2,450,000      2,584,750
-------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       5,180,000      4,998,700
=========================================================================
                                                                7,583,450
=========================================================================

GAS UTILITIES-0.84%

El Paso Energy Partners, L.P.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  8.50%, 06/01/11                                2,505,000      2,367,225
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.50%,
  06/01/11(a)                                    5,875,000      5,551,875
=========================================================================
                                                                7,919,100
=========================================================================

GENERAL MERCHANDISE STORES-0.91%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                        9,600,000      8,496,000
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.29%

Vanguard Health Systems, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.75%, 08/01/11               2,635,000      2,700,875
=========================================================================

HEALTH CARE EQUIPMENT-1.29%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                                2,140,000      2,150,700
-------------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                        6,190,000      6,313,800
-------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                3,420,000      3,625,200
=========================================================================
                                                               12,089,700
=========================================================================

HEALTH CARE FACILITIES-2.42%

Hanger Orthopedic Group, Inc.,
  Sr. Sub. Notes, 11.25%, 06/15/09               4,750,000      4,773,750
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 10.38%,
  02/15/09                                         840,000        869,400
-------------------------------------------------------------------------
InSight Health Services Corp.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 9.88%, 11/01/11        2,215,000      2,226,075
-------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(a)                             2,620,000      2,109,100
-------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                5,310,000      5,442,750
-------------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 05/01/09                    2,665,000      2,784,925
-------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  12/15/11                                       4,275,000      4,435,312
=========================================================================
                                                               22,641,312
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

HEALTH CARE SUPPLIES-0.79%

DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                      $ 6,775,000   $  7,452,500
=========================================================================

HOME FURNISHINGS-2.21%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              4,230,000      3,384,000
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09       8,395,000      8,436,975
-------------------------------------------------------------------------
Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                         8,130,000      6,951,150
-------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                   2,025,000      1,954,125
=========================================================================
                                                               20,726,250
=========================================================================

HOMEBUILDING-2.96%

Beazer Homes USA, Inc., Sr. Notes, 8.38%,
  04/15/12(a)                                    3,515,000      3,515,000
-------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                   3,400,000      3,587,000
-------------------------------------------------------------------------
Schuler Homes, Inc.,
  Class A, Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 07/15/11                               3,575,000      3,610,750
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08         4,050,000      4,070,250
-------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Notes,
  9.00%, 07/01/10(a)                             6,170,000      5,830,650
-------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.63%, 02/15/11                        7,100,000      7,135,500
=========================================================================
                                                               27,749,150
=========================================================================

HOTELS, RESORTS & CRUISE LINES-2.71%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                1,805,000      1,710,237
-------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Yankee
  Notes, 10.50%, 02/01/10                        5,990,000      6,199,650
-------------------------------------------------------------------------
John Q Hammons Hotels, 1st Mortgage Notes,
  8.88%, 05/15/12(a)                             3,510,000      3,360,825
-------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas),
  Sr. Sub. Yankee Notes, 8.88%, 08/15/11
  (Acquired 05/09/02; Cost $2,884,000)(b)        2,800,000      2,842,000
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                       1,580,000      1,607,650
-------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec.
  Unsub. Notes, 8.75%, 02/02/11                  6,740,000      6,133,400
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12(a)                      3,775,000      3,595,687
=========================================================================
                                                               25,449,449
=========================================================================

HOUSEHOLD APPLIANCES-0.61%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                               5,850,000      5,762,250
=========================================================================

HOUSEWARES & SPECIALTIES-0.29%

Johnsondiversey Inc., Sr. Sub. Notes, 9.63%,
  05/15/12(a)                                    2,625,000      2,730,000
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


INDUSTRIAL MACHINERY-0.39%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                             $   856,000   $    988,680
-------------------------------------------------------------------------
NMHG Holdings Co., Sr. Unsec. Gtd. Notes,
  10.00%, 05/15/09(a)                            2,630,000      2,643,150
=========================================================================
                                                                3,631,830
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.21%

American Media Operations, Inc.-Series B, Sr.
  Unsec. Gtd. Notes, 10.25%, 05/01/09            2,500,000      2,606,250
-------------------------------------------------------------------------
ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08(c)(e)                        64,905,000        324,525
-------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      10,720,000      7,772,000
-------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                       7,860,000      2,161,500
-------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        6,400,000      6,432,000
-------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes,
  6.13%, 11/15/08                                2,000,000      1,445,000
=========================================================================
                                                               20,741,275
=========================================================================

LEISURE FACILITIES-1.03%

Six Flags, Inc., Sr. Unsec. Notes,
  8.88%, 02/01/10                                4,750,000      4,655,000
-------------------------------------------------------------------------
  9.50%, 02/01/09                                2,185,000      2,185,000
-------------------------------------------------------------------------
  9.75%, 06/15/07                                2,835,000      2,849,175
=========================================================================
                                                                9,689,175
=========================================================================

LIFE & HEALTH INSURANCE-0.14%

Conseco, Inc., Sr. Unsec. Gtd. Notes,
  8.75%, 08/09/06 (Acquired 07/19/01; Cost
  $1,639,950)(b)(c)                              1,740,000        478,500
-------------------------------------------------------------------------
  10.75%, 06/15/09 (Acquired 06/26/01; Cost
  $2,677,914)(b)(c)                              2,710,000        799,450
=========================================================================
                                                                1,277,950
=========================================================================

METAL & GLASS CONTAINERS-2.00%

Graphic Packaging Corp., Sr. Unsec. Gtd. Sub.
  Notes, 8.63%, 02/15/12(a)                      3,425,000      3,407,875
-------------------------------------------------------------------------
Greif Bros. Corp.-Class A, Sr. Sub. Notes,
  8.88%, 08/01/12(a)                             4,445,000      4,433,887
-------------------------------------------------------------------------
Jarden Corp., Sr. Sub. Notes, 9.75%,
  05/01/12(a)                                    6,205,000      5,894,750
-------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Notes, 10.75%, 09/01/11                        4,535,000      4,875,125
-------------------------------------------------------------------------
Stone Container Corp., Sr. Notes, 8.38%,
  07/01/12(a)                                      150,000        151,500
=========================================================================
                                                               18,763,137
=========================================================================

MOVIES & ENTERTAINMENT-1.52%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                        10,320,000      9,855,600
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
MOVIES & ENTERTAINMENT-(CONTINUED)

Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                 $ 4,515,000   $  4,424,700
=========================================================================
                                                               14,280,300
=========================================================================

OFFICE SERVICES & SUPPLIES-0.34%

Mail Well I Corp., Sr. Unsec. Gtd. Notes,
  9.63%, 03/15/12(a)                             3,950,000      3,179,750
=========================================================================

OIL & GAS DRILLING-1.00%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                               8,765,000      9,400,463
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.98%

Hanover Equipment Trust
  2001 A, Sr. Sec. Notes, 8.50%, 09/01/08(a)     2,640,000      2,191,200
-------------------------------------------------------------------------
  2001 B, Sr. Sec. Notes, 8.75%, 09/01/11(a)       880,000        734,800
-------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                       6,335,000      6,239,975
=========================================================================
                                                                9,165,975
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.36%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         2,720,000      2,720,000
-------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        7,820,000      8,015,500
-------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                      12,785,000     13,360,325
-------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                        4,880,000      5,270,400
-------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                2,200,000      2,101,000
=========================================================================
                                                               31,467,225
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.89%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       11,895,000      9,218,625
-------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   8,000,000      8,520,000
=========================================================================
                                                               17,738,625
=========================================================================

PACKAGED FOODS & MEATS-0.28%

Dole Foods Co., Inc., Sr. Unsec. Notes,
  7.25%, 05/01/09                                2,610,000      2,614,072
=========================================================================

PAPER PRODUCTS-1.03%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08              5,390,000      5,430,425
-------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Yankee Notes, 7.75%, 03/15/12             4,255,000      4,201,132
=========================================================================
                                                                9,631,557
=========================================================================

PERSONAL PRODUCTS-2.70%

Armkel LLC, Sr. Sub. Notes, 9.50%, 08/15/09      3,160,000      3,294,300
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

PERSONAL PRODUCTS-(CONTINUED)

Elizabeth Arden, Inc.,
  Sr. Notes, 10.38%, 05/15/07                  $ 3,190,000   $  2,982,650
-------------------------------------------------------------------------
  Sr. Sec. Notes, 11.75%, 02/01/11               9,565,000      9,708,475
-------------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub.
  Notes, 11.75%, 07/15/10(a)                     3,560,000      3,542,200
-------------------------------------------------------------------------
Playtex Products, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11                         5,420,000      5,772,300
=========================================================================
                                                               25,299,925
=========================================================================

PHARMACEUTICALS-1.66%

aaiPharma Inc., Sr. Sub. Notes, 11.00%,
  04/01/10(a)                                   10,240,000      9,574,400
-------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                         6,120,000      5,945,702
=========================================================================
                                                               15,520,102
=========================================================================

RAILROADS-2.95%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                         5,739,000      6,198,120
-------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             13,705,000     14,218,938
-------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09            7,563,000      7,260,480
=========================================================================
                                                               27,677,538
=========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.17%

Host Marriott LP
  Series E, Sr. Sec. Gtd. Notes,
  8.38%, 02/15/06                                  300,000        292,500
-------------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
  01/15/07                                       4,900,000      4,900,000
-------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  570,000        589,950
-------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Notes, 9.13%, 01/15/11                         4,430,000      4,208,500
-------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12                                  980,000        984,900
=========================================================================
                                                               10,975,850
=========================================================================

RESTAURANTS-0.10%

Perkins Family Restaurants, L.P.-Series B,
  Sr. Unsec. Notes, 10.13%, 12/15/07               970,000        955,450
=========================================================================

SEMICONDUCTORS-0.56%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08(a)                            6,215,000      5,251,675
=========================================================================

SPECIALTY CHEMICALS-0.32%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                3,110,000      3,001,150
=========================================================================

SPECIALTY STORES-2.64%

Cole National Group, Inc., Sr. Sub. Notes,
  8.88%, 05/15/12(a)                             1,730,000      1,721,350
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
SPECIALTY STORES-(CONTINUED)

CSK Auto, Inc.,
  Series A, Sr. Gtd. Sub. Deb., 11.00%,
  11/01/06                                     $ 7,325,000   $  7,727,875
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 12.00%, 06/15/06        4,010,000      4,270,650
-------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 11/01/11                   4,390,000      4,741,200
-------------------------------------------------------------------------
Petro Stopping Centers LP, Sr. Unsec. Notes,
  10.50%, 02/01/07                               2,160,000      2,062,800
-------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                   4,085,000      4,207,550
=========================================================================
                                                               24,731,425
=========================================================================

STEEL-0.29%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.75%,
  06/15/12(a)                                    2,690,000      2,703,450
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-2.20%

Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05                 8,440,000      6,688,700
-------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                               6,940,000      3,782,300
-------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Series B, Sr. Unsec. Sub. Notes, 12.50%,
  11/15/10                                       9,600,000      3,888,000
-------------------------------------------------------------------------
  Sr. Disc. Notes, 12.00%, 07/15/08(e)          13,470,000      4,108,350
-------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(e)    8,660,000      2,165,000
=========================================================================
                                                               20,632,350
=========================================================================

TEXTILES-0.87%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       8,000,000      8,200,000
=========================================================================

TRUCKING-1.99%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                   3,005,000      3,162,763
-------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(a)                    14,865,000     15,533,925
=========================================================================
                                                               18,696,688
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.37%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(f)                         8,440,000      2,405,400
-------------------------------------------------------------------------
Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  12.50%, 02/01/11                               8,630,000      3,279,400
-------------------------------------------------------------------------
  13.63%, 08/15/11                               1,545,000        618,000
-------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                     2,725,000        504,125
-------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(e)    8,780,000      6,189,900
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11             6,585,000      4,543,650
-------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(e)                    16,795,000      2,771,175
-------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(e)                                    8,995,000      1,484,175
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                             $13,320,000   $  4,728,600
-------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes,
  12.00%, 11/01/08                              11,465,000      8,312,125
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                               2,679,000      2,270,453
-------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.38%, 02/01/11                                1,760,000      1,152,800
-------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(e)         17,190,000      1,418,175
-------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          4,580,000      1,259,500
=========================================================================
                                                               40,937,478
=========================================================================
    Total Bonds & Notes (Cost $1,148,761,288)                 893,529,737
=========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-1.39%

AEROSPACE & DEFENSE-0.00%

Earthwatch Inc.-Series C,
  $0.30 PIK Conv. Pfd. (Acquired 09/15/99-
  06/21/02; Cost $65,475)(b)                     2,135,750         21,357
-------------------------------------------------------------------------
  $1.20, Conv. Pfd. (Acquired 03/14/97-
  06/21/02; Cost $208,406)(b)                      132,980          2,660
=========================================================================
                                                                   24,017
=========================================================================

BROADCASTING & CABLE TV-0.37%

CSC Holdings Inc.-Series M, 11.13% Pfd.             69,120      3,386,880
=========================================================================

MARINE PORTS & SERVICES-0.09%

First Wave Marine, Inc.(d)(g)                       43,705        885,026
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

World Access, Inc.-Series D, $45.00 Conv.
  Pfd. (Acquired 03/03/00; Cost
  $16,365,448)(b)(d)(g)                             16,707             17
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.93%

Celcaribe S.A., Ordinary Trust Ctfs.
  (Acquired 05/17/94-01/23/97; Cost
  $0)(b)(d)(g)                                   2,276,400         22,764
-------------------------------------------------------------------------
Dobson Communications Corp.,
  12.25% PIK Pfd.                                   29,036      8,710,829
=========================================================================
                                                                8,733,593
=========================================================================
    Total Stocks & Other Equity Interests
      (Cost $70,826,635)                                       13,029,533
=========================================================================

WARRANTS-0.12%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98-02/01/00; Cost
  $270)(b)(d)(h)                                    47,295            473
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

CONSTRUCTION MATERIALS-0.01%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(b)(h)                                     9,580   $     98,195
=========================================================================

GENERAL MERCHANDISE STORES-0.02%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(b)(h)       13,500        138,375
=========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B-Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(h)                                    20,195            202
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(b)(h)       20,195            202
-------------------------------------------------------------------------
Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(b)(h)                 2,025         21,262
=========================================================================
                                                                   21,666
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(h)                                            35              9
-------------------------------------------------------------------------
PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(b)(h)       18,200            182
=========================================================================
                                                                      191
=========================================================================

RAILROADS-0.07%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(b)(h)                14,375        650,469
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

TELECOMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(h)                              68,302   $      6,830
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.02%

Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(b)(h)                27,480            275
-------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(b)(h)                           5,880          1,470
-------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(h)                13,320          3,330
-------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(h)                          15,155            152
-------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(b)(h)                25,910        210,519
=========================================================================
                                                                  215,746
=========================================================================
    Total Warrants (Cost $778,755)                              1,131,945
=========================================================================

MONEY MARKET FUNDS-0.05%

STIC Liquid Assets Portfolio(i)                    233,544        233,544
-------------------------------------------------------------------------
STIC Prime Portfolio(i)                            233,544        233,544
=========================================================================
    Total Money Market Funds (Cost $467,088)                      467,088
=========================================================================
TOTAL INVESTMENTS-96.88% (Cost
  $1,220,833,766)                                             908,158,303
=========================================================================
OTHER ASSETS LESS LIABILITIES-3.12%                            29,283,983
=========================================================================
NET ASSETS-100.00%                                           $937,442,286
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Dep.   - Depositary
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
ROARS  - Remarketable or Redeemable Securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $7,129,004, which represented 0.76% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $1,220,833,766)                              $908,158,303
-----------------------------------------------------------
Receivables for:
  Investments sold                               13,765,809
-----------------------------------------------------------
  Fund shares sold                                2,719,847
-----------------------------------------------------------
  Dividends and interest                         25,482,867
-----------------------------------------------------------
Investment for deferred compensation plan            96,624
-----------------------------------------------------------
Other assets                                         51,768
===========================================================
    Total assets                                950,275,218
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,290,632
-----------------------------------------------------------
  Fund shares reacquired                          3,086,384
-----------------------------------------------------------
  Dividends                                       4,307,738
-----------------------------------------------------------
  Deferred compensation plan                         96,624
-----------------------------------------------------------
Accrued distribution fees                           659,857
-----------------------------------------------------------
Accrued trustees' fees                                1,335
-----------------------------------------------------------
Accrued transfer agent fees                         208,265
-----------------------------------------------------------
Accrued operating expenses                          182,097
===========================================================
    Total liabilities                            12,832,932
===========================================================
Net assets applicable to shares outstanding    $937,442,286
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $417,973,856
___________________________________________________________
===========================================================
Class B                                        $469,408,225
___________________________________________________________
===========================================================
Class C                                        $ 50,060,205
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         112,940,894
___________________________________________________________
===========================================================
Class B                                         126,408,481
___________________________________________________________
===========================================================
Class C                                          13,516,902
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       3.70
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $3.70 divided by
      95.25%)                                  $       3.88
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       3.71
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       3.70
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                      $ 156,230,177
-----------------------------------------------------------
Dividends                                         3,623,075
-----------------------------------------------------------
Dividends from affiliated money market funds        666,386
===========================================================
    Total investment income                     160,519,638
===========================================================

EXPENSES:

Advisory fees                                     6,811,857
-----------------------------------------------------------
Administrative services fees                        205,198
-----------------------------------------------------------
Custodian fees                                      112,427
-----------------------------------------------------------
Distribution fees -- Class A                      1,478,678
-----------------------------------------------------------
Distribution fees -- Class B                      6,539,461
-----------------------------------------------------------
Distribution fees -- Class C                        683,287
-----------------------------------------------------------
Transfer agent fees                               3,118,954
-----------------------------------------------------------
Trustees' fees                                       15,053
-----------------------------------------------------------
Other                                               576,633
===========================================================
    Total expenses                               19,541,548
===========================================================
Less: Fees waived                                    (6,338)
-----------------------------------------------------------
    Expenses paid indirectly                        (71,840)
===========================================================
    Net expenses                                 19,463,370
===========================================================
Net investment income                           141,056,268
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                   (486,124,409)
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                         148,209,888
===========================================================
Net gain (loss) from investment securities     (337,914,521)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(196,858,253)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                   2002               2001
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income                                       $   141,056,268    $   214,139,633
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (486,124,409)      (521,648,172)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         148,209,888       (132,633,058)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (196,858,253)      (440,141,597)
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (69,550,001)      (101,172,746)
------------------------------------------------------------------------------------------------
  Class B                                                         (71,741,714)      (102,753,707)
------------------------------------------------------------------------------------------------
  Class C                                                          (7,514,536)       (10,213,180)
------------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                                  --         (4,772,897)
------------------------------------------------------------------------------------------------
  Class B                                                                  --         (5,196,404)
------------------------------------------------------------------------------------------------
  Class C                                                                  --           (519,501)
------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                                  --         (1,659,640)
------------------------------------------------------------------------------------------------
  Class B                                                                  --         (1,806,903)
------------------------------------------------------------------------------------------------
  Class C                                                                  --           (180,642)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (111,693,259)       (73,156,301)
------------------------------------------------------------------------------------------------
  Class B                                                        (114,155,181)      (114,095,709)
------------------------------------------------------------------------------------------------
  Class C                                                         (13,464,843)         4,602,693
================================================================================================
    Net increase (decrease) in net assets                        (584,977,787)      (851,066,534)
================================================================================================

NET ASSETS:

  Beginning of year                                             1,522,420,073      2,373,486,607
================================================================================================
  End of year                                                 $   937,442,286    $ 1,522,420,073
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 2,988,969,233    $ 3,228,343,419
------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (12,425,446)        (6,179,915)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (1,726,426,038)    (1,236,619,015)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (312,675,463)      (463,124,416)
================================================================================================
                                                              $   937,442,286    $ 1,522,420,073
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the New York Stock Exchange ("NYSE"). Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $3,743,517, undistributed net realized gains decreased by $3,682,614 and paid-in capital decreased by $60,903 as a result of bond premium reclassifications, sales of defaulted bonds and other reclassifications. Net assets of the fund were unaffected by the reclassifications.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,314,524,641 as of July 31, 2002 which expires as follows:

    CAPITAL LOSS
    CARRYFORWARD              EXPIRATION
    ------------            ---------------
   $    3,132,878            July 31, 2003
   ----------------------------------------
      115,531,161            July 31, 2006
   ----------------------------------------
      297,433,797            July 31, 2007
   ----------------------------------------
      297,100,942            July 31, 2008
   ----------------------------------------
      131,908,743            July 31, 2009
   ----------------------------------------
      469,417,120            July 31, 2010
   ========================================
   $1,314,524,641
   ________________________________________
   ========================================


       As of July 31, 2002, the Fund has a post-October capital loss deferral of $383,050,893 which will be recognized in the following tax year.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $2,239,065 reduction in the cost of securities and a corresponding $2,239,065 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $917,784, to increase net unrealized gains and losses by $457,513 and to increase net realized gains and losses by $460,271. As a result the net investment income per share remained the same, the net realized and unrealized gains and losses per share remained the same and the ratio of net investment income to average net assets decreased by 0.07%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $6,338.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $205,198 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $1,773,789 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,478,678, $6,539,461 and $683,287, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $163,249 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $250,168, $9,088 and $28,718 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $6,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,499 and reductions in custodian fees of $56,341 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $71,840.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                                   2002            2001
                                               ------------    ------------
Distributions paid from ordinary income        $148,806,251    $217,786,818
---------------------------------------------------------------------------
Return of capital                                        --      10,488,802
===========================================================================
                                               $148,806,251    $228,275,620
___________________________________________________________________________
===========================================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                    $     3,162,374
----------------------------------------------------------------
Capital loss carryforward                         (1,314,524,641)
----------------------------------------------------------------
Unrealized appreciation (depreciation)              (740,164,680)
================================================================
                                                 $(2,051,526,947)
________________________________________________________________
================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31 and other timing differences.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $736,354,344 and $966,982,022, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  11,078,060
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (338,386,101)
==========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(327,308,041)
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $1,235,466,344.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT           SHARES          AMOUNT
                                                              -----------    -------------    ------------    -------------
Sold:
  Class A                                                      61,671,459    $ 274,866,210      88,790,617    $ 503,250,413
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      28,855,909      131,251,628      36,141,916      204,218,189
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,361,669       32,891,393      10,285,951       58,789,265
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       9,782,026       43,420,316      12,173,551       68,377,402
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,389,848       32,867,780       8,839,237       49,784,875
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         918,849        4,077,812       1,176,597        6,579,431
===========================================================================================================================
Reacquired:
  Class A                                                     (97,447,190)    (429,979,785)   (112,890,159)    (644,784,116)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (63,245,842)    (278,274,589)    (63,698,704)    (368,098,773)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (11,408,493)     (50,434,048)    (10,589,223)     (60,766,003)
===========================================================================================================================
                                                              (56,121,765)   $(239,313,283)    (29,770,217)   $(182,649,317)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                            YEAR ENDED JULY 31,       SEVEN MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                         --------------------------      JULY 31,          --------------------------------------
                                           2002              2001          2000               1999          1998          1997
                                         --------          --------   ------------------   ----------    ----------    ----------
Net asset value, beginning of period     $   4.92          $   7.00       $     8.07       $     8.77    $    10.16    $     9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.49(a)           0.68             0.47             0.85          0.92          0.90
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (1.19)            (2.03)           (1.03)           (0.66)        (1.40)         0.28
=================================================================================================================================
    Total from investment operations        (0.70)            (1.35)           (0.56)            0.19         (0.48)         1.18
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.52)            (0.69)           (0.49)           (0.87)        (0.91)        (0.90)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --             (0.03)           (0.02)           (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --             (0.01)              --               --            --            --
=================================================================================================================================
    Total distributions                     (0.52)            (0.73)           (0.51)           (0.89)        (0.91)        (0.90)
=================================================================================================================================
Net asset value, end of period           $   3.70          $   4.92       $     7.00       $     8.07    $     8.77    $    10.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (15.36)%          (19.98)%          (7.12)%           2.21%        (5.10)%       12.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $417,974          $683,845       $1,056,453       $1,364,502    $1,670,863    $1,786,352
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      1.07%(c)          0.99%            0.93%(d)         0.92%         0.85%         0.90%
=================================================================================================================================
Ratio of net investment income to
  average net assets                        11.15%(a)(c)      11.98%           10.79%(d)        10.06%         9.45%         9.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                        59%               55%              23%              79%           76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $591,471,201.
(d)  Annualized.


                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                            YEAR ENDED JULY 31,       SEVEN MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                         --------------------------      JULY 31,          --------------------------------------
                                           2002              2001          2000               1999          1998          1997
                                         --------          --------   ------------------   ----------    ----------    ----------
Net asset value, beginning of period     $   4.93          $   7.01       $     8.07       $     8.76    $    10.16    $     9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.45(a)           0.64             0.44             0.79          0.84          0.83
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (1.18)            (2.03)           (1.03)           (0.66)        (1.40)         0.28
=================================================================================================================================
    Total from investment operations        (0.73)            (1.39)           (0.59)            0.13         (0.56)         1.11
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.49)            (0.65)           (0.45)           (0.80)        (0.84)        (0.83)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --             (0.03)           (0.02)           (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --             (0.01)              --               --            --            --
=================================================================================================================================
    Total distributions                     (0.49)            (0.69)           (0.47)           (0.82)        (0.84)        (0.83)
=================================================================================================================================
Net asset value, end of period           $   3.71          $   4.93       $     7.01       $     8.07    $     8.76    $    10.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (15.99)%          (20.60)%          (7.49)%           1.46%        (5.90)%       11.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $469,408          $756,704       $1,206,737       $1,559,864    $1,820,899    $1,647,801
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      1.82%(c)          1.75%            1.69%(d)         1.68%         1.61%         1.65%
=================================================================================================================================
Ratio of net investment income to
  average net assets                        10.40%(a)(c)      11.22%           10.03%(d)         9.30%         8.69%         8.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                        59%               55%              23%              79%           76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $653,946,081.
(d)  Annualized.


                                                                             CLASS C
                                 ------------------------------------------------------------------------------------------------
                                        YEAR ENDED                                                         AUGUST 4, 1997
                                         JULY 31,           SEVEN MONTHS ENDED   YEAR ENDED DECEMBER 31,   (DATE SALES COMMENCED)
                                 ------------------------     JULY 31,           -----------------------   TO DECEMBER 31,
                                  2002             2001         2000               1999        1998             1997
                                 -------          -------   ------------------   --------    -----------   ----------------------
Net asset value, beginning of
  period                         $  4.92          $  6.99        $   8.05        $   8.74     $  10.14            $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.45(a)          0.65            0.44            0.78         0.82(b)            0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                (1.18)           (2.03)          (1.03)          (0.65)       (1.38)              0.10
=================================================================================================================================
    Total from investment
      operations                   (0.73)           (1.38)          (0.59)           0.13        (0.56)              0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                         (0.49)           (0.65)          (0.45)          (0.80)       (0.84)             (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                   --            (0.03)          (0.02)          (0.02)          --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of
    net investment income             --            (0.01)             --              --           --                 --
=================================================================================================================================
    Total distributions            (0.49)           (0.69)          (0.47)          (0.82)       (0.84)             (0.35)
=================================================================================================================================
Net asset value, end of period   $  3.70          $  4.92        $   6.99        $   8.05     $   8.74            $ 10.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                   (16.02)%         (20.52)%         (7.51)%          1.46%       (5.92)%             4.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $50,060          $81,871        $110,297        $129,675     $113,246            $26,177
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                        1.82%(d)         1.75%           1.69%(e)        1.68%        1.61%              1.68%(e)
=================================================================================================================================
Ratio of net investment income
  to average net assets            10.40%(a)(d)     11.22%          10.03%(e)        9.30%        8.69%              8.30%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate               59%              55%             23%             79%          76%                80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $68,328,710.
(e)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Income Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-77.38%

ADVERTISING-0.68%

Interpublic Group of Cos., Inc. (The), Unsec.
  Sub. Conv. Disc. Notes, 1.87%, 06/01/06(a)   $ 4,900,000    $  3,662,750
==========================================================================

AEROSPACE & DEFENSE-0.74%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                        2,100,000       2,194,500
--------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07             1,700,000       1,799,875
==========================================================================
                                                                 3,994,375
==========================================================================

ALUMINUM-0.13%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(b)                               700,000         689,500
==========================================================================

APPAREL RETAIL-0.42%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                               1,625,000       1,722,500
--------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                         565,000         556,525
==========================================================================
                                                                 2,279,025
==========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)                                 1,325,000             132
==========================================================================

AUTOMOBILE MANUFACTURERS-1.03%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                1,200,000       1,251,360
--------------------------------------------------------------------------
General Motors Corp., Putable Deb., 8.80%,
  03/01/21                                       4,000,000       4,273,720
==========================================================================
                                                                 5,525,080
==========================================================================

BANKS-6.48%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    1,700,000       1,683,816
--------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                2,500,000       2,750,325
--------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05     1,930,000       2,050,548
--------------------------------------------------------------------------
Dresdner Funding Trust I, Notes, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $3,182,910)(e)                                 3,000,000       3,322,140
--------------------------------------------------------------------------
European Investment Bank (Luxembourg), Yankee
  Notes, 4.63%, 03/01/07                         2,500,000       2,580,500
--------------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                       1,000,000         950,150
--------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         1,600,000       1,619,312
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
BANKS-(CONTINUED)

Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/04                              $ 3,650,000    $  3,918,822
--------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                         1,500,000       1,575,105
--------------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Putable Deb.
  6.00%, 01/15/08                                1,750,000       1,781,167
--------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14      3,000,000       3,165,000
--------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                  660,000         709,289
--------------------------------------------------------------------------
  7.50%, 04/15/05                                5,000,000       5,403,550
--------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                         2,500,000       2,831,650
--------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                  430,000         419,250
==========================================================================
                                                                34,760,624
==========================================================================

BREWERS-0.32%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                1,705,000       1,744,795
==========================================================================

BROADCASTING & CABLE TV-9.05%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(c)                     2,350,000         763,750
--------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Yankee Notes, 8.20%,
  07/15/09                                       3,000,000       2,831,940
--------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes, 7.30%, 10/15/06      3,000,000       2,894,010
--------------------------------------------------------------------------
Charter Communications Holdings, LLC/ Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  9.63%, 11/15/09                                1,770,000       1,123,950
--------------------------------------------------------------------------
  10.75%, 10/01/09                               1,965,000       1,267,425
--------------------------------------------------------------------------
  11.13%, 01/15/11                               1,020,000         678,300
--------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07       500,000         442,500
--------------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. RAPS
  Floating Rate Notes, 2.62%, 11/07/02           2,100,000       2,105,271
--------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.63%, 07/15/18                                3,250,000       2,307,500
--------------------------------------------------------------------------
  7.88%, 02/15/18                                1,000,000         720,000
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                                6,230,000       4,952,850
--------------------------------------------------------------------------
  7.88%, 12/15/07                                6,680,000       5,477,600
--------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(a)                       565,544         598,062
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(a)                   $ 1,915,000    $    569,712
--------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         5,000,000       4,724,050
--------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10           1,250,000       1,244,162
--------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                4,750,000       4,047,997
--------------------------------------------------------------------------
  7.88%, 02/15/26                                1,100,000         868,989
--------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb.,
  6.88%, 06/15/18                                1,200,000         829,440
--------------------------------------------------------------------------
  7.57%, 02/01/24                                2,000,000       1,464,500
--------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                   5,800,000       4,993,742
--------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                  1,200,000       1,072,728
--------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                         3,300,000       2,554,926
==========================================================================
                                                                48,533,404
==========================================================================

BUILDING PRODUCTS-0.30%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        1,600,000       1,600,000
==========================================================================

CASINOS & GAMBLING-0.96%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                          460,000         494,500
--------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Sub. Notes,
  8.75%, 04/15/12                                1,175,000       1,195,562
--------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                        1,200,000       1,296,000
--------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12               1,500,000       1,500,000
--------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                           665,000         650,037
==========================================================================
                                                                 5,136,099
==========================================================================

COMPUTER HARDWARE-0.31%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(c)(d)(e)                           2,000,000         106,000
--------------------------------------------------------------------------
IBM Corp., Deb., 8.38%, 11/01/19                 1,350,000       1,543,792
==========================================================================
                                                                 1,649,792
==========================================================================

CONSTRUCTION & ENGINEERING-0.66%

Shaw Group Inc. (The), Sr. Unsec. Conv.
  Putable LYONS, 3.31%, 05/01/06(f)              6,500,000       3,534,375
==========================================================================

CONSUMER FINANCE-2.71%

CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                 2,800,000       2,979,284
--------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  1,000,000       1,103,850
--------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/05          1,400,000       1,575,420
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                       $ 2,000,000    $  2,056,300
--------------------------------------------------------------------------
  Unsec. Notes,
  2.08%, 03/17/03                                1,500,000       1,487,723
--------------------------------------------------------------------------
  6.50%, 01/25/07                                1,000,000         994,610
--------------------------------------------------------------------------
  6.88%, 02/01/06                                  900,000         909,351
--------------------------------------------------------------------------
  7.38%, 10/28/09                                3,400,000       3,414,994
==========================================================================
                                                                14,521,532
==========================================================================

DISTRIBUTORS-0.65%

Ferrellgas Partners, L.P.,-Series B, Sr. Sec.
  Gtd. Notes, 9.38%, 06/15/06                    3,385,000       3,490,781
==========================================================================

DIVERSIFIED CHEMICALS-0.12%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08          680,000         625,600
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.15%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                     790,000         793,950
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.35%

Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       2,500,000       3,546,750
--------------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $1,064,650)(e)                            1,000,000       1,054,620
--------------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                         600,000         603,372
--------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                1,650,000       1,725,256
--------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              1,700,000       1,713,294
--------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             9,000,000       8,653,680
--------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02; Cost
  $4,177,488)(e)                                 3,975,000       4,287,038
--------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes, 5.00%, 06/15/07             1,000,000       1,024,180
--------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05             1,700,000       1,719,533
--------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.13%, 02/01/07           1,000,000       1,009,100
--------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                       1,500,000       1,652,280
--------------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $1,687,104)(e)        1,600,000       1,687,216
--------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $1,699,065)(e)                            1,700,000       1,737,128
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.84%, 02/10/28(f)    8,700,000       1,189,116
--------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 5.75%, 04/15/03                         9,800,000       9,705,136
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                       $ 3,225,000    $  3,496,481
==========================================================================
                                                                44,804,180
==========================================================================

DIVERSIFIED METALS & MINING-0.69%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(c)                                    1,720,000          21,500
--------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                3,500,000       3,702,475
==========================================================================
                                                                 3,723,975
==========================================================================

ELECTRIC UTILITIES-11.17%

AES Corp. (The),
  Sr. Unsec. Notes,
  8.75%, 12/15/02                                5,425,000       3,906,000
--------------------------------------------------------------------------
  9.50%, 06/01/09                                1,275,000         529,125
--------------------------------------------------------------------------
  Unsec. Putable Unsub. ROARS Notes,
  7.38%, 06/15/03                                1,275,000         707,625
--------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                       3,800,000       1,957,000
--------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                       2,100,000       2,100,966
--------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          1,700,000       1,788,400
--------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17          8,000,000       8,188,080
--------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                2,645,000       1,811,825
--------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                         3,200,000       2,408,000
--------------------------------------------------------------------------
El Paso Electric Co.
  Series D, Sec. First Mortgage Bonds, 8.90%,
  02/01/06                                       3,000,000       3,321,840
--------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
  05/01/11                                       3,000,000       3,274,200
--------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                2,000,000       2,707,400
--------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $1,887,026)(e)                                 1,882,377       1,788,070
--------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                               1,130,000         457,650
--------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Notes, 7.75%, 05/15/06          4,300,000       4,748,705
--------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(a)                                    7,000,000       7,070,000
--------------------------------------------------------------------------
Public Service Company of New Mexico-
  Series A, Sr. Unsec. Notes, 7.10%, 08/01/05    1,200,000       1,260,384
--------------------------------------------------------------------------
RGS (I&M) Funding Corp.-Series F, Sec. Lease
  Obligation Bonds, 9.82%, 12/07/22              4,963,703       5,528,622
--------------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 9.00%, 07/15/06                1,550,000       1,796,977
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                              $ 4,800,000    $  4,551,264
==========================================================================
                                                                59,902,133
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.08%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Notes, 8.13%, 05/01/12               430,000         427,850
==========================================================================

EMPLOYMENT SERVICES-0.10%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                          800,000         524,000
==========================================================================

ENVIRONMENTAL SERVICES-2.40%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09         615,000         556,575
--------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                                2,570,000       2,274,450
--------------------------------------------------------------------------
Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                9,800,000      10,061,268
==========================================================================
                                                                12,892,293
==========================================================================

GAS UTILITIES-1.89%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                       1,100,000         796,125
--------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                5,000,000       4,264,450
--------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                          4,310,000       5,070,025
==========================================================================
                                                                10,130,600
==========================================================================

HEALTH CARE FACILITIES-0.35%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 10.38%, 02/15/09              1,820,000       1,883,700
==========================================================================

HOMEBUILDING-0.55%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                   1,750,000       1,846,250
--------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.13%, 05/01/12                         1,150,000       1,098,250
==========================================================================
                                                                 2,944,500
==========================================================================

INTEGRATED OIL & GAS-2.69%

El Paso CGP Co., Sr. Unsec. Putable Deb.,
  6.70%, 02/15/07                                  750,000         580,313
--------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06       3,000,000       3,264,630
--------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                  2,645,000       2,902,068
--------------------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/19              4,375,000       5,362,613
--------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.38%, 11/15/08              2,100,000       2,346,099
==========================================================================
                                                                14,455,723
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.85%

Sprint Capital Corp., Sr. Unsec. Gtd. Notes,
  6.13%, 11/15/08                              $ 2,500,000    $  1,806,250
--------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19      2,500,000       1,759,375
--------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         1,000,000         997,160
==========================================================================
                                                                 4,562,785
==========================================================================

LIFE & HEALTH INSURANCE-1.44%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       3,000,000       3,375,240
--------------------------------------------------------------------------
American General Institute-Series A, Gtd.
  Bonds, 7.57%, 12/01/45 (Acquired 07/18/02;
  Cost 1,091,690)(e)                             1,000,000       1,059,620
--------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                       1,000,000       1,000,000
--------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Gtd. Notes, 8.75%,
  08/09/06 (Acquired 07/19/01; Cost
  $584,350)(e)                                     620,000         170,500
--------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $654,311)(e)                                     700,000         758,090
--------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23          1,325,000       1,384,824
==========================================================================
                                                                 7,748,274
==========================================================================

MULTI-LINE INSURANCE-0.29%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $1,567,125)(e)                                 1,500,000       1,545,662
==========================================================================

OIL & GAS-0.61%

Canadian Oil Sands Ltd., (Canada) Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired
  08/17/01-07/31/02; Cost $3,220,956)(e)         3,200,000       3,286,112
==========================================================================

OIL & GAS DRILLING-0.87%

Transocean Sedco Forex Inc., Unsec. Notes,
  6.95%, 04/15/08                                4,300,000       4,646,580
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.42%

Kinder Morgan Energy Partners, LP, Sr. Unsec.
  Notes, 7.13%, 03/15/12                         1,500,000       1,591,397
--------------------------------------------------------------------------
National-Oilwell, Inc., Sr. Unsec. Notes,
  6.50%, 03/15/11                                4,000,000       4,018,800
--------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                       2,000,000       2,013,300
==========================================================================
                                                                 7,623,497
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.41%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          1,200,000       1,301,844
--------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11             2,400,000       2,450,424
--------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         1,250,000       1,250,000
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
OIL & GAS EXPLORATION &
  PRODUCTION-(CONTINUED)

Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                             $ 2,300,000    $  2,554,702
--------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                         795,000         864,674
--------------------------------------------------------------------------
Devon Financing Corp. ULC, Sr. Unsec. Gtd.
  Unsub. Deb., 7.88%, 09/30/31                   2,155,000       2,315,332
--------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                         3,500,000       3,804,010
--------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                         5,500,000       5,610,000
--------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes,
  7.40%, 05/01/28                                2,000,000       1,971,980
--------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                       6,000,000       5,094,960
--------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                         1,700,000       1,832,685
==========================================================================
                                                                29,050,611
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.52%

Pennzoil-Quaker State Co., Unsec. Deb.,
  7.38%, 04/01/29                                6,855,000       7,400,589
--------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Putable Yankee Bonds,
  9.38%, 12/02/08                                2,500,000       2,668,750
--------------------------------------------------------------------------
  Series P, Sr. Unsec. Gtd. Putable Unsub.
  Yankee Bonds, 9.50%, 03/15/06                  3,100,000       3,426,492
==========================================================================
                                                                13,495,831
==========================================================================

PAPER PRODUCTS-0.17%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08                900,000         906,750
==========================================================================

PHARMACEUTICALS-0.47%

Johnson & Johnson, Unsec. Debs., 8.72%,
  11/01/24                                       2,200,000       2,515,172
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.79%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $2,246,558)(e)                                 2,250,000       2,375,663
--------------------------------------------------------------------------
American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                2,900,000       3,079,133
--------------------------------------------------------------------------
Markel Corp.,
  Unsec. Gtd. Notes, 7.20%, 08/15/07             2,200,000       2,202,948
--------------------------------------------------------------------------
  Unsec. Notes, 7.00%, 05/15/08                  2,000,000       1,944,880
==========================================================================
                                                                 9,602,624
==========================================================================

PUBLISHING-2.39%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/06                 5,000,000       5,317,550
--------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                 4,950,000       5,427,329
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
  10/01/06                                       2,000,000       2,058,200
==========================================================================
                                                                12,803,079
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

RAILROADS-1.72%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                     $ 7,250,000    $  7,898,005
--------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              1,300,000       1,348,750
==========================================================================
                                                                 9,246,755
==========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.99%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18                600,000         640,068
--------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               600,000         622,998
--------------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                3,500,000       3,631,635
--------------------------------------------------------------------------
Host Marriott LP,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         920,000         897,000
--------------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
  01/15/07                                       1,500,000       1,500,000
--------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  755,000         781,425
--------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12                                  465,000         467,325
--------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                2,000,000       2,151,480
==========================================================================
                                                                10,691,931
==========================================================================

SOVEREIGN DEBT-0.47%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         1,100,000       1,098,031
--------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                       1,300,000       1,436,539
==========================================================================
                                                                 2,534,570
==========================================================================

SPECIALTY CHEMICALS-0.06%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                  310,000         299,150
==========================================================================

SPECIALTY STORES-0.61%

CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                               1,550,000       1,650,750
--------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                   1,550,000       1,596,500
==========================================================================
                                                                 3,247,250
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.20%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                               2,000,000       1,090,000
==========================================================================

TRUCKING-0.27%

North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(b)                     1,365,000       1,426,425
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.85%

Crown Castle International Corp., Sr. Unsec.
  Notes, 10.75%, 08/01/11                        1,850,000       1,276,500
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
WIRELESS TELECOMMUNICATION
  SERVICES-(CONTINUED)

Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08                  $ 1,550,000    $  1,123,750
--------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11              2,100,000       1,365,000
--------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 11/15/11                                1,270,000         793,750
==========================================================================
                                                                 4,559,000
==========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $438,796,085)                                415,112,826
==========================================================================

                                                PRINCIPAL
                                                AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-6.53%

CANADA-1.62%

AT&T Canada Inc. (Integrated
  Telecommunication Services),
  Sr. Unsec. Unsub. Notes,
  7.15%, 09/23/04                    CAD           500,000          35,534
--------------------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Wireless Telecommunication
  Services), Unsec. Deb.,
  6.55%, 06/02/08                    CAD         2,250,000       1,421,451
--------------------------------------------------------------------------
Canadian Government
  (Sovereign Debt), Bonds,
  6.63%, 10/03/07                    NZD         7,400,000       3,461,062
--------------------------------------------------------------------------
Ontario (Province of)
  (Sovereign Debt), Unsec. Unsub.
  Notes, 6.25%, 12/03/08             NZD         2,500,000       1,131,571
--------------------------------------------------------------------------
Rogers Cablesystems Ltd.
  (Broadcasting & Cable TV), Sr.
  Sec. Second Priority Deb.,
  9.65%, 01/15/14                    CAD         3,300,000       1,985,629
--------------------------------------------------------------------------
Westcoast Energy Inc.
  (Gas Utilities)-Series V,
  Unsec. Deb., 6.45%, 12/18/06       CAD         1,000,000         653,746
==========================================================================
                                                                 8,688,993
==========================================================================

GERMANY-2.65%

Bundesrepublik Deutschland
  (Sovereign Debt), Bonds,
  6.50%, 10/14/05                    EUR           650,000         682,125
--------------------------------------------------------------------------
Germany (Federal Republic of)
  (Sovereign Debt), Bonds,
  5.25%, 01/04/11                    EUR        10,125,000      10,277,288
--------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau
  (Banks), Sr. Unsec. Unsub. Deb.,
  5.25%, 07/04/12                    EUR         3,250,000       3,249,249
==========================================================================
                                                                14,208,662
==========================================================================

NETHERLANDS-0.37%

Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd.
  Medium Term Euro Notes,
  6.13%, 07/30/09                    EUR         2,050,000       1,974,802
==========================================================================

UNITED KINGDOM-1.89%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Unsub. Euro Bonds,
  7.75%, 07/09/09                    GBP         1,750,000       2,551,826
--------------------------------------------------------------------------
Sutton Bridge Financing Ltd.
  (Electric Utilities), Gtd. Notes,
  8.63%, 06/30/22(b)                 GBP         1,942,890       3,267,373
--------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                AMOUNT(g)        VALUE
UNITED KINGDOM-(CONTINUED)

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07     GBP          2,475,000    $  4,328,794
==========================================================================
                                                                10,147,993
==========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $34,189,334)                                  35,020,450
==========================================================================

                                                 SHARES
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-1.12%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(d)(e)(h)              4,100              41
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.27%

Cendant Corp.(i)                                   105,409       1,456,752
==========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(e)(h)                                     2,885              29
--------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(e)(h)        2,885              29
==========================================================================
                                                                        58
==========================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(e)(h)                 1,300          58,825
==========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.66%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $3,500,000)(e)            3,500       3,500,000
==========================================================================

SYSTEMS SOFTWARE-0.18%

Microsoft Corp.(i)                                  20,291         973,562
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(d)(e)(h)                        1,775              18
==========================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $8,370,114)                                5,989,256
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-4.36%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.52%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                              $ 1,000,000       1,058,680
--------------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 04/01/17 to 06/01/17                      696,639         717,219
--------------------------------------------------------------------------
  6.50%, 04/01/17                                   99,249         103,483
--------------------------------------------------------------------------
  7.50%, 06/01/30                                  150,000         158,242
--------------------------------------------------------------------------
  7.00%, 06/01/32                                  199,198         207,423
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Pass Through Ctfs., TBA,
  6.00%, 09/01/32                              $   150,000    $    151,453
--------------------------------------------------------------------------
  6.50%, 09/01/32                                  400,000         411,625
==========================================================================
                                                                 2,808,125
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.38%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                      559,692         591,446
--------------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32                    1,297,525       1,353,662
--------------------------------------------------------------------------
  6.50%, 09/01/16                                  257,746         268,833
--------------------------------------------------------------------------
  8.00%, 10/01/30                                   82,461          87,940
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 09/01/32                                1,150,000       1,159,703
--------------------------------------------------------------------------
  6.50%, 09/01/32                                2,224,000       2,286,550
--------------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                2,500,000       2,562,375
--------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                1,450,000       1,561,113
--------------------------------------------------------------------------
  4.75%, 01/02/07                                1,500,000       1,556,625
--------------------------------------------------------------------------
  6.25%, 02/01/11                                3,950,000       4,221,444
--------------------------------------------------------------------------
  5.25%, 08/01/12                                2,500,000       2,471,450
==========================================================================
                                                                18,121,141
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.46%

Pass Through Ctfs.,
  8.50%, 11/15/24                                  543,371         590,421
--------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                      635,207         656,068
--------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                      567,580         593,858
--------------------------------------------------------------------------
  6.00%, 12/15/31 to 01/15/32                      248,824         252,385
--------------------------------------------------------------------------
  7.50%, 01/15/32                                  360,338         381,755
==========================================================================
                                                                 2,474,487
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $22,709,437)                                        23,403,753
==========================================================================

ASSET-BACKED SECURITIES-5.75%

AIRLINES-3.42%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $3,000,000)(e)                                 3,000,000       2,390,340
--------------------------------------------------------------------------
American Airlines, Inc.- Class A-1-Series
  2001-1, Pass Through Ctfs. 6.98%, 05/23/21     4,523,618       4,444,003
--------------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                 2,960,923       2,813,706
--------------------------------------------------------------------------
Delta Air Lines, Inc., Equipment Trust Ctfs.,
  10.50%, 04/30/16                               5,000,000       4,951,250
--------------------------------------------------------------------------
United Air Lines, Inc.-Class A-2, Pass
  Through Ctfs., 7.73%, 07/01/10                 4,100,000       3,765,645
==========================================================================
                                                                18,364,944
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

DIVERSIFIED FINANCIAL SERVICES-2.01%

Citicorp Lease-Class A1, Series 1999-1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-06/19/02; Cost $2,768,495)(e)       $ 2,617,217    $  2,806,311
--------------------------------------------------------------------------
Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $3,603,676)(e)         3,600,000       3,893,508
--------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06              1,800,000       1,888,290
--------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $2,097,228)(e)                            2,100,000       2,190,770
==========================================================================
                                                                10,778,879
==========================================================================

ELECTRIC UTILITIES-0.32%

Beaver Valley II Funding Corp., Sec. Lease
  Obligation Bonds, 9.00%, 06/01/17              1,500,000       1,704,855
==========================================================================
    Total Asset-Backed Securities (Cost
      $30,908,620)                                              30,848,678
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

U.S. TREASURY SECURITIES-1.14%

U.S. TREASURY NOTES-1.14%

6.13%, 08/15/07                                $ 4,100,000    $  4,578,921
--------------------------------------------------------------------------
6.50%, 02/15/10                                    750,000         860,783
--------------------------------------------------------------------------
5.75%, 08/15/10                                    300,000         329,820
--------------------------------------------------------------------------
5.00%, 08/15/11                                    350,000         365,137
==========================================================================
    Total U.S. Treasury Securities (Cost
      $5,814,181)                                                6,134,661
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.80%

STIC Liquid Assets Portfolio(j)                  2,139,047       2,139,047
--------------------------------------------------------------------------
STIC Prime Portfolio(j)                          2,139,047       2,139,047
==========================================================================
    Total Money Market Funds (Cost
      $4,278,094)                                                4,278,094
==========================================================================
TOTAL INVESTMENTS-97.08% (Cost $545,065,865)                   520,787,718
==========================================================================
OTHER ASSETS LESS LIABILITIES-2.92%                             15,666,823
==========================================================================
NET ASSETS-100.00%                                            $536,454,541
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

CAD    - Canadian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Disc.  - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Jr.    - Junior
LYONS  - Liquid Yield Option Notes
NZD    - New Zealand Dollar
Pfd.   - Preferred
RAPS   - Redeemable and Putable Securities
REIT   - Real Estate Investment Trust
ROARS  - Redeemable and Remarketable Securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
TBA    - To Be Announced
Unsec. - Unsecured
Unsub. - Unsubordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $38,017,730, which represented 7.09% of the Fund's net assets.
(f) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Non-income producing security.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $545,065,865)                                $520,787,718
-----------------------------------------------------------
Foreign currencies, at value (cost $346,907)        353,141
-----------------------------------------------------------
Receivables for:
  Investments sold                               16,813,623
-----------------------------------------------------------
  Fund shares sold                                2,461,226
-----------------------------------------------------------
  Dividends and interest                         10,755,503
-----------------------------------------------------------
  Foreign currency contracts outstanding             23,106
-----------------------------------------------------------
  Investment for deferred compensation plan          70,105
-----------------------------------------------------------
Other assets                                         46,577
===========================================================
    Total assets                                551,310,999
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          12,012,292
-----------------------------------------------------------
  Fund shares reacquired                          1,616,258
-----------------------------------------------------------
  Dividends                                         674,827
-----------------------------------------------------------
  Deferred compensation plan                         70,105
-----------------------------------------------------------
Accrued distribution fees                           326,938
-----------------------------------------------------------
Accrued trustees' fees                                  771
-----------------------------------------------------------
Accrued transfer agent fees                          85,641
-----------------------------------------------------------
Accrued operating expenses                           69,626
===========================================================
    Total liabilities                            14,856,458
===========================================================
Net assets applicable to shares outstanding    $536,454,541
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $281,966,398
___________________________________________________________
===========================================================
Class B                                        $216,709,807
___________________________________________________________
===========================================================
Class C                                        $ 37,768,735
___________________________________________________________
===========================================================
Class R                                        $      9,601
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          45,470,402
___________________________________________________________
===========================================================
Class B                                          34,900,924
___________________________________________________________
===========================================================
Class C                                           6,096,836
___________________________________________________________
===========================================================
Class R                                               1,548
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.20
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.20 divided by
      95.25%)                                  $       6.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       6.21
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       6.19
___________________________________________________________
===========================================================
Class R
  Net asset value and offering price per
    share                                      $       6.20
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                       $ 44,577,359
-----------------------------------------------------------
Dividends                                           367,555
-----------------------------------------------------------
Dividends from affiliated money market funds        149,725
===========================================================
    Total investment income                      45,094,639
===========================================================

EXPENSES:

Advisory fees                                     2,544,570
-----------------------------------------------------------
Administrative services fees                        131,802
-----------------------------------------------------------
Custodian fees                                       78,789
-----------------------------------------------------------
Distribution fees -- Class A                        797,679
-----------------------------------------------------------
Distribution fees -- Class B                      2,361,879
-----------------------------------------------------------
Distribution fees -- Class C                        431,875
-----------------------------------------------------------
Distribution fees -- Class R                              8
-----------------------------------------------------------
Transfer agent fees                               1,287,975
-----------------------------------------------------------
Trustees' fees                                       10,712
-----------------------------------------------------------
Other                                               220,152
===========================================================
    Total expenses                                7,865,441
===========================================================
Less: Fees waived                                    (1,176)
-----------------------------------------------------------
    Expenses paid indirectly                        (11,705)
===========================================================
    Net expenses                                  7,852,560
===========================================================
Net investment income                            37,242,079
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (54,395,886)
-----------------------------------------------------------
  Foreign currencies                                  1,337
-----------------------------------------------------------
  Foreign currency contracts                     (1,150,421)
===========================================================
                                                (55,544,970)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (7,324,078)
-----------------------------------------------------------
  Foreign currencies                                 28,219
-----------------------------------------------------------
  Foreign currency contracts                        195,089
===========================================================
                                                 (7,100,770)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                     (62,645,740)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(25,403,661)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  37,242,079    $ 43,500,196
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (55,544,970)    (42,785,523)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           (7,100,770)     23,348,156
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (25,403,661)     24,062,829
===========================================================================================
Distributions to shareholders from net investment income: .
  Class A                                                       (20,406,662)    (25,411,789)
-------------------------------------------------------------------------------------------
  Class B                                                       (13,291,002)    (14,235,384)
-------------------------------------------------------------------------------------------
  Class C                                                        (2,453,982)     (2,147,191)
-------------------------------------------------------------------------------------------
  Class R                                                               (74)             --
-------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                          (994,212)       (937,652)
-------------------------------------------------------------------------------------------
  Class B                                                          (736,149)       (595,428)
-------------------------------------------------------------------------------------------
  Class C                                                          (134,853)        (90,938)
-------------------------------------------------------------------------------------------
  Class R                                                               (32)             --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (31,273,225)     11,935,605
-------------------------------------------------------------------------------------------
  Class B                                                         4,755,275      30,091,490
-------------------------------------------------------------------------------------------
  Class C                                                        (1,919,177)     18,401,373
-------------------------------------------------------------------------------------------
  Class R                                                            10,118              --
===========================================================================================
    Net increase (decrease) in net assets                       (91,847,636)     41,072,915
===========================================================================================

NET ASSETS:

  Beginning of year                                             628,302,177     587,229,262
===========================================================================================
  End of year                                                 $ 536,454,541    $628,302,177
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 699,747,585    $730,247,353
-------------------------------------------------------------------------------------------
  Undistributed net investment income                            (1,534,587)       (296,959)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (137,540,332)    (83,285,278)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                   (24,218,125)    (18,362,939)
===========================================================================================
                                                              $ 536,454,541    $628,302,177
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $782,843, undistributed net realized gains increased by $1,289,916 and paid in capital decreased by $2,072,759 as a result of book/tax differences due to foreign currency transactions, defaulted bonds adjustments, bond premium amortization, return of capital and other reclassifications. Net assets of the fund were unaffected by the reclassifications.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.


       The Fund's capital loss carryforward of $93,080,969 as of July 31, 2002 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD    EXPIRATION
   ------------    ----------
   $ 1,419,489    July 31, 2006
   ----------------------------
    13,740,010    July 31, 2007
   ----------------------------
    26,912,929    July 31, 2008
   ----------------------------
     2,702,340    July 31, 2009
   ----------------------------
    48,306,201    July 31, 2010
   ============================
   $93,080,969
   ____________________________
   ============================


       As of July 31, 2002 the Fund has a post-October capital loss deferral of $42,757,374, which will be recognized in the following tax year.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at year were as follows:

                               CONTRACT TO
   SETTLEMENT             ----------------------                 UNREALIZED
   DATE         CURRENCY   DELIVER     RECEIVE       VALUE      APPRECIATION
   ----------   --------  ---------   ----------   ----------   ------------
   10/09/02       EUR     3,500,000   $3,433,500   $3,410,394     $23,106
   _________________________________________________________________________
   =========================================================================


G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities and recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,245,584 reduction in the cost of securities and a corresponding $1,245,584 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,122,887, to increase net unrealized gains and losses by $709,675 and to increase net realized gains and losses by $413,212. As a result the net investment income per share was decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01, and the ratio of net investment income to average net assets decreased by 0.19%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $1,176.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $131,802 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $697,042 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $797,679, $2,361,879, $431,875 and $8, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $130,523 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $41,125, $7,536, $24,489 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,414 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,995 and reductions in custodian fees of $4,710 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,705.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income                           $36,151,720    $41,794,364
-------------------------------------------------------------
Return of capital                    1,865,246      1,624,018
=============================================================
                                   $38,016,966    $43,418,382
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     $ (93,080,969)
-----------------------------------------------------------
Unrealized appreciation (depreciation)          (70,212,075)
===========================================================
                                              $(163,293,044)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the treatment of bond premium amortization, the treatment of defaulted bonds and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $410,360,027 and $443,357,783, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 13,049,250
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (40,479,224)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(27,429,974)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $548,217,692.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      19,535,050    $ 129,985,397     19,948,772    $ 139,192,236
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      10,824,126       72,286,011     11,714,579       81,887,558
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,329,978       15,549,708      4,180,883       29,145,850
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          1,531           10,012             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,547,835       16,937,345      3,099,848       21,590,593
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,516,843       10,088,147      1,543,513       10,761,821
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         294,792        1,957,101        250,632        1,741,447
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                             17              106             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (26,805,775)    (178,195,967)   (21,394,116)    (148,847,224)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (11,702,242)     (77,618,883)    (8,963,733)     (62,557,889)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,930,754)     (19,425,986)    (1,792,733)     (12,485,924)
==========================================================================================================================
                                                               (4,388,599)   $ (28,427,009)     8,587,645    $  60,428,468
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                                 SEVEN MONTHS
                                                       YEAR ENDED JULY 31,         ENDED             YEAR ENDED DECEMBER 31,
                                                    -------------------------     JULY 31,       --------------------------------
                                                      2002             2001         2000           1999        1998        1997
                                                    --------         --------    ------------    --------    --------    --------
Net asset value, beginning of period                $   6.91         $   7.14      $   7.59      $   8.38    $   8.57    $   8.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.44(a)(b)       0.53          0.34          0.57        0.57        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.70)           (0.23)        (0.47)        (0.81)      (0.16)       0.39
=================================================================================================================================
    Total from investment operations                   (0.26)            0.30         (0.13)        (0.24)       0.41        0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.43)           (0.51)        (0.25)        (0.55)      (0.55)      (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --               --            --            --       (0.05)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    (0.02)           (0.02)        (0.07)           --          --          --
=================================================================================================================================
    Total distributions                                (0.45)           (0.53)        (0.32)        (0.55)      (0.60)      (0.61)
=================================================================================================================================
Net asset value, end of period                      $   6.20         $   6.91      $   7.14      $   7.59    $   8.38    $   8.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (4.05)%           4.42%        (1.70)%       (2.92)%      4.94%      11.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $281,966         $346,967      $346,482      $393,414    $399,701    $340,608
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.96%(d)         0.95%         0.97%(e)      0.91%       0.91%       0.94%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                6.57%(a)(d)      7.57%         8.03%(e)      7.11%       6.69%       6.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   70%              83%           43%           78%         41%         54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $319,071,550.
(e)  Annualized.


                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                                                 SEVEN MONTHS
                                                       YEAR ENDED JULY 31,         ENDED             YEAR ENDED DECEMBER 31,
                                                    -------------------------     JULY 31,       --------------------------------
                                                      2002             2001         2000           1999        1998        1997
                                                    --------         --------    ------------    --------    --------    --------
Net asset value, beginning of period                $   6.92         $   7.14      $   7.58      $   8.37    $   8.55    $   8.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.39(a)(b)       0.48          0.31          0.50        0.50        0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.70)           (0.23)        (0.47)        (0.80)      (0.15)       0.38
=================================================================================================================================
    Total from investment operations                   (0.31)            0.25         (0.16)        (0.30)       0.35        0.86
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.38)           (0.45)        (0.21)        (0.49)      (0.48)      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --               --            --            --       (0.05)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    (0.02)           (0.02)        (0.07)           --          --          --
=================================================================================================================================
    Total distributions                                (0.40)           (0.47)        (0.28)        (0.49)      (0.53)      (0.54)
=================================================================================================================================
Net asset value, end of period                      $   6.21         $   6.92      $   7.14      $   7.58    $   8.37    $   8.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (4.76)%           3.67%        (2.09)%       (3.72)%      4.20%      10.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $216,710         $237,118      $213,926      $244,713    $219,033    $125,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.71%(d)         1.71%         1.73%(e)      1.66%       1.66%       1.69%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                5.82%(a)(d)      6.81%         7.28%(e)      6.36%       5.94%       5.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   70%              83%           43%           78%         41%         54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $236,187,889.
(e)  Annualized.


                                                                                     CLASS C
                                                 -------------------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                            SEVEN MONTHS        YEAR ENDED        (DATE SALES
                                                   YEAR ENDED JULY 31,        ENDED            DECEMBER 31,       COMMENCED) TO
                                                 -----------------------    JULY 31,        ------------------    DECEMBER 31,
                                                  2002            2001        2000           1999       1998         1997
                                                 -------         -------    ------------    -------    -------    --------------
Net asset value, beginning of period             $  6.91         $  7.13      $  7.57       $  8.36    $  8.54        $ 8.38
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.39(a)(b)      0.48         0.31          0.50       0.50          0.19
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.71)          (0.23)       (0.47)        (0.80)     (0.15)         0.22
================================================================================================================================
    Total from investment operations               (0.32)           0.25        (0.16)        (0.30)      0.35          0.41
================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.38)          (0.45)       (0.21)        (0.49)     (0.48)        (0.16)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --           --            --      (0.05)        (0.09)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                (0.02)          (0.02)       (0.07)           --         --            --
================================================================================================================================
    Total distributions                            (0.40)          (0.47)       (0.28)        (0.49)     (0.53)        (0.25)
================================================================================================================================
Net asset value, end of period                   $  6.19         $  6.91      $  7.13       $  7.57    $  8.36        $ 8.54
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                    (4.92)%          3.68%       (2.09)%       (3.71)%     4.21%         4.96%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $37,769         $44,216      $26,821       $28,202    $19,332        $2,552
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets             1.71%(d)        1.71%        1.73%(e)      1.66%      1.66%         1.69%(e)
================================================================================================================================
Ratio of net investment income to average net
  assets                                            5.82%(a)(d)     6.81%        7.28%(e)      6.36%      5.94%         5.80%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                               70%             83%          43%           78%        41%           54%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $43,187,491.
(e)  Annualized.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                JULY 31,
                                                                  2002
                                                                -------------
Net asset value, beginning of period                               $ 6.53
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.06(a)(b)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.32)
=============================================================================
    Total from investment operations                                (0.26)
=============================================================================
Less distributions:
  Dividends from net investment income                              (0.05)
-----------------------------------------------------------------------------
  Return of capital                                                 (0.02)
=============================================================================
    Total distributions                                             (0.07)
=============================================================================
Net asset value, end of period                                     $ 6.20
_____________________________________________________________________________
=============================================================================
Total return(c)                                                     (4.01)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                              1.21%(d)
=============================================================================
Ratio of net investment income to average net assets                 6.32%(a)(d)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                70%
_____________________________________________________________________________
=============================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $9,857.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Intermediate Government Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE
U.S. GOVERNMENT AGENCY SECURITIES-84.20%

FEDERAL FARM CREDIT BANK-3.77%

Bonds,
  3.88%, 12/15/04                              $  7,410,000    $    7,510,331
-----------------------------------------------------------------------------
  4.38%, 04/15/05                                 7,670,000         7,956,475
-----------------------------------------------------------------------------
  6.00%, 06/11/08 to 03/07/11                    19,000,000        20,535,460
-----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000         9,713,300
=============================================================================
                                                                   45,715,566
=============================================================================

FEDERAL HOME LOAN BANK-12.04%

Bonds,
  7.36%, 07/01/04                                 2,800,000         3,053,932
-----------------------------------------------------------------------------
Medium Term Notes,
  4.15%, 02/28/05                                40,800,000        40,867,320
-----------------------------------------------------------------------------
Unsec. Bonds,
  4.63%, 04/15/05                                23,330,000        24,351,621
-----------------------------------------------------------------------------
  6.50%, 11/15/05                                 2,000,000         2,202,380
-----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000         6,266,645
-----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000         1,055,510
-----------------------------------------------------------------------------
  5.75%, 05/15/12                                65,210,000        68,370,076
=============================================================================
                                                                  146,167,484
=============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-28.58%

Pass Through Certificates,
  9.00%, 12/01/05 to 04/01/25                     1,388,632         1,505,426
-----------------------------------------------------------------------------
  8.00%, 07/01/06 to 10/01/23                     5,220,288         5,628,155
-----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     9,925,171        10,674,325
-----------------------------------------------------------------------------
  7.00%, 11/01/10 to 06/01/32                    78,745,078        82,076,854
-----------------------------------------------------------------------------
  6.50%, 02/01/11 to 10/01/31                    34,152,741        35,432,254
-----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    3,198,026         3,683,810
-----------------------------------------------------------------------------
  12.00%, 02/01/13                                    6,974             8,086
-----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      549,580           629,066
-----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     2,840,965         3,157,989
-----------------------------------------------------------------------------
  7.50%, 09/01/30                                 2,868,244         3,025,853
-----------------------------------------------------------------------------
Pass Through Certificates TBA,(a)
  6.00%, 08/01/32                                24,000,000        24,269,250
-----------------------------------------------------------------------------
  6.50%, 08/01/32                                50.000,000        51,498,438
-----------------------------------------------------------------------------

                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-(CONTINUED)

Unsec. Medium Term Notes,
  3.88%, 12/20/04                              $ 21,090,000    $   21,235,521
-----------------------------------------------------------------------------
  4.38%, 08/19/05                                 9,750,000         9,763,163
-----------------------------------------------------------------------------
  4.50%, 02/27/06                                30,000,000        30,386,400
-----------------------------------------------------------------------------
  5.50%, 04/11/06                                 4,900,000         4,931,556
-----------------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                30,000,000        31,223,700
-----------------------------------------------------------------------------
  5.13%, 10/15/08 to 07/15/12                    27,000,000        27,662,060
=============================================================================
                                                                  346,791,906
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-31.72%

Pass Through Certificates,
  8.50%, 01/01/07 to 04/01/30                    28,664,593        31,180,403
-----------------------------------------------------------------------------
  7.50%, 06/01/10 to 07/01/31                    26,139,030        27,635,188
-----------------------------------------------------------------------------
  7.00%, 05/01/11 to 05/01/32                    17,280,390        18,015,494
-----------------------------------------------------------------------------
  8.00%, 02/01/12 to 07/01/31                     6,944,788         7,428,424
-----------------------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/31                    19,298,716        20,116,419
-----------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                    15,903,424        16,369,742
-----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       591,715           657,629
-----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    3,421,065         3,891,052
-----------------------------------------------------------------------------
  10.30%, 04/20/25                                1,061,506         1,198,382
-----------------------------------------------------------------------------
Pass Through Certificates, TBA,(a)
  6.00%, 08/01/32                                44,000,000        44,433,125
-----------------------------------------------------------------------------
  6.50%, 08/01/32                                88,500,000        91,119,047
-----------------------------------------------------------------------------
  8.50%, 09/01/32                                 3,500,000         3,831,406
-----------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    24,765,000        26,871,941
-----------------------------------------------------------------------------
  6.47%, 09/25/12                                10,550,000        11,670,726
-----------------------------------------------------------------------------
Unsec. Notes,
  5.35%, 09/19/06                                 8,000,000         8,034,320
-----------------------------------------------------------------------------
  5.25%, 04/15/07                                16,000,000        16,904,320
-----------------------------------------------------------------------------
  4.25%, 07/15/07                                23,000,000        23,275,540
-----------------------------------------------------------------------------
  6.13%, 03/15/12                                30,000,000        32,281,500
=============================================================================
                                                                  384,914,658
=============================================================================


                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.81%

Pass Through Certificates,
  6.00%, 10/15/08 to 11/15/08                  $    245,318    $      256,236
-----------------------------------------------------------------------------
  6.50%, 10/15/08                                   196,345           206,927
-----------------------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28                     8,963,946         9,385,855
-----------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       515,649           567,646
-----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     1,901,714         2,131,444
-----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    4,205,083         4,793,064
-----------------------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15                       37,324            43,303
-----------------------------------------------------------------------------
  12.50%, 11/15/10                                   45,366            53,596
-----------------------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15                      159,406           192,766
-----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      145,524           175,780
-----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      203,121           244,076
-----------------------------------------------------------------------------
  10.50%, 02/15/16                                   22,713            26,588
-----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                    11,787,482        12,647,104
-----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                     3,155,888         3,345,012
=============================================================================
                                                                   34,069,397
=============================================================================

PRIVATE EXPORT FUNDING COMPANY-1.39%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000         8,003,100
-----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000         8,864,480
=============================================================================
                                                                   16,867,580
=============================================================================

TENNESSEE VALLEY AUTHORITY-3.89%

Bonds, 4.88%, 12/15/16                           10,000,000        10,338,400
-----------------------------------------------------------------------------
Series A, Bonds, 5.63%, 01/18/11                 28,517,000        29,881,253
-----------------------------------------------------------------------------
Series G, Bonds, 5.38%, 11/13/08                  6,600,000         7,010,058
=============================================================================
                                                                   47,229,711
=============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,004,015,856)                                     1,021,756,302
=============================================================================

                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE


U.S. TREASURY SECURITIES-16.75%

U.S. TREASURY NOTES-12.64%

6.75%, 05/15/05                                $ 29,500,000    $   32,694,850
-----------------------------------------------------------------------------
4.63%, 05/15/06                                  29,800,000        31,384,764
-----------------------------------------------------------------------------
4.38%, 05/15/07(b)                               66,000,000        68,670,360
-----------------------------------------------------------------------------
4.88%, 02/15/12(b)                               20,000,000        20,637,200
=============================================================================
                                                                  153,387,174
=============================================================================
U.S. TREASURY BONDS-3.28%

7.50%, 11/15/16 to 11/15/24                      14,950,000        18,739,609
-----------------------------------------------------------------------------
6.25%, 05/15/30                                  18,890,000        21,037,226
=============================================================================
                                                                   39,776,835
=============================================================================
U.S. TREASURY STRIPS-0.83%(c)

5.38%, 05/15/06                                   8,000,000         7,092,800
-----------------------------------------------------------------------------
6.79%, 11/15/18                                   7,750,000         3,053,423
=============================================================================
                                                                   10,146,223
=============================================================================
    Total U.S. Treasury Securities (Cost
      $197,840,943)                                               203,310,232
=============================================================================

                                                  SHARES
MONEY MARKET FUNDS-23.35%

STIT Government & Agency Portfolio (Cost
  $283,406,073)(d)                              283,406,073       283,406,073
=============================================================================
TOTAL INVESTMENTS-124.30% (Cost
  $1,485,262,872)                                               1,508,472,607
=============================================================================
OTHER ASSETS LESS LIABILITIES-(24.30%)                           (294,915,053)
=============================================================================
NET ASSETS-100.00%                                             $1,213,557,554
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 07/31/02.
(c) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $1,485,262,872)                            $1,508,472,607
-----------------------------------------------------------
Receivables for:
  Fund shares sold                               12,780,810
-----------------------------------------------------------
  Dividends and interest                         11,713,196
-----------------------------------------------------------
  Principal paydowns                                332,135
-----------------------------------------------------------
Investment for deferred compensation plan            56,200
-----------------------------------------------------------
Other assets                                        139,110
===========================================================
    Total assets                              1,533,494,058
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         214,344,543
-----------------------------------------------------------
  Fund shares reacquired                         13,886,549
-----------------------------------------------------------
  Dividends                                         702,769
-----------------------------------------------------------
  Reverse repurchase agreements                  89,705,000
-----------------------------------------------------------
  Deferred compensation plan                         56,200
-----------------------------------------------------------
Accrued interest expense                              3,920
-----------------------------------------------------------
Accrued distribution fees                           777,774
-----------------------------------------------------------
Accrued trustees' fees                                1,283
-----------------------------------------------------------
Accrued transfer agent fees                         114,106
-----------------------------------------------------------
Accrued operating expenses                          344,360
===========================================================
    Total liabilities                           319,936,504
===========================================================
Net assets applicable to shares
  outstanding                                $1,213,557,554
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                      $  473,103,542
___________________________________________________________
===========================================================
Class B                                      $  613,306,204
___________________________________________________________
===========================================================
Class C                                      $  127,114,212
___________________________________________________________
===========================================================
Class R                                      $       33,596
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          50,991,897
___________________________________________________________
===========================================================
Class B                                          65,901,089
___________________________________________________________
===========================================================
Class C                                          13,706,567
___________________________________________________________
===========================================================
Class R                                               3,625
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                  $         9.28
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.28 divided by
      95.25%)                                $         9.74
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                    $         9.31
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                    $         9.27
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                    $         9.27
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $41,389,986
-----------------------------------------------------------
Dividends from affiliated money market funds      3,934,282
===========================================================
    Total investment income                      45,324,268
===========================================================

EXPENSES:

Advisory fees                                     3,328,024
-----------------------------------------------------------
Administrative services fees                        158,838
-----------------------------------------------------------
Custodian fees                                      104,840
-----------------------------------------------------------
Distribution fees -- Class A                        913,667
-----------------------------------------------------------
Distribution fees -- Class B                      3,744,307
-----------------------------------------------------------
Distribution fees -- Class C                        823,922
-----------------------------------------------------------
Distribution fees -- Class R                             14
-----------------------------------------------------------
Interest                                            350,670
-----------------------------------------------------------
Transfer agent fees                               1,413,898
-----------------------------------------------------------
Trustees' fees                                       12,034
-----------------------------------------------------------
Other                                               305,503
===========================================================
    Total expenses                               11,155,717
===========================================================
Less: Fees waived                                   (28,397)
-----------------------------------------------------------
    Expenses paid indirectly                        (10,009)
===========================================================
    Net expenses                                 11,117,311
===========================================================
Net investment income                            34,206,957
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities      7,060,161
===========================================================
Change in net unrealized appreciation of
  investment securities                          13,327,043
===========================================================
Net gain from investment securities              20,387,204
===========================================================
Net increase in net assets resulting from
  operations                                    $54,594,161
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                   2002             2001
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                       $   34,206,957    $ 26,811,062
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     7,060,161       3,212,879
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    13,327,043      14,303,931
============================================================================================
    Net increase in net assets resulting from operations          54,594,161      44,327,872
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (18,042,169)    (14,773,132)
--------------------------------------------------------------------------------------------
  Class B                                                        (15,743,394)    (11,061,094)
--------------------------------------------------------------------------------------------
  Class C                                                         (3,470,538)     (2,309,804)
--------------------------------------------------------------------------------------------
  Class R                                                               (135)             --
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                                 --        (128,142)
--------------------------------------------------------------------------------------------
  Class B                                                                 --        (110,507)
--------------------------------------------------------------------------------------------
  Class C                                                                 --         (23,140)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        162,667,870      72,844,994
--------------------------------------------------------------------------------------------
  Class B                                                        336,030,816      85,911,151
--------------------------------------------------------------------------------------------
  Class C                                                         65,503,763      24,431,473
--------------------------------------------------------------------------------------------
  Class R                                                             33,308              --
============================================================================================
    Net increase in net assets                                   581,573,682     199,109,671
============================================================================================

NET ASSETS:

  Beginning of year                                              631,983,872     432,874,201
============================================================================================
  End of year                                                 $1,213,557,554    $631,983,872
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,228,796,118    $664,652,890
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (133,395)        (63,726)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (38,314,904)    (41,850,663)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                23,209,735       9,245,371
============================================================================================
                                                              $1,213,557,554    $631,983,872
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts excluding mortgage-backed securities, are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $3,616,931, undistributed net realized gains decreased by $3,524,402 and shares of beneficial interest decreased by $92,529 as a result of book/tax differences due to paydown reclassifications, distributions, bond premium amortization, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $38,314,903 which expires as follows:

   CAPITAL LOSS
   CARRYFORWARD    EXPIRATION
   ------------    ----------
   $   219,350    July 31, 2003
   ----------------------------
     3,466,244    July 31, 2004
   ----------------------------
         4,686    July 31, 2005
   ----------------------------
    25,224,263    July 31, 2007
   ----------------------------
     9,400,360    July 31, 2008
   ============================
   $38,314,903
   ____________________________
   ============================

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses or an asset-backed securities as adjustments to net investment income. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $637,321 reduction in the cost of securities and a corresponding $637,321 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,129,244, to increase net unrealized gains and losses by $760,102 and to increase net realized gains and losses by $369,142. As a result the net investment income per share decreased $0.04, the net realized and unrealized gains and losses per share increased by $0.04 and the ratio of net investment income to average net assets decreased by 0.51%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $28,397.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $158,838 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $666,962 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $913,667, $3,744,307, $823,922 and $14, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $300,212 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $214,155, $14,615, $54,801 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $9,365 and reductions in custodian fees of $644 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,009.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.

  The maximum amount of repurchase agreements outstanding during the year ended July 31, 2002 was $90,425,000, and averaged $24,797,711 per day with a weighted average interest rate of 1.41%.

  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from
  ordinary income                  $37,256,236    $28,405,819
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss
  carryforward            $(38,314,903)
--------------------------------------
Unrealized appreciation     23,076,339
======================================
                          $(15,238,564)
______________________________________
======================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of bond premium amortization and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $1,432,206,187 and $966,770,487, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $24,307,748
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,162,277)
===========================================================
Net unrealized appreciation of investment
  securities                                    $23,145,471
___________________________________________________________
===========================================================
Cost of investment for tax purposes is $1,485,327,136.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                           2002                              2001
                                                              -------------------------------    ----------------------------
                                                                 SHARES           AMOUNT           SHARES          AMOUNT
                                                              ------------    ---------------    -----------    -------------
Sold:
  Class A                                                      141,358,670    $ 1,293,194,070     70,420,358    $ 634,206,122
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       54,984,125        507,221,308     21,411,964      193,273,518
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       17,930,155        164,422,350      7,928,891       71,408,489
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           4,773             43,973             --               --
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        1,556,614         14,273,598      1,352,466       12,138,035
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,318,829         12,129,999        904,111        8,138,588
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          303,088          2,777,727        211,013        1,893,881
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                              15                135             --               --
=============================================================================================================================
Reacquired:
  Class A                                                     (125,208,629)    (1,144,799,798)   (63,746,143)    (573,499,163)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (20,005,120)      (183,320,491)   (12,844,788)    (115,500,955)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,125,287)      (101,696,314)    (5,443,297)     (48,870,897)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          (1,163)           (10,800)            --               --
=============================================================================================================================
                                                                61,116,070    $   564,235,757     20,194,575    $ 183,187,618
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                SEVEN MONTHS
                                                     YEAR ENDED JULY 31,           ENDED             YEAR ENDED DECEMBER 31,
                                                   ------------------------       JULY 31,       --------------------------------
                                                     2002            2001           2000           1999        1998        1997
                                                   --------        --------    --------------    --------    --------    --------
Net asset value, beginning of period               $   9.08        $   8.77       $   8.80       $   9.58    $   9.46    $   9.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.43(a)         0.50(b)        0.34           0.60        0.62        0.63
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.23            0.35          (0.03)         (0.78)       0.13        0.18
=================================================================================================================================
    Total from investment operations                   0.66            0.85           0.31          (0.18)       0.75        0.81
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.46)          (0.54)         (0.34)         (0.60)      (0.63)      (0.61)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                      --              --             --             --          --       (0.02)
=================================================================================================================================
    Total distributions                               (0.46)          (0.54)         (0.34)         (0.60)      (0.63)      (0.63)
=================================================================================================================================
Net asset value, end of period                     $   9.28        $   9.08       $   8.77       $   8.80    $   9.58    $   9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        7.39%           9.91%          3.55%         (1.87)%      8.17%       9.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $473,104        $302,391       $221,636       $238,957    $245,613    $167,427
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                         0.94%(d)        1.32%          1.25%(e)       1.08%       1.20%       1.11%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                         0.90%(d)        0.93%          0.98%(e)       0.89%       0.96%       1.00%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.58%(a)(d)     5.61%          6.61%(e)       6.60%       6.43%       6.77%
=================================================================================================================================
Ratio of interest expense to average net assets        0.04%(d)        0.39%          0.27%(e)       0.19%       0.24%       0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 146%            194%            65%           141%        147%         99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydown gains and losses adjustment to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $365,466,933.
(e)  Annualized.


                                                                                      CLASS B
                                                    ---------------------------------------------------------------------------
                                                                                SEVEN MONTHS
                                                      YEAR ENDED JULY 31,           ENDED           YEAR ENDED DECEMBER 31,
                                                    ------------------------      JULY 31,      -------------------------------
                                                      2002            2001          2000          1999        1998       1997
                                                    --------        --------    ------------    --------    --------    -------
Net asset value, beginning of period                $   9.11        $   8.79      $   8.82      $   9.59    $   9.46    $  9.28
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.37(a)         0.44(b)       0.30          0.53        0.55       0.56
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.22            0.35         (0.04)        (0.77)       0.13       0.17
===============================================================================================================================
    Total from investment operations                    0.59            0.79          0.26         (0.24)       0.68       0.73
===============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.39)          (0.47)        (0.29)        (0.53)      (0.55)     (0.53)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                       --              --            --            --          --      (0.02)
===============================================================================================================================
    Total distributions                                (0.39)          (0.47)        (0.29)        (0.53)      (0.55)     (0.55)
===============================================================================================================================
Net asset value, end of period                      $   9.31        $   9.11      $   8.79      $   8.82    $   9.59    $  9.46
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                         6.58%           9.17%         3.05%        (2.56)%      7.40%      8.16%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $613,306        $269,677      $177,032      $228,832    $237,919    $89,265
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.69%(d)        2.08%         2.01%(e)      1.85%       1.96%      1.87%
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          1.65%(d)        1.69%         1.74%(e)      1.66%       1.72%      1.76%
===============================================================================================================================
Ratio of net investment income to average net
  assets                                                3.83%(a)(d)     4.85%         5.85%(e)      5.83%       5.68%      6.01%
===============================================================================================================================
Ratio of interest expense to average net assets         0.04%(d)        0.39%         0.27%(e)      0.19%       0.24%      0.11%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                  146%            194%           65%          141%        147%        99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to net investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect the change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $374,430,725.
(e)  Annualized.


                                                                                    CLASS C
                                                -------------------------------------------------------------------------------
                                                                                                                 AUGUST 4, 1997
                                                                           SEVEN MONTHS        YEAR ENDED         (DATE SALES
                                                  YEAR ENDED JULY 31,         ENDED           DECEMBER 31,       COMMENCED) TO
                                                -----------------------      JULY 31,      ------------------     DECEMBER 31,
                                                  2002           2001          2000         1999       1998           1997
                                                --------        -------    ------------    -------    -------    --------------
Net asset value, beginning of period            $   9.08        $  8.77      $  8.79       $  9.56    $  9.44        $ 9.33
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.37(a)        0.44(b)      0.30          0.53       0.56          0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.21           0.34        (0.03)        (0.77)      0.11          0.10
===============================================================================================================================
    Total from investment operations                0.58           0.78         0.27         (0.24)      0.67          0.34
===============================================================================================================================
Less distributions:
  Dividends from net investment income             (0.39)         (0.47)       (0.29)        (0.53)     (0.55)        (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                   --             --           --            --         --         (0.01)
===============================================================================================================================
    Total distributions                            (0.39)         (0.47)       (0.29)        (0.53)     (0.55)        (0.23)
===============================================================================================================================
Net asset value, end of period                  $   9.27        $  9.08      $  8.77       $  8.79    $  9.56        $ 9.44
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     6.48%          9.08%        3.18%        (2.57)%     7.31%         3.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $127,114        $59,915      $34,206       $39,011    $38,026        $1,851
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                      1.69%(d)       2.08%        2.01%(e)      1.85%      1.96%         1.87%(e)
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                      1.65%(d)       1.69%        1.74%(e)      1.66%      1.72%         1.76%(e)
===============================================================================================================================
Ratio of net investment income to average
  net assets                                        3.83%(a)(d)    4.85%        5.85%(e)      5.83%      5.68%         6.01%(e)
===============================================================================================================================
Ratio of interest expense to average net
  assets                                            0.04%(d)       0.39%        0.27%(e)      0.19%      0.24%         0.11%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                              146%           194%          65%          141%       147%           99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses adjustments to net investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $82,392,196.
(e)  Annualized.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  JULY 31,
                                                                    2002
                                                                -------------
Net asset value, beginning of period                               $ 9.13
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.07(a)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.14
=============================================================================
    Total from investment operations                                 0.21
=============================================================================
Less distributions from net investment income                       (0.07)
=============================================================================
Net asset value, end of period                                     $ 9.27
_____________________________________________________________________________
=============================================================================
Total return(b)                                                      2.34%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   34
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                           1.19%(c)
=============================================================================
Ratio of expenses to average net assets (excluding interest
  expense                                                            1.15%(c)
=============================================================================
Ratio of net investment income to average net assets                 4.33%(a)(c)
=============================================================================
Ratio of interest expense to average net assets                      0.04%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                               146%
_____________________________________________________________________________
=============================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses adjustments to net investment income, the net investment income per share would have remained the same and the ratio of net investment to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,017.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders of AIM Limited Maturity Treasury Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                               /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                            PAR         MARKET
                                         MATURITY          (000S)       VALUE
U.S. TREASURY NOTES--99.03%
3.63%                              08/31/03 to 03/31/04   $113,300   $115,952,634
---------------------------------------------------------------------------------
2.75%                              09/30/03 to 10/31/03    113,100    114,483,803
---------------------------------------------------------------------------------
3.00%                              11/30/03 to 02/29/04    170,800    173,487,794
---------------------------------------------------------------------------------
3.25%                              12/31/03 to 05/31/04    113,800    116,080,418
---------------------------------------------------------------------------------
3.38%                                          04/30/04     56,800     58,077,432
---------------------------------------------------------------------------------
2.88%                                          06/30/04     56,800     57,559,416
---------------------------------------------------------------------------------
2.25%                                          07/31/04     56,800     56,831,240
=================================================================================
Total U.S. Treasury Notes (Cost
  $681,956,936)                                                       692,472,737
_________________________________________________________________________________
=================================================================================
TOTAL INVESTMENTS--99.03%                                             692,472,737
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS
  LIABILITIES--0.97%                                                    6,755,426
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $699,228,163
_________________________________________________________________________________
=================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $681,956,936)                                $692,472,737
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                6,964,556
-----------------------------------------------------------
  Interest                                        4,575,706
-----------------------------------------------------------
Investment for deferred compensation plan            51,395
-----------------------------------------------------------
Other assets                                         55,650
===========================================================
    Total assets                                704,120,044
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          4,411,765
-----------------------------------------------------------
  Amount due custodian                               27,710
-----------------------------------------------------------
  Dividends                                         231,849
-----------------------------------------------------------
  Deferred compensation plan                         51,395
-----------------------------------------------------------
Accrued distribution fees                           130,212
-----------------------------------------------------------
Accrued trustees' fees                                  784
-----------------------------------------------------------
Accrued transfer agent fees                           3,409
-----------------------------------------------------------
Accrued operating expenses                           34,757
===========================================================
    Total liabilities                             4,891,881
===========================================================
Net assets applicable to shares outstanding    $699,228,163
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $696,258,551
___________________________________________________________
===========================================================
Institutional Class                            $  2,969,612
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          66,096,475
___________________________________________________________
===========================================================
Institutional Class                                 281,956
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.53
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.53 divided by
      99.00%)                                  $      10.64
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.53
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $22,206,649
===========================================================

EXPENSES:

Advisory fees                                     1,200,432
-----------------------------------------------------------
Administrative services fees                        122,783
-----------------------------------------------------------
Custodian fees                                       29,855
-----------------------------------------------------------
Distribution fees -- Class A                        921,799
-----------------------------------------------------------
Transfer agent fees -- Class A                      513,161
-----------------------------------------------------------
Transfer agent fees -- Institutional Class            2,097
-----------------------------------------------------------
Trustees' fees                                       11,040
-----------------------------------------------------------
Other                                               168,902
===========================================================
    Total expenses                                2,970,069
===========================================================
Less: Expenses paid indirectly                       (7,145)
===========================================================
    Net expenses                                  2,962,924
===========================================================
Net investment income                            19,243,725
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities     12,398,048
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           4,356,374
===========================================================
Net gain from investment securities              16,754,422
===========================================================
Net increase in net assets resulting from
  operations                                    $35,998,147
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 19,243,725    $ 18,352,135
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  12,398,048       3,891,256
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   4,356,374       6,182,255
==========================================================================================
    Net increase in net assets resulting from operations        35,998,147      28,425,646
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (19,170,139)    (18,285,550)
------------------------------------------------------------------------------------------
  Institutional Class                                              (70,078)        (99,845)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      171,767,941     197,751,141
------------------------------------------------------------------------------------------
  Institutional Class                                            1,091,152        (693,669)
==========================================================================================
    Net increase in net assets                                 189,617,023     207,097,723
==========================================================================================

NET ASSETS:

  Beginning of year                                            509,611,140     302,513,417
==========================================================================================
  End of year                                                 $699,228,163    $509,611,140
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $681,588,473    $508,729,380
------------------------------------------------------------------------------------------
  Undistributed net investment income                                   --          (3,506)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   7,123,889      (5,023,381)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              10,515,801       5,908,647
==========================================================================================
                                                              $699,228,163    $509,611,140
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of eight separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this objective, the highest total return achievable.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased and undistributed net realized gains was decreased by $250,778 as a result of differing book/tax treatments of bond premium amortization. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $250,780 reduction in the cost of securities and a corresponding $250,780 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,026,779, to increase net unrealized gains and losses by $627,423 and to increase net realized gains and losses by $399,356. As a result the net investment income per share was decreased by $0.01, and the ratio of net investment income to average net assets was decreased by 0.17%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $122,783 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $258,614 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2002, the Fund paid AIM Distributors $921,799 as compensation under the Plan.

  AIM Distributors retained commissions of $262,205 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors received $82,921 and $0 in contingent deferred sales charges imposed on redemptions of Class A and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS, and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,300 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,145 under an expense offset arrangement which resulted in a reduction of the Fund's net expenses of $7,145.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income                           $19,240,217    $18,385,395
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $ 7,487,787
-----------------------------------------------------------
Unrealized appreciation                          10,151,903
===========================================================
                                                $17,639,690
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and timing differences.


NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $1,091,795,482 and $906,163,340, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 was as follows:

Aggregate unrealized appreciation of investment securities    $10,219,199
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           --
=========================================================================
Net unrealized appreciation of investment securities          $10,219,199
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $682,253,538.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      75,803,443    $ 786,911,782     53,134,054    $ 540,139,806
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             184,259        1,912,257         40,446          411,876
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,557,231       16,184,908      1,557,471       15,770,377
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 238            2,477            184            1,869
==========================================================================================================================
Reacquired:
  Class A                                                     (60,767,295)    (631,328,749)   (35,304,325)    (358,159,042)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (79,249)        (823,582)      (110,347)      (1,107,414)
==========================================================================================================================
                                                               16,698,627    $ 172,859,093     19,317,483    $ 197,057,472
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                2002              2001        2000        1999        1998
                                                              --------          --------    --------    --------    --------
Net asset value, beginning of period                          $  10.26          $   9.96    $  10.03    $  10.07    $  10.07
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.33(a)           0.52(b)     0.51        0.47        0.53
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27              0.31       (0.07)      (0.04)         --
============================================================================================================================
    Total from investment operations                              0.60              0.83        0.44        0.43        0.53
============================================================================================================================
Less distributions from net investment income                    (0.33)            (0.53)      (0.51)      (0.47)      (0.53)
============================================================================================================================
Net asset value, end of period                                $  10.53          $  10.26    $   9.96    $  10.03    $  10.07
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   5.89%             8.53%       4.50%       4.32%       5.42%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $696,259          $507,799    $300,058    $390,018    $345,355
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           0.48%(d)          0.56%       0.54%       0.54%       0.54%
============================================================================================================================
Ratio of net investment income to average net assets              3.12%(a)(d)       5.15%       5.07%       4.61%       5.29%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            149%              137%        122%        184%        133%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $614,532,639.


                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                               2002             2001          2000      1999       1998
                                                              ------          -----------    ------    -------    -------
Net asset value, beginning of period                          $10.26            $ 9.96       $10.03    $ 10.07    $ 10.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.34(a)           0.54(b)      0.54       0.49       0.56
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.27              0.31        (0.07)     (0.04)        --
=========================================================================================================================
    Total from investment operations                            0.61              0.85         0.47       0.45       0.56
=========================================================================================================================
Less distributions from net investment income                  (0.34)            (0.55)       (0.54)     (0.49)     (0.56)
=========================================================================================================================
Net asset value, end of period                                $10.53            $10.26       $ 9.96    $ 10.03    $ 10.07
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                    6.05%             8.80%        4.78%      4.55%      5.66%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,970            $1,812       $2,455    $17,131    $50,609
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                         0.34%(c)          0.33%(d)     0.29%      0.31%      0.32%
=========================================================================================================================
Ratio of net investment income to average net assets            3.26%(a)(c)       5.38%        5.31%      4.84%      5.51%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                          149%              137%         122%       184%       133%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Ratios are based on average daily net assets of $2,165,576.
(d) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Money Market Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                         PAR
                                            MATURITY    (000)         VALUE
COMMERCIAL PAPER-32.28%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-9.09%

Atlantis One Funding Corp.(b)
  1.98%                                     08/01/02   $ 35,000   $   35,000,000
--------------------------------------------------------------------------------
  1.90%                                     09/16/02     47,200       47,085,409
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b)
  1.80%                                     09/18/02     15,124       15,087,702
--------------------------------------------------------------------------------
Stellar Funding Group, Inc.(b)
  1.79%                                     08/09/02     22,712       22,702,966
--------------------------------------------------------------------------------
  1.80%                                     08/14/02     10,000        9,993,500
--------------------------------------------------------------------------------
  2.02%                                     08/20/02      3,001        2,997,801
--------------------------------------------------------------------------------
  1.80%                                     08/21/02     15,000       14,985,000
--------------------------------------------------------------------------------
  2.02%                                     08/23/02      4,286        4,280,709
--------------------------------------------------------------------------------
  1.79%                                     09/20/02     14,000       13,965,194
--------------------------------------------------------------------------------
  1.80%                                     09/30/02     11,974       11,938,078
================================================================================
                                                                     178,036,359
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  FINANCE-4.79%

Thunder Bay Funding Inc.(b)
  1.80%                                     08/15/02     14,000       13,990,200
--------------------------------------------------------------------------------
  1.78%                                     09/16/02     80,000       79,818,044
================================================================================
                                                                      93,808,244
================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-2.06%

Enterprise Funding Corp. (LOC-Bank of
  America N.A.)(b)
  1.84%                                     08/26/02     10,500       10,486,583
--------------------------------------------------------------------------------
Newport Funding Corp.(b)(c)
  1.85%                                     11/19/02     30,000       29,830,875
================================================================================
                                                                      40,317,458
================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.11%

Charta Corp.(b)(c)
  1.81%                                     08/12/02     47,000       46,974,006
--------------------------------------------------------------------------------
Jupiter Securitization Corp.(b)
  1.79%                                     08/06/02     14,268       14,264,453
--------------------------------------------------------------------------------
  1.78%                                     09/18/02     19,290       19,244,219
================================================================================
                                                                      80,482,678
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.56%

FCAR Owner Trust-Series II
  1.90%                                     10/07/02     30,000       29,893,917
--------------------------------------------------------------------------------
  1.80%                                     10/23/02     20,000       19,917,000
--------------------------------------------------------------------------------
  1.80%                                     11/14/02     20,000       19,895,000
================================================================================
                                                                      69,705,917
================================================================================

                                                         PAR
                                            MATURITY    (000)         VALUE

BANKS-1.27%

Dresdner U.S. Finance, Inc. (Germany)
  1.98%                                     11/12/02   $ 25,000   $   24,858,375
================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.34%

CIT Group Inc. (The)
  1.85%(b)                                  09/23/02     10,000        9,972,764
--------------------------------------------------------------------------------
  1.88%                                     10/31/02     50,000       49,762,389
--------------------------------------------------------------------------------
  1.86%(b)                                  11/01/02     40,000       39,809,867
--------------------------------------------------------------------------------
National Australia Funding
  2.09%                                     02/07/03     25,000       24,724,236
================================================================================
                                                                     124,269,256
================================================================================

DIVERSIFIED METALS & MINING-1.06%

Rio Tinto America, Inc.(b)
  1.80%                                     08/16/02     20,759       20,743,431
================================================================================
    Total Commercial Paper (Cost
      $632,221,718)                                                  632,221,718
================================================================================

SHORT-TERM OBLIGATIONS-15.09%

CONSUMER FINANCE-1.09%

World Omni Auto Receivables Trust-Series
  2002-A
  1.87%                                     07/15/03     21,300       21,300,000
================================================================================

DIVERSIFIED FINANCIAL SERVICES-4.24%

Credit Suisse First Boston (Switzerland),
  Gtd. Medium Term Floating Rate Notes,
  1.92%(d)(e)                               08/20/02     33,000       33,000,000
--------------------------------------------------------------------------------
M-Market Trust Lilly-Series 2002A,
  Floating Rate Notes,
  1.89%(b)                                  06/03/03     50,000       50,000,000
================================================================================
                                                                      83,000,000
================================================================================

U.S. GOVERNMENT AGENCIES-9.76%

Federal Home Loan Bank,
  Unsec. Floating Rate Bonds,
  1.68%(e)                                  08/13/02     25,000       24,999,724
--------------------------------------------------------------------------------
  Unsec. Bonds,
  2.11%                                     08/12/03     30,000       30,000,000
--------------------------------------------------------------------------------
  2.25%                                     08/14/03     40,000       40,000,000
--------------------------------------------------------------------------------
Overseas Private Investment, Gtd. Floating
  Rate Participation Ctfs.,
  1.76%(f)                                  07/15/03     18,000       18,000,000
--------------------------------------------------------------------------------
  1.76%(f)                                  12/15/14     15,900       15,900,000
--------------------------------------------------------------------------------
  1.76%(f)                                  01/15/15      8,450        8,450,000
--------------------------------------------------------------------------------
  1.76%(f)                                  05/15/15     53,900       53,900,000
================================================================================
                                                                     191,249,724
================================================================================


                                                         PAR
                                            MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCIES-(CONTINUED)

    Total Short-Term Obligations (Cost
      $295,549,724)                                               $  295,549,724
================================================================================

VARIABLE RATE DEMAND NOTES-8.64%

BANKS-LETTER OF CREDIT-6.34%

Capital One Funding Corp.-Series 00-D,
  Floating Rate Notes (LOC-Bank One,
  Texas, N.A.),
  1.92%(f)                                  05/01/26   $  8,500        8,500,000
--------------------------------------------------------------------------------
  Series 97-E, Floating Rate Notes
  (LOC-Bank One, Texas, N.A.),
  1.92%(f)                                  08/01/12      9,649        9,649,000
--------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (National Benevolent
  Association); Series E RB (LOC-KBC Bank
  N.V.),
  1.90%(f)                                  03/01/30      9,650        9,650,000
--------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-First of America Bank
  N.A.),
  1.92%(f)                                  04/01/28      9,070        9,070,000
--------------------------------------------------------------------------------
Health Midwest Ventures-Series 94-A,
  Floating Rate Notes (LOC-Bank of America
  N.A.),
  2.62%(f)                                  08/01/19     16,860       16,860,000
--------------------------------------------------------------------------------
KBL Capital Fund Inc.-Series A, Loan
  Program Notes (LOC-National City Bank),
  1.92%(f)                                  05/01/27     16,730       16,730,000
--------------------------------------------------------------------------------
Miami-Dade (County of) Industrial
  Development Authority (Dolphins
  Stadium); IDR (LOC-Societe Generale),
  1.90%(f)                                  07/01/22        100          100,000
--------------------------------------------------------------------------------
Mississippi Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-First
  Union National Bank),
  1.84%(f)                                  09/01/15     20,000       20,000,000
--------------------------------------------------------------------------------
Mississippi Business Finance Corp.
  (Viking Range Corp. Project);
  IDR (LOC-Bank of
  America N.A.),
  1.89%(f)                                  06/01/15     15,230       15,230,000
--------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Historic Restoration Inc.);
  Series A RAN (LOC-Firstar Bank),
  2.05%(f)                                  12/01/05     11,000       11,000,000
--------------------------------------------------------------------------------
Port Blakely Communities; Series C RB
  (LOC-Bank of America N.A.),
  1.75%(f)                                  02/15/21      7,500        7,500,000
================================================================================
                                                                     124,289,000
================================================================================

INSURED-1.79%

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  Systems); Series C RB,
  1.80%(c)(f)                               07/01/24     12,420       12,420,000
--------------------------------------------------------------------------------

                                                         PAR
                                            MATURITY    (000)         VALUE
INSURED-(CONTINUED)

Michigan (State of) Housing Development
  Authority; Series C RB,
  1.85%(c)(f)                               12/01/20   $  6,405   $    6,405,000
--------------------------------------------------------------------------------
SSM Health Care (SSMC Obligated Group);
  Montana Health Facilities, Series E RB,
  1.85%(c)(f)                               06/01/25     16,200       16,200,000
================================================================================
                                                                      35,025,000
================================================================================

NON-BANKS GUARANTEED-0.51%

Mississippi Business Finance Corp. (GE
  Plastics Project); IDR,
  1.82%(f)                                  02/01/23     10,000       10,000,000
================================================================================
    Total Variable Rate Demand Notes (Cost
      $169,314,000)                                                  169,314,000
================================================================================

CERTIFICATES OF DEPOSIT-7.55%

BANKS-7.55%

Banque Nationale de Paris (France)
  2.00%                                     09/27/02     25,000       25,000,000
--------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.97%                                     09/24/02     30,000       30,000,223
--------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  2.00%                                     08/01/03     11,000       11,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)
  2.15%                                     02/10/03     32,000       32,000,000
--------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United
  Kingdom)
  1.82%                                     10/16/02     25,000       24,995,047
--------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.10%                                     08/28/02     25,000       25,000,000
================================================================================
    Total Certificates Of Deposit (Cost
      $147,995,270)                                                  147,995,270
================================================================================

BANK NOTES-1.02%

La Salle Bank N.A.
  2.40% (Cost $20,000,000)                  12/10/02     20,000       20,000,000
================================================================================

PROMISSORY NOTES-3.83%

DIVERSIFIED FINANCIAL SERVICES-3.83%

Goldman Sachs Group, Inc. (The)
  1.95%                                     03/21/03     50,000       50,000,000
--------------------------------------------------------------------------------
  2.14%                                     08/29/02     25,000       25,000,000
================================================================================
    Total Promissory Notes (Cost
      $75,000,000)                                                    75,000,000
================================================================================

MASTER NOTE AGREEMENTS-7.66%(g)

DIVERSIFIED FINANCIAL SERVICES-7.66%

Merrill Lynch Mortgage Capital, Inc.
  1.97%(h)                                  08/19/02     70,000       70,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  1.88%(i)                                  09/17/02     80,000       80,000,000
================================================================================
    Total Master Note Agreements (Cost
      $150,000,000)                                                  150,000,000
================================================================================


                                                         PAR
                                            MATURITY    (000)         VALUE

TIME DEPOSITS-8.17%

Deutsche Bank-Cayman (Germany)
  1.81%                                     08/01/02   $ 80,000   $   80,000,000
--------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.81%                                     08/01/02     80,000       80,000,000
================================================================================
    Total Time Deposits (Cost
      $160,000,000)                                                  160,000,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $1,650,080,712)                                              1,650,080,712
================================================================================

                                                         PAR
                                            MATURITY    (000)         VALUE



REPURCHASE AGREEMENTS-23.03%(j)

Credit Suisse First Boston (Switzerland)
  1.84%(k)                                  08/01/02   $250,000   $  250,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter Inc.
  1.84%(l)                                  08/01/02    201,124      201,124,278
================================================================================
    Total Repurchase Agreements (Cost
      $451,124,278)                                                  451,124,278
================================================================================
TOTAL INVESTMENTS-107.27%                                          2,101,204,990(m)
================================================================================
OTHER ASSETS LESS LIABILITIES-(7.27%)                               (142,401,548)
================================================================================
NET ASSETS-100.00%                                                $1,958,803,442
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RAN     - Revenue Anticipation Notes
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Secured by bond insurance provided by Ambac Assurance Corp. or MBIA Insurance Co.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 07/31/02 represented 1.68% of the Fund's net assets.
(e) Interest rates are redetermined periodically. Rate shown is the rate in effect on 07/31/02.
(f) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 07/31/02.
(g) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/02.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/02.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Repurchase agreement entered into 07/31/02 with a maturing value of $250,012,778. Collateralized by $857,174,000 par value of U.S. Government obligations, 0% to 8.88%, due 04/15/17 to 04/15/30, with an aggregate market value at 07/31/02 of $255,001,093.
(l) Joint repurchase agreement entered into 07/31/02 with a maturing value of $250,012,778. Collateralized by $322,449,306 par value of U.S. Government obligations, 0% to 14%, due 08/01/02 to 12/15/43, with an aggregate market value at 07/31/02 of $255,000,465.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JULY 31, 2002

ASSETS:

Investments, excluding repurchase
  agreements at value (amortized cost)       $1,650,080,712
-----------------------------------------------------------
Repurchase agreements                           451,124,278
-----------------------------------------------------------
Receivables for:
  Investments sold                                  207,000
-----------------------------------------------------------
  Fund shares sold                               23,525,409
-----------------------------------------------------------
  Interest                                        2,699,645
-----------------------------------------------------------
Investment for deferred compensation plan            90,560
-----------------------------------------------------------
Other assets                                        141,672
===========================================================
    Total assets                              2,127,869,276
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          81,000,000
-----------------------------------------------------------
  Fund shares reacquired                         86,401,109
-----------------------------------------------------------
  Dividends                                          95,997
-----------------------------------------------------------
  Deferred compensation plan                         90,560
-----------------------------------------------------------
Accrued distribution fees                         1,059,206
-----------------------------------------------------------
Accrued trustees' fees                                1,356
-----------------------------------------------------------
Accrued transfer agent fees                         294,039
-----------------------------------------------------------
Accrued operating expenses                          123,567
===========================================================
    Total liabilities                           169,065,834
===========================================================
Net assets applicable to shares outstanding  $1,958,803,442
___________________________________________________________
===========================================================

NET ASSETS:

AIM Cash Reserve Shares                      $1,121,878,913
___________________________________________________________
===========================================================
Class B                                      $  717,967,208
___________________________________________________________
===========================================================
Class C                                      $  118,947,311
___________________________________________________________
===========================================================
Class R                                      $       10,010
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                       1,121,852,681
___________________________________________________________
===========================================================
Class B                                         717,949,975
___________________________________________________________
===========================================================
Class C                                         118,944,860
___________________________________________________________
===========================================================
Class R                                              10,010
___________________________________________________________
===========================================================
AIM Cash Reserve Shares
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $41,358,409
===========================================================

EXPENSES:

Advisory fees                                     9,087,854
-----------------------------------------------------------
Administrative services fees                        251,839
-----------------------------------------------------------
Custodian fees                                       65,381
-----------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      2,735,865
-----------------------------------------------------------
Distribution fees -- Class B                      5,230,124
-----------------------------------------------------------
Distribution fees -- Class C                      1,002,104
-----------------------------------------------------------
Distribution fees -- Class R                              9
-----------------------------------------------------------
Transfer agent fees                               2,989,417
-----------------------------------------------------------
Trustees' fees                                       16,137
-----------------------------------------------------------
Other                                               580,154
===========================================================
    Total expenses                               21,958,884
===========================================================
Less: Expenses paid indirectly                      (19,763)
-----------------------------------------------------------
    Net expenses                                 21,939,121
===========================================================
Net investment income                            19,419,288
===========================================================
Net realized gain from investment securities          1,145
===========================================================
Net increase in net assets resulting from
  operations                                    $19,420,433
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   19,419,288    $   58,593,065
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         1,145            26,400
==============================================================================================
    Net increase in net assets resulting from operations          19,420,433        58,619,465
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (15,341,349)      (42,494,569)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,410,961)      (13,662,655)
----------------------------------------------------------------------------------------------
  Class C                                                           (666,967)       (2,435,841)
----------------------------------------------------------------------------------------------
  Class R                                                                (11)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                        184,349,260        25,475,028
----------------------------------------------------------------------------------------------
  Class B                                                        278,519,026       150,107,943
----------------------------------------------------------------------------------------------
  Class C                                                         32,062,975        41,425,293
----------------------------------------------------------------------------------------------
  Class R                                                             10,010                --
==============================================================================================
    Net increase in net assets                                   494,942,416       217,034,664
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,463,861,026     1,246,826,362
==============================================================================================
  End of year                                                 $1,958,803,442    $1,463,861,026
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,958,738,706    $1,463,797,435
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          64,736            63,591
==============================================================================================
                                                              $1,958,803,442    $1,463,861,026
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares. AIM Cash Reserve Shares and Class R shares are sold at net asset value. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $251,839 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $1,726,313 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% on average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid AIM Distributors $2,735,865, $5,230,124, $1,002,104 and $9, respectively, as compensation under the Plans.

  During the year ended July 31, 2002, AIM Distributors retained $5,458,855, $91,747, $406,871 and $0 in contingent deferred sales charges imposed on redemptions of AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $7,346 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19,763 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $19,763.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income                           $19,419,288    $58,593,065
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $273,800
----------------------------------------------------------
Unrealized appreciation (depreciation)             (97,839)
==========================================================
                                                  $175,961
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of certain expenses and other timing differences.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                         2002                                 2001
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
                                                           --------------    ---------------    --------------    ---------------
Sold:
  AIM Cash Reserve Class                                    7,239,176,762    $ 7,239,176,762     5,502,283,046    $ 5,502,283,046
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     920,671,959        920,671,959       805,015,989        805,015,989
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     492,311,444        492,311,444       362,537,320        362,537,320
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         14,201             14,201                --                 --
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Class                                       12,953,250         12,953,250        37,043,906         37,043,906
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,021,507          3,021,507        11,949,832         11,949,832
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         550,550            550,550         2,121,575          2,121,575
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                              5                  5                --                 --
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Class                                   (7,067,780,752)    (7,067,780,752)   (5,513,851,924)    (5,513,851,924)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (645,174,440)      (645,174,440)     (666,857,878)      (666,857,878)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (460,799,019)      (460,799,019)     (323,233,602)      (323,233,602)
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (4,196)            (4,196)               --                 --
=================================================================================================================================
                                                              494,941,271    $   494,941,271       217,008,264    $   217,008,264
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 8--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH RESERVE
                                            -------------------------------------------------------------------------------------
                                                                        SEVEN MONTHS
                                             YEAR ENDED JULY 31,           ENDED                  YEAR ENDED DECEMBER 31,
                                            ----------------------        JULY 31,        ---------------------------------------
                                               2002         2001            2000            1999           1998           1997
                                            ----------    --------      ------------      --------      ----------      ---------
Net asset value, beginning of period        $     1.00    $   1.00        $   1.00        $   1.00      $     1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0141      0.0467          0.0300(a)       0.0414          0.0453         0.0456
=================================================================================================================================
Less distributions from net investment
  income                                       (0.0141)    (0.0467)        (0.0300)        (0.0414)        (0.0453)       (0.0456)
=================================================================================================================================
Net asset value, end of period              $     1.00    $   1.00        $   1.00        $   1.00      $     1.00       $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   1.42%       4.77%           3.03%           4.22%           4.62%          4.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,121,879    $937,532        $912,042        $989,478      $1,179,072       $344,117
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.01%(c)    1.06%           1.07%(d)        1.04%           0.99%          1.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                              1.40%(c)    4.61%           5.15%(d)        4.16%           4.53%          4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,094,346,112.
(d)  Annualized.

                                                                                    CLASS B
                                                   -------------------------------------------------------------------------
                                                                            SEVEN MONTHS
                                                    YEAR ENDED JULY 31,        ENDED            YEAR ENDED DECEMBER 31,
                                                   ---------------------      JULY 31,      --------------------------------
                                                     2002         2001          2000          1999        1998        1997
                                                   --------     --------    ------------    --------    --------    --------
Net asset value, beginning of period               $   1.00     $   1.00      $   1.00      $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.0065       0.0392        0.0256(a)     0.0339      0.0371      0.0378
============================================================================================================================
Less distributions from net investment income       (0.0065)     (0.0392)      (0.0256)      (0.0339)    (0.0371)    (0.0378)
============================================================================================================================
Net asset value, end of period                     $   1.00     $   1.00      $   1.00      $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        0.66%        3.99%         2.59%         3.45%       3.78%       3.84%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $717,967     $439,445      $289,327      $404,911    $310,534    $116,058
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                1.76%(c)     1.81%         1.82%(d)      1.79%       1.81%       1.80%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net
  assets                                               0.65%(c)     3.86%         4.40%(d)      3.41%       3.71%       3.80%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $523,012,438.
(d)  Annualized.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                     SEVEN MONTHS            YEAR ENDED             (DATE SALES
                                           YEAR ENDED JULY 31,          ENDED               DECEMBER 31,           COMMENCED) TO
                                        -------------------------      JULY 31,        ----------------------       DECEMBER 31,
                                          2002            2001           2000            1999          1998             1997
                                        --------       ----------    ------------      --------      --------      --------------
Net asset value, beginning of period    $   1.00        $   1.00       $   1.00        $   1.00      $   1.00         $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.0065          0.0393         0.0256(a)       0.0339        0.0371           0.0158
=================================================================================================================================
Less distributions from net
  investment income                      (0.0065)        (0.0393)       (0.0256)        (0.0339)      (0.0371)         (0.0158)
=================================================================================================================================
Net asset value, end of period          $   1.00        $   1.00       $   1.00        $   1.00      $   1.00         $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             0.66%           4.00%          2.59%           3.44%         3.78%            3.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $118,947        $ 86,884       $ 45,457        $ 56,636      $ 27,391         $  8,287
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.76%(c)        1.81%          1.82%(d)        1.79%         1.81%            1.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                        0.65%(c)        3.86%          4.40%(d)        3.41%         3.71%            3.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $100,210,415.
(d)  Annualized.

                                                                                                                       CLASS R
                                                                                                                    -------------
                                                                                                                    JUNE 3, 2002
                                                                                                                     (DATE SALES
                                                                                                                    COMMENCED) TO
                                                                                                                      JULY 31,
                                                                                                                        2002
                                                                                                                    -------------
Net asset value, beginning of period                                                                                  $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                                 0.0010
=================================================================================================================================
Less distributions from net investment income                                                                          (0.0010)
=================================================================================================================================
Net asset value, end of period                                                                                        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                                                                           0.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                              $     10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                                                                                   1.26%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets                                                                      1.15%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $11,008.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Municipal Bond Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
ALABAMA-1.36%

Alabama (State of) Public School &
  College Authority; Capital Improvement
  Series 1999 C RB
  5.75%, 07/01/17                           AA     Aa3    $1,400    $  1,526,994
--------------------------------------------------------------------------------
Birmingham (City of) Special Care
  Facilities Financing Authority
  (Children's Hospital of Alabama);
  Health Care Facility Series 2002 RB
  5.38%, 06/01/23(b)                       AAA     Aaa     1,500       1,539,615
--------------------------------------------------------------------------------
Courtland (City of) Industrial
  Development Board (Champion
  International Corp. Project); Refunding
  Environmental Improvement Series 1996
  RB
  6.40%, 11/01/26(c)                        --    Baa2     2,315       2,392,691
--------------------------------------------------------------------------------
Jefferson (County of); Capital
  Improvement Sewer Series 2001 A RB Wts.
  5.00%, 02/01/41(b)                       AAA     Aaa     1,000         954,100
================================================================================
                                                                       6,413,400
================================================================================

ALASKA-0.28%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series 1992 A-2 RB
  6.75%, 12/01/24(c)                       AAA     Aaa     1,320       1,347,192
================================================================================

AMERICAN SAMOA-0.30%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(b)                        A      --      1,280       1,426,970
================================================================================

ARIZONA-1.38%

Arizona (State of) Educational Loan
  Marketing Corp.; Sr. Educational Loan
  Series 1992 RB
  6.13%, 09/01/02(c)                        --     Aa2     1,900       1,905,320
--------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center
  Project); Refunding Development Series
  2002 RB
  6.50%, 12/01/09(d)                        --     --        365         368,066
--------------------------------------------------------------------------------
  6.70%, 12/01/10(d)                        --     --        390         393,666
--------------------------------------------------------------------------------
  6.70%, 12/01/11(d)                        --     --        415         419,333
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
ARIZONA-(CONTINUED)

Pima (County of) Unified School District
  No. 10; Unlimited Tax School
  Improvement Series 1992 E GO
  6.50%, 07/01/05                           A+     A3     $3,100    $  3,447,541
================================================================================
                                                                       6,533,926
================================================================================

ARKANSAS-0.33%

Jefferson (County of) (Regional Medical
  Center Project); Refunding &
  Improvement Hospital Series 2001 RB
  5.85%, 06/01/26                           A      --        500         513,465
--------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series
  2000 RB
  5.60%, 12/01/25(b)                       AAA     Aaa     1,000       1,050,780
================================================================================
                                                                       1,564,245
================================================================================

CALIFORNIA-1.69%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor for Sr.
  Citizens); Series 2000 COP
  6.10%, 02/15/25                           A+     --      1,000       1,069,640
--------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19                           A+     --      2,085       2,186,039
--------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Odd Fellow Home of California);
  Series 1999 COP
  6.00%, 08/15/24                           A+     --      1,000       1,067,830
--------------------------------------------------------------------------------
California (State of) Educational
  Facilities Authority (Fresno Pacific
  University); Series 2000 A RB
  6.05%, 03/01/11                           --    Baa3     1,350       1,515,699
--------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency
  (California Toll Road Project); Sr.
  Lien Series 1995 A RB
  6.00%, 01/01/10(e)(f)                    AAA     Aaa       400         470,716
--------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06(d)                        --     --        377         392,658
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
CALIFORNIA-(CONTINUED)

Sacramento (City of) Cogeneration
  Authority (Proctor & Gamble Project);
  Series 1995 RB
  7.00%, 07/01/04                          BBB     --     $  500    $    544,045
--------------------------------------------------------------------------------
Sacramento City Financing Authority
  (Convention Center Hotel); Sr. Series
  1999 A RB
  6.25%, 01/01/30(d)                        --     --        750         750,555
================================================================================
                                                                       7,997,182
================================================================================

COLORADO-3.50%

Adams (County of) School District No. 1;
  Unlimited Tax Series 1992 GO
  6.63%, 12/01/02(e)(f)                    AAA     Aaa       500         513,550
--------------------------------------------------------------------------------
Aurora (City of); Public Improvement
  Series 2000 COP
  5.50%, 12/01/30(b)(f)                    AAA     Aaa     3,230       3,363,141
--------------------------------------------------------------------------------
Broomfield (City of); Refunding &
  Improvement Sale & Use Tax Series 2002
  A RB
  5.00%, 12/01/31(b)                       AAA     Aaa     1,000         990,810
--------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(b)                       AAA     Aaa     1,000       1,087,800
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Student
  Housing-University of Colorado
  Foundation Project); Series 2002 RB
  5.00%, 07/01/22(b)                       AAA     Aaa     1,000       1,013,850
--------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A
  RB
  5.50%, 01/01/23                           A      A1      3,500       3,486,805
--------------------------------------------------------------------------------
  5.63%, 01/01/33                           A      A1      2,000       1,986,780
--------------------------------------------------------------------------------
El Paso (County of) School District No. 2
  (Harrison); Unlimited Tax Series 2001
  GO
  5.25%, 12/01/26(b)                       AAA     Aaa     1,435       1,461,361
--------------------------------------------------------------------------------
Highlands Ranch (City of) Metro District
  No. 1; Refunding & Improvement
  Unlimited Tax Series 1992 A GO
  7.30%, 09/01/02(e)(f)                    NRR     NRR       500         517,415
--------------------------------------------------------------------------------
Meridian (City of) Metro District;
  Refunding & Improvement Unlimited Tax
  Series 2001 B GO
  5.00%, 12/01/25                           AA     --      1,000         977,040
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
COLORADO-(CONTINUED)

Mountain Village (City of) Metro District
  (San Miguel County); Prerefunded
  Unlimited Tax Series 1992 GO
  7.95%, 12/01/02(e)(f)                    NRR     NRR    $   50    $     51,573
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1992 GO
  7.95%, 12/01/03(d)                        --     --        105         107,511
--------------------------------------------------------------------------------
Northwest Parkway Public Highway
  Authority; Sr. Series 2001 A RB
  5.25%, 06/15/41(b)                       AAA     Aaa     1,000         999,930
================================================================================
                                                                      16,557,566
================================================================================

CONNECTICUT-5.66%

Brooklyn (City of); Unlimited Tax Series
  1995 GO
  5.50%, 05/01/06(b)                       AAA     Aaa       250         274,395
--------------------------------------------------------------------------------
  5.70%, 05/01/08(b)                       AAA     Aaa       250         274,377
--------------------------------------------------------------------------------
Chester (City of); Unlimited Tax Series
  1989 GO
  7.00%, 10/01/05                           --     A2        190         191,510
--------------------------------------------------------------------------------
Connecticut (State of) (Bradley
  International Airport); Special
  Obligation Parking Series 2000 A RB
  6.60%, 07/01/24(b)(c)                     A       A      1,250       1,302,800
--------------------------------------------------------------------------------
Connecticut (State of)
  (Transportation Infrastructure);
  Special Obligation Tax Series 1991 A RB
  6.80%, 06/01/03(e)(f)                    AA-     Aa3     1,000       1,044,640
--------------------------------------------------------------------------------
  Special Obligation Tax Series 1991 B RB
  6.50%, 10/01/10                          AA-     Aa3       530         634,447
--------------------------------------------------------------------------------
  6.50%, 10/01/12                          AA-     Aa3     1,500       1,824,360
--------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration Facilities);
  Unlimited Tax; Series 1999 GO
  5.63%, 07/15/19(b)                        A       A      1,060       1,119,424
--------------------------------------------------------------------------------
Connecticut (State of) Clean Water Fund;
  Series 1991 RB
  7.00%, 01/01/11(e)(f)                    AAA     Aaa        25          25,410
--------------------------------------------------------------------------------
Connecticut (State of) Development
  Authority (Bridgeport Hydraulic Co.
  Project); Refunding Water Facilities
  Series 1990 RB
  7.25%, 06/01/20                           A      --        800         807,488
--------------------------------------------------------------------------------
Connecticut (State of) Development
  Authority (Pfizer Inc. Project); Series
  1982 PCR
  6.55%, 02/15/13                          AAA     Aaa       250         260,987
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Education
  Facilities Authority (Bridgeport
  Hospital); Series 1992 A RB
  6.63%, 07/01/18(b)                       AAA     Aaa    $  500    $    510,570
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Danbury
  Hospital);
  Series 1999 G RB
  5.63%, 07/01/25(b)                       AAA     Aaa       250         262,887
--------------------------------------------------------------------------------
  Unrefunded Series 1991 E RB
  6.50%, 07/01/14(b)                       AAA     Aaa       110         111,913
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D RB
  5.25%, 07/01/31(f)                        --     A2      1,500       1,521,915
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Stamford
  Hospital); Series 1996 F RB
  5.40%, 07/01/09(b)                       AAA     Aaa     1,000       1,090,840
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/27(b)                       AAA     Aaa     1,000       1,055,230
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Windham Community
  Memorial Hospital); Series 1996 C RB
  5.75%, 07/01/11(b)                        A       A        740         790,823
--------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage);
  Special Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30(b)                       AAA     Aaa       500         523,140
--------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Refunding Sub-Series 1996 E-1 RB
  5.95%, 05/15/17                          AAA     Aaa       500         525,005
--------------------------------------------------------------------------------
  Series 1991 C-3 RB
  6.55%, 11/15/13                          AAA     Aaa       225         230,650
--------------------------------------------------------------------------------
  Series 1993 E-1 RB
  6.00%, 05/15/17                          AAA     Aaa       675         697,484
--------------------------------------------------------------------------------
  Series 1996 C-1 RB
  6.30%, 11/15/17                          AAA     Aaa     1,270       1,350,772
--------------------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18                          AAA     Aaa       750         795,622
--------------------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(c)                       AAA     Aaa     1,000       1,035,260
--------------------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(c)                       AAA     Aaa     1,775       1,805,157
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

CONNECTICUT-(CONTINUED)

  Series 1998 D-2 RB
  5.45%, 11/15/24(c)                       AAA     Aaa    $  250    $    254,575
--------------------------------------------------------------------------------
  Series 2001 A-1 RB
  5.25%, 11/15/28                          AAA     Aaa       550         551,556
--------------------------------------------------------------------------------
  Sub-Series 1997 C-2 RB
  5.85%, 11/15/28(c)                       AAA     Aaa       440         452,012
--------------------------------------------------------------------------------
  Sub-Series 1998 E-1 RB
  5.13%, 05/15/21                          AAA     Aaa       445         448,324
--------------------------------------------------------------------------------
  Sub-Series 2000 B-2 RB
  5.85%, 05/15/31(c)                       AAA     Aaa       955         978,178
--------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                           --     Aa3       180         208,613
--------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07                           --     Aa3       100         114,201
--------------------------------------------------------------------------------
  6.00%, 06/15/08                           --     Aa3       100         114,909
--------------------------------------------------------------------------------
  6.00%, 06/15/09                           --     Aa3       100         115,853
--------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax
  Series 1992 GO
  6.00%, 02/01/11(b)                       AAA     Aaa       400         465,864
--------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/08                           --     A3        125         145,187
--------------------------------------------------------------------------------
  6.50%, 01/15/09                           --     A3        125         146,780
--------------------------------------------------------------------------------
  6.50%, 01/15/10                           --     A3        125         147,947
--------------------------------------------------------------------------------
  6.50%, 01/15/11                           --     A3        125         150,182
--------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series
  1990 GO
  6.00%, 12/01/10                           --     A1        190         221,935
--------------------------------------------------------------------------------
University of Connecticut (Student Fee);
  Series 2000 A RB
  6.00%, 11/15/10(e)(f)                    AA-     Aa3     1,325       1,559,631
--------------------------------------------------------------------------------
Waterbury (City of) Housing Authority
  (Connecticut Associates II Limited
  Partnership); Refunding Mortgage Series
  1998 C RB
  5.45%, 07/01/23(b)                       AAA     Aaa       150         150,177
--------------------------------------------------------------------------------
Westbrook (City of); Unlimited Tax Series
  1992 GO
  6.40%, 03/15/10(b)                       AAA     Aaa       380         449,160
================================================================================
                                                                      26,742,190
================================================================================

DELAWARE-0.34%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(e)(f)                    NRR     Aaa       250         303,637
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
DELAWARE-(CONTINUED)

Wilmington (City of) Parking Authority;
  Gtd. Parking Series 2002 RB
  2.50%, 09/15/03(b)                       AAA     Aaa    $1,300    $  1,314,261
================================================================================
                                                                       1,617,898
================================================================================

DISTRICT OF COLUMBIA-0.44%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(b)                       AAA     Aaa     1,000         991,720
--------------------------------------------------------------------------------
District of Columbia (Gonzaga College
  High School); Series 1999 RB
  5.38%, 07/01/19(b)                       AAA     Aaa     1,055       1,109,280
================================================================================
                                                                       2,101,000
================================================================================

FLORIDA-1.66%

Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB
  5.80%, 05/01/16(b)                       AAA     Aaa     1,000       1,121,110
--------------------------------------------------------------------------------
Escambia (County of) (Champion
  International Corp. Project); Series
  1994 PCR
  6.90%, 08/01/22(c)                       BBB    Baa2     1,125       1,173,397
--------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility
  Loan-Veterans Hospital Project); Series
  2000 RB
  5.95%, 07/01/20(b)                       AAA     Aaa     1,000       1,137,060
--------------------------------------------------------------------------------
Jacksonville (City of) Electric
  Authority; Series 2000 A RB
  5.30%, 10/01/30                           A+     Aa3     1,000       1,001,650
--------------------------------------------------------------------------------
Miami-Dade (County of) (Miami
  International Airport); Series 2000 B
  RB
  5.75%, 10/01/29(b)                       AAA     Aaa     2,000       2,136,240
--------------------------------------------------------------------------------
Plantation (City of) Health Facilities
  Authority (Covenant Retirement
  Communities Inc.); Series 1992 RB
  7.75%, 12/01/02(e)(f)                    NRR     NRR       250         260,140
--------------------------------------------------------------------------------
Sunrise (City of) Utility System;
  Refunding Series 1998 RB
  5.00%, 10/01/28(b)                       AAA     Aaa     1,000         998,480
================================================================================
                                                                       7,828,077
================================================================================

GEORGIA-0.51%

Athens-Clarke (County of) Unified
  Government Development Authority
  (Catholic Health East); Series 2002 RB
  5.50%, 11/15/32                           A      A2        500         494,860
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
GEORGIA-(CONTINUED)

Floyd (County of) Hospital Authority
  (Floyd Medical Center Project); Series
  2002 RAC
  5.25%, 07/01/29(b)                       AAA     Aaa    $1,510    $  1,536,697
--------------------------------------------------------------------------------
Georgia (State of) Housing & Finance
  Authority (Home Ownership Opportunity
  Program); Series 1992 C RB
  6.50%, 12/01/11                          AA+     Aa2       390         400,128
================================================================================
                                                                       2,431,685
================================================================================

GUAM-0.03%

Guam (Territory of) Power Authority;
  Series 1993 A RB
  5.25%, 10/01/23                          BBB     --        125         125,459
================================================================================

ILLINOIS-8.52%

Bellwood (City of); Unlimited Tax Series
  2002 GO
  5.25%, 12/01/25(b)                       AAA     Aaa     1,000       1,012,650
--------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
  Unlimited Tax Series 2000 C GO
  5.50%, 01/01/40(b)                       AAA     Aaa     1,750       1,793,225
--------------------------------------------------------------------------------
  Project & Refunding
  Unlimited Tax Series 2001 A GO
  5.25%, 01/01/33(b)                       AAA     Aaa     3,940       3,957,218
--------------------------------------------------------------------------------
  Special Transportation Series 2001 RB
  5.25%, 01/01/31(b)                       AAA     Aaa     1,000       1,005,110
--------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/ GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(c)                       AAA     --      1,580       1,630,544
--------------------------------------------------------------------------------
Chicago (City of) Parks District;
  Unlimited Tax Series 2001 D GO
  5.00%, 01/01/29(b)                       AAA     Aaa     3,000       2,935,290
--------------------------------------------------------------------------------
Cook (County of); Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(e)(f)                    AAA     Aaa     2,000       2,064,680
--------------------------------------------------------------------------------
Freeport (City of); Unlimited Tax Series
  2000 RB
  6.00%, 12/01/29(b)                       AAA     Aaa     1,000       1,095,400
--------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB
  6.00%, 11/15/11(b)                       AAA     Aaa     2,500       2,886,350
--------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (CPC International Inc.
  Project); Refunding Series 1992 PCR
  6.75%, 05/01/16                           --     A1      2,000       2,048,400
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Evanston Northwestern
  Healthcare Corp.); VRD Series 2001 C RB
  1.45%, 05/01/31(g)                       AA+     Aa2    $7,245    $  7,245,000
--------------------------------------------------------------------------------
Illinois (State of) Educational
  Facilities Authority (Northwestern
  University); Adjustable Rate Medium
  Term Series 1997 RB
  5.25%, 11/01/14(f)                       AA+     Aa1     1,000       1,107,700
--------------------------------------------------------------------------------
Illinois (State of) Educational
  Facilities Authority (Robert Morris
  College); Series 2000 RB
  5.80%, 06/01/30(b)                       AAA     Aaa     1,000       1,055,520
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series
  1999 A RB
  6.00%, 11/15/19(b)                       AAA     Aaa     1,000       1,090,840
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding Series 1992 A RB
  6.25%, 04/15/22(e)(f)                    AA-     Aaa     1,000       1,183,300
--------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(e)(f)                    NRR     NRR     1,150       1,355,919
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Sisters Health
  Care); Series 1992 RB
  6.40%, 09/01/04(e)(f)                    AAA     Aaa     2,000       2,190,140
--------------------------------------------------------------------------------
Illinois State University Auxiliary
  Facilities System; Series 1993 RB
  5.75%, 04/01/14(b)                       AAA     Aaa     1,000       1,044,220
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.25%, 06/15/42(b)                       AAA     Aaa     1,000         996,610
--------------------------------------------------------------------------------
  5.92%, 12/15/29(b)(h)                    AAA     Aaa     1,500         318,885
--------------------------------------------------------------------------------
  5.94%, 06/15/30(b)(h)                    AAA     Aaa     1,000         206,100
--------------------------------------------------------------------------------
Rockford (City of) School District No.
  205; Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(b)                       AAA     Aaa       500         533,550
--------------------------------------------------------------------------------
Tazewell (County of) Community High
  School District No. 303 (Pekin);
  Unlimited Tax Series 1996 GO
  5.63%, 01/01/14(b)                       AAA     Aaa     1,435       1,517,584
================================================================================
                                                                      40,274,235
================================================================================

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

INDIANA-3.15%

Carmel (City of) Retirement Rental
  Housing (Beverly Enterprises Inc.
  Project); Refunding Series 1992 RB
  8.75%, 12/01/08(d)                        --     --     $   80    $     82,789
--------------------------------------------------------------------------------
East Allen (City of) Multi-School
  Building Corp.; First Mortgage Series
  2000 RB
  5.75%, 01/15/10(e)(f)                    AAA     Aaa       735         835,320
--------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2000
  A RB
  5.90%, 02/01/14(b)                       AAA     Aaa     1,000       1,125,880
--------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Hendricks
  Project); Series 2002 D RB
  5.25%, 04/01/30(b)                       AAA     Aaa       500         502,975
--------------------------------------------------------------------------------
Indiana (State of) Housing Finance
  Authority; Single Family Mortgage
  Series 1995 B-1 RB
  6.15%, 07/01/17                           --     Aaa       115         119,670
--------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority;
  Highway Series 2000 RB
  5.38%, 12/01/25                           AA     Aa2     2,000       2,040,840
--------------------------------------------------------------------------------
  Prerefunded Airport Facilities Lease
  Series 1992 A RB
  6.25%, 11/01/02(e)(f)                    NRR     Aaa       395         407,561
--------------------------------------------------------------------------------
  Unrefunded Airport Facilities Lease
  Series 1992 A RB
  6.25%, 11/01/16                           AA     A1        105         108,090
--------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox
  Club Project); Multifamily Series 1999
  A RB
  5.90%, 10/01/19(b)                       AAA     Aaa     1,795       1,901,569
--------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank (Waterworks
  Project); Series 2002 A RB
  5.25%, 07/01/33(b)                       AAA     Aaa     1,700       1,718,241
--------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy
  System; Series 2001 A RB
  5.00%, 10/01/11(b)                       AAA     Aaa     1,500       1,629,555
--------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002 RB
  5.15%, 07/01/24(b)                       AAA     Aaa     1,000       1,006,150
--------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding
  Convertible Series 1991 PCR 5.75%,
  08/01/21                                 BBB-    A3      2,500       2,354,200
--------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortgage Series
  2001 GO
  5.50%, 01/15/20(b)                       AAA     Aaa     1,000       1,085,760
================================================================================
                                                                      14,918,600
================================================================================


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

KANSAS-0.31%

Newton (City of) (Newton Healthcare
  Corp.); Hospital Series 1994 A RB
  7.38%, 11/15/04(e)(f)                    NRR     NRR    $  250    $    284,550
--------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (Overland Park Project); First Tier
  Series 2001 A RB
  7.38%, 01/01/32(d)                        --     --      1,135       1,167,597
================================================================================
                                                                       1,452,147
================================================================================

KENTUCKY-0.79%

Jefferson (County of) (Beverly
  Enterprises Project); Refunding Health
  Facilities Series 1999 RB
  5.88%, 05/01/08(d)                        --     --        595         584,772
--------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
  Cities); Lease Funding Series 1993 A RB
  6.15%, 03/01/13                           --     Aa3     3,000       3,129,600
================================================================================
                                                                       3,714,372
================================================================================

LOUISIANA-5.00%

Lafayette (City of); Public Improvement
  Sales Tax Series 2000 A RB
  5.50%, 03/01/23(b)                       AAA     Aaa     1,360       1,430,489
--------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority
  (Capital Projects & Equipment
  Acquisitions); Series 2000 RB
  6.55%, 09/01/25(b)                        A       A      6,000       6,633,300
--------------------------------------------------------------------------------
  Series 2000 A RB
  6.30%, 07/01/30(b)                       AAA     Aaa     3,000       3,478,050
--------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking
  Facilities Corp. Garage Project);
  Series 2001 A RB
  5.20%, 10/01/20(b)                       AAA     Aaa     1,000       1,033,030
--------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Medical Center at New
  Orleans Project); Series 1992 RB
  6.13%, 10/15/07(b)                       AAA     --      2,775       2,797,228
--------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University);
  Series 1996 RB
  6.00%, 10/01/16(b)                       AAA     Aaa     2,500       2,808,825
--------------------------------------------------------------------------------
  Series 2002 A RB
  5.13%, 07/01/27(b)                       AAA     Aaa     2,100       2,112,054
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
LOUISIANA-(CONTINUED)

Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional
  Medical Center); Refunding Series 1996
  RB
  5.70%, 05/15/16(b)                       AAA     Aaa    $1,000    $  1,089,580
--------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(e)(f)                    NRR     NRR       500         606,795
--------------------------------------------------------------------------------
  7.60%, 01/01/09(e)(f)                    NRR     NRR       500         616,400
--------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR
  7.50%, 05/01/15                          BB+     Ba1     1,000       1,030,080
================================================================================
                                                                      23,635,831
================================================================================

MAINE-0.47%

Maine (State of) Educational Loan
  Authority (Supplemental Education Loan
  Program); Series 1992 A-2 RB
  6.95%, 12/01/07(c)(d)                     --     --        640         656,896
--------------------------------------------------------------------------------
Maine (State of) Housing Authority;
  Mortgage Series 1999 E-1 RB
  5.85%, 11/15/20                          AA+     Aa1     1,500       1,566,630
================================================================================
                                                                       2,223,526
================================================================================

MARYLAND-1.04%

Maryland (State of) Health & Higher
  Education Facilities Authority (Johns
  Hopkins University); Refunding Series
  2001 B RB
  5.00%, 07/01/41                           AA     Aa2     1,000         969,950
--------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Education Facilities Authority
  (University of Maryland Medical
  System); Series 2001 RB
  5.25%, 07/01/28                           A     Baa1     2,000       1,994,280
--------------------------------------------------------------------------------
  5.25%, 07/01/34                           A     Baa1     2,000       1,975,480
================================================================================
                                                                       4,939,710
================================================================================

MASSACHUSETTS-1.39%

Massachusetts (State of) Development
  Financing Agency (Briarwood Project);
  Series 2001 B RB
  7.88%, 12/01/15(d)                        --     --      1,000       1,049,250
--------------------------------------------------------------------------------
Massachusetts (State of) Health &
  Educational Facilities Authority
  (Winchester Hospital); Series 1994 D RB
  5.80%, 07/01/09(b)                       AAA     --      1,000       1,081,650
--------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series
  1994 RB
  6.60%, 12/01/26(c)                        AA     Aa3     1,385       1,436,841
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Port Authority;
  Series 1997 A RB
  5.00%, 07/01/27(b)                       AAA     Aaa    $1,000    $    991,510
--------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 2002 B RB
  5.13%, 08/01/27(b)                       AAA     Aaa     2,000       2,005,820
================================================================================
                                                                       6,565,071
================================================================================

MICHIGAN-7.58%

Anchor Bay School District; Refunding
  Unlimited Tax Series 2001 GO
  5.00%, 05/01/29                          AAA     Aaa     1,000         981,120
--------------------------------------------------------------------------------
Bullock Creek School District; Unlimited
  Tax Series 2000 GO
  5.50%, 05/01/22                          AAA     Aaa     1,000       1,039,480
--------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding
  Unlimited Tax Series 2002 GO
  5.13%, 05/01/27                          AAA     Aaa     1,000       1,003,340
--------------------------------------------------------------------------------
Dearborn Heights (City of) Finance
  Authority; Limited Tax Series 2001 A GO
  5.00%, 10/01/30(b)                       AAA     Aaa     1,000         983,610
--------------------------------------------------------------------------------
Detroit (City of) School District;
  Unlimited Tax Series 2001 A GO
  5.13%, 05/01/31(b)                       AAA     Aaa     2,000       2,000,600
--------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)                       AAA     Aaa     8,500       8,348,955
--------------------------------------------------------------------------------
  5.25%, 07/01/33(b)                       AAA     Aaa     3,500       3,532,025
--------------------------------------------------------------------------------
Garden City Hospital Finance Authority
  (Garden City Hospital); Refunding
  Hospital Series 1998 A RB
  5.63%, 09/01/10                           --     B1        850         693,056
--------------------------------------------------------------------------------
Grand Rapids (City of) Building
  Authority; Series 2002 A RB
  5.00%, 10/01/22(b)                       AAA     Aaa     1,660       1,671,720
--------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(e)(f)                    AAA     Aaa     2,500       2,847,175
--------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(e)(f)                    AAA     Aaa     1,210       1,372,636
--------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Rental Housing Series 1992 A
  RB
  6.60%, 10/01/02(e)(f)                    AA-     NRR       945         968,616
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond
  Authority (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/22                          AAA     Aaa    $1,000    $  1,051,300
--------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
  (Combustion Turbine No. 1); Series 2001
  A RB
  5.25%, 01/01/24(b)                       AAA     Aaa     2,500       2,540,700
--------------------------------------------------------------------------------
Michigan (State of) Trunk Line; Refunding
  Series 1998 A RB
  5.00%, 11/01/26(b)                       AAA     Aaa     1,000         990,220
--------------------------------------------------------------------------------
West Ottawa (City of) Public School
  District; Unlimited Tax Series 2002 A
  GO
  5.00%, 05/01/27                          AAA     Aaa     1,000         988,730
--------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(e)(f)                    AAA     Aaa     4,275       4,820,704
================================================================================
                                                                      35,833,987
================================================================================

MINNESOTA-0.41%

Minneapolis (City of) (Parking Ramp);
  Unlimited Tax Series 2000 A GO
  5.90%, 12/01/20                          AAA     Aa1     1,000       1,099,130
--------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission
  (Northwest Airlines Inc.); Special
  Facilities Series 2001 A RB
  7.00%, 04/01/25(c)(d)                     --     --      1,000         857,200
================================================================================
                                                                       1,956,330
================================================================================

MISSISSIPPI-1.11%

Mississippi (State of) Higher Education
  Assistance Corp.; Sub-Series 1994 C RB
  7.50%, 09/01/09(c)                        --     A2      5,000       5,228,900
================================================================================

MISSOURI-0.94%

Kansas City Industrial Development
  Authority (General Motors Corp.
  Project); Series 1984 PCR 6.05%,
  04/01/06                                 BBB+    A3        170         170,624
--------------------------------------------------------------------------------
Missouri (State of) Environmental
  Improvement & Energy Resources
  Authority (State Revolving Fund);
  Prerefunded Water Pollution Series 1995
  C RB
  5.85%, 01/01/05(e)(f)                    NRR     Aaa       730         807,577
--------------------------------------------------------------------------------
  Unrefunded Water Pollution Series 1995
  C RB
  5.85%, 01/01/10                           --     Aaa       270         292,270
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington
  University Project); Educational
  Facilities Series 2001 A RB
  5.13%, 06/15/41                          AA+     Aa1    $3,250    $  3,198,617
================================================================================
                                                                       4,469,088
================================================================================

NEBRASKA-0.22%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/22                           AA     Aa2     1,000       1,017,980
================================================================================

NEVADA-3.20%

Boulder (City of) (Boulder City Hospital
  Inc. Project); Refunding Hospital
  Series 1998 RB
  5.85%, 01/01/22(d)                        --     --        500         423,505
--------------------------------------------------------------------------------
Clark (County of); Airport Lien
  Sub-Series 2001 B RB
  5.25%, 07/01/34(b)                       AAA     Aaa     3,000       3,027,450
--------------------------------------------------------------------------------
Clark (County of) (Nevada Power Company
  Project); Series 1992 C IDR 7.20%,
  10/01/22                                  BB     Ba2     1,500       1,482,210
--------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO
  5.00%, 06/01/31(b)                       AAA     Aaa     5,000       4,873,000
--------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  6.55%, 10/01/13(b)                       AAA     Aaa     3,000       3,073,740
--------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
  Refunding Sub-Series 1995 A TAN
  6.00%, 06/01/10                           --    Baa3     1,185       1,235,481
--------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water
  Series 2001 A RB
  5.13%, 07/01/30(b)                       AAA     Aaa     1,000         993,340
================================================================================
                                                                      15,108,726
================================================================================

NEW JERSEY-2.02%

New Jersey (State of) Economic
  Development Authority (Continental
  Airlines, Inc.
  Project); Special Facility
  Series 1999 RB
  6.25%, 09/15/29(c)(f)                     B+     B3      6,300       4,970,511
--------------------------------------------------------------------------------
  6.40%, 09/15/23(c)(f)                     B+     B3      1,000         820,570
--------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(c)(f)                     B+     B3      4,000       3,525,520
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
NEW JERSEY-(CONTINUED)

New Jersey (State of) Health Care
  Facilities Financing Authority (Raritan
  Bay Medical Center); Series 1994 RB
  7.25%, 07/01/27(d)                        --     --     $  250    $    250,903
================================================================================
                                                                       9,567,504
================================================================================

NEW MEXICO-1.07%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental Services
  Series 1995 RB
  5.65%, 06/01/09                           --     A3        575         604,124
--------------------------------------------------------------------------------
Los Alamos (County of); Refunding Utility
  System Series 1994 A RB
  6.00%, 07/01/15(b)                       AAA     Aaa     2,000       2,178,200
--------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(e)(f)                    AAA     Aaa     2,100       2,274,237
================================================================================
                                                                       5,056,561
================================================================================

NEW YORK-3.46%

Metropolitan Transportation
  Authority; Dedicated Tax Fund
  Series 2000 A RB
  5.88%, 04/01/25(b)                       AAA     Aaa     1,500       1,614,120
--------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  5.13%, 01/01/29                          AA-     A3      1,000         990,660
--------------------------------------------------------------------------------
New York (City of);
  Prerefunded Unlimited Tax Series 1994
  B1 GO
  7.38%, 08/15/04(e)(f)                     A      Aaa       500         562,655
--------------------------------------------------------------------------------
  Unlimited Tax Series 1996 A GO
  6.25%, 08/01/17(e)(f)                     A      A2      3,035       3,361,263
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1991 B
  GO
  7.00%, 02/01/18(e)(f)                    AAA     Aaa       520         528,554
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1992 D
  GO
  7.70%, 02/01/09(e)                        A      A2         15          15,298
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Sub-Series
  1992 C-1 GO
  7.00%, 08/01/17                           A      A2         10          10,187
--------------------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (University of Staten Island
  Hospital Project); Civic Facilities
  Series 2001 B RB
  6.38%, 07/01/31                           --    Baa3       600         605,430
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
NEW YORK-(CONTINUED)

New York (City of) Municipal Water
  Finance Authority;
  Water & Sewer System Series 1987 A RB
  5.00%, 06/15/17                           AA     Aa2    $1,350    $  1,352,201
--------------------------------------------------------------------------------
  Water & Sewer System Series 1996 A RB
  5.50%, 06/15/24(b)                       AAA     Aaa     1,000       1,027,350
--------------------------------------------------------------------------------
  Water & Sewer System Series 1997 B RB
  5.75%, 06/15/29                           AA     Aa2     3,850       4,054,320
--------------------------------------------------------------------------------
New York (State of) Dorm Authority (State
  University Educational Facilities);
  Series 1995 A RB
  6.50%, 05/15/06                          AA-     A3      1,000       1,134,790
--------------------------------------------------------------------------------
New York (State of) Environmental
  Facilities Corp. (State Water Revolving
  Project); Unrefunded Series 1991 E PCR
  6.88%, 06/15/10                          AAA     Aaa     1,100       1,117,545
================================================================================
                                                                      16,374,373
================================================================================

NORTH CAROLINA-1.23%

North Carolina (State of) Eastern
  Municipal Power Agency; Power System
  Series 1993 A RB
  6.13%, 01/01/10(e)(f)                    AAA     Aaa     1,500       1,742,115
--------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family Series 1996 II RB
  6.20%, 03/01/16                           AA     Aa2       445         468,367
--------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric
  Project);
  Refunded Series 1990 RB
  6.50%, 01/01/10(e)(f)                    AAA     Aaa       260         302,918
--------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07                          BBB+   Baa1     2,890       3,289,571
================================================================================
                                                                       5,802,971
================================================================================

NORTH DAKOTA-0.11%

Fargo (City of) Health System (Meritcare
  Medical Group); Series 2002 A RB
  5.13%, 06/01/27(b)(f)                    AAA     Aaa       500         499,615
================================================================================

OHIO-2.01%

Cleveland (City of); Parking Facilities
  Improvement Series 1992 RB
  8.00%, 09/15/02(e)(f)                    NRR     NRR       500         513,620
--------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(e)(f)                    AAA     Aaa     1,000       1,123,910
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

OHIO-(CONTINUED)

Findlay (City of); Limited Tax Series
  1996 GO
  5.88%, 07/01/17                          AA-     Aa3    $1,000    $  1,083,890
--------------------------------------------------------------------------------
Lake Ohio School District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(b)                       AAA     Aaa     2,500       2,691,375
--------------------------------------------------------------------------------
Montgomery (County of) (Grandview
  Hospital & Medical Center); Refunding
  Hospital Series 1997 RB
  5.50%, 12/01/09(e)(f)                    BBB+    NRR     1,000       1,126,090
--------------------------------------------------------------------------------
Ohio (State of) Department of
  Transportation (Panhandle Rail Line
  Project); Series 1992 COP
  6.50%, 04/15/12(b)                       AAA     Aaa     1,100       1,127,082
--------------------------------------------------------------------------------
University of Cincinnati; Series 2002 F
  RB
  5.00%, 06/01/22                           AA     Aa3       820         824,371
--------------------------------------------------------------------------------
  5.00%, 06/01/23                           AA     Aa3     1,000         998,650
================================================================================
                                                                       9,488,988
================================================================================

OKLAHOMA-1.76%

Mustang (City of) Improvement Utility
  Authority; Series 1999 RB
  5.70%, 10/01/19(b)                       AAA     Aaa     1,500       1,632,735
--------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                           AA     Aa3       675         719,813
--------------------------------------------------------------------------------
  5.75%, 02/15/25                           AA     Aa3     1,750       1,849,435
--------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(e)(f)                     AA     Aa3     2,000       2,252,460
--------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
  (Tulsa Regional Medical Center);
  Hospital Series 1992 RB
  7.20%, 06/01/03(e)(f)                    AAA     NRR       500         533,715
--------------------------------------------------------------------------------
Tulsa (City of) Public Facilities
  Authority; Capital Improvement Series
  1988 B RB
  6.00%, 03/01/08                           A+     --      1,305       1,351,680
================================================================================
                                                                       8,339,838
================================================================================

OREGON-0.73%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB
  (Acquired 08/18/98; Cost $997,470)
  5.10%, 07/01/12(b)(i)                    AAA     Aaa     1,000       1,040,240
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
OREGON-(CONTINUED)

Portland (City of) Sewer System; Series
  1994 A RB
  6.20%, 06/01/04(e)(f)                    AAA     A1     $1,200    $  1,310,136
--------------------------------------------------------------------------------
  6.25%, 06/01/04(e)(f)                    AAA     A1      1,000       1,092,680
================================================================================
                                                                       3,443,056
================================================================================

PENNSYLVANIA-2.48%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002 RB
  5.25%, 03/01/32                          AA-     --      1,500       1,505,535
--------------------------------------------------------------------------------
Allegheny (County of) Port Authority;
  Special Transportation Series 1999 RB
  6.13%, 03/01/09(e)(f)                    AAA     Aaa     1,000       1,168,560
--------------------------------------------------------------------------------
Chester (County of) Industrial
  Development Authority (Westtown School
  Project); Educational Facilities Series
  2002 RB
  5.00%, 01/01/31(b)                       AAA     Aaa     1,000         985,030
--------------------------------------------------------------------------------
Clarion (County of) Industrial
  Development Authority (Beverly
  Enterprises Inc. Project); Refunding
  Series 2001 RB
  7.38%, 12/01/08(d)                        --     --      1,450       1,482,422
--------------------------------------------------------------------------------
Montgomery (County of) Industrial
  Development Authority (Pennsburg
  Nursing & Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(e)(f)                    NRR     Aaa       100         112,576
--------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax
  Third Series 1994 GO
  6.75%, 11/15/04(e)(f)                    AAA     Aaa     1,250       1,409,650
--------------------------------------------------------------------------------
Pennsylvania (State of) Economic
  Financing Authority (Colver Project);
  Resource Recovery Series 1994 D RB
  7.05%, 12/01/10(c)                       BBB-    --      2,900       3,043,753
--------------------------------------------------------------------------------
Pennsylvania (State of) Public School
  Building Authority (Lehigh Career &
  Technical Institution); Series 2001 RB
  5.00%, 10/01/26(b)                       AAA     Aaa     1,000         994,380
--------------------------------------------------------------------------------
Spring-Ford Area School District;
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/23(b)                       AAA     Aaa     1,025       1,027,265
================================================================================
                                                                      11,729,171
================================================================================

PUERTO RICO-0.36%

Children's Trust Fund; Sr. Tobacco
  Settlement Series 2000 RB
  6.00%, 07/01/26                           A      Aa3     1,000       1,041,400
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
PUERTO RICO-(CONTINUED)

Puerto Rico (Commonwealth of); Unlimited
  Tax Public Improvement Series 2000 GO
  6.00%, 07/01/05(b)(f)                     A-    Baa1    $  500    $    560,740
--------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority;
  Transportation Series 2000 B RB
  6.00%, 07/01/10(e)(f)                     A     Baa1       100         117,968
================================================================================
                                                                       1,720,108
================================================================================

RHODE ISLAND-1.05%

Rhode Island (State of) Housing &
  Mortgage Finance Corp.; Homeownership
  Opportunity Series 1994 15-B RB
  6.00%, 10/01/04                          AA+     Aa2     1,000       1,052,060
--------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.00%, 06/01/23                           A      A1      4,000       3,934,280
================================================================================
                                                                       4,986,340
================================================================================

SOUTH CAROLINA-0.94%

Piedmont Municipal Power Agency;
  Refunding Electric Series 1986 A RB
  5.75%, 01/01/24                          BBB-   Baa3     1,150       1,108,819
--------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities
  Improvement Series 2000 A RB
  7.13%, 12/15/15                          BBB    Baa2     1,000       1,088,670
--------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(b)                       AAA     Aaa     1,250       1,255,038
--------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/29(b)                       AAA     Aaa     1,000         991,130
================================================================================
                                                                       4,443,657
================================================================================

SOUTH DAKOTA-0.46%

Aberdeen (City of) School District No.
  6-1; Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(b)                       AAA     Aaa     2,000       2,055,520
--------------------------------------------------------------------------------
South Dakota (State of) Health &
  Educational Facilities Authority (Huron
  Regional Medical Center); Series 1994
  RB
  7.25%, 04/01/20                          BBB     --        100         103,793
================================================================================
                                                                       2,159,313
================================================================================


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

TENNESSEE-1.24%

Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Multifamily Housing Refunding Series
  1996 A RB
  5.75%, 04/01/10(b)                       AAA     Aaa    $  820    $    878,851
--------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited
  Tax Series 2001 GO
  5.25%, 04/01/17(b)                       AAA     Aaa     2,500       2,744,650
--------------------------------------------------------------------------------
Robertson & Somner (Counties of) White
  House Utility District; Water & Sewer
  Series 2000 RB
  6.00%, 01/01/10(e)(f)                    NRR     Aaa     1,000       1,151,950
--------------------------------------------------------------------------------
Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(d)                        --     --      1,000         921,800
--------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Homeownership Progressive
  Series 1992 RB
  6.80%, 07/01/17                           AA     Aa2       155         158,364
================================================================================
                                                                       5,855,615
================================================================================

TEXAS-22.67%

Allen (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2000 GO
  5.95%, 02/15/25                          AAA     Aaa     1,600       1,717,168
--------------------------------------------------------------------------------
Arlington (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995
  GO
  5.75%, 02/15/05(e)(f)                    NRR     Aaa       705         767,477
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  5.75%, 02/15/21                           --     Aaa       295         306,714
--------------------------------------------------------------------------------
Austin (City of) Community College
  District; Refunding Combined Fee Series
  1995 RB
  6.10%, 02/01/05(e)(f)                    AAA     Aaa     1,115       1,221,750
--------------------------------------------------------------------------------
Austin (City of) Electric Utility System;
  Refunding Series 2002 A RB
  4.00%, 11/15/03(b)                       AAA     Aaa     1,500       1,543,395
--------------------------------------------------------------------------------
Austin (City of) Hotel Occupancy Tax;
  Refunding Sub. Lien Series 1999 RB
  5.80%, 11/15/29(b)                       AAA     Aaa     1,000       1,057,590
--------------------------------------------------------------------------------
Austin (City of) Water & Wastewater
  System;
  Refunding Series 2001 B RB
  5.25%, 05/15/31(b)                       AAA     Aaa     1,750       1,757,175
--------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  4.00%, 11/15/03(b)                       AAA     Aaa     1,000       1,029,190
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Bellville (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995
  GO
  6.13%, 02/01/06(e)(f)                    NRR     Aaa    $  535    $    599,601
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  6.13%, 02/01/20                           --     Aaa       295         322,149
--------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Monarch Park Apartments);
  Multifamily Housing Series 2000 RB
  6.10%, 08/01/30(b)(f)                    AAA     Aaa     1,000       1,044,070
--------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  (Acquired 07/27/01; Cost $684,426)
  5.53%, 07/20/06(d)                        --     --        678         686,025
--------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp.); Series 1997 A RB
  5.38%, 01/01/22(b)                       AAA     Aaa     1,250       1,274,838
--------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 02/15/33                          AAA     Aaa     1,350       1,358,276
--------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series
  1996 GO
  5.75%, 08/15/06(e)(f)                     AA     Aa2     1,000       1,119,300
--------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
  Refunding Consolidated Fund Series 2002
  RB
  5.25%, 07/01/26(b)                       AAA     Aaa     1,000       1,008,400
--------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District;
  Unlimited Tax Series 2001 GO
  5.13%, 02/01/31                          AAA     Aaa     2,000       1,983,700
--------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding Unlimited Tax
  Series 1999 GO
  5.75%, 08/01/28                           --     Aaa     1,000       1,065,050
--------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 02/01/28                           --     Aaa     1,000       1,010,220
--------------------------------------------------------------------------------
Dallas (City of) Area Rapid Transit; Sr.
  Lien Series 2001 RB
  5.00%, 12/01/31(b)                       AAA     Aaa     1,250       1,218,013
--------------------------------------------------------------------------------
DeSoto (City of) Independent School
  District; Refunding Unlimited Tax
  Series 1998 GO
  5.13%, 08/15/17                          AAA     --      1,000       1,000,210
--------------------------------------------------------------------------------
Georgetown (City of) Utility System;
  Series 1995 A RB
  6.20%, 08/15/05(e)(f)                    AAA     Aaa     1,500       1,672,005
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Grapevine (City of); Limited Tax Series
  2000 GO Ctfs.
  5.88%, 08/15/26(b)                       AAA     Aaa    $1,610    $  1,727,482
--------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31                          AA+     Aa1     1,000         994,750
--------------------------------------------------------------------------------
Harris (County of) Flood Control
  District; Refunding Unlimited Tax
  Series 2002 GO
  3.00%, 10/01/03                          AA+     Aa1     1,500       1,523,415
--------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Health Care Project); Hospital Series
  2001 A RB
  6.38%, 06/01/29                           A-     A3        750         798,045
--------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project);
  Series 1991 RB
  6.70%, 02/15/03(e)(f)                    AAA     Aa3     1,000       1,028,040
--------------------------------------------------------------------------------
  Series 2001 A RB
  5.38%, 02/15/26                           AA     --      1,000       1,008,880
--------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999
  A RB
  5.25%, 10/01/29                           AA     Aa2     2,000       2,004,180
--------------------------------------------------------------------------------
Harris (County of) Houston Sports
  Authority; Refunding Jr. Lien Series
  2001 B RB
  5.25%, 11/15/40(b)                       AAA     Aaa     3,000       3,001,920
--------------------------------------------------------------------------------
Harris (County of) Mental Health and
  Mental Retardation Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(b)                       AAA     Aaa     4,500       4,521,195
--------------------------------------------------------------------------------
Houston (City of) Airport System; Sub.
  Lien Series 2000 B RB
  5.50%, 07/01/30(b)                       AAA     Aaa     1,000       1,024,400
--------------------------------------------------------------------------------
Houston (City of) Water & Sewer System;
  Jr. Lien Series 1997 C RB
  5.38%, 12/01/27(b)                       AAA     Aaa     2,495       2,536,292
--------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District;
  Prerefunded Unlimited Tax Series 1994
  GO
  6.50%, 08/15/04(e)(f)                    AAA     Aaa       640         700,838
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.50%, 08/15/24                          AAA     Aaa       360         390,308
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Katy (City of) Independent School
  District;
  Limited Tax Series 1999 GO
  6.13%, 02/15/32                          AAA     Aaa    $1,500    $  1,624,200
--------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO
  5.00%, 02/15/32                          AAA     Aaa     3,000       2,909,910
--------------------------------------------------------------------------------
Keller (City of) Independent School
  District;
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 08/15/26                          AAA     Aaa     2,000       2,018,580
--------------------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05(b)                       AAA     Aaa       885         978,863
--------------------------------------------------------------------------------
Laredo (City of) Community College
  District; Limited Tax Series 2002 GO
  5.25%, 08/01/32(b)                       AAA     Aaa     1,000       1,004,620
--------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 08/15/35                          AAA     --      2,500       2,697,225
--------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  6.13%, 08/15/35                          AAA     --      1,000       1,089,480
--------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility
  Systems; Limited Tax Series 1996 GO
  Ctfs.
  5.85%, 08/01/11(b)                       AAA     Aaa       605         661,979
--------------------------------------------------------------------------------
  5.90%, 08/01/06(e)(f)                    AAA     Aaa     1,100       1,238,468
--------------------------------------------------------------------------------
Matagorda (County of) Navigation District
  No. 1 (Reliant Energy Project);
  Refunding Series 1999 B RB
  5.95%, 05/01/30(c)                       BBB    Baa2     2,000       1,788,860
--------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO
  5.30%, 02/15/25                          AAA     Aaa     1,765       1,787,910
--------------------------------------------------------------------------------
North Texas Higher Education Authority
  Inc.; Student Loan
  Series 1993 C RB
  6.10%, 04/01/08(c)                        --     Aa2     1,000       1,031,890
--------------------------------------------------------------------------------
  Student Loan Series 1993 D RB
  6.30%, 04/01/09(c)                        --     A2        500         515,525
--------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO
  5.50%, 08/15/24                          AAA     Aaa     1,000       1,035,900
--------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series
  2002 GO
  5.25%, 04/01/32(b)                       AAA     Aaa     2,000       2,015,080
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  5.50%, 08/15/23                          AAA     Aaa    $1,615    $  1,672,155
--------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000
  GO
  5.88%, 09/01/19                          AAA     Aaa       850         928,948
--------------------------------------------------------------------------------
Richardson (City of);
  Limited Tax Series 2000 A GO
  5.75%, 02/15/21(b)                       AAA     Aaa     2,000       2,138,360
--------------------------------------------------------------------------------
  Limited Tax Series 2001 GO
  5.00%, 02/15/19                          AA+     Aa1     1,720       1,743,822
--------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.50%, 12/01/12                          BBB+   Baa1       870         901,581
--------------------------------------------------------------------------------
  6.75%, 12/01/23                          BBB+   Baa1     1,000       1,026,710
--------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series
  2001 RB
  5.25%, 04/01/19(b)                       AAA     Aaa     1,000       1,035,800
--------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  5.50%, 08/15/24                          AAA     Aaa     3,500       3,625,650
--------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District; Refunding Unlimited
  Tax Building Series 2001 GO
  5.13%, 08/01/25                          AAA     Aaa     1,535       1,536,627
--------------------------------------------------------------------------------
Spring Branch Independent School
  District; Limited Tax Series 2000 GO
  5.75%, 02/01/24                          AAA     Aaa     1,700       1,798,396
--------------------------------------------------------------------------------
Texas (State of); Refunding Unlimited Tax
  Water Development Series 2001 A GO
  5.25%, 08/01/35                           AA     Aa1     1,840       1,847,838
--------------------------------------------------------------------------------
Texas (State of) (Veteran's Land);
  Unlimited Tax Series 1994 GO
  6.40%, 12/01/24(c)                        AA     Aa1     2,000       2,171,980
--------------------------------------------------------------------------------
Texas (State of) (Water Financial
  Assistance); Unlimited Tax Series 2002
  GO
  5.00%, 08/01/23                           AA     Aa1     1,000         988,470
--------------------------------------------------------------------------------
  5.00%, 08/01/24                           AA     Aa1     1,000         985,560
--------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily
  Housing Series 1996 A RB
  6.30%, 01/01/16                           A      --        310         317,809
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental
  Retardation); Series 1996 RB
  6.20%, 09/01/16                          BBB+    --     $  735    $    737,536
--------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(b)                       AAA     Aaa     1,000       1,004,440
--------------------------------------------------------------------------------
  5.25%, 03/01/27(b)                       AAA     Aaa     2,800       2,819,096
--------------------------------------------------------------------------------
  5.50%, 03/01/13(b)                       AAA     Aaa     1,725       1,896,707
--------------------------------------------------------------------------------
Tyler (City of) Health Facilities
  Development Corp. (Mother Frances
  Hospital); Hospital Series 1997 A RB
  5.63%, 07/01/13                           --    Baa1     1,000       1,000,300
--------------------------------------------------------------------------------
United Independent School District;
  Unlimited Tax Series 2000 GO
  5.13%, 08/15/26                          AAA     Aaa     1,000       1,000,370
--------------------------------------------------------------------------------
University of Texas Financing System;
  Series 1999 B RB
  5.70%, 08/15/20                          AAA     Aaa     1,000       1,064,170
--------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(b)                       AAA     Aaa     1,000       1,071,820
--------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2002 GO
  5.25%, 08/15/26                           --     Aaa     2,000       2,018,580
--------------------------------------------------------------------------------
  5.38%, 08/15/27                           --     Aaa     1,000       1,018,230
--------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1994
  GO
  6.40%, 02/15/05(e)(f)                    NRR     Aaa       900         994,077
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.40%, 02/15/12                           --     Aaa       100         109,007
--------------------------------------------------------------------------------
Ysleta (City of) Independent School
  District Public Facility Corp.;
  Refunding Lease Series 2001 RB
  5.38%, 11/15/24(b)                       AAA     Aaa     1,300       1,323,894
================================================================================
                                                                     107,198,484
================================================================================

UTAH-1.57%

Intermountain Power Agency;
  Power Supply Series 1995 B RB
  5.00%, 07/01/16(e)(f)                     A+     A1      2,000       2,004,940
--------------------------------------------------------------------------------
  Unrefunded Power Supply Series 1995 B
  RB
  5.00%, 07/01/16                           A+     A1      1,150       1,152,151
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
UTAH-(CONTINUED)

Salt Lake (County of) (Westminster
  College Project); Series 1997 RB
  5.75%, 10/01/27                          BBB     --     $1,000    $  1,013,860
--------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series
  2001 RB
  5.20%, 08/15/26(b)                       AAA     Aaa     1,500       1,548,045
--------------------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Single Family Mortgage
  Sub-Series 1994 C RB
  6.05%, 07/01/06                           --     Aa3       125         132,505
--------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994
  E-1 RB
  6.30%, 07/01/06                          AA-     --         85          90,451
--------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994
  G-1 RB
  7.15%, 07/01/06                          AA-     A1         30          31,256
--------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 2000
  B-1 RB
  6.00%, 07/01/10(c)                       AA-     Aa3       855         890,448
--------------------------------------------------------------------------------
  Sr. Single Family Mortgage Series 1995
  G-2 RB
  6.45%, 07/01/27(c)                       AAA     Aaa       560         580,317
================================================================================
                                                                       7,443,973
================================================================================

VERMONT-0.23%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher
  Allen Health
  Care); Hospital Series 2000 A RB
  6.00%, 12/01/23(b)                       AAA     Aaa     1,000       1,092,510
================================================================================

VIRGIN ISLANDS-0.33%

Virgin Islands (Territory of) Public
  Finance Authority (Gross Receipts Taxes
  Loan Notes); Series 1999 A RB
  6.13%, 10/01/29(b)                        A       A        500         530,695
--------------------------------------------------------------------------------
Virgin Islands (Territory of) Public
  Financing Authority (Matching Fund Loan
  Notes); Refunding Series 1992 A RB
  7.25%, 10/01/02(e)(f)                    AAA     NRR     1,000       1,029,390
================================================================================
                                                                       1,560,085
================================================================================

VIRGINIA-0.64%

Fauquier (County of) Industrial
  Development Authority (Fauquier
  Hospital Foundation, Inc.); Hospital
  Series 2002 RB
  5.25%, 10/01/31                           AA     --      1,000         996,960
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
VIRGINIA-(CONTINUED)

Norton (City) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  6.00%, 12/01/22(b)                        A      --     $1,000    $  1,036,510
--------------------------------------------------------------------------------
Virginia (State of) Resources Authority
  (Goochland County Tuckahoe Creek
  Service District Project); Water &
  Sewer System Series 2002 RB
  5.00%, 11/01/35                           AA     Aa2     1,000         987,150
================================================================================
                                                                       3,020,620
================================================================================

WASHINGTON-1.68%

Clark (County of) School District No.
  117; Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(e)(f)                    AAA     Aaa     1,000       1,117,310
--------------------------------------------------------------------------------
King (County of);
  Sewer Series 1999 RB
  5.50%, 01/01/22(b)                       AAA     Aaa     1,000       1,041,050
--------------------------------------------------------------------------------
  Unlimited Tax Series 1969 GO
  5.50%, 07/01/07(e)(f)                    AAA     Aaa       490         548,565
--------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B
  RB
  6.30%, 01/01/17                          BBB+    A3      1,400       1,498,602
--------------------------------------------------------------------------------
Washington (State of) Health Care
  Facilities Authority (Providence Health
  System Project); Series 2001 RB
  5.25%, 10/01/21(b)                       AAA     Aaa     1,000       1,018,120
--------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 1);
  Refunding Series 1996 A RB
  5.75%, 07/01/12(b)                       AAA     Aaa     2,000       2,165,640
--------------------------------------------------------------------------------
West Richland (City of); Water & Sewer
  Series 1994 RB
  7.00%, 12/01/04(e)(f)                    AAA     Aaa       500         559,950
================================================================================
                                                                       7,949,237
================================================================================

WISCONSIN-1.12%

Muskego-Norway School District; Refunding
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/21(b)                       AAA     Aaa     1,000       1,003,740
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996 RB
  5.75%, 08/15/16(b)                       AAA     Aaa     1,500       1,616,490
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters Sorrowful
  Mother); Series 1997 A RB
  5.90%, 08/15/24(b)                       AAA     Aaa     2,500       2,663,675
================================================================================
                                                                       5,283,905
================================================================================


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

WYOMING-0.50%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series 1992 RB
  6.70%, 05/01/12(b)                       AAA     Aaa    $  250    $    257,750
--------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical
  Center Project); Hospital Series 1995
  RB
  6.00%, 09/15/11(b)                       AAA     Aaa     1,000       1,101,850
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
WYOMING-(CONTINUED)

Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                          BBB+    A3     $1,000    $  1,023,970
================================================================================
                                                                       2,383,570
================================================================================
TOTAL INVESTMENTS-99.27% (Cost
  $446,261,602)                                                      469,424,787
================================================================================
OTHER ASSETS LESS LIABILITIES-0.73%                                    3,444,540
================================================================================
NET ASSETS-100.00%                                                  $472,869,327
________________________________________________________________________________
================================================================================

Investment Abbreviations:

COP   - Certificate of Participation
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Allocation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of the Independent Auditors.
(b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Security subject to the alternative minimum tax.
(d) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(e) Secured by an escrow fund of U.S. Government obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/02.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 07/31/02 represented 0.22% of the Fund's net assets.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $446,261,602)                                $469,424,787
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,338,252
-----------------------------------------------------------
  Fund shares sold                                2,582,141
-----------------------------------------------------------
  Interest                                        6,706,460
-----------------------------------------------------------
Investment for deferred compensation plan           102,139
-----------------------------------------------------------
Other assets                                         34,216
===========================================================
    Total assets                                483,187,995
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,067,370
-----------------------------------------------------------
  Fund shares reacquired                          1,132,293
-----------------------------------------------------------
  Dividends                                         708,897
-----------------------------------------------------------
  Deferred compensation plan                        102,139
-----------------------------------------------------------
Accrued distribution fees                           232,801
-----------------------------------------------------------
Accrued trustees' fees                                  730
-----------------------------------------------------------
Accrued transfer agent fees                          12,815
-----------------------------------------------------------
Accrued operating expenses                           61,623
===========================================================
    Total liabilities                            10,318,668
===========================================================
Net assets applicable to shares outstanding    $472,869,327
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $339,544,853
___________________________________________________________
===========================================================
Class B                                        $104,149,851
___________________________________________________________
===========================================================
Class C                                        $ 29,174,623
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          42,123,332
___________________________________________________________
===========================================================
Class B                                          12,899,746
___________________________________________________________
===========================================================
Class C                                           3,620,231
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.06
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.06 divided by
      95.25%)                                  $       8.46
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.07
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.06
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $25,762,084
===========================================================

EXPENSES:

Advisory fees                                     2,040,421
-----------------------------------------------------------
Administrative services fees                        112,021
-----------------------------------------------------------
Custodian fees                                       18,431
-----------------------------------------------------------
Distribution fees -- Class A                        853,515
-----------------------------------------------------------
Distribution fees -- Class B                        947,150
-----------------------------------------------------------
Distribution fees -- Class C                        239,843
-----------------------------------------------------------
Transfer agent fees                                 229,495
-----------------------------------------------------------
Trustees' fees                                       10,348
-----------------------------------------------------------
Other                                               177,776
===========================================================
    Total expenses                                4,629,000
===========================================================
Less: Expenses paid indirectly                       (5,356)
===========================================================
    Net expenses                                  4,623,644
===========================================================
Net investment income                            21,138,440
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (210,205)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (392,841)
===========================================================
Net gain (loss) from investment securities         (603,046)
===========================================================
Net increase in net assets resulting from
  operations                                    $20,535,394
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 21,138,440    $ 18,710,476
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (210,205)         84,203
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (392,841)     10,776,758
==========================================================================================
    Net increase in net assets resulting from operations        20,535,394      29,571,437
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (16,156,773)    (14,953,354)
------------------------------------------------------------------------------------------
  Class B                                                       (3,770,131)     (3,257,124)
------------------------------------------------------------------------------------------
  Class C                                                         (953,868)       (511,438)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       17,431,346      30,618,904
------------------------------------------------------------------------------------------
  Class B                                                       17,606,047      17,088,547
------------------------------------------------------------------------------------------
  Class C                                                       11,286,232       9,301,793
==========================================================================================
    Net increase in net assets                                  45,978,247      67,858,765
==========================================================================================

NET ASSETS:

  Beginning of year                                            426,891,080     359,032,315
==========================================================================================
  End of year                                                 $472,869,327    $426,891,080
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $460,855,163    $416,536,814
------------------------------------------------------------------------------------------
  Undistributed net investment income                              319,824         (18,974)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (11,468,845)    (10,631,732)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              23,163,185      21,004,972
==========================================================================================
                                                              $472,869,327    $426,891,080
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities with a demand feature exercisable within one to seven days are valued at par. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $13,103, undistributed net realized gains (losses) decreased by $626,908 and paid in capital increased by $613,805 as a result of differing book/tax treatment of capital loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $11,200,174 as of July 31, 2002 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD    EXPIRATION
   ------------    ----------
   $   728,546    July 31, 2003
   ----------------------------
        92,144    July 31, 2004
   ----------------------------
     1,947,609    July 31, 2007
   ----------------------------
     8,431,875    July 31, 2008
   ============================
   $11,200,174
   ____________________________
   ============================


       Utilization of such capital losses may be limited to the extent required under IRS rules. As of July 31, 2002 the Fund has a post-October capital loss deferral of $176,112, which will be recognized in the following tax year.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Prior to August 1, 2001, the Fund did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $68,027 addition in the cost of securities and a corresponding $68,027 decrease in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to increase net investment income by $20,700 and to decrease net unrealized gains and losses by $20,700. As a result, the net investment income per share and the net realized and unrealized gains and losses per share remained unchanged. The ratio of net investment income to average net assets remained unchanged.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $112,021 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $145,314 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $853,515, $947,150 and $239,843, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $67,279 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $56,839, $16,132 and $24,087 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,067 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,356 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $5,356.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income -- tax exempt             $20,880,772    $18,721,916
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $    347,045
-----------------------------------------------------------
Capital loss carryforward                       (11,200,174)
-----------------------------------------------------------
Unrealized appreciation                          22,867,293
===========================================================
                                               $ 12,014,164
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the deferral of capital losses incurred after October 31.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $181,855,428 and $154,317,109, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $25,452,716
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,293,361)
===========================================================
Net unrealized appreciation of investment
  securities                                    $23,159,355
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $446,265,432.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      25,443,792    $ 203,919,132     17,360,190    $ 138,325,073
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,648,537       45,438,128      5,218,248       41,564,270
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,492,497       27,986,065      2,036,726       16,215,773
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,118,428        8,950,726        995,116        7,907,174
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         281,101        2,253,388        250,418        1,993,001
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          86,031          687,981         40,422          321,603
==========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                       4,890,500       39,744,960             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (29,353,247)    (235,183,472)   (14,519,194)    (115,613,343)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,758,234)     (30,085,469)    (3,329,032)     (26,468,724)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,179,285)     (17,387,814)      (910,042)      (7,235,583)
==========================================================================================================================
                                                                5,670,120    $  46,323,625      7,142,852    $  57,009,244
__________________________________________________________________________________________________________________________
==========================================================================================================================

* As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Tax-Exempt Bond Fund of Connecticut pursuant to a plan of reorganization approved by AIM Tax-Exempt Bond Fund of Connecticut shareholders on June 13, 2001. The acquisition was accomplished by a tax-free exchange of 4,890,500 shares of the Fund for 3,624,409 shares of AIM Tax-Exempt Bond Fund of Connecticut outstanding as of the close of business on September 7, 2001. AIM Tax-Exempt Bond Fund of Connecticut net assets at that date of $39,744,960 including $2,619,081 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $446,100,096.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   -----------------------------------------------------------------------------
                                                                                SEVEN MONTHS
                                                      YEAR ENDED JULY 31,         ENDED             YEAR ENDED DECEMBER 31,
                                                   -------------------------     JULY 31,       --------------------------------
                                                     2002             2001         2000           1999        1998        1997
                                                   --------         --------    ------------    --------    --------    --------
Net asset value, beginning of period               $   8.06         $   7.83      $   7.74      $   8.35    $   8.34    $   8.19
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.38(a)          0.40          0.24(b)       0.41        0.42        0.42
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    0.00             0.23          0.09         (0.61)       0.01        0.16
================================================================================================================================
    Total from investment operations                   0.38             0.63          0.33         (0.20)       0.43        0.58
================================================================================================================================
Less dividends from net investment income             (0.38)           (0.40)        (0.24)        (0.41)      (0.42)      (0.43)
================================================================================================================================
Net asset value, end of period                     $   8.06         $   8.06      $   7.83      $   7.74    $   8.35    $   8.34
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                        4.84%            8.28%         4.32%        (2.45)%      5.28%       7.27%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $339,545         $322,437      $283,416      $294,720    $327,705    $318,469
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                0.81%(d)         0.85%         0.85%(e)      0.84%       0.82%       0.90%
================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.79%(a)(d)      5.06%         5.32%(e)      5.01%       5.00%       5.14%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                  35%              28%           18%           28%         19%         24%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $341,405,967.
(e)  Annualized.


                                                                                       CLASS B
                                                      -------------------------------------------------------------------------
                                                                                  SEVEN MONTHS
                                                        YEAR ENDED JULY 31,         ENDED            YEAR ENDED DECEMBER 31,
                                                      ------------------------    JULY 31,        -----------------------------
                                                        2002            2001        2000           1999       1998       1997
                                                      --------         -------    ------------    -------    -------    -------
Net asset value, beginning of period                  $   8.07         $  7.84      $  7.75       $  8.37    $  8.36    $  8.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.32(a)         0.34         0.21(b)       0.35       0.36       0.36
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.00            0.23         0.08         (0.62)      0.01       0.17
===============================================================================================================================
    Total from investment operations                      0.32            0.57         0.29         (0.27)      0.37       0.53
===============================================================================================================================
Less dividends from net investment income                (0.32)          (0.34)       (0.20)        (0.35)     (0.36)     (0.36)
===============================================================================================================================
Net asset value, end of period                        $   8.07         $  8.07      $  7.84       $  7.75    $  8.37    $  8.36
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                           4.05%           7.46%        3.84%        (3.28)%     4.48%      6.59%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $104,150         $86,565      $67,363       $72,256    $72,723    $47,185
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                   1.56%(d)        1.60%        1.61%(e)      1.59%      1.57%      1.66%
===============================================================================================================================
Ratio of net investment income to average net assets      4.04%(a)(d)     4.31%        4.56%(e)      4.26%      4.25%      4.38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                     35%             28%          18%           28%        19%        24%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $94,714,991.
(e)  Annualized.


                                                                                     CLASS C
                                                  -----------------------------------------------------------------------------
                                                                                                                 AUGUST 4, 1997
                                                                             SEVEN MONTHS       YEAR ENDED       (DATE SALES
                                                    YEAR ENDED JULY 31,        ENDED           DECEMBER 31,      COMMENCED) TO
                                                  -----------------------    JULY 31,        ----------------    DECEMBER 31,
                                                   2002            2001        2000           1999      1998        1997
                                                  -------         -------    ------------    ------    ------    --------------
Net asset value, beginning of period              $  8.05         $  7.83       $ 7.74       $ 8.35    $ 8.35        $ 8.30
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.32(a)         0.34         0.21(b)      0.35      0.36          0.15
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.01            0.22         0.08        (0.61)       --          0.04
===============================================================================================================================
    Total from investment operations                 0.33            0.56         0.29        (0.26)     0.36          0.19
===============================================================================================================================
Less dividends from net investment income           (0.32)          (0.34)       (0.20)       (0.35)    (0.36)        (0.14)
===============================================================================================================================
Net asset value, end of period                    $  8.06         $  8.05       $ 7.83       $ 7.74    $ 8.35        $ 8.35
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                      4.19%           7.34%        3.85%       (3.16)%    4.36%         2.36%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $29,175         $17,889       $8,252       $9,652    $9,565        $  825
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets              1.56%(d)        1.60%        1.61%(e)     1.59%     1.57%         1.67%(e)
===============================================================================================================================
Ratio of net investment income to average net
  assets                                             4.04%(a)(d)     4.31%        4.56%(e)     4.26%     4.25%         4.37%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                35%             28%          18%          28%       19%           24%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $23,984,279.
(e)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Total Return Bond Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
BONDS & NOTES-29.26%

AEROSPACE & DEFENSE-0.16%

Raytheon Co., Notes, 6.75%, 08/15/07           $  40,000   $    42,350
======================================================================

AUTOMOBILE MANUFACTURERS-0.24%

General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                 60,000        64,106
======================================================================

BANKS-4.92%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    350,000       346,668
----------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $53,049)(a)                                     50,000        55,369
----------------------------------------------------------------------
European Investment Bank (Luxembourg), Medium
  Term Yankee Notes, 4.88%, 09/06/06             250,000       260,688
----------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                  400,000       412,880
----------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                        80,000        76,012
----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         100,000       101,207
----------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Putable Sub.
  Deb., 6.00%, 01/15/08                           50,000        50,890
----------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       25,000        26,375
======================================================================
                                                             1,330,089
======================================================================

BREWERS-0.25%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 65,000        66,517
======================================================================

BROADCASTING & CABLE TV-1.89%

Cox Communications, Inc., Sr. Unsec. RAPS
  Floating Rate Notes, 2.62%, 11/07/02(b)        325,000       325,816
----------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10            60,000        59,720
----------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 50,000        39,499
----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 6.88%, 06/15/18           60,000        41,472
----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   50,000        44,697
======================================================================
                                                               511,204
======================================================================

COMPUTER HARDWARE-0.63%

International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                150,000       171,532
======================================================================

CONSUMER FINANCE-2.80%

CitiFinancial Credit Co., Putable Notes,
  6.63%, 06/01/15                                 50,000        53,201
----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  100,000       110,385
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                       $  60,000   $    61,689
----------------------------------------------------------------------
  Unsec. Floating Rate Notes, 2.08%,
  03/17/03(b)                                    350,000       347,135
----------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/25/07                  150,000       149,191
----------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                   35,000        35,364
======================================================================
                                                               756,965
======================================================================

DIVERSIFIED FINANCIAL SERVICES-8.21%

Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        50,000        70,935
----------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $159,698)(a)                              150,000       158,193
----------------------------------------------------------------------
CIT Group Inc., Sr. Notes, 7.13%, 10/15/04        40,000        40,225
----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                200,000       209,122
----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              110,000       110,860
----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             375,000       360,570
----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 05/01/02-07/25/02; Cost
  $218,028)(a)                                   200,000       215,700
----------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                          45,000        52,268
----------------------------------------------------------------------
  Series A, Medium Term Notes, 5.00%,
  06/15/07                                       200,000       204,836
----------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 5.25%, 05/16/05                         100,000       101,149
----------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.13%, 02/01/07           200,000       201,820
----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        60,000        66,091
----------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $263,610)(a)          250,000       263,628
----------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $99,945)(a)                               100,000       102,184
----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Notes, 6.63%,
  01/18/12                                        60,000        62,501
======================================================================
                                                             2,220,082
======================================================================

ELECTRIC UTILITIES-0.44%

Cleveland Electric Illuminating Co.
  (The)-Series D, Sec. Notes, 7.88%, 11/01/17     50,000        51,176
----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                 50,000        67,685
======================================================================
                                                               118,861
======================================================================

ENVIRONMENTAL SERVICES-0.95%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                250,000       256,665
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

GAS UTILITIES-0.21%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                     $  80,000   $    57,900
======================================================================

INTEGRATED OIL & GAS-0.25%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 60,000        67,031
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.65%

Sprint Capital Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 6.13%, 11/15/08                          35,000        25,288
----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         150,000       149,574
======================================================================
                                                               174,862
======================================================================

LIFE & HEALTH INSURANCE-1.22%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       200,000       225,016
----------------------------------------------------------------------
American General Institute-Series A, Gtd.
  Bonds, 7.57%, 12/01/45 (Acquired 07/18/02;
  Cost $109,169)(a)                              100,000       105,962
======================================================================
                                                               330,978
======================================================================

MULTI-LINE INSURANCE-1.14%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $313,425)(a)                                   300,000       309,132
======================================================================

OIL & GAS-1.14%

Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $304,776)(a)                              300,000       308,073
======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.98%

Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 7.13%, 03/15/12                  250,000       265,233
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.76%

Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                50,000        55,537
----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        30,000        32,629
----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           30,000        32,232
----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                       100,000        84,916
======================================================================
                                                               205,314
======================================================================

PHARMACEUTICALS-0.84%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                       200,000       228,652
======================================================================

PROPERTY & CASUALTY INSURANCE-0.10%

American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                 25,000        26,544
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

REAL ESTATE INVESTMENT TRUSTS-0.19%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18            $  30,000   $    32,003
----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              20,000        20,767
======================================================================
                                                                52,770
======================================================================

SOVEREIGN DEBT-1.29%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         350,000       349,374
======================================================================
    Total Bonds & Notes (Cost $7,960,412)                    7,914,234
======================================================================

ASSET-BACKED SECURITIES-1.55%

AIRLINES-0.62%

American Airlines, Inc.-Class A-1, Series
  2001-1, Pass Through Ctfs., 6.98%, 05/23/21     64,623        63,486
----------------------------------------------------------------------
Continental Airlines, Inc.-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                 108,857       103,445
======================================================================
                                                               166,931
======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.93%

Citicorp Lease-Class A-1, Series 1999-1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-06/19/02; Cost $247,976)(a)           234,378       251,311
======================================================================
    Total Asset-Backed Securities (Cost
      $414,304)                                                418,242
======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-54.19%

FEDERAL HOME LOAN BANK-2.55%

Unsec. Bonds,
  4.88%, 04/16/04                                150,000       156,528
----------------------------------------------------------------------
  5.70%, 03/03/09                                500,000       533,055
======================================================================
                                                               689,583
======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-19.15%

Pass Through Ctfs.,
  6.50%, 06/01/16 to 05/01/32                    199,122       206,775
----------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                    574,497       590,533
----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                    314,938       333,096
----------------------------------------------------------------------
  7.00%, 03/01/32 to 06/01/32                    524,399       546,052
----------------------------------------------------------------------
Pass Through Ctfs., TBA,(c)
  6.50%, 09/01/17 to 09/01/32(d)               1,475,000     1,519,180
----------------------------------------------------------------------
  7.00%, 09/01/17 to 09/01/32                    450,000       469,735
----------------------------------------------------------------------
  6.00%, 09/01/32(d)                             750,000       757,266
----------------------------------------------------------------------
  7.50%, 09/01/32                                225,000       237,164
----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                500,000       520,395
======================================================================
                                                             5,180,196
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-21.05%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                  $ 356,475   $   376,403
----------------------------------------------------------------------
  7.00%, 12/01/15 to 07/01/32                    681,557       711,565
----------------------------------------------------------------------
  6.50%, 05/01/16 to 05/01/17                    166,588       173,702
----------------------------------------------------------------------
  6.00%, 01/01/17 to 05/01/17                    445,805       458,907
----------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31                    248,983       266,052
----------------------------------------------------------------------
Pass Through Ctfs., TBA,(c)
  6.00%, 09/01/32(d)                             675,000       680,695
----------------------------------------------------------------------
  6.50%, 09/01/32(d)                           1,337,000     1,374,603
----------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                 45,000        48,753
----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06 to 04/15/07                    560,000       591,829
----------------------------------------------------------------------
  4.25%, 07/15/07                                500,000       505,990
----------------------------------------------------------------------
  6.00%, 05/15/11                                 90,000        96,482
----------------------------------------------------------------------
  6.20%, 06/13/17                                150,000       153,743
----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                150,000       155,663
----------------------------------------------------------------------
  5.25%, 08/01/12                                100,000        98,858
======================================================================
                                                             5,693,245
======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.29%

Pass Through Ctfs.,
  8.50%, 02/15/25                                186,246       201,019
----------------------------------------------------------------------
  8.00%, 08/15/25                                 45,361        48,677
----------------------------------------------------------------------
  7.00%, 04/15/28 to 08/15/31                    478,409       500,542
----------------------------------------------------------------------
  7.50%, 12/15/30 to 05/15/32                    258,441       273,802
----------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                    619,256       639,594
----------------------------------------------------------------------
  6.00%, 12/15/31 to 01/15/32                    274,551       278,478
----------------------------------------------------------------------
Pass Through Ctfs., TBA,(c)
  6.50%, 09/01/32                                350,000       360,828
----------------------------------------------------------------------
  7.00%, 09/01/32                                125,000       130,547
----------------------------------------------------------------------
  7.50%, 09/01/32                                 75,000        79,641
======================================================================
                                                             2,513,128
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

TENNESSEE VALLEY AUTHORITY-2.15%

Unsec. Bonds,
  7.14%, 05/23/12                              $ 500,000   $   579,835
======================================================================
    Total U.S. Government Agency Securities
      (Cost $14,513,785)                                    14,655,987
======================================================================

U.S. TREASURY SECURITIES-33.83%

U.S. TREASURY BILLS-25.85%

  1.67%, 08/29/02(e)                           7,000,000     6,990,917
======================================================================

U.S. TREASURY NOTES-7.29%

  3.25%, 12/31/03                                210,000       214,068
----------------------------------------------------------------------
  6.75%, 05/15/05                              1,000,000     1,108,300
----------------------------------------------------------------------
  6.50%, 10/15/06 to 02/15/10                    260,000       294,995
----------------------------------------------------------------------
  6.13%, 08/15/07                                150,000       167,521
----------------------------------------------------------------------
  4.75%, 11/15/08                                180,000       188,633
======================================================================
                                                             1,973,517
======================================================================

U.S. TREASURY BONDS-0.69%

  8.88%, 08/15/17                                135,000       186,870
======================================================================
    Total U.S. Treasury Securities (Cost
      $9,108,744)                                            9,151,304
======================================================================

                                                SHARES
MONEY MARKET FUNDS-5.00%

STIC Liquid Assets Portfolio(f)                  676,791       676,791
----------------------------------------------------------------------
STIC Prime Portfolio(f)                          676,791       676,791
======================================================================
    Total Money Market Funds (Cost
      $1,353,582)                                            1,353,582
======================================================================
TOTAL INVESTMENTS--123.83% (Cost $33,350,827)               33,493,349
======================================================================
OTHER ASSETS LESS LIABILITIES-(23.83%)                      (6,445,657)
======================================================================
NET ASSETS-100.00%                                         $27,047,692
______________________________________________________________________
======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $1,769,552, which represented 6.54% of the Fund's net assets.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 07/31/02.
(c) Securities purchased on forward commitment basis.
(d) These securities are subject to dollar roll transactions. See Note 1 Section B.
(e) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $33,350,827)                                  $33,493,349
-----------------------------------------------------------
Receivables for:
  Investments sold                                  311,333
-----------------------------------------------------------
  Fund shares sold                                  374,940
-----------------------------------------------------------
  Dividends and interest                            261,456
-----------------------------------------------------------
Investment for deferred compensation plan             1,218
-----------------------------------------------------------
Other assets                                         27,452
===========================================================
  Total assets                                   34,469,748
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,185,330
-----------------------------------------------------------
  Fund shares reacquired                            186,829
-----------------------------------------------------------
  Dividends                                           6,906
-----------------------------------------------------------
  Deferred compensation plan                          1,218
-----------------------------------------------------------
Accrued distribution fees                            18,757
-----------------------------------------------------------
Accrued trustees' fees                                  837
-----------------------------------------------------------
Accrued transfer agent fees                           3,878
-----------------------------------------------------------
Accrued operating expenses                           18,301
===========================================================
  Total liabilities                               7,422,056
===========================================================
Net assets applicable to shares outstanding     $27,047,692
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,324,539
___________________________________________________________
===========================================================
Class B                                         $14,678,263
___________________________________________________________
===========================================================
Class C                                         $ 3,044,890
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                             914,968
___________________________________________________________
===========================================================
Class B                                           1,440,120
___________________________________________________________
===========================================================
Class C                                             298,760
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.19
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.19 divided
      by 95.25%)                                $     10.70
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $     10.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $     10.19
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) TO JULY 31, 2002

INVESTMENT INCOME:

Interest                                         $ 201,020
----------------------------------------------------------
Dividends from affiliated money market funds        16,310
==========================================================
    Total investment income                        217,330
__________________________________________________________
==========================================================

EXPENSES:

Advisory fees                                       26,520
----------------------------------------------------------
Administrative services fees                        29,178
----------------------------------------------------------
Custodian fees                                       4,849
----------------------------------------------------------
Distribution fees -- Class A                         7,055
----------------------------------------------------------
Distribution fees -- Class B                        23,688
----------------------------------------------------------
Distribution fees -- Class C                         9,195
----------------------------------------------------------
Registration and filing fees                        30,060
----------------------------------------------------------
Printing fees                                       15,305
----------------------------------------------------------
Professional fees                                   23,513
----------------------------------------------------------
Transfer agent fees                                 12,121
----------------------------------------------------------
Trustees' fees                                       5,355
----------------------------------------------------------
Other                                                4,996
==========================================================
    Total expenses                                 191,835
==========================================================
Less: Fees waived and expenses reimbursed         (114,038)
----------------------------------------------------------
    Expenses paid indirectly                          (100)
----------------------------------------------------------
    Net expenses                                    77,697
==========================================================
Net investment income                              139,633
==========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities        87,097
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                       142,522
----------------------------------------------------------
Net gain from investment securities                229,619
==========================================================
Net increase in net assets resulting from
  operations                                     $ 369,252
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) TO JULY 31, 2002

                                                                   2002
                                                                -----------
OPERATIONS:

  Net investment income                                         $   139,633
---------------------------------------------------------------------------
  Net realized gain from investment securities                       87,097
---------------------------------------------------------------------------
  Net unrealized appreciation of investment securities              142,522
===========================================================================
    Net increase in net assets resulting from operations            369,252
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (77,172)
---------------------------------------------------------------------------
  Class B                                                           (73,438)
---------------------------------------------------------------------------
  Class C                                                           (27,624)
---------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         9,251,803
---------------------------------------------------------------------------
  Class B                                                        14,591,873
---------------------------------------------------------------------------
  Class C                                                         3,012,998
===========================================================================
    Net increase in net assets                                   27,047,692
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $27,047,692
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $26,827,563
---------------------------------------------------------------------------
  Undistributed net investment income                                (1,218)
---------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         78,825
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  142,522
===========================================================================
                                                                $27,047,692
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. The Fund commenced operations on December 31, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002 shares of beneficial interest was decreased by $29,111, undistributed net investment income was increased by $37,383 and undistributed net realized gains decreased by $8,272 as a result of differing book/tax treatment of nondeductible stock issuances costs, reclassification of paydown gains/losses and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive and/or reimburse expenses (excluding Rule 12b-1 plan fees, interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A expenses to 1.25%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period December 31, 2001 (date operations commenced) through July 31, 2002, AIM waived fees of $26,520 and reimbursed expenses of $85,502.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 31, 2001 (date operations commenced) through July 31, 2002, AIM was paid $29,178 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period December 31, 2001 (date operations commenced) through July 31, 2002, AFS retained $4,909 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors has agreed to waive 0.10% of the Rule 12b-1 plan fees on Class A shares. For the period December 31, 2001 (date operations commenced) through July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $5,039, $23,688 and $9,195, respectively, as compensation under the Plans. AIM Distributors waived fees of $2,016 for Class A shares.

  AIM Distributors retained commissions of $13,297 from sales of the Class A shares of the Fund during the period December 31, 2001 (date operations commenced) through July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period December 31, 2001 (date operations commenced) through July 31, 2002, AIM Distributors retained $0, $0 and $14 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the period December 31, 2001 (date operations commenced) through July 31, 2002, the Fund paid $1,390 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the period December 31, 2001 (date operations commenced) through July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $51 and reductions in custodian fees of $49 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $100.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2002 was as follows:

                                                    2002
                                                  --------
Distributions paid from ordinary income           $178,234
__________________________________________________________
==========================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $ 78,825
----------------------------------------------------------
Undistributed appreciation                         141,304
==========================================================
                                                  $220,129
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to deferral of Trustees compensation.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 31, 2001 (date operations commenced) through July 31, 2002 was $39,466,276 and $15,809,500, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $180,764
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (38,242)
==========================================================
Net unrealized appreciation of investment
  securities                                      $142,522
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the period December 31, 2001 (date operations commenced) through July 31, 2002 were as follows:

                                        DECEMBER 31, 2001
                                         (DATE OPERATIONS
                                          COMMENCED) TO
                                          JULY 31, 2002
                                     ------------------------
                                      SHARES        AMOUNT
                                     ---------    -----------
Sold:
  Class A                              992,436    $10,034,790
-------------------------------------------------------------
  Class B                            1,538,451     15,590,664
-------------------------------------------------------------
  Class C                              385,449      3,888,452
=============================================================
Issued as reinvestment of
  dividends:
  Class A                                7,294         73,755
-------------------------------------------------------------
  Class B                                6,117         61,932
-------------------------------------------------------------
  Class C                                2,532         25,581
=============================================================
Reacquired:
  Class A                              (84,762)      (856,742)
-------------------------------------------------------------
  Class B                             (104,448)    (1,060,723)
-------------------------------------------------------------
  Class C                              (89,221)      (901,035)
=============================================================
                                     2,653,848    $26,856,674
_____________________________________________________________
=============================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      CLASS A
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    JULY 31,
                                                                      2002
                                                                -----------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.18(a)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.23
=================================================================================
    Total from investment operations                                   0.41
=================================================================================
Less dividends from net investment income                             (0.22)
=================================================================================
Net asset value, end of period                                       $10.19
_________________________________________________________________________________
=================================================================================
Total return(b)                                                        4.09%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $9,325
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                  1.00%(c)
---------------------------------------------------------------------------------
  Without fee waivers and reimbursements                               3.21%(c)
=================================================================================
Ratio of net investment income to average net assets                   3.10%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                 215%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,454,144.

                                                                      CLASS B
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    JULY 31,
                                                                      2002
                                                                -----------------
Net asset value, beginning of period                                 $ 10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.14(a)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.22
=================================================================================
    Total from investment operations                                    0.36
=================================================================================
Less dividends from net investment income                              (0.17)
=================================================================================
Net asset value, end of period                                       $ 10.19
_________________________________________________________________________________
=================================================================================
Total return(b)                                                         3.65%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $14,678
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                   1.75%(c)
---------------------------------------------------------------------------------
  Without fee waivers and reimbursements                                3.86%(c)
=================================================================================
Ratio of net investment income to average net assets                    2.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  215%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,059,180.


                                                                     CLASS C
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    JULY 31,
                                                                      2002
                                                                -----------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.14(a)
=================================================================================
  Net gains on securities (both realized and unrealized)               0.22
=================================================================================
    Total from investment operations                                   0.36
=================================================================================
Less dividends from net investment income                             (0.17)
=================================================================================
Net asset value, end of period                                       $10.19
_________________________________________________________________________________
=================================================================================
Total return(b)                                                        3.65%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $3,045
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                  1.75%(c)
---------------------------------------------------------------------------------
  Without fee waivers and reimbursements                               3.86%(c)
=================================================================================
Ratio of net investment income to average net assets                   2.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                 215%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,575,642.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-93.53%

ADVERTISING-0.26%

RH Donnelley Finance Corp. I, Sr. Notes,
  8.88%, 12/15/10 (Acquired 11/26/02; Cost
  $2,340,000)(a)                               $ 2,340,000   $  2,503,800
=========================================================================

AEROSPACE & DEFENSE-0.38%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                        3,525,000      3,595,500
=========================================================================

AGRICULTURAL PRODUCTS-0.15%

Central Garden & Pet Co., Sr. Sub. Notes,
  9.13%, 02/01/13 (Acquired 01/24/03; Cost
  $1,345,000)(a)(b)                              1,345,000      1,385,350
=========================================================================

AIRLINES-1.29%

Air Canada (Canada), Sr. Unsec. Global Notes,
  10.25%, 03/15/11                               8,130,000      3,943,050
-------------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06         7,780,000      5,173,700
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04      3,760,000      3,064,400
=========================================================================
                                                               12,181,150
=========================================================================

ALTERNATIVE CARRIERS-0.16%

LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       2,680,000      1,514,200
=========================================================================

APPAREL RETAIL-2.42%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                               7,579,000      7,920,055
-------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Global Notes,
  9.90%, 12/15/05                                8,085,000      8,731,800
-------------------------------------------------------------------------
Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                               5,790,000      6,195,300
=========================================================================
                                                               22,847,155
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.15%

Perry Ellis International Inc.-Series B, Sr.
  Sec. Notes, 9.50%, 03/15/09                    1,790,000      1,843,700
-------------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                4,400,000      4,708,000
-------------------------------------------------------------------------
Samsonite Corp., Sr. Unsec. Sub Notes,
  10.75%, 06/15/08                                 150,000        127,500
-------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       3,805,000      4,214,037
=========================================================================
                                                               10,893,237
=========================================================================

AUTO PARTS & EQUIPMENT-0.30%

Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.63%, 04/15/12               425,000        425,000
-------------------------------------------------------------------------
Intermet Corp., Sr. Unsec. Gtd. Global Notes,
  9.75%, 06/15/09                                2,670,000      2,362,950
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(d)                               $23,770,000   $          2
=========================================================================
                                                                2,787,952
=========================================================================

BANKS-0.65%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                6,300,000      6,174,000
=========================================================================

BROADCASTING & CABLE TV-15.09%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Notes, 10.88%, 09/30/04    14,105,000     14,492,887
-------------------------------------------------------------------------
Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(c)                                    4,220,000      1,888,450
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(c)          9,595,000      4,293,762
-------------------------------------------------------------------------
Allbritton Communications Co.,
  Sr. Sub. Notes, 7.75%, 12/15/12
  (Acquired 12/06/02-01/28/03;
  Cost $7,891,862)(a)(b)                         7,950,000      7,890,375
-------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Yankee Notes,
  13.00%, 12/15/09                               7,045,000      7,925,625
-------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Disc. Notes, 9.92%,
    04/01/11(e)                                 11,460,000      4,985,100
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 11.13%,
    01/15/11                                     4,610,000      2,328,050
-------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07     9,395,000      6,811,375
-------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11                         9,895,000      9,548,675
-------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Unsec. Global Notes,
  10.38%, 10/01/07                               4,605,000      4,973,400
-------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes,
  10.38%, 05/15/05                               1,778,000      1,626,870
-------------------------------------------------------------------------
Gray Television Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.25%, 12/15/11                  2,230,000      2,380,525
-------------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Global
  Notes, 10.50%, 11/01/10                        6,435,000      6,402,825
-------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-01/28/02; Cost
  $18,371,219)(a)                               10,698,000      6,445,545
-------------------------------------------------------------------------
LBI Media Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 07/15/12 (Acquired 06/28/02; Cost
  $5,340,000)(a)                                 5,340,000      5,633,700
-------------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes,
  10.00%, 03/01/08(e)                            7,135,000      7,313,375
-------------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                       8,140,000      7,855,100
-------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   4,515,000      4,853,625
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Pegasus Communications Corp.
  Series B, Sr. Notes, 9.63%, 10/15/05         $ 7,700,000   $  5,582,500
-------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.50%,
    08/01/07                                    11,960,000      8,431,800
-------------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 8.88%, 07/01/11             6,595,000      7,089,625
-------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                       5,070,000      5,348,850
-------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09        6,114,000      6,327,990
-------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee
  Notes, 11.25%, 02/01/10(c)                    12,385,000      1,300,425
-------------------------------------------------------------------------
  11.50%, 02/01/10(c)                            8,200,000        861,000
=========================================================================
                                                              142,591,454
=========================================================================

BUILDING PRODUCTS-0.48%

Associated Materials Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.75%, 04/15/12             1,780,000      1,895,700
-------------------------------------------------------------------------
Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 05/01/09                   2,660,000      2,686,600
=========================================================================
                                                                4,582,300
=========================================================================

CASINOS & GAMBLING-4.02%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.75%, 02/15/09                 2,320,000      2,470,800
-------------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Gtd. Global Notes, 9.25%,
    08/01/09                                     4,705,000      5,128,450
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.75%,
    04/15/12                                     4,450,000      4,672,500
-------------------------------------------------------------------------
Herbst Gaming, Inc.,
  Series B, Sr. Sec. Global Notes, 10.75%,
  09/01/08                                       4,450,000      4,705,875
-------------------------------------------------------------------------
  Sr. Sec. Notes, 10.75%, 09/01/08
  (Acquired 01/24/03; Cost $966,625)(a)(b)         925,000        978,187
-------------------------------------------------------------------------
Hollywood Casino Corp., Sr. Sec. Gtd.
  Mortgage Notes, 11.25%, 05/01/07               6,410,000      6,906,775
-------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. Mortgage Notes,
  13.00%, 08/01/06                               2,960,000      2,619,600
-------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12        1,370,000      1,417,950
-------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Global Notes, 7.50%, 09/01/09                  5,235,000      5,365,875
-------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        3,565,000      3,707,600
=========================================================================
                                                               37,973,612
=========================================================================

COMMODITY CHEMICALS-0.65%

ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            3,590,000      3,778,475
-------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                2,225,000      2,358,500
=========================================================================
                                                                6,136,975
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-0.05%

Seagate Technology, Sr. Unsec. Gtd. Global
  Notes, 8.00%, 05/15/09                       $   480,000   $    502,800
=========================================================================

CONSTRUCTION & ENGINEERING-0.77%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 06/01/08                               9,020,000      7,261,100
=========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.63%

Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                         6,380,000      5,965,300
=========================================================================

CONSTRUCTION MATERIALS-0.70%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        7,720,000      6,600,600
=========================================================================

DEPARTMENT STORES-0.67%

JC Penney Co. Inc., Unsec. Notes, 7.60%,
  04/01/07                                       6,240,000      6,372,600
=========================================================================

DISTILLERS & VINTNERS-0.46%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12                    4,330,000      4,384,125
=========================================================================

DISTRIBUTORS-0.09%

AmeriGas Partners, L.P., Sr. Unsec. Global
  Notes, 8.88%, 05/20/11                           810,000        878,850
=========================================================================

DIVERSIFIED CHEMICALS-1.44%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                               6,580,000      6,020,700
-------------------------------------------------------------------------
FMC Corp., Sr. Sec. Notes, 10.25%, 11/01/09
  (Acquired 10/09/02; Cost $1,975,440)(a)        2,000,000      2,140,000
-------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09                  5,500,000      5,472,500
=========================================================================
                                                               13,633,200
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.40%

Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  7.00%, 08/03/09                                5,370,000      3,973,800
-------------------------------------------------------------------------
  7.25%, 02/15/11                                4,475,000      3,266,750
-------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                  6,170,000      5,954,050
=========================================================================
                                                               13,194,600
=========================================================================

DRUG RETAIL-0.64%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                7,070,000      6,062,525
=========================================================================

ELECTRIC UTILITIES-1.31%

AES Corp. (The), Sec. Notes, 10.00%, 07/15/05
  (Acquired 12/13/02; Cost $3,400,826)(a)        3,608,000      3,589,960
-------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         5,870,000      2,788,250
-------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                3,425,000      2,945,500
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                      $11,150,000   $  3,066,250
=========================================================================
                                                               12,389,960
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.12%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                       5,530,000      5,972,400
-------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Notes, 10.38%,
  01/15/10 (Acquired 12/18/02-12/20/02; Cost
  $4,478,394)(a)                                 4,475,000      4,654,000
=========================================================================
                                                               10,626,400
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.80%

Fisher Scientific International Inc.,
  Sr. Sub. Global Notes, 8.13%, 05/01/12
  (Acquired 01/09/03; Cost $3,764,800)(a)(b)     3,620,000      3,801,000
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.13%, 05/01/12         4,395,000      4,625,737
-------------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                   8,860,000      5,891,900
-------------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                       2,645,000      2,697,900
=========================================================================
                                                               17,016,537
=========================================================================

EMPLOYMENT SERVICES-0.33%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                        8,075,000      3,108,875
=========================================================================

ENVIRONMENTAL SERVICES-0.91%

Allied Waste North America Inc.,
  Series B, Sr. Gtd. Sub. Global Notes,
  8.50%, 12/01/08                                4,365,000      4,430,475
-------------------------------------------------------------------------
  Sr. Sec. Gtd. Notes, 9.25%, 09/01/12
  (Acquired 11/12/02; Cost $4,000,000)(a)        4,000,000      4,150,000
=========================================================================
                                                                8,580,475
=========================================================================

FOOD DISTRIBUTORS-0.59%

Fleming Cos., Inc.,
  Series D, Sr. Unsec. Gtd. Sub. Global
  Notes, 10.63%, 07/31/07                        3,565,000      1,764,675
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.13%,
    04/01/08                                     1,000,000        715,000
-------------------------------------------------------------------------
Roundy's, Inc., Sr. Sub. Notes, 8.88%,
  06/15/12 (Acquired 12/12/02; Cost
  $3,109,375)(a)                                 3,125,000      3,062,594
=========================================================================
                                                                5,542,269
=========================================================================

FOREST PRODUCTS-1.94%

Georgia-Pacific Corp., Sr. Unsec. Notes,
  8.88%, 02/01/10 (Acquired 01/23/03; Cost
  $4,903,416)(a)(b)                              4,935,000      4,910,325
-------------------------------------------------------------------------
Louisiana-Pacific Corp.,
  Sr. Unsec. Notes, 8.50%, 08/15/05              5,355,000      5,569,200
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.88%, 11/15/08        2,610,000      2,831,850
-------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       5,180,000      5,050,500
=========================================================================
                                                               18,361,875
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.95%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                      $ 9,500,000   $  8,977,500
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.59%

AmerisourceBergen Corp., Sr. Notes, 7.25%,
  11/15/12 (Acquired 11/12/02; Cost
  $2,685,000)(a)                                 2,685,000      2,772,262
-------------------------------------------------------------------------
NDCHealth Corp., Sr. Unsec. Sub. Notes,
  10.50%, 12/01/12 (Acquired
  11/18/02-11/21/02; Cost $2,698,750)(a)         2,710,000      2,791,300
=========================================================================
                                                                5,563,562
=========================================================================

HEALTH CARE EQUIPMENT-1.18%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                                2,140,000      2,214,900
-------------------------------------------------------------------------
Medquest Inc., Sr. Sub. Notes, 11.88%,
  08/15/12 (Acquired 08/08/02; Cost
  $2,593,582)(a)                                 2,650,000      2,544,000
-------------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Global Notes, 10.50%, 12/15/08                 3,540,000      2,672,700
-------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                3,420,000      3,744,900
=========================================================================
                                                               11,176,500
=========================================================================

HEALTH CARE FACILITIES-2.32%

Hanger Orthopedic Group, Inc.,
  Sr. Gtd. Sub. Notes, 11.25%, 06/15/09          4,750,000      4,987,500
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.38%,
    02/15/09                                       840,000        890,400
-------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Global
  Notes, 9.50%, 06/15/09                         8,285,000      8,740,675
-------------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.75%, 05/01/09             2,665,000      2,864,875
-------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                       4,275,000      4,467,375
=========================================================================
                                                               21,950,825
=========================================================================

HEALTH CARE SUPPLIES-0.56%

DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                        5,275,000      5,248,625
=========================================================================

HOME FURNISHINGS-1.04%

Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                         8,130,000      8,130,000
-------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.75%, 08/15/07              2,025,000      1,670,625
=========================================================================
                                                                9,800,625
=========================================================================

HOMEBUILDING-2.69%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes 8.38%, 04/15/12                   3,515,000      3,664,388
-------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                   3,400,000      3,723,000
-------------------------------------------------------------------------
KB HOME, Sr. Sub. Notes, 7.75%, 02/01/10         4,485,000      4,456,969
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
HOMEBUILDING-(CONTINUED)

Schuler Homes, Inc.
  Sr. Unsec. Gtd. Global Notes, 10.50%,
  07/15/11                                     $ 3,017,000   $  3,182,935
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08         4,050,000      4,181,625
-------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11                 6,250,000      6,187,500
=========================================================================
                                                               25,396,417
=========================================================================

HOTELS, RESORTS & CRUISE LINES-2.81%

HMH Properties Inc., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                1,805,000      1,696,700
-------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 10.50%, 02/01/10                 5,990,000      6,319,450
-------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12         3,510,000      3,580,200
-------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                       4,380,000      4,533,300
-------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr.
  Unsec. Unsub. Global Notes, 8.75%, 02/02/11    6,920,000      6,470,200
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12 (Acquired
  04/11/02-09/13/02; Cost $4,003,296)(a)         4,025,000      3,994,813
=========================================================================
                                                               26,594,663
=========================================================================

HOUSEHOLD APPLIANCES-0.62%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                               5,850,000      5,850,000
=========================================================================

INDUSTRIAL CONGLOMERATES-0.50%

Tyco International Group S.A. (Luxembourg),
  Sr. Gtd. Conv. Putable Notes, 2.75%,
    01/15/08
  (Acquired 01/07/03; Cost $2,232,000)(a)(b)     2,232,000      2,243,160
-------------------------------------------------------------------------
  Sr. Gtd. Conv. Putable Notes, 3.13%,
    01/15/15
  (Acquired 01/07/03; Cost $2,477,000)(a)(b)     2,477,000      2,492,481
=========================================================================
                                                                4,735,641
=========================================================================

INDUSTRIAL GASES-0.65%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                               6,255,000      6,129,900
=========================================================================

INDUSTRIAL MACHINERY-1.27%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                                 856,000      1,005,800
-------------------------------------------------------------------------
Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       8,000,000      8,120,000
-------------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Sub. Notes,
  10.50%, 08/01/12 (Acquired
  08/02/02-11/04/02; Cost $2,692,250)(a)         2,690,000      2,837,950
=========================================================================
                                                               11,963,750
=========================================================================

INTEGRATED OIL & GAS-1.73%

El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10                                       4,560,000      3,807,600
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

El Paso Energy Partners, L.P.,
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 06/01/11                       $ 2,330,000   $  2,283,400
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.50%, 06/01/11
  (Acquired 05/14/02-10/11/02;
  Cost $10,118,238)(a)                          10,470,000     10,260,600
=========================================================================
                                                               16,351,600
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.71%

Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      10,720,000      7,504,000
-------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        6,380,000      6,922,300
-------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Unsub. Gtd.
  Global Notes, 6.13%, 11/15/08                  2,000,000      1,742,500
=========================================================================
                                                               16,168,800
=========================================================================

LEISURE FACILITIES-1.35%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                       3,830,000      3,782,125
-------------------------------------------------------------------------
Six Flags, Inc.,
  Sr. Unsec. Global Notes, 8.88%, 02/01/10       4,750,000      4,441,250
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 9.50%, 02/01/09         875,000        835,625
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.75%, 06/15/07              3,835,000      3,719,950
=========================================================================
                                                               12,778,950
=========================================================================

MARINE-0.14%

Stena A.B. (Sweden), Sr. Notes, 9.63%,
  12/01/12 (Acquired 11/22/02; Cost
  $1,305,000)(a)(b)                              1,305,000      1,363,725
=========================================================================

METAL & GLASS CONTAINERS-3.73%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                1,900,000      1,700,500
-------------------------------------------------------------------------
Anchor Glass Container Corp.,
  Sr. Sec. Notes, 11.00%, 02/15/13
  (Acquired 01/31/03; Cost
  $6,245,000)(a)(b)(d)                           6,245,000      6,245,000
-------------------------------------------------------------------------
  Sr. Sec. Sub. First Mortgage Notes,
  11.25%, 04/01/05                               5,800,000      5,785,500
-------------------------------------------------------------------------
Ball Corp., Sr. Notes, 6.88%, 12/15/12
  (Acquired 12/05/02; Cost $1,820,000)(a)        1,820,000      1,856,400
-------------------------------------------------------------------------
Greif Brothers Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.88%, 08/01/12                  6,290,000      6,698,850
-------------------------------------------------------------------------
Jarden Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.75%, 05/01/12                         4,194,000      4,372,245
-------------------------------------------------------------------------
Owens-Brockway, Sr. Sec. Notes, 8.75%,
  11/15/12 (Acquired 11/05/02; Cost
  $3,600,000)(a)                                 3,600,000      3,636,000
-------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 4,535,000      4,807,100
-------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                           150,000        156,000
=========================================================================
                                                               35,257,595
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-1.06%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                       $10,330,000   $  9,994,275
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.32%

Transcontinental Gas Pipe Line, Notes, 6.13%,
  01/15/05                                       3,095,000      3,017,625
=========================================================================

OFFICE ELECTRONICS-0.20%

Xerox Corp., Sr. Notes, 9.75%, 01/15/09
  (Acquired 01/08/03; Cost $1,800,950)(a)(b)     1,810,000      1,873,350
=========================================================================

OFFICE SERVICES & SUPPLIES-0.32%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              4,230,000      2,982,150
=========================================================================

OIL & GAS DRILLING-1.01%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                               8,765,000      9,510,025
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.43%

Grant Prideco Escrow Corp., Sr. Notes, 9.00%,
  12/15/09 (Acquired 11/25/02; Cost
  $1,805,000)(a)                                 1,805,000      1,877,200
-------------------------------------------------------------------------
Hanover Equipment Trust-Series 2001-A, Sr.
  Sec. Notes, 8.50%, 09/01/08 (Acquired
  08/05/02-10/24/02; Cost $4,587,213)(a)         5,390,000      5,120,500
-------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                6,335,000      6,556,725
=========================================================================
                                                               13,554,425
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.99%

Chesapeake Energy Corp.,
  Sr. Notes, 7.75%, 01/15/15 (Acquired
    12/13/02;
  Cost $2,198,377)(a)                            2,220,000      2,264,400
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 8.38%, 11/01/08         2,720,000      2,862,800
-------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        3,060,000      3,304,800
-------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                        4,880,000      5,294,800
-------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                2,200,000      2,189,000
-------------------------------------------------------------------------
Westport Resources Corp., Sr. Sub. Notes,
  8.25%, 11/01/11 (Acquired 12/11/02; Cost
  $2,791,300)(a)                                 2,710,000      2,872,600
=========================================================================
                                                               18,788,400
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.45%

Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                              10,000,000     10,600,000
-------------------------------------------------------------------------
Premco Refining Group Inc. (The),
  Sr. Notes, 9.25%, 02/01/10 (Acquired
    01/28/03;
  Cost $2,680,000)(a)(b)                         2,680,000      2,700,100
-------------------------------------------------------------------------
  Sr. Notes, 9.50%, 02/01/13 (Acquired
    01/28/03;
  Cost $3,600,000)(a)(b)                         3,600,000      3,627,000
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION-(CONTINUED)

Tesoro Petroleum Corp., Sr. Unsec. Sub.
  Global Notes, 9.63%, 04/01/12                $   890,000   $    582,950
-------------------------------------------------------------------------
Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       10,045,000      6,479,025
-------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   8,000,000      8,600,000
=========================================================================
                                                               32,589,075
=========================================================================

PACKAGED FOODS & MEATS-0.35%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  7.25%, 05/01/09                                3,445,000      3,350,263
=========================================================================

PAPER PACKAGING-0.39%

Graphic Packaging Corp., Unsec. Gtd. Sub.
  Global Notes, 8.63%, 02/15/12                  3,425,000      3,647,625
=========================================================================

PAPER PRODUCTS-0.81%

Cascades Inc. (Canada), Sr. Notes, 7.25%,
  02/15/13 (Acquired 01/31/03; Cost
  $3,570,000)(a)(b)(d)                           3,570,000      3,570,000
-------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Global Notes, 7.75%, 03/15/12             4,255,000      4,042,250
=========================================================================
                                                                7,612,250
=========================================================================

PERSONAL PRODUCTS-1.76%

Armkel LLC, Sr. Sub. Global Notes, 9.50%,
  08/15/09                                       3,160,000      3,444,400
-------------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Sec. Global Notes,
  11.75%, 02/01/11                               8,045,000      8,447,250
-------------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub.
  Notes, 11.75%, 07/15/10 (Acquired
  06/21/02-12/06/02; Cost $4,466,790)(a)         4,520,000      4,723,400
=========================================================================
                                                               16,615,050
=========================================================================

PHARMACEUTICALS-1.89%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 11.00%, 04/01/10                       10,240,000     10,596,498
-------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                         7,010,000      7,220,300
=========================================================================
                                                               17,816,798
=========================================================================

PUBLISHING-1.29%

American Media Operations, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 10.25%,
  05/01/09                                       4,350,000      4,654,500
-------------------------------------------------------------------------
Dex Media East LLC, Sr. Notes, 9.88%,
  11/15/09 (Acquired 10/30/02; Cost
  $2,660,000)(a)                                 2,660,000      2,839,550
-------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                4,910,000      4,689,050
=========================================================================
                                                               12,183,100
=========================================================================

RAILROADS-1.85%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                  5,739,000      6,341,595
-------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              5,560,000      5,671,200
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
RAILROADS-(CONTINUED)

TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Yankee Deb., 11.75%, 06/15/09                $ 5,858,000   $  5,477,230
=========================================================================
                                                               17,490,025
=========================================================================

REAL ESTATE-1.18%

Host Marriott L.P.,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         300,000        295,500
-------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
    10/01/07                                     2,845,000      2,859,225
-------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes,
  9.50%, 01/15/07                                2,035,000      2,065,525
-------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  570,000        601,350
-------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                  5,320,000      4,362,400
-------------------------------------------------------------------------
RFS Partnership L.P., Sr. Unsec. Gtd. Global
  Notes, 9.75%, 03/01/12                           980,000        999,600
=========================================================================
                                                               11,183,600
=========================================================================

RESTAURANTS-0.09%

Perkins Family Restaurants, L.P.-Series B,
  Sr. Unsec. Notes, 10.13%, 12/15/07               970,000        873,000
=========================================================================

SEMICONDUCTORS-0.38%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08 (Acquired
  05/01/02-06/11/02; Cost $4,314,771)(a)         4,515,000      3,634,575
=========================================================================

SPECIALTY CHEMICALS-0.96%

Macdermid Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.13%, 07/15/11                           830,000        900,550
-------------------------------------------------------------------------
Millennium America, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.25%, 06/15/08             4,935,000      5,113,894
-------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                         4,485,000      3,027,375
=========================================================================
                                                                9,041,819
=========================================================================

SPECIALTY STORES-2.65%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08              7,655,000      8,114,300
-------------------------------------------------------------------------
CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                               3,100,000      3,301,500
-------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11            4,390,000      4,829,000
-------------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        2,160,000      2,062,800
-------------------------------------------------------------------------
United Rentals North America Inc.,
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                               4,085,000      4,064,575
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08
  (Acquired 12/17/02; Cost $2,629,920)(a)        2,710,000      2,696,450
=========================================================================
                                                               25,068,625
=========================================================================

TRUCKING-1.10%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.00%, 05/01/09            3,005,000      3,358,088
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
TRUCKING-(CONTINUED)

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Global Notes, 13.38%, 12/01/09          $ 6,825,000   $  6,995,625
=========================================================================
                                                               10,353,713
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.36%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(f)                         5,745,000        545,775
-------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                     2,725,000        545,000
-------------------------------------------------------------------------
American Tower Escrow Corp., Sr. Sub. Disc.
  Notes, 12.26%, 08/01/08 (Acquired 01/22/03;
  Cost $2,096,828)(a)(b)(f)(g)                   4,035,000      2,400,825
-------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(e)              4,865,000        267,575
-------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(e)                                    5,760,000        259,200
-------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                       10,020,000      1,853,700
-------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes,
  12.00%, 11/01/08                               9,705,000     10,141,725
-------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                       7,860,000      2,240,100
-------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                        5,105,000      3,190,625
-------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%, 07/15/08(e)           8,555,000      3,229,513
-------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(e)    1,490,000        521,500
-------------------------------------------------------------------------
Tritel PCS Inc.,
  Sr. Unsec. Gtd. Sub. Disc. Notes,
  12.75%, 05/15/09(e)                            2,690,000      2,595,850
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes, 10.38%,
    01/15/11                                     2,679,000      2,980,388
-------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd. Sub.
  Disc. Notes, 14.00%, 04/15/10(e)               7,980,000        518,700
-------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          4,580,000        480,900
=========================================================================
                                                               31,771,376
=========================================================================
    Total Bonds & Notes (Cost $1,006,027,567)                 883,908,598
=========================================================================

                                                 SHARES
WARRANTS & OTHER EQUITY INTERESTS-2.57%

BROADCASTING & CABLE TV-1.14%

Cablevision Systems New York Group
  Series H, 11.75% Pfd.                             35,680      3,478,800
-------------------------------------------------------------------------
  Series M, 11.13% PIK Pfd.                         69,120      6,808,320
-------------------------------------------------------------------------
Knology Inc.
  Series D, Conv. Pfd. (Acquired 11/07/02;
    Cost $0)(a)(b)(i)                              605,183        453,887
-------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98-
    02/01/00; Cost $270)(a)(b)(d)(h)                47,295              0
-------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Rts., expiring 02/14/03(d)(i)        6,593              0
=========================================================================
                                                               10,741,007
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(b)(h)                                  9,580   $      4,790
=========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost
  $0)(a)(b)(h)                                      13,500        138,375
=========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(b)(h)             20,195            202
-------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
    Cost $0)(a)(b)(h)                               20,195            202
-------------------------------------------------------------------------
Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(a)(b)(h)              2,025         21,263
=========================================================================
                                                                   21,667
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(h)                                            35              9
=========================================================================

RAILROADS-0.00%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(b)(h)             14,375         17,969
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(h)                              68,302          4,098
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.42%

Celcaribe S.A., Ordinary Trust Ctfs.
  (Acquired 05/17/94-01/23/97; Cost
  $0)(a)(b)(d)(i)                                2,276,400   $     22,764
-------------------------------------------------------------------------
Dobson Communications Corp.-12.25% PIK Pfd.         22,658     13,368,220
-------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(b)(h)             27,480             27
-------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(b)(h)                        5,880          1,470
-------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(b)(h)             13,320          3,330
-------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(b)(h)                       15,155            152
-------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(b)(h)             25,910          9,716
=========================================================================
                                                               13,405,679
=========================================================================
    Total Warrants and Other Equity Interests
      (Cost $29,599,237)                                       24,333,594
=========================================================================

MONEY MARKET FUNDS-2.82%

STIC Liquid Assets Portfolio(j)                 13,333,553     13,333,553
-------------------------------------------------------------------------
STIC Prime Portfolio(j)                         13,333,553     13,333,553
=========================================================================
    Total Money Market Funds (Cost
      $26,667,106)                                             26,667,106
=========================================================================
TOTAL INVESTMENTS-98.92% (Cost
  $1,062,293,910)                                             934,909,298
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.08%                            10,183,863
=========================================================================
NET ASSETS-100.00%                                           $945,093,161
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $135,056,624, which represented 14.29% of the Fund's net assets.
(b) Security considered to be illiquid. The aggregate market value of securities considered illiquid at 01/31/03 was $46,155,027, which represented 4.88% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Non-income producing security.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,062,293,910)                              $934,909,298
-----------------------------------------------------------
Receivables for:
  Investments sold                               19,349,196
-----------------------------------------------------------
  Fund shares sold                                2,253,462
-----------------------------------------------------------
  Dividends and interest                         22,248,268
-----------------------------------------------------------
Investment for deferred compensation plan            74,498
-----------------------------------------------------------
Other assets                                         52,118
===========================================================
     Total assets                               978,886,840
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          25,768,337
-----------------------------------------------------------
  Fund shares reacquired                          3,177,663
-----------------------------------------------------------
  Dividends                                       3,578,939
-----------------------------------------------------------
  Deferred compensation plan                         74,498
-----------------------------------------------------------
Accrued distribution fees                           538,783
-----------------------------------------------------------
Accrued trustees' fees                                1,083
-----------------------------------------------------------
Accrued transfer agent fees                         394,583
-----------------------------------------------------------
Accrued operating expenses                          259,793
===========================================================
     Total liabilities                           33,793,679
===========================================================
Net assets applicable to shares outstanding    $945,093,161
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $449,581,469
___________________________________________________________
===========================================================
Class B                                        $444,139,531
___________________________________________________________
===========================================================
Class C                                        $ 51,372,161
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         119,512,104
___________________________________________________________
===========================================================
Class B                                         117,727,154
___________________________________________________________
===========================================================
Class C                                          13,665,008
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       3.76
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $3.76 divided by
       95.25%)                                 $       3.95
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       3.77
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       3.76
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                       $  54,420,152
------------------------------------------------------------
Dividends                                          1,034,898
------------------------------------------------------------
Dividends from affiliated money market funds         358,153
============================================================
    Total investment income                       55,813,203
============================================================

EXPENSES:

Advisory fees                                      2,546,326
------------------------------------------------------------
Administrative services fees                         106,370
------------------------------------------------------------
Custodian fees                                        63,413
------------------------------------------------------------
Distribution fees -- Class A                         549,470
------------------------------------------------------------
Distribution fees -- Class B                       2,247,046
------------------------------------------------------------
Distribution fees -- Class C                         244,437
------------------------------------------------------------
Transfer agent fees                                1,436,424
------------------------------------------------------------
Trustees' fees                                         6,535
------------------------------------------------------------
Other                                                203,796
============================================================
    Total expenses                                 7,403,817
============================================================
Less: Fees waived                                     (2,389)
------------------------------------------------------------
    Expenses paid indirectly                         (35,777)
============================================================
    Net expenses                                   7,365,651
============================================================
Net investment income                             48,447,552
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (165,436,865)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                          185,290,851
============================================================
Net gain from investment securities               19,853,986
============================================================
Net increase in net assets resulting from
  operations                                   $  68,301,538
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the year ended July 31, 2002 (Unaudited)

                                                                JANUARY 31,         JULY 31,
                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    48,447,552    $   141,056,268
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (165,436,865)      (486,124,409)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    185,290,851        148,209,888
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    68,301,538       (196,858,253)
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (24,346,702)       (69,550,001)
------------------------------------------------------------------------------------------------
  Class B                                                         (23,269,658)       (71,741,714)
------------------------------------------------------------------------------------------------
  Class C                                                          (2,535,096)        (7,514,536)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          21,326,981       (111,693,259)
------------------------------------------------------------------------------------------------
  Class B                                                         (32,351,433)      (114,155,181)
------------------------------------------------------------------------------------------------
  Class C                                                             525,245        (13,464,843)
================================================================================================
    Net increase (decrease) in net assets                           7,650,875       (584,977,787)
================================================================================================

NET ASSETS:

  Beginning of period                                             937,442,286      1,522,420,073
================================================================================================
  End of period                                               $   945,093,161    $   937,442,286
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 2,978,470,026    $ 2,988,969,233
------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (14,129,350)       (12,425,446)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (1,891,862,903)    (1,726,426,038)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (127,384,612)      (312,675,463)
================================================================================================
                                                              $   945,093,161    $   937,442,286
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended January 31, 2003, AIM waived fees of $2,389.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $106,370 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $763,810 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, the Class A, Class B and Class C shares paid $549,470, $2,247,046 and $244,437, respectively.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2003, AIM Distributors retained $36,575 in front-end sales commissions from the sale of Class A shares and $18,627, $3,560 and $6,289 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended January 31, 2003, the Fund paid legal fees of $2,987 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,399 and reductions in custodian fees of $28,378 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $35,777.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
July 31, 2003                                 $    3,132,878
------------------------------------------------------------
July 31, 2006                                    115,531,161
------------------------------------------------------------
July 31, 2007                                    297,433,797
------------------------------------------------------------
July 31, 2008                                    297,100,942
------------------------------------------------------------
July 31, 2009                                    131,908,743
------------------------------------------------------------
July 31, 2010                                    469,417,120
============================================================
Total capital loss carryforward               $1,314,524,641
____________________________________________________________
============================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2003 was $348,573,483 and $374,889,657, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  33,879,933
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (162,993,819)
============================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(129,113,886)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,064,023,184.


NOTE 8--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Changes in shares outstanding during the six months ended January 31, 2003 and the year ended July 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2003                 JULY 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      57,332,671    $ 207,622,814     61,671,459    $ 274,866,210
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      12,801,289       46,208,170     28,855,909      131,251,628
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,547,860       16,547,589      7,361,669       32,891,393
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       3,933,527       14,353,816      9,782,026       43,420,316
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,934,200       10,732,400      7,389,848       32,867,780
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         399,034        1,456,498        918,849        4,077,812
==========================================================================================================================
Conversion of Class B to Class A shares:*
  Class A                                                       2,474,003        9,059,337             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,457,944)      (9,059,337)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (57,168,991)    (209,708,986)   (97,447,190)    (429,979,785)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,958,872)     (80,232,666)   (63,245,842)    (278,274,589)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,798,788)     (17,478,842)   (11,408,493)     (50,434,048)
==========================================================================================================================
                                                               (1,962,011)   $ (10,499,207)   (56,121,765)   $(239,313,283)
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Prior to the six months ended January 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS             YEAR ENDED          SEVEN MONTHS           YEAR ENDED
                                                 ENDED                JULY 31,              ENDED              DECEMBER 31,
                                              JANUARY 31,       ---------------------      JULY 31,      ------------------------
                                                 2003             2002         2001          2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   3.70         $   4.92     $   7.00     $     8.07     $     8.77    $    10.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.20             0.49(a)      0.68           0.47           0.85          0.92
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.06            (1.19)       (2.03)         (1.03)         (0.66)        (1.40)
=================================================================================================================================
    Total from investment operations               0.26            (0.70)       (1.35)         (0.56)          0.19         (0.48)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.20)           (0.52)       (0.69)         (0.49)         (0.87)        (0.91)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                 --               --        (0.03)         (0.02)         (0.02)           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment
    income                                           --               --        (0.01)            --             --            --
=================================================================================================================================
    Total distributions                           (0.20)           (0.52)       (0.73)         (0.51)         (0.89)        (0.91)
=================================================================================================================================
Net asset value, end of period                 $   3.76         $   3.70     $   4.92     $     7.00     $     8.07    $     8.77
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    7.44%          (15.36)%     (19.98)%        (7.12)%         2.21%        (5.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $449,581         $417,974     $683,845     $1,056,453     $1,364,502    $1,670,863
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.18%(c)         1.07%        0.99%          0.93%(d)       0.92%         0.85%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      10.73%(c)        11.15%(a)    11.98%         10.79%(d)      10.06%         9.45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           40%              59%          55%            23%            79%           76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $435,992,654.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS             YEAR ENDED          SEVEN MONTHS           YEAR ENDED
                                                 ENDED                JULY 31,              ENDED              DECEMBER 31,
                                              JANUARY 31,       ---------------------      JULY 31,      ------------------------
                                                 2003             2002         2001          2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   3.71         $   4.93     $   7.01     $     8.07     $     8.76    $    10.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.18             0.45(a)      0.64           0.44           0.79          0.84
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.07            (1.18)       (2.03)         (1.03)         (0.66)        (1.40)
=================================================================================================================================
    Total from investment operations               0.25            (0.73)       (1.39)         (0.59)          0.13         (0.56)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.19)           (0.49)       (0.65)         (0.45)         (0.80)        (0.84)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                 --               --        (0.03)         (0.02)         (0.02)           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment
    income                                           --               --        (0.01)            --             --            --
=================================================================================================================================
    Total distributions                           (0.19)           (0.49)       (0.69)         (0.47)         (0.82)        (0.84)
=================================================================================================================================
Net asset value, end of period                 $   3.77         $   3.71     $   4.93     $     7.01     $     8.07    $     8.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    7.02%          (15.99)%     (20.60)%        (7.49)%         1.46%        (5.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $444,140         $469,408     $756,704     $1,206,737     $1,559,864    $1,820,899
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.93%(c)         1.82%        1.75%          1.69%(d)       1.68%         1.61%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       9.98%(c)        10.40%(a)    11.22%         10.03%(d)       9.30%         8.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           40%              59%          55%            23%            79%           76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $445,745,533.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED         SEVEN MONTHS         YEAR ENDED
                                                       ENDED               JULY 31,             ENDED            DECEMBER 31,
                                                    JANUARY 31,       -------------------      JULY 31,      --------------------
                                                       2003            2002        2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  3.70         $  4.92     $  6.99      $   8.05      $   8.74    $  10.14
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.18            0.45(a)     0.65          0.44          0.78        0.82(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.07           (1.18)      (2.03)        (1.03)        (0.65)      (1.38)
=================================================================================================================================
    Total from investment operations                     0.25           (0.73)      (1.38)        (0.59)         0.13       (0.56)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.19)          (0.49)      (0.65)        (0.45)        (0.80)      (0.84)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                       --              --       (0.03)        (0.02)        (0.02)         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income         --              --       (0.01)           --            --          --
=================================================================================================================================
    Total distributions                                 (0.19)          (0.49)      (0.69)        (0.47)        (0.82)      (0.84)
=================================================================================================================================
Net asset value, end of period                        $  3.76         $  3.70     $  4.92      $   6.99      $   8.05    $   8.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          7.04%         (16.02)%    (20.52)%       (7.51)%        1.46%      (5.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $51,372         $50,060     $81,871      $110,297      $129,675    $113,246
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.93%(d)        1.82%       1.75%         1.69%(e)      1.68%       1.61%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 9.98%(d)       10.40%(a)   11.22%        10.03%(e)      9.30%       8.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 40%             59%         55%           23%           79%         76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $48,488,832.
(e)  Annualized.
(f)  Not annualized for period less than one year.

NOTE 10--SUBSEQUENT EVENT


The Board of Trustees unanimously approved, on February 6, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM High Yield Fund II ("High Yield Fund II"), a series of AIM Investment Securities Funds ("AIS"), would transfer substantially all of its assets to AIM High Yield Fund ("High Yield Fund"), a series of AIS. As a result of the transaction, shareholders of High Yield Fund II would receive shares of High Yield Fund in exchange for their shares of High Yield Fund II, and High Yield II Fund would cease operations.

  The Plan requires approval of High Yield Fund II shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on June 4, 2003. If the Plan is approved by shareholders of High Yield Fund II and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-74.70%

ADVERTISING-0.71%

Interpublic Group of Cos., Inc. (The), Unsec.
  Sub. Conv. Disc. Notes, 1.87%, 06/01/06(a)   $4,900,000   $  3,797,500
========================================================================

AEROSPACE & DEFENSE-0.73%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06                        1,800,000      2,025,486
------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07            1,700,000      1,860,327
========================================================================
                                                               3,885,813
========================================================================

AGRICULTURAL PRODUCTS-0.36%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                         1,750,000      1,904,227
========================================================================

APPAREL RETAIL-0.38%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                              1,377,000      1,438,965
------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Notes, 9.90%,
  12/15/05                                        565,000        610,200
========================================================================
                                                               2,049,165
========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(c)                                1,325,000              0
========================================================================

AUTOMOBILE MANUFACTURERS-1.08%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       1,500,000      1,512,690
------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                      4,000,000      4,273,000
========================================================================
                                                               5,785,690
========================================================================

BANKS-9.95%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Global Notes, 3.25%, 07/29/05   1,700,000      1,742,075
------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                        1,950,000      2,184,253
------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                               2,500,000      2,892,825
------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Euro
  Notes, 1.63%, 05/14/03                        4,000,000      3,400,428
------------------------------------------------------------------------
BB&T Corp., RAPS, Sub. Notes, 6.38%, 06/30/05   1,930,000      2,090,132
------------------------------------------------------------------------
Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        250,000        282,687
------------------------------------------------------------------------
Citicorp,
  Jr. Unsec. Sub. Notes, 6.38%, 01/15/06        1,500,000      1,618,080
------------------------------------------------------------------------
  Sub. Global Notes, 6.75%, 08/15/05            2,900,000      3,190,435
------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $912,441)(d)(e)                                 850,000        910,027
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BANKS-(CONTINUED)

Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $3,182,910)(d)(e)                            $3,000,000   $  3,040,110
------------------------------------------------------------------------
European Investment Bank (Luxembourg), Global
  Notes, 4.63%, 03/01/07                        1,000,000      1,064,520
------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                              1,760,000      2,109,659
------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05        1,600,000      1,655,280
------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom), Unsec. Sub.
  Floating Rate Euro Notes, 1.69%,
  06/29/49(f)                                   1,350,000      1,086,022
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                         2,500,000      3,164,625
------------------------------------------------------------------------
Santander Financial Issuances (Spain), Unsec.
  Gtd. Sub. Yankee Notes, 7.00%, 04/01/06         900,000        978,210
------------------------------------------------------------------------
St. Paul Bancorp. Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                        1,500,000      1,571,175
------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                        1,750,000      2,082,500
------------------------------------------------------------------------
U.S. Bank N.A., Sub. Global Notes, 6.30%,
  02/04/14                                      3,000,000      3,346,980
------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub.
  Notes, 6.50%, 03/15/08                        2,650,000      2,951,437
------------------------------------------------------------------------
Wachovia Corp.,
  Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                 660,000        725,485
------------------------------------------------------------------------
  7.50%, 04/15/05                               5,000,000      6,075,600
------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.80%, 06/01/05            1,850,000      2,035,055
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                        2,500,000      2,955,750
========================================================================
                                                              53,153,350
========================================================================

BREWERS-0.36%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                               1,705,000      1,908,628
========================================================================

BROADCASTING & CABLE TV-9.38%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(b)                    2,350,000      1,051,625
------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes, 7.30%,
  10/15/06                                      3,000,000      3,086,670
------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes, 10.75%, 10/01/09             995,000        487,550
------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                 1,135,000      1,348,732
------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 01/15/15                        2,100,000      2,103,213
------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (United
  Kingdom), Sr. Unsec. Yankee Disc. Deb.,
  11.20%, 11/15/07(a)                             500,000        362,500
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/18             $1,000,000   $    910,000
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                               5,760,000      5,457,600
------------------------------------------------------------------------
  7.88%, 12/15/07                               6,680,000      6,513,000
------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                               1,000,000      1,063,910
------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 01/06/98; Cost
  $1,928,480)(e)                                1,123,000        676,607
------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                        5,000,000      5,237,500
------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05            1,500,000      1,623,872
------------------------------------------------------------------------
  Sr. Notes, 8.65%, 09/15/04                    2,060,000      2,206,775
------------------------------------------------------------------------
  Sr. Unsec. Deb.,
  7.88%, 02/15/26                               1,100,000      1,142,856
------------------------------------------------------------------------
  8.75%, 08/01/15                               4,750,000      5,571,418
------------------------------------------------------------------------
Time Warner Inc.,
  Unsec. Deb., 9.15%, 02/01/23                  5,800,000      6,725,100
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                 1,200,000      1,280,004
------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                        2,825,000      3,275,192
========================================================================
                                                              50,124,124
========================================================================

CASINOS & GAMBLING-0.65%

Boyd Gaming Corp., Sr. Unsec. Sub. Global
  Notes, 8.75%, 04/15/12                        1,175,000      1,233,750
------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12              1,500,000      1,552,500
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Global Notes, 7.50%, 09/01/09                   665,000        681,625
========================================================================
                                                               3,467,875
========================================================================

COMPUTER HARDWARE-0.37%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(b)(c)(d)(e)                       2,000,000        106,000
------------------------------------------------------------------------
International Business Machines Corp., Deb.,
  8.38%, 11/01/19                               1,500,000      1,895,040
========================================================================
                                                               2,001,040
========================================================================

CONSTRUCTION MATERIALS-0.26%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                       1,600,000      1,368,000
========================================================================

CONSUMER FINANCE-4.86%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                        4,068,000      4,567,794
------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                 1,000,000      1,117,190
------------------------------------------------------------------------
Countrywide Home Loans, Inc.
  Series K, Medium Term
  Global Notes, 3.50%, 12/19/05                   900,000        907,569
------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 6.85%, 06/15/04       750,000        793,073
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Global Notes, 7.88%, 06/15/10                $2,000,000   $  1,991,100
------------------------------------------------------------------------
  Unsec. Floating Rate Notes, 1.60%,
    03/17/03(g)                                 1,500,000      1,497,631
------------------------------------------------------------------------
  Unsec. Global Notes,
  6.88%, 02/01/06                               1,800,000      1,816,416
------------------------------------------------------------------------
  7.38%, 10/28/09                               1,600,000      1,571,024
------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds,
  6.15%, 04/05/07                               3,000,000      3,050,250
------------------------------------------------------------------------
  6.85%, 06/17/04                               1,760,000      1,840,872
------------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05            2,200,000      2,235,442
------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            975,000      1,028,781
------------------------------------------------------------------------
Household Finance Corp.,
  Sr. Unsec. Global Notes,
  6.50%, 01/24/06                               1,000,000      1,074,090
------------------------------------------------------------------------
  8.00%, 05/09/05                               2,235,000      2,449,985
========================================================================
                                                              25,941,217
========================================================================

DISTILLERS & VINTNERS-0.59%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12       1,000,000      1,012,500
------------------------------------------------------------------------
Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                               1,750,000      2,128,560
========================================================================
                                                               3,141,060
========================================================================

DIVERSIFIED CHEMICALS-0.12%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                                680,000        622,200
========================================================================

DIVERSIFIED FINANCIAL SERVICES-10.60%

American General Finance Corp., Sr. Notes,
  6.75%, 11/15/04                               1,370,000      1,470,353
------------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $1,594,992)(d)(e)                             1,600,000      1,595,712
------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $998,420)(d)(e)                               1,000,000        998,820
------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  Notes, 5.80%, 04/20/04                        1,100,000      1,152,844
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                      3,250,000      4,937,888
------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.60%, 11/25/03(h)                            1,000,000      1,000,630
------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04               600,000        636,804
------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                               3,000,000      3,337,530
------------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 6.63%,
  06/15/32                                      3,400,000      3,748,126
------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02; Cost
  $4,177,488)(d)(e)                             3,835,000      4,576,421
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

General Electric Capital Corp.
  Series A, Medium Term Global Notes,
  5.00%, 06/15/07                              $1,000,000   $  1,057,260
------------------------------------------------------------------------
  6.80%, 11/01/05                                 500,000        555,060
------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Global Notes, 6.38%, 03/15/06      2,985,000      3,267,500
------------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09          1,500,000      1,743,840
------------------------------------------------------------------------
John Hancock Funds, Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $1,687,104)(d)(e)    1,600,000      1,707,648
------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $1,699,065)(d)(e)                             1,700,000      1,764,668
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.
  Series E, Medium Term Disc. Notes, 9.94%,
  02/10/28(i)                                   8,700,000      1,238,097
------------------------------------------------------------------------
  Sr. Notes, 8.75%, 03/15/05                      700,000        786,310
------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        500,000        590,835
------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06   1,538,000      1,661,686
------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 5.75%, 04/15/03                        9,800,000      9,849,490
------------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $1,801,163)(d)(e)                             1,605,257      1,855,805
------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                        2,325,000      2,602,396
------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                      1,300,000      1,552,798
------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                      1,300,000      1,331,668
------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          900,000      1,015,587
------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                 525,000        568,717
========================================================================
                                                              56,604,493
========================================================================

DIVERSIFIED METALS & MINING-0.70%

Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                               3,500,000      3,751,440
========================================================================

ELECTRIC UTILITIES-7.80%

AES Corp. (The), Sec. Notes, 10.00%, 07/15/05
  (Acquired 12/13/02; Cost $1,789,016)(e)       1,898,000      1,888,510
------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                      1,680,000        798,000
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08         1,700,000      1,855,635
------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32       1,100,000      1,074,271
------------------------------------------------------------------------
El Paso Electric Co.-Series E, Sr. Sec. First
  Mortgage Bonds, 9.40%, 05/01/11               3,000,000      3,131,010
------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Euro Notes, 1.94%, 09/29/49              2,500,000      2,216,903
------------------------------------------------------------------------
  Gtd. Yankee Bonds, 9.40%, 02/01/21(j)         2,000,000      2,842,720
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Kincaid Generation LLC, Sr. Sec. Bonds,
  7.33%, 06/15/20 (Acquired 04/30/98; Cost
  $1,887,026)(d)(e)                            $1,856,765   $  1,756,091
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       1,130,000        310,750
------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Notes, 7.75%, 05/15/06(j)      4,300,000      4,883,209
------------------------------------------------------------------------
  Series H, Sr. Unsec. Notes, 8.50%, 07/01/10   6,700,000      6,739,262
------------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05          1,200,000      1,232,628
------------------------------------------------------------------------
RGS (I&M) Funding Corp.-Series F, Sec. Lease
  Obligation Bonds, 9.82%, 12/07/22             4,962,416      5,128,260
------------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 9.00%, 07/15/06               1,550,000      1,700,769
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                               4,800,000      4,598,880
------------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                        1,500,000      1,519,215
========================================================================
                                                              41,676,113
========================================================================

ENVIRONMENTAL SERVICES-0.45%

Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                               2,570,000      2,377,250
========================================================================

FOOD DISTRIBUTORS-0.19%

Roundy's, Inc.-Series B, Sr. Sub. Notes,
  8.88%, 06/15/12 (Acquired 12/12/02; Cost
  $1,039,775)(e)                                1,045,000      1,024,131
========================================================================

FOREST PRODUCTS-0.12%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                 635,000        660,400
========================================================================

GAS UTILITIES-0.71%

Kinder Morgan, Inc., Sr. Notes, 6.80%,
  03/01/08                                      2,725,000      2,951,175
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                               1,000,000        845,000
========================================================================
                                                               3,796,175
========================================================================

GENERAL MERCHANDISE STORES-0.21%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                      1,000,000      1,128,710
========================================================================

HEALTH CARE FACILITIES-0.36%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09           1,820,000      1,929,200
========================================================================

HOMEBUILDING-0.55%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                  1,750,000      1,916,250
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                 1,150,000      1,040,750
========================================================================
                                                               2,957,000
========================================================================

INDUSTRIAL MACHINERY-0.23%

Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $1,174,401)(d)(e)              1,175,000      1,235,583
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-2.90%

Conoco Inc., Sr. Unsec. Global Notes, 5.90%,
  04/15/04                                     $1,025,000   $  1,074,672
------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06      3,000,000      3,303,000
------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                 2,645,000      2,906,614
------------------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/04             4,375,000      5,714,056
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.50%, 04/01/05                                 400,000        430,424
------------------------------------------------------------------------
  7.38%, 11/15/08                               1,800,000      2,074,140
========================================================================
                                                              15,502,906
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.07%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    700,000        760,214
------------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04            1,065,000      1,045,031
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  5.70%, 11/15/03                               2,500,000      2,490,625
------------------------------------------------------------------------
  6.00%, 01/15/07                               1,300,000      1,184,625
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Global Notes,
  6.13%, 11/15/08                               2,500,000      2,178,125
------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19             2,500,000      2,334,375
------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                        1,000,000      1,045,010
========================================================================
                                                              11,038,005
========================================================================

LEISURE FACILITIES-0.08%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                        430,000        424,625
========================================================================

LIFE & HEALTH INSURANCE-0.78%

Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                      1,000,000        955,000
------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        835,000        956,543
------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $654,311)(d)(e)                                 700,000        756,539
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23         1,325,000      1,480,476
========================================================================
                                                               4,148,558
========================================================================

MOVIES & ENTERTAINMENT-0.19%

AOL Time Warner Inc., Sr. Gtd. Unsub. Global
  Notes, 6.13%, 04/15/06                          585,000        607,388
------------------------------------------------------------------------
Walt Disney Co. (The), Medium Term Notes,
  5.25%, 11/10/03                                 400,000        409,600
========================================================================
                                                               1,016,988
========================================================================

OIL & GAS DRILLING-0.90%

Transocean Inc., Unsec. Notes, 6.95%,
  04/15/08                                      4,300,000      4,811,399
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-0.79%

National-Oilwell, Inc.-Series B, Sr. Unsec.
  Notes, 6.50%, 03/15/11                       $4,000,000   $  4,221,560
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.73%

Amerada Hess Corp.,
  Unsec. Notes,
  5.30%, 08/15/04                               1,050,000      1,095,381
------------------------------------------------------------------------
  7.30%, 08/15/31                               1,000,000      1,055,920
------------------------------------------------------------------------
Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                         1,200,000      1,438,932
------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                      1,400,000      1,640,002
------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01-
  07/31/02; Cost $3,220,956)(d)(e)              3,200,000      3,579,936
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                        1,250,000      1,315,625
------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        795,000        951,392
------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Global Deb., 7.88%, 09/30/31                  2,155,000      2,558,524
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                        3,500,000      3,921,855
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        5,500,000      5,912,500
------------------------------------------------------------------------
Noble Energy, Inc.,
  Sr. Unsec. Deb., 7.25%, 08/01/97              3,000,000      2,747,280
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 04/01/27             2,800,000      3,169,796
------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                        1,050,000      1,195,572
========================================================================
                                                              30,582,715
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.50%

Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                      2,500,000      2,859,375
------------------------------------------------------------------------
  Series P, Sr. Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                        3,100,000      3,589,490
------------------------------------------------------------------------
Premco Refining Group Inc. (The), Sr. Notes,
  9.25%, 02/01/10 (Acquired 01/28/03; Cost
  $1,560,000)(d)(e)                             1,560,000      1,571,700
========================================================================
                                                               8,020,565
========================================================================

PACKAGED FOODS & MEATS-0.12%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  7.25%, 05/01/09                                 640,000        622,400
========================================================================

PHARMACEUTICALS-0.48%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                      2,200,000      2,580,556
========================================================================

PROPERTY & CASUALTY INSURANCE-0.35%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $2,246,558)(d)(e)                             1,680,000      1,858,920
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

PUBLISHING-1.48%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  8.00%, 10/17/16                              $5,000,000   $  5,703,200
------------------------------------------------------------------------
News America Inc., Putable Deb., 6.75%,
  01/09/10                                      1,100,000      1,136,113
------------------------------------------------------------------------
Tribune Co., Putable Notes, 6.61%, 09/15/04     1,000,000      1,069,600
========================================================================
                                                               7,908,913
========================================================================

RAILROADS-1.74%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                      7,250,000      7,993,270
------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             1,300,000      1,326,000
========================================================================
                                                               9,319,270
========================================================================

REAL ESTATE-2.45%

EOP Operating L.P.,
  Sr. Unsec. Notes,
  6.50%, 06/15/04                               1,805,000      1,880,442
------------------------------------------------------------------------
  7.25%, 02/15/18                                 600,000        653,664
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              600,000        642,150
------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                   800,000        827,216
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                               3,500,000      3,649,800
------------------------------------------------------------------------
Host Marriott L.P.
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                        920,000        906,200
------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                      1,500,000      1,522,500
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 755,000        796,525
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                               2,000,000      2,196,280
========================================================================
                                                              13,074,777
========================================================================

SOVEREIGN DEBT-0.70%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                        1,100,000      1,138,863
------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Global
  Bonds, 5.80%, 10/25/32                        1,000,000      1,034,120
------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes, 6.38%, 01/16/13     1,600,000      1,564,000
========================================================================
                                                               3,736,983
========================================================================

SPECIALTY STORES-0.43%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                                990,000      1,054,350
------------------------------------------------------------------------
United Rentals North America Inc., Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                  1,240,000      1,233,800
========================================================================
                                                               2,288,150
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.29%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31          1,500,000      1,550,625
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $392,559,311)                              398,998,299
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-9.28%

CANADA-0.82%

Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services), Unsec. Deb.,
  6.55%, 06/02/08                     CAD       2,250,000   $  1,555,817
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                     CAD       3,300,000      2,152,929
------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V, Unsec. Deb., 6.45%, 12/18/06         CAD   1,000,000        689,483
========================================================================
                                                               4,398,229
========================================================================

GERMANY-5.18%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 2002, Euro Bonds, 5.00%, 07/04/12EUR   9,700,000     11,208,420
------------------------------------------------------------------------
Eurohypo AG (Banks)-Series 2212, Sec. Euro
  Bonds, 4.50%, 01/21/13               EUR      8,000,000      8,731,591
------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks),
  Sr. Unsec. Gtd. Unsub. Global Notes, 3.50%,
  11/15/05                     EUR              3,600,000      3,941,618
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes.,
  5.25%, 07/04/12                     EUR       3,250,000      3,796,323
========================================================================
                                                              27,677,952
========================================================================

LUXEMBOURG-0.79%

International Bank for Reconstruction &
  Development (Banks), Sr. Unsec. Global
  Notes, 5.61%, 08/20/07(i)               NZD  10,000,000      4,196,728
========================================================================

NETHERLANDS-0.42%

Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd. Medium Term Euro
  Notes, 6.58%, 07/30/09 EUR                    2,050,000      2,231,450
========================================================================

UNITED KINGDOM-2.07%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV), Sr. Unsec. Gtd.
  Unsub. Euro Bonds, 7.75%, 07/09/09     GBP    1,750,000      2,976,385
------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22        GBP                           1,885,780      3,423,243
------------------------------------------------------------------------
United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           GBP   2,475,000      4,646,908
========================================================================
                                                              11,046,536
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $45,451,019)                                49,550,895
========================================================================

                                                 SHARES
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-1.03%

BROADCASTING & CABLE TV-0.01%

Knology Inc.
  Wts., expiring 10/22/07 (Acquired 03/12/98;
  Cost $0)(c)(d)(l)                                 4,100              0
------------------------------------------------------------------------
  Series D, Conv. Pfd. (Acquired 11/07/02;
  Cost $0)(d)(e)(l)                                63,537         47,653
========================================================================
                                                                  47,653
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-0.22%

Cendant Corp.(m)                                  105,409   $  1,167,931
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(d)(e)(l)             2,885             29
------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(d)(e)(l)                                 2,885             29
========================================================================
                                                                      58
========================================================================

RAILROADS-0.00%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(d)(e)(l)             1,300          1,625
========================================================================

REAL ESTATE-0.62%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $3,500,000)(d)(e)        3,150      3,307,500
========================================================================

SYSTEMS SOFTWARE-0.18%

Microsoft Corp.                                    20,291        963,011
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(d)(e)(l)                       1,775             18
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $8,020,114)                       5,487,796
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-6.34%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.14%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32                  $  321,666   $    340,945
------------------------------------------------------------------------
  6.00%, 04/01/17 to 06/01/17                     949,125        992,016
------------------------------------------------------------------------
  6.50%, 04/01/17 to 08/01/32                   3,330,564      3,475,938
------------------------------------------------------------------------
  7.50%, 06/01/30                                  77,674         82,868
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 02/01/33(n)                            1,150,000      1,190,398
========================================================================
                                                               6,082,165
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.48%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                   2,680,121      2,854,103
------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                   2,525,475      2,665,100
------------------------------------------------------------------------
  6.50%, 09/01/16 to 11/01/31                   2,573,596      2,697,056
------------------------------------------------------------------------
  6.00%, 07/01/17                                 417,019        436,460
------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32                   2,521,570      2,723,258
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 02/01/33(n)                            1,693,000      1,752,644
------------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                               2,500,000      2,660,625
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Sub. Notes,
  4.75%, 01/02/07                              $1,500,000   $  1,580,670
------------------------------------------------------------------------
  6.25%, 02/01/11                               3,625,000      4,011,135
------------------------------------------------------------------------
  5.25%, 08/01/12                               2,500,000      2,580,825
========================================================================
                                                              23,961,876
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.72%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32                   1,053,151      1,134,675
------------------------------------------------------------------------
  8.50%, 11/15/24                                 435,664        479,121
------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                   1,202,396      1,263,561
------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                     369,415        392,415
------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     552,811        576,048
========================================================================
                                                               3,845,820
========================================================================
    Total U.S. Government Agency Securities
      (Cost $32,866,994)                                      33,889,861
========================================================================

U.S. TREASURY SECURITIES-3.12%

U.S. TREASURY NOTES-1.70%

3.25%, 12/31/03 to 08/15/07                     2,145,000      2,182,826
------------------------------------------------------------------------
2.88%, 06/30/04                                 4,150,000      4,232,336
------------------------------------------------------------------------
4.63%, 05/15/06                                 1,425,000      1,526,303
------------------------------------------------------------------------
3.50%, 11/15/06                                   300,000        309,798
------------------------------------------------------------------------
6.13%, 08/15/07                                   750,000        853,710
========================================================================
                                                               9,104,973
========================================================================

U.S. TREASURY BONDS-1.42%

7.25%, 05/15/16                                 2,900,000      3,679,375
------------------------------------------------------------------------
7.50%, 11/15/16                                 1,750,000      2,268,157
------------------------------------------------------------------------
6.25%, 08/15/23                                 1,400,000      1,629,908
========================================================================
                                                               7,577,440
========================================================================
    Total U.S. Treasury Securities (Cost
      $16,658,680)                                            16,682,413
========================================================================

ASSET-BACKED SECURITIES-4.65%

AIRLINES-2.28%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $3,000,000)(d)(e)                             2,924,118        453,238
------------------------------------------------------------------------
Continental Airlines, Inc.
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                        1,613,306      1,423,742
------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                1,257,120      1,128,266
------------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                      2,886,122      2,571,188
------------------------------------------------------------------------
Delta Air Lines, Inc.-Series 93A2, Equipment
  Trust Ctfs., 10.50%, 04/30/16                 5,000,000      3,268,750
------------------------------------------------------------------------
United Air Lines, Inc.-Series 2000-1, Class
  A-2, Pass Through Ctfs., 7.73%, 07/01/10      4,100,000      3,331,250
========================================================================
                                                              12,176,434
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES-2.06%

Citicorp Lease
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-06/19/02; Cost $2,768,495)(d)(e)    $2,470,661   $  2,703,792
------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $3,603,676)(d)(e)     3,600,000      4,161,096
------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Global Notes, 6.00%,
  05/15/06                                      1,800,000      1,950,084
------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $2,097,228)(d)(e)                        2,100,000      2,185,115
========================================================================
                                                              11,000,087
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

ELECTRIC UTILITIES-0.31%

Beaver Valley II Funding Corp., Sec. Lease
  Obligation Bonds, 9.00%, 06/01/17            $1,500,000   $  1,650,585
========================================================================
    Total Asset-Backed Securities (Cost
      $29,053,246)                                            24,827,106
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

MONEY MARKET FUNDS-0.90%

STIC Liquid Assets Portfolio(o)                 2,405,660   $  2,405,660
------------------------------------------------------------------------
STIC Prime Portfolio(o)                         2,405,660      2,405,660
========================================================================
    Total Money Market Funds (Cost
      $4,811,320)                                              4,811,320
========================================================================
TOTAL INVESTMENTS-100.02% (Cost $529,420,684)                534,247,690
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                           (111,949)
========================================================================
NET ASSETS-100.00%                                          $534,135,741
________________________________________________________________________
========================================================================

Investment Abbreviations:

CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
NZD     - New Zealand Dollar
Pfd.    - Preferred
RAPS    - Redeemable and Putable Securities
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of securities considered illiquid at 01/31/03 was $40,174,075 which represented 7.52% of the Fund's net assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $41,874,813, which represented 7.84% of the Fund's net assets.
(f) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/03.
(g) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/03.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 01/31/03.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(k) Foreign denominated security. Par value is denominated in currency indicated.
(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(m) Non-income producing security.
(n) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(o) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $529,420,684)                                $534,247,690
-----------------------------------------------------------
Foreign currencies, at value (cost $156,081)        157,638
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,372,601
-----------------------------------------------------------
  Fund shares sold                                1,380,166
-----------------------------------------------------------
  Dividends and interest                          9,207,407
-----------------------------------------------------------
Investment for deferred compensation plan            54,895
-----------------------------------------------------------
Other assets                                         40,434
===========================================================
     Total assets                               547,460,831
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           9,939,803
-----------------------------------------------------------
  Fund shares reacquired                          2,194,400
-----------------------------------------------------------
  Dividends                                         574,900
-----------------------------------------------------------
  Deferred compensation plan                         54,895
-----------------------------------------------------------
Accrued distribution fees                           285,315
-----------------------------------------------------------
Accrued trustees' fees                                1,055
-----------------------------------------------------------
Accrued transfer agent fees                         168,681
-----------------------------------------------------------
Accrued operating expenses                          106,041
===========================================================
     Total liabilities                           13,325,090
===========================================================
Net assets applicable to shares outstanding    $534,135,741
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $283,759,064
___________________________________________________________
===========================================================
Class B                                        $212,723,398
___________________________________________________________
===========================================================
Class C                                        $ 36,565,670
___________________________________________________________
===========================================================
Class R                                        $  1,087,609
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          44,044,808
___________________________________________________________
===========================================================
Class B                                          32,972,431
___________________________________________________________
===========================================================
Class C                                           5,681,106
___________________________________________________________
===========================================================
Class R                                             168,753
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.44
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $6.44 divided by
       95.25%)                                 $       6.76
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       6.45
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       6.44
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $       6.44
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS

For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                        $17,766,407
-----------------------------------------------------------
Dividends                                           165,375
-----------------------------------------------------------
Dividends from affiliated money market funds         70,320
===========================================================
    Total investment income                      18,002,102
===========================================================

EXPENSES:

Advisory fees                                     1,163,382
-----------------------------------------------------------
Administrative services fees                         69,995
-----------------------------------------------------------
Custodian fees                                       45,978
-----------------------------------------------------------
Distribution fees -- Class A                        352,658
-----------------------------------------------------------
Distribution fees -- Class B                      1,080,036
-----------------------------------------------------------
Distribution fees -- Class C                        184,406
-----------------------------------------------------------
Distribution fees -- Class R                            368
-----------------------------------------------------------
Transfer agent fees                                 680,812
-----------------------------------------------------------
Trustees' fees                                        5,934
-----------------------------------------------------------
Other                                               139,847
===========================================================
    Total expenses                                3,723,416
===========================================================
Less: Fees waived                                      (719)
-----------------------------------------------------------
    Expenses paid indirectly                         (5,645)
===========================================================
    Net expenses                                  3,717,052
===========================================================
Net investment income                            14,285,050
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (7,647,601)
-----------------------------------------------------------
  Foreign currencies                                (12,672)
===========================================================
                                                 (7,660,273)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          29,105,153
-----------------------------------------------------------
  Foreign currencies                                 11,461
-----------------------------------------------------------
  Foreign currency contracts                        (23,106)
===========================================================
                                                 29,093,508
===========================================================
Net gain from investment securities, foreign
  currencies and foreign currency contracts      21,433,235
===========================================================
Net increase in net assets resulting from
  operations                                    $35,718,285
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the year ended July 31, 2002 (Unaudited)

                                                               JANUARY 31,       JULY 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 14,285,050     $  37,242,079
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (7,660,273)      (55,544,970)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                          29,093,508        (7,100,770)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 35,718,285       (25,403,661)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (8,817,880)      (20,406,662)
--------------------------------------------------------------------------------------------
  Class B                                                       (5,935,761)      (13,291,002)
--------------------------------------------------------------------------------------------
  Class C                                                       (1,015,980)       (2,453,982)
--------------------------------------------------------------------------------------------
  Class R                                                           (4,063)              (74)
--------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                               --          (994,212)
--------------------------------------------------------------------------------------------
  Class B                                                               --          (736,149)
--------------------------------------------------------------------------------------------
  Class C                                                               --          (134,853)
--------------------------------------------------------------------------------------------
  Class R                                                               --               (32)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (8,629,062)      (31,273,225)
--------------------------------------------------------------------------------------------
  Class B                                                      (12,134,972)        4,755,275
--------------------------------------------------------------------------------------------
  Class C                                                       (2,573,909)       (1,919,177)
--------------------------------------------------------------------------------------------
  Class R                                                        1,074,542            10,118
============================================================================================
    Net increase (decrease) in net assets                       (2,318,800)      (91,847,636)
============================================================================================

NET ASSETS:

  Beginning of period                                          536,454,541       628,302,177
============================================================================================
  End of period                                               $534,135,741     $ 536,454,541
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $677,484,184     $ 699,747,585
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           (3,023,221)       (1,534,587)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                 (145,200,605)     (137,540,332)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    4,875,383       (24,218,125)
============================================================================================
                                                              $534,135,741     $ 536,454,541
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended January 31, 2003, AIM waived fees of $719.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $69,995 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $349,263 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, the Class A, Class B, Class C and Class R shares paid $352,658, $1,080,036, $184,406 and $368, respectively.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2003, AIM Distributors retained $36,623 in front-end sales commissions from the sale of Class A shares and $4,275, $3,081 and $5,325 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended January 31, 2003, the Fund paid legal fees of $2,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,192 and reductions in custodian fees of $1,453 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,645.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2006                                 $ 1,419,489
----------------------------------------------------------
July 31, 2007                                  13,740,010
----------------------------------------------------------
July 31, 2008                                  26,912,929
----------------------------------------------------------
July 31, 2009                                   2,702,340
----------------------------------------------------------
July 31, 2010                                  48,306,201
==========================================================
Total capital loss carryforward               $93,080,969
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2003 was $285,700,694 and $293,187,057, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 23,534,248
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (20,339,599)
===========================================================
Net unrealized appreciation of investment
  securities                                   $  3,194,649
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $531,053,041.

NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Changes in shares outstanding during the six months ended January 31, 2003 and the year ended July 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                      JANUARY 31,                       JULY 31,
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      14,858,231    $  93,950,282     19,535,050    $ 129,985,397
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,033,223       19,133,307     10,824,126       72,286,011
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,207,940        7,626,756      2,329,978       15,549,708
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        166,577        1,070,515          1,531           10,012
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,092,871        6,913,825      2,547,835       16,937,345
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         671,831        4,255,072      1,516,843       10,088,147
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         122,534          774,786        294,792        1,957,101
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            628            4,027             17              106
==========================================================================================================================
Conversion of Class B shares to Class A shares:**
  Class A                                                         380,568        2,403,705             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (379,175)      (2,403,705)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (17,757,264)    (111,896,874)   (26,805,775)    (178,195,967)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,254,372)     (33,119,646)   (11,702,242)     (77,618,883)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,746,204)     (10,975,451)    (2,930,754)     (19,425,986)
==========================================================================================================================
                                                               (3,602,612)   $ (22,263,401)    (4,388,599)   $ (28,427,009)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the six months ended January 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reaquired.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS           YEAR ENDED JULY 31,       SEVEN MONTHS         YEAR ENDED
                                                ENDED                                          ENDED             DECEMBER 31,
                                              JANUARY 31,        ------------------------     JULY 31,       --------------------
                                                2003               2002            2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   6.20          $   6.91        $   7.14      $   7.59      $   8.38    $   8.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.18(a)           0.44(a)(b)      0.53          0.34          0.57        0.57
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.26             (0.70)          (0.23)        (0.47)        (0.81)      (0.16)
=================================================================================================================================
    Total from investment operations               0.44             (0.26)           0.30         (0.13)        (0.24)       0.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.20)            (0.43)          (0.51)        (0.25)        (0.55)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --                --              --            --            --       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  --             (0.02)          (0.02)        (0.07)           --          --
=================================================================================================================================
    Total distributions                           (0.20)            (0.45)          (0.53)        (0.32)        (0.55)      (0.60)
=================================================================================================================================
Net asset value, end of period                 $   6.44          $   6.20        $   6.91      $   7.14      $   7.59    $   8.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    7.17%            (4.05)%          4.42%        (1.70)%       (2.92)%      4.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $283,759          $281,966        $346,967      $346,482      $393,414    $399,701
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.04%(d)          0.96%           0.95%         0.97%(e)      0.91%       0.91%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       5.69%(d)          6.57%(b)        7.57%         8.03%(e)      7.11%       6.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                           55%               70%             83%           43%           78%         41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $279,826,101.
(e)  Annualized.
(f)  Not annualized for periods less than one year.



                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS           YEAR ENDED JULY 31,                            YEAR ENDED
                                                ENDED                                        SEVEN MONTHS        DECEMBER 31,
                                              JANUARY 31,       -------------------------    ENDED JULY      --------------------
                                                2003              2002             2001       31, 2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   6.21         $   6.92         $   7.14      $   7.58      $   8.37    $   8.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.16(a)          0.39(a)(b)       0.48          0.31          0.50        0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.25            (0.70)           (0.23)        (0.47)        (0.80)      (0.15)
=================================================================================================================================
    Total from investment operations               0.41            (0.31)            0.25         (0.16)        (0.30)       0.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.17)           (0.38)           (0.45)        (0.21)        (0.49)      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --               --               --            --            --       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  --            (0.02)           (0.02)        (0.07)           --          --
=================================================================================================================================
    Total distributions                           (0.17)           (0.40)           (0.47)        (0.28)        (0.49)      (0.53)
=================================================================================================================================
Net asset value, end of period                 $   6.45         $   6.21         $   6.92      $   7.14      $   7.58    $   8.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    6.76%           (4.76)%           3.67%        (2.09)%       (3.72)%      4.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $212,723         $216,710         $237,118      $213,926      $244,713    $219,033
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.79%(d)         1.71%            1.71%         1.73%(e)      1.66%       1.66%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       4.94%(d)         5.82%(b)         6.81%         7.28%(e)      6.36%       5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                           55%              70%              83%           43%           78%         41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $214,246,245.
(e)  Annualized.
(f)  Not annualized for periods less than one year.



                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS          YEAR ENDED JULY 31,      SEVEN MONTHS        YEAR ENDED
                                                    ENDED                                        ENDED            DECEMBER 31,
                                                  JANUARY 31,       -----------------------    JULY 31,        ------------------
                                                    2003             2002            2001        2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  6.19         $  6.91         $  7.13      $  7.57       $  8.36    $  8.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.16(a)         0.39(a)(b)      0.48         0.31          0.50       0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.26           (0.71)          (0.23)       (0.47)        (0.80)     (0.15)
=================================================================================================================================
    Total from investment operations                   0.42           (0.32)           0.25        (0.16)        (0.30)      0.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.17)          (0.38)          (0.45)       (0.21)        (0.49)     (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --              --              --           --            --      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                      --           (0.02)          (0.02)       (0.07)           --         --
=================================================================================================================================
    Total distributions                               (0.17)          (0.40)          (0.47)       (0.28)        (0.49)     (0.53)
=================================================================================================================================
Net asset value, end of period                      $  6.44         $  6.19         $  6.91      $  7.13       $  7.57    $  8.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        6.95%          (4.92)%          3.68%       (2.09)%       (3.71)%     4.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $36,566         $37,769         $44,216      $26,821       $28,202    $19,332
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.79%(d)        1.71%           1.71%        1.73%(e)      1.66%      1.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.94%(d)        5.82%(b)        6.81%        7.28%(e)      6.36%      5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                               55%             70%             83%          43%           78%        41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $36,580,634.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                               ENDED            COMMENCED) TO
                                                              JANUARY 31,       JULY 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.20             $ 6.53
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)            0.06(a)(b)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.25              (0.32)
=============================================================================================
    Total from investment operations                              0.43              (0.26)
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)             (0.05)
---------------------------------------------------------------------------------------------
  Return of capital                                                 --              (0.02)
=============================================================================================
    Total distributions                                          (0.19)             (0.07)
=============================================================================================
Net asset value, end of period                                  $ 6.44             $ 6.20
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                   7.02%             (4.01)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,088             $   10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.29%(d)           1.21%(e)
=============================================================================================
Ratio of net investment income to average net assets              5.44%(d)           6.32%(b)(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          55%                70%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $146,037.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 10--SUBSEQUENT EVENT


The Board of Trustees unanimously approved, on February 6, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Strategic Income Fund ("Strategic Income Fund"), a series of AIM Investment Funds ("AIF"), and AIM Global Income Fund ("Global Income Fund"), a series of AIM International Funds, Inc. ("AIFI"), would transfer substantially all of their assets to AIM Income Fund ("Income Fund"), a series of AIM Investment Securities Funds ("AIS"). As a result of the transaction, shareholders of Strategic Income Fund and Global Income Fund would receive shares of Income Fund in exchange for their shares of Strategic Income Fund and Global Income Fund, respectively, and Strategic Income Fund and Global Income Fund would cease operations.

  The Plan requires approval of Strategic Income Fund shareholders and Global Income Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on June 4, 2003. If the Plan is approved by shareholders of Strategic Income Fund and shareholders of Global Income Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-86.49%

FEDERAL FARM CREDIT BANK-3.13%

Bonds,
  3.88%, 12/15/04                              $  7,410,000   $    7,689,728
----------------------------------------------------------------------------
  4.38%, 04/15/05                                 7,670,000        8,068,303
----------------------------------------------------------------------------
  6.00%, 06/11/08 to 03/07/11                    19,000,000       21,314,290
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000       10,368,100
============================================================================
                                                                  47,440,421
============================================================================

FEDERAL HOME LOAN BANK-4.39%

Unsec. Bonds,
  7.36%, 07/01/04                                 2,800,000        3,024,756
----------------------------------------------------------------------------
  6.50%, 11/15/05                                 2,000,000        2,224,320
----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000        6,390,065
----------------------------------------------------------------------------
  4.88%, 05/15/07                                16,000,000       17,121,600
----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000        1,095,370
----------------------------------------------------------------------------
  5.75%, 05/15/12                                33,210,000       36,525,022
============================================================================
                                                                  66,381,133
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-28.06%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25                     1,065,813        1,166,028
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 10/01/23                     3,982,891        4,348,024
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     7,973,090        8,624,346
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 05/01/32                    74,747,180       78,872,099
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 09/01/32                   122,387,162      127,872,947
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    2,744,416        3,139,147
----------------------------------------------------------------------------
  12.00%, 02/01/13                                    4,125            4,784
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      479,747          548,273
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     2,405,259        2,678,826
----------------------------------------------------------------------------
  7.50%, 09/01/30                                 1,544,325        1,647,609
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 02/01/33(a)                             24,000,000       24,843,080
----------------------------------------------------------------------------
Series 1, Unsec. Medium Term Notes,
  3.75%, 12/26/07                                10,000,000       10,015,300
----------------------------------------------------------------------------
Unsec. Medium Term Notes,
  4.50%, 02/27/06                                30,000,000       30,063,600
----------------------------------------------------------------------------
  6.00%, 05/25/12 to 06/27/17                    36,300,000       37,851,990
----------------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                30,000,000       32,182,800
----------------------------------------------------------------------------
  5.13%, 10/15/08 to 07/15/12                    27,000,000       28,864,770
----------------------------------------------------------------------------
  5.00%, 07/30/09                                31,200,000       31,962,216
============================================================================
                                                                 424,685,839
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-38.81%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 04/01/30                  $ 26,109,943   $   28,518,998
----------------------------------------------------------------------------
  7.50%, 06/01/10 to 05/01/32                    29,427,595       31,381,587
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 05/01/32                    32,429,194       34,484,708
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 06/01/32                   110,428,658      119,286,913
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 08/01/32                   122,728,360      128,793,509
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                    21,502,620       22,505,090
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       496,238          553,982
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    2,987,411        3,418,718
----------------------------------------------------------------------------
  10.30%, 04/20/25                                  915,460        1,042,436
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 02/01/33(a)                            113,500,000      117,498,595
----------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    24,765,000       27,611,310
----------------------------------------------------------------------------
  6.47%, 09/25/12                                10,550,000       12,181,769
----------------------------------------------------------------------------
Unsec. Notes,
  3.25%, 08/26/05                                36,000,000       36,047,520
----------------------------------------------------------------------------
  4.25%, 07/15/07                                23,000,000       24,049,030
============================================================================
                                                                 587,374,165
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-7.18%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 11/15/08                       220,419          235,123
----------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       416,786          463,026
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/32                     8,774,236        9,334,921
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 09/15/32                    34,172,180       35,914,982
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     1,616,761        1,820,501
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    3,493,560        4,007,476
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15                       31,848           36,572
----------------------------------------------------------------------------
  12.50%, 11/15/10                                   43,564           51,107
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15                      150,356          180,794
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      138,229          166,402
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      143,896          170,156
----------------------------------------------------------------------------
  10.50%, 02/15/16                                   22,325           25,888
----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                     8,552,410        9,336,371
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                     2,090,922        2,241,059
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 01/01/33                                15,300,000       16,050,656
----------------------------------------------------------------------------
  6.00%, 02/01/33(a)                             27,500,000       28,621,280
============================================================================
                                                                 108,656,314
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY-1.71%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                              $  7,700,000   $    8,946,322
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000        8,097,180
----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000        8,779,520
============================================================================
                                                                  25,823,022
============================================================================

TENNESSEE VALLEY AUTHORITY-3.21%

Putable Bonds,
  4.88%, 12/15/06                                10,000,000       10,669,100
----------------------------------------------------------------------------
Series A, Bonds,
  5.63%, 01/18/11                                28,517,000       30,763,569
----------------------------------------------------------------------------
Series G, Bonds,
  5.38%, 11/13/08                                 6,600,000        7,189,710
============================================================================
                                                                  48,622,379
============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,279,440,990)                                    1,308,983,273
============================================================================
U.S. TREASURY SECURITIES-22.14%

U.S. TREASURY NOTES-16.86%

  6.75%, 05/15/05                                21,500,000       23,838,125
----------------------------------------------------------------------------
  4.63%, 05/15/06                                29,800,000       31,918,482
----------------------------------------------------------------------------
  4.38%, 05/15/07                                66,000,000       70,227,960
----------------------------------------------------------------------------
  3.25%, 08/15/07                                40,700,000       41,342,246
----------------------------------------------------------------------------
  4.88%, 02/15/12                                25,800,000       27,710,748
----------------------------------------------------------------------------
  4.00%, 11/15/12                                60,000,000       60,121,800
============================================================================
                                                                 255,159,361
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. TREASURY BONDS--4.57%

  7.50%, 11/15/16 to 11/15/24                  $ 14,950,000   $   19,763,428
----------------------------------------------------------------------------
  6.25%, 05/15/30                                18,890,000       22,431,875
----------------------------------------------------------------------------
  5.38%, 02/15/31                                25,000,000       27,004,000
============================================================================
                                                                  69,199,303
============================================================================

U.S. TREASURY STRIPS-0.71%(B)

  5.38%, 05/15/06                                 8,000,000        7,388,720
----------------------------------------------------------------------------
  6.79%, 11/15/18                                 7,750,000        3,436,660
============================================================================
                                                                  10,825,380
============================================================================
    Total U.S. Treasury Securities (Cost
      $326,702,351)                                              335,184,044
============================================================================

                                                  SHARES
MONEY MARKET FUND-1.98%

STIT Government & Agency Portfolio (Cost
  $29,950,295)(c)                                29,950,295       29,950,295
============================================================================
TOTAL INVESTMENTS-110.61% (Cost
  $1,636,093,636)                                              1,674,117,612
============================================================================
OTHER ASSETS LESS LIABILITIES-(10.61%)                          (160,619,639)
============================================================================
NET ASSETS-100.00%                                            $1,513,497,973
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To be announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,636,093,636)                             $1,674,117,612
------------------------------------------------------------
Receivables for:
  Fund shares sold                                12,901,072
------------------------------------------------------------
  Dividends and interest                          13,590,536
------------------------------------------------------------
  Principal paydowns                                 145,897
------------------------------------------------------------
Investment for deferred compensation plan             44,761
------------------------------------------------------------
Other assets                                         671,505
============================================================
    Total assets                               1,701,471,383
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          170,254,427
------------------------------------------------------------
  Fund shares reacquired                          15,553,814
------------------------------------------------------------
  Dividends                                          697,640
------------------------------------------------------------
  Deferred compensation plan                          44,761
------------------------------------------------------------
Accrued interest expense                               1,966
------------------------------------------------------------
Accrued distribution fees                            967,424
------------------------------------------------------------
Accrued trustees' fees                                 1,384
------------------------------------------------------------
Accrued transfer agent fees                          343,709
------------------------------------------------------------
Accrued operating expenses                           108,285
============================================================
    Total liabilities                            187,973,410
============================================================
Net assets applicable to shares outstanding   $1,513,497,973
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  635,390,383
____________________________________________________________
============================================================
Class B                                       $  721,806,373
____________________________________________________________
============================================================
Class C                                       $  155,195,034
____________________________________________________________
============================================================
Class R                                       $    1,106,183
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           67,180,777
____________________________________________________________
============================================================
Class B                                           76,086,385
____________________________________________________________
============================================================
Class C                                           16,419,131
____________________________________________________________
============================================================
Class R                                              116,935
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.46
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.46 divided by
      95.25%)                                 $         9.93
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.49
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.45
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.46
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                        $32,592,365
-----------------------------------------------------------
Dividends from affiliated money market funds        588,801
===========================================================
    Total investment income                      33,181,166
===========================================================

EXPENSES:

Advisory fees                                     2,591,356
-----------------------------------------------------------
Administrative services fees                        159,747
-----------------------------------------------------------
Custodian fees                                       79,508
-----------------------------------------------------------
Distribution fees -- Class A                        702,630
-----------------------------------------------------------
Distribution fees -- Class B                      3,497,201
-----------------------------------------------------------
Distribution fees -- Class C                        732,208
-----------------------------------------------------------
Distribution fees -- Class R                            789
-----------------------------------------------------------
Interest                                             69,082
-----------------------------------------------------------
Transfer agent fees                               1,336,221
-----------------------------------------------------------
Trustees' fees                                        7,968
-----------------------------------------------------------
Other                                               315,503
===========================================================
    Total expenses                                9,492,213
===========================================================
Less: Fees waived                                   (13,569)
-----------------------------------------------------------
    Expenses paid indirectly                        (10,710)
===========================================================
    Net expenses                                  9,467,934
===========================================================
Net investment income                            23,713,232
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities     10,660,306
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                          14,814,241
===========================================================
Net gain from investment securities              25,474,547
===========================================================
Net increase in net assets resulting from
  operations                                    $49,187,779
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the year ended July 31, 2002 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   23,713,232    $   34,206,957
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    10,660,306         7,060,161
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    14,814,241        13,327,043
==============================================================================================
    Net increase in net assets resulting from operations          49,187,779        54,594,161
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (11,700,603)      (18,042,169)
----------------------------------------------------------------------------------------------
  Class B                                                        (12,181,668)      (15,743,394)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,552,130)       (3,470,538)
----------------------------------------------------------------------------------------------
  Class R                                                             (5,433)             (135)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        153,350,245       162,667,870
----------------------------------------------------------------------------------------------
  Class B                                                         96,975,551       336,030,816
----------------------------------------------------------------------------------------------
  Class C                                                         25,799,680        65,503,763
----------------------------------------------------------------------------------------------
  Class R                                                          1,066,998            33,308
==============================================================================================
    Net increase in net assets                                   299,940,419       581,573,682
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,213,557,554       631,983,872
==============================================================================================
  End of period                                               $1,513,497,973    $1,213,557,554
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,505,988,592    $1,228,796,118
----------------------------------------------------------------------------------------------
  Undistributed net investment income                             (2,859,997)         (133,395)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (27,654,598)      (38,314,904)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                38,023,976        23,209,735
==============================================================================================
                                                              $1,513,497,973    $1,213,557,554
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended January 31, 2003, AIM waived fees of $13,569.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $159,747 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $654,322 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, the Class A, Class B, Class C and Class R shares paid $702,630, $3,497,201, $732,208 and $789, respectively.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2003, AIM Distributors retained $190,026 in front-end sales commissions from the sale of Class A shares and $156,065, $16,644, $47,115 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors. During the six months ended January 31, 2003, the Fund paid legal fees of $3,181 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,668 and reductions in custodian fees of $42 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,710.
NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

    The maximum amount outstanding during the six months ended January 31, 2003 was $89,705,000, while borrowings averaged $13,650,761 per day with a weighted average interest rate of 1.00%.

    The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2003                                 $   219,350
----------------------------------------------------------
July 31, 2004                                   3,466,244
----------------------------------------------------------
July 31, 2005                                       4,686
----------------------------------------------------------
July 31, 2007                                  25,224,263
----------------------------------------------------------
July 31, 2008                                   9,400,360
==========================================================
Total capital loss carryforward               $38,314,903
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2003 was $1,774,063,977 and $1,374,162,731, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $39,246,560
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (1,222,584)
===========================================================================
Net unrealized appreciation of investment securities            $38,023,976
___________________________________________________________________________
===========================================================================
Cost of investments is the same for tax and financial reporting purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares and Class R shares are subject to CDSC charges. Class R shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Changes in shares outstanding during the six months ended January 31, 2003 and the year ended July 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JANUARY 31,                   YEAR ENDED JULY 31,
                                                                          2003                             2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     100,527,532    $ 947,626,930     141,358,670    $ 1,293,194,070
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      25,672,270      242,962,463      54,984,125        507,221,308
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      10,226,615       96,423,839      17,930,155        164,422,350
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        192,564        1,814,199           4,773             43,973
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,033,689        9,765,067       1,556,614         14,273,598
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,036,975        9,826,322       1,318,829         12,129,999
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         216,132        2,040,953         303,088          2,777,727
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            507            4,795              15                135
=============================================================================================================================
Conversion of Class B shares to Class A shares:**
  Class A                                                         846,311        7,978,931              --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (842,645)      (7,978,931)             --                 --
=============================================================================================================================
Reacquired:
  Class A                                                     (86,218,652)    (812,020,683)   (125,208,629)    (1,144,799,798)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (15,681,304)    (147,834,303)    (20,005,120)      (183,320,491)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (7,730,183)     (72,665,112)    (11,125,287)      (101,696,314)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (79,761)        (751,996)         (1,163)           (10,800)
=============================================================================================================================
                                                               29,200,050    $ 277,192,474      61,116,070    $   564,235,757
_____________________________________________________________________________________________________________________________
=============================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the six months ended January 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS              YEAR ENDED                                 YEAR ENDED
                                                  ENDED                 JULY 31,            SEVEN MONTHS         DECEMBER 31,
                                               JANUARY 31,       -----------------------        ENDED        --------------------
                                                  2003             2002           2001      JULY 31, 2000      1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   9.28         $   9.08       $   8.77      $   8.80       $   9.58    $   9.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.18(a)          0.43(b)        0.50(a)       0.34           0.60        0.62
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.20             0.23           0.35         (0.03)         (0.78)       0.13
=================================================================================================================================
    Total from investment operations                0.38             0.66           0.85          0.31          (0.18)       0.75
=================================================================================================================================
Less dividends from net investment income          (0.20)           (0.46)         (0.54)        (0.34)         (0.60)      (0.63)
=================================================================================================================================
Net asset value, end of period                  $   9.46         $   9.28       $   9.08      $   8.77       $   8.80    $   9.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     4.11%            7.39%          9.91%         3.55%         (1.87)%      8.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $635,390         $473,104       $302,391      $221,636       $238,957    $245,613
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                      0.90%(d)         0.94%          1.32%         1.25%(e)       1.08%       1.20%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                      0.89%(d)         0.90%          0.93%         0.98%(e)       0.89%       0.96%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            3.82%(d)         4.58%(b)       5.61%         6.61%(e)       6.60%       6.43%
=================================================================================================================================
Ratio of interest expense to average net
  assets                                            0.01%(d)         0.04%          0.39%         0.27%(e)       0.19%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                           103%             146%           194%           65%           141%        147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $557,521,567.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS              YEAR ENDED           SEVEN MONTHS         YEAR ENDED
                                                   ENDED                 JULY 31,               ENDED            DECEMBER 31,
                                                JANUARY 31,       -----------------------      JULY 31,      --------------------
                                                   2003             2002           2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   9.31         $   9.11       $   8.79      $   8.82      $   9.59    $   9.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.15(a)          0.37(b)        0.44(a)       0.30          0.53        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.20             0.22           0.35         (0.04)        (0.77)       0.13
=================================================================================================================================
    Total from investment operations                 0.35             0.59           0.79          0.26         (0.24)       0.68
=================================================================================================================================
Less dividends from net investment income           (0.17)           (0.39)         (0.47)        (0.29)        (0.53)      (0.55)
=================================================================================================================================
Net asset value, end of period                   $   9.49         $   9.31       $   9.11      $   8.79      $   8.82    $   9.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      3.74%            6.58%          9.17%         3.05%        (2.56)%      7.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $721,806         $613,306       $269,677      $177,032      $228,832    $237,919
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                       1.65%(d)         1.69%          2.08%         2.01%(e)      1.85%       1.96%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                       1.64%(d)         1.65%          1.69%         1.74%(e)      1.66%       1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             3.07%(d)         3.83%(b)       4.85%         5.85%(e)      5.83%       5.68%
=================================================================================================================================
Ratio of interest expense to average net
  assets                                             0.01%(d)         0.04%          0.39%         0.27%(e)      0.19%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            103%             146%           194%           65%          141%        147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect the change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $693,738,301.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS         YEAR ENDED           SEVEN MONTHS          YEAR ENDED
                                                        ENDED            JULY 31,               ENDED             DECEMBER 31,
                                                     JANUARY 31,    -------------------        JULY 31,        ------------------
                                                        2003          2002       2001            2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   9.27      $   9.08    $  8.77         $  8.79        $  9.56    $  9.44
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.15(a)       0.37(b)    0.44(a)         0.30           0.53       0.56
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.20          0.21       0.34           (0.03)         (0.77)      0.11
=================================================================================================================================
    Total from investment operations                      0.35          0.58       0.78            0.27          (0.24)      0.67
=================================================================================================================================
Less dividends from net investment income                (0.17)        (0.39)     (0.47)          (0.29)         (0.53)     (0.55)
=================================================================================================================================
Net asset value, end of period                        $   9.45      $   9.27    $  9.08         $  8.77        $  8.79    $  9.56
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           3.75%         6.48%      9.08%           3.18%         (2.57)%     7.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $155,195      $127,114    $59,915         $34,206        $39,011    $38,026
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                       1.65%(d)      1.69%      2.08%           2.01%(e)       1.85%      1.96%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                       1.64%(d)      1.65%      1.69%           1.74%(e)       1.66%      1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  3.07%(d)      3.83%(b)    4.85%          5.85%(e)       5.83%      5.68%
=================================================================================================================================
Ratio of interest expense to average net assets           0.01%(d)      0.04%      0.39%           0.27%(e)       0.19%      0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 103%          146%       194%             65%           141%       147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $145,247,773.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                                JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                 ENDED           COMMENCED)
                                                              JANUARY 31,       TO JULY 31,
                                                                 2003               2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.27             $ 9.13
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.17(a)            0.07(b)
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21               0.14
============================================================================================
    Total from investment operations                              0.38               0.21
============================================================================================
Less distributions from net investment income                    (0.19)             (0.07)
============================================================================================
Net asset value, end of period                                  $ 9.46             $ 9.27
____________________________________________________________________________________________
============================================================================================
Total return(c)                                                   4.09%              2.34%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,106             $   34
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.15%(d)           1.19%(e)
============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.14%(d)           1.15%(e)
============================================================================================
Ratio of net investment income to average net assets              3.57%(d)           4.33%(b)(e)
============================================================================================
Ratio of interest expense to average net assets                   0.01%(d)           0.04%(e)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(f)                                         103%               146%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $312,930.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(unaudited)

                                                                          PAR         MARKET
                                                      MATURITY           (000S)       VALUE
-----------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.50%
3.00%                                                        02/29/04   $ 60,000   $ 61,040,400
-----------------------------------------------------------------------------------------------
3.63%                                                        03/31/04     60,500     62,088,125
-----------------------------------------------------------------------------------------------
3.38%                                                        04/30/04     60,500     61,984,065
-----------------------------------------------------------------------------------------------
3.25%                                                        05/31/04     60,500     61,946,555
-----------------------------------------------------------------------------------------------
2.88%                                                        06/30/04     60,500     61,700,320
-----------------------------------------------------------------------------------------------
2.25%                                                        07/31/04     60,500     61,180,625
-----------------------------------------------------------------------------------------------
2.13%                                                        08/31/04     60,500     61,076,565
-----------------------------------------------------------------------------------------------
1.88%                                                        09/30/04     60,500     60,830,935
-----------------------------------------------------------------------------------------------
2.13%                                                        10/31/04     60,500     61,057,810
-----------------------------------------------------------------------------------------------
2.00%                                                        11/30/04     60,300     60,705,216
-----------------------------------------------------------------------------------------------
1.75%                                                        12/31/04     60,000     60,084,600
-----------------------------------------------------------------------------------------------
1.63%                                                        01/31/05     59,900     59,796,972
===============================================================================================
Total U.S. Treasury Notes (Cost $724,808,390)                                       733,492,188
===============================================================================================
TOTAL INVESTMENTS--99.50%                                                           733,492,188
===============================================================================================
OTHER ASSETS LESS LIABILITIES--0.50%                                                  3,677,548
===============================================================================================
NET ASSETS--100.00%                                                                $737,169,736
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $724,808,390)                                $733,492,188
-----------------------------------------------------------
Cash                                                 93,582
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,473,578
-----------------------------------------------------------
  Interest                                        4,103,135
-----------------------------------------------------------
Investment for deferred compensation plan            41,646
-----------------------------------------------------------
Other assets                                         80,499
===========================================================
    Total assets                                740,284,628
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          2,662,571
-----------------------------------------------------------
  Dividends                                         194,602
-----------------------------------------------------------
  Deferred compensation plan                         41,646
-----------------------------------------------------------
Accrued distribution fees                           128,814
-----------------------------------------------------------
Accrued trustees' fees                                  863
-----------------------------------------------------------
Accrued transfer agent fees                          82,682
-----------------------------------------------------------
Accrued operating expenses                            3,714
===========================================================
    Total liabilities                             3,114,892
===========================================================
Net assets applicable to shares outstanding    $737,169,736
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $700,247,785
___________________________________________________________
===========================================================
Class A3                                       $ 34,478,355
___________________________________________________________
===========================================================
Institutional Class                            $  2,443,596
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          66,823,706
___________________________________________________________
===========================================================
Class A3                                          3,290,865
___________________________________________________________
===========================================================
Institutional Class                                 233,231
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.48
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.48 divided by
      99.00%)                                  $      10.59
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.48
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.48
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                        $ 9,940,681
===========================================================

EXPENSES:

Advisory fees                                       710,967
-----------------------------------------------------------
Administrative services fees                         83,520
-----------------------------------------------------------
Custodian fees                                        8,060
-----------------------------------------------------------
Distribution fees -- Class A                        547,253
-----------------------------------------------------------
Distribution fees -- Class A3                        14,042
-----------------------------------------------------------
Transfer agent fees                                 451,785
-----------------------------------------------------------
Transfer agent fees -- Institutional Class              852
-----------------------------------------------------------
Trustees' fees                                        6,262
-----------------------------------------------------------
Other                                               101,486
===========================================================
    Total expenses                                1,924,227
===========================================================
Less: Expenses paid indirectly                       (5,555)
===========================================================
    Net expenses                                  1,918,672
===========================================================
Net investment income                             8,022,009
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities      5,099,203
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities        (1,832,003)
===========================================================
Net gain from investment securities               3,267,200
===========================================================
Net increase in net assets resulting from
  operations                                    $11,289,209
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the year ended July 31, 2002 (Unaudited)

                                                                 JANUARY 31,          JULY 31,
                                                                     2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                          $  8,022,009       $ 19,243,725
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      5,099,203         12,398,048
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          (1,832,003)         4,356,374
================================================================================================
    Net increase in net assets resulting from operations           11,289,209         35,998,147
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (7,917,527)       (19,170,139)
------------------------------------------------------------------------------------------------
  Class A3                                                            (70,759)                --
------------------------------------------------------------------------------------------------
  Institutional Class                                                 (33,723)           (70,078)
------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                          (7,010,173)                --
------------------------------------------------------------------------------------------------
  Class A3                                                           (129,528)                --
------------------------------------------------------------------------------------------------
  Institutional Class                                                 (24,193)                --
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                           7,764,904        171,767,941
------------------------------------------------------------------------------------------------
  Class A3                                                         34,586,739                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                                (513,376)         1,091,152
================================================================================================
    Net increase in net assets                                     37,941,573        189,617,023
================================================================================================

NET ASSETS:

  Beginning of period                                             699,228,163        509,611,140
================================================================================================
  End of period                                                  $737,169,736       $699,228,163
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                  $723,426,740       $681,588,473
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        5,059,198          7,123,889
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  8,683,798         10,515,801
================================================================================================
                                                                 $737,169,736       $699,228,163
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of nine separate series portfolios each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this objective, the highest total return achievable.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the above method are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $83,520 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $193,966 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, Class A3 shares and the Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rates of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, the Fund may pay a service fee of 0.15% of the average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, Class A and Class A3 shares paid $547,253 and $14,042, respectively.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2003, AIM Distributors retained $77,275 in front-end sales commissions from the sale of Class A shares and $14,472 and $0 for Class A and Class A3 shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS, and/or AIM Distributors.

    During the six months ended January 31, 2003, the Fund paid legal fees of $2,615 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,555 under an expense offset arrangement which resulted in a reduction of the Fund's net expenses of $5,555.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2003 was $504,132,490 and $466,059,571, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 was as follows:

Aggregate unrealized appreciation of investment
  securities                                     $8,713,105
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (89,206)
===========================================================
Net unrealized appreciation of investment
  securities                                     $8,623,899
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $724,868,289.


NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares were sold with a front-end sales charge. Under some circumstances, Class A shares are subject to contingent deferred sales charge ("CDSC"). Class A3 shares and Institutional Class shares are sold at net asset value. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

  Changes in shares outstanding during the six months ended January 31, 2003 and the year ended July 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                      JANUARY 31,                       JULY 31,
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      22,321,810    $ 235,370,318     75,803,443    $ 786,911,782
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                     3,638,776       38,246,673             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               6,127           64,610        184,259        1,912,257
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,224,852       12,869,334      1,557,231       16,184,908
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                        17,442          182,638             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 240            2,518            238            2,477
==========================================================================================================================
Reacquired:
  Class A                                                     (22,819,431)    (240,474,748)   (60,767,295)    (631,328,749)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                      (365,353)      (3,842,572)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (55,092)        (580,504)       (79,249)        (823,582)
==========================================================================================================================
                                                                3,969,371    $  41,838,267     16,698,627    $ 172,859,093
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                               YEAR ENDED JULY 31,
                                                 JANUARY 31,       --------------------------------------------------------------
                                                    2003             2002           2001           2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.53         $  10.26       $   9.96       $  10.03    $  10.07    $  10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.12             0.33(a)        0.52(b)        0.51        0.47        0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.05             0.27           0.31          (0.07)      (0.04)         --
=================================================================================================================================
    Total from investment operations                  0.17             0.60           0.83           0.44        0.43        0.53
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.12)           (0.33)         (0.53)         (0.51)      (0.47)      (0.53)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.10)              --             --             --          --          --
=================================================================================================================================
    Total distributions                              (0.22)           (0.33)         (0.53)         (0.51)      (0.47)      (0.53)
=================================================================================================================================
Net asset value, end of period                    $  10.48         $  10.53       $  10.26       $   9.96    $  10.03    $  10.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       1.61%            5.89%          8.53%          4.50%       4.32%       5.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $700,248         $696,259       $507,799       $300,058    $390,018    $345,355
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               0.52%(d)         0.48%          0.56%          0.54%       0.54%       0.54%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              2.17%(d)         3.12%(a)       5.15%          5.07%       4.61%       5.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              64%             149%           137%           122%        184%        133%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $723,722,536.
(e)  Not annualized for periods less than one year.

                                                                    CLASS A3
                                                              --------------------
                                                                  OCTOBER 31,
                                                                      2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  JANUARY 31,
                                                                      2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.59
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.05
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.01)
==================================================================================
    Total from investment operations                                   0.04
==================================================================================
Less distributions:
  Dividends from net investment income                                (0.05)
----------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.10)
==================================================================================
    Total distributions                                               (0.15)
==================================================================================
Net asset value, end of period                                      $ 10.48
__________________________________________________________________________________
==================================================================================
Total return(a)                                                        0.41%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $34,478
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                0.72%(b)
==================================================================================
Ratio of net investment income to average net assets                   1.97%(b)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(c)                                               64%
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $15,745,569.
(c)  Not annualized for periods less than one year.


                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                          ENDED                             YEAR ENDED JULY 31,
                                                         JANUARY 31,       ------------------------------------------------------
                                                           2003             2002         2001         2000      1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.53          $10.26       $ 9.96       $10.03    $ 10.07    $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.13            0.34(a)      0.54(b)      0.54       0.49       0.56
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.05            0.27         0.31        (0.07)     (0.04)        --
=================================================================================================================================
    Total from investment operations                         0.18            0.61         0.85         0.47       0.45       0.56
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.13)          (0.34)       (0.55)       (0.54)     (0.49)     (0.56)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.10)             --           --           --         --         --
=================================================================================================================================
    Total distributions                                     (0.23)          (0.34)       (0.55)       (0.54)     (0.49)     (0.56)
=================================================================================================================================
Net asset value, end of period                             $10.48          $10.53       $10.26       $ 9.96    $ 10.03    $ 10.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              1.72%           6.05%        8.80%        4.78%      4.55%      5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $2,444          $2,970       $1,812       $2,455    $17,131    $50,609
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      0.31%(d)        0.34%        0.33%(e)     0.29%      0.31%      0.32%
=================================================================================================================================
Ratio of net investment income to average net assets         2.38%(d)        3.26%(a)     5.38%        5.31%      4.84%      5.51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     64%            149%         137%         122%       184%       133%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,800,291.
(e) Includes expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%.
(f)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-25.73%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.52%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)
  (Acquired 10/01/02; Cost $19,852,483)
  1.59%(b)                                     03/17/03   $ 20,000   $   19,961,133
-----------------------------------------------------------------------------------
  (Acquired 01/02/03; Cost $69,792,722)
  1.30%(b)                                     03/25/03     70,000       69,868,555
===================================================================================
                                                                         89,829,688
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.11%

Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(Acquired
  01/21/03; Cost $42,006,149)
  1.28%(b)                                     04/21/03     42,141       42,022,631
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-5.74%

Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(Acquired
  10/01/02; Cost $31,814,444)
  1.67%(b)                                     02/03/03     32,000       31,997,031
-----------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 01/24/03; Cost $37,958,443)
  1.27%(b)                                     02/24/03     38,000       37,969,167
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/11/02; Cost $19,105,552)
  1.33%(b)                                     03/12/03     19,170       19,142,379
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank,
  N.V.-ABS Program Sponsor)
  (Acquired 10/28/02; Cost $24,821,736)
  1.70%(b)                                     03/28/03     25,000       24,935,069
===================================================================================
                                                                        114,043,646
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-9.38%

Bills Securitisation Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor) (Acquired
  01/22/03; Cost $49,729,778)
  1.28%(b)                                     06/23/03     50,000       49,747,556
-----------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/07/03; Cost $62,212,248)
  1.30%(b)                                     02/19/03     62,309       62,268,499
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor) (Acquired
  01/22/03; Cost $29,454,898)
  1.28%(b)                                     03/06/03     29,500       29,465,387
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor) (Acquired
  11/05/02; Cost $24,819,500)
  1.52%(b)                                     04/25/03   $ 25,000   $   24,912,389
-----------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)
  (Acquired 10/30/02; Cost $19,863,083)
  1.59%(b)                                     04/03/03     20,000       19,946,117
===================================================================================
                                                                        186,339,948
===================================================================================

DIVERSIFIED FINANCIAL SERVICES-3.98%

General Electric Capital Corp.
  1.58%                                        04/03/03     40,000       39,892,911
-----------------------------------------------------------------------------------
Morgan Stanley, Floating Rate,
  1.39%(c)                                     02/21/03     14,200       14,200,000
-----------------------------------------------------------------------------------
National Australia Funding (Delaware) Inc.
  2.09%                                        02/07/03     25,000       24,991,292
===================================================================================
                                                                         79,084,203
===================================================================================
    Total Commercial Paper (Cost
      $511,320,116)                                                     511,320,116
===================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-12.02%

FEDERAL HOME LOAN BANK-4.45%

Unsec. Bonds,
  1.61%                                        12/08/03     40,000       40,000,000
-----------------------------------------------------------------------------------
  1.70%                                        12/08/03     30,000       30,000,000
-----------------------------------------------------------------------------------
  3.75%                                        02/13/04     18,000       18,433,882
===================================================================================
                                                                         88,433,882
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.76%

Disc. Notes,
  1.29%(a)                                     04/25/03     75,000       74,776,938
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-3.81%(d)(e)

Gtd. Floating Rate Participation Ctfs.,
  1.36%                                        07/15/03     18,000       18,000,000
-----------------------------------------------------------------------------------
  1.24%                                        01/15/15      3,700        3,700,000
-----------------------------------------------------------------------------------
  1.24%                                        05/15/15     53,900       53,900,000
===================================================================================
                                                                         75,600,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $238,810,820)                                               238,810,820
===================================================================================

MASTER NOTE AGREEMENTS-7.55%(f)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(g)                                     08/18/03     70,000       70,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley
  1.38%(d)(h)                                  03/17/03   $ 80,000   $   80,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $150,000,000)                                                     150,000,000
===================================================================================

VARIABLE RATE DEMAND NOTES-5.96%

CORPORATE GUARANTEED-0.50%

Mississippi (State of) Business Finance Corp.
  (GE Plastics Project); IDR,
  1.36%(d)(i)(j)                               02/01/23     10,000       10,000,000
===================================================================================

INSURED-0.32%

Michigan (State of) Housing Development
  Authority; Series C RB,
  1.34%(d)(k)                                  12/01/20      6,405        6,405,000
===================================================================================

LETTER OF CREDIT GUARANTEED-5.14%(D)(E)(L)

Capital One Funding Corp., Floating Rate
  Notes (LOC-Bank One N.A.),
  1.40%                                        05/01/26      7,600        7,600,000
-----------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (National Benevolent
  Association); Series E RB (LOC-KBC Bank
  N.V.),
  1.40%                                        03/01/30      9,650        9,650,000
-----------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-First of America Bank
  N.A.),
  1.39%                                        04/01/28      9,070        9,070,000
-----------------------------------------------------------------------------------
Health Midwest Ventures-Series 94-A, Floating
  Rate Notes (LOC-Bank of America N.A.),
  2.08%                                        08/01/19     16,330       16,330,000
-----------------------------------------------------------------------------------
KBL Capital Fund Inc.-Series A, Loan Program
  Notes (LOC-National City Bank),
  1.39%                                        05/01/27     16,730       16,730,000
-----------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Dolphins Stadium); IDR
  (LOC-Societe Generale),
  1.40%                                        07/01/22        100          100,000
-----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.),
  1.34%                                        09/01/15     20,000       20,000,000
-----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); IDR (LOC-Bank
  of America N.A.),
  1.41%                                        06/01/15     15,230       15,230,000
-----------------------------------------------------------------------------------
Port Blakely Communities; Series C RB
  (LOC-Bank of America N.A.),
  1.35%                                        02/15/21      7,500        7,500,000
===================================================================================
                                                                        102,210,000
===================================================================================
    Total Variable Rate Demand Notes (Cost
      $118,615,000)                                                     118,615,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------


ASSET-BACKED NOTES-5.80%

FULLY BACKED-0.82%

Capital One Auto Finance Trust- Series
  2002-B, Class A1
  1.76%(k)                                     09/15/03   $ 16,247   $   16,247,429
===================================================================================

STRUCTURED INVESTMENT VEHICLES-4.78%

Beta Finance Inc., Floating Rate
  (Citibank International PLC-ABS Program
  Sponsor)(b)(c)
  (Acquired 10/24/02; Cost $50,000,000)
  1.37%                                        10/07/03     50,000       50,000,000
-----------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $45,000,000)
  1.37%                                        10/14/03     45,000       45,000,000
===================================================================================
                                                                         95,000,000
===================================================================================

TRADE RECEIVABLES-0.20%

World Omni Auto Receivables Trust- Series
  2002-A, Class A1
  1.87%                                        07/15/03      4,018        4,017,971
===================================================================================
    Total Asset-Backed Notes (Cost
      $115,265,400)                                                     115,265,400
===================================================================================

PROMISSORY NOTES-4.93%

Goldman Sachs Group, Inc. (The)(c)
  1.50%                                        03/05/03     48,000       48,000,000
-----------------------------------------------------------------------------------
  1.53%                                        03/21/03     50,000       50,000,000
===================================================================================
    Total Promissory Notes (Cost $98,000,000)                            98,000,000
===================================================================================

CERTIFICATES OF DEPOSIT-4.23%

Danske Bank A/S (Denmark)
  2.00%                                        08/01/03     11,000       11,000,000
-----------------------------------------------------------------------------------
Lloyds Bank TSB Bank PLC-New York (United
  Kingdom)
  2.15%                                        02/10/03     32,000       32,000,000
-----------------------------------------------------------------------------------
Svenska Handelsbanken A.G. (Sweden)
  1.77%                                        02/28/03     41,000       41,000,000
===================================================================================
    Total Certificates of Deposit (Cost
      $84,000,000)                                                       84,000,000
===================================================================================

MEDIUM TERM NOTES-2.52%

M-Market Trust Lilly-Series 2002B, Floating
  Rate Notes, (Acquired 12/03/02; Cost
  $50,000,000)
  1.43% (Cost $50,000,000)(b)(i)               12/03/03     50,000       50,000,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,366,011,336)                               1,366,011,336
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-33.34%(m)

BNP Paribas Securities Corp. (France)
  1.34%(n)                                     02/03/03   $312,640   $  312,639,950
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.34%(o)                                     02/03/03     87,000       87,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  1.33%(p)                                     02/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

Salomon Smith Barney Inc.
  1.34%(q)                                     02/03/03   $ 88,000   $   88,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $662,639,950)                                                     662,639,950
===================================================================================
TOTAL INVESTMENTS-102.08% (Cost
  $2,028,651,286)(r)                                                  2,028,651,286
===================================================================================
OTHER ASSETS LESS LIABILITIES-(2.08%)                                   (41,315,549)
===================================================================================
NET ASSETS-100.00%                                                   $1,987,335,737
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $577,235,913, which represented 29.05% of the Fund's net assets.
(c) Interest rates are redetermined daily. Rate shown is the rate in effect on 01/31/03.
(d) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Interest rates are redetermined weekly. Rates shown are rates in effect on 01/31/03.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/03.
(i) Interest rates are redetermined monthly. Rates shown are rates in effect on 01/31/03.
(j) Principal and interest payments are guaranteed by the corporate guarantor.
(k) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Co.
(l) Principal and interest payments are guaranteed by letter of credit agreement.
(m) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Joint repurchase agreement entered into 01/31/03 with a maturing value of $1,500,167,500. Collateralized by $1,435,763,000 U.S. Government
    obligations, 0% to 9.80% due 02/03/03 to 07/15/32 with an aggregate market value at 01/31/03 of $1,530,001,170.
(o) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,833. Collateralized by $522,946,566 U.S. Government obligations, 0% to 9.38% due 04/15/03 to 02/01/33 with an aggregate market value at 01/31/03 of $510,005,577.
(p) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,417. Collateralized by $488,214,008 U.S. Government obligations, 5.50% to 6.50% due 05/01/16 to 01/01/33 with an aggregate market value at 01/31/03 of $510,000,000.
(q) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,833. Collateralized by $501,936,317 U.S. Government obligations, 5.00% to 7.50% due 01/01/16 to 08/01/32 with an aggregate market value at 01/31/03 of $523,699,154.
(r) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                   $1,366,011,336
------------------------------------------------------------
Repurchase agreements                            662,639,950
------------------------------------------------------------
Receivables for:
  Fund shares sold                                13,995,045
------------------------------------------------------------
  Interest                                         1,951,751
------------------------------------------------------------
Investment for deferred compensation plan             71,741
------------------------------------------------------------
Other assets                                         472,611
============================================================
    Total assets                               2,045,142,434
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          56,009,944
------------------------------------------------------------
  Dividends                                           31,925
------------------------------------------------------------
  Deferred compensation plan                          71,741
------------------------------------------------------------
Accrued distribution fees                            897,336
------------------------------------------------------------
Accrued trustees' fees                                 1,371
------------------------------------------------------------
Accrued transfer agent fees                          322,411
------------------------------------------------------------
Accrued operating expenses                           471,969
============================================================
    Total liabilities                             57,806,697
============================================================
Net assets applicable to shares outstanding   $1,987,335,737
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $1,188,726,767
____________________________________________________________
============================================================
Class B                                       $  673,939,447
____________________________________________________________
============================================================
Class C                                       $  117,100,349
____________________________________________________________
============================================================
Class R                                       $    7,569,174
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        1,188,740,482
____________________________________________________________
============================================================
Class B                                          673,899,311
____________________________________________________________
============================================================
Class C                                          117,100,755
____________________________________________________________
============================================================
Class R                                            7,569,398
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                        $16,966,409
===========================================================

EXPENSES:

Advisory fees                                     5,175,262
-----------------------------------------------------------
Administrative services fees                        194,095
-----------------------------------------------------------
Custodian fees                                       40,514
-----------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      1,435,959
-----------------------------------------------------------
Distribution fees -- Class B                      3,487,305
-----------------------------------------------------------
Distribution fees -- Class C                        607,946
-----------------------------------------------------------
Distribution fees -- Class R                          3,665
-----------------------------------------------------------
Transfer agent fees                               1,857,123
-----------------------------------------------------------
Trustees' fees                                        9,731
-----------------------------------------------------------
Other                                               370,484
===========================================================
    Total expenses                               13,182,084
===========================================================
Less: Fees waived and expenses reimbursed          (698,562)
-----------------------------------------------------------
    Expenses paid indirectly                        (15,304)
===========================================================
    Net expenses                                 12,468,218
===========================================================
Net investment income                             4,498,191
===========================================================
Net realized gain from investment securities         39,947
===========================================================
Net increase in net assets resulting from
  operations                                    $ 4,538,138
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the year ended July 31, 2002 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    4,498,191    $   19,419,288
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        39,947             1,145
==============================================================================================
    Net increase in net assets resulting from operations           4,538,138        19,420,433
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (4,172,856)      (15,341,349)
----------------------------------------------------------------------------------------------
  Class B                                                           (273,250)       (3,410,961)
----------------------------------------------------------------------------------------------
  Class C                                                            (49,529)         (666,967)
----------------------------------------------------------------------------------------------
  Class R                                                             (2,556)              (11)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                            (35,589)               --
----------------------------------------------------------------------------------------------
  Class B                                                            (20,896)               --
----------------------------------------------------------------------------------------------
  Class C                                                             (3,549)               --
----------------------------------------------------------------------------------------------
  Class R                                                                (38)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                         66,887,801       184,349,260
----------------------------------------------------------------------------------------------
  Class B                                                        (44,050,664)      278,519,026
----------------------------------------------------------------------------------------------
  Class C                                                         (1,844,105)       32,062,975
----------------------------------------------------------------------------------------------
  Class R                                                          7,559,388            10,010
==============================================================================================
    Net increase in net assets                                    28,532,295       494,942,416
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,958,803,442     1,463,861,026
==============================================================================================
  End of period                                               $1,987,335,737    $1,958,803,442
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,987,291,126    $1,958,738,706
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          44,611            64,736
==============================================================================================
                                                              $1,987,335,737    $1,958,803,442
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to maintain a minimum yield. The minimum yield may be changed from time to time. During periods of voluntarily fee waivers or reimbursements, AIM and AIM Distributors will retain their ability to be reimbursed for such fee waivers and reimbursements prior to the end of the fiscal year. During the six months ended January 31, 2003, AIM waived advisory fees of $260,906 and AIM Distributors reimbursed $437,656 of Class B and Class C Rule 12b-1 Plan fees.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $194,095 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $1,117,743 for such services.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $1,435,959, $3,112,353, $545,242, and $3,665, respectively, after reimbursements.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2003, AIM Distributors retained $1,877,527, $22,968, $187,696 and $0 for AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended January 31, 2003, the Fund paid legal fees of $3,973 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,304 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $15,304.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 7--SHARE INFORMATION

The Fund currently offers four different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares. AIM Cash Reserve shares and Class R shares are sold at net asset value. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class R shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Cash Reserve shares eight years after the end of the calendar month of purchase.

  Changes in shares outstanding during the six months ended January 31, 2003 and the year ended July 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                      JANUARY 31,                           JULY 31,
                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                   2,616,220,492    $ 2,616,220,492     7,239,176,762    $ 7,239,176,762
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     298,049,710        298,049,710       920,671,959        920,671,959
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     260,928,048        260,928,048       492,311,444        492,311,444
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                     14,602,505         14,602,505            14,201             14,201
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       3,628,401          3,628,401        12,953,250         12,953,250
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         265,378            265,378         3,021,507          3,021,507
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          44,861             44,861           550,550            550,550
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          2,457              2,457                 5                  5
=================================================================================================================================
Conversion of Class B Shares to AIM Cash Reserve
  Shares**:
  AIM Cash Reserve Shares                                      10,178,608         10,178,608                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,178,608)       (10,178,608)               --                 --
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                  (2,563,139,700)    (2,563,139,700)   (7,067,780,752)    (7,067,780,752)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (332,187,144)      (332,187,144)     (645,174,440)      (645,174,440)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (262,817,014)      (262,817,014)     (460,799,019)      (460,799,019)
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                     (7,045,574)        (7,045,574)           (4,196)            (4,196)
=================================================================================================================================
                                                               28,552,420    $    28,552,420       494,941,271    $   494,941,271
_________________________________________________________________________________________________________________________________
=================================================================================================================================

*  Class R shares commenced sales on June 3, 2002.

** Prior to the six months ended January 31, 2003, conversion of Class B shares to AIM Cash Reserve shares were included in AIM Cash Reserve shares sold and Class B shares reacquired.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                                                  CASH RESERVE
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                  SEVEN MONTHS     YEAR ENDED DECEMBER
                                                 ENDED            YEAR ENDED JULY 31,        ENDED                  31,
                                               JANUARY 31,       ----------------------     JULY 31,       ----------------------
                                                  2003              2002         2001         2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     1.00        $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.0036            0.0141      0.0467        0.0300(a)     0.0414        0.0453
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income     (0.0036)          (0.0141)    (0.0467)      (0.0300)      (0.0414)      (0.0453)
=================================================================================================================================
Net asset value, end of period                 $     1.00        $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      0.37%             1.42%       4.77%         3.03%         4.22%         4.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,188,727        $1,121,879    $937,532      $912,042      $989,478    $1,179,072
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)           1.00%(d)          1.01%       1.06%         1.07%(e)      1.04%         0.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             0.72%(d)          1.40%       4.61%         5.15%(e)      4.16%         4.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the six months ended January 31, 2003.
(d)  Ratios are annualized and based on average net assets of $1,139,401,811.
(e)  Annualized.

                                                                                   CLASS B
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS              YEAR ENDED           SEVEN MONTHS            YEAR ENDED
                                                ENDED                 JULY 31,               ENDED               DECEMBER 31,
                                             JANUARY 31,       -----------------------      JULY 31,         --------------------
                                                2003             2002           2001          2000             1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00         $   1.00       $   1.00      $   1.00         $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0004           0.0065         0.0392        0.0256(a)        0.0339      0.0371
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                       (0.0004)         (0.0065)       (0.0392)      (0.0256)         (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                $   1.00         $   1.00       $   1.00      $   1.00         $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   0.04%            0.66%          3.99%         2.59%            3.45%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $673,939         $717,967       $439,445      $289,327         $404,911    $310,534
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)        1.65%(d)         1.76%          1.81%         1.82%(e)         1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets()                                    0.08%(d)         0.65%          3.86%         4.40%(e)         3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the six months ended January 31, 2003.
(d)  Ratios are annualized and based on average net assets of $691,775,145.
(e)  Annualized.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS             YEAR ENDED         SEVEN MONTHS         YEAR ENDED
                                                      ENDED                JULY 31,             ENDED            DECEMBER 31,
                                                   JANUARY 31,       --------------------      JULY 31,      --------------------
                                                      2003             2002        2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0004           0.0065      0.0393        0.0256(a)     0.0339      0.0371
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income        (0.0004)         (0.0065)    (0.0393)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         0.04%            0.66%       4.00%         2.59%         3.44%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $117,100         $118,947    $ 86,884      $ 45,457      $ 56,636    $ 27,391
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)              1.65%(d)         1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                0.08%(d)         0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the six months ended January 31, 2003.
(d)  Ratios are annualized and based on average net assets of $120,598,012.
(e)  Annualized.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              JANUARY 31,        JULY 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00           $   1.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0023             0.0010
---------------------------------------------------------------------------------------------
Less distributions from net investment income                   (0.0023)           (0.0010)
=============================================================================================
Net asset value, end of period                                 $   1.00           $   1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                                                    0.23%              0.10%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  7,569           $     10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets(b)                         1.25%(c)           1.26%(d)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income to average net assets               0.47%(c)           1.15%(d)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% for the six months ended January 31, 2003.
(c)  Ratios are annualized and based on average net assets of $1,454,153.
(d)  Annualized.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
ALABAMA-1.37%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  C RB
  5.75%, 07/01/17                               AA     Aa3      $1,400     $  1,561,897
---------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
  Financing Authority (Children's Hospital of
  Alabama); Health Care Facility Series 2002
  RB
  5.38%, 06/01/23(b)                           AAA     Aaa       1,500        1,562,955
---------------------------------------------------------------------------------------
Courtland (City of) Industrial Development
  Board (Champion International Corp.
  Project); Refunding Environmental
  Improvement Series 1996 RB
  6.40%, 11/01/26(c)                            --    Baa2       2,315        2,396,557
---------------------------------------------------------------------------------------
Jefferson (County of); Capital Improvement
  Sewer Series 2001 A RB Wts.
  5.00%, 02/01/41(b)                           AAA     Aaa       1,000          988,250
=======================================================================================
                                                                              6,509,659
=======================================================================================

ALASKA-0.23%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series 1992 A-2 RB
  6.75%, 12/01/24(c)                           AAA     Aaa       1,065        1,076,683
=======================================================================================

AMERICAN SAMOA-0.30%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(b)                            A      --        1,280        1,436,557
=======================================================================================

ARIZONA-0.97%

Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Development Series 2002 RB
  6.50%, 12/01/09(d)                            --     --          365          365,197
---------------------------------------------------------------------------------------
  6.70%, 12/01/10(d)                            --     --          390          390,304
---------------------------------------------------------------------------------------
  6.70%, 12/01/11(d)                            --     --          415          415,440
---------------------------------------------------------------------------------------
Pima (County of) Unified School District No.
  10; Unlimited Tax School Improvement Series
  1992 E GO
  6.50%, 07/01/05                               A+     A2        3,100        3,445,619
=======================================================================================
                                                                              4,616,560
=======================================================================================

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------


ARKANSAS-0.58%

Jefferson (County of) (Regional Medical
  Center Project); Refunding & Improvement
  Hospital Series 2001 RB
  5.85%, 06/01/26                               A      --       $  500     $    516,570
---------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus
  Facilities); University Series 2002 RB
  5.00%, 12/01/27(b)                            --     Aaa       1,155        1,162,045
---------------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series 2000 RB
  5.60%, 12/01/25(b)                            --     Aaa       1,000        1,061,630
=======================================================================================
                                                                              2,740,245
=======================================================================================

CALIFORNIA-2.09%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor for Sr.
  Citizens); Series 2000 COP 6.10%, 02/15/25    A      --        1,000        1,079,260
---------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.); Series 1999
  COP
  6.00%, 02/15/19                               A      --        2,085        2,183,454
---------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Old Fellows Home of California);
  Series 1999 COP 6.00%, 08/15/24               A      --        1,000        1,080,500
---------------------------------------------------------------------------------------
California (State of) Department of Water
  Resources; Power Supply Series 2002 A RB
  5.38%, 05/01/22                              BBB+    A3        1,000        1,018,440
---------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11                               --    Baa3       1,350        1,500,957
---------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Sr. Lien Series 1995 A
  RB
  6.00%, 01/01/10(e)(f)                        AAA     Aaa         400          469,700
---------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06
  (Acquired 03/29/01;
  Cost $329,954)(d)(g)                          --     --          328          347,558
---------------------------------------------------------------------------------------
Sacramento (City of) Cogeneration Authority
  (Proctor & Gamble Project); Series 1995 RB
  7.00%, 07/01/04                              BBB     --          500          536,860
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

Sacramento City Financing Authority
  (Convention Center Hotel); Sr. Series 1999
  A RB
  6.25%, 01/01/30(d)                            --     --       $  750     $    735,030
---------------------------------------------------------------------------------------
Whittier (City of) Utility Authority; Water
  Series 2003 RB
  5.00%, 06/01/33(b)                           AAA     Aaa       1,000        1,001,130
=======================================================================================
                                                                              9,952,889
=======================================================================================

COLORADO-3.26%

Aurora (City of); Public Improvement Series
  2000 COP
  5.50%, 12/01/30(b)                           AAA     Aaa       3,230        3,382,198
---------------------------------------------------------------------------------------
Broomfield (City of); Refunding & Improvement
  Sales & Use Tax Series 2002 A RB
  5.00%, 12/01/31(b)                            --     Aaa       1,000        1,009,210
---------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(b)                           AAA     Aaa       1,000        1,090,330
---------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Student
  Housing-University of Colorado Foundation
  Project); Series 2002 RB
  5.00%, 07/01/22(b)                           AAA     Aaa       1,000        1,035,290
---------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A RB
  5.50%, 01/01/23                               A      A1        3,500        3,507,735
---------------------------------------------------------------------------------------
  5.63%, 01/01/33                               A      A1        2,000        2,008,180
---------------------------------------------------------------------------------------
El Paso (County of) School District No. 2
  (Harrison); Unlimited Tax Series 2001 GO
  5.25%, 12/01/26(b)                            --     Aaa       1,435        1,477,777
---------------------------------------------------------------------------------------
Meridian Metropolitan District; Refunding &
  Improvement Unlimited Tax Series 2001 B GO
  5.00%, 12/01/25                               AA     --        1,000          993,200
---------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  5.25%, 06/15/41(b)                           AAA     Aaa       1,000        1,021,580
=======================================================================================
                                                                             15,525,500
=======================================================================================

CONNECTICUT-5.10%

Brooklyn (City of); Unlimited Tax Series 1995
  GO
  5.50%, 05/01/05(e)(f)                        AAA     Aaa         250          277,650
---------------------------------------------------------------------------------------
  5.70%, 05/01/05(e)(f)                        AAA     Aaa         250          278,750
---------------------------------------------------------------------------------------
Connecticut (State of) (Bradley International
  Airport); Special Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)(c)                         A      --        1,250        1,309,162
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) (Transportation
  Infrastructure); Special Obligation Tax
  Series 1991 B RB
  6.50%, 10/01/10                              AA-     Aa3      $  530     $    641,088
---------------------------------------------------------------------------------------
  6.50%, 10/01/12                              AA-     Aa3       1,500        1,828,770
---------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration Facilities);
  Unlimited Tax Series 1999 GO
  5.63%, 07/15/19(b)                            A      --        1,060        1,117,558
---------------------------------------------------------------------------------------
Connecticut (State of) Clean Water Fund;
  Series 1991 RB
  7.00%, 01/01/11(e)(f)                        AAA     Aaa          25           25,175
---------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Pfizer Inc. Project); Series 1982 PCR
  6.55%, 02/15/13                              AAA     Aaa         250          263,032
---------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A RB
  6.63%, 07/01/18(b)                           AAA     Aaa         500          510,800
---------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Danbury Hospital);
  Series 1999 G RB
  5.63%, 07/01/25(b)                           AAA     Aaa         250          265,647
---------------------------------------------------------------------------------------
  Unrefunded Series 1991 E RB
  6.50%, 07/01/14(b)                           AAA     Aaa         110          111,807
---------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D RB
  5.25%, 07/01/31                               --     A2        1,500        1,528,920
---------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Stamford Hospital);
  Series 1996 F RB
  5.40%, 07/01/09(b)                           AAA     Aaa       1,000        1,102,060
---------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/27(b)                           AAA     Aaa       1,000        1,071,660
---------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Windham Community
  Memorial Hospital); Series 1996 C RB
  5.75%, 07/01/11(b)                            A     Baa3         740          790,564
---------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Special
  Obligation
  Series 2000 GH-5 RB
  5.85%, 06/15/30(b)                           AAA     Aaa         500          525,615
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Series 1993 E-1 RB
  6.00%, 05/15/17                              AAA     Aaa      $  675     $    675,837
---------------------------------------------------------------------------------------
  Series 1996 C-1 RB
  6.30%, 11/15/17                              AAA     Aaa       1,270        1,344,003
---------------------------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18                              AAA     Aaa         750          792,577
---------------------------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(c)                           AAA     Aaa       1,000        1,037,370
---------------------------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(c)                           AAA     Aaa       1,775        1,808,175
---------------------------------------------------------------------------------------
  Series 1998 D-2 RB
  5.45%, 11/15/24(c)                           AAA     Aaa         250          255,242
---------------------------------------------------------------------------------------
  Series 2001 A-1 RB
  5.25%, 11/15/28                              AAA     Aaa         550          554,119
---------------------------------------------------------------------------------------
  Sub-Series 1996 E-1 RB
  5.95%, 05/15/17                              AAA     Aaa         500          522,770
---------------------------------------------------------------------------------------
  Sub-Series 1997 C-2 RB
  5.85%, 11/15/28(c)                           AAA     Aaa         400          412,352
---------------------------------------------------------------------------------------
  Sub-Series 1998 E-1 RB
  5.13%, 05/15/21                              AAA     Aaa         445          448,640
---------------------------------------------------------------------------------------
  Sub-Series 2000 B-2 RB
  5.85%, 05/15/31(c)                           AAA     Aaa         860          882,618
---------------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                               --     Aa3         180          209,450
---------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07                               --     Aa3         100          115,446
---------------------------------------------------------------------------------------
  6.00%, 06/15/08                               --     Aa3         100          116,256
---------------------------------------------------------------------------------------
  6.00%, 06/15/09                               --     Aa3         100          116,936
---------------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax Series
  1992 GO
  6.00%, 02/01/11(b)                           AAA     Aaa         400          467,044
---------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax Series
  1991 GO
  6.50%, 01/15/08                               --     A3          125          146,404
---------------------------------------------------------------------------------------
  6.50%, 01/15/09                               --     A3          125          147,760
---------------------------------------------------------------------------------------
  6.50%, 01/15/10                               --     A3          125          148,871
---------------------------------------------------------------------------------------
  6.50%, 01/15/11                               --     A3          125          150,137
---------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series 1990
  GO
  6.00%, 12/01/10                               --     A1          190          224,099
---------------------------------------------------------------------------------------
University of Connecticut; Student Fee Series
  2000 A RB
  6.00%, 11/15/10(e)(f)                        AA-     Aa3       1,325        1,576,829
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Westbrook (City of); Unlimited Tax Series
  1992 GO
  6.40%, 03/15/10(b)                           AAA     Aaa      $  380     $    453,576
=======================================================================================
                                                                             24,254,769
=======================================================================================

DELAWARE-0.06%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(e)(f)                        NRR     Aaa         250          305,975
=======================================================================================

DISTRICT OF COLUMBIA-0.45%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(b)                           AAA     Aaa       1,000        1,010,000
---------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(b)                           AAA     Aaa       1,055        1,121,032
=======================================================================================
                                                                              2,131,032
=======================================================================================

FLORIDA-2.22%

Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB
  5.80%, 05/01/16(b)                           AAA     Aaa       1,000        1,126,320
---------------------------------------------------------------------------------------
Escambia (County of) (Champion International
  Corp. Project); Series 1994 PCR
  6.90%, 08/01/22(c)                           BBB    Baa2       1,125        1,168,132
---------------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility Loan-
  Veterans Hospital Project); Series 2000 RB
  5.95%, 07/01/20(b)                            --     Aaa       1,000        1,096,020
---------------------------------------------------------------------------------------
Jacksonville (City of) Electric Authority;
  Water & Sewer Series 2000 A RB
  5.30%, 10/01/30                               A+     Aa3       1,000        1,017,250
---------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit Group);
  Series 2002 A RB
  5.25%, 11/15/32                               AA     Aa2       2,000        1,973,140
---------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
  Airport); Series 2000 B RB
  5.75%, 10/01/29(b)                           AAA     Aaa       2,000        2,154,280
---------------------------------------------------------------------------------------
Orlando (City of) Utilities Commission;
  Refunding Water & Electric Series 2002 C RB
  5.00%, 10/01/27                              AA-     Aa2       1,000        1,009,860
---------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
  Series 1998 RB
  5.00%, 10/01/28(b)                           AAA     Aaa       1,000        1,021,770
=======================================================================================
                                                                             10,566,772
=======================================================================================


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

GEORGIA-0.73%

Athens-Clarke (County of) Unified Government
  Development Authority (Catholic Health
  East); Series 2002 RB
  5.50%, 11/15/32                               A      A2       $  500     $    499,955
---------------------------------------------------------------------------------------
Floyd (County of) Hospital Authority (Floyd
  Medical Center Project); Series 2002 RAC
  5.25%, 07/01/29(b)                            --     Aaa       1,510        1,551,706
---------------------------------------------------------------------------------------
Georgia (State of) Housing & Finance
  Authority (Home Ownership Opportunity
  Program); Series 1992 C RB
  6.50%, 12/01/11                              AA+     Aa2         390          398,440
---------------------------------------------------------------------------------------
Griffin (City of); Combined Public Utility
  Refunding & Improvement Series 2002 RB
  5.00%, 01/01/32(b)                           AAA     Aaa       1,000        1,008,890
=======================================================================================
                                                                              3,458,991
=======================================================================================

GUAM-0.03%

Guam (Territory of) Power Authority; Series
  1993 A RB
  5.25%, 10/01/23                              BBB     --          125          126,224
=======================================================================================

ILLINOIS-8.68%

Bellwood (City of); Unlimited Tax Series 2002
  GO
  5.25%, 12/01/25(b)                            --     Aaa       1,000        1,031,680
---------------------------------------------------------------------------------------
Chicago (City of);
  Project & Refunding Unlimited Tax Series
  2000 C GO
  5.50%, 01/01/40(b)                           AAA     Aaa       1,750        1,828,908
---------------------------------------------------------------------------------------
  Project & Refunding Unlimited Tax Series
  2001 A GO
  5.25%, 01/01/33(b)                           AAA     Aaa       3,940        4,038,382
---------------------------------------------------------------------------------------
  Special Transportation Series 2001 RB
  5.25%, 01/01/31(b)                           AAA     Aaa       1,000        1,022,790
---------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(c)                           AAA     --        1,580        1,638,223
---------------------------------------------------------------------------------------
Chicago (City of) Parks District; Unlimited
  Tax Series 2001 D GO
  5.00%, 01/01/29(b)                           AAA     Aaa       3,000        3,003,930
---------------------------------------------------------------------------------------
Freeport (City of); Unlimited Tax Sewer
  Improvement Series 2000 GO
  6.00%, 12/01/29(b)                           AAA     Aaa       1,000        1,118,300
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB
  6.00%, 11/15/11(b)                           AAA     Aaa       2,500        2,902,350
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (CPC International Inc. Project);
  Refunding Series 1992 PCR 6.75%, 05/01/16     --     A1       $2,000     $  2,038,820
---------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.); VRD Series 2001 C RB
  1.15%, 05/01/31(h)                           AA+     Aa2      10,000       10,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Adjustable Rate Medium Term Series 1997 RB
  5.25%, 11/01/14(f)                           AA+     Aa1       1,000        1,112,160
---------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB
  5.80%, 06/01/30(b)                            --     Aaa       1,000        1,086,390
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A RB
  6.00%, 11/15/19(b)                           AAA     Aaa       1,000        1,110,750
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding Series 1992 A RB
  6.25%, 04/15/22(e)(f)                        AA-     Aaa       1,000        1,154,990
---------------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(e)(f)                        AA-     A1        1,150        1,328,239
---------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Sisters Health Care);
  Series 1992 RB
  6.40%, 09/01/04(e)(f)                        AAA     Aaa       2,000        2,162,780
---------------------------------------------------------------------------------------
Illinois State University Auxiliary
  Facilities System; Series 1993 RB
  5.75%, 04/01/14(b)                           AAA     Aaa       1,000        1,026,490
---------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.25%, 06/15/42(b)                           AAA     Aaa       1,000        1,022,400
---------------------------------------------------------------------------------------
  6.00%, 12/15/29(b)(i)                        AAA     Aaa       1,500          340,245
---------------------------------------------------------------------------------------
  6.02%, 06/15/30(b)(i)                        AAA     Aaa       1,000          220,070
---------------------------------------------------------------------------------------
Rockford (City of) School District No. 205;
  Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(b)                            --     Aaa         500          537,050
---------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Unlimited Tax
  Series 1996 GO
  5.63%, 01/01/14(b)                           AAA     Aaa       1,435        1,563,963
=======================================================================================
                                                                             41,288,910
=======================================================================================


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

INDIANA-2.83%

Carmel (City of) (Beverly Enterprises Inc.
  Project); Refunding Retirement Rental
  Housing Series 1992 RB
  8.75%, 12/01/08(d)                            --     --       $   75     $     77,322
---------------------------------------------------------------------------------------
East Allen (City of) Multi-School Building
  Corp.; First Mortgage Series 2000 RB
  5.75%, 01/15/10(e)(f)                        AAA     Aaa         735          844,949
---------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Special Program
  Series 2000 A RB
  5.90%, 02/01/14(b)                           AAA     Aaa       1,000        1,138,820
---------------------------------------------------------------------------------------
Indiana (State of) Housing Finance Authority;
  Single Family Mortgage Series 1995 B-1 RB
  6.15%, 07/01/17                               --     Aaa         100          103,612
---------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority;
  Highway Series 2000 RB
  5.38%, 12/01/25                               AA     Aa2       2,000        2,082,060
---------------------------------------------------------------------------------------
  Unrefunded Airport Facilities Lease Series
  1992 A RB
  6.25%, 11/01/16                               AA     A1          105          107,546
---------------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox Club
  Project); Multifamily Series 1999 A RB
  5.90%, 10/01/19(b)                            --     Aaa       1,795        1,902,072
---------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank (Waterworks Project);
  Series 2002 A RB
  5.25%, 07/01/33(b)                           AAA     Aaa       1,000        1,025,320
---------------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(b)                           AAA     Aaa       1,500        1,645,560
---------------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002 RB
  5.15%, 07/01/24(b)                           AAA     Aaa       1,000        1,020,720
---------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Convertible
  Series 1991 PCR 5.75%, 08/01/21              BB+     A3        2,500        2,409,125
---------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortage Series 2001 GO
  5.50%, 01/15/20(b)                           AAA     Aaa       1,000        1,112,600
=======================================================================================
                                                                             13,469,706
=======================================================================================

KANSAS-0.30%

Newton (City of) (Newton Healthcare Corp.);
  Hospital Series 1994 A RB
  7.38%, 11/15/04(e)(f)                        NRR     NRR         250          280,570
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

KANSAS-(CONTINUED)

Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32(d)                            --     --       $1,135     $  1,156,156
=======================================================================================
                                                                              1,436,726
=======================================================================================

KENTUCKY-0.98%

Jefferson (County of) (Beverly Enterprises
  Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 05/01/08(d)                            --     --          595          586,224
---------------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
  Cities); Lease Funding Series 1993 A RB
  6.15%, 03/01/13                               --     Aa3       3,000        3,069,540
---------------------------------------------------------------------------------------
Russell (City of) (Bon Secours-St. Francis
  Medical Center Inc.); Series 2002 A RB
  5.63%, 11/15/30                               A-     A3        1,000          996,420
=======================================================================================
                                                                              4,652,184
=======================================================================================

LOUISIANA-5.44%

Lafayette (City of); Public Improvement Sales
  Tax Series 2000 A RB
  5.50%, 03/01/23(b)                           AAA     Aaa       1,360        1,437,778
---------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority; Capital Projects &
  Equipment Acquisitions Series 2000 RB
  6.55%, 09/01/25(b)                            A      --        6,040        6,744,808
---------------------------------------------------------------------------------------
  Capital Projects & Equipment Acquisitions
  Series 2000 A RB
  6.30%, 07/01/30(b)                           AAA     Aaa       3,000        3,558,120
---------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (BRCC Facilities
  Corp. Project); Series 2002 RB
  5.00%, 12/01/26(b)                           AAA     Aaa       1,000        1,006,880
---------------------------------------------------------------------------------------
  5.00%, 12/01/32(b)                           AAA     Aaa       2,000        2,007,560
---------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A RB
  5.20%, 10/01/20(b)                           AAA     Aaa       1,000        1,040,930
---------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32                               --     A3        1,250        1,233,763
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Public Facilities
  Authority (Tulane University); Series 1996
  RB
  6.00%, 10/01/16(b)                           AAA     Aaa      $2,500     $  2,861,775
---------------------------------------------------------------------------------------
  Series 2002 A RB
  5.13%, 07/01/27(b)                           AAA     Aaa       2,100        2,130,429
---------------------------------------------------------------------------------------
  Series 2002 D RB
  5.00%, 02/15/26(b)                           AAA     Aaa         500          503,240
---------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Refunding Hospital Series 1996 RB
  5.70%, 05/15/16(b)                           AAA     Aaa       1,000        1,095,780
---------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(e)(f)                        NRR     NRR         500          612,210
---------------------------------------------------------------------------------------
  7.60%, 01/01/09(e)(f)                        NRR     NRR         500          620,300
---------------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR 7.50%,
  05/01/15                                     BB+     --        1,000        1,019,720
=======================================================================================
                                                                             25,873,293
=======================================================================================

MAINE-0.33%

Maine (State of) Housing Authority; Mortgage
  Series 1999 E-1 RB
  5.85%, 11/15/20                              AA+     Aa1       1,500        1,564,530
=======================================================================================

MARYLAND-0.83%

Maryland (State of) Health & Higher
  Educational Facilities Authority (Johns
  Hopkins University); Refunding Series 2001
  B RB
  5.00%, 07/01/41                               AA     Aa2       1,000        1,001,990
---------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2001 RB
  5.25%, 07/01/28                               A     Baa1       1,000          995,780
---------------------------------------------------------------------------------------
  5.25%, 07/01/34                               A     Baa1       2,000        1,942,980
=======================================================================================
                                                                              3,940,750
=======================================================================================

MASSACHUSETTS-1.24%

Massachusetts (State of) Health & Educational
  Facilities Authority (Winchester Hospital);
  Series 1994 D RB
  5.80%, 07/01/09(b)                           AAA     --        1,000        1,073,000
---------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series 1994
  RB
  6.60%, 12/01/26(c)                            AA     Aa3       1,250        1,294,525
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Water Resources
  Authority; Series 2002 B RB
  5.13%, 08/01/27(b)                           AAA     Aaa      $2,000     $  2,038,200
---------------------------------------------------------------------------------------
  Series 2002 J RB
  5.00%, 08/01/42                               AA     Aa3       1,500        1,482,150
=======================================================================================
                                                                              5,887,875
=======================================================================================

MICHIGAN-6.42%

Almont (City of) Community Schools; Refunding
  Unlimited Tax School Building & Site Series
  2002 GO
  5.00%, 05/01/27                              AAA     Aaa       1,580        1,589,575
---------------------------------------------------------------------------------------
Anchor Bay School District; Refunding
  Unlimited Tax Series 2001 GO
  5.00%, 05/01/29                              AAA     Aaa       1,000        1,005,960
---------------------------------------------------------------------------------------
Bullock Creek School District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/22                              AAA     Aaa       1,000        1,052,290
---------------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding Unlimited
  Tax Series 2002 GO
  5.13%, 05/01/27                              AAA     Aaa       1,000        1,015,000
---------------------------------------------------------------------------------------
Detroit (City of) School District; Unlimited
  Tax Series 2001 A GO
  5.13%, 05/01/31(b)                           AAA     Aaa       1,000        1,013,510
---------------------------------------------------------------------------------------
Detroit (City of) Water Supply System; Sr.
  Lien Series 2001 A RB
  5.00%, 07/01/30(b)                           AAA     Aaa       6,000        6,016,080
---------------------------------------------------------------------------------------
  5.25%, 07/01/33(b)                           AAA     Aaa       3,500        3,585,820
---------------------------------------------------------------------------------------
Garden City Hospital Finance Authority
  (Garden City Hospital); Refunding Hospital
  Series 1998 A RB
  5.63%, 09/01/10                               --     B1          850          711,161
---------------------------------------------------------------------------------------
Grand Rapids (City of) Building Authority;
  Series 2002 A RB
  5.00%, 10/01/22(b)                           AAA     Aaa       1,660        1,696,902
---------------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(e)(f)                        AAA     Aaa       2,500        2,831,675
---------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(e)(f)                        AAA     Aaa       1,210        1,380,985
---------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000 RB
  5.50%, 10/01/10(e)(f)                        AAA     Aaa       1,000        1,150,370
---------------------------------------------------------------------------------------
Michigan (State of) Public Power Agency
  (Combustion Turbine No. 1); Series 2001 A
  RB
  5.25%, 01/01/24(b)                           AAA     Aaa       2,500        2,587,975
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(e)(f)                        AAA     Aaa      $4,275     $  4,883,974
=======================================================================================
                                                                             30,521,277
=======================================================================================

MINNESOTA-0.39%

Minneapolis (City of); Unlimited Tax Parking
  Ramp Series 2000 A GO
  5.90%, 12/01/20                              AAA     Aa1       1,000        1,112,280
---------------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission (Northwest
  Airlines Inc.); Special Facilities Series
  2001 A RB
  7.00%, 04/01/25(c)(d)                         --     --        1,000          757,740
=======================================================================================
                                                                              1,870,020
=======================================================================================

MISSISSIPPI-1.09%

Mississippi (State of) Higher Education
  Assistance Corp.; Sub-Series 1994 C RB
  7.50%, 09/01/09(c)                            --     A2        5,000        5,188,000
=======================================================================================

MISSOURI-0.85%

Kansas City Industrial Development Authority
  (General Motors Corp. Project); Series 1984
  PCR 6.05%, 04/01/06                          BBB     A3          170          170,700
---------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund); Prerefunded Water
  Pollution Series 1995 C RB
  5.85%, 01/01/05(e)(f)                        NRR     Aaa         730          797,970
---------------------------------------------------------------------------------------
  Unrefunded Water Pollution Series 1995 C RB
  5.85%, 01/01/10                               --     Aaa         270          292,467
---------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities Series
  2001 A RB
  5.13%, 06/15/41                              AA+     Aa1       2,750        2,778,710
=======================================================================================
                                                                              4,039,847
=======================================================================================

NEBRASKA-0.22%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/22                               AA     Aa2       1,000        1,027,690
=======================================================================================

NEVADA-3.23%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22(d)                            --     --          500          430,350
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

NEVADA-(CONTINUED)

Clark (County of); Airport Lien Sub-Series
  2001 B RB
  5.25%, 07/01/34(b)                           AAA     Aaa      $3,000     $  3,038,490
---------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Company
  Project); Series 1992 C IDR 7.20%, 10/01/22   BB     Ba2       1,500        1,498,695
---------------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO
  5.00%, 06/01/31(b)                           AAA     Aaa       5,000        5,019,900
---------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR 6.55%,
  10/01/13(b)                                  AAA     Aaa       3,000        3,145,500
---------------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
  Refunding Sub-Series 1995 A TAN 6.00%,
  06/01/10                                      --    Baa3       1,185        1,239,202
---------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water Series
  2001 A RB
  5.13%, 07/01/30(b)                           AAA     Aaa       1,000        1,009,130
=======================================================================================
                                                                             15,381,267
=======================================================================================

NEW JERSEY-2.42%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project);
  Special Facility Series 1999 RB
  6.25%, 09/15/29(c)                            B+     B3        6,300        4,446,477
---------------------------------------------------------------------------------------
  6.40%, 09/15/23(c)                            B+     B3        1,000          720,770
---------------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(c)                            B+     B3        4,000        2,943,120
---------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/27(d)                            --     --          250          250,350
---------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 RB
  5.75%, 06/01/32                               A      A1        2,500        2,243,750
---------------------------------------------------------------------------------------
  6.13%, 06/01/42                               A      A1        1,000          891,690
=======================================================================================
                                                                             11,496,157
=======================================================================================

NEW MEXICO-1.05%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental Services
  Series 1995 RB
  5.65%, 06/01/09                               --     A3          575          604,411
---------------------------------------------------------------------------------------
Los Alamos (County of) Utility System;
  Refunding Series 1994 A RB
  6.00%, 07/01/15(b)                           AAA     Aaa       2,000        2,157,080
---------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(e)(f)                        AAA     Aaa       2,100        2,239,818
=======================================================================================
                                                                              5,001,309
=======================================================================================


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

NEW YORK-3.15%

Metropolitan Transportation Authority;
  Dedicated Tax Fund Series 2000 A RB
  5.88%, 04/01/10(e)(f)                        AAA     Aaa      $1,500     $  1,757,865
---------------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  5.13%, 01/01/29                              AA-     A3        1,000        1,004,030
---------------------------------------------------------------------------------------
New York (City of);
  Prerefunded Unlimited Tax
  Series 1994 B1 GO
  7.38%, 08/15/04(e)(f)                         A      Aaa         500          552,645
---------------------------------------------------------------------------------------
  Prerefunded Unlimited Tax Series 1996 A GO
  6.25%, 08/01/06(e)(f)                         A      A2        2,540        2,961,996
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1991 B GO
  7.00%, 02/01/18(e)(f)                        AAA     Aaa          40           40,579
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1992 D GO
  7.70%, 03/07/03(e)(f)                         A      A2           15           15,230
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1996 A GO
  6.25%, 08/01/17                               A      A2          495          577,239
---------------------------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (University of Staten Island
  Hospital Project); Civic Facilities Series
  2001 B RB
  6.38%, 07/01/31                               --    Baa3         600          602,688
---------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority;
  Water & Sewer System Series 1996 A RB
  5.50%, 06/15/24(b)                           AAA     Aaa       1,000        1,041,650
---------------------------------------------------------------------------------------
  Water & Sewer System Series 1997 B RB
  5.75%, 06/15/29                               AA     Aa2       3,850        4,173,516
---------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (State University Educational Facilities);
  Series 1995 A RB
  6.50%, 05/15/06                              AA-     A3        1,000        1,138,290
---------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp. (State Water Revolving Project);
  Unrefunded Series 1991 E PCR
  6.88%, 06/15/10                              AAA     Aaa       1,100        1,116,500
=======================================================================================
                                                                             14,982,228
=======================================================================================

NORTH CAROLINA-1.23%

North Carolina (State of) Eastern Municipal
  Power Agency; Power System Series 1993 A RB
  6.13%, 01/01/10(e)(f)                        AAA     Aaa       1,500        1,757,700
---------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family Series 1996 II RB
  6.20%, 03/01/16                               AA     Aa2         440          460,992
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Prerefunded Series 1990 RB
  6.50%, 01/01/10(e)(f)                        AAA     Aaa      $  260     $    308,240
---------------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07                              BBB+   Baa1       2,890        3,310,668
=======================================================================================
                                                                              5,837,600
=======================================================================================

NORTH DAKOTA-0.11%

Fargo (City of) Health System (Meritcare
  Medical Group); Series 2002 A RB
  5.13%, 06/01/27(b)                           AAA     Aaa         500          508,305
=======================================================================================

OHIO-1.91%

Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(e)(f)                        AAA     Aaa       1,000        1,126,620
---------------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series 1996 GO
  5.88%, 07/01/17                              AA-     Aa3       1,000        1,120,870
---------------------------------------------------------------------------------------
Lake Ohio School District (Stark County
  School District); Unlimited Tax Series 2000
  GO
  5.75%, 12/01/26(b)                           AAA     Aaa       2,500        2,712,550
---------------------------------------------------------------------------------------
Montgomery (County of) (Grandview Hospital &
  Medical Center); Refunding Hospital Series
  1997 RB
  5.50%, 12/01/09(e)(f)                        BBB+    NRR       1,000        1,141,890
---------------------------------------------------------------------------------------
Ohio (State of) Department of Transportation
  (Panhandle Rail Line Project); Series 1992
  COP 6.50%, 04/15/12(b)                       AAA     Aaa       1,100        1,121,681
---------------------------------------------------------------------------------------
University of Cincinnati; Series 2002 F RB
  5.00%, 06/01/22                               AA     Aa3         820          835,244
---------------------------------------------------------------------------------------
  5.00%, 06/01/23                               AA     Aa3       1,000        1,014,070
=======================================================================================
                                                                              9,072,925
=======================================================================================

OKLAHOMA-1.97%

Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.70%, 10/01/19(b)                            --     Aaa       1,500        1,670,670
---------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                               AA     Aa3         675          718,382
---------------------------------------------------------------------------------------
  5.75%, 02/15/25                               AA     Aa3       1,750        1,848,158
---------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program Series 2003 A RB
  5.00%, 10/01/22                               AA     --        1,000        1,015,850
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project); Hospital
  Series 1994 RB
  6.25%, 02/15/06(e)(f)                         AA     Aa3      $2,000     $  2,261,740
---------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (Tulsa
  Regional Medical Center); Hospital Series
  1992 RB
  7.20%, 06/01/03(e)(f)                        AAA     NRR         500          519,820
---------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities Authority;
  Capital Improvement Series 1988 B RB
  6.00%, 03/01/08                               A+     --        1,305        1,334,389
=======================================================================================
                                                                              9,369,009
=======================================================================================

OREGON-0.72%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB 5.10%, 07/01/12
  (Acquired 08/18/98;
  Cost $997,470)(b)(g)                         AAA     Aaa       1,000        1,040,260
---------------------------------------------------------------------------------------
Portland (City of) Sewer System; Series 1994
  A RB
  6.20%, 06/01/04(e)(f)                        AAA     A1        1,200        1,290,924
---------------------------------------------------------------------------------------
  6.25%, 06/01/04(e)(f)                        AAA     A1        1,000        1,076,420
=======================================================================================
                                                                              3,407,604
=======================================================================================

PENNSYLVANIA-2.69%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002 RB
  5.25%, 03/01/32                              AA-     --        1,500        1,541,340
---------------------------------------------------------------------------------------
Allegheny (County of) Port Authority; Special
  Transportation Series 1999 RB
  6.13%, 03/01/09(e)(f)                        AAA     Aaa       1,000        1,179,400
---------------------------------------------------------------------------------------
Benton Area School District; Unlimited Tax
  Series 2002 B GO
  5.13%, 06/01/31(b)                            --     Aaa       1,000        1,016,610
---------------------------------------------------------------------------------------
Chester (County of) Industrial Development
  Authority (Westtown School Project);
  Educational Facilities Series 2002 RB
  5.00%, 01/01/31(b)                           AAA     Aaa       1,000        1,007,100
---------------------------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08(d)                            --     --        1,450        1,476,854
---------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Pennsburg Nursing &
  Rehabilitation Center); Series 1993 RB
  7.63%, 03/31/04(e)(f)                        NRR     Aaa         100          110,135
---------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax Third
  Series 1994 GO
  6.75%, 11/15/04(e)(f)                        AAA     Aaa       1,250        1,388,575
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of) Economic Financing
  Authority (Colver Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(c)                           BBB-    --       $2,900     $  3,023,540
---------------------------------------------------------------------------------------
Pennsylvania (State of) Public School
  Building Authority (Lehigh Career &
  Technical Institution); Series 2001 RB
  5.00%, 10/01/26(b)                            --     Aaa       1,000        1,010,440
---------------------------------------------------------------------------------------
Spring-Ford Area School District; Unlimited
  Tax Series 2002 GO
  5.00%, 04/01/23(b)                            --     Aaa       1,025        1,039,975
=======================================================================================
                                                                             12,793,969
=======================================================================================

PUERTO RICO-0.64%

Children's Trust Fund (Tobacco Settlement);
  Asset-Backed Series 2000 RB
  5.38%, 05/15/33                               A      A1        1,250        1,206,250
---------------------------------------------------------------------------------------
  Sr. Series 2000 RB
  6.00%, 07/01/10(e)(f)                        AAA     Aa3       1,000        1,178,230
---------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of); Unlimited Tax
  Public Improvement Series 2000 GO
  6.00%, 07/01/05(e)(f)                         A-    Baa1         500          557,150
---------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority; Transportation
  Series 2000 B RB
  6.00%, 07/01/10(e)(f)                         A     Baa1         100          118,973
=======================================================================================
                                                                              3,060,603
=======================================================================================

RHODE ISLAND-1.03%

Rhode Island (State of) Housing & Mortgage
  Finance Corp.; Homeownership Opportunity
  Series 1994 15-B RB
  6.00%, 10/01/04                              AA+     Aa2       1,000        1,044,750
---------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.00%, 06/01/23                               A      A1        4,000        3,870,200
=======================================================================================
                                                                              4,914,950
=======================================================================================

SOUTH CAROLINA-1.37%

Piedmont Municipal Power Agency; Refunding
  Electric Series 1986 A RB
  5.75%, 01/01/24                              BBB-   Baa3       1,150        1,133,429
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Bon Secours-St.
  Francis Medical Center Inc.); Economic
  Development Series 2002 A RB
  5.50%, 11/15/23                               A-     A3        1,000          995,010
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15                              BBB    Baa2      $1,000     $  1,104,050
---------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (South Carolina
  Electric & Gas Co. Project); Series 2002 A
  IDR 5.20%, 11/01/27(b)                       AAA     Aaa       1,000        1,015,190
---------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(b)                           AAA     Aaa       1,250        1,275,475
---------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/29(b)                            --     Aaa       1,000        1,011,850
=======================================================================================
                                                                              6,535,004
=======================================================================================

SOUTH DAKOTA-0.46%

Aberdeen (City of) School District No. 6-1;
  Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(b)                           AAA     Aaa       2,000        2,083,260
---------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Huron Regional
  Medical Center); Series 1994 RB
  7.25%, 04/01/20                              BBB     --          100          103,346
=======================================================================================
                                                                              2,186,606
=======================================================================================

TENNESSEE-1.32%

Clarksville (City of) Public Building
  Authority (Tennessee Municipal Bond Fund);
  VRD Pooled Financing Series 1997 RB
  (LOC-Bank of America N.A.) 1.15%,
  11/01/27(h)(j)                                --     Aa1         537          537,000
---------------------------------------------------------------------------------------
Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Refunding Multifamily Housing Series 1996 A
  RB
  5.75%, 04/01/10(b)                           AAA     Aaa         820          877,015
---------------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 04/01/17(b)                            --     Aaa       2,500        2,760,925
---------------------------------------------------------------------------------------
Robertson & Somner (Counties of) White House
  Utility District; Water & Sewer Series 2000
  RB
  6.00%, 01/01/10(e)(f)                        NRR     Aaa       1,000        1,164,140
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(d)                            --     --       $1,000     $    919,310
---------------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Homeownership Progressive Series
  1992 RB
  6.80%, 07/01/17                               AA     Aa2          20           20,205
=======================================================================================
                                                                              6,278,595
=======================================================================================

TEXAS-22.27%

Allen (City of) Independent School District;
  Refunding Unlimited Tax Series 2000 GO
  5.95%, 02/15/25                              AAA     Aaa       1,600        1,743,456
---------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995 GO
  5.75%, 02/15/05(e)(f)                        NRR     Aaa         705          766,095
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  5.75%, 02/15/21                               --     Aaa         295          312,635
---------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel Occupancy
  Tax Sub. Lien Series 1999 RB
  5.80%, 11/15/29(b)                           AAA     Aaa       1,000        1,081,200
---------------------------------------------------------------------------------------
Austin (City of) Community College District;
  Refunding Combined Fee Series 1995 RB
  6.10%, 02/01/05(e)(f)                        AAA     Aaa       1,115        1,217,435
---------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding
  Series 2001 A&B RB
  5.25%, 05/15/31(b)                           AAA     Aaa       1,750        1,785,158
---------------------------------------------------------------------------------------
Bellville (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995 GO
  6.13%, 02/01/06(e)(f)                        NRR     Aaa         535          602,201
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  6.13%, 02/01/20                               --     Aaa         295          326,780
---------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Morrach Park Apartments);
  Multifamily Housing Series 2000 A RB
  6.10%, 08/01/30(b)                            --     Aaa       1,000        1,049,170
---------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  5.53%, 07/20/06
  (Acquired 07/27/01;
  Cost $606,807)(d)(g)                          --     --          601          635,477
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp.); Series 1997 A RB
  5.38%, 01/01/22(b)                           AAA     Aaa      $1,250     $  1,284,325
---------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.25%, 02/15/33                              AAA     Aaa       1,350        1,377,432
---------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996
  GO
  5.75%, 08/15/06(e)(f)                         AA     Aa2       1,000        1,132,960
---------------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
  Refunding Consolidated Series 2002 RB
  5.25%, 07/01/26(b)                            --     Aaa       1,000        1,026,080
---------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  5.13%, 02/01/31                              AAA     Aaa       2,000        2,018,900
---------------------------------------------------------------------------------------
Comal (County of) Independent School
  District;
  Refunding Unlimited Tax Series 1999 GO
  5.75%, 08/01/28                               --     Aaa       1,000        1,084,280
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 02/01/28                               --     Aaa       1,000        1,023,570
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  5.00%, 02/01/28                               --     Aaa       1,500        1,500,975
---------------------------------------------------------------------------------------
DeSoto (City of) Independent School District;
  Refunding Unlimited Tax Series 1998 GO
  5.13%, 08/15/17                              AAA     --        1,000        1,000,590
---------------------------------------------------------------------------------------
Georgetown (City of) Utility System; Series
  1995 A RB
  6.20%, 08/15/05(e)(f)                        AAA     Aaa       1,500        1,676,205
---------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000
  GO Ctfs.
  5.88%, 08/15/26(b)                           AAA     Aaa       1,610        1,755,367
---------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31                              AA+     Aa1       1,000        1,006,350
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                               A      A2          750          793,928
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project); Series 1991 RB
  6.70%, 02/15/03(e)(f)                        AAA     Aa3      $1,000     $  1,001,560
---------------------------------------------------------------------------------------
  Series 2001 A RB
  5.38%, 02/15/26                              AA-     --        1,000        1,005,070
---------------------------------------------------------------------------------------
  Series 2002 RB
  5.13%, 02/15/32                              AA-     --        1,000          978,550
---------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999 A
  RB
  5.25%, 10/01/29                               AA     Aa2       2,000        2,015,080
---------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority;
  Refunding Jr. Lien Series 2001 B RB
  5.25%, 11/15/40(b)                           AAA     Aaa       3,000        3,039,750
---------------------------------------------------------------------------------------
Harris (County of) Mental Health & Mental
  Retardation Authority; Refunding Series
  1992 RB
  6.25%, 09/15/10(b)                           AAA     Aaa       4,500        4,523,310
---------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub. Lien
  Series 2000 B RB
  5.50%, 07/01/30(b)                           AAA     Aaa       1,000        1,035,580
---------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System; Jr.
  Lien Series 1997 C RB
  5.38%, 12/01/27(b)                           AAA     Aaa       2,495        2,585,593
---------------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District;
  Prerefunded Unlimited Tax Series 1994 GO
  6.50%, 08/15/04(e)(f)                        AAA     Aaa         640          691,603
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.50%, 08/15/24                              AAA     Aaa         360          385,780
---------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO
  6.13%, 02/15/32                              AAA     Aaa       1,500        1,655,700
---------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO
  5.00%, 02/15/32                              AAA     Aaa       3,000        2,990,820
---------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 08/15/26                              AAA     Aaa       2,000        2,053,900
---------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Series 1994 COP
  6.00%, 08/15/05(b)                           AAA     Aaa         770          854,007
---------------------------------------------------------------------------------------
Laredo (City of) Community College District;
  Limited Tax Series 2002 GO
  5.25%, 08/01/32(b)                           AAA     Aaa       1,000        1,022,490
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Little Elm (City of) Independent School
  District;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 08/15/35                              AAA     --       $2,500     $  2,760,575
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  6.13%, 08/15/35                              AAA     --        1,000        1,115,610
---------------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility Systems;
  Limited Tax Series 1996 GO Ctfs.
  5.85%, 08/01/11(b)                           AAA     Aaa         605          676,178
---------------------------------------------------------------------------------------
  5.90%, 08/01/06(e)(f)                        AAA     Aaa       1,100        1,252,251
---------------------------------------------------------------------------------------
Matagorda (County of) Navigation District
  No.1 (Reliant Energy Project); Refunding
  Series 1999 B RB
  5.95%, 05/01/30(c)                           BBB-    Ba1       2,000        1,632,160
---------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.30%, 02/15/25                              AAA     Aaa       1,765        1,818,444
---------------------------------------------------------------------------------------
North Texas Higher Education Authority Inc.;
  Student Loan Series 1993 C RB
  6.10%, 04/01/08(c)                            --     Aa2       1,000        1,023,090
---------------------------------------------------------------------------------------
  Student Loan Series 1993 D RB
  6.30%, 04/01/09(c)                            --     A2          500          511,400
---------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO
  5.50%, 08/15/24                              AAA     Aaa       1,000        1,049,090
---------------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series 2002
  GO Ctfs.
  5.25%, 04/01/32(b)                           AAA     Aaa       2,000        2,041,080
---------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  5.50%, 08/15/23                              AAA     Aaa       1,615        1,708,686
---------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/19                              AAA     Aaa         850          947,334
---------------------------------------------------------------------------------------
Richardson (City of);
  Limited Tax Series 2000 A GO Ctfs.
  5.75%, 02/15/21(b)                           AAA     Aaa       2,000        2,167,960
---------------------------------------------------------------------------------------
  Limited Tax Series 2001 GO Ctfs.
  5.00%, 02/15/19                              AA+     Aa1       1,720        1,762,243
---------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.50%, 12/01/12                              BBB+   Baa1         785          815,144
---------------------------------------------------------------------------------------
  6.75%, 12/01/23                              BBB+   Baa1       1,000        1,030,490
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series 2001
  RB
  5.25%, 04/01/19(b)                           AAA     Aaa      $1,000     $  1,049,270
---------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  5.50%, 08/15/24                              AAA     Aaa       3,500        3,671,815
---------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District; Refunding Unlimited Tax
  Building Series 2001 GO
  5.13%, 08/01/25                               --     Aaa       1,535        1,559,806
---------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  5.00%, 08/01/23                               --     Aaa         750          756,188
---------------------------------------------------------------------------------------
Spring Branch Independent School District;
  Limited Tax Series 2000 GO
  5.75%, 02/01/24                              AAA     Aaa       1,700        1,836,782
---------------------------------------------------------------------------------------
Texas (State of) (Veteran's Land); Unlimited
  Tax Series 1994 GO
  6.40%, 12/01/24(c)                            AA     Aa1       2,000        2,155,500
---------------------------------------------------------------------------------------
Texas (State of) (Water Development);
  Refunding Unlimited Tax Series 2001 A GO
  5.25%, 08/01/35                               AA     Aa1       1,840        1,876,598
---------------------------------------------------------------------------------------
Texas (State of) (Water Financial
  Assistance); Unlimited Tax Series 2002 GO
  5.00%, 08/01/23                               AA     Aa1       1,000        1,006,760
---------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16                               A      --          310          317,294
---------------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16                              BBB+    --          735          739,072
---------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority; First
  Tier Turnpike System Series 2002 A RB
  5.50%, 08/15/39(b)                           AAA     Aaa       1,000        1,052,230
---------------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(b)                           AAA     Aaa       1,000        1,015,480
---------------------------------------------------------------------------------------
  5.25%, 03/01/27(b)                           AAA     Aaa       2,800        2,862,720
---------------------------------------------------------------------------------------
  5.50%, 03/01/13(b)                           AAA     Aaa       1,725        1,901,951
---------------------------------------------------------------------------------------
Tyler (City of) Health Facilities Development
  Corp. (Mother Frances Hospital); Hospital
  Series 1997 A RB
  5.63%, 07/01/13                               --    Baa1       1,000        1,000,700
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

United Independent School District; Unlimited
  Tax Series 2000 GO
  5.13%, 08/15/26                              AAA     Aaa      $1,000     $  1,016,190
---------------------------------------------------------------------------------------
University of Texas Financing System; Series
  1999 B RB
  5.70%, 08/15/09(e)(f)                        AAA     Aaa       1,000        1,157,690
---------------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(b)                           AAA     Aaa       1,000        1,058,250
---------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax Series
  2002 GO
  5.25%, 08/15/26                               --     Aaa       2,000        2,053,900
---------------------------------------------------------------------------------------
  5.38%, 08/15/27                               --     Aaa       1,000        1,039,130
---------------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1994 GO
  6.40%, 02/15/05(e)(f)                        NRR     Aaa         900          989,649
---------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.40%, 02/15/12                               --     Aaa         100          108,554
---------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
  Public Facility Corp.; Refunding Lease
  Series 2001 RB
  5.38%, 11/15/24(b)                           AAA     Aaa       1,300        1,335,035
=======================================================================================
                                                                            105,911,661
=======================================================================================

UTAH-1.72%

Intermountain Power Agency;
  Power Supply Series 1995 B RB
  5.00%, 07/01/16(e)(f)                         A+     A1        2,000        2,008,240
---------------------------------------------------------------------------------------
  Unrefunded Power Supply Series 1995 B RB
  5.00%, 07/01/16                               A+     A1        1,150        1,153,255
---------------------------------------------------------------------------------------
Salt Lake (County of) (Westminster College
  Project); Series 1997 RB
  5.75%, 10/01/27                              BBB     --        1,000        1,022,150
---------------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series 2001
  RB
  5.20%, 08/15/26(b)                           AAA     Aaa       1,500        1,527,900
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

UTAH-(CONTINUED)

Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 1994 C RB
  6.05%, 07/01/06                              AA-     Aa3      $   90     $     95,492
---------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 E-1
  RB
  6.30%, 07/01/06                              AA-     Aa3          60           63,878
---------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 G-1
  RB
  7.15%, 07/01/06                              AA-     Aa3          20           20,727
---------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 2000 B-1
  RB
  6.00%, 07/01/10(c)                           AA-     Aa3         665          698,749
---------------------------------------------------------------------------------------
  Sr. Single Family Mortgage Series 1995 G-2
  RB
  6.45%, 07/01/27(c)                           AAA     Aaa         480          497,261
---------------------------------------------------------------------------------------
Utah (State of) Transit Authority; Sales Tax
  Series 2002 A RB
  5.00%, 06/15/25(b)                           AAA     Aaa       1,105        1,110,061
=======================================================================================
                                                                              8,197,713
=======================================================================================

VERMONT-0.24%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Hospital Series 2000 A RB
  6.00%, 12/01/23(b)                           AAA     Aaa       1,000        1,121,840
=======================================================================================

VIRGIN ISLANDS-0.11%

Virgin Islands (Territory of) Public Finance
  Authority (Gross Receipts Taxes Loan
  Notes); Series 1999 A RB
  6.13%, 10/01/29(b)                            A      --          500          538,800
=======================================================================================

VIRGINIA-0.90%

Fauquier (County of) Industrial Development
  Authority (Fauquier Hospital Foundation,
  Inc.); Hospital Series 2002 RB
  5.25%, 10/01/31                               AA     --        1,000        1,017,390
---------------------------------------------------------------------------------------
Fredericksburg (City of) Industrial
  Development Authority (Medicorp. Health
  System); Series 2002 B RB
  5.13%, 06/15/33                               --     A3          250          245,638
---------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care Facility
  Series 2002 A RB
  6.50%, 06/01/22(d)                            --     --        1,000          978,800
---------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  6.00%, 12/01/22(b)                            A      --        1,000        1,057,940
---------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Virginia (State of) Resources Authority
  (Tuckahoe Creek Service District Project);
  Water & Sewer System Series 2002 RB
  5.00%, 11/01/35                               AA     Aa2      $1,000     $    998,320
=======================================================================================
                                                                              4,298,088
=======================================================================================

WASHINGTON-1.69%

Clark (County of) School District No. 117;
  Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(e)(f)                        AAA     Aaa       1,000        1,120,920
---------------------------------------------------------------------------------------
King (County of);
  Sewer Series 1999 RB
  5.50%, 01/01/22(b)                           AAA     Aaa       1,000        1,047,340
---------------------------------------------------------------------------------------
  Unlimited Tax Series 1969 GO
  5.50%, 07/01/07(e)(f)                        AAA     Aaa         490          557,311
---------------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B RB
  6.30%, 01/01/17                              BBB+    A3        1,400        1,503,180
---------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 RB
  5.25%, 10/01/21(b)                           AAA     Aaa       1,000        1,030,790
---------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 1); Refunding
  Series 1996 A RB
  5.75%, 07/01/12(b)                           AAA     Aaa       2,000        2,249,040
---------------------------------------------------------------------------------------
West Richland (City of); Water & Sewer Series
  1994 RB
  7.00%, 12/01/04(e)(f)                        AAA     Aaa         500          551,530
=======================================================================================
                                                                              8,060,111
=======================================================================================

WISCONSIN-1.41%

Ladysmith-Hawkins School District; Refunding
  Unlimited Tax Series 2002 GO
  4.50%, 04/01/19(b)                            --     Aaa       1,350        1,319,598
---------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR           MARKET
                                               S&P   MOODY'S   (000)          VALUE
---------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Muskego-Norway School District; Refunding
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/21(b)                            --     Aaa      $1,000     $  1,015,350
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996 RB
  5.75%, 08/15/16(b)                           AAA     Aaa       1,500        1,651,860
---------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters of the
  Sorrowful Mother Ministry Corp.); Series
  1997 A RB
  5.90%, 08/15/24(b)                           AAA     Aaa       2,500        2,703,075
=======================================================================================
                                                                              6,689,883
=======================================================================================

WYOMING-0.50%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series 1992 RB
  6.70%, 05/01/12(b)                           AAA     Aaa         250          256,155
---------------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical Center
  Project); Hospital Series 1995 RB
  6.00%, 09/15/11(b)                           AAA     Aaa       1,000        1,109,540
---------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                              BBB+    A3        1,000        1,026,010
=======================================================================================
                                                                              2,391,705
=======================================================================================
TOTAL INVESTMENTS-99.13% (Cost $446,474,757)                                471,498,596
=======================================================================================
OTHER ASSETS LESS LIABILITIES-0.87%                                           4,124,629
=======================================================================================
NET ASSETS-100.00%                                                         $475,623,225
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

COP   - Certificate of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Allocation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Security subject to the alternative minimum tax.
(d) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $475,623,225, which represented 0.43% of the Fund's net assets. These securities are considered illiquid.
(h) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 01/31/03.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j) Principal and interest payments are guaranteed by a letter of credit agreement.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $446,474,757)                                $471,498,596
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  557,283
-----------------------------------------------------------
  Interest                                        6,785,298
-----------------------------------------------------------
Investment for deferred compensation plan            78,344
-----------------------------------------------------------
Other assets                                         37,624
===========================================================
    Total assets                                478,957,145
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             996,820
-----------------------------------------------------------
  Fund shares reacquired                          1,239,018
-----------------------------------------------------------
  Dividends                                         736,811
-----------------------------------------------------------
  Deferred compensation plan                         78,344
-----------------------------------------------------------
Accrued distribution fees                           218,073
-----------------------------------------------------------
Accrued trustees' fees                                1,028
-----------------------------------------------------------
Accrued transfer agent fees                          13,113
-----------------------------------------------------------
Accrued operating expenses                           50,713
===========================================================
    Total liabilities                             3,333,920
===========================================================
Net assets applicable to shares outstanding    $475,623,225
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $342,010,220
___________________________________________________________
===========================================================
Class B                                        $106,973,053
___________________________________________________________
===========================================================
Class C                                        $ 26,639,952
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          42,220,183
___________________________________________________________
===========================================================
Class B                                          13,183,625
___________________________________________________________
===========================================================
Class C                                           3,289,473
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.10
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.10 divided by
      95.25%)                                  $       8.50
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.11
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.10
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                        $12,903,711
===========================================================

EXPENSES:

Advisory fees                                     1,058,214
-----------------------------------------------------------
Administrative services fees                         59,159
-----------------------------------------------------------
Custodian fees                                        9,105
-----------------------------------------------------------
Distribution fees -- Class A                        429,314
-----------------------------------------------------------
Distribution fees -- Class B                        537,321
-----------------------------------------------------------
Distribution fees -- Class C                        138,905
-----------------------------------------------------------
Transfer agent fees                                 136,573
-----------------------------------------------------------
Trustees' fees                                        5,771
-----------------------------------------------------------
Other                                                80,240
===========================================================
    Total expenses                                2,454,602
===========================================================
Less: Expenses paid indirectly                       (3,572)
===========================================================
    Net expenses                                  2,451,030
===========================================================
Net investment income                            10,452,681
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities        551,800
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           1,860,654
===========================================================
Net gain from investment securities               2,412,454
===========================================================
Net increase in net assets resulting from
  operations                                    $12,865,135
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the year ended July 31, 2002 (Unaudited)

                                                                 JANUARY 31,          JULY 31,
                                                                     2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                          $ 10,452,681       $ 21,138,440
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 551,800           (210,205)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                           1,860,654           (392,841)
================================================================================================
    Net increase in net assets resulting from operations           12,865,135         20,535,394
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (7,951,107)       (16,156,773)
------------------------------------------------------------------------------------------------
  Class B                                                          (2,090,093)        (3,770,131)
------------------------------------------------------------------------------------------------
  Class C                                                            (541,191)          (953,868)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                             776,209         17,431,346
------------------------------------------------------------------------------------------------
  Class B                                                           2,356,583         17,606,047
------------------------------------------------------------------------------------------------
  Class C                                                          (2,661,638)        11,286,232
================================================================================================
    Net increase in net assets                                      2,753,898         45,978,247
================================================================================================

NET ASSETS:

  Beginning of period                                             472,869,327        426,891,080
================================================================================================
  End of period                                                  $475,623,225       $472,869,327
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                  $461,326,317       $460,855,163
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                 190,114            319,824
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (10,917,045)       (11,468,845)
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 25,023,839         23,163,185
================================================================================================
                                                                 $475,623,225       $472,869,327
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $59,159 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $85,959 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class

B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, the Class A, Class B and Class C shares paid $429,314, $537,321 and $138,905, respectively.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2003, AIM Distributors retained $31,472 in front-end sales commissions from the sale of Class A shares and $38,562, $1,510 and $52,695 for Class A, Class B shares and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended January 31, 2003, the Fund paid legal fees of $2,355 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,572 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,572.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2003                                 $   728,546
----------------------------------------------------------
July 31, 2004                                      92,144
----------------------------------------------------------
July 31, 2007                                   1,947,609
----------------------------------------------------------
July 31, 2008                                   8,431,875
==========================================================
Total capital loss carryforward               $11,200,174
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2003 was $54,062,722 and $57,723,907, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $29,039,718
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,983,187)
===========================================================
Net unrealized appreciation of investment
  securities                                    $25,056,531
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $446,442,065.

NOTE 8--SHARE INFORMATION


The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Changes in shares outstanding during the six months ended January 31, 2003 and the year ended July 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2003                JULY 31, 2002
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      17,514,398   $ 141,750,955    25,443,792   $ 203,919,132
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,205,816      17,924,615     5,648,537      45,438,128
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,271,125      10,293,085     3,492,497      27,986,065
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         542,863       4,398,059     1,118,428       8,950,726
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         159,648       1,295,089       281,101       2,253,388
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          47,954         388,410        86,031         687,981
=======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                              --              --     4,890,500      39,744,960
=======================================================================================================================
Conversion of Class B shares to Class A shares:**
  Class A                                                         277,349       2,242,090            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (276,389)     (2,242,090)           --              --
=======================================================================================================================
Reacquired:
  Class A                                                     (18,237,759)   (147,614,895)  (29,353,247)   (235,183,472)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,805,196)    (14,621,031)   (3,758,234)    (30,085,469)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,649,837)    (13,343,133)   (2,179,285)    (17,387,814)
=======================================================================================================================
                                                                   49,972   $     471,154     5,670,120   $  46,323,625
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * As of the close of business September 7, 2001, the Fund acquired all the net assets of AIM Tax-Exempt Bond Fund of Connecticut pursuant to a plan of reorganization approved by AIM Tax-Exempt Bond Fund of Connecticut shareholders on June 13, 2001. The acquisition was accomplished by a tax-free exchange of 4,890,500 shares of the Fund for 3,624,409 shares of AIM Tax-Exempt Bond Fund of Connecticut outstanding as of the close of business on September 7, 2001. AIM Tax-Exempt Bond Fund of Connecticut net assets at that date of $39,744,960, including $2,619,081 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $446,100,096.
** Prior to the year ended July 31, 2002, conversion of Class B shares to Class
   A shares were included in Class A share sold and Class B shares reacquired.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR ENDED JULY 31,     SEVEN MONTHS    YEAR ENDED DECEMBER
                                                     ENDED                                     ENDED                 31,
                                                   JANUARY 31,       --------------------     JULY 31,       --------------------
                                                     2003              2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   8.06         $   8.06    $   7.83      $   7.74      $   8.35    $   8.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.19             0.38(a)     0.40          0.24(b)       0.41        0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.04             0.00        0.23          0.09         (0.61)       0.01
=================================================================================================================================
    Total from investment operations                    0.23             0.38        0.63          0.33         (0.20)       0.43
=================================================================================================================================
Less dividends from net investment income              (0.19)           (0.38)      (0.40)        (0.24)        (0.41)      (0.42)
=================================================================================================================================
Net asset value, end of period                      $   8.10         $   8.06    $   8.06      $   7.83      $   7.74    $   8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         2.86%            4.84%       8.28%         4.32%        (2.45)%      5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $342,010         $339,545    $322,437      $283,416      $294,720    $327,705
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.81%(d)         0.81%       0.85%         0.85%(e)      0.84%       0.82%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                4.58%(d)         4.79%(a)     5.06%        5.32%(e)      5.01%       5.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                12%              35%         28%           18%           28%         19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $340,651,090.
(e)  Annualized.
(f)  Not annualized for periods less than one year.



                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR ENDED JULY 31,     SEVEN MONTHS        YEAR ENDED
                                                       ENDED                                     ENDED            DECEMBER 31,
                                                     JANUARY 31,       --------------------    JULY 31,        ------------------
                                                       2003              2002        2001        2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   8.07         $   8.07     $  7.84      $  7.75       $  8.37    $  8.36
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.16             0.32(a)     0.34         0.21(b)       0.35       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.04             0.00        0.23         0.08         (0.62)      0.01
=================================================================================================================================
    Total from investment operations                      0.20             0.32        0.57         0.29         (0.27)      0.37
=================================================================================================================================
Less dividends from net investment income                (0.16)           (0.32)      (0.34)       (0.20)        (0.35)     (0.36)
=================================================================================================================================
Net asset value, end of period                        $   8.11         $   8.07     $  8.07      $  7.84       $  7.75    $  8.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           2.48%            4.05%       7.46%        3.84%        (3.28)%     4.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $106,973         $104,150     $86,565      $67,363       $72,256    $72,723
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.56%(d)         1.56%       1.60%        1.61%(e)      1.59%      1.57%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  3.83%(d)         4.04%(a)    4.31%        4.56%(e)      4.26%      4.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  12%              35%         28%          18%           28%        19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $106,588,104.
(e)  Annualized.
(f)  Not annualized for periods less than one year.



                                                                                        CLASS C
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS        YEAR ENDED JULY 31,    SEVEN MONTHS       YEAR ENDED
                                                         ENDED                                    ENDED           DECEMBER 31,
                                                       JANUARY 31,       -------------------    JULY 31,        ----------------
                                                         2003             2002        2001        2000           1999      1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  8.06         $  8.05     $  7.83       $ 7.74       $ 8.35    $ 8.35
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.16            0.32(a)     0.34         0.21(b)      0.35      0.36
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.04            0.01        0.22         0.08        (0.61)     0.00
================================================================================================================================
    Total from investment operations                        0.20            0.33        0.56         0.29        (0.26)     0.36
================================================================================================================================
Less dividends from net investment income                  (0.16)          (0.32)      (0.34)       (0.20)       (0.35)    (0.36)
================================================================================================================================
Net asset value, end of period                           $  8.10         $  8.06     $  8.05       $ 7.83       $ 7.74    $ 8.35
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                             2.49%           4.19%       7.34%        3.85%       (3.16)%    4.36%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $26,640         $29,175     $17,889       $8,252       $9,652    $9,565
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                     1.56%(d)        1.56%       1.60%        1.61%(e)     1.59%     1.57%
================================================================================================================================
Ratio of net investment income to average net assets        3.83%(d)        4.04%(a)    4.31%        4.56%(e)     4.26%     4.25%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                    12%             35%         28%          18%          28%       19%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,554,534.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the period August 30, 2002 (date operations commenced) through January 31, 2003.
NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period August 30, 2002 (date operations commenced) through January 31, 2003 was $140,212,873 and $16,199,052, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $ 887,360
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (149,881)
==========================================================
Net unrealized appreciation of investment
  securities                                     $ 737,479
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.

NOTE 7--SHARE INFORMATION

The Fund currently offers Class C shares. Class C shares are sold at net asset value.

    Changes in Class C shares outstanding during the period August 30, 2002 (date operations commenced) through January 31, 2003 were as follows:

                                         AUGUST 30, 2002
                                         (DATE OPERATIONS
                                          COMMENCED) TO
                                         JANUARY 31, 2003
                                    --------------------------
                                      SHARES         AMOUNT
--------------------------------------------------------------
Sold                                15,963,724    $159,980,873
==============================================================
Issued as reinvestment of
  dividends                             65,216         654,650
==============================================================
Reacquired                          (3,881,464)    (38,865,177)
==============================================================
                                    12,147,476    $121,770,346
______________________________________________________________
==============================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    As of January 31, 2003, permanent reclassifications for paydown gains (losses) amounted to $389,739 which may be more or less than the permanent reclassifications for paydown gains (losses) at fiscal year-end.


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the period August 30, 2002 (date operations commenced) through January 31, 2003.

                                                                        CLASS C
                                                              ---------------------------
                                                                    AUGUST 30, 2002
                                                              (DATE OPERATIONS COMMENCED)
                                                                    TO JANUARY 31,
                                                                         2003
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  10.01
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                    0.04(a)
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                   0.11
=========================================================================================
    Total from investment operations                                       0.15
=========================================================================================
Less dividends from net investment income                                 (0.12)
=========================================================================================
Net asset value, end of period                                         $  10.04
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                                            1.46%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $121,982
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         1.20%(c)
-----------------------------------------------------------------------------------------
  Without fee waivers                                                      1.78%(c)
=========================================================================================
Ratio of net investment income to average net assets                       0.93%(c)
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate(d)                                                   27%
_________________________________________________________________________________________
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $65,171,838.
(d)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-47.46%

AEROSPACE & DEFENSE-0.37%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06                       $  150,000   $   168,790
-----------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07               40,000        43,772
=======================================================================
                                                                212,562
=======================================================================

AGRICULTURAL PRODUCTS-0.57%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                           300,000       326,439
=======================================================================

AUTOMOBILE MANUFACTURERS-0.46%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         200,000       201,692
-----------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                         60,000        64,095
=======================================================================
                                                                265,787
=======================================================================

BANKS-6.04%

Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                          250,000       280,032
-----------------------------------------------------------------------
Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        100,000       113,075
-----------------------------------------------------------------------
Citicorp,
  Jr. Unsec. Sub. Notes, 6.38%, 01/15/06          100,000       107,872
-----------------------------------------------------------------------
  Sub. Global Notes, 6.75%, 08/15/05              150,000       165,022
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 7.13%, 09/01/05              200,000       223,064
-----------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $107,346)(a)                                    100,000       107,062
-----------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $53,049)(a)                                      50,000        50,668
-----------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Global Notes, 4.63%, 03/01/07                   200,000       212,904
-----------------------------------------------------------------------
  Medium Term Yankee Notes, 4.88%, 09/06/06       250,000       267,536
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                250,000       299,667
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          100,000       103,455
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom), Unsec. Sub.
  Floating Rate Euro Notes, 1.69%,
  06/29/49(b)                                     300,000       241,338
-----------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $104,633)(a)                                    100,000       104,984
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           250,000       316,462
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 100,000       108,690
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                          300,000       357,000
-----------------------------------------------------------------------
U.S. Bank N.A., Sub. Global Notes, 6.30%,
  02/04/14                                         25,000        27,891
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BANKS-(CONTINUED)

Union Planters Bank N.A., Unsec. Putable Sub.
  Notes, 6.50%, 03/15/08                       $  250,000   $   278,437
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Sub. Notes, 6.80%,
  06/01/05                                        100,000       110,003
=======================================================================
                                                              3,475,162
=======================================================================

BREWERS-0.13%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                  65,000        72,763
=======================================================================

BROADCASTING & CABLE TV-2.40%

Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                   150,000       178,246
-----------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 01/15/15                          400,000       400,612
-----------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 100,000       106,391
-----------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05              100,000       108,258
-----------------------------------------------------------------------
  Sr. Notes, 8.65%, 09/15/04                      400,000       428,500
-----------------------------------------------------------------------
  Sr. Unsec. Deb., 7.88%, 02/15/26                 50,000        51,948
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                50,000        53,812
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                         50,000        53,334
=======================================================================
                                                              1,381,101
=======================================================================

COMPUTER HARDWARE-0.22%

International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                 100,000       126,336
=======================================================================

CONSUMER FINANCE-6.01%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                          150,000       168,429
-----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   100,000       111,719
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Unsec. Gtd. Global Notes, 6.85%, 06/15/04       598,000       632,343
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                        100,000       100,841
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes, 7.88%, 06/15/10                    60,000        59,733
-----------------------------------------------------------------------
  Unsec. Floating Rate Notes, 1.60%,
    03/17/03(c)                                   350,000       349,447
-----------------------------------------------------------------------
  Unsec. Global Notes,
  6.70%, 07/16/04                                 250,000       257,125
-----------------------------------------------------------------------
  6.88%, 02/01/06                                 235,000       237,143
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 6.85%, 06/17/04                   250,000       261,488
-----------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05              300,000       304,833
-----------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            200,000       211,032
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Household Finance Corp.,
  Sr. Unsec. Global Notes,
  6.50%, 01/24/06                              $  100,000   $   107,409
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 600,000       657,714
=======================================================================
                                                              3,459,256
=======================================================================

DISTILLERS & VINTNERS-0.42%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 200,000       243,264
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-11.58%

American General Finance Corp., Sr. Notes,
  6.75%, 11/15/04                                 200,000       214,650
-----------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $199,374)(a)                                    200,000       199,464
-----------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $149,763)(a)                                    150,000       149,823
-----------------------------------------------------------------------
Associates Corp. of North America, Sr. Global
  Notes, 5.80%, 04/20/04                          250,000       262,010
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        200,000       303,870
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.60%, 11/25/03(d)                              100,000       100,063
-----------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                40,000        42,454
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 350,000       389,379
-----------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Global Notes,
  6.63%, 06/15/32                                 100,000       110,239
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 05/01/02-07/25/02; Cost
  $218,028)(a)                                    200,000       238,666
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                 45,000        54,237
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
  5.00%, 06/15/07                                 200,000       211,452
-----------------------------------------------------------------------
  6.80%, 11/01/05                                 400,000       444,048
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          150,000       168,093
-----------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Global Notes,
  6.38%, 03/15/06                                 125,000       136,830
-----------------------------------------------------------------------
  8.00%, 06/15/05                                 400,000       449,428
-----------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09             60,000        69,754
-----------------------------------------------------------------------
John Hancock Global Funding II, Notes,
  5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $99,945)(a)                                100,000       103,804
-----------------------------------------------------------------------
  6.50%, 03/01/11 (Acquired 07/24/02;
  Cost $263,610)(a)                               250,000       266,820
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                              $  250,000   $   280,825
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 250,000       295,418
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          150,000       168,245
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05                     250,000       259,430
-----------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05               375,000       418,410
-----------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                   200,000       216,084
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $166,261)(a)                                    148,178       171,305
-----------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                   100,000       108,001
-----------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                        265,000       271,455
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          400,000       451,372
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                 100,000       108,327
=======================================================================
                                                              6,663,956
=======================================================================

ELECTRIC UTILITIES-2.07%

Duke Energy Corp., Bonds, 6.45%, 10/15/32          80,000        78,129
-----------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Euro Notes, 1.94%, 09/29/49                350,000       310,366
-----------------------------------------------------------------------
  Gtd. Yankee Bonds, 9.40%, 02/01/21(e)            50,000        71,068
-----------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Notes, 8.00%, 06/01/04(e)                       210,000       223,509
-----------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                          500,000       506,405
=======================================================================
                                                              1,189,477
=======================================================================

GAS UTILITIES-0.47%

Kinder Morgan, Inc., Sr. Notes, 6.80%,
  03/01/08                                        250,000       270,750
=======================================================================

GENERAL MERCHANDISE STORES-0.25%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        125,000       141,089
=======================================================================

INDUSTRIAL MACHINERY-0.18%

Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $99,949)(a)                      100,000       105,156
=======================================================================

INTEGRATED OIL & GAS-2.74%

BP Canada Finance Co. (Canada), Unsec. Gtd.
  Unsub. Yankee Bonds, 3.38%, 10/31/07            300,000       300,315
-----------------------------------------------------------------------
Conoco Inc., Sr. Unsec. Global Notes, 5.90%,
  04/15/04                                        350,000       366,961
-----------------------------------------------------------------------
ConocoPhillips, Unsec. Global Notes, 8.50%,
  05/25/05                                        100,000       113,362
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/04            $  350,000   $   457,125
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.50%, 04/01/05                                 250,000       269,015
-----------------------------------------------------------------------
  7.38%, 11/15/08                                  60,000        69,138
=======================================================================
                                                              1,575,916
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.78%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        81,452
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04              400,000       392,500
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  5.70%, 11/15/03                                 700,000       697,375
-----------------------------------------------------------------------
  6.00%, 01/15/07                                 100,000        91,125
-----------------------------------------------------------------------
  7.13%, 01/30/06                                  50,000        47,563
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%,
  11/15/08                                         35,000        30,494
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          250,000       261,253
=======================================================================
                                                              1,601,762
=======================================================================

LIFE & HEALTH INSURANCE-0.78%

American General Corp., Unsec. Notes, 7.75%,
  04/01/05                                        280,000       311,114
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        120,000       137,467
=======================================================================
                                                                448,581
=======================================================================

MOVIES & ENTERTAINMENT-1.26%

AOL Time Warner Inc., Sr. Gtd. Unsub. Global
  Notes, 6.13%, 04/15/06                          400,000       415,308
-----------------------------------------------------------------------
Walt Disney Co. (The), Medium Term Notes,
  5.25%, 11/10/03                                 300,000       307,200
=======================================================================
                                                                722,508
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.88%

Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                 450,000       469,449
-----------------------------------------------------------------------
  7.30%, 08/15/31                                 300,000       316,776
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                        200,000       234,286
-----------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $304,776)(a)                               300,000       335,619
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                         30,000        35,902
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Global Deb., 7.88%, 09/30/31                     30,000        35,618
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Noble Energy, Inc., Sr. Unsec. Notes, 8.00%,
  04/01/27                                     $  100,000   $   113,207
-----------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    100,000       113,469
=======================================================================
                                                              1,654,326
=======================================================================

PHARMACEUTICALS-0.61%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        300,000       351,894
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.20%

Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                 100,000       111,830
=======================================================================

PUBLISHING-0.92%

News America Inc., Putable Deb., 6.75%,
  01/09/10                                        100,000       103,283
-----------------------------------------------------------------------
Tribune Co., Putable Notes, 6.61%, 09/15/04       400,000       427,840
=======================================================================
                                                                531,123
=======================================================================

REAL ESTATE-1.50%

EOP Operating L.P.,
  Sr. Unsec. Notes, 6.50%, 06/15/04               110,000       114,598
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.25%, 02/15/18                30,000        32,683
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               20,000        21,405
-----------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                   420,000       434,288
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub.
  Notes, 6.80%, 05/01/04                          250,000       261,478
=======================================================================
                                                                864,452
=======================================================================

SOFT DRINKS-0.38%

Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                 200,000       221,016
=======================================================================

SOVEREIGN DEBT-1.70%

Export Development Canada (Canada), Global
  Bonds, 4.00%, 08/01/07                          350,000       362,366
-----------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                        100,000       110,172
-----------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Global
  Bonds, 5.80%, 10/25/32                          300,000       310,236
-----------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes, 6.38%, 01/16/13       200,000       195,500
=======================================================================
                                                                978,274
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.54%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31            300,000       310,125
=======================================================================
    Total Bonds & Notes (Cost $26,729,605)                   27,304,905
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

ASSET-BACKED SECURITIES-1.67%

AIRLINES-0.81%

Continental Airlines, Inc., Class A-1,
  Series 2000-1, Sr. Pass Through Ctfs.,
  8.05%, 11/01/20                              $  161,331   $   142,374
-----------------------------------------------------------------------
  Series 2000-2, Sr. Sec. Pass Through Ctfs.,
  7.71%, 04/02/21                                 253,266       227,306
-----------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
    01/02/18                                      106,107        94,529
=======================================================================
                                                                464,209
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.86%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-10/03/02; Cost
  $313,955)(a)                                    295,004       322,841
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 08/20/02; Cost
  $166,614)(a)                                    150,000       173,379
=======================================================================
                                                                496,220
=======================================================================
    Total Asset-Backed Securities (Cost
      $975,257)                                                 960,429
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-44.12%

FEDERAL HOME LOAN BANK-2.16%

Unsec. Bonds,
  4.88%, 04/16/04 to 05/15/07                     650,000       691,170
-----------------------------------------------------------------------
  5.70%, 03/03/09                                 500,000       553,445
=======================================================================
                                                              1,244,615
=======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-11.58%

Pass Through Ctfs.,
  6.50%, 05/01/16 to 08/01/32                   1,738,846     1,818,040
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                     783,207       826,381
-----------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                     706,463       738,003
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                     426,292       455,027
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,(f)
  6.00%, 02/01/33                               2,210,000     2,287,634
-----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                 500,000       536,380
=======================================================================
                                                              6,661,465
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-21.40%

Bonds,
  5.88%, 02/02/06                                 350,000       384,174
-----------------------------------------------------------------------
Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                   1,037,971     1,105,336
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32                   1,650,970     1,742,261
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                   3,788,429     3,956,273
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/22                   1,296,113     1,349,773
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                   2,018,198     2,180,524
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs., TBA,(f)
  6.00%, 02/01/33(g)                           $  675,000   $   698,780
-----------------------------------------------------------------------
  7.00%, 02/01/33                                 200,000       210,688
-----------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                  45,000        52,358
-----------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                 150,000       159,638
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 150,000       158,067
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 300,000       309,699
=======================================================================
                                                             12,307,571
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-7.94%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                   1,068,855     1,151,036
-----------------------------------------------------------------------
  8.50%, 02/15/25                                 147,670       161,960
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  34,894        38,114
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 08/15/31                   1,222,776     1,299,312
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 07/15/32                   1,333,475     1,401,447
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     496,857       517,741
=======================================================================
                                                              4,569,610
=======================================================================

TENNESSEE VALLEY AUTHORITY-1.04%

Unsec. Bonds,
  7.14%, 05/23/12                                 500,000       596,615
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $24,927,627)                                     25,379,876
=======================================================================

U.S. TREASURY SECURITIES-7.68%

U.S. TREASURY NOTES-6.53%

  4.63%, 05/15/06                               1,500,000     1,606,635
-----------------------------------------------------------------------
  6.50%, 10/15/06                                 150,000       170,789
-----------------------------------------------------------------------
  3.50%, 11/15/06                                 100,000       103,266
-----------------------------------------------------------------------
  6.13%, 08/15/07                                 150,000       170,742
-----------------------------------------------------------------------
  4.75%, 11/15/08                               1,580,000     1,703,682
=======================================================================
                                                              3,755,114
=======================================================================

U.S. TREASURY BONDS-1.15%

  7.50%, 11/15/16                                 150,000       194,413
-----------------------------------------------------------------------
  6.25%, 08/15/23                                 400,000       465,688
=======================================================================
                                                                660,101
=======================================================================
    Total U.S. Treasury Securities (Cost
      $4,380,438)                                             4,415,215
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-3.77%

STIC Liquid Assets Portfolio(h)                 1,083,893     1,083,893
-----------------------------------------------------------------------
STIC Prime Portfolio(h)                         1,083,893     1,083,893
=======================================================================
    Total Money Market Funds (Cost
$2,167,786)                                                   2,167,786
=======================================================================
TOTAL INVESTMENTS-104.70% (Cost $59,180,713)                 60,228,211
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.70%)                        (2,701,778)
=======================================================================
NET ASSETS-100.00%                                          $57,526,433
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $2,329,591, which represented 4.05% of the Fund's net assets. These securities are considered to be illiquid.
(b) Interest rates are redetermined semiannually. Rates shown are rates in effect on 01/31/03.
(c) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/03.
(d) Interest rates are redetermined monthly. Rates shown are rates in effect on 01/31/03.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or Financial Security Assurance.
(f) Security purchased on forward commitment basis.
(g) These securities are subject to dollar roll transactions. See Note 1 Section C.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $59,180,713)                                  $60,228,211
-----------------------------------------------------------
Receivables for:
  Investments sold                                  374,959
-----------------------------------------------------------
  Fund shares sold                                  666,876
-----------------------------------------------------------
  Dividends and interest                            672,759
-----------------------------------------------------------
  Amount due from advisor                            42,486
-----------------------------------------------------------
Investment for deferred compensation plan             2,765
-----------------------------------------------------------
Other assets                                         17,044
===========================================================
     Total assets                                62,005,100
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           4,080,754
-----------------------------------------------------------
  Fund shares reacquired                            295,614
-----------------------------------------------------------
  Dividends                                          16,493
-----------------------------------------------------------
  Deferred compensation plan                          2,765
-----------------------------------------------------------
Accrued distribution fees                            40,838
-----------------------------------------------------------
Accrued trustees' fees                                  868
-----------------------------------------------------------
Accrued transfer agent fees                          14,922
-----------------------------------------------------------
Accrued operating expenses                           26,413
===========================================================
     Total liabilities                            4,478,667
===========================================================
Net assets applicable to shares outstanding     $57,526,433
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $18,820,844
___________________________________________________________
===========================================================
Class B                                         $31,407,450
___________________________________________________________
===========================================================
Class C                                         $ 7,298,139
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           1,806,241
___________________________________________________________
===========================================================
Class B                                           3,014,270
___________________________________________________________
===========================================================
Class C                                             700,424
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.42
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.42 divided by
       95.25%)                                  $     10.94
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.42
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.42
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS

For the six months ended January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                         $  926,061
-----------------------------------------------------------
Dividends from affiliated money market funds         15,942
===========================================================
    Total investment income                         942,003
===========================================================

EXPENSES:

Advisory fees                                       106,830
-----------------------------------------------------------
Administrative services fees                         25,206
-----------------------------------------------------------
Custodian fees                                       12,270
-----------------------------------------------------------
Distribution fees -- Class A                         25,504
-----------------------------------------------------------
Distribution fees -- Class B                        117,748
-----------------------------------------------------------
Distribution fees -- Class C                         23,044
-----------------------------------------------------------
Transfer agent fees                                  63,158
-----------------------------------------------------------
Trustees' fees                                        4,244
-----------------------------------------------------------
Registration and filing fees                         36,513
-----------------------------------------------------------
Other                                                30,816
===========================================================
    Total expenses                                  445,333
===========================================================
Less: Fees waived and expenses reimbursed          (127,013)
-----------------------------------------------------------
    Expenses paid indirectly                           (330)
===========================================================
    Net expenses                                    317,990
===========================================================
Net investment income                               624,013
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities        104,368
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                             904,976
===========================================================
Net gain from investment securities               1,009,344
===========================================================
Net increase in net assets resulting from
  operations                                     $1,633,357
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2003 and the period December 31, 2001 (date operations commenced) to July 31, 2002
(Unaudited)

                                                                 JANUARY 31,         JULY 31,
                                                                     2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                          $   624,013        $   139,633
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       104,368             87,097
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                       904,976            142,522
===============================================================================================
    Net increase in net assets resulting from operations           1,633,357            369,252
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (292,084)           (77,172)
-----------------------------------------------------------------------------------------------
  Class B                                                           (384,968)           (73,438)
-----------------------------------------------------------------------------------------------
  Class C                                                            (74,953)           (27,624)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                            (29,365)                --
-----------------------------------------------------------------------------------------------
  Class B                                                            (47,673)                --
-----------------------------------------------------------------------------------------------
  Class C                                                             (8,494)                --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          9,233,554          9,251,803
-----------------------------------------------------------------------------------------------
  Class B                                                         16,289,788         14,591,873
-----------------------------------------------------------------------------------------------
  Class C                                                          4,159,579          3,012,998
===============================================================================================
    Net increase in net assets                                    30,478,741         27,047,692
===============================================================================================

NET ASSETS:

  Beginning of period                                             27,047,692                 --
===============================================================================================
  End of period                                                  $57,526,433        $27,047,692
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                  $56,510,484        $26,827,563
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                               (129,210)            (1,218)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          97,661             78,825
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 1,047,498            142,522
===============================================================================================
                                                                 $57,526,433        $27,047,692
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. A I M Distributors, Inc. ("AIM Distributors") has contractually agreed to waive 0.10% of Rule 12b-1 plan fees of Class A shares. Further, AIM has contractually agreed to waive advisory fees and/or reimburse expenses for Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.25% and has voluntarily agreed to waive advisory fees and/or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.00%. The expense limitations exclude interest, taxes, dividends on short sales, extraordinary items and increases in expenses to due to expense offset arrangements, if any. Voluntary fee waivers or reimbursements may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reimbursements, to the extent that the annualized expense ratio does not exceed the contractual expense limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain their ability to be reimbursed for such fee waivers or reimbursements prior to the end of each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended January 31, 2003, AIM Distributors waived $7,287 and AIM waived fees of $106,830 and reimbursed expenses of $12,896.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2003, AIM was paid $25,206 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2003, AFS retained $63,158 for such services.

    The Trust has entered into a master distribution agreement with AIM Distributors to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2003, the Class A, Class B and Class C shares paid $18,217, $117,748 and $23,044, respectively after waivers.

    Front-end sales commissions and CDSCs are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2003, AIM Distributors retained $23,262 in front-end sales commissions from the sale of Class A shares and $0, $5 and $541 for Class A, Class B shares and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended January 31, 2003, the Fund paid $1,761 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $320 and reductions in custodian fees of $10 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $330.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2003, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended January 31, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    As of January 31, 2003, permanent reclassifications for paydown gains (losses) amounted to $92,078, which may be more or less than the permanent reclassifications for paydown gains (losses) at fiscal year-end.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2003 was $61,838,755 and $31,463,657, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $1,128,388
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (80,890)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,047,498
___________________________________________________________
===========================================================
Investments have the same costs for tax and financial
statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers multiple classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A shares are subject to CDSC charges. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Changes in the shares outstanding during the six months ended January 31, 2003 and the period ended December 31, 2001 (date operations commenced) through July 31, 2002 were as follows:

                                                                                             DECEMBER 31, 2001
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED               COMMENCED)
                                                                    JANUARY 31,                 TO JULY 31,
                                                                        2003                        2002
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,509,168    $15,576,252      992,436    $10,034,790
------------------------------------------------------------------------------------------------------------------
  Class B                                                     2,104,023     21,739,279    1,538,451     15,590,664
------------------------------------------------------------------------------------------------------------------
  Class C                                                       654,516      6,765,178      385,449      3,888,452
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        28,751        297,822        7,294         73,755
------------------------------------------------------------------------------------------------------------------
  Class B                                                        35,535        368,121        6,117         61,932
------------------------------------------------------------------------------------------------------------------
  Class C                                                         7,463         77,326        2,532         25,581
==================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        15,104        156,572           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (15,088)      (156,572)          --             --
==================================================================================================================
Reacquired:
  Class A                                                      (661,750)    (6,797,092)     (84,762)      (856,742)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (550,320)    (5,661,040)    (104,448)    (1,060,723)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (260,315)    (2,682,925)     (89,221)      (901,035)
==================================================================================================================
                                                              2,867,087    $29,682,921    2,653,848    $26,856,674
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                            CLASS A
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              JANUARY 31,        JULY 31,
                                                                2003               2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.19              $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.18(a)             0.18(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.28                0.23
=================================================================================================
    Total from investment operations                               0.46                0.41
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.21)              (0.22)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.02)                 --
=================================================================================================
    Total distributions                                           (0.23)              (0.22)
=================================================================================================
Net asset value, end of period                                  $ 10.42              $10.19
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    4.53%               4.09%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,821              $9,325
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.00%(c)            1.00%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.66%(c)            3.21%(d)
=================================================================================================
Ratio of net investment income to average net assets               3.41%(c)            3.10%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           78%                215%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,455,031.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                            CLASS B
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              JANUARY 31,         JULY 31,
                                                                2003                2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.19              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14(a)              0.14(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.28                 0.22
=================================================================================================
    Total from investment operations                               0.42                 0.36
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.17)               (0.17)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.02)                  --
=================================================================================================
    Total distributions                                           (0.19)               (0.17)
=================================================================================================
Net asset value, end of period                                  $ 10.42              $ 10.19
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    4.14%                3.65%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $31,407              $14,678
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.75%(c)             1.75%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.31%(c)             3.86%(d)
=================================================================================================
Ratio of net investment income to average net assets               2.66%(c)             2.35%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           78%                 215%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $23,357,504.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                            CLASS C
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                              SIX MONTHS        (DATE OPERATIONS
                                                               ENDED            COMMENCED) TO
                                                              JANUARY 31,        JULY 31,
                                                                2003               2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.19               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14(a)              0.14(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.28                 0.22
=================================================================================================
    Total from investment operations                              0.42                 0.36
=================================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)               (0.17)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                  --
=================================================================================================
    Total distributions                                          (0.19)               (0.17)
=================================================================================================
Net asset value, end of period                                  $10.42               $10.19
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   4.14%                3.65%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,298               $3,045
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.75%(c)             1.75%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.31%(c)             3.86%(d)
=================================================================================================
Ratio of net investment income to average net assets              2.66%(c)             2.35%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          78%                 215%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,571,255.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

FINANCIALS

SCHEDULE OF INVESTMENTS

January 31, 2003
(Unaudited)


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-42.45%

AEROSPACE & DEFENSE-0.60%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06                       $   650,000   $    731,425
=========================================================================

AUTOMOBILE MANUFACTURERS-0.74%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04          900,000        907,614
=========================================================================

BANKS-7.48%

Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                         1,400,000      1,568,182
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                                1,200,000      1,349,652
-------------------------------------------------------------------------
Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                         400,000        452,300
-------------------------------------------------------------------------
Citicorp,
  Jr. Unsec. Sub. Notes, 6.38%, 01/15/06           100,000        107,872
-------------------------------------------------------------------------
  Sub. Global Notes, 6.75%, 08/15/05               500,000        550,075
-------------------------------------------------------------------------
  Unsec. Sub. Notes, 7.13%, 09/01/05             1,000,000      1,115,320
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)                                       50,000         53,531
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 900,000      1,078,803
-------------------------------------------------------------------------
JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                       1,000,000      1,086,900
-------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $1,046,330)(a)                                 1,000,000      1,049,840
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                  250,000        271,725
-------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub.
  Notes, 6.50%, 03/15/08                           350,000        389,812
-------------------------------------------------------------------------
Wachovia Corp., Unsec. Sub. Notes, 6.80%,
  06/01/05                                          50,000         55,001
=========================================================================
                                                                9,129,013
=========================================================================

BROADCASTING & CABLE TV-6.78%

Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.25%, 09/15/03                    500,000        513,755
-------------------------------------------------------------------------
Cox Communications, Inc., Unsec, Notes,
  7.50%, 08/15/04                                2,000,000      2,127,160
-------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                  900,000        957,519
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05             1,337,000      1,447,411
-------------------------------------------------------------------------
  Sr. Notes, 8.65%, 09/15/04                     2,000,000      2,142,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                 15,000         16,144
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                     $ 1,000,000   $  1,066,670
=========================================================================
                                                                8,271,159
=========================================================================

CONSUMER FINANCE-4.63%

CitiFinancial Credit Co., Unsec. Notes,
  6.50%, 06/01/05                                1,000,000      1,086,510
-------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series K, Medium Term Global Notes, 3.50%,
    12/19/05                                     1,000,000      1,008,410
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 6.85%, 06/15/04        575,000        608,022
-------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
  6.70%, 07/16/04                                  150,000        154,275
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05             1,000,000      1,016,110
-------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04             125,000        131,895
-------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Global
  Notes,
-------------------------------------------------------------------------
  8.00%, 05/09/05                                1,400,000      1,534,666
-------------------------------------------------------------------------
  6.50%, 01/24/06                                  100,000        107,409
=========================================================================
                                                                5,647,297
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.17%

American General Finance Corp., Sr. Notes,
  6.75%, 11/15/04                                  300,000        321,975
-------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $698,894)(a)                                     700,000        699,174
-------------------------------------------------------------------------
Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                2,100,000      2,093,175
-------------------------------------------------------------------------
CIT Group Inc., Sr. Global Floating Rate
  Medium Term Notes, 2.60%, 11/25/03(b)            600,000        600,378
-------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 6.80%, 11/01/05      1,750,000      1,942,710
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                            75,000         84,046
-------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
  Notes, 8.00%, 06/15/05                         1,750,000      1,966,247
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                  175,000        196,577
-------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  125,000        147,709
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06           700,000        785,141
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
  Series B, Medium Term Notes, 4.54%,
    03/08/05                                       250,000        259,430
-------------------------------------------------------------------------
  Series E, Medium Term Floating Rate Euro
    Notes, 1.62%, 06/28/04(b)                      400,000        401,009
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05            $ 1,050,000   $  1,171,548
-------------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                    300,000        324,126
-------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                    125,000        135,001
-------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                       1,535,000      1,572,393
-------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,500,000      2,821,075
-------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                  500,000        541,635
=========================================================================
                                                               16,063,349
=========================================================================

ELECTRIC UTILITIES-0.09%

Niagara Mohawk Power Corp., First Mortgage
  Notes, 8.00%, 06/01/04(c)                        100,000        106,433
=========================================================================

GENERAL MERCHANDISE STORES-0.56%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         600,000        677,226
=========================================================================

INTEGRATED OIL & GAS-1.18%

Conoco Inc., Sr. Unsec. Global Notes, 5.90%,
  04/15/04                                         575,000        602,864
-------------------------------------------------------------------------
ConocoPhillips, Unsec. Global Notes, 8.50%,
  05/25/05                                          75,000         85,022
-------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                  700,000        753,242
=========================================================================
                                                                1,441,128
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.83%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     300,000        325,806
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04             1,375,000      1,349,219
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    5.70%, 11/15/03                              1,769,000      1,762,366
-------------------------------------------------------------------------
    7.13%, 01/30/06                                 15,000         14,269
=========================================================================
                                                                3,451,660
=========================================================================

LIFE & HEALTH INSURANCE-1.15%

American General Corp., Unsec. Notes, 7.75%,
  04/01/05                                         750,000        833,340
-------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         500,000        572,780
=========================================================================
                                                                1,406,120
=========================================================================

MOVIES & ENTERTAINMENT-0.89%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                    750,000        778,702
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-(CONTINUED)

Walt Disney Co. (The), Medium Term Notes,
  5.25%, 11/10/03                              $   300,000   $    307,200
=========================================================================
                                                                1,085,902
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.52%

Amerada Hess Corp., Unsec. Notes, 5.30%,
  08/15/04                                         550,000        573,771
-------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                      50,000         56,735
=========================================================================
                                                                  630,506
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.07%

Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                   75,000         83,873
=========================================================================

REAL ESTATE-1.58%

EOP Operating L.P.,
  Sr. Unsec. Notes, 6.50%, 06/15/04              1,200,000      1,250,155
-------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                    400,000        413,608
-------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub.
  Notes, 6.80%, 05/01/04                           250,000        261,478
=========================================================================
                                                                1,925,241
=========================================================================

SOFT DRINKS-0.11%

Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                  125,000        138,135
=========================================================================

SOVEREIGN DEBT-0.07%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                          75,000         82,629
=========================================================================
    Total Bonds & Notes (Cost $51,379,317)                     51,778,710
=========================================================================

ASSET-BACKED SECURITY-0.73%

DIVERSIFIED FINANCIAL SERVICES-0.73%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02; Cost $878,515)(a) (Cost $870,704)      811,262        887,812
=========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-45.93%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.89%

Pass Through Ctfs.,
  8.00%, 11/20/12                                1,934,823      2,075,427
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24                    1,187,537      1,276,384
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/25/24                    2,825,929      3,007,707
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                    8,500,875      9,365,354
=========================================================================
                                                               15,724,872
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-21.95%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 01/01/21                  $ 4,632,883   $  4,950,235
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 09/01/31                   12,469,220     13,241,584
-------------------------------------------------------------------------
  8.00%, 12/01/26 to 08/01/32                    7,923,011      8,585,105
=========================================================================
                                                               26,776,924
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.09%

Pass Through Ctfs.,
  7.00%, 08/15/17 to 06/15/32                    5,940,213      6,330,933
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 02/15/28                    6,676,779      7,189,389
=========================================================================
                                                               13,520,322
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $55,712,897)                                       56,022,118
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


U.S. TREASURY NOTES-7.83%

2.88%, 06/30/04                                $ 5,850,000   $  5,966,064
-------------------------------------------------------------------------
4.63%, 05/15/06                                  3,350,000      3,588,152
=========================================================================
                                                                9,554,216
=========================================================================
    Total U.S. Treasury Notes (Cost
      $9,542,459)                                               9,554,216
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-3.32%

STIC Liquid Assets Portfolio(d)                  2,028,263      2,028,263
-------------------------------------------------------------------------
STIC Prime Portfolio(d)                          2,028,263      2,028,263
=========================================================================
    Total Money Market Funds (Cost
      $4,056,526)                                               4,056,526
=========================================================================
TOTAL INVESTMENTS-100.26% (Cost $121,561,903)                 122,299,382
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                            (317,553)
=========================================================================
NET ASSETS-100.00%                                           $121,981,829
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $2,690,357, which represented 2.21% of the Fund's net assets. These securities are considered to be illiquid.
(b) Interest rates are redetermined monthly. Rate shown is the rate in effect on 01/31/03.
(c) Principal and interest are secured by bond insurance provided by Financial Security Assurance.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $121,561,903)                                $122,299,382
-----------------------------------------------------------
Receivables for:
  Investments sold                                  131,726
-----------------------------------------------------------
  Fund shares sold                                7,283,391
-----------------------------------------------------------
  Dividends and interest                          1,234,792
-----------------------------------------------------------
Investment for deferred compensation plan             1,231
-----------------------------------------------------------
Other assets                                         29,099
===========================================================
    Total assets                                130,979,621
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,873,269
-----------------------------------------------------------
  Fund shares reacquired                          1,045,669
-----------------------------------------------------------
  Dividends                                          30,377
-----------------------------------------------------------
  Deferred compensation plan                          1,231
-----------------------------------------------------------
Accrued distribution fees                             9,393
-----------------------------------------------------------
Accrued trustees' fees                                  844
-----------------------------------------------------------
Accrued transfer agent fees                           3,083
-----------------------------------------------------------
Accrued operating expenses                           33,926
===========================================================
    Total liabilities                             8,997,792
===========================================================
Net assets applicable to shares outstanding    $121,981,829
___________________________________________________________
===========================================================

CLASS C:

Shares outstanding, $0.01 par value per
  share                                          12,147,476
===========================================================
Net asset value and offering price per
  share                                        $      10.04
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the period August 30, 2002 (date operations commenced) through January 31, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                         $ 551,534
----------------------------------------------------------
Dividends from affiliated money market funds        36,942
==========================================================
    Total investment income                        588,476
==========================================================

EXPENSES:

Advisory fees                                      110,703
----------------------------------------------------------
Administrative services fees                        21,096
----------------------------------------------------------
Custodian fees                                       8,411
----------------------------------------------------------
Distribution fees                                  276,757
----------------------------------------------------------
Transfer agent fees                                 13,177
----------------------------------------------------------
Trustees' fees                                       4,983
----------------------------------------------------------
Other                                               57,530
==========================================================
    Total expenses                                 492,657
==========================================================
Less: Fees waived                                 (160,951)
----------------------------------------------------------
    Expenses paid indirectly                          (610)
==========================================================
    Net expenses                                   331,096
==========================================================
Net investment income                              257,380
==========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (13,708)
==========================================================
Change in net unrealized appreciation of
  investment securities                            737,479
==========================================================
Net gain from investment securities                723,771
==========================================================
Net increase in net assets resulting from
  operations                                     $ 981,151
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period August 30, 2002 (date operations commenced) through January 31, 2003
(Unaudited)

                                                                JANUARY 31,
                                                                    2003
----------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    257,380
----------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (13,708)
----------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                       737,479
============================================================================
    Net increase in net assets resulting from operations             981,151
============================================================================
Distributions to shareholders from net investment
  income-Class C                                                    (769,668)
----------------------------------------------------------------------------
Share transactions-net-Class C                                   121,770,346
============================================================================
    Net increase in net assets                                   121,981,829
============================================================================

NET ASSETS:

  Beginning of period                                                     --
============================================================================
  End of period                                                 $121,981,829
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $121,770,346
----------------------------------------------------------------------------
  Undistributed net investment income                               (512,288)
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                       (13,708)
----------------------------------------------------------------------------
  Unrealized appreciation of investment securities                   737,479
============================================================================
                                                                $121,981,829
____________________________________________________________________________
============================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. The Fund commenced operations on August 30, 2002. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income, consistent with the preservation of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of Class C shares to the extent necessary to limit the total annual fund operating expenses of Class C to 1.20%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the period August 30, 2002 (date operations commenced) through January 31, 2003, AIM waived fees of $50,248.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 30, 2002 (date operations commenced) through January 31, 2003, AIM was paid $21,096 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 30, 2002 (date operations commenced) through January 31, 2003, AFS retained $7,416 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 1.00% of the Fund's average daily net assets of Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. AIM Distributors has contractually agreed to waive 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plans, for the period August 30, 2002 (date operations commenced) through January 31, 2003 the Class C shares paid AIM Distributors $166,054 after plan fees waived by AIM Distributors of $110,703.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the period August 30, 2002 (date operations commenced) through January 31, 2003, the Fund paid legal fees of $795 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the period August 30, 2002 (date operations commenced) through January 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $322 and reductions in custodian fees of $288 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $610.

                                                                     APPENDIX II

MAY 31, 2003

ANNUAL REPORT



INVESCO MONEY MARKET FUNDS, INC.

CASH RESERVES FUND

TAX-FREE MONEY FUND

U.S. GOVERNMENT MONEY FUND



"IN JUNE, THE FED LOWERED THE FEDERAL FUNDS TARGET RATE 25 BASIS POINTS TO A 53-YEAR LOW OF 1%."

SEE PAGE 5



[INVESCO ICON]  INVESCO(R)

FELLOW SHAREHOLDER:

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

A HAVEN AND SMART CASH MANAGEMENT TOOL IN ONE

The recent period of market volatility has provided challenges for every investor. Yet it is this kind of environment that underscores the value of investing at least a portion of your portfolio in money market funds, which provide both a short-term savings vehicle and a haven against market volatility.

I'd like to reiterate our approach to money market management by providing some insight into our different investment alternatives.

   o CASH RESERVES FUND provides competitive current yields from a diversified portfolio of short-term obligations, as well as convenient access to your money through free check writing. (Checks subject to a minimum amount of $500.)

   o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

   o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safeguarding their principal, and invests in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

   o TREASURER'S MONEY MARKET RESERVE FUND and TREASURER'S TAX-EXEMPT RESERVE FUND provide potentially low-cost, higher-yield money market options for institutions and individuals with more than $100,000 to invest ($1 million as of July 1, 2003, for new investors). The expense ratio of the two Treasurer's Funds is fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured or guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these funds provide investors with a low-risk and increasingly convenient cash management tool that offers both flexibility and protection against market volatility.

Sincerely,

/s/Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

"WHILE THE ECONOMY IS BEING STIMULATED ON MANY FRONT, IT REMAINS UP TO THE CORPORATE SECTOR TO START SPENDING AND HIRING BEFORE A SOLID ECONOMIC RECOVERY CAN OCCUR."

-  SEE PAGE 5


TABLE OF CONTENTS

LETTER FROM THE PRESIDENT & CEO........... 1
MARKET HEADLINES.......................... 3
AN INTERVIEW WITH LYMAN MISSIMER.......... 4
INVESTMENT HOLDINGS....................... 6
FINANCIAL STATEMENTS......................14
NOTES TO FINANCIAL STATEMENTS.............21
FINANCIAL HIGHLIGHTS......................25
OTHER INFORMATION.........................31


FOR THE LATEST YIELD INFORMATION, CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE AT INVESCOFUNDS.COM.

INVESCO MUTUAL FUNDS PROXY VOTING POLICY

The Boards of Directors of the INVESCO Mutual Funds have expressly delegated to INVESCO Funds Group, Inc. ("INVESCO") the responsibility to vote proxies related to the securities held in the funds' portfolios. Under this authority, INVESCO is required by the Boards of Directors to act solely in the interests of shareholders of the funds. Other INVESCO clients who have delegated proxy voting authority to INVESCO similarly require that proxy votes be cast in the best interests of the clients.

On behalf of the funds and its other clients, INVESCO acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, INVESCO votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the funds' proxy voting policy and procedures, as administered by INVESCO, is available without charge by calling 1-800-525-8085. It is also available on the Web site of the Securities and Exchange Commission, at www.sec.gov, and on the funds' Web site, invescofunds.com.

MARKET HEADLINES

"...INVESTORS FLOCKED TO INVESTMENTS WITH DEFENSIVE REPUTATIONS."

MARKET OVERVIEW:

JUNE 2002 THROUGH MAY 2003

After two years of declines in the stock market, investors had hoped to see an improvement through 2002 and into 2003. Instead, the market continued downward, with the major stock indexes registering losses for the 12-month period ended May 31, 2003.

There were a number of factors responsible for the year's decline. First, a series of corporate accounting scandals dominated the news well into summer 2002, tainting investors' perceptions of the market. Talk of Enron's collapse lingered -- and new scandals surrounding companies such as WorldCom Inc, Tyco International Ltd, and HealthSouth Corp followed. Furthermore, geopolitical uncertainty persisted throughout the year to varying degrees as threats of terrorist attacks, a nuclear standoff between India and Pakistan, speculation regarding the U.S.'s intentions toward Iraq, and North Korea's refusal to obey a 1994 arms agreement all clouded the landscape. In addition, oil prices surged, as inventories were pressured by strikes in Venezuela, violence in Nigeria, and concerns over a potential war with Iraq.

In addition, a generally weak economy and disappointing corporate earnings were ongoing stories. Although a few rallies were ignited by hopes that a recovery might be forthcoming -- most notably, a two-month surge that began on October 10, 2002, a week-long rally during the first days of January 2003, and a mini-rebound in mid-March on the heels of the long-awaited start to the war in Iraq -- they could not be sustained in such an uncertain environment.

Meanwhile, investors flocked to investments with defensive reputations. Fixed-income securities advanced, benefiting from the flight-to-quality trend as well as the Federal Reserve's decision to leave interest rates unchanged until November, when a surprisingly steep 50-basis-point cut was implemented. Gold stocks and real estate investment trusts were other top performers. Conversely, high-growth sectors, including technology and telecommunications, declined.

As the fiscal period came to a close, investors seemed to be growing increasingly optimistic. For one, quick success by the American-led coalition in the liberation of Iraq muted one source of uncertainty. Additionally, investors were encouraged by the economic rebound in the weeks following the war, during which consumer confidence and manufacturing activity improved.

To be sure, risks remained. However, the end of the fiscal year saw investors focusing on the positive rather than worrying about potential negatives. For example, the dollar's slide versus the euro could have stirred concerns that foreign investors might sell dollar-denominated assets. Instead, investors pointed to the potentially stimulative effects that the weak dollar might have on exports and manufacturing. Investors' newfound optimism was also reflected in the market's technical profile at period-end, which saw trading volume spike higher during rallies, while dropping as stocks slid, reflecting an overall desire on the part of investors to buy stocks.

While we don't believe equity markets are necessarily out of the woods yet, the economic progress made since the resolution of the war has made the outlook for equities at the end of May 2003 brighter than it was this time last year. For this recovery to find its legs, investors and consumers will likely need to see a sustained upturn in the employment market before the bear market is officially pronounced dead.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER LYMAN MISSIMER

[PHOTOGRAPH OF LYMAN MISSIMER OMITTED]

LYMAN MISSIMER, CFA
TEAM LEADER

VICE PRESIDENT LYMAN MISSIMER III LEADS A TEAM OF MANAGERS FOR THE FUND. HE JOINED AIM CAPITAL MANAGEMENT, INC, WHICH IS THE SUB-ADVISOR FOR INVESCO'S MONEY MARKET PORTFOLIOS, IN 1995 AND HAS MORE THAN 20 YEARS OF INVESTING EXPERIENCE. LYMAN EARNED HIS BACHELOR'S DEGREE FROM DARTMOUTH COLLEGE AND AN M.B.A. FROM THE UNIVERSITY OF CHICAGO GRADUATE SCHOOL OF BUSINESS. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND A MEMBER OF THE ASSOCIATION OF INVESTMENT MANAGEMENT RESEARCH.

SPUTTERING RECOVERY MAY LEAD TO LOWER RATES

WHAT CONDITIONS AND EVENTS INFLUENCED MONEY MARKET PERFORMANCE DURING THE PAST YEAR?

LYMAN MISSIMER: The past year was a tumultuous one for the markets beginning with corporate scandals, volatile oil and stock market prices, turmoil in the Middle East, a war with Iraq, the SARS scare, continuing terrorist threats, and talk of deflation from the Federal Reserve.

The year started with the federal funds target already at an extremely stimulative 40-year low of 1.75%. But many market participants believed that the Fed would soon raise rates to bring the target up to a more neutral level. However, the economy, which had been fairly robust early in 2002, began to slow and the Fed changed the balance of risks to a better chance of a weakening economy in August. Expectations for lower rates were fueled further when two federal open market committee (FOMC) members dissented from the majority and voted to lower rates. Typically, the FOMC, which is the active arm of the Fed, presents a unified front to the public, so the dissension was an unusual occurrence.

As it appeared that fourth quarter growth would slow considerably and geopolitical uncertainties were starting to increase, the Fed decided to lower rates by 50 basis points in November 2002. This was the twelfth rate decrease since January of 2001 and brought the federal funds target rate to 1.25%, the lowest level since the 1950s.

As the New Year began, the markets focused on Iraq and whether Saddam Hussein would allow full and complete searches for weapons of mass destruction by the U.N. weapons inspection team. Oil prices surged as instability in Venezuela and uncertainty in Iraq had investors considering the potential for a large drop in oil supplies. This led to further concerns over the health of the U.S. economy.

March was a historic month as the U.S.-led coalition invaded Iraq to remove the ruthless dictator and his alleged weapons of mass destruction. Once the war began and it became apparent that the U.S. and its allies would be successful, the markets looked for a post-war bounce from the stock market and the economy. Meanwhile, Fed Chairman Alan Greenspan announced to Congress in May that the risks for disinflation were now greater than the risks for inflation. As a result, the fixed-income markets assumed that there would be no pre-emptive tightening in the near future, and the Treasury yield curve flattened, as 10-year yields dropped to 40-year lows of about 3.30%.

"DURING THE PERIOD, THE CORPORATE CREDIT SITUATION CONTINUED TO BE SHAKY, AND WE EMPHASIZED MAINTAINING HIGH CREDIT QUALITY ACROSS ALL PORTFOLIOS."

Market participants are still debating whether the economy will show a post-war bounce, whether the Federal Reserve will continue to lower short-term rates, or whether they will have to resort to unconventional measures, such as buying longer-term securities to help stimulate the economy.

WHAT IS YOUR CURRENT STRATEGY AND HOW HAVE SPECIFIC DECISIONS INFLUENCED THE PORTFOLIOS' PERFORMANCE?

LYMAN MISSIMER: At the beginning of the period, the markets were expecting that the next move from the Fed would be to increase short-term rates. In response, we had shortened the funds' weighted average maturities (WAMs) to the 30-day range. As the year progressed, however, it became apparent that the economy was starting to struggle, and the yield curve flattened out. As that transition unfolded, we extended the portfolios to lock in the higher yields.

The Fed reduced rates in November to 1.25%. From that time, our goal was to maintain the portfolios' WAMs in the 40- to 50-day range. Since cash flows generally remained volatile, we maintained this barbell strategy, with overnight cash positions held at high levels to provide liquidity. During the period, the corporate credit situation continued to be shaky, and we emphasized maintaining high credit quality across all portfolios. As high-quality credits grew increasingly rare and as spreads narrowed, we utilized more government-sponsored agencies across the portfolios to extend out along the yield curve.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

LYMAN MISSIMER: As the second quarter came to a close, the U.S. economy continued to struggle. Second quarter gross domestic product growth was expected to be in the 1% to 2% range. Most analysts now expect growth to increase to the 3% to 4% range during the second half of 2003, but many uncertainties remain.

Low interest rates continue to stimulate the consumer and housing sectors, and it appears that the corporate scandals are largely behind us. All major stock markets have risen significantly since the end of the war. Hope is that the SARS situation has been contained and that diplomacy will continue to progress positively in the Middle East. This will help keep energy prices from rising. The recently passed tax cut should further stimulate demand, and a declining dollar should help increase U.S. exports and help push the U.S. manufacturing sector out of a recession-like environment.

Although the Fed has discussed the potential for deflation, Chairman Greenspan still maintains that it is a remote possibility. While the economy is being stimulated on many fronts, it remains up to the corporate sector to start spending and hiring before a solid economic recovery can occur.

HOW ARE YOU CURRENTLY POSITIONING THE PORTFOLIOS?

LYMAN MISSIMER: In June, the Fed lowered the federal funds target rate 25 basis points to a 53-year low of 1%. The Fed's statement afterward was very similar to its announcement after its May meeting, with risks to the economy being balanced and concerns about disinflation rather than inflation. There is hope that this will be the last short-term rate decrease in this cycle, but unless the economy picks up, there is a risk of further rate reductions. In response, we have extended the portfolios' WAMs into the 50- to 55-day range to lock in yields, and we are looking to buy yields above the 1% target rate. Assuming that the economy does start to look healthier, we expect the Fed may begin to raise rates back up to a more neutral level sometime in 2004.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2003

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
CASH RESERVES FUND
103.53 SHORT-TERM INVESTMENTS
26.90  US Government Agency Obligations
       Federal Home Loan Bank, Bonds
         4/21/2004                                           1.42  $     5,000,000       $    5,000,000
         5/11/2004                                           1.38       10,000,000           10,000,000
         6/4/2004                                            1.40        4,500,000            4,500,000
         6/7/2004                                            1.30       13,000,000           13,000,000
       Federal Home Loan Bank, 6/2/2003                      1.28      100,000,000           99,996,500
       Overseas Private Investment, Gtd Participation
         Certificates, F/VR, Series 497-2002-333-IG(a)
         6/15/2009                                           1.23       28,300,000           28,300,000
========================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $160,796,500)                                                     160,796,500
========================================================================================================
2.51   CORPORATE BONDS
2.51   ASSET-BACKED SECURITIES --
          MULTI-PURPOSE
       Beta Finance, Medium-Term Notes(b), 6/2/2003
         (Amortized Cost $15,000,400)                        1.61        15,000,000          15,000,400
========================================================================================================
42.59  COMMERCIAL PAPER
5.84   ASSET-BACKED SECURITIES --
          COMMERCIAL LOANS & LEASES
       Atlantis One Funding
         8/27/2003                                           1.27        30,000,000          29,909,268
         8/28/2003                                           1.23         5,000,000           4,985,205
========================================================================================================
                                                                                             34,894,473
4.18   ASSET-BACKED SECURITIES --
         CONSUMER RECEIVABLES
       New Center Asset Trust, Series 1, 6/26/2003           1.29        25,000,000          24,977,861
========================================================================================================
17.54  ASSET-BACKED SECURITIES --
          MULTI-PURPOSE
       Asset Securitization, 6/3/2003                        1.25        35,000,000          34,997,604
       Charta Corp, 7/7/2003                                 1.25        30,000,000          29,963,033
       Edison Asset Securitization LLC, 11/10/2003           1.21        20,000,000          19,892,843
       Mont Blanc Capital, 6/9/2003                          1.29        20,000,000          19,994,348
========================================================================================================
                                                                                            104,847,828
5.01   ASSET BACKED SECURITIES --
         TRADE RECEIVABLES
       Bills Securitisation Ltd, 6/10/2003                   1.29        20,000,000          19,993,625
       Eureka Securitization, 7/22/2003                      1.28        10,000,000           9,982,125
========================================================================================================
                                                                                             29,975,750
5.01   BANKS
       Wachovia Corp, 8/6/2003                               1.30        30,000,000          29,929,868
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

1.66   CONSUMER FINANCE
       General Electric Capital International
         Funding, Series A, 10/20/2003                       1.29  $     10,000,000      $    9,950,582
========================================================================================================
3.35   DIVERSIFIED FINANCIAL SERVICES
       Morgan Stanley Dean Witter & Co
         F/VR, 8/21/2003                                     1.46        20,000,000          20,000,000
========================================================================================================
         TOTAL COMMERCIAL PAPER
           (Amortized Cost $254,576,362)                                                    254,576,362
========================================================================================================
2.07   ASSET-BACKED NOTES
0.40   FULLY BACKED
       Capital One Auto Finance Trust, Notes
         Series 2002-B, Class A1, 9/15/2003                  1.76         2,411,784           2,411,784
========================================================================================================
1.67   RESIDENTIAL MORTGAGE LOANS
       Holmes Financing PLC, Notes, F/VR, Series 1
         Class A, 4/15/2004                                  1.27        10,000,000          10,000,000
========================================================================================================
         TOTAL ASSET-BACKED NOTES
           (Amortized Cost $12,411,784)                                                      12,411,784
========================================================================================================
5.02   CERTIFICATES OF DEPOSIT -- BANKS
       Credit Agricole Indosuez, 7/9/2003
        (Cost $30,000,000)                                   1.23        30,000,000          30,000,000
========================================================================================================
5.69   PROMISSORY NOTES -- DIVERSIFIED
          FINANCIAL SERVICES
       Goldman Sachs Group, F/VR(e)
         9/17/2003                                           1.51        14,000,000          14,000,000
         10/2/2003                                           1.58        20,000,000          20,000,000
========================================================================================================
        TOTAL PROMISSORY NOTES (Cost $34,000,000)                                            34,000,000
========================================================================================================
1.17   FUNDING AGREEMENTS --
          LIFE & HEALTH INSURANCE
       New York Life Insurance(e), 4/7/2004
         (Cost $7,000,000)                                   1.38         7,000,000           7,000,000
========================================================================================================
17.58  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         5/30/2003 due 6/2/2003 at 1.260%, repurchased
         at $105,123,227 (Collateralized by: Fannie Mae,
         Bonds, due 3/24/2005 at 1.720%, value $48,459,333,
         Fannie Mae, Notes, due 5/14/2003 at 1.450%,
         value $47,996,332 and Federal Farm Credit Bank ,
         Bonds, due 10/1/2003 at 3.125%, value $11,342,076)
         (Cost $105,112,190)                                            105,112,190         105,112,190
========================================================================================================
103.53  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $618,897,236)(c)                                                   618,897,236
========================================================================================================
(3.53)  OTHER ASSETS LESS LIABILITIES                                                       (21,113,102)
========================================================================================================
100.00  NET ASSETS AT VALUE                                                              $  597,784,134
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
TAX-FREE MONEY FUND
101.23 SHORT-TERM INVESTMENTS
99.40  Municipal Notes(a)
4.88   ALABAMA
       Birmingham Med Clinic Brd, Alabama
         (LOC - AmSouth Bank), AR, Med Clinic Rev,
         UAHSF Series 1991, 12/1/2026                        1.35  $      1,300,000      $    1,300,000
========================================================================================================
5.86   FLORIDA
       Lee Cnty School Brd, Florida (FSA Insured), FR,
         Ctfs of Participation, Series 1993A, 8/1/2004       1.10           200,000             205,299
       Seminole Cnty Indl Dev Auth, Florida (Florida Living
         Nursing Ctr Proj) (LOC - Bank of America), VR,
         Hlth Facil Rev, Series 1991, 2/1/2011               1.39         1,200,000           1,200,000
       South Indian River Wtr Ctl Dist, Florida (Egret
         Landing - Phase I), FR, Sect 15 Impt Bds,
         Special Assmt, 11/1/2018                            1.05           150,000             156,988
========================================================================================================
                                                                                              1,562,287
2.44   GEORGIA
       Floyd Cnty Dev Auth, Georgia (Shorter College Proj)
         (LOC - SunTrust Bank), AR, Rev, Series 1998,
         6/1/2017                                            1.34           500,000             500,000
       Newnan Hosp Auth, Georgia (Newnan Hosp Proj)
         (MBIA Insured), FR, Rev Anticipation Ctfs,
         Series 2002, 1/1/2004                               1.29           150,000             151,051
========================================================================================================
                                                                                                651,051
9.70   ILLINOIS
       Hoffman Estates, Illinois (Hoffman Estates
         Econ Dev Proj Area) (AMBAC Insured), FR, Tax
         Increment Rev Ref, Series 1997, 11/15/2003          1.11           250,000             254,426
       Illinois Dev Fin Auth (6 West Hubbard Street Proj)
         (LOC - LaSalle Natl Bank), F/FR, IDR,
         Series 1986, 12/1/2016                              1.25           765,000             765,000
       Illinois Hlth Facils Auth (Blessing Hosp) (FSA
         Insured), VRD, Rev, Series 1999B, 11/15/2029        1.20           200,000             200,000
       Peoria, Illinois (Easter Seal Ctr Proj)
         (LOC - Bank One), AR, Hlth Care Facil Rev,
         Series 1997, 5/1/2007                               1.30         1,050,000           1,050,000
       Schillar Park School Dist #81, Illinois (Cook Cnty)
         (FSA Insured), FR, School Ref, Series 2002A,
         12/1/2003                                           1.63           115,000             115,210
       School Dist #U-46, Illinois (Kane, Cook & DuPage
         Cntys) (AMBAC Insured), FR, Gen Oblig
         School Bds, Series 2003A, 1/1/2004                  1.10           200,000             201,038
========================================================================================================
                                                                                              2,585,674
2.63   INDIANA
       Newton Cnty, Indiana (Intec Group Proj)
         (LOC - LaSalle Natl Bank), A/FR, Econ Dev Rev,
         Series 1994, 9/1/2010                               1.29           500,000             500,000
       Purdue Univ Trustees, Indiana, FR, Purdue Univ
         Student Fee, Rev, Series R, 7/1/2003                1.67           200,000             200,379
========================================================================================================
                                                                                                700,379

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

3.75   IOWA
       Iowa Fin Auth (YMCA Proj) (LOC - Wells Fargo & Co),
         VR, Econ Dev Rev, Series 2000, 6/1/2010             1.30  $      1,000,000      $    1,000,000
========================================================================================================
1.13   KANSAS
       Unified Govt of Wyandotte Cnty/Kansas City, Kansas
         (MBIA Insured), FR, Gen Oblig Impt,
         Series 2002-A, 8/1/2003                             1.50           300,000             300,247
========================================================================================================
0.94   KENTUCKY
       Kentucky Asset/Liability Commn, FR,
         Gen Fund, TRAN, 2002 Series A, 6/26/2003            1.67           250,000             250,184
========================================================================================================
6.69   MARYLAND
       Frederick Cnty, Maryland (Buckingham's
         Choice Facil) (LOC - Branch Banking & Trust),
         EXTRAS, Retirement Cmnty Rev, Series 1997 C,
         1/1/2027                                            1.25         1,500,000           1,500,000
       Mayor & City Council of Baltimore, Maryland
         (FGIC Insured), FR, Tax-Exempt
         Gen Oblig Cons Pub Impt, Series A, 10/15/2003       1.08           275,000             281,442
========================================================================================================
                                                                                              1,781,442
1.92   MICHIGAN
       Lowell, Michigan (Kent Cnty) (MBIA Insured), FR,
         Elec Supply System Rev, Series 2002, 8/1/2003       1.50           130,000             130,322
       Muskegon, Michigan (Muskegon Cnty), FR, Michigan
         Transn Fund Ref, Series 2002, 6/1/2003              1.40           150,000             150,000
       Ottawa Cnty, Michigan (Holland Area Sewage
        Disp System), FR, Gen Oblig, Ottawa Cnty 2001
         Ref, 6/1/2004                                       1.10           225,000             230,230
========================================================================================================
                                                                                                510,552
1.13  MONTANA
      Havre, Montana (Safeway Inc Proj)
        (LOC - Duetsche Bank), VR, IDR, Ref,
        Series 1991, 6/1/2006                                1.30           300,000             300,000
========================================================================================================
0.75  NEVADA
      Clark Cnty School Dist, Nevada (FGIC Insured), FR,
        Gen Oblig Bldg, Series July 1, 1999A, 6/15/2003      1.37           200,000             200,276
========================================================================================================
1.50  NEW JERSEY
      Gloucester Cnty, New Jersey (FGIC Insured), FR,
        Gen Oblig, Series 2001, 7/1/2003                     1.45           400,000             400,991
========================================================================================================
4.20  NEW MEXICO
      New Mexico Hosp Equip Ln Council
        (Dialysis Clinic Proj) (LOC - SunTrust Bank),
        AR, Rev, Series 2000, 7/1/2025                       1.34         1,120,000           1,120,000
========================================================================================================
0.57  NEW YORK
      Westchester Cnty, New York, FR, Gen Oblig,
        Series 1991B, 9/15/2003                              1.00           150,000             152,042
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

8.65   NORTH CAROLINA
       Carolinas HlthCare System (North Carolina)
         (Charlotte-Mecklenberg Hosp Auth), FR, Hlth
         Care Rev, Series 2003A, 1/15/2004                   1.15  $        150,000      $      150,786
       Carteret Cnty Indl Facils & Pollution Ctl Fing Auth,
         North Carolina (Texasgulf Proj)
         (LOC - BNP-Paribas), VR, PCR,
         Series 1985, 10/1/2005                              1.33         2,000,000           2,000,000
       North Carolina Eastern Muni Pwr Agency
         (MBIA Insured), FR, Pwr System Rev,
         Series 1996A, 1/1/2004                              1.65           150,000             153,336
========================================================================================================
                                                                                              2,304,122
0.02   OHIO
       Univ of Toledo, Ohio (State Univ of Ohio)
         (FGIC Insured), VR, Gen Rcpts, Rev, Series 2002,
         6/1/2032                                            1.25             5,000               5,000
========================================================================================================
2.00   OREGON
       Cent Lincoln People's Util Dist, Oregon
         (AMBAC Insured) , FR, Elec System Rev Ref,
         Series 2002, 12/1/2003                              1.50           330,000             330,818
       Emerald People's Util Dist, Oregon (Lane Cnty)
         (FSA Insured), FR, Elec System Ref Rev,
         2003 Series A, 11/1/2003                            1.10           200,000             200,744
========================================================================================================
                                                                                                531,562
3.21   PENNSYLVANIA
       Canon-McMillan School Dist, Pennsylvania
         (Washington Cnty) (FSA Insured), FR, Gen
         Oblig, Series C of 2002, 9/1/2003                   1.55           250,000             250,279
       Pennsylvania (AMBAC Insured),
         FR, Gen Oblig, Ref, Series of 1997, 9/15/2003       1.15           200,000             202,295
       Pennsylvania Infrastructure Invt Auth (Pennvest Ln
         Pool Proj), A/FR, Series 1991A
          9/1/2009                                           1.75           200,000             206,043
          9/1/2010                                           1.65           190,000             195,790
========================================================================================================
                                                                                                854,407
0.94   SOUTH CAROLINA
       Anderson Cnty, South Carolina (Belton Inds Proj)
         (LOC - Bank of America), AR, Indl Rev,
         Series 1991A, 7/1/2004                              1.35           100,000             100,000
       Rock Hill, South Carolina (FSA Insured), FR,
         Combined Util System Rev Impt, Ref,
         Series 2003A, 1/1/2004                              1.30           150,000             150,609
========================================================================================================
                                                                                                250,609
0.53   SOUTH DAKOTA
       South Dakota Brd of Regts (MBIA Insured), FR,
         Univ of South Dakota Hsg & Auxiliary Facils Rev,
         Series 2003, 4/1/2004                               1.18           140,000             140,941
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

23.07  TENNESSEE
       Hamilton Cnty Indl Dev Brd, Tennessee
         (LOC - Mellon Bank), AR, IDR, Ref,
           (Trade Ctr Hotel Assoc #1 Ltd
             Partnership Proj), Series 1998A,
             9/1/2016                                        1.30  $      1,400,000      $    1,400,000
           (Trade Ctr Hotel Assoc #3 Ltd
             Partnership Proj), Series 1998C,
             9/1/2016                                        1.30         1,797,250           1,797,250
       Hawkins Cnty Indl Dev Brd, Tennessee
         (LOC - Wachovia Bank), AR, IDR, Ref,
         1998 Series B, 10/1/2027                            1.30         1,450,000           1,450,000
       Tullahoma Indl Dev Brd, Tennessee
         (Marine Master Project) (LOC - AmSouth Bank),
         AR, Rev, Series 2002, 10/1/2017                     1.54         1,500,000           1,500,000
========================================================================================================
                                                                                              6,147,250
7.53   TEXAS
       Corpus Christi, Texas (FSA Insured), FR,
         Combination Tax & Muni Hotel Occupancy Tax,
         Rev, Ctfs of Oblig, Series 2002, 9/1/2003           1.40           200,000             200,000
       Dallas, Texas, FR, Gen Oblig, Series 1994, 2/15/2011  1.20           250,000             257,733
       Donna Indpt School Dist, Texas (Hidalgo Cnty)
         (PSFG Insured), FR, Unltd Tax School Bldg Bds,
         Series 1998, 2/15/2004                              1.25           200,000             205,232
       Grapevine-Colleyville Indpt School Dist, Texas
         (Tarrant & Dallas Cntys) (PSFG Insured), FR,
         Unltd Tax School Bldg & Ref, Series 1995,
         8/15/2003                                           1.10           335,000             337,826
       Houston Cmnty College System, Texas
         (Harris & Fort Bend Cntys) (AMBAC Insured), FR,
         Student Fee Rev, Series 1999, 4/15/2004             1.20           100,000             103,063
       North East Indpt School Dist, Texas (Bexar Cnty)
         (PSFG Insured), FR, Unltd Tax School Bldg Bds,
         Series 1999, 10/1/2003                              1.58           100,000             101,628
       Northside Indpt School Dist, Texas (Bexar Cnty)
         (PSFG Insured), A/FR, Unltd Tax School Bldg
         Bds, Series 2001-A, 8/1/2003                        1.60           200,000             200,132
       Texas, FR, TRAN, Series 2002, 8/29/2003               1.48           600,000             601,829
========================================================================================================
                                                                                              2,007,443
1.13   UTAH
       Tremonton City, Utah (Box Elder Cnty)
         (La-Z-Boy Chair Proj) (LOC - Bank One), VRD,
         IDR, Series 1990, 6/1/2026                          1.30           300,000             300,000
========================================================================================================
1.41   VIRGINIA
       Stafford Cnty Indl Dev Auth, Virginia
         (Safeway Inc Proj) (LOC - Duetsche Bank & Trust),
         AR, IDR, Ref, Series 1993, 6/1/2003                 1.45           375,000             375,000
========================================================================================================
2.82   WISCONSIN
       Neenah-Menasha Sewerage Commn, Wisconsin
         (Winnebago Cnty) (MBIA Insured), FR,
         Sewerage System Rev, Series 2003A, 12/1/2003        1.20           200,000             200,797

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
       Wisconsin Hlth & Edl Facils Auth
         (Riverview Hosp Assn) (LOC - Firstar Bank),
         VRD, Rev, Series 2001, 10/1/2030                    1.35  $        550,000      $      550,000
========================================================================================================
                                                                                                750,797
        TOTAL MUNICIPAL NOTES
          (Amortized Cost $26,482,256)                                                       26,482,256
========================================================================================================
1.83  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        5/30/2003 due 6/2/2003 at 1.260% repurchased
        at $488,547 (Collateralized by Freddie Mac,
        Medium-Term Notes, due 1/21/2005 at
        2.150%, value $501,694) (Cost $488,496)                             488,496             488,496
========================================================================================================
101.23 TOTAL INVESTMENTS AT VALUE
        (AMORTIZED COST $26,970,752)(c)                                                      26,970,752
========================================================================================================
(1.23) OTHER ASSETS LESS LIABILITIES                                                           (327,325)
========================================================================================================
100.00 NET ASSETS AT VALUE                                                               $   26,643,427
========================================================================================================

U.S. GOVERNMENT MONEY FUND
99.58  SHORT-TERM INVESTMENTS
85.34  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
         10/27/2003                                          1.20  $        500,000      $      507,739
         11/15/2003                                          1.35           500,000             504,033
         12/1/2003                                           1.22           500,000             510,558
       Federal Farm Credit Bank
         9/2/2003                                            1.85         1,610,000           1,625,228
         11/6/2003                                           1.50           300,000             304,242
       Federal Home Loan Bank
         6/2/2003                                            1.28        17,000,000          16,999,405
         6/11/2003                                           1.77           500,000             500,542
         6/23/2003                                           1.75           500,000             501,281
         6/24/2003                                           2.04         1,000,000           1,002,306
         7/25/2003                                           2.24         2,000,000           2,000,000
         8/15/2003                                           1.20           750,000             754,449
         9/2/2003                                            1.85         1,000,000           1,009,463
         11/4/2003                                           1.50           250,000             254,055
         11/14/2003                                          1.50         2,545,000           2,591,252
         4/12/2004                                           1.34         1,500,000           1,499,445
         5/7/2004                                            1.40         1,000,000           1,000,000
         6/18/2004                                           1.25         2,000,000           2,000,000
       Federal Home Loan Bank, F/VR
         Series 300, 9/15/2003                               1.15         5,000,000           4,999,277
       Overseas Private Investment, Gtd Participation
         Certificates, VR
          Series 2000-044A, 5/15/2015(a)                     1.18         5,700,000           5,700,000
          Series 2000-044A3, 4/1/2014(a)                     1.18         3,000,000           3,000,000
       Sallie Mae, F/VR, 6/19/2003                           1.27        10,000,000          10,000,000
========================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $57,263,275)                                                       57,263,275
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

14.24  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         5/30/2003 due 6/2/2003 at 1.260% repurchased
         at $9,556,810 (Collateralized by Federal Home
         Loan Bank, Bonds, due 4/12/2004 at 1.300%,
         value $9,755,649) (Cost $9,555,807)                       $      9,555,807      $    9,555,807
========================================================================================================
99.58  TOTAL INVESTMENTS AT VALUE
        (AMORTIZED COST $66,819,082)(c)                                                      66,819,082
========================================================================================================
0.42   OTHER ASSETS LESS LIABILITIES                                                            278,265
========================================================================================================
100.00 NET ASSETS AT VALUE                                                               $   67,097,347
========================================================================================================

(a)  All  securities  with a maturity  date  greater than one year have either a variable  rate,  demand feature,  prerefunded,  optional or mandatory  put resulting in an effective maturity of one year or less.

(b)  Securities  acquired  pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.

(c)  Also represents cost of investments for income tax purposes.

The following acronyms may be used in portfolio descriptions:
A/FR(d)  --    Adjustable/Fixed Rate
AMBAC    --    American Municipal Bond Assurance Corporation
AR(d)    --    Adjustable Rate
EXTRAS   --    Extendable Rate Adjustable Securities
FGIC     --    Financial Guaranty Insurance Company
F/FR(d)  --    Floating/Fixed Rate
FR       --    Fixed Rate
FSA      --    Financial Security Assurance
F/VR(d)  --    Floating/Variable Rate
IDR      --    Industrial Development Revenue
LOC      --    Letter of Credit
MBIA     --    Municipal Bond Investors Assurance Corporation
PCR      --    Pollution Control Revenue
PSFG     --    Permanent School Fund Guarantee Program
TRAN     --    Tax & Revenue Anticipation Notes
UAHSF    --    University of Alabama Health Services Foundation
VR(d)    --    Variable Rate
VRD(d)   --    Variable Rate Demand

(d)  Rate is subject to change. Rate shown reflects current rate.

(e) The following are restricted and illiquid securities at May 31, 2003:

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

                                                                        VALUE AS
                                 ACQUISITION        ACQUISITION             % OF
DESCRIPTION                             DATE               COST       NET ASSETS
--------------------------------------------------------------------------------
CASH RESERVES FUND
Goldman Sachs Group, F/VR
   9/17/2003                       3/21/2003  $      14,000,000           2.34%
   10/2/2003                       3/13/2003         20,000,000           3.35
New York Life Insurance, 4/7/2004  4/3/2003           7,000,000           1.17
================================================================================
                                                                           6.86%
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2003

                                                CASH                   TAX-FREE
                                            RESERVES                      MONEY
                                                FUND                       FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                         $   618,897,236             $   26,970,752
================================================================================
  At Value(a)                        $   618,897,236             $   26,970,752
Cash                                               0                         54
Receivables:
  Fund Shares Sold                         4,212,973                     79,615
  Interest                                   596,021                    123,705
Prepaid Expenses and Other Assets            122,494                     27,137
================================================================================
TOTAL ASSETS                             623,828,724                 27,201,263
================================================================================
LIABILITIES
Payables:
  Custodian                                    1,472                          0
  Distributions to Shareholders                8,466                        675
  Investment Securities Purchased                  0                    440,967
  Fund Shares Repurchased                 25,882,975                     99,641
Accrued Distribution Expenses
  Class A                                      3,367                         --
  Class B                                        462                         --
  Class C                                     21,476                         --
Accrued Expenses and Other Payables          126,372                     16,553
================================================================================
TOTAL LIABILITIES                         26,044,590                    557,836
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                 $   597,784,134             $   26,643,427
================================================================================
NET ASSETS AT VALUE:
  Investor Class                     $   570,867,083             $   26,643,427
================================================================================
  Class A                            $     8,915,545                         --
================================================================================
  Class B                            $       599,070                         --
================================================================================
  Class C                            $    17,402,436                         --
================================================================================
Shares Outstanding(b)
  Investor Class                         570,867,083                 26,643,427
  Class A                                  8,915,545                         --
  Class B                                    599,070                         --
  Class C                                 17,402,436                         --
================================================================================
NET ASSET VALUE, Offering and Redemption
  Price per Share
    Investor Class                   $          1.00             $         1.00
    Class A                          $          1.00                         --
    Class B                          $          1.00                         --
    Class C                          $          1.00                         --
================================================================================

(a) Investment securities at cost and value at May 31, 2003 include repurchase agreements of $105,112,190 and $488,496 for Cash Reserves and Tax-Free Money Funds, respectively.

(b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 18.8 billion have been allocated to Cash Reserves Fund and 500 million to Tax-Free Money
     Fund: 4.7 billion to each class of Cash Reserves Fund and 500 million to Tax-Free Money - Investor Class. Paid-in capital was $597,784,134 and $26,643,427 for Cash Reserves and Tax-Free Money Fund, respectively.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO MONEY MARKET FUNDS, INC.
MAY 31, 2003

                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $   66,819,082
================================================================================
  At Value(a)                                                    $   66,819,082
Receivables:
  Fund Shares Sold                                                      264,765
  Interest                                                              221,960
Prepaid Expenses and Other Assets                                        33,046
================================================================================
TOTAL ASSETS                                                         67,338,853
================================================================================
LIABILITIES
Payables:
  Custodian                                                                  38
  Distributions to Shareholders                                             329
  Fund Shares Repurchased                                               220,132
Accrued Expenses and Other Payables                                      21,007
================================================================================
TOTAL LIABILITIES                                                       241,506
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding            $   67,097,347
================================================================================
Shares Outstanding(b)                                                67,097,347
================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share         $         1.00
================================================================================

(a) Investment securities at cost and value at May 31, 2003 includes a repurchase agreement of $9,555,807 .

(b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million has been allocated to U.S. Government Money Fund - Investor Class. Paid-in-capital for U.S. Government Money Fund was $67,097,347.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO MONEY MARKET FUNDS, INC.
YEAR ENDED MAY 31, 2003


                                                     CASH              TAX-FREE
                                                 RESERVES                 MONEY
                                                     FUND                  FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                            $   14,112,098           $   445,552
================================================================================
EXPENSES
Investment Advisory Fees                        3,445,659               156,418
Distribution Expenses
  Class A                                          15,627                    --
  Class B                                           5,535                    --
  Class C                                         342,484                    --
Transfer Agent Fees
  Investor Class                                2,865,888                96,636
  Class A                                           4,446                    --
  Class B                                           1,192                    --
  Class C                                         171,315                    --
Administrative Services Fees                      406,849                24,078
Custodian Fees and Expenses                       125,599                 8,723
Directors' Fees and Expenses                       80,566                10,586
Professional Fees and Expenses                     89,697                27,154
Registration Fees and Expenses
  Investor Class                                  109,014                17,064
  Class A                                             252                    --
  Class B                                             186                    --
  Class C                                           5,102                    --
Reports to Shareholders                           315,206                10,029
Other Expenses                                     35,563                 5,718
================================================================================
  TOTAL EXPENSES                                8,020,180               356,406
  Fees and Expenses Absorbed/Reimbursed
    by Investment Adviser
      Investor Class                                    0               (89,606)
      Class B                                      (4,102)                   --
      Class C                                    (268,032)                   --
  Fees and Expenses Paid Indirectly                  (524)                    0
================================================================================
    NET EXPENSES                                7,747,522               266,800
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS               $    6,364,576           $   178,752
================================================================================

See Notes to Financial Statements

INVESCO MONEY MARKET FUNDS, INC.
YEAR ENDED MAY 31, 2003

                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                  $    1,162,651
================================================================================
EXPENSES
Investment Advisory Fees                                                368,428
Transfer Agent Fees                                                     299,092
Administrative Services Fees                                             43,159
Custodian Fees and Expenses                                              11,788
Directors' Fees and Expenses                                             14,784
Professional Fees and Expenses                                           21,483
Registration Fees and Expenses                                           24,369
Reports to Shareholders                                                  32,617
Other Expenses                                                            4,677
================================================================================
  TOTAL EXPENSES                                                        820,397
  Fees and Expenses Absorbed by Investment Adviser                     (191,120)
================================================================================
    NET EXPENSES                                                        629,277
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                                     $      533,374
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
CASH RESERVES FUND

                                                               YEAR ENDED MAY 31
------------------------------------------------------------------------------------
                                                           2003                 2002
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders
    Investor Class                             $      6,227,342      $     17,796,534
    Class A                                              20,915                 4,839
    Class B                                               1,845                 3,283
    Class C                                             114,474               420,688
======================================================================================
                                               $      6,364,576      $     18,225,344
======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                               $   19,488,956,950    $ 23,212,451,413
  Class A                                             165,682,044           3,356,987
  Class B                                               1,075,652             594,915
  Class C                                           1,572,492,634       2,598,809,105
Reinvestment of Distributions
  Investor Class                                        5,434,912          14,770,191
  Class A                                                   9,588               4,551
  Class B                                                   1,327               3,065
  Class C                                                  62,702             162,324
======================================================================================
                                                   21,233,715,809      25,830,152,551
Amounts Paid for Repurchases of Shares
  Investor Class                                  (20,045,506,084)    (22,985,728,920)
  Class A                                            (158,339,989)         (1,798,690)
  Class B                                                (886,595)           (252,742)
  Class C                                          (1,607,385,823)     (2,561,512,041)
=======================================================================================
                                                  (21,812,118,491)    (25,549,292,393)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (578,402,682)        280,860,158
NET ASSETS
Beginning of Period                                 1,176,186,816         895,326,658
=======================================================================================
End of Period                                  $      597,784,134    $  1,176,186,816
=======================================================================================

         --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                   19,488,956,950      23,212,451,413
  Class A                                             165,682,044           3,356,987
  Class B                                               1,075,652             594,915
  Class C                                           1,572,492,634       2,598,809,105
Shares Issued from Reinvestment of Distributions
  Investor Class                                        5,434,912          14,770,191
  Class A                                                   9,588               4,551
  Class B                                                   1,327               3,065
  Class C                                                  62,702             162,324
======================================================================================
                                                   21,233,715,809      25,830,152,551
Shares Repurchased
  Investor Class                                  (20,045,506,084)    (22,985,728,920)
  Class A                                            (158,339,989)         (1,798,690)
  Class B                                                (886,595)           (252,742)
  Class C                                          (1,607,385,823)     (2,561,512,041)
=======================================================================================
                                                  (21,812,118,491)    (25,549,292,393)
NET INCREASE (DECREASE) IN FUND SHARES               (578,402,682)        280,860,158
=======================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE MONEY FUND
                                                               YEAR ENDED MAY 31
------------------------------------------------------------------------------------
                                                           2003                 2002
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                  $        178,752      $       415,165
=====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                  $     36,281,861      $    75,518,443
Reinvestment of Distributions                           157,851              380,240
=====================================================================================
                                                     36,439,712           75,898,683
Amounts Paid for Repurchases of Shares              (41,933,785)         (79,815,841)
=====================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (5,494,073)          (3,917,158)
NET ASSETS
Beginning of Period                                  32,137,500           36,054,658
=====================================================================================
End of Period                                  $     26,643,427      $    32,137,500
=====================================================================================

              --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                          36,281,861           75,518,443
Shares Issued from Reinvestment of Distributions        157,851              380,240
=====================================================================================
                                                     36,439,712           75,898,683
Shares Repurchased                                  (41,933,785)         (79,815,841)
=====================================================================================
NET DECREASE IN FUND SHARES                          (5,494,073)          (3,917,158)
=====================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT MONEY FUND

                                                               YEAR ENDED MAY 31
------------------------------------------------------------------------------------
                                                           2003                 2002
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                  $        533,374      $     1,540,454
=====================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                  $    231,418,527      $ 1,448,716,464
Reinvestment of Distributions                           502,735            1,454,825
=====================================================================================
                                                    231,921,262        1,450,171,289
Amounts Paid for Repurchases of Shares             (240,544,136)      (1,449,830,999)
=====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                       (8,622,874)             340,290
NET ASSETS
Beginning of Period                                  75,720,221           75,379,931
=====================================================================================
End of Period                                  $     67,097,347      $    75,720,221
=====================================================================================

              --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                         231,418,527        1,448,716,464
Shares Issued from Reinvestment of Distributions        502,735            1,454,825
=====================================================================================
                                                    231,921,262        1,450,171,289
Shares Repurchased                                 (240,544,136)      (1,449,830,999)
=====================================================================================
NET INCREASE (DECREASE) IN FUND SHARES               (8,622,874)             340,290
=====================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO MONEY MARKET FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for Cash Reserves Fund; to seek a high level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Cash Reserves Fund also offers Class A, Class B and Class C shares, which are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class A and Class B shares are not appropriate for direct investment and are for exchange only from other INVESCO Funds' Class A and Class B shares. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, or events or circumstances that may affect the value of portfolio securities are identified by the time that the net asset value per share is determined, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The Fund amortizes discounts or premiums paid on purchases of securities to the earliest put, call or maturity date. Cost is determined on the specific identification basis.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Dividends paid by the Fund from net investment income are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 2003, 99.19% were exempt from federal income taxes.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Funds' average net assets as follows: 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

A Sub-Advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of the Funds are made by AIM. Fees for such sub-advisory services are paid by IFG.

A master distribution plan and agreement for Cash Reserves Fund Class A, Class B & Class C shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. Effective July 1, 2003, the Distributor will change to AIM Distributors, Inc., an affiliate of IFG. For the year ended May 31, 2003, amounts paid to the Distributor were as follows:
                                                  CLASS       CLASS       CLASS
FUND                                                  A           B           C
--------------------------------------------------------------------------------
Cash Reserves Fund                            $  12,456    $  5,420  $  355,481

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year ended May 31, 2003, for Class B were as follows:

                                                              DISTRIBUTOR'S      DISTRIBUTOR'S
                                                                  AGGREGATE       UNREIMBURSED
                                                               UNREIMBURSED      EXPENSES AS %
                                             AMOUNT RETAINED       EXPENSES      OF NET ASSETS
FUND                                          BY DISTRIBUTOR     UNDER PLAN           OF CLASS
-----------------------------------------------------------------------------------------------
Cash Reserves Fund - Class B Plan              $       4,405     $        0              0.00%

IFG receives a transfer agent fee from each Class at an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. Aggregate fees collected for such omnibus accounts for the year ended May 31, 2003 amounted to $226,250 for Cash Reserves Fund, $226 for Tax-Free Money Fund and $23,558 for U.S. Government Money Fund, of which $490, $127 and $1,839, respectively, were retained by IFG. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds for the year ended May 31, 2003. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

At May 31, 2003, the reimbursement that may be potentially made by the Funds to IFG that will expire during the years ended May 31, 2005 and 2006, are as follows:

                                                INVESTOR     CLASS       CLASS       CLASS
FUND                                               CLASS         A           B           C
-------------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2005
Cash Reserves Fund                             $       0   $     0     $   176     $28,335
Tax-Free Money Fund                                7,390        --          --          --
U.S. Government Money Fund                        15,663        --          --          --

                                                INVESTOR     CLASS       CLASS       CLASS
FUND                                               CLASS         A           B           C
-------------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2006
Cash Reserves Fund                             $       0   $     0     $ 3,926     $239,697
Tax-Free Money Fund                               82,216        --          --          --
U.S. Government Money Fund                       175,457        --          --          --

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, AIM or IDI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the year ended May 31, 2003 included in Directors' Fees and Expenses in the Statement of Operations, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities were as follows:

                                                      PENSION           PENSION
FUND                                                 EXPENSES         LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund                                 $   32,418        $   65,406
Tax-Free Money Fund                                       977             3,701
U.S. Government Money Fund                              3,375             7,181

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1.00% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year ended May 31, 2003, the Distributor received the following CDSC from Class A, Class B and Class C shareholders:

FUND                                                 CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------
Cash Reserves Fund                                $   15,024     $    4,141     $   67,864

NOTE 5 -- SUBSEQUENT EVENTS. On June 9, 2003, the Board of Directors for the INVESCO Cash Reserves Fund and INVESCO Tax-Free Money Fund ("Selling Funds") unanimously approved an Agreement and Plan of Reorganization ("the Plan") pursuant to which the Selling Funds, would transfer all of its assets and liabilities to AIM Money Market Fund and AIM Tax-Exempt Cash Fund, a series of AIM Investment Securities Funds and AIM Tax-Exempt Funds, respectively. The Plan is more fully described in a proxy statement to be presented for shareholder consideration on or around August 25, 2003.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Cash Reserves Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund (constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
June 27, 2003

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period             $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                             0.01          0.02         0.05          0.05         0.04
====================================================================================================================
Net Asset Value -- End of Period                   $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================

TOTAL RETURN                                             0.68%         1.76%        5.34%         4.87%        4.45%

RATIOS
Net Assets -- End of Period ($000 Omitted)         $   570,867    $ 1,121,981  $  880,489    $  912,135   $  814,158
Ratio of Expenses to Average Net Assets(a)(b)            0.86%          0.82%       0.90%         0.91%        0.90%
Ratio of Net Investment Income to Average
  Net Assets(b)                                          0.74%          1.76%       5.14%         4.75%        4.36%

(a)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if  applicable, which is before any  expense  offset arrangements (which may include custodian fees).

(b)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31,  2001,  2000 and 1999.  If such  expenses  had not been voluntarily  absorbed,  ratio of expenses to average net assets would have been  0.90%,  0.94% and 0.91%,  respectively,  and ratio of net  investment income to  average net  assets  would  have been  5.14%,  4.72% and 4.35%, respectively.

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS A
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      PERIOD
                                                                                       ENDED
                                                          YEAR ENDED MAY 31           MAY 31
-----------------------------------------------------------------------------------------------------
                                                        2003            2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $  1.00         $  1.00       $  1.00
=====================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                           0.01            0.01          0.02
=====================================================================================================
Net Asset Value -- End of Period                     $  1.00         $  1.00       $  1.00
=====================================================================================================

TOTAL RETURN                                           0.51%           1.32%         2.43%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $ 8,916         $ 1,564       $     1
Ratio of Expenses to Average Net Assets(c)(d)          0.96%           1.06%         1.32%(e)
Ratio of Net Investment Income to Average Net
  Assets(d)                                            0.47%           1.40%         5.41%(e)

(a)  From August 25, 2000, inception of Class, to May 31, 2001.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if  applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(d)  Various expenses of the Class were voluntarily absorbed by IFG for the year ended May 31, 2002 and the period ended May 31, 2001.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses  to average net assets would have been 1.12% and 1.67%(annualized), respectively, and ratio of net investment  income to average  net  assets  would have been 1.34% and 5.06%
     (annualized), respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS B
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      PERIOD
                                                                                       ENDED
                                                          YEAR ENDED MAY 31           MAY 31
-----------------------------------------------------------------------------------------------------
                                                        2003            2002          2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period               $  1.00         $  1.00       $  1.00
=====================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(B)                        0.00            0.01          0.03
=====================================================================================================
Net Asset Value -- End of Period                     $  1.00         $  1.00       $  1.00
=====================================================================================================

TOTAL RETURN(c)                                        0.36%           1.07%         2.96%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)           $   599         $  409        $   63
Ratio of Expenses to Average Net Assets(e)(f)          1.21%           1.52%         1.82%(g)
Ratio of Net Investment Income to Average Net
  Assets(f)                                            0.33%           0.87%         2.99%(g)

(a)  From August 25, 2000, inception of Class, to May 31, 2001.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the year ended May 31, 2003.

(c)  The applicable CDSC is not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31,
     2003 and 2002 and the period  ended May 31,  2001.  If such  expenses  had not been  voluntarily absorbed,  ratio of  expenses to average  net assets  would have been 1.95%,  1.65% and 1.89%
     (annualized), respectively,  and ratio of net  investment  income  (loss) to average  net assets would have been (0.41%), 0.74% and 2.92% (annualized), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS C
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD
                                                                                           ENDED
                                                          YEAR ENDED MAY 31               MAY 31
-----------------------------------------------------------------------------------------------------
                                               2003            2002            2001         2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  1.00         $  1.00         $  1.00      $  1.00
=====================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS(B)           0.00            0.01            0.04         0.01
=====================================================================================================
Net Asset Value -- End of Period            $  1.00         $  1.00         $  1.00      $  1.00
=====================================================================================================

TOTAL RETURN(c)                               0.29%           0.96%           4.43%        1.36%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted) $ 17,402         $ 52,233        $ 14,774     $ 4,186
Ratio of Expenses to Average Net
  Assets(e)(f)                                1.27%            1.44%           1.64%       1.54%(g)
Ratio of Net Investment Income to Average
  Net Assets(f)                               0.33%            1.03%           4.07%       4.73%(g)

(a)  From February 15, 2000, inception of Class, to May 31, 2000.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the year ended May 31, 2003.

(c)  The applicable CDSC is not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser, if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31,
     2003 and 2002. If such expenses had not been  absorbed, ratio of expenses  to average  net assets would have been 2.05% and 1.77%, respectively,  and ratio of net  investment  income  (loss) to average  net assets would have been (0.45%) and 0.70%, respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE MONEY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period             $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                             0.01          0.01         0.03          0.03         0.03
====================================================================================================================
Net Asset Value -- End of Period                   $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================

TOTAL RETURN                                             0.57%         1.22%        3.22%         2.86%        2.63%

RATIOS
Net Assets -- End of Period ($000 Omitted)         $  26,643      $  32,138    $  36,055     $   40,396   $  50,697
Ratio of Expenses to Average Net Assets(a)(b)          0.85%          0.85%        0.86%          0.87%       0.77%
Ratio of Net Investment Income to Average
  Net Assets(b)                                        0.57%          1.21%        3.16%          2.82%       2.61%

(a)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(b)  Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 2003,  2002,
     2001,  2000 and 1999.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.14%, 1.14%, 1.17%, 1.11% and 1.02%, respectively,  and ratio of net investment  income to average net assets would have been 0.28%,  0.92%, 2.85%, 2.58% and 2.36%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               YEAR ENDED MAY 31
--------------------------------------------------------------------------------------------------------------------
                                                          2003          2002         2001          2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period             $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                             0.01          0.02         0.05          0.05         0.04
====================================================================================================================
Net Asset Value -- End of Period                   $      1.00    $     1.00   $     1.00    $     1.00   $     1.00
====================================================================================================================

TOTAL RETURN                                             0.72%         1.67%        5.24%         4.74%        4.36%

RATIOS
Net Assets -- End of Period ($000 Omitted)         $   67,097      $  75,720    $  75,380     $  86,060    $  91,509
Ratio of Expenses to Average Net Assets(a)(b)           0.85%          0.85%        0.86%         0.86%        0.86%
Ratio of Net Investment Income to Average
  Net Assets(b)                                         0.72%          1.65%        5.10%         4.63%        4.28%

(a)  Ratio is based on Total  Expenses of the Fund,  less  Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(b)  Various expenses of the Fund were  voluntarily  absorbed by IFG and for the years ended May 31, 2003,
     2002,  2001, 2000 and 1999. If such expenses had not been  voluntarily  absorbed,  ratio of  expenses to average net assets would have been 1.11%,  1.04%,  1.18%, 1.16% and 1.08%,  respectively,  and ratio of net investment income to average net assets would have been 0.46%, 1.46%, 4.78%, 4.33% and
     4.06%, respectively.

OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob A. Baker              Vice Chairman of           Consultant (2000-present).       48
37 Castle Pines Dr. N.    the Board                  Formerly, President and
Castle Rock, Colorado     (Since 2003)               Chief Executive Officer
                                                     (1988-2000) of AMC Cancer
Age: 66                                              Research Center, Denver,
                                                     Colorado. Until Mid-December
                                                     1988, Vice Chairman of the
                                                     Board of First Columbia
                                                     Financial Corporation,
                                                     Englewood, Colorado;
                                                     formerly, Chairman of the
                                                     Board and Chief Executive
                                                     Officer of First Columbia
                                                     Financial Corporation.

Sueann Ambron, Ph.D.      Director                   Dean of the Business School,     48
University of Colorado    (Since 2003)               College of Business,
at Denver                                            University of Colorado of
1250 14th Street                                     Denver (2000-present).
Denver, Colorado                                     Formerly, President and
                                                     Chief Executive Officer of
Age: 58                                              Avulet, Inc., Sunnyvale,
                                                     California (1998-1999), Vice
                                                     President and General
                                                     Manager, Multimedia Services
                                                     Division, Motorola, Inc.,
                                                     Schoumburg, Illinois
                                                     (1996-1998).

Victor L. Andrews, Ph.D.  Director                   Professor Emeritus, Chairman     48
34 Seawatch Drive                                    Emeritus and Chairman and
Savannah, Georgia                                    CFO of the Roundtable of the
                                                     Department of Finance of
Age: 72                                              Georgia State University;
                                                     and President, Andrews
                                                     Financial Associates, Inc.
                                                     (consulting firm). Formerly,
                                                     member of the faculties of
                                                     the Harvard Business School;
                                                     and the Sloan School of
                                                     Management of MIT.

Lawrence H. Budner        Director                   Trust Consultant. Formerly,      48
7608 Glen Albens Circle                              Senior Vice President and
Dallas, Texas                                        Senior Trust Officer of
                                                     InterFirst Bank, Dallas,
Age: 72                                              Texas.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James T. Bunch            Director                   Co-President and Founder of       48
                                                     Green, Manning & Bunch,
3600 Republic Plaza       (since 2000)               Ltd., Denver, Colorado
370 Seventeenth Street                               (1988-present); Director and
Denver, Colorado                                     Vice President of Western
                                                     Golf Association and Evans
Age: 60                                              Scholars Foundation; and
                                                     Excutive Committee, United
                                                     States Golf Association.
                                                     Formerly, General Counsel
                                                     and Director of Boettcher &
                                                     Company, Denver, Colorado;
                                                     and formerly, Chairman and
                                                     Managing Partner of Davis,
                                                     Graham & Stubbs, Denver,
                                                     Colorado.

Gerald J. Lewis           Director                   Chairman of Lawsuit              48              Director of General Chemical
701 "B" Street            (since 2000)               Resolution Services, San                         Group, Inc., Hampdon, New
Suite 2100                                           Diego, California                                Hampshire (1996-present).
San Diego, California                                (1987-present). Formerly,                        Director of Wheelabrator
                                                     Associate Justice of the                         Technologies, Inc., Fisher
                                                     California Court of Appeals;                     Scientific, Inc., Henley
Age: 69                                              and of Counsel, Latham &                         Manufacturing, Inc., and
                                                     Watkins, San Diego,                              California Coastal Properties,
                                                     California (1987-1997).                          Inc.

John W. McIntyre          Director                   Retired. Trustee of Gables       48
7 Piedmont Center                                    Residential Trust.  Trustee
Suite 100                                            and Chairman of the J.M. Tull
Atlanta, Georgia                                     Charitable Foundation;
                                                     Director of Kaiser Foundation
Age: 72                                              Health Plans of Georgia, Inc.
                                                     Formerly, Vice Chairman of
                                                     the Board of Directors of The
                                                     Citizens and Southern
                                                     Corporation and Chairman of
                                                     the Board and Chief Executive
                                                     Officer of The Citizens and
                                                     Southern Georgia Corporation
                                                     and The Citizens and Southern
                                                     National Bank. Formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund and
                                                     Trustee of Employee's
                                                     Retirement System of Georgia,
                                                     Emory University.

Larry Soll, Ph. D.        Director                   Retired. Formerly, Chairman       48             Director of Synergen since
2358 Sunshine Canyon Dr.  (since 1997)               of the Board (1987-1994),                        incorporation in 1982;
Boulder, Colorado                                    Chief Executive Officer                          Director of Isis
                                                     (1982-1989 and 1993-1994) and                    Pharmaceuticals, Inc.
Age: 60                                              President (1982-1989) of
                                                     Synergen Inc.; and formerly,
                                                     Trustee of INVESCO Global
                                                     Health Sciences Fund.

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson        Chairman of the Board      President and Chief Executive    48
4350 South Monaco Street  (since 1999). Formerly,    Officer AIM Investment
Denver, Colorado          President (1998-2002);     Management and Chief
                          and Chief Executive        Executive Officer of the AIM
Age: 51                   Officer (1998-2002).       Division of AMVESCAP PLC
                                                     (2003-present). Formerly,
                                                     Chief Executive Officer,
                                                     Managed Products Division,
                                                     AMVESCAP PLC (2001-present).
                                                     Formerly, Chairman of the
                                                     Board (1998-2002), President
                                                     (1998-2002), and Chief
                                                     Executive Officer (1998-2002)
                                                     of INVESCO Funds Group, Inc.
                                                     and of INVESCO Distributors,
                                                     Inc. Formerly, Chief
                                                     Operating Officer and
                                                     Chairman of the Board of
                                                     INVESCO Global Health
                                                     Sciences Fund; formerly,
                                                     Chairman and Chief Executive
                                                     Officer of NationsBanc
                                                     Advisors, Inc.; and formerly,
                                                     Chairman of NationsBanc
                                                     Investments, Inc.

Raymond R. Cunningham     President (2003-present),  President (2003-present) and     48              Director of INVESCO Funds
4350 South Monaco Street  Chief Executive Officer    Chief Executive Officer                          Group, Inc. and Chairman of
Denver, Colorado          (2003-present) and         (2003-present) of INVESCO                        the Board of INVESCO
                          Director (2001-present).   Funds Group, Inc.;                               Distributors, Inc.
Age: 52                   Formerly, Vice President   Chairman of the Board (2003-
                          (2001-2002).               present), President
                                                     (2003-present), and Chief
                                                     Executive Officer
                                                     (2003-present) of INVESCO
                                                     Distributors, Inc. Formerly,
                                                     Chief Operating Officer
                                                     (2002-2003) and Senior Vice
                                                     President (1999-2002) of
                                                     INVESCO Funds Group, Inc. and
                                                     INVESCO Distributors, Inc.;
                                                     and Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1992-1998).

Richard W. Healey         Director                   Senior Vice President of         40              Director of INVESCO Funds
4350 South Monaco Street  (since 2000)               INVESCO Funds Group, Inc.;                       Group, Inc. and INVESCO
Denver, Colorado                                     Senior Vice President of                         Distributors, Inc.
                                                     INVESCO Distributors, Inc.
Age: 48                                              Formerly, Senior Vice
                                                     President of GT Global -
                                                     North America (1996-1998) and
                                                     The Boston Company
                                                     (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                      NUMBER OF
                                                                                      FUNDS IN
                          POSITION(S) HELD WITH                                       FUND
                          COMPANY, TERM OF                                            COMPLEX         OTHER
                          OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     OF TIME SERVED*            DURING PAST FIVE YEARS*          DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Glen A. Payne             Secretary                  Senior Vice President,
4350 South Monaco Street                             General Counsel and Secretary
Denver, Colorado                                     of INVESCO Funds Group, Inc.;
                                                     Senior Vice President,
Age: 55                                              Secretary and General Counsel
                                                     of INVESCO Distributors, Inc.
                                                     Formerly, Secretary of
                                                     INVESCO Global Health
                                                     Sciences Fund; General
                                                     Counsel of INVESCO Trust
                                                     Company (1989-1998); and
                                                     employee of a U.S. regulatory
                                                     agency, Washington, D.C.
                                                     (1973-1989).

Ronald L. Grooms          Chief Accounting           Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street  Officer, Chief             Treasurer of INVESCO Funds                       Group, Inc. and INVESCO
Denver, Colorado          Financial Officer          Group, Inc.; and Senior Vice                     Distributors, Inc.
                          and Treasurer              President and Treasurer of
Age: 56                                              INVESCO Distributors, Inc.
                                                     Formerly, Treasurer and
                                                     Principal Financial and
                                                     Accounting Officer of INVESCO
                                                     Global Health Sciences Fund;
                                                     and Senior Vice President and
                                                     Treasurer of INVESCO Trust
                                                     Company (1988-1998).

William J. Galvin, Jr.    Assistant Secretary        Senior Vice President and                        Director of INVESCO Funds
4350 South Monaco Street                             Assistant Secretary of                           Group, Inc. and INVESCO
Denver, Colorado                                     INVESCO Funds Group, Inc.;                       Distributors, Inc.
                                                     and Senior Vice President and
Age: 46                                              Assistant Secretary of
                                                     INVESCO Distributors, Inc.
                                                     Formerly, Trust Officer of
                                                     INVESCO Trust Company
                                                     (1995-1998).

Pamela J. Piro            Assistant Treasurer        Vice President and Assistant
4350 South Monaco Street                             Treasurer of INVESCO Funds
Denver, Colorado                                     Group, Inc.; and Assistant
                                                     Treasurer of INVESCO
Age: 42                                              Distributors, Inc. Formerly,
                                                     Assistant Vice President
                                                     (1996-1997).

Tane T. Tyler             Assistant Secretary        Vice President and Assistant
4350 South Monaco Street  (since 2002)               General Counsel of INVESCO
Denver, Colorado                                     Funds Group, Inc.

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-959-4246
invescofunds.com

INVESCO Distributors, Inc.,(SM)  Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

Effective 7/1/03, A I M Distributors, Inc. became the distributor of the retail INVESCO funds
11 Greenway Plaza, Suite 100 Houston, Texas 77046

This information must be preceded or accompanied by a current prospectus.

AMF    900472   7/03

                                                                    APPENDIX III

AUGUST 31, 2002


ANNUAL REPORT


INVESCO BOND FUNDS, INC.

HIGH YIELD FUND

SELECT INCOME FUND

TAX-FREE BOND FUND

U.S. GOVERNMENT SECURITIES FUND


"...THE FUND PROVIDED SHAREHOLDERS WITH A REFUGE FROM THE YEAR'S EQUITY STORM, THANKS TO OUR FOCUS ON LIQUIDITY, RELATIVE STABILITY, AND
PERFORMANCE OPPORTUNITIES."

SEE PAGE 9


[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]


FELLOW SHAREHOLDER:


BONDS CAN PROVIDE RELIEF IN A PERSISTENT BEAR MARKET


Back in March 2000, when the stock market first began to show signs of weakness, many investors were convinced that any downturn would be brief. Who would have guessed that, two-and-a-half years later, we'd still be staring down the bear?

Bear markets come and go, but we can take solace in the fact that, historically, markets have always rebounded eventually. Investors with the discipline to maintain a long-term focus rather than react to the latest headlines have, in a sense, already won the battle with the bear.

History has proven time and time again that those who are willing to wait out the downturns have been rewarded over the long term. And the market's unpredictability underscores the importance of staying diversified. Diversification may have fallen out of fashion during the stock boom of the late 1990s, but it is once again being given its due -- in large part because bonds have provided some relief throughout the downturn.

Indeed, over the past year, bonds -- with the exception of high-yield securities
- -- have handily led the market, with many posting gains. Investors' attraction to investments considered to be relatively stable has fueled demand in today's uncertain environment. Furthermore, interest rates have remained low, despite premature speculation toward the end of the first quarter of 2002 that the Federal Reserve might be on the verge of a tightening cycle.

You may be tempted to make adjustments to your portfolio if you think a stock market recovery is around the corner. But I'd recommend taking the past year's lessons to heart. Bonds will always have a place in a well-diversified portfolio, and the securities markets will always be capable of surprising even the most prescient investor.

Sincerely,

/s/ Mark H. Williamson
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"...THE ENVIRONMENT FOR MUNIS IMPROVED DRAMATICALLY, ULTIMATELY LEADING TO THEIR OUTPERFORMING THE BROAD MARKET FOR THE FUND'S FISCAL YEAR." -- PAGE 7

                               TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN                                                      1
--------------------------------------------------------------------------------
FUND REPORTS                                                                  3
--------------------------------------------------------------------------------
AN INTERVIEW WITH BOB HICKEY                                                 11
--------------------------------------------------------------------------------
MARKET HEADLINES                                                             13
--------------------------------------------------------------------------------
INVESTMENT HOLDINGS                                                          15
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                         32
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                                42
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                         49
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            63
--------------------------------------------------------------------------------

                                                      INVESCO BOND FUNDS, INC.
                                                            TOTAL RETURN
                                                       PERIODS ENDED 8/31/02*

                                                                  Cumulative                           10 years+ or           Report
Fund (Inception)                                                   6 months      1 year     5 years+   Since Inception ^      Page #
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS A with sales charge (4/02)                     N/A           N/A        N/A          (6.68%)^              3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS B with CDSC (4/02)                             N/A           N/A        N/A          (8.64%)^              3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS C with CDSC (2/00)                          (1.35%)      (19.85%)       N/A         (16.08%)^+             3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS K (12/00)                                    0.17%       (18.38%)       N/A         (17.08%)^+             3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-INVESTOR CLASS (3/84)                              0.13%       (18.07%)    (5.58%)          2.43%                3
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS A with sales charge (4/02)                  N/A           N/A        N/A          (2.98%)^              5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS B with CDSC (4/02)                          N/A           N/A        N/A          (3.38%)^              5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS C with CDSC (2/00)                       (1.19%)       (9.14%)       N/A          (0.93%)^+             5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS K  (12/00)                                0.09%        (7.47%)       N/A          (3.18%)^+             5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-INVESTOR CLASS (1/77)                           0.18%        (7.45%)     1.99%           5.30%                5
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS A with sales charge (4/02)                  N/A           N/A        N/A           1.33%^               7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS B with CDSC (4/02)                          N/A           N/A        N/A           1.00%^               7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS C with CDSC (2/00)                        2.59%         3.12%        N/A          13.21%^+              7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-INVESTOR CLASS (8/81)                           3.94%         4.89%      5.46%           5.77%                7
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-CLASS A with sales charge (4/02)     N/A           N/A        N/A          24.84%^**             9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-CLASS B with CDSC (4/02)             N/A           N/A        N/A           2.56%^               9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-CLASS C with CDSC (2/00)           3.91%         5.72%        N/A           9.33%^+              9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-INVESTOR CLASS (1/86)              5.31%         7.52%      7.51%           6.78%                9
------------------------------------------------------------------------------------------------------------------------------------

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of dividends and capital gain distributions. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The funds' Class A performance reflects the maximum sales charge of 4.75%. The funds' Class B and Class C performance reflects the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC of Class C shares is 1% for the first 13 months after purchase. The performance of the fund's Investor Class, Class A, Class B, Class C and Class K shares will differ due to the different sales charge structures and expenses. Investor Class shares are closed to new investors.

+Average Annualized

^For funds or share classes introduced more recently

**Reflects large fluctuations in asset size and shareholder transactions

Performance information provided in this report does not reflect the deduction of taxes shareholders pay on fund distributions or the redemption of fund shares.

YOUR FUND'S REPORT

HIGH YIELD FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of High Yield Fund-Investor Class shares declined 18.07%. Its benchmark, the Merrill Lynch High Yield Master Trust Index, declined 6.97% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

TELECOMMUNICATIONS BONDS DECLINED SHARPLY

The main detractor from the fund's performance during the period was its position in telecommunications bonds. With the economy slowing, and investors growing increasingly risk averse, many telecom companies faced a downturn in sales and an inability to raise enough capital to sufficiently fund their operations. In many cases, the business outlook had deteriorated so sharply that several companies in the telecommunications arena declared bankruptcy.

--------------------------------------------------------------------------------
                                HIGH YIELD FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
Star Choice Communications................................................ 6.07%
Chancellor Media of Los Angeles........................................... 5.21%
Level 3 Communications.................................................... 4.17%
Pride International....................................................... 2.62%
Niagra Mohawk Power....................................................... 2.36%
United Rentals............................................................ 2.11%
Madison River Capital LLC/Madison River Finance........................... 1.95%
Esat Telecom Group PLC.................................................... 1.76%
Western Resources......................................................... 1.50%
AMC Entertainment......................................................... 1.45%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

IMPROVING ECONOMY SUPPORTS SEVERAL HOLDINGS

Had it not been for the disproportionately poor showing in telecom, the fund's performance would have been more in line with the broader high yield market. Indeed, as the fund's telecom exposure decreased during the second half of the period, the fund's relative performance improved dramatically, and it outperformed the broader high yield market.

Many of our positions, including the fund's deep cyclical, casino, and health care bonds, performed relatively well, supported by evidence of the improving business climate. Individual standouts included bonds issued by Ackerly Group, a media company that was recently acquired, and the fund's Chancellor Media of Los Angeles bonds, which are serviced by Clear Channel Communications, which acquired Chancellor several years ago. The bonds of Schuler Homes, whose fundamentals continue to be supported by the resilient housing market, also performed well.

OPTIMISM ABOUT ECONOMY AND PORTFOLIO'S PROSPECTS

Going forward, we are encouraged by the favorable earnings comparisons that many companies face during the third and fourth quarters; last year's numbers should be easy to beat. And, given the huge volume of liquidity that has been pumped into the system over the last year, we anticipate the economy will continue to improve.

We do not believe the Federal Reserve will lower interest rates again unless an external event materializes that shakes consumer confidence, such as an invasion of Iraq by the U.S. But even then, the economy could continue to build a head of steam. Given that we believe we are at or near the bottom of the rate cycle, we will continue to rely on our credit analysis to uncover companies that are best positioned to capitalize on an economic rebound. This positioning could result in a credit upgrade and concurrent upward price action.

LINE GRAPH:  INVESCO HIGH YIELD FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

              INVESCO High Yield Fund -       Merrill Lynch High Yield Master
              Investor Class                  Trust Index(2)

8/92          $10,000                         $10,000
8/93          $11,433                         $11,561
8/94          $11,476                         $11,826
8/95          $12,752                         $13,633
8/96          $14,203                         $14,905
8/97          $16,940                         $17,119
8/98          $17,692                         $17,953
8/99          $18,848                         $18,675
8/00          $19,392                         $18,936
8/01          $15,520                         $19,446
8/02          $12,716                         $18,090

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class A and the value of a $10,000 investment in INVESCO High Yield Fund
- - Class B to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO High Yield Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

         INVESCO High Yield    INVESCO High Yield    Merrill Lynch High
         Fund - Class A        Fund - Class B        Yield Master Trust Index(2)

4/02     $10,000               $10,000               $10,000
8/02     $ 9,332               $ 9,136               $ 9,238

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 8/31/02.

                INVESCO High Yield Fund -            Merrill Lynch High
                Class C                              Yield Master Trust Index(2)

2/00            $10,000                              $10,000
8/00            $ 9,948                              $10,115
8/01            $ 7,889                              $10,387
8/02            $ 6,402                              $ 9,663

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/00) through 8/31/02.

                 INVESCO High Yield Fund -           Merrill Lynch High
                 Class K                             Yield Master Trust Index(2)

12/00            $10,000                             $10,000
 8/01            $ 8,885                             $10,986
 8/02            $ 7,252                             $10,220

PIE CHART:      HIGH YIELD FUND
                ASSET DIVERSIFICATION
                AS OF 8/31/02

                [PIE CHART]

                % OF TOTAL NET ASSETS
                o  Corporate Bonds-Domestic.............................. 71.76%
                o  Corporate Bonds-Foreign............................... 11.76%
                o  Common and Preferred Stocks & Warrants................  5.08%
                o  Other.................................................  0.73%
                o  Net Cash & Cash Equivalents........................... 10.67%

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]

ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. BEFORE JOINING INVESCO FUNDS GROUP, BOB WORKED FOR VAN KAMPEN INVESTMENTS, WHERE HE SERVED AS DIRECTOR OF CORPORATE BONDS. HE BEGAN HIS INVESTMENT CAREER IN 1989.

YOUR FUND'S REPORT

SELECT INCOME FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of Select Income Fund-Investor Class shares declined 7.45%. This return lagged that of the Lehman Government/Credit Bond Index, which rose 7.90% during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

TELECOMMUNICATIONS BONDS PERFORMED POORLY

The fund's poor relative showing was a function of its exposure to the telecommunications sector. A variety of problems, from poor fundamental prospects and bankruptcies to incidences of corporate malfeasance, kept this group under pressure throughout the period. And the selling was not limited to bonds of lower credit quality, as investment-grade telecom concerns, such as AT&T Wireless Services, also declined.

LINE GRAPH: INVESCO SELECT INCOME FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

                INVESCO Select Income Fund -         Lehman Government/Credit
                Investor Class                       Bond Index(4)

8/92            $10,000                              $10,000
8/93            $11,213                              $11,257
8/94            $11,266                              $10,995
8/95            $12,843                              $12,258
8/96            $13,457                              $12,714
8/97            $15,191                              $13,963
8/98            $16,647                              $15,558
8/99            $16,672                              $15,604
8/00            $17,635                              $16,741
8/01            $18,116                              $18,844
8/02            $16,766                              $20,332

But after a rough year for the group, the sector's outlook seems to be brightening somewhat. Although the competitive landscape for the telecom sector remains challenging, the industry may be coming to grips with its over-capacity problems. Furthermore, the fundamental outlook for selected telecom companies seems to be improving, as evidenced by a positive earnings report from Nextel Communications. We're also encouraged by Warren Buffet's recent investment in Level 3 Communications, a development that was interpreted by some market observers as a sign that telecom may be oversold.

PIE CHART:      SELECT INCOME FUND
                ASSET DIVERSIFICATION
                AS OF 8/31/02

                [PIE CHART]

                % OF TOTAL NET ASSETS
                o  Corporate Bonds-Domestic.............................. 65.77%
                o  U.S. Government Obligations...........................  8.55%
                o  Corporate Bonds-Foreign...............................  3.52%
                o  Mortgage-Backed Pass Thru Certificates................ 17.70%
                o  Asset-Backed Securities...............................  0.31%
                o  Common and Preferred Stocks & Warrants................  0.28%
                o  Other.................................................  0.24%
                o  Net Cash & Cash Equivalents...........................  3.63%

HIGH YIELDS AND TREASURIES SUPPORTED PERFORMANCE

The fund's investments outside the telecom sector fared far better. For example, the fund's non-telecom high yield bonds performed well, particularly holdings in the steel, gaming and media sectors, all of which moved higher as the market looked forward to an economic recovery. The fund's utility bonds also contributed positively to performance, including bonds issued by Public Service of New Mexico and Commonwealth Edison.

Elsewhere, the fund's position in Treasuries was buoyed by the Federal Reserve's easing campaign, as well as by intense volatility in equity markets, leading shell-shocked investors to seek investments believed to be relatively stable.

--------------------------------------------------------------------------------
                              SELECT INCOME FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
Freddie Mac.............................................................. 14.75%
US Treasury Notes........................................................  8.55%
Chancellor Media of Los Angeles..........................................  8.36%
Auburn Hills Trust.......................................................  4.37%
Public Service of New Mexico.............................................  4.00%
Commonwealth Edison......................................................  3.22%
Fannie Mae...............................................................  2.95%
Cleveland Electric Illuminating..........................................  2.66%
US WEST Communications...................................................  1.89%
Duquesne Light...........................................................  1.72%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

ECONOMY APPEARS ON TRACK FOR A MODERATE RECOVERY

Going forward, we continue to believe the foundation has been laid for a moderate expansion. And, although the economic data has not been as encouraging as we would like, we do not believe the Federal Reserve will cut interest rates again. We continue to believe that we are at the bottom of the rate cycle and therefore have shortened the duration of the fund. In addition, we will continue to look for ways to decrease risk, while using our thorough credit analysis and tactical moves to explore opportunities that might enhance the fund's yield.

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS A & B GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class A and the value of a $10,000 investment in INVESCO Select Income Fund - Class B to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Select Income Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

        INVESCO Select Income     INVESCO Select Income     Lehman Government/
        Fund - Class A            Fund - Class B            Credit Bond Index(4)

4/02    $10,000                   $10,000                   $10,000
8/02    $ 9,702                   $ 9,662                   $10,736

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Select Income Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/02.

              INVESCO Select Income Fund -              Lehman Government/Credit
              Class C                                   Bond Index(4)

2/00          $10,000                                   $10,000
8/00          $10,424                                   $10,548
8/01          $10,629                                   $11,873
8/02          $ 9,764                                   $12,811

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 8/31/02.

               INVESCO Select Income Fund -             Lehman Government/Credit
               Class K                                  Bond Index(4)

12/00          $10,000                                  $10,000
8/01           $10,225                                  $10,957
8/02           $ 9,461                                  $11,823

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4)THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE OVERALL DOMESTIC FIXED-INCOME MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]

ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. BEFORE JOINING INVESCO FUNDS GROUP, BOB WORKED FOR VAN KAMPEN INVESTMENTS, WHERE HE SERVED AS DIRECTOR OF CORPORATE BONDS. HE BEGAN HIS INVESTMENT CAREER IN 1989.

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]

RICHARD HINDERLIE

A VICE PRESIDENT OF INVESCO FUNDS GROUP, DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

YOUR FUND'S REPORT

TAX-FREE BOND FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of Tax Free Bond Fund-Investor Class shares rose 4.89%, trailing the 6.24% gain posted by the Lehman Municipal Bond Index over the same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

MUNIS RISE ABOVE VOLATILE CONDITIONS

Like all securities this past year, municipal bonds were subject to an extremely volatile market. The first major event of the reporting period occurred on 9/11, the date of the terrorist attacks. A number of sectors were negatively affected by the devastation of that day, particularly the travel industry. Even stadium bonds, dependent on car reservations and hotel taxes, fell under pressure. Not surprisingly, we also saw many of our New York holdings suffer losses, though virtually all of them have since recovered.

LINE GRAPH: INVESCO TAX-FREE BOND FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

                  INVESCO Tax-Free Bond Fund -              Lehman Municipal
                  Investor Class                            Bond Index(4)

8/92              $10,000                                   $10,000
8/93              $11,229                                   $11,220
8/94              $11,122                                   $11,236
8/95              $11,819                                   $12,231
8/96              $12,504                                   $12,872
8/97              $13,439                                   $14,061
8/98              $14,423                                   $15,278
8/99              $14,279                                   $15,354
8/00              $15,180                                   $16,394
8/01              $16,710                                   $18,064
8/02              $17,527                                   $19,191

Beginning in early November, we saw a significant rise in interest rates, spurred by investors' belief that the economy was improving and business activity rebounding from the lows of September. As a result, bear-market conditions for municipal bonds took hold for about two months, a time during which short-term rates headed almost 200 basis points higher and long-term rates which rose 75 to 100 basis points. This change in sentiment drove money out of more stable investments, notably bonds, and into more aggressive securities such as stocks. In particular, this rotation hurt bonds with short maturities, and municipals were further hampered as a flood of new issuances temporarily distorted the supply and demand balance.

By early January, however, sentiment was beginning to change once more, and the environment for munis improved dramatically, ultimately leading to their outperforming the broad market for the fund's fiscal year. Demand for more defensive investments escalated sharply, and short-term interest rates experienced a steep drop, fueling a sustained rally in short- and intermediate-term bonds.

STRONG DEMAND FOR MUNIS PERSISTS

Over the course of the year -- particularly late in 2001 -- some geographical regions struggled with budget problems. For example, in Allegheny County, Pennsylvania, where recently bankrupted U.S. Airways is based, increases in unemployment as well as budgeting difficulties have hurt that area's municipal bonds. However, by the end of the reporting period, it became clear that with demand so strong, investors were downplaying most budgetary concerns. For our part, we have consistently worked to avoid any problem areas, focusing instead on stronger areas such as Texas. As one of the country's largest issuers, Texas also offers superior yields thanks to the state's lack of an income tax.

This was also a record year for new issues, which reached nearly $300 billion. Ordinarily, interest rates rise when there is such a significant increase in supply. Yet interest rates failed to fall into the normal pattern, instead moving lower during the year. In our opinion, this is another indication of how strong demand has been for municipal securities.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
Texas.................................................................... 21.24%
Indiana.................................................................. 11.78%
Illinois.................................................................  8.85%
New York.................................................................  6.92%
Massachusetts............................................................  5.89%
Louisiana................................................................  5.53%
Michigan.................................................................  4.35%
Ohio.....................................................................  3.70%
New Mexico...............................................................  2.75%
Wisconsin................................................................  2.54%
--------------------------------------------------------------------------------

CAPITAL PRESERVATION REMAINS GOAL

Although the fund underperformed its benchmark during the period, we are generally pleased with our showing. We are less concerned with outperforming the index than we are with maintaining a relatively stable net asset value and delivering tax-advantaged income to our shareholders. Keeping this goal of capital preservation paramount, we're willing to accept periods of modest underperformance if it means our investors can be confident their principal is relatively safe. That is not to say that we are satisfied with the current yield. On the contrary, we would like to increase the dividend as much as we can without exposing our shareholders to undue risk. This will remain our secondary goal as we move ahead.

PIE CHART:        TAX-FREE BOND FUND CREDIT
                  RATINGS ON LONG-TERM BOND
                  HOLDINGS AS OF 8/31/02

                  [PIE CHART]

                  % OF LONG-TERM BOND HOLDINGS
                  o  Aaa................................................. 66.09%
                  o  Aa.................................................. 16.12%
                  o  A................................................... 13.72%
                  o  Baa.................................................  1.92%
                  o  NR..................................................  2.15%

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS A & B GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class A and the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class B to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Tax-Free Bond Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

         INVESCO Tax-Free Bond     INVESCO Tax-Free Bond     Lehman Municipal
         Fund - Class A            Fund - Class B            Bond Index(4)

4/02     $10,000                   $10,000                   $10,000
8/02     $10,133                   $10,100                   $10,625

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Tax-Free Bond Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 8/31/02.

                  INVESCO Tax-Free Bond Fund -                Lehman Municipal
                  Class C                                     Bond Index(6)

2/00              $10,000                                     $10,000
8/00              $10,686                                     $10,679
2/01              $13,172                                     $11,767
2/02              $13,715                                     $12,501

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(6)THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]

RICHARD A. BERRY, CFA

RICHARD BERRY IS SENIOR VICE PRESIDENT AT AIM CAPITAL MANAGEMENT, INC. HE IS LEAD MANAGER OF INVESCO TAX-FREE BOND FUND. HE BEGAN HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]

STEPHEN D. TURMAN, CFA

STEPHEN D. TURMAN, VICE PRESIDENT AND PORTFOLIO MANAGER OF AIM, IS THE CO-PORTFOLIO MANAGER OF INVESCO TAX-FREE BOND FUND. STEPHEN JOINED AIM IN 1985 AND MANAGES SEVERAL OTHER AIM FIXED-INCOME FUNDS. STEPHEN IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

YOUR FUND'S REPORT

U.S. GOVERNMENT SECURITIES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of U.S. Government Securities Fund-Investor Class shares rose 7.52%. This return underperformed that of the Lehman Government Long Bond Index, which gained 11.04% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

TREASURIES SHINE IN A CHALLENGING YEAR

In a year clouded by the 9/11 terrorist attacks, a raft of corporate accounting scandals, violence in the Middle East, and tepid corporate spending, investors understandably sought investments noteworthy for their stability. As a result, Treasuries fared relatively well, advancing in response to this heightened demand for securities deemed to be safe havens.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND--
                           TOP BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
US Treasury Notes........................................................ 24.68%
US Treasury Bonds........................................................ 23.50%
Freddie Mac.............................................................. 19.77%
Government National Mortgage Association I............................... 18.56%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

PIE CHART:        U.S. GOVERNMENT SECURITIES FUND
                  ASSET DIVERSIFICATION
                  AS OF 8/31/02

                  [PIE CHART]

                  % OF TOTAL ASSETS
                  o  U.S. Government Obligations......................... 48.19%
                  o  U.S. Government Agency Obligations.................. 38.33%
                  o  Net Cash & Cash Equivalents......................... 13.48%

The Federal Reserve's actions also supported Treasuries, as the Fed implemented four interest rate cuts during the first four months of the period before opting to hold rates steady through August 2002. Although there was some discussion of a return to a Fed tightening cycle when gross domestic product (GDP) growth surged in the first quarter of 2002 -- hampering fixed-income securities for a brief period -- this notion lost momentum once it became clear that a sustained economic turnaround remained distant. Under such conditions, Treasuries typically flourish, and this trend held true throughout most of the year, with yields moving substantially lower overall.

Against this backdrop, the fund provided shareholders with a refuge from the year's equity storm, thanks to our focus on liquidity, relative stability, and performance opportunities. By mixing short, intermediate, and long maturity Treasury notes with mortgage-backed securities sponsored by government agencies, the fund has offered an attractive alternative to the slumping stock market, as well as a means for diversifying assets in a volatile environment.

RISK MANAGEMENT A TOP PRIORITY

Investing in fixed-income markets requires addressing two types of risk: credit risk and interest rate risk. With respect to credit quality, throughout the year the fund continued to focus on its objective of investing in securities backed by the U.S. government, and therefore, most attractive in times of economic and financial stress.

The risk of rising interest rates, however, is more difficult to manage, especially with rates much closer to a long-term low than a generalized high during the year. To minimize the negative impact of any future rate increases, we continued to blend mortgage-backed securities, which offer a higher yield and lower price volatility than equivalent U.S. Treasuries, into the portfolio. We also increased the fund's percentage of cash and short-term maturities following episodes of extreme price gains in the bond market. Finally, we often invested across the yield curve on the heels of strong downside moves in interest rates to diversify the portfolio so that any one sector of the yield curve would not unduly affect the fund's performance.

Although this cautious approach contributed to the fund's underperformance relative to its benchmark index for the year, it resulted in a reasonable yield without sacrificing flexibility. Indeed, we expect to continue with these risk management tactics in preparation for any change in the interest rate climate going forward.

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

               INVESCO U.S. Government Securities         Lehman Government Long
               Fund - Investor Class                      Bond Index(8)

8/92           $10,000                                    $10,000
8/93           $11,355                                    $12,200
8/94           $10,613                                    $11,279
8/95           $11,926                                    $13,201
8/96           $12,083                                    $13,394
8/97           $13,414                                    $15,188
8/98           $15,391                                    $18,354
8/99           $14,869                                    $17,438
8/00           $16,225                                    $19,464
8/01           $17,920                                    $21,825
8/02           $19,267                                    $24,234

PREPARED FOR ANY MARKET

In today's volatile environment, gauging the market's next direction is a challenge. On the one hand, bonds' performance could stall if economic measures show signs of strength, especially in employment and/or capital spending. This in turn could invigorate the stock market and cause investors to shift from bonds to stocks. Other potential stumbling blocks include inflation -- currently a non-issue and likely to remain one until the risk of deflation dissipates -- an end to the Fed's easing actions, and government-led solutions to the recent problems with corporate wrongdoing, which have lessened the extent of the flight-to-quality movement in the bond market.

However, indicators pointing to the potential for continued strength in fixed-income securities are equally compelling. Questions regarding the possibility of a double-dip recession, deflationary risk, a lingering bear market in stocks, and the next step in the war on terrorism are all uncertainties affecting investor sentiment. In addition, there is the chance that, should the economy continue to wilt, the Fed could lower interest rates further. Depending on how and when these issues are resolved, we could see bonds maintain their strong appeal.

Striking a balance between these factors is a delicate yet crucial task in considering the moving targets of shareholder flows, fundamental economic measures, technical considerations, coupon yield competitiveness, and NAV performance. Overall, we have sought to position the fund with the flexibility to respond to any of these risks and/or opportunities as they present themselves.

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS A & B GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class A(9) and the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class B to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO U.S. Government Securities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

        INVESCO U.S. Government    INVESCO U.S. Government    Lehman Government
        Securities Fund -          Securities Fund -          Long Bond Index(8)
        Class A(9)                 Class B

4/02    $10,000                    $10,000                    $10,000
8/02    $12,484                    $10,256                    $11,419

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS C GROWTH OF
$10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO U.S. Government Securities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/02.

              INVESCO U.S. Government Securities          Lehman Government Long
              Fund - Class C                              Bond Index(8)

2/00          $10,000                                     $10,000
8/00          $10,764                                     $10,850
2/01          $11,758                                     $12,166
2/02          $12,548                                     $13,509

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(8)THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(9)GROWTH OF $10,000 REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]

RICHARD HINDERLIE

DICK HINDERLIE IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH PORTFOLIO MANAGER BOB HICKEY

[PHOTOGRAPH OF BOB HICKEY OMITTED]

BOB HICKEY IS A VICE PRESIDENT AT INVESCO FUNDS GROUP AND MANAGES INVESCO HIGH YIELD FUND AND INVESCO SELECT INCOME FUND

THE ECONOMY REMAINS ON TRACK

BOB, SOME OBSERVERS SUGGEST THAT THE ECONOMY IS HEADED BACK INTO RECESSION. WHAT'S THE BASIS FOR THEIR PESSIMISM?

BOB HICKEY: Recent economic data has not been overly encouraging. Last summer's numbers on manufacturing were somewhat soft, while the latest gross domestic product figures suggest that business is not improving as much as some had hoped. And although the unemployment rate has held relatively steady, job growth has been minimal. Recent retail sales figures and readings on consumer confidence suggest American consumers, who had continued to spend confidently despite this downturn, are starting to appear stretched.

These data points have prompted many to wonder whether the economy is headed toward a second dip into recession.

DO YOU AGREE WITH THAT ASSESSMENT?

BOB HICKEY: No, I continue to believe that the foundation has been laid for a moderate economic recovery. Consider that interest rates continue to float near 40-year lows. And the Federal Reserve has made it clear that, if the economy continues to show signs of weakness, it won't hesitate to take action. Furthermore, inflation remains remarkably benign. Our conversations with corporate managers reveal that most companies have little to no pricing power, which means we likely won't have to contend with price increases anytime soon. These trends open the door for the Fed to remain vigilant and give Chairman Alan Greenspan and his colleagues the wiggle room they need to ensure that the expansion gains traction.

So, while recent data have painted an unclear picture of the economy's health, it's important to remember that periods of economic improvement are notoriously choppy. It's perfectly normal for an expansion to resume in fits and starts.

That's not to say that risks don't exist. After all, the Fed's active policy arm just altered its risk directive, saying that the biggest threat to the economy remains recession. But I think we'll see the business climate continue to improve.

WHAT ARE SOME OF THE RISKS WE NEED TO BE AWARE OF?

BOB HICKEY: In our opinion, the most significant risk to the economy lies in external factors. Let's face it: Our country changed on September 11, 2001. And the threat of terrorism will be an uncertainty for the foreseeable future. I think another attack could temporarily derail the expansion. Sure, we would be fine over the long run. But, during the short term, uncertainty could prolong the current economic weakness. I also wonder what kind of impact a U.S. invasion of Iraq might have on the economy, particularly if the conflict were to escalate.

Barring these external developments, however, we continue to think that the economy is on track. Even if some of these scenarios develop, the recovery could still endure. And we don't believe the Fed will need to ease interest rates again this year.

YOU SEEM FAIRLY CONFIDENT THAT WE'RE AT THE BOTTOM OF THE INTEREST RATE CYCLE. IF THE NEXT FED MOVE IS TO RAISE RATES, HOW DO YOU MAKE MONEY WHEN BOND PRICES ARE DECLINING?

BOB HICKEY: There are several strategies you can employ. For example, as business improves, corporate sales and earnings also improve. Consequently, the default rate generally declines, allowing you to move out on the risk spectrum. By moving farther out, yields generally improve. Just as an improving economy leads to a decline in default rates, corporate balance sheets and interest coverage also improve. So it becomes more likely that companies will be able to successfully service their debt, which can lead to credit rating upgrades and upward price action for those bonds.

There are other approaches as well. For example, we can shorten portfolio duration and employ other tactical moves. But credit analysis continues to be our area of focus. We want to find and invest in those companies with the potential to receive a credit rating upgrade.

DO YOU ANTICIPATE THAT YOUR BOND PORTFOLIOS WILL BECOME MORE CONCENTRATED IN THE COMING MONTHS?

BOB HICKEY: Not significantly. Although we are excited about several opportunities, we continue to be cautious. With this in mind, we'll keep the funds diversified across industries and maturities, with the goal of delivering superior risk-adjusted returns.

"...WHILE RECENT DATA HAS PAINTED AN UNCLEAR PICTURE OF THE ECONOMY'S HEALTH, IT'S IMPORTANT TO REMEMBER THAT PERIODS OF ECONOMIC IMPROVEMENT ARE NOTORIOUSLY CHOPPY."

MARKET HEADLINES

MARKET OVERVIEW:

SEPTEMBER 2001 THROUGH AUGUST 2002

The 12-month period ended August 31, 2002, began with the horrific events of September 11, 2001. As the country and its financial markets attempted to digest the unprecedented tragic events, the third calendar quarter concluded as the worst three-month period for stocks since the fall of 1987. Many businesses took an unexpected blow -- most notably airlines, insurers, and growth companies hurt by the sudden rotation into more defensive investments.

Bonds, on the other hand, were aided by investor anxiety over the struggling stock market -- which spurred a flight to investments believed to be "safe havens." Some stocks in more defensive areas, such as consumer staples, also managed to weather the downturn admirably.

Market tone improved dramatically in October. Successful U.S. military action in Afghanistan and another Federal Reserve interest rate cut offset the concern accompanying a rash of anthrax scares. Confidence in our financial system and government seemingly grew by the day, and stocks -- particularly growth and technology stocks -- rallied throughout the fourth quarter. Also encouraging were positive statements from a number of companies suggesting they had started to see business activity pick up.

After cutting rates again in November, the Fed implemented its final rate cut of the cycle in December, bringing the federal funds rate to a low of 1.75%. But there was also negative news. Energy trading giant Enron Corp came under intense scrutiny, as questionable accounting practices undermined its business and investor support. The aftermath of the Enron scandal rippled through the market in January, which fell prey to growing concerns over accounting methods in general. Although stocks initially rebounded from the seed of doubt planted by the Enron meltdown, the recovery was short-lived, as spring saw that seed germinate.

Indeed, the first half of 2002 was peppered with repeated reports of corporate accounting scandals. The period saw such corporate giants as WorldCom Inc and Qwest Communications International come under fire for questionable accounting that, in some instances, crossed the line into fraud. Combined, these announcements led to a crisis in confidence on the part of investors.

Meanwhile, the stream of positive economic data continued, but investors instead chose to focus on the preponderance of negative news. Fundamentally, corporate profits had yet to benefit from the improving business climate. Also capturing investors' attention were rising geopolitical tensions, including frequent suicide bombings along the West Bank and hostile posturing between nuclear rivals India and Pakistan. By summer, the Bush administration appeared to be seeking support for an attack on Iraq, which only added to the market's anxieties.

During July, investors appeared to respond by opting out of stocks altogether. At times, the selling was so widespread and indiscriminate that some observers wondered if the bear market had finally found its bottom. Indeed, during that month and well into August, stocks enjoyed a sharp (albeit choppy) rally, prompting speculation that the worst was finally behind us.

There were reasons for optimism. For one thing, the second calendar quarter's corporate earnings reports generally exceeded depressed expectations. And government regulators appeared to be taking steps to restore public confidence in corporate accounting, notably mandating that top executives of America's largest companies certify under oath that their financial statements legitimately reflect their businesses' health. Corporate America also took steps to win back the public's trust, when several high-profile companies announced they would treat option compensation as an expense.

However, by the end of August, the rally had stalled in response to an influx of tepid economic data. Specifically, investors found little comfort in the relatively weak report tracking consumer confidence, and while the manufacturing and non-manufacturing sectors (as reported by the Institute for Supply Management) continued to grow, they did so at a slower pace than we saw earlier in the year. In addition, anxiety over the approaching anniversary of 9/11 and increased press coverage of the U.S.'s intentions toward Iraq further dampened the mood. Following such a volatile summer, investors will be closely monitoring third-quarter earnings and the latest economic data to determine whether we are drawing any closer to the long-awaited recovery.

"DURING JULY, INVESTORS APPEARED TO RESPOND BY OPTING OUT OF STOCKS ALTOGETHER. AT TIMES, THE SELLING WAS SO WIDESPREAD AND INDISCRIMINATE THAT SOME OBSERVERS WONDERED IF THE BEAR MARKET HAD FINALLY FOUND ITS BOTTOM."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002
                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
82.82   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.50    AEROSPACE & DEFENSE
        L-3 Communications, Sr Sub Notes(a), 7.625%, 6/15/2012                           $   1,275,000       $   1,319,625
===========================================================================================================================
0.48    AIR FREIGHT & COURIERS
        Petroleum Helicopters, Sr Secured Notes, Series B, 9.375%, 5/1/2009              $   1,250,000           1,268,750
===========================================================================================================================
4.97    ALTERNATIVE CARRIERS
        Allegiance Telecom, Sr Discount Step-Up Notes, Series B, Zero
          Coupon(b), 2/15/2008                                                           $  22,840,000           2,112,700
        Level 3  Communications,  Sr Secured  Notes,  Sr  Discount
          Step-Up, Zero Coupon(b), 12/1/2008                                             $  27,710,000          11,084,000
===========================================================================================================================
                                                                                                                13,196,700
1.94    AUTO PARTS & EQUIPMENT
        Dana Corp, Sr Notes(a), 10.125%, 3/15/2010                                       $   1,800,000           1,791,000
        Lear Corp, Gtd Sr Notes, Series B, 7.960%, 5/15/2005                             $   1,000,000           1,035,000
        Metaldyne Corp, Sr Sub Notes(a), 11.000%, 6/15/2012                              $   1,275,000           1,118,813
        Universal Compression, Sr Discount Step-Up Notes, Zero Coupon(b),
          2/15/2008                                                                      $   1,280,000           1,217,600
===========================================================================================================================
                                                                                                                 5,162,413
7.89    BROADCASTING -- RADIO/TV
        Chancellor Media of Los Angeles, Sr Sub Notes, Series B, 8.125%,
          12/15/2007                                                                     $  13,975,000          13,852,719
        Corus Entertainment, Sr Sub Notes, 8.750%, 3/1/2012                       CA     $   1,800,000           1,813,500
        Fox Family Worldwide, Sr Discount Notes, 9.275%, 11/1/2007                       $   1,050,000             999,994
        Paxson Communications, Sr Discount Step-Up Notes, Zero Coupon(b),
          1/15/2009                                                                      $   1,000,000             470,000
        Sinclair Broadcast Group, Gtd Sr Sub Notes, 8.750%, 12/15/2011                   $   2,500,000           2,543,750
        XM Satellite Radio, Sr Secured Notes, 14.000%, 3/15/2010                         $   3,750,000           1,284,375
===========================================================================================================================
                                                                                                                20,964,338
1.14    BUILDING PRODUCTS
        Schuler Homes, Sr Sub Exchange Notes, 10.500%, 7/15/2011                         $   3,000,000           3,015,000
===========================================================================================================================
8.44    CABLE & SATELLITE OPERATORS
        Adelphia Communications, Sr Notes(c)(d), 10.250%, 6/15/2011                      $   1,750,000             603,750
        Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                         $     925,000             235,875
        Charter Communications Holdings LLC/Charter Communications
          Holdings Capital, Sr Notes, 8.250%, 4/1/2007                                   $   1,500,000           1,035,000
        EchoStar DBS, Sr Notes(a), 9.125%, 1/15/2009                                     $   1,500,000           1,462,500
        Renaissance Media Group LLC, Gtd Sr Discount Step-Up Notes,
          Zero Coupon(b), 4/15/2008                                                      $   3,498,000           2,973,300
        Star Choice Communications, Sr Secured Notes, 13.000%, 12/15/2005         CA     $  16,114,000          16,114,000
===========================================================================================================================
                                                                                                                22,424,425
6.18    CASINOS & GAMING
        Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                    $   1,225,000           1,264,812
        Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010               $   1,700,000           1,751,000
        Hollywood Casino, Sr Secured Notes, 11.250%, 5/1/2007                            $   3,200,000           3,480,000

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
        Hollywood Park/Hollywood Park Operating, Sr Sub Notes,
          Series B, 9.500%, 8/1/2007                                                     $   1,700,000       $   1,547,000
        Mandalay Resort Group, Sr Notes, 9.500%, 8/1/2008                                $   1,000,000           1,082,500
        Park Place Entertainment, Sr Sub Notes, 8.125%, 5/15/2011                        $   3,615,000           3,673,744
        Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                  $   1,845,000           1,992,600
        Resorts International Hotel & Casino, 1st Mortgage, 11.500%, 3/15/2009           $   1,800,000           1,622,250
===========================================================================================================================
                                                                                                                16,413,906
0.47    CONSTRUCTION & FARM MACHINERY
        Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                      $   1,260,000           1,237,950
===========================================================================================================================
0.86    DISTRIBUTORS
        Herbalife International, Sr Sub Notes(a), 11.750%, 7/15/2010                     $     425,000             420,750
        United Auto Group, Sr Sub Notes(a), 9.625%, 3/15/2012                            $   1,850,000           1,868,500
===========================================================================================================================
                                                                                                                 2,289,250
1.62    DIVERSIFIED CHEMICALS
        Huntsman International LLC, Sr Notes(a), 9.875%, 3/1/2009                        $   1,250,000           1,281,250
        Johnson Diversey, Sr Sub Notes(a), Series A, 9.625%, 5/15/2012                   $   1,000,000             990,000
        Lyondell Chemical, Gtd Sr Secured Notes
          11.125%, 7/15/2012                                                             $   1,000,000           1,030,000
          Series B, 9.875%, 5/1/2007                                                     $   1,000,000             990,000
===========================================================================================================================
                                                                                                                 4,291,250
1.95    DIVERSIFIED FINANCIAL SERVICES
        Madison River Capital LLC/Madison River Finance, Sr Notes,
          Series B, 13.250%, 3/1/2010                                                    $   8,500,000           5,185,000
===========================================================================================================================
3.18    ELECTRIC UTILITIES & REFUNDING
        Consumers Energy, 1st & Refunding Mortgage, 7.375%, 9/15/2023                    $   1,840,000           1,649,433
        Mission Energy Holding, Sr Secured Notes, 13.500%, 7/15/2008                     $   1,275,000             535,500
        Niagara Mohawk Power, 1st Mortgage, 9.750%, 11/1/2005                            $   5,375,000           6,265,595
===========================================================================================================================
                                                                                                                 8,450,528
1.00    ENVIRONMENTAL SERVICES
        Allied Waste North America, Gtd Sr Secured Notes, 8.875%, 4/1/2008               $     850,000             854,250
        IESI Corp, Sr Sub Notes(a), 10.250%, 6/15/2012                                   $     515,000             489,250
        Synagro Technologies, Sr Sub Notes(a), 9.500%, 4/1/2009                          $   1,280,000           1,318,400
===========================================================================================================================
                                                                                                                 2,661,900
0.49    FOOD DISTRIBUTORS
        Roundy's Inc, Sr Sub Notes(a), 8.875%, 6/15/2012                                 $   1,275,000           1,287,750
===========================================================================================================================
0.35    FOOD RETAIL
        Pathmark Stores, Gtd Sr Sub Notes, 8.750%, 2/1/2012                              $   1,000,000             940,000
===========================================================================================================================
0.28    FOREST PRODUCTS
        Pope & Talbot, Sr Notes(a), 8.375%, 6/1/2013                                     $     850,000             748,000
===========================================================================================================================
0.58    HEALTH CARE EQUIPMENT
        Advanced Medical Optics, Sr Sub Notes(a), 9.250%, 7/15/2010                      $   1,560,000           1,540,500
===========================================================================================================================
2.01    HEALTH CARE FACILITIES
        Extendicare Health Services, Sr Notes(a), 9.500%, 7/1/2010                       $   2,145,000           2,134,275
        Hanger Orthopedic Group, Sr Notes, 10.375%, 2/15/2009                            $   1,000,000           1,050,000
        United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011             $   2,100,000           2,152,500
==========================================================================================================================
                                                                                                                 5,336,775

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.40    HEALTH CARE SUPPLIES
        Medquest Inc, Sr Sub Notes(a), 11.875%, 8/15/2012                                $   1,065,000       $   1,057,012
============================================================================================================================
0.37    HOMEBUILDING
        Standard Pacific, Sr Notes, 8.500%, 4/1/2009                                     $   1,000,000             980,000
============================================================================================================================
0.60    HOME FURNISHINGS
        Simmons Co, Sr Sub Notes, Series B, 10.250%, 3/15/2009                           $   1,500,000           1,593,750
============================================================================================================================
0.71    HOTELS
        Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                          $   1,000,000           1,016,250
        John Q Hammons Hotels LP/John Q Hammons Hotels Finance III,
          1st Mortgage
            Series B, 8.875%, 5/15/2012                                                  $     900,000             873,000
============================================================================================================================
                                                                                                                 1,889,250
0.16    INDUSTRIAL MACHINERY
        JLG Industries, Sr Sub Notes(a), 8.375%, 6/15/2012                               $     450,000             432,000
============================================================================================================================
7.07    INTEGRATED TELECOMMUNICATION SERVICES
        Block Communications, Sr Sub Notes(a), 9.250%, 4/15/2009                         $   2,250,000           2,235,937
        CFW Communications, Sr Notes, 13.000%, 8/15/2010                                 $   7,250,000           2,718,750
        COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006            UK     $   4,873,000           3,130,903
        Crown Castle International, Sr Notes, 9.375%, 8/1/2011                           $   4,500,000           2,812,500
        Diamond Cable Communications PLC, Sr Discount Notes
          11.750%(d)(f), 12/15/2005                                               UK     $   8,080,000           1,252,400
          10.750%(d)(f), 2/15/2007                                                UK     $   8,455,000           1,310,525
        Esprit Telecom Group PLC, Sr Notes(g), 11.500%, 12/15/2007                UK     $   8,250,000                 825
        GCI Inc, Sr Notes, 9.750%, 8/1/2007                                              $   2,600,000           2,002,000
        MetroNet Communications, Sr Discount Step-Up Notes, Zero
          Coupon(b), 6/15/2008                                                    CA     $  31,995,000           2,959,538
        NEXTLINK Communications LLC
          Sr Discount Step-Up Notes, Zero Coupon(b), 4/15/2008                           $  10,600,000             106,000
          Sr Notes
            10.750%(d), 11/15/2008                                                       $   5,650,000              56,500
            9.625%(d), 10/1/2007                                                         $   3,825,000              38,250
        NEXTLINK Communications LLC/NEXTLINK Capital, Sr Notes(d),
            12.500%, 4/15/2006                                                           $  16,065,000             160,650
===========================================================================================================================
                                                                                                                18,784,778
2.33    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008            IE     $   4,000,000           4,683,904
        Qwest Corp, Notes(a), 8.875%, 3/15/2012                                          $   1,745,000           1,518,150
===========================================================================================================================
                                                                                                                 6,202,054
1.10    LEISURE FACILITIES
        Regal Cinemas, Sr Sub Notes(a), 9.375%, 2/1/2012                                 $   1,000,000           1,025,000
        Six Flags, Sr Notes, 8.875%, 2/1/2010                                            $   2,200,000           1,908,500
===========================================================================================================================
                                                                                                                 2,933,500
0.35    MANAGED HEALTH CARE
        Rotech Healthcare, Sr Sub Notes(a), 9.500%, 4/1/2012                             $   1,100,000             918,500
===========================================================================================================================
1.45    MOVIES & ENTERTAINMENT
        AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                                $   4,200,000           3,864,000
===========================================================================================================================
1.86    MULTI-UTILITIES
        Aquila Inc, Sr Notes(a), 11.875%, 7/1/2012                                       $   1,250,000             950,000

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Western Resources, Notes, 6.250%, 8/15/2018                                      $   4,105,000       $   3,981,604
===========================================================================================================================
                                                                                                                 4,931,604
2.62    OIL & GAS DRILLING
        Pride International, Sr Notes, 10.000%, 6/1/2009                                 $   6,500,000           6,955,000
===========================================================================================================================
1.37    OIL & GAS EQUIPMENT & SERVICES
        Gulfmark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008                                $   3,600,000           3,636,000
===========================================================================================================================
2.91    OIL & GAS EXPLORATION & PRODUCTION
        Comstock Resources, Sr Notes(a), 11.250%, 5/1/2007                               $   2,000,000           2,060,000
        Forest Oil, Sr Notes, 8.000%, 6/15/2008                                          $   2,995,000           3,054,900
        Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005                          $   2,550,000           2,626,554
===========================================================================================================================
                                                                                                                 7,741,454
1.28    OIL & GAS REFINING & MARKETING
        Tesoro Petroleum, Sr Sub Notes(a), 9.625%, 4/1/2012                              $   2,350,000           1,727,250
        Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                    $   1,685,000           1,685,000
===========================================================================================================================
                                                                                                                 3,412,250
1.57    PAPER PACKAGING
        Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                     $   2,350,000           2,432,250
        Graphic Packaging, Gtd Sr Sub Notes(a), 8.625%, 2/15/2012                        $   1,700,000           1,725,500
===========================================================================================================================
                                                                                                                 4,157,750
0.94    PAPER PRODUCTS
        Bear Island Paper LLC/Bear  Island  Finance II, Sr Secured  Notes,
          Series B, 10.000%, 12/1/2007                                                   $   2,200,000           1,848,000
        Georgia-Pacific Corp, Notes, 8.125%, 5/15/2011                                   $     700,000             640,500
===========================================================================================================================
                                                                                                                 2,488,500
0.79    PERSONAL PRODUCTS
        Alderwoods Group, Gtd Notes, 12.250%, 1/2/2009                                   $   2,140,000           2,097,200
===========================================================================================================================
0.85    PHARMACEUTICALS
        aaiPharma Inc, Gtd Sr Sub Notes, 11.000%, 4/1/2010                               $   2,550,000           2,256,750
===========================================================================================================================
0.91    PUBLISHING & PRINTING
        Mail-Well Inc, Sr Notes(a), 9.625%, 3/15/2012                                    $   2,275,000           1,569,750
        PRIMEDIA Inc, Sr Notes, 10.250%, 6/1/2004                                        $   1,000,000             850,000
===========================================================================================================================
                                                                                                                 2,419,750
0.58    REAL ESTATE INVESTMENT TRUSTS
        Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                      $   1,525,000           1,540,250
===========================================================================================================================
0.38    REAL ESTATE MANAGEMENT & DEVELOPMENT
        Corrections Corp of America, Sr Notes(a), 9.875%, 5/1/2009                       $   1,000,000           1,020,000
===========================================================================================================================
1.09    SPECIALTY CHEMICALS
        IMC Global, Sr Notes, 11.250%, 6/1/2011                                          $   1,450,000           1,566,000
        Millennium America, Sr Notes(a), 9.250%, 6/15/2008                               $   1,285,000           1,336,400
===========================================================================================================================
                                                                                                                 2,902,400
2.44    SPECIALTY STORES
        Cole National Group, Sr Sub Notes, 8.875%, 5/15/2012                             $     900,000             891,000
        United Rentals, Gtd Sr Sub Notes, Series B, 8.800%, 8/15/2008                    $   6,035,000           5,597,463
===========================================================================================================================
                                                                                                                 6,488,463

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.98    STEEL
        Alltrista Corp, Sr Sub Notes(a), 9.750%, 5/1/2012                                $   1,550,000       $   1,503,500
        Steel Dynamics, Sr Notes(a), 9.500%, 3/15/2009                                   $   1,065,000           1,091,625
===========================================================================================================================
                                                                                                                 2,595,125
0.34    TEXTILES
        Collins & Aikman Floorcoverings, Sr Sub Notes(a), 9.750%, 2/15/2010              $     900,000             901,125
===========================================================================================================================
3.04    WIRELESS TELECOMMUNICATION SERVICES
        McCaw International Ltd, Sr Discount Notes(g), 13.000%, 4/15/2007                $   7,200,000             108,000
        Nextel Communications, Sr Serial Notes
          9.500%, 2/1/2011                                                               $     800,000             608,000
          9.375%, 11/15/2009                                                             $   1,305,000           1,017,900
        Nextel International, Sr Notes(d), 12.750%, 8/1/2010                             $   6,000,000              90,000
        Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010                                  $   3,425,000           1,935,125
        UbiquiTel Operating, Sr Sub Discount Step-Up Notes, Zero
          Coupon(b), 4/15/2010                                                           $   3,800,000             266,000
        US Unwired, Gtd Sr Sub Discount Step-Up Notes, Series B,
          Zero Coupon(b), 11/1/2009                                                      $   4,575,000           1,052,250
        VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                              $   2,999,000           2,999,000
===========================================================================================================================
                                                                                                                 8,076,275
        TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $355,822,113)                                            220,008,800
===========================================================================================================================
0.07    COMMON STOCKS & WARRANTS
0.00    BROADCASTING -- RADIO/TV
        XM Satellite Radio Warrants(a)(h)(Exp 2010)                                              3,750               2,250
===========================================================================================================================
0.06    INTEGRATED TELECOMMUNICATION SERVICES
        Focal Communications(h)                                                                132,775             135,430
        McLeodUSA Inc Class A Warrants(h)(i)(Exp 2007)                                         117,164              10,545
===========================================================================================================================
                                                                                                                   145,975
0.01    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Ntelos Inc Warrants(a)(h)(Exp 2010)                                                     16,500              30,937
        STARTEC Global Communications Warrants(h)(Exp 2008)                                      3,850                  38
===========================================================================================================================
                                                                                                                    30,975
0.00    INTERNET SOFTWARE & SERVICES
        Wam!Net Warrants(a)(h)(Exp 2005)                                                        17,100                 171
===========================================================================================================================
        TOTAL COMMON STOCKS & WARRANTS (COST $10,250,464)                                                          179,371
===========================================================================================================================
5.01    PREFERRED STOCKS
0.00    ALTERNATIVE CARRIERS
        Global Crossing Holdings Ltd, Sr Exchangeable Pfd(j), 10.500%             BD            76,011                 760
        Global Crossing Ltd, Conv Pfd(j), 6.750%                                  BD            23,750               1,187
===========================================================================================================================
                                                                                                                     1,947
0.20    BROADCASTING -- RADIO/TV
        Cumulus Media, Exchangeable Pfd, Series A Shrs(k), 13.750%                                 500             537,500
===========================================================================================================================
0.09    INTEGRATED TELECOMMUNICATION SERVICES
        McLeodUSA Inc, Conv Pfd, Series A Shrs(h)(i), 2.500%                                    52,873             117,907
        XO Communications, Sr Exchangeable Pfd, 14.000%                                        110,675             110,675
===========================================================================================================================
                                                                                                                   228,582

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.81    MOVIES & ENTERTAINMENT
        CSC Holdings
          Conv Pfd, Series H Shrs, 11.750%                                                      18,000       $   1,098,000
          Pfd, Series M Shrs, 11.125%                                                           17,750           1,065,000
===========================================================================================================================
                                                                                                                 2,163,000
0.07    TEXTILES
        Anvil Holdings, Sr Exchangeable Pfd, Series B Shrs, 13.000%                             10,866             195,588
===========================================================================================================================
3.84    WIRELESS TELECOMMUNICATION SERVICES
        Nextel Communications, Exchangeable Pfd, Series E Shrs(k), 11.125%                      19,250          10,202,500
===========================================================================================================================
        TOTAL PREFERRED STOCKS (COST $35,733,101)                                                               13,329,117
===========================================================================================================================
0.73    OTHER SECURITIES -- ELECTRIC UTILITIES
        Alliant Energy Resources, Sr Sub Exchangeable Step-Down
          Notes(a), PAY PHONES(l) 7.250%(m), 2/1/2030 (Each shr
          exchangeable for 2.5 shrs McLeodUSA Inc(i) cmn stk)
          (Cost $5,031,000)                                                                     76,000           1,947,500
===========================================================================================================================
10.30   SHORT-TERM INVESTMENTS
0.71    CORPORATE BONDS
0.38    ENVIRONMENTAL SERVICES
        Browning-Ferris Industries, Sr Notes, 6.100%, 1/15/2003                          $   1,000,000             995,066
===========================================================================================================================
0.33    MULTI-UTILITIES
        AES Corp, Sr Notes, 8.750%, 12/15/2002                                           $   1,000,000             880,000
===========================================================================================================================
          TOTAL CORPORATE BONDS (Amortized Cost $1,911,981)                                                      1,875,066
===========================================================================================================================
9.59    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated 8/30/2002
          due 9/3/2002 at 1.810%, repurchased at $5,489,104
          (Collateralized by Fannie Mae, Benchmark Notes, due
          11/17/2011 at 5.000%, value $5,599,813)                                        $   5,488,000           5,488,000
        Repurchase Agreement with State Street dated 8/30/2002
          due 9/3/2002 at 1.810%, repurchased at $20,004,022
          (Collateralized by Federal Home Loan Bank, Notes, due
          5/14/2004 at 3.375%, value $20,413,498)                                        $  20,000,000          20,000,000
===========================================================================================================================
          TOTAL REPURCHASE AGREEMENTS (Cost $25,488,000)                                                        25,488,000
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $27,399,981)                                               27,363,066
===========================================================================================================================
98.93   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $434,236,659)                                                                          262,827,854
===========================================================================================================================
1.07    OTHER ASSETS LESS LIABILITIES                                                                            2,831,377
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 265,659,231
===========================================================================================================================

SELECT INCOME FUND
94.69   FIXED INCOME SECURITIES
8.55    US GOVERNMENT OBLIGATIONS
        US Treasury Notes, 5.750%, 8/15/2010 (Amortized Cost $25,796,781)                $  25,000,000       $  28,074,225
===========================================================================================================================
17.70   US GOVERNMENT AGENCY OBLIGATIONS
        Fannie Mae, Gtd Mortgage Pass-Thru Certificates, 6.000%, 2/1/2017                $   9,366,836           9,700,340

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Freddie Mac, Gold, Participation Certificates
          6.000%, 2/1/2017                                                               $  14,402,162       $  14,910,447
          6.000%, 4/1/2017                                                               $  13,956,998          14,449,573
          5.500%, 12/1/2016                                                              $  18,622,387          19,064,930
===========================================================================================================================
          TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $56,252,476)                                   58,125,290
===========================================================================================================================
0.32    ASSET BACKED SECURITIES -- AIRLINES
        Delta Air Lines, Pass-Thru Certificates, Series 2002-1,
          Class C, 7.779%, 1/2/2012 (Cost $1,050,000)                                    $   1,050,000           1,031,878
===========================================================================================================================
68.12   CORPORATE BONDS
6.11    AUTOMOBILE MANUFACTURERS
        Auburn Hills Trust, Gtd Exchangeable Certificates, 12.375%, 5/1/2020             $   9,500,000          14,347,603
        Ford Motor Credit, Global Landmark Securities, 7.250%, 10/25/2011                $   3,900,000           3,748,848
        General Motors Acceptance, Sr Notes, 7.000%, 2/1/2012                            $   1,975,000           1,979,841
===========================================================================================================================
                                                                                                                20,076,292
10.28   BROADCASTING -- RADIO/TV
        Chancellor Media of Los Angeles
          Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007                                  $   8,000,000           8,010,000
          Sr Sub Notes, Series B, 8.125%, 12/15/2007                                     $  19,595,000          19,423,544
        Clear Channel Communications, Sr Notes, 6.000%, 11/1/2006                        $   2,500,000           2,410,215
        Fox Family Worldwide, Sr Notes, 9.250%, 11/1/2007                                $   3,750,000           3,918,750
===========================================================================================================================
                                                                                                                33,762,509
0.51    CABLE & SATELLITE OPERATORS
        Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                         $     900,000             229,500
        EchoStar DBS, Sr Notes(a), 9.125%, 1/15/2009                                     $   1,500,000           1,462,500
===========================================================================================================================
                                                                                                                 1,692,000
0.95    CASINOS & GAMING
        Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                    $   1,475,000           1,522,937
        Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                  $   1,475,000           1,593,000
===========================================================================================================================
                                                                                                                 3,115,937
0.44    CONSTRUCTION & FARM MACHINERY
        Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                      $   1,465,000           1,439,363
===========================================================================================================================
0.35    CONSUMER FINANCE
        Household Finance, Notes, 5.750%, 1/30/2007                                      $   1,150,000           1,149,002
===========================================================================================================================
0.56    DIVERSIFIED FINANCIAL SERVICES
        Verizon Global Funding, Notes, 6.875%, 6/15/2012                                 $   1,890,000           1,829,148
===========================================================================================================================
25.12   ELECTRIC UTILITIES
        Cleveland Electric Illuminating
          1st Mortgage, Series B, 9.500%, 5/15/2005                                      $   4,477,000           4,501,471
          Secured Notes, Series D, 7.880%, 11/1/2017                                     $   4,000,000           4,220,544
        CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                                $   4,900,000           4,067,000
        Commonwealth Edison, 1st Mortgage
          Series 83, 8.000%, 5/15/2008                                                   $   6,100,000           7,195,499
          Series 86, 8.375%, 9/15/2022                                                   $   3,250,000           3,366,909
        Consumers Energy, 1st & Refunding Mortgage, 7.375%, 9/15/2023                    $   5,950,000           5,333,764
        Duquesne Light, 1st Collateral Trust, 7.550%, 6/15/2025                          $   5,580,000           5,650,520
        El Paso Electric, 1st Mortgage, Series D, 8.900%, 2/1/2006                       $   4,755,000           4,910,417
        Metropolitan Edison, Secured Medium-Term Notes, Series B,
          6.970%, 10/19/2023                                                             $   3,500,000           3,069,927
        New York State Electric & Gas, 1st Mortgage, 8.300%, 12/15/2022                  $   4,800,000           4,992,907

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Niagara Mohawk Power, 1st Mortgage, 9.750%, 11/1/2005                            $   4,232,000       $   4,933,208
        Pacific Gas & Electric, 1st Refunding Mortgage, Series 92D,
          8.250%, 11/1/2022                                                              $   2,223,000           2,067,390
        Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022                              $   2,000,000           2,032,906
        Potomac Edison, 1st Mortgage, 8.000%, 12/1/2022                                  $   5,200,000           5,391,121
        Public Service of New Mexico, Sr Notes
          Series A, 7.100%, 8/1/2005                                                     $  11,375,000          12,110,360
          Series B, 7.500%, 8/1/2018                                                     $   1,000,000           1,012,286
        Texas Utilities Electric, 1st Mortgage & Collateral Trust
          8.750%, 11/1/2023                                                              $   5,000,000           5,234,925
          7.625%, 7/1/2025                                                               $     348,000             354,047
        Toledo Edison, Secured Medium-Term Notes, Series A, 9.220%,
          12/15/2021                                                                     $   1,975,000           2,034,967
===========================================================================================================================
                                                                                                                82,480,168
0.10    ENVIRONMENTAL SERVICES
        IESI Corp, Sr Sub Notes(a), 10.250%, 6/15/2012                                   $     360,000             342,000
===========================================================================================================================
0.73    FOOD RETAIL
        Safeway Inc, Notes, 3.800%, 8/15/2005                                            $   2,390,000           2,391,264
===========================================================================================================================
0.62    GAS UTILITIES
        Consolidated Natural Gas, Sr Notes, Series B, 5.375%, 11/1/2006                  $   1,980,000           2,033,290
===========================================================================================================================
0.28    HEALTH CARE EQUIPMENT
        Advanced Medical Optics, Sr Sub Notes(a), 9.250%, 7/15/2010                      $     950,000             938,125
===========================================================================================================================
1.03    HEALTH CARE FACILITIES
        Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                                     $     815,000             861,251
        United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011             $   2,450,000           2,511,250
===========================================================================================================================
                                                                                                                 3,372,501
1.36    HOTELS
        Hilton Hotels, Sr Notes, 7.200%, 12/15/2009                                      $   3,650,000           3,456,871
        Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                          $   1,000,000           1,016,250
===========================================================================================================================
                                                                                                                 4,473,121
0.39    INDUSTRIAL GASES
        Praxair Inc, Notes, 4.750%, 7/15/2007                                            $   1,225,000           1,266,202
===========================================================================================================================
0.11    INDUSTRIAL MACHINERY
        JLG Industries, Sr Sub Notes(a), 8.375%, 6/15/2012                               $     375,000             360,000
===========================================================================================================================
1.90    INTEGRATED OIL & GAS
        Marathon Oil, Notes, 5.375%, 6/1/2007                                            $   1,000,000           1,042,090
        Texaco Capital, Gtd Notes, 5.500%, 1/15/2009                                     $   4,900,000           5,201,835
===========================================================================================================================
                                                                                                                 6,243,925
1.99    INTEGRATED TELECOMMUNICATION SERVICES
        COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                   $   2,070,000           1,329,975
        Esprit Telecom Group PLC, Sr Notes(g), 11.500%, 12/15/2007                       $   1,500,000                 150
        MetroNet Communications, Sr Discount Step-Up Notes, Zero
          Coupon(b), 6/15/2008                                                           $  40,880,000           3,781,400
        NEXTLINK Communications LLC/NEXTLINK Capital, Sr Notes(d),
          12.500%, 4/15/2006                                                             $   4,915,000              49,150
        Verizon Maryland, Deb, Series A, 6.125%, 3/1/2012                                $   1,410,000           1,378,814
===========================================================================================================================
                                                                                                                 6,539,489
4.84    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008                   $   4,800,000           5,620,685
        Sprint Capital, Gtd Notes, 7.625%, 1/30/2011                                     $   4,675,000           3,940,899

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
        Teleglobe Inc, Gtd Deb(d), 7.700%, 7/20/2029                                     $   7,800,000       $     117,000
        US WEST Communications, Notes, 5.650%, 11/1/2004                                 $   7,125,000           6,198,750
===========================================================================================================================
                                                                                                                15,877,334
0.58    MOVIES & ENTERTAINMENT
        AOL Time Warner, Notes
          6.875%, 5/1/2012                                                               $   1,695,000           1,527,086
          6.750%, 4/15/2011                                                              $     400,000             365,018
===========================================================================================================================
                                                                                                                 1,892,104
1.87    MULTI-UTILITIES
        Aquila Inc, Sr Notes(a), 11.875%, 7/1/2012                                       $   1,595,000           1,212,200
        Avista Corp, 1st Mortgage, 7.750%, 1/1/2007                                      $   3,000,000           3,031,380
        Western Resources, Sr Notes, 7.125%, 8/1/2009                                    $   2,194,000           1,896,744
===========================================================================================================================
                                                                                                                 6,140,324
0.51    OIL & GAS EXPLORATION & PRODUCTION
        Parker & Parsley Petroleum, Sr Notes, 8.250%, 8/15/2007                          $   1,665,000           1,680,383
===========================================================================================================================
0.55    OIL & GAS REFINING & MARKETING
        Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                    $   1,800,000           1,800,000
===========================================================================================================================
1.51    PAPER PACKAGING
        Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                     $     790,000             817,650
        Chesapeake Corp, Deb, 7.200%, 3/15/2005                                          $   4,400,000           4,136,000
===========================================================================================================================
                                                                                                                 4,953,650
0.15    PAPER PRODUCTS
        Georgia-Pacific Corp, Notes, 8.125%, 5/15/2011                                   $     535,000             489,525
===========================================================================================================================
0.58    PUBLISHING & PRINTING
        Mail-Well Inc, Sr Notes(a), 9.625%, 3/15/2012                                    $   2,740,000           1,890,600
===========================================================================================================================
0.38    RAILROADS
        Burlington Northern Santa Fe, Notes, 5.900%, 7/1/2012                            $   1,205,000           1,259,670
===========================================================================================================================
0.56    REAL ESTATE INVESTMENT TRUSTS
        Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                      $   1,825,000           1,843,250
===========================================================================================================================
0.48    SPECIALTY CHEMICALS
        IMC Global, Sr Notes, 11.250%, 6/1/2011                                          $   1,450,000           1,566,000
===========================================================================================================================
0.29    STEEL
        Alltrista Corp, Sr Sub Notes(a), 9.750%, 5/1/2012                                $     985,000             955,450
===========================================================================================================================
2.99    WIRELESS TELECOMMUNICATION SERVICES
        AT&T Wireless Services, Sr Serial Notes
          8.125%, 5/1/2012                                                               $   2,495,000           2,133,225
          6.875%, 4/18/2005                                                              $   1,500,000           1,350,000
        Nextel Communications, Sr Serial Notes, 9.375%, 11/15/2009                       $   3,205,000           2,499,900
        Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016                                  $   1,325,000             834,750
        VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                              $   3,000,000           3,000,000
===========================================================================================================================
                                                                                                                 9,817,875
          TOTAL CORPORATE BONDS (Amortized Cost $277,365,626)                                                  223,670,501
===========================================================================================================================
        TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $360,464,883)                                            310,901,894
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.00    WARRANTS
0.00    INTEGRATED TELECOMMUNICATION SERVICES
        McLeodUSA Inc Class A Warrants(h)(i) (Exp 2007)                                         17,844       $       1,606
===========================================================================================================================
0.00    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Ntelos Inc Warrants(a)(h) (Exp 2010)                                                     3,750               7,031
===========================================================================================================================
        TOTAL WARRANTS (COST $48,851)                                                                                8,637
===========================================================================================================================
0.28    PREFERRED STOCKS
0.00    ALTERNATIVE CARRIERS
        Global Crossing Ltd, Conv Pfd(j), 6.750%                                                 9,000                 450
===========================================================================================================================
0.01    INTEGRATED TELECOMMUNICATION SERVICES
        McLeodUSA Inc, Conv Pfd, Series A Shrs(h)(i), 2.500%                                     8,052              17,956
===========================================================================================================================
0.27    MOVIES & ENTERTAINMENT
        CSC Holdings, Conv Pfd, Series H Shrs, 11.750%                                          14,600             890,600
===========================================================================================================================
        TOTAL PREFERRED STOCKS (COST $3,080,312)                                                                   909,006
===========================================================================================================================
0.24    OTHER SECURITIES -- ELECTRIC UTILITIES
        Alliant Energy Resources, Sr Sub Exchangeable Step-Down Notes(a),
          PAY PHONES(l) 7.250%(m), 2/15/2030 (Each shr exchangeable for
          2.5 shrs McLeodUSA Inc(i) cmn stk) (Cost $1,873,125)                                  30,000             768,750
===========================================================================================================================
3.40    SHORT-TERM INVESTMENTS
1.16    CORPORATE BONDS
0.09    CABLE & SATELLITE OPERATORS
        Adelphia Communications, Sr Notes(c)(d), 9.250%, 10/1/2002                       $     850,000             282,625
===========================================================================================================================
1.07    MULTI-UTILITIES
        AES Corp, Sr Notes, 8.750%, 12/15/2002                                           $   4,000,000           3,520,000
===========================================================================================================================
          TOTAL CORPORATE BONDS (Amortized Cost $4,821,574)                                                      3,802,625
===========================================================================================================================
2.24    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated 8/30/2002 due
          9/3/2002 at 1.810%, repurchased at $7,367,481 (Collateralized by Fannie Mae, Benchmark Notes, due 11/17/2011 at 5.000%, value
          $7,513,189) (Cost $7,366,000)                                                  $   7,366,000           7,366,000
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $12,187,574)                                               11,168,625
===========================================================================================================================
98.61   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $377,654,745)                                                                          323,756,912
===========================================================================================================================
1.39    OTHER ASSETS LESS LIABILITIES                                                                            4,571,383
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 328,328,295
===========================================================================================================================

TAX-FREE BOND FUND
96.75   MUNICIPAL BONDS
1.22    ALABAMA
        Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig School Warrants,
          Series 2000, 5.500%, 2/15/2020                                                 $   1,250,000       $   1,327,550

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Lauderdale Cnty & Florence City Hlth Care Auth, Alabama
          (Coffee Health Group) (MBIA Insured), Rev, Series 2000-A,
          6.000%, 7/1/2029                                                               $   1,000,000       $   1,092,020
===========================================================================================================================
                                                                                                                 2,419,570
1.12    ALASKA
        Alaska Hsg Fin (MBIA Insured), State Bldg Lease, Series 1999,
          5.750%, 4/1/2017                                                               $   2,000,000           2,118,060
        Alaska Indl Dev & Export Auth, Ref Revolving Fund,  Series 1994A,
          Lots 1-29,  5.700%, 4/1/2004                                                   $      85,000              89,992
===========================================================================================================================
                                                                                                                 2,208,052
2.20    ARIZONA
        Arizona Edl Ln Mktng (Student Lns Insured), Edl Ln Rev,
          Series 1992B, 7.000%, 3/1/2005                                                 $   1,000,000           1,017,050
        Phoenix Civic Impt, Arizona (FGIC Insured), Jr Lien Wastewtr
          System Rev, Series 2000, 5.700%,
            7/1/2008                                                                     $   1,055,000           1,199,925
            7/1/2009                                                                     $   1,275,000           1,458,906
        Pima Cnty Indl Dev Auth, Arizona (Radisson City Ctr Hotel Proj),
          Ref Rev, 6.500%,
            12/1/2007                                                                    $     325,000             329,469
            12/1/2008                                                                    $     345,000             350,630
===========================================================================================================================
                                                                                                                 4,355,980
0.26    ARKANSAS
        North Little Rock Hlth Facils Brd, Arkansas (Baptist Hlth),
          Hlth Care Rev,  Series 2001, 5.700%, 7/1/2022                                  $     500,000             517,295
===========================================================================================================================
1.71    CALIFORNIA
        Big Bear Lake Dept of Wtr & Pwr, California (MBIA Insured),
          Wtr Rev Ref, Series 1996, 6.000%, 4/1/2022                                     $   2,000,000           2,356,180
        Los Angeles Cmnty Redev Agy, California (Cinerama Dome Pub
          Pkg Proj) (ACA Insured), Pkg System Rev, Series 2000A, 5.750%,
          7/1/2026                                                                       $   1,000,000           1,038,620
===========================================================================================================================
                                                                                                                 3,394,800
1.20    COLORADO
        Clear Creek Cnty, Colorado (School Dist RE-1) (FSA Insured),
          Gen Oblig Ref, Series 2002, 5.000%, 12/1/2019                                  $     500,000             520,925
        El Paso Cnty,  Colorado (El Paso Cnty School Dist #2 - Harrison)
          (FGIC  Insured),  Gen Oblig, Series 2001, 5.250%, 12/1/2026                    $   1,000,000           1,025,180
        Montrose  Cnty Bldg Auth, Colorado, Ctfs of Participation,
          Series  1994,  6.350%, 6/15/2006                                               $     300,000             322,053
        Univ of Colorado Hosp Auth, Rev, Series 2001A, 5.600%, 11/15/2031                $     500,000             508,785
===========================================================================================================================
                                                                                                                 2,376,943
0.62    DISTRICT OF COLUMBIA
        District of Columbia, Gen Oblig Ref, Series 1994A-3, 5.200%,
          6/1/2003                                                                       $      10,000              10,286
        District of Columbia (George Washington Univ Issue) (MBIA
          Insured), Univ Rev, Series 2001A, 5.125%, 9/15/2031                            $   1,000,000           1,002,680
        District of Columbia (Mandarin Oriental Hotel Proj) (FSA
          Insured), Tax Increment Rev, Series 2002, 5.250%, 7/1/2022                     $     200,000             205,770
===========================================================================================================================
                                                                                                                 1,218,736
0.62    FLORIDA
        Escambia Cnty Hlth Care Facils Auth, Florida (VHA Prog) (AMBAC
          Insured),  Hlth Care Facil Rev, Series 2000A, 5.950%, 7/1/2020                 $   1,000,000           1,152,370
        Miami Beach Redev Agency, Florida (City Ctr/Historic Convention Vlg),
          Tax Increment Rev, Series 1993, 5.100%, 12/1/2003                              $      80,000              83,047
===========================================================================================================================
                                                                                                                 1,235,417
1.04    GEORGIA
        Gwinnett Cnty Wtr & Sewerage Auth, Georgia, Rev, Series 2002,
          5.250%, 8/1/2024                                                               $   2,000,000           2,064,520
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

7.99    ILLINOIS
        Boone McHenry & DeKalb Cntys, Illinois (Cmnty Unit School Dist
          #100 (Belvidere))(FSA Insured), Gen Oblig, Series 1997, Cap
          Appreciation Rev, 12/1/2010                                                    $  2,720,000        $   1,960,902
        Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref Rev, Series
          1993B, 5.125%, 1/1/2022                                                        $  2,565,000            2,682,374
        Chicago,  Illinois (FGIC Insured),  Gen Oblig,  Proj & Ref Rev,
          Series 2000C,  5.500%, 1/1/2040                                                $  1,000,000            1,031,110
        Chicago, Illinois (Peoples Gas Light & Coke), Gas Supply Rev,
          1st & Ref Mtg, Medium-Term Notes, Series CC, 6.875%, 3/1/2015                  $  2,875,000            2,974,993
        Illinois Dept Cent Mgmt Svcs (MBIA Insured), Ctfs of Participation,
          Series  1999, 5.850%, 7/1/2019                                                 $  1,750,000            1,900,500
        Illinois Dev Fin Auth (Catholic  Charities Hsg Dev Proj), Rev,
          Series 1995,  6.350%, 1/1/2025                                                 $  1,500,000            1,497,765
        Illinois Edl Facils Auth (Robert Morris College) (MBIA  Insured),
          Rev,  Series 2000, 5.750%, 6/1/2020                                            $  1,305,000            1,397,512
        Metro Pier & Exposition Auth, Illinois (McCormick Pl Expansion
          Proj) (MBIA Insured), Series 2002A, 5.000%, 12/15/2028                         $  1,000,000              994,330
        Will Cnty, Illinois (School Dist #122) (FSA Insured), Gen Oblig,
          Series 2000A, 6.500%, 11/1/2014                                                $  1,165,000            1,384,090
===========================================================================================================================
                                                                                                                15,823,576
11.78   INDIANA
        DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub Impt Proj), Rev,
          Series A 1995, 6.500%, 1/15/2014                                               $    900,000              968,031
        Greencastle Multi-School Building, Indiana (Putnam Cnty) (FGIC
          Insured), 1st Mtg Ref, Series 2002, 5.000%, 1/10/2024                          $  1,500,000            1,503,585
        Hamilton Southeastern Cumberland Campus School Bldg, Indiana
          (Hamilton Cnty) (AMBAC Insured), 1st Mtg, Series 2001, 5.125%,
          1/15/2023                                                                      $  1,000,000            1,013,170
        Indiana Bd Bank (Hendricks Cmnty Fing Hosp Prog) (AMBAC Insured),
          Special Prog Rev, Series 2002D, 5.250%, 4/1/2026                               $    500,000              508,390
        Indiana Transn Fin Auth, Airport Facils Lease Rev, Series A,
          6.750%, 11/1/2011                                                              $  1,500,000            1,542,810
        Indianapolis,  Indiana (MBIA Insured), Thermal Energy System Rev,
          Series  2001A, 5.000%, 10/1/2011                                               $  2,500,000            2,739,275
        Mt Vernon of Hancock Cnty Multi-School Bldg, Indiana (Hancock Cnty),
          1st Mtg, Series 2001A, 5.450%, 7/15/2022                                       $  1,000,000            1,032,750
        Northern Wells Cmnty School Bldg, Indiana (Wells Cnty)
          (FGIC Insured), 1st Mtg, Series 2002, 5.400%, 7/15/2023                        $    500,000              519,900
        Petersburg, Indiana (Indiana Pwr & Light Proj), PCR Ref, Series
           1991, 5.750%, 8/1/2021                                                        $  1,500,000            1,420,005
           (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017                       $  9,850,000           10,997,525
        St Joseph Cnty Hosp Auth, Indiana (Memorial Hlth System)
          (AMBAC Insured),  Hlth System Rev, Series 2000, 5.625%, 8/15/2033              $  1,000,000            1,084,930
===========================================================================================================================
                                                                                                                23,330,371
0.53    KANSAS
        Overland Park Dev, Kansas (Overland Park Convention Ctr
          Hotel Proj), 1st Tier Rev, Series 2000A, 7.375%, 1/1/2032                      $  1,000,000            1,042,200
===========================================================================================================================
5.53    LOUISIANA
        Lafayette, Louisiana (FGIC Insured), Pub Impt Sales Tax Rev,
          Series 2000A,  5.500%, 3/1/2023                                                $  1,000,000            1,054,150
        Louisiana Loc Govt Envir Facils Cmnty Dev Auth, (Bossier Parish
          Cmnty  College-Campus Facils Proj)(MBIA Insured), Rev, Series
          2002, 5.125%, 12/1/2024                                                        $  1,000,000            1,012,760
        Louisiana Loc Govt Envir Facils Cmnty Dev Auth, (Cap Proj & Equip
          Acquisition  Prog), Rev, (ACA Insured), Series 2000, 6.550%,
          9/1/2025                                                                       $  6,000,000            6,674,400
          (AMBAC Insured), Series 2000A, 6.300%, 7/1/2030                                $  1,000,000            1,167,700
          (Parking Facils Garage Proj) (AMBAC Insured), Rev, Series 2001A,
          5.200%, 10/1/2020                                                              $    760,000              789,678
        Louisiana Pub Facils Auth (Dillard Univ Proj) (AMBAC Insured),
          Subordinate Rev, Series 2002B, 5.300%, 8/1/2026                                $    250,000              256,265
===========================================================================================================================
                                                                                                                10,954,953
0.25  MARYLAND
      Anne Arundel Cnty, Maryland (Parole Town Ctr Proj), Tax Increment Fing,
        Series 2002, 5.000%, 7/1/2012                                                    $    500,000              502,575
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

5.89    MASSACHUSETTS
        Boston Wtr & Swr Commn, Massachusetts (MBIA Insured), Gen Rev,
          1993, Sr Series A, 5.250%, 11/1/2019                                           $   5,385,000       $   5,870,673
        Commonwealth of Massachusetts, Gen Oblig, Cons Ln of 2000,
          Series A, 5.750%, 2/1/2009                                                     $     785,000             896,658
        Massachusetts Dev Fin Agency (Boston Univ Issue) (Instn Insured),
          Rev, Series P, 6.000%, 5/15/2059                                               $   4,500,000           4,887,090
===========================================================================================================================
                                                                                                                11,654,421
4.35    MICHIGAN
        Allegan Pub School Dist, Michigan (FSA Insured), 2000 School
          Bldg & Site, Gen Oblig, Unltd Tax, Series 2000, 5.750%, 5/1/2030               $     500,000             535,760
        Caledonia Cmnty Schools, Michigan (Kent, Allegan & Barry Cntys)
          (FGIC Insured), 2000 School Bldg & Site, Gen Oblig, Unltd Tax,
          5.500%, 5/1/2023                                                               $   1,000,000           1,042,440
        Huron School Dist, Michigan (Wayne & Monroe Cntys) (FSA Insured),
          2001 School Bldg & Site, Gen Oblig, Unltd Tax, 5.375%, 5/1/2026                $     500,000             515,930
        Jackson Brownfield Redev Auth, Michigan (Jackson Cnty) (FGIC
          Insured), Gen Oblig, Ltd Tax Increment, Series 2002, 5.125%,
          6/1/2024                                                                       $   1,000,000           1,015,160
        Lake Orion Cmnty School Dist, Michigan (Oakland Cnty) (FGIC
          Insured), 2000 School Bldg & Site, Gen Oblig Unltd Tax, Series A,
          6.000%, 5/1/2018                                                               $     500,000             585,850
        Michigan Hosp Fin Auth (Ascension Hlth Credit Group) (MBIA
          Insured), Rev, Series 1999A, 5.500%, 11/15/2007                                $   3,000,000           3,362,040
        Michigan Strategic Fund (Detroit Edison Pollution Ctl Bds Proj),
          Ltd Oblig, Ref Rev, Collateralized Series 2001C, 5.450%, 9/1/2029              $     500,000             500,155
        Newaygo Pub Schools, Michigan (Newaygo Cnty), 2000 School Bldg & Site,
          Gen Oblig, Unltd Tax, 5.500%, 5/1/2021                                         $   1,000,000           1,050,940
===========================================================================================================================
                                                                                                                 8,608,275
0.21    MINNESOTA
        Minneapolis - St Paul Metro Airports Commn, Minnesota (Northwest
          Airlines  Proj), Special Facils Rev, Series 2001A, 7.000%, 4/1/2025            $     500,000             404,860
===========================================================================================================================
0.52    MISSISSIPPI
        Mississippi Hosp Equip & Facils Auth (Forrest Cnty Gen Hosp Proj)
          (FSA Insured), Rev, Series 2000, 5.500%, 1/1/2027                              $   1,000,000           1,035,570
===========================================================================================================================
1.06    MISSOURI
        Missouri  Hlth & Edl Facils Auth (Washington Univ), Hlth Facils Rev,
          Series 2001A, 5.125%, 6/15/2041                                                $   1,250,000           1,247,288
        Missouri Hsg Dev Cmmn (FHA Insured), Multifamily Hsg Rev,
          2001 Series II,  5.375%, 12/1/2018                                             $     830,000             856,768
===========================================================================================================================
                                                                                                                 2,104,056
1.16    NEVADA
        Clark Cnty, Nevada (FGIC Insured),  Airport System Subordinate
          Lien Rev, Series 2001B, 5.125%, 7/1/2021                                       $   2,250,000           2,287,778
===========================================================================================================================
 2.46   NEW JERSEY
        New Jersey Hlth Care Facils Fing Auth (St Peters Univ Hosp), Rev,
          Series 2000A, 6.875%, 7/1/2020                                                 $     500,000             535,360
        New Jersey Transn Trust Fund Auth, Transn System Dev, Series 1999A,
          5.500%, 6/15/2010                                                              $   1,670,000           1,882,608
        Tobacco Settlement Fing, New Jersey, Tobacco Settlement Rev, Asset
          Backed, Series 2002
            6.000%, 6/1/2037                                                             $     500,000             488,610
            5.375%, 6/1/2018                                                             $   2,000,000           1,962,960
===========================================================================================================================
                                                                                                                 4,869,538
2.75    NEW MEXICO
        Los Alamos Cnty, New Mexico (FSA  Insured), Util System Rev,
          Series 1994A,  6.000%, 7/1/2009                                                $   5,000,000           5,444,800
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

6.92    NEW YORK
        Metro Transn Auth, New York (FGIC Insured), State Svc
          Contract Ref, Series 2002A, 5.000%, 7/1/2025                                   $     500,000       $     501,655
        New York & New Jersey  Port Auth,  Cons Gen Oblig Rev,
          Ninety-Third  Series,  6.125%, 6/1/2094                                        $   5,250,000           6,081,758
        New York City Muni Wtr Fin Auth, New York, Wtr & Swr System
          Rev, Fiscal 2000 Series B,
            Prerefunded, 6.000%, 6/15/2033                                               $     935,000           1,114,127
            Unrefunded, 6.000%, 6/15/2033                                                $     565,000             658,558
        Triborough Bridge & Tunnel Auth, New York, Gen Purpose Rev,
            Series 1993B, 5.000%, 1/1/2020                                               $   1,935,000           2,043,205
            Series Y, 5.500%, 1/1/2017                                                   $   2,900,000           3,298,866
===========================================================================================================================
                                                                                                                13,698,169
3.70    OHIO
        Cleveland, Ohio (MBIA Insured), Wtrwks Impt 1st Mtg Ref Rev,
          Series G, 1993, 5.500%, 1/1/2021                                               $   3,300,000           3,686,892
        Ohio Wtr Dev Auth (Cleveland Elec Illum Proj), PCR Ref,
          Series 1999-A,  5.580%, 6/15/2033                                              $   3,000,000           3,060,720
        Plain Loc School Dist, Ohio (Franklin & Licking Cntys) (FGIC
          Insured), Gen Oblig, Unltd Tax, Series 2000, 6.000%, 12/1/2025                 $     500,000             580,890
===========================================================================================================================
                                                                                                                 7,328,502
1.83    OKLAHOMA
        Jenks Aquarium Auth, Oklahoma (MBIA Insured), 1st Mtg Rev,
          Series 2000,  6.000%, 7/1/2020                                                 $     800,000             898,752
        Oklahoma City Airport Trust, Oklahoma (FSA Insured), Jr Lien Rev,
          Twenty-Seventh Series, Series A, 5.125%, 7/1/2020                              $   2,675,000           2,732,860
===========================================================================================================================
                                                                                                                 3,631,612
0.52    PENNSYLVANIA
        Spring-Ford Area School Dist, Pennsylvania (Montgomery & Chester
          Cntys)  (FSA Insured), Gen Oblig, Series 2002, 5.000%, 4/1/2022                $   1,015,000           1,029,910
===========================================================================================================================
0.69    RHODE ISLAND
        Providence Pub Bldgs Auth, Rhode Island (School Proj) (FSA Insured),
          Rev, Series 2000A, 5.750%, 12/15/2016                                          $   1,210,000           1,359,629
===========================================================================================================================
1.01    SOUTH DAKOTA
        Aberdeen School Dist #6-1, South Dakota (Brown Cnty) (FSA Insured),
          Gen Oblig, Series 2000, 5.450%, 1/1/2026                                       $   1,940,000           2,006,949
===========================================================================================================================
21.24   TEXAS
        Austin, Texas (AMBAC Insured), Combined Util Systems Rev Ref,
          Series 1992, Cap Appreciation, 11/15/2011                                      $   1,400,000             957,026
        Cisco Jr College Dist Board of Regents, Texas (Eastland Cnty)
          (AMBAC  Insured),  Cons Rev & Ref, Series 2002, 5.125%, 7/1/2022               $     785,000             800,056
        Comal Indpt School Dist, Texas (Comal Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 2001, 5.250%, 2/1/2028                     $   1,000,000           1,015,690
        Denton, Texas (FSA Insured), Util System Rev Ref, Series 2000A,
          5.400%, 12/1/2013                                                              $   1,000,000           1,100,550
        Galena Park Indpt School Dist, Texas (Harris Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 1996, Cap Appreciation,
          8/15/2023                                                                      $   2,000,000             640,760
        Harris Cnty, Texas (MBIA Insured), Gen Oblig Rev Ref, Series 2002,
          5.125%, 8/15/2031                                                              $   1,000,000           1,005,300
        Houston Sports Auth, Texas (Harris Cnty) (MBIA Insured), Jr Lien
          Rev Ref,  Series 2001B, 5.250%, 11/15/2040                                     $   2,000,000           2,017,680
        Jefferson Cnty, Texas (FGIC Insured), Gen Oblig, Ref, Series 2002A,
          5.250%, 8/1/2025                                                               $   3,220,000           3,275,577
        Laredo Cmnty College Dist, Texas (Webb Cnty) (AMBAC Insured),
          Special Oblig, Ltd Tax, Series 2002, 5.250%, 8/1/2027                          $   1,000,000           1,015,700
        Little Elm Indpt School Dist, Texas (Denton Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 1999, 6.000%, 8/15/2035                    $   1,500,000           1,625,415
        Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System), Rev,
          Series 1998,  5.250%, 7/1/2013                                                 $   2,000,000           2,092,680
        Montgomery Cnty, Texas (FGIC Insured), Perm Impt Rev, Series 2000,
          5.250%, 9/1/2020                                                               $   1,000,000           1,036,370

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Nacogdoches Indpt School Dist, Texas (PSFG Insured), Unltd Tax
          School Bldg & Ref, Series 2001, 5.300%, 2/15/2025                              $   1,000,000       $   1,017,110
        North Cent Texas Hlth Facils Dev (MBIA Insured), Hlth Resources
          System Rev, Series 1997B, 5.750%, 2/15/2012                                    $   2,000,000           2,215,000
        Nueces River Auth, Texas (City of Corpus Christi Lake Texana Proj)
          (FSA Insured),  Wtr Supply Facils Rev, Series 1997, 5.500%, 3/1/2027           $   1,900,000           1,946,303
        San Antonio, Texas (Brexar Cnty), Wtr System Rev & Ref, Series 1999,
          5.875%, 5/15/2018                                                              $   1,000,000           1,091,370
        San Antonio, Texas, Gen Impt Rev, Series 2000A, 5.375%, 2/1/2019                 $   1,185,000           1,247,734
        Spring  Branch Indpt School Dist, Texas (Harris Cnty) (PSFG Insured),
          Ltd Tax Schoolhouse, Series 2000, 5.750%, 2/1/2024                             $   3,300,000           3,501,828
        Texas Wtr Finl Assistance (State Participation Prog), Gen Oblig,
          Series  1999C, 5.500%, 8/1/2024                                                $   1,500,000           1,553,790
        Town Ctr Impt Dist, Texas (Montgomery Cnty) (FGIC Insured), Sales
          Tax & Hotel Occupancy Tax, Series 2001, 5.125%, 3/1/2021                       $   2,500,000           2,552,975
        Waxahachie Indpt School Dist, Texas (Ellis Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 2002
            5.375%, 8/15/2027                                                            $   2,645,000           2,708,612
            5.250%, 8/15/2026                                                            $   1,400,000           1,421,182
            5.250%, 8/15/2030                                                            $   2,890,000           2,935,807
        West University Place, Texas (FGIC Insured), Perm Impt Rev,
          Series 2000,
            5.350%, 2/1/2020                                                             $   2,150,000           2,235,119
            5.300%, 2/1/2018                                                             $   1,000,000           1,049,900
===========================================================================================================================
                                                                                                                42,059,534
0.91    UTAH
        South Jordan, Utah (Salt Lake Cnty)(AMBAC Insured), Sales Tax Rev,
          Series 2001, 5.200%, 8/15/2026                                                 $     500,000             506,500
        Utah Hsg Fin Agency (FHA/VA/FHMA Insured), Single Family Mtg, 1994
          Issue D-1, Term Mezzanine, 6.450%, 7/1/2011                                    $     215,000             224,621
        West Valley City, Utah (AMBAC Insured), Sales Tax Rev, Series 2002 A,
          5.000%, 7/15/2019                                                              $   1,035,000           1,065,346
===========================================================================================================================
                                                                                                                 1,796,467
0.42    VERMONT
        Vermont Hsg Fin Agency, Single Family Hsg Rev, Series 5, 6.875%,
          11/1/2016                                                                      $     800,000             830,376
===========================================================================================================================
1.10    VIRGINIA
        Fauquier Cnty Indl Dev Auth, Virginia (Fauquier Hosp Oblig Group),
          Hosp Rev, Series 2002, 5.500%, 10/1/2017                                       $     500,000             541,650
        Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev, 2000 Series D,
          5.700%, 4/1/2011                                                               $   1,500,000           1,636,275
===========================================================================================================================
                                                                                                                 2,177,925
1.40    WASHINGTON
        Pierce Cnty, Washington (White River School Dist #416), Gen Oblig,
          Unltd Tax, Series 2000, 5.350%, 12/1/2009                                      $   1,550,000           1,745,781
        Washington Hlth Care Facils Auth (Providence Hlth System) (MBIA
          Insured), Rev, Series 2001A, 5.250%, 10/1/2021                                 $   1,000,000           1,025,570
===========================================================================================================================
                                                                                                                 2,771,351
2.54    WISCONSIN
        Adams Cnty, Wisconsin  (Adams-Friendship  School Dist) (AMBAC Insured),
          Gen Oblig Ref, 6.500%, 4/1/2015                                                $   1,340,000           1,647,289
        South Milwaukee School Dist, Wisconsin (FGIC Insured), Gen Oblig,
          Ref, Series B, 5.000%, 4/1/2022                                                $     700,000             707,602
        Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019                             $   2,500,000           2,668,800
===========================================================================================================================
                                                                                                                 5,023,691
        TOTAL MUNICIPAL BONDS (AMORTIZED COST $177,450,151)                                                    191,568,401
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
1.39    SHORT-TERM INVESTMENTS -- MUNICIPAL BONDS
0.86    ILLINOIS
        Illinois Hlth Facil Auth, (Northwestern Memorial Hosp), Rev,
          VRD, Series 1995, 1.800%, 8/15/2025(n)                                         $   1,700,000       $   1,700,000
===========================================================================================================================
0.50    MISSOURI
        Missouri Hlth & Edl Facil (Cox Hlth Systems), Rev Ref, VRD,
          Series 1997, 1.800%, 6/1/2015(n)                                               $   1,000,000           1,000,000
===========================================================================================================================
0.03    NEVADA
        Nevada Hsg Div (Single Family Prog), Sr Rev, 1994 Issue B-1,
          5.900%, 4/1/2003                                                               $      55,000              56,004
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $2,755,000)                                                 2,756,004
===========================================================================================================================
98.14   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $180,205,151)                                                                          194,324,405
===========================================================================================================================
1.86    OTHER ASSETS LESS LIABILITIES                                                                            3,674,459
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 197,998,864
===========================================================================================================================

US GOVERNMENT SECURITIES FUND
75.81   FIXED INCOME SECURITIES
37.48   US GOVERNMENT OBLIGATIONS
        US Treasury Bonds
          8.125%, 8/15/2019                                                              $  10,000,000       $  13,625,000
          7.500%, 11/15/2016                                                             $  20,000,000          25,529,680
        US Treasury Notes
          4.875%, 2/15/2012                                                              $  10,000,000          10,589,840
          3.000%, 11/30/2003                                                             $  12,500,000          12,687,500
===========================================================================================================================
          TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $59,022,656)                                          62,432,020
===========================================================================================================================
38.33   US GOVERNMENT AGENCY OBLIGATIONS
        Freddie Mac, Gold, Participation Certificates
          5.500%, 7/1/2016                                                               $  13,518,282          13,839,531
          5.500%, 12/1/2016                                                              $   9,301,113           9,522,145
          5.000%, 11/1/2016                                                              $   9,500,130           9,574,404
        Government National Mortgage Association I, Pass-Through Certificates
          6.000%, 12/15/2028                                                             $   7,206,895           7,431,280
          6.000%, 1/15/2029                                                              $   7,463,613           7,692,000
          6.000%, 2/15/2029                                                              $   8,060,623           8,307,278
          6.000%, 3/15/2029                                                              $   7,269,210           7,491,648
===========================================================================================================================
          TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $61,384,775)                                   63,858,286
===========================================================================================================================
        TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $120,407,431)                                            126,290,306
===========================================================================================================================
21.94   SHORT-TERM INVESTMENTS
10.71   US GOVERNMENT OBLIGATIONS
        US Treasury Notes, 3.875%, 7/31/2003 (Amortized Cost $17,718,875)                $  17,500,000          17,839,062
===========================================================================================================================
11.23   REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated 8/30/2002 due 9/3/2002 at 1.810%, repurchased at $18,720,764 (Collateralized by Federal
          Home Loan Bank, Notes, due 5/14/2004 at 3.375%, value $19,099,446)
          (Cost $18,717,000)                                                             $  18,717,000          18,717,000
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $36,435,875)                                               36,556,062
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

97.75   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $156,843,306)                                                                        $ 162,846,368
===========================================================================================================================
2.25    OTHER ASSETS LESS LIABILITIES                                                                            3,749,135
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 166,595,503
===========================================================================================================================

(a) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.

(b) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

(c)  The company filed for bankruptcy on June 25, 2002.

(d) Defaulted security. The issuer is in default with respect to interest payments and the Fund has written off accrued interest.

(e)  The company filed for bankruptcy on June 10, 2002.

(f)  The company filed for bankruptcy on May 8, 2002.

(g) Defaulted security. The issuer is in default with respect to interest payments.

(h)  Security is non-income producing.

(i)  The company filed for bankruptcy on January 31, 2002.

(j)  The company filed for bankruptcy on January 28, 2002.

(k) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(l) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.

(m) Step-down securities are obligations which decrease the interest rate at a specific point in time. Rate shown reflects current rate which may step-down at a future date.

(n) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following acronyms may be used in security descriptions:
ACA     --      American Capital Access Financial Guaranty Corporation
AMBAC   --      American Municipal Bond Assurance Corporation
FGIC    --      Flexible Guaranty Insurance Company
FHA     --      Federal Housing Association
FHMA    --      Federal Home Mortgage Association
FSA     --      Financial Security Assurance
MBIA    --      Municipal Bond Investors Assurance Corporation
PCR     --      Pollution Control Revenue
PSFG    --      Permanent School Fund Guarantee Program
VA      --      Veteran's Association
VHA     --      Veteran's Housing Association
VRD(o)  --      Variable Rate Demand
(o) Rate is subject to change. Rate shown reflects current rate.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                         % OF
                                    COUNTRY        NET ASSETS
COUNTRY                                CODE          AT VALUE             VALUE
--------------------------------------------------------------------------------
HIGH YIELD FUND
Bermuda                                  BD             0.00%    $        1,947
Canada                                   CA             7.86         20,887,038
Ireland                                  IE             1.76          4,683,904
United Kingdom                           UK             2.14          5,694,653
United States                                          87.17        231,560,312
Other Assets Less Liabilities                           1.07          2,831,377
================================================================================
                                                      100.00%    $  265,659,231
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002


                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  434,236,659  $  377,654,745
================================================================================
  At Value(a)                                    $  262,827,854  $  323,756,912
Cash                                                     75,872               0
Receivables:
  Fund Shares Sold                                      406,797         426,489
  Interest                                            5,575,663       5,031,102
Prepaid Expenses and Other Assets                        55,996          76,500
================================================================================
TOTAL ASSETS                                        268,942,182     329,291,003
================================================================================
LIABILITIES
Payables:
  Custodian                                                   0           9,196
  Distributions to Shareholders                         311,487         100,814
  Investment Securities Purchased                     2,032,503         299,922
  Fund Shares Repurchased                               794,031         410,421
Accrued Distribution Expenses
  Investor Class                                         54,701          66,286
  Class A                                                   144              75
  Class B                                                   135              71
  Class C                                                 3,522           1,351
  Class K                                                   294           1,980
Accrued Expenses and Other Payables                      86,134          72,592
================================================================================
TOTAL LIABILITIES                                     3,282,951         962,708
================================================================================
NET ASSETS AT VALUE                              $  265,659,231  $  328,328,295
================================================================================
NET ASSETS
Paid-in Capital(b)                               $  763,631,606  $  471,429,053
Accumulated Undistributed Net Investment Income         351,326          26,756
Accumulated Undistributed Net Realized Loss on
  Investment Securities                            (326,914,896)    (89,229,681)
Net Depreciation of Investment Securities          (171,408,805)    (53,897,833)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                    $  265,659,231  $  328,328,295
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                 $  259,795,355  $  321,228,005
================================================================================
  Class A                                        $      672,148  $      280,577
================================================================================
  Class B                                        $      179,569  $       90,446
================================================================================
  Class C                                        $    4,222,393  $    1,632,486
================================================================================
  Class K                                        $      789,766  $    5,096,781
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002


                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
                                                     (CONTINUED)     (CONTINUED)
--------------------------------------------------------------------------------

Shares Outstanding
  Investor Class                                     82,788,852      63,895,771
  Class A                                               211,434          55,850
  Class B                                                57,408          17,996
  Class C                                             1,351,623         324,765
  Class K                                               252,163       1,014,338
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price
    per Share                                    $         3.14  $         5.03
  Class A
    Redemption Price per Share                   $         3.18  $         5.02
    Offering Price per Share (Maximum sales
      charge of 4.75%)                           $         3.34  $         5.27
  Class B, Offering and Redemption Price
      per Share                                  $         3.13  $         5.03
  Class C, Offering and Redemption Price
      per Share                                  $         3.12  $         5.03
  Class K, Offering and Redemption Price
      per Share                                  $         3.13  $         5.02
================================================================================

(a) Investment securities at cost and value at August 31, 2002 include repurchase agreements of $25,488,000 and $7,366,000 for High Yield and Select Income Funds, respectively.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.7 billion have been allocated to High Yield Fund and 1.5 billion to Select Income Fund: 400 million to High Yield Fund - Investor Class, 300 million to High Yield Fund
     - Class A, 300 million to High Yield Fund - Class B, 300 million to High Yield Fund - Class C, 400 million to High Yield Fund - Class K and 300 million to each class of Select Income Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002
                                                                           U.S.
                                                       TAX FREE      GOVERNMENT
                                                           BOND      SECURITIES
                                                           FUND            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  180,205,151  $  156,843,306
================================================================================
  At Value(a)                                    $  194,324,405  $  162,846,368
Cash                                                     93,416               0
Receivables:
  Fund Shares Sold                                    2,404,419       3,125,308
  Interest                                            2,224,273         954,659
Prepaid Expenses and Other Assets                        32,381          32,727
================================================================================
TOTAL ASSETS                                        199,078,894     166,959,062
================================================================================
LIABILITIES
Payables:
  Custodian                                                   0          11,934
  Distributions to Shareholders                         174,568          23,422
  Investment Securities Purchased                       701,328               0
  Fund Shares Repurchased                               108,974         261,961
Accrued Distribution Expenses
  Investor Class                                         40,943          33,138
  Class A                                                    66             306
  Class B                                                   214             804
  Class C                                                   703           3,781
Accrued Expenses and Other Payables                      53,234          28,213
================================================================================
TOTAL LIABILITIES                                     1,080,030         363,559
================================================================================
NET ASSETS AT VALUE                              $  197,998,864  $  166,595,503
================================================================================
NET ASSETS
Paid-in Capital(b)                               $  185,840,816  $  162,171,636
Accumulated Undistributed Net Investment
  Income (Loss)                                           4,036          (9,320)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                              (1,965,242)     (1,569,875)
Net Appreciation of Investment Securities            14,119,254       6,003,062
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                    $  197,998,864  $  166,595,503
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                 $  196,672,621  $  158,973,905
================================================================================
  Class A                                        $      228,895  $    1,331,130
================================================================================
  Class B                                        $      300,693  $      981,378
================================================================================
  Class C                                        $      796,655  $    5,309,090
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002
                                                                           U.S.
                                                       TAX FREE      GOVERNMENT
                                                           BOND      SECURITIES
                                                           FUND            FUND
                                                     (CONTINUED)     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                     12,637,398      20,793,285
  Class A                                                14,706         142,993
  Class B                                                19,319         128,228
  Class C                                                45,308         694,758
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price
    per Share                                    $        15.56  $         7.65
  Class A
     Redemption Price per Share                  $        15.56  $         9.31
     Offering Price per Share (Maximum sales
       charge of 4.75%)                          $        16.34  $         9.77
  Class B, Offering and Redemption Price
    per Share                                    $        15.56  $         7.65
  Class C, Offering and Redemption Price
    per Share                                    $        17.58  $         7.64
================================================================================

(a) Investment securities at cost and value at August 31, 2002 includes a repurchase agreement of $18,717,000 for U.S. Government Securities Fund.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Tax-Free Bond Fund and 400 million to U.S. Government Securities Fund: 100 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
YEAR ENDED AUGUST 31, 2002 (NOTE 1)

                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                        $    2,684,159  $      280,903
Dividends from Affiliated Investment Companies           31,246          83,888
Interest                                             40,763,366      31,691,937
  Foreign Taxes Withheld                                 (7,700)              0
================================================================================
  TOTAL INCOME                                       43,471,071      32,056,728
================================================================================
EXPENSES
Investment Advisory Fees                              1,737,799       2,234,290
Distribution Expenses                                   944,844       1,103,469
Transfer Agent Fees                                   1,717,410       2,140,193
Administrative Services Fees                            172,514         202,062
Custodian Fees and Expenses                              47,874          60,341
Directors' Fees and Expenses                             25,740          30,679
Interest Expenses                                           525           2,548
Professional Fees and Expenses                           42,246          43,964
Registration Fees and Expenses - Investor Class          51,688          50,320
Reports to Shareholders                                 169,388         155,365
Other Expenses                                           32,950          33,708
================================================================================
  TOTAL EXPENSES                                      4,942,978       6,056,939
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                                 (366,082)     (1,488,249)
  Fees and Expenses Paid Indirectly                      (3,550)         (2,083)
================================================================================
    NET EXPENSES                                      4,573,346       4,566,607
================================================================================
NET INVESTMENT INCOME                                38,897,725      27,490,121
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities         (179,787,118)    (51,675,879)
Change in Net Appreciation/Depreciation of
  Investment Securities                              52,264,710     (17,942,040)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                  (127,522,408)    (69,617,919)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                $  (88,624,683) $  (42,127,798)
================================================================================

See Notes to Financial Statements

INVESCO BOND FUNDS, INC.
YEAR ENDED AUGUST 31, 2002 (NOTE 1)
                                                                           U.S.
                                                       TAX FREE      GOVERNMENT
                                                           BOND      SECURITIES
                                                           FUND            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                  $    9,960,249  $    7,624,896
================================================================================
EXPENSES
Investment Advisory Fees                              1,046,091         824,771
Distribution Expenses                                   483,529         422,758
Transfer Agent Fees                                     245,597         628,931
Administrative Services Fees                             95,589          77,481
Custodian Fees and Expenses                              18,941          20,409
Directors' Fees and Expenses                             18,149          16,904
Interest Expenses                                         9,158               0
Professional Fees and Expenses                           32,038          29,085
Registration Fees and Expenses - Investor Class          26,021          31,159
Reports to Shareholders                                  61,286         118,720
Other Expenses                                           36,069           8,935
================================================================================
  TOTAL EXPENSES                                      2,072,468       2,179,153
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                                 (345,925)       (628,006)
  Fees and Expenses Paid Indirectly                      (3,406)           (272)
================================================================================
    NET EXPENSES                                      1,723,137       1,550,875
================================================================================
NET INVESTMENT INCOME                                 8,237,112       6,074,021
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on Investment Securities       499,665        (942,947)
Change in Net Appreciation/Depreciation of
  Investment Securities                                 822,363       4,531,395
================================================================================
NET GAIN ON INVESTMENT SECURITIES                     1,322,028       3,588,448
================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $    9,559,140  $    9,662,469
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)        (Note 1)

OPERATIONS
Net Investment Income                            $   38,897,725  $   78,892,907
Net Realized Loss                                  (179,787,118)    (94,872,861)
Change in Net Appreciation/Depreciation              52,264,710    (145,642,575)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                   (88,624,683)   (161,622,529)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                    (38,254,815)    (78,046,067)
  Class A                                               (13,248)             --
  Class B                                                (5,198)             --
  Class C                                              (530,389)       (866,756)
  Class K                                               (74,387)            (82)
================================================================================
TOTAL DISTRIBUTIONS                                 (38,878,037)    (78,912,905)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                     61,637,196     344,223,716
  Class A                                             1,432,329              --
  Class B                                               219,698              --
  Class C                                             4,648,460      18,856,651
  Class K                                             1,248,753           3,421
Reinvestment of Distributions
  Investor Class                                     33,291,866      69,899,826
  Class A                                                 7,627              --
  Class B                                                 4,897              --
  Class C                                               340,555         526,875
  Class K                                                74,387              82
================================================================================
                                                    102,905,768     433,510,571
Amounts Paid for Repurchases of Shares
  Investor Class                                   (226,473,317)   (447,428,867)
  Class A                                              (752,541)             --
  Class B                                               (34,473)             --
  Class C                                            (6,558,133)    (13,466,545)
  Class K                                              (385,319)           (527)
================================================================================
                                                   (234,203,783)   (460,895,939)
NET DECREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          (131,298,015)    (27,385,368)
================================================================================
TOTAL DECREASE IN NET ASSETS                       (258,800,735)   (267,920,802)
NET ASSETS
Beginning of Period                                 524,459,966     792,380,768
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of
  $351,326 and $7,943, respectively)             $  265,659,231  $  524,459,966
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
SELECT INCOME FUND

                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)        (Note 1)
OPERATIONS
Net Investment Income                            $   27,490,121  $   43,484,099
Net Realized Loss                                   (51,675,879)    (16,281,958)
Change in Net Appreciation/Depreciation             (17,942,040)    (13,229,686)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   (42,127,798)     13,972,455
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                    (27,098,344)    (43,342,100)
  Class A                                                (5,628)             --
  Class B                                                (1,369)             --
  Class C                                              (105,117)       (137,260)
  Class K                                              (284,456)            (49)
================================================================================
TOTAL DISTRIBUTIONS                                 (27,494,914)    (43,479,409)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    194,511,191     604,640,596
  Class A                                               283,239              --
  Class B                                                90,056              --
  Class C                                               982,308       9,032,375
  Class K                                             7,884,951           1,927
Reinvestment of Distributions
  Investor Class                                     25,174,430      40,658,026
  Class A                                                 5,628              --
  Class B                                                 1,346              --
  Class C                                                96,422         114,478
  Class K                                               284,456              49
================================================================================
                                                    229,314,027     654,447,451
Amounts Paid for Repurchases of Shares
  Investor Class                                   (423,307,119)   (596,897,822)
  Class A                                                (5,603)             --
  Class B                                                     0              --
  Class C                                            (1,989,997)     (6,467,734)
  Class K                                            (2,530,537)             (3)
================================================================================
                                                   (427,833,256)   (603,365,559)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          (198,519,229)     51,081,892
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS            (268,141,941)     21,574,938
NET ASSETS
Beginning of Period                                 596,470,236     574,895,298
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income (Loss) of $26,756 and
  ($70,597), respectively)                       $  328,328,295  $  596,470,236
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE BOND FUND



                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)

OPERATIONS
Net Investment Income                            $    8,237,112  $    8,125,206
Net Realized Gain                                       499,665         144,048
Change in Net Appreciation/Depreciation                 822,363       9,678,547
================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                     9,559,140      17,947,801
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                     (8,197,277)     (8,109,942)
  Class A                                                (1,710)             --
  Class B                                                (1,208)             --
  Class C                                               (36,917)        (15,264)
================================================================================
TOTAL DISTRIBUTIONS                                  (8,237,112)     (8,125,206)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    250,715,078     189,432,149
  Class A                                               265,064              --
  Class B                                               296,326              --
  Class C                                             6,650,861       5,730,230
Reinvestment of Distributions
  Investor Class                                      5,949,699       5,866,732
  Class A                                                 1,485              --
  Class B                                                   434              --
  Class C                                                26,047          11,641
================================================================================
                                                    263,904,994     201,040,752
Amounts Paid for Repurchases of Shares
  Investor Class                                   (275,925,361)   (168,618,984)
  Class A                                               (42,139)             --
  Class C                                            (7,156,667)     (4,503,068)
================================================================================
                                                   (283,124,167)   (173,122,052)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                           (19,219,173)     27,918,700
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS             (17,897,145)     37,741,295
NET ASSETS
Beginning of Period                                 215,896,009     178,154,714
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of $4,036
  and $4,036, respectively)                      $  197,998,864  $  215,896,009
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND


                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)
OPERATIONS
Net Investment Income                            $    6,074,021  $    5,081,163
Net Realized Gain (Loss)                               (942,947)        963,712
Change in Net Appreciation/Depreciation               4,531,395       3,652,173
================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                     9,662,469       9,697,048
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                     (5,853,389)     (5,010,664)
  Class A                                                (5,380)             --
  Class B                                                (7,408)             --
  Class C                                              (207,844)        (70,499)
================================================================================
TOTAL DISTRIBUTIONS                                  (6,074,021)     (5,081,163)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    276,502,535     390,974,490
  Class A                                             4,195,218              --
  Class B                                             1,005,380              --
  Class C                                            29,132,359      30,869,870
Reinvestment of Distributions
  Investor Class                                      5,222,247       4,519,173
  Class A                                                 2,306              --
  Class B                                                 5,982              --
  Class C                                               177,547          54,430
================================================================================
                                                    316,243,574     426,417,963
Amounts Paid for Repurchases of Shares
  Investor Class                                   (256,838,771)   (344,357,835)
  Class A                                            (2,883,457)             --
  Class B                                               (64,452)             --
  Class C                                           (31,390,354)    (23,847,332)
================================================================================
                                                   (291,177,034)   (368,205,167)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                            25,066,540      58,212,796
================================================================================
TOTAL INCREASE IN NET ASSETS                         28,654,988      62,828,681
NET ASSETS
Beginning of Period                                 137,940,515      75,111,834
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($9,320)
  and ($5,573), respectively)                    $  166,595,503  $  137,940,515
================================================================================

See Notes to Financial Statements

 NOTES TO FINANCIAL
STATEMENTS

INVESCO BOND FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Effective December 14, 2000, High Yield and Select Income Funds began offering an additional class of shares, referred to as Class K shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions. Certain prior year information has been restated to conform to current year presentation.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.
Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. During the year ended August 31, 2002, High Yield and Select Income Funds wrote off accrued interest which amounted to $3,015,513 and $528,958, respectively. During the year ended August 31, 2002, Select Income Fund was reimbursed for certain trading losses, the amounts of which are insignificant.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended August 31, 2002, High Yield and Select Income Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds due to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 2002, 99.75% were exempt from federal income taxes for the Tax-Free Bond Fund. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the year ended August 31, 2002, amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                     ORDINARY INCOME                 QUALIFYING
FUND                                   DISTRIBUTIONS                 PERCENTAGE
--------------------------------------------------------------------------------
High Yield Fund                      $    38,878,037                      6.64%
Select Income Fund                        27,494,914                      1.02%
Tax-Free Bond Fund                         8,237,112                      0.00%
U.S. Government Securities Fund            6,074,021                      0.00%

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, which requires disclosure of tax components. The tax components of the Fund at August 31, 2002 include:

                                                                                             NET TAX
                                      COST OF       GROSS TAX         GROSS TAX         APPRECIATION
                              INVESTMENTS FOR      UNREALIZED        UNREALIZED       (DEPRECIATION)
FUND                             TAX PURPOSES    APPRECIATION      DEPRECIATION       ON INVESTMENTS
----------------------------------------------------------------------------------------------------
High Yield Fund                $  441,474,195    $  2,229,356  $    180,875,697     $  (178,646,341)
Select Income Fund                378,284,502       9,013,528        63,541,118         (54,527,590)
Tax-Free Bond Fund                180,205,151      14,269,773           150,519          14,119,254
U.S. Government Securities Fund   156,843,306       6,008,085             5,023           6,003,062

                                                                    ACCUMULATED    CUMULATIVE EFFECT
                                                UNDISTRIBUTED      CAPITAL LOSS             OF OTHER
FUND                                          ORDINARY INCOME        CARRYOVERS   TIMING DIFFERENCES
----------------------------------------------------------------------------------------------------
High Yield Fund                                  $    410,485  $  (175,836,034)    $   (143,900,485)
Select Income Fund                                     72,069      (49,567,208)         (39,078,029)
Tax-Free Bond Fund                                     30,147       (1,965,242)             (26,111)
U.S. Government Securities Fund                             0         (392,339)          (1,186,856)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2003, 2004, 2006, 2007, 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses and deferred director's fees. Deferred post-October 31 capital are: High Yield Fund $143,841,326, Select Income Fund $39,032,716 and U.S. Government Securities Fund $1,177,536.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                               AVERAGE NET ASSETS
------------------------------------------------------------------------------------
                                                         $0 TO    $300 TO       OVER
                                                          $300       $500       $500
FUND                                                   MILLION    MILLION    MILLION
------------------------------------------------------------------------------------
High Yield Fund                                          0.50%      0.40%      0.30%
Select Income Fund                                       0.55%      0.45%      0.35%
Tax-Free Bond Fund                                       0.55%      0.45%      0.35%
U.S. Government Securities Fund                          0.55%      0.45%      0.35%

A sub-advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the year/period ended August 31, 2002, amounts paid to the Distributor were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   947,409     $  291    $  380    $  56,890  $  3,113
Select Income Fund                             1,124,174        253       203       19,820    18,892
Tax-Free Bond Fund                               475,112         85       162       10,703        --
U.S. Government Securities Fund                  353,868        300     1,711       62,959        --

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the period ended August 31, 2002, for Class B were as follows:

                                                                DISTRIBUTOR'S   DISTRIBUTOR'S
                                                                    AGGREGATE    UNREIMBURSED
                                                                 UNREIMBURSED   EXPENSES AS %
                                              AMOUNT RETAINED        EXPENSES   OF NET ASSETS
FUND                                           BY DISTRIBUTOR      UNDER PLAN        OF CLASS
----------------------------------------------------------------------------------------------
High Yield Fund - Class B Plan                      $     525      $    6,847            3.81%
Select Income  Fund - Class B Plan                        279           3,075            3.40%
Tax-Free Bond Fund - Class B Plan                         372           4,467            1.49%
U.S. Government Securities Fund - Class B Plan          2,546         23,828             2.43%

Distribution Expenses for each class as presented in the Statement of Operations for the year/period ended August 31, 2002 were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   887,202     $  435    $  515    $  53,285  $  3,407
Select Income Fund                             1,063,262        328       274       18,734    20,871
Tax-Free Bond Fund                               472,725        151       376       10,277        --
U.S. Government Securities Fund                  358,566        606     2,515       61,071        --

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the year/period ended August 31, 2002 were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $ 1,686,664     $  135    $  105    $  22,576  $  7,930
Select Income Fund                             2,097,065         71        50        9,945    33,062
Tax-Free Bond Fund                               242,802         64        38        2,693        --
U.S. Government Securities Fund                  610,440        154       150       18,187        --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. Effective June 1, 2002, IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year/period ended August 31, 2002, total fees and expenses voluntarily absorbed were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   352,986     $    0    $    0    $   4,221  $  8,875
Select Income Fund                             1,450,985          0         0        9,551    27,713
Tax-Free Bond Fund                               341,735        266       227        3,697        --
U.S. Government Securities Fund                  610,419          0         0       17,587        --

As of the year/period ended August 31, 2002, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the year ended August 31, 2005, are as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   143,782     $    0    $    0    $   4,205  $  2,351
Select Income Fund                               306,282          0         0        3,068     9,674
Tax-Free Bond Fund                                86,084        263       222        1,463        --
U.S. Government Securities Fund                  168,189          0         0        7,583        --

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the year ended August 31, 2002 were $132,587.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended August 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                              PURCHASES           SALES
--------------------------------------------------------------------------------------------
High Yield Fund                                              $  195,408,610   $  343,173,025
Select Income Fund                                              109,840,326      258,913,853
Tax-Free Bond Fund                                               61,840,831       74,813,401

For the year ended August 31, 2002, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                              PURCHASES           SALES
--------------------------------------------------------------------------------------------
High Yield Fund                                             $     2,951,442  $    3,001,369
Select Income Fund                                              138,215,991     148,758,313
U.S. Government Securities Fund                                 242,319,814     230,185,511

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended August 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                     UNFUNDED
                                                      PENSION         ACCRUED        PENSION
FUND                                                 EXPENSES   PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------------------
High Yield Fund                                   $     3,407    $        0     $   59,173
Select Income Fund                                      6,086             0         46,287
Tax-Free Bond Fund                                      2,663             0         26,461
U.S. Government Securities Fund                         2,944             0         12,510

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended August 31, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                                 REALIZED
                                       PURCHASES                        SALES              GAIN (LOSS) ON
                                ------------------------------------------------------          INVESTMENT       VALUE AT
AFFILIATE                       SHARES            COST        SHARES          PROCEEDS          SECURITIES      8/31/2002
-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                          25,098     $    25,098     5,421,196    $    5,421,196              $    0             --

SELECT INCOME FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                      20,071,138      20,071,138    20,071,138        20,071,138                   0              --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended August 31, 2002, there were no such securities lending arrangements for any of the Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended August 31, 2002, High Yield, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 1.97% to 2.97% and interest expenses amounted to $525, $2,062 and $5,531, respectively. During that same period, High Yield, Select Income and U.S. Government Securities Funds lent cash at a weighted average rate ranging from 2.00% to 2.33% and interest income amounted to $625, $625 and $818, respectively.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended August 31, 2002, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 2.50% to 3.18% and interest expense amounted to $486 and $3,627, respectively. During the year ended August 31, 2002, there were no such borrowings for High Yield and U.S. Government Securities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC fee may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year/period ended August 31, 2002, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:

FUND                                                  CLASS A         CLASS B             CLASS C
-------------------------------------------------------------------------------------------------
High Yield Fund                                   $         0    $        138      $        8,969
Select Income Fund                                          0               0               1,351
Tax-Free Bond Fund                                          0               0                 595
U.S. Government Securities Fund                             0             487               8,876

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the year/period ended August 31, 2002 and the year/period ended August 31, 2001 were as follows:

                                             HIGH YIELD FUND                 SELECT INCOME FUND              TAX-FREE BOND FUND
                                          YEAR ENDED AUGUST 31              YEAR ENDED AUGUST 31            YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
                                       2002                2001           2002                2001         2002                2001
                                    (Note 1)            (Note 1)       (Note 1)            (Note 1)     (Note 1)
Shares Sold
  Investor Class                 17,471,149          64,780,736     36,626,932         101,462,120   16,446,825          12,500,605
  Class A                           437,915                  --         55,842                  --       17,386                  --
  Class B                            66,328                  --         17,726                  --       19,291                  --
  Class C                         1,293,758           3,544,548        189,395           1,503,367      385,747             350,484
  Class K                           348,740                 755      1,450,651                 329           --                  --
Shares Issued from
  Reinvestment of Distributions
    Investor Class                9,608,525          13,894,972      4,804,639           6,859,076      390,632             390,203
    Class A                           2,342                  --          1,129                  --           96                  --
    Class B                           1,533                  --            270                  --           28                  --
    Class C                          98,867             107,483         18,427              19,397        1,513                 679
    Class K                          22,188                  17         55,348                   9           --                  --
====================================================================================================================================
                                 29,351,345          82,328,511     43,220,359         109,844,298   17,261,518          13,241,971
Shares Repurchased
   Investor Class               (65,441,942)        (89,115,833)   (80,092,938)       (100,500,406) (18,053,127)        (11,143,747)
   Class A                         (228,823)                 --         (1,121)                 --       (2,776)                 --
   Class B                          (10,453)                 --              0                  --            0                  --
   Class C                       (1,870,724)         (2,633,556)      (373,640)         (1,094,433)    (415,075)           (278,115)
   Class K                         (119,413)               (124)      (491,998)                 (1)          --                  --
====================================================================================================================================
                                (67,671,355)        (91,749,513)   (80,959,697)       (101,594,840) (18,470,978)        (11,421,862)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                   (38,320,010)         (9,421,002)   (37,739,338)          8,249,458   (1,209,460)          1,820,109
====================================================================================================================================

NOTE 9 -- SHARE INFORMATION (CONTINUED)

                                                      U.S. GOVERNMENT
                                                      SECURITIES FUND
                                                    YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                  2002                2001
                                               (Note 1)
Shares Sold
   Investor Class                           37,212,864          53,795,053
   Class A                                     481,408                  --
   Class B                                     136,154                  --
   Class C                                   3,919,039           4,226,768
Shares Issued from
  Reinvestment of Distributions
      Investor Class                           707,328             623,438
      Class A                                      272                  --
      Class B                                      814                  --
      Class C                                   23,929               7,535
================================================================================
                                            42,481,808          58,652,794
Shares Repurchased
   Investor Class                          (34,732,073)        (47,433,060)
   Class A                                    (338,687)                 --
   Class B                                      (8,740)                 --
   Class C                                  (4,251,659)         (3,265,068)
================================================================================
                                           (39,331,159)        (50,698,128)
NET INCREASE IN
  FUND SHARES                                3,150,649           7,954,666
================================================================================

        ----------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Bond Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund and INVESCO U.S. Government Securities Fund (constituting INVESCO Bond Funds, Inc., hereafter referred to as the "Fund") at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 4, 2002

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------

                                                     2002       2001       2000       1999       1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   4.26   $   5.98   $   6.40   $   6.76   $   7.45
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.37       0.59       0.60       0.60       0.64
Net Losses on Securities
  (Both Realized and Unrealized)                    (1.13)     (1.72)     (0.42)     (0.19)     (0.29)
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (0.76)     (1.13)      0.18       0.41       0.35
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.36       0.59       0.60       0.77       1.04
=======================================================================================================
Net Asset Value -- End of Period                 $   3.14   $   4.26   $   5.98   $   6.40   $   6.76
=======================================================================================================

TOTAL RETURN                                      (18.07%)   (19.96%)     2.89%      6.53%      4.44%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $259,795   $516,687   $787,537   $793,337   $641,394
Ratio of Expenses to Average Net Assets(a)(b)       1.26%      1.08%      1.00%      0.99%      0.86%
Ratio of Net Investment Income to Average
  Net Assets(b)                                    10.79%     11.31%      9.60%      9.13%      8.72%
Portfolio Turnover Rate                               58%       111%        98%       154%       282%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.36% and ratio of net investment income to average net assets would have been 10.69%.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   3.39             $   3.39
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.14                 0.14
Net Losses on Securities (Both Realized
  and Unrealized)                                  (0.21)               (0.26)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (0.07)               (0.12)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.14                 0.14
================================================================================
Net Asset Value -- End of Period                $   3.18             $   3.13
================================================================================

TOTAL RETURN(b)                                   (2.00%)(c)          (3.64%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)     $    672              $    180
Ratio of Expenses to Average Net Assets(d)        1.09%(e)              1.81%(e)
Ratio of Net Investment Income to Average
  Net Assets                                     10.67%(e)             10.09%(e)
Portfolio Turnover Rate                             58%(f)                58%(f)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   4.25         $   5.97         $   6.31
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.34             0.55             0.30
Net Losses on Securities (Both Realized
  and Unrealized)                              (1.13)           (1.72)           (0.34)
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (0.79)           (1.17)           (0.04)
==========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.34             0.55             0.30
==========================================================================================
Net Asset Value -- End of Period            $   3.12         $   4.25         $   5.97
==========================================================================================

TOTAL RETURN(b)                              (18.85%)         (20.70%)          (0.52%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  4,222         $  7,770         $  4,843
Ratio of Expenses to Average Net Assets
  (d)(e)                                       2.00%            1.69%             1.60%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                9.95%           10.75%             9.20%(f)
Portfolio Turnover Rate                          58%             111%               98%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.08% and ratio of net investment income to average net assets would have been 9.87%.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- CLASS K
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                YEAR                   PERIOD
                                                               ENDED                    ENDED
                                                           AUGUST 31                AUGUST 31
------------------------------------------------------------------------------------------------
                                                                2002                     2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $    4.26                $    5.20
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.36                     0.40
Net Losses on Securities (Both Realized and Unrealized)        (1.13)                   (0.94)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (0.77)                   (0.54)
================================================================================================
Less Dividends and Distributions                                0.36                     0.40
================================================================================================
Net Asset Value -- End of Period                           $    3.13                $    4.26
================================================================================================

TOTAL RETURN                                                 (18.38%)                 (11.15%)(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $     790                $      3
Ratio of Expenses to Average Net Assets(c)(d)                  1.45%                   1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)        9.85%                  10.77%(e)
Portfolio Turnover Rate                                          58%                    111%(f)

(a)  From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.62% and 3.56%(annualized), respectively, and ratio of net investment income to average net assets would have been 8.68% and 8.69% (annualized), respectively.

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------------------
                                                     2002       2001       2000       1999       1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   5.79   $   6.06   $   6.15   $   6.68   $   6.66
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.33       0.43       0.43       0.43       0.43
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (0.76)     (0.27)     (0.09)     (0.41)      0.19
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (0.43)      0.16       0.34       0.02       0.62
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.33       0.43       0.43       0.55       0.60
=======================================================================================================
Net Asset Value -- End of Period                 $   5.03   $   5.79   $   6.06   $   6.15    $  6.68
=======================================================================================================

TOTAL RETURN                                       (7.45%)     2.73%      5.78%      0.15%      9.58%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $321,228   $593,629   $574,518   $549,438    $502,624
Ratio of Expenses to Average Net Assets(a)(b)       1.05%      1.05%      1.06%      1.06%       1.06%
Ratio of Net Investment Income to Average
  Net Assets(b)                                     6.37%      7.18%      7.10%      6.56%       6.36%
Portfolio Turnover Rate                               60%        79%        82%       135%        140%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.39%, 1.32%, 1.19%, 1.16% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 6.03%, 6.91%, 6.97%, 6.46% and 6.32%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   5.06             $   5.06
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.13                 0.11
Net Losses on Securities (Both Realized
  and Unrealized)                                  (0.04)               (0.03)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.09                 0.08
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.13                 0.11
================================================================================
Net Asset Value -- End of Period                $   5.02             $   5.03
================================================================================

TOTAL RETURN(b)                                    1.81%(c)             1.62%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $    281             $     90
Ratio of Expenses to Average Net Assets(d)         1.07%(e)             1.86%(e)
Ratio of Net Investment Income to Average
  Net Assets                                       6.02%(e)             4.99%(e)
Portfolio Turnover Rate                              60%(f)               60%(f)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   5.79         $   6.06         $   6.02
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.29             0.39             0.21
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                     (0.76)           (0.27)            0.04
===========================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (0.47)            0.12             0.25
===========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.29             0.39             0.21
===========================================================================================
Net Asset Value -- End of Period            $   5.03         $   5.79         $   6.06
===========================================================================================

TOTAL RETURN(b)                               (8.14%)           1.97%            4.24%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  1,632         $  2,839         $    377
Ratio of Expenses to Average Net
  Assets(d)(e)                                 1.80%            1.79%            1.83%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                5.61%            6.23%            6.42%(f)
Portfolio Turnover Rate                          60%              79%              82%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.31% and 1.79% (annualized), respectively, and ratio of net investment income to average net assets would have been 5.10% and 6.23% (annualized), respectively.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS K
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR                   PERIOD
                                                               ENDED                    ENDED
                                                           AUGUST 31                AUGUST 31
------------------------------------------------------------------------------------------------
                                                                2002                     2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $    5.78                $    5.93
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.32                     0.28
Net Losses on Securities (Both Realized and Unrealized)        (0.76)                   (0.15)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (0.44)                    0.13
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                0.32                     0.28
================================================================================================
Net Asset Value -- End of Period                           $    5.02                $    5.78
================================================================================================

TOTAL RETURN                                                   (7.47%)                  2.25%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $    5,097               $       2
Ratio of Expenses to Average Net Assets(c)(d)                   1.25%                   1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)         6.13%                   6.60%(e)
Portfolio Turnover Rate                                           60%                     79%(f)

(a)  From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.85% and 3.63% (annualized), respectively, and ratio of net investment income would have been 5.53% and 4.21% (annualized), respectively.

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                     PERIOD
                                                                                      ENDED
                                                        YEAR ENDED AUGUST 31      AUGUST 31     YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------
                                                     2002       2001       2000    1999(a)       1999        1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $  15.49   $  14.72   $  14.53   $  14.71   $  15.57    $  15.34
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.66       0.68       0.64       0.10       0.62        0.63
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     0.07       0.77       0.24      (0.18)     (0.40)       0.40
==================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     0.73       1.45       0.88      (0.08)      0.22        1.03
==================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.66       0.68       0.69       0.10       1.08        0.80
==================================================================================================================
Net Asset Value -- End of Period                 $  15.56   $  15.49   $  14.72   $  14.53   $  14.71    $  15.57
==================================================================================================================

TOTAL RETURN                                        4.89%     10.07%      6.32%   (0.53%)(b)    1.30%       6.87%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $196,673   $214,617   $178,154   $191,836   $201,791    $211,471
Ratio of Expenses to Average Net Assets(c)(d)       0.90%      0.90%      0.91%     0.90%(e)    0.91%       0.91%
Ratio of Net Investment Income to Average
  Net Assets(d)                                     4.33%      4.46%      4.45%     4.08%(e)    4.03%       4.06%
Portfolio Turnover Rate                               33%        33%        50%        3%(b)      66%        173%

(a)  From July 1, 1999 to August 31, 1999.

(b) Based on operations for the period shown and, accordingly, are not respresentative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 1.08%, 1.11%, 1.14% (annualized), 1.06% and 1.04%, respectively, and ratio of net investment income to average net assets would have been 4.15%, 4.28%, 4.25%, 3.84% (annualized), 3.88% and 3.93%, respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $  14.88             $  14.88
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.26                 0.21
Net Gains on Securities (Both Realized and
  Unrealized)                                       0.68                 0.68
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.94                 0.89
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.26                 0.21
================================================================================
Net Asset Value -- End of Period                $  15.56             $  15.56
================================================================================

TOTAL RETURN(b)                                    6.37%(c)             6.00%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $    229             $    301
Ratio of Expenses to Average Net Assets(d)(e)      1.10%(f)             1.80%(f)
Ratio of Net Investment Income to Average
  Net Assets                                       3.86%(f)             3.13%(f)
Portfolio Turnover Rate                              33%(g)               33%(g)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of each Class were voluntarily absorbed by IFG for the period ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.70% (annualized) for Class A and 2.39% (annualized) for Class B and ratio of net investment income to average net assets would have been 3.26% (annualized) for Class A and 2.54% (annualized) for Class B.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  17.50         $  14.71         $  14.05
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.62             0.58             0.29
Net Gains on Securities (Both Realized
  and Unrealized)                               0.08             2.79             0.66
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                0.70             3.37             0.95
==========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.62             0.58             0.29
==========================================================================================
Net Asset Value -- End of Period            $  17.58         $  17.50         $  14.71
==========================================================================================

TOTAL RETURN(b)                                4.12%           23.26%            6.86%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $    797         $  1,279         $      1
Ratio of Expenses to Average Net
  Assets(d)(e)                                 1.65%            1.66%            1.66%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                3.59%            3.58%            3.79%(f)
Portfolio Turnover Rate                          33%              33%              50%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.01%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 3.23%, 3.40% and (1.45%) (annualized), respectively.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------------------
                                                     2002       2001       2000       1999       1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   7.41   $   7.05   $   6.81   $   7.99   $   7.49
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.30       0.36       0.36       0.35       0.40
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     0.24       0.36       0.24      (0.58)      0.67
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     0.54       0.72       0.60      (0.23)      1.07
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.30       0.36       0.36       0.95       0.57
=======================================================================================================
Net Asset Value-- End of Period                  $   7.65   $   7.41   $   7.05   $   6.81   $   7.99
=======================================================================================================

TOTAL RETURN                                        7.52%     10.45%      9.12%     (3.40%)    14.75%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $158,974   $130,510    $74,870   $79,899    $79,485
Ratio of Expenses to Average Net Assets(a)(b)       1.00%      1.00%      1.02%     1.01%      1.01%
Ratio of Net Investment Income to Average
  Net Assets(b)                                     4.08%      4.87%      5.28%     4.80%      5.22%
Portfolio Turnover Rate                              166%        90%        21%      114%       323%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.43%, 1.43%, 1.61%, 1.60% and 1.41%, respectively, and ratio of net investment income to average net assets would have been 3.65%, 4.44%, 4.69%, 4.21% and 4.82%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   7.20             $   7.20
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.12                 0.09
Net Gains on Securities (Both Realized
  and Unrealized)                                   2.11                 0.45
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    2.23                 0.54
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.12                 0.09
================================================================================
Net Asset Value -- End of Period                $   9.31             $   7.65
================================================================================

TOTAL RETURN(b)                                   31.08%(c)(d)          7.56%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $  1,331             $    981
Ratio of Expenses to Average Net Assets(e)         1.06%(f)             1.72%(f)
Ratio of Net Investment Income to Average
  Net Assets                                       3.11%(f)             2.95%(f)
Portfolio Turnover Rate                             166%(g)              166%(g)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Total return includes large fluctuations in asset size and shareholder transactions.

(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   7.40         $   7.06         $   6.72
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.25             0.30             0.17
Net Gains on Securities (Both Realized
  and Unrealized)                               0.24             0.34             0.34
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                0.49             0.64             0.51
==========================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME            0.25             0.30             0.17
==========================================================================================
Net Asset Value -- End of Period            $   7.64         $   7.40         $   7.06
==========================================================================================

TOTAL RETURN(b)                                6.72%            9.23%            7.64%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  5,309         $  7,431         $    241
Ratio of Expenses to Average Net
  Assets(d)(e)                                 1.75%            1.70%            1.94%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                3.40%            3.81%            4.65%(f)
Portfolio Turnover Rate                         166%              90%              21%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002 and 2001 and the period ended August 31, 2000.
     If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.04%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 3.11%, 3.69% and 4.30% (annualized), respectively.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering              Vice Chairman of      Formerly, Chairman of the Executive          47
1551 Larimer Street, #1701          the Board   Committee and Chairman of the Board of
Denver, Colorado                                     Security Life of Denver Insurance
                                                  Company and Director of ING American
Age: 74                                            Holdings Company and First ING Life
                                                        Insurance Company of New York.
                                                   Formerly, Trustee of INVESCO Global
                                                                 Health Sciences Fund.


Victor L. Andrews, Ph.D.             Director    Professor Emeritus, Chairman Emeritus          47          Director of The
34 Seawatch Drive                               and Chairman and CFO of the Roundtable                Sheffield Funds, Inc.
Savannah, Georgia                              of the Department of Finance of Georgia
                                               State University; and President Andrews
Age: 72                                         Financial Associates, Inc. (consulting
                                              firm). Formerly, member of the faculties
                                               of the Harvard Business School; and the
                                                    Sloan School of Management of MIT.

Bob R. Baker                         Director  Consultant (2000 to Present). Formerly,          47
37 Castle Pines Dr. N.                           President and Chief Executive Officer
Castle Rock, Colorado                            (1988 to 2000) of AMC Cancer Research
                                                  Center, Denver, Colorado (until Mid-
Age: 66                                           December 1988); Vice Chairman of the
                                                     Board of First Columbia Financial
                                                 Corporation, Englewood, Colorado; and
                                                   formerly, Chairman of the Board and
                                                      Chief Executive Officer of First
                                                       Columbia Financial Corporation.

Lawrence H. Budner                   Director              Trust Consultant. Formerly,          47
7608 Glen Albens Circle                               Senior Vice President and Senior
Dallas, Texas                                        Trust Officer of InterFirst Bank,
                                                                        Dallas, Texas.
Age: 72

James T. Bunch                       Director  Principal and Founder of Green, Manning          47
3600 Republic Plaza              (since 2000)  & Bunch Ltd., Denver, Colorado (1988 to
370 Seventeenth Street                             Present); Director and Secretary of
Denver, Colorado                              Green, Manning & Bunch Securities, Inc.;
                                                    and Director and Vice President of
Age: 59                                             Western Golf Association and Evans
                                                Scholars Foundation. Formerly, General
                                                   Counsel and Director of Boettcher &
                                                Company Denver, Colorado; and formerly
                                               Chairman and Managing Partner of Davis,
                                                    Graham & Stubbs, Denver, Colorado.

OTHER INFORMATION



                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis                      Director Chairman of Lawsuit Resolution Services,          47      Director of General
701 "B" Street                   (since 2000) San Diego, California (1987 to Present).                Chemical Group, Inc.,
Suite 2100                                          Formerly, Associate Justice of the                         Hampdon, New
San Diego, California                                 California Court of Appeals; and                   Hampshire (1996 to
                                                         of Counsel, Latham & Watkins,                Present). Director of
Age: 69                                          San Diego, California (1987 to 1997).                         Wheelabrator
                                                                                                        Technologies, Inc.;
                                                                                                    Fisher Scientific, Inc;
                                                                                                      Henley Manufacturing,
                                                                                                       Inc.; and California
                                                                                                   Coastal Properties, Inc.

John W. McIntyre                     Director   Retired. Trustee of Gables Residential          47
Piedmont Center Suite 100                      Trust. Trustee and Chairman of the J.M.
Atlanta, Georgia                               Tull Charitable Foundation; Director of
                                                     Kaiser Foundation Health Plans of
Age: 72                                       Georgia, Inc. Formerly, Vice Chairman of
                                                the Board of Directors of The Citizens
                                                 and Southern Corporation and Chairman
                                              of the Board and Chief Executive Officer
                                                  of The Citizens and Southern Georgia
                                                      Corporation and The Citizens and
                                                     Southern National Bank. Formerly,
                                                      Trustee of INVESCO Global Health
                                               Sciences Fund and Trustee of Employee's
                                                   Retirement System of Georgia, Emory
                                                                           University.

Larry Soll, Ph. D.                   Director       Retired. Formerly, Chairman of the          47     Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)   Board  (1987 to 1994), Chief Executive                  since incorporation
Boulder, Colorado                              Officer (1982 to 1989 and 1993 to 1994)                    in 1982; Director
                                              and President (1982 to 1989) of Synergen             of Isis Pharmaceuticals,
Age: 60                                          Inc.; and formerly Trustee of INVESCO                                 Inc.
                                                          Global Health Sciences Fund.

OTHER INFORMATION


                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson            President(1998-         Chief Executive Officer, Managed          47          Chairman of the
4350 South Monaco Street         2001); Chief          Products Division, AMVESCAP PLC                     Board of INVESCO
Denver, Colorado            Executive Officer       (2001 to Present); Chief Executive                    Funds Group, Inc.
                              (1998-Present);       Officer INVESCO Funds Group, Inc.;                          and INVESCO
Age: 51                       and Chairman of      and Chief Executive Officer INVESCO                   Distributors, Inc.
                             the Board (since             Distributors, Inc. Formerly,
                                        1999)        President of INVESCO Funds Group,
                                                            Inc., President of INVESCO
                                                   Distributors, Inc., Chief Operating
                                                  Officer and Chairman of the Board of
                                                  INVESCO Global Health Sciences Fund;
                                                  Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments,
                                                                                  Inc.

Raymond R. Cunningham          Vice President    President and Chief Operating Officer          47      Director of INVESCO
4350 South Monaco Street         and Director            of INVESCO Funds Group, Inc.;                    Funds Group, Inc.
Denver, Colorado                 (since 2001)       President of INVESCO Distributors,                          and INVESCO
                                                  Inc. Formerly, Senior Vice President                    Distributors, Inc.
Age: 51                                              of INVESCO Funds Group, Inc., and
                                                  Senior Vice President of GT Global -
                                                         North America (1992 to 1998).

Richard W. Healey                    Director         Senior Vice President of INVESCO          43      Director of INVESCO
4350 South Monaco Street         (since 2000)           Funds Group, Inc.; Senior Vice                    Funds Group, Inc.
Denver, Colorado                                    President of INVESCO Distributors,                          and INVESCO
                                                  Inc. Formerly, Senior Vice President                   Distributors, Inc.
Age: 48                                          of GT Global - North America (1996 to
                                                    1998) and The Boston Company (1993
                                                                             to 1996).

Glen A. Payne                       Secretary           Senior Vice President, General
4350 South Monaco Street                              Counsel and Secretary of INVESCO
Denver, Colorado                                        Funds Group, Inc.; Senior Vice
                                                      President, Secretary and General
Age: 55                                          Counsel of INVESCO Distributors, Inc.
                                                 Formerly, Secretary of INVESCO Global
                                                 Health Sciences Fund; General Counsel
                                                     of INVESCO Trust Company (1989 to
                                                         1998); and employee of a U.S.
                                                        regulatory agency, Washington,
                                                                  D.C. (1973 to 1989).

OTHER INFORMATION



                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

Ronald L. Grooms             Chief Accounting     Senior Vice President, and Treasurer                Director of INVESCO
4350 South Monaco Street       Officer, Chief    INVESCO Funds Group, Inc.; and Senior                  Funds Group, Inc.
Denver, Colorado            Financial Officer  Vice President and Treasurer of INVESCO                        and INVESCO
                                and Treasurer   Distributors, Inc. Formerly, Treasurer                 Distributors, Inc.
Age: 56                                         and Principal Financial and Accounting
                                                      Officer of INVESCO Global Health
                                              Sciences Fund; and Senior Vice President
                                                and Treasurer of INVESCO Trust Company
                                                                       (1988 to 1998).

William J. Galvin, Jr.    Assistant Secretary      Senior Vice President and Assistant                Director of INVESCO
4350 South Monaco Street                      Secretary INVESCO Funds Group, Inc.; and                  Funds Group, Inc.
Denver, Colorado                                   Senior Vice President and Assistant                        and INVESCO
                                                  Secretary INVESCO Distributors, Inc.                 Distributors, Inc.
Age: 46                                       Formerly, Trust Officer of INVESCO Trust
                                                               Company (1995 to 1998).

Pamela J. Piro            Assistant Treasurer   Vice President and Assistant Treasurer
4350 South Monaco Street                             of INVESCO Funds Group, Inc.; and
Denver, Colorado                                        Assistant Treasurer of INVESCO
                                                Distributors, Inc. Formerly, Assistant
Age: 42                                                 Vice President (1996 to 1997).

Tane T. Tyler             Assistant Secretary     Vice President and Assistant General
4350 South Monaco Street         (since 2002)     Counsel of INVESCO Funds Group, Inc.
Denver, Colorado

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

[INVESCO ICON] INVESCO(R)

1-800-525-8085

Personal Account Line: 1-800-424-8085

Advisor Services: 1-800-6-INVESCO

invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.




AINC 900382 10/02

                                                                     APPENDIX IV

FEBRUARY 28, 2003

SEMIANNUAL REPORT




INVESCO BOND FUNDS, INC.

HIGH YIELD FUND

SELECT INCOME FUND

TAX-FREE BOND FUND

U.S. GOVERNMENT SECURITIES FUND

"BONDS PERFORMED WELL...AS DETERIORATION IN INVESTOR CONFIDENCE SPURRED A ROTATION INTO MORE DEFENSIVE INVESTMENTS." SEE PAGE 5

[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF RAYMOND R. CUNNINGHAM OMITTED]

BONDS DEFY ODDS, MAINTAIN MOMENTUM

FELLOW SHAREHOLDER:

Fixed-income markets aren't generally known for offering up surprises, but we've certainly encountered the unexpected from bonds during this long bear market in equities. First and foremost, they've outperformed stocks for three years now -- an unusually long time for an asset class with a relatively staid reputation.

Furthermore, their run may not be finished yet. In an environment plagued by uncertainty -- both geopolitical and economic -- investors keep turning to fixed-income securities for stability. As a result, we've seen the yield on the benchmark 10-year Treasury plunge to a level unseen in more than 40 years, while five- and two-year Treasury notes reached record lows, according to THE WALL STREET JOURNAL.*

Of course, with this kind of success comes the question of sustainability. We've been hearing experts forecast a rotation from bonds back into stocks for several months now. So far, this rotation has failed to materialize. But can bonds continue to defy the odds and stay dominant as 2003 progresses? It's an interesting question, and one that veteran fixed-income manager Dick Hinderlie addresses in a question-and-answer session beginning on page 11 of this report.

As always, the key to successful long-term investing lies in adequate diversification. Investors should apply the lessons learned from the bear market in stocks that we've endured these past three years and continue to diversify their long-term investment plans. Having a percentage of your portfolio invested in fixed-income securities may help your investment program weather the inevitable ups and downs of the months and years ahead.

Sincerely,

/s/ Ray Cunningham

Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

*INVESTORS RUSH TO BUY BONDS, FLEEING STOCKS" BY GREGORY ZUCKERMAN. THE WALL STREET JOURNAL: MARCH 11, 2003.

"WITH REAL INTEREST RATES AT LOW LEVELS, INCOME-ORIENTED INVESTORS TURNED TO HIGH YIELD BONDS IN SEARCH OF HIGHER RETURNS." -- PAGE 3

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT AND CEO............ 1

FUND REPORTS................................. 3

AN INTERVIEW WITH DICK HINDERLIE.............11

MARKET HEADLINES.............................13

INVESTMENT HOLDINGS..........................15

FINANCIAL STATEMENTS.........................34

NOTES TO FINANCIAL STATEMENTS................44

FINANCIAL HIGHLIGHTS.........................51

                                                      INVESCO BOND FUNDS, INC.
                                                 TOTAL RETURN PERIODS ENDED 2/28/03*

                                                                                                                          Manager's
                                                                  Cumulative                             10 years+ or      Report
Fund (Inception)                                                   6 months      1 year     5 years+   Since Inception^    Page #
------------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD FUND - CLASS A (4/02) with sales charge                  7.52%          N/A        N/A          5.38%^++          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS B (4/02) with CDSC                          7.92%          N/A        N/A          3.81%^++          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS C (2/00) with CDSC                         11.88%        11.48%       N/A        (10.13%)^+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - CLASS K (12/00)                                  13.16%        13.35%       N/A         (8.55%)^+          3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND - INVESTOR CLASS (3/84)                            13.25%        13.39%     (4.82%)        2.97%             3
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS A (4/02) with sales charge               3.10%          N/A        N/A          5.00%^++          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS B (4/02) with CDSC                       2.75%          N/A        N/A          4.49%^++          5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS C (2/00) with CDSC                       6.76%         6.55%       N/A          1.69%^+           5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND - CLASS K (12/00)                                8.05%         8.15%       N/A          1.00%^+           5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME  FUND - INVESTOR CLASS (1/77)                         8.16%         8.35%      2.27%         5.45%             5
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS A (4/02) with sales charge              (2.04%)         N/A        N/A          4.25%^++          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS B (4/02) with CDSC                      (2.26%)         N/A        N/A          3.90%^++          7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - CLASS C (2/00) with CDSC                       1.87%         5.57%       N/A         11.98%^+           7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND - INVESTOR CLASS (8/81)                          3.21%         7.28%      5.24%         5.29%             7
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS A (4/02)
 with sales charge                                                 (1.63%)         N/A        N/A         28.88%^++**        9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS B (4/02) with CDSC        (2.16%)         N/A        N/A          5.61%^++          9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - CLASS C (2/00) with CDSC         1.85%         6.90%       N/A          8.75%^+           9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNEMENT SECURITIES FUND - INVESTOR CLASS C (1/86)          3.23%         8.71%      6.55%         6.46%             9
-----------------------------------------------------------------------------------------------------------------------------------

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUNDS' CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND EXPENSES. INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS AND ARE OFFERED TO INVESTORS GRANDFATHERED AS OF APRIL 1, 2002.

++NOT ANNUALIZED

+AVERAGE ANNUALIZED

^FOR FUNDS OR SHARE CLASSES INTRODUCED MORE RECENTLY.

**REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

PERFORMANCE INFORMATION PROVIDED IN THIS REPORT DOES NOT REFLECT THE DEDUCTION OF TAXES SHAREHOLDERS PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE INDUSTRIES AND/OR SECTORS USED FOR PORTFOLIO SECURITIES CLASSIFICATION THAT MAY BE USED THROUGHOUT THIS REPORT ARE THE GLOBAL INDUSTRY CLASSIFICATION STANDARD WHICH WAS DEVELOPED BY AND IS THE EXCLUSIVE PROPERTY AND A SERVICE MARK OF MORGAN STANLEY CAPITAL INTERNATIONAL INC. AND STANDARD & POOR'S(R).

HIGH YIELD FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

Overall, it was a strong period for the high yield market, as the sector was supported by positive technical trends. With real interest rates at low levels, income-oriented investors turned to high yield bonds in search of higher returns. This resulted in the asset class enjoying positive flows that were more than sufficient to absorb the new offerings that came to market.

For the six-month period ended February 28, 2003, the value of High Yield Fund-Investor Class shares increased by 13.25%. The fund's benchmark, the Merrill Lynch High Yield Master Trust Index, gained 9.37% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

TELECOM BONDS REBOUND SHARPLY

The fund fully participated in the bond rally, as the tactics we employed last summer paid off. For example, the fund's extensive diversification allowed us to access some of the market's best movers. Among the bonds that made the most significant positive contributions to performance were those issued by telecommunications companies, an area that largely accounted for our margin of outperformance.

--------------------------------------------------------------------------------
                                 HIGH YIELD FUND -
                          TOP 10 BOND HOLDINGS BY ISSUER
                       % of Total Net Assets as of 2/28/03
--------------------------------------------------------------------------------
Star Choice Communications.................................................2.52%
Niagara Mohawk Power.......................................................2.17%
Level 3 Communications.....................................................1.94%
Pride International........................................................1.88%
US WEST Communications.....................................................1.70%
Park Place Entertainment...................................................1.67%
United Rentals.............................................................1.65%
Madison River Capital LLC/Madison River Finance............................1.53%
Argosy Gaming..............................................................1.44%
AMC Entertainment..........................................................1.35%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

In particular, two bonds, those issued by Level 3 Communications and Nextel Communications, performed exceptionally well. Level 3's bonds advanced on the heels of strong financial results as well as on momentum gained during the summer, when the company received an equity infusion of $500 million from a group of investors led by Warren Buffett. Meanwhile, the fund's Nextel Communications bonds advanced strongly after the company reported earnings that handily beat consensus expectations, along with significant deleveraging from debt-for-equity swaps.

But the fund's telecom holdings weren't the only strong performers. The fund also benefited from its exposure to other areas of the market. Individual standouts included bonds issued by homebuilder Schuler Homes, which were supported by the persistently strong housing market, and Tesoro Petroleum, the refinery that rebounded sharply from oversold levels. The fund's Chancellor Media bonds, which are serviced by Clear Channel Communications, the company that acquired Chancellor several years ago, also logged strong performance.

Despite its robust overall showing, the fund also saw a handful of bonds lag. The fund's gaming bonds underperformed on a relative basis, as several of our holdings advanced, but by less than the index overall. Nevertheless, the performance drag from these isolated soft spots was more than offset by strong performance in other areas of the fund.

WAR FOOTING HAMPERS THE ECONOMIC RECOVERY

Looking ahead, we remain concerned about the economy. Clearly, business has not recovered to the extent that investors had hoped, as the war with Iraq has tempered consumer and corporate spending. In our opinion, the timing of the recovery depends on the war proceedings. Once the recovery finds traction, we will monitor inflation closely. Currently, corporate pricing power remains minimal; however, mild inflation would be positive for high yield bonds.

PIE CHART:  HIGH YIELD FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/03
            [PIE CHART]

            % OF TOTAL NET ASSETS


            Corporate Bonds-Domestic...................81.42%
            Corporate Bonds-Foreign.....................6.63%
            Common and Preferred Stocks,
              Rights & Warrants.........................4.80%
            Other Securities............................1.04%
            Net Cash & Cash Equivalents.................6.11%

In this environment, we believe a more cautious approach is appropriate. As such, we continue to increase the fund's diversification and flatten the portfolio by reducing larger positions. We have also upgraded the fund's credit profile and have trimmed our exposure to more economically sensitive industries. These tactics have provided us with ample liquidity to take advantage of volatility as opportunities present themselves.

LINE GRAPH:  INVESCO HIGH YIELD FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (2/93) through 2/28/03.

                INVESCO High Yield          Merrill Lynch High
                Fund - Investor             Yield Master
                Class                       Trust Index(2)

2/93            $10,000                     $10,000
2/94            $11,225                     $11,388
2/95            $10,956                     $11,602
2/96            $12,909                     $13,534
2/97            $14,724                     $15,097
2/98            $17,148                     $16,987
2/99            $16,859                     $17,317
2/00            $17,973                     $17,478
2/01            $17,623                     $18,173
2/02            $11,814                     $17,859
2/03            $13,397                     $18,472

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class A and the value of a $10,000 investment in INVESCO High Yield Fund
- - Class B to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO High Yield Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.

                                                       Merrill Lynch
          INVESCO High Yield    INVESCO High Yield     High Yield
          Fund - Class A        Fund - Class B         Master Trust Index(2)

 4/02     $10,000               $10,000                $10,000
 2/03     $10,538               $10,381                $10,103

LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.

                INVESCO High Yield          Merrill Lynch High
                Fund - Class C              Yield Master Trust Index(2)

2/00            $10,000                     $10,000
2/01            $9,668                      $10,398
2/02            $6,424                      $10,218
2/03            $7,226                      $10,569


LINE GRAPH:  INVESCO HIGH YIELD FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 2/28/03.

                INVESCO High Yield          Merrill Lynch High
                Fund - Class K              Yield Master Trust Index(2)

12/00           $10,000                     $10,000
2/01            $10,867                     $10,997
2/02            $7,239                      $10,807
2/03            $8,206                      $11,177


(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDER-PERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]
ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1988.

SELECT INCOME FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

Bonds performed well during the past six months, as deterioration in investor confidence spurred a rotation into more defensive investments. With signs surfacing that the economy continued to stagnate, and war with Iraq looming as the period progressed, bonds remained a counter-trade to equities - rallying as stocks fell.

--------------------------------------------------------------------------------
                               SELECT INCOME FUND -
                          TOP 10 BOND HOLDINGS BY ISSUER
                       % of Total Net Assets as of 2/28/03
--------------------------------------------------------------------------------
US Treasury Notes.........................................................11.94%
Freddie Mac................................................................9.91%
Government National Mortgage Association I.................................6.97%
Public Service of New Mexico...............................................4.33%
Fannie Mae.................................................................3.24%
US WEST Communications.....................................................2.30%
Duquesne Light.............................................................1.98%
Texas Utilities Electric...................................................1.90%
El Paso Electric...........................................................1.77%
Niagara Mohawk Power.......................................................1.68%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

PIE CHART:  SELECT INCOME FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            Corporate Bonds-Domestic...................52.15%
            Mortgage-Backed Pass Thru Certificates.....20.12%
            US Government Obligations..................11.94%
            Corporate Bonds-Foreign.....................1.59%
            Common and Preferred Stocks,
             Rights & Warrants..........................0.53%
            Asset-Backed Securities.....................0.27%
            Other Securities............................0.27%
            Net Cash & Cash Equivalents................13.13%

The fund fully participated in the rally, and for the six-month period ended February 28, 2003, the value of Select Income Fund-Investor Class shares gained 8.16%. This return exceeded the 5.76% gain recorded by its benchmark, the Lehman Government/Credit Bond Index, during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

CORPORATE BONDS OUTPERFORM TREASURIES

The fund's strong relative showing primarily stemmed from our decision to emphasize corporate bonds at the expense of Treasuries, as credit product generally outperformed securities more sensitive to interest rate fluctuations. Additionally, within our Treasury exposure, the fact that we shortened our duration also supported overall performance.

HIGH YIELD BONDS LEAD THE RALLY

The highlight of the period was definitely the performance of our high yield bonds. The high yield market overall recorded an exceptional period. With interest rates at low levels, income-oriented investors continued to move into the asset class in search of higher returns. Although we had been managing our high yield risk by decreasing the number of our high yield holdings and diversifying, these tactics did not prevent the fund from benefiting as the asset class rallied. Standouts included the fund's telecommunications bonds, which rebounded sharply after poor performance in the first half of 2002. Bonds issued by wireless telecom service provider Nextel Communications advanced strongly after the company reported consistently robust financial results. Other wireless service providers made positive contributions to results as well, including the fund's AT&T Wireless Services and VoiceStream Wireless bonds, both of which logged double-digit price gains.

Our credit selection in the corporate investment-grade area was also on the mark, as the fund's media bonds augmented our showing, led by our Clear Channel Communications bonds, as well as those issued by AOL Time Warner. Finally, the fund's utility bonds continued to work well for us.

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS  A & B GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class A and the value of a $10,000 investment in INVESCO Select Income Fund - Class B to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Select Income Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.


          INVESCO Select        INVESCO Select         Lehman Government/
          Income Fund -         Income Fund -          Credit Bond
          Class A               Class B                Index(4)

4/02      $10,000               $10,000                $10,000
2/03      $10,500               $10,449                $11,355

THE COMING MONTHS COULD REWARD A CAUTIOUS APPROACH

Going forward, we continue to believe the longer-term economic trend is toward recovery. Nevertheless, in our opinion, progress could be stunted in the near-term, as we believe uncertainties stemming from the war with Iraq continue to weigh on consumers and to influence corporate spending decisions.

With this in mind, we have recently adopted a more conservative posture in the fund, as we have modestly increased its exposure to Treasuries, while taking profits in some of our high yield positions. We have also decreased the fund's exposure to consumer and cyclically-sensitive issuers, such as hotels and auto parts manufacturers. That said, the fund's bias remains toward credit products at the expense of Treasuries.

LINE GRAPH:  INVESCO SELECT INCOME FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Select Income Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.


                INVESCO Select Income       Lehman Government/
                Fund - Class C              Credit Bond Index(4)

2/00            $10,000                     $10,000
2/01            $10,906                     $11,351
2/02            $9,783                      $12,180
2/03            $10,522                     $13,549

LINE GRAPH:  INVESCO SELECT INCOME FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 2/28/03.


                INVESCO Select Income       Lehman Government/
                Fund - Class K              Credit Bond Index(4)

12/00           $10,000                     $10,000
2/01            $10,486                     $10,475
2/02            $9,452                      $11,240
2/03            $10,223                     $12,503

LINE GRAPH:  INVESCO SELECT INCOME FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/03.

                INVESCO Select Income       Lehman Government/
                Fund - Investor Class       Credit Bond Index(4)

2/93            $10,000                     $10,000
2/94            $10,770                     $10,571
2/95            $11,029                     $10,713
2/96            $12,391                     $12,065
2/97            $13,559                     $12,647
2/98            $15,198                     $14,002
2/99            $15,866                     $14,891
2/00            $15,847                     $15,003
2/01            $17,360                     $17,029
2/02            $15,693                     $18,273
2/03            $17,005                     $20,326

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4)THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE OVERALL DOMESTIC FIXED-INCOME MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]
ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1988.

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
RICHARD HINDERLIE

A VICE PRESIDENT OF INVESCO FUNDS GROUP, DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

TAX-FREE BOND FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2003, the value of Tax-Free Bond Fund-Investor Class shares rose 3.21%, slightly trailing the 3.36% gain posted by the Lehman Municipal Bond Index. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

FLIGHT TO SAFETY BENEFITS MUNIS

Over the past six months, municipal bonds continued to perform in direct contrast to stocks. Generally, whenever investors moved assets out of the stock market, fixed-income securities, including municipal bonds, benefited. On the other hand, during months when investors returned to the stock market, munis retreated. Specifically, in October and November 2002, we saw a rally in stocks as investors acted on hopes that an economic recovery might take hold to spur equities in 2003. In this environment, munis lagged.

PIE CHART:  TAX-FREE BOND FUND
            CREDIT RATINGS ON LONG-
            TERM BOND HOLDINGS
            AS OF 2/28/03
            [PIE CHART]

            % OF LONG-TERM
            BOND HOLDINGS

            Aaa.....................64.13%
            Aa......................18.28%
            A.......................13.56%
            Baa......................1.79%
            NR.......................2.24%

However, by December, the stock rally had fizzled in the face of renewed geopolitical fears surrounding Iraq's failure to disarm -- and the Bush Administration's seeming intention to take military action as a result -- the emergence of North Korea as a nuclear threat, and ongoing alerts of possible terrorist attacks. Furthermore, economic data failed to show marked improvement. In light of these disconcerting developments, investors essentially maintained a defensive stance for the remainder of the period, opting to rotate back into fixed-income securities in search of investments known for their relative stability.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 2/28/03
--------------------------------------------------------------------------------
Texas.....................................................................20.04%
Indiana...................................................................12.01%
Illinois...................................................................8.18%
New York...................................................................7.15%
Massachusetts..............................................................6.72%
Louisiana..................................................................6.14%
Michigan...................................................................4.36%
Ohio.......................................................................3.60%
New Jersey.................................................................2.79%
Arizona....................................................................2.63%
--------------------------------------------------------------------------------

Within the municipal market, investors gravitated toward bonds on the short end of the yield curve, where interest rates have declined the most. Indeed, over the six-month period, two-, three-, and four-year municipal bonds all declined by more than 50 basis points in yield. At the same time, 20- and 30-year munis declined by only 20 basis points.

DEMAND KEEPS PACE WITH RECORD ISSUANCE

Notably, 2002 was a record year for new issuance of municipal bonds. We believe this is because in the 1998 and 2000 elections, voters approved numerous bond issues. Yet states and cities waited until rates were low to bring these issues to the public, causing a rush to the market in 2002.

Demand was solid over the six-month period, allowing the flood of new issues to be readily absorbed. However, municipal bonds were so plentiful, their interest rates did not drop as much as Treasuries' rates. As a result, municipals' valuations have become very attractive relative to Treasuries. In fact, during the period, we were able to purchase muni bonds across a range of maturities at higher yields than Treasury securities. This imbalance, on top of the general flight to high-quality fixed-income investments during the period, has only increased municipal bonds' appeal. In particular, we are focusing on munis within the 10- to 15-year range, as interest rates for these securities have been virtually static over the past six months, creating especially compelling values.

STATE BUDGET DEFICITS PRESENT A CHALLENGE

Throughout the period, one concern municipal bond investors have acknowledged is the problem presented by growing state budget deficits. Although demand for revenue bonds has remained strong in the face of deficits, it has slackened with regard to general obligation bonds. Those states attempting to trim deficits using tobacco bonds have suffered the most ratings downgrades, as this action is regarded as a temporary measure that fails to adequately address the issue of overspending.

In light of this situation, we are conducting extensive credit research to avoid any downgrades. We are also focusing on essential revenue bonds, such as water and sewer bonds, which are not subject to economic constraints.

CAPITAL PRESERVATION REMAINS CHIEF GOAL

The consensus among investors at this point is that interest rates will likely rise in 2003. This, however, appears to be far from imminent. Until signs of inflation appear and worries about the stock market, the economy, and the geopolitical situation are alleviated, the Federal Reserve will likely avoid implementing any rate hikes in the near term.

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS  A & B GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class A and the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class B to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Tax-Free Bond Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.

          INVESCO Tax-Free      INVESCO Tax-Free       Lehman Municipal
          Bond Fund -           Bond Fund -            Bond
          Class A               Class B                Index(6)

4/02      $10,000               $10,000                $10,000
2/03      $10,425               $10,390                $10,982

LINE GRAPH:  INVESCO TAX-FREE BOND FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Tax-Free Bond Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.

                INVESCO Tax-Free Bond       Lehman Municipal
                Fund - Class C              Bond Index(6)

2/00            $10,000                     $10,000
2/01            $12,636                     $11,234
2/02            $13,239                     $12,002
2/03            $14,108                     $12,923

LINE GRAPH:  INVESCO TAX-FREE BOND FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/03.

                INVESCO Tax-Free Bond       Lehman Municipal
                Fund - Investor Class       Bond Index(6)

2/93            $10,000                     $10,000
2/94            $10,520                     $10,554
2/95            $10,506                     $10,752
2/96            $11,507                     $11,941
2/97            $12,053                     $12,598
2/98            $12,976                     $13,750
2/99            $13,615                     $14,596
2/00            $13,176                     $14,292
2/01            $14,782                     $16,056
2/02            $15,614                     $17,154
2/03            $16,751                     $18,470

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(6)THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]
RICHARD A. BERRY, CFA

RICHARD BERRY IS VICE PRESIDENT OF AIM CAPITAL MANAGEMENT, INC. HE IS LEAD MANAGER OF INVESCO TAX-FREE BOND FUND. HE BEGAN HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]
STEPHEN D. TURMAN, CFA

STEPHEN D. TURMAN, VICE PRESIDENT AND PORTFOLIO MANAGER OF AIM, IS THE CO-PORTFOLIO MANAGER OF INVESCO TAX-FREE BOND FUND. STEPHEN JOINED AIM IN 1985 AND MANAGES SEVERAL OTHER AIM FIXED-INCOME FUNDS. STEPHEN IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

U.S. GOVERNMENT SECURITIES FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the six-month period ended February 28, 2003, the value of U.S. Government Securities Fund-Investor Class shares rose 3.23%. This return underperformed that of the Lehman Government Long Bond Index, which gained 7.03% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

INVESTORS' RISK AVERSION SUPPORTED GOVERNMENT BONDS

Government bonds logged another strong period of performance, buoyed by several trends. For one, the economy has shown few signs of improving. And, at times, the available data suggested that the business cycle was taking one step back for each step forward. Indeed, by period end, the economy seemed to deteriorate even further as worries relating to the consideration of another conflict with Iraq shook consumer confidence.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND -
                           TOP BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/03
--------------------------------------------------------------------------------
US Treasury Notes.........................................................51.38%
Freddie Mac...............................................................19.86%
Government National Mortgage Association I & II...........................13.56%
Government National Mortgage Association I.................................4.61%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Of course, the Federal Reserve also played a role in market action, as the central bank lowered its target for the federal funds rate again during October
- - this time by a half percentage point. More clarity into the central bank's thinking about the state of business came recently from the Federal Open Market Committee, the active arm of the Fed. The committee stated, "Oil price premiums and other aspects of geopolitical risks have reportedly fostered continued restraint on spending and hiring by businesses."

Collectively, these trends, along with the persistent threat of terrorism, had investors moving away from investments believed to possess a more aggressive risk/reward profile, and into investments regarded as "safe havens." Government bonds were the primary beneficiaries of this rotation.

SHORTER DURATION AND AGENCY BONDS HURT RELATIVE PERFORMANCE

The fund benefited from the "flight to quality," but to a lesser extent than the long-term bond benchmark. The cause of the fund's performance shortfall relative to the benchmark was our decision to shorten the fund's duration, and to overweight agency bonds, in an effort to maximize yield. In particular, our underexposure to longer-dated Treasuries hindered relative performance, as those bonds were among the best performers in the government bond market. We adopted this posture early in the period, as we believed that the economy appeared to be improving modestly and that interest rates had bottomed.

THE FUND REMAINS CONSERVATIVELY POSITIONED

Going forward, the fund's average duration at period end was 3.13 years, which is less than the Lehman Government Long Bond Index at 11.29 years, but slightly greater than the Lehman U.S. Government Intermediate Index at 3.08 years. The fund is skewed toward a shorter maturity mix with an eye to safety and liquidity. The fund's mortgage-backed securities also provide attractive yield spread characteristics. This is a conservative positioning plan we believe is suited to the times. Our trading is focused to achieve value amidst a broader mix of risks, including equity market price uncertainty, a yield curve structure that we regard as expensive, and accommodating the current benign measures of inflation.

Striking a balance between these factors is a delicate task of managing the moving targets of fundamental economic measures, technical considerations, coupon yield competitiveness, and net asset value performance. Until the equity market settles into more patterned and disciplined trading, we expect yields to remain at levels heretofore not experienced by most market participants. As such, the portfolio will likely remain neutral to slightly underweight in Treasuries ahead of expectations that the economy will improve. The portfolio will remain overweight in mortgage-backed securities for income generation, a strategy that may help cushion the portfolio, should expectations of a recovery begin to squeeze Treasuries.

PIE CHART:  U.S. GOVERNMENT
            SECURITIES FUND
            ASSET DIVERSIFICATION
            AS OF 2/28/03
            [PIE CHART]

            % OF TOTAL NET ASSETS

            US Government Obligations.......51.38%
            US Government Agency
             Obligations....................38.03%
            Net Cash & Cash Equivalents.....10.59%

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS A & B GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class A(9) and the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class B to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO U.S. Government Securities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 2/28/03.

          INVESCO U.S.          INVESCO U.S.           Lehman
          Government            Government             Government
          Securities Fund       Securities Fund        Long Bond
          - Class A(9)          - Class B              Index(8)

4/02      $10,000               $10,000                $10,000
2/03      $12,888               $10,561                $12,222

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS C GROWTH OF
$10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO U.S. Government Securities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 2/28/03.

                INVESCO U.S. Government     Lehman Government
                Securities Fund             Long Bond
                - Class C                   Index(8)

2/00            $10,000                     $10,000
2/01            $11,396                     $11,750
2/02            $11,961                     $12,323
2/03            $12,905                     $14,459

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/03.

                INVESCO U.S. Government     Lehman Government
                Securities Fund             Long Bond
                - Investor Class            Index(8)

2/93            $10,000                     $10,000
2/94            $10,431                     $10,843
2/95            $10,268                     $10,753
2/96            $11,593                     $12,687
2/97            $11,999                     $13,139
2/98            $13,620                     $15,423
2/99            $14,456                     $16,586
2/00            $14,272                     $16,443
2/01            $16,268                     $19,320
2/02            $17,204                     $20,263
2/03            $18,702                     $23,775

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(8)THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(9)GROWTH OF $10,000 REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
RICHARD HINDERLIE

DICK HINDERLIE IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS BROAD-BASED EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH PORTFOLIO MANAGER DICK HINDERLIE

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]
DICK HINDERLIE IS A VICE PRESIDENT AT INVESCO FUNDS GROUP. HE MANAGES INVESCO U.S. GOVERNMENT SECURITIES FUND AND CO-MANAGES INVESCO SELECT INCOME FUND.

HOW LONG WILL BONDS RUN?

MANY BELIEVE THAT CONCERNS ABOUT THE WAR WITH IRAQ HAVE PREVENTED THE ECONOMIC RECOVERY FROM GAINING MOMENTUM. DO YOU AGREE WITH THIS ASSESSMENT, AND BELIEVE THAT THE ECONOMY WILL IMPROVE ONCE WE ACHIEVE SOME RESOLUTION ON THE IRAQI CONFLICT?

DICK HINDERLIE: Yes, the consensus is that war jitters have muddled macroeconomic prospects. Consider that the National Association of Manufacturers Survey found that 68% of companies expect the economy to rebound quickly once hostilities end. Clearly, hiring and investing have been delayed until the tension diminishes.

To understand how the economy will react once these geopolitical concerns subside, we should examine the three components of the gross domestic product
(GDP) - Consumption, Investment and Government.

Starting with the consumer, there were reasons for optimism as we entered 2003. We experienced stable-to-improving employment and favorable housing trends, which investor sentiment was strengthening. And aside from housing, health care and insurance, inflation for the consumer was not a constraining issue. But energy prices, together with the consumer turning cautious in the first quarter, represent risks to the recovery. Furthermore, the war with Iraq may hold the consumer back even more.

HOW ABOUT INVESTMENT AND GOVERNMENT?

DICK HINDERLIE: The corporate investment component of our GDP equation has not been positive in this post-bubble era. True, we're encouraged by the increased attention to corporate governance, balance sheet repair and improving creditworthiness. But we would feel better if we saw improvement in capacity utilization, inventory building, and capital spending growth. Another formidable barrier to optimism exists: the stock market. As a leading indicator for the manufacturing economy, it would be nice to see some improvement in stock market tone.

The government component of the equation is improving. Stimulative monetary policy has resulted in the lowest interest rates in a generation, and policy will likely remain accommodative until recovery takes root. The fiscal side of government, with attention to our nation's security, defense and expansive fiscal policy initiatives, could stoke the economic engine.

DOES AN IMPROVING ECONOMY RESULT IN A RISE IN INTEREST RATES? IF SO, DOES THAT MEAN THE RALLY IN BONDS IS NEARLY OVER?

DICK HINDERLIE: At the successful completion of the war, optimism for growth and productivity will likely increase. Conventional wisdom would suggest a government bond fund would come under pressure once the war uncertainty has been alleviated. But the cookie cutter response to "sell Treasuries" may not be the automatic and reasonable response. Even if we achieve some measure of clarity on Iraq, the new millennium ushered in a new world that's filled with uncertainty. I don't believe investors will price a "peace premium" into stocks anytime soon. Sources of investor uncertainty will still exist.

WHAT ARE SOME OF THESE SOURCES OF UNCERTAINTY?

DICK HINDERLIE: Perhaps the most significant sources of uncertainty are North Korea and Al Qaeda - two threats that will not likely go away simultaneously or when the conflict with Iraq is behind us.

And then there's oil. Most people expect oil prices to revert to their long-term mean in the low- to mid-$20 dollar range once the war with Iraq is resolved. If they don't, inflation and economic growth issues may assert themselves as hurdles to recovery.

And there's the outlook for monetary policy. The central bank has hinted that it might use unconventional tactics, such as pegging long-term interest rates and fixed levels of purchases of Treasury notes, in the event more stimuli is required.

Finally, corporate America is burdened with high levels of debt. Deleveraging from these high debt levels does not lend itself to expansive excitement for the economy.

So while there may be a strong sense that if we see a decisive victory in the war with Iraq there will be a swift move to higher interest rates, it's not a certainty. There continue to be several compelling arguments that bonds could continue their recent performance.

"I DON'T BELIEVE INVESTORS WILL PRICE A "PEACE PREMIUM" INTO STOCKS ANYTIME SOON. SOURCES OF INVESTOR UNCERTAINTY WILL STILL EXIST."

MARKET HEADLINES

MARKET OVERVIEW:

SEPTEMBER 2002 THROUGH FEBRUARY 2003

Uncertainty persisted during the six-month period ended February 28, 2003, as investors were fed a steady diet of unnerving developments. Early on, extreme pessimism stemming from lackluster corporate profits and the ever-present terrorist threat kept investors on their heels. Then, as the period unfolded, the Bush Administration began seeking support for an attack on Iraq, which only added to the market's anxieties.

In September, third-quarter pre-announcements of earnings shortfalls were rampant, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines. A labor dispute kept West Coast dockworkers from unloading cargo, resulting in a port lockout and mild inventory disruptions. All the while, the U.S. continued its aggressive stance toward Iraq, fueling worries that war was imminent. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

In early October, stocks declined further, breaking through the lows set in July. Then, on October 9, the market reversed course because of several stronger-than-expected corporate earnings reports. Interestingly, the month's economic data were not clearly positive. The fact that investors chose to focus on favorable developments rather than the negatives was significant, as it marked a substantial change in investor sentiment. This rediscovered optimism persisted into November, a month punctuated by a Federal Reserve interest rate cut and the mid-term elections, which resulted in a GOP-controlled Congress. Many investors embraced this news, forecasting potential tax cuts and a pro-business fiscal agenda in the months ahead.

Unfortunately, the rally stalled in December. Indeed, it was the worst December performance for the Dow Jones Industrials since 1931. A number of factors contributed to the month's decline, including lackluster holiday retail sales and surging energy prices - both of which caused investors to question whether consumer spending could remain strong going forward. Meanwhile, the dollar weakened significantly, and the 10-year Treasury's yield dipped below 4%, indicating a resurgence in risk aversion. Perhaps the biggest drain on stocks, however, was the uncertainty spawned by geopolitical concerns. In addition to continued tension between the U.S. and Iraq, the emergence of North Korea as a potential nuclear threat rattled investors.

In January, the beginning of a new year brought another rebound attempt for the stock market. The first two weeks of the month saw stocks advance sharply, particularly technology shares. A mix of encouraging economic data, notably surprisingly strong corporate profits, positive manufacturing numbers, and the third consecutive monthly improvement in the Index of Leading Economic Indicators, fueled a short-lived upturn. However, as the month progressed, the market took on an increasingly negative tone. Although disappointing fourth-quarter gross domestic product data, rising energy prices, and uninspiring corporate profit guidance deflated investor confidence, the primary impetus for the market's reversal was uncertainty surrounding Iraq.

War worries only escalated in February, the final month of the period. Although the U.S. stopped short of taking military action during the month, more U.S. troops were amassed in the Middle East, seemingly in preparation for an attack. This volatile geopolitical situation - on top of a precipitous drop in consumer confidence and a major East Coast snowstorm that dampened retail sales - kept the stock market in check throughout the month, and the six-month period ended on a low note. Indeed, until investors can better gauge the direction of the conflict with Iraq and the economy, volatility will likely persist.

INVESCO'S FAMILY OF FUNDS

NO SINGLE MUTUAL FUND CONSTITUTES AN ENTIRE SAVINGS PLAN. CONSULT YOUR FINANCIAL ADVISOR ABOUT ALLOCATING YOUR PORTFOLIO ACROSS SEVERAL FUNDS WITH DIFFERENT OBJECTIVES AND STYLES. THIS STRATEGY MAY HELP REDUCE YOUR RISK, WHILE POTENTIALLY ENHANCING YOUR RETURNS.

STOCK
Core Equity
Dynamics
Growth
Growth & Income
Mid-Cap Growth
Small Company Growth
S&P 500 Index Fund
Value Equity

BOND
High Yield
Select Income
Tax-Free Bond#
U.S. Government Securities*

COMBINATION
STOCK & BOND
Balanced
Total Return

SECTOR
Energy
Financial Services
Gold & Precious Metals
Health Sciences
Leisure
Real Estate Opportunity
Technology
Telecommunications
Utilities
Multi-Sector

ADVANTAGE
Advantage
Advantage Global Health Sciences

GLOBAL &
INTERNATIONAL
European
International Blue Chip Value

MONEY MARKET+
Cash Reserves
Tax-Free Money Fund#
U.S. Government Money Fund*
Treasurer's Money Market Reserve Fund
Treasurer's Tax-Exempt Reserve Fund#

FOR MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES, GENERAL AND FUND-SPECIFIC INVESTMENT RISKS, AND EXPENSES, CALL 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

* AN INVESTMENT IN THE FUND IS NEITHER BACKED NOR GUARANTEED BY THE U.S. GOVERNMENT.

# AN INVESTMENT IN THE FUND MAY BE SUBJECT TO STATE OR LOCAL TAXES AND THE FEDERAL ALTERNATIVE MINIMUM TAX.

+ AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

INVESTOR CLASS SHARES ARE CLOSED TO NEW INVESTORS.

[INVESCO ICON] INVESCO(R)

INVESCO Distributors, Inc.,(SM)
Distributor

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
86.12    FIXED INCOME SECURITIES - CORPORATE BONDS
0.46     AEROSPACE & DEFENSE
         L-3 Communications, Sr Sub Notes, 7.625%, 6/15/2012                                           $  1,275,000  $   1,333,969
====================================================================================================================================
0.23     AGRICULTURAL PRODUCTS
         Central Garden & Pet, Sr Sub Notes(a), 9.125%, 2/1/2013                                       $    625,000        653,125
====================================================================================================================================
0.43     AIR FREIGHT & COURIERS
         Petroleum Helicopters, Sr Notes, Series B, 9.375%, 5/1/2009                                   $  1,165,000      1,246,550
====================================================================================================================================
2.62     ALTERNATIVE CARRIERS
         Allegiance Telecom, Sr Discount Notes, Series B(b), 11.750%, 2/15/2008                        $  8,365,000      1,944,862
         Level 3 Communications, Sr Discount Step-Up Notes, Zero Coupon(c), 12/1/2008                  $  9,780,000      5,599,050
====================================================================================================================================
                                                                                                                         7,543,912
3.07     AUTO PARTS & EQUIPMENT
         American Axle & Manufacturing, Sr Sub Notes, 9.750%, 3/1/2009                                 $  1,000,000      1,082,500
         Dana Corp, Notes, 10.125%, 3/15/2010                                                          $  1,800,000      1,881,000
         Dura Operating, Sr Notes, Series B, 8.625%, 4/15/2012                                         $    830,000        813,400
         Lear Corp, Sr Notes, 7.960%, 5/15/2005                                                        $  1,000,000      1,067,500
         Metaldyne Corp, Sr Sub Notes, 11.000%, 6/15/2012                                              $  1,275,000      1,007,250
         TRW Automotive Acquisition
           Sr Notes(a), 9.375%, 2/15/2013                                                              $    800,000        816,000
           Sr Sub Notes(a), 11.000%, 2/15/2013                                                         $    500,000        515,625
         Universal Compression, Sr Discount Notes, 9.875%, 2/15/2008                                   $  1,595,000      1,668,769
====================================================================================================================================
                                                                                                                         8,852,044
2.43     BROADCASTING - RADIO/TV
         Acme Television LLC/Acme Finance, Sr Discount Notes, Series B, 10.875%, 9/30/2004             $  1,235,000      1,262,787
         Allbritton Communications, Sr Sub Notes(a), 7.750%, 12/15/2012                                $    760,000        752,400
         Gray Television, Sr Sub Notes, 9.250%, 12/15/2011                                             $  1,570,000      1,683,825
         Paxson Communications, Sr Sub Discount Step-Up Notes, Zero Coupon(c), 1/15/2009               $  1,000,000        730,000
         Sinclair Broadcast Group, Sr Sub Notes
           8.750%, 12/15/2011                                                                          $  1,690,000      1,782,950
           8.000%(a), 3/15/2012                                                                        $    775,000        793,406
====================================================================================================================================
                                                                                                                         7,005,368
1.13     BUILDING PRODUCTS
         Schuler Homes, Sr Sub Exchange Notes, 10.500%, 7/15/2011                                      $  3,000,000      3,255,000
====================================================================================================================================
5.48     CABLE & SATELLITE OPERATORS
         Adelphia Communications, Sr Notes(d)(e), 10.250%, 6/15/2011                                   $  1,750,000        735,000
         Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                                      $    925,000        277,500

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Charter Communications Holdings LLC/Charter Communications Holdings Capital
           Sr Notes, 8.250%, 4/1/2007                                                                  $  1,500,000  $     720,000
         DirecTV Holdings LLC/DirecTV Financing, Sr Notes(a), 8.375%, 3/15/2013                        $  2,000,000      2,110,000
         EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                                                     $  1,500,000      1,605,000
         Renaissance Media Group LLC/Renaissance Media Capital, Sr Discount Step-Up Notes
           Zero Coupon(c), 4/15/2008                                                                   $  3,498,000      3,078,240
         Star Choice Communications, Sr Secured Notes, 13.000%, 12/15/2005                             $  7,300,000      7,263,500
====================================================================================================================================
                                                                                                                        15,789,240
7.24     CASINOS & GAMING
         Argosy Gaming, Sr Sub Notes
           10.750%, 6/1/2009                                                                           $  2,000,000      2,157,500
           9.000%, 9/1/2011                                                                            $  1,900,000      1,987,875
         Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010                            $    785,000        820,325
         Hollywood Casino, Sr Secured Notes, 11.250%, 5/1/2007                                         $  3,200,000      3,408,000
         Hollywood Park/Hollywood Park Operating, Sr Sub Notes, Series B, 9.500%, 8/1/2007             $  1,710,000      1,521,900
         Mandalay Resort Group
           Sr Notes, 9.500%, 8/1/2008                                                                  $  1,000,000      1,090,000
           Sr Sub Notes, 9.375%, 2/15/2010                                                             $  1,500,000      1,552,500
         Park Place Entertainment, Sr Sub Notes
           8.125%, 5/15/2011                                                                           $  3,615,000      3,633,075
           7.875%, 12/15/2005                                                                          $  1,150,000      1,168,688
         Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                               $  2,230,000      2,363,800
         Resorts International Hotel & Casino, 1st Mortgage Notes, 11.500%, 3/15/2009                  $  1,350,000      1,167,750
====================================================================================================================================
                                                                                                                        20,871,413
0.41     CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
         Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                                   $  1,260,000      1,197,000
====================================================================================================================================
1.91     DISTRIBUTORS
         Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr Notes, 8.750%, 6/15/2012               $  1,935,000      2,022,075
         Herbalife International, Sr Sub Notes, Series B, 11.750%, 7/15/2010                           $    425,000        452,625
         National Waterworks, Sr Sub Notes(a), 10.500%, 12/1/2012                                      $  1,180,000      1,250,800
         United Auto Group, Sr Sub Notes(a), 9.625%, 3/15/2012                                         $  1,850,000      1,780,625
====================================================================================================================================
                                                                                                                         5,506,125
1.44     DIVERSIFIED CHEMICALS
         FMC Corp, Sr Secured Notes(a), 10.250%, 11/1/2009                                             $    785,000        836,025
         Huntsman International LLC, Sr Notes, 9.875%, 3/1/2009                                        $  1,250,000      1,278,125
         Johnson Diversey, Sr Sub Notes, Series B, 9.625%, 5/15/2012                                   $  1,000,000      1,065,000
         Lyondell Chemical, Sr Secured Notes, Series B, 9.875%, 5/1/2007                               $  1,000,000        965,000
====================================================================================================================================
                                                                                                                         4,144,150
0.29     DIVERSIFIED COMMERCIAL SERVICES
         Pierce Leahy Command, Sr Notes, 8.125%, 5/15/2008                                             $    825,000        833,250
====================================================================================================================================
1.89     DIVERSIFIED FINANCIAL SERVICES
         Madison River Capital LLC/Madison River Finance, Sr Notes, Series B, 13.250%, 3/1/2010        $  6,500,000      4,420,000
         Qwest Services, Sr Sub Secured Notes(a), 13.000%, 12/15/2007                                  $  1,000,000      1,037,500
====================================================================================================================================
                                                                                                                         5,457,500
3.27     ELECTRIC UTILITIES
         Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023                           $  1,840,000      1,838,995
         Mission Energy Holdings, Sr Secured Notes, 13.500%, 7/15/2008                                 $  2,385,000        667,800
         Nevada Power, General & Refunding Mortgage Notes(a), Series E, 10.875%, 10/15/2009            $    625,000        646,875

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005                                   $  5,375,000  $   6,261,966
====================================================================================================================================
                                                                                                                         9,415,636
0.72     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Fisher Scientific International, Sr Sub Notes(a), 8.125%, 5/1/2012                            $  1,000,000      1,057,500
         PerkinElmer Inc, Sr Sub Notes(a), 8.875%, 1/15/2013                                           $  1,000,000      1,020,000
====================================================================================================================================
                                                                                                                         2,077,500
1.31     ENVIRONMENTAL SERVICES
         Allied Waste North America, Sr Notes
           9.250%(a), 9/1/2012                                                                         $  1,000,000      1,045,000
           Series B, 8.875%, 4/1/2008                                                                  $    850,000        886,125
         IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                                                   $    515,000        496,975
         Synagro Technologies, Sr Sub Notes, 9.500%, 4/1/2009                                          $  1,280,000      1,356,800
====================================================================================================================================
                                                                                                                         3,784,900
0.87     FOOD DISTRIBUTORS
         Fleming Cos, Sr Notes, 9.250%, 6/15/2010                                                      $  1,110,000        616,050
         Roundy's Inc, Sr Sub Notes
           8.875%(a), 6/15/2012                                                                        $    670,000        656,600
           Series B, 8.875%, 6/15/2012                                                                 $  1,275,000      1,249,500
====================================================================================================================================
                                                                                                                         2,522,150
0.55     HEALTH CARE EQUIPMENT
         Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010                                      $  1,560,000      1,595,100
====================================================================================================================================
2.82     HEALTH CARE FACILITIES
         Alderwoods Group, Notes, 12.250%, 1/2/2009                                                    $  2,140,000      1,926,000
         Extendicare Health Services, Sr Notes, 9.500%, 7/1/2010                                       $  2,145,000      2,005,575
         Hanger Orthopedic Group, Sr Notes, 10.375%, 2/15/2009                                         $  1,000,000      1,067,500
         HEALTHSOUTH Corp, Sr Notes, 7.625%, 6/1/2012                                                  $  1,165,000        949,475
         United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011                          $  2,100,000      2,184,000
====================================================================================================================================
                                                                                                                         8,132,550
0.73     HOMEBUILDING
         Ryland Group
           Sr Notes, 9.750%, 9/1/2010                                                                  $    815,000        912,800
           Sr Sub Notes, 8.250%, 4/1/2008                                                              $    150,000        154,500
         Standard Pacific, Sr Notes, 8.500%, 4/1/2009                                                  $  1,000,000      1,035,000
====================================================================================================================================
                                                                                                                         2,102,300
1.45     HOTELS & RESORTS
         Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                                       $  1,000,000        985,000
         John Q Hammons Hotels LP/John Q Hammons Hotels Finance III
           1st Mortgage Notes, Series B, 8.875%, 5/15/2012                                             $  1,580,000      1,564,200
         Premier Parks, Sr Discount Step-Up Notes, Zero Coupon(c), 4/1/2008                            $    100,000         95,000
         Wynn Las Vegas LLC/Wynn Las Vegas Capital, 2nd Mortgage Notes, 12.000%, 11/1/2010             $  1,525,000      1,532,625
====================================================================================================================================
                                                                                                                         4,176,825
0.14     INDUSTRIAL MACHINERY
         Rexnord Corp, Sr Sub Notes(a), 10.125%, 12/15/2012                                            $    395,000        411,788
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
0.89     INTEGRATED OIL & GAS
         El Paso Energy Partners LP/El Paso Energy Partners Finance, Sr Sub Notes
           10.625%(a), 12/1/2012                                                                       $  1,140,000  $   1,214,100
           Series B, 8.500%, 6/1/2011                                                                  $  1,415,000      1,365,475
====================================================================================================================================
                                                                                                                         2,579,575
6.41     INTEGRATED TELECOMMUNICATION SERVICES
         Block Communications, Sr Sub Notes, 9.250%, 4/15/2009                                         $  2,250,000      2,362,500
         CFW Communications, Sr Notes(d), 13.000%, 8/15/2010                                           $  7,250,000      2,030,000
         COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                                $  4,873,000      3,411,100
         Crown Castle International, Sr Notes, 9.375%, 8/1/2011                                        $  4,500,000      3,645,000
         GCI Inc, Sr Notes, 9.750%, 8/1/2007                                                           $  1,660,000      1,527,200
         MetroNet Communications, Sr Discount Step-Up Notes(b)(e), Zero Coupon(c), 6/15/2008           $  3,280,000        615,000
         US WEST Communications, Notes
           7.200%, 11/1/2004                                                                           $  3,515,000      3,488,638
           5.650%, 11/1/2004                                                                           $  1,500,000      1,417,500
====================================================================================================================================
                                                                                                                        18,496,938
1.71     LEISURE FACILITIES
         Intrawest Corp
           Sr Exchange Notes, 10.500%, 2/1/2010                                                        $    405,000        423,225
           Sr Notes, 9.750%, 8/15/2008                                                                 $  1,250,000      1,262,500
         Regal Cinemas, Sr Sub Notes, Series B, 9.375%, 2/1/2012                                       $  1,175,000      1,257,250
         Six Flags, Sr Notes, 8.875%, 2/1/2010                                                         $  2,200,000      1,980,000
====================================================================================================================================
                                                                                                                         4,922,975
0.39     MANAGED HEALTH CARE
         Rotech Healthcare, Sr Sub Notes(a), 9.500%, 4/1/2012                                          $  1,150,000      1,132,750
====================================================================================================================================
2.16     METAL & GLASS CONTAINERS
         Anchor Glass Container, Sr Secured Notes(a), 11.000%, 2/15/2013                               $  1,665,000      1,660,837
         BWAY Corp, Sr Sub Notes(a), 10.000%, 10/15/2010                                               $    800,000        836,000
         Crown European Holdings SA, Sr Secured Notes(a)
           10.875%, 3/1/2013                                                                           $  1,000,000      1,007,500
           9.500%, 3/1/2011                                                                            $  2,720,000      2,720,000
====================================================================================================================================
                                                                                                                         6,224,337
1.40     MOVIES & ENTERTAINMENT
         AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                                             $  4,040,000      3,878,400
         Cinemark USA, Sr Sub Notes(a), 9.000%, 2/1/2013                                               $    160,000        165,600
====================================================================================================================================
                                                                                                                         4,044,000
1.98     MULTI-UTILITIES
         AES Corp, Sr Secured Notes(a), 10.000%, 7/15/2005                                             $  1,950,000      1,940,250
         Aquila Inc, Sr Notes(a), 14.875%(f), 7/1/2012                                                 $  1,425,000      1,054,500
         Utilicorp United, Sr Notes
           9.950%(f), 2/1/2011                                                                         $    345,000        225,975
           6.875%, 10/1/2004                                                                           $    850,000        629,000
         Western Resources, Notes, 6.250%, 8/15/2018                                                   $  1,850,000      1,866,188
====================================================================================================================================
                                                                                                                         5,715,913
0.41     NATURAL GAS PIPELINES
         Northwest Pipeline, Sr Notes(a), 8.125%, 3/1/2010                                             $    630,000        645,750

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Plains All American Pipeline LP/Plains All American Pipeline Finance
           Sr Notes, 7.750%, 10/15/2012                                                                $    495,000  $     527,175
====================================================================================================================================
                                                                                                                         1,172,925
2.31     OIL & GAS DRILLING
         Pride International, Sr Notes, 10.000%, 6/1/2009                                              $  5,000,000      5,425,000
         Westport Resources, Sr Sub Notes(a), 8.250%, 11/1/2011                                        $  1,165,000      1,226,163
====================================================================================================================================
                                                                                                                         6,651,163
2.13     OIL & GAS EQUIPMENT & SERVICES
         Grant Prideco, Sr Notes
           9.000%(a), 12/15/2009                                                                       $    790,000        829,500
           Series B, 9.625%, 12/1/2007                                                                 $  1,475,000      1,574,563
         Gulfmark Offshore, Sr Notes, 8.750%, 6/1/2008                                                 $  3,600,000      3,726,000
====================================================================================================================================
                                                                                                                         6,130,063
3.87     OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
         Chesapeake Energy, Sr Notes, Series B, 8.500%, 3/15/2012                                      $  1,040,000      1,089,400
         Comstock Resources, Sr Notes, 11.250%, 5/1/2007                                               $  2,000,000      2,140,000
         Forest Oil, Sr Notes, 8.000%, 6/15/2008                                                       $  2,995,000      3,107,313
         Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005                                       $  2,550,000      2,742,930
         Vintage Petroleum
           Sr Notes, 8.250%, 5/1/2012                                                                  $  1,685,000      1,777,675
           Sr Sub Notes, 9.000%, 12/15/2005                                                            $    300,000        303,000
====================================================================================================================================
                                                                                                                        11,160,318
1.87     OIL & GAS REFINING & MARKETING
         CITGO Petroleum, Sr Notes(a), 11.375%, 2/1/2011                                               $    860,000        864,300
         Premcor Refining Group, Sr Notes(a)
           9.500%, 2/1/2013                                                                            $  1,665,000      1,739,925
           9.250%, 2/1/2010                                                                            $    835,000        872,575
         Tesoro Petroleum, Sr Sub Notes, 9.625%, 4/1/2012                                              $  2,350,000      1,903,500
====================================================================================================================================
                                                                                                                         5,380,300
0.54     PACKAGED FOODS & MEATS
         Del Monte, Sr Sub Notes(a), 8.625%, 12/15/2012                                                $    780,000        799,500
         Doane Pet Care, Sr Notes(a), 10.750%, 3/1/2010                                                $    750,000        757,500
====================================================================================================================================
                                                                                                                         1,557,000
1.19     PAPER PACKAGING
         Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                                  $  1,490,000      1,646,450
         Graphic Packaging, Sr Sub Notes, 8.625%, 2/15/2012                                            $  1,700,000      1,793,500
====================================================================================================================================
                                                                                                                         3,439,950
2.67     PAPER PRODUCTS
         Bear Island Paper LLC/Bear Island Finance II, Sr Secured Notes, Series B, 10.000%, 12/1/2007  $  2,300,000      1,920,500
         Cascades Inc, Sr Notes(a), 7.250%, 2/15/2013                                                  $  1,595,000      1,634,875
         Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                                           $  1,625,000      1,641,250
         Jefferson Smurfit, Sr Notes, 8.250%, 10/1/2012                                                $    850,000        890,375
         MDP Acquisitions PLC, Sr Notes(a), 9.625%, 10/1/2012                                          $  1,565,000      1,619,775
====================================================================================================================================
                                                                                                                         7,706,775
1.30     PHARMACEUTICALS
         aaiPharma Inc, Sr Sub Notes, 11.000%, 4/1/2010                                                $  2,550,000      2,703,000

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         AmerisourceBergen Corp, Sr Notes(a), 7.250%, 11/15/2012                                       $  1,000,000  $   1,040,000
====================================================================================================================================
                                                                                                                         3,743,000
3.54     PUBLISHING & PRINTING
         American Media, Sr Sub Notes(a), 8.875%, 1/15/2011                                            $  1,245,000      1,310,362
         Dex Media East LLC/Dex Media East Finance
           Sr Notes(a), 9.875%, 11/15/2009                                                             $  1,175,000      1,269,000
           Sr Sub Notes(a), 12.125%, 11/15/2012                                                        $    400,000        448,000
         Hollinger International Publishing, Sr Notes(a), 9.000%, 12/15/2010                           $    815,000        851,675
         Houghton Mifflin, Sr Notes(a), 8.250%, 2/1/2011                                               $  1,665,000      1,731,600
         Mail-Well I, Sr Notes, 9.625%, 3/15/2012                                                      $  2,275,000      2,172,625
         Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                                                $  1,000,000      1,005,000
         Primedia Inc, Sr Notes, 10.250%, 6/1/2004                                                     $  1,000,000      1,001,250
         Sun Media, Sr Notes(a), 7.625%, 2/15/2013                                                     $    400,000        409,000
====================================================================================================================================
                                                                                                                        10,198,512
0.56     REAL ESTATE INVESTMENT TRUSTS
         Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                                   $  1,525,000      1,608,875
====================================================================================================================================
0.37     REAL ESTATE MANAGEMENT & DEVELOPMENT
         Corrections Corp of America, Sr Notes, 9.875%, 5/1/2009                                       $  1,000,000      1,075,000
====================================================================================================================================
0.15     SOFT DRINKS
         Cott Beverages, Sr Sub Notes, Series B, 8.000%, 12/15/2011                                    $    400,000        421,000
====================================================================================================================================
1.00     SPECIALTY CHEMICALS
         IMC Global, Sr Notes, Series B, 11.250%, 6/1/2011                                             $  1,450,000      1,518,875
         Millennium America, Sr Notes, 9.250%, 6/15/2008                                               $  1,285,000      1,355,675
====================================================================================================================================
                                                                                                                         2,874,550
2.36     SPECIALTY STORES
         Cole National Group, Sr Sub Notes, 8.875%, 5/15/2012                                          $    900,000        828,000
         Hollywood Entertainment, Sr Sub Notes, 9.625%, 3/15/2011                                      $    780,000        791,700
         Sonic Automotive, Sr Sub Notes, Series D, 11.000%, 8/1/2008                                   $    400,000        420,000
         United Rentals, Sr Sub Notes, Series B, 8.800%, 8/15/2008                                     $  6,035,000      4,767,650
====================================================================================================================================
                                                                                                                         6,807,350
1.56     STEEL
         Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                                                   $  1,550,000      1,612,000
         Steel Dynamics, Sr Notes, 9.500%, 3/15/2009                                                   $  2,765,000      2,889,425
====================================================================================================================================
                                                                                                                         4,501,425
0.86     TEXTILES
         Collins & Aikman Floorcoverings, Sr Sub Notes, Series B, 9.750%, 2/15/2010                    $    900,000        877,500
         Simmons Co, Sr Sub Notes, Series B, 10.250%, 3/15/2009                                        $  1,500,000      1,608,750
====================================================================================================================================
                                                                                                                         2,486,250
3.60     WIRELESS TELECOMMUNICATION SERVICES
         Nextel Communications, Sr Serial Redeemable Notes
           9.500%, 2/1/2011                                                                            $    800,000        804,000
           9.375%, 11/15/2009                                                                          $  2,305,000      2,316,525
         NII Holdings Ltd, Sr Secured Discount Step-Up Notes, Zero Coupon(c), 11/1/2009                $  1,012,189        779,386
         Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010                                               $  3,425,000      2,466,000
         Triton PCS, Sr Sub Discount Step-Up Notes, Zero Coupon(c), 5/1/2008                           $     40,000         34,800
         UbiquiTel Operating, Sr Sub Discount Step-Up Notes, Zero Coupon(c), 5/15/2010                 $    950,000        209,000
         US Unwired, Sr Sub Discount Step-Up Notes, Series B, Zero Coupon(c), 11/1/2009                $  4,575,000        457,500

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                                           $  2,999,000  $   3,298,900
====================================================================================================================================
                                                                                                                        10,366,111
         TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $262,407,317)                                                   248,304,450
====================================================================================================================================
1.15     COMMON STOCKS, RIGHTS & WARRANTS
0.32     BROADCASTING - RADIO/TV
         NTL Inc(g)                                                                                          91,503        916,860
         XM Satellite Radio Warrants(a)(g) (Exp 2010)                                                         3,750            375
====================================================================================================================================
                                                                                                                           917,235
0.05     INTEGRATED TELECOMMUNICATION SERVICES
         Focal Communications(g)                                                                            132,775          6,639
         McLeodUSA Inc Class A Warrants(e)(g) (Exp 2007)                                                    117,164         25,776
         Ntelos Inc Warrants(a)(g) (Exp 2010)                                                                16,500              1
         XO Communications(g)                                                                                34,072        100,512
         XO Communications Rights(g) (to purchase cmn shrs)                                              36,140,000             36
====================================================================================================================================
                                                                                                                           132,964
0.00     INTERNET SOFTWARE & SERVICES
         Wam!Net Warrants(a)(g) (Exp 2005)                                                                   17,100            171
====================================================================================================================================
0.78     WIRELESS TELECOMMUNICATION SERVICES
         NII Holdings Class B Shrs(g)                                                                       109,549      2,256,709
====================================================================================================================================
         TOTAL COMMON STOCKS, RIGHTS & WARRANTS (COST $12,788,163)                                                       3,307,079
====================================================================================================================================
3.65     PREFERRED STOCKS
0.20     BROADCASTING - RADIO/TV
         Cumulus Media, Exchangeable Pfd, Series A Shrs(h), 13.750%                                             500        560,000
====================================================================================================================================
0.06     INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc, Pfd, Series A Shrs(e)(g), 2.500%                                                     52,873        177,653
====================================================================================================================================
1.27     MOVIES & ENTERTAINMENT
         CSC Holdings
           Conv Pfd, Series H, 11.750%                                                                       18,000      1,854,000
           Pfd, Series M Shrs, 11.125%                                                                       17,750      1,819,375
====================================================================================================================================
                                                                                                                         3,673,375
2.12     WIRELESS TELECOMMUNICATION SERVICES
         Nextel Communications, Exchangeable Pfd, Series E Shrs, 11.125%                                      5,998      6,117,960
====================================================================================================================================
         TOTAL PREFERRED STOCKS (COST $7,980,073)                                                                       10,528,988
====================================================================================================================================
1.04     OTHER SECURITIES
0.68     ELECTRIC UTILITIES
         Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(i),
           2.500%, 2/15/2030 (Each shr exchangeable for 2.5 shrs McLeodUSA Inc(e) Cmn Stk)                   76,000      1,976,000
====================================================================================================================================
0.36     WIRELESS TELECOMMUNICATION SERVICES
         American Tower Escrow, Units(a)(Each unit consists of one $1,000 Face Amount Sr Sub
           Discount Step-Up Note, Zero Coupon(c), 8/1/2008 and 1 Wrnt to purchase 14.0953 shrs
           of Cmn Stk)                                                                                        1,670      1,027,050
====================================================================================================================================
         TOTAL OTHER SECURITIES (AMORTIZED COST $5,905,615)                                                              3,003,050
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
5.59     SHORT-TERM INVESTMENTS
1.93     CORPORATE BONDS
1.08     CABLE & SATELLITE OPERATORS
         TCI Communications, Sr Notes, 6.375%, 5/1/2003                                                $  3,100,000  $   3,122,602
====================================================================================================================================
0.27     ELECTRIC UTILITIES
         CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                                             $    825,000        779,625
====================================================================================================================================
0.58     HEALTH CARE FACILITIES
         HEALTHSOUTH Corp, Conv Sub Deb, 3.250%, 4/1/2003                                              $  1,670,000      1,661,650
====================================================================================================================================
           TOTAL CORPORATE BONDS (Amortized Cost $5,475,212)                                                             5,563,877
====================================================================================================================================
3.47     COMMERCIAL PAPER - MULTI-LINE INSURANCE
         AIG Funding, 1.320%, 3/3/2003 (Cost $10,000,000)                                              $ 10,000,000     10,000,000
====================================================================================================================================
0.19     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 2/28/2003 due 3/3/2003 at 1.300%, repurchased at $558,060 (Collateralized by Federal Home Loan Bank, Bonds,
           due 3/8/2004 at 1.425%, value $570,553)(Cost $558,000)                                      $    558,000        558,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $16,033,212)                                                      16,121,877
====================================================================================================================================
97.55    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $305,114,380)                                                                               281,265,444
====================================================================================================================================
2.45     OTHER ASSETS LESS LIABILITIES                                                                                   7,062,741
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 288,328,185
====================================================================================================================================

SELECT INCOME FUND
84.49    FIXED INCOME SECURITIES
11.94    US GOVERNMENT OBLIGATIONS
         US Treasury Notes
           5.750%, 8/15/2010                                                                           $  5,000,000  $   5,791,990
           4.000%, 11/15/2012                                                                          $ 28,500,000     29,233,647
====================================================================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $33,500,063)                                                 35,025,637
====================================================================================================================================
20.12    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae, Gtd Mortgage Pass-Through Certificates, 5.000%, 1/1/2017                          $  9,198,692      9,494,413
         Freddie Mac, Gold, Participation Certificates
           6.000%, 2/1/2017                                                                            $ 12,590,955     13,210,628
           5.500%, 12/1/2016                                                                           $ 15,207,313     15,869,996
         Government National Mortgage Association I, Platinum Collateral, 5.000%, 11/15/2017           $ 19,661,513     20,445,757
====================================================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $57,220,303)                                          59,020,794
====================================================================================================================================
0.27     ASSET-BACKED SECURITIES - AIRLINES
         Delta Air Lines, Pass-Thru Certificates, Series 2002-1, Class C, 7.779%, 1/2/2012
           (Cost $967,998)                                                                             $    967,997        781,331
====================================================================================================================================
52.16    CORPORATE BONDS
1.97     AUTOMOBILE MANUFACTURERS
         DaimlerChrysler, North America Holding, Notes, 4.750%, 1/15/2008                              $  1,600,000      1,630,498
         Ford Motor Credit, Global Landmark Securities, 7.250%, 10/25/2011                             $  2,260,000      2,171,451
         General Motors Acceptance, Notes, 7.000%, 2/1/2012                                            $  1,975,000      1,989,980
====================================================================================================================================
                                                                                                                         5,791,929

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
1.24     BANKS
         HSBC Holdings PLC, Sub Notes, 5.250%, 12/12/2012                                              $  1,400,000  $   1,456,526
         Washington Mutual, Sr Notes, 4.375%, 1/15/2008                                                $    455,000        476,805
         Washington Mutual Bank, Global Medium-Term Sr Bank Notes, 5.500%, 1/15/2013                   $  1,600,000      1,694,730
====================================================================================================================================
                                                                                                                         3,628,061
1.09     BROADCASTING - RADIO/TV
         Clear Channel Communications, Sr Notes, 6.000%, 11/1/2006                                     $  2,500,000      2,687,690
         Sinclair Broadcast Group, Sr Sub Notes, 8.750%, 12/15/2011                                    $    475,000        501,125
====================================================================================================================================
                                                                                                                         3,188,815
0.76     CABLE & SATELLITE OPERATORS
         Adelphia Communications, Sr Notes(d)(e), Series B, 9.250%, 10/1/2049                          $    850,000        357,000
         Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                                      $    900,000        270,000
         EchoStar DBS, Sr Notes, 9.125%, 1/15/2009                                                     $  1,500,000      1,605,000
====================================================================================================================================
                                                                                                                         2,232,000
1.08     CASINOS & GAMING
         Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                                 $  1,545,000      1,616,456
         Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                               $  1,475,000      1,563,500
====================================================================================================================================
                                                                                                                         3,179,956
0.47     CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY TRUCKS
         Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                                   $  1,465,000      1,391,750
====================================================================================================================================
1.12     CONSUMER FINANCE
         Household Finance, Notes
           6.375%, 11/27/2012                                                                          $    980,000      1,072,830
           5.750%, 1/30/2007                                                                           $  1,150,000      1,236,795
           4.625%, 1/15/2008                                                                           $    950,000        981,166
====================================================================================================================================
                                                                                                                         3,290,791
0.85     DIVERSIFIED FINANCIAL SERVICES
         American General Finance, Medium-Term Sr Notes, Series G, 5.375%, 10/1/2012                   $    800,000        830,560
         CIT Group, Sr Notes, 5.750%, 9/25/2007                                                        $  1,582,000      1,656,768
====================================================================================================================================
                                                                                                                         2,487,328
18.38    ELECTRIC UTILITIES
         Cleveland Electric Illuminating
           1st Mortgage Notes, Series B, 9.500%, 5/15/2005                                             $  2,252,000      2,271,297
           Secured Notes(a), Series D, 7.880%, 11/1/2017                                               $  1,925,000      2,348,766
         Commonwealth Edison, 1st Mortgage Notes, Series 83, 8.000%, 5/15/2008                         $  2,100,000      2,553,749
         Consumers Energy, 1st & Refunding Mortgage Notes, 7.375%, 9/15/2023                           $  4,060,000      4,057,783
         Duquesne Light, 1st Collateral Trust Notes, 7.550%, 6/15/2025                                 $  5,580,000      5,797,525
         El Paso Electric, 1st Mortgage Notes, Series D, 8.900%, 2/1/2006                              $  4,755,000      5,194,990
         Niagara Mohawk Power, 1st Mortgage Notes, 9.750%, 11/1/2005                                   $  4,232,000      4,930,352
         Pacific Gas & Electric, 1st & Refunding Mortgage Notes, Series 92D, 8.250%, 11/1/2022         $  2,223,000      2,161,867
         Pennsylvania Power, 1st Mortgage Notes, 8.500%, 7/15/2022                                     $  2,000,000      2,096,572
         Potomac Edison, 1st Mortgage Notes, 8.000%, 12/1/2022                                         $  2,200,000      2,161,518
         Public Service of New Mexico, Sr Notes
           Series A, 7.100%, 8/1/2005                                                                  $ 11,375,000     11,734,973
           Series B, 7.500%, 8/1/2018                                                                  $  1,000,000        972,055
         Texas Utilities Electric
           1st Mortgage Notes, 8.750%, 11/1/2023                                                       $  5,000,000      5,200,500
           1st Mortgage & Collateral Trust Notes,7.625%, 7/1/2025                                      $    348,000        360,817

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Toledo Edison, Secured Medium-Term Notes, 9.220%, 12/15/2021                                  $  1,975,000  $   2,065,283
====================================================================================================================================
                                                                                                                        53,908,047
0.32     ENVIRONMENTAL SERVICES
         Allied Waste North America, Sr Notes(a), 9.250%, 9/1/2012                                     $    575,000        600,875
         IESI Corp, Sr Sub Notes, 10.250%, 6/15/2012                                                   $    360,000        347,400
====================================================================================================================================
                                                                                                                           948,275
0.10     FOOD DISTRIBUTORS
         Fleming Cos, Sr Notes, 9.250%, 6/15/2010                                                      $    530,000        294,150
====================================================================================================================================
0.73     GAS UTILITIES
         Consolidated Natural Gas, Sr Notes, Series B, 5.375%, 11/1/2006                               $  1,980,000      2,128,401
====================================================================================================================================
0.33     HEALTH CARE EQUIPMENT
         Advanced Medical Optics, Sr Sub Notes, 9.250%, 7/15/2010                                      $    950,000        971,375
====================================================================================================================================
1.14     HEALTH CARE FACILITIES
         Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                                                  $    815,000        788,512
         United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011                          $  2,450,000      2,548,000
====================================================================================================================================
                                                                                                                         3,336,512
0.18     HOMEBUILDING
         Ryland Group, Sr Notes, 9.750%, 9/1/2010                                                      $    485,000        543,200
====================================================================================================================================
0.44     INDUSTRIAL GASES
         Praxair Inc, Notes, 4.750%, 7/15/2007                                                         $  1,225,000      1,289,553
====================================================================================================================================
1.11     INTEGRATED OIL & GAS
         Marathon Oil, Notes, 5.375%, 6/1/2007                                                         $  1,000,000      1,060,262
         Texaco Capital, Notes, 5.500%, 1/15/2009                                                      $  2,000,000      2,203,454
====================================================================================================================================
                                                                                                                         3,263,716
5.72     INTEGRATED TELECOMMUNICATION SERVICES
         COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                                $  2,070,000      1,449,000
         MetroNet Communications, Sr Discount Step-Up Notes(b)(e), Zero Coupon(c), 6/15/2008           $  3,335,000        625,313
         Sprint Capital, Notes, 7.625%, 1/30/2011                                                      $  4,675,000      4,534,750
         US WEST Communications, Notes, 5.650%, 11/1/2004                                              $  7,125,000      6,733,125
         Verizon Global Funding, Notes, 6.875%, 6/15/2012                                              $  1,640,000      1,874,135
         Verizon Maryland, Deb, Series A, 6.125%, 3/1/2012                                             $  1,410,000      1,556,251
====================================================================================================================================
                                                                                                                        16,772,574
0.35     METAL & GLASS CONTAINERS
         Crown European Holdings SA, Sr Secured Notes(a), 9.500%, 3/1/2011                             $  1,025,000      1,025,000
====================================================================================================================================
0.29     MOVIES & ENTERTAINMENT
         AOL Time Warner, Notes
           6.875%, 5/1/2012                                                                            $    400,000        421,832
           6.750%, 4/15/2011                                                                           $    400,000        419,090
====================================================================================================================================
                                                                                                                           840,922
3.09     MULTI-UTILITIES
         AES Corp, Sr Secured Notes(a), 10.000%, 7/15/2005                                             $  2,040,000      2,029,800
         Aquila Inc, Sr Notes(a), 14.875%(f), 7/1/2012                                                 $  1,595,000      1,180,300
         Avista Corp, 1st Mortgage, 7.750%, 1/1/2007                                                   $  3,000,000      3,248,811

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Utilicorp United, Sr Notes
           9.950%(f), 2/1/2011                                                                         $    355,000   $    232,525
           6.875%, 10/1/2004                                                                           $    545,000        403,300
         Western Resources, Sr Notes, 7.125%, 8/1/2009                                                 $  2,194,000      1,974,600
====================================================================================================================================
                                                                                                                         9,069,336
0.11     NATURAL GAS PIPELINES
         Plains All American Pipeline LP/Plains All American Finance, Sr Notes, 7.750%, 10/15/2012     $    300,000        319,500
====================================================================================================================================
1.27     OIL & GAS EXPLORATION, PRODUCTION & TRANSPORTATION
         Parker & Parsley Petroleum, Sr Notes, 8.250%, 8/15/2007                                       $  1,665,000      1,831,602
         Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                                 $  1,800,000      1,899,000
====================================================================================================================================
                                                                                                                         3,730,602
0.15     OIL & GAS REFINING & MARKETING
         CITGO Petroleum, Sr Notes(a), 11.375%, 2/1/2011                                               $    450,000        452,250
====================================================================================================================================
1.74     PAPER PACKAGING
         Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                                  $    790,000        872,950
         Chesapeake Corp, Deb, 7.200%, 3/15/2005                                                       $  4,400,000      4,224,000
====================================================================================================================================
                                                                                                                         5,096,950
1.09     PAPER PRODUCTS
         Abitibi-Consolidated Inc, Notes, 6.950%, 4/1/2008                                             $  1,500,000      1,552,076
         Georgia-Pacific Corp, Sr Notes(a), 9.375%, 2/1/2013                                           $  1,625,000      1,641,250
====================================================================================================================================
                                                                                                                         3,193,326
0.20     PHARMACEUTICALS
         AmerisourceBergen Corp, Sr Notes(a), 7.250%, 11/15/2012                                       $    575,000        598,000
====================================================================================================================================
1.11     PUBLISHING & PRINTING
         Mail-Well I, Sr Notes, 9.625%, 3/15/2012                                                      $  2,740,000      2,616,700
         Nebraska Book, Sr Sub Notes, 8.750%, 2/15/2008                                                $    625,000        628,125
====================================================================================================================================
                                                                                                                         3,244,825
0.93     RAILROADS
         Burlington Northern Santa Fe, Notes, 6.125%, 3/15/2009                                        $  1,205,000      1,362,019
         Union Pacific, Notes, 6.650%, 1/15/2011                                                       $  1,205,000      1,373,713
====================================================================================================================================
                                                                                                                         2,735,732
0.66     REAL ESTATE INVESTMENT TRUSTS
         Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                                   $  1,825,000      1,925,375
====================================================================================================================================
0.70     SOFT DRINKS
         Coca-Cola Enterprises, Notes, 4.375%, 9/15/2009                                               $  1,570,000      1,627,735
         Cott Beverages, Sr Sub Notes, Series B, 8.000%, 12/15/2011                                    $    400,000        421,000
====================================================================================================================================
                                                                                                                         2,048,735
0.52     SPECIALTY CHEMICALS
         IMC Global, Sr Notes, Series B, 11.250%, 6/1/2011                                             $  1,450,000      1,518,875
====================================================================================================================================
0.35     STEEL
         Jarden Corp, Sr Sub Notes, 9.750%, 5/1/2012                                                   $    985,000      1,024,400
====================================================================================================================================
2.57     WIRELESS TELECOMMUNICATION SERVICES
         AT&T Wireless Services, Sr Notes
           8.125%, 5/1/2012                                                                            $  1,330,000      1,429,750
           6.875%, 4/18/2005                                                                           $  1,500,000      1,590,000

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Nextel Communications, Sr Serial Redeemable Notes, 9.375%, 11/15/2009                         $  1,205,000 $    1,211,025
         VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                                           $  3,000,000      3,300,000
====================================================================================================================================
                                                                                                                         7,530,775
           TOTAL CORPORATE BONDS (AMORTIZED COST $152,720,440)                                                         153,001,036
====================================================================================================================================
         TOTAL FIXED INCOME SECURITIES (Amortized Cost $244,408,804)                                                   247,828,798
====================================================================================================================================
0.01     COMMON STOCKS, RIGHTS & WARRANTS - INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc Class A Warrants(e)(g) (Exp 2007)                                                     17,844          3,926
         Ntelos Inc Warrants(a)(g)(Exp 2010)                                                                  3,750              0
         XO Communications(g)                                                                                 4,863         14,346
         XO Communications Rights(g) (to purchase cmn shrs)                                               4,915,000              5
====================================================================================================================================
         TOTAL COMMON STOCKS, RIGHTS & WARRANTS (COST $61,144)                                                              18,277
====================================================================================================================================
0.52     PREFERRED STOCKS
0.01     INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc, Pfd, Series A Shrs(e)(g), 2.500%                                                      8,052         27,055
====================================================================================================================================
0.51     MOVIES & ENTERTAINMENT
         CSC Holdings, Conv Pfd, Series H Shrs, 11.750%                                                      14,600      1,503,800
====================================================================================================================================
         TOTAL PREFERRED STOCKS (COST $1,550,312)                                                                        1,530,855
====================================================================================================================================
0.27     OTHER SECURITIES - ELECTRIC UTILITIES
         Alliant Energy Resources, Sr Exchangeable Notes(a), PAY PHONES(i),
           2.500%, 2/15/2030 (Each shr exchangeable for 2.5 shrs McLeodUSA Inc(e) Cmn Stk)
           (Cost $1,873,125)                                                                                 30,000        780,000
====================================================================================================================================
11.84    SHORT-TERM INVESTMENTS
1.58     CORPORATE BONDS - ELECTRIC UTILITIES
         CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004 (Cost $4,900,000)                           $  4,900,000      4,630,500
====================================================================================================================================
9.54     COMMERCIAL PAPER
4.77     CONSUMER FINANCE
         General Electric Capital, 1.340%, 3/3/2003                                                    $ 14,000,000     14,000,000
====================================================================================================================================
4.77     MULTI-LINE INSURANCE
         AIG Funding, 1.320%, 3/3/2003                                                                 $ 14,000,000     14,000,000
====================================================================================================================================
           TOTAL COMMERCIAL PAPER (Cost $28,000,000)                                                                    28,000,000
====================================================================================================================================
0.72     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 2/28/2003 due 3/3/2003 at 1.300%, repurchased at $2,110,229 (Collateralized by Federal Home Loan Bank, Bonds,
           due 3/8/2004 at 1.425%, value $2,152,087) (Cost $2,110,000)                                 $  2,110,000      2,110,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (COST $35,010,000)                                                                34,740,500
====================================================================================================================================
97.13    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $282,903,385)                                                                               284,898,430
====================================================================================================================================
2.87     OTHER ASSETS LESS LIABILITIES                                                                                   8,428,140
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 293,326,570
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND
98.94    MUNICIPAL BONDS
1.20     ALABAMA
         Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig School Warrants,
           Series 2000, 5.500%, 2/15/2020                                                              $  1,250,000 $    1,339,187
         Lauderdale Cnty & Florence City Hlth Care Auth, Alabama (Coffee Health Group)
           (MBIA Insured), Rev, Series 2000-A, 6.000%, 7/1/2029                                        $  1,000,000      1,126,560
====================================================================================================================================
                                                                                                                         2,465,747
1.07     ALASKA
         Alaska Hsg Fin (MBIA Insured), State Bldg Lease, Series 1999, 5.750%, 4/1/2017                $  2,000,000      2,118,880
         Alaska Indl Dev & Export Auth, Ref Revolving Fund, Series 1994A, Lots 1-29, 5.700%, 4/1/2004  $     85,000         88,941
====================================================================================================================================
                                                                                                                         2,207,821
2.63     ARIZONA
         Arizona Edl Ln Mktng (Student Lns Insured), Edl Ln Rev, 1992 Series B, 7.000%, 3/1/2005       $  1,000,000      1,024,640
         Arizona Tourism & Sports Auth (Multipurpose Stadium Facil Proj) (MBIA Insured),
           Tax Rev, Series 2003A, 5.000%, 7/1/2024                                                     $  1,000,000      1,019,650
         Phoenix Civic Impt, Arizona (FGIC Insured), Jr Lein Wastewtr System Rev, Series 2000, 5.700%,
           7/1/2008                                                                                    $  1,055,000      1,220,329
           7/1/2009                                                                                    $  1,275,000      1,479,816
         Pima Cnty Indl Dev Auth, Arizona (Radisson City Ctr Proj), Dev Rev, Ref, Series 2002, 6.500%,
           12/1/2007                                                                                   $    325,000        329,963
           12/1/2008                                                                                   $    345,000        351,362
====================================================================================================================================
                                                                                                                         5,425,760
1.20     ARKANSAS
         Arkansas Dev Fin Auth (FGIC Insured), Correction Facils Rev Ref, 2003 Series A, 4.500%,
           11/15/2009                                                                                  $  1,795,000      1,952,116
         North Little Rock Hlth Facils Brd, Arkansas (Baptist Health), Hlth Care Rev, Series 2001,
           5.700%, 7/1/2022                                                                            $    500,000        519,760
====================================================================================================================================
                                                                                                                         2,471,876
2.16     CALIFORNIA
         Big Bear Lake Dept of Wtr & Pwr, California (MBIA Insured), Wtr Rev Ref, Series 1996,
           6.000%, 4/1/2022                                                                            $  2,000,000      2,396,020
         Los Angeles Cmnty Redev Agency, California (Cinerama Dome Pub Parking Proj) (ACA Insured),
           Parking System Rev, Series 2000A, 5.750%, 7/1/2026                                          $  1,000,000      1,043,680
         Whittier Util Auth, California (MBIA Insured), Wtr Rev, 2003 Series A, 5.000%, 6/1/2028       $  1,000,000      1,017,950
====================================================================================================================================
                                                                                                                         4,457,650
1.66     COLORADO
         Clear Creek Cnty, Colorado (School Dist RE-1) (FSA Insured), Gen Oblig, Ref,
           Series 2002, 5.000%, 12/1/2019                                                              $    500,000        527,770
         El Paso Cnty, Colorado (El Paso School Dist #2 - Harrison) (FGIC Insured), Gen Oblig,
           Series 2001, 5.250%, 12/1/2026                                                              $  1,000,000      1,041,360
         Garfield Cnty, Colorado (Garfield School Dist #RE-2) (FSA Insured), Gen Oblig,
           Series 2003, 5.000%, 12/1/2023                                                              $  1,000,000      1,027,420
         Montrose Cnty Bldg Auth, Colorado, Ctfs of Participation, Series 1994, 6.350%, 6/15/2006      $    300,000        319,809
         University of Colorado Hosp Auth, Rev, Series 2001A, 5.600%, 11/15/2031                       $    500,000        508,700
====================================================================================================================================
                                                                                                                         3,425,059
0.60     DISTRICT OF COLUMBIA
         District of Columbia (George Washington Univ Issue) (MBIA Insured),
           Univ Rev, Series 2001A, 5.125%, 9/15/2031                                                   $  1,000,000      1,021,260
         District of Columbia (Mandarin Oriental Hotel Proj) (FSA Insured), Tax Increment Rev,
           Series 2002, 5.250%, 7/1/2022                                                               $    200,000        209,656
====================================================================================================================================
                                                                                                                         1,230,916

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
0.55     FLORIDA
         Escambia Cnty Health Facils Auth, Florida (Florida Hlth Care Facil Ln Prog) (VHA Prog
           Administrator) (AMBAC Insured), Hlth Care Facil Rev, Series 2000A, 5.950%, 7/1/2020         $  1,000,000  $   1,124,070
====================================================================================================================================
1.59     GEORGIA
         Gwinnett Cnty Wtr & Sewerage Auth, Georgia, Rev, Series 2002, 5.250%, 8/1/2024                $  2,000,000      2,114,560
         Tift Cnty Hosp Auth, Georgia (AMBAC Insured), Rev Anticipation Ctfs, Series 2002,
           5.000%, 12/1/2022                                                                           $  1,130,000      1,158,759
====================================================================================================================================
                                                                                                                         3,273,319
8.18     ILLINOIS
         Boone McHenry & DeKalb Cntys, Illinois (Cmnty Unit School Dist #100 (Belvidere))
           (FSA Insured), Gen Oblig, Series 1997, Cap Appreciation Rev, 12/1/2010                      $  2,720,000      2,032,275
         Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref Rev, Series 1993B, 5.125%, 1/1/2022         $  3,065,000      3,286,262
         Chicago, Illinois (FGIC Insured), Gen Oblig, Proj & Ref Rev, Series 2000C, 5.500%, 1/1/2040   $  1,000,000      1,056,080
         Chicago, Illinois (Peoples Gas Light & Coke Proj), Gas Supply Rev, 1st & Ref Mtg,
           Medium-Term Notes, Series CC, 6.875%, 3/1/2015                                              $  2,875,000      2,922,323
         Chicago Park Dist, Illinois (Parking Rev Alternate Rev Source) (FGIC Insured), Gen Oblig,
           Unltd Tax Ref, Series 2002A, 5.000%, 1/1/2022                                               $  1,250,000      1,285,525
         Illinois Dept Cent Mgmt Svcs (MBIA Insured), Ctfs of Participation, Series 1999, 5.850%,
           7/1/2019                                                                                    $  1,750,000      1,948,170
         Illinois Dev Fin Auth (Catholic Charities Hsg Dev Proj), Rev, Series 1995, 6.350%, 1/1/2025   $  1,500,000      1,500,330
         Illinois Edl Facils Auth (Robert Morris College) (MBIA Insured), Rev, Series 2000, 5.750%,
           6/1/2020                                                                                    $  1,305,000      1,441,294
         Will Cnty, Illinois (School Dist #122) (FSA Insured), Gen Oblig, Series 2000A, 6.500%,
           11/1/2014                                                                                   $  1,165,000      1,397,278
====================================================================================================================================
                                                                                                                        16,869,537
10.32    INDIANA
         DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub Impt Proj), Rev, Series A 1995, 6.500%,
           1/15/2014                                                                                   $    900,000        962,865
         Hamilton Southeastern Cumberland Campus School Bldg, Indiana (Hamilton Cnty)
           (AMBAC Insured), 1st Mtg, Series 2001, 5.125%, 1/15/2023                                    $  1,000,000      1,029,940
         Indianapolis, Indiana (MBIA Insured), Thermal Energy System Rev, Series 2001A, 5.000%,
           10/1/2011                                                                                   $  2,500,000      2,784,225
         Mt Vernon of Hancock Cnty Multi-School Bldg, Indiana (Hancock Cnty), 1st Mtg,
           Series 2001A, 5.450%, 7/15/2022                                                             $  1,000,000      1,050,050
         Northern Wells Cmnty School Bldg, Indiana (Wells Cnty) (FGIC Insured), 1st Mtg,
           Series 2002, 5.400%, 7/15/2023                                                              $    500,000        530,665
         Northwest Allen Cnty Middle School, Indiana (Allen Cnty), 1st Mtg, Series 2003, 5.000%,
           1/15/2024                                                                                   $  1,300,000      1,326,793
         Petersburg, Indiana (Indianapolis Pwr & Light Proj),
           (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017                                     $  9,850,000     11,071,006
           PCR Ref, Series 1991, 5.750%, 8/1/2021                                                      $  1,500,000      1,457,970
         St Joseph Cnty Hosp Auth, Indiana (Memorial Hlth System) (AMBAC Insured), Hlth System Rev,
           Series 2000, 5.625%, 8/15/2033                                                              $  1,000,000      1,063,550
====================================================================================================================================
                                                                                                                        21,277,064
0.51     KANSAS
         Overland Park Dev, Kansas (Overland Park Convention Ctr Hotel Proj), 1st Tier Rev,
           Series 2000A, 7.375%, 1/1/2032                                                              $  1,000,000      1,045,170
====================================================================================================================================
6.14     LOUISIANA
         Lafayette, Louisiana (AMBAC Insured), Pub Impt Sales Tax Ref, Series 2002, 4.000%, 3/1/2008   $  1,000,000      1,063,860
         Lafayette, Louisiana (FGIC Insured), Pub Impt Sales Tax Rev, Series 2000A, 5.500%, 3/1/2023   $  1,000,000      1,067,270
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Baton Rouge Cmnty College Facils Proj)
           (MBIA Insured), Rev, Series 2002, 5.000%, 12/1/2026                                         $    500,000        509,775
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Bossier Parish Cmnty College-Campus
           Facils Proj) (MBIA Insured), Rev, Series 2002, 5.125%, 12/1/2024                            $  1,000,000      1,033,340

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Cap Proj & Equip Acquisition Prog), Rev,
           (ACA Insured), Series 2000, 6.550%, 9/1/2025                                                $  6,000,000   $  6,708,120
           (AMBAC Insured), Series 2000A, 6.300%, 7/1/2030                                             $  1,000,000      1,215,170
         Louisiana Loc Govt Envir Facils & Cmnty Dev Auth (Parking Facils Garage Proj) (AMBAC Insured),
           Rev, Series 2001A, 5.200%, 10/1/2020                                                        $    760,000        801,496
         Louisiana Pub Facils Auth (Dillard Univ Proj) (AMBAC Insured), Subordinate Rev,
           Series 2002B, 5.300%, 8/1/2026                                                              $    250,000        261,555
====================================================================================================================================
                                                                                                                        12,660,586
1.06     MAINE
         Maine Muni Bd Bank, Ref Rev, 2003 Series A, 5.000%, 11/1/2005                                 $  2,000,000      2,184,820
====================================================================================================================================
5.99     MASSACHUSETTS
         Boston Wtr & Swr Commn, Massachusetts (MBIA Insured), Gen Rev, 1993 Sr Series A,
           5.250%, 11/1/2019                                                                           $  5,385,000      5,995,551
         Commonwealth of Massachusetts, Gen Oblig, Cons Ln of 2000, Series A, 5.750%, 2/1/2009         $    785,000        900,944
         Massachusetts Dev Fin Agency (Boston Univ Issue) (Instn Insured), Rev, Series P, 6.000%,
           5/15/2059                                                                                   $  4,500,000      4,906,305
         Massachusetts State College Bldg Auth (XLCA Insured), Proj & Ref Rev, Series 2003B, 5.500%,
           5/1/2028                                                                                    $    500,000        554,835
====================================================================================================================================
                                                                                                                        12,357,635
4.36     MICHIGAN
         Allegan Pub School Dist, Michigan (Allegan Cnty) (FSA Insured), 2000 School Bldg & Site,
           Gen Oblig, Unltd Tax, Series 2000, 5.750%, 5/1/2030                                         $    500,000        546,170
         Caledonia Cmnty Schools, Michigan (Kent, Allegan & Barry Cntys) (FGIC Insured),
           2000 School Bldg & Site, Gen Oblig, Unltd Tax, 5.500%, 5/1/2023                             $  1,000,000      1,059,290
         Huron School Dist, Michigan (Wayne & Monroe Cntys) (FSA Insured), 2001 School Bldg & Site,
           Gen Oblig, Unltd Tax, 5.375%, 5/1/2026                                                      $    250,000        262,377
         Jackson Brownfield Redev Auth, Michigan (Jackson Cnty) (FGIC Insured), Gen Oblig,
           Ltd Tax Increment, Series 2002, 5.125%, 6/1/2024                                            $  1,000,000      1,034,780
         Lake Orion Cmnty School Dist, Michigan (Oakland Cnty) (FGIC Insured),
           2000 School Bldg & Site, Gen Oblig, Unltd Tax, Series A, 6.000%, 5/1/2018                   $    500,000        593,450
         Melvindale-Northern Allen Park School Dist, Michigan (Wayne Cnty) (FSA Insured),
           2003 School Bldg & Site, Gen Oblig, Ltd Tax, 5.000%, 5/1/2028                               $  1,000,000      1,017,090
         Michigan Hosp Fin Auth (Ascension Hlth Credit Group) (MBIA Insured), Rev, Series 1999A,
           5.500%, 11/15/2007                                                                          $  3,000,000      3,416,700
         Newaygo Pub Schools, Michigan (Newaygo Cnty), 2000 School Bldg & Site,
           Gen Oblig, Unltd Tax, 5.500%, 5/1/2021                                                      $  1,000,000      1,064,320
====================================================================================================================================
                                                                                                                         8,994,177
0.18     MINNESOTA
         Minneapolis - St Paul Metro Airports Commn, Minnesota (Northwest Airlines Proj), Special
           Facils Rev, Series 2001A, 7.000%, 4/1/2025                                                  $    500,000        366,250
====================================================================================================================================
0.51     MISSISSIPPI
         Mississippi Hosp Equip & Facils Auth (Forrest Cnty Gen Hosp Proj) (FSA Insured), Rev,
           Series 2000, 5.500%, 1/1/2027                                                               $  1,000,000      1,055,910
====================================================================================================================================
1.03     MISSOURI
         Missouri Hlth & Edl Facils Auth (Washington Univ), Edl Facils Rev, Series 2001A, 5.125%,
           6/15/2041                                                                                   $  1,250,000      1,274,113
         Missouri Hsg Dev Commn (FHA Insured), Multifamily Hsg Rev, 2001 Series II, 5.375%, 12/1/2018  $    820,000        850,602
====================================================================================================================================
                                                                                                                         2,124,715
1.12     NEVADA
         Clark Cnty, Nevada (FGIC Insured), Airport System Subordinate Lien Rev, Series 2001B,
           5.125%, 7/1/2021                                                                            $  2,250,000      2,320,087
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
2.79     NEW JERSEY
         New Jersey Hlth Care Facils Fing Auth (St Peter's Univ Hosp), Rev, Series 2000A, 6.875%,
           7/1/2020                                                                                    $    500,000  $     537,495
         New Jersey Transn Trust Fund Auth, Transn System Rev, 1999 Series A, 5.500%, 6/15/2010        $  1,670,000      1,909,612
         Tobacco Settlement Fing, New Jersey, Tobacco Settlement Rev, Asset Backed, Series 2002,
            6.000%, 6/1/2037                                                                           $    500,000        435,690
            5.750%, 6/1/2032                                                                           $  1,000,000        921,830
            5.375%, 6/1/2018                                                                           $  2,000,000      1,957,620
====================================================================================================================================
                                                                                                                         5,762,247
2.61     NEW MEXICO
         Los Alamos Cnty, New Mexico (FSA Insured), Util System Rev, Series 1994A, 6.000%, 7/1/2009    $  5,000,000      5,376,200
====================================================================================================================================
7.15     NEW YORK
         New York & New Jersey Port Auth, Cons Gen Oblig Rev, Ninety-Third Series, 6.125%, 6/1/2094    $  5,250,000      6,162,975
         New York City Muni Wtr Fin Auth, New York, Wtr & Swr System Rev, Fiscal 2000 Series B,
           Prefunded, 6.000%, 6/15/2033                                                                $    935,000      1,130,106
           Unrefunded, 6.000%, 6/15/2033                                                               $    565,000        667,903
         New York City Transitional Fin Auth, New York, Future Tax Secured Rev, Fiscal 2003 Series D,
           5.000%, 2/1/2027                                                                            $  1,300,000      1,313,507
         Triborough Bridge & Tunnel Auth, New York, Gen Purpose Rev,
           Series 1993B, 5.000%, 1/1/2020                                                              $  1,935,000      2,091,638
           Series Y, 5.500%, 1/1/2017                                                                  $  2,900,000      3,376,296
====================================================================================================================================
                                                                                                                        14,742,425
3.60     OHIO
         Cleveland, Ohio (MBIA Insured), Wtrwks Impt, 1st Mtg Ref Rev, Series G, 1993, 5.500%,
           1/1/2021                                                                                    $  3,300,000      3,767,313
         Ohio Wtr Dept Auth (Cleveland Elec Illum Proj), PCR Ref, Series 1999-A, 5.580%, 6/15/2033     $  3,000,000      3,065,040
         Plain Loc School Dist, Ohio (Franklin & Licking Cntys) (FGIC Insured), Gen Oblig, Unltd Tax,
           Series 2000
             Prefunded, 6.000%, 12/1/2025                                                              $    410,000        489,589
             Unrefunded, 6.000%, 12/1/2025                                                             $     90,000        101,466
====================================================================================================================================
                                                                                                                         7,423,408
1.77     OKLAHOMA
         Jenks Aquarium Auth, Oklahoma (MBIA Insured), 1st Mtg Rev, Series 2000, 6.000%, 7/1/2020      $    800,000        914,392
         Oklahoma City Airport Trust, Oklahoma (FSA Insured), Jr Lien Rev, Twenty-Seventh Series,
           Series A, 5.125%, 7/1/2020                                                                  $  2,675,000      2,741,233
====================================================================================================================================
                                                                                                                         3,655,625
0.67     RHODE ISLAND
         Providence Pub Bldgs Auth, Rhode Island (School Proj) (FSA Insured), Rev, 2000 Series A,
           5.750%, 12/15/2016                                                                          $  1,210,000      1,382,062
====================================================================================================================================
0.49     SOUTH CAROLINA
         South Carolina Jobs-Econ Dev Auth (Bon Secours Health System Obligated Group), Econ Dev Rev,
           Series 2002A, 5.500%, 11/15/2023                                                            $  1,000,000      1,007,140
====================================================================================================================================
0.99     SOUTH DAKOTA
         Aberdeen School Dist #6-1, South Dakota (Brown Cnty) (FSA Insured), Gen Oblig, Series 2000,
           5.450%, 1/1/2026                                                                            $  1,940,000      2,039,541
====================================================================================================================================
20.04    TEXAS
         Austin, Texas (AMBAC Insured), Combined Util Systems Rev Ref, Series 1992, Cap Appreciation,
           11/15/2011                                                                                  $  1,400,000        996,352
         Comal Indpt School Dist, Texas (Comal Cnty) (PSFG Insured), Unltd Tax School Bldg & Ref,
           Series 2001, 5.250%, 2/1/2028                                                               $  1,000,000      1,032,670
         Denton, Texas (Denton Cnty) (FSA Insured), Util System Rev, Series 2000A, 5.400%, 12/1/2013   $  1,000,000      1,108,630

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Galena Park Indpt School Dist, Texas (Harris Cnty) (PSFG Insured), Unltd Tax School Bldg
           & Ref, Series 1996, Cap Appreciation, 8/15/2023                                             $  2,000,000   $    699,100
         Harris Cnty, Texas (MBIA Insured), Gen Oblig, Rev Ref, Series 2002, 5.125%, 8/15/2031         $  1,000,000      1,016,330
         Harris Cnty Hlth Facils Dev, Texas (St Luke's Episcopal Hosp), Rev, Series 2002, 5.125%,
           2/15/2032                                                                                   $  1,000,000        990,750
         Houston Sports Auth, Texas (Harris Cnty) (MBIA Insured),  Jr Lein Rev Ref, Series 2001B,
           5.250%, 11/15/2040                                                                          $  2,000,000      2,043,580
         Jefferson Cnty, Texas (FGIC Insured), Gen Oblig, Ref, Series 2002A, 5.250%, 8/1/2025          $  3,220,000      3,344,260
         Laredo Cmnty College Dist, Texas (Webb Cnty) (AMBAC Insured), Special Oblig, Ltd Tax,
           Series 2002, 5.250%, 8/1/2027                                                               $  1,000,000      1,037,050
         Little Elm Indpt School Dist, Texas (Denton Cnty) (PSFG Insured), Unltd Tax School Bldg
           & Ref, Series 1999, 6.000%, 8/15/2035                                                       $  1,500,000      1,678,785
         Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System), Rev, Series 1998, 5.250%, 7/1/2013    $  2,000,000      2,100,360
         Montgomery Cnty, Texas (FGIC Insured), Perm Impt Rev, Series 2000, 5.250%, 9/1/2020           $  1,000,000      1,057,710
         Nacogdoches Indpt School Dist, Texas (Nacogdoches Cnty) (PSFG Insured), Unltd Tax School
           Bldg & Ref, Series 2001, 5.300%, 2/15/2025                                                  $  1,000,000      1,039,460
         North Central Texas Hlth Facils Dev (MBIA Insured), Hlth Resources System Rev,
           Series 1997B, 5.750%, 2/15/2012                                                             $  2,000,000      2,232,860
         Nueces River Auth, Texas (City of Corpus Christi Lake Texana Proj) (FSA Insured), Wtr Supply
           Facils Rev, Series 1997, 5.500%, 3/1/2027                                                   $  1,900,000      1,970,319
         San Antonio, Texas (Bexar Cnty), Wtr System Rev & Ref, Series 1999, 5.875%, 5/15/2018         $  1,000,000      1,120,950
         San Antonio, Texas, Gen Impt Rev, Series 2000A, 5.375%, 2/1/2019                              $  1,185,000      1,262,360
         Spring Branch Indpt School Dist, Texas (Harris Cnty) (PSFG Insured), Ltd Tax Schoolhouse,
           Series 2000, 5.750%, 2/1/2024                                                               $  3,300,000      3,605,811
         Texas Wtr Finl Assistance (State Participation Prog), Gen Oblig, Series 1999C, 5.500%,
           8/1/2024                                                                                    $  1,500,000      1,589,295
         Town Ctr Impt Dist, Texas (Montgomery Cnty) (FGIC Insured), Sales Tax & Hotel Occupancy Tax,
           Series 2001, 5.125%, 3/1/2021                                                               $  2,500,000      2,592,250
         Waxahachie Indpt School Dist, Texas (Ellis Cnty) (PSFG Insured), Unltd Tax School Bldg & Ref,
           Series 2002,
              5.375%, 8/15/2027                                                                        $  1,000,000      1,047,450
              5.250%, 8/15/2026                                                                        $  1,400,000      1,449,392
              5.250%, 8/15/2030                                                                        $  2,890,000      2,983,838
         West University Place, Texas (FGIC Insured), Perm Impt Rev, Series 2000,
            5.350%, 2/1/2020                                                                           $  2,150,000      2,265,111
            5.300%, 2/1/2018                                                                           $  1,000,000      1,071,490
====================================================================================================================================
                                                                                                                        41,336,163
0.60     UTAH
         Utah Hsg Fin Agency (FHA/VA/FHMA Insured), Single Family Mtg, 1994 Issue D-1,
           Term Mezzanine, 6.450%, 7/1/2011                                                            $    145,000        150,759
         West Valley City, Utah (AMBAC Insured), Sales Tax Rev, Series 2002A, 5.000%, 7/15/2019        $  1,035,000      1,085,746
====================================================================================================================================
                                                                                                                         1,236,505
0.32     VERMONT
         Vermont Hsg Fin Agency, Single Family Hsg Rev, Series 5, 6.875%, 11/1/2016                    $    645,000        666,840
====================================================================================================================================
2.36     VIRGINIA
         Fauquier Cnty Indl Dev Auth, Virginia (Fauquier Hosp Obligated Group) (AGIC Insured),
           Hosp Rev, Series 2002, 5.500%, 10/1/2017                                                    $    500,000        549,780
         Henrico Cnty Economic Dev Auth, Virginia (Virginia United Methodist Homes),
           Residential Care Facil Rev Ref, Series 2002A, 6.500%, 6/1/2022                              $  1,000,000        996,280
         Virginia Commonwealth Transn Brd, Fed Hwy Reimbursement Anticipation Notes,
           Series 2002, 5.000%, 10/1/2006                                                              $  1,500,000      1,672,500

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev, 2000 Series D, 5.700%, 4/1/2011             $  1,500,000   $  1,641,870
====================================================================================================================================
                                                                                                                         4,860,430
1.37     WASHINGTON
         Pierce Cnty, Washington (White River School Dist #416), Gen Oblig, Unltd Tax,
           Series 2000, 5.350%, 12/1/2009                                                              $  1,550,000      1,775,866
         Washington Hlth Care Facils Auth (Providence Hlth System) (MBIA Insured), Rev,
           Series 2001A, 5.250%, 10/1/2021                                                             $  1,000,000      1,042,890
====================================================================================================================================
                                                                                                                         2,818,756
2.12     WISCONSIN
         Adams Cnty, Wisconsin (Adams-Friendship School Dist) (AMBAC Insured),
           Gen Oblig, Ref, 6.500%, 4/1/2015                                                            $  1,340,000      1,655,114
         Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019                                          $  2,500,000      2,707,050
====================================================================================================================================
                                                                                                                         4,362,164
         TOTAL MUNICIPAL BONDS (AMORTIZED COST $187,744,203)                                                           204,007,675
====================================================================================================================================
3.18     SHORT-TERM INVESTMENTS - MUNICIPAL BONDS
0.00     DISTRICT OF COLUMBIA
         District of Columbia, Gen Oblig, Prerefunded, Ref, Series 1994A-3, 5.200%, 6/1/2003           $     10,000         10,100
====================================================================================================================================
0.02     FLORIDA
         Miami Beach Redev Agency, Florida (City Ctr/Historic Convention Vlg), Tax Increment Rev,
           Series 1993, 5.100%, 12/1/2003                                                              $     40,000         41,047
====================================================================================================================================
1.69     INDIANA
         Indiana Edl Facils Auth (Depauw Univ Proj), VRD, Edl Facils Rev, Series 2002, 7/1/2032(j)     $  3,500,000      3,500,000
====================================================================================================================================
0.73     MASSACHUSETTS
         Massachusetts Wtr Resources Auth, Multi-Modal, Sub Gen Rev Ref, VR, 2002 Series D,
           8/1/2017(j)                                                                                 $  1,500,000      1,500,000
====================================================================================================================================
0.14     MINNESOTA
         Brooklyn Center, Minnesota (Brookdale Corp Ctr III Proj), VRD, Rev Ref, Series 2001,
           12/1/2007(j)                                                                                $    300,000        300,000
====================================================================================================================================
0.02     NEVADA
         Nevada Hsg Div (Single Family Prog), Sr Rev, 1994 Issue B-1, 5.900%, 4/1/2003                 $     45,000         45,112
====================================================================================================================================
0.58     WYOMING
         Kemmerer, Wyoming (Exxon Proj), VR, PCR, Series 1984, 11/1/2014(i)                            $  1,200,000      1,200,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $6,594,996)                                                        6,596,259
====================================================================================================================================
102.12   TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $194, 339,199)                                                                              210,603,934
====================================================================================================================================
(2.12)   OTHER ASSETS LESS LIABILITIES                                                                                  (4,364,066)
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 206,239,868
====================================================================================================================================

US GOVERNMENT SECURITIES FUND
65.23    FIXED INCOME SECURITIES
27.20    US GOVERNMENT OBLIGATIONS
         US Treasury Notes, 4.000%, 11/15/2012 (Amortized Cost $49,710,859)                            $ 50,000,000 $   51,287,100
====================================================================================================================================

                                                                                                      SHARES, UNITS
                                                                                                       OR PRINCIPAL
 %       DESCRIPTION                                                                                         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
38.03    US GOVERNMENT AGENCY OBLIGATIONS
         Freddie Mac, Gold, Participation Certificates
           5.500%, 12/1/2016                                                                           $  7,637,685   $  7,970,510
           5.000%, 11/1/2016                                                                           $  8,761,553      9,053,763
           5.000%, 12/1/2017                                                                           $ 19,774,248     20,428,504
         Government National Mortgage Association I, Platinum Collateral
           5.000%, 11/15/2017                                                                          $  8,356,143      8,689,447
         Government National Mortgage Association I & II, Single Issuer
           5.000%, 12/15/2017                                                                          $ 15,362,624     15,975,398
           5.000%, 1/15/2018                                                                           $  4,147,236      4,310,917
           5.000%, 2/15/2018                                                                           $  5,094,489      5,295,556
====================================================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS (AMORTIZED COST $70,189,229)                                          71,724,095
====================================================================================================================================
         TOTAL FIXED INCOME SECURITIES (Amortized Cost $119,900,088)                                                   123,011,195
====================================================================================================================================
33.73    SHORT-TERM INVESTMENTS
24.18    US Government Obligations
         US Treasury Notes
           3.875%, 7/31/2003                                                                           $ 17,500,000     17,694,145
           3.000%, 11/30/2003                                                                          $ 12,500,000     12,666,500
           3.000%, 1/31/2004                                                                           $ 15,000,000     15,245,505
====================================================================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $45,376,422)                                                 45,606,150
====================================================================================================================================
9.55     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 2/28/2003 due 3/3/2003 at 1.300%, repurchased at $18,011,951 (Collateralized by Federal Home Loan Bank, Bonds,
           due 3/8/2004 at 1.425%, value $18,367,815) (Cost $18,010,000)                               $ 18,010,000     18,010,000
====================================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $63,386,422)                                                      63,616,150
====================================================================================================================================
98.96    TOTAL INVESTMENTS AT VALUE
           (AMORTIZED COST $183,286,510)                                                                               186,627,345
====================================================================================================================================
1.04     OTHER ASSETS LESS LIABILITIES                                                                                   1,958,524
====================================================================================================================================
100.00   NET ASSETS AT VALUE                                                                                         $ 188,585,869
====================================================================================================================================

(a) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(b) Defaulted security. The Fund has stopped accruing interest income.

(c) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step-up at a future date.

(d) Defaulted security. The issuer is in default with respect to interest payments and the Fund has stopped accruing interest income.

(e) The company filed for bankruptcy.

(f) Security contains an adjustable rate feature. Rate shown reflects current rate which may change at a future date.

(g) Security is non-income producing.

(h) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(i) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.

(j) All securities with a maturity date greater than one year have either a variable rate, demand future, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following acronyms may be used in security descriptions:
ACA           -     American Capital Access Financial Guaranty Corporation
AGIC          -     Asset Guaranty Insurance Company
AMBAC         -     American Municipal Bond Assurance Corporation
FGIC          -     Flexible Guaranty Insurance Company
FHA           -     Federal Housing Association
FHMA          -     Federal Home Mortgage Association
FR            -     Fixed Rate
FSA           -     Financial Security Assurance
GNMA          -     Governement National Mortgage Association
MBIA          -     Municipal Bond Investors Assurance Corporation
PCR           -     Pollution Control Revenue
PSFG          -     Permanent School Fund Guarantee Program
VA            -     Veteran's Association
VHA           -     Veteran's Housing Association
VR(k)         -     Variable Rate
VRD(k)        -     Variable Rate Demand
XLCA          -     XL Capital Assurance Inc

(k) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                   HIGH             SELECT
                                                                  YIELD             INCOME
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $  305,114,380     $  282,903,385
===========================================================================================
   At Value(a)                                           $  281,265,444     $  284,898,430
Cash                                                             57,557                  0
Receivables:
   Investment Securities Sold                                 2,116,671          5,829,814
   Fund Shares Sold                                           1,036,218          1,209,942
   Interest                                                   6,241,310          3,577,728
Prepaid Expenses and Other Assets                                53,955             66,574
===========================================================================================
TOTAL ASSETS                                                290,771,155        295,582,488
===========================================================================================
LIABILITIES
Payables:
   Custodian                                                          0             96,276
   Distributions to Shareholders                                308,560             79,180
   Investment Securities Purchased                            1,044,616                  0
   Fund Shares Repurchased                                      953,776          1,956,125
Accrued Distribution Expenses
   Investor Class                                                47,693             49,875
   Class A                                                        1,295                792
   Class B                                                          389                230
   Class C                                                        6,582              1,647
   Class K                                                          288              1,509
Accrued Expenses and Other Payables                              79,771             70,284
===========================================================================================
TOTAL LIABILITIES                                             2,442,970          2,255,918
===========================================================================================
NET ASSETS AT VALUE                                      $  288,328,185     $  293,326,570
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $  765,194,773     $  421,797,792
Accumulated Undistributed Net Investment Income                 351,326             35,194
Accumulated Undistributed Net Realized Loss on
   Investment Securities                                   (453,368,978)      (130,501,461)
Net Appreciation (Depreciation) of Investment Securities    (23,848,936)         1,995,045
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  288,328,185     $  293,326,570
===========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                        $  270,042,288     $  284,051,252
===========================================================================================
   Class A                                               $    5,675,918     $    1,463,363
===========================================================================================
   Class B                                               $      708,691     $      352,436
===========================================================================================
   Class C                                               $   10,963,568     $    2,674,907
===========================================================================================
   Class K                                               $      937,720     $    4,784,612
===========================================================================================

STATEMENT OF ASSETS AND LIABILITIES
   (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                  HIGH             SELECT
                                                                 YIELD             INCOME
                                                                  FUND               FUND
                                                            (CONTINUED)        (CONTINUED)
-------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            79,663,889         53,712,951
   Class A                                                    1,658,972            276,556
   Class B                                                      209,720             66,678
   Class C                                                    3,249,158            505,772
   Class K                                                      277,234            905,239
===========================================================================================
NET ASSET VALUE PER SHARE:
   Investor Class, Offering and Redemption Price
      per Share                                          $         3.39     $         5.29
   Class A
      Redemption Price per Share                         $         3.42     $         5.29
      Offering Price per Share (Maximum sales charge
        of 4.75%)                                        $         3.59     $         5.55
   Class B, Offering and Redemption Price per Share      $         3.38     $         5.29
   Class C, Offering and Redemption Price per Share      $         3.37     $         5.29
   Class K, Offering and Redemption Price per Share      $         3.38     $         5.29
===========================================================================================

(a) Investment securities at cost and value at February 28, 2003 include repurchase agreements of $558,000 and $2,110,000 for High Yield and Select Income Funds,
    respectively.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.7 billion have been allocated to High Yield
    Fund and 1.5 billion to Select Income Fund: 400 million to High Yield Fund - Investor
    Class, 300 million to High Yield Fund - Class A, 300 million to High Yield Fund - Class
    B, 300 million to High Yield Fund - Class C, 400 million to High Yield Fund - Class K and 300 million to each class of Select Income Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
   (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $  194,339,199     $  183,286,510
===========================================================================================
   At Value(a)                                           $  210,603,934     $  186,627,345
Cash                                                            165,921            320,220
Receivables:
   Fund Shares Sold                                             563,748          3,139,595
   Interest                                                   2,304,212          1,059,755
Prepaid Expenses and Other Assets                                37,637             45,522
===========================================================================================
TOTAL ASSETS                                                213,675,452        191,192,437
===========================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                162,206             24,918
   Investment Securities Purchased                            7,008,821                  0
   Fund Shares Repurchased                                      177,739          2,516,780
Accrued Distribution Expenses
   Investor Class                                                35,395             29,606
   Class A                                                          284              2,402
   Class B                                                          378              1,145
   Class C                                                        1,167              5,399
Accrued Expenses and Other Payables                              49,594             26,318
===========================================================================================
TOTAL LIABILITIES                                             7,435,584          2,606,568
===========================================================================================
NET ASSETS AT VALUE                                      $  206,239,868     $  188,585,869
===========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $  191,836,393     $  184,463,765
Accumulated Undistributed Net Investment Income                   4,036            103,325
Accumulated Undistributed Net Realized Gain (Loss) on
   Investment Securities                                     (1,865,296)           677,944
Net Appreciation of Investment Securities                    16,264,735          3,340,835
===========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $  206,239,868     $  188,585,869
===========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                        $  202,769,821     $  168,059,398
===========================================================================================
   Class A                                               $    1,276,722     $   11,095,536
===========================================================================================
   Class B                                               $      569,022     $    1,639,121
===========================================================================================
   Class C                                               $    1,624,303     $    7,791,814
===========================================================================================

STATEMENT OF ASSETS AND LIABILITIES
   (CONTINUED)
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2003
UNAUDITED

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
                                                            (CONTINUED)        (CONTINUED)
-------------------------------------------------------------------------------------------
Shares Outstanding
   Investor Class                                            12,889,182         22,006,276
   Class A                                                       81,317          1,187,601
   Class B                                                       36,171            214,420
   Class C                                                       91,358          1,020,777
===========================================================================================
NET ASSET VALUE PER SHARE:
   Investor Class, Offering and Redemption Price
      per Share                                          $        15.73     $         7.64
   Class A
      Redemption Price per Share                         $        15.70     $         9.34
      Offering Price per Share (Maximum sales charge
         of 4.75%)                                       $        16.48     $         9.81
   Class B, Offering and Redemption Price per Share      $        15.73     $         7.64
   Class C, Offering and Redemption Price per Share      $        17.78     $         7.63
===========================================================================================

(a) Investment securities at cost and value at February 28, 2003 includes a repurchase agreement of $18,010,000 for U.S. Government Securities Fund.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Tax-Free
    Bond Fund and 400 million to U.S. Government Securities Fund: 100 million to each
    Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2003
UNAUDITED

                                                                   HIGH             SELECT
                                                                  YIELD             INCOME
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                $      772,375     $      159,455
Interest                                                     14,127,715          9,753,263
===========================================================================================
   TOTAL INCOME                                              14,900,090          9,912,718
===========================================================================================
EXPENSES
Investment Advisory Fees                                        670,761            803,509
Distribution Expenses                                           362,577            380,456
Transfer Agent Fees                                             643,311            856,149
Administrative Services Fees                                     65,369             70,911
Custodian Fees and Expenses                                      27,477             28,480
Directors' Fees and Expenses                                     13,962             15,853
Interest Expenses                                                   521              2,581
Professional Fees and Expenses                                   24,903             25,725
Registration Fees and Expenses
   Investor Class                                                13,337             16,365
   Class A                                                           42                 44
   Class B                                                           38                978
   Class C                                                        1,342              1,330
   Class K                                                        1,970              1,982
Reports to Shareholders                                          60,651             53,617
Other Expenses                                                   16,688             16,589
===========================================================================================
   TOTAL EXPENSES                                             1,902,949          2,274,569
   Fees and Expenses Absorbed/Reimbursed by Investment
      Adviser                                                  (196,112)          (715,431)
   Fees and Expenses Paid Indirectly                               (948)              (812)
===========================================================================================
      NET EXPENSES                                            1,705,889          1,558,326
===========================================================================================
NET INVESTMENT INCOME                                        13,194,201          8,354,392
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                 (126,454,082)       (41,271,780)
Change in Net Appreciation/Depreciation of Investment
   Securities                                               147,559,869         55,892,878
===========================================================================================
NET GAIN ON INVESTMENT SECURITIES                            21,105,787         14,621,098
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $   34,299,988     $   22,975,490
===========================================================================================

See Notes to Financial Statements

INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2003
UNAUDITED

                                                                                      U.S.
                                                               TAX-FREE         GOVERNMENT
                                                                   BOND         SECURITIES
                                                                   FUND               FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                          $    5,042,548     $    3,330,361
===========================================================================================
EXPENSES
Investment Advisory Fees                                        543,482            481,949
Distribution Expenses                                           256,230            248,905
Transfer Agent Fees                                             135,317            373,443
Administrative Services Fees                                     49,467             44,432
Custodian Fees and Expenses                                      13,522             15,455
Directors' Fees and Expenses                                     11,019             10,233
Interest Expenses                                                 1,936                  0
Professional Fees and Expenses                                   20,666             19,617
Registration Fees and Expenses
   Investor Class                                                14,755             16,078
   Class A                                                          982                999
   Class B                                                           40                989
   Class C                                                        1,330              1,394
Reports to Shareholders                                          27,658             58,846
Other Expenses                                                   22,636              7,026
===========================================================================================
   TOTAL EXPENSES                                             1,099,040          1,279,366
   Fees and Expenses Absorbed/Reimbursed by Investment
      Adviser                                                  (196,299)          (370,736)
   Fees and Expenses Paid Indirectly                             (1,002)               (35)
===========================================================================================
      NET EXPENSES                                              901,739            908,595
===========================================================================================
NET INVESTMENT INCOME                                         4,140,809          2,421,766
===========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                       99,946          5,673,981
Change in Net Appreciation/Depreciation of Investment
   Securities                                                 2,145,481         (2,662,227)
===========================================================================================
NET GAIN ON INVESTMENT SECURITIES                             2,245,427          3,011,754
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $    6,386,236     $    5,433,520
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $   13,194,201     $   38,897,725
Net Realized Loss                                          (126,454,082)      (179,787,118)
Change in Net Appreciation/Depreciation                     147,559,869         52,264,710
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           34,299,988        (88,624,683)
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                           (12,641,825)       (38,254,815)
   Class A                                                     (224,172)           (13,248)
   Class B                                                      (13,604)            (5,198)
   Class C                                                     (274,830)          (530,389)
   Class K                                                      (39,770)           (74,387)
===========================================================================================
TOTAL DISTRIBUTIONS                                         (13,194,201)       (38,878,037)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            38,629,693         61,637,196
   Class A                                                   42,450,804          1,432,329
   Class B                                                      506,536            219,698
   Class C                                                   17,615,732          4,648,460
   Class K                                                      215,163          1,248,753
Reinvestment of Distributions
   Investor Class                                            10,829,672         33,291,866
   Class A                                                      161,693              7,627
   Class B                                                       10,351              4,897
   Class C                                                      196,424            340,555
   Class K                                                       39,658             74,387
===========================================================================================
                                                            110,655,726        102,905,768
Amounts Paid for Repurchases of Shares
   Investor Class                                           (59,167,976)      (226,473,317)
   Class A                                                  (38,199,890)          (752,541)
   Class B                                                      (14,729)           (34,473)
   Class C                                                  (11,537,346)        (6,558,133)
   Class K                                                     (172,618)          (385,319)
===========================================================================================
                                                           (109,092,559)      (234,203,783)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                    1,563,167       (131,298,015)
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                      22,668,954       (258,800,735)
NET ASSETS
Beginning of Period                                         265,659,231        524,459,966
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $351,326 and $351,326,
   respectively)                                         $  288,328,185     $  265,659,231
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
   (CONTINUED)
SELECT INCOME FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $    8,354,392     $   27,490,121
Net Realized Loss                                           (41,271,780)       (51,675,879)
Change in Net Appreciation/Depreciation                      55,892,878        (17,942,040)
===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           22,975,490        (42,127,798)
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (8,086,942)       (27,098,344)
   Class A                                                      (74,447)            (5,628)
   Class B                                                       (6,078)            (1,369)
   Class C                                                      (45,040)          (105,117)
   Class K                                                     (133,447)          (284,456)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (8,345,954)       (27,494,914)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            73,051,570        194,511,191
   Class A                                                   73,554,959            283,239
   Class B                                                      254,223             90,056
   Class C                                                    1,809,136            982,308
   Class K                                                      654,054          7,884,951
Reinvestment of Distributions
   Investor Class                                             7,373,988         25,174,430
   Class A                                                       22,153              5,628
   Class B                                                        2,886              1,346
   Class C                                                       41,423             96,422
   Class K                                                      133,409            284,456
===========================================================================================
                                                            156,897,801        229,314,027
Amounts Paid for Repurchases of Shares
   Investor Class                                          (131,769,656)      (423,307,119)
   Class A                                                  (72,507,151)            (5,603)
   Class B                                                       (8,254)                 0
   Class C                                                     (907,543)        (1,989,997)
   Class K                                                   (1,336,458)        (2,530,537)
===========================================================================================
                                                           (206,529,062)      (427,833,256)
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  (49,631,261)      (198,519,229)
===========================================================================================
TOTAL DECREASE IN NET ASSETS                                (35,001,725)      (268,141,941)
NET ASSETS
Beginning of Period                                         328,328,295        596,470,236
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $35,194 and $26,756,
   respectively)                                         $  293,326,570     $  328,328,295
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
   (CONTINUED)
TAX-FREE BOND FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $    4,140,809     $    8,237,112
Net Realized Gain                                                99,946            499,665
Change in Net Appreciation/Depreciation                       2,145,481            822,363
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            6,386,236          9,559,140
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (4,084,996)        (8,197,277)
   Class A                                                      (16,237)            (1,710)
   Class B                                                       (7,019)            (1,208)
   Class C                                                      (32,557)           (36,917)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (4,140,809)        (8,237,112)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            79,304,195        250,715,078
   Class A                                                    8,056,579            265,064
   Class B                                                      322,763            296,326
   Class C                                                   10,602,011          6,650,861
Reinvestment of Distributions
   Investor Class                                             2,979,906          5,949,699
   Class A                                                       11,177              1,485
   Class B                                                        4,932                434
   Class C                                                       25,604             26,047
===========================================================================================
                                                            101,307,167        263,904,994
Amounts Paid for Repurchases of Shares
   Investor Class                                           (78,403,697)      (275,925,361)
   Class A                                                   (7,044,505)           (42,139)
   Class B                                                      (64,834)                 0
   Class C                                                   (9,798,554)        (7,156,667)
===========================================================================================
                                                            (95,311,590)      (283,124,167)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                    5,995,577        (19,219,173)
===========================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                       8,241,004        (17,897,145)
NET ASSETS
Beginning of Period                                         197,998,864        215,896,009
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $4,036 and $4,036,
   respectively)                                         $  206,239,868     $  197,998,864
===========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
   (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND

                                                             SIX MONTHS               YEAR
                                                                  ENDED              ENDED
                                                            FEBRUARY 28          AUGUST 31
-------------------------------------------------------------------------------------------
                                                                   2003               2002
                                                              UNAUDITED            (Note 1)
OPERATIONS
Net Investment Income                                    $    2,421,766     $    6,074,021
Net Realized Gain (Loss)                                      5,673,981           (942,947)
Change in Net Appreciation/Depreciation                      (2,662,227)         4,531,395
===========================================================================================
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            5,433,520          9,662,469
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   Investor Class                                            (5,376,554)        (5,853,389)
   Class A                                                     (140,735)            (5,380)
   Class B                                                      (39,331)            (7,408)
   Class C                                                     (178,663)          (207,844)
===========================================================================================
TOTAL DISTRIBUTIONS                                          (5,735,283)        (6,074,021)
===========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                            84,142,336        276,502,535
   Class A                                                   75,903,843          4,195,218
   Class B                                                    1,023,195          1,005,380
   Class C                                                   24,695,926         29,132,359
Reinvestment of Distributions
   Investor Class                                             5,061,620          5,222,247
   Class A                                                       72,901              2,306
   Class B                                                       27,938              5,982
   Class C                                                      155,267            177,547
===========================================================================================
                                                            191,083,026        316,243,574
Amounts Paid for Repurchases of Shares
   Investor Class                                           (79,765,456)      (256,838,771)
   Class A                                                  (66,277,918)        (2,883,457)
   Class B                                                     (391,764)           (64,452)
   Class C                                                  (22,355,759)       (31,390,354)
===========================================================================================
                                                           (168,790,897)      (291,177,034)
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                   22,292,129         25,066,540
===========================================================================================
TOTAL INCREASE IN NET ASSETS                                 21,990,366         28,654,988
NET ASSETS
Beginning of Period                                         166,595,503        137,940,515
===========================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income (Loss) of $103,325 and
   ($9,320), respectively)                               $  188,585,869     $  166,595,503
===========================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO BOND FUNDS, INC.
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, the Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Domestic (U.S.) equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the closing bid price for the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time that the net asset value per share is determined, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Investment income received from foreign sources may be subject to foreign withholding taxes. It is the Fund's accounting practice to discontinue the accrual of income to provide an estimate for probable losses due to unpaid interest income on defaulted bonds. Charge offs of income are recorded when information obtained indicates previously recorded amounts are not collectable. During the six months ended February 28, 2003, High Yield and Select Income Funds did not write off any accrued interest.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended February 28, 2003, there were no such investments by any Fund.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds due to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 2002, 99.75% were exempt from federal income taxes for the Tax-Free Bond Fund. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the six months ended February 28, 2003 and the year ended August 31, 2002 and amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders for the year ended August 31, 2002, were as follows:

                                        SIX MONTHS ENDED      SIX MONTHS ENDED         YEAR ENDED         YEAR ENDED
                                       FEBRUARY 28, 2003     FEBRUARY 28, 2003    AUGUST 31, 2002    AUGUST 31, 2002
                                         ORDINARY INCOME     LONG-TERM CAPITAL    ORDINARY INCOME         QUALIFYING
FUND                                       DISTRIBUTIONS    GAIN DISTRIBUTIONS      DISTRIBUTIONS         PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
High Yield Fund                         $    13,194,201       $             0     $    38,878,037              6.64%
Select Income Fund                            8,345,954                     0          27,494,914              1.02%
Tax-Free Bond Fund                            4,140,809                     0           8,237,112              0.00%
U.S. Government Securities Fund               3,845,571             1,889,712           6,074,021              0.00%

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

The tax components of the Fund at February 28, 2003 include:

                                                                                                              NET TAX
                                               COST OF            GROSS TAX            GROSS TAX         APPRECIATION
                                       INVESTMENTS FOR           UNREALIZED           UNREALIZED       (DEPRECIATION)
FUND                                      TAX PURPOSES         APPRECIATION         DEPRECIATION       ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                         $  311,662,207       $   11,055,656       $   41,452,419       $  (30,396,763)
Select Income Fund                         283,267,468            9,529,976            7,899,014            1,630,962
Tax-Free Bond Fund                         194,339,199           16,541,027              276,292           16,264,735
U.S. Government Securities Fund            183,374,993            3,252,352                    0            3,252,352

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Deferred post-October 31 capital losses are: High Yield Fund $143,841,326, Select Income Fund $39,032,716 and U.S. Government Securities Fund $1,177,536.

F. EXPENSES - Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                                                   AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------

                                                                      $0 TO              $300 TO                 OVER
                                                                       $300                 $500                 $500
FUND                                                                MILLION              MILLION              MILLION
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                       0.50%                0.40%                0.30%
Select Income Fund                                                    0.55%                0.45%                0.35%
Tax-Free Bond Fund                                                    0.55%                0.45%                0.35%
U.S. Government Securities Fund                                       0.55%                0.45%                0.35%

A sub-advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months ended February 28, 2003, amounts paid to the Distributor were as follows:

                                             INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                            CLASS               A               B               C               K
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                          $    327,637    $      6,817    $      1,248    $     27,569    $      1,856
Select Income Fund                            369,809           5,079           1,109           8,845          11,323
Tax-Free Bond Fund                            248,617           1,244           1,993           9,080               -
U.S. Government Securities Fund               206,461           7,909           6,311          27,702               -

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended February 28, 2003, for Class B were as follows:

                                                                                                 DISTRIBUTOR'S         DISTRIBUTOR'S
                                                                                                     AGGREGATE          UNREIMBURSED
                                                                                                  UNREIMBURSED         EXPENSES AS %
                                                                         AMOUNT RETAINED              EXPENSES         OF NET ASSETS
FUND                                                                      BY DISTRIBUTOR            UNDER PLAN              OF CLASS
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund - Class B Plan                                              $      1,530          $     15,849                 2.24%
Select Income  Fund - Class B Plan                                                 1,246                 7,525                 2.14%
Tax-Free Bond Fund - Class B Plan                                                  2,062                 9,345                 1.64%
U.S. Government Securities Fund - Class B Plan                                     6,288                16,914                 1.03%

Distribution Expenses for each class as presented in the Statement of Operations for the six months ended February 28, 2003 were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    320,629    $      7,967    $      1,502    $     30,629    $      1,850
Select Income Fund                                           353,398           5,797           1,268           9,141          10,852
Tax-Free Bond Fund                                           243,068           1,461           2,158           9,543               -
U.S. Government Securities Fund                              202,928          10,005           6,652          29,320               -

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the six months ended February 28, 2003 were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    626,819    $      1,228    $        301    $      9,715    $      5,248
Select Income Fund                                           829,959           1,135             176           4,386          20,493
Tax-Free Bond Fund                                           131,641             660             304           2,712               -
U.S. Government Securities Fund                              354,118           2,876           1,176          15,273               -

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the six months ended February 28, 2003, total fees and expenses voluntarily absorbed were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    188,638    $          0    $          0    $      1,254    $      6,220
Select Income Fund                                           688,571               0           1,335           6,057          19,468
Tax-Free Bond Fund                                           189,270           1,649             448           4,932               -
U.S. Government Securities Fund                              349,982           1,246           2,123          17,385               -

At February 28, 2003, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the year ended August 31, 2005 and the six months ended February 28, 2006, are as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $    333,773    $          0    $          0    $      5,475    $      8,608
Select Income Fund                                           980,503               0           1,336           9,081          29,311
Tax-Free Bond Fund                                           273,879           1,911             670           6,361               -
U.S. Government Securities Fund                              514,920           1,246           2,123          24,787               -

During the six months ended February 28, 2003, the reimbursement that was made by the Funds to IFG were as follows:

                                                            INVESTOR           CLASS           CLASS           CLASS           CLASS
FUND                                                           CLASS               A               B               C               K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                         $          0    $          0    $          0    $        161    $          0
Select Income Fund                                                 0               0               0               0               0
Tax-Free Bond Fund                                                 0              35              16               0               -
U.S. Government Securities Fund                                    0               0               0               0               -

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the six months ended February 28, 2003 were $41,556.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                                                                 PURCHASES                 SALES
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                                                 $  107,954,028        $  100,486,653
Select Income Fund                                                                                  40,316,296           122,214,952
Tax-Free Bond Fund                                                                                  35,547,974            25,373,782

For the six months ended February 28, 2003, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                                                                 PURCHASES                 SALES
------------------------------------------------------------------------------------------------------------------------------------
Select Income Fund                                                                              $   72,390,120        $   55,760,694
U.S. Government Securities Fund                                                                    170,926,446           141,008,963

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended February 28, 2003, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                                                      UNFUNDED
                                                                                 PENSION               ACCRUED               PENSION
FUND                                                                            EXPENSES         PENSION COSTS             LIABILITY
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                                           $        4,041        $            0        $       53,563
Select Income Fund                                                                 4,901                     0                43,406
Tax-Free Bond Fund                                                                 2,477                     0                24,546
U.S. Government Securities Fund                                                    2,302                     0                12,591

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended February 28, 2003, there were no such securities lending arrangements for any of the Funds.

NOTE 6 - INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended February 28, 2003, High Yield, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 1.72% to 1.95% and interest expenses amounted to $453, $2,581 and $1,936, respectively. During that same period, Select Income and U.S. Government Securities Funds lent cash at a weighted average rate ranging from 1.46% to 1.55% and interest income amounted to $691 and $1,099, respectively.

NOTE 7 - LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended February 28, 2003, High Yield Fund borrowed cash at a weighted average rate of 2.44% and interest expense amounted to $68. During that same period, there were no such borrowings for Select Income, Tax-Free Bond and U. S. Government Securities Funds.

NOTE 8 - CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1% CDSC and Class K shares may pay a 0.70% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended February 28, 2003, the Distributor received the following CDSC from Class A, Class B, Class C and Class K shareholders:

FUND                                                       CLASS A               CLASS B               CLASS C               CLASS K
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                     $        5,500        $          674        $          327        $            0
Select Income Fund                                          79,710                   201                   719                     0
Tax-Free Bond Fund                                               0                 1,368                   850                     0
U.S. Government Securities Fund                             11,797                 4,336                 6,919                     0

NOTE 9 - SHARE INFORMATION. Changes in fund share transactions during the six months ended February 28, 2003 and the year/period ended August 31, 2002 were as follows:

                                         HIGH YIELD FUND                  SELECT INCOME FUND                TAX-FREE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                    SIX MONTHS             YEAR       SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                         ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                   FEBRUARY 28        AUGUST 31      FEBRUARY 28        AUGUST 31      FEBRUARY 28        AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                          2003             2002             2003             2002             2003             2002
                                     UNAUDITED         (Note 1)        UNAUDITED         (Note 1)        UNAUDITED         (Note 1)
Shares Sold
   Investor Class                   11,853,706       17,471,149       14,175,110       36,626,932        5,096,571       16,446,825
   Class A                          12,757,575          437,915       14,231,589           55,842          520,948           17,386
   Class B                             153,624           66,328           49,713           17,726           20,664           19,291
   Class C                           5,345,035        1,293,758          349,788          189,395          602,324          385,747
   Class K                              66,293          348,740          127,527        1,450,651                -                -
Shares Issued from
   Reinvestment of Distributions
      Investor Class                 3,351,820        9,608,525        1,431,000        4,804,639          190,876          390,632
        Class A                         48,539            2,342            4,333            1,129              718               96
        Class B                          3,178            1,533              559              270              316               28
        Class C                         60,306           98,867            8,023           18,427            1,454            1,513
        Class K                         12,275           22,188           25,897           55,348                -                -
====================================================================================================================================
                                    33,652,351       29,351,345       30,403,539       43,220,359        6,433,871       17,261,518
Shares Repurchased
   Investor Class                  (18,330,489)     (65,441,942)     (25,788,930)     (80,092,938)      (5,035,663)     (18,053,127)
   Class A                         (11,358,576)        (228,823)     (14,015,216)          (1,121)        (455,055)          (2,776)
   Class B                              (4,490)         (10,453)          (1,590)               0           (4,128)               0
   Class C                          (3,507,806)      (1,870,724)        (176,804)        (373,640)        (557,728)        (415,075)
   Class K                             (53,497)        (119,413)        (262,523)        (491,998)               -                -
====================================================================================================================================
                                   (33,254,858)     (67,671,355)     (40,245,063)     (80,959,697)      (6,052,574)     (18,470,978)
NET INCREASE
   (DECREASE) IN
   FUND SHARES                         397,493      (38,320,010)      (9,841,524)     (37,739,338)         381,297      (1,209,460)
====================================================================================================================================

                                                        U.S. GOVERNMENT
                                                        SECURITIES FUND
                                                SIX MONTHS                YEAR
                                                     ENDED               ENDED
                                               FEBRUARY 28           AUGUST 31
--------------------------------------------------------------------------------
                                                      2003                2002
                                                 UNAUDITED            (Note 1)

Shares Sold
   Investor Class                               10,998,778          37,212,864
   Class A                                       8,166,567             481,408
   Class B                                         133,673             136,154
   Class C                                       3,234,704           3,919,039
Shares Issued from
   Reinvestment of Distributions
      Investor Class                               664,343             707,328
        Class A                                      7,847                 272
        Class B                                      3,670                 814
        Class C                                     20,454              23,929
================================================================================
                                                23,230,036          42,481,808
Shares Repurchased
   Investor Class                              (10,450,130)        (34,732,073)
   Class A                                      (7,129,806)           (338,687)
   Class B                                         (51,151)             (8,740)
   Class C                                      (2,929,139)         (4,251,659)
================================================================================
                                               (20,560,226)        (39,331,159)
NET INCREASE IN
   FUND SHARES                                   2,669,810           3,150,649
================================================================================

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                        ENDED
                                                  FEBRUARY 28                              YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2003          2002          2001          2000          1999          1998
                                                    UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period               $    3.14     $    4.26     $    5.98     $    6.40     $    6.76     $    7.45
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.16          0.37          0.59          0.60          0.60          0.64
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.25         (1.13)        (1.72)        (0.42)        (0.19)        (0.29)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         0.41         (0.76)        (1.13)         0.18          0.41          0.35
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                         0.16          0.36          0.59          0.60          0.77          1.04
====================================================================================================================================
Net Asset Value - End of Period                     $    3.39     $    3.14     $    4.26     $    5.98     $    6.40     $    6.76
====================================================================================================================================

TOTAL RETURN                                           13.25%(a)    (18.07%)      (19.96%)        2.89%         6.53%         4.44%

RATIOS
Net Assets - End of Period ($000 Omitted)           $ 270,042     $ 259,795     $ 516,687     $ 787,537     $ 793,337     $ 641,394
Ratio of Expenses to Average Net Assets(b)(c)           0.62%(a)      1.26%         1.08%         1.00%         0.99%         0.86%
Ratio of Net Investment Income to Average Net
  Assets(c)                                             4.89%(a)     10.79%        11.31%         9.60%         9.13%         8.72%
Portfolio Turnover Rate                                   40%(a)        58%          111%           98%          154%          282%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the year ended
    August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    0.70% and 1.36%, respectively, and ratio of net investment income to average net assets would have been 4.81% and 10.69%, respectively.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A                           CLASS B
                                                                     SIX MONTHS            PERIOD       SIX MONTHS          PERIOD
                                                                          ENDED             ENDED            ENDED           ENDED
                                                                    FEBRUARY 28         AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003             2002(a)          2003            2002(a)
                                                                      UNAUDITED                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       3.18      $     3.39       $     3.13      $     3.39
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.16            0.14             0.14            0.14
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         0.24           (0.21)            0.25           (0.26)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.40           (0.07)            0.39           (0.12)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.16            0.14             0.14            0.14
====================================================================================================================================
Net Asset Value - End of Period                                    $       3.42      $     3.18       $     3.38      $     3.13
====================================================================================================================================

TOTAL RETURN(b)                                                          12.93%(c)       (2.00%)(c)       12.92%(c)       (3.64%)(c)

RATIOS

Net Assets - End of Period ($000 Omitted)                          $      5,676      $      672       $      709      $      180
Ratio of Expenses to Average Net Assets(d)                                0.51%(c)        1.09%(e)         0.91%(c)        1.81%(e)
Ratio of Net Investment Income to Average Net Assets                      4.88%(c)       10.67%(e)         4.49%(c)       10.09%(e)
Portfolio Turnover Rate                                                     40%(c)          58%(f)           40%(c)          58%(f)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS                                         PERIOD
                                                                            ENDED                                          ENDED
                                                                      FEBRUARY 28         YEAR ENDED AUGUST 31         AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2003             2002           2001           2000(a)
                                                                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                                $       3.12      $      4.25    $      5.97    $      6.31
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                        0.14             0.34           0.55           0.30
Net Gains or (Losses) on Securities (Both Realized and Unrealized)           0.25            (1.13)         (1.72)         (0.34)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                             0.39            (0.79)         (1.17)         (0.04)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                             0.14             0.34           0.55           0.30
====================================================================================================================================
Net Asset Value - End of Period                                      $       3.37      $      3.12    $      4.25    $      5.97
====================================================================================================================================

TOTAL RETURN(b)                                                            12.88%(c)       (18.85%)       (20.70%)        (0.52%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                            $     10,964      $     4,222    $     7,770    $     4,843
Ratio of Expenses to Average Net Assets(d)(e)                               1.00%(c)         2.00%          1.69%          1.60%(f)
Ratio of Net Investment Income to Average Net Assets(e)                     4.45%(c)         9.95%         10.75%          9.20%(f)
Portfolio Turnover Rate                                                       40%(c)           58%           111%            98%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the year ended
    August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    1.02% and 2.08%, respectively, and ratio of net investment income to average net assets would have been 4.43% and 9.87%, respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS K
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                        SIX MONTHS           YEAR         PERIOD
                                                                                             ENDED          ENDED          ENDED
                                                                                       FEBRUARY 28      AUGUST 31      AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              2003           2002           2001(a)
                                                                                         UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                                                  $      3.13    $      4.26    $      5.20
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                         0.15           0.36           0.40
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                            0.25          (1.13)         (0.94)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                              0.40          (0.77)         (0.54)
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                              0.15           0.36           0.40
====================================================================================================================================
Net Asset Value - End of Period                                                        $      3.38    $      3.13    $      4.26
====================================================================================================================================

TOTAL RETURN                                                                                13.16%(b)      (18.38%)      (11.15%)(b)

RATIOS
Net Assets - End of Period ($000 Omitted)                                              $       938    $       790    $         3
Ratio of Expenses to Average Net Assets(c)(d)                                                0.72%(b)        1.45%         1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)                                      4.80%(b)        9.85%        10.77%(e)
Portfolio Turnover Rate                                                                        40%(b)         58%           111%(f)

(a) From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the year ended August
    31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.47%, 2.62% and 3.56% (annualized), respectively, and ratio of net investment income to average net assets would have been 4.05%, 8.68% and 8.69% (annualized), respectively.

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                        ENDED
                                                  FEBRUARY 28                          YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2003          2002          2001          2000          1999          1998
                                                    UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period               $    5.03     $    5.79     $    6.06     $    6.15     $    6.68     $    6.66
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.15          0.33          0.43          0.43          0.43          0.43
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.26         (0.76)        (0.27)        (0.09)        (0.41)         0.19
====================================================================================================================================
Total from Investment Operations                         0.41         (0.43)         0.16          0.34          0.02          0.62
====================================================================================================================================
Less Dividends and Distributions                         0.15          0.33          0.43          0.43          0.55          0.60
====================================================================================================================================
Net Asset Value - End of Period                     $    5.29     $    5.03     $    5.79     $    6.06     $    6.15     $    6.68
====================================================================================================================================

TOTAL RETURN                                            8.16%(a)     (7.45%)        2.73%         5.78%         0.15%         9.58%

RATIOS
Net Assets - End of Period ($000 Omitted)           $ 284,051     $ 321,228     $ 593,629     $ 574,518     $ 549,438     $ 502,624
Ratio of Expenses to Average Net Assets(b)(c)           0.52%(a)      1.05%         1.05%         1.06%         1.06%         1.06%
Ratio of Net Investment Income to Average Net
   Assets(c)                                            2.84%(a)      6.37%         7.18%         7.10%         6.56%         6.36%
Portfolio Turnover Rate                                   41%(a)        60%           79%           82%          135%          140%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the years ended
    August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.77%, 1.39%, 1.32%, 1.19%, 1.16% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 2.59%, 6.03%, 6.91%, 6.97%, 6.46% and 6.32%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                CLASS A                         CLASS B
                                                                      SIX MONTHS         PERIOD       SIX MONTHS          PERIOD
                                                                           ENDED          ENDED            ENDED           ENDED
                                                                     FEBRUARY 28      AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2003        2002(a)             2003         2002(a)
                                                                       UNAUDITED                       UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period                              $       5.02      $     5.06      $      5.03      $     5.06
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.14            0.13             0.12            0.11
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         0.27           (0.04)            0.26           (0.03)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.41            0.09             0.38            0.08
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.14            0.13             0.12            0.11
====================================================================================================================================
Net Asset Value - End of Period                                    $       5.29      $     5.02      $      5.29      $     5.03
====================================================================================================================================

TOTAL RETURN(b)                                                           8.23%(c)        1.81%(c)         7.75%(c)        1.62%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      1,463      $      281      $       352      $       90
Ratio of Expenses to Average Net Assets(d)(e)                             0.49%(c)        1.07%(f)         0.90%(c)        1.86%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   2.23%(c)        6.02%(f)         2.38%(c)        4.99%(f)
Portfolio Turnover Rate                                                     41%(c)          60%(g)           41%(c)          60%(g)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of Class B were voluntarily absorbed by IFG for the six months ended February 28, 2003. If such expenses had not been voluntarily absorbed for Class B, ratio of expenses to expenses to average net assets would have been 1.42% and ratio of net investment income to average net assets would have been 1.86%.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                           PERIOD
                                                                          ENDED                                            ENDED
                                                                    FEBRUARY 28            YEAR ENDED AUGUST 31        AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002             2001            2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       5.03      $     5.79      $      6.06      $     6.02
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.13            0.29             0.39            0.21
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         0.26           (0.76)           (0.27)           0.04
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.39           (0.47)            0.12            0.25
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.13            0.29             0.39            0.21
====================================================================================================================================
Net Asset Value - End of Period                                    $       5.29      $     5.03      $      5.79      $     6.06
====================================================================================================================================

TOTAL RETURN(b)                                                           7.76%(c)       (8.14%)           1.97%           4.24%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      2,675      $    1,632      $     2,839      $      377
Ratio of Expenses to Average Net Assets(d)(e)                             0.90%(c)        1.80%            1.79%           1.83%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   2.45%(c)        5.61%            6.23%           6.42%(f)
Portfolio Turnover Rate                                                     41%(c)          60%              79%             82%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the years ended
    August 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.22%, 2.31% and 1.79%, respectively, and ratio of net investment income to average net assets would have been 2.13%, 5.10%
    and 6.23%, respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS K
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        SIX MONTHS           YEAR         PERIOD
                                                                                             ENDED          ENDED          ENDED
                                                                                       FEBRUARY 28      AUGUST 31      AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              2003           2002           2001(a)
                                                                                         UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                                                  $      5.02    $      5.78    $      5.93
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                         0.14           0.32           0.28
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                            0.27          (0.76)         (0.15)
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                              0.41          (0.44)          0.13
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                                              0.14           0.32           0.28
====================================================================================================================================
Net Asset Value - End of Period                                                        $      5.29    $      5.02    $      5.78
====================================================================================================================================

TOTAL RETURN                                                                                 8.05%(b)      (7.47%)         2.25%(b)

RATIOS
Net Assets - End of Period ($000 Omitted)                                              $     4,785    $     5,097    $         2
Ratio of Expenses to Average Net Assets(c)(d)                                                0.62%(b)       1.25%          1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)                                      2.75%(b)       6.13%          6.60%(e)
Portfolio Turnover Rate                                                                        41%(b)         60%            79%(f)

(a) From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the year ended August
    31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.85% and 3.63% (annualized), respectively, and ratio of net investment income would have been
    2.35%, 5.53% and 4.21% (annualized), respectively.

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS                                              PERIOD
                                                  ENDED                                               ENDED
                                            FEBRUARY 28              YEAR ENDED AUGUST 31         AUGUST 31       YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999(a)      1999        1998
                                              UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period         $   15.56    $   15.49   $    14.72    $   14.53    $   14.71    $   15.57   $   15.34
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.32         0.66         0.68         0.64         0.10         0.62        0.63
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  0.17         0.07         0.77         0.24        (0.18)       (0.40)       0.40
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   0.49         0.73         1.45         0.88        (0.08)        0.22        1.03
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                   0.32         0.66         0.68         0.69         0.10         1.08        0.80
====================================================================================================================================
Net Asset Value - End of Period               $   15.73    $   15.56   $    15.49$       14.72$       14.53    $   14.71   $   15.57
====================================================================================================================================

TOTAL RETURN                                      3.21%(b)      4.89        10.07         6.32       (0.53%)(b)    1.30%       6.87%

RATIOS
Net Assets - End of Period ($000 Omitted)     $ 202,770    $ 196,673   $  214,617    $ 178,154    $ 191,836    $ 201,791   $ 211,471
Ratio of Expenses to Average Net Assets(c)(d)     0.45%(b)      0.90         0.90         0.91        0.90%(e)     0.91%       0.91%
Ratio of Net Investment Income to
   Average Net Assets(d)                          2.08%(b)      4.33         4.46         4.45        4.08%(e)     4.03%       4.06%
Portfolio Turnover Rate                             13%(b)       33%          33%          50%           3%(b)       66%        173%

(a) From July 1, 1999 to August 31, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the years ended
    August 31, 2002, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.54%, 1.08%, 1.08%, 1.11%, 1.14%
    (annualized), 1.06% and 1.04%, respectively, and ratio of net investment income to average net assets would have been 1.99%,
    4.15%, 4.28%, 4.25%, 3.84% (annualized), 3.88% and 3.93%, respectively.

(e) Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               CLASS A                          CLASS B
                                                                     SIX MONTHS          PERIOD       SIX MONTHS          PERIOD
                                                                          ENDED           ENDED            ENDED           ENDED
                                                                    FEBRUARY 28       AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002(a)          2003            2002(a)
                                                                      UNAUDITED                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $      15.56      $    14.88      $     15.56      $    14.88
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.30            0.26             0.25            0.21
Net Gains on Securities (Both Realized and Unrealized)                     0.14            0.68             0.17            0.68
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.44            0.94             0.42            0.89
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.30            0.26             0.25            0.21
====================================================================================================================================
Net Asset Value - End of Period                                    $       15.70     $    15.56      $     15.73      $    15.56
====================================================================================================================================

TOTAL RETURN(b)                                                           2.87%(c)        6.37%(c)         2.74%(c)        6.00%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      1,277      $      229      $       569      $      301
Ratio of Expenses to Average Net Assets(d)(e)                             0.55%(c)        1.10%(f)         0.90%(c)        1.80%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   1.93%(c)        3.86%(f)         1.61%(c)        3.13%(f)
Portfolio Turnover Rate                                                     13%(c)          33%(g)           13%(c)          33%(g)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the period ended
    August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    0.75% and 1.70% (annualized), respectively, for Class A and 1.00% and 2.39% (annualized), respectively, for Class B, and ratio of net investment income to average net assets would have been 1.73% and 3.26% (annualized), respectively, for Class A and 1.50%
    and 2.54% (annualized), respectively for Class B.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                           PERIOD
                                                                          ENDED                                            ENDED
                                                                    FEBRUARY 28         YEAR ENDED AUGUST 31           AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002             2001            2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $      17.58      $    17.50      $     14.71      $    14.05
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.30            0.62             0.58            0.29
Net Gains on Securities (Both Realized and Unrealized)                     0.20            0.08             2.79            0.66
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.50            0.70             3.37            0.95
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.30            0.62             0.58            0.29
====================================================================================================================================
Net Asset Value - End of Period                                    $      17.78      $    17.58      $     17.50      $    14.71
====================================================================================================================================

TOTAL RETURN(b)                                                           2.87%(c)        4.12%           23.26%           6.86%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      1,624      $      797      $     1,279      $        1
Ratio of Expenses to Average Net Assets(d)(e)                             0.82%(c)        1.65%            1.66%           1.66%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   1.69%(c)        3.59%            3.58%           3.79%(f)
Portfolio Turnover Rate                                                     13%(c)          33%              33%             50%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the years ended
    August 31, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 2.01%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 1.43%, 3.23%, 3.40% and (1.45%) (annualized), respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                        ENDED
                                                  FEBRUARY 28                              YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2003          2002          2001          2000          1999          1998
                                                    UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period               $    7.65     $    7.41     $    7.05     $    6.81     $    7.99     $    7.49
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.11          0.30          0.36          0.36          0.35          0.40
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                        0.13          0.24          0.36          0.24         (0.58)         0.67
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                         0.24          0.54          0.72          0.60         (0.23)         1.07
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                         0.25          0.30          0.36          0.36          0.95          0.57
====================================================================================================================================
Net Asset Value - End of Period                     $    7.64     $    7.65     $    7.41     $    7.05     $    6.81     $    7.99
====================================================================================================================================

TOTAL RETURN                                            3.23%(a)      7.52%        10.45%         9.12%        (3.40%)       14.75%

RATIOS
Net Assets - End of Period ($000 Omitted)           $ 168,059     $ 158,974     $ 130,510     $  74,870     $  79,899     $  79,485
Ratio of Expenses to Average Net Assets(b)(c)           0.50%(a)      1.00%         1.00%         1.02%         1.01%         1.01%
Ratio of Net Investment Income to Average Net
   Assets(c)                                            1.39%(a)      4.08%         4.87%         5.28%         4.80%         5.22%
Portfolio Turnover Rate                                   89%(a)       166%           90%           21%          114%          323%

(a) Based on operations for the period shown and, accordingly, is not representative of a full year.

(b) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(c) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003 and the years ended
    August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.71%, 1.43%, 1.43%, 1.61%, 1.60% and 1.41%, respectively, and ratio of net investment income to average net assets would have been 1.18%, 3.65%, 4.44%, 4.69%, 4.21% and 4.82%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - CLASS A & CLASS B
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                CLASS A                         CLASS B
                                                                     SIX MONTHS          PERIOD       SIX MONTHS          PERIOD
                                                                          ENDED           ENDED            ENDED           ENDED
                                                                    FEBRUARY 28       AUGUST 31      FEBRUARY 28       AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002(a)          2003            2002(a)
                                                                      UNAUDITED                        UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       9.31      $     7.20      $      7.65      $     7.20
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.12            0.12             0.08            0.09
Net Gains on Securities (Both Realized and Unrealized)                     0.18            2.11             0.13            0.45
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.30            2.23             0.21            0.54
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.27            0.12             0.22            0.09
====================================================================================================================================
Net Asset Value - End of Period                                    $       9.34      $     9.31      $      7.64      $     7.65
====================================================================================================================================

TOTAL RETURN(b)                                                           3.24%(c)       31.08%(c)(d)      2.84%(c)        7.56%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $     11,096      $    1,331      $     1,639      $      981
Ratio of Expenses to Average Net Assets(e)(f)                             0.55%(c)        1.06%(g)         0.87%(c)        1.72%(g)
Ratio of Net Investment Income to Average Net Assets(f)                   1.23%(c)        3.11%(g)         1.00%(c)        2.95%(g)
Portfolio Turnover Rate                                                     89%(c)         166%(h)           89%(c)         166%(h)

(a) From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charge for Class A or CDSC for Class B is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Total Return includes large fluctuations in asset size and shareholder transactions.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of each Class were voluntarily absorbed by IFG for the six months ended February 28, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.57% for Class A and 1.03% for Class B, and ratio of net investment income to average net assets would have been 1.21% for Class A and 0.84% for Class B.

(g) Annualized

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - CLASS C
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     SIX MONTHS                                            PERIOD
                                                                          ENDED                                             ENDED
                                                                    FEBRUARY 28            YEAR ENDED AUGUST 31           AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2003            2002             2001            2000(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                              $       7.64      $     7.40      $      7.06      $     6.72
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.08            0.25             0.30            0.17
Net Gains or on Securities (Both Realized and Unrealized)                  0.13            0.24             0.34            0.34
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.21            0.49             0.64            0.51
====================================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                           0.22            0.25             0.30            0.17
====================================================================================================================================
Net Asset Value - End of Period                                    $       7.63      $     7.64      $      7.40      $     7.06
====================================================================================================================================

TOTAL RETURN(b)                                                           2.85%(c)        6.72%            9.23%           7.64%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)                          $      7,792      $    5,309      $     7,431      $      241
Ratio of Expenses to Average Net Assets(d)(e)                             0.87%(c)        1.75%            1.70%           1.94%(f)
Ratio of Net Investment Income to Average Net Assets(e)                   1.01%(c)        3.40%            3.81%           4.65%(f)
Portfolio Turnover Rate                                                     89%(c)         166%              90%             21%(g)

(a) From February 15, 2000, since inception of Class, to August 31, 2000.

(b) The applicable CDSC is not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2003, the years ended
    August 31, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.16%, 2.04%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.72%, 3.11%, 3.69% and 4.30% (annualized), respectively.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

[INVESCO ICON] INVESCO(R)

1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM)  Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

SINC 900442 3/02

                                                                      APPENDIX V
                 PRO FORMA COMBINING SCHEDULE OF INVESTMENTS *
              OF INVESCO HIGH YIELD FUND INTO AIM HIGH YIELD FUND
                                JANUARY 31, 2003
                                  (UNAUDITED)

                  PRINCIPAL AMOUNT
------------------------------------------------------------
   INVESCO               AIM                AIM
 HIGH YIELD          HIGH YIELD         HIGH YIELD
    FUND                FUND               FUND
                                        PRO FORMA
                                        COMBINING
--------------------------------------------------------------------------------------------------------------------------
                                                            BONDS & NOTES- 92.07%
                                                            ADVERTISING- 0.20%
                                                            RH Donnelley Finance Corp. I, Sr. Notes, 8.88%,
   $         -     $2,340,000         $ 2,340,000           12/15/10                                               (a)
--------------------------------------------------------------------------------------------------------------------------

                                                            AEROSPACE & DEFENSE- 0.40%
                                                            Dunlop Standard Aerospace Holdings PLC (United
                                                            Kingdom), Sr. Unsec. Sub. Yankee Notes, 11.88%,
                    3,525,000           3,525,000           05/15/09
--------------------------------------------------------------------------------------------------------------------------

     1,275,000                          1,275,000           L-3 Communications. Sr. Sub. Notes, 7.63% , 6/15/12
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                            AGRICULTURAL PRODUCTS- 0.16%
                                                            Central Garden & Pet Co., Sr. Sub. Notes, 9.13%,
       625,000      1,345,000           1,970,000           02/01/13                                               (a)
--------------------------------------------------------------------------------------------------------------------------

                                                            AIRLINES- 0.99%
                                                            Air Canada (Canada), Sr. Unsec. Global Notes, 10.25%,
                    8,130,000           8,130,000           03/15/11
--------------------------------------------------------------------------------------------------------------------------

                                                            Northwest Airlines Inc.,
                    7,780,000           7,780,000                Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06
--------------------------------------------------------------------------------------------------------------------------

                    3,760,000           3,760,000                 Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


                                                            ALTERNATIVE CARRIERS- 0.74%
     2,250,000                          2,250,000           Block Communications, Notes, 9.25%, 04/15/09
--------------------------------------------------------------------------------------------------------------------------

                    2,680,000           2,680,000           LCI International, Inc. Sr. Notes, 7.25%, 06/15/07
--------------------------------------------------------------------------------------------------------------------------
                                                            Level 3 Communications, Sr. Disc. Notes, 10.50%,       (b)
    10,475,000                         10,475,000           12/01/08
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------

                                                            APPAREL RETAIL- 1.85%
--------------------------------------------------------------------------------------------------------------------------
                                                            Big 5 Corp.-Series B, Sr. Unsec. Notes, 10.88%,
                    7,579,000           7,579,000           11/15/07
--------------------------------------------------------------------------------------------------------------------------
                                                            Gap, Inc. (The), Unsec. Unsub. Global Notes, 9.90%,
                    8,085,000           8,085,000           12/15/05
--------------------------------------------------------------------------------------------------------------------------
                                                            Mothers Work, Inc., Sr. Unsec. Gtd. Notes, 11.25%,
                    5,790,000           5,790,000           08/01/10
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                            APPAREL, ACCESSORIES & LUXURY GOODS- 0.88%
                                                            Perry Ellis International, Inc.-Series B, Sr. Sec.
                    1,790,000           1,790,000           Notes, 9.50%, 03/15/09
--------------------------------------------------------------------------------------------------------------------------
                                                            Russell Corp., Sr. Unsec. Gtd. Global Notes,  9.25%,
                    4,400,000           4,400,000           05/01/10
--------------------------------------------------------------------------------------------------------------------------
                                                            Samsonite Corp., Sr. Unsec. Sub Notes, 10.75%,
                      150,000             150,000           06/15/08
--------------------------------------------------------------------------------------------------------------------------
                                                            William Carter Co. (The)-Series B, Sr. Unsec. Gtd.
                    3,805,000           3,805,000           Sub. Global Notes, 10.88%, 08/15/11
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                            AUTO PARTS & EQUIPMENT- 0.83%
                                                            American Axle & Manufacturing, Sr. Sub. Notes, 9.75%,
     1,000,000                          1,000,000           03/01/09
--------------------------------------------------------------------------------------------------------------------------

     1,800,000                          1,800,000           Dana Corp, Notes, 10.13%, 03/15/10
--------------------------------------------------------------------------------------------------------------------------
                                                            Dura Operating Corp.-Series B, Sr. Unsec. Gtd. Global
       830,000        425,000           1,255,000           Notes, 8.63%, 04/15/12
--------------------------------------------------------------------------------------------------------------------------
                                                            Intermet Corp., Sr. Unsec. Gtd. Global Notes, 9.75%,
                    2,670,000           2,670,000           06/15/09
--------------------------------------------------------------------------------------------------------------------------
                                                            Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd.  (a)(c)
                   23,770,000          23,770,000           Sub. Notes, 10.25%, 03/15/07
--------------------------------------------------------------------------------------------------------------------------

     1,000,000                          1,000,000           Lear Corp.-Series B, Sr. Notes, 7.96% 05/15/05
--------------------------------------------------------------------------------------------------------------------------

     1,275,000                          1,275,000           Metaldyne Corp., Sr. Sub. Notes, 11.00%, 06/15/12
--------------------------------------------------------------------------------------------------------------------------

     1,595,000                          1,595,000           Universal Compression, Sr. Disc. Notes, 9.88%, 02/15/08(b)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                            BANKS- 0.50%
                                                            Western Financial Bank, Unsec. Sub. Deb., 9.63%,
                    6,300,000           6,300,000           05/15/12
--------------------------------------------------------------------------------------------------------------------------

                                                            BROADCASTING & CABLE TV- 14.26%
                                                            Acme Communications, Inc.-Series B, Sr. Unsec. Unsub.
     1,235,000     14,105,000          15,340,000           Gtd. Notes, 10.88%, 09/30/04
--------------------------------------------------------------------------------------------------------------------------

                                                            Adelphia Communications Corp.
                    4,220,000           4,220,000                Series B, Sr. Unsec. Notes, 9.88%, 03/01/07       (c)
--------------------------------------------------------------------------------------------------------------------------

     1,750,000              -           1,750,000                Sr. Notes, 10.25%, 06/15/11                       (c)
--------------------------------------------------------------------------------------------------------------------------

                    9,595,000           9,595,000                Sr. Unsec. Notes, 10.88%, 10/01/10                (c)
--------------------------------------------------------------------------------------------------------------------------
                                                            Allbritton Communications Co., Sr. Sub. Notes,  7.75%, (a)
       760,000      7,950,000           8,710,000           12/15/12

                                                                                    MARKET VALUE
                                                             --------------------------------------------------------------
                                                                  INVESCO                AIM                     AIM
                                                                HIGH YIELD           HIGH YIELD               HIGH YIELD
                                                                   FUND                 FUND                     FUND
                                                                                                              PRO FORMA
                                                                                                              COMBINING
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES- 92.07%
ADVERTISING- 0.20%
RH Donnelley Finance Corp. I, Sr. Notes, 8.88%,
12/15/10                                               (a)    $         -       $     2,503,800         $        2,503,800
---------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE- 0.40%
Dunlop Standard Aerospace Holdings PLC (United
Kingdom), Sr. Unsec. Sub. Yankee Notes, 11.88%,
05/15/09                                                                              3,595,500                  3,595,500
---------------------------------------------------------------------------------------------------------------------------

L-3 Communications. Sr. Sub. Notes, 7.63% , 6/15/12             1,332,375                                        1,332,375
---------------------------------------------------------------------------------------------------------------------------
                                                                1,332,375             3,595,500                  4,927,875
---------------------------------------------------------------------------------------------------------------------------

AGRICULTURAL PRODUCTS- 0.16%
Central Garden & Pet Co., Sr. Sub. Notes, 9.13%,
02/01/13                                               (a)        643,750             1,385,350                  2,029,100
---------------------------------------------------------------------------------------------------------------------------

AIRLINES- 0.99%
Air Canada (Canada), Sr. Unsec. Global Notes, 10.25%,
03/15/11                                                                              3,943,050                  3,943,050
---------------------------------------------------------------------------------------------------------------------------

Northwest Airlines Inc.,
     Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06                                           5,173,700                  5,173,700
---------------------------------------------------------------------------------------------------------------------------

      Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04                                       3,064,400                  3,064,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                     12,181,150                 12,181,150
---------------------------------------------------------------------------------------------------------------------------

ALTERNATIVE CARRIERS- 0.74%
Block Communications, Notes, 9.25%, 04/15/09                    2,345,625                                        2,345,625
---------------------------------------------------------------------------------------------------------------------------

LCI International, Inc. Sr. Notes, 7.25%, 06/15/07                                    1,514,200                  1,514,200
---------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Sr. Disc. Notes, 10.50%,       (b)
12/01/08                                                        5,289,875                                        5,289,875
---------------------------------------------------------------------------------------------------------------------------

                                                                7,635,500             1,514,200                  9,149,700
---------------------------------------------------------------------------------------------------------------------------

APPAREL RETAIL- 1.85%
Big 5 Corp.-Series B, Sr. Unsec. Notes, 10.88%,
11/15/07                                                                              7,920,055                  7,920,055
---------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Global Notes, 9.90%,
12/15/05                                                                              8,731,800                  8,731,800
---------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., Sr. Unsec. Gtd. Notes, 11.25%,
08/01/10                                                                              6,195,300                  6,195,300
---------------------------------------------------------------------------------------------------------------------------
                                                                                     22,847,155                 22,847,155
---------------------------------------------------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS- 0.88%
Perry Ellis International, Inc.-Series B, Sr. Sec.
Notes, 9.50%, 03/15/09                                                                1,843,700                  1,843,700
---------------------------------------------------------------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,  9.25%,
05/01/10                                                                              4,708,000                  4,708,000
---------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., Sr. Unsec. Sub Notes, 10.75%,
06/15/08                                                                                127,500                    127,500
---------------------------------------------------------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec. Gtd.
Sub. Global Notes, 10.88%, 08/15/11                                                   4,214,037                  4,214,037
---------------------------------------------------------------------------------------------------------------------------
                                                                                     10,893,237                 10,893,237
---------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT- 0.83%
American Axle & Manufacturing, Sr. Sub. Notes, 9.75%,
03/01/09                                                        1,076,250                                        1,076,250
---------------------------------------------------------------------------------------------------------------------------

Dana Corp, Notes, 10.13%, 03/15/10                              1,804,500                                        1,804,500
---------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.-Series B, Sr. Unsec. Gtd. Global
Notes, 8.63%, 04/15/12                                            823,775               425,000                  1,248,775
---------------------------------------------------------------------------------------------------------------------------
Intermet Corp., Sr. Unsec. Gtd. Global Notes, 9.75%,
06/15/09                                                                              2,362,950                  2,362,950
---------------------------------------------------------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd.    (a)(c)(d)
Sub. Notes, 10.25%, 03/15/07                                                                  2                          2
---------------------------------------------------------------------------------------------------------------------------

Lear Corp.-Series B, Sr. Notes, 7.96% 05/15/05                  1,052,500                                        1,052,500
---------------------------------------------------------------------------------------------------------------------------

Metaldyne Corp., Sr. Sub. Notes, 11.00%, 06/15/12                 994,500                                          994,500
---------------------------------------------------------------------------------------------------------------------------

Universal Compression, Sr. Disc. Notes, 9.88%, 02/15/08  (b)    1,658,800                                        1,658,800
---------------------------------------------------------------------------------------------------------------------------
                                                                7,410,325             2,787,952                 10,198,277
---------------------------------------------------------------------------------------------------------------------------

BANKS- 0.50%
Western Financial Bank, Unsec. Sub. Deb., 9.63%,
05/15/12                                                                              6,174,000                  6,174,000
---------------------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV- 14.26%
 Acme Communications, Inc.-Series B, Sr. Unsec. Unsub.
 Gtd. Notes, 10.88%, 09/30/04                                    1,262,787            14,492,887                 15,755,674
----------------------------------------------------------------------------------------------------------------------------

 Adelphia Communications Corp.
      Series B, Sr. Unsec. Notes, 9.88%, 03/01/07        (c)                           1,888,450                  1,888,450
----------------------------------------------------------------------------------------------------------------------------

      Sr. Notes, 10.25%, 06/15/11                        (c)       752,500                     -                    752,500
----------------------------------------------------------------------------------------------------------------------------

      Sr. Unsec. Notes, 10.88%, 10/01/10                 (c)                           4,293,762                  4,293,762
----------------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., Sr. Sub. Notes,  7.75%,  (a)
 12/15/12                                                          752,400             7,890,375                  8,642,775
----------------------------------------------------------------------------------------------------------------------------

                  PRINCIPAL AMOUNT
------------------------------------------------------------
   INVESCO             AIM                AIM
 HIGH YIELD        HIGH YIELD         HIGH YIELD
    FUND              FUND               FUND
                                      PRO FORMA
                                      COMBINING
----------------------------------------------------------------------------------------------------------------------------
                                                            Alliance Atlantis Communications Inc. (Canada), Sr.
   $         -   $  7,045,000        $  7,045,000           Unsec. Sub. Yankee Notes, 13.00%, 12/15/09
----------------------------------------------------------------------------------------------------------------------------
       925,000                            925,000           Century Communications, Sr. Notes, 9.50%, 03/01/05      (c)
----------------------------------------------------------------------------------------------------------------------------
                                                            Chancellor Media Los Angeles-Series B, Sr. Sub. Notes,
     7,565,000                          7,565,000           8.13%, 12/15/07
----------------------------------------------------------------------------------------------------------------------------
                                                            Charter Communications Holdings, LLC/Charter
                                                            Communications Holdings Capital Corp.,
     1,500,000                          1,500,000                Sr. Notes, 8.25%, 04/01/07
----------------------------------------------------------------------------------------------------------------------------
                   11,460,000          11,460,000                Sr. Unsec. Sub. Disc. Notes, 9.92%, 04/01/11      (b)
----------------------------------------------------------------------------------------------------------------------------
                    4,610,000           4,610,000                Sr. Unsec. Sub. Global Notes, 11.13%, 01/15/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Comcast UK Cable Partners Ltd. (Bermuda), Sr. Unsec.
                    9,395,000           9,395,000           Yankee Deb., 11.20%, 11/15/07
----------------------------------------------------------------------------------------------------------------------------
                                                            CSC Holdings Inc.-Series B, Sr. Unsec. Notes, 7.63%,
                    9,895,000           9,895,000           04/01/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Echostar DBS Corp.,
     1,500,000                          1,500,000                Sr. Notes, 9.13%, 01/15/09
----------------------------------------------------------------------------------------------------------------------------
                    4,605,000           4,605,000                Sr. Unsec. Global Notes, 10.38%, 10/01/07
----------------------------------------------------------------------------------------------------------------------------
                                                            Granite Broadcasting Corp., Sr. Sub. Notes, 10.38%,
                    1,778,000           1,778,000           05/15/05
----------------------------------------------------------------------------------------------------------------------------
                                                            Gray Television Inc., Sr. Unsec. Gtd. Sub. Global
     1,570,000      2,230,000           3,800,000           Notes, 9.25%, 12/15/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Insight Midwest, L.P., Sr. Unsec. Global Notes,
                    6,435,000           6,435,000           10.50%, 11/01/10
----------------------------------------------------------------------------------------------------------------------------
                                                            Knology Holdings, Inc., Sr. Unsec. Notes, 12.00%,      (a)
                   10,698,000          10,698,000           11/30/09
----------------------------------------------------------------------------------------------------------------------------
                                                            LBI Media Inc., Sr. Unsec. Gtd. Sub. Notes, 10.13%,    (a)
                    5,340,000           5,340,000           07/15/12
----------------------------------------------------------------------------------------------------------------------------
                                                            LIN Holdings Corp., Sr. Unsec. Disc. Notes, 10.00%,    (b)
                    7,135,000           7,135,000           03/01/08
----------------------------------------------------------------------------------------------------------------------------
                    8,140,000           8,140,000           Mediacomm LLC, Sr. Unsec. Notes, 9.50%, 01/15/13
----------------------------------------------------------------------------------------------------------------------------
                                                            Paxson Communications, Sr. Disc. Notes, 12.25%,
     1,000,000                          1,000,000           01/15/09                                               (b)
----------------------------------------------------------------------------------------------------------------------------
                                                            Nextmedia Operating Inc., Sr. Unsec. Gtd. Sub. Notes,
                    4,515,000                               10.75%, 07/01/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Pegasus Communications Corp.-Series B,
                    7,700,000           7,700,000                Sr. Notes, 9.63%, 10/15/05
----------------------------------------------------------------------------------------------------------------------------
                   11,960,000          11,960,000                Sr. Unsec. Notes, 12.50%, 08/01/07
----------------------------------------------------------------------------------------------------------------------------
                                                            Radio One, Inc.-Series B, Sr. Unsec. Gtd. Sub. Global
                    6,595,000           6,595,000           Notes, 8.88%, 07/01/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Renaissance Media Group LLC, Sr. Unsec. Disc. Notes,
     3,498,000                          3,498,000           10.00%, 4/15/08                                        (b)
----------------------------------------------------------------------------------------------------------------------------
                                                            Salem Communications Holding Corp.-Series B, Sr.
                    5,070,000           5,070,000           Unsec. Gtd. Sub. Global Notes, 9.00%, 07/01/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Sinclair Broadcast Group, Inc.,
       775,000                            775,000                Sr. Sub. Notes, 8.00%, 03/15/12                   (a)
----------------------------------------------------------------------------------------------------------------------------
     1,690,000                          1,690,000                 Sr. Unsec. Gtd. Sub. Notes, 8.75%, 12/15/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Spanish Broadcasting System, Inc., Sr. Unsec. Gtd.
                    6,114,000           6,114,000           Sub. Global  Notes, 9.63%, 11/01/09
----------------------------------------------------------------------------------------------------------------------------
                                                            Star Choice Communication (Canada), Sr. Notes, 13.00%
     9,300,000                          9,300,000           12/15/05
----------------------------------------------------------------------------------------------------------------------------
     3,100,000                          3,100,000           TCI Communications, Sr. Notes, 6.38%, 05/01/03
----------------------------------------------------------------------------------------------------------------------------
                                                            United Pan-Europe Communications N.V.
                                                            (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
                   12,385,000          12,385,000                11.25%, 02/01/10                                  (c)
----------------------------------------------------------------------------------------------------------------------------
                    8,200,000           8,200,000                11.50%, 02/01/10                                  (c)
----------------------------------------------------------------------------------------------------------------------------
       400,000                            400,000           Sun Media Corp. (Canada), Sr. Notes, 7.63%, 02/15/13   (a)
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------

                                                            BUILDING PRODUCTS- 0.37%
                                                            Associated Materials Inc., Sr. Unsec. Sub. Global
                    1,780,000           1,780,000           Notes, 9.75%, 04/15/12
----------------------------------------------------------------------------------------------------------------------------
                                                            Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd. Sub.
                    2,660,000           2,660,000           Notes, 10.50%, 05/01/09
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                            CASINOS & GAMBLING- 4.52%
                                                            Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub. Global
                    2,320,000           2,320,000           Notes, 10.75%, 02/15/09
----------------------------------------------------------------------------------------------------------------------------
     1,900,000                          1,900,000           Argosy Gaming, Sr. Sub. Notes, 9.00%, 09/01/11
----------------------------------------------------------------------------------------------------------------------------
                                                            Boyd Gaming Corp.,
                    4,705,000           4,705,000                Sr. Unsec. Gtd. Global Notes, 9.25%, 08/01/09
----------------------------------------------------------------------------------------------------------------------------
                    4,450,000           4,450,000                Sr. Unsec. Sub. Global Notes, 8.75%, 04/15/12
----------------------------------------------------------------------------------------------------------------------------
                                                            Chumash Casino & Resort Enterprise, Sr. Notes, 9.00%,  (a)
       785,000                            785,000           07/15/10
----------------------------------------------------------------------------------------------------------------------------
                                                            Herbst Gaming, Inc.,
                    4,450,000           4,450,000                Series B, Sr. Sec. Global Notes, 10.75%, 09/01/08
----------------------------------------------------------------------------------------------------------------------------
                      925,000             925,000                Sr. Sec. Notes, 10.75%, 09/01/08                  (a)
----------------------------------------------------------------------------------------------------------------------------
                                                            Hollywood Casino Corp., Sr. Sec. Gtd. Mortgage Notes,
     3,200,000      6,410,000           9,610,000           11.25%, 05/01/07
----------------------------------------------------------------------------------------------------------------------------
                                                            Hollywood Casino Corp./Shreveport Capital Corp., Sr.
                    2,960,000           2,960,000           Unsec. Gtd. Mortgage Notes, 13.00%, 08/01/06
----------------------------------------------------------------------------------------------------------------------------
                                                            Hollywood Park/Hollywood Park Operating-Series B, Sr.
     1,710,000                          1,710,000           Sub. Notes, 9.50%, 08/01/07
----------------------------------------------------------------------------------------------------------------------------
                                                                                    MARKET VALUE
                                                             --------------------------------------------------------------
                                                                  INVESCO                AIM                     AIM
                                                                HIGH YIELD           HIGH YIELD               HIGH YIELD
                                                                   FUND                 FUND                     FUND
                                                                                                              PRO FORMA
                                                                                                              COMBINING
---------------------------------------------------------------------------------------------------------------------------
Alliance Atlantis Communications Inc. (Canada), Sr.
Unsec. Sub. Yankee Notes, 13.00%, 12/15/09                    $         -       $     7,925,625         $        7,925,625
---------------------------------------------------------------------------------------------------------------------------
Century Communications, Sr. Notes, 9.50%, 03/01/05      (c)       259,000                                          259,000
---------------------------------------------------------------------------------------------------------------------------
Chancellor Media Los Angeles-Series B, Sr. Sub. Notes,
8.13%, 12/15/07                                                 7,872,366                                        7,872,366
---------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp.,
     Sr. Notes, 8.25%, 04/01/07                                   727,500                                          727,500
---------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Sub. Disc. Notes, 9.92%, 04/01/11      (b)                            4,985,100                  4,985,100
---------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Sub. Global Notes, 11.13%, 01/15/11                                   2,328,050                  2,328,050
---------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr. Unsec.
Yankee Deb., 11.20%, 11/15/07                                                         6,811,375                  6,811,375
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes, 7.63%,
04/01/11                                                                              9,548,675                  9,548,675
---------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp.,
     Sr. Notes, 9.13%, 01/15/09                                 1,582,500                                        1,582,500
---------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Global Notes, 10.38%, 10/01/07                                        4,973,400                  4,973,400
---------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes, 10.38%,
05/15/05                                                                              1,626,870                  1,626,870
---------------------------------------------------------------------------------------------------------------------------
Gray Television Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 9.25%, 12/15/11                                          1,679,900             2,380,525                  4,060,425
---------------------------------------------------------------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Global Notes,
10.50%, 11/01/10                                                                      6,402,825                  6,402,825
---------------------------------------------------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsec. Notes, 12.00%,      (a)
11/30/09                                                                              6,445,545                  6,445,545
---------------------------------------------------------------------------------------------------------------------------
LBI Media Inc., Sr. Unsec. Gtd. Sub. Notes, 10.13%,    (a)
07/15/12                                                                              5,633,700                  5,633,700
---------------------------------------------------------------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes, 10.00%,    (b)
03/01/08                                                                              7,313,375                  7,313,375
---------------------------------------------------------------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%, 01/15/13                                      7,855,100                  7,855,100
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications, Sr. Disc. Notes, 12.25%,
01/15/09                                               (b)        675,000                                          675,000
---------------------------------------------------------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd. Sub. Notes,
10.75%, 07/01/11                                                                      4,853,625                  4,853,625
---------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B,
     Sr. Notes, 9.63%, 10/15/05                                                       5,582,500                  5,582,500
---------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Notes, 12.50%, 08/01/07                                               8,431,800                  8,431,800
---------------------------------------------------------------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd. Sub. Global
Notes, 8.88%, 07/01/11                                                                7,089,625                  7,089,625
---------------------------------------------------------------------------------------------------------------------------
Renaissance Media Group LLC, Sr. Unsec. Disc. Notes,
10.00%, 4/15/08                                        (b)      3,008,280                                        3,008,280
---------------------------------------------------------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B, Sr.
Unsec. Gtd. Sub. Global Notes, 9.00%, 07/01/11                                        5,348,850                  5,348,850
---------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
      Sr. Sub. Notes, 8.00%, 03/15/12                   (a)       798,250                                          798,250
---------------------------------------------------------------------------------------------------------------------------
      Sr. Unsec. Gtd. Sub. Notes, 8.75%, 12/15/11               1,804,075                                        1,804,075
---------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., Sr. Unsec. Gtd.
 Sub. Global  Notes, 9.63%, 11/01/09                                                  6,327,990                  6,327,990
---------------------------------------------------------------------------------------------------------------------------
 Star Choice Communication (Canada), Sr. Notes, 13.00%
 12/15/05                                                       8,835,000                                        8,835,000
---------------------------------------------------------------------------------------------------------------------------
 TCI Communications, Sr. Notes, 6.38%, 05/01/03                 3,099,904                                        3,099,904
---------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications N.V.
 (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
      11.25%, 02/01/10                                  (c)                           1,300,425                  1,300,425
---------------------------------------------------------------------------------------------------------------------------
      11.50%, 02/01/10                                  (c)                             861,000                    861,000
---------------------------------------------------------------------------------------------------------------------------
 Sun Media Corp. (Canada), Sr. Notes, 7.63%, 02/15/13   (a)       403,000                                          403,000
---------------------------------------------------------------------------------------------------------------------------

                                                               33,512,462           142,591,454                176,103,916
---------------------------------------------------------------------------------------------------------------------------

 BUILDING PRODUCTS- 0.37%
 Associated Materials Inc., Sr. Unsec. Sub. Global
 Notes, 9.75%, 04/15/12                                                               1,895,700                  1,895,700
---------------------------------------------------------------------------------------------------------------------------
 Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd. Sub.
 Notes, 10.50%, 05/01/09                                                              2,686,600                  2,686,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                      4,582,300                  4,582,300
---------------------------------------------------------------------------------------------------------------------------

CASINOS & GAMBLING- 4.52%
Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 10.75%, 02/15/09                                                               2,470,800                  2,470,800
---------------------------------------------------------------------------------------------------------------------------
Argosy Gaming, Sr. Sub. Notes, 9.00%, 09/01/11                  1,995,000                                        1,995,000
---------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.,
     Sr. Unsec. Gtd. Global Notes, 9.25%, 08/01/09                                    5,128,450                  5,128,450
---------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Sub. Global Notes, 8.75%, 04/15/12                                    4,672,500                  4,672,500
---------------------------------------------------------------------------------------------------------------------------
Chumash Casino & Resort Enterprise, Sr. Notes, 9.00%,  (a)
07/15/10                                                          831,119                                          831,119
---------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc.,
     Series B, Sr. Sec. Global Notes, 10.75%, 09/01/08                                4,705,875                  4,705,875
---------------------------------------------------------------------------------------------------------------------------
     Sr. Sec. Notes, 10.75%, 09/01/08                  (a)                              978,187                    978,187
---------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., Sr. Sec. Gtd. Mortgage Notes,
11.25%, 05/01/07                                                3,432,000             6,906,775                 10,338,775
---------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital Corp., Sr.
Unsec. Gtd. Mortgage Notes, 13.00%, 08/01/06                                          2,619,600                  2,619,600
---------------------------------------------------------------------------------------------------------------------------
Hollywood Park/Hollywood Park Operating-Series B, Sr.
Sub. Notes, 9.50%, 08/01/07                                     1,543,275                                        1,543,275
---------------------------------------------------------------------------------------------------------------------------

                  PRINCIPAL AMOUNT
------------------------------------------------------------
   INVESCO              AIM               AIM
  HIGH YIELD         HIGH YIELD        HIGH YIELD
     FUND              FUND              FUND
                                       PRO FORMA
                                       COMBINING
---------------------------------------------------------------------------------------------------------------------------
                                                            Mandalay Resort Group,
$    1,000,000     $        -        $  1,000,000                Sr. Notes, 9.50%, 08/01/08
---------------------------------------------------------------------------------------------------------------------------

     1,500,000                          1,500,000                Sr. Sub. Notes, 9.38%, 02/15/10
---------------------------------------------------------------------------------------------------------------------------
                                                            Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Sub.
                    1,370,000           1,370,000           Global Notes, 8.00%, 04/01/12
---------------------------------------------------------------------------------------------------------------------------
                                                            Park Place Entertainment Corp.
     1,150,000                          1,150,000                Sr. Sub. Notes, 7.88%, 12/15/05
---------------------------------------------------------------------------------------------------------------------------

     3,615,000                          3,615,000                Sr. Sub. Notes, 8.13%, 05/15/11
---------------------------------------------------------------------------------------------------------------------------

                    5,235,000           5,235,000                Sr. Unsec. Global Notes, 7.50%, 09/01/09
---------------------------------------------------------------------------------------------------------------------------
                                                            Penn National Gaming, Sr. Unsec. Sub. Notes, 11.13%,
     2,230,000                          2,230,000           03/01/08
---------------------------------------------------------------------------------------------------------------------------
                                                            Venetian Casino Resort LLC, Sec. Gtd. Mortgage Global
                    3,565,000           3,565,000           Notes, 11.00%, 06/15/10
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                                            COMMODITY CHEMICALS-0.57%
                                                            ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub. Global
                    3,590,000           3,590,000           Notes, 10.25%, 07/01/11
---------------------------------------------------------------------------------------------------------------------------
                                                            Lyondell Chemical-Series B, Sr. Sec. Notes, 9.88%,
     1,000,000                          1,000,000           05/01/07
---------------------------------------------------------------------------------------------------------------------------
                                                            Methanex Corp. (Canada), Sr. Unsec. Notes, 8.75%,
                    2,225,000           2,225,000           08/15/12
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                                            COMPUTER STORAGE & PERIPHERALS-0.04%
                                                            Seagate Technology, Sr. Unsec. Gtd. Global Notes,
                      480,000             480,000           8.00%, 05/15/09
---------------------------------------------------------------------------------------------------------------------------

                                                            CONSTRUCTION & ENGINEERING-0.59%
                                                            Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes, 10.50%,
                    9,020,000           9,020,000           06/01/08
---------------------------------------------------------------------------------------------------------------------------

                                                            CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.58%
                                                            Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%,
     1,260,000      6,380,000           7,640,000           07/15/11
---------------------------------------------------------------------------------------------------------------------------

                                                            CONSTRUCTION MATERIAL-0.53%
                                                            MMI Products, Inc.-Series B, Sr. Unsec. Sub. Notes,
                    7,720,000           7,720,000           11.25%, 04/15/07
---------------------------------------------------------------------------------------------------------------------------

                                                            DEPARTMENT STORES-0.52%
                    6,240,000           6,240,000           JC Penney Co. Inc., Unsec. Notes, 7.60%, 04/01/07
---------------------------------------------------------------------------------------------------------------------------

                                                            DISTILLERS & VINTNERS-0.35%
                                                            Constellation Brands, Inc.-Series B, Sr. Gtd. Sub.
                    4,330,000           4,330,000           Notes, 8.13%, 01/15/12
---------------------------------------------------------------------------------------------------------------------------

                                                            DISTRIBUTORS-0.14%
                                                            AmeriGas Partners, L.P., Sr. Unsec. Global Notes,
                      810,000             810,000           8.88%, 05/20/11
---------------------------------------------------------------------------------------------------------------------------
                                                            Collins & Aikman Floorcoverings-Series B, Sr. Sub.
       900,000                            900,000           Notes, 9.75%, 02/15/10
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                                            DIVERSIFIED CHEMICALS-1.27%
                                                            Equistar Chemicals LP/Equistar Funding Corp., Sr.
                    6,580,000           6,580,000           Unsec. Gtd. Global Notes, 10.13%, 09/01/08
---------------------------------------------------------------------------------------------------------------------------

       785,000      2,000,000           2,785,000           FMC Corp., Sr. Sec. Notes, 10.25%, 11/01/09            (a)
---------------------------------------------------------------------------------------------------------------------------

     1,250,000      5,500,000           6,750,000           Huntsman International LLC, Sr. Notes, 9.88%, 03/01/09
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                                            DIVERSIFIED COMMERCIAL SERVICES-0.07%
                                                            Pierce Leahy Command (Canada), Sr. Notes, 8.13%,
       825,000                            825,000           05/15/08
---------------------------------------------------------------------------------------------------------------------------

                                                            DIVERSIFIED FINANCIAL SERVICES-1.23%
                                                            Bear Island Paper LLC/Bear Island Finance II-Series B,
     2,300,000                          2,300,000           Sr. Sec. Notes, 10.00%, 12/01/07
---------------------------------------------------------------------------------------------------------------------------

                                                            Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes,
                    5,370,000           5,370,000           7.00%, 08/03/09
---------------------------------------------------------------------------------------------------------------------------

                    4,475,000           4,475,000           7.25%, 02/15/11
---------------------------------------------------------------------------------------------------------------------------
                                                            Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global
                    6,170,000           6,170,000           Notes, 9.00%, 07/01/10
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                                            DRUG RETAIL-0.49%
                                                            Rite Aid Corp., Sr. Unsec. Unsub. Notes, 7.13%,
                    7,070,000           7,070,000           01/15/07
---------------------------------------------------------------------------------------------------------------------------
                                                                                      MARKET VALUE
                                                                -------------------------------------------------------------
                                                                    INVESCO                AIM                     AIM
                                                                  HIGH YIELD           HIGH YIELD               HIGH YIELD
                                                                     FUND                 FUND                     FUND
                                                                                                                PRO FORMA
                                                                                                                COMBINING
----------------------------------------------------------------------------------------------------------------------------
  Mandalay Resort Group,
       Sr. Notes, 9.50%, 08/01/08                               $1,110,000          $          -         $        1,110,000
----------------------------------------------------------------------------------------------------------------------------
       Sr. Sub. Notes, 9.38%, 02/15/10                            1,593,750                                       1,593,750
----------------------------------------------------------------------------------------------------------------------------
  Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 04/01/12                                                        1,417,950                  1,417,950
----------------------------------------------------------------------------------------------------------------------------
  Park Place Entertainment Corp.
       Sr. Sub. Notes, 7.88%, 12/15/05                            1,170,125                                       1,170,125
----------------------------------------------------------------------------------------------------------------------------
       Sr. Sub. Notes, 8.13%, 05/15/11                            3,746,044                                       3,746,044
----------------------------------------------------------------------------------------------------------------------------
       Sr. Unsec. Global Notes, 7.50%, 09/01/09                                        5,365,875                  5,365,875
----------------------------------------------------------------------------------------------------------------------------
  Penn National Gaming, Sr. Unsec. Sub. Notes, 11.13%,
  03/01/08                                                        2,441,850                                       2,441,850
----------------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC, Sec. Gtd. Mortgage Global
 Notes, 11.00%, 06/15/10                                                               3,707,600                  3,707,600
----------------------------------------------------------------------------------------------------------------------------

                                                                 17,863,163           37,973,612                 55,836,775
----------------------------------------------------------------------------------------------------------------------------

 COMMODITY CHEMICALS-0.57%
 ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub. Global
 Notes, 10.25%, 07/01/11                                                               3,778,475                  3,778,475
----------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical-Series B, Sr. Sec. Notes, 9.88%,
 05/01/07                                                           935,000                                         935,000
----------------------------------------------------------------------------------------------------------------------------
 Methanex Corp. (Canada), Sr. Unsec. Notes, 8.75%,
 08/15/12                                                                              2,358,500                  2,358,500
----------------------------------------------------------------------------------------------------------------------------

                                                                    935,000            6,136,975                  7,071,975
----------------------------------------------------------------------------------------------------------------------------

 COMPUTER STORAGE & PERIPHERALS-0.04%
 Seagate Technology, Sr. Unsec. Gtd. Global Notes,
 8.00%, 05/15/09                                                                         502,800                    502,800
----------------------------------------------------------------------------------------------------------------------------

 CONSTRUCTION & ENGINEERING-0.59%
 Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes, 10.50%,
 06/01/08                                                                              7,261,100                  7,261,100
----------------------------------------------------------------------------------------------------------------------------

 CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.58%
----------------------------------------------------------------------------------------------------------------------------
 Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%,
 07/15/11                                                        1,159,200             5,965,300                  7,124,500
----------------------------------------------------------------------------------------------------------------------------

 CONSTRUCTION MATERIAL-0.53%
 MMI Products, Inc.-Series B, Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                                                      6,600,600                  6,600,600
---------------------------------------------------------------------------------------------------------------------------

 DEPARTMENT STORES-0.52%
 JC Penney Co. Inc., Unsec. Notes, 7.60%, 04/01/07                                     6,372,600                  6,372,600
----------------------------------------------------------------------------------------------------------------------------

 DISTILLERS & VINTNERS-0.35%
 Constellation Brands, Inc.-Series B, Sr. Gtd. Sub.
 Notes, 8.13%, 01/15/12                                                                4,384,125                  4,384,125
----------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTORS-0.14%
 AmeriGas Partners, L.P., Sr. Unsec. Global Notes,
 8.88%, 05/20/11                                                                         878,850                    878,850
----------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings-Series B, Sr. Sub.
 Notes, 9.75%, 02/15/10                                            911,250                                          911,250
----------------------------------------------------------------------------------------------------------------------------

                                                                   911,250               878,850                  1,790,100
----------------------------------------------------------------------------------------------------------------------------

 DIVERSIFIED CHEMICALS-1.27%
 Equistar Chemicals LP/Equistar Funding Corp., Sr.
 Unsec. Gtd. Global Notes, 10.13%, 09/01/08                                            6,020,700                  6,020,700
----------------------------------------------------------------------------------------------------------------------------

 FMC Corp., Sr. Sec. Notes, 10.25%, 11/01/09            (a)        832,100             2,140,000                  2,972,100
----------------------------------------------------------------------------------------------------------------------------

 Huntsman International LLC, Sr. Notes, 9.88%, 03/01/09          1,256,250             5,472,500                  6,728,750
----------------------------------------------------------------------------------------------------------------------------

                                                                 2,088,350            13,633,200                 15,721,550
----------------------------------------------------------------------------------------------------------------------------

 DIVERSIFIED COMMERCIAL SERVICES-0.07%
 Pierce Leahy Command (Canada), Sr. Notes, 8.13%,
 05/15/08                                                          836,344                                          836,344
----------------------------------------------------------------------------------------------------------------------------

 DIVERSIFIED FINANCIAL SERVICES-1.23%
 Bear Island Paper LLC/Bear Island Finance II-Series B,
 Sr. Sec. Notes, 10.00%, 12/01/07                                1,955,000                                        1,955,000
----------------------------------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes,
 7.00%, 08/03/09
                                                                                       3,973,800                  3,973,800
----------------------------------------------------------------------------------------------------------------------------

 7.25%, 02/15/11                                                                       3,266,750                  3,266,750
----------------------------------------------------------------------------------------------------------------------------
 Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global
 Notes, 9.00%, 07/01/10                                                                5,954,050                  5,954,050
----------------------------------------------------------------------------------------------------------------------------

                                                                 1,955,000            13,194,600                 15,149,600
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 DRUG RETAIL-0.49%
 Rite Aid Corp., Sr. Unsec. Unsub. Notes, 7.13%,
 01/15/07                                                                              6,062,525                  6,062,525
----------------------------------------------------------------------------------------------------------------------------

                  PRINCIPAL AMOUNT
------------------------------------------------------------
 INVESCO             AIM                AIM
 HIGH YIELD          HIGH YIELD         HIGH YIELD
 FUND                FUND               FUND
                                        PRO FORMA
                                        COMBINING
----------------------------------------------------------------------------------------------------------------------------
                                                            ELECTRIC UTILITIES-2.02%
     1,950,000      3,608,000           5,558,000           AES Corp. (The), Sec. Notes, 10.00%, 07/15/05          (a)
----------------------------------------------------------------------------------------------------------------------------
$    1,135,000     $        -        $  1,135,000            Appalachian Power, Notes, 4.80%, 06/15/05
----------------------------------------------------------------------------------------------------------------------------
                                                            Calpine Canada Energy Finance ULC (Canada), Sr. Unsec.
                    5,870,000           5,870,000           Gtd. Notes, 8.50%, 05/01/08
----------------------------------------------------------------------------------------------------------------------------

                                                            CMS Energy Corp.,
                    3,425,000           3,425,000                Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08
----------------------------------------------------------------------------------------------------------------------------

       825,000                            825,000                Series B, Sr. Notes, 6.75%, 01/15/04
----------------------------------------------------------------------------------------------------------------------------
                                                            Consumers Energy, 1st & Refunding Mortgage Notes,
     1,840,000                          1,840,000           7.38%, 09/15/23
----------------------------------------------------------------------------------------------------------------------------
                                                            Mission Energy Holding Co., Sr. Sec. Global Notes,
     2,385,000     11,150,000          13,535,000           13.50%, 07/15/08
----------------------------------------------------------------------------------------------------------------------------

     5,375,000                          5,375,000           Niagara Mohawk Power, 1st Mortgage, 9.75%, 11/01/05
----------------------------------------------------------------------------------------------------------------------------

                                                            ELECTRICAL COMPONENTS & EQUIPMENT-0.86%
                                                            Flextronics International Ltd. (Singapore), Sr. Unsec.
                    5,530,000           5,530,000           Sub. Yankee Notes, 9.88%, 07/01/10
----------------------------------------------------------------------------------------------------------------------------

                    4,475,000           4,475,000           Sanmina-SCI Corp., Sr. Sec. Notes, 10.38%, 01/15/10    (a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


                                                            ELECTRONIC EQUIPMENT & INSTRUMENTS-1.59%
                                                            Fisher Scientific International Inc.,
     1,000,000      3,620,000           4,620,000                Sr. Sub. Global Notes, 8.13%, 05/01/12            (a)
----------------------------------------------------------------------------------------------------------------------------

                    4,395,000           4,395,000                Sr. Unsec. Sub. Notes, 8.13%, 05/01/12
----------------------------------------------------------------------------------------------------------------------------
                                                            Knowles Electronics Inc., Sr. Unsec. Gtd. Sub. Notes,
                    8,860,000           8,860,000           13.13%, 10/15/09
----------------------------------------------------------------------------------------------------------------------------

     1,560,000                          1,560,000           PerkinElmer Inc., Sr. Sub. Notes, 8.88%, 01/15/13      (a)
----------------------------------------------------------------------------------------------------------------------------

                    2,645,000           2,645,000           Solectron Corp., Sr. Unsec. Notes, 9.63%, 02/15/09
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                            EMPLOYMENT SERVICES-0.25%
                                                            MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
                    8,075,000           8,075,000           11.38%, 01/15/08
----------------------------------------------------------------------------------------------------------------------------

                                                            ENVIRONMENTAL SERVICES-1.00%
                                                            Allied Waste North America Inc.
       850,000                            850,000                Series B, Notes, 8.88%, 04/01/08
----------------------------------------------------------------------------------------------------------------------------
                                                                 Series B, Sr. Gtd. Sub. Global Notes, 8.50%,
                    4,365,000           4,365,000           12/01/08
----------------------------------------------------------------------------------------------------------------------------

     1,000,000      4,000,000           5,000,000                Sr. Sec. Gtd. Notes, 9.25%, 09/01/12              (a)
----------------------------------------------------------------------------------------------------------------------------

       515,000                            515,000           IESI  Corp., Sr. Sub. Notes, 10.25%, 06/15/12
----------------------------------------------------------------------------------------------------------------------------

     1,280,000                          1,280,000           Synagro Technologies, Sr. Sub. Notes, 9.50%, 04/01/09
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                            FERTILIZERS & AGRICULTURAL CHEMICALS-0.13%
                                                            IMC Global Inc.-Series B, Sr. Unsec. Gtd. Notes,
     1,450,000                          1,450,000           11.25%, 06/01/11
----------------------------------------------------------------------------------------------------------------------------

                                                            FOOD DISTRIBUTORS-0.66%
                                                            Fleming Cos., Inc.,
     1,110,000                          1,110,000                Sr. Notes, 9.25%, 06/15/10
----------------------------------------------------------------------------------------------------------------------------

                    1,000,000           1,000,000                Sr. Unsec. Gtd. Global Notes, 10.13%, 04/01/08
----------------------------------------------------------------------------------------------------------------------------
                                                                 Series D, Sr. Unsec. Gtd. Sub. Global Notes,
                    3,565,000           3,565,000           10.63%, 07/31/07
----------------------------------------------------------------------------------------------------------------------------
                                                            Roundy's Inc.,
       670,000      3,125,000           3,795,000                Sr. Sub. Notes, Series B, 8.88%, 06/15/12
----------------------------------------------------------------------------------------------------------------------------

     1,275,000                          1,275,000                Series B, Sr. Sub. Notes,  8.88%, 06/15/12        (a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                            FOREST PRODUCTS-1.62%
                                                            Georgia-Pacific Corp.,
     1,625,000                          1,625,000                Sr. Notes, 9.38%, 02/01/13                        (a)
----------------------------------------------------------------------------------------------------------------------------

                    4,935,000           4,935,000                Sr. Unsec. Notes, 8.88%, 02/01/10                 (a)
----------------------------------------------------------------------------------------------------------------------------
                                                            Louisiana-Pacific Corp.,
                    5,355,000           5,355,000                Sr. Unsec. Notes, 8.50%, 08/15/05
----------------------------------------------------------------------------------------------------------------------------

                    2,610,000           2,610,000                Sr. Unsec. Sub. Notes, 10.88%, 11/15/08
----------------------------------------------------------------------------------------------------------------------------
                                                            Millar Western Forest Products Ltd. (Canada), Sr.
                    5,180,000           5,180,000           Unsec. Yankee Notes, 9.88%, 05/15/08
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                            GENERAL MERCHANDISE STORE-0.73%
                                                            Pantry, Inc. (The), Sr. Unsec. Gtd. Sub. Notes,
                    9,500,000           9,500,000           10.25%, 10/15/07
----------------------------------------------------------------------------------------------------------------------------


                                                            HEALTH CARE DISTRIBUTORS-0.63%
     1,000,000      2,685,000           3,685,000           AmerisourceBergen Corp., Sr. Notes, 7.25%, 11/15/12    (a)
----------------------------------------------------------------------------------------------------------------------------
                                                            NDCHealth Corp., Sr. Unsec. Sub. Notes, 10.50%,
                    2,710,000           2,710,000           12/01/12                                               (a)
----------------------------------------------------------------------------------------------------------------------------

     1,150,000                          1,150,000           Rotech Healthcare Inc., Sr. Sub. Notes, 9.50%, 04/01/12(a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                                                     MARKET VALUE
                                                              --------------------------------------------------------------
                                                                   INVESCO                AIM                     AIM
                                                                 HIGH YIELD           HIGH YIELD               HIGH YIELD
                                                                    FUND                 FUND                     FUND
                                                                                                               PRO FORMA
                                                                                                               COMBINING
----------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES-2.02%
 AES Corp. (The), Sec. Notes, 10.00%, 07/15/05          (a)      1,940,250             3,589,960                   5,530,210
----------------------------------------------------------------------------------------------------------------------------
 Appalachian Power, Notes, 4.80%, 06/15/05                      1,137,348          $          -         $          1,137,348
----------------------------------------------------------------------------------------------------------------------------
 Calpine Canada Energy Finance ULC (Canada), Sr. Unsec.
 Gtd. Notes, 8.50%, 05/01/08                                                           2,788,250                   2,788,250
----------------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.,
      Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08                                          2,945,500                  2,945,500
----------------------------------------------------------------------------------------------------------------------------

      Series B, Sr. Notes, 6.75%, 01/15/04                         775,500                                           775,500
----------------------------------------------------------------------------------------------------------------------------
 Consumers Energy, 1st & Refunding Mortgage Notes,
 7.38%, 09/15/23                                                 1,758,830                                         1,758,830
----------------------------------------------------------------------------------------------------------------------------
 Mission Energy Holding Co., Sr. Sec. Global Notes,
 13.50%, 07/15/08                                                  643,950             3,066,250                   3,710,200
----------------------------------------------------------------------------------------------------------------------------

 Niagara Mohawk Power, 1st Mortgage, 9.75%, 11/01/05             6,252,103                                         6,252,103
----------------------------------------------------------------------------------------------------------------------------
                                                                12,507,981            12,389,960                  24,897,941
----------------------------------------------------------------------------------------------------------------------------

 ELECTRICAL COMPONENTS & EQUIPMENT-0.86%
 Flextronics International Ltd. (Singapore), Sr. Unsec.
 Sub. Yankee Notes, 9.88%, 07/01/10                                                    5,972,400                   5,972,400
----------------------------------------------------------------------------------------------------------------------------
 Sanmina-SCI Corp., Sr. Sec. Notes, 10.38%, 01/15/10    (a)                            4,654,000                   4,654,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                      10,626,400                  10,626,400
----------------------------------------------------------------------------------------------------------------------------

 ELECTRONIC EQUIPMENT & INSTRUMENTS-1.59%
 Fisher Scientific International Inc.,
      Sr. Sub. Global Notes, 8.13%, 05/01/12            (a)      1,045,000             3,801,000                   4,846,000
----------------------------------------------------------------------------------------------------------------------------
      Sr. Unsec. Sub. Notes, 8.13%, 05/01/12                                           4,625,737                   4,625,737
----------------------------------------------------------------------------------------------------------------------------
 Knowles Electronics Inc., Sr. Unsec. Gtd. Sub. Notes,
 13.13%, 10/15/09                                                                      5,891,900                   5,891,900
----------------------------------------------------------------------------------------------------------------------------
 PerkinElmer Inc., Sr. Sub. Notes, 8.88%, 01/15/13      (a)      1,521,000                                         1,521,000
----------------------------------------------------------------------------------------------------------------------------
 Solectron Corp., Sr. Unsec. Notes, 9.63%, 02/15/09                                    2,697,900                   2,697,900
----------------------------------------------------------------------------------------------------------------------------

                                                                 2,566,000            17,016,537                  19,582,537
----------------------------------------------------------------------------------------------------------------------------

 EMPLOYMENT SERVICES-0.25%
 MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.38%, 01/15/08                                                                      3,108,875                   3,108,875
----------------------------------------------------------------------------------------------------------------------------

  ENVIRONMENTAL SERVICES-1.00%
  Allied Waste North America Inc.
       Series B, Notes, 8.88%, 04/01/08                            867,000                                           867,000
----------------------------------------------------------------------------------------------------------------------------
       Series B, Sr. Gtd. Sub. Global Notes, 8.50%,
  12/01/08                                                                             4,430,475                   4,430,475
----------------------------------------------------------------------------------------------------------------------------
       Sr. Sec. Gtd. Notes, 9.25%, 09/01/12              (a)     1,022,500             4,150,000                   5,172,500
----------------------------------------------------------------------------------------------------------------------------
  IESI  Corp., Sr. Sub. Notes, 10.25%, 06/15/12                    504,700                                           504,700
----------------------------------------------------------------------------------------------------------------------------
  Synagro Technologies, Sr. Sub. Notes, 9.50%, 04/01/09          1,344,000                                         1,344,000
----------------------------------------------------------------------------------------------------------------------------

                                                                 3,738,200             8,580,475                  12,318,675
----------------------------------------------------------------------------------------------------------------------------

  FERTILIZERS & AGRICULTURAL CHEMICALS-0.13%
  IMC Global Inc.-Series B, Sr. Unsec. Gtd. Notes,
  11.25%, 06/01/11                                               1,551,500                                         1,551,500
----------------------------------------------------------------------------------------------------------------------------

  FOOD DISTRIBUTORS-0.66%
  Fleming Cos., Inc.,
       Sr. Notes, 9.25%, 06/15/10                                  765,900                                           765,900
----------------------------------------------------------------------------------------------------------------------------
       Sr. Unsec. Gtd. Global Notes, 10.13%, 04/01/08                                    715,000                     715,000
----------------------------------------------------------------------------------------------------------------------------
      Series D, Sr. Unsec. Gtd. Sub. Global Notes,
  10.63%, 07/31/07                                                                     1,764,675                   1,764,675
----------------------------------------------------------------------------------------------------------------------------
  Roundy's Inc.,
       Sr. Sub. Notes, Series B, 8.88%, 06/15/12                   653,250             3,062,594                   3,715,844
----------------------------------------------------------------------------------------------------------------------------
       Series B, Sr. Sub. Notes,  8.88%, 06/15/12        (a)     1,243,125                                         1,243,125
----------------------------------------------------------------------------------------------------------------------------

                                                                 2,662,275             5,542,269                   8,204,544
----------------------------------------------------------------------------------------------------------------------------

  FOREST PRODUCTS-1.62%
  Georgia-Pacific Corp.,
       Sr. Notes, 9.38%, 02/01/13                        (a)      1,616,875                                        1,616,875
----------------------------------------------------------------------------------------------------------------------------
       Sr. Unsec. Notes, 8.88%, 02/01/10                 (a)                            4,910,325                  4,910,325
----------------------------------------------------------------------------------------------------------------------------
  Louisiana-Pacific Corp.,
       Sr. Unsec. Notes, 8.50%, 08/15/05                                                5,569,200                  5,569,200
----------------------------------------------------------------------------------------------------------------------------
       Sr. Unsec. Sub. Notes, 10.88%, 11/15/08                                         2,831,850                   2,831,850
----------------------------------------------------------------------------------------------------------------------------
  Millar Western Forest Products Ltd. (Canada), Sr.
  Unsec. Yankee Notes, 9.88%, 05/15/08                                                 5,050,500                   5,050,500
----------------------------------------------------------------------------------------------------------------------------

                                                                 1,616,875            18,361,875                  19,978,750
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
  GENERAL MERCHANDISE STORE-0.73%
  Pantry, Inc. (The), Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 10/15/07                                                                     8,977,500                   8,977,500
----------------------------------------------------------------------------------------------------------------------------

  HEALTH CARE DISTRIBUTORS-0.63%
  AmerisourceBergen Corp., Sr. Notes, 7.25%, 11/15/12    (a)     1,025,000             2,772,262                   3,797,262
----------------------------------------------------------------------------------------------------------------------------
  NDCHealth Corp., Sr. Unsec. Sub. Notes, 10.50%,
  12/01/12                                               (a)                           2,791,300                   2,791,300
----------------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare Inc., Sr. Sub. Notes, 9.50%, 04/01/12 (a)     1,150,000                                         1,150,000
----------------------------------------------------------------------------------------------------------------------------

                                                                 2,175,000             5,563,562                   7,738,562
----------------------------------------------------------------------------------------------------------------------------

               PRINCIPAL AMOUNT
-----------------------------------------------
   INVESCO           AIM                AIM
  HIGH YIELD      HIGH YIELD        HIGH YIELD
    FUND             FUND              FUND
                                     PRO FORMA
                                     COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  HEALTH CARE EQUIPMENT- 0.90%

$      --       $ 2,140,000        $ 2,140,000    CONMED Corp., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 03/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  2,650,000          2,650,000    Medquest Inc., Sr. Sub. Notes, 11.88%, 08/15/12                              (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Radiologix, Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 10.50%,
                  3,540,000          3,540,000    12/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  3,420,000          3,420,000    Vicar Operating, Inc., Sr. Unsec. Gtd. Notes, 9.88%, 12/01/09
------------------------------------------------------------------------------------------------------------------------------------

                                                  HEALTH CARE FACILITIES- 2.58%
  2,140,000                          2,140,000    Alderwoods Group, Gtd, Notes, 12.25%, 01/02/09
------------------------------------------------------------------------------------------------------------------------------------
  2,145,000                          2,145,000    Extendicare Health Services, Sr. Notes, 9.50%, 07/01/10
------------------------------------------------------------------------------------------------------------------------------------
                                                  Hanger Orthopedic Group, Inc.,
                  4,750,000          4,750,000       Sr. Gtd. Sub. Notes, 11.25%, 06/15/09
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000         840,000          1,840,000       Sr. Unsec. Gtd. Global Notes, 10.38%, 02/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  Healthsouth Corp, Sr. Notes,
  1,670,000                          1,670,000       3.25%, 04/01/03
------------------------------------------------------------------------------------------------------------------------------------
  1,165,000                          1,165,000       7.63%, 06/01/12
------------------------------------------------------------------------------------------------------------------------------------
                  8,285,000          8,285,000    Select Medical Corp., Sr. Unsec. Sub. Global Notes, 9.50%, 06/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  Triad Hospitals, Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 8.75%,
                  2,665,000          2,665,000    05/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  United Surgical Partners International, Inc., Sr. Unsec. Gtd. Sub.
  2,100,000       4,275,000          6,375,000    Global Notes, 10.00%, 12/15/11
====================================================================================================================================

====================================================================================================================================
                                                  HEALTH CARE SUPPLIES- 0.55%
  1,560,000                          1,560,000    Advanced Medical Optics, Sr. Sub. Notes, 9.25%, 07/15/10
------------------------------------------------------------------------------------------------------------------------------------
                  5,275,000          5,275,000    DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub. Notes, 12.63%, 06/15/09
====================================================================================================================================

====================================================================================================================================
                                                  HOME FURNISHINGS- 0.79%
                  8,130,000          8,130,000    Sealy Mattress Co.-Series B, Sr. Gtd. Sub. Notes, 9.88%, 12/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                  Winsloew Furniture, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 12.75%,
                  2,025,000          2,025,000    08/15/07
====================================================================================================================================

====================================================================================================================================
                                                  HOMEBUILDING- 2.48%
                  3,515,000          3,515,000    Beazer Homes USA, Inc., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/12
------------------------------------------------------------------------------------------------------------------------------------
                  3,400,000          3,400,000    K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes, 10.50%, 10/01/07
------------------------------------------------------------------------------------------------------------------------------------
                  4,485,000          4,485,000    KB HOME, Sr. Sub. Notes, 7.75%, 02/01/10
------------------------------------------------------------------------------------------------------------------------------------
                                                  Ryland Group,
    815,000                            815,000       Sr. Notes, 9.75%, 09/01/10
------------------------------------------------------------------------------------------------------------------------------------
    150,000                            150,000       Sr. Sub. Notes, 8.25%, 04/01/08
------------------------------------------------------------------------------------------------------------------------------------
                                                  Schuler Homes, Inc.,
  3,000,000       3,017,000          6,017,000       Sr. Unsec. Gtd. Global Notes, 10.50%, 07/15/11
------------------------------------------------------------------------------------------------------------------------------------
                  4,050,000          4,050,000       Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000                          1,000,000    Standard Pacific, Sr. Notes, 8.50%, 04/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  WCI Communities Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%,
                  6,250,000          6,250,000    02/15/11
====================================================================================================================================

====================================================================================================================================
                                                  HOTELS, RESORTS & CRUISE LINES- 2.64%
                  1,805,000          1,805,000    HMH Properties Inc., Sr. Sec. Gtd. Notes,  7.88%, 08/01/08
------------------------------------------------------------------------------------------------------------------------------------
                                                  Intrawest Corp. (Canada),
  1,250,000                          1,250,000       Notes, 9.75%, 08/15/08
------------------------------------------------------------------------------------------------------------------------------------
    405,000       5,990,000          6,395,000       Sr. Unsec. Gtd. Global Notes, 10.50%, 02/01/10
------------------------------------------------------------------------------------------------------------------------------------
                                                  John Q Hammons Hotels, Inc., Sr. First Mortgage Global Notes, 8.88%,
  1,580,000       3,510,000          5,090,000    05/15/12
------------------------------------------------------------------------------------------------------------------------------------
                                                  Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub. Global
                  4,380,000          4,380,000    Notes, 8.88%, 08/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                  Resorts International Hotel and Casino, Inc., Sr. Gtd. Notes, 11.50%,
  1,350,000                          1,350,000    03/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Unsub. Global Notes,
                  6,920,000          6,920,000    8.75%, 02/02/11
------------------------------------------------------------------------------------------------------------------------------------
                  4,025,000          4,025,000    Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.88%, 05/01/12            (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Wynn Las Vegas LLC/Wynn Las Vegas Capital, 2nd Mortgage, Notes, 12.00%,
  1,525,000                          1,525,000    11/01/10
====================================================================================================================================

====================================================================================================================================
                                                                                                   MARKET VALUE
                                                                                   ---------------------------------------------
                                                                                      INVESCO            AIM             AIM
                                                                                    HIGH YIELD        HIGH YIELD     HIGH YIELD
                                                                                       FUND             FUND            FUND
                                                                                                                      PRO FORMA
                                                                                                                      COMBINING
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT- 0.90%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 03/15/08                          $      --        $ 2,214,900      $ 2,214,900
--------------------------------------------------------------------------------------------------------------------------------
Medquest Inc., Sr. Sub. Notes, 11.88%, 08/15/12                         (a)                           2,544,000        2,544,000
--------------------------------------------------------------------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 10.50%,
12/15/08                                                                                              2,672,700        2,672,700
--------------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes, 9.88%, 12/01/09                                         3,744,900        3,744,900
=================================================================================================================================
                                                                                                     11,176,500       11,176,500
=================================================================================================================================
HEALTH CARE FACILITIES- 2.58%
Alderwoods Group, Gtd, Notes, 12.25%, 01/02/09                                       1,974,150                         1,974,150
--------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Sr. Notes, 9.50%, 07/01/10                              2,037,750                         2,037,750
--------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.,
   Sr. Gtd. Sub. Notes, 11.25%, 06/15/09                                                              4,987,500        4,987,500
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes, 10.38%, 02/15/09                                    1,055,000          890,400        1,945,400
--------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp, Sr. Notes,
   3.25%, 04/01/03                                                                   1,661,650                         1,661,650
--------------------------------------------------------------------------------------------------------------------------------
   7.63%, 06/01/12                                                                   1,004,812                         1,004,812
--------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Global Notes, 9.50%, 06/15/09                                   8,740,675        8,740,675
--------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 8.75%,
05/01/09                                                                                              2,864,875        2,864,875
--------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.00%, 12/15/11                                                       2,184,000        4,467,375        6,651,375
=================================================================================================================================
                                                                                     9,917,362       21,950,825       31,868,187
=================================================================================================================================
HEALTH CARE SUPPLIES- 0.55%
Advanced Medical Optics, Sr. Sub. Notes, 9.25%, 07/15/10                             1,599,000                         1,599,000
--------------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub. Notes, 12.63%, 06/15/09                                      5,248,625        5,248,625
=================================================================================================================================
                                                                                     1,599,000        5,248,625        6,847,625
=================================================================================================================================
HOME FURNISHINGS- 0.79%
Sealy Mattress Co.-Series B, Sr. Gtd. Sub. Notes, 9.88%, 12/15/07                                     8,130,000        8,130,000
--------------------------------------------------------------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 12.75%,
08/15/07                                                                                              1,670,625        1,670,625
=================================================================================================================================
                                                                                                      9,800,625        9,800,625
=================================================================================================================================
HOMEBUILDING- 2.48%
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/12                                        3,664,388        3,664,388
--------------------------------------------------------------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes, 10.50%, 10/01/07                                3,723,000        3,723,000
--------------------------------------------------------------------------------------------------------------------------------
KB HOME, Sr. Sub. Notes, 7.75%, 02/01/10                                                              4,456,969        4,456,969
--------------------------------------------------------------------------------------------------------------------------------
Ryland Group,
   Sr. Notes, 9.75%, 09/01/10                                                          900,575                           900,575
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 8.25%, 04/01/08                                                     153,750                           153,750
--------------------------------------------------------------------------------------------------------------------------------
Schuler Homes, Inc.,
   Sr. Unsec. Gtd. Global Notes, 10.50%, 07/15/11                                    3,157,500        3,182,935        6,340,435
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08                                                             4,181,625        4,181,625
--------------------------------------------------------------------------------------------------------------------------------
Standard Pacific, Sr. Notes, 8.50%, 04/01/09                                         1,020,000                         1,020,000
--------------------------------------------------------------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%,
02/15/11                                                                                              6,187,500        6,187,500
=================================================================================================================================
                                                                                     5,231,825       25,396,417       30,628,242
=================================================================================================================================
HOTELS, RESORTS & CRUISE LINES- 2.64%
HMH Properties Inc., Sr. Sec. Gtd. Notes,  7.88%, 08/01/08                                            1,696,700        1,696,700
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp. (Canada),
   Notes, 9.75%, 08/15/08                                                            1,275,000                         1,275,000
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes, 10.50%, 02/01/10                                      423,225        6,319,450        6,742,675
--------------------------------------------------------------------------------------------------------------------------------
John Q Hammons Hotels, Inc., Sr. First Mortgage Global Notes, 8.88%,
05/15/12                                                                             1,580,000        3,580,200        5,160,200
--------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub. Global
Notes, 8.88%, 08/15/11                                                                                4,533,300        4,533,300
--------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Gtd. Notes, 11.50%,
03/15/09                                                                             1,235,250                         1,235,250
--------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Unsub. Global Notes,
8.75%, 02/02/11                                                                                       6,470,200        6,470,200
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.88%, 05/01/12       (a)                           3,994,813        3,994,813
--------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital, 2nd Mortgage, Notes, 12.00%,
11/01/10                                                                             1,547,875                         1,547,875
=================================================================================================================================
                                                                                     6,061,350       26,594,663       32,656,013
=================================================================================================================================

               PRINCIPAL AMOUNT
-----------------------------------------------
   INVESCO           AIM             AIM
  HIGH YIELD      HIGH YIELD       HIGH YIELD
    FUND             FUND            FUND
                                   PRO FORMA
                                   COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  HOUSEHOLD APPLIANCES- 0.47%
$         --    $ 5,850,000        $ 5,850,000    Salton, Inc., Sr. Unsec. Gtd. Sub. Notes, 10.75%, 12/15/05
====================================================================================================================================
                                                  HOUSEWARES & SPECIALTIES- 0.09%
  1,000,000                          1,000,000    Johnson Diversey Inc.-Series B, Sr. Sub. Notes, 9.63%, 05/15/12
====================================================================================================================================
                                                  INDUSTRIAL CONGLOMERATES- 0.38%
                                                  Tyco International Group S.A. (Luxembourg),
                  2,232,000          2,232,000       Sr. Gtd. Conv. Putable Notes, 2.75%, 01/15/08                        (a)
------------------------------------------------------------------------------------------------------------------------------------
                  2,477,000          2,477,000       Sr. Gtd. Conv. Putable Notes, 3.13%, 01/15/15                        (a)
====================================================================================================================================

====================================================================================================================================
                                                  INDUSTRIAL GASES- 0.50%
                  6,255,000          6,255,000    Constar International Inc., Sr. Sub. Notes, 11.00%, 12/01/12
====================================================================================================================================
                                                  INDUSTRIAL MACHINERY- 1.10%
                    856,000            856,000    Actuant Corp., Sr. Unsec. Gtd. Sub. Notes, 13.00%, 05/01/09
------------------------------------------------------------------------------------------------------------------------------------
                  8,000,000          8,000,000    Cabot Safety Corp., Sr. Sub. Notes, 12.50%, 07/15/05
------------------------------------------------------------------------------------------------------------------------------------
                  2,690,000          2,690,000    Manitowoc Co. Inc. (The), Sr. Sub. Notes, 10.50%, 08/01/12              (a)
------------------------------------------------------------------------------------------------------------------------------------
  1,180,000                          1,180,000    National Waterworks, Sr. Sub. Notes, 10.50%, 12/01/12                   (a)
------------------------------------------------------------------------------------------------------------------------------------
    395,000                            395,000    Rexnord Corp., Sr. Sub. Notes, 10.13%, 12/15/12                         (a)
====================================================================================================================================

====================================================================================================================================
                                                  INTEGRATED OIL & GAS- 1.46%
                  4,560,000          4,560,000    El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10
                                                  El Paso Energy Partners, L.P.,
------------------------------------------------------------------------------------------------------------------------------------
    415,000       2,330,000          2,745,000       Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.50%, 06/01/11
------------------------------------------------------------------------------------------------------------------------------------
  1,140,000                          1,140,000       Sr. Sub. Notes, 10.63%, 12/01/12                                     (a)
------------------------------------------------------------------------------------------------------------------------------------
                 10,470,000         10,470,000       Sr. Unsec. Gtd. Sub. Notes, 8.50%, 06/01/11                          (a)
====================================================================================================================================

====================================================================================================================================
                                                  INTEGRATED TELECOMMUNICATION SERVICES- 3.23%
 17,365,000                         17,365,000    Allegiance Telecom-Series B, Sr. Disc. Notes, 11.75%, 02/15/08          (b)
------------------------------------------------------------------------------------------------------------------------------------
 10,480,000                         10,480,000    AT&T Canada Inc. (Canada), Sr. Disc. Notes, 9.95%, 06/15/08             (b)(c)
------------------------------------------------------------------------------------------------------------------------------------
  7,250,000                          7,250,000    CFW Communications, Sr. Notes, 13.00%. 08/15/10
                                                  COLT Telecom Group PLC (United Kingdom), Sr. Disc. Notes, 12.00%,
------------------------------------------------------------------------------------------------------------------------------------
  4,873,000                          4,873,000    12/15/06
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000                          1,000,000    France Telecom (France), Notes, 9.25%, 03/01/11
------------------------------------------------------------------------------------------------------------------------------------
  1,660,000                          1,660,000    GCI Inc, Sr. Notes, 9.75%, 08/01/07
------------------------------------------------------------------------------------------------------------------------------------
 17,220,000                                       Madison River Capital LLC/Madison River Finance Corp., Sr. Unsec.
------------------------------------------------------------------------------------------------------------------------------------
  6,500,000      10,720,000         17,220,000    Notes, 13.25%, 03/01/10
                                                  PTC International Finance II S.A. (Luxembourg), Sr. Unsec. Gtd. Sub.
------------------------------------------------------------------------------------------------------------------------------------
                  6,380,000          6,380,000    Yankee Notes, 11.25%, 12/01/09
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000                          1,000,000    Qwest Services Corp., Sr. Sub. Sec. Notes, 13.00%, 12/15/07             (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Sprint Capital Corp., Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%,
                  2,000,000          2,000,000    11/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                  US West Communications, Notes,
  1,500,000                          1,500,000       5.65%, 11/01/04
------------------------------------------------------------------------------------------------------------------------------------
  3,515,000                          3,515,000       7.20%, 11/01/04
====================================================================================================================================

====================================================================================================================================
                                                  LEISURE FACILITIES- 1.21%
                  3,830,000          3,830,000    Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%, 12/01/12
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six Flags, Inc.,
    100,000                            100,000       Sr. Disc. Notes, 10.00% 04/01/08                                     (b)
------------------------------------------------------------------------------------------------------------------------------------
  2,200,000       4,750,000          6,950,000       Sr. Unsec. Global Notes, 8.88%, 02/01/10
------------------------------------------------------------------------------------------------------------------------------------
                    875,000            875,000       Sr. Unsec. Global Notes, 9.50%, 02/01/09
------------------------------------------------------------------------------------------------------------------------------------
                  3,835,000          3,835,000       Sr. Unsec. Notes,  9.75%, 06/15/07
====================================================================================================================================

====================================================================================================================================
                                                  MARINE- 0.11%
                  1,305,000          1,305,000    Stena A.B. (Sweden), Sr. Notes, 9.63%, 12/01/12                         (a)
====================================================================================================================================
                                                  METAL & GLASS CONTAINERS- 3.05%
                  1,900,000          1,900,000    AEP Industries Inc., Sr. Unsec. Sub. Notes, 9.88%, 11/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                  Anchor Glass Container Corp.,
                  6,245,000          6,245,000       Sr. Sec. Notes, 11.00%, 02/15/13                                     (a)(d)
------------------------------------------------------------------------------------------------------------------------------------
                  5,800,000          5,800,000       Sr. Sec. Sub. First Mortgage Notes, 11.25%, 04/01/05
------------------------------------------------------------------------------------------------------------------------------------
                  1,820,000          1,820,000    Ball Corp., Sr. Notes, 6.88%, 12/15/12                                  (a)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     MARKET VALUE
                                                                                   ----------------------------------------------
                                                                                      INVESCO            AIM             AIM
                                                                                    HIGH YIELD        HIGH YIELD     HIGH YIELD
                                                                                       FUND             FUND            FUND
                                                                                                                      PRO FORMA
                                                                                                                      COMBINING
---------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES- 0.47%
Salton, Inc., Sr. Unsec. Gtd. Sub. Notes, 10.75%, 12/15/05                         $      --        $ 5,850,000      $ 5,850,000
=================================================================================================================================
HOUSEWARES & SPECIALTIES- 0.09%
Johnson Diversey Inc.-Series B, Sr. Sub. Notes, 9.63%, 05/15/12                      1,050,000                         1,050,000
=================================================================================================================================
INDUSTRIAL CONGLOMERATES- 0.38%
Tyco International Group S.A. (Luxembourg),
   Sr. Gtd. Conv. Putable Notes, 2.75%, 01/15/08                        (a)                           2,243,160        2,243,160
---------------------------------------------------------------------------------------------------------------------------------
   Sr. Gtd. Conv. Putable Notes, 3.13%, 01/15/15                        (a)                           2,492,481        2,492,481
=================================================================================================================================
                                                                                                      4,735,641        4,735,641
=================================================================================================================================
INDUSTRIAL GASES- 0.50%
Constar International Inc., Sr. Sub. Notes, 11.00%, 12/01/12                                          6,129,900        6,129,900
=================================================================================================================================
INDUSTRIAL MACHINERY- 1.10%
Actuant Corp., Sr. Unsec. Gtd. Sub. Notes, 13.00%, 05/01/09                                           1,005,800        1,005,800
---------------------------------------------------------------------------------------------------------------------------------
Cabot Safety Corp., Sr. Sub. Notes, 12.50%, 07/15/05                                                  8,120,000        8,120,000
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Sub. Notes, 10.50%, 08/01/12              (a)                           2,837,950        2,837,950
---------------------------------------------------------------------------------------------------------------------------------
National Waterworks, Sr. Sub. Notes, 10.50%, 12/01/12                   (a)          1,253,750                         1,253,750
---------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., Sr. Sub. Notes, 10.13%, 12/15/12                         (a)            406,850                           406,850
=================================================================================================================================
                                                                                     1,660,600       11,963,750       13,624,350
=================================================================================================================================
INTEGRATED OIL & GAS- 1.46%
El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10                                                        3,807,600        3,807,600
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners, L.P.,
   Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.50%, 06/01/11                        406,700        2,283,400        2,690,100
---------------------------------------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 10.63%, 12/01/12                                     (a)          1,219,800                         1,219,800
---------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Sub. Notes, 8.50%, 06/01/11                          (a)                          10,260,600       10,260,600
=================================================================================================================================
                                                                                     1,626,500       16,351,600       17,978,100
=================================================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES- 3.23%
Allegiance Telecom-Series B, Sr. Disc. Notes, 11.75%, 02/15/08          (b)          3,516,412                         3,516,412
---------------------------------------------------------------------------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr. Disc. Notes, 9.95%, 06/15/08             (b)(c)       1,781,600                         1,781,600
---------------------------------------------------------------------------------------------------------------------------------
CFW Communications, Sr. Notes, 13.00%. 08/15/10                                      1,957,500                         1,957,500
---------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group PLC (United Kingdom), Sr. Disc. Notes, 12.00%,
12/15/06                                                                             3,411,100                         3,411,100
---------------------------------------------------------------------------------------------------------------------------------
France Telecom (France), Notes, 9.25%, 03/01/11                                      1,146,979                         1,146,979
---------------------------------------------------------------------------------------------------------------------------------
GCI Inc, Sr. Notes, 9.75%, 08/01/07                                                  1,460,800                         1,460,800
---------------------------------------------------------------------------------------------------------------------------------
Madison River Capital LLC/Madison River Finance Corp., Sr. Unsec
Notes, 13.25%, 03/01/10                                                              4,550,000        7,504,000       12,054,000
PTC International Finance II S.A. (Luxembourg), Sr. Unsec. Gtd. Sub.
Yankee Notes, 11.25%, 12/01/09                                                                        6,922,300        6,922,300
Qwest Services Corp., Sr. Sub. Sec. Notes, 13.00%, 12/15/07             (a)          1,035,000                         1,035,000
Sprint Capital Corp., Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%,
11/15/08                                                                                              1,742,500        1,742,500
US West Communications, Notes,
   5.65%, 11/01/04                                                                   1,410,000                         1,410,000
   7.20%, 11/01/04                                                                   3,453,488                         3,453,488
=================================================================================================================================
                                                                                    23,722,879       16,168,800       39,891,679
=================================================================================================================================
LEISURE FACILITIES- 1.21%
Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%, 12/01/12                                                3,782,125        3,782,125
Six Flags, Inc.,
   Sr. Disc. Notes, 10.00% 04/01/08                                     (b)             96,000                            96,000
   Sr. Unsec. Global Notes, 8.88%, 02/01/10                                          2,051,500        4,441,250        6,492,750
   Sr. Unsec. Global Notes, 9.50%, 02/01/09                                                             835,625          835,625
   Sr. Unsec. Notes,  9.75%, 06/15/07                                                                 3,719,950        3,719,950
=================================================================================================================================
                                                                                     2,147,500       12,778,950       14,926,450
=================================================================================================================================
MARINE- 0.11%
Stena A.B. (Sweden), Sr. Notes, 9.63%, 12/01/12                         (a)                           1,363,725        1,363,725
=================================================================================================================================
METAL & GLASS CONTAINERS- 3.05%
AEP Industries Inc., Sr. Unsec. Sub. Notes, 9.88%, 11/15/07                                           1,700,500        1,700,500
---------------------------------------------------------------------------------------------------------------------------------
Anchor Glass Container Corp.,
   Sr. Sec. Notes, 11.00%, 02/15/13                                     (a)(d)                        6,245,000        6,245,000
---------------------------------------------------------------------------------------------------------------------------------
   Sr. Sec. Sub. First Mortgage Notes, 11.25%, 04/01/05                                               5,785,500        5,785,500
---------------------------------------------------------------------------------------------------------------------------------
Ball Corp., Sr. Notes, 6.88%, 12/15/12                                  (a)                           1,856,400        1,856,400
---------------------------------------------------------------------------------------------------------------------------------

               PRINCIPAL AMOUNT
-----------------------------------------------
   INVESCO           AIM             AIM
  HIGH YIELD      HIGH YIELD       HIGH YIELD
    FUND             FUND            FUND
                                   PRO FORMA
                                   COMBINING
------------------------------------------------------------------------------------------------------------------------------------
    800,000                            800,000    Bway Corp., Sr. Sub. Notes, 10.00%, 10/15/10                            (a)
------------------------------------------------------------------------------------------------------------------------------------
$      --       $ 6,290,000        $ 6,290,000    Greif Bros. Corp., Sr. Unsec. Sub. Global Notes, 8.88%, 08/01/12
------------------------------------------------------------------------------------------------------------------------------------
  1,550,000       4,194,000          5,744,000    Jarden Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
                  3,600,000          3,600,000    Owens-Brockway, Sr. Sec. Notes, 8.75%, 11/15/12                         (a)
------------------------------------------------------------------------------------------------------------------------------------
                  4,535,000          4,535,000    Plastipak Holdings Inc., Sr. Unsec. Gtd. Global Notes, 10.75%, 09/01/11
------------------------------------------------------------------------------------------------------------------------------------
                    150,000            150,000    Stone Container Corp., Sr. Unsec. Global Notes, 8.38%, 07/01/12
====================================================================================================================================

====================================================================================================================================
                                                  MOVIE & ENTERTAINMENT - 1.22%
                                                  AMC Entertainment Inc.,
                 10,330,000         10,330,000    Sr. Unsec. Sub. Notes, 9.50%, 02/01/11
------------------------------------------------------------------------------------------------------------------------------------
  4,040,000                          4,040,000    Sr. Unsec. Sub. Notes, 9.88%, 02/01/12
------------------------------------------------------------------------------------------------------------------------------------
  1,175,000                          1,175,000    Regal Cinemas, Sr. Sub. Notes,  9.38%, 02/01/12                         (a)
====================================================================================================================================

====================================================================================================================================
                                                  MULTI-UTILITIES & UNREGULATED POWER - 0.78%
                                                  Aquila Inc., Sr. Notes,
    850,000                            850,000       6.88%, 10/01/04                                                      (a)
------------------------------------------------------------------------------------------------------------------------------------
    345,000                            345,000       8.70%, 02/01/11
------------------------------------------------------------------------------------------------------------------------------------
  1,425,000                          1,425,000       14.38%, 07/01/12
                                                  Nevada Power-Series E, General & Refunding Mortgage, Notes,
------------------------------------------------------------------------------------------------------------------------------------
    625,000                            625,000    10.88%, 10/15/09                                                        (a)
------------------------------------------------------------------------------------------------------------------------------------
                  3,095,000          3,095,000    Transcontinental Gas Pipe Line, Notes, 6.13%, 01/15/05
------------------------------------------------------------------------------------------------------------------------------------
  4,105,000                          4,105,000    Western Resources Inc., Notes, 6.25%, 08/15/18
====================================================================================================================================

====================================================================================================================================
                                                  NATURAL GAS PIPELINES - 0.04%
                                                  Plains All American Pipeline LP/Plains All American Pipeline Finance,
    495,000                            495,000    Sr. Notes, 7.75%, 10/15/12
====================================================================================================================================
                                                  OFFICE ELECTRONICS - 0.15%
                  1,810,000          1,810,000    Xerox Corp., Sr. Notes, 9.75%, 01/15/09                                 (a)
====================================================================================================================================
                                                  OFFICE SERVICES & SUPPLIES - 0.41%
                                                  Falcon Products, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 11.38%,
                  4,230,000          4,230,000    06/15/09
------------------------------------------------------------------------------------------------------------------------------------
  2,275,000                          2,275,000    Mail Well I Corp., Sr. Unsec. Gtd. Notes, 9.63%, 03/15/12
====================================================================================================================================

====================================================================================================================================
                                                  OIL & GAS DRILLING - 0.77%
                  8,765,000          8,765,000    Pride International, Inc., Sr. Unsec. Notes, 10.00%, 06/01/09
====================================================================================================================================
                                                  OIL & GAS EQUIPMENT & SERVICES - 1.69%
                                                  Grant Prideco Escrow Corp.,
    790,000       1,805,000          2,595,000       Sr. Notes, 9.00%, 12/15/09                                           (a)
------------------------------------------------------------------------------------------------------------------------------------
  1,475,000                          1,475,000       Series B, Notes, 9.63%, 12/01/07
------------------------------------------------------------------------------------------------------------------------------------
  3,600,000                          3,600,000    Gulfmark Offshore, Sr. Notes, 8.75, 06/01/08
------------------------------------------------------------------------------------------------------------------------------------
                  5,390,000          5,390,000    Hanover Equipment Trust-Series 2001-A, Sr. Sec. Notes, 8.50%, 09/01/08  (a)
------------------------------------------------------------------------------------------------------------------------------------
  1,165,000                          1,165,000    Petroleum Helicopters-Series B, Gtd. Notes, 9.38%, 05/01/09
------------------------------------------------------------------------------------------------------------------------------------
                  6,335,000          6,335,000    SESI, LLC, Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11
====================================================================================================================================

====================================================================================================================================
                                                  OIL & GAS EXPLORATION & PRODUCTION - 2.53%
                                                  Chesapeake Energy Corp.,
                  2,220,000          2,220,000       Sr. Notes, 7.75%, 01/15/15                                           (a)
------------------------------------------------------------------------------------------------------------------------------------
                  2,720,000          2,720,000       Sr. Unsec. Gtd. Notes, 8.38%, 11/01/08
------------------------------------------------------------------------------------------------------------------------------------
  1,040,000                          1,040,000       Series B, Sr. Notes, 8.50%, 03/15/12
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000       3,060,000          5,060,000    Comstock Resources, Inc., Sr. Unsec. Gtd. Notes, 11.25%, 05/01/07
------------------------------------------------------------------------------------------------------------------------------------
  2,995,000                          2,995,000    Forest Oil, Sr. Notes, 8.00%, 06/15/08
------------------------------------------------------------------------------------------------------------------------------------
  2,550,000                          2,550,000    Parker & Parsley Petroleum, Sr. Notes, 8.88%, 04/15/05
------------------------------------------------------------------------------------------------------------------------------------
                  4,880,000          4,880,000    Pogo Producing Co.-Series B, Sr. Unsec. Sub. Notes, 10.38%, 02/15/09
------------------------------------------------------------------------------------------------------------------------------------
                  2,200,000          2,200,000    Swift Energy Co., Sr. Unsec. Sub. Notes,  9.38%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
  1,165,000       2,710,000          3,875,000    Westport Resources Corp., Sr. Sub. Notes, 8.25%, 11/01/11               (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Vintage Petroleum,
  1,685,000                          1,685,000       Sr. Notes, 8.25%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
    300,000                            300,000       Sr. Sub. Notes, 9.00%, 12/15/05
====================================================================================================================================

====================================================================================================================================

                                                                                                     MARKET VALUE
                                                                                   ---------------------------------------------
                                                                                      INVESCO            AIM            AIM
                                                                                    HIGH YIELD        HIGH YIELD     HIGH YIELD
                                                                                       FUND             FUND            FUND
                                                                                                                     PRO FORMA
                                                                                                                     COMBINING
--------------------------------------------------------------------------------------------------------------------------------
Bway Corp., Sr. Sub. Notes, 10.00%, 10/15/10                            (a)            840,000                           840,000
--------------------------------------------------------------------------------------------------------------------------------
Greif Bros. Corp., Sr. Unsec. Sub. Global Notes, 8.88%, 08/01/12                   $      --        $ 6,698,850      $ 6,698,850
--------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 05/01/12                     1,608,125        4,372,245        5,980,370
--------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway, Sr. Sec. Notes, 8.75%, 11/15/12                         (a)                           3,636,000        3,636,000
--------------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd. Global Notes, 10.75%, 09/01/11                               4,807,100        4,807,100
--------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global Notes, 8.38%, 07/01/12                                         156,000          156,000
=================================================================================================================================
                                                                                     2,448,125       35,257,595       37,705,720
=================================================================================================================================
MOVIE & ENTERTAINMENT - 1.22%
AMC Entertainment Inc.,
Sr. Unsec. Sub. Notes, 9.50%, 02/01/11                                                                9,994,275        9,994,275
--------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Sub. Notes, 9.88%, 02/01/12                                               3,858,200                         3,858,200
--------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Sr. Sub. Notes,  9.38%, 02/01/12                         (a)          1,236,688                         1,236,688
=================================================================================================================================
                                                                                     5,094,888        9,994,275       15,089,163
=================================================================================================================================
MULTI-UTILITIES & UNREGULATED POWER - 0.78%
Aquila Inc., Sr. Notes,
   6.88%, 10/01/04                                                      (a)            645,996                           645,996
--------------------------------------------------------------------------------------------------------------------------------
   8.70%, 02/01/11                                                                     235,242                           235,242
--------------------------------------------------------------------------------------------------------------------------------
   14.38%, 07/01/12                                                                  1,097,250                         1,097,250
--------------------------------------------------------------------------------------------------------------------------------
Nevada Power-Series E, General & Refunding Mortgage, Notes,
   10.88%, 10/15/09                                                     (a)            650,000                           650,000
--------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line, Notes, 6.13%, 01/15/05                                                3,017,625        3,017,625
--------------------------------------------------------------------------------------------------------------------------------
Western Resources Inc., Notes, 6.25%, 08/15/18                                       4,022,900                         4,022,900
=================================================================================================================================
                                                                                     6,651,388        3,017,625        9,669,013
=================================================================================================================================
NATURAL GAS PIPELINES - 0.04%
Plains All American Pipeline LP/Plains All American Pipeline Finance,
Sr. Notes, 7.75%, 10/15/12                                                             519,750                           519,750
=================================================================================================================================
OFFICE ELECTRONICS - 0.15%
Xerox Corp., Sr. Notes, 9.75%, 01/15/09                                 (a)                           1,873,350        1,873,350
=================================================================================================================================
OFFICE SERVICES & SUPPLIES - 0.41%
Falcon Products, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 11.38%,
06/15/09                                                                                              2,982,150        2,982,150
--------------------------------------------------------------------------------------------------------------------------------
Mail Well I Corp., Sr. Unsec. Gtd. Notes, 9.63%, 03/15/12                            2,058,875                         2,058,875
=================================================================================================================================
                                                                                     2,058,875        2,982,150        5,041,025
=================================================================================================================================
OIL & GAS DRILLING - 0.77%
Pride International, Inc., Sr. Unsec. Notes, 10.00%, 06/01/09                                         9,510,025        9,510,025
=================================================================================================================================
OIL & GAS EQUIPMENT & SERVICES - 1.69%
Grant Prideco Escrow Corp.,
   Sr. Notes, 9.00%, 12/15/09                                           (a)            819,625        1,877,200        2,696,825
--------------------------------------------------------------------------------------------------------------------------------
   Series B, Notes, 9.63%, 12/01/07                                                  1,548,750                         1,548,750
--------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Sr. Notes, 8.75, 06/01/08                                         3,708,000                         3,708,000
--------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust-Series 2001-A, Sr. Sec. Notes, 8.50%, 09/01/08  (a)                           5,120,500        5,120,500
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters-Series B, Gtd. Notes, 9.38%, 05/01/09                          1,239,269                         1,239,269
--------------------------------------------------------------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11                                              6,556,725        6,556,725
=================================================================================================================================
                                                                                     7,315,644       13,554,425       20,870,069
=================================================================================================================================
OIL & GAS EXPLORATION & PRODUCTION - 2.53%
Chesapeake Energy Corp.,
   Sr. Notes, 7.75%, 01/15/15                                           (a)                           2,264,400        2,264,400
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes, 8.38%, 11/01/08                                                             2,862,800        2,862,800
--------------------------------------------------------------------------------------------------------------------------------
   Series B, Sr. Notes, 8.50%, 03/15/12                                              1,086,800                         1,086,800
--------------------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd. Notes, 11.25%, 05/01/07                    2,150,000        3,304,800        5,454,800
--------------------------------------------------------------------------------------------------------------------------------
Forest Oil, Sr. Notes, 8.00%, 06/15/08                                               3,129,775                         3,129,775
--------------------------------------------------------------------------------------------------------------------------------
Parker & Parsley Petroleum, Sr. Notes, 8.88%, 04/15/05                               2,755,729                         2,755,729
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub. Notes, 10.38%, 02/15/09                                  5,294,800        5,294,800
--------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,  9.38%, 05/01/12                                             2,189,000        2,189,000
--------------------------------------------------------------------------------------------------------------------------------
Westport Resources Corp., Sr. Sub. Notes, 8.25%, 11/01/11               (a)          1,229,075        2,872,600        4,101,675
--------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum,
   Sr. Notes, 8.25%, 05/01/12                                                        1,777,675                         1,777,675
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 9.00%, 12/15/05                                                     303,000                           303,000
=================================================================================================================================
                                                                                    12,432,054       18,788,400       31,220,454
=================================================================================================================================

               PRINCIPAL AMOUNT
-----------------------------------------------
   INVESCO           AIM              AIM
  HIGH YIELD      HIGH YIELD       HIGH YIELD
    FUND             FUND             FUND
                                   PRO FORMA
                                   COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                  OIL & GAS REFINING, MARKETING & TRANSPORTATION- 3.57%
                                                  Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes, 8.75%,
$ 1,935,000     $        --        $ 1,935,000    6/15/12                                 $    2,012,400
------------------------------------------------------------------------------------------------------------------------------------
                 10,000,000         10,000,000    Frontier Oil Corp., Sr. Unsec. Sub. Notes, 11.75%, 11/15/09
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000                          5,000,000    Pride International, Sr. Notes, 10.00%, 06/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  Premco Refining Group Inc. (The),
    835,000       2,680,000          3,515,000       Sr. Notes, 9.25%, 02/01/10                                            (a)
------------------------------------------------------------------------------------------------------------------------------------

  1,665,000       3,600,000          5,265,000       Sr. Notes, 9.50%, 02/01/13                                            (a)
------------------------------------------------------------------------------------------------------------------------------------
  2,350,000         890,000          3,240,000    Tesoro Petroleum Corp., Sr. Unsec. Sub. Global Notes, 9.63%, 04/01/12
------------------------------------------------------------------------------------------------------------------------------------
                 10,045,000         10,045,000    Texas Petrochemical Corp., Sr. Unsec. Sub. Notes, 11.13%, 07/01/06
------------------------------------------------------------------------------------------------------------------------------------
                                                  Western Gas Resources, Inc., Sr. Unsec. Gtd. Sub. Notes, 10.00%,
                  8,000,000          8,000,000    06/15/09
====================================================================================================================================

====================================================================================================================================
                                                  PACKAGED FOODS & MEATS- 0.34%
    780,000                            780,000    Del Monte Foods, Sr. Sub. Notes, 8.63%, 12/15/12                         (a)
------------------------------------------------------------------------------------------------------------------------------------
                  3,445,000          3,445,000    Dole Foods Co., Inc., Sr. Unsec. Global Notes, 7.25%, 05/01/09
====================================================================================================================================

====================================================================================================================================
                                                  PAPER PACKAGING- 0.44%
  1,700,000       3,425,000          5,125,000    Graphic Packaging Corp., Unsec. Gtd. Sub. Global Notes, 8.63%, 02/15/12
====================================================================================================================================
                                                  PAPER PRODUCTS- 0.95%
                                                  Appleton Papers Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 12.50%,
  1,490,000                          1,490,000    12/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  3,570,000          3,570,000    Cascades Inc. (Canada), Sr. Notes, 7.25%, 02/15/13                       (a)
------------------------------------------------------------------------------------------------------------------------------------
    850,000                            850,000    Jefferson Smurfit, Sr. Notes, 8.25%, 10/01/12
------------------------------------------------------------------------------------------------------------------------------------
  1,565,000                          1,565,000    MDP Acquisitions PLC (Ireland), Sr. Notes, 9.63%, 10/01/12               (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Tembec Industries Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.75%,
                  4,255,000          4,255,000    03/15/12
====================================================================================================================================

====================================================================================================================================
                                                  PERSONAL PRODUCTS- 1.38%
                  3,160,000          3,160,000    Armkel LLC, Sr. Sub. Global Notes, 9.50%, 08/15/09
------------------------------------------------------------------------------------------------------------------------------------
                  8,045,000          8,045,000    Elizabeth Arden, Inc., Sr. Sec. Global Notes, 11.75%, 02/01/11
------------------------------------------------------------------------------------------------------------------------------------
    425,000       4,520,000          4,945,000    Herbalife International, Inc., Sr. Sub. Notes, 11.75%, 07/15/10          (a)
====================================================================================================================================

====================================================================================================================================
                                                  PHARMACEUTICALS- 1.66%
  2,550,000      10,240,000         12,790,000    aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global Notes, 11.00%, 04/01/10
------------------------------------------------------------------------------------------------------------------------------------
                  7,010,000          7,010,000    Biovail Corp. (Canada), Sr. Sub. Yankee Notes, 7.88%, 04/01/10
====================================================================================================================================

====================================================================================================================================
                                                  PUBLISHING - 1.60%
                                                  American Media Operations, Inc.
                  4,350,000          4,350,000       Series B, Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 05/01/09
------------------------------------------------------------------------------------------------------------------------------------
  1,245,000                          1,245,000       Sr. Sub. Notes, 8.88%, 01/15/11                                       (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Dex Media East LLC,
  1,175,000       2,660,000          3,835,000       Sr. Notes, 9.88%, 11/15/09                                            (a)
------------------------------------------------------------------------------------------------------------------------------------
    400,000                            400,000       Sr. Notes, 9.88%, 11/15/12                                            (a)
------------------------------------------------------------------------------------------------------------------------------------
    815,000                            815,000    Hollinger International Publishing, Sr. Notes, 9.00%, 12/15/10           (a)
------------------------------------------------------------------------------------------------------------------------------------
  1,665,000                          1,665,000    Houghton Mifflin, Sr. Notes, 8.25%, 02/01/11                             (a)
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000                          1,000,000    Nebraska Book Co., Sr. Sub. Notes, 8.75%, 02/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                  PRIMEDIA Inc.,
  1,000,000                          1,000,000       Sr. Notes, 10.25%, 06/01/04
------------------------------------------------------------------------------------------------------------------------------------
                  4,910,000          4,910,000       Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11
====================================================================================================================================

====================================================================================================================================
                                                  RAILROADS- 1.42%
                                                  Kansas City Southern Railway, Sr. Unsec. Gtd. Global Notes, 9.50%,
                  5,739,000          5,739,000    10/01/08
------------------------------------------------------------------------------------------------------------------------------------
                                                  Railamerica Transportation Corp., Sr. Unsec. Gtd. Sub. Notes, 12.88%,
                  5,560,000          5,560,000    08/15/10
------------------------------------------------------------------------------------------------------------------------------------
                                                  TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Yankee Deb., 11.75%,
                  5,858,000          5,858,000    06/15/09
====================================================================================================================================

====================================================================================================================================
                                                  REAL ESTATE - 1.12%
                                                  Host Marriott LP
                                                                                                     MARKET VALUE
                                                                                   ---------------------------------------------
                                                                                      INVESCO            AIM             AIM
                                                                                    HIGH YIELD        HIGH YIELD     HIGH YIELD
                                                                                       FUND             FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION- 3.57%
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes, 8.75%,
6/15/12                                                                            $ 2,012,400      $       --       $ 2,012,400
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Sub. Notes, 11.75%, 11/15/09                                          10,600,000       10,600,000
--------------------------------------------------------------------------------------------------------------------------------
Pride International, Sr. Notes, 10.00%, 06/01/09                                     5,400,000                         5,400,000
--------------------------------------------------------------------------------------------------------------------------------
Premco Refining Group Inc. (The),
   Sr. Notes, 9.25%, 02/01/10                                           (a)            837,088        2,700,100        3,537,188
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Notes, 9.50%, 02/01/13                                           (a)          1,669,163        3,627,000        5,296,163
--------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., Sr. Unsec. Sub. Global Notes, 9.63%, 04/01/12                1,527,500          582,950        2,110,450
--------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., Sr. Unsec. Sub. Notes, 11.13%, 07/01/06                                    6,479,025        6,479,025
--------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd. Sub. Notes, 10.00%,
06/15/09                                                                                              8,600,000        8,600,000
=================================================================================================================================
                                                                                    11,446,151       32,589,075       44,035,226
=================================================================================================================================
PACKAGED FOODS & MEATS- 0.34%
Del Monte Foods, Sr. Sub. Notes, 8.63%, 12/15/12                        (a)            803,400                           803,400
--------------------------------------------------------------------------------------------------------------------------------
Dole Foods Co., Inc., Sr. Unsec. Global Notes, 7.25%, 05/01/09                                        3,350,263        3,350,263
=================================================================================================================================
                                                                                       803,400        3,350,263        4,153,663
=================================================================================================================================
PAPER PACKAGING- 0.44%
Graphic Packaging Corp., Unsec. Gtd. Sub. Global Notes, 8.63%, 02/15/12              1,785,000        3,647,625        5,432,625
=================================================================================================================================
PAPER PRODUCTS- 0.95%
Appleton Papers Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 12.50%,
12/15/08                                                                             1,646,450                         1,646,450
--------------------------------------------------------------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Notes, 7.25%, 02/15/13                      (a)                           3,570,000        3,570,000
--------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit, Sr. Notes, 8.25%, 10/01/12                                          873,375                           873,375
--------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC (Ireland), Sr. Notes, 9.63%, 10/01/12              (a)          1,619,775                         1,619,775
--------------------------------------------------------------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.75%,
03/15/12                                                                                              4,042,250        4,042,250
=================================================================================================================================
                                                                                     4,139,600        7,612,250       11,751,850
=================================================================================================================================
PERSONAL PRODUCTS- 1.38%
Armkel LLC, Sr. Sub. Global Notes, 9.50%, 08/15/09                                                    3,444,400        3,444,400
--------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Sec. Global Notes, 11.75%, 02/01/11                                        8,447,250        8,447,250
--------------------------------------------------------------------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub. Notes, 11.75%, 07/15/10         (a)            442,000        4,723,400        5,165,400
=================================================================================================================================
                                                                                       442,000       16,615,050       17,057,050
=================================================================================================================================
PHARMACEUTICALS- 1.66%
aaiPharma Inc., Sr. Unsec. Gtd. Sub. Global Notes, 11.00%, 04/01/10                  2,652,000       10,596,498       13,248,498
--------------------------------------------------------------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee Notes, 7.88%, 04/01/10                                        7,220,300        7,220,300
=================================================================================================================================
                                                                                     2,652,000       17,816,798       20,468,798
=================================================================================================================================
PUBLISHING - 1.60%
American Media Operations, Inc.
   Series B, Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 05/01/09                                      4,654,500        4,654,500
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 8.88%, 01/15/11                                      (a)          1,276,125                         1,276,125
--------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC,
   Sr. Notes, 9.88%, 11/15/09                                           (a)          1,251,375        2,839,550        4,090,925
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Notes, 9.88%, 11/15/12                                           (a)            441,000                           441,000
--------------------------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Sr. Notes, 9.00%, 12/15/10          (a)            851,675                           851,675
--------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin, Sr. Notes, 8.25%, 02/01/11                            (a)          1,702,463                         1,702,463
--------------------------------------------------------------------------------------------------------------------------------
Nebraska Book Co., Sr. Sub. Notes, 8.75%, 02/15/08                                     997,500                           997,500
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA Inc.,
   Sr. Notes, 10.25%, 06/01/04                                                       1,005,000                         1,005,000
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11                                                      4,689,050        4,689,050
=================================================================================================================================
                                                                                     7,525,138       12,183,100       19,708,238
=================================================================================================================================
RAILROADS- 1.42%
Kansas City Southern Railway, Sr. Unsec. Gtd. Global Notes, 9.50%,
10/01/08                                                                                              6,341,595        6,341,595
--------------------------------------------------------------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec. Gtd. Sub. Notes, 12.88%,
08/15/10                                                                                              5,671,200        5,671,200
--------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Yankee Deb., 11.75%,
06/15/09                                                                                              5,477,230        5,477,230
=================================================================================================================================
                                                                                                     17,490,025       17,490,025
=================================================================================================================================
REAL ESTATE - 1.12%
Host Marriott LP

               PRINCIPAL AMOUNT
-----------------------------------------------
   INVESCO           AIM             AIM
  HIGH YIELD      HIGH YIELD       HIGH YIELD
    FUND             FUND            FUND
                                   PRO FORMA
                                   COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                    300,000            300,000       Series E, Sr. Sec. Gtd. Notes, 8.38%, 02/15/06
------------------------------------------------------------------------------------------------------------------------------------
                  2,845,000          2,845,000       Series G, Sr. Gtd. Global Notes, 9.25%, 10/01/07
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     $ 2,035,000        $ 3,035,000       Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07
------------------------------------------------------------------------------------------------------------------------------------
                    570,000            570,000    iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  5,320,000          5,320,000    MeriStar Hospitality Corp., Sr. Unsec. Gtd. Notes, 9.13%, 01/15/11
------------------------------------------------------------------------------------------------------------------------------------
                    980,000            980,000    RFS Partnership LP, Sr. Unsec. Gtd. Global Notes, 9.75%, 03/01/12
------------------------------------------------------------------------------------------------------------------------------------
  1,525,000                          1,525,000    Ventas Realty LP/Ventas Capital, Sr. Notes, 8.75%, 5/01/09
====================================================================================================================================

====================================================================================================================================
                                                  REAL ESTATE MANAGEMENT & DEVELOPMENT- 0.09%
  1,000,000                          1,000,000    Corrections Corp. of America, Sr. Notes, 9.88%, 05/01/09                 (a)
====================================================================================================================================
                                                  RESTAURANTS- 0.07%
                                                  Perkins Family Restaurants, L.P.-Series B, Sr. Unsec. Notes, 10.13%,
                    970,000            970,000    12/15/07
====================================================================================================================================
                                                  SEMICONDUCTORS- 0.29%
                  4,515,000          4,515,000    ON Semiconductor Corp., Sr. Sec. Gtd. Notes, 12.00%, 05/15/08            (a)
====================================================================================================================================
                                                  SPECIALTY CHEMICALS- 0.84%
                    830,000            830,000    Macdermid Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.13%, 07/15/11
------------------------------------------------------------------------------------------------------------------------------------
  1,285,000       4,935,000          6,220,000    Millennium America, Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  4,485,000          4,485,000    OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 12/15/11
====================================================================================================================================

====================================================================================================================================
                                                  SPECIALTY STORES- 2.74%
                                                  Advance Stores Co., Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 10.25%,
                  7,655,000          7,655,000    04/15/08
------------------------------------------------------------------------------------------------------------------------------------
    900,000                            900,000    Cole National Group, Inc., Sr. Sub. Notes, 8.88%, 05/15/12
------------------------------------------------------------------------------------------------------------------------------------
                  3,100,000          3,100,000    CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes, 12.00%, 06/15/06
------------------------------------------------------------------------------------------------------------------------------------
    780,000                            780,000    Hollywood Entertainment, Sr. Sub. Notes, 9.63%, 03/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                  Petco Animal Supplies Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.75%,
                  4,390,000          4,390,000    11/01/11
------------------------------------------------------------------------------------------------------------------------------------
                  2,160,000          2,160,000    Petro Stopping Centers LP, Sr. Unsec. Notes, 10.50%, 02/01/07
------------------------------------------------------------------------------------------------------------------------------------
    400,000                            400,000    Sonic Automotive-Series D, Sr. Sub. Notes, 11.00%, 08/01/08
------------------------------------------------------------------------------------------------------------------------------------
  1,850,000                          1,850,000    United Auto Group, Sr. Sub. Notes, 9.63%, 3/15/12                        (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                  United Rentals North America Inc.
  6,035,000                          6,035,000       Series B, Sr. Sub. Notes, 8.80%, 08/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  4,085,000          4,085,000       Series B, Sr. Unsec. Gtd. Global Notes, 10.75%, 04/15/08
------------------------------------------------------------------------------------------------------------------------------------
                  2,710,000          2,710,000       Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08                               (a)
====================================================================================================================================

====================================================================================================================================
                                                  STEEL- 0.23%
  2,765,000                          2,765,000    Steel Dynamics, Sr. Notes, 9.50%, 03/15/09
====================================================================================================================================
                                                  TEXTILES- 0.13%
  1,500,000                          1,500,000    Simmons Co.-Series B, Sr. Sub. Notes, 10.25%, 03/15/09
====================================================================================================================================
                                                  TRUCKING- 0.84%
                                                  Avis Group Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 11.00%,
                  3,005,000          3,005,000    05/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                  North American Van Lines Inc., Sr. Unsec. Gtd. Sub. Global Notes,
                  6,825,000          6,825,000    13.38%, 12/01/09
====================================================================================================================================

====================================================================================================================================
                                                  WIRELESS TELECOMMUNICATION SERVICES- 3.67%
                  5,745,000          5,745,000    AirGate PCS, Inc., Sr. Sub. Disc. Notes, 13.50%, 10/01/09                (b)(e)
------------------------------------------------------------------------------------------------------------------------------------
                  2,725,000          2,725,000    Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc. Notes, 12.88%, 02/15/10    (b)
------------------------------------------------------------------------------------------------------------------------------------
  4,500,000                          4,500,000    Crown Castle International Corp., Sr. Notes, 9.38%, 08/01/11
------------------------------------------------------------------------------------------------------------------------------------
                  4,035,000          4,035,000    American Tower Escrow Corp., Sr. Sub. Disc. Notes, 12.26%, 08/01/08      (a)(e)(f)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Horizon PCS, Inc., Sr. Unsec. Gtd. Disc. Global  Notes, 14.00%,
                  4,865,000          4,865,000    10/01/10                                                                 (b)
------------------------------------------------------------------------------------------------------------------------------------
                  5,760,000          5,760,000    iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%, 07/15/10                     (b)
------------------------------------------------------------------------------------------------------------------------------------
                 10,020,000         10,020,000    IWO Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 14.00%, 01/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     MARKET VALUE
                                                                                   ---------------------------------------------
                                                                                      INVESCO            AIM             AIM
                                                                                    HIGH YIELD        HIGH YIELD     HIGH YIELD
                                                                                       FUND             FUND            FUND
                                                                                                                     PRO FORMA
                                                                                                                     COMBINING
--------------------------------------------------------------------------------------------------------------------------------
   Series E, Sr. Sec. Gtd. Notes, 8.38%, 02/15/06                                                       295,500          295,500
--------------------------------------------------------------------------------------------------------------------------------
   Series G, Sr. Gtd. Global Notes, 9.25%, 10/01/07                                                   2,859,225        2,859,225
--------------------------------------------------------------------------------------------------------------------------------
   Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07                             $   990,000      $ 2,065,525      $ 3,055,525
--------------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08                                                 601,350          601,350
--------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd. Notes, 9.13%, 01/15/11                                    4,362,400        4,362,400
--------------------------------------------------------------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Global Notes, 9.75%, 03/01/12                                       999,600          999,600
--------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital, Sr. Notes, 8.75%, 5/01/09                           1,608,875                         1,608,875
================================================================================================================================
                                                                                     2,598,875       11,183,600       13,782,475
================================================================================================================================
REAL ESTATE MANAGEMENT & DEVELOPMENT- 0.09%
Corrections Corp. of America, Sr. Notes, 9.88%, 05/01/09                (a)          1,065,000                         1,065,000
================================================================================================================================
RESTAURANTS- 0.07%
Perkins Family Restaurants, L.P.-Series B, Sr. Unsec. Notes, 10.13%,
12/15/07                                                                                                873,000          873,000
================================================================================================================================
SEMICONDUCTORS- 0.29%
ON Semiconductor Corp., Sr. Sec. Gtd. Notes, 12.00%, 05/15/08           (a)                           3,634,575        3,634,575
================================================================================================================================
SPECIALTY CHEMICALS- 0.84%
Macdermid Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.13%, 07/15/11                                      900,550          900,550
--------------------------------------------------------------------------------------------------------------------------------
Millennium America, Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/08               1,342,825        5,113,894        6,456,719
--------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 12/15/11                                    3,027,375        3,027,375
================================================================================================================================
                                                                                     1,342,825        9,041,819       10,384,644
================================================================================================================================
SPECIALTY STORES- 2.74%
Advance Stores Co., Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes, 10.25%,
04/15/08                                                                                              8,114,300        8,114,300
--------------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., Sr. Sub. Notes, 8.88%, 05/15/12                             846,000                           846,000
--------------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes, 12.00%, 06/15/06                                        3,301,500        3,301,500
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment, Sr. Sub. Notes, 9.63%, 03/15/11                               772,200                           772,200
--------------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.75%,
                 11/01/11                                                                             4,829,000        4,829,000
--------------------------------------------------------------------------------------------------------------------------------
Petro Stopping Centers LP, Sr. Unsec. Notes, 10.50%, 02/01/07                                         2,062,800        2,062,800
--------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive-Series D, Sr. Sub. Notes, 11.00%, 08/01/08                            420,000                           420,000
--------------------------------------------------------------------------------------------------------------------------------
United Auto Group, Sr. Sub. Notes, 9.63%, 3/15/12                       (a)          1,813,000                         1,813,000
--------------------------------------------------------------------------------------------------------------------------------
United Rentals North America Inc.
   Series B, Sr. Sub. Notes, 8.80%, 08/15/08                                         4,888,350                         4,888,350
--------------------------------------------------------------------------------------------------------------------------------
   Series B, Sr. Unsec. Gtd. Global Notes, 10.75%, 04/15/08                                           4,064,575        4,064,575
--------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08                              (a)                           2,696,450        2,696,450
================================================================================================================================
                                                                                     8,739,550       25,068,625       33,808,175
================================================================================================================================
STEEL- 0.23%
Steel Dynamics, Sr. Notes, 9.50%, 03/15/09                                           2,889,425                         2,889,425
================================================================================================================================
TEXTILES- 0.13%
Simmons Co.-Series B, Sr. Sub. Notes, 10.25%, 03/15/09                               1,612,500                         1,612,500
================================================================================================================================
TRUCKING- 0.84%
Avis Group Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 11.00%,
05/01/09                                                                                              3,358,088        3,358,088
--------------------------------------------------------------------------------------------------------------------------------
North American Van Lines Inc., Sr. Unsec. Gtd. Sub. Global Notes,
13.38%, 12/01/09                                                                                      6,995,625        6,995,625
================================================================================================================================
                                                                                                     10,353,713       10,353,713
================================================================================================================================
WIRELESS TELECOMMUNICATION SERVICES- 3.67%
AirGate PCS, Inc., Sr. Sub. Disc. Notes, 13.50%, 10/01/09               (b)(e)                          545,775          545,775
--------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc. Notes, 12.88%, 02/15/10   (b)                             545,000          545,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.,  Sr.  Notes, 9.38%, 08/01/11                       3,690,000                         3,690,000
--------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., Sr. Sub. Disc. Notes, 12.26%, 08/01/08     (a)(e)(f)                     2,400,825        2,400,825
--------------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc. Global  Notes, 14.00%,
10/01/10                                                                (b)                             267,575          267,575
--------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%, 07/15/10                    (b)                             259,200          259,200
--------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 14.00%, 01/15/11                                    1,853,700        1,853,700
--------------------------------------------------------------------------------------------------------------------------------

         PRINCIPAL AMOUNT
-----------------------------------
  INVESCO       AIM          AIM
 HIGH YIELD  HIGH YIELD  HIGH YIELD
    FUND        FUND        FUND
                          PRO FORMA
                          COMBINING
--------------------------------------------------------------------------------------
                                     Nextel Communications, Sr. Notes,
$ 2,305,000          -  $ 2,305,000    9.38%, 11/15/09
--------------------------------------------------------------------------------------
    800,000                 800,000    9.50%, 02/01/11
--------------------------------------------------------------------------------------
             9,705,000    9,705,000    12.00%, 11/01/08
--------------------------------------------------------------------------------------
                                     NII Holdings Ltd., Sr. Sec. Disc.
  1,012,189               1,012,189  Notes, 13.00%, 11/01/09                 (b)
--------------------------------------------------------------------------------------
                                     Rural Cellular Corp., Sr. Sub. Notes,
  3,425,000               3,425,000  9.75%, 01/15/10
--------------------------------------------------------------------------------------
                                     NTELOS Inc., Sr. Unsec. Notes, 13.00%,
             7,860,000    7,860,000  08/15/10
--------------------------------------------------------------------------------------
                                     SBA Communications Corp., Sr. Unsec.
             5,105,000    5,105,000  Global Notes, 10.25%, 02/01/09
--------------------------------------------------------------------------------------
                                     Spectrasite Holdings, Inc.,
             8,555,000    8,555,000    Sr. Disc. Notes, 12.00%, 07/15/08     (b)
--------------------------------------------------------------------------------------
                                       Sr. Unsec. Disc. Notes, 11.25%,
             1,490,000    1,490,000    04/15/09                              (b)
--------------------------------------------------------------------------------------
                                     Tritel PCS Inc.,
     40,000                  40,000    Sr. Sub. Disc. Notes, 11%, 05/01/08   (b)
--------------------------------------------------------------------------------------
                                       Sr. Unsec. Gtd. Sub. Disc. Notes,
             2,690,000    2,690,000    12.75%, 05/15/09                      (b)
--------------------------------------------------------------------------------------
                                       Sr. Unsec. Gtd. Sub. Global Notes,
             2,679,000    2,679,000    10.38%, 01/15/11
--------------------------------------------------------------------------------------
                                     UbiquiTel Operating Co., Sr. Unsec.
  3,800,000  7,980,000   11,780,000  Gtd. Disc. Notes, 14.00%, 04/15/10      (b)
--------------------------------------------------------------------------------------
                                     US Unwired Inc.-Series B, Sr. Unsec.
                                     Gtd. Sub. Disc. Notes, 13.38%,
  4,575,000  4,580,000    9,155,000  11/01/09                                (b)
--------------------------------------------------------------------------------------
                                     VoiceStream Wireless, Sr. Notes,
  2,999,000               2,999,000  10.38%, 11/15/09
======================================================================================

======================================================================================

                                     Total Bonds & Notes
                                     (Cost $1,287,099,544)
======================================================================================

                                     STOCKS & OTHER EQUITY INTERESTS- 1.27%
                                     BROADCASTING & CABLE TV- 0.44%
        500                     500  Cumulus Media-Series A, 13.75% Pfd PIK
--------------------------------------------------------------------------------------
     18,000                  18,000  CSC Holdings Inc. $11.75 Conv. Pfd.     (a)
--------------------------------------------------------------------------------------
     17,750                  17,750  CSC Holdings Inc.-Series M, 11.13% Pfd.
--------------------------------------------------------------------------------------
     91,503                  91,503  NTL Inc.                                (g)
======================================================================================

======================================================================================

                                     ELECTRIC UTILITIES- 0.15%
                                     Alliant Energy Resources , $ 7.25
     76,000                  76,000  Conv. Pfd.                              (a)
======================================================================================

                                     INTEGRATED TELECOMMUNICATION
                                     SERVICES- 0.02%
    132,775                 132,775  Focal communications                    (g)
--------------------------------------------------------------------------------------
     52,873                  52,873  McLeod USA Inc.-Class A, Pfd.           (g)
--------------------------------------------------------------------------------------
     34,072                  34,072  XO Communications
======================================================================================

======================================================================================

                                     WIRELESS TELECOMMUNICATION SERVICES- 0.66%
  1,670,000               1,670,000  American Tower Escrow Corp -Unit
--------------------------------------------------------------------------------------
                                     Nextel Communications-Series E
      5,836                   5,836  11.13%PIK  Pfd.
--------------------------------------------------------------------------------------
    109,549                 109,549  NII Holdings-Class B                    (g)
======================================================================================

======================================================================================

                                     Total Stocks & Other Equity Interests
                                     (Cost $25,763,196)
======================================================================================


                                     WARRANTS & OTHER EQUITY INTERESTS- 1.96%

                                     BROADCASTING & CABLE TV- 0.87%
                                     Cablevision Systems New York Group
                35,680       35,680    Series H, 11.75% Pfd.
--------------------------------------------------------------------------------------
                69,120       69,120    Series M, 11.13% PIK Pfd.
--------------------------------------------------------------------------------------
                                     Knology Inc
               605,183      605,183    Series D, Conv. Pfd.                  (a)(g)
--------------------------------------------------------------------------------------
                47,295       47,295    Wts., expiring 10/22/07               (a)(d)(h)
--------------------------------------------------------------------------------------
                                     United Pan-Europe Communications N.V.
                 6,593        6,593  (Netherlands)-Rts., expiring 02/14/03   (d)(g)
--------------------------------------------------------------------------------------
                                     XM Satellite Radio-Wts. , expiring
                 3,750        3,750  03/15/10                                (a)(g)
======================================================================================

======================================================================================

                                     CONSTRUCTIONAL MATERIALS- 0.00%
                                     Dayton Superior -Wts., expiring
                 9,580        9,580  06/15/09                                (a)(h)
======================================================================================

                                     DERIVATIVES- 0.00%
     17,100                  17,100  Wam!Net-Wts., expiring 03/01/05         (a)(g)
======================================================================================
                                                                   MARKET VALUE
                                                   -------------------------------------------
                                                      INVESCO          AIM            AIM
                                                    HIGH YIELD      HIGH YIELD     HIGH YIELD
                                                       FUND            FUND           FUND
                                                                                   PRO FORMA
                                                                                   COMBINING
----------------------------------------------------------------------------------------------
Nextel Communications, Sr. Notes,
  9.38%, 11/15/09                                  $ 2,218,563     $         -     $ 2,218,563
----------------------------------------------------------------------------------------------
  9.50%, 02/01/11                                      768,000                         768,000
----------------------------------------------------------------------------------------------
  12.00%, 11/01/08                                                  10,141,725      10,141,725
----------------------------------------------------------------------------------------------
NII Holdings Ltd., Sr. Sec. Disc.
Notes, 13.00%, 11/01/09                 (b)            779,385                         779,385
----------------------------------------------------------------------------------------------
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 01/15/10                                      2,140,625                       2,140,625
----------------------------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
08/15/10                                                             2,240,100       2,240,100
----------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec.
Global Notes, 10.25%, 02/01/09                       3,190,625                       3,190,625
----------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%, 07/15/08     (b)                          3,229,513       3,229,513
----------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%,
  04/15/09                              (b)                            521,500         521,500
----------------------------------------------------------------------------------------------
Tritel PCS Inc.,
  Sr. Sub. Disc. Notes, 11%, 05/01/08   (b)             34,800                          34,800
----------------------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Disc. Notes,
  12.75%, 05/15/09                      (b)                          2,595,850       2,595,850
----------------------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.38%, 01/15/11                                                   2,980,388       2,980,388
----------------------------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec.
Gtd. Disc. Notes, 14.00%, 04/15/10      (b)            228,000         518,700         746,700
----------------------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec.
Gtd. Sub. Disc. Notes, 13.38%,
11/01/09                                (b)            468,937         480,900         949,837
----------------------------------------------------------------------------------------------
VoiceStream Wireless, Sr. Notes,
10.38%, 11/15/09                                     3,261,412                       3,261,412
==============================================================================================
                                                    13,589,722      31,771,376      45,361,098
==============================================================================================

Total Bonds & Notes
(Cost $1,287,099,544)                              253,269,476     883,908,598   1,137,178,074
==============================================================================================

STOCKS & OTHER EQUITY INTERESTS- 1.27%
BROADCASTING & CABLE TV- 0.44%
Cumulus Media-Series A, 13.75% Pfd PIK                 559,375                         559,375
----------------------------------------------------------------------------------------------
CSC Holdings Inc. $11.75 Conv. Pfd.     (a)          1,755,000                       1,755,000
----------------------------------------------------------------------------------------------
CSC Holdings Inc.-Series M, 11.13% Pfd.              1,712,875                       1,712,875
----------------------------------------------------------------------------------------------
NTL Inc.                                (g)          1,278,297                       1,278,297
==============================================================================================
                                                     5,305,547                       5,305,547
==============================================================================================

ELECTRIC UTILITIES- 0.15%
Alliant Energy Resources , $ 7.25
Conv. Pfd.                              (a)          1,900,000                       1,900,000
==============================================================================================

INTEGRATED TELECOMMUNICATION
SERVICES- 0.02%
Focal communications                    (g)              6,639                           6,639
----------------------------------------------------------------------------------------------
McLeod USA Inc.-Class A, Pfd.           (g)            173,423                         173,423
----------------------------------------------------------------------------------------------
XO Communications                                      124,363                         124,363
==============================================================================================
                                                       304,425                         304,425
==============================================================================================

WIRELESS TELECOMMUNICATION SERVICES- 0.66%
American Tower Escrow Corp -Unit                       981,125                         981,125
----------------------------------------------------------------------------------------------
Nextel Communications-Series E
11.13%PIK  Pfd.                                      5,544,200                       5,544,200
----------------------------------------------------------------------------------------------
NII Holdings-Class B                    (g)          1,676,100                       1,676,100
==============================================================================================
                                                     8,201,425                       8,201,425
==============================================================================================

Total Stocks & Other Equity Interests
(Cost $25,763,196)                                  15,711,397                      15,711,397
==============================================================================================


WARRANTS & OTHER EQUITY INTERESTS- 1.96%

BROADCASTING & CABLE TV- 0.87%
Cablevision Systems New York Group
  Series H, 11.75% Pfd.                                              3,478,800       3,478,800
----------------------------------------------------------------------------------------------
  Series M, 11.13% PIK Pfd.                                          6,808,320       6,808,320
----------------------------------------------------------------------------------------------
Knology Inc
  Series D, Conv. Pfd.                  (a)(g)                         453,887         453,887
----------------------------------------------------------------------------------------------
  Wts., expiring 10/22/07               (a)(d)(h)                            0               -
----------------------------------------------------------------------------------------------
United Pan-Europe Communications N.V.
(Netherlands)-Rts., expiring 02/14/03   (d)(g)                               0               -
----------------------------------------------------------------------------------------------
XM Satellite Radio-Wts. , expiring
03/15/10                                (a)(g)             937                             937
==============================================================================================
                                                           937      10,741,007      10,741,944
==============================================================================================

CONSTRUCTIONAL MATERIALS- 0.00%
Dayton Superior -Wts., expiring
06/15/09                                (a)(h)                           4,790           4,790
==============================================================================================

DERIVATIVES- 0.00%
Wam!Net-Wts., expiring 03/01/05         (a)(g)             171                             171
==============================================================================================

           PRINCIPAL AMOUNT
-----------------------------------
  INVESCO       AIM          AIM
 HIGH YIELD  HIGH YIELD  HIGH YIELD
    FUND        FUND        FUND
                          PRO FORMA
                          COMBINING
------------------------------------------------------------------------------------------

                                     GENERAL MERCHANDISE STORES- 0.01%
                                     Travelcenters of America Inc.-Wts.,
$         -    $ 13,500   $  13,500       expiring 05/01/09                       (a)(h)
==========================================================================================

                                     HOME FURNISHINGS- 0.00%
                                     O'Sullivan Industries, Inc.
                 20,195      20,195     Series B-Pfd. Wts.,expiring 11/15/09      (a)(h)
------------------------------------------------------------------------------------------
                 20,195      20,195    Wts., expiring 11/15/09                    (a)(h)
------------------------------------------------------------------------------------------
                                     Winsloew Escrow Corp.-Wts.,
                  2,025       2,025       expiring 08/15/07                       (a)(h)
==========================================================================================

==========================================================================================

                                     INTEGRATED TELECOMMUNICATION SERVICES- 0.00%
                                     KMC Telecom Holdings, Inc. -Wts.,
                     35          35       expiring 04/15/08                       (h)
------------------------------------------------------------------------------------------
                                     McLeod USA Inc.-Class A-Wts.,
    117,164                 117,164        expiring 04/16/07                      (g)
------------------------------------------------------------------------------------------
                                     XO Communications- Rts.,
 10,600,000              10,600,000        expiring 04/15/08                      (g)
------------------------------------------------------------------------------------------
  5,650,000               5,650,000        expiring 11/15/08                      (g)
------------------------------------------------------------------------------------------
 16,065,000              16,065,000        expiring 04/15/06                      (g)
------------------------------------------------------------------------------------------
  3,825,000               3,825,000        expiring 10/01/07                      (g)
==========================================================================================

==========================================================================================

                                     RAILROADS- 0.00%
                 14,375      14,375  Railamerica Inc.-Wts., expiring 08/15/10     (a)(h)
------------------------------------------------------------------------------------------

                                     TELECOMMUNICATIONS EQUIPMENT- 0.00%
                                     Loral Space & Communications, Ltd.-Wts.,
                 68,302      68,302        expiring 12/26/06                      (h)
==========================================================================================

                                     WIRELESS TELECOMMUNICATION SERVICES- 1.09%
              2,276,400   2,276,400  Celcaribe S.A., Ordinary Trust Ctfs.         (a)(d)(g)
------------------------------------------------------------------------------------------
                 22,658      22,658  Dobson Communications Corp.-12.25% PIK Pfd.
------------------------------------------------------------------------------------------
                 27,480      27,480  Horizon PCS, Inc.-Wts., expiring 10/01/1 0   (a)(h)
------------------------------------------------------------------------------------------
                  5,880       5,880  iPCS, Inc.-Wts., expiring 07/15/10           (a)(h)
------------------------------------------------------------------------------------------
                 13,320      13,320  IWO Holdings Inc.-Wts., expiring 01/15/11    (a)(h)
------------------------------------------------------------------------------------------
     16,500      15,155      31,655  NTELOS Inc.-Wts., expiring 08/15/10          (a)(h)
------------------------------------------------------------------------------------------
                 25,910      25,910  Ubiquitel Inc.-Wts., expiring 04/15/10       (a)(h)
==========================================================================================

==========================================================================================

                                     Total Warrants & Other Equity Interests
                                     (Cost $30,350,052)
==========================================================================================

                                     SHORT-TERM INVESTMENTS- 0.81%
                                     CORPORATE BONDS
                                     American General Finance, 1.28%, 02/03/03
 10,000,000              10,000,000  (Cost $10,000,000)
==========================================================================================

                                     REPURCHASE AGREEMENTS- 0.17%                 (i)
                                     State Street Bank & Trust

  2,052,000               2,052,000     1.22%, 02/03/03  (Cost $2,052,000)        (j)
==========================================================================================


                                     MONEY MARKET FUNDS- 2.16%
             13,333,553  13,333,553  STIC Liquid Assets Portfolio                 (k)
             13,333,553  13,333,553  STIC Prime Portfolio                         (k)
==========================================================================================
                                     Total Money Market Funds (Cost $26,667,106)
==========================================================================================

                                     TOTAL INVESTMENTS - (COST $1,381,931,898) - 98.45%
                                     =====================================================
                                     OTHER ASSETS LESS LIABILITIES- 1.55%
                                     =====================================================
                                     NET ASSETS- 100.00%
                                     =====================================================
                                                                    MARKET VALUE
                                                    -------------------------------------------
                                                       INVESCO           AIM            AIM
                                                     HIGH YIELD       HIGH YIELD     HIGH YIELD
                                                        FUND             FUND           FUND
                                                                                     PRO FORMA
                                                                                     COMBINING
-------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES- 0.01%
Travelcenters of America Inc.-Wts.,
     expiring 05/01/09                       (a)(h)   $        -     $  138,375     $   138,375
=================================================================================================

HOME FURNISHINGS- 0.00%
O'Sullivan Industries, Inc.
   Series B-Pfd. Wts.,expiring 11/15/09      (a)(h)                         202             202
-------------------------------------------------------------------------------------------------
  Wts., expiring 11/15/09                    (a)(h)                         202             202
-------------------------------------------------------------------------------------------------
Winsloew Escrow Corp.-Wts.,
     expiring 08/15/07                       (a)(h)                      21,263          21,263
=================================================================================================
                                                                         21,667          21,667
=================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES- 0.00%
KMC Telecom Holdings, Inc. -Wts.,
     expiring 04/15/08                       (h)                              9               9
-------------------------------------------------------------------------------------------------
McLeod USA Inc.-Class A-Wts.,
      expiring 04/16/07                      (g)          25,776                         25,776
-------------------------------------------------------------------------------------------------
XO Communications- Rts.,
      expiring 04/15/08                      (g)              10                             10
-------------------------------------------------------------------------------------------------
      expiring 11/15/08                      (g)               6                              6
-------------------------------------------------------------------------------------------------
      expiring 04/15/06                      (g)              16                             16
-------------------------------------------------------------------------------------------------
      expiring 10/01/07                      (g)               4                              4
=================================================================================================
                                                          25,812              9          25,821
=================================================================================================

RAILROADS- 0.00%
Railamerica Inc.-Wts., expiring 08/15/10     (a)(h)                      17,969          17,969
-------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT- 0.00%
Loral Space & Communications, Ltd.-Wts.,
      expiring 12/26/06                      (h)                          4,098          4,098
=================================================================================================

WIRELESS TELECOMMUNICATION SERVICES- 1.09%
Celcaribe S.A., Ordinary Trust Ctfs.         (a)(d)(g)                   22,764          22,764
-------------------------------------------------------------------------------------------------
Dobson Communications Corp.-12.25% PIK Pfd.                          13,368,220      13,368,220
-------------------------------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/1 0   (a)(h)                          27              27
-------------------------------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10           (a)(h)                       1,470           1,470
-------------------------------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11    (a)(h)                       3,330           3,330
-------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10          (a)(h)       16,500            152          16,652
-------------------------------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10       (a)(h)                       9,716           9,716
=================================================================================================
                                                          16,500     13,405,679      13,422,179
=================================================================================================

Total Warrants & Other Equity Interests
(Cost $30,350,052)                                        43,420     24,333,594      24,377,014
=================================================================================================

SHORT-TERM INVESTMENTS- 0.81%
CORPORATE BONDS
American General Finance, 1.28%, 02/03/03
(Cost $10,000,000)                                    10,000,000                     10,000,000
=================================================================================================

REPURCHASE AGREEMENTS- 0.17%                 (i)
State Street Bank & Trust

   1.22%, 02/03/03  (Cost $2,052,000)        (j)       2,052,000                      2,052,000
=================================================================================================


 MONEY MARKET FUNDS- 2.16%
 STIC Liquid Assets Portfolio                (k)                     13,333,553      13,333,553
 STIC Prime Portfolio                        (k)                     13,333,553      13,333,553
=================================================================================================
 Total Money Market Funds (Cost $26,667,106)                         26,667,106      26,667,106
=================================================================================================

 TOTAL INVESTMENTS - (COST $1,381,931,898) - 98.45%   281,076,293   934,909,298   1,215,985,591
 ================================================================================================
 OTHER ASSETS LESS LIABILITIES- 1.55%                   8,999,187    10,183,863      19,183,050
 ================================================================================================
 NET ASSETS- 100.00%                                 $290,075,480  $945,093,161  $1,235,168,641
 ================================================================================================

INVESTMENT ABBREVIATIONS:
Conv.                                Convertible
Ctfs.                                Certificates
Deb.                                 Debentures
Disc.                                Discounted
Gtd.                                 Guaranteed
Pfd.                                 Preferred
PIK                                  Payment in Kind
Rts.                                 Rights
Sec.                                 Secured
Sr.                                  Senior
Sub.                                 Subordinated
Unsec.                               Unsecured
Unsub.                               Unsubordinated
Wts.                                 Warrants

Notes to Pro Forma Combining Schedule of Investments:

     (a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. AIM High Yield Fund has no rights to demand registration of these securities. The aggregate market value of these securities for INVESCO High Yield Fund at 01/31/03 was $42,879,266, which represented 14.78% of INVESCO High Yield Fund's net assets. The aggregate market value of these securities for AIM High Yield Fund at 01/31/03 was $131,994,032, which represented 13.97% of AIM High Yield Fund's net assets. The aggregate market value of all unregistered securities was $174,873,298, which represented 14.16% of the pro forma combining net assets of AIM High Yield Fund.

     (b) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

     (c) Defaulted security. Currently, the issuer is in default with respect to interest payments.

     (d) Security fair valued in accordance with the procedures established by the AIM High Yield Fund Board of Trustees.

     (e) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.

     (f) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

     (g)    Non-income producing security.

     (h) Non-income producing security acquired as part of a unit with or in exchange for other securities.

     (i) Repurchase agreements held by the INVESCO High Yield Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the INVESCO High Yield Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the INVESCO High Yield Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (j) Repurchase agreement entered into 01/31/03 with a maturing value of $2,052,209 and collateralized by U.S. Government obligations.

     (k) STIC Liquid Assets Portfolio, STIC Prime Portfolio and AIM High Yield Fund are affiliated by having the same investment advisor.

        * As of 1/31/03, all of the securities held by the INVESCO High Yield Fund would comply with the compliance guidelines and/or investment restrictions of the AIM High Yield Fund.

 See Accompanying Notes to Pro Forma Combining Financial Statements.

                       PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                        OF INVESCO HIGH YIELD FUND INTO AIM HIGH YIELD FUND
                                         JANUARY 31, 2003
                                            (UNAUDITED)

                                                                                                                         AIM
                                                                         INVESCO         AIM                          HIGH YIELD
                                                                       HIGH YIELD     HIGH YIELD                      PRO FORMA
                                                                          FUND           FUND       ADJUSTMENTS       COMBINING
ASSETS:
Investments, at market value                                           279,024,293    934,909,298             -     1,213,933,591
(cost $319,637,988 - INVESCO High Yield Fund)
(cost $1,062,293,910 - AIM High Yield Fund)
(cost $1,381,931,898 - Pro Forma combining)
Repurchase agreements                                                    2,052,000              -             -         2,052,000
Cash                                                                        12,023              -             -            12,023
Receivables for:
   Investments sold                                                        975,872     19,349,196             -        20,325,068
   Fund shares sold                                                      5,792,100      2,253,462             -         8,045,562
   Dividends and interest                                                6,200,465     22,248,268             -        28,448,733
   Amount due from advisor                                                       -              -       186,300           186,300
Investment for deferred compensation plan                                   13,320         74,498             -            87,818
Other assets                                                                51,683         52,118             -           103,801
          Total assets                                                 294,121,756    978,886,840       186,300     1,273,194,896

LIABILITIES:
Payables for:
   Investments purchased                                                 2,893,194     25,768,337             -        28,661,531
   Fund shares reacquired                                                  705,097      3,177,663             -         3,882,760
   Dividends                                                               277,185      3,578,939             -         3,856,124
   Deferred compensation plan                                               13,320         74,498             -            87,818
Accrued distribution fees                                                   70,272        538,783             -           609,055
Accrued transfer agent fees                                                      -        394,583             -           394,583
Accrued directors'/trustees' fees                                            1,574          1,083             -             2,657
Accrued merger expenses                                                          -              -       186,300           186,300
Accrued operating expenses                                                  85,634        259,793             -           345,427
          Total liabilities                                              4,046,276     33,793,679       186,300        38,026,255
Net assets applicable to shares outstanding                           $290,075,480   $945,093,161   $         -    $1,235,168,641

NET ASSETS:
Class A                                                               $ 10,415,076   $449,581,469   $   882,419    $  460,878,964
Class B                                                               $    458,602   $444,139,531   $         -    $  444,598,133
Class C                                                               $  9,272,573   $ 51,372,161   $         -    $   60,644,734
Class K                                                               $    882,419   $          -   $  (882,419)   $            -
Investor Class                                                        $269,046,810   $          -   $         -    $  269,046,810

CAPITAL STOCK OUTSTANDING, $0.01 PAR VALUE PER SHARE (INVESCO HIGH YIELD FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (AIM HIGH YIELD FUND):

Class A                                                                  3,080,084    119,512,104     3,003,820       122,515,924
Class B                                                                    137,637    117,727,154       121,573       117,848,727
Class C                                                                  2,787,153     13,665,008     2,468,409        16,133,417
Class K                                                                    264,575              -      (264,575)                -
Investor Class                                                          80,500,612              -    71,508,522        71,508,522






Class A:
   Net asset value per share                                          $       3.38   $       3.76   $         -    $         3.76
   Offering price per share:
      (Net asset value of $3.38 / 95.25% - INVESCO High Yield Fund)   $       3.55                                 $         3.95

      (Net asset value of $3.76 / 95.25% - AIM High Yield Fund)
Class B:
   Net asset value and offering price per share                       $       3.33   $       3.77   $         -    $         3.77
Class C:
   Net asset value and offering price per share                       $       3.33   $       3.76   $         -    $         3.76
Class K:
   Net asset value and offering price per share                       $       3.34   $          -   $         -    $            -
Investor Class:
   Net asset value and offering price per share                       $       3.34   $          -   $         -    $         3.76






SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                         PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     OF INVESCO HIGH YIELD FUND INTO AIM HIGH YIELD FUND
                             FOR THE YEAR ENDED JANUARY 31, 2003
                                         (UNAUDITED)

                                                                                                                        AIM
                                                                    INVESCO              AIM                         HIGH YIELD
                                                                   HIGH YIELD        HIGH YIELD                      PRO FORMA
                                                                      FUND              FUND        ADJUSTMENTS      COMBINING
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $  29,102,509    $ 123,151,896    $         -    $ 152,254,405
--------------------------------------------------------------------------------------------------------------------------------
Dividends                                                             2,243,260        2,609,803              -        4,853,063
--------------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                  -          509,283              -          509,283
--------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                        31,345,769      126,270,982              -      157,616,751
================================================================================================================================

EXPENSES:
Advisory fees                                                         1,461,915        5,700,745       (142,227)       7,020,433
--------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                            142,751          212,790        (85,403)         270,138
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                           49,359          107,379              -          156,738
--------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                              8,423        1,225,690           (209)       1,233,904
--------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                              1,929        5,210,604              -        5,212,533
--------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                             51,249          554,956              -          606,205
--------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class K                                              3,941                -         (3,941)               -
--------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Investor Class                                     715,620                -              -          715,620
--------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                                   1,510,257        2,887,193       (768,450)       3,629,000
--------------------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                34,390           14,071              -           48,461
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                                  1,047                -         (1,047)               -
--------------------------------------------------------------------------------------------------------------------------------
Professional fees                                                        41,233           40,363        (16,818)          64,778
--------------------------------------------------------------------------------------------------------------------------------
Registration & filing fees                                               37,192           91,508              -          128,700
--------------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                 165,897          247,452        (92,399)         320,950
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                    29,550           21,085              -           50,635
--------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                   4,254,753       16,313,836     (1,110,494)      19,458,095
================================================================================================================================
Less:       Fees waived                                                (510,979)          (5,226)       510,979           (5,226)
--------------------------------------------------------------------------------------------------------------------------------
            Expenses paid indirectly                                     (3,239)         (50,886)             -          (54,125)
--------------------------------------------------------------------------------------------------------------------------------
            Net expenses                                              3,740,535       16,257,724       (599,515)      19,398,744
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                27,605,234      110,013,258        599,515      138,218,007
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:
Net realized gain (loss) from investment securities                (194,919,411)    (474,678,586)             -     (669,597,997)
--------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities      179,618,329      259,359,984              -      438,978,313
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investment securities                          (15,301,082)    (215,318,602)             -     (230,619,684)
================================================================================================================================
Net increase (decrease) in net assets resulting from operations   $  12,304,152    $(105,305,344)   $   599,515    $ (92,401,677)
================================================================================================================================


 SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
               OF INVESCO HIGH YIELD FUND INTO AIM HIGH YIELD FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)


NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") between AIM High Yield Fund and INVESCO High Yield Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan would be accomplished by an exchange of shares of AIM High Yield Fund for the net assets of INVESCO High Yield Fund and the distribution of AIM High Yield Fund shares to INVESCO High Yield Fund shareholders. If the Agreement and Plan were to have taken place at January 31, 2003, INVESCO High Yield Fund - Class A shareholders would have received 3,003,820 shares of AIM High Yield Fund - Class A shares, INVESCO High Yield Fund - Class B shareholders would have received 121,573 shares of AIM High Yield Fund - Class B shares, INVESCO High Yield Fund - Class C shareholders would have received 2,468,409 shares of AIM High Yield Fund - Class C shares and INVESCO High Yield Fund - Investor Class shareholders would have received 71,508,522 shares of AIM High Yield Fund - Investor Class.


NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory agreement of AIM High Yield Fund, the advisory fees based on pro forma combined assets for the year ended January 31, 2003 were $7,020,433. The pro forma advisory fees were adjusted to reflect the advisory fees rates in effect for the AIM High Yield Fund. Correspondingly, the advisory fee waivers have been adjusted to reflect the termination of INVESCO High Yield Fund's expense limitation.

(b) Pursuant to the master administrative services agreement for AIM High Yield Fund, fees paid on pro forma combined assets for the year ended January 31, 2003 were $270,138. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the AIM High Yield Fund.

(c) Pursuant to the terms of the master distribution agreement for Class A shares of the AIM High Yield Fund, the fund pays AIM Distributors, Inc. a fee calculated at 0.25% of the average daily net assets of AIM Class A shares. The Class A distribution fees on the pro forma combined assets for the year ended January 31, 2003 were $1,233,904 after the reorganization of Class K shares of INVESCO High Yield Fund into Class A shares of AIM High Yield Fund. The distribution fees were adjusted to reflect the lower distribution rate paid in accordance with AIM High Yield Fund's Class A distribution agreement.

(d) Interest expense has been adjusted to reflect the investment policies of AIM High Yield Fund.

(e) Reports to shareholders were reduced by $92,399 to eliminate the effects of duplicative fixed costs of production of reports to shareholders.

(f) Professional fees were reduced by $16,818 to eliminate the effects of duplicative fixed cost of professional services fees.

(g) Transfer agent fees were reduced by $768,450 to reflect the fees on the pro forma combined number of open accounts under the transfer and agency agreement for AIM High Yield Fund.


NOTE 3 - MERGER COSTS

Merger costs related to the Agreement and Plan are estimated at approximately $186,300 and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of INVESCO High Yield Fund carrying out its obligation under the Agreement and Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc. has agreed to pay 100% of these costs.

                                                                     APPENDIX VI

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           OF AIM GLOBAL INCOME FUND
                           AIM STRATEGIC INCOME FUND
                           INVESCO SELECT INCOME FUND
                              INTO AIM INCOME FUND
                                JANUARY 31, 2003
                                  (UNAUDITED)


                                  PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------
                                                                               AIM
   INVESCO              AIM               AIM                                INCOME
   SELECT              GLOBAL          STRATEGIC              AIM             FUND
   INCOME             INCOME             INCOME              INCOME         PRO FORMA
    FUND               FUND               FUND                FUND          COMBINING
----------------------------------------------------------------------------------------------------------------------------------

                                                                                        U.S. DOLLAR DENOMINATED BONDS & NOTES-
                                                                                        68.48%
                                                                                        ADVERTISING- 0.49%
                                                                                        Interpublic Group of Cos., Inc. (The),
                                                                                        Unsec. Sub. Conv. Disc.
$          --      $          --      $          --      $     4,900,000    $ 4,900,000 Notes, 1.87%, 06/01/06(a)
----------------------------------------------------------------------------------------------------------------------------------
           --                               1,300,000                         1,300,000 Lamar Advertising Co., Conv. Unsec.
                                                                                        Notes, 5.25%, 09/15/06
==================================================================================================================================

==================================================================================================================================

                                                                                        AEROSPACE & DEFENSE- 0.54%
                                                                                        Lockheed Martin Corp., Unsec. Gtd.
                                                                                        Unsub. Deb., 7.25%,
                           400,000            500,000          1,800,000      2,700,000 05/15/06
----------------------------------------------------------------------------------------------------------------------------------
                           425,000            315,000          1,700,000      2,440,000 Raytheon Co., Notes, 6.75%, 08/15/07
==================================================================================================================================

==================================================================================================================================

                                                                                        AGRICULTURAL PRODUCTS- 0.29%
                                                                                        Archer-Daniels-Midland Co., Unsec.
                                                                                        Unsub. Deb., 6.95%,
                           440,000            600,000          1,750,000      2,790,000 12/15/97
==================================================================================================================================

                                                                                        AIRLINES- 0.02%
                                                                                        Northwest Airlines Inc., Sr. Unsec.
                                                                                        Gtd. Notes, 8.78%,
                                              280,000                           280,000 06/01/06
==================================================================================================================================

==================================================================================================================================

                                                                                        APPAREL RETAIL- 0.25%
                           212,000                             1,377,000      1,589,000 Big 5 Corp.-Series B, Sr. Unsec. Notes,
                                                                                        10.88%, 11/15/07
----------------------------------------------------------------------------------------------------------------------------------
                            15,000            365,000            565,000        945,000 Gap, Inc. (The), Unsec. Unsub. Notes,
                                                                                        9.90%, 12/15/05
==================================================================================================================================

==================================================================================================================================

                                                                                        APPAREL, ACCESSORIES & LUXURY GOODS- 0.02%
                                               90,000                            90,000 Russell Corp., Sr. Unsec. Gtd. Global
                                                                                        Notes, 9.25%, 05/01/10
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        William Carter Co. (The)-Series B, Sr.
                                                                                        Unsec. Gtd. Sub.
                                               95,000                            95,000 Global Notes, 10.88%, 08/15/11
==================================================================================================================================

==================================================================================================================================

                                                                                        AUTO PARTS & EQUIPMENT- 0.00%
                                                                                        Key Plastics Holdings, Inc.-Series B, Sr.
                                                                                        Unsec. Gtd. Sub.
                                                               1,325,000      1,325,000 Notes, 10.25%, 03/15/07(b)(c)
==================================================================================================================================

                                                                                        AUTOMOBILE MANUFACTURERS- 0.92%
                                                                                        DaimlerChrysler N.A. Holding Corp.
                           250,000            200,000          1,500,000      1,950,000 Series D, Gtd. Medium Term Notes,
                                                                                        3.40%, 12/15/04
----------------------------------------------------------------------------------------------------------------------------------
      1,600,000                                                               1,600,000 Gtd. Notes, 4.75%, 01/15/08
----------------------------------------------------------------------------------------------------------------------------------
                         1,000,000            750,000          4,000,000      5,750,000 General Motors Corp., Unsec. Deb.,
                                                                                        8.80%, 03/01/21
==================================================================================================================================

==================================================================================================================================

                                                                                        BANKS- 7.16%
                                                                                        African Development Bank (Luxembourg), Sr.
                                                                                        Unsec. Unsub.
           --                 --                 --            1,700,000    1,700,000   Global Notes, 3.25%, 07/29/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Bank One Corp., Sr. Unsec. Unsub. Global
                                                                                        Notes, 7.63%,
                           500,000            400,000          1,950,000    2,850,000   08/01/05
----------------------------------------------------------------------------------------------------------------------------------
                         1,000,000                             2,500,000    3,500,000   Bank United-Series A, Medium Term Notes,
                                                                                        8.00%, 03/15/09
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Barclays O/S Investment Co. (Netherlands),
                                                                                        Unsec. Gtd.
                           750,000            650,000          4,000,000    5,400,000   Unsub. Floating Rate Euro Notes, 1.63%,
                                                                                        05/14/03
----------------------------------------------------------------------------------------------------------------------------------
                           600,000                             1,930,000    2,530,000   BB&T Corp., RAPS Sub. Notes, 6.38%,
                                                                                        06/30/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                 250,000      250,000   Chase Manhattan Corp., Sub. Deb., 7.88%,
                                                                                        07/15/06
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Citicorp,
                           375,000            300,000          1,500,000    2,175,000   Jr. Unsec. Sub. Notes, 6.38%, 01/15/06
----------------------------------------------------------------------------------------------------------------------------------
                           100,000            200,000          2,900,000    3,200,000   Sub. Global Notes, 6.75%, 08/15/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Danske Bank A/S (Denmark), Sub. Yankee
                                                                                        Notes, 6.38%,
                                                                 850,000      850,000   06/15/08(d)
----------------------------------------------------------------------------------------------------------------------------------
                           200,000                             3,000,000    3,200,000   Dresdner Funding Trust I, Bonds, 8.15%,
                                                                                        06/30/31(d)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        European Investment Bank (Luxembourg),
                                                                                        Global Notes,
                                                               1,000,000    1,000,000   4.63%, 03/01/07
----------------------------------------------------------------------------------------------------------------------------------
                                                                 150,000    1,910,000   Golden State Bancorp. Inc., Sub. Deb.,
                                                                                        10.00%, 10/01/06
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        HSBC Holdings, PLC, Unsec. Unsub. Tier II
                                                                                        Notes, 5.25%,
      1,400,000                                                             1,400,000   12/12/12
----------------------------------------------------------------------------------------------------------------------------------
           --              400,000            300,000          1,600,000    2,300,000   KeyBank N. A., Sr. Notes,
                                                                                        4.10%, 06/30/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Lloyds Bank PLC (United Kingdom), Unsec.
                                                                                        Sub. Floating
                           350,000            550,000          1,350,000    2,250,000   Rate Euro Notes, 1.69%, 06/29/49(e)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        NBD Bank N.A. Michigan, Unsec. Putable Sub.
                                                                                        Deb., 8.25%,
                           610,000            600,000          2,500,000    3,710,000   11/01/04
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Santander Financial Issuances (Puerto
                                                                                        Rico), Unsec. Gtd. Sub.
                           200,000            150,000            900,000    1,250,000   Yankee Notes, 7.00%, 04/01/06
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
                                                                                        Notes, 7.13%,
                           200,000                             1,500,000    1,700,000   02/15/04
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        UBS Preferred Funding Trust I, Gtd. Global
                                                                                        Bonds, 8.62%,
                           440,000            600,000          1,750,000    2,790,000   10/29/49
----------------------------------------------------------------------------------------------------------------------------------
                           700,000                             3,000,000    3,700,000   U.S. Bank N.A., Sub. Global Notes, 6.30%,
                                                                                        02/04/14
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Union Planters Bank N.A., Unsec. Putable
                                                                                        Sub. Notes, 6.50%,
                           650,000            650,000          2,650,000    3,950,000   03/15/08
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Wachovia Corp., Unsec. Putable Sub. Deb.,
                         1,500,000            900,000            660,000    3,060,000   6.55%, 10/15/05
----------------------------------------------------------------------------------------------------------------------------------
                         1,000,000          1,200,000          5,000,000    7,200,000   7.50%, 04/15/05
----------------------------------------------------------------------------------------------------------------------------------
                                                               1,850,000    1,850,000   Unsec. Sub. Notes, 6.80%, 06/01/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Washington Mutual, Inc., Jr. Unsec. Sub.
                                                                                        Notes, 8.25%,
                           300,000            575,000          2,500,000    3,375,000   04/01/10
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Washington Mutual, Inc., Sr. Unsec. Global
                                                                                        Notes, 4.38%,
        455,000                                                               455,000   01/15/08
----------------------------------------------------------------------------------------------------------------------------------
      1,600,000                                                             1,600,000   Washington Mutual Bank, Sub. Global Notes,
                                                                                        5.50%, 01/15/13
==================================================================================================================================

==================================================================================================================================

                                                                                            MARKET VALUE
                                                              ---------------------------------------------------------------------
                                                                                                                            AIM
                                                                INVESCO          AIM           AIM                        INCOME
                                                                 SELECT         GLOBAL      STRATEGIC        AIM           FUND
                                                                 INCOME         INCOME        INCOME       INCOME        PRO FORMA
                                                                  FUND           FUND          FUND         FUND         COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-
68.48%
ADVERTISING- 0.49%
Interpublic Group of Cos., Inc. (The), Unsec. Sub. Conv. Disc
Notes, 1.87%, 06/01/06(a)                                       $      --     $      --     $      --     $ 3,797,500   $ 3,797,500
----------------------------------------------------------------------------------------------------------------------------------

Lamar Advertising Co., Conv. Unsec. Notes, 5.25%, 09/15/06             --                    1,363,375                    1,363,375
===================================================================================================================================
                                                                       --            --       1,363,375     3,797,500     5,160,875
===================================================================================================================================

AEROSPACE & DEFENSE- 0.54%
Lockheed Martin Corp., Unsec. Gtd. Unsub. Deb., 7.25%,
05/15/06                                                                          450,108       562,635     2,025,486     3,038,229
----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07                                              465,082       344,707     1,860,327     2,670,116
===================================================================================================================================
                                                                       --         915,190       907,342     3,885,813     5,708,345
===================================================================================================================================

AGRICULTURAL PRODUCTS- 0.29%
Archer-Daniels-Midland Co., Unsec. Unsub. Deb., 6.95%,
12/15/97                                                               --         478,777       652,878     1,904,227     3,035,882
===================================================================================================================================

AIRLINES- 0.02%

Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.78%, 06/01/06                                 186,200                     186,200
===================================================================================================================================
                                                                       --            --         186,200          --         186,200
===================================================================================================================================

APPAREL RETAIL- 0.25%
Big 5 Corp.-Series B, Sr. Unsec. Notes, 10.88%, 11/15/07                          221,540                   1,438,965     1,660,505
----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Notes, 9.90%, 12/15/05                              16,200       394,200       610,200     1,020,600
===================================================================================================================================
                                                                       --         237,740       394,200     2,049,165     2,681,105
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS- 0.02%

Russell Corp., Sr. Unsec. Gtd. Global Notes, 9.25%, 05/01/10                                     96,300                      96,300
----------------------------------------------------------------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec. Gtd. Sub. Global
Notes, 10.88%, 08/15/11                                                                         105,211                     105,211
===================================================================================================================================
                                                                       --            --         201,511          --         201,511
===================================================================================================================================

AUTO PARTS & EQUIPMENT- 0.00%
Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd. Sub.
Notes, 10.25%, 03/15/07(b)(c)                                          --            --            --            --            --
===================================================================================================================================

AUTOMOBILE MANUFACTURERS- 0.92%
DaimlerChrysler N.A. Holding Corp.
Series D, Gtd. Medium Term Notes, 3.40%, 12/15/04                                 252,115       201,692     1,512,690     1,966,497
----------------------------------------------------------------------------------------------------------------------------------
Gtd. Notes, 4.75%, 01/15/08                                       1,594,389                                               1,594,389
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%, 03/01/21                              1,068,250       801,187     4,273,000     6,142,437
===================================================================================================================================
                                                                  1,594,389     1,320,365     1,002,879     5,785,690     9,703,323
===================================================================================================================================

BANKS- 7.16%
African Development Bank (Luxembourg), Sr. Unsec. Unsub
Global Notes, 3.25%, 07/29/05                                                        --            --       1,742,075     1,742,075
----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global Notes, 7.63%,
08/01/05                                                                          560,065       448,052     2,184,253     3,192,370
----------------------------------------------------------------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes, 8.00%, 03/15/09                        1,157,130                   2,892,825     4,049,955
----------------------------------------------------------------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands), Unsec. Gtd Unsub
Floating Rate Euro Notes, 1.63%, 05/14/03                                         637,580       552,570     3,400,428     4,590,578
----------------------------------------------------------------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05                                      649,782                   2,090,132     2,739,914
----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp., Sub. Deb., 7.88%, 07/15/06                                                             282,687       282,687
----------------------------------------------------------------------------------------------------------------------------------
Citicorp,
Jr. Unsec. Sub. Notes, 6.38%, 01/15/06                                            404,520       323,616     1,618,080     2,346,216
----------------------------------------------------------------------------------------------------------------------------------
Sub. Global Notes, 6.75%, 08/15/05                                                110,015       220,030     3,190,435     3,520,480
----------------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes, 6.38%,
06/15/08(d)                                                                                                   910,027       910,027
----------------------------------------------------------------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%, 06/30/31(d)                               202,674                   3,040,110     3,242,784
----------------------------------------------------------------------------------------------------------------------------------
European Investment Bank (Luxembourg), Global Notes,
4.63%, 03/01/07                                                                                             1,064,520     1,064,520
----------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb., 10.00%, 10/01/06                           179,801                   2,109,659     2,289,460
----------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings, PLC, Unsec. Unsub. Tier II Notes, 5.25%,
12/12/12                                                          1,421,613                                               1,421,613
----------------------------------------------------------------------------------------------------------------------------------
KeyBank N. A., Sr. Notes, 4.10%, 06/30/05                              --         413,820       310,365     1,655,280     2,379,465
----------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom), Unsec. Sub. Floating Rate
Euro Notes, 1.69%, 06/29/49(e)                                                    281,561       442,454     1,086,022     1,810,037
----------------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub. Deb., 8.25%,
11/01/04                                                                          772,168       759,510     3,164,625     4,696,303
----------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Puerto Rico), Unsec. Gtd. Sub.
Yankee Notes, 7.00%, 04/01/06                                                     217,380       163,035       978,210     1,358,625
----------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub. Notes, 7.13%,
02/15/04                                                                          209,490                   1,571,175     1,780,665
----------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%,
10/29/49                                                                          523,600       714,000     2,082,500     3,320,100
----------------------------------------------------------------------------------------------------------------------------------
U.S. Bank N.A., Sub. Global Notes, 6.30%, 02/04/14                                780,962                   3,346,980     4,127,942
----------------------------------------------------------------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub. Notes, 6.50%,
03/15/08                                                                          723,938       723,938     2,951,437     4,399,313
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
6.55%, 10/15/05                                                                 1,648,830       989,298       725,485     3,363,613
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 04/15/05                                                                 1,215,120     1,458,144     6,075,600     8,748,864
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Sub. Notes, 6.80%, 06/01/05                                                                          2,035,055     2,035,055
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub. Notes, 8.25%,
04/01/10                                                                          354,690       679,822     2,955,750     3,990,262
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., Sr. Unsec. Global Notes, 4.38%,
01/15/08                                                            462,361                                                 462,361
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank, Sub. Global Notes, 5.50%, 01/15/13        1,635,398                                               1,635,398
===================================================================================================================================
                                                                  3,519,372    11,043,126     7,784,834    53,153,350    75,500,682
===================================================================================================================================


                      PRINCIPAL AMOUNT
-------------------------------------------------------------
                                                       AIM
  INVESCO        AIM         AIM                     INCOME
  SELECT       GLOBAL     STRATEGIC       AIM         FUND
  INCOME       INCOME       INCOME      INCOME      PRO FORMA
   FUND         FUND         FUND        FUND       COMBINING
----------------------------------------------------------------------------------------------------------------------------------
                                                                 BREWERS- 0.23%
                425,000                 1,705,000    2,130,000   Anheuser-Busch Cos., Inc., Sr. Unsec. Deb., 6.50%, 02/01/43
==================================================================================================================================

                                                                 BROADCASTING & CABLE TV- 8.23%
                                                                 Adelphia Communications Corp.,
$     --     $  700,000   $  550,000   $2,350,000   $3,600,000   Sr. Unsec. Notes, 10.88%, 10/01/10(b)
----------------------------------------------------------------------------------------------------------------------------------
   900,000                                             900,000   Sr. Unsec. Notes, 9.50%, 03/01/05(b)
----------------------------------------------------------------------------------------------------------------------------------
                             140,000                   140,000   Series B, Sr. Unsec. Notes, 9.88%, 03/01/07(b)
----------------------------------------------------------------------------------------------------------------------------------
   850,000                                             850,000   Series B, Sr. Unsec. Notes, 9.25%, 10/01/49(b)
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Allbritton Communications Co., Sr. Sub. Notes, 7.75%,
      --           --        160,000         --        160,000   12/15/12
----------------------------------------------------------------------------------------------------------------------------------
                                                                 BROADCASTING & CABLE TV-(CONTINUED)
                                                                 British Sky Broadcasting Group PLC (United Kingdom),
      --        700,000      750,000    3,000,000    4,450,000   Unsec. Gtd. Yankee Notes 7.30%, 10/15/06
----------------------------------------------------------------------------------------------------------------------------------

                                                                 Charter Communications, Inc., Sr. Conv. Notes, 5.75%,
                           1,500,000                 1,500,000   10/15/05(d)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Charter Communications Holdings, LLC/Charter

                                                                 Communications Holdings Capital Corp., Sr. Unsec. Sub.
                                                                 Notes,
                290,000      215,000      995,000    1,500,000   10.75%,  10/01/09
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Clear Channel Communications, Inc.
 2,500,000                                           2,500,000   Sr. Sub. Global Notes, 6.00%, 11/01/06
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Series B, Sr. Unsec. Unsub. Gtd. Notes,
 8,520,000         --           --           --      8,520,000   8.13%, 12/15/07
----------------------------------------------------------------------------------------------------------------------------------
 4,400,000                                           4,400,000   8.75%, 06/15/07
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Comcast Cable Communications, Inc., Unsec. Unsub. Notes,
                265,000      185,000    1,135,000    1,585,000   8.88%, 05/01/17
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Comcast Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.50%,
                590,000      420,000    2,100,000    3,110,000   01/15/15
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Comcast UK Cable Partners Ltd. (Bermuda), Sr. Unsec.
                             250,000      500,000      750,000   Yankee Disc. Deb., 11.20%, 11/15/07
----------------------------------------------------------------------------------------------------------------------------------
                                                                 CSC Holdings Inc., Sr. Unsec. Deb.,
              1,000,000    1,250,000    1,000,000    3,250,000   7.88%, 02/15/18
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Sr. Unsec. Notes,
              1,295,000      500,000    5,760,000    7,555,000   7.25%, 07/15/08
----------------------------------------------------------------------------------------------------------------------------------
              1,750,000      700,000    6,680,000    9,130,000   7.88%, 12/15/07
----------------------------------------------------------------------------------------------------------------------------------
 1,500,000                                           1,500,000   EchoStar Communications Corp., Sr. Notes, 9.13%, 01/15/09   (d)
----------------------------------------------------------------------------------------------------------------------------------
                250,000      185,000    1,000,000    1,435,000   Jones Intercable, Inc., Sr. Unsec. Notes, 8.88%, 04/01/07
----------------------------------------------------------------------------------------------------------------------------------
                305,000                 1,123,000    1,428,000   Knology, Inc., Sr. Unsec. Notes, 12.00%, 11/30/09           (d)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Lenfest Communications, Inc., Sr. Unsec. Sub. Notes, 8.25%,
                650,000                 5,000,000    5,650,000   02/15/08
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%,
                             500,000                   500,000   10/15/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Sinclair Broadcast Group, Sr. Sub. Gtd. Global Notes, 8.75%,
   475,000                                             475,000   12/15/11
----------------------------------------------------------------------------------------------------------------------------------
                                                                 TCI Communications, Inc.,
                                        1,500,000    1,500,000   Medium Term Notes, 8.35%, 02/15/05
----------------------------------------------------------------------------------------------------------------------------------
                425,000      325,000    2,060,000    2,810,000   Sr. Notes,   8.65%, 09/15/04
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Sr. Unsec. Deb.,
                750,000      500,000    4,750,000    6,000,000   8.75%, 08/01/15
----------------------------------------------------------------------------------------------------------------------------------
                250,000      200,000    1,100,000    1,550,000   7.88%, 02/15/26
----------------------------------------------------------------------------------------------------------------------------------
                                                            --   Time Warner Inc.,
      --        400,000    1,000,000    5,800,000    7,200,000   Unsec. Deb., 9.15%, 02/01/23
----------------------------------------------------------------------------------------------------------------------------------
                100,000                 1,200,000    1,300,000   Unsec. Notes, 7.75%, 06/15/05
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Turner Broadcasting System, Inc.-Class A, Sr. Notes, 8.38%,
                835,000                 2,825,000    3,660,000   07/01/13
==================================================================================================================================

==================================================================================================================================

                                                                 CASINOS & GAMBLING-0.80%

 1,545,000                                           1,545,000   Argosy Gaming Co., Sr. Unsec. Sub. Notes, 9.00%, 09/01/11
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.25%,
                210,000                                210,000   08/01/09
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Boyd Gaming Corp., Sr. Unsec. Sub. Global Notes, 8.75%,
                290,000      215,000    1,175,000    1,680,000   04/15/12
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Sub.
      --        370,000      270,000    1,500,000    2,140,000   Notes, 8.00%, 04/01/12
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Park Place Entertainment Corp., Sr. Unsec. Global Notes,
                200,000      155,000      665,000    1,020,000   7.50%, 09/01/09
----------------------------------------------------------------------------------------------------------------------------------
                                                                 CASINOS & GAMBLING-(CONTINUED)
                                                                 Penn National Gaming, Inc., Sr. Unsec. Gtd. Sub. Notes,
 1,475,000         --           --           --      1,475,000   11.13%, 03/01/08
==================================================================================================================================

==================================================================================================================================

                                                                 COMMODITY CHEMICALS- 0.01%
                                                                 ISP Chemco Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes,
                              70,000                   70,000    10.25%, 07/01/11
----------------------------------------------------------------------------------------------------------------------------------

                                                                 COMPUTER HARDWARE- 0.26%
                                                                 Candescent Technologies Corp., Sr. Conv. Unsec. Gtd. Sub.
                            600,000    2,000,000    2,600,000    Deb., 8.00%, 05/01/03(b)(c)(d)
----------------------------------------------------------------------------------------------------------------------------------

               350,000      200,000    1,500,000    2,050,000    International Business Machines Corp., Deb., 8.38%, 11/01/19
==================================================================================================================================

==================================================================================================================================

                                                                 CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY
                                                                 TRUCKS- 0.13%

 1,465,000                                          1,465,000    Terex Corp., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 07/15/11
==================================================================================================================================

                                                                 CONSTRUCTION MATERIALS-0.19%
                                                                 MMI Products, Inc.-Series B, Sr. Unsec. Sub. Notes, 11.25%,
               400,000      360,000    1,600,000    2,360,000    04/15/07
==================================================================================================================================

                                                                 CONSUMER FINANCE- 3.81%
                                                                 CitiFinancial Credit Co.,
               100,000      500,000    4,068,000    4,668,000    Notes, 6.63%, 06/01/15
----------------------------------------------------------------------------------------------------------------------------------
                50,000                 1,000,000    1,050,000    Unsec. Notes, 6.75%, 07/01/07
----------------------------------------------------------------------------------------------------------------------------------
      --                                                         Countrywide Home Loans, Inc.
               200,000      175,000      900,000    1,275,000    Series K, Medium Term Global Notes, 3.50%, 12/19/05
----------------------------------------------------------------------------------------------------------------------------------
                                         750,000      750,000    Unsec. Gtd. Global Notes, 6.85%, 06/15/04
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Ford Motor Credit Co.,
 2,260,000                                          2,260,000    Global Notes, 7.25%, 10/25/11
----------------------------------------------------------------------------------------------------------------------------------
                400,000                2,000,000    2,400,000    7.88%, 06/15/10
----------------------------------------------------------------------------------------------------------------------------------
                                       1,500,000    1,500,000    Unsec. Floating Rate Notes, 1.60%, 03/17/03(f)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Unsec. Global Notes,
----------------------------------------------------------------------------------------------------------------------------------
               400,000      750,000    1,800,000    2,950,000    6.88%, 02/01/06
----------------------------------------------------------------------------------------------------------------------------------
               200,000                 1,600,000    1,800,000    7.38%, 10/28/09



                                                                                          MARKET VALUE
                                                               ------------------------------------------------------------------
                                                                                                                          AIM
                                                                 INVESCO         AIM          AIM                       INCOME
                                                                 SELECT        GLOBAL      STRATEGIC        AIM          FUND
                                                                 INCOME        INCOME        INCOME       INCOME       PRO FORMA
                                                                  FUND          FUND          FUND         FUND        COMBINING
----------------------------------------------------------------------------------------------------------------------------------
BREWERS- 0.23%
Anheuser-Busch Cos., Inc., Sr. Unsec. Deb., 6.50%, 02/01/43                      475,758                   1,908,628     2,384,386
==================================================================================================================================
BROADCASTING & CABLE TV- 8.23%
Adelphia Communications Corp.,
Sr. Unsec. Notes, 10.88%, 10/01/10(b)                          $      --     $   313,250   $   246,125   $ 1,051,625   $ 1,611,000
----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 9.50%, 03/01/05(b)                               252,000                                                 252,000
----------------------------------------------------------------------------------------------------------------------------------
Series B, Sr. Unsec. Notes, 9.88%, 03/01/07(b)                      62,650                      62,650
----------------------------------------------------------------------------------------------------------------------------------
Series B, Sr. Unsec. Notes, 9.25%, 10/01/49(b)                     352,750                                                 352,750
----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., Sr. Sub. Notes, 7.75%,
12/15/12                                                              --            --         158,800          --         158,800
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)
British Sky Broadcasting Group PLC (United Kingdom),
Unsec. Gtd. Yankee Notes 7.30%, 10/15/06                              --         720,223       771,668     3,086,670     4,578,561
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Sr. Conv. Notes, 5.75%,
10/15/05(d)                                                                                    345,000                     345,000
----------------------------------------------------------------------------------------------------------------------------------

Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec. Sub.
Notes,
10.75%, 10/01/09                                                                 142,100       105,350       487,550       735,000
----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.
Sr. Sub. Global Notes, 6.00%, 11/01/06                           2,646,393                                               2,646,393
----------------------------------------------------------------------------------------------------------------------------------
Series B, Sr. Unsec. Unsub. Gtd. Notes,
8.13%, 12/15/07                                                  8,866,168          --            --            --       8,866,168
----------------------------------------------------------------------------------------------------------------------------------
8.75%, 06/15/07                                                  4,598,000                                               4,598,000
----------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec. Unsub. Notes,
8.88%, 05/01/17                                                                  314,902       219,837     1,348,732     1,883,471
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.50%,
01/15/15                                                                         590,903       420,643     2,103,213     3,114,759
----------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr. Unsec
Yankee Disc. Deb., 11.20%, 11/15/07                                                            181,250       362,500       543,750
----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Deb.,
7.88%, 02/15/18                                                                  910,000     1,137,500       910,000     2,957,500
----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes,
7.25%, 07/15/08                                                                1,227,012       473,750     5,457,600     7,158,362
----------------------------------------------------------------------------------------------------------------------------------
7.88%, 12/15/07                                                                1,706,250       682,500     6,513,000     8,901,750
----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Sr. Notes, 9.13%, 01/15/09(d)     1,582,500                                               1,582,500
----------------------------------------------------------------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes, 8.88%, 04/01/07                        265,977       196,823     1,063,910     1,526,710
----------------------------------------------------------------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. Notes, 12.00%, 11/30/09(d)                             183,762                     676,607       860,369
----------------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub. Notes, 8.25%,
02/15/08                                                           680,875                                 5,237,500     5,918,375
----------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%,
10/15/05                                                                                      362,500                      362,500
----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Sr. Sub. Gtd. Global Notes, 8.75%,
12/15/11                                                           507,062                                                 507,062
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc.,
Medium Term Notes, 8.35%, 02/15/05                                                                         1,623,872     1,623,872
----------------------------------------------------------------------------------------------------------------------------------
Sr. Notes, 8.65%, 09/15/04                                                       455,281       348,156     2,206,775     3,010,212
----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Deb.,
8.75%, 08/01/15                                                                  879,698       586,465     5,571,418     7,037,581
----------------------------------------------------------------------------------------------------------------------------------
7.88%, 02/15/26                                                                  259,740       207,792     1,142,856     1,610,388
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.,
Unsec. Deb., 9.15%, 02/01/23                                          --         463,800     1,159,500     6,725,100     8,348,400
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes, 7.75%, 06/15/05                                                    106,667                   1,280,004     1,386,671
----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr. Notes, 8.38%,
07/01/13                                                                         968,066                   3,275,192     4,243,258
==================================================================================================================================
                                                                18,804,873    10,188,505     7,666,309    50,124,124    86,783,811
==================================================================================================================================

CASINOS & GAMBLING-0.80%

Argosy Gaming Co., Sr. Unsec. Sub. Notes, 9.00%, 09/01/11        1,622,250                                               1,622,250
----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.25%,
08/01/09                                                                                       228,900                     228,900
----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Sub. Global Notes, 8.75%,
04/15/12                                                                         304,500       225,750     1,233,750     1,764,000
----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Sub.
Notes, 8.00%, 04/01/12                                                --         382,950       279,450     1,552,500     2,214,900
----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec. Global Notes,
7.50%, 09/01/09                                                                  205,000       158,875       681,625     1,045,500
----------------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMBLING-(CONTINUED)
Penn National Gaming, Inc., Sr. Unsec. Gtd. Sub. Notes,
11.13%, 03/01/08                                                 1,615,125          --            --            --       1,615,125
==================================================================================================================================
                                                                 3,237,375       892,450       892,975     3,467,875     8,490,675
==================================================================================================================================

COMMODITY CHEMICALS- 0.01%
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes,
10.25%, 07/01/11                                                                                73,675                      73,675
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE- 0.26%
Candescent Technologies Corp., Sr. Conv. Unsec. Gtd. Sub.
Deb., 8.00%, 05/01/03(b)(c)(d)                                                                  31,800       106,000       137,800
----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp., Deb., 8.38%, 11/01/19                     442,176       252,672     1,895,040     2,589,888
==================================================================================================================================
                                                                      --         442,176       284,472     2,001,040     2,727,688
==================================================================================================================================

CONSTRUCTION MACHINERY, FARM MACHINERY & HEAVY
TRUCKS- 0.13%

Terex Corp., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 07/15/11         1,347,800                                               1,347,800
==================================================================================================================================

CONSTRUCTION MATERIALS-0.19%
MMI Products, Inc.-Series B, Sr. Unsec. Sub. Notes, 11.25%,
04/15/07                                                                         342,000       307,800     1,368,000     2,017,800
==================================================================================================================================

CONSUMER FINANCE- 3.81%
CitiFinancial Credit Co.,
Notes, 6.63%, 06/01/15                                                           112,286       561,430     4,567,794     5,241,510
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes, 6.75%, 07/01/07                                                     55,860                   1,117,190     1,173,050
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.
Series K, Medium Term Global Notes, 3.50%, 12/19/05                              201,682       176,472       907,569     1,285,723
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Gtd. Global Notes, 6.85%, 06/15/04                                                                    793,073       793,073
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,                                                                                                       --
Global Notes, 7.25%, 10/25/11                                    2,152,372                                               2,152,372
----------------------------------------------------------------------------------------------------------------------------------
7.88%, 06/15/10                                                                  398,220          --       1,991,100     2,389,320
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes, 1.60%, 03/17/03(f)                                                             1,497,631     1,497,631
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
----------------------------------------------------------------------------------------------------------------------------------
6.88%, 02/01/06                                                                  403,648       756,840     1,816,416     2,976,904
----------------------------------------------------------------------------------------------------------------------------------
7.38%, 10/28/09                                                                  196,378                   1,571,024     1,767,402
----------------------------------------------------------------------------------------------------------------------------------

                      PRINCIPAL AMOUNT
-------------------------------------------------------------
                                                       AIM
   INVESCO       AIM         AIM                     INCOME
   SELECT      GLOBAL      STRATEGIC     AIM           FUND
   INCOME      INCOME       INCOME      INCOME      PRO FORMA
     FUND       FUND         FUND        FUND       COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     General Motors Acceptance Corp.
                                                                       Global Bonds,
$       --   $      --   $       --   $ 3,000,000   $ 3,000,000        6.15%, 04/05/07
-----------------------------------------------------------------------------------------------------------------------------------
                            375,000     1,760,000     2,135,000        6.85%, 06/17/04
-----------------------------------------------------------------------------------------------------------------------------------
 1,975,000                                                             Global Unsec. Unsub. Notes, 7.00%, 02/01/12
-----------------------------------------------------------------------------------------------------------------------------------
                650,000     400,000     2,200,000     3,250,000        Medium Term Notes, 5.25%, 05/16/05
-----------------------------------------------------------------------------------------------------------------------------------
                200,000        --         975,000     1,175,000        Unsec. Unsub. Notes, 7.63%, 06/15/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Household Finance Corp.,
                                                                       Global Notes,
   950,000                                              950,000        4.63%, 01/15/08
-----------------------------------------------------------------------------------------------------------------------------------
 1,150,000                                            1,150,000        5.75%, 01/30/07
-----------------------------------------------------------------------------------------------------------------------------------
   980,000                                              980,000        6.38%, 11/27/12
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Sr. Unsec. Global Notes,
                250,000     200,000     1,000,000     1,450,000        6.50%, 01/24/06
-----------------------------------------------------------------------------------------------------------------------------------
                400,000     750,000     2,235,000     3,385,000        8.00%, 05/09/05
-----------------------------------------------------------------------------------------------------------------------------------
        --           --     400,000          --         400,000      MBNA America Bank, N.A., Notes, 6.88%, 04/15/04
===================================================================================================================================

                                                                     DISTILLERS & VINTNERS- 0.40%
                                                                     Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub.
-----------------------------------------------------------------------------------------------------------------------------------
        --      250,000     170,000     1,000,000     1,420,000      Notes, 8.13%, 01/15/12
-----------------------------------------------------------------------------------------------------------------------------------
        --      250,000     300,000     1,750,000     2,300,000      Diageo PLC, Sr. Unsec. Gtd. Putable Notes, 7.45%, 04/15/05
===================================================================================================================================

                                                                     DIVERSIFIED CHEMICALS- 0.09%
                                                                     Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec.
        --      160,000     200,000       680,000     1,040,000      Gtd. Global Notes, 10.13%, 09/01/08
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     DIVERSIFIED FINANCIAL SERVICES- 7.07%
                                        1,370,000     1,370,000      American General Finance Corp., Sr. Notes, 6.75%, 11/15/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     American General Finance Corp., Medium Term Notes,
   800,000                                              800,000      5.38%, 10/1/12
-----------------------------------------------------------------------------------------------------------------------------------
                265,000     185,000     1,600,000     2,050,000      ASIF Global Financing XIX, Sec. Notes, 4.90%, 01/17/13     (d)
-----------------------------------------------------------------------------------------------------------------------------------
                375,000     175,000     1,000,000     1,550,000      ASIF Global Financing XX, Sec. Notes, 2.65%, 01/17/06      (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Associates Corp. of North America, Sr. Global Notes, 5.80%,
                250,000     200,000     1,100,000     1,550,000      04/20/04
-----------------------------------------------------------------------------------------------------------------------------------
                700,000     500,000     3,250,000     4,450,000      Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%, 05/01/20
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     CIT Group Inc.,
                                                                       Sr. Floating Rate Medium Term Global Notes, 2.60%,
                200,000     200,000     1,000,000     1,400,000      11/25/03                                                   (g)
-----------------------------------------------------------------------------------------------------------------------------------
                150,000                   600,000       750,000        Sr. Global Notes, 7.13%, 10/15/04
-----------------------------------------------------------------------------------------------------------------------------------
               1,582,000                              1,582,000        Sr. Global Notes, 5.75%, 09/25/07
-----------------------------------------------------------------------------------------------------------------------------------
        --      500,000     600,000     3,000,000     4,100,000      Citigroup Capital II, Jr. Gtd. Sub. Bonds, 7.75%, 12/01/36
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Citigroup Inc.,
                600,000     300,000     3,400,000     4,300,000        Unsec. Sub. Notes, 6.63%, 06/15/32
-----------------------------------------------------------------------------------------------------------------------------------
                800,000     200,000     3,835,000     4,835,000      Fidelity Investments, Bonds, 7.57%, 06/15/29               (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Ford Motor Credit Co., Unsec. Floating Rate Notes, 1.60%,
                125,000                                 125,000      03/17/03                                                   (f)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     General Electric Capital Corp.-Series A, Medium Term Global
                                                                     Notes,
                200,000                 1,000,000     1,200,000        5.00%, 06/15/07
-----------------------------------------------------------------------------------------------------------------------------------
                100,000     100,000       500,000       700,000        6.80%, 11/01/05
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Heller Financial, Inc.,
                                        2,985,000     2,985,000        Sr. Unsec. Global Notes, 6.38%, 03/15/06
-----------------------------------------------------------------------------------------------------------------------------------
                                        1,500,000     1,500,000        Unsec. Global Notes, 7.38%, 11/01/09
-----------------------------------------------------------------------------------------------------------------------------------
                400,000     280,000     1,600,000     2,280,000      John Hancock Funds, Notes, 6.50%, 03/01/11                 (d)
-----------------------------------------------------------------------------------------------------------------------------------
                200,000     100,000     1,700,000     2,000,000      John Hancock Global Funding II, Notes, 5.00%, 07/27/07     (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Lehman Brothers Holdings Inc.,
              1,100,000   2,200,000     8,700,000    12,000,000        Series E, Medium Term Disc. Notes, 9.94%, 02/10/28       (h)
-----------------------------------------------------------------------------------------------------------------------------------
                                          700,000       700,000        Sr. Notes, 8.75%, 03/15/05
-----------------------------------------------------------------------------------------------------------------------------------
                150,000     150,000       500,000       800,000      Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05
-----------------------------------------------------------------------------------------------------------------------------------
                            300,000     1,538,000     1,838,000      Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     NiSource Finance Corp., Sr. Unsec. Gtd. Notes, 5.75%,
                                        9,800,000     9,800,000      04/15/03
-----------------------------------------------------------------------------------------------------------------------------------
                197,570     197,570     1,605,257     2,000,397      Regional Diversified Funding, Sr. Notes, 9.25%, 03/15/30   (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Salomon Smith Barney Holdings Inc., Unsec. Notes, 7.13%,
                500,000                 2,325,000     2,825,000      10/01/06
-----------------------------------------------------------------------------------------------------------------------------------
                350,000                 1,300,000     1,650,000      Swiss Bank Corp.-NY, Sub. Notes, 7.38%, 06/15/17
-----------------------------------------------------------------------------------------------------------------------------------
                350,000     250,000     1,300,000     1,900,000      USL Capital Corp., Sr. Global Notes, 5.95%, 10/15/03
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Washington Mutual Financial Corp., Sr. Unsec. Notes, 8.25%,
                300,000     325,000       900,000     1,525,000      06/15/05
-----------------------------------------------------------------------------------------------------------------------------------
                100,000     400,000       525,000     1,025,000      Wells Fargo Financial, Inc., Global Notes, 6.13%, 02/15/06
-----------------------------------------------------------------------------------------------------------------------------------
 2,000,000           --          --            --     2,000,000      Texaco Capital Inc., Unsec. Gtd. Notes, 5.50%, 01/15/09
===================================================================================================================================

                                                                     DIVERSIFIED METALS & MINING- 0.38%
                                                                     Rio Algom Ltd. (Canada), Unsec. Yankee Deb., 7.05%,
                250,000                 3,500,000     3,750,000      11/01/05
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     ELECTRIC UTILITIES- 11.37%
                                                                     AES Corp. (The),
 2,040,000           --     350,000     1,898,000     4,288,000        Sec. Notes, 10.00%, 07/15/05                             (d)
-----------------------------------------------------------------------------------------------------------------------------------
                472,000                                 472,000        Sr. Sec. Notes, 10.00%, 12/12/05                         (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Alliant Energy Resources, Inc., Sr. Unsec. Gtd. Conv.
    30,000                                               30,000      PHONES, 2.50%, 02/15/30
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Calpine Canada Energy Finance ULC (Canada), Sr. Unsec.
                390,000     300,000     1,680,000     2,370,000      Gtd. Yankee Notes, 8.50%, 05/01/08
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Cleveland Electric Illuminating Co. (The),
                                                                       First Mortgage Bonds,
 2,252,000                                            2,252,000        Series B, 9.50%, 05/15/05
-----------------------------------------------------------------------------------------------------------------------------------
                500,000     400,000     1,700,000     2,600,000        6.86%, 10/01/08
-----------------------------------------------------------------------------------------------------------------------------------
 1,925,000                                            1,925,000        Series D, Sec. Notes, 7.88%, 11/01/17
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     CMS Energy Corp.,
 4,900,000                                            4,900,000        Series B, Sr. Unsec. Notes, 6.75%, 01/15/04
-----------------------------------------------------------------------------------------------------------------------------------
                            180,000                     180,000        Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Commonwealth Edison Co., First Mortgage Bonds,
 6,100,000                                            6,100,000        Series 83, 8.00%, 05/15/08
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Consumers Energy Co., First Mortgage Bonds, 7.38%,
 4,060,000                                            4,060,000      09/15/23
-----------------------------------------------------------------------------------------------------------------------------------
                270,000     200,000     1,100,000     1,570,000      Duke Energy Corp., Bonds, 6.45%, 10/15/32
-----------------------------------------------------------------------------------------------------------------------------------
 5,580,000                                            5,580,000      Duquesne Light Co., Collateral Trust Bond, 7.55%, 06/15/25
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     El Paso Electric Co.,
 4,755,000           --          --            --     4,755,000        Series D, Sec. First Mortgage Bonds, 8.90%, 02/01/06
-----------------------------------------------------------------------------------------------------------------------------------
              1,000,000                 3,000,000     4,000,000        Series E, Sr. Sec. First Mortgage Bonds, 9.40%, 05/01/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Hydro-Quebec (Canada),
        --      620,000     650,000     2,500,000     3,770,000        Gtd. Euro Notes, 1.94%, 09/29/49
-----------------------------------------------------------------------------------------------------------------------------------
                525,000     385,000     2,000,000     2,910,000        Gtd. Yankee Bonds, 9.40%, 02/01/21                       (i)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                              MARKET VALUE
                                                                     --------------------------------------------------------------
                                                                                                                            AIM
                                                                       INVESCO       AIM           AIM                     INCOME
                                                                       SELECT       GLOBAL      STRATEGIC     AIM           FUND
                                                                       INCOME       INCOME       INCOME      INCOME      PRO FORMA
                                                                        FUND         FUND         FUND        FUND       COMBINING
General Motors Acceptance Corp.
  Global Bonds,
  6.15%, 04/05/07                                                    $       --   $       --  $       --    $3,050,250   $3,050,250
-----------------------------------------------------------------------------------------------------------------------------------
  6.85%, 06/17/04                                                                    392,231                 1,840,872    2,233,103
-----------------------------------------------------------------------------------------------------------------------------------
  Global Unsec. Unsub. Notes, 7.00%, 02/01/12                         1,938,917                                           1,938,917
-----------------------------------------------------------------------------------------------------------------------------------
  Medium Term Notes, 5.25%, 05/16/05                                                 660,472     406,444     2,235,442    3,302,358
-----------------------------------------------------------------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04                                               211,032     184,653     1,028,781    1,424,466
-----------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.,
  Global Notes,
  4.63%, 01/15/08                                                       957,821                                             957,821
-----------------------------------------------------------------------------------------------------------------------------------
  5.75%, 01/30/07                                                     1,210,058                                           1,210,058
-----------------------------------------------------------------------------------------------------------------------------------
  6.38%, 11/27/12                                                     1,042,994                                           1,042,994
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,                                                                                                       --
  6.50%, 01/24/06                                                                    268,523     214,818     1,074,090    1,557,431
-----------------------------------------------------------------------------------------------------------------------------------
  8.00%, 05/09/05                                                                    438,476     822,143     2,449,985    3,710,604
-----------------------------------------------------------------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%, 04/15/04                              --           --     419,936            --      419,936
===================================================================================================================================
                                                                      7,302,162    3,338,808   3,542,736     5,941,217   40,124,923
===================================================================================================================================

DISTILLERS & VINTNERS- 0.40%
Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub.
Notes, 8.13%, 01/15/12                                                       --      253,125     172,125     1,012,500    1,437,750
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC, Sr. Unsec. Gtd. Putable Notes, 7.45%, 04/15/05                   --      304,080     364,896     2,128,560    2,797,536
===================================================================================================================================
                                                                             --      557,205     537,021     3,141,060    4,235,286
===================================================================================================================================

DIVERSIFIED CHEMICALS- 0.09%
Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec
Gtd. Global Notes, 10.13%, 09/01/08                                          --      146,400     183,000       622,200      951,600
===================================================================================================================================

DIVERSIFIED FINANCIAL SERVICES- 7.07%
American General Finance Corp., Sr. Notes, 6.75%, 11/15/04                                                   1,470,353    1,470,353
-----------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., Medium Term Notes,
5.38%, 10/1/12                                                          811,062                                             811,062
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%, 01/17/13        (d)                    264,290     184,504     1,595,712    2,044,506
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%, 01/17/06         (d)                    374,557     174,793       998,820    1,548,170
-----------------------------------------------------------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Global Notes, 5.80%,
04/20/04                                                                             262,010     209,608     1,152,844    1,624,462
-----------------------------------------------------------------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%, 05/01/20                             1,063,545     759,675     4,937,888    6,761,108
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes, 2.60%,
11/25/03                                                      (g)                    200,126     200,126     1,000,630    1,400,882
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                                                  159,201                   636,804      796,005
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Global Notes, 5.75%, 09/25/07                                   1,639,830                                           1,639,830
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds, 7.75%, 12/01/36                   --      556,255     667,506     3,337,530    4,561,291
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.,
  Unsec. Sub. Notes, 6.63%, 06/15/32                                                 661,434     330,717     3,748,126    4,740,277
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29                  (d)                    954,664     238,666     4,576,421    5,769,751
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Floating Rate Notes, 1.60%,
03/17/03                                                      (f)                    124,803                                124,803
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Medium Term Global
Notes,
-----------------------------------------------------------------------------------------------------------------------------------
  5.00%, 06/15/07                                                                    211,452                 1,057,260    1,268,712
-----------------------------------------------------------------------------------------------------------------------------------
  6.80%, 11/01/05                                                                    111,012     111,012       555,060      777,084
-----------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Global Notes, 6.38%, 03/15/06                                                                   3,267,500    3,267,500
-----------------------------------------------------------------------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09                                                                       1,743,840    1,743,840
-----------------------------------------------------------------------------------------------------------------------------------
John Hancock Funds, Notes, 6.50%, 03/01/11                    (d)                    426,912     298,838     1,707,648    2,433,398
-----------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%, 07/27/07        (d)                    207,608     103,804     1,764,668    2,076,080
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Series E, Medium Term Disc. Notes, 9.94%, 02/10/28(h)                              156,541     313,082     1,238,097    1,707,720
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Notes, 8.75%, 03/15/05                                                                                   786,310      786,310
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05                                177,251     177,251       590,835      945,337
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06                                                    324,126     1,661,686    1,985,812
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd. Notes, 5.75%,
04/15/03                                                                                                     9,849,490    9,849,490
-----------------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes, 9.25%, 03/15/30      (d)                    228,407     228,407     1,855,805    2,312,619
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec. Notes, 7.13%,
10/01/06                                                                             559,655                 2,602,396    3,162,051
-----------------------------------------------------------------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%, 06/15/17                                     418,061                 1,552,798    1,970,859
-----------------------------------------------------------------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%, 10/15/03                                 358,526     256,090     1,331,668    1,946,284
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec. Notes, 8.25%,
06/15/05                                                                             338,529     366,740     1,015,587    1,720,856
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes, 6.13%, 02/15/06                           108,327     433,308       568,717    1,110,352
-----------------------------------------------------------------------------------------------------------------------------------
Texaco Capital Inc., Unsec. Gtd. Notes, 5.50%, 01/15/09               2,164,122           --          --            --    2,164,122
===================================================================================================================================
                                                                      4,615,014    7,923,166   5,378,253    56,604,493   74,520,926
===================================================================================================================================

DIVERSIFIED METALS & MINING- 0.38%
Rio Algom Ltd. (Canada), Unsec. Yankee Deb., 7.05%,
11/01/05                                                                             267,960                 3,751,440    4,019,400
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES- 11.37%
AES Corp. (The),
  Sec. Notes, 10.00%, 07/15/05                                (d)     2,029,800           --     348,250     1,888,510    4,266,560
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Sec. Notes, 10.00%, 12/12/05                            (d)                    469,640                                469,640
-----------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Resources, Inc., Sr. Unsec. Gtd. Conv
PHONES, 2.50%, 02/15/30                                                 750,000                                             750,000
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada), Sr. Unsec
Gtd. Yankee Notes, 8.50%, 05/01/08                                                   185,250     142,500       798,000    1,125,750
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds,
  Series B, 9.50%, 05/15/05                                           2,271,824                                           2,271,824
-----------------------------------------------------------------------------------------------------------------------------------
  6.86%, 10/01/08                                                                    545,775     436,620     1,855,635    2,838,030
-----------------------------------------------------------------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17                               2,207,942                                           2,207,942
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.,
  Series B, Sr. Unsec. Notes, 6.75%, 01/15/04                         4,606,000                                           4,606,000
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08                                                       154,800                    154,800
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Edison Co., First Mortgage Bonds,
  Series 83, 8.00%, 05/15/08                                          7,330,760                                           7,330,760
-----------------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co., First Mortgage Bonds, 7.38%,
09/15/23                                                              3,880,897                                           3,880,897
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32                                            263,685     195,322     1,074,271    1,533,278
-----------------------------------------------------------------------------------------------------------------------------------
Duquesne Light Co., Collateral Trust Bond, 7.55%, 06/15/25            5,784,010                                           5,784,010
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.,
Series D, Sec. First Mortgage Bonds, 8.90%, 02/01/06                  4,949,132           --          --            --    4,949,132
-----------------------------------------------------------------------------------------------------------------------------------
Series E, Sr. Sec. First Mortgage Bonds, 9.40%, 05/01/11                            1,043,67                 3,131,010    4,174,680
-----------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Euro Notes, 1.94%, 09/29/49                                           --      549,792     576,395     2,216,903    3,343,090
-----------------------------------------------------------------------------------------------------------------------------------
  Gtd. Yankee Bonds, 9.40%, 02/01/21                          (i)                    746,214     547,224     2,842,720    4,136,158
-----------------------------------------------------------------------------------------------------------------------------------

                    PRINCIPAL AMOUNT
----------------------------------------------------------
                                                  AIM
  INVESCO     AIM          AIM                   INCOME
  SELECT     GLOBAL     STRATEGIC      AIM        FUND
  INCOME     INCOME       INCOME      INCOME    PRO FORMA
   FUND       FUND         FUND        FUND     COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
            $ 463,957               $1,856,765  $2,320,722  Kincaid Generation LLC, Sr. Sec. Bonds, 7.33%, 06/15/20          (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Mission Energy Holding Co., Sr. Sec. Global Notes, 13.50%,
        --    280,000     365,000    1,130,000   1,775,000  07/15/08
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Niagara Mohawk Power Corp.,
                                                             First Mortgage Notes,
 4,232,000                                       4,232,000    9.75%, 11/01/05
-----------------------------------------------------------------------------------------------------------------------------------
                                     4,300,000   4,300,000    7.75%, 05/15/06                                                  (i)
-----------------------------------------------------------------------------------------------------------------------------------
            1,750,000   1,150,000    6,700,000   9,600,000    Series H, Sr. Unsec. Notes, 8.50%, 07/01/10
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Pacific Gas & Electric Co.-Series 92D, First Mortgage Bonds,
 2,223,000                                       2,223,000  8.25%, 11/01/22
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Pennsylvania Power Co., First Mortgage Bonds, 8.50%,
 2,000,000                                       2,000,000  07/15/22
-----------------------------------------------------------------------------------------------------------------------------------
 2,200,000                                       2,200,000  Potomac Edison Co., First Mortgage Bonds, 8.00%, 12/01/22
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Public Service Company of New Mexico, Sr. Unsec. Notes,
11,375,000    120,000     300,000    1,200,000  12,995,000    Series A, 7.10%, 08/01/05
-----------------------------------------------------------------------------------------------------------------------------------
 1,000,000                                       1,000,000    Series B, 7.50%, 08/01/18
-----------------------------------------------------------------------------------------------------------------------------------
                                                            RGS (I&M) Funding Corp.-Series F, Sec. Lease Obligation
                                     4,962,416   4,962,416  Bonds, 9.82%, 12/07/22
-----------------------------------------------------------------------------------------------------------------------------------
                                                            South Carolina Electric & Gas Co., First Mortgage Bonds,
                                     1,550,000   1,550,000  9.00%, 07/15/06
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Texas-New Mexico Power Co., Sr. Unsec. Notes, 6.25%,
        --    620,000   2,000,000    4,800,000   7,420,000  01/15/09
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Toledo Edison Co.-Series A, First Mortgage, Medium Term
 1,975,000                                       1,975,000  Bonds, 9.22%, 12/15/21
-----------------------------------------------------------------------------------------------------------------------------------
                                                            TXU U.S. Holdings Co., First Mortgage Collateral Trust,
 5,000,000                                       5,000,000    8.75%, 11/01/23
-----------------------------------------------------------------------------------------------------------------------------------
   348,000                                         348,000    7.63%, 07/01/25
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Wisconsin Public Service Corp., Sr. Sec. Notes, 4.88%,
                                     1,500,000   1,500,000  12/01/12
====================================================================================================================================

====================================================================================================================================

                                                            ELECTRONIC COMPONENTS & EQUIPMENT - 0.11%

                                                            ASM Lithography Holding N.V. (Netherlands), Conv. Yankee
        --         --   1,250,000           --   1,250,000  Bonds, 4.25%, 11/30/04
====================================================================================================================================

                                                            ELECTRONIC EQUIPMENT & INSTRUMENTS- 0.01%
                           85,000                   85,000  Solectron Corp., Sr. Unsec. Notes, 9.63%, 02/15/09
===================================================================================================================================

                                                            ENVIRONMENTAL SERVICES-0.34%
                                                            Allied Waste North America Inc.-Sr. Sec. Gtd. Notes, 9.25%,
   575,000                                         575,000  09/01/12                                                          (d)
-----------------------------------------------------------------------------------------------------------------------------------
              350,000                2,570,000   2,920,000  Browning-Ferris Industries, Inc., Deb., 9.25%, 05/01/21
-----------------------------------------------------------------------------------------------------------------------------------
   360,000                                         360,000  IESI Corp., Sr. Sub. Notes, 10/25%, 06/15/12
===================================================================================================================================

===================================================================================================================================

                                                            FERTILIZERS & AGRICULTURAL CHEMICAL- 0.15%
                                                            IMC Global Inc.-Series B, Sr. Unsec. Gtd. Notes, 11.25%,
 1,450,000                                       1,450,000  06/01/11
===================================================================================================================================

                                                            FOOD DISTRIBUTORS- 0.17%
   530,000                                                  Fleming Cos. Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/15/10         (b)
-----------------------------------------------------------------------------------------------------------------------------------
              260,000     180,000    1,045,000   1,485,000  Roundy's, Inc.-Series B, Sr. Sub. Notes, 8.88%, 06/15/12          (d)
===================================================================================================================================

===================================================================================================================================

                                                            FOREST PRODUCTS- 0.24%
 1,625,000                                       1,625,000  Georgia-Pacific Corp., Sr. Notes, 9.38%, 02/01/13                 (d)
-----------------------------------------------------------------------------------------------------------------------------------
              155,000     110,000      635,000     900,000  Louisiana-Pacific Corp., Sr. Unsec. Notes, 8.50%, 08/15/05
===================================================================================================================================

===================================================================================================================================

                                                            GAS UTILITIES- 0.76%
                                                            Consolidated Natural Gas Co.-Series B, Sr. Unsec. Unsub.
 1,980,000                                       1,980,000  Notes, 5.38%, 11/01/06
-----------------------------------------------------------------------------------------------------------------------------------
        --    700,000     750,000    2,725,000   4,175,000  Kinder Morgan, Inc., Sr. Notes, 6.80%, 03/01/08
-----------------------------------------------------------------------------------------------------------------------------------
              650,000                1,000,000   1,650,000  Tennessee Gas Pipeline Co., Unsec. Deb., 7.63%, 04/01/37
===================================================================================================================================

===================================================================================================================================

                                                            GENERAL MERCHANDISE STORES-0.15%
              250,000     200,000    1,000,000   1,450,000  Wal-Mart Stores, Inc., Unsec. Deb., 8.50%, 09/15/24
===================================================================================================================================

                                                            HEALTH CARE EQUIPMENT- 0.01%
                                                            Radiologix, Inc.-Series B, Sr. Unsec. Gtd. Global Notes,
                           85,000                           10.50%, 12/15/08
===================================================================================================================================

                                                            HEALTH CARE FACILITIES- 0.60%
                                                            Hanger Orthopedic Group, Inc., Sr. Unsec. Gtd. Global Notes,
        --    450,000     400,000    1,820,000   2,670,000  10.38%, 02/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                            Select Medical Corp., Sr. Unsec. Sub. Global Notes, 9.50%,
        --         --     140,000           --     140,000  06/15/09
------------------------------------------------------------------------------------------------------------------------------------
   815,000                                         815,000  Tenet Healthcare Corp., Sr. Unsec. Notes, 6.50%, 06/01/12
------------------------------------------------------------------------------------------------------------------------------------
                                                            United Surgical Partners International, Inc., Sr. Unsec. Gtd.
 2,450,000                                       2,450,000  Sub. Notes, 10.00%, 12/15/11
===================================================================================================================================

===================================================================================================================================

                                                            HEALTH CARE SUPPLIES- 0.09%
                                                            Advanced Medical Optics, Inc., Sr. Sub Notes, 9.25%,
   950,000                                         950,000  07/15/10
===================================================================================================================================

                                                            HOMEBUILDING- 0.49%
                                                            Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes
        --         --     115,000           --     115,000  8.38%, 04/15/12
------------------------------------------------------------------------------------------------------------------------------------
                                                            K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes, 10.50%,
              500,000     400,000    1,750,000   2,650,000  10/01/07
------------------------------------------------------------------------------------------------------------------------------------
   485,000                                         485,000  Ryland Group, Sr. Unsec. Global Notes, 9.75%, 09/01/10
------------------------------------------------------------------------------------------------------------------------------------
                                                            WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
              285,000     350,000    1,150,000   1,785,000  9.13%, 05/01/12
===================================================================================================================================

===================================================================================================================================

                                                            HOTELS, RESORTS & CRUISE LINES- 0.03%
                                                            John Q. Hammons Hotels, Inc., Sr. First Mortgage Global
        --         --     120,000           --     120,000  Notes, 8.88%, 05/15/12
------------------------------------------------------------------------------------------------------------------------------------
                                                            Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub.
                          150,000                  150,000  Global Notes, 8.88%, 08/15/11
===================================================================================================================================

===================================================================================================================================

                                                            INDUSTRIAL GASES- 0.12%
 1,225,000                                       1,225,000  Praxair, Inc., Unsec. Notes, 4.75%, 07/15/07
===================================================================================================================================

===================================================================================================================================


                                                                                           MARKET VALUE
                                                                   ----------------------------------------------------------------
                                                                                                                            AIM
                                                                     INVESCO        AIM          AIM                       INCOME
                                                                     SELECT        GLOBAL     STRATEGIC        AIM          FUND
                                                                     INCOME        INCOME      INCOME         INCOME     PRO FORMA
                                                                      FUND          FUND        FUND           FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
Kincaid Generation LLC, Sr. Sec. Bonds, 7.33%, 06/15/20      (d)   $        --    $ 438,801                 $1,756,091  $ 2,194,892
-----------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global Notes, 13.50%,
07/15/08                                                                    --       77,000     100,375        310,750      488,125
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
 First Mortgage Notes,
  9.75%, 11/01/05                                                    4,922,586                                            4,922,586
-----------------------------------------------------------------------------------------------------------------------------------
  7.75%, 05/15/06                                            (i)                                             4,883,209    4,883,209
-----------------------------------------------------------------------------------------------------------------------------------
  Series H, Sr. Unsec. Notes, 8.50%, 07/01/10                                     1,760,255   1,156,739      6,739,262    9,656,256
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.-Series 92D, First Mortgage Bonds,
8.25%, 11/01/22                                                      2,145,195                                            2,145,195
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Power Co., First Mortgage Bonds, 8.50%,
07/15/22                                                             2,094,680                                            2,094,680
-----------------------------------------------------------------------------------------------------------------------------------

Potomac Edison Co., First Mortgage Bonds, 8.00%, 12/01/22            2,181,837                                            2,181,837
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Company of New Mexico, Sr. Unsec. Notes,
  Series A, 7.10%, 08/01/05                                         11,689,269      123,263     308,157      1,232,628   13,353,317
-----------------------------------------------------------------------------------------------------------------------------------
  Series B, 7.50%, 08/01/18                                            946,379                                              946,379
-----------------------------------------------------------------------------------------------------------------------------------
RGS (I&M) Funding Corp.-Series F, Sec. Lease Obligation
Bonds, 9.82%, 12/07/22                                                                                       5,128,260    5,128,260
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., First Mortgage Bonds,
9.00%, 07/15/06                                                                                              1,700,769    1,700,769
-----------------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes, 6.25%,
01/15/09                                                                    --      594,022   1,916,200      4,598,880    7,109,102
-----------------------------------------------------------------------------------------------------------------------------------
Toledo Edison Co.-Series A, First Mortgage Collateral Trust,
Bonds, 9.22%, 12/15/21                                               2,072,340                                            2,072,340
-----------------------------------------------------------------------------------------------------------------------------------
TXU U.S. Holdings Co., First Mortgage Collateral Trust,
  8.75%, 11/01/23                                                    5,236,485                                            5,236,485
-----------------------------------------------------------------------------------------------------------------------------------
  7.63%, 07/01/25                                                      354,035                                              354,035
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec. Notes, 4.88%,
12/01/12                                                                                                     1,519,215    1,519,215
===================================================================================================================================
                                                                    65,453,171    6,797,367   5,882,582     41,676,113  119,809,233
===================================================================================================================================

ELECTRONIC COMPONENTS & EQUIPMENT - 0.11%

ASM Lithography Holding N.V. (Netherlands), Conv. Yankee
Bonds, 4.25%, 11/30/04                                                      --           --   1,140,625             --    1,140,625
===================================================================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS- 0.01%
Solectron Corp., Sr. Unsec. Notes, 9.63%, 02/15/09                                               86,700                      86,700
===================================================================================================================================

ENVIRONMENTAL SERVICES-0.34%
 Allied Waste North America Inc.-Sr. Sec. Gtd. Notes, 9.25%,
09/01/12                                                     (d)       587,937                                              587,937
-----------------------------------------------------------------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb., 9.25%, 05/01/21                             323,750                  2,377,250    2,701,000
-----------------------------------------------------------------------------------------------------------------------------------
IESI Corp., Sr. Sub. Notes, 10/25%, 06/15/12                           352,800                                              352,800
===================================================================================================================================
                                                                       940,737      323,750          --      2,377,250    3,641,737
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICAL- 0.15%
IMC Global Inc.-Series B, Sr. Unsec. Gtd. Notes, 11.25%,
06/01/11                                                             1,551,500                                            1,551,500
===================================================================================================================================

FOOD DISTRIBUTORS- 0.17%
Fleming Cos. Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/15/10    (b)       365,700                                              365,700
-----------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc.-Series B, Sr. Sub. Notes, 8.88%, 06/15/12     (d)                    254,808     176,405      1,024,131    1,455,344
===================================================================================================================================
                                                                       365,700      254,808     176,405      1,024,131    1,821,044
===================================================================================================================================

FOREST PRODUCTS- 0.24%
Georgia-Pacific Corp., Sr. Notes, 9.38%, 02/01/13            (d)     1,616,875                                            1,616,875
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp., Sr. Unsec. Notes, 8.50%, 08/15/05                          161,200     114,400        660,400      936,000
===================================================================================================================================
                                                                     1,616,875      161,200     114,400        660,400    2,552,875
===================================================================================================================================

GAS UTILITIES- 0.76%
Consolidated Natural Gas Co.-Series B, Sr. Unsec. Unsub.
Notes, 5.38%, 11/01/06                                               2,101,754                                            2,101,754
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Notes, 6.80%, 03/01/08                             --      758,100     812,250      2,951,175    4,521,525
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb., 7.63%, 04/01/37                            549,250                    845,000    1,394,250
===================================================================================================================================
                                                                     2,101,754    1,307,350     812,250      3,796,175    8,017,529
===================================================================================================================================

GENERAL MERCHANDISE STORES-0.15%
Wal-Mart Stores, Inc., Unsec. Deb., 8.50%, 09/15/24                                 282,178     225,742      1,128,710    1,636,630
===================================================================================================================================

HEALTH CARE EQUIPMENT- 0.01%
Radiologix, Inc.-Series B, Sr. Unsec. Gtd. Global Notes,
10.50%, 12/15/08                                                                                 64,175                      64,175
===================================================================================================================================

HEALTH CARE FACILITIES- 0.60%
Hanger Orthopedic Group, Inc., Sr. Unsec. Gtd. Global Notes,
10.38%, 02/15/09                                                            --      477,000     424,000      1,929,200    2,830,200
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Global Notes, 9.50%,
06/15/09                                                                    --           --     147,700             --      147,700
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes, 6.50%, 06/01/12              776,287                                              776,287
-----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc., Sr. Unsec. Gtd.
Sub. Notes, 10.00%, 12/15/11                                         2,548,000                                            2,548,000
===================================================================================================================================
                                                                     3,324,287      477,000     571,700      1,929,200    6,302,187
===================================================================================================================================

HEALTH CARE SUPPLIES- 0.09%
Advanced Medical Optics, Inc., Sr. Sub Notes, 9.25%,
07/15/10                                                               973,750                                              973,750
===================================================================================================================================

HOMEBUILDING- 0.49%
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes
8.38%, 04/15/12                                                             --           --     119,888             --      119,888
-----------------------------------------------------------------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes, 10.50%,
10/01/07                                                                            547,500     438,000      1,916,250    2,901,750
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Sr. Unsec. Global Notes, 9.75%, 09/01/10                 535,925                                              535,925
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
9.13%, 05/01/12                                                                     257,925     316,750      1,040,750    1,615,425
===================================================================================================================================
                                                                       535,925      805,425     874,638      2,957,000    5,172,988
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES- 0.03%
John Q. Hammons Hotels, Inc., Sr. First Mortgage Global
Notes, 8.88%, 05/15/12                                                      --           --     122,400             --      122,400
-----------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub.
Global Notes, 8.88%, 08/15/11                                                                   155,250                     155,250
===================================================================================================================================
                                                                            --           --     277,650             --      277,650
===================================================================================================================================

INDUSTRIAL GASES- 0.12%
Praxair, Inc., Unsec. Notes, 4.75%, 07/15/07                         1,275,764                                            1,275,764
===================================================================================================================================

                          PRINCIPAL AMOUNT
--------------------------------------------------------------------
                                                            AIM
  INVESCO         AIM           AIM                        INCOME
  SELECT        GLOBAL       STRATEGIC        AIM           FUND
  INCOME        INCOME        INCOME        INCOME        PRO FORMA
   FUND          FUND          FUND          FUND         COMBINING
-----------   ----------    ----------    -----------    -----------
                                                                            INDUSTRIAL MACHINERY- 0.16%

              $  200,000    $  250,000    $ 1,175,000    $  1,625,000       Pall Corp., Notes, 6.00%, 08/01/12                  (d)
====================================================================================================================================

                                                                            INTEGRATED OIL & GAS- 2.14%

                                                                            BP Canada Finance Co. (Canada), Unsec. Gtd.
               1,000,000       750,000                      1,750,000         Unsub. Yankee Bonds, 3.38%, 10/31/07
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Conoco Inc., Sr. Unsec. Global Notes,
                                            1,025,000       1,025,000         5.90%, 04/15/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            El Paso Energy Partners, L.P., Series B,
                                                                              Sr. Unsec. Gtd. Sub.
                               110,000                        110,000         Global Notes, 8.50%, 06/01/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Husky Oil Ltd. (Canada),
                 600,000                    3,000,000       3,600,000         Sr. Unsec. Yankee Notes, 7.13%, 11/15/06
-----------------------------------------------------------------------------------------------------------------------------------
                 250,000       625,000      2,645,000       3,520,000         Yankee Bonds, 8.90%, 08/15/28
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Occidental Petroleum Corp.,
                 950,000       950,000      4,375,000       6,275,000         Sr. Putable Deb., 9.25%, 08/01/19
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Sr. Unsec. Notes,
                               250,000        400,000         650,000         6.50%, 04/01/05
-----------------------------------------------------------------------------------------------------------------------------------
                 750,000                    1,800,000       2,550,000         7.38%, 11/15/08
===================================================================================================================================

                                                                            INTEGRATED TELECOMMUNICATION SERVICES- 3.39%
                                                                            AT&T Canada Inc. (Canada),
 12,010,000                                                12,010,000         Sr. Yankee Disc. Notes, 9.95%,06/15/08            (j)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            COLT Telecom Group PLC (United Kingdom), Sr.
  2,070,000                                                 2,070,000         Unsec. Yankee Notes, 12.00%, 12/15/06             (j)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            France Telecommunications Corp. (France), Notes,
  1,500,000                                                 1,500,000         9.25%, 03/01/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            GTE Hawaiian Telephone Co., Inc.-Series A,
         --      200,000       140,000        700,000       1,040,000         Unsec. Deb., 7.00%, 02/01/06
-----------------------------------------------------------------------------------------------------------------------------------
                               250,000                        250,000       NTELOS Inc., Sr. Unsec. Notes, 13.00%, 08/15/10
-----------------------------------------------------------------------------------------------------------------------------------
  7,125,000                                                 7,125,000       Qwest Corp., Notes, 5.65%, 11/01/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Sprint Capital Corp.
  4,675,000                                                 4,675,000         Gtd. Global Bonds, 7.63%, 01/30/11
-----------------------------------------------------------------------------------------------------------------------------------
                 300,000       600,000      1,065,000       1,965,000         Gtd. Global Notes, 5.88%, 05/01/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   --         Sr. Unsec. Gtd. Global Notes,
                 400,000     1,000,000      2,500,000       3,900,000         5.70%, 11/15/03
-----------------------------------------------------------------------------------------------------------------------------------
                 300,000       255,000      1,300,000       1,855,000         6.00%, 01/15/07
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Sr. Unsec. Unsub. Gtd. Global Notes,
                 400,000       440,000      2,500,000       3,340,000         6.13%, 11/15/08
-----------------------------------------------------------------------------------------------------------------------------------
                 200,000                    2,500,000       2,700,000       Sprint Corp., Deb., 9.00%, 10/15/19
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

                                                                            Verizon Global Funding Corp., Sr. Unsec. Notes,
  1,640,000           --            --             --       1,640,000         6.88%, 06/15/12
-----------------------------------------------------------------------------------------------------------------------------------
  1,410,000                                                 1,410,000       Verizon Maryland Inc., Notes, 6.13%, 03/01/12
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Verizon Pennsylvania Inc.-Series A, Global
                 350,000       600,000      1,000,000       1,950,000         Notes, 5.65%, 11/15/11
===================================================================================================================================

===================================================================================================================================

                                                                            LEISURE FACILITIES- 0.06%

                                                                            Hilton Hotels Corp., Sr. Unsec. Notes,
         --      105,000        95,000        430,000         630,000         7.63%, 12/01/12
===================================================================================================================================

                                                                            LIFE & HEALTH INSURANCE- 0.45%

                                                                            Americo Life, Inc., Sr. Sub. Notes,
                                            1,000,000       1,000,000         9.25%, 06/01/05
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Lincoln National Corp., Unsec. Deb.,
                 100,000       375,000        835,000       1,310,00  0       9.13%, 10/01/24
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Sun Canada Financial Co., Gtd. Sub.
                                              700,000         700,000         Bonds, 6.63%, 12/15/07                            (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                            1,325,000       1,325,000       Torchmark Corp., Notes, 7.88%, 05/15/23
===================================================================================================================================

===================================================================================================================================

                                                                            METAL & GLASS CONTAINERS- 0.10%

    985,000                                                   985,000       Jarden Corp., Sr. Sub. Notes, 9.75%, 05/01/12
===================================================================================================================================

                                                                            MOVIES & ENTERTAINMENT- 0.18%

                                                                            AOL Time Warner Inc.,
                                              585,000         585,000         Sr. Gtd. Unsub. Global Notes, 6.13%, 04/15/06
-----------------------------------------------------------------------------------------------------------------------------------
    400,000                                                   400,000         Sr. Unsec. Gtd. Notes, 6.88%, 05/01/12
-----------------------------------------------------------------------------------------------------------------------------------
    400,000                                                   400,000         Sr. Unsec. Gtd. Notes, 6.75%, 04/15/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Walt Disney Co. (The), Medium Term Notes,
                                              400,000         400,000         5.25%, 11/10/03
===================================================================================================================================

===================================================================================================================================

                                                                            MULTI-UTILITIES & UNREGULATED POWER- 0.65%

  1,595,000                                                 1,595,000       Aquila, Inc., Notes, 14.38%, 07/01/12               (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Aquila, Inc., Sr. Unsec. Notes,
    355,000                                                   355,000         8.70%, 02/01/11
-----------------------------------------------------------------------------------------------------------------------------------
    545,000                                                   545,000         6.88%, 10/01/04
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Avista Corp., First Mortgage Bonds,
  3,000,000                                                 3,000,000         7.75%, 01/01/07
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Westar Energy, Inc., Sr. Unsec. Notes,
  2,194,000                                                 2,194,000         7.13%, 08/01/09
====================================================================================================================================

====================================================================================================================================

                                                                            OFFICE SERVICES & SUPPLIES- 0.24%

                                                                            Mail-Well Corp., Sr. Unsec. Gtd. Notes,
  2,740,000                                                 2,740,000         9.63%, 03/15/12
====================================================================================================================================

                                                                            OIL & GAS DRILLING- 0.65%

                                                                            Transocean Inc. (Cayman Islands), Unsec. Notes,
         --    1,270,000       525,000      4,300,000       6,095,000         6.95%, 04/15/08
====================================================================================================================================

                                                                            OIL & GAS EQUIPMENT & SERVICES- 0.50%

                                                                            National-Oilwell, Inc.-Series B, Sr. Unsec.
         --    1,000,000            --      4,000,000       5,000,000         Notes, 6.50%, 03/15/11
====================================================================================================================================

                                                                            OIL & GAS EXPLORATION & PRODUCTION- 4.98%

                                                                            Amerada Hess Corp., Unsec. Notes,
                 100,000       200,000      1,050,000       1,350,000         5.30%, 08/15/04
-----------------------------------------------------------------------------------------------------------------------------------
                 250,000       400,000      1,000,000       1,650,000         7.30%, 08/15/31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Anadarko Petroleum Corp., Unsec. Putable Deb.,
               1,200,000     1,000,000      1,200,000       3,400,000         7.73%, 09/15/26
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Burlington Resources Finance Co. (Canada), Sr.
                 300,000       700,000      1,400,000       2,400,000         Unsec. Gtd. Yankee Notes, 7.40%, 12/01/31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Canadian Natural Resources Ltd. (Canada), Unsec.
         --      275,000            --             --         275,000         Yankee Notes, 6.70%, 07/15/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Canadian Oil Sands Ltd. (Canada), Sr. Yankee
                 625,000       225,000      3,200,000       4,050,000         Notes, 7.90%, 09/01/21                            (d)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes,
                 310,000       240,000      1,250,000       1,800,000         8.38%, 11/01/08
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Devon Energy Corp., Sr. Unsec. Deb.,
                 150,000       400,000        795,000       1,345,000         7.95%, 04/15/32
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
                 500,000       300,000      2,155,000       2,955,000         Global Deb., 7.88%, 09/30/31
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                            MARKET VALUE
                                                                     -----------------------------------------------------------
                                                                                                                          AIM
                                                                     INVESCO        AIM         AIM                     INCOME
                                                                      SELECT      GLOBAL     STRATEGIC       AIM         FUND
                                                                      INCOME      INCOME       INCOME      INCOME      PRO FORMA
                                                                       FUND        FUND         FUND        FUND       COMBINING
                                                                     -------    -----------  ---------   -----------  ----------

INDUSTRIAL MACHINERY- 0.16%

Pall Corp., Notes, 6.00%, 08/01/12                              (d)             $   210,312  $  262,890  $ 1,235,583  $ 1,708,785
====================================================================================================================================

INTEGRATED OIL & GAS- 2.14%

BP Canada Finance Co. (Canada), Unsec. Gtd. Unsub. Yankee
Bonds, 3.38%, 10/31/07                                                            1,001,050     750,787                 1,751,837
-----------------------------------------------------------------------------------------------------------------------------------
Conoco Inc., Sr. Unsec. Global Notes, 5.90%, 04/15/04                                                      1,074,672    1,074,672
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners, L.P., Series B, Sr. Unsec. Gtd. Sub.
Global Notes, 8.50%, 06/01/11                                                                   107,800                   107,800
-----------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06                                          660,600                3,303,000    3,963,600
-----------------------------------------------------------------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                                                     274,727     686,818    2,906,614    3,868,159
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/19                                               1,240,767   1,240,767    5,714,056    8,195,590
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.50%, 04/01/05                                                                               269,015      430,424      699,439
-----------------------------------------------------------------------------------------------------------------------------------
  7.38%, 11/15/08                                                                   864,225                2,074,140    2,938,365
====================================================================================================================================
                                                                            --    4,041,369   3,055,187    15,502,90   22,599,462
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES- 3.39%
AT&T Canada Inc. (Canada),
  Sr. Yankee Disc. Notes, 9.95%,06/15/08                        (j)  2,041,700                                          2,041,700
-----------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 12.00%, 12/15/06                                (j)  1,449,000                                          1,449,000
-----------------------------------------------------------------------------------------------------------------------------------
France Telecommunications Corp. (France), Notes, 9.25%,
  03/01/11                                                           1,720,468                                          1,720,468
-----------------------------------------------------------------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A, Unsec. Deb.,
  7.00%, 02/01/06                                                           --      217,204     152,043      760,214    1,129,461
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%, 08/15/10                                                  71,250                    71,250
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., Notes, 5.65%, 11/01/04                                  6,697,500                                          6,697,500
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.
  Gtd. Global Bonds, 7.63%, 01/30/11                                 4,324,375                                          4,324,375
-----------------------------------------------------------------------------------------------------------------------------------
Gtd. Global Notes, 5.88%, 05/01/04                                                  294,375     588,750    1,045,031    1,928,156
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Global Notes,                                                                                                   -
  5.70%, 11/15/03                                                                   398,500     996,250    2,490,625    3,885,375
-----------------------------------------------------------------------------------------------------------------------------------
  6.00%, 01/15/07                                                                   273,375     232,369    1,184,625    1,690,369
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%, 11/15/08                                348,500     383,350    2,178,125    2,909,975
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19                                                 186,750                2,334,375    2,521,125
-----------------------------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Global Funding Corp., Sr. Unsec. Notes,
  6.88%, 06/15/12                                                    1,821,130           --          --           --    1,821,130
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Maryland Inc., Notes, 6.13%, 03/01/12                        1,510,900                                          1,510,900
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global Notes, 5.65%,
  11/15/11                                                                          365,753     627,006    1,045,010    2,037,769
====================================================================================================================================
                                                                    19,565,073    2,084,457   3,051,018   11,038,005   35,738,553
====================================================================================================================================

LEISURE FACILITIES- 0.06%
  Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%, 12/01/12                    --      103,688      93,813      424,625      622,126
====================================================================================================================================

LIFE & HEALTH INSURANCE- 0.45%
Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05                                                          955,000      955,000
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%, 10/01/24                                114,556     429,585      956,543    1,500,684
-----------------------------------------------------------------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds, 6.63%, 12/15/07      (d)                                          756,539      756,539
-----------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23                                                                    1,480,476    1,480,476
====================================================================================================================================
                                                                            --      114,556     429,585    4,148,558    4,692,699
====================================================================================================================================

METAL & GLASS CONTAINERS- 0.10%
Jarden Corp., Sr. Sub. Notes, 9.75%, 05/01/12                        1,021,938                                          1,021,938
====================================================================================================================================

MOVIES & ENTERTAINMENT- 0.18%
AOL Time Warner Inc.,                                                                                                          --
Sr. Gtd. Unsub. Global Notes, 6.13%, 04/15/06                                                                607,388      607,388
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Notes, 6.88%, 05/01/12                                 416,497                                            416,497
-----------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Gtd. Notes, 6.75%, 04/15/11                                 411,902                                            411,902
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), Medium Term Notes, 5.25%, 11/10/03                                                    409,600      409,600
===================================================================================================================================
                                                                       828,399           --          --    1,016,988    1,845,387
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER- 0.65%
Aquila, Inc., Notes, 14.38%, 07/01/12                           (d)  1,228,150                                          1,228,150
-----------------------------------------------------------------------------------------------------------------------------------
Aquila, Inc., Sr. Unsec. Notes,
  8.70%, 02/01/11                                                      242,061                                            242,061
-----------------------------------------------------------------------------------------------------------------------------------
6.88%, 10/01/04                                                        414,197                                            414,197
-----------------------------------------------------------------------------------------------------------------------------------
Avista Corp., First Mortgage Bonds, 7.75%, 01/01/07                  3,130,815                                          3,130,815
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., Sr. Unsec. Notes, 7.13%, 08/01/09               1,821,020                                          1,821,020
===================================================================================================================================
                                                                     6,836,243           --          --           --    6,836,243
===================================================================================================================================

OFFICE SERVICES & SUPPLIES- 0.24%

Mail-Well Corp., Sr. Unsec. Gtd. Notes, 9.63%, 03/15/12              2,479,700                                          2,479,700
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING- 0.65%
  Transocean Inc. (Cayman Islands), Unsec. Notes, 6.95%,
  04/15/08                                                                  --    1,421,041     587,438    4,811,399    6,819,878
-----------------------------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES- 0.50%

National-Oilwell, Inc.-Series B, Sr. Unsec. Notes, 6.50%,
  03/15/11                                                                  --    1,055,390          --    4,221,560    5,276,950
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION- 4.98%

Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                                                   104,322     208,644    1,095,381    1,408,347
-----------------------------------------------------------------------------------------------------------------------------------
  7.30%, 08/15/31                                                                   263,980     422,368    1,055,920    1,742,268
-----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., Unsec. Putable Deb., 7.73%,
  09/15/26                                                                        1,438,932   1,199,110    1,438,932    4,076,974
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada), Sr. Unsec. Gtd.
  Yankee Notes, 7.40%, 12/01/31                                                     351,429     820,001    1,640,002    2,811,432
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada), Unsec. Yankee
  Notes, 6.70%, 07/15/11                                                    --      305,641          --           --      305,641
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee Notes, 7.90%,
  09/01/21                                                      (d)                 699,206     251,714    3,579,936    4,530,856
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 8.38%,
  11/01/08                                                                          326,275     252,600    1,315,625    1,894,500
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%, 04/15/32                                179,508     478,688      951,392    1,609,588
-----------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub. Global Deb.,
  7.88%, 09/30/31                                                                   593,625     356,175    2,558,524    3,508,324
-----------------------------------------------------------------------------------------------------------------------------------

                   PRINCIPAL AMOUNT
-----------------------------------------------------------------
INVESCO       AIM            AIM            AIM          AIM
SELECT       GLOBAL        STRATEGIC       INCOME       INCOME
INCOME       INCOME         INCOME          FUND         FUND
FUND          FUND           FUND                      PRO FORMA
                                                       COMBINING
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb., 5.25%,
$      --  $      --    $  1,000,000   $       --    $   1,000,000     02/15/10
------------------------------------------------------------------------------------------------------------------------------------
                             750,000                       750,000     Kestrel Solutions, Conv. Sub. Notes, 5.25%, 07/15/05 (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Louis Dreyfus Natural Gas Corp., Unsec. Notes, 6.88%,
             550,000         550,000    3,500,000        4,600,000     12/01/07
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Newfield Exploration Co., Sr. Unsec. Unsub. Notes, 7.63%,
           2,200,000       1,500,000    5,500,000        9,200,000     03/01/11
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Noble Energy, Inc.,
             700,000         710,000    3,000,000        4,410,000       Sr. Unsec. Deb., 7.25%, 08/01/97
------------------------------------------------------------------------------------------------------------------------------------
             500,000         800,000    2,800,000        4,100,000       Sr. Unsec. Notes, 8.00%, 04/01/27
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Pogo Producing Co.-Series B, Sr. Unsec. Sub. Notes, 10.38%,
             395,000                                       395,000     02/15/09
------------------------------------------------------------------------------------------------------------------------------------
1,665,000                                                1,665,000     Parker & Parsley Petroleum Co., Sr. Notes, 8.25%, 08/15/07
------------------------------------------------------------------------------------------------------------------------------------
                              70,000                        70,000     Swift Energy Co., Sr. Unsec. Sub. Notes, 9.38%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
1,800,000                                                1,800,000     Vintage Petroleum, Inc., Sr. Unsec. Notes, 8.25%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Union Pacific Resources Group Inc., Unsec. Notes, 6.75%,
                             300,000    1,050,000        1,350,000     05/15/08
====================================================================================================================================

                                                                       OIL & GAS REFINING, MARKETING & TRANSPORTATION- 1.27%
       --         --         390,000           --          390,000     Frontier Oil Corp., Sr. Unsec. Sub. Notes, 11.75%, 11/15/09
------------------------------------------------------------------------------------------------------------------------------------
1,000,000                                                1,000,000     Marathon Oil Corp., Unsec. Notes, 5.38%, 06/01/07
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Petroleos Mexicanos (Mexico),
             480,000         600,000    2,500,000        3,580,000       Sr. Unsec. Gtd. Yankee Bonds, 9.38%, 12/02/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Series P, Sr. Unsec. Putable Unsub. Yankee Bonds, 9.50%,
             900,000         500,000    3,100,000         4,500,000    03/15/06
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Plains All American Pipeline, Sr. Unsec. Gtd. Notes, 7.75%,
  300,000                                                   300,000    10/15/12
====================================================================================================================================
             400,000         275,000    1,560,000         2,235,000    Premco Refining Group Inc. (The), Sr. Notes, 9.25%,
                                                                       02/01/10  (d)
====================================================================================================================================

                                                                       PACKAGED FOODS & MEATS- 0.10%

             160,000         300,000      640,000         1,100,000    Dole Food Co., Inc., Sr. Unsec. Global Notes, 7.25%, 05/01/09
====================================================================================================================================

                                                                       PAPER PACKAGING- 0.40%
4,400,000         --              --           --         4,400,000    Chesapeake Corp., Deb., 7.20%, 03/15/05
====================================================================================================================================

                                                                       PAPER PRODUCTS- 0.23%
1,500,000                                                 1,500,000    Abitibi-Consolidated Inc., Unsec. Notes, 6.95%, 04/01/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Appleton Papers Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
  790,000                                                   790,000    12.50%, 12/15/08
====================================================================================================================================

====================================================================================================================================

                                                                       PHARMACEUTICALS- 0.47%
                                                                       aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global Notes, 11.00%,
       --         --         250,000           --           250,000    04/01/10
------------------------------------------------------------------------------------------------------------------------------------
  575,000                                                   575,000    AmerisourceBergen Corp., Sr. Gtd. Notes, 7.25%, 11/15/12 (d)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Biovail Corp. (Canada), Sr. Sub. Yankee Notes, 7.88%,
                             200,000                        200,000    04/01/10
------------------------------------------------------------------------------------------------------------------------------------
             275,000         400,000    2,200,000         2,875,000    Johnson & Johnson, Unsec. Deb., 8.72%, 11/01/24
------------------------------------------------------------------------------------------------------------------------------------
                             650,000                        650,000    Roche Holding A.G., Conv. Putable LYONS, 0.34%, 01/19/04 (d)
====================================================================================================================================

====================================================================================================================================

                                                                       PROPERTY & CASUALTY INSURANCE- 0.21%
             355,000                    1,680,000         2,035,000    Allstate Financial Global Funding, Notes, 6.50%,06/14/11 (d)
====================================================================================================================================

                                                                       PUBLISHING- 1.12%
  625,000                                                   625,000    Nebraska Book Co., Sr. Sub. Notes, 8.75%, 02/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                       News America Holdings
             600,000       1,500,000    5,000,000         7,100,000      Sr. Unsec. Gtd. Deb., 8.00%, 10/17/16
------------------------------------------------------------------------------------------------------------------------------------
             250,000         200,000    1,100,000         1,550,000    News America Inc., Putable Deb., 6.75%, 01/11/10
------------------------------------------------------------------------------------------------------------------------------------
             200,000         150,000    1,000,000         1,350,000    Tribune Co., Putable Notes, 6.61%, 09/15/04
====================================================================================================================================

====================================================================================================================================

                                                                       RAILROADS- 1.25%
                                                                       Burlington Northern Santa Fe Corp., Unsec. Notes, 6.13%,
1,205,000                                                 1,205,000    03/15/09
------------------------------------------------------------------------------------------------------------------------------------
             350,000         250,000    7,250,000         7,850,000    CSX Corp., Sr. Unsec. Putable Deb., 7.25%, 05/01/05
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Railamerica Transportation Corp, Sr. Unsec. Gtd. Sub. Notes,
             335,000         225,000    1,300,000         1,860,000    12.88%, 08/15/10
------------------------------------------------------------------------------------------------------------------------------------
1,205,000                                                 1,205,000    Union Pacific Corp., Unsec. Notes, 6.65%, 01/15/11
====================================================================================================================================

====================================================================================================================================

                                                                       REAL ESTATE - 1.75%
                                                                       EOP Operating L.P., Sr. Unsec. Notes,
       --         --              --    1,805,000         1,805,000      6.50%, 06/15/04
------------------------------------------------------------------------------------------------------------------------------------
             100,000                      600,000           700,000      7.25%, 02/15/18
------------------------------------------------------------------------------------------------------------------------------------
             150,000                      600,000           750,000      Unsec. Gtd. Notes, 6.75%, 02/15/12
------------------------------------------------------------------------------------------------------------------------------------
             200,000          150,000     800,000         1,150,000      Unsec. Notes, 6.50%, 01/15/04
------------------------------------------------------------------------------------------------------------------------------------
                                                                       HealthCare REIT, Inc.,
       --         --               --   3,500,000         3,500,000    Sr. Unsec. Notes, 7.50%, 02/15/12
------------------------------------------------------------------------------------------------------------------------------------
             300,000          500,000                       800,000    Sr. Unsec. Notes, 7.50%, 08/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Host Marriott LP
             225,000          270,000     920,000         1,415,000      Series E, Sr. Sec. Gtd. Notes, 8.38%, 02/15/06
------------------------------------------------------------------------------------------------------------------------------------
             375,000          450,000   1,500,000         2,325,000      Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07
------------------------------------------------------------------------------------------------------------------------------------
             190,000          210,000     755,000         1,155,000    iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08
------------------------------------------------------------------------------------------------------------------------------------
             250,000                    2,000,000         2,250,000    Spieker Properties, Inc., Unsec. Unsub. Deb., 7.35%, 12/01/17
------------------------------------------------------------------------------------------------------------------------------------
1,825,000                                                 1,825,000    Ventas Realty LP, Sr. Unsec. Gtd. Notes, 8.75%, 05/01/09
====================================================================================================================================

====================================================================================================================================

                                                                       SEMICONDUCTORS- 0.00%
                                                                       TranSwitch Corp., Conv. Unsec. Unsub. Notes, 4.50%,
       --         --           37,000          --            37,000    09/12/05
====================================================================================================================================

                                                                       SOFT DRINKS- 0.15%

1,570,000         --               --          --         1,570,000    Coca-Cola Enterprises, Unsec. Unsub. Notes, 4.38%, 09/15/09
====================================================================================================================================




                                                                                           MARKET VALUE
                                                                     ---------------------------------------------------------------
                                                                      INVESCO      AIM         AIM          AIM          AIM
                                                                      SELECT     GLOBAL      STRATEGIC     INCOME       INCOME
                                                                      INCOME     INCOME       INCOME        FUND         FUND
                                                                       FUND       FUND         FUND                    PRO FORMA
                                                                                                                        COMBINING
------------------------------------------------------------------------------------------------------------------------------------
   Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb., 5.25%,
   02/15/10                                                      $      --    $      --    $   1,075,000   $       --  $   1,075,000
------------------------------------------------------------------------------------------------------------------------------------
   Kestrel Solutions, Conv. Sub. Notes, 5.25%, 07/15/05 (b)                                       39,750                      39,750
------------------------------------------------------------------------------------------------------------------------------------
   Louis Dreyfus Natural Gas Corp., Unsec. Notes, 6.88%,
   12/01/07                                                                     616,292          616,292    3,921,855      5,154,439
------------------------------------------------------------------------------------------------------------------------------------
   Newfield Exploration Co., Sr. Unsec. Unsub. Notes, 7.63%,
   03/01/11                                                                   2,365,000        1,612,500    5,912,500      9,890,000
------------------------------------------------------------------------------------------------------------------------------------
   Noble Energy, Inc.,
     Sr. Unsec. Deb., 7.25%, 08/01/97                                           641,032          650,190    2,747,280      4,038,502
------------------------------------------------------------------------------------------------------------------------------------
     Sr. Unsec. Notes, 8.00%, 04/01/27                                          566,035          905,656    3,169,796      4,641,487
------------------------------------------------------------------------------------------------------------------------------------
   Pogo Producing Co.-Series B, Sr. Unsec. Sub. Notes, 10.38%,
   02/15/09                                                                     428,575                                      428,575
------------------------------------------------------------------------------------------------------------------------------------
   Parker & Parsley Petroleum Co., Sr. Notes, 8.25%, 08/15/07    1,799,549                                                 1,799,549
------------------------------------------------------------------------------------------------------------------------------------
   Swift Energy Co., Sr. Unsec. Sub. Notes, 9.38%, 05/01/12                                       69,650                      69,650
------------------------------------------------------------------------------------------------------------------------------------
   Vintage Petroleum, Inc., Sr. Unsec. Notes, 8.25%, 05/01/12    1,899,000                                                 1,899,000
------------------------------------------------------------------------------------------------------------------------------------
   Union Pacific Resources Group Inc., Unsec. Notes, 6.75%,
   05/15/08                                                                     341,592                     1,195,572      1,537,164
====================================================================================================================================
                                                                 3,698,549    9,221,444        8,958,338   30,582,715     52,461,046
====================================================================================================================================

   OIL & GAS REFINING, MARKETING & TRANSPORTATION- 1.27%
   Frontier Oil Corp., Sr. Unsec. Sub. Notes, 11.75%, 11/15/09          --           --          413,400           --        413,400
------------------------------------------------------------------------------------------------------------------------------------
   Marathon Oil Corp., Unsec. Notes, 5.38%, 06/01/07             1,049,568                                                 1,049,568
------------------------------------------------------------------------------------------------------------------------------------
   Petroleos Mexicanos (Mexico),
     Sr. Unsec. Gtd. Yankee Bonds, 9.38%, 12/02/08                              549,000          686,250    2,859,375      4,094,625
------------------------------------------------------------------------------------------------------------------------------------
     Series P, Sr. Unsec. Putable Unsub. Yankee Bonds, 9.50%,
   03/15/06                                                                   1,042,110          578,950    3,589,490      5,210,550
------------------------------------------------------------------------------------------------------------------------------------
   Plains All American Pipeline, Sr. Unsec. Gtd. Notes, 7.75%,
   10/15/12                                                        315,000                                                   315,000
------------------------------------------------------------------------------------------------------------------------------------
   Premco Refining Group Inc. (The), Sr. Notes, 9.25%,
    02/01/10(d)                                                                 403,000          277,063    1,571,700      2,251,763
====================================================================================================================================
                                                                 1,364,568    1,994,110        1,955,663    8,020,565     13,334,906
====================================================================================================================================

   PACKAGED FOODS & MEATS- 0.10%

   Dole Food Co., Inc., Sr. Unsec. Global Notes, 7.25%, 05/01/09                155,600          291,750      622,400      1,069,750
====================================================================================================================================

   PAPER PACKAGING- 0.40%
   Chesapeake Corp., Deb., 7.20%, 03/15/05                       4,185,500           --               --           --      4,185,500
====================================================================================================================================

   PAPER PRODUCTS- 0.23%
   Abitibi-Consolidated Inc., Unsec. Notes, 6.95%, 04/01/08      1,553,512                                                 1,553,512
------------------------------------------------------------------------------------------------------------------------------------
   Appleton Papers Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
   12.50%, 12/15/08                                                872,950                                                   872,950
====================================================================================================================================
                                                                 2,426,462           --               --           --      2,426,462
====================================================================================================================================

   PHARMACEUTICALS- 0.47%
   aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global Notes, 11.00%,
   04/01/10                                                             --           --          260,000           --        260,000
------------------------------------------------------------------------------------------------------------------------------------
   AmerisourceBergen Corp., Sr. Gtd. Notes, 7.25%, 11/15/12 (d)    589,375                                                   589,375
------------------------------------------------------------------------------------------------------------------------------------
   Biovail Corp. (Canada), Sr. Sub. Yankee Notes, 7.88%,
   04/01/10                                                        206,000                                                   206,000
------------------------------------------------------------------------------------------------------------------------------------
   Johnson & Johnson, Unsec. Deb., 8.72%, 11/01/24                              322,569          469,192    2,580,556      3,372,317
------------------------------------------------------------------------------------------------------------------------------------

   Roche Holding A.G., Conv. Putable LYONS, 0.34%, 01/19/04(d)                                   474,500                     474,500
====================================================================================================================================
                                                                   589,375      322,569        1,409,692    2,580,556      4,902,192
====================================================================================================================================

   PROPERTY & CASUALTY INSURANCE- 0.21%
   Allstate Financial Global Funding, Notes, 6.50%, 06/14/11(d)                 392,807                     1,858,920      2,251,727
------------------------------------------------------------------------------------------------------------------------------------

   PUBLISHING- 1.12%
   Nebraska Book Co., Sr. Sub. Notes, 8.75%, 02/15/08              623,438                                                   623,438
------------------------------------------------------------------------------------------------------------------------------------
   News America Holdings
     Sr. Unsec. Gtd. Deb., 8.00%, 10/17/16                                      684,384        1,710,960    5,703,200      8,098,544
------------------------------------------------------------------------------------------------------------------------------------
   News America Inc., Putable Deb., 6.75%, 01/11/10                             258,208          206,566    1,136,113      1,600,887
------------------------------------------------------------------------------------------------------------------------------------
   Tribune Co., Putable Notes, 6.61%, 09/15/04                                  213,920          160,440    1,069,600      1,443,960
====================================================================================================================================
                                                                   623,438    1,156,512        2,077,966    7,908,913     11,766,829
====================================================================================================================================

   RAILROADS- 1.25%
   Burlington Northern Santa Fe Corp., Unsec. Notes, 6.13%,
   03/15/09                                                      1,330,089                                                 1,330,089
------------------------------------------------------------------------------------------------------------------------------------
   CSX Corp., Sr. Unsec. Putable Deb., 7.25%, 05/01/05                          385,882          275,630    7,993,270      8,654,782
------------------------------------------------------------------------------------------------------------------------------------
   Railamerica Transportation Corp., Sr. Unsec. Gtd. Sub. Notes,
   12.88%, 08/15/10                                                             341,700          229,500    1,326,000      1,897,200
------------------------------------------------------------------------------------------------------------------------------------
   Union Pacific Corp., Unsec. Notes, 6.65%, 01/15/11            1,346,018                                                 1,346,018
====================================================================================================================================
                                                                 2,676,107      727,582          505,130    9,319,270     13,228,089
====================================================================================================================================

   REAL ESTATE - 1.75%
   EOP Operating L.P., Sr. Unsec. Notes,
     6.50%, 06/15/04                                                    --           --               --    1,880,442      1,880,442
------------------------------------------------------------------------------------------------------------------------------------
     7.25%, 02/15/18                                                            108,944                       653,664        762,608
------------------------------------------------------------------------------------------------------------------------------------
     Unsec. Gtd. Notes, 6.75%, 02/15/12                                         160,537                       642,150        802,687
------------------------------------------------------------------------------------------------------------------------------------
     Unsec. Notes, 6.50%, 01/15/04                                              206,804          155,103      827,216      1,189,123
------------------------------------------------------------------------------------------------------------------------------------
   HealthCare REIT, Inc.,
   Sr. Unsec. Notes, 7.50%, 02/15/12                                    --           --               --    3,649,800      3,649,800
------------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 7.50%, 08/15/07                                            312,840          521,400                     834,240
------------------------------------------------------------------------------------------------------------------------------------
   Host Marriott LP
     Series E, Sr. Sec. Gtd. Notes, 8.38%, 02/15/06                             221,625          265,950      906,200      1,393,775
------------------------------------------------------------------------------------------------------------------------------------
     Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07                        380,625          456,750    1,522,500      2,359,875
------------------------------------------------------------------------------------------------------------------------------------
   iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08                      200,450          221,550      796,525      1,218,525
------------------------------------------------------------------------------------------------------------------------------------

   Spieker Properties, Inc., Unsec. Unsub. Deb., 7.35%, 12/01/17                274,535                     2,196,280      2,470,815
------------------------------------------------------------------------------------------------------------------------------------
   Ventas Realty LP, Sr. Unsec. Gtd. Notes, 8.75%, 05/01/09      1,925,375                                                 1,925,375
====================================================================================================================================
                                                                 1,925,375    1,866,360        1,620,753   13,074,777     18,487,265
====================================================================================================================================

   SEMICONDUCTORS- 0.00%
   TranSwitch Corp., Conv. Unsec. Unsub. Notes, 4.50%,
   09/12/05                                                             --           --           21,553           --         21,553
====================================================================================================================================

   SOFT DRINKS- 0.15%

   Coca-Cola Enterprises, Unsec. Unsub. Notes, 4.38%, 09/15/09   1,595,434           --               --           --      1,595,434
====================================================================================================================================

                    PRINCIPAL AMOUNT
----------------------------------------------------------
                                                  AIM
  INVESCO     AIM          AIM                   INCOME
  SELECT     GLOBAL     STRATEGIC      AIM        FUND
  INCOME     INCOME       INCOME      INCOME    PRO FORMA
   FUND       FUND         FUND        FUND     COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
                                                            SOVEREIGN DEBT- 0.59%
                                                            Export Development Canada (Canada), Yankee Bonds, 4.00%,
$       --  $ 200,000   $ 185,000   $1,100,000  $1,485,000  08/01/07
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Region of Lombardy (Italy), Unsec. Global Bonds, 5.80%,
              400,000     270,000    1,000,000   1,670,000  10/25/32
-----------------------------------------------------------------------------------------------------------------------------------
                                                            United Mexican States (Mexico)-Series A, Medium Term Globa
                                                            Notes,
                          420,000                  420,000  9.88%, 02/01/10
-----------------------------------------------------------------------------------------------------------------------------------
              400,000     550,000    1,600,000   2,550,000  6.38%, 01/16/13
===================================================================================================================================

===================================================================================================================================

                                                            SPECIALTY CHEMICALS- 0.00%
                                                            OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%,
                           50,000                   50,000  12/15/11
===================================================================================================================================

                                                            SPECIALTY STORES- 0.31%
                                                            CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes, 12.00%,
              240,000     160,000      990,000   1,390,000  06/15/06
-----------------------------------------------------------------------------------------------------------------------------------
                                                            United Rentals North America Inc., Sr. Unsec. Gtd. Notes,
              310,000     225,000    1,240,000   1,775,000  10.75%, 04/15/08
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                            TELECOMMUNICATIONS EQUIPMENT- 0.12%
                                                            Comverse Technology, Inc., Sr. Unsec. Conv. Sub. Notes, 1.50%
                        1,500,000                           12/01/05                                                         (d)
===================================================================================================================================

                                                            WIRELESS TELECOMMUNICATION SERVICES- 1.09%
                                                            AT&T Wireless Services Inc.
 1,330,000                                       1,330,000  Sr. Unsec. Notes, 8.13%, 05/01/12
-----------------------------------------------------------------------------------------------------------------------------------
 1,500,000                                       1,500,000  Sr. Unsec. Unsub. Global Notes, 6.88%, 04/18/05
-----------------------------------------------------------------------------------------------------------------------------------
              385,000     500,000    1,500,000   2,385,000  Sr. Unsec. Unsub. Global Notes, 8.75%, 03/01/31
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Nextel Communications, Inc.,
                        1,000,000                1,000,000    Sr. Conv. Notes, 5.25%, 1/15/10
-----------------------------------------------------------------------------------------------------------------------------------
 1,205,000                                       1,205,000    Sr. Unsec. Notes, 9.38%, 11/15/09
-----------------------------------------------------------------------------------------------------------------------------------
                          600,000                  600,000    Sr. Unsec. Notes, 9.50%, 02/01/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                            SBA Communications Corp., Sr. Unsec. Global Notes, 10.25%,
                          440,000                  440,000  02/01/09
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VoiceStream Wireless Corp., Jr. Sr. Unsec. Notes, 10.38%,
 3,000,000                                       3,000,000  11/15/09
===================================================================================================================================

===================================================================================================================================
                                                            Total U.S. Dollar Denominated Bonds & Notes (Cost
                                                            $722,582,581)
===================================================================================================================================

                                                            NON-U.S. DOLLAR DENOMINATED BONDS &
                                                            NOTES (K)- 9.11%
                                                            CANADA- 1.30%
                                                            Bell Mobility Cellular Inc. (Wireless Telecommunication
        --    750,000          --    2,250,000   3,000,000  Services), Unsec. Deb., 6.55%, 06/02/08                          CAD
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Canadian Government (Sovereign Debt), Bonds,
              300,000                                         7.00%, 12/01/06                                                CAD
-----------------------------------------------------------------------------------------------------------------------------------
              900,000                                         7.25%, 06/01/07                                                CAD
-----------------------------------------------------------------------------------------------------------------------------------
            9,520,000                                         6.00%, 06/01/08                                                CAD
-----------------------------------------------------------------------------------------------------------------------------------
              300,000                                         5.75%, 06/01/29                                                CAD
-----------------------------------------------------------------------------------------------------------------------------------
              500,000                                         9.00%, 03/01/11                                                CAD
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Rogers Cablesystems Ltd. (Broadcasting & Cable TV), Sr. Sec.
              300,000               3,300,000   3,600,000   Second Priority Deb., 9.65%, 01/15/14                            CAD
-----------------------------------------------------------------------------------------------------------------------------------
                                                            CANADA-(CONTINUED)
                                                            Westcoast Energy Inc. (Gas Utilities)-Series V, Unsec. Deb.,
        --    500,000          --   1,000,000   1,500,000   6.45%, 12/18/06                                                  CAD
===================================================================================================================================

===================================================================================================================================

                                                            GERMANY- 4.36%
                                                            Bundesrepublik Deutschland (Sovereign Debt), Series 2002, Euro
                                                            Bonds,
            6,250,000   2,800,000    9,700,000  18,750,000    5.00%, 07/04/12                                                EUR
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Eurohypo AG (Banks)-Series 2212, Sec. Euro Bonds, 4.50%,
            2,000,000                8,000,000  10,000,000  01/21/13                                                         EUR
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Kreditanstalt fuer Wiederaufbau (Banks)
            1,400,000                3,600,000   5,000,000   Sr. Unsec. Gtd. Unsub. Global Notes, 3.50%, 11/15/05            EUR
-----------------------------------------------------------------------------------------------------------------------------------
            2,500,000   1,000,000    3,250,000   6,750,000   Sr. Unsec. Unsub. Global Notes, 5.25%, 07/04/12                 EUR
===================================================================================================================================

===================================================================================================================================

                                                            GREECE- 0.28%

        --  2,400,000          --           --   2,400,000  Hellenic Republic (Sovereign Debt), Bonds, 6.00%, 05/19/10       EUR
===================================================================================================================================

                                                            LUXEMBOURG- 0.68%
                                                            International Bank for Reconstruction & Development (Banks)
            7,100,000               10,000,000  17,100,000  Sr. Unsec. Global Notes, 5.61%, 08/20/07                         NZD(f)
===================================================================================================================================

                                                            NETHERLANDS- 0.31%
                                                            Olivetti International Finance N.V. (Integrated
                                                            Telecommunication Services)-Series E, Gtd. Medium Term Euro
              290,000                2,050,000   2,340,000  Notes, 6.58%, 07/30/09                                           EUR
===================================================================================================================================

                                                            VODAFONE FINANCE B.V. (WIRELESS TELECOMMUNICATIONS
              690,000                              690,000  Services), Unsec. Unsub. Gtd. Euro Bonds, 4.75%, 05/27/09        EUR
===================================================================================================================================

===================================================================================================================================

                                                            UNITED STATES- 0.41%
                                                            Federal National Mortgage Association (Sovereign Debt)-
            3,785,000                            3,785,000  Series E, Sr. Unsub. Medium Term Notes, 6.38%, 08/15/07          AUD
-----------------------------------------------------------------------------------------------------------------------------------
                                                            KFW International Finance (Sovereign Debt), Unsec. Gtd.
            3,100,000                            3,100,000  Unsub. Medium Term Euro Notes, 7.25%, 07/16/07                   AUD
===================================================================================================================================

===================================================================================================================================


                                                                                           MARKET VALUE
                                                                   ----------------------------------------------------------------
                                                                                                                            AIM
                                                                     INVESCO        AIM          AIM                       INCOME
                                                                     SELECT        GLOBAL     STRATEGIC        AIM          FUND
                                                                     INCOME        INCOME      INCOME         INCOME     PRO FORMA
                                                                      FUND          FUND        FUND           FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT- 0.59%
Export Development Canada (Canada), Yankee Bonds, 4.00%,
08/01/07                                                           $        --    $ 207,066   $ 191,536     $ 1,138,863  $1,537,465
-----------------------------------------------------------------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Global Bonds, 5.80%,
10/25/32                                                                            413,648     279,212       1,034,120   1,726,980
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium Term Globa
Notes,
9.88%, 02/01/10                                                                                 507,990                     507,990
-----------------------------------------------------------------------------------------------------------------------------------
6.38%, 01/16/13                                                                     391,000     537,625       1,564,000   2,492,625
===================================================================================================================================
                                                                                  1,011,714   1,516,363       3,736,983   6,265,060
===================================================================================================================================

SPECIALTY CHEMICALS- 0.00%
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%,
12/15/11                                                                                         33,750                      33,750
===================================================================================================================================

SPECIALTY STORES- 0.31%
CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes, 12.00%,
06/15/06                                                                            255,600     170,400       1,054,350   1,480,350
===================================================================================================================================
United Rentals North America Inc., Sr. Unsec. Gtd. Notes,
10.75%, 04/15/08                                                                    308,450     223,875       1,233,800   1,766,125
===================================================================================================================================
                                                                            --      564,050     394,275       2,288,150   3,246,475
===================================================================================================================================

TELECOMMUNICATIONS EQUIPMENT- 0.12%
Comverse Technology, Inc., Sr. Unsec. Conv. Sub. Notes,
1.50% 12/01/05                                                (d)                             1,306,875                   1,306,875
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES- 1.09%
AT&T Wireless Services Inc.
 Sr. Unsec. Notes, 8.13%, 05/01/12                                   1,383,200                                            1,383,200
-----------------------------------------------------------------------------------------------------------------------------------
 Sr. Unsec. Unsub. Global Notes, 6.88%, 04/18/05                     1,567,500                                            1,567,500
-----------------------------------------------------------------------------------------------------------------------------------
 Sr. Unsec. Unsub. Global Notes, 8.75%, 03/01/31                                    397,994     516,875       1,550,625   2,465,494
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.,
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Conv. Notes, 5.25%, 1/15/10                                                               786,250                     786,250
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.38%, 11/15/09                                  1,159,812                                            1,159,812
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11                                                             579,000                     579,000
-----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global Notes, 10.25%,
  02/01/09                                                                                      275,000                     275,000
-----------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., Jr. Sr. Unsec. Notes, 10.38%,
11/15/09                                                             3,262,500                                            3,262,500
===================================================================================================================================
                                                                     7,373,012      397,994   2,157,125       1,550,625  11,478,756
===================================================================================================================================

Total U.S. Dollar Denominated Bonds & Notes (Cost
$722,582,581)                                                      175,749,621   75,820,259  71,315,491     398,998,299  21,883,670
===================================================================================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
NOTES (K)- 9.11%
CANADA- 1.30%
Bell Mobility Cellular Inc. (Wireless Telecommunication
Services), Unsec. Deb., 6.55%, 06/02/08                       CAD           --      518,606          --       1,555,817   2,074,423
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Government (Sovereign Debt), Bonds,
  7.00%, 12/01/06                                             CAD                   217,634                                 217,634
-----------------------------------------------------------------------------------------------------------------------------------
  7.25%, 06/01/07                                             CAD                   662,816                                 662,816
-----------------------------------------------------------------------------------------------------------------------------------
  6.00%, 06/01/08                                             CAD                 6,723,449                               6,723,449
-----------------------------------------------------------------------------------------------------------------------------------
  5.75%, 06/01/29                                             CAD                   205,088                                 205,088
-----------------------------------------------------------------------------------------------------------------------------------
  9.00%, 03/01/11                                             CAD                   418,819                                 418,819
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting & Cable TV), Sr. Sec.
Second Priority Deb., 9.65%, 01/15/14                         CAD                   195,721                   2,152,929   2,348,650
-----------------------------------------------------------------------------------------------------------------------------------
CANADA-(CONTINUED)
Westcoast Energy Inc. (Gas Utilities)-Series V, Unsec. Deb.,
6.45%, 12/18/06                                               CAD                   344,741                     689,483   1,034,224
===================================================================================================================================
                                                                            --    9,286,874          --       4,398,229  13,685,103
===================================================================================================================================

GERMANY- 4.36%
Bundesrepublik Deutschland (Sovereign Debt), Series 2002, Euro
Bonds,
5.00%, 07/04/12                                               EUR                 7,221,920   3,235,420      11,208,420  21,665,760
-----------------------------------------------------------------------------------------------------------------------------------
Eurohypo AG (Banks)-Series 2212, Sec. Euro Bonds, 4.50%,
01/21/13                                                      EUR                 2,182,898                   8,731,591  10,914,489
-----------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks)
  Sr. Unsec. Gtd. Unsub. Global Notes, 3.50%, 11/15/05        EUR                 1,532,851                   3,941,618   5,474,469
-----------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 5.25%, 07/04/12             EUR                 2,920,249   1,168,099       3,796,323   7,884,671
===================================================================================================================================
                                                                            --   13,857,918   4,403,519      27,677,952  45,939,389
===================================================================================================================================

GREECE- 0.28%

Hellenic Republic (Sovereign Debt), Bonds, 6.00%, 05/19/10    EUR                 2,911,341                               2,911,341
===================================================================================================================================

LUXEMBOURG- 0.68%
International Bank for Reconstruction & Development (Banks)
Sr. Unsec. Global Notes, 5.61%, 08/20/07                      NZD(f)              2,979,677                   4,196,728   7,176,405
===================================================================================================================================

NETHERLANDS- 0.31%
Olivetti International Finance N.V. (Integrated
Telecommunication Services)-Series E, Gtd. Medium Term Euro
Notes, 6.58%, 07/30/09                                        EUR                   315,669                   2,231,450   2,547,119
===================================================================================================================================

Vodafone Finance B.V. (Wireless Telecommunications
Services), Unsec. Unsub. Gtd. Euro Bonds, 4.75%, 05/27/09     EUR                   762,054                                 762,054
===================================================================================================================================
                                                                            --    1,077,723          --       2,231,450   3,309,173
===================================================================================================================================

UNITED STATES- 0.41%
Federal National Mortgage Association (Sovereign Debt)-Series
E, Sr. Unsub. Medium Term Notes, 6.38%, 08/15/07              AUD                 2,347,376                               2,347,376
-----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance (Sovereign Debt), Unsec. Gtd.
Unsub. Medium Term Euro Notes, 7.25%, 07/16/07                AUD                 1,977,848                               1,977,848
===================================================================================================================================
                                                                            --    4,325,224      --                  --   4,325,224
===================================================================================================================================

                                     PRINCIPAL AMOUNT
----------------------------------------------------------------------------------
                                                                         AIM
          INVESCO        AIM               AIM                          INCOME
          SELECT        GLOBAL          STRATEGIC        AIM             FUND
          INCOME        INCOME           INCOME         INCOME         PRO FORMA
           FUND          FUND             FUND           FUND          COMBINING
----------------------------------------------------------------------------------
                                                                                   UNITED KINGDOM- 1.77%

                                                                                   British Sky Broadcasting Group PLC
                                                                                   (Broadcasting & Cable TV), Sr. Unsec. Gtd.
          --          450,000               --        1,750,000        2,200,000   Unsub. Euro Bonds, 7.75%, 07/09/09 GBP
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Sutton Bridge Financing Ltd. (Electric
                      424,301                         1,885,780        2,310,081   Utilities), Gtd. Euro Bonds, 8.63%, 06/30/22 GBP
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   United Kingdom (Treasury of) (Sovereign Debt),
                    2,600,000          650,000        2,475,000        5,725,000   Bonds, 7.25% 12/07/07 GBP
===================================================================================================================================

===================================================================================================================================

                                       SHARES
================================================================================
                                                                                   DOMESTIC STOCKS & OTHER EQUITY
                                                                                   INTERESTS- 0.93%

                                                                                   BROADCASTING & CABLE TV- 0.14%
      14,600                                                              14,600   CSC Holdings Inc.-Series H, Conv. Pfd
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Knology Inc.
                          700                             4,100            4,800   Wts., expiring 10/22/07 (c)(d)(l)
-----------------------------------------------------------------------------------------------------------------------------------
                       17,253                            63,537           80,790   Series D, Conv. Pfd. (d)(l)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   ONO Finance PLC (United Kingdom)-Wts.,
                                           300                               300   expiring 01/05/09
===================================================================================================================================

===================================================================================================================================

                                                                                   DIVERSIFIED COMMERCIAL SERVICES- 0.11%
                                                        105,409          105,409   Cendant Corp. (m)
===================================================================================================================================

                                                                                   ELECTRIC UTILITIES- 0.04%
                                        17,000                            17,000   CenterPoint Energy, Inc., Conv. ZEN
===================================================================================================================================

                                                                                   FERTILIZERS & AGRICULTURAL CHEMICALS- 0.01%
                                         4,334                             4,334   Monsanto Co.
===================================================================================================================================

                                                                                   HOME FURNISHINGS- 0.00%

                                                                                   O'Sullivan Industries, Inc.-Series B-Pfd
                                           960            2,885            3,845   Wts., expiring 11/15/09(d)(l)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   O'Sullivan Industries, Inc.-Wts., expiring
                                           960            2,885            3,845   11/15/09(d)(l)
===================================================================================================================================

===================================================================================================================================

                                                                                   INTEGRATED TELECOMMUNICATIONS SERVICES- 0.00%
       8,052                                                               8,052   McLeodUSA Inc.-Series A, Pfd
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   McLeodUSA Inc.-Series A, Wts., expiring
      17,844                                                              17,844   04/16/07(l)
-----------------------------------------------------------------------------------------------------------------------------------
       4,863                                                               4,863   XO Communications, Inc
-----------------------------------------------------------------------------------------------------------------------------------
   4,915,000                                                           4,915,000   XO Communications, Inc.-Right
===================================================================================================================================

===================================================================================================================================

                                                                                   MULTI-UTILITIES & UNREGULATED POWER- 0.05%
                                        28,300                            28,300   Mirant Trust I-Series A, Conv. Pfd
===================================================================================================================================

                                                                                   PHARMACEUTICALS- 0.10%
                                        25,407                            25,407   Pharmacia Corp.
===================================================================================================================================

                                                                                   RAILROADS- 0.00%
                          375              325            1,300            2,000   Railamerica Inc.-Wts., expiring 08/15/10(d)(l)
===================================================================================================================================

                                                                                   REAL ESTATE- 0.39%
                          750                             3,150            3,900   First Republic Capital Corp.-Series A, Pfd.(d)
===================================================================================================================================

                                                                                   SYSTEMS SOFTWARE- 0.09%
                                                         20,291           20,291   Microsoft Corp.
===================================================================================================================================

                                                                                   WIRELESS TELECOMMUNICATIONS SERVICES- 0.00%
                                           400                               400   IWO Holdings Inc.-Wts., expiring 01/15/11(d)(l)
-----------------------------------------------------------------------------------------------------------------------------------
       3,750              535              425            1,775            6,485   NTELOS Inc.-Wts., expiring 08/15/10(d)(l)
===================================================================================================================================
                                                                                   Total Domestic Stocks & Other Equity
                                                                                   Interests (Cost $14,716,042)
===================================================================================================================================


                                      PRINCIPAL
===================================================================================
                                                                                   U.S. GOVERNMENT AGENCY SECURITIES-
                                                                                   10.50%

                                                                                   FEDERAL HOME LOAN MORTGAGE CORP.
                                                                                   (FHLMC)- 3.94%
                                                                                   Pass Through Ctfs.,
 $         --     $    280,299     $         --     $         --     $    280,299  8.50%, 03/01/10
-----------------------------------------------------------------------------------------------------------------------------------
                        94,540           25,035          321,666          441,241  7.00%, 06/01/15 to 06/01/32
-----------------------------------------------------------------------------------------------------------------------------------
                       532,897        1,813,956        3,330,564        5,677,417  6.50%, 04/01/16 to 08/01/32
-----------------------------------------------------------------------------------------------------------------------------------
   15,839,167                                                          15,839,167  5.50%, 12/01/16
-----------------------------------------------------------------------------------------------------------------------------------
   13,054,776          386,894          778,087          949,125       15,168,882  6.00%, 02/01/17 to
-----------------------------------------------------------------------------------------------------------------------------------
                                                          77,674           77,674  7.50%, 06/01/30
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Pass Through Ctfs., TBA,
                       350,000          950,000        1,150,000        2,450,000  6.00%, 02/01/33 (n)
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================

===================================================================================================================================

                                                                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                                                                   (FNMA)- 4.11%
                                                                                   Pass Through Ctfs.,
           --          933,837        1,381,494        2,680,121        4,995,452  7.50%, 11/01/15 to 05/01/32
-----------------------------------------------------------------------------------------------------------------------------------
                       963,729        1,188,851        2,525,475        4,678,055  7.00%, 02/01/16 to 09/01/32
-----------------------------------------------------------------------------------------------------------------------------------
                     1,412,976        1,175,001        2,573,596        5,161,573  6.50%, 09/01/16 to 11/01/31
-----------------------------------------------------------------------------------------------------------------------------------
    9,256,885                                                           9,256,885  5.00%, 01/01/17
-----------------------------------------------------------------------------------------------------------------------------------
                                                         417,019          417,019  6.00%, 07/01/17
-----------------------------------------------------------------------------------------------------------------------------------
                                        400,229                           400,229  8.50%, 10/01/28
-----------------------------------------------------------------------------------------------------------------------------------
                       436,847          801,096        2,521,570        3,759,513  8.00%, 10/01/30 to 04/01/32
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                      MARKET VALUE
                                                        -------------------------------------------------------------------------
                                                                                                                      AIM
                                                            INVESCO         AIM           AIM                        INCOME
                                                            SELECT        GLOBAL        STRATEGIC       AIM           FUND
                                                            INCOME        INCOME         INCOME        INCOME       PRO FORMA
                                                             FUND          FUND           FUND          FUND        COMBINING
---------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM- 1.77%

British Sky Broadcasting Group PLC
(Broadcasting & Cable TV), Sr. Unsec. Gtd.
Unsub. Euro Bonds, 7.75%, 07/09/09 GBP                    $          --  $    765,356  $         --  $  2,976,385  $  3,741,741
---------------------------------------------------------------------------------------------------------------------------------

Sutton Bridge Financing Ltd. (Electric
Utilities), Gtd. Euro Bonds, 8.63%, 06/30/22 GBP                              770,230                   3,423,243     4,193,473
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom (Treasury of) (Sovereign Debt),
Bonds, 7.25% 12/07/07 GBP                                                   4,881,600     1,220,400     4,646,908    10,748,908
=================================================================================================================================
                                                                     --     6,417,186     1,220,400    11,046,536    18,684,122
=================================================================================================================================

Total Non-U.S. Dollar Denominated Bonds
& Notes (Cost $ 87,765,039)                                          --    40,855,943     5,623,919    49,550,895    96,030,757
=================================================================================================================================

DOMESTIC STOCKS & OTHER EQUITY
INTERESTS- 0.93%

BROADCASTING & CABLE TV- 0.14%
CSC Holdings Inc.-Series H, Conv. Pfd                      1,423,500.00            --            --            --  1,423,500.00
---------------------------------------------------------------------------------------------------------------------------------
Knology Inc.                                                                                                   --
Wts., expiring 10/22/07 (c)(d)(l)                                                  --                          --            --
---------------------------------------------------------------------------------------------------------------------------------
Series D, Conv. Pfd. (d)(l)                                                    12,940                      47,653        60,593
---------------------------------------------------------------------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-Wts.,
expiring 01/05/09                                                                                --                          --
=================================================================================================================================
                                                              1,423,500        12,940            --        47,653     1,484,093
=================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES- 0.11%
Cendant Corp. (m)                                                                                       1,167,931     1,167,931
=================================================================================================================================

ELECTRIC UTILITIES- 0.04%
CenterPoint Energy, Inc., Conv. ZEN                                                         376,720                     376,720
=================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS- 0.01%
Monsanto Co.                                                                                 76,495                      76,495
=================================================================================================================================

HOME FURNISHINGS- 0.00%

O'Sullivan Industries, Inc.-Series B-Pfd
Wts., expiring 11/15/09(d)(l)                                                                  9             29             38
---------------------------------------------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
11/15/09(d)(l)                                                                                 9             29             38
=================================================================================================================================
                                                                --             --             18             58             76
=================================================================================================================================

INTEGRATED TELECOMMUNICATIONS SERVICES- 0.00%
McLeodUSA Inc.-Series A, Pfd                                26,411                                                      26,411
---------------------------------------------------------------------------------------------------------------------------------
McLeodUSA Inc.-Series A, Wts., expiring
04/16/07(l)                                                  3,926                                                       3,926
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc                                      17,750                                                      17,750
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.-Right                                    5                                                           5
=================================================================================================================================
                                                            48,092             --             --             --         48,092
=================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER- 0.05%
Mirant Trust I-Series A, Conv. Pfd                                                       476,855                       476,855
=================================================================================================================================

PHARMACEUTICALS- 0.10%
Pharmacia Corp.                                                                        1,061,250                     1,061,250
=================================================================================================================================

RAILROADS- 0.00%
Railamerica Inc.-Wts., expiring 08/15/10(d)(l)                  --            469            406          1,625          2,500
=================================================================================================================================

REAL ESTATE- 0.39%
First Republic Capital Corp.-Series A, Pfd.(d)                            787,500                     3,307,500      4,095,000
=================================================================================================================================

SYSTEMS SOFTWARE- 0.09%
Microsoft Corp.                                                                                         963,011        963,011
=================================================================================================================================

WIRELESS TELECOMMUNICATIONS SERVICES- 0.00%
IWO Holdings Inc.-Wts., expiring 01/15/11(d)(l)                                              100                           100
---------------------------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10(d)(l)                    3,750              5              4             18          3,777
=================================================================================================================================
                                                             3,750              5            104             18          3,877
=================================================================================================================================
Total Domestic Stocks & Other Equity
Interests (Cost $14,716,042)                             1,475,342        800,914      1,991,848      5,487,796      9,755,900
=================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-
10.50%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)- 3.94%
Pass Through Ctfs.,
8.50%, 03/01/10                                                 --        302,794             --             --        302,794
---------------------------------------------------------------------------------------------------------------------------------
7.00%, 06/01/15 to 06/01/32                                               100,357         26,392        340,945        467,694
---------------------------------------------------------------------------------------------------------------------------------
6.50%, 04/01/16 to 08/01/32                                               556,474      1,901,368      3,475,938      5,933,780
---------------------------------------------------------------------------------------------------------------------------------
5.50%, 12/01/16                                         16,401,085                                                  16,401,085
---------------------------------------------------------------------------------------------------------------------------------
6.00%, 02/01/17 to                                      13,640,644        404,378        813,249        992,016     15,850,287
---------------------------------------------------------------------------------------------------------------------------------
7.50%, 06/01/30                                             82,868                                                      82,868
---------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
6.00%, 02/01/33 (n)                                                       362,295        983,372      1,190,398      2,536,065

=================================================================================================================================
                                                        30,041,729      1,726,298      3,724,381      6,082,165     41,574,573
=================================================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)- 4.11%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32                                     --        994,524      1,471,463      2,854,103      5,320,090
---------------------------------------------------------------------------------------------------------------------------------
7.00%, 02/01/16 to 09/01/32                                             1,017,800      1,254,783      2,665,100      4,937,683
---------------------------------------------------------------------------------------------------------------------------------
6.50%, 09/01/16 to 11/01/31                                             1,477,122      1,226,837      2,697,056      5,401,015
---------------------------------------------------------------------------------------------------------------------------------
5.00%, 01/01/17                                          9,464,596                                                   9,464,596
---------------------------------------------------------------------------------------------------------------------------------
6.00%, 07/01/17                                                                                         436,460        436,460
---------------------------------------------------------------------------------------------------------------------------------
8.50%, 10/01/28                                                                                         436,886        436,886
---------------------------------------------------------------------------------------------------------------------------------
8.00%, 10/01/30 to 04/01/32                                               471,764        865,128      2,723,258      4,060,150
---------------------------------------------------------------------------------------------------------------------------------

                     PRINCIPAL AMOUNT
------------------------------------------------------------
 INVESCO       AIM          AIM          AIM          AIM
 SELECT       GLOBAL     STRATEGIC     INCOME       INCOME
 INCOME       INCOME      INCOME        FUND         FUND
  FUND         FUND        FUND                    PRO FORMA
                                                   COMBINING
------------------------------------------------------------------------------------------------
                                                              Pass Through Ctfs., TBA,
$       --  $  230,000  $  154,000  $ 1,693,000  $ 2,077,000   6.00%, 02/01/33(n)
------------------------------------------------------------------------------------------------
                                                              Unsec. Notes,
                                      2,500,000    2,500,000   6.20%, 06/13/17
------------------------------------------------------------------------------------------------
                                                              Unsec. Sub. Notes,
        --          --          --    1,500,000    1,500,000   4.75%, 01/02/07
------------------------------------------------------------------------------------------------
                                      3,625,000    3,625,000   6.25%, 02/01/11
------------------------------------------------------------------------------------------------
               200,000     100,000    2,500,000    2,800,000   5.25%, 08/01/12
================================================================================================

================================================================================================

                                                              GOVERNMENT NATIONAL
                                                              MORTGAGE ASSOCIATION
                                                              (GNMA)- 2.44%
                                                              Pass Through Ctfs.,
19,774,811          --          --           --   19,774,811  5.00%, 11/15/17
------------------------------------------------------------------------------------------------
               126,233     294,732    1,053,151    1,474,116  7.50%, 06/15/23 to 01/15/32
------------------------------------------------------------------------------------------------
                                        435,664      435,664  8.50%, 11/15/24
------------------------------------------------------------------------------------------------
               364,050                               364,050  8.00%, 09/20/26
------------------------------------------------------------------------------------------------
                96,822     438,378    1,202,396    1,737,596  6.50%, 03/15/31 to 07/15/32
------------------------------------------------------------------------------------------------
                                        369,415      369,415  7.00%, 04/15/31 to 08/15/31
------------------------------------------------------------------------------------------------
                40,726      96,351      552,811      689,888  6.00%, 12/15/31 to 11/15/32
================================================================================================

================================================================================================

                                                              Total U.S. Government
                                                               Agency Securities
                                                               (Cost $110,200,311)
================================================================================================

                                                              U.S. TREASURY SECURITIES- 5.33%
                                                              U.S. TREASURY NOTES- 4.53%
             2,475,000                2,145,000    4,620,000  3.25%, 12/31/03 to 08/15/07
------------------------------------------------------------------------------------------------
                                      4,150,000    4,150,000  2.88%, 06/30/04
------------------------------------------------------------------------------------------------
               705,000                1,425,000    2,130,000  4.63%, 05/15/06
------------------------------------------------------------------------------------------------
                                        300,000      300,000  3.50%, 11/15/06
------------------------------------------------------------------------------------------------
                                        750,000      750,000  6.13%, 08/15/07
------------------------------------------------------------------------------------------------
                         1,000,000                 1,000,000  4.75%, 11/15/08
------------------------------------------------------------------------------------------------

                                                              U.S. TREASURY NOTES- (CONTINUED)
 5,000,000          --          --           --    5,000,000   5.75%, 08/15/10
------------------------------------------------------------------------------------------------
28,500,000                                        28,500,000  4.00%, 11/15/12
------------------------------------------------------------------------------------------------
================================================================================================

================================================================================================

                                                              U.S. TREASURY BONDS- 0.80%
        --     200,000     500,000    2,900,000    3,600,000  7.25%, 05/15/16
------------------------------------------------------------------------------------------------
                                      1,750,000    1,750,000  7.50%, 11/15/16
------------------------------------------------------------------------------------------------
                                      1,400,000    1,400,000  6.25%, 08/15/23
================================================================================================

                                                              Total U.S. Treasury
                                                               Securities
                                                               (Cost $55,411,421)
================================================================================================

                                                              ASSET-BACKED SECURITIES-
                                                               3.02%
                                                              AIRLINES- 1.49%
               438,618                2,924,118    3,362,736  Air 2 US-Series C, Equipment(d)
                                                              Trust Ctfs., 10.13%, 10/01/20
------------------------------------------------------------------------------------------------
                                                              Continental Airlines, Inc.
                                                              Series 2000-1, Class A-1, Sr.
                                                              Pass Through Ctfs., 8.05%,
               276,567     276,567    1,613,306    2,166,440  11/01/20
------------------------------------------------------------------------------------------------
                                                              Series 2000-2, Class A-1, Sr.
                                                              Sec. Pass Through Ctfs.,
               299,314     437,459    1,257,120    1,993,893  7.71%, 04/02/21
------------------------------------------------------------------------------------------------
               509,316     424,430    2,886,122    3,819,868  Series 974A, Pass Through
                                                              Ctfs., 6.90%, 01/02/18
                                                              Delta Air Lines, Inc.-Series
                                                              2002-1, Class C, Pass Thru Ctfs,
   967,998                                           967,998  7.78%, 07/02/13
------------------------------------------------------------------------------------------------
                                                              Delta Air Lines, Inc.-Series
                                                              93A2, Equipment Trust Ctfs.,
                                      5,000,000    5,000,000  10.50%, 04/30/16
------------------------------------------------------------------------------------------------
                                                              United Air Lines, Inc.-Series
                                                              2000-1, Class A-2, Pass Through
               800,000                4,100,000    4,900,000  Ctfs., 7.73%, 07/01/10
================================================================================================

================================================================================================

                                                              DIVERSIFIED FINANCIAL SERVICES-
                                                              1.31%
                                                              Citicorp Lease
                                                              Series 1999-1, Class A-1, Pass
                                                              Through Ctfs., 7.22%,
        --     147,502     295,004    2,470,661    2,913,167  06/15/05(d)
------------------------------------------------------------------------------------------------
             1,100,000     500,000    3,600,000    5,200,000  Series 1999-1, Class A-2, Passd)
                                                              Through Ctfs., 8.04%, 12/15/19
------------------------------------------------------------------------------------------------
                                                              National Rural Utilities
                                                              Cooperative Finance Corp., Sr.
                                                              Sec.
                                      1,800,000    1,800,000  Global Notes, 6.00%, 05/15/06
------------------------------------------------------------------------------------------------
                                                              Premium Asset Trust-Series
                                                              2001-6, Sec. Notes, 5.25%,
               500,000                2,100,000    2,600,000  7/19/04(d)
================================================================================================

================================================================================================
                                                              ELECTRIC UTILITIES- 0.22%

                                                              Beaver Valley II Funding Corp.,
                                                              Sec. Lease Obligation Bonds,
               200,000     400,000    1,500,000    2,100,000  9.00%, 06/01/17
------------------------------------------------------------------------------------------------

                                                              Total Asset-Backed Securities
                                                              (Cost $36,543,739)
------------------------------------------------------------------------------------------------

                                                              COMMERCIAL PAPER- 1.33% New
                                                              Center Asset Trust Series
                                                              I, 1.31%, 02/03/03 (Cost
14,000,000                                                    $14,000,000)
------------------------------------------------------------------------------------------------

                                                              REPURCHASE AGREEMENTS- 0.05%(o)
                                                              State Street Bank & Trust
   489,000                                           489,000  1.80%, 02/03/03(Cost $489.000)(p)
------------------------------------------------------------------------------------------------
                                                              MONEY MARKET FUNDS- 1.36%
        --   3,063,282   1,711,600    2,405,660    7,180,542  STIC Liquid Assets Portfolio(q)
------------------------------------------------------------------------------------------------
             3,063,282   1,711,600    2,405,330    7,180,212  STIC Prime Portfolio(q)
------------------------------------------------------------------------------------------------
                                                              Total Money Market Funds(Cost
                                                              $14,361,084)
------------------------------------------------------------------------------------------------
                                                              TOTAL INVESTMENTS - (COST
                                                              $1,056,069,217) - 100.10%
================================================================================================
                                                              OTHER ASSETS LESS LIABILITIES--
                                                              0.10%
================================================================================================
                                                              NET ASSETS- 100.00%
================================================================================================


                                            MARKET VALUE
                                  -----------------------------------------------------------------------------------
                                    INVESCO             AIM                AIM             AIM              AIM
                                     SELECT            GLOBAL           STRATEGIC        INCOME            INCOME
                                     INCOME            INCOME            INCOME           FUND              FUND
                                      FUND              FUND              FUND                            PRO FORMA
                                                                                                          COMBINING
---------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 6.00%, 02/01/33(n)                $         --  $    238,103        $    159,425   $   1,752,644   $      2,150,172
---------------------------------------------------------------------------------------------------------------------
Unsec. Notes,
 6.20%, 06/13/17                                                                        2,660,625          2,660,625
---------------------------------------------------------------------------------------------------------------------
Unsec. Sub. Notes,
 4.75%, 01/02/07                             --            --                  --       1,580,670          1,580,670
---------------------------------------------------------------------------------------------------------------------
 6.25%, 02/01/11                                                                        4,011,135          4,011,135
---------------------------------------------------------------------------------------------------------------------
 5.25%, 08/01/12                                      206,466             103,233       2,580,825          2,890,524
=====================================================================================================================
                                      9,464,596     4,405,779           5,517,755      23,961,876         43,350,006
=====================================================================================================================

GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION
(GNMA)- 2.44%
Pass Through Ctfs.,
5.00%, 11/15/17                      20,352,195            --                  --              --         20,352,195
---------------------------------------------------------------------------------------------------------------------
7.50%, 06/15/23 to 01/15/32                           136,187             317,973       1,134,675          1,588,835
---------------------------------------------------------------------------------------------------------------------
8.50%, 11/15/24                                                                           479,121            479,121
---------------------------------------------------------------------------------------------------------------------
8.00%, 09/20/26                                       396,403                                                396,403
---------------------------------------------------------------------------------------------------------------------
6.50%, 03/15/31 to 07/15/32                           101,747             460,678       1,263,561          1,825,986
---------------------------------------------------------------------------------------------------------------------
7.00%, 04/15/31 to 08/15/31                                                               392,415            392,415
---------------------------------------------------------------------------------------------------------------------
6.00%, 12/15/31 to 11/15/32                            42,437             100,399         576,048            718,884
=====================================================================================================================
                                     20,352,195       676,774             879,050       3,845,820         25,753,839
=====================================================================================================================

Total U.S. Government
 Agency Securities
 (Cost $110,200,311)                 59,858,520     6,808,851          10,121,186      33,889,861        110,678,418
=====================================================================================================================

U.S. TREASURY SECURITIES- 5.33%
U.S. TREASURY NOTES- 4.53%
3.25%, 12/31/03 to 08/15/07                         2,516,746                           2,182,826          4,699,572
---------------------------------------------------------------------------------------------------------------------
2.88%, 06/30/04                                                                         4,232,336          4,232,336
---------------------------------------------------------------------------------------------------------------------
4.63%, 05/15/06                                       755,118                           1,526,303          2,281,421
---------------------------------------------------------------------------------------------------------------------
3.50%, 11/15/06                                                                           309,798            309,798
---------------------------------------------------------------------------------------------------------------------
6.13%, 08/15/07                                                                           853,710            853,710
---------------------------------------------------------------------------------------------------------------------
4.75%, 11/15/08                                                         1,078,280                          1,078,280
---------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES- (CONTINUED)
 5.75%, 08/15/10                      5,681,445            --                  --              --          5,681,445
---------------------------------------------------------------------------------------------------------------------
4.00%, 11/15/12                      28,548,992                                                           28,548,992
---------------------------------------------------------------------------------------------------------------------
=====================================================================================================================
                                     34,230,437     3,271,864           1,078,280       9,104,973         47,685,554
=====================================================================================================================

U.S. TREASURY BONDS- 0.80%
 7.25%, 05/15/16                             --       253,750             634,375       3,679,375          4,567,500
---------------------------------------------------------------------------------------------------------------------
7.50%, 11/15/16                                                                         2,268,157          2,268,157
---------------------------------------------------------------------------------------------------------------------
6.25%, 08/15/23                              --       253,750                           1,629,908          1,629,908
---------------------------------------------------------------------------------------------------------------------
                                             --       253,750             634,375       7,577,440          8,465,565
---------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury
 Securities                          34,230,437     3,525,614           1,712,655      16,682,413         56,151,119
 (Cost $55,411,421)
====================================================================================================================

ASSET-BACKED SECURITIES-
 3.02%
AIRLINES- 1.49%
Air 2 US-Series C, Equipment(d)                        67,986                             453,238            521,224
---------------------------------------------------------------------------------------------------------------------
Trust Ctfs., 10.13%, 10/01/20
Continental Airlines, Inc.
Series 2000-1, Class A-1, Sr.
Pass Through Ctfs., 8.05%,
11/01/20                                              244,070             244,070       1,423,742          1,911,882
---------------------------------------------------------------------------------------------------------------------
Series 2000-2, Class A-1, Sr.
Sec. Pass Through Ctfs.,
7.71%, 04/02/21                                       268,635             392,620       1,128,266          1,789,521
---------------------------------------------------------------------------------------------------------------------
Series 974A, Pass Through                             453,739             378,116       2,571,188          3,403,043
---------------------------------------------------------------------------------------------------------------------
Ctfs., 6.90%, 01/02/18
Delta Air Lines, Inc.-Series
2002-1, Class C, Pass Thru Ctfs,
7.78%, 07/02/13                         792,008                                                              792,008
---------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.-Series
93A2, Equipment Trust Ctfs.,
10.50%, 04/30/16                                                                        3,268,750          3,268,750
---------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc.-Series
2000-1, Class A-2, Pass Through
Ctfs., 7.73%, 07/01/10                                650,000                           3,331,250          3,981,250
=====================================================================================================================
                                        792,008     1,684,430           1,014,806      12,176,434         15,667,678
=====================================================================================================================

DIVERSIFIED FINANCIAL SERVICES-
1.31%
Citicorp Lease
Series 1999-1, Class A-1, Pass
Through Ctfs., 7.22%,
06/15/05(d)                                  --       161,420             322,841       2,703,792          3,188,053
---------------------------------------------------------------------------------------------------------------------
Series 1999-1, Class A-2, Passd)                    1,271,446             577,930       4,161,096          6,010,472
Through Ctfs., 8.04%, 12/15/19
---------------------------------------------------------------------------------------------------------------------
National Rural Utilities
Cooperative Finance Corp., Sr.
Sec.
Global Notes, 6.00%, 05/15/06                                                           1,950,084          1,950,084
---------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series
2001-6, Sec. Notes, 5.25%,
7/19/04(d)                                            520,266                           2,185,115          2,705,381
=====================================================================================================================
                                             --     1,953,132             900,771      11,000,087         13,853,990
=====================================================================================================================
ELECTRIC UTILITIES- 0.22%

Beaver Valley II Funding Corp.,
Sec. Lease Obligation Bonds,
9.00%, 06/01/17                                       220,078             440,156       1,650,585          2,310,819
---------------------------------------------------------------------------------------------------------------------

Total Asset-Backed Securities           792,008     3,857,640           2,355,733      24,827,106         31,832,487
(Cost $36,543,739)
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER- 1.33% New
Center Asset Trust Series
I, 1.31%, 02/03/03 (Cost
$14,000,000)                         14,000,000            --                  --              --         14,000,000
---------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS- 0.05%(o)
State Street Bank & Trust
1.80%, 02/03/03(Cost $489.000)(p)       489,000            --                  --              --            489,000
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS- 1.36%
STIC Liquid Assets Portfolio(q)              --     3,063,282           1,711,600       2,405,660          7,180,542
---------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio(q)                      --     3,063,282           1,711,600       2,405,660          7,180,542
---------------------------------------------------------------------------------------------------------------------
Total Money Market Funds(Cost                --     6,126,564           3,423,200       4,811,320         14,361,084
$14,361,084)
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - (COST           286,594,928   137,795,785          96,544,032     534,247,690      1,055,182,435
$1,056,069,217) - 100.10%
=====================================================================================================================
OTHER ASSETS LESS LIABILITIES--        (654,405)      412,170            (749,839)       (111,949)        (1,104,023)
0.10%
=====================================================================================================================
NET ASSETS- 100.00%                $285,940,523  $138,207,955        $ 95,794,193   $ 534,135,741   $  1,054,078,412
=====================================================================================================================

Investment Abbreviations:

       ADR           American Depositary Receipt

       AUD           Australian Dollar

       CAD           Canadian Dollar

       Conv.         Convertible

       Ctfs.         Certificates

       Deb.          Debentures

       Disc.         Discounted

       EUR           Euro

       GBP           British Pound Sterling

       Gtd.          Guaranteed

       Jr.           Junior

       LYONS         Liquid Yield Option Notes

       NZD           New Zealand Dollar

       Pfd.          Preferred

       PHONES        Participation Hybrid Option Notes

       RAPS          Redeemable and Putable Securities

       REIT          Real Estate Investment Trust

       Sec.          Secured

       Sr.           Senior

       Sub.          Subordinated

       TBA           To Be Announced

       Unsec.        Unsecured

       Unsub.        Unsubordinated

       Wts.          Warrants

       ZENS          Zero Exchange Sub. Notes

Notes to Pro Forma Combining Schedule of Investments:

    (a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

    (b) Defaulted security. Currently, the issuer is in default with respect to interest payments.

    (c) Security fair valued in accordance with the procedures established by the AIM Global Income Fund Board of Trustees, AIM Select Income Fund Board of Trustees, and the AIM Income Fund Board of Trustees.

    (d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of these securities for INVESCO Select Income Fund at January 31, 2003 was $7,638,387, which represented 2.67% of INVESCO Select Income Fund's net assets. The market value of these securities for AIM Global Income Fund at January 31, 2003 was $8,533,480, which represented 6.17% of AIM Global Income Fund's net assets. The market value of these securities for AIM Strategic Income Fund at January 31, 2003 was $5,604,809, which represented 5.85% of AIM Strategic Income Fund's net assets. The aggregate market value of all unregistered securities at 01/31/03 was $65,539,999, which represented 6.22% of the pro forma combining net assets of AIM Income Fund.

    (e) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 01/31/03.

    (f) Interest rates are redetermined quarterly. Rates shown are rates in effect on 01/31/03.

    (g) Interest rates are redetermined monthly. Rates shown are rates in effect on 01/31/03.

    (h) Zero coupon bond issued at discount. The interest rate shown represents the yield to maturity at issue.

    (i) Principal and interest payments are secured by bond insurance provided by one of the following: Ambac Assurance Corp., Financial Guaranty Insurance, Financial Security Assurance, or MBIA Insurance Co.

    (j) Discounted bond at issue. The interest rate the coupon rate at which the bond will accrue at a specified future date.

    (k) Foreign denominated security. Par value is denominated in currency indicated.

    (l) Non income producing security acquired as part of a unit with or in exchange for other securities.

    (m)  Non-income producing security.

    (n) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions.

    (o) Repurchase agreements held by the INVESCO Select Income Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the INVESCO Select Income Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the INVESCO Select Income Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    (p) Repurchase agreement entered into 01/31/03 with a maturing value of $489,050 and collateralized by U.S. Government obligations.

    (q) STIC Liquid Assets Portfolio and STIC Prime Portfolio are affiliated with AIM Global Income Fund, AIM Strategic Income Fund, and AIM Income Fund by having the same investment advisor.

    * As of 1/31/03, all of the securities held by the AIM Global Income Fund, AIM Strategic Income Fund and INVESCO Select Income Fund would comply with the compliance guidelines and/or investment restrictions of the AIM Income Fund.

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
             OF INVESCO SELECT INCOME FUND, AIM GLOBAL INCOME FUND,
                 AIM STRATEGIC INCOME FUND INTO AIM INCOME FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)


                                                             INVESCO               AIM                  AIM
                                                             SELECT               GLOBAL             STRATEGIC
                                                             INCOME               INCOME               INCOME
                                                              FUND                 FUND                 FUND
                                                         --------------------------------------------------------
ASSETS:
Investments, at market value                             $  286,105,928       $  137,795,783       $   96,544,034
(cost $293,263,431 - INVESCO Select
  Income Fund)
(cost $132,620,663 - AIM Global
  Income Fund)
(cost $100,150,634 - AIM Strategic
  Income Fund)
(cost $529,420,684 - AIM Income Fund)
(cost $1,055,101,216 - Pro Forma
  Combining)
-----------------------------------------------------------------------------------------------------------------
Foreign currencies, at value                                       --                168,080              132,063
(cost $0 - INVESCO Select Income
  Fund)
(cost $160,690 - AIM Global
  Income Fund)
(cost $125,331 - AIM Strategic
  Income Fund)
(cost $156,081 - AIM Income Fund)
(cost $442,102 - Pro Forma
  Combining)
-----------------------------------------------------------------------------------------------------------------
Repurchase agreements                                           489,000                 --                   --
-----------------------------------------------------------------------------------------------------------------
Receivables for:
   Investments sold                                                --                355,300               94,458
-----------------------------------------------------------------------------------------------------------------
   Fund shares sold                                           1,199,203              421,377              245,078
-----------------------------------------------------------------------------------------------------------------
   Dividends and interest                                     3,900,871            2,379,453            1,704,637
-----------------------------------------------------------------------------------------------------------------
   Amount due from advisor                                      227,250              227,250
-----------------------------------------------------------------------------------------------------------------
   Investment for deferred
    compensation                                                 11,985               40,067                5,215
-----------------------------------------------------------------------------------------------------------------
Other assets                                                     88,826                  874                 (429)
=================================================================================================================
          Total assets                                      291,795,813          141,160,934           98,725,056
=================================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                           --              1,911,190            2,669,495
-----------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                                     5,589,174              202,698              120,701
-----------------------------------------------------------------------------------------------------------------
   Custodian                                                      5,594                 --                   --
-----------------------------------------------------------------------------------------------------------------
   Distributions to shareholders                                 98,115                 --                   --
-----------------------------------------------------------------------------------------------------------------
   Dividends                                                       --                554,411                 (334)
-----------------------------------------------------------------------------------------------------------------
   Deferred compensation plan                                    11,985               40,067                5,215
-----------------------------------------------------------------------------------------------------------------
Accrued distribution fees                                        65,203                 --                   --
-----------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                        --                   --                   --
-----------------------------------------------------------------------------------------------------------------
Accrued director's/trustees' fees                                 1,603                 --                   --
-----------------------------------------------------------------------------------------------------------------
Accrued merger expenses                                            --                   --                   --
-----------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                       83,616              244,613              135,786
=================================================================================================================
          Total liabilities                                   5,855,290            2,952,979            2,930,863
=================================================================================================================
Net assets applicable to
 shares outstanding                                      $  285,940,523       $  138,207,955       $   95,794,193
=================================================================================================================

NET ASSETS:
Class A                                                  $    2,664,505       $  107,236,715       $   71,329,162
=================================================================================================================
Class B                                                  $      316,366       $   27,540,142       $   21,837,686
=================================================================================================================
Class C                                                  $    2,135,467       $    3,431,098       $    2,627,345
=================================================================================================================
Class K                                                  $    4,635,813       $         --         $         --
=================================================================================================================
Class R                                                  $         --         $         --         $         --
=================================================================================================================
Investor Class                                           $  276,188,372       $         --         $         --
=================================================================================================================

CAPITAL STOCK OUTSTANDING, $0.01 PAR
 VALUE PER SHARE (INVESCO SELECT
 INCOME FUND):
CAPITAL STOCK OUTSTANDING, $0.001 PAR
 VALUE PER SHARE (AIM GLOBAL INCOME
 FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE
 PER SHARE (AIM STRATEGIC INCOME
 FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE
 PER SHARE (AIM INCOME FUND):

Class A                                                         509,899           12,475,495            9,230,566
=================================================================================================================
Class B                                                          60,625            3,204,065            2,817,771
=================================================================================================================
Class C                                                         409,035              399,403              339,363
=================================================================================================================
Class K                                                         888,474                 --                   --
=================================================================================================================
Class R                                                            --                   --                   --
=================================================================================================================
Investor Class                                               52,904,252                 --                   --
=================================================================================================================

Class A:
   Net asset value per share                             $         5.23       $         8.60       $         7.73
-----------------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $5.23 / 95.25% - INVESCO
        Select Income Fund)                              $         5.49
      (Net asset value of $8.60 / 95.25% - AIM
        Global Income Fund)                                                   $         9.02
      (Net asset value of $7.73 / 95.25% - AIM
        Strategic Income Fund)                                                                     $         8.11
      (Net asset value of $6.44 / 95.25% - AIM
        Income Fund)
=================================================================================================================
Class B:
   Net asset value and offering price per share          $         5.22       $         8.60       $         7.75
=================================================================================================================
Class C:
   Net asset value and offering price per share          $         5.22       $         8.59       $         7.74
=================================================================================================================
Class K:
   Net asset value and offering price per share          $         5.22                  N/A                  N/A
=================================================================================================================
Class R:
   Net asset value and offering price per share                     N/A                  N/A                  N/A
=================================================================================================================
Investor Class:
   Net asset value and offering price per share          $         5.22                  N/A                  N/A
=================================================================================================================






                                                                                                        AIM
                                                              AIM                                   INCOME FUND
                                                             INCOME                                  PRO FORMA
                                                              FUND             ADJUSTMENTS           COMBINING
                                                         --------------------------------------------------------
ASSETS:
Investments, at market value                             $  534,247,690       $         --          $1,054,693,435
(cost $293,263,431 - INVESCO Select
  Income Fund)
(cost $132,620,663 - AIM Global
  Income Fund)
(cost $100,150,634 - AIM Strategic
  Income Fund)
(cost $529,420,684 - AIM Income Fund)
(cost $1,055,101,216 - Pro Forma
  Combining)
------------------------------------------------------------------------------------------------------------------
Foreign currencies, at value                                    157,638                 --                 457,781
(cost $0 - INVESCO Select Income
  Fund)
(cost $160,690 - AIM Global
  Income Fund)
(cost $125,331 - AIM Strategic
  Income Fund)
(cost $156,081 - AIM Income Fund)
(cost $442,102 - Pro Forma
  Combining)
------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                              --                   --                 489,000
------------------------------------------------------------------------------------------------------------------
Receivables for:
   Investments sold                                           2,372,601                 --               2,822,359
------------------------------------------------------------------------------------------------------------------
   Fund shares sold                                           1,380,166                 --               3,245,824
------------------------------------------------------------------------------------------------------------------
   Dividends and interest                                     9,207,407                 --              17,192,368
------------------------------------------------------------------------------------------------------------------
   Amount due from advisor
------------------------------------------------------------------------------------------------------------------
   Investment for deferred
    compensation                                                 54,895                 --                 112,162
------------------------------------------------------------------------------------------------------------------
Other assets                                                     40,434                 --                 129,705
==================================================================================================================
          Total assets                                      547,460,831              227,250         1,079,369,884
==================================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                      9,939,803                 --              14,520,488
------------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                                     2,194,400                 --               8,106,973
------------------------------------------------------------------------------------------------------------------
   Custodian                                                       --                   --                   5,594
------------------------------------------------------------------------------------------------------------------
   Distributions to shareholders                                   --                   --                  98,115
------------------------------------------------------------------------------------------------------------------
   Dividends                                                    574,900                 --               1,128,977
------------------------------------------------------------------------------------------------------------------
   Deferred compensation plan                                    54,895                 --                 112,162
------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                                       285,315                 --                 350,518
------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                     168,681                 --                 168,681
------------------------------------------------------------------------------------------------------------------
Accrued director's/trustees' fees                                 1,055                 --                   2,658
------------------------------------------------------------------------------------------------------------------
Accrued merger expenses                                            --                227,250               227,250
------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                      106,041                 --                 570,056
==================================================================================================================
          Total liabilities                                  13,325,090              227,250            25,291,472
==================================================================================================================
Net assets applicable to
 shares outstanding                                      $  534,135,741       $         --          $1,054,078,412
==================================================================================================================

NET ASSETS:
Class A                                                  $  283,759,064       $    4,635,813        $  469,625,259
==================================================================================================================
Class B                                                  $  212,723,398                             $  262,417,592
==================================================================================================================
Class C                                                  $   36,565,670                             $   44,759,580
==================================================================================================================
Class K                                                  $         --         $   (4,635,813)       $         --
==================================================================================================================
Class R                                                  $    1,087,609                  --         $    1,087,609
==================================================================================================================
Investor Class                                           $         --                    --         $  276,188,372
==================================================================================================================

CAPITAL STOCK OUTSTANDING, $0.01 PAR
 VALUE PER SHARE (INVESCO SELECT
 INCOME FUND):
CAPITAL STOCK OUTSTANDING, $0.001 PAR
 VALUE PER SHARE (AIM GLOBAL INCOME
 FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE
 PER SHARE (AIM STRATEGIC INCOME
 FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE
 PER SHARE (AIM INCOME FUND):

Class A                                                      44,044,808           28,873,624            72,918,432
==================================================================================================================
Class B                                                      32,972,431            7,706,844            40,679,275
==================================================================================================================
Class C                                                       5,681,106            1,272,159             6,953,265
==================================================================================================================
Class K                                                            --                   --                    --
==================================================================================================================
Class R                                                         168,753                 --                 168,753
==================================================================================================================
Investor Class                                                     --             42,882,018            42,882,018
==================================================================================================================

Class A:
   Net asset value per share                             $         6.44       $         --          $         6.44
------------------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $5.23 / 95.25% - INVESCO
        Select Income Fund)
      (Net asset value of $8.60 / 95.25% - AIM
        Global Income Fund)
      (Net asset value of $7.73 / 95.25% - AIM
        Strategic Income Fund)
      (Net asset value of $6.44 / 95.25% - AIM
        Income Fund)                                     $         6.76                             $         6.76
==================================================================================================================
Class B:
   Net asset value and offering price per share          $         6.45       $         --          $         6.45
==================================================================================================================
Class C:
   Net asset value and offering price per share          $         6.44       $         --          $         6.44
==================================================================================================================
Class K:
   Net asset value and offering price per share          $         --         $         --                     N/A
==================================================================================================================
Class R:
   Net asset value and offering price per share          $         6.44       $         --          $         6.44
==================================================================================================================
Investor Class:
   Net asset value and offering price per share          $         --         $         --          $         6.44
==================================================================================================================


 SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
             OF INVESCO SELECT INCOME FUND, AIM GLOBAL INCOME FUND,
                 AIM STRATEGIC INCOME FUND INTO AIM INCOME FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") between AIM Income Fund, AIM Global Income Fund, AIM Strategic Income Fund and INVESCO Select Income Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan would be accomplished by an exchange of shares of AIM Income Fund for the net assets of INVESCO Select Income Fund, the net assets of AIM Global Income Fund and the net assets of AIM Strategic Income Fund and the distribution of AIM Income Fund shares to INVESCO Select Income Fund, to AIM Global Income Fund and to AIM Strategic Income Fund shareholders. If the Agreement and Plan were to have taken place at January 31, 2003, INVESCO Select Income Fund - Class A shareholders would have received 414,094 shares of AIM Income Fund - Class A shares, INVESCO Select Income Fund - Class B shareholders would have received 49,064 shares of AIM Income Fund - Class B shares and INVESCO Select Income Fund - Class C shareholders would have received 331,547 shares of AIM Income Fund - Class C shares, INVESCO Select Income Fund - Class K shareholders would have received 720,161 shares of AIM Income Fund - Class A shares, and INVESCO Select Income Fund - Investor Class shareholders would have received 42,882,018 shares of AIM Income Fund - Investor Class. If the Agreement and Plan were to have taken place at January 31, 2003, AIM Global Income Fund - Class A shareholders would have received 16,659,823 shares of AIM Income Fund - Class A shares, AIM Global Income Fund - Class B shareholders would have received 4,272,087 shares of AIM Income Fund - Class B shares, AIM Global Income Fund - Class C shareholders would have received 532,744 shares of AIM Income Fund - Class C shares. If the Agreement and Plan were to have taken place at January 31, 2003, AIM Strategic Income Fund - Class A shareholders would have received 11,079,546 shares of AIM Income Fund - Class A shares, AIM Strategic Income Fund - Class B shareholders would have received 3,385,693 shares of AIM Income Fund - Class B shares, AIM Strategic Income Fund - Class C shareholders would have received 407,868 shares of AIM Income Fund - Class C shares.


NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory agreement of AIM Income Fund, the advisory fees based on pro forma combined assets for the year ended January 31, 2003 were $4,344,024. The advisory fees were adjusted to reflect the advisory fee rates in effect for AIM Income Fund. Correspondingly the advisory fee waivers have been adjusted to reflect the termination of the expense limitations for INVESCO Select Income Fund, AIM Global Income Fund and AIM Strategic Income Fund.

(b) Pursuant to the administrative services agreement for AIM Income Fund, fees paid on pro forma combined assets for the year ended January 31, 2003 were $243,205. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the AIM Income Fund.

(c) Pursuant to the terms of a master distribution agreement for Class A shares of the AIM Income Fund, the Fund pays AIM Distributors, Inc. a fee calculated at 0.25% of the average daily net assets of Class A shares. The Class A distribution fees on the pro forma combined assets for the year ended January 31, 2003 were $1,186,695 after the reorganization of Class K shares or INVESCO Select Income Fund into Class A shares of AIM Income Fund. The distribution fees were adjusted to reflect the lower distribution rates that will be paid by INVESCO Select Income Fund, AIM Global Income Fund and AIM Strategic Income Fund in accordance with AIM Income Fund's Class A distribution agreement.

(d) Interest expense has been adjusted to reflect the investment policies of AIM Income Fund.

(e) Reports to shareholders were reduced by $115,809 to eliminate the effects of duplicative fixed costs of production of reports to shareholders.

(f) Professional fees were reduced by $91,631 to eliminate the effects of duplicative fixed costs of professional services fees.

(g) Transfer agent fees were reduced by $1,316,658 to reflect the fees on the pro forma combined number of open accounts under the transfer and agency agreement for AIM Income Fund.

NOTE 3 - MERGER COSTS

Merger costs related to the Agreement and Plan are estimated at approximately $227,250 and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of INVESCO Select Income Fund carrying out its obligation under the Agreement and Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc. has agreed to pay 100% of these costs.

                                                                    APPENDIX VII

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS *
OF INVESCO U.S. GOVERNMENT SECURITIES FUND INTO AIM INTERMEDIATE GOVERNMENT FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)



             PRINCIPAL AMOUNT
-----------------------------------------
 INVESCO           AIM            AIM
   U.S.        INTERMEDIATE  INTERMEDIATE
GOVERNMENT      GOVERNMENT     GOVERNMENT
SECURITIES         FUND           FUND
   FUND                        PRO FORMA
                               COMBINING
-----------------------------------------------------------------------------------------

                                           U.S. GOVERNMENT AGENCY SECURITIES-
                                           81.72%

                                           FEDERAL FARM CREDIT BANK- 2.79%
                                           Bonds,
           -    $7,410,000   $ 7,410,000   3.88%, 12/15/04
-----------------------------------------------------------------------------------------
           -     7,670,000     7,670,000   4.38%, 04/15/05
-----------------------------------------------------------------------------------------
           -    19,000,000    19,000,000   6.00%, 06/11/08 to 03/07/11
-----------------------------------------------------------------------------------------
                                           Medium Term Notes,
           -    10,000,000    10,000,000   5.75%, 12/07/28
-----------------------------------------------------------------------------------------

=========================================================================================

                                           FEDERAL HOME LOAN BANK-3.91%
                                           Unsec.  Bonds,
           -     2,800,000   $ 2,800,000   7.36%, 07/01/04
-----------------------------------------------------------------------------------------
           -     2,000,000     2,000,000   6.50%, 11/15/05
-----------------------------------------------------------------------------------------
           -     5,500,000     5,500,000   7.25%, 02/15/07
-----------------------------------------------------------------------------------------
           -    16,000,000    16,000,000   4.88%, 05/15/07
-----------------------------------------------------------------------------------------
           -     1,000,000     1,000,000   5.48%, 01/08/09
-----------------------------------------------------------------------------------------
           -    33,210,000    33,210,000   5.75%, 05/15/12
=========================================================================================

=========================================================================================

                                           FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-
                                           28.06%
                                           Pass Through Certificates,
           -     1,065,813     1,065,813   9.00%, 12/01/05 to 04/01/25
-----------------------------------------------------------------------------------------
           -     3,982,891     3,982,891   8.00%, 07/01/06 to 10/01/23
-----------------------------------------------------------------------------------------
           -     7,973,090     7,973,090   8.50%, 07/01/07 to 10/01/29
-----------------------------------------------------------------------------------------
           -    74,747,180    74,747,180   7.00%, 11/01/10 to 05/01/32
-----------------------------------------------------------------------------------------
           -   122,387,162   122,387,162   6.50%, 02/01/11 to 09/01/32
-----------------------------------------------------------------------------------------
           -     2,744,416     2,744,416   10.00%, 11/01/11 to 04/01/20
-----------------------------------------------------------------------------------------
           -         4,125         4,125   12.00%, 02/01/13
-----------------------------------------------------------------------------------------
  19,675,250             -    19,675,250   5.50%, 07/01/16 to 12/01/16
-----------------------------------------------------------------------------------------
  28,791,488             -    28,791,488   5.00%, 11/01/16 to 12/01/17
-----------------------------------------------------------------------------------------
           -       479,747       479,747   10.50%, 08/01/19 to 01/01/21
-----------------------------------------------------------------------------------------
           -     2,405,259     2,405,259   9.50%, 11/01/20 to 04/01/25
-----------------------------------------------------------------------------------------
           -     1,544,325     1,544,325   7.50%, 09/01/30
-----------------------------------------------------------------------------------------
                                           Pass Through Certificates TBA,
           -    24,000,000    24,000,000   6.00%, 02/01/33 (a)
-----------------------------------------------------------------------------------------
                                           Series 1, Unsec. Medium Term Notes,
           -    10,000,000    10,000,000   3.75%, 12/26/07
-----------------------------------------------------------------------------------------
                                           Unsec. Medium Term Notes,
           -    30,000,000    30,000,000   4.50%, 02/27/06
-----------------------------------------------------------------------------------------
           -    36,300,000    36,300,000   6.00%, 05/25/12 to 06/27/17
-----------------------------------------------------------------------------------------
                                           Unsec. Notes,
           -    30,000,000    30,000,000   4.88%, 03/15/07
-----------------------------------------------------------------------------------------
           -    27,000,000    27,000,000   5.13%, 10/15/08 to 07/15/12
-----------------------------------------------------------------------------------------
           -    31,200,000    31,200,000   5.00%, 07/30/09

=========================================================================================

=========================================================================================

                                           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-
                                           34.73%
                                           Pass Through Certificates,
           -    26,109,943    26,109,943   8.50%, 01/01/07 to 04/01/30
-----------------------------------------------------------------------------------------
           -    29,427,595    29,427,595   7.50%, 06/01/10 to 05/01/32
-----------------------------------------------------------------------------------------
           -    32,429,194    32,429,194   7.00%, 05/01/11 to 05/01/32
-----------------------------------------------------------------------------------------

                                                             MARKET VALUE
                                              ---------------------------------------
                                                INVESCO        AIM            AIM
                                                 U.S.      INTERMEDIATE  INTERMEDIATE
                                              GOVERNMENT    GOVERNMENT    GOVERNMENT
                                              SECURITIES       FUND         FUND
                                                 FUND                     PRO FORMA
                                                                          COMBINING
-------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-
81.72%

FEDERAL FARM CREDIT BANK- 2.79%
Bonds,
3.88%, 12/15/04                                        -    $7,689,728     7,689,728
-------------------------------------------------------------------------------------
4.38%, 04/15/05                                        -     8,068,303     8,068,303
-------------------------------------------------------------------------------------
6.00%, 06/11/08 to 03/07/11                            -    21,314,290    21,314,290
-------------------------------------------------------------------------------------
Medium Term Notes,
5.75%, 12/07/28                                             10,368,100    10,368,100
-------------------------------------------------------------------------------------
                                                       -    47,440,421    47,440,421
=====================================================================================

FEDERAL HOME LOAN BANK-3.91%
Unsec.  Bonds,
7.36%, 07/01/04                                        -     3,024,756     3,024,756
-------------------------------------------------------------------------------------
6.50%, 11/15/05                                        -     2,224,320     2,224,320
-------------------------------------------------------------------------------------
7.25%, 02/15/07                                        -     6,390,065     6,390,065
-------------------------------------------------------------------------------------
4.88%, 05/15/07                                             17,121,600    17,121,600
-------------------------------------------------------------------------------------
5.48%, 01/08/09                                        -     1,095,370     1,095,370
-------------------------------------------------------------------------------------
5.75%, 05/15/12                                        -    36,525,022    36,525,022
=====================================================================================
                                                       -    66,381,133    66,381,133
=====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-
28.06%
Pass Through Certificates,
9.00%, 12/01/05 to 04/01/25                            -     1,166,028     1,166,028
-------------------------------------------------------------------------------------
8.00%, 07/01/06 to 10/01/23                            -     4,348,024     4,348,024
-------------------------------------------------------------------------------------
8.50%, 07/01/07 to 10/01/29                            -     8,624,346     8,624,346
-------------------------------------------------------------------------------------
7.00%, 11/01/10 to 05/01/32                            -    78,872,099    78,872,099
-------------------------------------------------------------------------------------
6.50%, 02/01/11 to 09/01/32                            -   127,872,947   127,872,947
-------------------------------------------------------------------------------------
10.00%, 11/01/11 to 04/01/20                           -     3,139,147     3,139,147
-------------------------------------------------------------------------------------
12.00%, 02/01/13                                       -         4,784         4,784
-------------------------------------------------------------------------------------
5.50%, 07/01/16 to 12/01/16                   20,373,258             -    20,373,258
-------------------------------------------------------------------------------------
5.00%, 11/01/16 to 12/01/17                   29,490,624             -    29,490,624
-------------------------------------------------------------------------------------
10.50%, 08/01/19 to 01/01/21                           -       548,273       548,273
-------------------------------------------------------------------------------------
9.50%, 11/01/20 to 04/01/25                            -     2,678,826     2,678,826
-------------------------------------------------------------------------------------
7.50%, 09/01/30                                        -     1,647,609     1,647,609
-------------------------------------------------------------------------------------
Pass Through Certificates TBA,
6.00%, 02/01/33 (a)                                    -    24,843,080    24,843,080
-------------------------------------------------------------------------------------
Series 1, Unsec. Medium Term Notes,
3.75%, 12/26/07                                        -    10,015,300    10,015,300
-------------------------------------------------------------------------------------
Unsec. Medium Term Notes,
4.50%, 02/27/06                                        -    30,063,600    30,063,600
-------------------------------------------------------------------------------------
6.00%, 05/25/12 to 06/27/17                            -    37,851,990    37,851,990
-------------------------------------------------------------------------------------
Unsec. Notes,
4.88%, 03/15/07                                        -    32,182,800    32,182,800
-------------------------------------------------------------------------------------
5.13%, 10/15/08 to 07/15/12                            -    28,864,770    28,864,770
-------------------------------------------------------------------------------------
5.00%, 07/30/09                                        -    31,962,216    31,962,216

=====================================================================================
                                               49,863,882  424,685,839   474,549,721
=====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-
34.73%
Pass Through Certificates,
8.50%, 01/01/07 to 04/01/30                            -    28,518,998    28,518,998
-------------------------------------------------------------------------------------
7.50%, 06/01/10 to 05/01/32                            -    31,381,587    31,381,587
-------------------------------------------------------------------------------------
7.00%, 05/01/11 to 05/01/32                            -    34,484,708    34,484,708
-------------------------------------------------------------------------------------

             PRINCIPAL AMOUNT
-----------------------------------------
 INVESCO           AIM            AIM
   U.S.        INTERMEDIATE  INTERMEDIATE
GOVERNMENT      GOVERNMENT     GOVERNMENT
SECURITIES         FUND           FUND
   FUND                        PRO FORMA
                               COMBINING
-----------------------------------------------------------------------------------------
           -   110,428,658   110,428,658   8.00%, 02/01/12 to 06/01/32
-----------------------------------------------------------------------------------------
           -   122,728,360   122,728,360   6.50%, 05/01/13 to 08/01/32
-----------------------------------------------------------------------------------------
           -    21,502,620    21,502,620   6.00%, 10/01/13 to 04/01/24
-----------------------------------------------------------------------------------------
           -       496,238       496,238   9.50%, 07/01/16 to 08/01/22
-----------------------------------------------------------------------------------------
           -     2,987,411     2,987,411   10.00%, 12/20/19 to 12/20/21
-----------------------------------------------------------------------------------------
           -       915,460       915,460   10.30%, 04/20/25
-----------------------------------------------------------------------------------------
                                           Pass Through Certificates, TBA,
           -   113,500,000   113,500,000   6.00%, 02/01/33 (a)
-----------------------------------------------------------------------------------------
                                           Series B, Unsec. Medium Term Notes,
           -    24,765,000    24,765,000   6.88%, 09/10/12 to 09/24/12
-----------------------------------------------------------------------------------------
           -    10,550,000    10,550,000   6.47%, 09/25/12
-----------------------------------------------------------------------------------------
                                           Unsec. Notes,
           -    36,000,000    36,000,000   3.25%, 08/26/05
-----------------------------------------------------------------------------------------
           -    23,000,000    23,000,000   4.25%, 07/15/07
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

                                           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                           (GNMA)- 7.80%
                                           Pass Through Certificates,
           -       220,419       220,419   6.00%, 10/15/08 to 11/15/08
-----------------------------------------------------------------------------------------
           -       416,786       416,786   9.00%, 10/15/08 to 04/15/21
-----------------------------------------------------------------------------------------
           -     8,774,236     8,774,236   7.00%, 10/15/08 to 06/15/32
-----------------------------------------------------------------------------------------
           -    34,172,180    34,172,180   6.50%, 10/15/08 to 09/15/32
-----------------------------------------------------------------------------------------
           -     1,616,761     1,616,761   9.50%, 06/15/09 to 03/15/23
-----------------------------------------------------------------------------------------
           -     3,493,560     3,493,560   10.00%, 11/15/09 to 07/15/24
-----------------------------------------------------------------------------------------
           -        31,848        31,848   11.00%, 12/15/09 to 12/15/15
-----------------------------------------------------------------------------------------
           -        43,564        43,564   12.50%, 11/15/10
-----------------------------------------------------------------------------------------
           -       150,356       150,356   13.00%, 01/15/11 to 05/15/15
-----------------------------------------------------------------------------------------
           -       138,229       138,229   13.50%, 04/15/11 to 04/15/15
-----------------------------------------------------------------------------------------
           -       143,896       143,896   12.00%, 02/15/13 to 07/15/15
-----------------------------------------------------------------------------------------
           -        22,325        22,325   10.50%, 02/15/16
-----------------------------------------------------------------------------------------
   8,404,295             -     8,404,295   5.00%, 11/15/17
-----------------------------------------------------------------------------------------
           -     8,552,410     8,552,410   8.00%, 01/15/22 to 06/15/27
-----------------------------------------------------------------------------------------
           -     2,090,922     2,090,922   7.50%, 03/15/26 to 08/15/28
-----------------------------------------------------------------------------------------
  14,006,339             -    14,006,339   6.00%, 01/15/29 to 02/15/29
-----------------------------------------------------------------------------------------
                                           Pass Through Certificates, TBA,
           -    15,300,000    15,300,000   6.50%, 01/01/33
-----------------------------------------------------------------------------------------
           -    27,500,000    27,500,000   6.00%, 02/01/33 (a)
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

                                           PRIVATE EXPORT FUNDING COMPANY- 1.53%
                                           Series G, Sec. Gtd. Notes,
           -     7,700,000     7,700,000   6.67%, 09/15/09
-----------------------------------------------------------------------------------------
                                           Series J, Sec. Gtd. Notes,
           -     7,000,000     7,000,000   7.65%, 05/15/06
-----------------------------------------------------------------------------------------
                                           Series UU, Sec. Gtd. Notes,
           -     8,000,000     8,000,000   7.95%, 11/01/06
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

                                           TENNESSEE VALLEY AUTHORITY- 2.87%
                                           Putable Bonds,
           -    10,000,000    10,000,000   4.88%, 12/15/06
-----------------------------------------------------------------------------------------
                                           Series A, Bonds,
           -    28,517,000    28,517,000   5.63%, 01/18/11
-----------------------------------------------------------------------------------------
                                           Series G, Bonds,
           -     6,600,000     6,600,000   5.38%, 11/13/08
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

                                           Total U.S. Government Agency Securities
                                           (Cost $1,350,201,559)
-----------------------------------------------------------------------------------------
                                                             MARKET VALUE
                                              ---------------------------------------
                                                INVESCO        AIM            AIM
                                                 U.S.      INTERMEDIATE  INTERMEDIATE
                                              GOVERNMENT    GOVERNMENT    GOVERNMENT
                                              SECURITIES        FUND        FUND
                                                 FUND                     PRO FORMA
                                                                          COMBINING
--------------------------------------------------------------------------------------
8.00%, 02/01/12 to 06/01/32                            -   119,286,913     119,286,913
--------------------------------------------------------------------------------------
6.50%, 05/01/13 to 08/01/32                            -   128,793,509     128,793,509
--------------------------------------------------------------------------------------
6.00%, 10/01/13 to 04/01/24                            -    22,505,090      22,505,090
--------------------------------------------------------------------------------------
9.50%, 07/01/16 to 08/01/22                            -       553,982         553,982
--------------------------------------------------------------------------------------
10.00%, 12/20/19 to 12/20/21                           -     3,418,718       3,418,718
--------------------------------------------------------------------------------------
10.30%, 04/20/25                                       -     1,042,436       1,042,436
--------------------------------------------------------------------------------------
Pass Through Certificates, TBA,
6.00%, 02/01/33 (a)                                    -   117,498,595     117,498,595
--------------------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
6.88%, 09/10/12 to 09/24/12                            -    27,611,310      27,611,310
--------------------------------------------------------------------------------------
6.47%, 09/25/12                                        -    12,181,769      12,181,769
--------------------------------------------------------------------------------------
Unsec. Notes,
3.25%, 08/26/05                                        -    36,047,520      36,047,520
--------------------------------------------------------------------------------------
4.25%, 07/15/07                                        -    24,049,030      24,049,030
--------------------------------------------------------------------------------------
                                                       -   587,374,165     587,374,165
--------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)- 7.80%
Pass Through Certificates,
6.00%, 10/15/08 to 11/15/08                            -        235,123        235,123
--------------------------------------------------------------------------------------
9.00%, 10/15/08 to 04/15/21                            -        463,026        463,026
--------------------------------------------------------------------------------------
7.00%, 10/15/08 to 06/15/32                            -      9,334,921      9,334,921
--------------------------------------------------------------------------------------
6.50%, 10/15/08 to 09/15/32                            -     35,914,982     35,914,982
--------------------------------------------------------------------------------------
9.50%, 06/15/09 to 03/15/23                            -      1,820,501      1,820,501
--------------------------------------------------------------------------------------
10.00%, 11/15/09 to 07/15/24                           -      4,007,476      4,007,476
--------------------------------------------------------------------------------------
11.00%, 12/15/09 to 12/15/15                           -         36,572         36,572
--------------------------------------------------------------------------------------
12.50%, 11/15/10                                       -         51,107         51,107
--------------------------------------------------------------------------------------
13.00%, 01/15/11 to 05/15/15                           -        180,794        180,794
--------------------------------------------------------------------------------------
13.50%, 04/15/11 to 04/15/15                           -        166,402        166,402
--------------------------------------------------------------------------------------
12.00%, 02/15/13 to 07/15/15                           -        170,156        170,156
--------------------------------------------------------------------------------------
10.50%, 02/15/16                                       -         25,888         25,888
--------------------------------------------------------------------------------------
5.00%, 11/15/17                                8,649,683              -      8,649,683
--------------------------------------------------------------------------------------
8.00%, 01/15/22 to 06/15/27                            -      9,336,371      9,336,371
--------------------------------------------------------------------------------------
7.50%, 03/15/26 to 08/15/28                            -      2,241,059      2,241,059
--------------------------------------------------------------------------------------
6.00%, 01/15/29 to 02/15/29                   14,600,520              -     14,600,520
--------------------------------------------------------------------------------------
Pass Through Certificates, TBA,
6.50%, 01/01/33                                        -     16,050,656     16,050,656
--------------------------------------------------------------------------------------
6.00%, 02/01/33 (a)                                    -     28,621,280     28,621,280
--------------------------------------------------------------------------------------
                                              23,250,203    108,656,314    131,906,517
--------------------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY- 1.53%
Series G, Sec. Gtd. Notes,
6.67%, 09/15/09                                        -      8,946,322      8,946,322
--------------------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
7.65%, 05/15/06                                        -      8,097,180      8,097,180
--------------------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
7.95%, 11/01/06                                        -      8,779,520      8,779,520
--------------------------------------------------------------------------------------
                                                       -     25,823,022     25,823,022
--------------------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY- 2.87%
Putable Bonds,
4.88%, 12/15/06                                        -     10,669,100     10,669,100
--------------------------------------------------------------------------------------
Series A, Bonds,
5.63%, 01/18/11                                        -     30,763,569     30,763,569
--------------------------------------------------------------------------------------
Series G, Bonds,
5.38%, 11/13/08                                        -      7,189,710      7,189,710
--------------------------------------------------------------------------------------
                                                       -     48,622,379     48,622,379
--------------------------------------------------------------------------------------

Total U.S. Government Agency Securities
(Cost $1,350,201,559)                         73,114,085  1,308,983,273  1,382,097,358
--------------------------------------------------------------------------------------

             PRINCIPAL AMOUNT
-----------------------------------------
 INVESCO           AIM            AIM
   U.S.        INTERMEDIATE  INTERMEDIATE
GOVERNMENT      GOVERNMENT     GOVERNMENT
SECURITIES         FUND           FUND
   FUND                        PRO FORMA
                               COMBINING
---------------------------------------------------------------------------------------
                                           U.S. TREASURY SECURITIES- 24.89%
                                           U.S. TREASURY NOTES- 20.16%
  17,500,000             -    17,500,000   3.88%, 07/31/03
---------------------------------------------------------------------------------------
  27,500,000             -    27,500,000   3.00%, 11/30/03 to 01/31/04
---------------------------------------------------------------------------------------
           -    21,500,000    21,500,000   6.75%, 05/15/05
---------------------------------------------------------------------------------------
           -    29,800,000    29,800,000   4.63%, 05/15/06
---------------------------------------------------------------------------------------
           -    66,000,000    66,000,000   4.38%, 05/15/07
---------------------------------------------------------------------------------------
           -    40,700,000    40,700,000   3.25%, 08/15/07
---------------------------------------------------------------------------------------
           -    25,800,000    25,800,000   4.88%, 02/15/12
---------------------------------------------------------------------------------------
  40,000,000    60,000,000   100,000,000   4.00%, 11/15/12
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

                                           U.S. TREASURY BONDS- 4.09%
           -    14,950,000    14,950,000   7.50%, 11/15/16 to 11/15/24
---------------------------------------------------------------------------------------
           -    18,890,000    18,890,000   6.25%, 05/15/30
---------------------------------------------------------------------------------------
           -    25,000,000    25,000,000   5.38%, 02/15/31
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

                                           U.S. TREASURY STRIPS-0.64% (B)
           -     8,000,000     8,000,000   5.38%, 05/15/06
---------------------------------------------------------------------------------------
           -     7,750,000     7,750,000   6.79%, 11/15/18
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

           -                               Total U.S. Treasury Securities
                                           (Cost $411,785,936)
---------------------------------------------------------------------------------------
                                           REPURCHASE AGREEMENTS- 1.30%
  21,913,000           -                   State Street Bank & Trust 1.22%, 02/03/03
                              21,913,000   (Cost $21,913,000) (c)
---------------------------------------------------------------------------------------

                   SHARES
                                           MONEY MARKET FUNDS- 1.77%
           -     29,950,295                STIT Government & Agency Portfolio
                              29,950,295   (Cost $29,950,295) (d)
---------------------------------------------------------------------------------------

                                           TOTAL INVESTMENTS - (COST $1,813,850,790) -
                                           109.67%
---------------------------------------------------------------------------------------
                                           OTHER ASSETS LESS LIABILITIES-- 9.67%
---------------------------------------------------------------------------------------
                                           NET ASSETS- 100.00%
---------------------------------------------------------------------------------------
                                                             MARKET VALUE
                                              ------------------------------------------
                                                INVESCO        AIM              AIM
                                                 U.S.      INTERMEDIATE     INTERMEDIATE
                                              GOVERNMENT    GOVERNMENT       GOVERNMENT
                                              SECURITIES       FUND             FUND
                                                 FUND                        PRO FORMA
                                                                             COMBINING
----------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES- 24.89%
U.S. TREASURY NOTES- 20.16%
3.88%, 07/31/03                               17,729,687              -       17,729,687
----------------------------------------------------------------------------------------
3.00%, 11/30/03 to 01/31/04                   27,931,253              -       27,931,253
----------------------------------------------------------------------------------------
6.75%, 05/15/05                                        -     23,838,125       23,838,125
----------------------------------------------------------------------------------------
4.63%, 05/15/06                                        -     31,918,482       31,918,482
----------------------------------------------------------------------------------------
4.38%, 05/15/07                                        -     70,227,960       70,227,960
----------------------------------------------------------------------------------------
3.25%, 08/15/07                                        -     41,342,246       41,342,246
----------------------------------------------------------------------------------------
4.88%, 02/15/12                                        -     27,710,748       27,710,748
----------------------------------------------------------------------------------------
4.00%, 11/15/12                               40,068,760     60,121,800      100,190,560
----------------------------------------------------------------------------------------
                                              85,729,700    255,159,361      340,889,061
----------------------------------------------------------------------------------------

U.S. TREASURY BONDS- 4.09%
7.50%, 11/15/16 to 11/15/24                            -     19,763,428       19,763,428
----------------------------------------------------------------------------------------
6.25%, 05/15/30                                        -     22,431,875       22,431,875
----------------------------------------------------------------------------------------
5.38%, 02/15/31                                        -     27,004,000       27,004,000
----------------------------------------------------------------------------------------
                                                       -     69,199,303       69,199,303
----------------------------------------------------------------------------------------

U.S. TREASURY STRIPS-0.64% (B)
5.38%, 05/15/06                                        -      7,388,720        7,388,720
----------------------------------------------------------------------------------------
6.79%, 11/15/18                                        -      3,436,660        3,436,660
----------------------------------------------------------------------------------------
                                                       -     10,825,380       10,825,380
----------------------------------------------------------------------------------------

Total U.S. Treasury Securities
(Cost $411,785,936)                           85,729,700    335,184,044      420,913,744
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS- 1.30%
State Street Bank & Trust 1.22%, 02/03/03
(Cost $21,913,000) (c)                        21,913,000              -       21,913,000
----------------------------------------------------------------------------------------


MONEY MARKET FUNDS- 1.77%
STIT Government & Agency Portfolio
(Cost $29,950,295) (d)                                 -     29,950,295       29,950,295
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS - (COST $1,813,850,790) -
109.67%                                      180,756,785  1,674,117,612    1,854,874,397
----------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-- 9.67%         (2,964,056)  (160,619,639)    (163,583,695)
----------------------------------------------------------------------------------------
NET ASSETS- 100.00%                         $177,792,729 $1,513,497,973   $1,691,290,702
----------------------------------------------------------------------------------------

Investment Abbreviations:

       Gtd.      Guaranteed
       Sec.      Secured
      STRIPS     Separately Traded Registered Interest and Principal Security
        TBA      To Be Announced
      Unsec.     Unsecured

Notes to Pro Forma Combining Schedule of Investments:

     (a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions.

     (b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by AIM Intermediate Government Fund.

     (c) Repurchase agreement entered into 01/31/03 with a maturing value of $21,915,228 and collateralized by U.S. Government Obligations.

     (d) STIT Government & Agency Portfolio and AIM Intermediate Government Securities Fund are affiliated by having the same investment advisor.

      * As of 1/31/03, all of the securities held by the INVESCO U.S. Government Securities Fund would comply with the compliance guidelines and/or investment restrictions of the AIM Intermediate Government Fund.

SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
OF INVESCO U.S. GOVERNMENT SECURITIES FUND INTO AIM INTERMEDIATE GOVERNMENT FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)

                                                    INVESCO            AIM                             AIM
                                                      U.S.         INTERMEDIATE                    INTERMEDIATE
                                                   GOVERNMENT       GOVERNMENT                      GOVERNMENT
                                                   SECURITIES          FUND                         SECURITIES
                                                      FUND                                          PRO FORMA
                                                                                   ADJUSTMENTS      COMBINING
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value                       180,756,785    1,674,117,612              -    1,854,874,397
---------------------------------------------------------------------------------------------------------------
(cost $177,757,154 -
INVESCO U.S. Government Securities Fund)
(cost $1,636,093,636 -
AIM Intermediate Government Fund)
(cost $ 1,813,850,790 -
Pro Forma combining)
Receivables for:
   Fund shares sold                                  1,139,715       12,901,072              -       14,040,787
---------------------------------------------------------------------------------------------------------------
   Dividends and interest                              768,344       13,590,536              -       14,358,880
---------------------------------------------------------------------------------------------------------------
   Principal paydowns                                        -          145,897                         145,897
---------------------------------------------------------------------------------------------------------------
   Investment for deferred compensation plan                 -           44,761              -           44,761
---------------------------------------------------------------------------------------------------------------
   Amount due from advisor                                   -                -        125,750          125,750
---------------------------------------------------------------------------------------------------------------
Other assets                                            46,015          671,505              -          717,520
---------------------------------------------------------------------------------------------------------------
          Total assets                             182,710,859    1,701,471,383        125,750    1,884,307,992
===============================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                     -      170,254,427              -      170,254,427
---------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                            4,817,279       15,553,814              -       20,371,093
---------------------------------------------------------------------------------------------------------------
   Dividends                                            23,136          697,640              -          720,776
---------------------------------------------------------------------------------------------------------------
   Deferred compensation plan                                -           44,761              -           44,761
---------------------------------------------------------------------------------------------------------------
   Custodian                                             1,807                -              -            1,807
---------------------------------------------------------------------------------------------------------------
Accrued interest expense                                     -            1,966              -            1,966
---------------------------------------------------------------------------------------------------------------
Accrued distribution fees                               44,008          967,424              -        1,011,432
---------------------------------------------------------------------------------------------------------------
Accrued directors'/trustees' fees                        1,288            1,384              -            2,672
---------------------------------------------------------------------------------------------------------------
Accrued merger expenses                                      -                -        125,750          125,750
---------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                  -          343,709              -          343,709
---------------------------------------------------------------------------------------------------------------
Accrued operating expenses                              30,612          108,285              -          138,897
---------------------------------------------------------------------------------------------------------------
          Total liabilities                          4,918,130      187,973,410        125,750      193,017,290
===============================================================================================================
Net assets applicable to shares outstanding       $177,792,729   $1,513,497,973    $         -   $1,691,290,702
===============================================================================================================

NET ASSETS:
Class A                                           $  5,885,524   $  635,390,383                    $641,275,907
===============================================================================================================
Class B                                           $  1,521,856   $  721,806,373                    $723,328,229
===============================================================================================================
Class C                                           $  6,767,194   $  155,195,034                    $161,962,228
===============================================================================================================
Class R                                           $          -   $    1,106,183                    $  1,106,183
===============================================================================================================
Investor Class                                    $163,618,155   $            -                    $163,618,155
===============================================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE (INVESCO U.S. GOVERNMENT SECURITIES FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (AIM INTERMEDIATE GOVERNMENT FUND):


Class A                                                636,003       67,180,777        621,885       67,802,662
===============================================================================================================
Class B                                                200,947       76,086,385        160,292       76,246,677
===============================================================================================================
Class C                                                894,952       16,419,131        715,962       17,135,093
===============================================================================================================
Class R                                                      -          116,935              -          116,935
===============================================================================================================
Investor Class                                      21,625,532                -     17,299,591       17,299,591
===============================================================================================================


Class A:
   Net asset value per share                      $       9.25   $         9.46    $         -   $         9.46
---------------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $9.25 / 95.25% -
      INVESCO U.S. Government Securities Fund)    $       9.71
      (Net asset value of $9.46 / 95.25% -
      AIM Intermediate Government Securities
      Fund)                                                       $       9.93                   $         9.93
===============================================================================================================



Class B:
   Net asset value and offering price per share   $       7.57   $         9.49    $         -   $         9.49
===============================================================================================================
Class C:
   Net asset value and offering price per share   $       7.56   $         9.45    $         -   $         9.45
===============================================================================================================
Class R:
   Net asset value and offering price per share   $          -   $         9.46    $         -   $         9.46
===============================================================================================================
Investor Class:
   Net asset value and offering price per share   $       7.57              -                    $         9.46
---------------------------------------------------------------------------------------------------------------


 SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
OF INVESCO U.S. GOVERNMENT SECURITIES FUND INTO AIM INTERMEDIATE GOVERNMENT FUND
                       FOR THE YEAR ENDED JANUARY 31, 2003
                                   (UNAUDITED)

                                                                       INVESCO                                         AIM
                                                                         U.S.            AIM                      INTERMEDIATE
                                                                      GOVERNMENT     INTERMEDIATE                  GOVERNMENT
                                                                      SECURITIES      GOVERNMENT                    PRO FORMA
                                                                         FUND            FUND      ADJUSTMENTS      COMBINING
------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                             $  6,926,172    $ 54,416,162    $       -    $ 61,342,334
------------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                    -       2,538,262            -       2,538,262
------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                           6,926,172      56,954,424            -      63,880,596
==============================================================================================================================

EXPENSES:
Advisory fees                                                             864,740       4,362,453     (395,457)      4,831,736
------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                               80,838         230,827      (42,213)        269,452
------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                             23,819         128,847            -         152,666
------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                                9,729       1,183,880       (2,757)      1,190,852
------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                                9,507       5,468,566            -       5,478,073
------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                               48,596       1,169,153            -       1,217,749
------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class R                                                    -             803            -             803
------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Investor Class                                       371,655               -            -         371,655
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                        -         149,884            -         149,884
------------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                   129,391         113,063     (108,009)        134,445
------------------------------------------------------------------------------------------------------------------------------
Professional fees                                                          30,399          41,485      (18,369)         53,515
------------------------------------------------------------------------------------------------------------------------------
Registration & filing fees                                                 35,921         191,398            -         227,319
------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                                       701,634       2,064,859     (313,350)      2,453,143
------------------------------------------------------------------------------------------------------------------------------
Directors'/trustees' fees                                                  23,989          14,756            -          38,745
------------------------------------------------------------------------------------------------------------------------------
Other                                                                       9,191         115,977            -         125,168
------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                     2,339,409      15,235,951     (880,155)     16,695,205
------------------------------------------------------------------------------------------------------------------------------
Less:       Fees waived                                                  (716,173)        (32,230)     716,173         (32,230)
------------------------------------------------------------------------------------------------------------------------------
            Expenses paid indirectly                                         (158)        (15,863)           -         (16,021)
------------------------------------------------------------------------------------------------------------------------------
            Net expenses                                                1,623,078      15,187,858     (163,982)     16,646,954
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   5,303,094      41,766,566      163,982      47,233,642
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
Net realized gain (loss) from investment securities                     3,684,254      14,039,823            -      17,724,077
------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment
securities                                                              3,019,035      31,094,752            -      34,113,787
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investment securities                              6,703,289      45,134,575            -      51,837,864
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $ 12,006,383    $ 86,901,141    $ 163,982    $ 99,071,506
==============================================================================================================================


















 SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
   OF INVESCO U.S. GOVERNMENT SECURITIES INTO AIM INTERMEDIATE GOVERNMENT FUND
                                January 31, 2003
                                   (UNAUDITED)


NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") between AIM Intermediate Government Fund and INVESCO U.S. Government Securities Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan would be accomplished by an exchange of shares of AIM Intermediate Government Fund for the net assets of INVESCO U.S. Government Securities Fund and the distribution of AIM Intermediate Government Fund shares to INVESCO U.S. Government Securities shareholders. If the Agreement and Plan were to have taken place at January 31, 2003, INVESCO U.S. Government Securities Fund Class A, Class B and Class C shareholders would have received 621,885, 160,292 and 715,962 shares of AIM Intermediate Government Fund - Class A, Class B and Class C shares, respectively. INVESCO U.S. Government Securities Fund - Investor Class shareholders would have received 17,299,591 shares of AIM Intermediate Government Fund - Investor Class shares.


NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory agreement of AIM Intermediate Government Fund, the advisory fees based on pro forma combined assets for the year ended January 31, 2003 were $4,831,736. The advisory fees were adjusted to reflect the advisory fee rates in effect for AIM Intermediate Government Fund. Correspondingly, the advisory fee waivers have been adjusted to reflect the termination of the INVESCO U.S. Government Securities Fund expense limitation.

(b) Pursuant to the master administrative services agreement for AIM Intermediate Government Fund, fees calculated on pro forma combined assets for the year ended January 31, 2003 were $269,452. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the AIM Intermediate Government Fund.

(c) Pursuant to the terms of the master distribution agreement for Class A shares of the AIM Intermediate Government Fund, the Fund pays AIM Distributors, Inc. a fee calculated at 0.25% of the average daily net assets of Class A shares. The Class A distribution fees on the pro forma combined assets for the year ended January 31, 2003 were $1,190,852. The distribution fees were adjusted to reflect the distribution rate paid in accordance with AIM Intermediate Government Fund's Class A distribution agreement.

(d) Reports to shareholders expenses were reduced by $108,009 to eliminate the effects of duplicative fixed costs of production of reports to shareholders.

(e) Professional fees were reduced by $18,369 to eliminate the effects of duplicative fixed costs of professional services fees.

(f) Transfer agent fees were reduced by $313,350 to reflect the fees on the pro forma combined number of open accounts under the transfer agency and service agreement for AIM Intermediate Government Fund.


NOTE 3 - MERGER COSTS

Merger costs related to the Agreement and Plan are estimated at approximately $125,750 and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of INVESCO U.S. Government Securities Fund carrying out their obligations under the Agreement and Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc. has agreed to pay 100% of these costs.

                                                                   APPENDIX VIII


                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS *
            OF INVESCO CASH RESERVES FUND INTO AIM MONEY MARKET FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)

               PAR (000)
----------------------------------
  INVESCO      AIM        AIM
    CASH      MONEY   MONEY MARKET
  RESERVES    MARKET      FUND
    FUND       FUND    PRO FORMA
                       COMBINING
----------------------------------
                                    COMMERCIAL PAPER - 26.66%                                                            (a)
                                    ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES - 4.59%
                                    Atlantis One Funding Corp. (Rabobank-ABS Program Sponsor)                            (b)
$  15,000   $ 20,000   $ 35,000        1.59%, 03/17/03
---------------------------------------------------------------------------------------------------------------------------------
   30,000     70,000    100,000        1.30%, 03/25/03
=================================================================================================================================

=================================================================================================================================

                                    ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES - 1.43%
                                    Thunder Bay Funding Inc. (Royal Bank of Canada-ABS Program Sponsor)
        -     42,141     42,141        1.28%, 04/21/03                                                                   (b)
=================================================================================================================================

                                    ASSET-BACKED SECURITIES-FULLY BACKED - 1.95%
                                    Aquinas Funding LLC (Rabobank-ABS Program Sponsor)
   20,000          -     20,000        1.36%, 03/27/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Enterprise Funding Corp. (Bank of America N.A.-ABS Program Sponsor)
   37,210          -     37,210        1.67%, 02/04/03                                                                   (b)
=================================================================================================================================

                                    ASSET-BACKED SECURITIES-MULTI-PURPOSE - 5.06%
                                    Edison Asset Securitization, LLC (GE Capital Corp.-ABS Program Sponsor)
        -     32,000     32,000        1.67%, 02/03/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Falcon Asset Securitization Corp. (Bank One N.A.-ABS Program Sponsor)
        -     38,000     38,000        1.27%, 02/24/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Preferred Receivables Funding Corp. (Bank One N.A.-ABS Program Sponsor)
        -     19,170     19,170        1.33%, 03/12/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Quincy Capital Corp. (Bank of America N.A.-ABS Program Sponsor)
   24,639          -     24,639        1.28%, 04/15/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program Sponsor)
   10,000     25,000     35,000        1.70%, 03/28/03                                                                   (b)
=================================================================================================================================

=================================================================================================================================

                                    ASSET-BACKED SECURITIES-TRADE RECEIVABLES - 8.48%
                                    Bills Securitization Ltd. (Germany) (Deutsche Bank A.G.-ABS Program Sponsor)
        -     50,000     50,000        1.28%, 06/23/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS Program Sponsor)
        -     62,309     62,309        1.30%, 02/19/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    Eureka Securitization, Inc. (Citibank N.A.-ABS Program Sponsor)
        -     29,500     29,500        1.28%, 03/06/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
   47,700          -     47,700        1.28%, 03/26/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    FCAR Owner Trust-Series II (Ford Motor Credit Co.-ABS Program Sponsor)
   15,000          -     15,000        1.71%, 03/06/03
---------------------------------------------------------------------------------------------------------------------------------
        -     25,000     25,000        1.52%, 04/25/03
---------------------------------------------------------------------------------------------------------------------------------
                                    New Center Asset Trust (General Motors Acceptance Corp.-ABS Program Sponsor)
        -     20,000     20,000        1.59%, 04/03/03                                                                   (b)
=================================================================================================================================

=================================================================================================================================

                                    BANKS - 1.36%
                                    Stadshypotek Delaware, Inc. (Svenska Handelsbanken A.B.-ABS Program Sponsor)
   40,000          -     40,000        1.37%, 02/13/03                                                                   (b)
=================================================================================================================================

                                    DIVERSIFIED FINANCIAL SERVICES - 3.79%
                                    Fortis Funding LLC
   25,000          -     25,000        1.59%, 03/27/03                                                                   (b)
---------------------------------------------------------------------------------------------------------------------------------
                                    General Electric Capital Corp.
        -     40,000     40,000        1.58%, 04/03/03
---------------------------------------------------------------------------------------------------------------------------------
                                    Morgan Stanley, Floating Rate,
        -     14,200     14,200        1.39%, 02/21/03                                                                   (c)
---------------------------------------------------------------------------------------------------------------------------------
                                    National Australia Funding (Delaware) Inc.
    7,000     25,000     32,000        2.09%, 02/07/03
=================================================================================================================================

=================================================================================================================================

                                    Total Commercial Paper (Cost $782,475,140)
=================================================================================================================================

                                                                                                      MARKET VALUE
                                                                                     ----------------------------------------------
                                                                                        INVESCO           AIM             AIM
                                                                                          CASH           MONEY        MONEY MARKET
                                                                                        RESERVES         MARKET           FUND
                                                                                          FUND            FUND         PRO FORMA
                                                                                                                       COMBINING
                                                                                     ----------------------------------------------
COMMERCIAL PAPER - 26.66%                                                (a)
ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES - 4.59%
Atlantis One Funding Corp. (Rabobank-ABS Program Sponsor)                (b)
   1.59%, 03/17/03                                                                   $ 14,972,021  $   19,961,133    $ 34,933,154
---------------------------------------------------------------------------------------------------------------------------------
   1.30%, 03/25/03                                                                     29,945,771      69,868,555      99,814,326
=================================================================================================================================
                                                                                       44,917,792      89,829,688     134,747,480
=================================================================================================================================

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES - 1.43%
Thunder Bay Funding Inc. (Royal Bank of Canada-ABS Program Sponsor)
   1.28%, 04/21/03                                                       (b)                    -      42,022,631      42,022,631
=================================================================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED - 1.95%
Aquinas Funding LLC (Rabobank-ABS Program Sponsor)
   1.36%, 03/27/03                                                       (b)           19,960,622               -      19,960,622
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Funding Corp. (Bank of America N.A.-ABS Program Sponsor)
   1.67%, 02/04/03                                                       (b)           37,208,264               -      37,208,264
=================================================================================================================================
                                                                                       57,168,886               -      57,168,886
=================================================================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE - 5.06%
Edison Asset Securitization, LLC (GE Capital Corp.-ABS Program Sponsor)
   1.67%, 02/03/03                                                       (b)                    -      31,997,031      31,997,031
---------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One N.A.-ABS Program Sponsor)
   1.27%, 02/24/03                                                       (b)                    -      37,969,167      37,969,167
---------------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One N.A.-ABS Program Sponsor)
   1.33%, 03/12/03                                                       (b)                    -      19,142,379      19,142,379
---------------------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp. (Bank of America N.A.-ABS Program Sponsor)
   1.28%, 04/15/03                                                       (b)           24,576,756               -      24,576,756
---------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program Sponsor)
   1.70%, 03/28/03                                                       (b)            9,974,856      24,935,069      34,909,925
=================================================================================================================================
                                                                                       34,551,612     114,043,646     148,595,258
=================================================================================================================================

ASSET-BACKED SECURITIES-TRADE RECEIVABLES - 8.48%
Bills Securitization Ltd. (Germany) (Deutsche Bank A.G.-
ABS Program Sponsor)
   1.28%, 06/23/03                                                       (b)                    -      49,747,556      49,747,556
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank N.A.-ABS Program Sponsor)
   1.30%, 02/19/03                                                       (b)                    -      62,268,499      62,268,499
---------------------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank N.A.-ABS Program Sponsor)
   1.28%, 03/06/03                                                       (b)                    -      29,465,387      29,465,387
---------------------------------------------------------------------------------------------------------------------------------
   1.28%, 03/26/03                                                       (b)           47,613,467               -      47,613,467
---------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit Co.-ABS Program Sponsor)
   1.71%, 03/06/03                                                                     14,977,774               -      14,977,774
---------------------------------------------------------------------------------------------------------------------------------
   1.52%, 04/25/03                                                                              -      24,912,389      24,912,389
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust (General Motors Acceptance
Corp.-ABS Program Sponsor)
   1.59%, 04/03/03                                                       (b)                    -      19,946,117      19,946,117
=================================================================================================================================
                                                                                       62,591,241     186,339,948     248,931,189
=================================================================================================================================

BANKS - 1.36%
Stadshypotek Delaware, Inc. (Svenska Handelsbanken A.B.-
ABS Program Sponsor)
   1.37%, 02/13/03                                                       (b)           39,984,798               -      39,984,798
=================================================================================================================================

DIVERSIFIED FINANCIAL SERVICES- 3.79%
Fortis Funding LLC
   1.59%, 03/27/03                                                       (b)           24,942,339               -      24,942,339
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.
   1.58%, 04/03/03                                                                              -      39,892,911      39,892,911
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate,
   1.39%, 02/21/03                                                       (c)                    -      14,200,000      14,200,000
---------------------------------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware) Inc.
   2.09%, 02/07/03                                                                      6,998,356      24,991,292      31,989,648
=================================================================================================================================
                                                                                       31,940,695      79,084,203     111,024,898
=================================================================================================================================

Total Commercial Paper (Cost $782,475,140)                                            271,155,024     511,320,116     782,475,140
=================================================================================================================================

               PAR (000)
----------------------------------
  INVESCO      AIM        AIM
    CASH      MONEY   MONEY MARKET
  RESERVES    MARKET      FUND
    FUND       FUND    PRO FORMA
                       COMBINING
----------------------------------
                                    U.S. GOVERNMENT AGENCY SECURITIES - 23.30%
                                    FEDERAL HOME LOAN BANK- 17.32%
                                    Disc. Notes,
  410,000          -    410,000        1.19%, 02/03/03
-----------------------------------------------------------------------------------------------------------------------------------
                                    Unsec. Bonds,
        -     40,000     40,000        1.61%, 12/08/03
-----------------------------------------------------------------------------------------------------------------------------------
        -     30,000     30,000        1.70%, 12/08/03
-----------------------------------------------------------------------------------------------------------------------------------
        -     18,000     18,000        3.75%, 02/13/04
-----------------------------------------------------------------------------------------------------------------------------------
   10,000          -     10,000        1.50%, 02/17/04
-----------------------------------------------------------------------------------------------------------------------------------



                                    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)- 3.40%
                                    Disc. Notes
   25,000     75,000    100,000        1.29%, 04/25/03                                                                   (a)
-----------------------------------------------------------------------------------------------------------------------------------
                                    OVERSEAS PRIVATE INVESTMENT CORP.- 2.58%                                             (d)(e)
                                    Gtd. Floating Rate Participation Ctfs.,
        -     18,000     18,000        1.36%, 07/15/03
-----------------------------------------------------------------------------------------------------------------------------------
        -      3,700      3,700        1.24%, 01/15/15
-----------------------------------------------------------------------------------------------------------------------------------
        -     53,900     53,900        1.24%, 05/15/15
-----------------------------------------------------------------------------------------------------------------------------------


                                    Total U.S. Government Agency Securities (Cost $683,738,135)

                                    MASTER NOTE AGREEMENTS - 5.11%                                                       (f)
                                    Merrill Lynch Mortgage Capital, Inc.
$       -   $ 70,000   $ 70,000        1.47%, 08/18/03                                                                   (g)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Morgan Stanley, Floating Rate
        -     80,000     80,000        1.38%, 03/17/03                                                                   (d)(h)
-----------------------------------------------------------------------------------------------------------------------------------

                                           Total Master Note Agreements (Cost $150,000,000)


                                    ASSET-BACKED NOTES - 5.10%
                                    FULLY BACKED - 1.02%
                                    Capital One Auto Finance Trust-Series 2002-B, Class A1
   13,648     16,247     29,895        1.76%, 09/15/03                                                                   (i)
-----------------------------------------------------------------------------------------------------------------------------------

                                    STRUCTURED INVESTMENT VEHICLES - 3.75%
                                    Beta Finance Inc., Floating Rate (Citibank International PLC-ABS Program Sponsor)    (b)(c)
   15,000          -     15,000        2.60%, 06/02/03
-----------------------------------------------------------------------------------------------------------------------------------
        -     50,000     50,000        1.37%, 10/07/03
-----------------------------------------------------------------------------------------------------------------------------------
        -     45,000     45,000        1.37%, 10/14/03
-----------------------------------------------------------------------------------------------------------------------------------



                                    TRADE RECEIVABLES - 0.33%
                                    World Omni Auto Receivables Trust-Series 2002-A, Class A1
    5,659      4,018      9,677        1.87%, 07/15/03
-----------------------------------------------------------------------------------------------------------------------------------

                                    Total Asset-Backed Notes (Cost $149,619,979)

                                    PROMISSORY NOTES - 4.70%
                                    Goldman Sachs Group, Inc. (The)                                                      (b)(c)
   40,000          -     40,000        1.51%, 02/28/03
-----------------------------------------------------------------------------------------------------------------------------------
        -     48,000     48,000        1.50%, 03/05/03
-----------------------------------------------------------------------------------------------------------------------------------
        -     50,000     50,000        1.53%, 03/21/03
-----------------------------------------------------------------------------------------------------------------------------------

                                    Total Promissory Notes (Cost $138,000,000)

                                    VARIABLE RATE DEMAND NOTES - 4.04%
                                    CORPORATE GUARANTEED - 0.34%
                                    Mississippi (State of) Business Finance Corp. (GE Plastics Project); IDR,
        -     10,000     10,000        1.36%, 02/01/23                                                                   (d)(j)(k)
-----------------------------------------------------------------------------------------------------------------------------------

                                    INSURED - 0.22%                                                                      (d)(i)
                                    Michigan (State of) Housing Development Authority; Series C RB,
        -      6,405      6,405        1.34%, 12/01/20
-----------------------------------------------------------------------------------------------------------------------------------

                                    LETTER OF CREDIT GUARANTEED - 3.48%                                                  (d)(e)(l)
                                    Capital One Funding Corp. -
                                       Series 00-D, Floating Rate Notes (LOC-Bank One, N.A.),
        -      7,600      7,600        1.40%, 05/01/26
-----------------------------------------------------------------------------------------------------------------------------------
                                    Colorado (State of) Health Facilities Authority (National Benevolent Association); Series E RB
                                    (LOC-KBC Bank N.V.),
        -      9,650      9,650        1.40%, 03/01/30
-----------------------------------------------------------------------------------------------------------------------------------
                                    Family Express Corp., LLC-Series A, Loan Program Notes (LOC-First of America Bank N.A.),
        -      9,070      9,070        1.39%, 04/01/28
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET VALUE
                                                                                     ---------------------------------------------
                                                                                        INVESCO           AIM            AIM
                                                                                          CASH           MONEY       MONEY MARKET
                                                                                        RESERVES         MARKET          FUND
                                                                                          FUND            FUND        PRO FORMA
                                                                                                                      COMBINING
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 23.30%
FEDERAL HOME LOAN BANK - 17.32%
Disc. Notes,
   1.19%, 02/03/03                                                                   $410,000,000  $            -    $410,000,000
---------------------------------------------------------------------------------------------------------------------------------
Unsec. Bonds,
   1.61%, 12/08/03                                                                              -      40,000,000      40,000,000
---------------------------------------------------------------------------------------------------------------------------------
   1.70%, 12/08/03                                                                              -      30,000,000      30,000,000
---------------------------------------------------------------------------------------------------------------------------------
   3.75%, 02/13/04                                                                              -      18,433,882      18,433,882
---------------------------------------------------------------------------------------------------------------------------------
   1.50%, 02/17/04                                                                     10,000,000               -      10,000,000
=================================================================================================================================
                                                                                      420,000,000      88,433,882     508,433,882
=================================================================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.40%
Disc. Notes
   1.29%, 04/25/03                                                       (a)           24,927,315      74,776,938      99,704,253
=================================================================================================================================
OVERSEAS PRIVATE INVESTMENT CORP.- 2.58%                                 (d)(e)
Gtd. Floating Rate Participation Ctfs.,
   1.36%, 07/15/03                                                                              -      18,000,000      18,000,000
---------------------------------------------------------------------------------------------------------------------------------
   1.24%, 01/15/15                                                                              -       3,700,000       3,700,000
---------------------------------------------------------------------------------------------------------------------------------
   1.24%, 05/15/15                                                                              -      53,900,000      53,900,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                -      75,600,000      75,600,000
=================================================================================================================================
Total U.S. Government Agency Securities (Cost $683,738,135)                           444,927,315     238,810,820     683,738,135
=================================================================================================================================
MASTER NOTE AGREEMENTS - 5.11%                                            (f)
Merrill Lynch Mortgage Capital, Inc.
   1.47%, 08/18/03                                                       (g)         $          -  $   70,000,000    $ 70,000,000
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate
   1.38%, 03/17/03                                                       (d)(h)                 -      80,000,000      80,000,000
=================================================================================================================================
       Total Master Note Agreements (Cost $150,000,000)                                         -     150,000,000     150,000,000
=================================================================================================================================

ASSET-BACKED NOTES - 5.10%
FULLY BACKED - 1.02%
Capital One Auto Finance Trust-Series 2002-B, Class A1
   1.76%, 09/15/03                                                       (i)           13,647,840      16,247,429      29,895,269
=================================================================================================================================
STRUCTURED INVESTMENT VEHICLES - 3.75%
Beta Finance Inc., Floating Rate (Citibank International
PLC-ABS Program Sponsor)                                                 (b)(c)
   2.60%, 06/02/03                                                                     15,047,625               -      15,047,625
---------------------------------------------------------------------------------------------------------------------------------
   1.37%, 10/07/03                                                                              -      50,000,000      50,000,000
---------------------------------------------------------------------------------------------------------------------------------
   1.37%, 10/14/03                                                                              -      45,000,000      45,000,000
=================================================================================================================================
                                                                                       15,047,625      95,000,000     110,047,625
=================================================================================================================================
TRADE RECEIVABLES - 0.33%
World Omni Auto Receivables Trust-Series 2002-A, Class A1
   1.87%, 07/15/03                                                                      5,659,114       4,017,971       9,677,085
=================================================================================================================================
Total Asset-Backed Notes (Cost $149,619,979)                                           34,354,579     115,265,400     149,619,979
=================================================================================================================================
PROMISSORY NOTES - 4.70%
Goldman Sachs Group, Inc. (The)                                          (b)(c)
   1.51%, 02/28/03                                                                     40,000,000               -      40,000,000
---------------------------------------------------------------------------------------------------------------------------------
   1.50%, 03/05/03                                                                              -      48,000,000      48,000,000
---------------------------------------------------------------------------------------------------------------------------------
   1.53%, 03/21/03                                                                              -      50,000,000      50,000,000
=================================================================================================================================
Total Promissory Notes (Cost $138,000,000)                                             40,000,000      98,000,000     138,000,000
=================================================================================================================================
VARIABLE RATE DEMAND NOTES - 4.04%
CORPORATE GUARANTEED - 0.34%
Mississippi (State of) Business Finance Corp.
(GE Plastics Project); IDR,
   1.36%, 02/01/23                                                       (d)(j)(k)              -      10,000,000      10,000,000
=================================================================================================================================
INSURED - 0.22%                                                           (d)(i)
Michigan (State of) Housing Development Authority; Series C RB,
   1.34%, 12/01/20                                                                              -       6,405,000       6,405,000
=================================================================================================================================
LETTER OF CREDIT GUARANTEED - 3.48%                                       (d)(e)(l)
Capital One Funding Corp. -
   Series 00-D, Floating Rate Notes (LOC-Bank One, N.A.),
   1.40%, 05/01/26                                                                              -       7,600,000       7,600,000
---------------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
(National Benevolent Association); Series E RB
(LOC-KBC Bank N.V.),
   1.40%, 03/01/30                                                                              -       9,650,000       9,650,000
---------------------------------------------------------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
Program Notes (LOC-First of America Bank N.A.),
   1.39%, 04/01/28                                                                              -       9,070,000       9,070,000
---------------------------------------------------------------------------------------------------------------------------------

               PAR (000)
----------------------------------
  INVESCO      AIM        AIM
    CASH      MONEY   MONEY MARKET
  RESERVES    MARKET      FUND
    FUND       FUND    PRO FORMA
                       COMBINING
----------------------------------
                                    Health Midwest Ventures-Series 94-A, Floating Rate Notes
                                       (LOC-Bank of America N.A.),
        -     16,330     16,330        2.08%, 08/01/19
--------------------------------------------------------------------------------------------------------------
                                    KBL Capital Fund Inc.-Series A, Loan Program Notes
                                       (LOC-National City Bank),
        -     16,730     16,730        1.39%, 05/01/27
--------------------------------------------------------------------------------------------------------------
                                    Miami-Dade (County of) Industrial Development Authority
                                       (Dolphins Stadium); IDR (LOC-Societe Generale),
        -        100        100        1.40%, 07/01/22
--------------------------------------------------------------------------------------------------------------
                                    Mississippi (State of) Business Finance Corp.
                                       (Telepak Inc. Project); IDR
                                       (LOC-Wachovia Bank N.A.),
        -     20,000     20,000        1.34%, 09/01/15
--------------------------------------------------------------------------------------------------------------
                                    Mississippi (State of) Business Finance Corp.
                                       (Viking Range Corp. Project);
                                       IDR (LOC-Bank of America N.A.),
        -     15,230     15,230        1.41%, 06/01/15
--------------------------------------------------------------------------------------------------------------
                                    Port Blakely Communities; Series C RB
                                       (LOC-Bank of America N.A.),
        -      7,500      7,500        1.35%, 02/15/21
==============================================================================================================

==============================================================================================================
                                    Total Variable Rate Demand Notes (Cost $118,615,000)
==============================================================================================================
                                    CERTIFICATES OF DEPOSIT - 3.54%
                                    Danske Bank A/S (Denmark)
        -     11,000     11,000        2.00%, 08/01/03
--------------------------------------------------------------------------------------------------------------
                                    HBOS Treasury Services PLC (United Kingdom)
   20,000          -     20,000        1.52%, 05/06/03
--------------------------------------------------------------------------------------------------------------
                                    Lloyds TSB Bank PLC-New York (United Kingdom)
        -     32,000     32,000        2.15%, 02/10/03
--------------------------------------------------------------------------------------------------------------
                                    Svenska Handelsbanken A.G. (Sweden)
        -     41,000     41,000        1.77%, 02/28/03
==============================================================================================================
                                    Total Certificates Of Deposit (Cost $104,000,000)
==============================================================================================================

                                    MEDIUM TERM NOTES- 2.69%
                                    M-Market Trust Lilly-Series 2002-B, Floating Rate Notes,     (b)(j)
        -     50,000     50,000        1.43%, 12/03/03
--------------------------------------------------------------------------------------------------------------
                                    Morgan Stanley, Sr. Floating Rate Notes,
   29,000     -          29,000        1.62%, 02/21/03
==============================================================================================================
                                    Total Medium Term Notes (Cost $79,042,630)
==============================================================================================================
                                    Total Investments (excluding Repurchase Agreements)
                                       (Cost $2,205,490,884)
==============================================================================================================

                                    REPURCHASE AGREEMENTS- 28.68%                                (m)
                                    BNP Paribas Securities Corp. (France)
        -    312,640    312,640        1.34%, 02/03/03                                           (n)
--------------------------------------------------------------------------------------------------------------
                                    Goldman Sachs Group, Inc. (The)
  179,238          -    179,238        1.34%, 02/03/03                                           (o)(p)
--------------------------------------------------------------------------------------------------------------
                                    Greenwich Capital Markets, Inc.
        -     87,000     87,000        1.34%, 02/03/03                                           (q)
--------------------------------------------------------------------------------------------------------------
                                    Morgan Stanley
        -    175,000    175,000        1.33%, 02/03/03                                           (r)
--------------------------------------------------------------------------------------------------------------
                                    Salomon Smith Barney Inc.
        -     88,000     88,000        1.34%, 02/03/03                                           (s)
==============================================================================================================
                                    Total Repurchase Agreements (Cost $841,877,693)
==============================================================================================================

                                    TOTAL INVESTMENTS - (COST $3,047,368,577) -103.82%           (t)
                                    ==========================================================================
                                    OTHER ASSETS LESS LIABILITIES--(3.81)%
                                    ==========================================================================
                                    ACCRUED MERGER EXPENSES--(0.01)%
                                    ==========================================================================
                                    NET ASSETS- 100.00%
                                    ==========================================================================
                                                                                               MARKET VALUE
                                                                          ------------------------------------------------------
                                                                             INVESCO               AIM                 AIM
                                                                               CASH               MONEY            MONEY MARKET
                                                                             RESERVES             MARKET               FUND
                                                                               FUND                FUND             PRO FORMA
                                                                                                                    COMBINING
-------------------------------------------------------------------------------------------------------------------------------
Health Midwest Ventures-Series 94-A, Floating Rate Notes
   (LOC-Bank of America N.A.),
   2.08%, 08/01/19                                                        $          -      $   16,330,000        $ 16,330,000
-------------------------------------------------------------------------------------------------------------------------------
KBL Capital Fund Inc.-Series A, Loan Program Notes
   (LOC-National City Bank),
   1.39%, 05/01/27                                                                   -          16,730,000          16,730,000
-------------------------------------------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development Authority
   (Dolphins Stadium); IDR (LOC-Societe Generale),
   1.40%, 07/01/22                                                                   -             100,000             100,000
-------------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
   (Telepak Inc. Project); IDR
   (LOC-Wachovia Bank N.A.),
   1.34%, 09/01/15                                                                   -          20,000,000          20,000,000
-------------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
   (Viking Range Corp. Project);
   IDR (LOC-Bank of America N.A.),
   1.41%, 06/01/15                                                                   -          15,230,000          15,230,000
-------------------------------------------------------------------------------------------------------------------------------
Port Blakely Communities; Series C RB
   (LOC-Bank of America N.A.),
   1.35%, 02/15/21                                                                   -           7,500,000           7,500,000
==============================================================================================================================
                                                                                     -         102,210,000         102,210,000
==============================================================================================================================
Total Variable Rate Demand Notes (Cost $118,615,000)                                 -         118,615,000         118,615,000
==============================================================================================================================

CERTIFICATES OF DEPOSIT- 3.54%
Danske Bank A/S (Denmark)
   2.00%, 08/01/03                                                                   -          11,000,000          11,000,000
-------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
   1.52%, 05/06/03                                                          20,000,000                   -          20,000,000
-------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC-New York (United Kingdom)
   2.15%, 02/10/03                                                                   -          32,000,000          32,000,000
-------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken A.G. (Sweden)
   1.77%, 02/28/03                                                                   -          41,000,000          41,000,000
==============================================================================================================================
Total Certificates Of Deposit (Cost $104,000,000)                           20,000,000          84,000,000         104,000,000
==============================================================================================================================

MEDIUM TERM NOTES- 2.69%
M-Market Trust Lilly-Series 2002-B, Floating Rate Notes,     (b)(j)
   1.43%, 12/03/03                                                                   -          50,000,000          50,000,000
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Sr. Floating Rate Notes,
   1.62%, 02/21/03                                                          29,042,630                   -          29,042,630
==============================================================================================================================
Total Medium Term Notes (Cost $79,042,630)                                  29,042,630          50,000,000          79,042,630
==============================================================================================================================
Total Investments (excluding Repurchase Agreements)
   (Cost $2,205,490,884)                                                   839,479,548       1,366,011,336       2,205,490,884
==============================================================================================================================

REPURCHASE AGREEMENTS- 28.68%                                (m)
BNP Paribas Securities Corp. (France)
   1.34%, 02/03/03                                           (n)                     -         312,639,950         312,639,950
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
   1.34%, 02/03/03                                           (o)(p)        179,237,743                   -         179,237,743
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
   1.34%, 02/03/03                                           (q)                     -          87,000,000          87,000,000
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
   1.33%, 02/03/03                                           (r)                     -         175,000,000         175,000,000
-------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
   1.34%, 02/03/03                                           (s)                     -          88,000,000          88,000,000
==============================================================================================================================
Total Repurchase Agreements (Cost $841,877,693)                            179,237,743         662,639,950         841,877,693
==============================================================================================================================

TOTAL INVESTMENTS - (COST $3,047,368,577) -103.82%           (t)         1,018,717,291       2,028,651,286       3,047,368,577
==============================================================================================================================
OTHER ASSETS LESS LIABILITIES--(3.81)%                                     (70,521,719)        (41,315,549)       (111,837,268)
==============================================================================================================================
ACCRUED MERGER EXPENSES--(0.01)%                                                     -                   -            (158,875)
==============================================================================================================================
NET ASSETS- 100.00%                                                      $ 948,195,572     $ 1,987,335,737     $ 2,935,372,434
==============================================================================================================================

Investment Abbreviations:

       ABS      Asset Backed Security
     Ctfs.      Certificates
     Disc.      Discounted
      Gtd.      Guaranteed
      IDR       Industrial Development Revenue Bonds
      LOC       Letter of Credit
       RB       Revenue Bonds
     Unsec.     Unsecured

Notes to Pro Forma Combining Schedule of Investments:

     (a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by INVESCO Cash Reserves Fund or AIM Money Market Fund.

     (b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The AIM Money Market Fund have no rights to demand registration of these securities. The aggregate market value of the securities for INVESCO Cash Reserves Fund at 01/31/03 was $319,204,293, which represented 33.66% of the INVESCO Cash Reserves Fund's net assets. The aggregate market value of the securities for AIM Money Market Fund at 01/31/03 was $675,235,913, which represented 33.98% of the INVESCO Cash Reserves Fund's net assets. The aggregate market value of all unregistered securities at 01/31/03 was $994,440,206, which represented 33.88% of the pro forma combining net assets of AIM Money Market Fund.

     (c) Interest rates are redetermined daily. Rate shown is the rate in effect on 01/31/03.

     (d) Demand securities; payable upon demand by INVESCO Cash Reserves Fund or AIM Money Market Fund with usually no more than seven calendar days' notice.

     (e) Interest rates are redetermined weekly. Rate shown is the rate in effect on 01/31/03.

     (f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

     (g) AIM Money Market Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/03.

     (h) AIM Money Market Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/03.

     (i) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Co.

     (j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 01/31/03.

     (k) Principal and interest payments are guaranteed by the corporate guarantor.

     (l) Principal and interest payments are guaranteed by the letter of credit agreement.

     (m) Collateral on repurchase agreements, including the AIM Money Markets Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the AIM Money Market Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

     (n) Joint repurchase agreement entered into 01/31/03 with a maturing value of $1,500,167,500. Collateralized by $1,435,763,000 U.S.
            Government obligations, 0% to 9.80%, due 02/03/03 to 07/15/32, with an aggregate market value at 01/31/03 of $1,530,001,170.

     (o) Repurchase agreements held by the INVESCO Cash Reserves Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the INVESCO Cash Reserves Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the INVESCO Cash Reserves Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (p) Repurchase agreement entered into 01/31/03 with a maturing value of $179,257,758 and collateralized by U.S. Government obligations.

     (q) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,833. Collateralized by $522,946,566 U.S.
            Government obligations, 0% to 9.38%, due 04/15/03 to 02/01/33, with an aggregate market value at 01/31/03 of $510,005,577.

     (r) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,417. Collateralized by $488,214,008 U.S.
            Government obligations, 5.50% to 6.50%, due 05/01/16 to 01/01/33, with an aggregate market value at 01/31/03 of $510,000,000.

     (s) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,833. Collateralized by $501,936,317 U.S.
            Government obligations, 5.00% to 7.50%, due 01/01/16 to 08/01/32, with an aggregate market value at 01/31/03 of $523,699,154.

     (t)    Also represents cost for federal income tax purposes.

             PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
            OF INVESCO CASH RESERVES FUND INTO AIM MONEY MARKET FUND
                                JANUARY 31, 2003
                                  (UNAUDITED)

                                                                                                                 AIM
                                                           INVESCO             AIM                           MONEY MARKET
                                                             CASH             MONEY                             FUND
                                                           RESERVES          MARKET                           PRO FORMA
                                                             FUND             FUND          ADJUSTMENTS       COMBINING
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, excluding repurchase agreements at value
(amortized cost)                                        $  839,479,548   $1,366,011,336    $          -    $2,205,490,884
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                      179,237,743      662,639,950               -       841,877,693
-------------------------------------------------------------------------------------------------------------------------
Cash                                                            39,863                -                            39,863
-------------------------------------------------------------------------------------------------------------------------
Receivables for:
   Fund shares sold                                          5,202,298       13,995,045               -        19,197,343
-------------------------------------------------------------------------------------------------------------------------
   Interest                                                    536,595        1,951,751               -         2,488,346
-------------------------------------------------------------------------------------------------------------------------
   Due from advisor                                                  -                -         158,875           158,875
-------------------------------------------------------------------------------------------------------------------------
Investment for deferred compensation                            37,380           71,741               -           109,121
-------------------------------------------------------------------------------------------------------------------------
Other assets                                                   104,233          472,611               -           576,844
-------------------------------------------------------------------------------------------------------------------------
          Total assets                                   1,024,637,660    2,045,142,434         158,875     3,069,938,969
=========================================================================================================================

LIABILITIES:
Payables for:
   Fund shares reacquired                                   76,240,425       56,009,944               -       132,250,369
-------------------------------------------------------------------------------------------------------------------------
   Dividends                                                     9,384           31,925               -            41,309
-------------------------------------------------------------------------------------------------------------------------
   Deferred compensation plan                                   37,380           71,741               -           109,121
-------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                                       28,409          897,336               -           925,745
-------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          -          322,411               -           322,411
-------------------------------------------------------------------------------------------------------------------------
Accrued directors'/trustees' fees                                3,497            1,371               -             4,868
-------------------------------------------------------------------------------------------------------------------------
Accrued merger expenses                                              -                -         317,750           317,750
-------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                     122,993          471,969               -           594,962
-------------------------------------------------------------------------------------------------------------------------
          Total liabilities                                 76,442,088       57,806,697         317,750       134,566,535
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                948,195,572   $1,987,335,737   $    (158,875)   $2,935,372,434
=========================================================================================================================

NET ASSETS:
AIM Cash Reserve Shares                                 $            -   $1,188,726,767   $   4,727,672    $1,193,454,439
=========================================================================================================================
Class A                                                 $    4,792,267   $            -   $  (4,792,267)   $            -
=========================================================================================================================
Class B                                                 $      625,438   $  673,939,447   $     (36,508)   $  674,528,377
=========================================================================================================================
Class C                                                 $   40,978,055   $  117,100,349   $      (8,555)   $  158,069,849
=========================================================================================================================
Class R                                                 $            -   $    7,569,174   $        (410)   $    7,568,764
=========================================================================================================================
Investor Class                                          $  901,799,812   $            -   $     (48,807)   $  901,751,005
=========================================================================================================================


CAPITAL STOCK OUTSTANDING, $0.01 PAR VALUE PER SHARE (INVESCO CASH RESERVES
FUND):

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (AIM MONEY MARKET FUND):

AIM Cash Reserve Shares                                              -    1,188,740,482       4,792,267     1,193,532,749
=========================================================================================================================
Class A                                                      4,792,267                -      (4,792,267)                -
=========================================================================================================================
Class B                                                        625,438      673,899,311         625,438       674,524,749
=========================================================================================================================
Class C                                                     40,978,055      117,100,755      40,978,055       158,078,810
=========================================================================================================================
Class R                                                              -        7,569,398                         7,569,398
=========================================================================================================================
Investor Class                                             901,799,812                -     901,799,812       901,799,812
=========================================================================================================================

AIM Cash Reserve Shares:
   Net asset value and offering price per share                    N/A   $         1.00    $          -    $         1.00
=========================================================================================================================
Class A:
   Net asset value and offering price per share         $         1.00              N/A    $          -               N/A
=========================================================================================================================
Class B:
   Net asset value and offering price per share         $         1.00   $         1.00    $          -    $         1.00
=========================================================================================================================
Class C:
   Net asset value and offering price per share         $         1.00   $         1.00    $          -    $         1.00
=========================================================================================================================
Class R:
   Net asset value and offering price per share                    N/A   $         1.00    $          -    $         1.00
=========================================================================================================================
Investor Class:
   Net asset value and offering price per share         $         1.00              N/A    $          -    $         1.00
=========================================================================================================================


 SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
            OF INVESCO CASH RESERVES FUND INTO AIM MONEY MARKET FUND
                      FOR THE YEAR ENDED JANUARY 31, 2003
                                  (UNAUDITED)

                                                                                                          AIM
                                                          INVESCO          AIM                        MONEY MARKET
                                                           CASH           MONEY                          FUND
                                                         RESERVES         MARKET                       PRO FORMA
                                                           FUND            FUND        ADJUSTMENTS     COMBINING
------------------------------------------------------------------------------------------------------------------

Investment Income:
Interest                                               $ 17,385,256    $ 33,553,129    $         -    $ 50,938,385
==================================================================================================================

EXPENSES:
Advisory fees                                             3,776,066       9,633,042      1,132,980      14,542,088
------------------------------------------------------------------------------------------------------------------
Administrative services fees                                455,806         322,849       (341,754)        436,901
------------------------------------------------------------------------------------------------------------------
Custodian fees                                              115,503          65,141              -         180,644
------------------------------------------------------------------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares                      -       2,796,996          4,715       2,801,711
------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                  6,497               -         (6,497)              -
------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                  4,985       5,979,972            (36)      5,984,921
------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                375,728       1,090,779         (2,024)      1,464,483
------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class R                                      -           3,674              -           3,674
------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                     350,934         233,226       (236,725)        347,435
------------------------------------------------------------------------------------------------------------------
Professional fees                                            78,806          37,804         (8,663)        107,947
------------------------------------------------------------------------------------------------------------------
Registration fees                                           111,426         308,240              -         419,666
------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                       3,173,808       3,141,985     (1,639,619)      4,676,174
------------------------------------------------------------------------------------------------------------------
Directors'/trustees' fees                                    77,910          18,789              -          96,699
------------------------------------------------------------------------------------------------------------------
Other                                                        29,172         104,880              -         134,052
------------------------------------------------------------------------------------------------------------------
Total expenses                                            8,556,641      23,737,377     (1,097,623)     31,196,395
==================================================================================================================
Less: Fees reimbursed by distributor                       (268,998)       (437,656)       294,347        (412,307)
------------------------------------------------------------------------------------------------------------------
      Fees waived by advisor                                      -        (260,906)      (140,238)       (401,144)
------------------------------------------------------------------------------------------------------------------
      Expenses paid indirectly                              (10,972)        (25,632)             -         (36,604)
------------------------------------------------------------------------------------------------------------------
      Net expenses                                        8,276,671      23,013,183       (943,514)     30,346,340
------------------------------------------------------------------------------------------------------------------
Net investment income                                     9,108,585      10,539,946        943,514      20,592,045
------------------------------------------------------------------------------------------------------------------
Net realized gain from investment securities                      -          41,092              -          41,092
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations   $  9,108,585    $ 10,581,038    $   943,514    $ 20,633,137
==================================================================================================================


SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

Notes to Pro Forma Combining Schedule of Investments:

     (a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by INVESCO Cash Reserves Fund or AIM Money Market Fund.

     (b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The AIM Money Market Fund have no rights to demand registration of these securities. The aggregate market value of the securities for INVESCO Cash Reserves Fund at 01/31/03 was $319,204,293, which represented 33.66% of the INVESCO Cash Reserves Fund's net assets. The aggregate market value of the securities for AIM Money Market Fund at 01/31/03 was $675,235,913, which represented 33.98% of the INVESCO Cash Reserves Fund's net assets. The aggregate market value of all unregistered securities at 01/31/03 was $994,440,206, which represented 33.88% of the pro forma combining net assets of AIM Money Market Fund.

     (c) Interest rates are redetermined daily. Rate shown is the rate in effect on 01/31/03.

     (d) Demand securities; payable upon demand by INVESCO Cash Reserves Fund or AIM Money Market Fund with usually no more than seven calendar days' notice.

     (e) Interest rates are redetermined weekly. Rate shown is the rate in effect on 01/31/03.

     (f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

     (g) AIM Money Market Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/03.

     (h) AIM Money Market Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/03.

     (i) Principal and interest payments are secured by bond insurance provided by MBIA Insurance Co.

     (j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 01/31/03.

     (k) Principal and interest payments are guaranteed by the corporate guarantor.

     (l) Principal and interest payments are guaranteed by the letter of credit agreement.

     (m) Collateral on repurchase agreements, including the AIM Money Markets Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the AIM Money Market Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

     (n) Joint repurchase agreement entered into 01/31/03 with a maturing value of $1,500,167,500. Collateralized by $1,435,763,000 U.S.
            Government obligations, 0% to 9.80%, due 02/03/03 to 07/15/32, with an aggregate market value at 01/31/03 of $1,530,001,170.

     (o) Repurchase agreements held by the INVESCO Cash Reserves Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the INVESCO Cash Reserves Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the INVESCO Cash Reserves Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (p) Repurchase agreement entered into 01/31/03 with a maturing value of $179,257,758 and collateralized by U.S. Government obligations.

     (q) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,833. Collateralized by $522,946,566 U.S.
            Government obligations, 0% to 9.38%, due 04/15/03 to 02/01/33, with an aggregate market value at 01/31/03 of $510,005,577.

     (r) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,417. Collateralized by $488,214,008 U.S.
            Government obligations, 5.50% to 6.50%, due 05/01/16 to 01/01/33, with an aggregate market value at 01/31/03 of $510,000,000.

     (s) Joint repurchase agreement entered into 01/31/03 with a maturing value of $500,055,833. Collateralized by $501,936,317 U.S.
            Government obligations, 5.00% to 7.50%, due 01/01/16 to 08/01/32, with an aggregate market value at 01/31/03 of $523,699,154.

     (t)    Also represents cost for federal income tax purposes.

      * As of 1/31/03, all of the securities held by the INVESCO Cash Reserves Fund would comply with the compliance guidelines and/or investment restrictions of the AIM Money Market Fund.


See Accompanying Notes to Proforma Combining Financial Statements.

                                                                     APPENDIX IX

                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS *
           OF INVESCO TAX-FREE BOND FUND INTO AIM MUNICIPAL BOND FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------
                                     ALABAMA -- 1.32%
                                     Alabama (State of) Public School & College
                                     Authority; Capital Improvement Series 1999 C RB
 $     -   $   1,400   $     1,400       5.75%, 07/01/17
-------------------------------------------------------------------------------------------
                                     Birmingham (City of) Special Care Facilities
                                     Financing Authority (Children's Hospital of
                                     Alabama); Health Care Facility Series 2002 RB
       -       1,500         1,500       5.38%, 06/01/23                               (a)
-------------------------------------------------------------------------------------------
                                     Courtland (City of) Industrial Development
                                     Board (Champion International Corp. Project);
                                     Refunding Environmental Improvement Series
                                     1996 RB
       -       2,315         2,315       6.40%, 11/01/26                               (b)
-------------------------------------------------------------------------------------------
                                     Jefferson (County of);
                                         Capital Improvement Sewer Series 2001 A
                                         RB Wts.
       -       1,000         1,000       5.00%, 02/01/41                               (a)
-------------------------------------------------------------------------------------------
                                         Limited Tax School Series 2000 GO Wts.
   1,250           -         1,250       5.50%, 02/15/20                               (a)
-------------------------------------------------------------------------------------------
                                     Lauderdale (County of) & Florence (City of)
                                     Health Care Authority (Coffee Health Group);
                                     Series 2000 A RB
   1,000           -         1,000       6.00%, 07/01/29                               (a)
===========================================================================================

===========================================================================================

                                     ALASKA -- 0.48%
                                     Alaska (State of) Housing Finance Corp.;
                                     Collateralized First Veterans' Home Mortgage
                                     Series 1992 A-2 RB
     -         1,065         1,065      6.75%, 12/01/24                                (b)
-------------------------------------------------------------------------------------------
                                     Alaska (State of) Housing Finance Corp. (State
                                     Building Lease); Unlimited Tax Series 1999 GO
   2,000           -         2,000      5.75%, 04/01/17                                (a)
-------------------------------------------------------------------------------------------
                                     Alaska (State of) Individual Development &
                                     Export Authority (Revolving Fund-Lots 1-29);
                                     Refunding Series 1994 A RB
      85           -            85      5.70%, 04/01/04
===========================================================================================

===========================================================================================


                                     AMERICAN SAMOA -- 0.21%
                                     American Samoa (Territory of); Refunding
                                     Unlimited Tax Series 2000 GO
       -       1,280         1,280       6.00%, 09/01/08                               (a)
===========================================================================================
                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------
ALABAMA -- 1.32%
Alabama (State of) Public School & College
Authority; Capital Improvement Series 1999 C RB
    5.75%, 07/01/17                                       $      -   $ 1,561,897  $  1,561,897
----------------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
Financing Authority (Children's Hospital of
Alabama); Health Care Facility Series 2002 RB
    5.38%, 06/01/23                               (a)            -     1,562,955     1,562,955
----------------------------------------------------------------------------------------------
Courtland (City of) Industrial Development
Board (Champion International Corp. Project);
Refunding Environmental Improvement Series
1996 RB
    6.40%, 11/01/26                               (b)            -     2,396,557     2,396,557
----------------------------------------------------------------------------------------------
Jefferson (County of);
    Capital Improvement Sewer Series 2001 A
    RB Wts.
    5.00%, 02/01/41                               (a)            -       988,250       988,250
----------------------------------------------------------------------------------------------
    Limited Tax School Series 2000 GO Wts.
    5.50%, 02/15/20                               (a)    1,323,787             -     1,323,787
----------------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
Health Care Authority (Coffee Health Group);
Series 2000 A RB
    6.00%, 07/01/29                               (a)    1,112,710             -     1,112,710
===============================================================================================
                                                         2,436,497     6,509,659     8,946,156
===============================================================================================

ALASKA -- 0.48%
Alaska (State of) Housing Finance Corp.;
Collateralized First Veterans' Home Mortgage
Series 1992 A-2 RB
   6.75%, 12/01/24                                (b)            -     1,076,683     1,076,683
----------------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp. (State
Building Lease); Unlimited Tax Series 1999 GO
   5.75%, 04/01/17                                (a)    2,100,200             -     2,100,200
----------------------------------------------------------------------------------------------
Alaska (State of) Individual Development &
Export Authority (Revolving Fund-Lots 1-29);
Refunding Series 1994 A RB
   5.70%, 04/01/04                                          89,032             -        89,032
===============================================================================================
                                                         2,189,232     1,076,683    3,265,915
===============================================================================================


AMERICAN SAMOA -- 0.21%
American Samoa (Territory of); Refunding
Unlimited Tax Series 2000 GO
    6.00%, 09/01/08                               (a)            -     1,436,557     1,436,557
===============================================================================================

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------
                                     ARIZONA -- 1.33%
                                     Arizona (State of) Educational Loan Marketing
                                     Corp.; Educational Loan Series 1992 B RB
 $ 1,000      $    -   $     1,000       7.00%, 03/01/05                               (b)
--------------------------------------------------------------------------------------------
                                     Phoenix (City of) Civic Improvement Corp.; Jr.
                                     Lien Wastewater System Series 2000 RB
   1,055           -         1,055       5.70%, 07/01/08                               (a)
--------------------------------------------------------------------------------------------
   1,275           -         1,275       5.70%, 07/01/09                               (a)
--------------------------------------------------------------------------------------------
                                     Pima (County of) Industrial Development
                                     Authority (Radisson City Center Project);
                                     Refunding Development Series 2002 RB
     325           -           325       6.50%, 12/01/07
--------------------------------------------------------------------------------------------
     345           -           345       6.50%, 12/01/08
--------------------------------------------------------------------------------------------
       -         365           365       6.50%, 12/01/09
--------------------------------------------------------------------------------------------
       -         390           390       6.70%, 12/01/10
--------------------------------------------------------------------------------------------
       -         415           415       6.70%, 12/01/11
--------------------------------------------------------------------------------------------
                                     Pima (County of) Unified School District No.
                                     10; Unlimited Tax School Improvement Series
                                     1992 E GO
       -       3,100         3,100       6.50%, 07/01/05
============================================================================================

============================================================================================

                                     ARKANSAS -- 0.48%
                                     Jefferson (County of) (Regional Medical Center
                                     Project); Refunding & Improvement Hospital
                                     Series 2001 RB
       -         500           500       5.85%, 06/01/26
--------------------------------------------------------------------------------------------
                                     North Little Rock (City of) Health Facilities
                                     Broad (Baptist Health); Health Care Series
                                     2001 RB
     500           -           500       5.70%, 07/01/22
--------------------------------------------------------------------------------------------
                                     University of Arkansas (Fayetteville Campus
                                     Facilities); University Series 2002 RB
       -       1,155         1,155       5.00%, 12/01/27                               (a)
--------------------------------------------------------------------------------------------
                                     Van Buren (County of); Refunding &
                                     Construction Sales & Use Tax Series 2000 RB
       -       1,000         1,000       5.60%, 12/01/25                               (a)
============================================================================================

============================================================================================

                                     CALIFORNIA -- 2.12%
                                     Abag Financing Authority for Non-Profit Corps.
                                     (Lincoln Glen Manor for Sr. Citizens); Series
                                     2000 COP
       -       1,000         1,000       6.10%, 02/15/25
--------------------------------------------------------------------------------------------
                                     Abag Financing Authority for Non-Profit Corps.
                                     (Lytton Gardens Inc.); Series 1999 COP
       -       2,085         2,085       6.00%, 02/15/19
--------------------------------------------------------------------------------------------
                                     Abag Financing Authority for Non-Profit Corps.
                                     (Old Fellow Home of California); Series 1999
                                     COP
       -       1,000         1,000       6.00%, 08/15/24
--------------------------------------------------------------------------------------------
                                     Big Bear Lake (City of); Refunding Water
                                     Series 1996 RB
   2,000           -         2,000       6.00%, 04/01/22                               (a)
--------------------------------------------------------------------------------------------
                                     California (State of) Department of Water
                                     Resources; Power Supply Series 2002 A RB
       -       1,000         1,000       5.38%, 05/01/22
--------------------------------------------------------------------------------------------
                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------
ARIZONA -- 1.33%
Arizona (State of) Educational Loan Marketing
Corp.; Educational Loan Series 1992 B RB
    7.00%, 03/01/05                               (b)   $1,002,740       $     -  $  1,002,740
----------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Jr.
Lien Wastewater System Series 2000 RB
    5.70%, 07/01/08                               (a)    1,208,988             -     1,208,988
----------------------------------------------------------------------------------------------
    5.70%, 07/01/09                               (a)    1,466,212             -     1,466,212
----------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
Authority (Radisson City Center Project);
Refunding Development Series 2002 RB
    6.50%, 12/01/07                                        328,702             -       328,702
----------------------------------------------------------------------------------------------
    6.50%, 12/01/08                                        349,764             -       349,764
----------------------------------------------------------------------------------------------
    6.50%, 12/01/09                                              -       365,197       365,197
----------------------------------------------------------------------------------------------
    6.70%, 12/01/10                                              -       390,304       390,304
----------------------------------------------------------------------------------------------
    6.70%, 12/01/11                                              -       415,440       415,440
----------------------------------------------------------------------------------------------
Pima (County of) Unified School District No.
10; Unlimited Tax School Improvement Series
1992 E GO
    6.50%, 07/01/05                                              -     3,445,619     3,445,619
==============================================================================================
                                                         4,356,406     4,616,560     8,972,966
==============================================================================================

ARKANSAS -- 0.48%
Jefferson (County of) (Regional Medical Center
Project); Refunding & Improvement Hospital
Series 2001 RB
    5.85%, 06/01/26                                              -       516,570       516,570
----------------------------------------------------------------------------------------------
North Little Rock (City of) Health Facilities
Broad (Baptist Health); Health Care Series
2001 RB
    5.70%, 07/01/22                                        514,885             -       514,885
----------------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus
Facilities); University Series 2002 RB
    5.00%, 12/01/27                               (a)            -     1,162,045     1,162,045
----------------------------------------------------------------------------------------------
Van Buren (County of); Refunding &
Construction Sales & Use Tax Series 2000 RB
    5.60%, 12/01/25                               (a)            -     1,061,630     1,061,630
==============================================================================================
                                                           514,885     2,740,245     3,255,130
==============================================================================================

CALIFORNIA -- 2.12%
Abag Financing Authority for Non-Profit Corps.
(Lincoln Glen Manor for Sr. Citizens); Series
2000 COP
    6.10%, 02/15/25                                              -     1,079,260     1,079,260
----------------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit Corps.
(Lytton Gardens Inc.); Series 1999 COP
    6.00%, 02/15/19                                              -     2,183,454     2,183,454
----------------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit Corps.
(Old Fellow Home of California); Series 1999
COP
    6.00%, 08/15/24                                              -     1,080,500     1,080,500
----------------------------------------------------------------------------------------------
Big Bear Lake (City of); Refunding Water
Series 1996 RB
    6.00%, 04/01/22                               (a)    2,326,120             -     2,326,120
----------------------------------------------------------------------------------------------
California (State of) Department of Water
Resources; Power Supply Series 2002 A RB
    5.38%, 05/01/22                                              -     1,018,440     1,018,440
----------------------------------------------------------------------------------------------

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------
                                     CALIFORNIA -- (CONTINUED)
                                     California (State of) Educational Facilities
                                     Authority (Fresno Pacific University); Series
                                     2000 A RB
 $     -   $   1,350   $     1,350       6.05%, 03/01/11
----------------------------------------------------------------------------------------------
                                     Foothill/Eastern Corridor Agency (California
                                     Toll Road Project); Sr. Lien Series 1995 A RB
       -         400           400       6.00%, 01/01/10                               (c)(d)
----------------------------------------------------------------------------------------------
                                     Los Angeles (County of); Series 2001 RB
       -         328           328       5.15%, 02/12/06                               (e)
----------------------------------------------------------------------------------------------
                                     Los Angeles Community Redevelopment Agency
                                     (Cinerama Dome Public Parking Project);
                                     Parking System Series 2000 RB
                                      (LOC-Bank of America N.A.)
   1,000           -         1,000       5.75%, 07/01/26                               (a)(f)
----------------------------------------------------------------------------------------------
                                     Sacramento (City of) Cogeneration Authority
                                     (Proctor & Gamble Project); Series 1995 RB
       -         500           500       7.00%, 07/01/04
----------------------------------------------------------------------------------------------
                                     Sacramento City Financing Authority
                                     (Convention Center Hotel); Sr. Series 1999 A RB
       -         750           750       6.25%, 01/01/30
----------------------------------------------------------------------------------------------
                                     Whittier (City of) Utility Authority;
                                        Water Series 2003 RB
       -       1,000         1,000       5.00%, 06/01/33                               (a)
----------------------------------------------------------------------------------------------
                                        Water Series 2003 A RB
   1,000           -         1,000       5.00%, 06/01/28                               (a)
==============================================================================================

==============================================================================================

                                     COLORADO -- 2.80%
                                     Aurora (City of); Public Improvement Series
                                     2000 COP
       -       3,230         3,230       5.50%, 12/01/30                               (a)
----------------------------------------------------------------------------------------------
                                     Broomfield (City of); Refunding & Improvement
                                     Sales & Use Tax Series 2002 A RB
       -       1,000         1,000       5.00%, 12/01/31                               (a)
----------------------------------------------------------------------------------------------
                                     Clear Creek (City of) School District No. Re1;
                                     Refunding Unlimited Tax Series 2002 GO
   500             -           500       5.00%, 12/01/19                               (a)
----------------------------------------------------------------------------------------------
                                     Colorado (State of) E-470 Public Highway
                                     Authority; Sr. Series 2000 A RB
       -       1,000         1,000       5.75%, 09/01/35                               (a)
----------------------------------------------------------------------------------------------
                                     Colorado (State of) Educational & Cultural
                                     Facilities Authority (Student
                                     Housing-University of Colorado Foundation
                                     Project); Series 2002 RB
       -       1,000         1,000       5.00%, 07/01/22                               (a)
----------------------------------------------------------------------------------------------
                                     Colorado (State of) Health Facilities
                                     Authority (Exempla Inc.); Series 2002 A RB
       -       3,500         3,500       5.50%, 01/01/23
----------------------------------------------------------------------------------------------
       -       2,000         2,000       5.63%, 01/01/33
----------------------------------------------------------------------------------------------
                                     El Paso (County of) School District No. 2
                                     (Harrison Project); Unlimited Tax Series 2001
                                     GO
   1,000       1,435         2,435       5.25%, 12/01/26                               (a)
----------------------------------------------------------------------------------------------
                                     Garfield (County of) School District No.
                                     Re002; Unlimited Tax Series 2003 GO
   1,000           -         1,000       5.00%, 12/01/23                               (a)
----------------------------------------------------------------------------------------------
                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------
CALIFORNIA -- (CONTINUED)
California (State of) Educational Facilities
Authority (Fresno Pacific University); Series
2000 A RB
    6.05%, 03/01/11                                        $     -   $ 1,500,957  $  1,500,957
----------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
Toll Road Project); Sr. Lien Series 1995 A RB
    6.00%, 01/01/10                               (c)(d)         -       469,700       469,700
----------------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
    5.15%, 02/12/06                               (e)            -       347,558       347,558
----------------------------------------------------------------------------------------------
Los Angeles Community Redevelopment Agency
(Cinerama Dome Public Parking Project);
Parking System Series 2000 RB
 (LOC-Bank of America N.A.)
    5.75%, 07/01/26                               (a)(f) 1,037,830             -     1,037,830
----------------------------------------------------------------------------------------------
Sacramento (City of) Cogeneration Authority
(Proctor & Gamble Project); Series 1995 RB
    7.00%, 07/01/04                                              -       536,860       536,860
----------------------------------------------------------------------------------------------
Sacramento City Financing Authority
(Convention Center Hotel); Sr. Series 1999 A RB
    6.25%, 01/01/30                                              -       735,030       735,030
----------------------------------------------------------------------------------------------
Whittier (City of) Utility Authority;
   Water Series 2003 RB
    5.00%, 06/01/33                               (a)            -     1,001,130     1,001,130
----------------------------------------------------------------------------------------------
   Water Series 2003 A RB
    5.00%, 06/01/28                               (a)      999,480             -       999,480
==============================================================================================
                                                         4,363,430     9,952,889    14,316,319
==============================================================================================

COLORADO -- 2.80%
Aurora (City of); Public Improvement Series
2000 COP
    5.50%, 12/01/30                               (a)            -     3,382,198     3,382,198
----------------------------------------------------------------------------------------------
Broomfield (City of); Refunding & Improvement
Sales & Use Tax Series 2002 A RB
    5.00%, 12/01/31                               (a)            -     1,009,210     1,009,210
----------------------------------------------------------------------------------------------
Clear Creek (City of) School District No. Re1;
Refunding Unlimited Tax Series 2002 GO
    5.00%, 12/01/19                               (a)      518,610             -       518,610
----------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
Authority; Sr. Series 2000 A RB
    5.75%, 09/01/35                               (a)            -     1,090,330     1,090,330
----------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Student
Housing-University of Colorado Foundation
Project); Series 2002 RB
    5.00%, 07/01/22                               (a)            -     1,035,290     1,035,290
----------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
Authority (Exempla Inc.); Series 2002 A RB
    5.50%, 01/01/23                                              -     3,507,735     3,507,735
----------------------------------------------------------------------------------------------
    5.63%, 01/01/33                                              -     2,008,180     2,008,180
----------------------------------------------------------------------------------------------
El Paso (County of) School District No. 2
(Harrison Project); Unlimited Tax Series 2001
GO
    5.25%, 12/01/26                               (a)    1,028,560     1,477,777     2,506,337
----------------------------------------------------------------------------------------------
Garfield (County of) School District No.
Re002; Unlimited Tax Series 2003 GO
    5.00%, 12/01/23                               (a)    1,012,630             -     1,012,630
----------------------------------------------------------------------------------------------

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------
                                     COLORADO -- (CONTINUED)
                                     Meridian (City of) Metro District; Refunding &
                                     Improvement Unlimited Tax Series 2001 B GO
 $     -   $   1,000   $     1,000       5.00%, 12/01/25
---------------------------------------------------------------------------------------------
                                     Montrose (County of); Series 1994 COP
     300           -           300       6.35%, 06/15/06
---------------------------------------------------------------------------------------------
                                     Northwest Parkway Public Highway Authority;
                                     Sr. Series 2001 A RB
       -       1,000         1,000       5.25%, 06/15/41                               (a)
---------------------------------------------------------------------------------------------
                                     University of Colorado Hospital Authority;
                                     Series 2001 A RB
     500           -           500       5.60%, 11/15/31
=============================================================================================

=============================================================================================

                                     CONNECTICUT -- 3.59%
                                     Brooklyn (City of); Unlimited Tax Series 1995
                                     GO
       -         250           250       5.50%, 05/01/05                               (c)(d)
---------------------------------------------------------------------------------------------
       -         250           250       5.70%, 05/01/05                               (c)(d)
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) (Bradley International
                                     Airport); Special Obligation Parking Series
                                     2000 A RB
       -       1,250         1,250       6.60%, 07/01/24                               (a)(b)
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) (Transportation
                                     Infrastructure); Special Obligation Tax Series
                                     1991 B RB
       -         530           530       6.50%, 10/01/10
---------------------------------------------------------------------------------------------
       -       1,500         1,500       6.50%, 10/01/12
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) Area Cooperative
                                     Educational Services; Unlimited Tax Staff
                                     Development/Administration Facilities Series
                                     1999 GO
       -       1,060         1,060       5.63%, 07/15/19                               (a)
                                     Connecticut (State of) Clean Water Fund;
---------------------------------------------------------------------------------------------
                                     Series 1991 RB
       -          25            25       7.00%, 01/01/11                               (c)(d)
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) Development Authority
                                     (Pfizer Inc. Project); Series 1982 PCR
       -         250           250       6.55%, 02/15/13
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) Health & Educational
                                     Facilities Authority (Bridgeport Hospital);
                                     Series 1992 A RB
       -         500           500       6.63%, 07/01/18                               (a)
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) Health & Educational
                                     Facilities Authority (Danbury Hospital);
                                         Series 1999 G RB
       -         250           250       5.63%, 07/01/25                               (a)
---------------------------------------------------------------------------------------------
                                         Unrefunded Series 1991 E RB
       -         110           110       6.50%, 07/01/14                               (a)
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) Health & Educational
                                     Facilities Authority (Loomis Chaffee School);
                                     Series 2001 D RB
       -       1,500         1,500       5.25%, 07/01/31
---------------------------------------------------------------------------------------------
                                     Connecticut (State of) Health & Educational
                                     Facilities Authority (Stamford Hospital);
                                     Series 1996 F RB
       -       1,000         1,000       5.40%, 07/01/09                               (a)
---------------------------------------------------------------------------------------------
                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------
COLORADO -- (CONTINUED)
Meridian (City of) Metro District; Refunding &
Improvement Unlimited Tax Series 2001 B GO
    5.00%, 12/01/25                                      $       -    $  993,200   $   993,200
----------------------------------------------------------------------------------------------
Montrose (County of); Series 1994 COP
    6.35%, 06/15/06                                        320,178             -       320,178
----------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
Sr. Series 2001 A RB
    5.25%, 06/15/41                               (a)            -     1,021,580     1,021,580
----------------------------------------------------------------------------------------------
University of Colorado Hospital Authority;
Series 2001 A RB
    5.60%, 11/15/31                                        502,840             -       502,840
==============================================================================================
                                                         3,382,818    15,525,500    18,908,318
==============================================================================================

CONNECTICUT -- 3.59%
Brooklyn (City of); Unlimited Tax Series 1995
GO
    5.50%, 05/01/05                               (c)(d)         -       277,650       277,650
----------------------------------------------------------------------------------------------
    5.70%, 05/01/05                               (c)(d)         -       278,750       278,750
----------------------------------------------------------------------------------------------
Connecticut (State of) (Bradley International
Airport); Special Obligation Parking Series
2000 A RB
    6.60%, 07/01/24                               (a)(b)         -     1,309,162     1,309,162
----------------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
Infrastructure); Special Obligation Tax Series
1991 B RB
    6.50%, 10/01/10                                              -       641,088       641,088
----------------------------------------------------------------------------------------------
    6.50%, 10/01/12                                              -     1,828,770     1,828,770
----------------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
Educational Services; Unlimited Tax Staff
Development/Administration Facilities Series
1999 GO
    5.63%, 07/15/19                               (a)            -     1,117,558     1,117,558
Connecticut (State of) Clean Water Fund;
----------------------------------------------------------------------------------------------
Series 1991 RB
    7.00%, 01/01/11                               (c)(d)         -        25,175        25,175
----------------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
(Pfizer Inc. Project); Series 1982 PCR
    6.55%, 02/15/13                                              -       263,032       263,032
----------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Facilities Authority (Bridgeport Hospital);
Series 1992 A RB
    6.63%, 07/01/18                               (a)            -       510,800       510,800
----------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Facilities Authority (Danbury Hospital);
    Series 1999 G RB
    5.63%, 07/01/25                               (a)            -       265,647       265,647
----------------------------------------------------------------------------------------------
    Unrefunded Series 1991 E RB
    6.50%, 07/01/14                               (a)            -       111,807       111,807
----------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Facilities Authority (Loomis Chaffee School);
Series 2001 D RB
    5.25%, 07/01/31                                              -     1,528,920     1,528,920
----------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Facilities Authority (Stamford Hospital);
Series 1996 F RB
    5.40%, 07/01/09                               (a)            -     1,102,060     1,102,060
----------------------------------------------------------------------------------------------

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------
                                     CONNECTICUT -- (CONTINUED)
                                     Connecticut (State of) Health & Educational
                                     Facilities Authority (William W. Backus
                                     Hospital); Series 1997 D RB
 $     -   $   1,000   $     1,000       5.75%, 07/01/27                               (a)
----------------------------------------------------------------------------------------------
                                     Connecticut (State of) Health & Educational
                                     Facilities Authority (Windham Community
                                     Memorial Hospital); Series 1996 C RB
       -         740           740       5.75%, 07/01/11                               (a)
----------------------------------------------------------------------------------------------
                                     Connecticut (State of) Housing Finance
                                     Authority (Group Home Mortgage); Special
                                     Obligation Series 2000 GH-5 RB
       -         500           500       5.85%, 06/15/30                               (a)
----------------------------------------------------------------------------------------------
                                     Connecticut (State of) Housing Finance
                                     Authority (Housing Mortgage Finance Program);
                                         Series 1993 E-1 RB
       -         675           675       6.00%, 05/15/17
----------------------------------------------------------------------------------------------
                                         Series 1996 C-1 RB
       -       1,270         1,270       6.30%, 11/15/17
----------------------------------------------------------------------------------------------
                                         Series 1996 C-2 RB
       -         750           750       6.25%, 11/15/18
----------------------------------------------------------------------------------------------
                                         Series 1996 G RB
       -       1,000         1,000       6.00%, 11/15/27                               (b)
----------------------------------------------------------------------------------------------
                                         Series 1998 C RB
       -       1,775         1,775       5.50%, 11/15/35                               (b)
----------------------------------------------------------------------------------------------
                                         Series 1998 D-2 RB
       -         250           250       5.45%, 11/15/24                               (b)
----------------------------------------------------------------------------------------------
                                         Series 2001 A-1 RB
       -         550           550       5.25%, 11/15/28
----------------------------------------------------------------------------------------------
                                         Sub-Series 1996 E-1 RB
       -         500           500       5.95%, 05/15/17
----------------------------------------------------------------------------------------------
                                         Sub-Series 1997 C-2 RB
       -         400           400       5.85%, 11/15/28                               (b)
----------------------------------------------------------------------------------------------
                                         Sub-Series 1998 E-1 RB
       -         445           445       5.13%, 05/15/21
----------------------------------------------------------------------------------------------
                                         Sub-Series 2000 B-2 RB
       -         860           860       5.85%, 05/15/31                               (b)
----------------------------------------------------------------------------------------------
                                     Manchester (City of) Eighth Utilities
                                     District; Unlimited Tax Series 1991 GO
       -         180           180       6.75%, 08/15/06
----------------------------------------------------------------------------------------------
                                     Mansfield (City of); Unlimited Tax Series 1990
                                     GO
       -         100           100       6.00%, 06/15/07
v---------------------------------------------------------------------------------------------
       -         100           100       6.00%, 06/15/08
----------------------------------------------------------------------------------------------
       -         100           100       6.00%, 06/15/09
----------------------------------------------------------------------------------------------
                                     New Britain (City of); Unlimited Tax Series
                                     1992 GO
       -         400           400       6.00%, 02/01/11                               (a)
----------------------------------------------------------------------------------------------
                                     North Canaan (City of); Unlimited Tax Series
                                     1991 GO
       -         125           125       6.50%, 01/15/08
----------------------------------------------------------------------------------------------
       -         125           125       6.50%, 01/15/09
----------------------------------------------------------------------------------------------
       -         125           125       6.50%, 01/15/10
----------------------------------------------------------------------------------------------
       -         125           125       6.50%, 01/15/11
----------------------------------------------------------------------------------------------
                                     Somers (City of); Unlimited Tax Series 1990 GO
       -         190           190       6.00%, 12/01/10
----------------------------------------------------------------------------------------------
                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------
CONNECTICUT -- (CONTINUED)
Connecticut (State of) Health & Educational
Facilities Authority (William W. Backus
Hospital); Series 1997 D RB
    5.75%, 07/01/27                               (a)      $     -   $ 1,071,660  $  1,071,660
----------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Facilities Authority (Windham Community
Memorial Hospital); Series 1996 C RB
    5.75%, 07/01/11                               (a)            -       790,564       790,564
----------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Group Home Mortgage); Special
Obligation Series 2000 GH-5 RB
    5.85%, 06/15/30                               (a)            -       525,615       525,615
----------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance Program);
    Series 1993 E-1 RB
    6.00%, 05/15/17                                              -       675,837       675,837
----------------------------------------------------------------------------------------------
    Series 1996 C-1 RB
    6.30%, 11/15/17                                              -     1,344,003     1,344,003
----------------------------------------------------------------------------------------------
    Series 1996 C-2 RB
    6.25%, 11/15/18                                              -       792,577       792,577
----------------------------------------------------------------------------------------------
    Series 1996 G RB
    6.00%, 11/15/27                               (b)            -     1,037,370     1,037,370
----------------------------------------------------------------------------------------------
    Series 1998 C RB
    5.50%, 11/15/35                               (b)            -     1,808,175     1,808,175
----------------------------------------------------------------------------------------------
    Series 1998 D-2 RB
    5.45%, 11/15/24                               (b)            -       255,242       255,242
----------------------------------------------------------------------------------------------
    Series 2001 A-1 RB
    5.25%, 11/15/28                                              -       554,119       554,119
----------------------------------------------------------------------------------------------
    Sub-Series 1996 E-1 RB
    5.95%, 05/15/17                                              -       522,770       522,770
----------------------------------------------------------------------------------------------
    Sub-Series 1997 C-2 RB
    5.85%, 11/15/28                               (b)            -       412,352       412,352
----------------------------------------------------------------------------------------------
    Sub-Series 1998 E-1 RB
    5.13%, 05/15/21                                              -       448,640       448,640
----------------------------------------------------------------------------------------------
    Sub-Series 2000 B-2 RB
    5.85%, 05/15/31                               (b)            -       882,618       882,618
----------------------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
District; Unlimited Tax Series 1991 GO
    6.75%, 08/15/06                                              -       209,450       209,450
----------------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series 1990
GO
    6.00%, 06/15/07                                              -       115,446       115,446
-----------------------------------------------------------------------------------------------
    6.00%, 06/15/08                                              -       116,256       116,256
----------------------------------------------------------------------------------------------
    6.00%, 06/15/09                                              -       116,936       116,936
----------------------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax Series
1992 GO
    6.00%, 02/01/11                               (a)            -       467,044       467,044
----------------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax Series
1991 GO
    6.50%, 01/15/08                                              -       146,404       146,404
----------------------------------------------------------------------------------------------
    6.50%, 01/15/09                                              -       147,760       147,760
----------------------------------------------------------------------------------------------
    6.50%, 01/15/10                                              -       148,871       148,871
----------------------------------------------------------------------------------------------
    6.50%, 01/15/11                                              -       150,137       150,137
----------------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series 1990 GO
    6.00%, 12/01/10                                              -       224,099       224,099
----------------------------------------------------------------------------------------------

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------

                                     CONNECTICUT -- (CONTINUED)
                                     University of Connecticut; Student Fee Series
                                     2000 A RB
 $     -   $   1,325   $     1,325       6.00%, 11/15/10                               (c)(d)
----------------------------------------------------------------------------------------------

                                     Westbrook (City of); Unlimited Tax Series 1992
                                     GO
       -         380           380       6.40%, 03/15/10                               (a)
==============================================================================================

==============================================================================================

                                     DELAWARE -- 0.05%
                                     Delaware (State of) Economic Development
                                     Authority (Osteopathic Hospital Association);
                                     Series 1993 A RB
==============================================================================================
       -         250           250       6.75%, 01/01/13                               (c)(d)
==============================================================================================

                                     DISTRICT OF COLUMBIA -- 0.50%
                                     District of Columbia; Refunding Unlimited Tax
                                     Series 1993 A-3 GO
      10           -            10       5.20%, 06/01/03                               (c)
----------------------------------------------------------------------------------------------
                                     District of Columbia (George Washington
                                     University); Series 2001 A RB
   1,000       1,000         2,000       5.13%, 09/15/31                               (a)
----------------------------------------------------------------------------------------------
                                     District of Columbia (Gonzaga College High
                                     School); Series 1999 RB
       -       1,055         1,055       5.38%, 07/01/19                               (a)
----------------------------------------------------------------------------------------------
                                     District of Columbia (Mandarin Oriental Hotel
                                     Project); Series 2002 TAN
     200           -           200       5.25%, 07/01/22                               (a)
==============================================================================================

==============================================================================================

                                     FLORIDA -- 1.73%
                                     Crossings at Fleming Island Community
                                     Development District; Refunding Special
                                     Assessment Series 2000 B RB
       -       1,000         1,000       5.80%, 05/01/16                               (a)
----------------------------------------------------------------------------------------------
                                     Escambia (County of) (Champion International
                                     Corp. Project); Series 1994 PCR
       -       1,125         1,125       6.90%, 08/01/22                               (b)
----------------------------------------------------------------------------------------------
                                     Escambia (County of) Health Facilities
                                     Authority (Health Care Facility Loan-Veterans
                                     Hospital Project); Series 2000 RB
   1,000       1,000         2,000       5.95%, 07/01/20                               (a)
----------------------------------------------------------------------------------------------
                                     Jacksonville (City of) Electric Authority;
                                     Water & Sewer Series 2000 A RB
       -       1,000         1,000       5.30%, 10/01/30
----------------------------------------------------------------------------------------------
                                     Jacksonville (City of) Health Facilities
                                     Authority (Ascension Health Credit Group);
                                     Series 2002 A RB
       -       2,000         2,000       5.25%, 11/15/32
----------------------------------------------------------------------------------------------
                                     Miami Beach Redevelopment Agency (City
                                     Center-Historic Convention Building); Series
                                     1994 TAN
      40           -            40       5.10%, 12/01/03                               (b)
----------------------------------------------------------------------------------------------
                                     Miami-Dade (County of) (Miami International
                                     Airport); Series 2000 B RB
       -       2,000         2,000       5.75%, 10/01/29                               (a)
----------------------------------------------------------------------------------------------

                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------

CONNECTICUT -- (CONTINUED)
University of Connecticut; Student Fee Series
2000 A RB
    6.00%, 11/15/10                               (c)(d)   $     -   $ 1,576,829  $  1,576,829
----------------------------------------------------------------------------------------------

Westbrook (City of); Unlimited Tax Series 1992
GO
    6.40%, 03/15/10                               (a)            -       453,576       453,576
==============================================================================================
                                                                 -    24,254,769    24,254,769
==============================================================================================

DELAWARE -- 0.05%
Delaware (State of) Economic Development
Authority (Osteopathic Hospital Association);
Series 1993 A RB
==============================================================================================
    6.75%, 01/01/13                               (c)(d)         -       305,975       305,975
==============================================================================================

DISTRICT OF COLUMBIA -- 0.50%
District of Columbia; Refunding Unlimited Tax
Series 1993 A-3 GO
    5.20%, 06/01/03                               (c)       10,133             -        10,133
----------------------------------------------------------------------------------------------
District of Columbia (George Washington
University); Series 2001 A RB
    5.13%, 09/15/31                               (a)    1,008,750     1,010,000     2,018,750
----------------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
School); Series 1999 RB
    5.38%, 07/01/19                               (a)            -     1,121,032     1,121,032
----------------------------------------------------------------------------------------------
District of Columbia (Mandarin Oriental Hotel
Project); Series 2002 TAN
    5.25%, 07/01/22                               (a)      206,642             -       206,642
==============================================================================================
                                                         1,225,525     2,131,032     3,356,557
==============================================================================================

FLORIDA -- 1.73%
Crossings at Fleming Island Community
Development District; Refunding Special
Assessment Series 2000 B RB
    5.80%, 05/01/16                               (a)            -     1,126,320     1,126,320
----------------------------------------------------------------------------------------------
Escambia (County of) (Champion International
Corp. Project); Series 1994 PCR
    6.90%, 08/01/22                               (b)            -     1,168,132     1,168,132
----------------------------------------------------------------------------------------------
Escambia (County of) Health Facilities
Authority (Health Care Facility Loan-Veterans
Hospital Project); Series 2000 RB
    5.95%, 07/01/20                               (a)    1,094,770     1,096,020     2,190,790
----------------------------------------------------------------------------------------------
Jacksonville (City of) Electric Authority;
Water & Sewer Series 2000 A RB
    5.30%, 10/01/30                                              -     1,017,250     1,017,250
----------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
Authority (Ascension Health Credit Group);
Series 2002 A RB
    5.25%, 11/15/32                                              -     1,973,140     1,973,140
----------------------------------------------------------------------------------------------
Miami Beach Redevelopment Agency (City
Center-Historic Convention Building); Series
1994 TAN
    5.10%, 12/01/03                               (b)       41,148             -        41,148
----------------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
Airport); Series 2000 B RB
    5.75%, 10/01/29                               (a)            -     2,154,280     2,154,280
----------------------------------------------------------------------------------------------

            PAR (000)
-------------------------------------
               AIM      AIM MUNICIPAL
 INVESCO    MUNICIPAL     BOND FUND
TAX-FREE      BOND        PRO FORMA
BOND FUND     FUND        COMBINING
-------------------------------------
                                     FLORIDA -- (CONTINUED)
                                     Orlando (City of) Utilities Commission;
                                     Refunding Water & Electric Series 2002 C RB
 $     -   $   1,000   $     1,000       5.00%, 10/01/27
---------------------------------------------------------------------------------------------
                                     Sunrise (City of) Utility System; Refunding
                                     Series 1998 RB
       -       1,000         1,000       5.00%, 10/01/28                               (a)
=============================================================================================

=============================================================================================
                                     GEORGIA -- 0.99%
                                     Athens-Clarke (County of) Unified Government
                                     Development Authority (Catholic Health East);
                                     Series 2002 RB
       -         500           500       5.50%, 11/15/32
---------------------------------------------------------------------------------------------
                                     Floyd (County of) Hospital Authority (Floyd
                                     Medical Center Project); Series 2002 RAC
       -       1,510         1,510       5.25%, 07/01/29                               (a)
---------------------------------------------------------------------------------------------
                                     Georgia (State of) Housing & Finance Authority
                                     (Home Ownership Opportunity Program); Series
                                     1992 C RB
       -         390           390       6.50%, 12/01/11
---------------------------------------------------------------------------------------------
                                     Griffin (City of); Combined Public Utility
                                     Refunding & Improvement Series 2002 RB
       -       1,000         1,000       5.00%, 01/01/32                               (a)
---------------------------------------------------------------------------------------------
                                     Gwinnett (County of) Water & Sewer Authority;
                                     Series 2002 RB
   2,000           -         2,000       5.25%, 08/01/24
---------------------------------------------------------------------------------------------
                                     Tift (County of) Hospital Authority; Series
                                     2002 RAC
   1,130           -         1,130       5.00, 12/01/22                                (a)
=============================================================================================

=============================================================================================

                                     GUAM -- 0.02%
                                     Guam (Territory of) Power Authority; Series
                                     1993 A RB
       -         125           125       5.25%, 10/01/23
=============================================================================================

                                     ILLINOIS -- 8.57%
                                     Bellwood (City of); Unlimited Tax Series 2002
                                     GO
       -       1,000         1,000       5.25%, 12/01/25                               (a)
---------------------------------------------------------------------------------------------
                                     Boone McHenry & DeKalb (Counties of) Community
                                     Unit School District No. 100; Capital
                                     Appreciation Unlimited Tax Series 1997 GO
   2,720           -         2,720       6.82%, 12/01/10                               (a)(g)
---------------------------------------------------------------------------------------------
                                     Chicago (City of);
                                         Project & Refunding Unlimited Tax
                                         Series 2000 C GO
   1,000       1,750         2,750       5.50%, 01/01/40                               (a)
---------------------------------------------------------------------------------------------
                                         Project & Refunding Unlimited Tax
                                         Series 2001 A GO
       -       3,940         3,940       5.25%, 01/01/33                               (a)
---------------------------------------------------------------------------------------------
                                         Refunding Unlimited Tax Series 1993 B GO
   3,065           -         3,065       5.13%, 01/01/22                               (a)
---------------------------------------------------------------------------------------------
                                         Special Transportation Series 2001 RB
       -       1,000         1,000       5.25%, 01/01/31                               (a)
---------------------------------------------------------------------------------------------
                                                                     MARKET VALUE
                                                          ------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                          INVESCO     MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING
                                                          ------------------------------------
FLORIDA -- (CONTINUED)
Orlando (City of) Utilities Commission;
Refunding Water & Electric Series 2002 C RB
    5.00%, 10/01/27                                        $     -   $ 1,009,860  $  1,009,860
----------------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
Series 1998 RB
    5.00%, 10/01/28                               (a)            -     1,021,770     1,021,770
==============================================================================================
                                                         1,135,918    10,566,772    11,702,690
==============================================================================================
GEORGIA -- 0.99%
Athens-Clarke (County of) Unified Government
Development Authority (Catholic Health East);
Series 2002 RB
    5.50%, 11/15/32                                              -       499,955       499,955
----------------------------------------------------------------------------------------------
Floyd (County of) Hospital Authority (Floyd
Medical Center Project); Series 2002 RAC
    5.25%, 07/01/29                               (a)            -     1,551,706     1,551,706
----------------------------------------------------------------------------------------------
Georgia (State of) Housing & Finance Authority
(Home Ownership Opportunity Program); Series
1992 C RB
    6.50%, 12/01/11                                              -       398,440       398,440
----------------------------------------------------------------------------------------------
Griffin (City of); Combined Public Utility
Refunding & Improvement Series 2002 RB
    5.00%, 01/01/32                               (a)            -     1,008,890     1,008,890
----------------------------------------------------------------------------------------------
Gwinnett (County of) Water & Sewer Authority;
Series 2002 RB
    5.25%, 08/01/24                                      2,088,720             -     2,088,720
----------------------------------------------------------------------------------------------
Tift (County of) Hospital Authority; Series
2002 RAC
    5.00, 12/01/22                                (a)    1,139,808             -     1,139,808
==============================================================================================
                                                         3,228,528     3,458,991     6,687,519
==============================================================================================

GUAM -- 0.02%
Guam (Territory of) Power Authority; Series
1993 A RB
    5.25%, 10/01/23                                              -       126,224       126,224
==============================================================================================

ILLINOIS -- 8.57%
Bellwood (City of); Unlimited Tax Series 2002
GO
    5.25%, 12/01/25                               (a)            -     1,031,680     1,031,680
----------------------------------------------------------------------------------------------
Boone McHenry & DeKalb (Counties of) Community
Unit School District No. 100; Capital
Appreciation Unlimited Tax Series 1997 GO
    6.82%, 12/01/10                               (a)(g) 1,999,635             -     1,999,635
----------------------------------------------------------------------------------------------
Chicago (City of);
    Project & Refunding Unlimited Tax
    Series 2000 C GO
    5.50%, 01/01/40                               (a)    1,043,840     1,828,908     2,872,748
----------------------------------------------------------------------------------------------
    Project & Refunding Unlimited Tax
    Series 2001 A GO
    5.25%, 01/01/33                               (a)            -     4,038,382     4,038,382
----------------------------------------------------------------------------------------------
    Refunding Unlimited Tax Series 1993 B GO
    5.13%, 01/01/22                               (a)    3,207,308             -     3,207,308
----------------------------------------------------------------------------------------------
    Special Transportation Series 2001 RB
    5.25%, 01/01/31                               (a)            -     1,022,790     1,022,790
----------------------------------------------------------------------------------------------


               PAR (000)
-------------------------------------------
                  AIM         AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING

                                           ILLINOIS -- (CONTINUED)
                                           Chicago (City of) (Cottage View
                                           Terrace Apartments); FHA/GNMA
                                           Collateralized Multi-Family Housing
                                           Series 2000 A RB
   $   -       $   1,580      $   1,580        6.13%, 02/20/42                        (b)
----------------------------------------------------------------------------------------------
                                           Chicago (City of) (People's Gas Light
                                           & Coke Co.); Gas Supply Series 1985 A RB
     2,875           -            2,875        6.88%, 03/01/15
----------------------------------------------------------------------------------------------
                                           Chicago (City of) Park District;
                                             Refunding Unlimited Tax Parking
                                               Series 2002 A GO
     1,250           -            1,250        5.00%, 01/01/22                        (a)
----------------------------------------------------------------------------------------------
                                           Unlimited Tax Series 2001 D GO
       -           3,000          3,000        5.00%, 01/01/29                        (a)
----------------------------------------------------------------------------------------------
                                           Freeport (City of); Unlimited Tax
                                           Sewer Improvement Series 2000 GO
       -           1,000          1,000        6.00%, 12/01/29                        (a)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Department of
                                           Central Management Services; Series
                                           1999 COP
     1,750           -            1,750        5.85%, 07/01/19                        (a)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Development
                                           Finance Authority (Adventist Health
                                           Systems Project); Series 1997 A RB
       -           2,500          2,500        6.00%, 11/15/11                        (a)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Development
                                           Finance Authority (Catholic Charities
                                           Housing Development Project); Series
                                           1995 RB
     1,500           -            1,500        6.35%, 01/01/25
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Development
                                           Finance Authority (CPC International
                                           Inc. Project); Refunding Series 1992 PCR
       -           2,000          2,000        6.75%, 05/01/16
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Development
                                           Finance Authority (Evanston
                                           Northwestern Healthcare Corp.); VRD
                                           Series 2001 C RB
       -          10,000         10,000        1.15%, 05/01/31                        (h)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Educational
                                           Facilities Authority (Northwestern
                                           University); Adjustable Rate Medium
                                           Term Series 1997 RB
       -           1,000          1,000        5.25%, 11/01/14                        (d)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Educational
                                           Facilities Authority (Robert Morris
                                           College); Series 2000 RB
     1,305           -            1,305        5.75%, 06/01/20                        (a)
----------------------------------------------------------------------------------------------
       -           1,000          1,000        5.80%, 06/01/30                        (a)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Health Facilities
                                           Authority (Blessing Hospital); Series
                                           1999 A RB
       -           1,000          1,000        6.00%, 11/15/19                        (a)
----------------------------------------------------------------------------------------------
                                           Illinois (State of) Health Facilities
                                           Authority (Evangelical Hospital
                                           Corp.);
                                             Refunding Series 1992 A RB
       -           1,000          1,000        6.25%, 04/15/22                        (c)(d)
----------------------------------------------------------------------------------------------
                                           Series 1992 C RB
       -           1,150          1,150        6.25%, 04/15/22                        (c)(d)
 ----------------------------------------------------------------------------------------------
                                          Illinois (State of) Health Facilities
                                           Authority (Franciscan Sisters Health
                                           Care); Series 1992 RB
       -           2,000          2,000        6.40%, 09/01/04                        (c)(d)
----------------------------------------------------------------------------------------------
                                           Illinois State University Auxiliary
                                           Facilities System; Series 1993 RB
       -           1,000          1,000        5.75%, 04/01/14                        (a)
----------------------------------------------------------------------------------------------



                                                                           MARKET VALUE
                                                           -----------------------------------------------
                                                                               AIM          AIM MUNICIPAL
                                                             INVESCO        MUNICIPAL         BOND FUND
                                                            TAX-FREE           BOND           PRO FORMA
                                                            BOND FUND          FUND           COMBINING

ILLINOIS -- (CONTINUED)
Chicago (City of) (Cottage View
Terrace Apartments); FHA/GNMA
Collateralized Multi-Family Housing
Series 2000 A RB
    6.13%, 02/20/42                           (b)          $      -        $ 1,638,223      $ 1,638,223
----------------------------------------------------------------------------------------------------------
Chicago (City of) (People's Gas Light
& Coke Co.); Gas Supply Series 1985 A RB
    6.88%, 03/01/15                                         2,938,537              -          2,938,537
----------------------------------------------------------------------------------------------------------
Chicago (City of) Park District;
  Refunding Unlimited Tax Parking
    Series 2002 A GO
    5.00%, 01/01/22                           (a)           1,265,938              -          1,265,938
----------------------------------------------------------------------------------------------------------
Unlimited Tax Series 2001 D GO
    5.00%, 01/01/29                           (a)                 -          3,003,930        3,003,930
--------------------------------------------------------------------------------------------------------
Freeport (City of); Unlimited Tax
Sewer Improvement Series 2000 GO
    6.00%, 12/01/29                           (a)                 -          1,118,300        1,118,300
--------------------------------------------------------------------------------------------------------
Illinois (State of) Department of
Central Management Services; Series
1999 COP
    5.85%, 07/01/19                           (a)           1,924,772              -          1,924,772
----------------------------------------------------------------------------------------------------------
Illinois (State of) Development
Finance Authority (Adventist Health
Systems Project); Series 1997 A RB
    6.00%, 11/15/11                           (a)                 -          2,902,350        2,902,350
----------------------------------------------------------------------------------------------------------
Illinois (State of) Development
Finance Authority (Catholic Charities
Housing Development Project); Series
1995 RB
    6.35%, 01/01/25                                         1,489,110              -          1,489,110
----------------------------------------------------------------------------------------------------------
Illinois (State of) Development
Finance Authority (CPC International
Inc. Project); Refunding Series 1992 PCR
    6.75%, 05/01/16                                               -          2,038,820        2,038,820
----------------------------------------------------------------------------------------------------------
Illinois (State of) Development
Finance Authority (Evanston
Northwestern Healthcare Corp.); VRD
Series 2001 C RB
    1.15%, 05/01/31                           (h)                 -         10,000,000       10,000,000
----------------------------------------------------------------------------------------------------------
Illinois (State of) Educational
Facilities Authority (Northwestern
University); Adjustable Rate Medium
Term Series 1997 RB
    5.25%, 11/01/14                           (d)                 -          1,112,160        1,112,160
----------------------------------------------------------------------------------------------------------
Illinois (State of) Educational
Facilities Authority (Robert Morris
College); Series 2000 RB
    5.75%, 06/01/20                           (a)           1,430,123              -          1,430,123
----------------------------------------------------------------------------------------------------------
    5.80%, 06/01/30                           (a)                 -          1,086,390        1,086,390
----------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Blessing Hospital); Series
1999 A RB
    6.00%, 11/15/19                           (a)                 -          1,110,750        1,110,750
----------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Evangelical Hospital
Corp.);
  Refunding Series 1992 A RB
    6.25%, 04/15/22                           (c)(d)              -          1,154,990        1,154,990
----------------------------------------------------------------------------------------------------------
Series 1992 C RB
    6.25%, 04/15/22                           (c)(d)              -          1,328,239        1,328,239
----------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Franciscan Sisters Health
Care); Series 1992 RB
    6.40%, 09/01/04                           (c)(d)              -          2,162,780        2,162,780
----------------------------------------------------------------------------------------------------------
Illinois State University Auxiliary
Facilities System; Series 1993 RB
    5.75%, 04/01/14                           (a)                 -          1,026,490        1,026,490
----------------------------------------------------------------------------------------------------------


               PAR (000)
-------------------------------------------
                  AIM       AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING

                                           ILLINOIS -- (CONTINUED)
                                           Metropolitan Pier & Exposition
                                           Authority (McCormick Place
                                           Expansion); Dedicated State Tax
                                           Series 2002 A RB
   $   -       $   1,000      $   1,000        5.25%, 06/15/42                        (a)
-----------------------------------------------------------------------------------------------
       -           1,500          1,500        6.00%, 12/15/29                        (a)(g)
-----------------------------------------------------------------------------------------------
       -           1,000          1,000        6.02%, 06/15/30                        (a)(g)
-----------------------------------------------------------------------------------------------
                                           Rockford (City of) School District
                                           No. 205; Unlimited Tax Series 2001 GO
       -             500            500        5.00%, 02/01/17                        (a)
-----------------------------------------------------------------------------------------------
                                           Tazewell (County of) Community High
                                           School District No. 303 (Pekin);
                                           Unlimited Tax Series 1996 GO
       -           1,435          1,435        5.63%, 01/01/14                        (a)
-----------------------------------------------------------------------------------------------
                                           Will (County of) School District No.
                                           122; Unlimited Tax Series 2000 A GO
     1,165           -            1,165        6.500%, 11/1/2014                      (c)
===============================================================================================

===============================================================================================

                                           INDIANA -- 4.91%
                                           Carmel (City of) (Beverly Enterprises
                                           Inc. Project); Refunding  Retirement
                                           Rental Housing Series 1992 RB
       -              75             75        8.75%, 12/01/08
-----------------------------------------------------------------------------------------------
                                           DeKalb (County of) Redevelopment
                                           Authority (Mini-Mill Local Public
                                           Improvement Project); Series 1995 A RB
       900           -              900        6.50%, 01/15/14
-----------------------------------------------------------------------------------------------
                                           East Allen (City of) Multi-School
                                           Building Corp.; First Mortgage Series
                                           2000 RB
       -             735            735        5.75%, 01/15/10                        (c)(d)
-----------------------------------------------------------------------------------------------
                                           Hamilton Southeastern Cumberland
                                           Campus School Building Corp.; First
                                           Mortgage Series 2001 RB
     1,000           -            1,000        5.13%, 01/15/23                        (a)
-----------------------------------------------------------------------------------------------
                                           Indiana (State of) Bond Bank; Special
                                           Program Series 2000 A RB
       -           1,000          1,000        5.90%, 02/01/14                        (a)
-----------------------------------------------------------------------------------------------
                                           Indiana (State of) Housing Finance
                                           Authority; Single Family Mortgage
                                           Series 1995 B-1 RB
       -             100            100        6.15%, 07/01/17
-----------------------------------------------------------------------------------------------
                                          Indiana (State of) Transportation
                                           Finance Authority;
                                               Highway Series 2000 RB
       -           2,000          2,000        5.38%, 12/01/25
-----------------------------------------------------------------------------------------------
                                           Unrefunded Airport Facilities
                                           Lease
                                               Series 1992 A RB
       -             105            105        6.25%, 11/01/16
-----------------------------------------------------------------------------------------------
                                           Indianapolis (City of) (Lake Nora &
                                           Fox Club Project); Multifamily Series
                                           1999 A RB
       -           1,795          1,795        5.90%, 10/01/19                        (a)
-----------------------------------------------------------------------------------------------
                                           Indianapolis (City of) Local Public
                                           Improvement Bond Bank (Waterworks
                                           Project); Series 2002 A RB
       -           1,000          1,000        5.25%, 07/01/33                        (a)
-----------------------------------------------------------------------------------------------



                                                                          MARKET VALUE
                                                           ----------------------------------------------
                                                                             AIM          AIM MUNICIPAL
                                                             INVESCO      MUNICIPAL         BOND FUND
                                                            TAX-FREE         BOND           PRO FORMA
                                                            BOND FUND        FUND           COMBINING

ILLINOIS -- (CONTINUED)
Metropolitan Pier & Exposition
Authority (McCormick Place
Expansion); Dedicated State Tax
Series 2002 A RB
    5.25%, 06/15/42                         (a)             $   -        $ 1,022,400      $ 1,022,400
---------------------------------------------------------------------------------------------------------
    6.00%, 12/15/29                         (a)(g)              -            340,245          340,245
---------------------------------------------------------------------------------------------------------
    6.02%, 06/15/30                         (a)(g)              -            220,070          220,070
---------------------------------------------------------------------------------------------------------
Rockford (City of) School District
No. 205; Unlimited Tax Series 2001 GO
    5.00%, 02/01/17                         (a)                 -            537,050          537,050
---------------------------------------------------------------------------------------------------------
Tazewell (County of) Community High
School District No. 303 (Pekin);
Unlimited Tax Series 1996 GO
    5.63%, 01/01/14                         (a)                 -          1,563,963        1,563,963
---------------------------------------------------------------------------------------------------------
Will (County of) School District No
122; Unlimited Tax Series 2000 A GO
    6.500%, 11/1/2014                       (c)           1,380,374              -          1,380,374
=========================================================================================================
                                                         16,679,637       41,288,910       57,968,547
=========================================================================================================

INDIANA -- 4.91%
Carmel (City of) (Beverly Enterprises
Inc. Project); Refunding  Retirement
Rental Housing Series 1992 RB
    8.75%, 12/01/08                                             -             77,322           77,322
---------------------------------------------------------------------------------------------------------
DeKalb (County of) Redevelopment
Authority (Mini-Mill Local Public
Improvement Project); Series 1995 A RB
    6.50%, 01/15/14                                         959,904              -            959,904
---------------------------------------------------------------------------------------------------------
East Allen (City of) Multi-School
Building Corp.; First Mortgage Series
2000 RB
    5.75%, 01/15/10                         (c)(d)              -            844,949          844,949
---------------------------------------------------------------------------------------------------------
Hamilton Southeastern Cumberland
Campus School Building Corp.; First
Mortgage Series 2001 RB
    5.13%, 01/15/23                         (a)           1,016,310              -          1,016,310
---------------------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Special
Program Series 2000 A RB
    5.90%, 02/01/14                         (a)                 -          1,138,820        1,138,820
---------------------------------------------------------------------------------------------------------
Indiana (State of) Housing Finance
Authority; Single Family Mortgage
Series 1995 B-1 RB
    6.15%, 07/01/17                                             -            103,612          103,612
---------------------------------------------------------------------------------------------------------
Indiana (State of) Transportation
Finance Authority;
    Highway Series 2000 RB
    5.38%, 12/01/25                                             -          2,082,060        2,082,060
---------------------------------------------------------------------------------------------------------
Unrefunded Airport Facilities
Lease
    Series 1992 A RB
    6.25%, 11/01/16                                             -            107,546          107,546
---------------------------------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora &
Fox Club Project); Multifamily Series
1999 A RB
    5.90%, 10/01/19                         (a)                 -          1,902,072        1,902,072
---------------------------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
Improvement Bond Bank (Waterworks
Project); Series 2002 A RB
    5.25%, 07/01/33                         (a)                 -          1,025,320        1,025,320
---------------------------------------------------------------------------------------------------------

               PAR (000)
-------------------------------------------
                  AIM         AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING

                                           INDIANA -- (CONTINUED)
                                           Indianapolis (City of) Thermal Energy
                                           System; Series 2001 A RB
   $ 2,500     $   1,500      $   4,000        5.00%, 10/01/11                        (a)
--------------------------------------------------------------------------------------------
                                           Lafayette (City of); Sewer Series
                                           2002 RB
       -           1,000          1,000        5.15%, 07/01/24                        (a)
--------------------------------------------------------------------------------------------
                                           Mount Vernon of Hancock (County of)
                                           Multi-School Building Corp.; First
                                           Mortgage Series 2001 A RB
     1,000           -            1,000        5.45%, 07/15/22
--------------------------------------------------------------------------------------------
                                           Northern Wells (City of) Community
                                           School Building Corp.; First Mortgage
                                           Series 2002 RB
       500           -              500        5.40%, 07/15/23                        (a)
--------------------------------------------------------------------------------------------
                                           Petersburg (City of) (Indiana Power &
                                           Lighting Project);
                                           Refunding Convertible Series 1991
                                           PCR
     1,500         2,500          4,000        5.75%, 08/01/21
--------------------------------------------------------------------------------------------
                                               Refunding Series 1993 B PCR
     9,850           -            9,850        5.40%, 08/01/17                        (a)
--------------------------------------------------------------------------------------------
                                           St Joseph (County of) Hospital
                                           Authority (Memorial Health System);
                                           Health System Series 2000 RB
     1,000           -            1,000        5.63%, 08/15/33                        (a)
--------------------------------------------------------------------------------------------
                                           Wa-Nee Middle School Building Corp.;
                                           Unlimited Tax First Mortage Series
                                           2001 GO
       -           1,000          1,000        5.50%, 01/15/20                        (a)
============================================================================================

============================================================================================

                                           IOWA -- 0.08%
                                           Iowa (State of) Finance Authority
                                           (Burlington Medical Center); VRD
                                           Series 1997 RB
       500           -              500        1.35%, 06/01/27                        (a)(i)
============================================================================================
                                           KANSAS -- 0.37%
                                           Newton (City of) (Newton Healthcare
                                           Corp.); Hospital Series 1994 A RB
       -             250            250        7.38%, 11/15/04                        (c)(d)
--------------------------------------------------------------------------------------------
                                           Overland Park (City of) Development
                                           Corp. (First Tier-Overland Park
                                           Project); Series 2001 A RB
     1,000         1,135          2,135        7.38%, 01/01/32
============================================================================================

============================================================================================

                                           KENTUCKY -- 0.69%
                                           Jefferson (County of) (Beverly
                                           Enterprises Project); Refunding
                                           Health Facilities Series 1999 RB
       -             595            595              5.88%, 05/01/08
--------------------------------------------------------------------------------------------
                                           Mount Sterling (City of) (Kentucky
                                           League Cities); Lease Funding Series
                                           1993 A RB
       -           3,000          3,000              6.15%, 03/01/13
--------------------------------------------------------------------------------------------
                                           Russell (City of) (Bon Secours-St.
                                           Francis Medical Center Inc.); Series
                                           2002 A RB
       -           1,000          1,000              5.63%, 11/15/30
============================================================================================

============================================================================================

                                                                      MARKET VALUE
                                                      -----------------------------------------------
                                                                           AIM          AIM MUNICIPAL
                                                        INVESCO         MUNICIPAL         BOND FUND
                                                       TAX-FREE            BOND           PRO FORMA
                                                       BOND FUND           FUND           COMBINING


INDIANA -- (CONTINUED)
Indianapolis (City of) Thermal Energy
System; Series 2001 A RB
    5.00%, 10/01/11                        (a)         $ 2,739,475      $ 1,645,560      $ 4,385,035
------------------------------------------------------------------------------------------------------
Lafayette (City of); Sewer Series
2002 RB
    5.15%, 07/01/24                        (a)                 -          1,020,720        1,020,720
------------------------------------------------------------------------------------------------------
Mount Vernon of Hancock (County of)
Multi-School Building Corp.; First
Mortgage Series 2001 A RB
    5.45%, 07/15/22                                      1,037,080              -          1,037,080
------------------------------------------------------------------------------------------------------
Northern Wells (City of) Community
School Building Corp.; First Mortgage
Series 2002 RB
    5.40%, 07/15/23                        (a)             523,475              -            523,475
------------------------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
Lighting Project);
Refunding Convertible Series 1991
PCR
    5.75%, 08/01/21                                      1,441,725        2,409,125        3,850,850
------------------------------------------------------------------------------------------------------
    Refunding Series 1993 B PCR
    5.40%, 08/01/17                        (a)          10,951,920              -         10,951,920
------------------------------------------------------------------------------------------------------
St Joseph (County of) Hospital
Authority (Memorial Health System);
Health System Series 2000 RB
    5.63%, 08/15/33                        (a)           1,051,800              -          1,051,800
------------------------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
Unlimited Tax First Mortage Series
2001 GO
    5.50%, 01/15/20                        (a)                 -          1,112,600        1,112,600
======================================================================================================
                                                        19,721,689       13,469,706       33,191,395
======================================================================================================

IOWA -- 0.08%
Iowa (State of) Finance Authority
(Burlington Medical Center); VRD
Series 1997 RB
    1.35%, 06/01/27                        (a)(i)          500,000              -            500,000
======================================================================================================
KANSAS -- 0.37%
Newton (City of) (Newton Healthcare
Corp.); Hospital Series 1994 A RB
    7.38%, 11/15/04                        (c)(d)              -            280,570          280,570
------------------------------------------------------------------------------------------------------
Overland Park (City of) Development
Corp. (First Tier-Overland Park
Project); Series 2001 A RB
    7.38%, 01/01/32                                      1,038,730        1,156,156        2,194,886
======================================================================================================
                                                         1,038,730        1,436,726        2,475,456
======================================================================================================

KENTUCKY -- 0.69%
Jefferson (County of) (Beverly
Enterprises Project); Refunding
Health Facilities Series 1999 RB
          5.88%, 05/01/08                                      -            586,224          586,224
------------------------------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky
League Cities); Lease Funding Series
1993 A RB
          6.15%, 03/01/13                                      -          3,069,540        3,069,540
------------------------------------------------------------------------------------------------------
Russell (City of) (Bon Secours-St
Francis Medical Center Inc.); Series
2002 A RB
          5.63%, 11/15/30                                      -            996,420          996,420
======================================================================================================
                                                               -          4,652,184        4,652,184
======================================================================================================

               PAR (000)
-------------------------------------------
                  AIM         AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING

                                           LOUISIANA -- 5.68%
                                           Lafayette (City of);
                                               Public Improvement Sales Tax
                                               Series 2000 A RB
   $ 1,000     $   1,360      $   2,360        5.50%, 03/01/23                        (a)
--------------------------------------------------------------------------------------------
                                               Refunding Public Improvement
                                               Sales Tax
                                               Series 2002 RB

     1,000             -          1,000        4.00%, 03/01/08                        (a)
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Local Government
                                           Enviromental Facilities & Community
                                           Development Authority;
                                               Capital Projects & Equipment
                                               Acquisitions
                                               Series 2000 RB
     6,000         6,040         12,040        6.55%, 09/01/25                        (a)
--------------------------------------------------------------------------------------------
                                               Capital Projects & Equipment
                                               Acquisitions
                                               Series 2000 A RB
     1,000         3,000          4,000        6.30%, 07/01/30                        (a)
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Local Government
                                           Environment Facilities & Community
                                           Development Authority (Bossier Parish
                                           Community College); Series 2002 RB
     1,000             -          1,000        5.13%, 12/01/24                        (a)
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Local Government
                                           Environmental Facilities & Community
                                           Development Authority (BRCC
                                           Facilities Corp. Project); Series
                                           2002 RB
       500         1,000          1,500        5.00%, 12/01/26                        (a)
--------------------------------------------------------------------------------------------
         -         2,000          2,000        5.00%, 12/01/32                        (a)
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Local Government
                                           Environment Facilities & Community
                                           Development Authority (Parking
                                           Facilities Corp. Garage Project);
                                           Series 2001 A RB
       760         1,000          1,760        5.20%, 10/01/20                        (a)
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Public
                                           Facilities Authority (Dillard
                                           University Project); Series 2002 B RB
       250             -            250        5.30%, 08/01/26                        (a)
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Public
                                           Facilities Authority (Ochsner Clinic
                                           Foundation Project); Series 2002 B RB
         -         1,250          1,250        5.50%, 05/15/32
--------------------------------------------------------------------------------------------
                                           Louisiana (State of) Public
                                           Facilities Authority (Tulane
                                           University);
                                               Series 1996 RB
         -         2,500          2,500        6.00%, 10/01/16                        (a)
--------------------------------------------------------------------------------------------
                                               Series 2002 A RB
         -         2,100          2,100        5.13%, 07/01/27                        (a)
--------------------------------------------------------------------------------------------
                                               Series 2002 D RB
         -           500            500        5.00%, 02/15/26                        (a)
--------------------------------------------------------------------------------------------
                                           Ouachita (Parish of) Hospital Service
                                           District No. 1 (Glenwood Regional
                                           Medical Center); Refunding Hospital
                                               Series 1996 RB
         -         1,000          1,000        5.70%, 05/15/16                        (a)
--------------------------------------------------------------------------------------------
                                           St. John Baptist (Parish of) Sales
                                           Tax District; Series 1987 RB
         -           500            500        7.60%, 01/01/08                        (c)(d)
--------------------------------------------------------------------------------------------

         -           500            500        7.60%, 01/01/09                        (c)(d)
--------------------------------------------------------------------------------------------


                                                                    MARKET VALUE
                                                      ---------------------------------------------
                                                                         AIM         AIM MUNICIPAL
                                                        INVESCO        MUNICIPAL       BOND FUND
                                                       TAX-FREE          BOND          PRO FORMA
                                                       BOND FUND         FUND          COMBINING

LOUISIANA -- 5.68%
Lafayette (City of);
    Public Improvement Sales Tax
    Series 2000 A RB
    5.50%, 03/01/23                        (a)         $ 1,055,940      $ 1,437,778      $ 2,493,718
-----------------------------------------------------------------------------------------------------
    Refunding Public Improvement
    Sales Tax
    Series 2002 RB
    4.00%, 03/01/08                        (a)           1,054,620                -        1,054,620
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Local Government
Enviromental Facilities & Community
Development Authority;
    Capital Projects & Equipment
    Acquisitions
    Series 2000 RB
    6.55%, 09/01/25                        (a)           6,692,640        6,744,808       13,437,448
-----------------------------------------------------------------------------------------------------
    Capital Projects & Equipment
    Acquisitions
    Series 2000 A RB
    6.30%, 07/01/30                        (a)           1,184,790        3,558,120        4,742,910
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Local Government
Environment Facilities & Community
Development Authority (Bossier Parish
Community College); Series 2002 RB
    5.13%, 12/01/24                        (a)           1,018,250                -        1,018,250
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Local Government
Environmental Facilities & Community
Development Authority (BRCC
Facilities Corp. Project); Series
2002 RB
    5.00%, 12/01/26                        (a)             502,815        1,006,880        1,509,695
-----------------------------------------------------------------------------------------------------
    5.00%, 12/01/32                        (a)                   -        2,007,560        2,007,560
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Local Government
Environment Facilities & Community
Development Authority (Parking
Facilities Corp. Garage Project);
Series 2001 A RB
    5.20%, 10/01/20                        (a)             790,157        1,040,930        1,831,087
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Public
Facilities Authority (Dillard
University Project); Series 2002 B RB
    5.30%, 08/01/26                        (a)             258,160                -          258,160
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Public
Facilities Authority (Ochsner Clinic
Foundation Project); Series 2002 B RB
    5.50%, 05/15/32                                              -        1,233,763        1,233,763
-----------------------------------------------------------------------------------------------------
Louisiana (State of) Public
Facilities Authority (Tulane
University);
    Series 1996 RB
    6.00%, 10/01/16                        (a)                   -        2,861,775        2,861,775
-----------------------------------------------------------------------------------------------------
    Series 2002 A RB
    5.13%, 07/01/27                        (a)                   -        2,130,429        2,130,429
-----------------------------------------------------------------------------------------------------
    Series 2002 D RB
    5.00%, 02/15/26                        (a)                   -          503,240          503,240
-----------------------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
District No. 1 (Glenwood Regional
Medical Center); Refunding Hospital
    Series 1996 RB
    5.70%, 05/15/16                        (a)                   -        1,095,780        1,095,780
-----------------------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales
Tax District; Series 1987 RB
    7.60%, 01/01/08                        (c)(d)                -          612,210          612,210
-----------------------------------------------------------------------------------------------------
    7.60%, 01/01/09                        (c)(d)                -          620,300          620,300
-----------------------------------------------------------------------------------------------------

               PAR (000)
-------------------------------------------
                  AIM         AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING

                                           LOUISIANA -- (CONTINUED)
                                           West Feliciana (Parish of) (Gulf
                                           States Utilities); Series 1992 A PCR
   $     -     $   1,000      $   1,000        7.50%, 05/01/15
===========================================================================================

===========================================================================================

                                           MAINE -- 0.23%
                                           Maine (State of) Housing Authority;
                                           Mortgage Series 1999 E-1 RB
         -         1,500          1,500        5.85%, 11/15/20
===========================================================================================

                                           MARYLAND -- 0.58%
                                           Maryland (State of) Health & Higher
                                           Educational Facilities Authority
                                           (Johns Hopkins University); Refunding
                                           Series 2001 B RB
         -         1,000          1,000        5.00%, 07/01/41
-------------------------------------------------------------------------------------------
                                           Maryland (State of) Health & Higher
                                           Educational Facilities Authority
                                           (University of Maryland Medical
                                           System); Series 2001 RB
         -         1,000          1,000        5.25%, 07/01/28
-------------------------------------------------------------------------------------------
         -         2,000          2,000        5.25%, 07/01/34
===========================================================================================

===========================================================================================

                                           MASSACHUSETTS -- 2.80%
                                           Boston (City of) Water & Sewer
                                           Commission; Sr. Series 1993 A RB
     5,385             -          5,385        5.25%, 11/01/19                        (a)
-------------------------------------------------------------------------------------------
                                           Massachusetts (State of);
                                           Consolidated Loan Unlimited Tax
                                           Series 2000 A GO
       785             -            785        5.75%, 02/01/09
-------------------------------------------------------------------------------------------
                                           Massachusetts (State of) Development
                                           Finance Agency (Boston University);
                                           Series 1999 P RB
     4,500             -          4,500        6.00%, 05/15/59
-------------------------------------------------------------------------------------------
                                           Massachusetts (State of) Health &
                                           Educational Facilities Authority
                                           (Winchester Hospital); Series 1994 D
                                           RB
         -         1,000          1,000        5.80%, 07/01/09                        (a)
-------------------------------------------------------------------------------------------
                                           Massachusetts (State of) Housing
                                           Finance Agency; Single Family Housing
                                           Series 1994 RB
         -         1,250          1,250        6.60%, 12/01/26                        (b)
-------------------------------------------------------------------------------------------
                                           Massachusetts (State of) Water
                                           Resources Authority; Refunding Multi
                                           Modal VRD Sub-Series 2002 D RB
                                           (LOC-Landesbank Baden-Wurttemberg)
     1,500             -          1,500        1.25%, 08/01/17                        (f)(i)
-------------------------------------------------------------------------------------------
                                           Massachusetts (State of) Water
                                           Resources Authority;
                                               Series 2002 B RB
         -         2,000          2,000        5.13%, 08/01/27                        (a)
-------------------------------------------------------------------------------------------
                                               Series 2002 J RB
         -         1,500          1,500        5.00%, 08/01/42
===========================================================================================

===========================================================================================



                                                                    MARKET VALUE
                                                      ---------------------------------------------
                                                                         AIM         AIM MUNICIPAL
                                                        INVESCO       MUNICIPAL        BOND FUND
                                                       TAX-FREE          BOND          PRO FORMA
                                                       BOND FUND         FUND          COMBINING

LOUISIANA -- (CONTINUED)
West Feliciana (Parish of) (Gulf
States Utilities); Series 1992 A PCR
    7.50%, 05/01/15                                    $         -   $ 1,019,720      $ 1,019,720
===================================================================================================
                                                        12,557,372    25,873,293       38,430,665
===================================================================================================

MAINE -- 0.23%
Maine (State of) Housing Authority;
Mortgage Series 1999 E-1 RB
    5.85%, 11/15/20                                              -     1,564,530        1,564,530
===================================================================================================

MARYLAND -- 0.58%
Maryland (State of) Health & Higher
Educational Facilities Authority
(Johns Hopkins University); Refunding
Series 2001 B RB
    5.00%, 07/01/41                                              -     1,001,990        1,001,990
---------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
Educational Facilities Authority
(University of Maryland Medical
System); Series 2001 RB
    5.25%, 07/01/28                                              -       995,780          995,780
---------------------------------------------------------------------------------------------------
    5.25%, 07/01/34                                              -     1,942,980        1,942,980
===================================================================================================
                                                                 -     3,940,750        3,940,750
===================================================================================================

MASSACHUSETTS -- 2.80%
Boston (City of) Water & Sewer
Commission; Sr. Series 1993 A RB
    5.25%, 11/01/19                        (a)           5,849,241             -        5,849,241
---------------------------------------------------------------------------------------------------
Massachusetts (State of);
Consolidated Loan Unlimited Tax
Series 2000 A GO
    5.75%, 02/01/09                                        893,699             -          893,699
---------------------------------------------------------------------------------------------------
Massachusetts (State of) Development
Finance Agency (Boston University);
Series 1999 P RB
    6.00%, 05/15/59                                      4,813,965             -        4,813,965
---------------------------------------------------------------------------------------------------
Massachusetts (State of) Health &
Educational Facilities Authority
(Winchester Hospital); Series 1994 D
RB
    5.80%, 07/01/09                        (a)                   -     1,073,000        1,073,000
---------------------------------------------------------------------------------------------------
Massachusetts (State of) Housing
Finance Agency; Single Family Housing
Series 1994 RB
    6.60%, 12/01/26                        (b)                   -     1,294,525        1,294,525
---------------------------------------------------------------------------------------------------
Massachusetts (State of) Water
Resources Authority; Refunding Multi
Modal VRD Sub-Series 2002 D RB
(LOC-Landesbank Baden-Wurttemberg)
    1.25%, 08/01/17                        (f)(i)        1,500,000             -        1,500,000
---------------------------------------------------------------------------------------------------
Massachusetts (State of) Water
Resources Authority;
    Series 2002 B RB
    5.13%, 08/01/27                        (a)                   -     2,038,200        2,038,200
---------------------------------------------------------------------------------------------------
    Series 2002 J RB
    5.00%, 08/01/42                                              -     1,482,150        1,482,150
===================================================================================================
                                                        13,056,905     5,887,875       18,944,780
===================================================================================================

               PAR (000)
-------------------------------------------
                  AIM         AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING
-------------------------------------------
                                           MICHIGAN -- 5.68%
                                           Allegan (City of) Public School
                                           District; Unlimited Tax Series 2000
                                           GO
   $   500     $       -       $    500        5.75%, 05/01/30                        (a)
---------------------------------------------------------------------------------------------
                                           Almont (City of) Community Schools;
                                           Refunding Unlimited Tax School
                                           Building & Site Series 2002 GO
         -         1,580          1,580        5.00%, 05/01/27
---------------------------------------------------------------------------------------------
                                           Anchor Bay School District; Refunding
                                           Unlimited Tax Series 2001 GO
         -         1,000          1,000        5.00%, 05/01/29
---------------------------------------------------------------------------------------------
                                           Bullock Creek School District;
                                           Unlimited Tax Series 2000 GO
         -         1,000          1,000        5.50%, 05/01/22
---------------------------------------------------------------------------------------------
                                           Caledonia (City of) Community
                                           Schools; Unlimited Tax Series 2000 GO
     1,000             -          1,000        5.50%, 05/01/23                        (a)
---------------------------------------------------------------------------------------------
                                           Chippewa Valley Schools; Refunding
                                           Unlimited Tax Series 2002 GO
         -         1,000          1,000        5.13%, 05/01/27
---------------------------------------------------------------------------------------------
                                           Detroit (City of) School District;
                                           Unlimited Tax Series 2001 A GO
         -         1,000          1,000        5.13%, 05/01/31                        (a)
---------------------------------------------------------------------------------------------
                                           Detroit (City of) Water Supply
                                           System; Sr. Lien Series 2001 A RB
         -         6,000          6,000        5.00%, 07/01/30                        (a)
---------------------------------------------------------------------------------------------
         -         3,500          3,500        5.25%, 07/01/33                        (a)
---------------------------------------------------------------------------------------------
                                           Garden City Hospital Finance
                                           Authority (Garden City Hospital);
                                           Refunding Hospital Series 1998 A RB
         -           850            850        5.63%, 09/01/10
---------------------------------------------------------------------------------------------
                                           Grand Rapids (City of) Building
                                           Authority; Series 2002 A RB
         -         1,660          1,660        5.00%, 10/01/22                        (a)
---------------------------------------------------------------------------------------------
                                           Huron (City) School District;
                                           Unlimited Tax Series 2001 GO
       250             -            250        5.38%, 05/01/26                        (a)
---------------------------------------------------------------------------------------------
                                           Jackson Brownfield (City of)
                                           Redevelopment Authority; Series 2002
                                           TAN
     1,000             -          1,000        5.13%, 06/01/24                        (a)
---------------------------------------------------------------------------------------------
                                           Lake Orion Community School District;
                                               Refunding Unlimited Tax Series
                                               1994 GO
         -         2,500          2,500        7.00%, 05/01/05                        (c)(d)
---------------------------------------------------------------------------------------------
                                               Unlimited Tax Series 2000 A GO
       500             -            500        6.00%, 05/01/10                        (c)(d)
---------------------------------------------------------------------------------------------
                                           Lincoln Park (City of) School
                                           District; Unlimited Tax Series 1996 GO
         -         1,210          1,210        6.00%, 05/01/06                        (c)(d)
---------------------------------------------------------------------------------------------
                                           Michigan (State of) Hospital Finance
                                           Authority (Ascension Health Credit
                                           Group); Series 1999 A RB
     3,000             -          3,000        5.50%, 11/15/07                        (a)
---------------------------------------------------------------------------------------------
                                           Michigan (State of) Municipal Bond
                                           Authority (Drinking Water Revolving
                                           Fund); Series 2000 RB
         -         1,000          1,000        5.50%, 10/01/10                        (c)(d)
---------------------------------------------------------------------------------------------
                                           Michigan (State of) Public Water
                                           Agency (Combustion Turbine No. 1);
                                           Series 2001 A RB
         -         2,500          2,500        5.25%, 01/01/24                        (a)
---------------------------------------------------------------------------------------------
                                                                    MARKET VALUE
                                                      ---------------------------------------------
                                                                         AIM         AIM MUNICIPAL
                                                        INVESCO       MUNICIPAL        BOND FUND
                                                       TAX-FREE          BOND          PRO FORMA
                                                       BOND FUND         FUND          COMBINING
----------------------------------------------------------------------------------------------------
MICHIGAN -- 5.68%
Allegan (City of) Public School
District; Unlimited Tax Series 2000
GO
    5.75%, 05/01/30                         (a)            539,190       $     -        $  539,190
----------------------------------------------------------------------------------------------------
Almont (City of) Community Schools;
Refunding Unlimited Tax School
Building & Site Series 2002 GO
    5.00%, 05/01/27                                            -         1,589,575       1,589,575
----------------------------------------------------------------------------------------------------
Anchor Bay School District; Refunding
Unlimited Tax Series 2001 GO
    5.00%, 05/01/29                                            -         1,005,960       1,005,960
----------------------------------------------------------------------------------------------------
Bullock Creek School District;
Unlimited Tax Series 2000 GO
    5.50%, 05/01/22                                            -         1,052,290       1,052,290
----------------------------------------------------------------------------------------------------
Caledonia (City of) Community
Schools; Unlimited Tax Series 2000 GO
    5.50%, 05/01/23                         (a)          1,049,790             -         1,049,790
----------------------------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding
Unlimited Tax Series 2002 GO
    5.13%, 05/01/27                                            -         1,015,000       1,015,000
----------------------------------------------------------------------------------------------------
Detroit (City of) School District;
Unlimited Tax Series 2001 A GO
    5.13%, 05/01/31                         (a)                -         1,013,510       1,013,510
----------------------------------------------------------------------------------------------------
Detroit (City of) Water Supply
System; Sr. Lien Series 2001 A RB
    5.00%, 07/01/30                         (a)                -         6,016,080       6,016,080
----------------------------------------------------------------------------------------------------
    5.25%, 07/01/33                         (a)                -         3,585,820       3,585,820
----------------------------------------------------------------------------------------------------
Garden City Hospital Finance
Authority (Garden City Hospital);
Refunding Hospital Series 1998 A RB
    5.63%, 09/01/10                                            -           711,161         711,161
----------------------------------------------------------------------------------------------------
Grand Rapids (City of) Building
Authority; Series 2002 A RB
    5.00%, 10/01/22                         (a)                -         1,696,902       1,696,902
----------------------------------------------------------------------------------------------------
Huron (City) School District;
Unlimited Tax Series 2001 GO
    5.38%, 05/01/26                         (a)            259,528             -           259,528
----------------------------------------------------------------------------------------------------
Jackson Brownfield (City of)
Redevelopment Authority; Series 2002
TAN
    5.13%, 06/01/24                         (a)          1,022,120             -         1,022,120
----------------------------------------------------------------------------------------------------
Lake Orion Community School District;
    Refunding Unlimited Tax Series
    1994 GO
    7.00%, 05/01/05                         (c)(d)             -         2,831,675       2,831,675
----------------------------------------------------------------------------------------------------
    Unlimited Tax Series 2000 A GO
    6.00%, 05/01/10                         (c)(d)         585,570             -           585,570
----------------------------------------------------------------------------------------------------
Lincoln Park (City of) School
District; Unlimited Tax Series 1996 GO
    6.00%, 05/01/06                         (c)(d)             -         1,380,985       1,380,985
----------------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
Authority (Ascension Health Credit
Group); Series 1999 A RB
    5.50%, 11/15/07                         (a)          3,391,830             -         3,391,830
----------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond
Authority (Drinking Water Revolving
Fund); Series 2000 RB
    5.50%, 10/01/10                         (c)(d)             -         1,150,370       1,150,370
----------------------------------------------------------------------------------------------------
Michigan (State of) Public Water
Agency (Combustion Turbine No. 1);
Series 2001 A RB
    5.25%, 01/01/24                         (a)                -         2,587,975       2,587,975
----------------------------------------------------------------------------------------------------

               PAR (000)
-------------------------------------------
                  AIM         AIM MUNICIPAL
   INVESCO     MUNICIPAL      BOND FUND
   TAX-FREE      BOND          PRO FORMA
  BOND FUND      FUND         COMBINING
-------------------------------------------
                                           MICHIGAN -- (CONTINUED)
                                           Newaygo (City of) Public Schools;
                                           Unlimited Tax Series 2000 GO
   $ 1,000     $       -      $   1,000        5.50%, 05/01/21
---------------------------------------------------------------------------------------------
                                           Ypsilanti (City of) School District;
                                           Refunding Unlimited Tax Series 1996 GO
         -         4,275          4,275        5.75%, 05/01/07                        (c)(d)
=============================================================================================

=============================================================================================

                                           MINNESOTA -- 0.38%
                                           Brooklyn Center (City of) (Brookdale
                                           Corp. III Project); Refunding VRD
                                           Series 2001 RB (LOC-Firstar Bank)
       300             -            300        1.35%, 12/01/07                        (f)(i)
---------------------------------------------------------------------------------------------
                                           Minneapolis (City of); Unlimited Tax
                                           Parking Ramp Series 2000 A GO
         -         1,000          1,000        5.90%, 12/01/20
---------------------------------------------------------------------------------------------
                                           Minneapolis & St. Paul (Cities of)
                                           Metropolitan Airports Commission
                                           (Northwest Airlines Inc.); Special
                                           Facilities Series 2001 A RB
       500         1,000          1,500        7.00%, 04/01/25                        (b)
=============================================================================================

=============================================================================================

                                           MISSISSIPPI -- 0.92%
                                           Mississippi (State of) Higher
                                           Education Assistance Corp.;
                                           Sub-Series 1994 C RB
         -         5,000          5,000        7.50%, 09/01/09                        (b)
---------------------------------------------------------------------------------------------
                                           Mississippi (State of) Hospital
                                           Equipment & Facilities Authority
                                           (Forrest County General Hospital
                                           Project); Series 2000 RB
     1,000             -          1,000        5.50%, 01/01/27                        (a)
=============================================================================================

=============================================================================================

                                           MISSOURI -- 0.91%
                                           Kansas City Industrial Development
                                           Authority (General Motors Corp.
                                           Project); Series 1984 PCR
         -           170            170        6.05%, 04/01/06
---------------------------------------------------------------------------------------------
                                           Missouri (State of) Environmental
                                           Improvement & Energy Resources
                                           Authority (State Revolving Fund);
                                               Prerefunded Water Pollution
                                               Series 1995 C RB
         -           730            730        5.85%, 01/01/05                        (c)(d)
---------------------------------------------------------------------------------------------
                                               Unrefunded Water Pollution Series
                                                 1995 C RB
         -           270            270        5.85%, 01/01/10
---------------------------------------------------------------------------------------------
                                           Missouri (State of) Health &
                                           Educational Facilities Authority
                                           (Washington University Project);
                                           Educational Facilities Series 2001 A
                                           RB
     1,250         2,750          4,000        5.13%, 06/15/41
---------------------------------------------------------------------------------------------
                                           Missouri (State of) Housing
                                           Development Commission; Multifamily
                                           Housing Series 2001 II RB
       820             -            820        5.38%, 12/01/18
=============================================================================================

=============================================================================================

                                                                                MARKET VALUE
                                                                ---------------------------------------------
                                                                                   AIM         AIM MUNICIPAL
                                                                  INVESCO       MUNICIPAL        BOND FUND
                                                                 TAX-FREE          BOND          PRO FORMA
                                                                 BOND FUND         FUND          COMBINING
--------------------------------------------------------------------------------------------------------------
MICHIGAN -- (CONTINUED)
Newaygo (City of) Public Schools;
Unlimited Tax Series 2000 GO
    5.50%, 05/01/21                                             $ 1,053,550        $     -        $ 1,053,550
--------------------------------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
Refunding Unlimited Tax Series 1996 GO
    5.75%, 05/01/07                                 (c)(d)              -          4,883,974        4,883,974
==============================================================================================================
                                                                  7,901,578       30,521,277       38,422,855
==============================================================================================================

MINNESOTA -- 0.38%
Brooklyn Center (City of) (Brookdale
Corp. III Project); Refunding VRD
Series 2001 RB (LOC-Firstar Bank)
    1.35%, 12/01/07                                 (f)(i)          300,000              -            300,000
--------------------------------------------------------------------------------------------------------------
Minneapolis (City of); Unlimited Tax
Parking Ramp Series 2000 A GO
    5.90%, 12/01/20                                                     -          1,112,280        1,112,280
--------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
Metropolitan Airports Commission
(Northwest Airlines Inc.); Special
Facilities Series 2001 A RB
    7.00%, 04/01/25                                 (b)             376,550          757,740        1,134,290
==============================================================================================================
                                                                    676,550        1,870,020        2,546,570
==============================================================================================================

MISSISSIPPI -- 0.92%
Mississippi (State of) Higher
Education Assistance Corp.;
Sub-Series 1994 C RB
    7.50%, 09/01/09                                 (b)                 -          5,188,000        5,188,000
--------------------------------------------------------------------------------------------------------------
Mississippi (State of) Hospital
Equipment & Facilities Authority
(Forrest County General Hospital
Project); Series 2000 RB
    5.50%, 01/01/27                                 (a)           1,043,780              -          1,043,780
==============================================================================================================
                                                                  1,043,780        5,188,000        6,231,780
==============================================================================================================

MISSOURI -- 0.91%
Kansas City Industrial Development
Authority (General Motors Corp.
Project); Series 1984 PCR
    6.05%, 04/01/06                                                     -            170,700          170,700
--------------------------------------------------------------------------------------------------------------
Missouri (State of) Environmental
Improvement & Energy Resources
Authority (State Revolving Fund);
    Prerefunded Water Pollution
    Series 1995 C RB
    5.85%, 01/01/05                                 (c)(d)              -            797,970          797,970
--------------------------------------------------------------------------------------------------------------
    Unrefunded Water Pollution Series
      1995 C RB
    5.85%, 01/01/10                                                     -            292,467          292,467
--------------------------------------------------------------------------------------------------------------
Missouri (State of) Health &
Educational Facilities Authority
(Washington University Project);
Educational Facilities Series 2001 A
RB
    5.13%, 06/15/41                                               1,261,488        2,778,710        4,040,198
--------------------------------------------------------------------------------------------------------------
Missouri (State of) Housing
Development Commission; Multifamily
Housing Series 2001 II RB

    5.38%, 12/01/18                                                 841,361              -            841,361
==============================================================================================================
                                                                  2,102,849        4,039,847        6,142,696
==============================================================================================================

                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        NEBRASKA -- 0.15%
                                        Omaha (City of) Public Power
                                        District; Electric Series 2002 A RB
$     -     $   1,000    $     1,000        5.20%, 02/01/22
======================================================================================

                                        NEVADA -- 2.62%
                                        Boulder (City of) (Boulder City
                                        Hospital Inc. Project); Refunding
                                        Hospital Series 1998 RB
      -           500            500        5.85%, 01/01/22
--------------------------------------------------------------------------------------
                                        Clark (County of); Airport Sub-Lien
                                        Series 2001 B RB
  2,250             -          2,250        5.13%, 07/01/21                        (a)
--------------------------------------------------------------------------------------
      -         3,000          3,000        5.25%, 07/01/34                        (a)
                                        Clark (County of) (Nevada Power Co.
                                        Project); Series 1992 C IDR
--------------------------------------------------------------------------------------
      -         1,500          1,500        7.20%, 10/01/22
                                        Clark (County of) Bond Bank; Limited
                                        Tax Series 2001 GO
--------------------------------------------------------------------------------------
      -         5,000          5,000        5.00%, 06/01/31                        (a)
                                        Humboldt (County of) (Sierra Pacific
                                        Project); Refunding Series 1987 PCR
--------------------------------------------------------------------------------------
      -         3,000          3,000        6.55%, 10/01/13                        (a)
                                        Nevada (State of) Housing Divison
                                        (Single Family Program); Sr. Series
                                        1994 B-1 RB
--------------------------------------------------------------------------------------
     45             -             45        5.90%, 04/01/03
                                        Reno (City of) Redevelopment Agency;
                                        Refunding Sub-Series 1995 A TAN
--------------------------------------------------------------------------------------
      -         1,185          1,185        6.00%, 06/01/10
                                        Truckee Meadows Water Authority;
                                        Water Series 2001 A RB
--------------------------------------------------------------------------------------
      -         1,000          1,000        5.13%, 07/01/30                        (a)

======================================================================================


                                        NEW JERSEY -- 2.54%
                                        New Jersey (State of) Economic
                                        Development Authority (Continental
                                        Airlines, Inc. Project);
                                            Special Facility Series 1999 RB
      -         6,300          6,300        6.25%, 09/15/29                        (b)
--------------------------------------------------------------------------------------
      -         1,000          1,000        6.40%, 09/15/23                        (b)
--------------------------------------------------------------------------------------
                                            Special Facility Series 2000 RB
      -         4,000          4,000        7.00%, 11/15/30                        (b)
--------------------------------------------------------------------------------------
                                        New Jersey (State of) Health Care
                                        Facilities Financing Authority
                                        (Raritan Bay Medical Center); Series
                                        1994 RB
      -           250            250        7.25%, 07/01/27
--------------------------------------------------------------------------------------
                                        New Jersey (State of) Health Care
                                        Facilities Financing Authority (St.
                                        Peters University Hospital); Series
                                        2000 A RB
    500             -            500        6.88%, 07/01/20
--------------------------------------------------------------------------------------
                                        New Jersey (State of) Transportation
                                        Trust Fund Authority; Transportation
                                        System Series 1999 A RB
  1,670             -          1,670        5.50%, 06/15/10
--------------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
NEBRASKA -- 0.15%
Omaha (City of) Public Power
District; Electric Series 2002 A RB
    5.20%, 02/01/22                              $         -    $ 1,027,690   $  1,027,690
===========================================================================================

NEVADA -- 2.62%
Boulder (City of) (Boulder City
Hospital Inc. Project); Refunding
Hospital Series 1998 RB
    5.85%, 01/01/22                                        -        430,350        430,350
-------------------------------------------------------------------------------------------
Clark (County of); Airport Sub-Lien
Series 2001 B RB
    5.13%, 07/01/21                        (a)     2,295,607              -      2,295,607
-------------------------------------------------------------------------------------------
    5.25%, 07/01/34                        (a)             -      3,038,490      3,038,490
-------------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co.
Project); Series 1992 C IDR
    7.20%, 10/01/22                                        -      1,498,695      1,498,695
-------------------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited
Tax Series 2001 GO
    5.00%, 06/01/31                        (a)             -      5,019,900      5,019,900
-------------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
Project); Refunding Series 1987 PCR
    6.55%, 10/01/13                        (a)             -      3,145,500      3,145,500
-------------------------------------------------------------------------------------------
Nevada (State of) Housing Divison
(Single Family Program); Sr. Series
1994 B-1 RB
    5.90%, 04/01/03                                   45,239              -         45,239
-------------------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
Refunding Sub-Series 1995 A TAN
    6.00%, 06/01/10                                        -      1,239,202      1,239,202
-------------------------------------------------------------------------------------------
Truckee Meadows Water Authority;
Water Series 2001 A RB
    5.13%, 07/01/30                        (a)             -      1,009,130      1,009,130
===========================================================================================
                                                   2,340,846     15,381,267     17,722,113
===========================================================================================

NEW JERSEY -- 2.54%
New Jersey (State of) Economic
Development Authority (Continental
Airlines, Inc. Project);
    Special Facility Series 1999 RB
    6.25%, 09/15/29                        (b)             -      4,446,477      4,446,477
-------------------------------------------------------------------------------------------
    6.40%, 09/15/23                        (b)             -        720,770        720,770
-------------------------------------------------------------------------------------------
    Special Facility Series 2000 RB
    7.00%, 11/15/30                        (b)             -      2,943,120      2,943,120
-------------------------------------------------------------------------------------------
New Jersey (State of) Health Care
Facilities Financing Authority
(Raritan Bay Medical Center); Series
1994 RB
    7.25%, 07/01/27                                        -        250,350        250,350
-------------------------------------------------------------------------------------------
New Jersey (State of) Health Care
Facilities Financing Authority (St.
Peters University Hospital); Series
2000 A RB
    6.88%, 07/01/20                                  532,560              -        532,560
-------------------------------------------------------------------------------------------
New Jersey (State of) Transportation
Trust Fund Authority; Transportation
System Series 1999 A RB
    5.50%, 06/15/10                                1,884,094              -      1,884,094
-------------------------------------------------------------------------------------------


                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        NEW JERSEY -- (CONTINUED)
                                        Tobacco Settlement Financing Corp.;
                                        Asset-Backed Series 2002 RB
$ 2,000        $    -    $     2,000        5.38%, 06/01/18
----------------------------------------------------------------------------------------
  1,000         2,500          3,500        5.75%, 06/01/32
----------------------------------------------------------------------------------------
    500             -            500        6.00%, 06/01/37
----------------------------------------------------------------------------------------
      -         1,000          1,000        6.13%, 06/01/42
========================================================================================

========================================================================================

                                        NEW MEXICO -- 1.54%
                                        Las Cruces (City of) South Central
                                        Solid Waste Authority; Enviromental
                                        Services Series 1995 RB
      -           575            575        5.65%, 06/01/09
----------------------------------------------------------------------------------------
                                        Los Alamos (County of);
                                            Refunding Utility System Series
                                            1994 A RB
      -         2,000          2,000        6.00%, 07/01/15                        (a)
----------------------------------------------------------------------------------------
                                            Utility System Series 1994 A RB
  5,000             -          5,000        6.00%, 07/01/09                        (a)
----------------------------------------------------------------------------------------
                                        Santa Fe (City of); Series 1994 RB
      -         2,100          2,100        6.25%, 06/01/04                      (c)(d)
========================================================================================

========================================================================================

                                        NEW YORK -- 4.17%
                                        Metropolitan Transportation Authority;
                                            Dedicated Tax Fund Series 2000 A
                                            RB
      -         1,500          1,500        5.88%, 04/01/10                      (c)(d)
----------------------------------------------------------------------------------------
                                            Refunding Series 2002 A RB
      -         1,000          1,000        5.13%, 01/01/29
----------------------------------------------------------------------------------------
                                        New York (City of);
                                            Prerefunded Unlimited Tax Series
                                            1994 B1 GO
      -           500            500        7.38%, 08/15/04                      (c)(d)
----------------------------------------------------------------------------------------
                                            Prerefunded Unlimited Tax Series
                                            1996 A GO
      -         2,540          2,540        6.25%, 08/01/06                      (c)(d)
----------------------------------------------------------------------------------------
                                            Unrefunded Unlimited Tax Series
                                            1991 B GO
      -            40             40        7.00%, 02/01/18                      (c)(d)
----------------------------------------------------------------------------------------
                                            Unrefunded Unlimited Tax Series
                                            1992 D GO
      -            15             15        7.70%, 03/07/03                      (c)(d)
----------------------------------------------------------------------------------------
                                            Unrefunded Unlimited Tax Series
                                            1996 A GO
      -           495            495        6.25%, 08/01/17
----------------------------------------------------------------------------------------
                                        New York (City of) Industrial
                                        Development Agency (University  of
                                        Staten Island Hospital Project);
                                        Civic Facilities Series 2001 B RB
      -           600            600        6.38%, 07/01/31
----------------------------------------------------------------------------------------
                                        New York (City of) Municipal Water
                                        Finance Authority;
                                            Prerefunded Water & Sewer System
                                            Series 2000 B RB
    935             -            935        6.00%, 06/15/10                      (c)(d)
----------------------------------------------------------------------------------------
                                            Unrefunded Water & Sewer System
                                            Series 2000 B RB
    565             -            565        6.00%, 06/15/33
----------------------------------------------------------------------------------------
                                            Water & Sewer System Series 1996
                                            A RB
      -         1,000          1,000        5.50%, 06/15/24                        (a)
----------------------------------------------------------------------------------------
                                            Water & Sewer System Series 1997
                                            B RB
      -         3,850          3,850        5.75%, 06/15/29
----------------------------------------------------------------------------------------
                                                                  MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
NEW JERSEY -- (CONTINUED)
Tobacco Settlement Financing Corp.;
Asset-Backed Series 2002 RB
    5.38%, 06/01/18                              $ 1,933,480    $         -   $  1,933,480
-------------------------------------------------------------------------------------------
    5.75%, 06/01/32                                  896,250      2,243,750      3,140,000
-------------------------------------------------------------------------------------------
    6.00%, 06/01/37                                  443,420              -        443,420
-------------------------------------------------------------------------------------------
    6.13%, 06/01/42                                        -        891,690        891,690
===========================================================================================
                                                   5,689,804     11,496,157     17,185,961
===========================================================================================

NEW MEXICO -- 1.54%
Las Cruces (City of) South Central
Solid Waste Authority; Enviromental
Services Series 1995 RB
    5.65%, 06/01/09                                        -        604,411        604,411
-------------------------------------------------------------------------------------------
Los Alamos (County of);
    Refunding Utility System Series
    1994 A RB
    6.00%, 07/01/15                        (a)             -      2,157,080      2,157,080
-------------------------------------------------------------------------------------------
    Utility System Series 1994 A RB
    6.00%, 07/01/09                        (a)     5,391,250              -      5,391,250
-------------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
    6.25%, 06/01/04                      (c)(d)            -      2,239,818      2,239,818
===========================================================================================
                                                   5,391,250      5,001,309     10,392,559
===========================================================================================

NEW YORK -- 4.17%
Metropolitan Transportation Authority;
    Dedicated Tax Fund Series 2000 A
    RB
    5.88%, 04/01/10                      (c)(d)            -      1,757,865      1,757,865
-------------------------------------------------------------------------------------------
    Refunding Series 2002 A RB
    5.13%, 01/01/29                                        -      1,004,030      1,004,030
-------------------------------------------------------------------------------------------
New York (City of);
    Prerefunded Unlimited Tax Series
    1994 B1 GO
    7.38%, 08/15/04                      (c)(d)            -        552,645        552,645
-------------------------------------------------------------------------------------------
    Prerefunded Unlimited Tax Series
    1996 A GO
    6.25%, 08/01/06                      (c)(d)            -      2,961,996      2,961,996
-------------------------------------------------------------------------------------------
    Unrefunded Unlimited Tax Series
    1991 B GO
    7.00%, 02/01/18                      (c)(d)            -         40,579         40,579
-------------------------------------------------------------------------------------------
    Unrefunded Unlimited Tax Series
    1992 D GO
    7.70%, 03/07/03                      (c)(d)            -         15,230         15,230
-------------------------------------------------------------------------------------------
    Unrefunded Unlimited Tax Series
    1996 A GO
    6.25%, 08/01/17                                        -        577,239        577,239
-------------------------------------------------------------------------------------------
New York (City of) Industrial
Development Agency (University  of
Staten Island Hospital Project);
Civic Facilities Series 2001 B RB
    6.38%, 07/01/31                                        -        602,688        602,688
-------------------------------------------------------------------------------------------
New York (City of) Municipal Water
Finance Authority;
    Prerefunded Water & Sewer System
    Series 2000 B RB
    6.00%, 06/15/10                      (c)(d)    1,114,885              -      1,114,885
-------------------------------------------------------------------------------------------
    Unrefunded Water & Sewer System
    Series 2000 B RB
    6.00%, 06/15/33                                  660,406              -        660,406
-------------------------------------------------------------------------------------------
    Water & Sewer System Series 1996
    A RB
    5.50%, 06/15/24                        (a)             -      1,041,650      1,041,650
-------------------------------------------------------------------------------------------
    Water & Sewer System Series 1997
    B RB
    5.75%, 06/15/29                                        -      4,173,516      4,173,516
-------------------------------------------------------------------------------------------

                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        NEW YORK -- (CONTINUED)
                                        New York (State of) Dormitory
                                        Authority (State University
                                        Educational Facilities); Series 1995
                                        A RB
$     -     $   1,000    $     1,000        6.50%, 05/15/06
-----------------------------------------------------------------------------------------
                                        New York (State of) Environmental
                                        Facilities Corp. (State Water
                                        Revolving Project); Unrefunded Series
                                        1991 E PCR
      -         1,100          1,100        6.88%, 06/15/10
-----------------------------------------------------------------------------------------
                                        Port Authority of New York & New
                                        Jersey (States of); Series 1994 93th
                                        RB
  5,250             -          5,250        6.13%, 06/01/94
-----------------------------------------------------------------------------------------
                                        Triborough Bridge & Tunnel Authority;
                                            General Purpose Series 1992 Y RB
  2,900             -          2,900        5.50%, 01/01/17                        (c)
-----------------------------------------------------------------------------------------
                                            General Purpose Series 1993 B RB
  1,935             -          1,935        5.00%, 01/01/20                        (c)
=========================================================================================

=========================================================================================

                                        NORTH CAROLINA -- 0.86%
                                        North Carolina (State of) Eastern
                                        Municipal Power Agency; Power System
                                        Series 1993 A RB
      -         1,500          1,500        6.13%, 01/01/10                      (c)(d)
-----------------------------------------------------------------------------------------
                                        North Carolina (State of) Housing
                                        Finance Agency; Single Family Series
                                        1996 II RB
      -           440            440        6.20%, 03/01/16
-----------------------------------------------------------------------------------------
                                        North Carolina (State of) Municipal
                                        Power Agency (No. 1 Catawba Electric
                                        Project);
                                            Prerefunded Series 1990 RB
      -           260            260        6.50%, 01/01/10                      (c)(d)
-----------------------------------------------------------------------------------------
                                            Refunding Series 1992 RB
      -         2,890          2,890        7.25%, 01/01/07
=========================================================================================

=========================================================================================
                                        NORTH DAKOTA -- 0.16%
                                        Fargo (City of) Health System
                                        (Meritcare Medical Group); Series
                                        2002 A RB

      -           500            500        5.13%, 06/01/27                        (a)
-----------------------------------------------------------------------------------------
                                        Ward (County of) (Trinity Health
                                        Group); Health Care
                                        Facilities VRD Series
                                        2002 A RB (LOC-U.S. Bank
                                        N.A.)

     600            -            600        1.35%, 07/01/29                      (f)(i)
=========================================================================================

=========================================================================================


                                        OHIO -- 2.43%
                                        Cleveland (City of); Refunding First
                                        Mortgage Waterworks Series 1993 G RB
  3,300             -          3,300        5.50%, 01/01/21                        (a)
-----------------------------------------------------------------------------------------
                                        Fairfield (City of) School District;
                                        Unlimited Tax Series 1995 GO
      -         1,000          1,000        6.10%, 12/01/05                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Findlay (City of); Limited Tax Series
                                        1996 GO
      -         1,000          1,000        5.88%, 07/01/17
-----------------------------------------------------------------------------------------
                                        Lake Ohio School District (Stark
                                        County School District); Unlimited
                                        Tax Series 2000 GO
      -         2,500          2,500        5.75%, 12/01/26                        (a)
-----------------------------------------------------------------------------------------
                                                                  MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
NEW YORK -- (CONTINUED)
New York (State of) Dormitory
Authority (State University
Educational Facilities); Series 1995
A RB
    6.50%, 05/15/06                                  $     -    $ 1,138,290   $  1,138,290
--------------------------------------------------------------------------------------------
New York (State of) Environmental
Facilities Corp. (State Water
Revolving Project); Unrefunded Series
1991 E PCR
    6.88%, 06/15/10                                        -      1,116,500      1,116,500
--------------------------------------------------------------------------------------------
Port Authority of New York & New
Jersey (States of); Series 1994 93th
RB
    6.13%, 06/01/94                                6,057,450              -      6,057,450
--------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority;
    General Purpose Series 1992 Y RB
    5.50%, 01/01/17                        (c)     3,307,595              -      3,307,595
--------------------------------------------------------------------------------------------
    General Purpose Series 1993 B RB
    5.00%, 01/01/20                        (c)     2,037,207              -      2,037,207
============================================================================================
                                                  13,177,543     14,982,228     28,159,771
============================================================================================

NORTH CAROLINA -- 0.86%
North Carolina (State of) Eastern
Municipal Power Agency; Power System
Series 1993 A RB
    6.13%, 01/01/10                      (c)(d)            -      1,757,700      1,757,700
--------------------------------------------------------------------------------------------
North Carolina (State of) Housing
Finance Agency; Single Family Series
1996 II RB
    6.20%, 03/01/16                                        -        460,992        460,992
--------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency (No. 1 Catawba Electric
Project);
    Prerefunded Series 1990 RB
    6.50%, 01/01/10                      (c)(d)            -        308,240        308,240
--------------------------------------------------------------------------------------------
    Refunding Series 1992 RB
    7.25%, 01/01/07                                        -      3,310,668      3,310,668
============================================================================================
                                                           -      5,837,600      5,837,600
============================================================================================
NORTH DAKOTA -- 0.16%
Fargo (City of) Health System
(Meritcare Medical Group); Series
2002 A RB

    5.13%, 06/01/27                        (a)             -        508,305        508,305
--------------------------------------------------------------------------------------------
Ward (County of) (Trinity Health
Group); Health Care
Facilities VRD Series
2002 A RB (LOC-U.S. Bank
N.A.)

    1.35%, 07/01/29                      (f)(i)      600,000            -          600,000
============================================================================================
                                                     600,000        508,305      1,108,305
============================================================================================


OHIO -- 2.43%
Cleveland (City of); Refunding First
Mortgage Waterworks Series 1993 G RB
    5.50%, 01/01/21                        (a)     3,689,829              -      3,689,829
--------------------------------------------------------------------------------------------
Fairfield (City of) School District;
Unlimited Tax Series 1995 GO
    6.10%, 12/01/05                      (c)(d)            -      1,126,620      1,126,620
--------------------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series
1996 GO
    5.88%, 07/01/17                                        -      1,120,870      1,120,870
--------------------------------------------------------------------------------------------
Lake Ohio School District (Stark
County School District); Unlimited
Tax Series 2000 GO
    5.75%, 12/01/26                        (a)             -      2,712,550      2,712,550
--------------------------------------------------------------------------------------------

                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        OHIO -- (CONTINUED)
                                        Montgomery (County of) (Grandview
                                        Hospital & Medical Center); Refunding
                                        Hospital Series 1997 RB
$     -     $   1,000    $     1,000        5.50%, 12/01/09                      (c)(d)
----------------------------------------------------------------------------------------
                                        Ohio (State of) Department of
                                        Transportation (Panhandle Rail Line
                                        Project); Series 1992 COP
      -         1,100          1,100        6.50%, 04/15/12                        (a)
----------------------------------------------------------------------------------------
                                        Ohio (State of) Water Development
                                        Authority (Cleveland Pollution
                                        Control Project); Refunding Series
                                        1999 A PCR
  3,000             -          3,000        5.58%, 06/15/04                      (b)(d)
----------------------------------------------------------------------------------------
                                        Plain (City of) Local School District;
                                           Prerefunded Unlimited Tax Series
                                        2000 GO
    410             -            410        6.00%, 06/01/11                      (c)(d)
----------------------------------------------------------------------------------------
                                           Unlimited Tax Series 2000 GO
     90             -             90        6.00%, 12/01/25                        (a)
----------------------------------------------------------------------------------------
                                        University of Cincinnati; Series 2002
                                        F RB
      -           820            820        5.00%, 06/01/22
----------------------------------------------------------------------------------------
      -         1,000          1,000        5.00%, 06/01/23
========================================================================================

========================================================================================

                                        OKLAHOMA -- 1.92%
                                        Jenks (City of) Aquarium Authority;
                                        First Mortgage Series 2000 RB
    800             -            800        6.00%, 07/01/20                        (a)
----------------------------------------------------------------------------------------
                                        Mustang (City of) Improvement Utility
                                        Authority; Series 1999 RB
      -         1,500          1,500        5.70%, 10/01/19                        (a)
----------------------------------------------------------------------------------------
                                        Oklahoma (State of) Development
                                        Finance Authority (St. John Health
                                        System); Refunding Series 1999 RB
      -           675            675        5.75%, 02/15/18
----------------------------------------------------------------------------------------
      -         1,750          1,750        5.75%, 02/15/25
----------------------------------------------------------------------------------------
                                        Oklahoma (State of) Water Resource
                                        Board; State Loan Program Series 2003
                                        A RB
      -         1,000          1,000        5.00%, 10/01/22
----------------------------------------------------------------------------------------
                                        Oklahoma City Airport Trust; Jr. Lien
                                        Series 2000 A 27th RB
  2,675             -          2,675        5.13%, 07/01/20                        (a)
----------------------------------------------------------------------------------------
                                        Tulsa (City of) Industrial Authority
                                        (St. John's Medical Center Project);
                                        Hospital Series 1994 RB
      -         2,000          2,000        6.25%, 02/15/06                      (c)(d)
----------------------------------------------------------------------------------------
                                        Tulsa (City of) Industrial Authority
                                        (Tulsa Regional Medical Center);
                                        Hospital Series 1992 RB
      -           500            500        7.20%, 06/01/03                      (c)(d)
----------------------------------------------------------------------------------------
                                        Tulsa (City of) Public Facilities
                                        Authority; Capital Improvement Series
                                        1988 B RB
      -         1,305          1,305        6.00%, 03/01/08
========================================================================================

========================================================================================

                                        OREGON -- 0.50%
                                        Cow Creek Band Umpqua Tribe of
                                        Indians; Series 1998 B RB
      -         1,000          1,000        5.10%, 07/01/12                      (a)(e)
----------------------------------------------------------------------------------------
                                                                  MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
OHIO -- (CONTINUED)
Montgomery (County of) (Grandview
Hospital & Medical Center); Refunding
Hospital Series 1997 RB
    5.50%, 12/01/09                      (c)(d)  $         -    $ 1,141,890   $  1,141,890
-------------------------------------------------------------------------------------------
Ohio (State of) Department of
Transportation (Panhandle Rail Line
Project); Series 1992 COP
    6.50%, 04/15/12                        (a)             -      1,121,681      1,121,681
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development
Authority (Cleveland Pollution
Control Project); Refunding Series
1999 A PCR
    5.58%, 06/15/04                      (b)(d)    3,065,220              -      3,065,220
-------------------------------------------------------------------------------------------
Plain (City of) Local School District;
   Prerefunded Unlimited Tax Series
2000 GO
    6.00%, 06/01/11                      (c)(d)      481,807              -        481,807
-------------------------------------------------------------------------------------------
   Unlimited Tax Series 2000 GO
    6.00%, 12/01/25                        (a)       100,091              -        100,091
-------------------------------------------------------------------------------------------
University of Cincinnati; Series 2002
F RB
    5.00%, 06/01/22                                        -        835,244        835,244
-------------------------------------------------------------------------------------------
    5.00%, 06/01/23                                        -      1,014,070      1,014,070
===========================================================================================
                                                   7,336,947      9,072,925     16,409,872
===========================================================================================

OKLAHOMA -- 1.92%
Jenks (City of) Aquarium Authority;
First Mortgage Series 2000 RB
    6.00%, 07/01/20                        (a)       903,312              -        903,312
-------------------------------------------------------------------------------------------
Mustang (City of) Improvement Utility
Authority; Series 1999 RB
    5.70%, 10/01/19                        (a)             -      1,670,670      1,670,670
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development
Finance Authority (St. John Health
System); Refunding Series 1999 RB
    5.75%, 02/15/18                                        -        718,382        718,382
-------------------------------------------------------------------------------------------
    5.75%, 02/15/25                                        -      1,848,158      1,848,158
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource
Board; State Loan Program Series 2003
A RB
    5.00%, 10/01/22                                        -      1,015,850      1,015,850
-------------------------------------------------------------------------------------------
Oklahoma City Airport Trust; Jr. Lien
Series 2000 A 27th RB
    5.13%, 07/01/20                        (a)     2,715,179              -      2,715,179
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
(St. John's Medical Center Project);
Hospital Series 1994 RB
    6.25%, 02/15/06                      (c)(d)            -      2,261,740      2,261,740
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
(Tulsa Regional Medical Center);
Hospital Series 1992 RB
    7.20%, 06/01/03                      (c)(d)            -        519,820        519,820
-------------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities
Authority; Capital Improvement Series
1988 B RB
    6.00%, 03/01/08                                        -      1,334,389      1,334,389
===========================================================================================
                                                   3,618,491      9,369,009     12,987,500
===========================================================================================

OREGON -- 0.50%
Cow Creek Band Umpqua Tribe of
Indians; Series 1998 B RB
    5.10%, 07/01/12                      (a)(e)            -      1,040,260      1,040,260
-------------------------------------------------------------------------------------------

                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        OREGON -- (CONTINUED)
                                        Portland (City of) Sewer System;
                                        Series 1994 A RB
$     -     $   1,200    $     1,200        6.20%, 06/01/04                      (c)(d)
-----------------------------------------------------------------------------------------
      -         1,000          1,000        6.25%, 06/01/04                      (c)(d)
=========================================================================================

=========================================================================================

                                        PENNSYLVANIA -- 1.89%
                                        Allegheny (County of) Higher
                                        Education Building Authority
                                        (Carnegie Mellon University); Series
                                        2002 RB
      -         1,500          1,500        5.25%, 03/01/32
-----------------------------------------------------------------------------------------
                                        Allegheny (County of) Port Authority;
                                        Special Transportation Series 1999 RB
      -         1,000          1,000        6.13%, 03/01/09                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Benton Area School District;
                                        Unlimited Tax Series 2002 B GO
      -         1,000          1,000        5.13%, 06/01/31                        (a)
-----------------------------------------------------------------------------------------
                                        Chester (County of) Industrial
                                        Development Authority (Westtown
                                        School Project); Educational
                                        Facilities Series 2002 RB
      -         1,000          1,000        5.00%, 01/01/31                        (a)
-----------------------------------------------------------------------------------------
                                        Clarion (County of) Industrial
                                        Development Authority (Beverly
                                        Enterprises Inc. Project); Refunding
                                        Series 2001 RB
      -         1,450          1,450        7.38%, 12/01/08
-----------------------------------------------------------------------------------------
                                        Montgomery (County of) Industrial
                                        Development Authority (Pennsburg
                                        Nursing & Rehabilitation Center);
                                        Series 1993 RB
      -           100            100        7.63%, 03/31/04                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Pennsylvania (State of); Unlimited
                                        Tax Third Series 1994 GO
      -         1,250          1,250        6.75%, 11/15/04                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Pennsylvania (State of) Economic
                                        Financing Authority (Colver Project);
                                        Resource Recovery Series 1994 D RB
      -         2,900          2,900        7.05%, 12/01/10                        (b)
-----------------------------------------------------------------------------------------
                                        Pennsylvania (State of) Public School
                                        Building Authority (Lehigh Career &
                                        Technical Institution); Series 2001 RB
      -         1,000          1,000        5.00%, 10/01/26                        (a)
-----------------------------------------------------------------------------------------
                                        Spring-Ford Area School District;
                                        Unlimited Tax Series 2002 GO
      -         1,025          1,025        5.00%, 04/01/23                        (a)
=========================================================================================

=========================================================================================

                                        PUERTO RICO -- 0.45%
                                        Children's Trust Fund (Tobacco
                                        Settlement);
                                            Asset-Backed Series 2000 RB
      -         1,250          1,250        5.38%, 05/15/33
-----------------------------------------------------------------------------------------
                                            Sr. Series 2000 RB
      -         1,000          1,000        6.00%, 07/01/10                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Puerto Rico (Commonwealth of);
                                        Unlimited Tax Public Improvement
                                        Series 2000 GO
      -           500            500        6.00%, 07/01/05                      (c)(d)
-----------------------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
OREGON -- (CONTINUED)
Portland (City of) Sewer System;
Series 1994 A RB
    6.20%, 06/01/04                      (c)(d)  $         -    $ 1,290,924   $  1,290,924
-------------------------------------------------------------------------------------------
    6.25%, 06/01/04                      (c)(d)            -      1,076,420      1,076,420
===========================================================================================
                                                           -      3,407,604      3,407,604
===========================================================================================

PENNSYLVANIA -- 1.89%
Allegheny (County of) Higher
Education Building Authority
(Carnegie Mellon University); Series
2002 RB
    5.25%, 03/01/32                                        -      1,541,340      1,541,340
-------------------------------------------------------------------------------------------
Allegheny (County of) Port Authority;
Special Transportation Series 1999 RB
    6.13%, 03/01/09                      (c)(d)            -      1,179,400      1,179,400
-------------------------------------------------------------------------------------------
Benton Area School District;
Unlimited Tax Series 2002 B GO
    5.13%, 06/01/31                        (a)             -      1,016,610      1,016,610
-------------------------------------------------------------------------------------------
Chester (County of) Industrial
Development Authority (Westtown
School Project); Educational
Facilities Series 2002 RB
    5.00%, 01/01/31                        (a)             -      1,007,100      1,007,100
-------------------------------------------------------------------------------------------
Clarion (County of) Industrial
Development Authority (Beverly
Enterprises Inc. Project); Refunding
Series 2001 RB
    7.38%, 12/01/08                                        -      1,476,854      1,476,854
-------------------------------------------------------------------------------------------
Montgomery (County of) Industrial
Development Authority (Pennsburg
Nursing & Rehabilitation Center);
Series 1993 RB
    7.63%, 03/31/04                      (c)(d)            -        110,135        110,135
-------------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited
Tax Third Series 1994 GO
    6.75%, 11/15/04                      (c)(d)            -      1,388,575      1,388,575
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic
Financing Authority (Colver Project);
Resource Recovery Series 1994 D RB
    7.05%, 12/01/10                        (b)             -      3,023,540      3,023,540
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Public School
Building Authority (Lehigh Career &
Technical Institution); Series 2001 RB
    5.00%, 10/01/26                        (a)             -      1,010,440      1,010,440
-------------------------------------------------------------------------------------------
Spring-Ford Area School District;
Unlimited Tax Series 2002 GO
    5.00%, 04/01/23                        (a)             -      1,039,975      1,039,975
===========================================================================================
                                                           -     12,793,969     12,793,969
===========================================================================================

PUERTO RICO -- 0.45%
Children's Trust Fund (Tobacco
Settlement);
    Asset-Backed Series 2000 RB
    5.38%, 05/15/33                                        -      1,206,250      1,206,250
-------------------------------------------------------------------------------------------
    Sr. Series 2000 RB
    6.00%, 07/01/10                      (c)(d)            -      1,178,230      1,178,230
-------------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of);
Unlimited Tax Public Improvement
Series 2000 GO
    6.00%, 07/01/05                      (c)(d)            -        557,150        557,150
-------------------------------------------------------------------------------------------

                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        PUERTO RICO -- (CONTINUED)
                                        Puerto Rico (Commonwealth of) Highway
                                        & Transportation Authority;
                                        Transportation Series 2000 B RB
$     -      $    100     $      100        6.00%, 07/01/10                      (c)(d)
=========================================================================================

=========================================================================================

                                        RHODE ISLAND -- 0.93%
                                        Providence (City of) Public Building
                                        Authority; General Series 2000 A RB
  1,210             -          1,210        5.75%, 12/15/16                        (a)
-----------------------------------------------------------------------------------------
                                        Rhode Island (State of) Housing &
                                        Mortgage Finance Corp.; Homeownership
                                        Opportunity Series 1994 15-B RB
      -         1,000          1,000        6.00%, 10/01/04
-----------------------------------------------------------------------------------------

                                        Tobacco Settlement Financing Corp.;
                                        Asset-Backed Series 2002 A RB
      -         4,000          4,000        6.00%, 06/01/23
=========================================================================================

=========================================================================================

                                        SOUTH CAROLINA -- 1.11%
                                        Piedmont Municipal Power Agency;
                                        Refunding Electric Series 1986 A RB
      -         1,150          1,150        5.75%, 01/01/24
-----------------------------------------------------------------------------------------
                                        South Carolina (State of) Jobs
                                        Economic Development Authority (Bon
                                        Secours-St. Francis Medical Center
                                        Inc.); Economic Development Series
                                        2002 A RB
  1,000         1,000          2,000        5.50%, 11/15/23
-----------------------------------------------------------------------------------------
                                        South Carolina (State of) Jobs
                                        Economic Development Authority
                                        (Palmetto Health Alliance); Hospital
                                        Facilities Improvement Series 2000 A
                                        RB
      -         1,000          1,000        7.13%, 12/15/15
-----------------------------------------------------------------------------------------
                                        South Carolina (State of) Jobs
                                        Economic Development Authority (South
                                        Carolina Electric & Gas Co. Project);
                                        Series 2002 A IDR
      -         1,000          1,000        5.20%, 11/01/27                        (a)
-----------------------------------------------------------------------------------------
                                        South Carolina (State of) Public
                                        Service Authority; Series 2002 B RB
      -         1,250          1,250        5.13%, 01/01/32                        (a)
-----------------------------------------------------------------------------------------
                                        South Carolina (State of)
                                        Transportation Infrastructure Bank;
                                        Series 2001 A RB
      -         1,000          1,000        5.00%, 10/01/29                        (a)
=========================================================================================


=========================================================================================

                                        SOUTH DAKOTA -- 0.62%
                                        Aberdeen (City of) School District
                                        No. 6-1; Unlimited Tax Series 2000 GO
  1,940         2,000          3,940        5.45%, 01/01/26                        (a)
-----------------------------------------------------------------------------------------
                                        South Dakota (State of) Health &
                                        Educational Facilities Authority
                                        (Huron Regional Medical Center);
                                        Series 1994 RB
      -           100            100        7.25%, 04/01/20
=========================================================================================


=========================================================================================
                                                                  MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
PUERTO RICO -- (CONTINUED)
Puerto Rico (Commonwealth of) Highway
& Transportation Authority;
Transportation Series 2000 B RB
    6.00%, 07/01/10                      (c)(d)  $         -     $  118,973    $   118,973
==========================================================================================
                                                           -      3,060,603      3,060,603
==========================================================================================

RHODE ISLAND -- 0.93%
Providence (City of) Public Building
Authority; General Series 2000 A RB
    5.75%, 12/15/16                        (a)     1,363,271              -      1,363,271
------------------------------------------------------------------------------------------
Rhode Island (State of) Housing &
Mortgage Finance Corp.; Homeownership
Opportunity Series 1994 15-B RB
    6.00%, 10/01/04                                        -      1,044,750      1,044,750
------------------------------------------------------------------------------------------

Tobacco Settlement Financing Corp.;
Asset-Backed Series 2002 A RB
    6.00%, 06/01/23                                        -      3,870,200      3,870,200
==========================================================================================
                                                   1,363,271      4,914,950      6,278,221
==========================================================================================

SOUTH CAROLINA -- 1.11%
Piedmont Municipal Power Agency;
Refunding Electric Series 1986 A RB
    5.75%, 01/01/24                                        -      1,133,429      1,133,429
------------------------------------------------------------------------------------------
South Carolina (State of) Jobs
Economic Development Authority (Bon
Secours-St. Francis Medical Center
Inc.); Economic Development Series
2002 A RB
    5.50%, 11/15/23                                  992,510        995,010      1,987,520
------------------------------------------------------------------------------------------
South Carolina (State of) Jobs
Economic Development Authority
(Palmetto Health Alliance); Hospital
Facilities Improvement Series 2000 A
RB
    7.13%, 12/15/15                                        -      1,104,050      1,104,050
------------------------------------------------------------------------------------------
South Carolina (State of) Jobs
Economic Development Authority (South
Carolina Electric & Gas Co. Project);
Series 2002 A IDR
    5.20%, 11/01/27                        (a)             -      1,015,190      1,015,190
------------------------------------------------------------------------------------------
South Carolina (State of) Public
Service Authority; Series 2002 B RB
    5.13%, 01/01/32                        (a)             -      1,275,475      1,275,475
------------------------------------------------------------------------------------------
South Carolina (State of)
Transportation Infrastructure Bank;
Series 2001 A RB
    5.00%, 10/01/29                        (a)             -      1,011,850      1,011,850
==========================================================================================

                                                     992,510      6,535,004      7,527,514
==========================================================================================

SOUTH DAKOTA -- 0.62%
Aberdeen (City of) School District
No. 6-1; Unlimited Tax Series 2000 GO
    5.45%, 01/01/26                        (a)     2,018,337      2,083,260      4,101,597
------------------------------------------------------------------------------------------
South Dakota (State of) Health &
Educational Facilities Authority
(Huron Regional Medical Center);
Series 1994 RB
    7.25%, 04/01/20                                        -        103,346        103,346
==========================================================================================

                                                   2,018,337      2,186,606      4,204,943
==========================================================================================

                PAR (000)
---------------------------------------
                 AIM      AIM MUNICIPAL
  INVESCO     MUNICIPAL     BOND FUND
  TAX-FREE      BOND        PRO FORMA
 BOND FUND      FUND        COMBINING
---------------------------------------
                                        TENNESSEE -- 0.93%
                                        Clarksville (City of)
                                        Public Building
                                        Authority (Tennessee
                                        Municipal Bond Fund);
                                        VRD Pooled Financing
                                        Series 1997 RB (LOC-Bank
                                        of America N.A.)
$     -      $    537     $      537        1.15%, 11/01/27                      (f)(h)
-----------------------------------------------------------------------------------------
                                        Franklin (City of) Industrial
                                        Development Board (Landings Apartment
                                        Project); Multifamily Housing
                                        Refunding Series 1996 A RB
      -           820            820        5.75%, 04/01/10                      (a)
-----------------------------------------------------------------------------------------
                                        Putnam (County of); Refunding
                                        Unlimited Tax Series 2001 GO
      -         2,500          2,500        5.25%, 04/01/17                      (a)
-----------------------------------------------------------------------------------------
                                        Robertson & Somner (Counties of)
                                        White House Utility District; Water &
                                        Sewer Series 2000 RB
      -         1,000          1,000        6.00%, 01/01/10                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Shelby (County of) Health Educational
                                        & Housing Facilities Board (Kirby
                                        Pines Retirement Community); Health
                                        Care Facilities Series 1997 A RB
      -         1,000          1,000        6.25%, 11/15/16
-----------------------------------------------------------------------------------------
                                        Tennessee (State of) Housing
                                        Development Agency; Homeownership
                                        Progressive Series 1992 RB
      -            20             20        6.80%, 07/01/17
=========================================================================================

=========================================================================================

                                        TEXAS -- 21.71%
                                        Allen (City of) Independent School
                                        District; Refunding Unlimited Tax
                                        Series 2000 GO (CEP-Texas Permanent
                                        School Fund)
      -         1,600          1,600        5.95%, 02/15/25
-----------------------------------------------------------------------------------------
                                        Arlington (City of) Independent
                                        School District;
                                            Prerefunded Unlimited Tax Series
                                        1995 GO
                                            (CEP-Texas Permanent School Fund)
      -           705            705        5.75%, 02/15/05                      (c)(d)
-----------------------------------------------------------------------------------------
                                            Unrefunded Unlimited Tax Series
                                        1995 GO
                                            (CEP-Texas Permanent School Fund)
      -           295            295        5.75%, 02/15/21
-----------------------------------------------------------------------------------------
                                        Austin (City of); Refunding Hotel
                                        Occupancy Tax Sub. Lien Series 1999 RB
      -         1,000          1,000        5.80%, 11/15/29                      (a)
-----------------------------------------------------------------------------------------
                                        Austin (City of) Community College
                                        District; Refunding Combined Fee
                                        Series 1995 RB
      -         1,115          1,115        6.10%, 02/01/05                      (c)(d)
-----------------------------------------------------------------------------------------
                                        Austin (City of) Electric Utility
                                        System; Refunding Capital
                                        Appreciation Series 1992 RB
  1,400             -          1,400        8.19%, 11/15/11                      (a)(g)
-----------------------------------------------------------------------------------------
                                        Austin (City of) Water & Wastewater
                                        System; Refunding Series 2001 A&B RB
      -         1,750          1,750        5.25%, 05/15/31                      (a)
-----------------------------------------------------------------------------------------
                                                                  MARKET VALUE
                                                    ---------------------------------------
                                                                   AIM        AIM MUNICIPAL
                                                     INVESCO     MUNICIPAL      BOND FUND
                                                    TAX-FREE       BOND         PRO FORMA
                                                    BOND FUND      FUND         COMBINING
                                                    ---------------------------------------
TENNESSEE -- 0.93%
Clarksville (City of)
Public Building
Authority (Tennessee
Municipal Bond Fund);
VRD Pooled Financing
Series 1997 RB (LOC-Bank
of America N.A.)
    1.15%, 11/01/27                      (f)(h)      $     -     $  537,000    $   537,000
-------------------------------------------------------------------------------------------
Franklin (City of) Industrial
Development Board (Landings Apartment
Project); Multifamily Housing
Refunding Series 1996 A RB
    5.75%, 04/01/10                      (a)               -        877,015        877,015
-------------------------------------------------------------------------------------------
Putnam (County of); Refunding
Unlimited Tax Series 2001 GO
    5.25%, 04/01/17                      (a)               -      2,760,925      2,760,925
-------------------------------------------------------------------------------------------
Robertson & Somner (Counties of)
White House Utility District; Water &
Sewer Series 2000 RB
    6.00%, 01/01/10                      (c)(d)            -      1,164,140      1,164,140
-------------------------------------------------------------------------------------------
Shelby (County of) Health Educational
& Housing Facilities Board (Kirby
Pines Retirement Community); Health
Care Facilities Series 1997 A RB
    6.25%, 11/15/16                                        -        919,310        919,310
-------------------------------------------------------------------------------------------
Tennessee (State of) Housing
Development Agency; Homeownership
Progressive Series 1992 RB
    6.80%, 07/01/17                                        -         20,205         20,205
==========================================================================================
                                                           -      6,278,595      6,278,595
==========================================================================================

TEXAS -- 21.71%
Allen (City of) Independent School
District; Refunding Unlimited Tax
Series 2000 GO (CEP-Texas Permanent
School Fund)
    5.95%, 02/15/25                                        -      1,743,456      1,743,456
-------------------------------------------------------------------------------------------
Arlington (City of) Independent
School District;
    Prerefunded Unlimited Tax Series
1995 GO
    (CEP-Texas Permanent School Fund)
    5.75%, 02/15/05                      (c)(d)            -        766,095        766,095
-------------------------------------------------------------------------------------------
    Unrefunded Unlimited Tax Series
1995 GO
    (CEP-Texas Permanent School Fund)
    5.75%, 02/15/21                                        -        312,635        312,635
-------------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel
Occupancy Tax Sub. Lien Series 1999 RB
    5.80%, 11/15/29                      (a)               -      1,081,200      1,081,200
-------------------------------------------------------------------------------------------
Austin (City of) Community College
District; Refunding Combined Fee
Series 1995 RB
    6.10%, 02/01/05                      (c)(d)            -      1,217,435      1,217,435
-------------------------------------------------------------------------------------------
Austin (City of) Electric Utility
System; Refunding Capital
Appreciation Series 1992 RB
    8.19%, 11/15/11                      (a)(g)      971,110              -        971,110
-------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater
System; Refunding Series 2001 A&B RB
    5.25%, 05/15/31                      (a)               -      1,785,158      1,785,158
-------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      TEXAS -- (CONTINUED)
                                      Bellville (City of) Independent School District;
                                        Prerefunded Unlimited Tax Series 1995 GO
                                        (CEP-Texas Permanent School Fund)
$     -     $     535  $        535     6.13%, 02/01/06                               (c)(d)
--------------------------------------------------------------------------------------------
                                        Unrefunded Unlimited Tax Series 1995 GO
                                        (CEP-Texas Permanent School Fund)
      -           295           295     6.13%, 02/01/20
--------------------------------------------------------------------------------------------
                                      Bexar (County of) Housing Finance Corp.
                                      (Dymaxion & Monarch Park Apartments);
                                      Multifamily Housing Series 2000 A RB
      -         1,000         1,000     6.10%, 08/01/30                               (a)
--------------------------------------------------------------------------------------------
                                      Bexar (County of) Metropolitan Water District;
                                      Lease Purchase Series 2001 RB
      -           601           601     5.53%, 07/20/06                               (e)
--------------------------------------------------------------------------------------------
                                      Brazos (County of) Health Facilities
                                      Development Corp. (Franciscan Services Corp.);
                                      Series 1997 A RB
      -         1,250         1,250     5.38%, 01/01/22                               (a)
--------------------------------------------------------------------------------------------
                                      Carroll (City of) Independent School District;
                                      Refunding Unlimited Tax Series 2001 GO
                                      (CEP-Texas Permanent School Fund)
      -         1,350         1,350     5.25%, 02/15/33
--------------------------------------------------------------------------------------------
                                      Carrollton (City of); Limited Tax Series 1996 GO
                                      (CEP-Texas Permanent School Fund)
      -         1,000         1,000     5.75%, 08/15/06                               (c)(d)
--------------------------------------------------------------------------------------------
                                      Cisco (City of) Jr. College District;
                                      Refunding Consolidated Series 2002 RB
      -         1,000         1,000     5.25%, 07/01/26                               (a)
--------------------------------------------------------------------------------------------
                                      Cleveland (City of) Independent School District;
                                      Unlimited Tax Series 2001 GO
                                      (CEP-Texas Permanent School Fund)
      -         2,000         2,000     5.13%, 02/01/31
 --------------------------------------------------------------------------------------------
                                      Comal (County of) Independent School District;
                                        Refunding Unlimited Tax Series 1999 GO
                                        (CEP-Texas Permanent School Fund)
      -         1,000         1,000     5.75%, 08/01/28
--------------------------------------------------------------------------------------------
                                        Refunding Unlimited Tax Series 2001 GO
                                        (CEP-Texas Permanent School Fund)
    1,000       1,000         2,000     5.25%, 02/01/28
--------------------------------------------------------------------------------------------
                                        Refunding Unlimited Tax Series 2002 GO
                                        (CEP-Texas Permanent School Fund)
      -         1,500         1,500     5.00%, 02/01/28
--------------------------------------------------------------------------------------------
                                      Denton (City of) Utility System; Series 2000
                                      A RB
    1,000         -           1,000     5.40%, 12/01/13                               (a)
--------------------------------------------------------------------------------------------
                                      DeSoto (City of) Independent School District;
                                      Refunding Unlimited Tax Series 1998 GO
                                      (CEP-Texas Permanent School Fund)
      -         1,000         1,000     5.13%, 08/15/17
--------------------------------------------------------------------------------------------
                                      Galena Park (City of) Independent School
                                      District; Refunding Capital Appreciation
                                      Unlimited Tax Series 1996 GO (CEP-Texas
                                      Permanent School Fund)
    2,000         -           2,000     5.89%, 08/15/23                               (g)
--------------------------------------------------------------------------------------------
                                      Georgetown (City of) Utility System;
                                      Series 1995 A RB
      -         1,500         1,500     6.20%, 08/15/05                               (c)(d)
--------------------------------------------------------------------------------------------
                                      Grapevine (City of); Limited Tax Series 2000 GO
                                      Ctfs.
      -         1,610         1,610     5.88%, 08/15/26                               (a)
--------------------------------------------------------------------------------------------
                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

TEXAS -- (CONTINUED)
Bellville (City of) Independent School District;
  Prerefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/01/06                               (c)(d)   $      -    $  602,201        602,201
----------------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/01/20                                               -       326,780        326,780
----------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
(Dymaxion & Monarch Park Apartments);
Multifamily Housing Series 2000 A RB
  6.10%, 08/01/30                               (a)             -     1,049,170      1,049,170
----------------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water District;
Lease Purchase Series 2001 RB
  5.53%, 07/20/06                               (e)             -       635,477        635,477
----------------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
Development Corp. (Franciscan Services Corp.);
Series 1997 A RB
  5.38%, 01/01/22                               (a)             -     1,284,325      1,284,325
----------------------------------------------------------------------------------------------
Carroll (City of) Independent School District;
Refunding Unlimited Tax Series 2001 GO
(CEP-Texas Permanent School Fund)
  5.25%, 02/15/33                                               -     1,377,432      1,377,432
----------------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996 GO
(CEP-Texas Permanent School Fund)
  5.75%, 08/15/06                               (c)(d)          -     1,132,960      1,132,960
----------------------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
Refunding Consolidated Series 2002 RB
  5.25%, 07/01/26                               (a)             -     1,026,080      1,026,080
----------------------------------------------------------------------------------------------
Cleveland (City of) Independent School District;
Unlimited Tax Series 2001 GO
(CEP-Texas Permanent School Fund)
  5.13%, 02/01/31                                               -     2,018,900      2,018,900
----------------------------------------------------------------------------------------------
Comal (County of) Independent School District;
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 08/01/28                                               -     1,084,280      1,084,280
----------------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/01/28                                         1,022,320   1,023,570      2,045,890
----------------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/01/28                                               -     1,500,975      1,500,975
----------------------------------------------------------------------------------------------
Denton (City of) Utility System; Series 2000
A RB
  5.40%, 12/01/13                               (a)      1,091,930          -        1,091,930
----------------------------------------------------------------------------------------------
DeSoto (City of) Independent School District;
Refunding Unlimited Tax Series 1998 GO
(CEP-Texas Permanent School Fund)
  5.13%, 08/15/17                                               -     1,000,590      1,000,590
----------------------------------------------------------------------------------------------
Galena Park (City of) Independent School
District; Refunding Capital Appreciation
Unlimited Tax Series 1996 GO (CEP-Texas
Permanent School Fund)
  5.89%, 08/15/23                               (g)         674,120         -          674,120
----------------------------------------------------------------------------------------------
Georgetown (City of) Utility System;
Series 1995 A RB
  6.20%, 08/15/05                               (c)(d)          -     1,676,205      1,676,205
----------------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000 GO
Ctfs.
  5.88%, 08/15/26                               (a)             -     1,755,367      1,755,367
----------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      TEXAS -- (CONTINUED)
                                      Harris (County of); Refunding Limited Tax Series
                                      2002 GO
$   1,000   $   1,000  $      2,000     5.13%, 08/15/31
--------------------------------------------------------------------------------------------
                                      Harris (County of) Health Facilities Development
                                      Corp. (Memorial Hermann Health Care Project);
                                      Hospital Series 2001 A RB
      -           750           750     6.38%, 06/01/29
--------------------------------------------------------------------------------------------
                                      Harris (County of) Health Facilities Development
                                      Corp. (St. Luke's Episcopal Hospital Project);
                                        Series 1991 RB
      -         1,000         1,000     6.70%, 02/15/03                               (c)(d)
--------------------------------------------------------------------------------------------
                                        Series 2001 A RB
      -         1,000         1,000     5.38%, 02/15/26
--------------------------------------------------------------------------------------------
                                        Series 2002 RB
    1,000       1,000         2,000     5.13%, 02/15/32
--------------------------------------------------------------------------------------------
                                      Harris (County of) Health Facilities
                                      Development Corp. (Texas Childrens' Hospital
                                      Project); Hospital Series 1999 A RB
      -         2,000         2,000     5.25%, 10/01/29
--------------------------------------------------------------------------------------------
                                      Harris (County of) Houston Sports Authority;
                                      Refunding Jr. Lien Series 2001 B RB
    2,000       3,000         5,000     5.25%, 11/15/40                               (a)
--------------------------------------------------------------------------------------------
                                      Harris (County of) Mental Health and Mental
                                      Retardation Authority; Refunding Series 1992 RB
      -         4,500         4,500     6.25%, 09/15/10                               (a)
--------------------------------------------------------------------------------------------
                                      Houston (City of) Airport System; Sub. Lien
                                      Series 2000 B RB
      -         1,000         1,000     5.50%, 07/01/30                               (a)
--------------------------------------------------------------------------------------------
                                      Houston (City of) Water & Sewer System; Jr.
                                      Lien Series 1997 C RB
      -         2,495         2,495     5.38%, 12/01/27                               (a)
--------------------------------------------------------------------------------------------
                                      Hurst-Euless-Bedford Independent School
                                      District;
                                        Prerefunded Unlimited Tax Series 1994 GO
                                        (CEP-Texas Permanent School Fund)
      -           640           640     6.50%, 08/15/04                               (c)(d)
--------------------------------------------------------------------------------------------
                                        Unrefunded Unlimited Tax Series 1994 GO
                                        (CEP-Texas Permanent School Fund)
      -           360           360     6.50%, 08/15/24
--------------------------------------------------------------------------------------------
                                      Jefferson (County of); Refunding Limited Tax
                                      Series 2002 GO
    3,220          -          3,220     5.25%, 08/01/25                               (a)
--------------------------------------------------------------------------------------------
                                      Katy (City of) Independent School District;
                                        Limited Tax Series 1999 GO
                                        (CEP-Texas Permanent School Fund)
      -         1,500         1,500     6.13%, 02/15/32
--------------------------------------------------------------------------------------------
                                        Unlimited Tax Series 2001 B GO
                                        (CEP-Texas Permanent School Fund)
      -         3,000         3,000     5.00%, 02/15/32
--------------------------------------------------------------------------------------------
                                      Keller (City of) Independent School District;
                                        Refunding Unlimited Tax Series 2001 GO
                                        (CEP-Texas Permanent School Fund)
      -         2,000         2,000     5.25%, 08/15/26
--------------------------------------------------------------------------------------------
                                        Series 1994 COP
      -           770           770     6.00%, 08/15/05                               (a)
--------------------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

TEXAS -- (CONTINUED)
Harris (County of); Refunding Limited Tax Series
2002 GO
  5.13%, 08/15/31                                        $1,005,100  $1,006,350  $   2,011,450
----------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (Memorial Hermann Health Care Project);
Hospital Series 2001 A RB
  6.38%, 06/01/29                                               -       793,928        793,928
----------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
Corp. (St. Luke's Episcopal Hospital Project);
  Series 1991 RB
  6.70%, 02/15/03                               (c)(d)          -     1,001,560      1,001,560
----------------------------------------------------------------------------------------------
  Series 2001 A RB
  5.38%, 02/15/26                                               -     1,005,070      1,005,070
----------------------------------------------------------------------------------------------
  Series 2002 RB
  5.13%, 02/15/32                                           976,050     978,550      1,954,600
----------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Texas Childrens' Hospital
Project); Hospital Series 1999 A RB
  5.25%, 10/01/29                                               -     2,015,080      2,015,080
----------------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority;
Refunding Jr. Lien Series 2001 B RB
  5.25%, 11/15/40                               (a)       2,024,000   3,039,750      5,063,750
----------------------------------------------------------------------------------------------
Harris (County of) Mental Health and Mental
Retardation Authority; Refunding Series 1992 RB
  6.25%, 09/15/10                               (a)             -     4,523,310      4,523,310
----------------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub. Lien
Series 2000 B RB
  5.50%, 07/01/30                               (a)             -     1,035,580      1,035,580
----------------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System; Jr.
Lien Series 1997 C RB
  5.38%, 12/01/27                               (a)             -     2,585,593      2,585,593
----------------------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
District;
  Prerefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/15/04                               (c)(d)          -       691,603        691,603
----------------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/15/24                                               -       385,780        385,780
----------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Limited Tax
Series 2002 GO
  5.25%, 08/01/25                               (a)       3,303,108         -        3,303,108
----------------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/15/32                                               -     1,655,700      1,655,700
----------------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/15/32                                               -     2,990,820      2,990,820
----------------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26                                               -     2,053,900      2,053,900
----------------------------------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05                               (a)             -       854,007        854,007
----------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      TEXAS -- (CONTINUED)
                                      Laredo (City of) Community College District;
                                      Limited Tax Series 2002 GO
$   1,000   $     -    $      1,000     5.25%, 08/01/27                               (a)
--------------------------------------------------------------------------------------------
       -        1,000         1,000     5.25%, 08/01/32                               (a)
--------------------------------------------------------------------------------------------
                                      Little Elm (City of) Independent School
                                      District;
                                        Refunding Unlimited Tax Series 1999 GO
                                        (CEP-Texas Permanent School Fund)
    1,500       2,500         4,000     6.00%, 08/15/35
--------------------------------------------------------------------------------------------
                                        Refunding Unlimited Tax Series 2000 GO
                                        (CEP-Texas Permanent School Fund)
      -         1,000         1,000     6.13%, 08/15/35
--------------------------------------------------------------------------------------------
                                      Lockhart (City of) Tax and Utility Systems;
                                      Limited Tax Series 1996 GO Ctfs. (CEP-Texas
                                      Permanent School Fund)
      -           605           605     5.85%, 08/01/11                               (a)
--------------------------------------------------------------------------------------------
      -         1,100         1,100     5.90%, 08/01/06                               (c)(d)
--------------------------------------------------------------------------------------------
                                      Lubbock (City of) Health Facilities
                                      Development Corp. (St. Joseph Health System);
                                      Series 1998 RB
    2,000          -          2,000     5.25%, 07/01/13
--------------------------------------------------------------------------------------------
                                      Matagorda (County of) Navigation District No. 1
                                      (Reliant Energy Project); Refunding Series 1999
                                      B RB
      -         2,000         2,000     5.95%, 05/01/30                               (b)
--------------------------------------------------------------------------------------------
                                      Montgomery (County of); Limited Tax Series 2000
                                      GO
    1,000          -          1,000     5.25%, 09/01/20                               (a)
--------------------------------------------------------------------------------------------
                                      Nacogdoches (City of) Independent School
                                      District; Refunding Unlimited Tax Series 2001 GO
                                      (CEP-Texas Permanent School Fund)
    1,000       1,765         2,765     5.30%, 02/15/25
--------------------------------------------------------------------------------------------
                                      North Central Texas Health Facility Development
                                      Corp. (Texas Health Resources System); Series
                                      1997 B RB
    2,000          -          2,000     5.75%, 02/15/12                               (a)
--------------------------------------------------------------------------------------------
                                      North Texas Higher Education Authority Inc.;
                                        Student Loan Series 1993 C RB
                                        (CEP-Texas Permanent School Fund)
      -         1,000         1,000     6.10%, 04/01/08                               (b)
--------------------------------------------------------------------------------------------
                                        Student Loan Series 1993 D RB
                                        (CEP-Texas Permanent School Fund)
      -           500           500     6.30%, 04/01/09                               (b)
--------------------------------------------------------------------------------------------
                                      Northside Independent School District; Unlimited
                                      Tax Series 1999 A GO (CEP-Texas Permanent School
                                      Fund)
      -         1,000         1,000     5.50%, 08/15/24
--------------------------------------------------------------------------------------------
                                      Nueces River Authority (Corpus Christi Lake
                                      Project); Water Supply Facilities Series 1997 RB
    1,900          -          1,900     5.50%, 03/01/27                               (a)
--------------------------------------------------------------------------------------------
                                      Pasadena (City of); Limited Tax Series 2002 GO
                                      Ctfs.
      -         2,000         2,000     5.25%, 04/01/32                               (a)
--------------------------------------------------------------------------------------------
                                      Pflugerville (City of) Independent School
                                      District; Unlimited Tax Series 2000 GO
                                      (CEP-Texas Permanent School Fund)
      -         1,615         1,615     5.50%, 08/15/23
--------------------------------------------------------------------------------------------
                                      Plano (City of); Limited Tax Series 2000 GO
      -           850           850     5.88%, 09/01/19
--------------------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

TEXAS -- (CONTINUED)
Laredo (City of) Community College District;
Limited Tax Series 2002 GO
  5.25%, 08/01/27                               (a)      $1,024,290  $      -    $   1,024,290
----------------------------------------------------------------------------------------------
  5.25%, 08/01/32                               (a)              -    1,022,490      1,022,490
----------------------------------------------------------------------------------------------
Little Elm (City of) Independent School
District;
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  6.00%, 08/15/35                                         1,654,470   2,760,575      4,415,045
----------------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 08/15/35                                               -     1,115,610      1,115,610
----------------------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility Systems;
Limited Tax Series 1996 GO Ctfs. (CEP-Texas
Permanent School Fund)
  5.85%, 08/01/11                               (a)             -       676,178        676,178
----------------------------------------------------------------------------------------------
  5.90%, 08/01/06                               (c)(d)          -     1,252,251      1,252,251
----------------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
Development Corp. (St. Joseph Health System);
Series 1998 RB
  5.25%, 07/01/13                                         2,083,860         -        2,083,860
----------------------------------------------------------------------------------------------
Matagorda (County of) Navigation District No. 1
(Reliant Energy Project); Refunding Series 1999
B RB
  5.95%, 05/01/30                               (b)             -     1,632,160      1,632,160
----------------------------------------------------------------------------------------------
Montgomery (County of); Limited Tax Series 2000
GO
  5.25%, 09/01/20                               (a)       1,044,430         -        1,044,430
----------------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
District; Refunding Unlimited Tax Series 2001 GO
(CEP-Texas Permanent School Fund)
  5.30%, 02/15/25                                         1,029,030   1,818,444      2,847,474
----------------------------------------------------------------------------------------------
North Central Texas Health Facility Development
Corp. (Texas Health Resources System); Series
1997 B RB
  5.75%, 02/15/12                               (a)       2,226,080         -        2,226,080
----------------------------------------------------------------------------------------------
North Texas Higher Education Authority Inc.;
  Student Loan Series 1993 C RB
  (CEP-Texas Permanent School Fund)
  6.10%, 04/01/08                               (b)             -     1,023,090      1,023,090
----------------------------------------------------------------------------------------------
  Student Loan Series 1993 D RB
  (CEP-Texas Permanent School Fund)
  6.30%, 04/01/09                               (b)             -       511,400        511,400
----------------------------------------------------------------------------------------------
Northside Independent School District; Unlimited
Tax Series 1999 A GO (CEP-Texas Permanent School
Fund)
  5.50%, 08/15/24                                               -     1,049,090      1,049,090
----------------------------------------------------------------------------------------------
Nueces River Authority (Corpus Christi Lake
Project); Water Supply Facilities Series 1997 RB
  5.50%, 03/01/27                               (a)       1,953,238         -        1,953,238
----------------------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series 2002 GO
Ctfs.
  5.25%, 04/01/32                               (a)             -     2,041,080      2,041,080
----------------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
District; Unlimited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
  5.50%, 08/15/23                                               -     1,708,686      1,708,686
----------------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/19                                               -       947,334        947,334
----------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      TEXAS -- (CONTINUED)
                                      Richardson (City of);
                                        Limited Tax Series 2000 A GO Ctfs.
$     -     $   2,000  $      2,000     5.75%, 02/15/21                               (a)
-----------------------------------------------------------------------------------------
                                        Limited Tax Series 2001 GO Ctfs.
      -         1,720         1,720     5.00%, 02/15/19
-----------------------------------------------------------------------------------------
                                      Richardson (City of) Hospital Authority
                                      (Richardson Medical Center); Unrefunded
                                      Hospital Series 1993 RB
      -           785           785     6.50%, 12/01/12
-----------------------------------------------------------------------------------------
      -         1,000         1,000     6.75%, 12/01/23
-----------------------------------------------------------------------------------------
                                      San Angelo (City of) Waterworks & Sewer System;
                                      Refunding & Improvement Series 2001 RB
      -         1,000         1,000     5.25%, 04/01/19                               (a)
-----------------------------------------------------------------------------------------
                                      San Antonio (City of);
                                        Limited Tax Series 2000 A GO
    1,185          -          1,185     5.38%, 02/01/19
-----------------------------------------------------------------------------------------
                                        Refunding Water Series 1999 RB
    1,000          -          1,000     5.88%, 05/15/18
-----------------------------------------------------------------------------------------
                                      San Antonio (City of) Independent School
                                      District; Unlimited Tax Series 1999 GO
                                      (CEP-Texas Permanent School Fund)
      -         3,500         3,500     5.50%, 08/15/24
-----------------------------------------------------------------------------------------
                                      Schertz-Cibolo-Universal City Independent School
                                      District;
                                        Refunding Unlimited Tax Building Series 2001
                                        GO
                                        (CEP-Texas Permanent School Fund)
      -         1,535         1,535     5.13%, 08/01/25
-----------------------------------------------------------------------------------------
                                        Refunding Unlimited Tax Series 2002 GO
                                        (CEP-Texas Permanent School Fund)
      -           750           750     5.00%, 08/01/23
-----------------------------------------------------------------------------------------
                                      Spring Branch Independent School District;
                                      Limited Tax Series 2000 GO (CEP-Texas Permanent
                                      School Fund)
    3,300       1,700         5,000     5.75%, 02/01/24
-----------------------------------------------------------------------------------------
                                      Texas (State of) (Veteran's Land); Unlimited Tax
                                      Series 1994 GO
      -         2,000         2,000     6.40%, 12/01/24                               (b)
-----------------------------------------------------------------------------------------
                                      Texas (State of) (Water Development);
                                      Refunding Unlimited Tax Series 2001 A GO
      -         1,840         1,840     5.25%, 08/01/35
-----------------------------------------------------------------------------------------
                                      Texas (State of) (Water Financial Assistance);
                                      Unlimited Tax Series 1999 GO
    1,500          -          1,500     5.50%, 08/01/24
-----------------------------------------------------------------------------------------
                                        Unlimited Tax Series 2002 GO
      -         1,000         1,000     5.00%, 08/01/23
-----------------------------------------------------------------------------------------
                                      Texas (State of) Department of Housing &
                                      Community Affairs (Asmara Affordable Housing
                                      Inc. Project); Multifamily Housing Series 1996 A
                                      RB
      -           310           310     6.30%, 01/01/16
-----------------------------------------------------------------------------------------
                                      Texas (State of) Public Property Finance Corp.
                                      (Mental Health & Mental Retardation); Series
                                      1996 RB
      -           735           735     6.20%, 09/01/16
-----------------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

TEXAS -- (CONTINUED)
Richardson (City of);
  Limited Tax Series 2000 A GO Ctfs.
  5.75%, 02/15/21                               (a)      $      -    $2,167,960  $   2,167,960
----------------------------------------------------------------------------------------------
  Limited Tax Series 2001 GO Ctfs.
  5.00%, 02/15/19                                               -     1,762,243      1,762,243
----------------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
(Richardson Medical Center); Unrefunded
Hospital Series 1993 RB
  6.50%, 12/01/12                                               -       815,144        815,144
----------------------------------------------------------------------------------------------
  6.75%, 12/01/23                                               -     1,030,490      1,030,490
----------------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer System;
Refunding & Improvement Series 2001 RB
  5.25%, 04/01/19                               (a)             -     1,049,270      1,049,270
----------------------------------------------------------------------------------------------
San Antonio (City of);
  Limited Tax Series 2000 A GO
  5.38%, 02/01/19                                         1,243,527         -        1,243,527
----------------------------------------------------------------------------------------------
  Refunding Water Series 1999 RB
  5.88%, 05/15/18                                         1,105,910         -        1,105,910
----------------------------------------------------------------------------------------------
San Antonio (City of) Independent School
District; Unlimited Tax Series 1999 GO
(CEP-Texas Permanent School Fund)
  5.50%, 08/15/24                                               -     3,671,815      3,671,815
----------------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent School
District;
  Refunding Unlimited Tax Building Series 2001
  GO
  (CEP-Texas Permanent School Fund)
  5.13%, 08/01/25                                               -     1,559,806      1,559,806
----------------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 08/01/23                                               -       756,188        756,188
----------------------------------------------------------------------------------------------
Spring Branch Independent School District;
Limited Tax Series 2000 GO (CEP-Texas Permanent
School Fund)
  5.75%, 02/01/24                                         3,561,393   1,836,782      5,398,175
----------------------------------------------------------------------------------------------
Texas (State of) (Veteran's Land); Unlimited Tax
Series 1994 GO
  6.40%, 12/01/24                               (b)             -     2,155,500      2,155,500
----------------------------------------------------------------------------------------------
Texas (State of) (Water Development);
Refunding Unlimited Tax Series 2001 A GO
  5.25%, 08/01/35                                               -     1,876,598      1,876,598
----------------------------------------------------------------------------------------------
Texas (State of) (Water Financial Assistance);
Unlimited Tax Series 1999 GO
  5.50%, 08/01/24                                         1,577,415         -        1,577,415
----------------------------------------------------------------------------------------------
  Unlimited Tax Series 2002 GO
  5.00%, 08/01/23                                               -     1,006,760      1,006,760
----------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
Community Affairs (Asmara Affordable Housing
Inc. Project); Multifamily Housing Series 1996 A
RB
  6.30%, 01/01/16                                               -       317,294        317,294
----------------------------------------------------------------------------------------------
Texas (State of) Public Property Finance Corp.
(Mental Health & Mental Retardation); Series
1996 RB
  6.20%, 09/01/16                                               -       739,072        739,072
----------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      TEXAS -- (CONTINUED)
                                      Texas (State of) Turnpike Authority; First Tier
                                      Turnpike System Series 2002 A RB
$     -     $   1,000  $      1,000     5.50%, 08/15/39                               (a)
--------------------------------------------------------------------------------------------
                                      Town Center Improvement District; Sales & Hotel
                                      Occupancy Tax Series 2001 RB
    2,500          -          2,500     5.13%, 03/01/21                               (a)
--------------------------------------------------------------------------------------------
      -         1,000         1,000     5.13%, 03/01/23                               (a)
--------------------------------------------------------------------------------------------
      -         2,800         2,800     5.25%, 03/01/27                               (a)
--------------------------------------------------------------------------------------------
      -         1,725         1,725     5.50%, 03/01/13                               (a)
--------------------------------------------------------------------------------------------
                                      Tyler (City of) Health Facilities Development
                                      Corp. (Mother Frances Hospital); Hospital Series
                                      1997 A RB
      -         1,000         1,000     5.63%, 07/01/13
--------------------------------------------------------------------------------------------
                                      United Independent School District; Unlimited
                                      Tax Series 2000 GO (CEP-Texas Permanent School
                                      Fund)
      -         1,000         1,000     5.13%, 08/15/26
--------------------------------------------------------------------------------------------
                                      University of Texas Financing System; Series
                                      1999 B RB
      -         1,000         1,000     5.70%, 08/15/09                               (c)(d)
--------------------------------------------------------------------------------------------
                                      Victoria (County of) (Citizens Medical Center);
                                      Hospital Series 1994 RB
      -         1,000         1,000     6.20%, 01/01/10                               (a)
--------------------------------------------------------------------------------------------
                                      Waxahachie (City of) Independent School
                                      District; Refunding Unlimited Tax Series 2002 GO
                                      (CEP-Texas Permanent School Fund)
    1,400       2,000         3,400     5.25%, 08/15/26
--------------------------------------------------------------------------------------------
    2,890          -          2,890     5.25%, 08/15/30
--------------------------------------------------------------------------------------------
    1,000       1,000         2,000     5.38%, 08/15/27
--------------------------------------------------------------------------------------------
                                      Weatherford (City of) Independent School
                                      District;
                                        Prerefunded  Unlimited Tax Series 1994 GO
                                        (CEP-Texas Permanent School Fund)
      -           900           900     6.40%, 02/15/05                               (c)(d)
--------------------------------------------------------------------------------------------
                                        Unrefunded  Unlimited Tax Series 1994 GO
                                        (CEP-Texas Permanent School Fund)
      -           100           100     6.40%, 02/15/12
--------------------------------------------------------------------------------------------
                                      West University Place; Limited Tax Series
                                      2000 GO
    1,000         -           1,000     5.30%, 02/01/18                               (a)
--------------------------------------------------------------------------------------------
    2,150         -           2,150     5.35%, 02/01/20                               (a)
--------------------------------------------------------------------------------------------
                                      Ysleta (City of) Independent School District
                                      Public Facility Corp.; Refunding Lease Series
                                      2001 RB
      -         1,300         1,300     5.38%, 11/15/24                               (a)
===============================================================================================

===============================================================================================

                                      UTAH -- 1.39%
                                      Intermountain Power Agency;
                                        Power Supply Series 1995 B RB
      -         2,000         2,000     5.00%, 07/01/16                               (c)(d)
--------------------------------------------------------------------------------------------
                                        Unrefunded Power Supply Series 1995 B RB
      -         1,150         1,150     5.00%, 07/01/16
--------------------------------------------------------------------------------------------
                                      Salt Lake (County of) (Westminster College
                                      Project); Series 1997 RB
      -         1,000         1,000     5.75%, 10/01/27
--------------------------------------------------------------------------------------------
                                      South Jordan (City of); Sales Tax Series 2001 RB
      -         1,500         1,500     5.20%, 08/15/26                               (a)
--------------------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

TEXAS -- (CONTINUED)
Texas (State of) Turnpike Authority; First Tier
Turnpike System Series 2002 A RB
  5.50%, 08/15/39                               (a)      $      -    $ 1,052,230 $   1,052,230
----------------------------------------------------------------------------------------------
Town Center Improvement District; Sales & Hotel
Occupancy Tax Series 2001 RB
  5.13%, 03/01/21                               (a)       2,560,725          -       2,560,725
----------------------------------------------------------------------------------------------
  5.13%, 03/01/23                               (a)             -      1,015,480     1,015,480
----------------------------------------------------------------------------------------------
  5.25%, 03/01/27                               (a)             -      2,862,720     2,862,720
----------------------------------------------------------------------------------------------
  5.50%, 03/01/13                               (a)             -      1,901,951     1,901,951
----------------------------------------------------------------------------------------------
Tyler (City of) Health Facilities Development
Corp. (Mother Frances Hospital); Hospital Series
1997 A RB
  5.63%, 07/01/13                                               -      1,000,700     1,000,700
----------------------------------------------------------------------------------------------
United Independent School District; Unlimited
Tax Series 2000 GO (CEP-Texas Permanent School
Fund)
  5.13%, 08/15/26                                               -      1,016,190     1,016,190
----------------------------------------------------------------------------------------------
University of Texas Financing System; Series
1999 B RB
  5.70%, 08/15/09                               (c)(d)          -      1,157,690     1,157,690
----------------------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical Center);
Hospital Series 1994 RB
  6.20%, 01/01/10                               (a)             -      1,058,250     1,058,250
----------------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
District; Refunding Unlimited Tax Series 2002 GO
(CEP-Texas Permanent School Fund)
  5.25%, 08/15/26                                         1,435,980    2,053,900     3,489,880
----------------------------------------------------------------------------------------------
  5.25%, 08/15/30                                         2,954,129          -       2,954,129
----------------------------------------------------------------------------------------------
  5.38%, 08/15/27                                         1,037,880    1,039,130     2,077,010
----------------------------------------------------------------------------------------------
Weatherford (City of) Independent School
District;
  Prerefunded  Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.40%, 02/15/05                               (c)(d)          -        989,649       989,649
----------------------------------------------------------------------------------------------
  Unrefunded  Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.40%, 02/15/12                                               -        108,554       108,554
----------------------------------------------------------------------------------------------
West University Place; Limited Tax Series
2000 GO
  5.30%, 02/01/18                               (a)       1,057,320          -       1,057,320
----------------------------------------------------------------------------------------------
  5.35%, 02/01/20                               (a)       2,238,838          -       2,238,838
----------------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
Public Facility Corp.; Refunding Lease Series
2001 RB
  5.38%, 11/15/24                               (a)             -      1,335,035     1,335,035
==============================================================================================
                                                         40,856,253  105,911,661   146,767,914
==============================================================================================

UTAH -- 1.39%
Intermountain Power Agency;
  Power Supply Series 1995 B RB
  5.00%, 07/01/16                               (c)(d)          -      2,008,240     2,008,240
----------------------------------------------------------------------------------------------
  Unrefunded Power Supply Series 1995 B RB
  5.00%, 07/01/16                                               -      1,153,255     1,153,255
----------------------------------------------------------------------------------------------
Salt Lake (County of) (Westminster College
Project); Series 1997 RB
  5.75%, 10/01/27                                               -      1,022,150     1,022,150
----------------------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series 2001 RB
  5.20%, 08/15/26                               (a)             -      1,527,900     1,527,900
----------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      UTAH -- (CONTINUED)
                                      Utah (State of) Housing Finance Agency;
                                        Single Family Mortgage Series 1994 D-1 RB
$     145   $     -    $        145     6.45%, 07/01/11

-----------------------------------------------------------------------------------------------

                                        Single Family Mortgage Sub-Series 1994 C RB
      -            90            90     6.05%, 07/01/06
-----------------------------------------------------------------------------------------------

                                        Single Family Mortgage Sub-Series 1994 E-1 RB
      -            60            60     6.30%, 07/01/06
-----------------------------------------------------------------------------------------------

                                        Single Family Mortgage Sub-Series 1994 G-1 RB
      -            20            20     7.15%, 07/01/06
-----------------------------------------------------------------------------------------------

                                        Single Family Mortgage Sub-Series 2000 B-1 RB
      -           665           665     6.00%, 07/01/10                               (b)
-----------------------------------------------------------------------------------------------

                                        Sr. Single Family Mortgage Series 1995 G-2 RB
      -           480           480     6.45%, 07/01/27                               (b)
-----------------------------------------------------------------------------------------------

                                        Utah (State of) Transit Authority; Sales Tax
                                        Series 2002 A RB
      -         1,105         1,105     5.00%, 06/15/25                               (a)
-----------------------------------------------------------------------------------------------

                                        West Valley City; Sales Tax Series 2002 A RB
    1,035          -          1,035     5.00%, 07/15/19                               (a)
===============================================================================================

===============================================================================================

                                      VERMONT -- 0.27%
                                      Vermont (State of) Educational & Health
                                      Buildings Financing Agency (Fletcher Allen
                                      Health Care); Hospital Series 2000 A RB
      -         1,000         1,000     6.00%, 12/01/23                               (a)

-----------------------------------------------------------------------------------------------

                                      Vermont (State of) Housing Finance Agency;
                                      Single Family Housing Series 1994 5 RB
      645         -             645     6.88%, 11/01/16                               (b)
===============================================================================================

===============================================================================================

                                      VIRGIN ISLANDS -- 0.08%
                                      Virgin Islands (Territory of) Public Finance
                                      Authority (Gross Receipts Taxes Loan Notes);
                                      Series 1999 A RB
      -           500           500     6.13%, 10/01/29                               (a)
===============================================================================================

                                      VIRGINIA -- 1.35%
                                      Fauquier (County of) Individual Development
                                      Authority; Hospital Series 2002 RB
      500         -             500     5.50%, 10/01/17
-----------------------------------------------------------------------------------------------

                                      Fauquier (County of) Industrial Development
                                      Authority (Fauquier Hospital Foundation, Inc.);
                                      Hospital Series 2002 RB
      -         1,000         1,000     5.25%, 10/01/31
-----------------------------------------------------------------------------------------------
                                      Fredericksburg (City of) Industrial Development
                                      Authority (Medicorp. Health System); Series 2002
                                      B RB
      -           250           250     5.13%, 06/15/33
-----------------------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

UTAH -- (CONTINUED)
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Series 1994 D-1 RB
  6.45%, 07/01/11                                        $  150,617  $     -     $     150,617
-----------------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 C RB
  6.05%, 07/01/06                                               -        95,492         95,492
-----------------------------------------------------------------------------------------------

  Single Family Mortgage Sub-Series 1994 E-1 RB
  6.30%, 07/01/06                                               -        63,878         63,878
-----------------------------------------------------------------------------------------------

  Single Family Mortgage Sub-Series 1994 G-1 RB
  7.15%, 07/01/06                                               -        20,727         20,727
-----------------------------------------------------------------------------------------------

  Single Family Mortgage Sub-Series 2000 B-1 RB
  6.00%, 07/01/10                               (b)             -       698,749        698,749
-----------------------------------------------------------------------------------------------

  Sr. Single Family Mortgage Series 1995 G-2 RB
  6.45%, 07/01/27                               (b)             -       497,261        497,261
-----------------------------------------------------------------------------------------------

  Utah (State of) Transit Authority; Sales Tax
  Series 2002 A RB
  5.00%, 06/15/25                               (a)             -     1,110,061      1,110,061
-----------------------------------------------------------------------------------------------

  West Valley City; Sales Tax Series 2002 A RB
  5.00%, 07/15/19                               (a)       1,067,509         -        1,067,509
===============================================================================================
                                                          1,218,126   8,197,713      9,415,839
===============================================================================================

VERMONT -- 0.27%
Vermont (State of) Educational & Health
Buildings Financing Agency (Fletcher Allen
Health Care); Hospital Series 2000 A RB
  6.00%, 12/01/23                               (a)             -     1,121,840      1,121,840
-----------------------------------------------------------------------------------------------

Vermont (State of) Housing Finance Agency;
Single Family Housing Series 1994 5 RB
  6.88%, 11/01/16                               (b)         667,272         -          667,272
===============================================================================================
                                                            667,272   1,121,840      1,789,112
===============================================================================================

VIRGIN ISLANDS -- 0.08%
Virgin Islands (Territory of) Public Finance
Authority (Gross Receipts Taxes Loan Notes);
Series 1999 A RB
  6.13%, 10/01/29                               (a)             -       538,800        538,800
===============================================================================================

VIRGINIA -- 1.35%
Fauquier (County of) Individual Development
Authority; Hospital Series 2002 RB
  5.50%, 10/01/17                                           539,120         -          539,120
-----------------------------------------------------------------------------------------------

Fauquier (County of) Industrial Development
Authority (Fauquier Hospital Foundation, Inc.);
Hospital Series 2002 RB
  5.25%, 10/01/31                                               -     1,017,390      1,017,390
-----------------------------------------------------------------------------------------------

Fredericksburg (City of) Industrial Development
Authority (Medicorp. Health System); Series 2002
B RB
  5.13%, 06/15/33                                               -       245,638        245,638
-----------------------------------------------------------------------------------------------


             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      VIRGINIA -- (CONTINUED)
                                      Henrico (County of) Economic Development
                                      Authority (Virginia United Methodist Homes
                                      Inc.); Refunding
                                      Residential Care Facility Series 2002 A RB
$   1,000   $   1,000  $      2,000     6.50%, 06/01/22
-----------------------------------------------------------------------------------------------
                                      Norton (City) Industrial Development Authority
                                      (Norton Community Hospital); Refunding &
                                      Improvement Hospital Series 2001 RB
      -         1,000         1,000     6.00%, 12/01/22                               (a)
-----------------------------------------------------------------------------------------------
                                      Virginia (State of) Commonwealth Transportation
                                      Board (Federal Highway Reimbursement Notes);
                                      Series 2002 RB
    1,500         -           1,500     5.00%, 10/01/06
-----------------------------------------------------------------------------------------------
                                      Virginia (State of) Housing Development
                                      Authority; Series 2000 D RB
    1,500         -           1,500     5.70%, 04/01/11                               (b)
-----------------------------------------------------------------------------------------------
                                      Virginia (State of) Resources Authority
                                      (Goochland County Tuckahoe Creek Service
                                      District Project); Water & Sewer System Series
                                      2002 RB
      -         1,000         1,000     5.00%, 11/01/35
===============================================================================================

===============================================================================================

                                      WASHINGTON -- 1.60%
                                      Clark (County of) School District No. 117;
                                      Unlimited Tax Series 1995 GO
      -         1,000         1,000     6.00%, 12/01/05                               (c)(d)
-----------------------------------------------------------------------------------------------
                                      King (County of);
                                        Sewer Series 1999 RB
      -         1,000         1,000     5.50%, 01/01/22                               (a)
-----------------------------------------------------------------------------------------------
                                        Unlimited Tax Series 1969 GO
      -           490           490     5.50%, 07/01/07                               (c)(d)
-----------------------------------------------------------------------------------------------
                                      Pend Oreille (County of) Public Utility District
                                      No. 1; Electric Series 1996 B RB
      -         1,400         1,400     6.30%, 01/01/17
-----------------------------------------------------------------------------------------------
                                      Pierce (County of) School District No. 416 White
                                      River; Unlimited Tax Series 2000 GO
    1,550         -           1,550     5.35%, 12/01/09
-----------------------------------------------------------------------------------------------
                                      Washington (State of) Health Care Facilities
                                      Authority (Providence Health System Project);
                                      Series 2001 RB
    1,000       1,000         2,000     5.25%, 10/01/21                               (a)
-----------------------------------------------------------------------------------------------
                                      Washington (State of) Public Power Supply System
                                      (Nuclear Project No. 1); Refunding Series 1996 A
                                      RB
      -         2,000         2,000     5.75%, 07/01/12                               (a)
-----------------------------------------------------------------------------------------------
                                      West Richland (City of); Water & Sewer Series
                                      1994 RB
      -           500           500     7.00%, 12/01/04                               (c)(d)
===============================================================================================

===============================================================================================

                                      WISCONSIN -- 1.62%
                                      Adams-Friendship Area School District; Refunding
                                      Unlimited Tax Series 1996 GO Wts.
    1,340         -           1,340     6.50%, 04/01/15                               (a)
-----------------------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                         -------------------------------------
                                                                        AIM      AIM MUNICIPAL
                                                           INVESCO    MUNICIPAL    BOND FUND
                                                          TAX-FREE      BOND       PRO FORMA
                                                          BOND FUND     FUND       COMBINING

VIRGINIA -- (CONTINUED)
Henrico (County of) Economic Development
Authority (Virginia United Methodist Homes
Inc.); Refunding
Residential Care Facility Series 2002 A RB
  6.50%, 06/01/22                                        $  985,470  $  978,800  $   1,964,270
-----------------------------------------------------------------------------------------------
Norton (City) Industrial Development Authority
(Norton Community Hospital); Refunding &
Improvement Hospital Series 2001 RB
  6.00%, 12/01/22                               (a)             -     1,057,940      1,057,940
-----------------------------------------------------------------------------------------------
Virginia (State of) Commonwealth Transportation
Board (Federal Highway Reimbursement Notes);
Series 2002 RB
  5.00%, 10/01/06                                         1,664,550         -        1,664,550
-----------------------------------------------------------------------------------------------
Virginia (State of) Housing Development
Authority; Series 2000 D RB
  5.70%, 04/01/11                               (b)       1,627,245         -        1,627,245
-----------------------------------------------------------------------------------------------
Virginia (State of) Resources Authority
(Goochland County Tuckahoe Creek Service
District Project); Water & Sewer System Series
2002 RB
  5.00%, 11/01/35                                               -       998,320        998,320
==============================================================================================
                                                          4,816,385   4,298,088      9,114,473
==============================================================================================

WASHINGTON -- 1.60%
Clark (County of) School District No. 117;
Unlimited Tax Series 1995 GO
  6.00%, 12/01/05                               (c)(d)          -     1,120,920      1,120,920
-----------------------------------------------------------------------------------------------
King (County of);
  Sewer Series 1999 RB
  5.50%, 01/01/22                               (a)             -     1,047,340      1,047,340
-----------------------------------------------------------------------------------------------
  Unlimited Tax Series 1969 GO
  5.50%, 07/01/07                               (c)(d)          -       557,311        557,311
-----------------------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility District
No. 1; Electric Series 1996 B RB
  6.30%, 01/01/17                                               -     1,503,180      1,503,180
-----------------------------------------------------------------------------------------------
Pierce (County of) School District No. 416 White
River; Unlimited Tax Series 2000 GO
  5.35%, 12/01/09                                         1,754,848         -        1,754,848
-----------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
Authority (Providence Health System Project);
Series 2001 RB
  5.25%, 10/01/21                               (a)       1,029,540   1,030,790      2,060,330
-----------------------------------------------------------------------------------------------
Washington (State of) Public Power Supply System
(Nuclear Project No. 1); Refunding Series 1996 A
RB
  5.75%, 07/01/12                               (a)             -     2,249,040      2,249,040
-----------------------------------------------------------------------------------------------
West Richland (City of); Water & Sewer Series
1994 RB
  7.00%, 12/01/04                               (c)(d)          -       551,530        551,530
==============================================================================================
                                                          2,784,388   8,060,111     10,844,499
==============================================================================================

WISCONSIN -- 1.62%
Adams-Friendship Area School District; Refunding
Unlimited Tax Series 1996 GO Wts.
  6.50%, 04/01/15                               (a)       1,620,730         -        1,620,730
-----------------------------------------------------------------------------------------------

             PAR (000)
------------------------------------
               AIM     AIM MUNICIPAL
 INVESCO    MUNICIPAL    BOND FUND
TAX-FREE      BOND       PRO FORMA
BOND FUND     FUND       COMBINING

                                      WISCONSIN -- (CONTINUED)
                                      Ladysmith-Hawkins School District; Refunding
                                      Unlimited Tax Series 2002 GO
$     -     $   1,350  $      1,350     4.50%, 04/01/19                               (a)
---------------------------------------------------------------------------------------------

                                      Muskego-Norway School District; Refunding
                                      Unlimited Tax Series 2002 GO
      -         1,000         1,000     5.00%, 04/01/21                               (a)
---------------------------------------------------------------------------------------------

                                      Wisconsin (State of); Unlimited Tax Series 2000
                                      C GO
    2,500         -           2,500     5.50%, 05/01/19
----------------------------------------------------------------------------------------------

                                      Wisconsin (State of) Health & Educational
                                      Facilities Authority (Sinai Samaritan Medical
                                      Center Inc.); Series 1996 RB
      -         1,500         1,500     5.75%, 08/15/16                               (a)
----------------------------------------------------------------------------------------------

                                      Wisconsin (State of) Health & Educational
                                      Facilities Authority (Sisters of the Sorrowful
                                      Mother Ministry Corp.); Series 1997 A RB
      -         2,500         2,500     5.90%, 08/15/24                               (a)
=============================================================================================

=============================================================================================


                                      WYOMING -- 1.07%
                                      Laramie (County of) (Memorial Hospital Project);
                                      Hospital Series 1992 RB
      -           250           250     6.70%, 05/01/12                               (a)
---------------------------------------------------------------------------------------------

                                      Natrona (County of) (Wyoming Medical Center
                                      Project); Hospital Series 1995 RB
      -         1,000         1,000     6.00%, 09/15/11                               (a)
---------------------------------------------------------------------------------------------

                                      Sweetwater (County of) (Idaho Power Co.
                                      Project); Refunding Series 1996 A PCR
      -         1,000         1,000     6.05%, 07/15/26
---------------------------------------------------------------------------------------------

                                      Uinta (County of) (Amoco Corp. Project);
                                      Refunding VRD Series 1998 PCR
    4,850         -           4,850     1.25%, 07/01/26                               (i)
=============================================================================================

=============================================================================================
                                      TOTAL INVESTMENTS -- 99.33%  (Cost
                                      $632,745,485)
=============================================================================================
                                      OTHER ASSETS LESS LIABILITIES -- 0.68%
=============================================================================================
                                      ADJUSTMENTS -- (0.01)%
                                      NET ASSETS -- 100.00%
                                                                   MARKET VALUE
                                                    -----------------------------------------
                                                                     AIM        AIM MUNICIPAL
                                                      INVESCO      MUNICIPAL      BOND FUND
                                                     TAX-FREE        BOND         PRO FORMA
                                                     BOND FUND       FUND         COMBINING

WISCONSIN -- (CONTINUED)
Ladysmith-Hawkins School District; Refunding
Unlimited Tax Series 2002 GO
  4.50%, 04/01/19                               (a) $        -    $  1,319,598  $   1,319,598
---------------------------------------------------------------------------------------------

Muskego-Norway School District; Refunding
Unlimited Tax Series 2002 GO
  5.00%, 04/01/21                               (a)          -       1,015,350      1,015,350
---------------------------------------------------------------------------------------------

Wisconsin (State of); Unlimited Tax Series 2000
C GO
  5.50%, 05/01/19                                      2,670,400           -        2,670,400
---------------------------------------------------------------------------------------------

Wisconsin (State of) Health & Educational
Facilities Authority (Sinai Samaritan Medical
Center Inc.); Series 1996 RB
  5.75%, 08/15/16                               (a)          -       1,651,860      1,651,860
---------------------------------------------------------------------------------------------

Wisconsin (State of) Health & Educational
Facilities Authority (Sisters of the Sorrowful
Mother Ministry Corp.); Series 1997 A RB
  5.90%, 08/15/24                               (a)          -       2,703,075      2,703,075
=============================================================================================
                                                       4,291,130     6,689,883     10,981,013
=============================================================================================

WYOMING -- 1.07%
Laramie (County of) (Memorial Hospital Project);
Hospital Series 1992 RB
  6.70%, 05/01/12                               (a)          -         256,155        256,155
---------------------------------------------------------------------------------------------

Natrona (County of) (Wyoming Medical Center
Project); Hospital Series 1995 RB
  6.00%, 09/15/11                               (a)          -       1,109,540      1,109,540
---------------------------------------------------------------------------------------------

Sweetwater (County of) (Idaho Power Co.
Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                                            -       1,026,010      1,026,010
---------------------------------------------------------------------------------------------

Uinta (County of) (Amoco Corp. Project);
Refunding VRD Series 1998 PCR
  1.25%, 07/01/26                               (i)    4,850,000           -        4,850,000
=============================================================================================
                                                       4,850,000     2,391,705      7,241,705
=============================================================================================
TOTAL INVESTMENTS -- 99.33%  (Cost
$632,745,485)                                        200,124,882   471,498,596    671,623,478
=============================================================================================
OTHER ASSETS LESS LIABILITIES -- 0.68%                   460,378     4,124,629      4,585,007
=============================================================================================
ADJUSTMENTS -- (0.01)%                                       -             -          (40,125)
NET ASSETS -- 100.00%                               $200,585,260  $475,623,225  $ 676,168,360             -

INVESTMENT ABBREVIATIONS:

CEP                                   Credit Enhancement Provider
COP                                   Certificate of Participation
FHA                                   Federal Housing Administration
GNMA                                  Government National Mortgage Association
GO                                    General Obligation Bonds
Gtd.                                  Guaranteed
IDR                                   Industrial Development Revenue Bonds
Jr.                                   Junior
LOC                                   Letter of Credit
PCR                                   Pollution Control Revenue Bonds
RAC                                   Revenue Anticipation Certificates
RB                                    Revenue Bonds
Sr.                                   Senior
Sub.                                  Subordinated
TAN                                   Tax Allocation Notes
VRD                                   Variable Rate Demand
Wts.                                  Warrants

         NOTES TO PRO FORMA SCHEDULE OF INVESTMENTS:


         (a) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.

         (b) Security subject to the alternative minimum tax.

         (c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

         (d) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

         (e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. AIM Municipal Bond Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 01/31/03 was $2,023,295, which represented 0.43% of AIM Municipal Bond Fund's net assets and 0.30% of the pro forma combining net assets of AIM Municipal Bond Fund. These securities are considered illiquid.

         (f) Principal and interest payments are guaranteed by the letter of credit agreement.

         (g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

         (h) Demand securities; payable upon demand by INVESCO Tax-Free Bond Fund or AIM Municipal Bond Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 01/31/03.

         (i) Demand securities; payable upon demand by INVESCO Tax-Free Bond Fund with usually no more than seven calendar days' notice. Interest rates are redetermined daily. Rates shown are rates in effect on 01/31/03.

           * As of 1/31/03, all of the securities held by the INVESCO Tax-Free Bond Fund would comply with the compliance guidelines and/or investment restrictions of the AIM Municipal Bond Fund.





SEE ACCOMPANYING NOTES TO PRO FORMA FINANCIAL STATEMENTS.

              PRO-FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
           OF INVESCO TAX-FREE BOND FUND INTO AIM MUNICIPAL BOND FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)

                                                                                            AIM                        AIM MUNICIPAL
                                                                            INVESCO      MUNICIPAL                       BOND FUND
                                                                           TAX-FREE         BOND                         PRO FORMA
                                                                           BOND FUND        FUND        ADJUSTMENTS      COMBINING
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value                                             $200,124,882   $471,498,596    $         -    $671,623,478
(cost $186,270,728 - INVESCO Tax-Free Bond Fund)
(cost $446,474,757 - AIM Municipal Bond Fund)
(cost $632,745,485 - Pro Forma Combining)
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                          116,564              -              -         116,564
------------------------------------------------------------------------------------------------------------------------------------
Receivables for:
   Fund shares sold                                                            26,630        557,283              -         583,913
------------------------------------------------------------------------------------------------------------------------------------
   Dividends and Interest                                                   2,700,375      6,785,298              -       9,485,673
------------------------------------------------------------------------------------------------------------------------------------
   Amount due from advisor                                                          -              -         40,125          40,125
------------------------------------------------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                       3,870         78,344              -          82,214
------------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                   31,884         37,624              -          69,508
====================================================================================================================================
          Total assets                                                    203,004,205    478,957,145         40,125     682,001,475
====================================================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                                    1,001,510        996,820              -       1,998,330
------------------------------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                                                   1,133,499      1,239,018              -       2,372,517
------------------------------------------------------------------------------------------------------------------------------------
   Dividends                                                                  184,070        736,811              -         920,881
------------------------------------------------------------------------------------------------------------------------------------
   Deferred  compensation plan                                                  3,870         78,344              -          82,214
------------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                                                      44,967        218,073              -         263,040
------------------------------------------------------------------------------------------------------------------------------------
Accrued directors' / trustees' fees                                             1,362          1,028              -           2,390
------------------------------------------------------------------------------------------------------------------------------------
Accrued merger costs                                                                -              -         80,250          80,250
------------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                         -         13,113              -          13,113
------------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                                     49,667         50,713              -         100,380
====================================================================================================================================
          Total liabilities                                                 2,418,945      3,333,920         80,250       5,833,115
====================================================================================================================================
Net assets applicable to shares outstanding                              $200,585,260   $475,623,225   $    (40,125)   $676,168,360
====================================================================================================================================

NET ASSETS:
Class A                                                                  $  1,113,394   $342,010,220   $    (20,360)   $343,103,254
====================================================================================================================================
Class B                                                                  $    511,917   $106,973,053   $     (6,378)   $107,478,592
====================================================================================================================================
Class C                                                                  $  1,686,181   $ 26,639,952   $     (1,681)   $ 28,324,452
====================================================================================================================================
Investor Class                                                           $197,273,768   $          -   $    (11,706)   $197,262,062
====================================================================================================================================


CAPITAL STOCK OUTSTANDING, $0.01 PAR VALUE PER SHARE (INVESCO TAX-FREE BOND
FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE (AIM MUNICIPAL BOND FUND):

Class A:                                                                       71,762     42,220,183        137,500      42,357,683
====================================================================================================================================
Class B:                                                                       32,930     13,183,625         63,140      13,246,765
====================================================================================================================================
Class C:                                                                       95,980      3,289,473        208,194       3,497,667
====================================================================================================================================
Investor Class:                                                            12,689,672              -     24,361,037      24,361,037
====================================================================================================================================

Class A:
   Net asset value per share                                             $      15.52   $       8.10    $         -    $       8.10
------------------------------------------------------------------------------------------------------------------------------------
   Offering price per share:
     (Net asset value of $15.52 / 95.25% - INVESCO Tax-Free Bond Fund)
     (Net asset value of $8.10 / 95.25% - AIM Municipal Bond Fund)
                                                                         $      16.29   $       8.50    $         -    $       8.50
====================================================================================================================================
Class B:
   Net asset value and offering price per share                          $      15.55   $       8.11    $         -    $       8.11
====================================================================================================================================
Class C:
   Net asset value and offering price per share                          $      17.57   $       8.10    $         -    $       8.10
====================================================================================================================================
Investor Class:
   Net asset value and offering price per share                          $      15.55   $          -    $         -    $       8.10
====================================================================================================================================


SEE ACCOMPANYING NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
           OF INVESCO TAX-FREE BOND FUND INTO AIM MUNICIPAL BOND FUND
                         FOR YEAR ENDED JANUARY 31, 2003
                                   (UNAUDITED)

                                                                                      AIM                     AIM MUNICIPAL
                                                                    INVESCO        MUNICIPAL                    BOND FUND
                                                                   TAX-FREE          BOND                       PRO FORMA
                                                                   BOND FUND         FUND      ADJUSTMENTS      COMBINING
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                         $  9,992,653    $ 25,624,524  $         -    $ 35,617,177
===========================================================================================================================

EXPENSES:
---------------------------------------------------------------------------------------------------------------------------
Advisory fees                                                       1,064,980       2,065,394     (374,104)      2,756,270
---------------------------------------------------------------------------------------------------------------------------
Administrative services fees                                           97,194         114,458      (54,718)        156,934
---------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                         21,277          16,569            -          37,846
---------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                            1,575         847,214         (447)        848,342
---------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                            2,554       1,011,028            -       1,013,582
---------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                           13,154         263,603            -         276,757
---------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Investor Class                                   479,035               -            -         479,035
---------------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                66,955          14,730      (56,744)         24,941
---------------------------------------------------------------------------------------------------------------------------
Professional fees                                                      33,070          11,475       14,469          59,014
---------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                           30,799          55,944                       86,743
---------------------------------------------------------------------------------------------------------------------------
Directors' / trustees' fees                                            25,646          10,827            -          36,473
---------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                                   258,598         243,567      (89,758)        412,407
---------------------------------------------------------------------------------------------------------------------------
Other                                                                  37,387          60,669            -          98,056
===========================================================================================================================
            Total expenses                                          2,132,224       4,715,478     (561,302)      6,286,400
===========================================================================================================================
Less:       Fees waived                                              (369,664)              -      369,664               -
---------------------------------------------------------------------------------------------------------------------------
            Expenses paid indirectly                                   (2,296)         (6,413)           -          (8,709)
===========================================================================================================================
            Net expenses                                            1,760,264       4,709,065     (191,638)      6,277,691
===========================================================================================================================
Net investment income                                               8,232,389      20,915,459      191,638      29,339,486
===========================================================================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:
Net realized gain from investment securities                          297,072         535,613            -         832,685
---------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities      4,692,788       6,090,493            -      10,783,281
===========================================================================================================================
Net gain from investment securities                                 4,989,860       6,626,106            -      11,615,966
===========================================================================================================================
Net increase in net assets resulting from operations             $ 13,222,249    $ 27,541,565  $   191,638    $ 40,955,452
===========================================================================================================================


SEE ACCOMPANYING NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
           OF INVESCO TAX-FREE BOND FUND INTO AIM MUNICIPAL BOND FUND
                                JANUARY 31, 2003
                                   (UNAUDITED)


NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") between AIM Municipal Bond Fund and INVESCO Tax-Free Bond Fund and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM Municipal Bond Fund for the net assets of INVESCO Tax-Free Bond Fund and the distribution of AIM Municipal Bond Fund shares to INVESCO Tax-Free Bond Fund shareholders. If the Agreement and Plan were to have taken place at January 31, 2003, INVESCO Tax-Free Bond Fund - Class A shareholders would have received 137,500 shares of AIM Municipal Bond Fund - Class A shares, INVESCO Tax-Free Bond Fund - Class B shareholders would have received 63,140 shares of AIM Municipal Bond Fund - Class B shares, INVESCO Tax-Free Bond Fund - Class C shareholders would have received 208,194 shares of AIM Municipal Bond Fund - Class C shares and INVESCO Tax-Free Bond Fund - Investor Class shareholders would have received 24,361,037 shares of AIM Municipal Bond Fund - Investor Class shares.


NOTE 2 - PRO FORMA ADJUSTMENTS

(a) Under the terms of the investment advisory agreement of AIM Municipal Bond Fund, the advisory fees based on pro forma combined assets for the year ended January 31, 2003 were $2,756,270. The advisory fees were adjusted to reflect the advisory fee rates in effect for AIM Municipal Bond Fund. Correspondingly, the advisory fee waivers have been adjusted to reflect the termination of the INVESCO Tax-Free Bond Fund expense limitation.
(b) Pursuant to the master administrative services agreement for AIM Municipal Bond Fund, fees paid on pro forma combined assets for the year ended January 31, 2003 were $156,934. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the AIM Municipal Bond Fund.
(c) Pursuant to the terms of the master distribution agreement for Class A share of the AIM Municipal Bond Fund the fund pays AIM Distributors, Inc. a fee calculated at 0.25% of the Class A average daily net assets. The Class A distribution fees on the pro forma combined assets for the year ended January 31, 2003 were $848,342. The distribution fees were adjusted to reflect the distribution rate paid in accordance with the distribution agreement for the pro forma combined assets of AIM Municipal Fund.
(d) Reports to shareholders expenses were reduced by $56,744 to eliminate the effects of duplicative fixed costs of production of reports to shareholders.
(e) Professional fees were increased by $14,469 to reflect the audit fees on the pro forma combined fixed costs of professional services fees.
(f) Transfer agency fees were reduced by $89,758 to reflect the fees on the pro forma combined number of open accounts under the transfer agency and services agreement for the AIM Municipal Bond Fund.


NOTE 3 - MERGER COSTS

Merger costs related to the Agreement and Plan are estimated at approximately $80,250 and because these are non recurring costs they have not been included in the unaudited pro forma statement of operations. These costs represent the estimated expense of AIM Tax-Free Bond Fund carrying out its obligations under the Agreement and Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. INVESCO Funds Group, Inc. will bear half of the costs of the Agreement and Plan and INVESCO Tax-Free Bond Fund will bear the other half of the expenses relating to the proposed Agreement and Plan.

PART C. OTHER INFORMATION


Item 15                Indemnification.

                 The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

                 A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

                 Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.               Exhibits.

1   (a)          -     (1) Amended and Restated Agreement and Declaration of
                       Trust of Registrant, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

                 - (2) Amendment No. 1 dated June 11, 2002 to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

                 - (3) Amendment No. 2 dated August 8, 2002 to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 20, filed on August 28, 2002, and is hereby incorporated by reference.

                 - (4) Amendment No. 3, dated May 14, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

                 - (5) Amendment No. 4, dated June 23, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

2                -     Amended and Restated Bylaws of Registrant, adopted
                       effective May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May
                       22, 2002, and is hereby incorporated by reference.

3                -     Voting Trust Agreements - None.

4                -     (a) Form of Agreement and Plan of Reorganization by and
                       among the Registrant on behalf of AIM High Yield Fund, INVESCO Bond Funds, Inc. on behalf of INVESCO High Yield
                       Fund, A I M Advisors, Inc. and INVESCO Funds Group, Inc.
                       is attached as Appendix I to the Combined Proxy Statement and Prospectus relating to INVESCO High Yield Fund contained in this Registration Statement.

                 - (b) Form of Agreement and Plan of Reorganization by and among the Registrant on behalf of AIM Income Fund, INVESCO Bond Funds, Inc. on behalf of INVESCO Select Income Fund, A I M Advisors, Inc. and INVESCO Funds Group, Inc. is attached as Appendix I to the Combined Proxy Statement and Prospectus relating to INVESCO Select Income Fund contained in this Registration Statement.

                 - (c) Form of Agreement and Plan of Reorganization by and among the Registrant on behalf of AIM Municipal Bond Fund, INVESCO Bond Funds, Inc. on behalf of INVESCO Tax-Free Bond Fund, A I M Advisors, Inc. and INVESCO Funds Group, Inc. is attached as Appendix I to the Combined Proxy Statement and Prospectus relating to INVESCO Tax-Free Bond Fund contained in this Registration Statement.

                 - (d) Form of Agreement and Plan of Reorganization by and among the Registrant on behalf of AIM Intermediate Government Fund, INVESCO Bond Funds, Inc. on behalf of INVESCO U.S. Government Securities Fund, A I M Advisors, Inc. and INVESCO Funds Group, Inc. is attached as Appendix I to the Combined Proxy Statement and Prospectus relating to INVESCO U.S. Government Securities Fund contained in this Registration Statement.

                 - (e) Form of Agreement and Plan of Reorganization by and among the Registrant on behalf of AIM Money Market Fund, INVESCO Money Market Funds, Inc. on behalf of INVESCO Cash Reserves Fund, A I M Advisors, Inc. and INVESCO Funds Group, Inc. is attached as Appendix I to the Combined Proxy Statement and Prospectus relating to INVESCO Cash Reserves Fund contained in this Registration Statement.

5                -     Articles II, VI, VII, VIII and IX of the Amended and
                       Restated Agreement and Declaration of Trust and Articles
                       IV, V and VI of the Amended and Restated Bylaws define the rights of holders of shares.

6   (a)          -     (1) Master Investment Advisory Agreement, dated June 1,
                       2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated December 28, 2001, to Master Investment Advisory Agreement dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated August 29, 2002, to the Master Investment Advisory Agreement, dated June 1, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

                 - (4) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

7   (a)          -     (1) Third Amended and Restated Master Distribution
                       Agreement, dated November 28, 2000, between the
                       Registrant (on behalf of its Class A Shares, Class C
                       Shares, AIM Cash Reserve Shares and Institutional Class
                       Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated December 28, 2001, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class C Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated June 3, 2002, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

                 - (4) Amendment No. 3, dated August 29, 2002, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

                 - (5) Amendment No. 4, dated October 31, 2002, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

                 - (6) Amendment No. 5, dated June 23, 2003, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

                 - (7) Form of Amendment No. 6, dated _______________, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (b)          -     (1) First Amended and Restated Master Distribution
                       Agreement, dated December 31, 2000, between the
                       Registrant (on behalf of its Class B Shares) and A I M
                       Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12,
                       2001, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated December 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000 (on behalf of its Class B Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated June 23, 2003, to First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (c)          -     Form of Selected Dealer Agreement between A I M
                       Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

    (d)          -     Form of Bank Selling Group Agreement between A I M
                       Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 10, filed on
                       November 18, 1998, and is hereby incorporated by reference.

8   (a)          -     Form of AIM Funds Retirement Plan for Eligible
                       Directors/Trustees, as restated October 1, 2001 was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

    (b)          -     Form of AIM Funds Director Deferred Compensation
                       Agreement, as amended March 7, 2000, September 28, 2001 and September 26, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July
                       7, 2003, and is hereby incorporated by reference.

9   (a)          -     (1) Second Amended and Restated Custody Agreement, dated
                       June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 7, filed on
                       November 21, 1996, and is hereby incorporated by reference.

                 - (2) Amendment, dated May 17, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 7, filed on November 21, 1996, and is hereby incorporated by reference.

                 - (3) Assignment and Acceptance of Assignment of Custody Agreement, dated October 15, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) was filed electronically as an Exhibit to Post-Effective Amendment No. 7, filed on November 21, 1996, and is hereby incorporated by reference.

                 - (4) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

                 - (5) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

    (b)          -     (1) Master Custodian Contract, dated May 1, 2000, between
                       Registrant (on behalf of AIM High Yield Fund, AIM Income
                       Fund, AIM Intermediate Government Fund, AIM Short Term
                       Bond Fund and AIM Total Return Bond Fund) and State
                       Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on
                       November 15, 2000, and is hereby incorporated by reference.

                 - (2) Amendment, dated May 1, 2000, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

                 - (3) Amendment, dated June 29, 2001, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

                 - (4) Amendment, dated April 2, 2002, to the Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

    (c)          -     (1) Subcustodian Agreement with Texas Commerce Bank,
                       dated September 9, 1994, among Texas Commerce Bank
                       National Association, State Street Bank and Trust
                       Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 7, filed on November 21, 1996, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 12, filed on March 10, 2000, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement with Texas Commerce Bank National Association, dated September 9, 1994, among J P Morgan Chase Bank (formerly known as The Chase Manhattan Bank, successor-in-interest by merger to Chase Bank of Texas, N.A. State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed November 20, 2002, and is hereby incorporated by reference.

    (d)          -     Foreign Assets Delegation Agreement, dated May 31, 2002,
                       between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

10  (a)          -     (1) Sixth Amended and Restated Master Distribution Plan,
                       dated October 31, 2002 for Registrant's Class A Shares,
                       Class A3 Shares, Class C Shares, Class R Shares and AIM
                       Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on
                       November 20, 2002, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated June 23, 2003, to the Sixth Amended and Restated Master Distribution Plan, dated October 31, 2002 for Registrant's Class A Shares, Class A3 Shares, Class C Shares, Class R Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

                 - (3) Form of Seventh Amended and Restated Master Distribution Plan, dated _____________, for Registrant's Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Investor Class Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (b)          -     (1) First Amended and Restated Master Distribution Plan,
                       dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated December 28, 2001, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated June 23, 2003, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (c)          -     Form of Shareholder Service Agreement to be used in
                       connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective
                       Amendment No 15, filed on October 12, 2001, and is hereby incorporated by reference.

    (d)          -     Form of Bank Shareholder Service Agreement to be used in
                       connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

    (e)          -     Form of Agency Pricing Agreement (for the Retail Classes)
                       to be used in connection with Registrant's Master
                       Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No. 20, filed on August 28,
                       2002, and is hereby incorporated by reference.

    (f)          -     Forms of Service Agreements for Bank Trust Departments
                       and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

    (g)          -     Form of Variable Group Annuity Contractholder Service
                       Agreement to be used in connection with Registrant's
                       Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on
                       October 12, 2001, and is hereby incorporated by reference.

    (h)          -     Form of Shareholder Service Agreement for Shares of the
                       AIM Mutual Funds to be used in connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

    (i)          -     Third Amended and Restated Multiple Class Plan of The AIM
                       Family of Funds(R), as amended and restated March 4, 2002 and further amended and restated October 31, 2002 and as further amended and restated July 21, 2003, was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

11               -     Opinion of Counsel and Consent of Ballard Spahr Andrews &
                       Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12               -     Opinion of Ballard Spahr Andrews & Ingersoll, LLP,
                       supporting the tax matters and consequences to shareholders will be filed as part of a Post-Effective
                       Amendment to this Registration Statement.

13  (a)          -     (1) Amended and Restated Transfer Agency and Service
                       Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 9, filed on
                       July 10, 1998, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated January 1, 1999, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11, filed on October 14, 1999, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated July 1, 1999, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11, filed on October 14, 1999, and is hereby incorporated by reference.

                 - (4) Amendment No. 3, dated July 1, 2000, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

                 - (5) Amendment No. 4, dated January 1, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

                 - (6) Amendment No. 5, dated March 4, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

                 - (7) Amendment No. 6, dated October 31, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

                 - (8) Amendment No. 7, dated May 14, 2003, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

                 - (9) Amendment No. 8, dated June 11, 2003, to the Amended and Restated Transfer Agency ad Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (b)          -     (1) Master Administrative Services Agreement, dated June
                       1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

                 - (2) Amendment No. 1, dated May 9, 2001, to Master Administrative Services Agreement, dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

                 - (3) Amendment No. 2, dated December 28, 2001, to Master Administrative Services Agreement, dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

                 - (4) Amendment No. 3, dated August 29, 2002, to Master Administrative Services Agreement dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

                 - (5) Amendment No. 4, dated June 23, 2003, to the Master Administrative Services Agreement, dated June 1, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (c)          -     Memorandum of Agreement dated June 1, 2000, regarding
                       securities lending, between Registrant, with respect to all Funds, and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

    (d)          -     Memorandum of Agreement, dated July 1, 2003, regarding
                       fee waivers, between Registrant and A I M Advisors, Inc.
                       (on behalf of AIM Short Term Bond Fund and AIM Total
                       Return Bond Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on July 7,
                       2003, and is hereby incorporated by reference.

    (e)          -     Memorandum of Agreement, dated July 1, 2003, between
                       Registrant and A I M Distributors, Inc. (on behalf of AIM
                       Short Term Bond Fund and AIM Total Return Bond Fund) was filed electronically as an Exhibit to Post-Effective
                       Amendment No. 22, filed on July 7, 2003, and is hereby incorporated by reference.

    (f)          -     Memorandum of Agreement, dated July 1, 2003, between
                       Registrant (on behalf of each Fund's Institutional Class) and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 22, filed on
                       July 7, 2003, and is hereby incorporated by reference.

    (g)          -     Interfund Loan Agreement, dated September 18, 2001,
                       between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

14  (a)          -     Consent of Ernst & Young, LLP is filed herewith
                       electronically.

    (b)          -     Consent of PricewaterhouseCoopers LLP is filed herewith
                       electronically.

15               -     Omitted Financial Statements - None.

16               -     Manually signed copies of any power of attorney pursuant
                       to which the name of any person has been signed to the registration statement - None.

17               -     Form of Proxies relating to the Special Meeting of
                       Shareholders of INVESCO High Yield Fund, INVESCO Select
                       Income Fund, INVESCO Tax-Free Bond Fund, INVESCO U.S.
                       Government Securities Fund and INVESCO Cash Reserves Fund are filed herewith electronically.

Item 17.               Undertakings.

                 (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                 (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                 (3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 13th day of August, 2003.


                                Registrant:  AIM INVESTMENT SECURITIES FUNDS


                                        By:  /s/ ROBERT H. GRAHAM
                                             ---------------------------
                                             Robert H. Graham, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURES                              TITLE                          DATE
       -----------------------          -----------------------------         ---------------
        /s/  ROBERT H. GRAHAM           Chairman, Trustee & President         August 13, 2003
       -----------------------          (Principal Executive Officer)
         (Robert H. Graham)


         /s/ FRANK S. BAYLEY                       Trustee                    August 13, 2003
       -----------------------
          (Frank S. Bayley)


        /s/ BRUCE L. CROCKETT                      Trustee                    August 13, 2003
       -----------------------
         (Bruce L. Crockett)


        /s/ ALBERT R. DOWDEN                       Trustee                    August 13, 2003
       -----------------------
         (Albert R. Dowden)


       /s/ EDWARD K. DUNN, JR.                     Trustee                    August 13, 2003
       -----------------------
        (Edward K. Dunn, Jr.)


         /s/ JACK M. FIELDS                        Trustee                    August 13, 2003
       -----------------------
          (Jack M. Fields)


        /s/ CARL FRISCHLING                        Trustee                    August 13, 2003
      -----------------------
         (Carl Frischling)


       /s/ PREMA MATHAI-DAVIS                      Trustee                    August 13, 2003
       -----------------------
        (Prema Mathai-Davis)


        /s/ LEWIS F. PENNOCK                       Trustee                    August 13, 2003
       -----------------------
         (Lewis F. Pennock)


         /s/ RUTH H. QUIGLEY                       Trustee                    August 13, 2003
       -----------------------
          (Ruth H. Quigley)


         /s/ LOUIS S. SKLAR                        Trustee                    August 13, 2003
       -----------------------
          (Louis S. Sklar)


       /s/ Mark H. Williamson                     Trustee &                   August 13, 2003
       -----------------------             Executive Vice President
        (Mark H. Williamson)


         /s/ DANA R. SUTTON               Vice President & Treasurer          August 13, 2003
       -----------------------             (Principal Financial and
          (Dana R. Sutton)                    Accounting Officer)

                                  EXHIBIT INDEX


Exhibit
Number                   Description
-------                  -----------
11                       Opinion of Counsel and Consent of Ballard Spahr Andrews
                         & Ingersoll, LLP as to the legality of the securities
                         being registered

14  (a)                  Consent of Ernst & Young LLP

14  (b)                  Consent of PricewaterhouseCoopers LLP

17                       Form of Proxies